UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-18-335411) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Items 1 and 6, this submission is identical in all material respects to the initial submission.

Item 1.	Reports to Shareholders.

The following are copies of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

●	PIMCO Funds—Asset Allocation Funds
●	PIMCO Funds—Bond Funds
●	PIMCO Funds—Credit Bond Funds
●	PIMCO Funds—PIMCO CommoditiesPLUS® Strategy Fund
●	PIMCO Funds—Fundamental Index Funds
●	PIMCO Funds—International Bond Funds
●	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund
●	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®
●	PIMCO Funds—PIMCO Emerging Local Bond Fund
●	PIMCO Funds—PIMCO High Yield Fund
●	PIMCO Funds—PIMCO Income Fund

Filed under this submission on Form N-CSR:

●	PIMCO Funds—PIMCO International Bond Fund (U.S. Dollar-Hedged)
●	PIMCO Funds—PIMCO Investment Grade Credit Bond Fund
●	PIMCO Funds—PIMCO Low Duration Fund
●	PIMCO Funds—PIMCO Real Return Fund
●	PIMCO Funds—PIMCO Short-Term Fund
●	PIMCO Funds—PIMCO Total Return Fund
●	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund
●	PIMCO Funds—Private Account Portfolio Series
●	PIMCO Funds—Real Return Strategy Funds
●	PIMCO Funds—Short Duration Strategy Funds
●	PIMCO Funds—StocksPLUS® Funds
●	PIMCO Funds—Tax-Efficient Strategy Funds

PIMCO Funds

Semiannual Report

September 30, 2018

PIMCO International Bond Fund (U.S. Dollar-Hedged)

(a)	Prior to July 30, 2018, the PIMCO International Bond Fund (U.S. Dollar-Hedged) was named the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged).

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following this letter is the PIMCO Funds Semiannual Report which covers the six-month reporting period ended September 30, 2018. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the first quarter of 2018. During the second quarter of 2018 GDP growth rose to an annual pace of 4.2%, representing the strongest pace since the third quarter of 2014. The Commerce Department’s initial reading — released after the end of the reporting period — showed that third-quarter 2018 GDP grew at an annual pace of 3.5%.

The Federal Reserve (the “Fed”) continued to normalize monetary policy during the reporting period. In June 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. At its September 2018 meeting, the Fed again increased rates to a range between 2.00% and 2.25%. In addition to increasing the federal funds rate, the Fed continued to reduce its balance sheet during the reporting period.

Economic activity outside the U.S. initially accelerated during the reporting period, but moderated somewhat as the reporting period progressed. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. The Bank of England raised rates at its meeting in August 2018 and the Bank of Canada raised rates once during the reporting period. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, and that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period as short-term rates moved up more than their longer-term counterparts. In our view, the increase in rates at the short end of the yield curve was mostly due to Fed interest rate increases. The yield on the benchmark 10-year U.S. Treasury note was 3.05% at the end of the reporting period, up from 2.74% on March 31, 2018.

U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -0.49% during the reporting period. Meanwhile the Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned -0.14% during the reporting period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 3.46% during the reporting period, whereas emerging market external debt, as represented by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, returned -1.71% during the reporting period. Emerging market local bonds, as represented by the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.06% during the reporting period. The emerging market debt asset class was negatively impacted by signs of moderating growth in China, the strengthening

2	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

U.S. dollar and headline issues in countries such as Argentina and Turkey. Emerging market local currencies were hit especially hard, many of which significantly depreciated versus the U.S. dollar during the reporting period.

Global equities produced mixed results during the reporting period, while U.S. equities rallied sharply. We believe this rally was driven by a number of factors, including optimism surrounding the December 2017 tax reform bill and corporate profits that often exceeded expectations. All told, U.S. equities, as represented by the S&P 500 Index, returned 11.41% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned -8.97% during the reporting period, whereas global equities, as represented by the MSCI World Index, returned 6.80%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned 8.81% during the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned 5.37%.

Commodity prices fluctuated and generated mixed results during the reporting period. When the reporting period began crude oil was approximately $65 a barrel, but by the end of the reporting period crude oil was roughly $73 a barrel. This ascent was driven in part by planned and observed production cuts by the Organization of Petroleum Exporting Countries (OPEC) and the collapse in Venezuelan oil production. Elsewhere, gold and copper prices moved lower during the reporting period.

Finally, during the reporting period the foreign exchange markets experienced periods of volatility, due in part to signs of decoupling economic growth and central bank policies, along with a number of geopolitical events. The U.S. dollar strengthened against other major currencies during the reporting period. For example, the U.S. dollar returned 6.20%, 7.63% and 6.83% versus the euro, British pound and Japanese yen, respectively, during the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	3

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged)

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Fund (U.S. Dollar-Hedged) (formerly PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s decision to leave the European Union may impact Fund returns. This decision may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain

4	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2*	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO International Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	04/27/18	01/28/97	01/20/97	01/20/97	12/31/02	Non-diversified

*	Effective April 27, 2018, the name of Class P for all Funds of the Trust that offer such class was changed to I-2.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications,

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	5

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC has adopted a rule that, beginning in 2021, generally will allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO currently is evaluating how to make the electronic delivery option available to shareholders in the future.

The SEC adopted amendments to certain disclosure requirements relating to open-end investment companies’ liquidity risk management programs. Effective December 1, 2019, large fund complexes will be required to include in their shareholder reports a discussion of their liquidity risk management programs’ operations over the past year.

6	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

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SEMIANNUAL REPORT	SEPTEMBER 30, 2018	7

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class	0.54%	2.94%	5.02%	7.01%	7.15%
PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2	0.49%	2.84%	4.91%	6.90%	7.05%
PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3	0.47%	2.79%	4.86%	6.85%	6.99%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class	0.41%	2.68%	4.75%	6.74%	6.90%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A	0.34%	2.53%	4.60%	6.57%	6.69%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	(3.43)%	(1.31)%	3.80%	6.16%	6.53%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C	(0.04)%	1.65%	3.82%	5.77%	5.90%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	(1.03)%	0.65%	3.82%	5.77%	5.90%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R	0.21%	2.28%	4.34%	6.30%	6.42%
Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index	0.31%	2.40%	3.80%	4.25%	5.80%	♦
Lipper International Income Funds Average	(4.38)%	(1.70)%	1.06%	4.06%	5.29%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 11/30/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.56% for the Institutional Class shares, 0.66% for I-2 shares, 0.76% for I-3 shares, 0.81% for Administrative Class shares, 0.96% for Class A shares, 1.71% for Class C shares, and 1.21% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Institutional Class - PFORX	I-2 - PFBPX	I-3 - PFONX	Administrative Class - PFRAX
Class A - PFOAX	Class C - PFOCX	Class R - PFRRX

Geographic Breakdown as of 09/30/2018†§

United States‡	33.2%
Japan	12.9%
United Kingdom	9.2%
France	8.1%
Italy	6.0%
Canada	4.5%
Sweden	4.2%
Cayman Islands	3.5%
Spain	3.1%
Denmark	2.5%
Saudi Arabia	1.5%
Germany	1.5%
Netherlands	1.4%
Switzerland	1.2%
Qatar	1.2%
Other	6.0%

†	% of Investments, at value.
§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO International Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three non-U.S. countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies, particularly a combination of curve positioning and yield advantage, contributed to performance, as rates rose in the 1 to 3 year part of the curve.

»	Country selection in the eurozone contributed to relative performance over the reporting period.

»	Short exposure to several developed market currencies contributed to performance, as these currencies depreciated against the U.S. dollar.
»	Positions in non-agency mortgage backed securities (“MBS”) contributed to performance, as these securities generated positive returns.

»

Long exposure to a basket of emerging market currencies detracted from performance over the reporting period, as the MSCI Emerging Markets Currency Index, which generally captures the overall performance of emerging market currencies, declined in U.S. dollar terms.

»

Holdings of sovereign emerging markets external debt detracted from performance. The JP Morgan Emerging Market Bond Index (“EMBI”), which generally tracks the total return of emerging market external debt, fell.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	9

Expense Example PIMCO International Bond Fund (U.S. Dollar-Hedged)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2018 to September 30, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,005.40	$2.80	$1,000.00	$1,022.14	$2.82	0.56%
I-2	1,000.00	1,004.90	3.30	1,000.00	1,021.64	3.33	0.66
I-3(a)	1,000.00	1,006.30	3.01	1,000.00	1,018.10	3.02	0.71
Administrative Class	1,000.00	1,004.10	4.05	1,000.00	1,020.89	4.08	0.81
Class A	1,000.00	1,003.40	4.80	1,000.00	1,020.14	4.84	0.96
Class C	1,000.00	999.60	8.52	1,000.00	1,016.40	8.60	1.71
Class R	1,000.00	1,002.10	6.04	1,000.00	1,018.90	6.09	1.21

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/27/18 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 154/365 for the I-3 shares of the PIMCO International Bond Fund (U.S. Dollar-Hedged) (to reflect the period since the inception date of 4/27/18).

10	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index	Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds and Canadian Government securities. The index launched on 1/1/1998. The index performance shown prior to that date is calculated using the JPMorgan GBI Global ex-US Index Hedged in USD, which was the Fund’s primary benchmark index from the Fund’s inception until 12/1/2015.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	11

Financial Highlights PIMCO International Bond Fund (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2018 - 09/30/2018+	$10.78	$0.12	$(0.06)	$0.06	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2018	10.50	0.19	0.26	0.45	(0.17)	0.00	0.00	(0.17)
03/31/2017	10.16	0.20	0.29	0.49	(0.15)	0.00	0.00	(0.15)
03/31/2016	11.01	0.19	(0.15)	0.04	(0.69)	(0.17)	(0.03)	(0.89)
03/31/2015	10.72	0.25	0.92	1.17	(0.84)	(0.04)	0.00	(0.88)
03/31/2014	10.90	0.28	(0.09)	0.19	(0.25)	(0.12)	0.00	(0.37)
I-2
04/01/2018 - 09/30/2018+	10.78	0.11	(0.06)	0.05	(0.09)	0.00	0.00	(0.09)
03/31/2018	10.50	0.18	0.26	0.44	(0.16)	0.00	0.00	(0.16)
03/31/2017	10.16	0.18	0.30	0.48	(0.14)	0.00	0.00	(0.14)
03/31/2016	11.01	0.18	(0.15)	0.03	(0.68)	(0.17)	(0.03)	(0.88)
03/31/2015	10.72	0.24	0.92	1.16	(0.83)	(0.04)	0.00	(0.87)
03/31/2014	10.90	0.27	(0.09)	0.18	(0.24)	(0.12)	0.00	(0.36)
I-3
04/27/2018 - 09/30/2018+	10.75	0.09	(0.02)	0.07	(0.08)	0.00	0.00	(0.08)
Administrative Class
04/01/2018 - 09/30/2018+	10.78	0.10	(0.06)	0.04	(0.08)	0.00	0.00	(0.08)
03/31/2018	10.50	0.17	0.25	0.42	(0.14)	0.00	0.00	(0.14)
03/31/2017	10.16	0.17	0.29	0.46	(0.12)	0.00	0.00	(0.12)
03/31/2016	11.01	0.16	(0.15)	0.01	(0.66)	(0.17)	(0.03)	(0.86)
03/31/2015	10.72	0.22	0.92	1.14	(0.81)	(0.04)	0.00	(0.85)
03/31/2014	10.90	0.26	(0.09)	0.17	(0.23)	(0.12)	0.00	(0.35)
Class A
04/01/2018 - 09/30/2018+	10.78	0.09	(0.05)	0.04	(0.08)	0.00	0.00	(0.08)
03/31/2018	10.50	0.15	0.25	0.40	(0.12)	0.00	0.00	(0.12)
03/31/2017	10.16	0.16	0.28	0.44	(0.10)	0.00	0.00	(0.10)
03/31/2016	11.01	0.15	(0.15)	0.00	(0.65)	(0.17)	(0.03)	(0.85)
03/31/2015	10.72	0.21	0.91	1.12	(0.79)	(0.04)	0.00	(0.83)
03/31/2014	10.90	0.24	(0.09)	0.15	(0.21)	(0.12)	0.00	(0.33)

12	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.74	0.54%	$6,097,568	0.56	%*	0.56	%*	0.50	%*	0.50	%*	2.15	%*	97%
10.78	4.28	5,441,847	0.56		0.56		0.50		0.50		1.81		154
10.50	4.80	4,934,256	0.55		0.55		0.50		0.50		1.87		252
10.16	0.59	4,963,502	0.51		0.51		0.50		0.50		1.84		313
11.01	11.19	6,278,009	0.52		0.52		0.50		0.50		2.30		317
10.72	1.89	4,911,601	0.52		0.52		0.50		0.50		2.67		175

10.74	0.49	1,991,338	0.66	*	0.66	*	0.60	*	0.60	*	2.05	*	97
10.78	4.18	1,813,474	0.66		0.66		0.60		0.60		1.71		154
10.50	4.70	1,467,122	0.65		0.65		0.60		0.60		1.71		252
10.16	0.49	943,560	0.61		0.61		0.60		0.60		1.71		313
11.01	11.08	1,029,451	0.62		0.62		0.60		0.60		2.15		317
10.72	1.79	573,320	0.62		0.62		0.60		0.60		2.57		175

10.74	0.63	18,642	0.71	*	0.76	*	0.65	*	0.70	*	2.07	*	97

10.74	0.41	107,591	0.81	*	0.81	*	0.75	*	0.75	*	1.90	*	97
10.78	4.02	113,659	0.81		0.81		0.75		0.75		1.56		154
10.50	4.54	92,478	0.80		0.80		0.75		0.75		1.59		252
10.16	0.34	72,063	0.76		0.76		0.75		0.75		1.52		313
11.01	10.92	42,514	0.77		0.77		0.75		0.75		1.99		317
10.72	1.64	17,829	0.77		0.77		0.75		0.75		2.42		175

10.74	0.34	1,274,437	0.96	*	0.96	*	0.90	*	0.90	*	1.75	*	97
10.78	3.86	1,430,893	0.96		0.96		0.90		0.90		1.44		154
10.50	4.38	454,901	0.95		0.95		0.90		0.90		1.52		252
10.16	0.19	495,704	0.91		0.91		0.90		0.90		1.41		313
11.01	10.75	444,228	0.92		0.92		0.90		0.90		1.93		317
10.72	1.49	375,436	0.92		0.92		0.90		0.90		2.27		175

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	13

Financial Highlights PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class C
04/01/2018 - 09/30/2018+	$10.78	$0.05	$(0.05)	$0.00	$(0.04)	$0.00	$0.00	$(0.04)
03/31/2018	10.49	0.07	0.26	0.33	(0.04)	0.00	0.00	(0.04)
03/31/2017	10.16	0.07	0.29	0.36	(0.03)	0.00	0.00	(0.03)
03/31/2016	11.01	0.07	(0.15)	(0.08)	(0.57)	(0.17)	(0.03)	(0.77)
03/31/2015	10.72	0.12	0.92	1.04	(0.71)	(0.04)	0.00	(0.75)
03/31/2014	10.90	0.16	(0.09)	0.07	(0.13)	(0.12)	0.00	(0.25)
Class R
04/01/2018 - 09/30/2018+	10.78	0.08	(0.06)	0.02	(0.06)	0.00	0.00	(0.06)
03/31/2018	10.50	0.12	0.26	0.38	(0.10)	0.00	0.00	(0.10)
03/31/2017	10.16	0.13	0.29	0.42	(0.08)	0.00	0.00	(0.08)
03/31/2016	11.01	0.12	(0.15)	(0.03)	(0.62)	(0.17)	(0.03)	(0.82)
03/31/2015	10.72	0.18	0.92	1.10	(0.77)	(0.04)	0.00	(0.81)
03/31/2014	10.90	0.22	(0.10)	0.12	(0.18)	(0.12)	0.00	(0.30)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.74	(0.04	) %	$74,421	1.71	%*	1.71	%*	1.65	%*	1.65	%*	1.00	%*	97%
10.78	3.15		75,690	1.71		1.71		1.65		1.65		0.64		154
10.49	3.50		103,486	1.70		1.70		1.65		1.65		0.70		252
10.16	(0.54)		91,505	1.66		1.66		1.65		1.65		0.67		313
11.01	9.94		79,910	1.67		1.67		1.65		1.65		1.13		317
10.72	0.73		52,311	1.67		1.67		1.65		1.65		1.52		175

10.74	0.21		59,235	1.21	*	1.21	*	1.15	*	1.15	*	1.50	*	97
10.78	3.61		55,673	1.21		1.21		1.15		1.15		1.16		154
10.50	4.12		45,852	1.20		1.20		1.15		1.15		1.21		252
10.16	(0.06)		41,007	1.16		1.16		1.15		1.15		1.17		313
11.01	10.48		37,816	1.17		1.17		1.15		1.15		1.66		317
10.72	1.23		27,215	1.17		1.17		1.15		1.15		2.03		175

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	15

Statement of Assets and Liabilities PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$10,336,852
Investments in Affiliates	406,731
Financial Derivative Instruments
Exchange-traded or centrally cleared	18,486
Over the counter	129,884
Cash	312
Deposits with counterparty	9,945
Foreign currency, at value	28,303
Receivable for investments sold	370,272
Receivable for TBA investments sold	714,013
Receivable for Fund shares sold	13,410
Interest and/or dividends receivable	49,633
Dividends receivable from Affiliates	1,025
Reimbursement receivable from PIMCO	1
Other assets	4
Total Assets	12,078,871

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$220,907
Payable for short sales	3,606
Financial Derivative Instruments
Exchange-traded or centrally cleared	10,945
Over the counter	96,321
Payable for investments purchased	728,742
Payable for investments in Affiliates purchased	1,025
Payable for TBA investments purchased	1,324,871
Deposits from counterparty	48,455
Payable for Fund shares redeemed	14,301
Distributions payable	2,281
Accrued investment advisory fees	1,773
Accrued supervisory and administrative fees	2,079
Accrued distribution fees	72
Accrued servicing fees	261
Total Liabilities	2,455,639

Net Assets	$9,623,232

Net Assets Consist of:
Paid in capital	$9,407,731
Undistributed (overdistributed) net investment income	(177,775)
Accumulated undistributed net realized gain (loss)	286,194
Net unrealized appreciation (depreciation)	107,082

Net Assets	$9,623,232

Cost of investments in securities	$10,315,379
Cost of investments in Affiliates	$406,759
Cost of foreign currency held	$27,905
Proceeds received on short sales	$3,614
Cost or premiums of financial derivative instruments, net	$26,175

* Includes repurchase agreements of:	$9,341

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2018 (Unaudited)

Net Assets:
Institutional Class	$6,097,568
I-2	1,991,338
I-3	18,642
Administrative Class	107,591
Class A	1,274,437
Class C	74,421
Class R	59,235
Shares Issued and Outstanding:
Institutional Class	567,895
I-2	185,463
I-3	1,736
Administrative Class	10,020
Class A	118,694
Class C	6,931
Class R	5,517
Net Asset Value Per Share Outstanding:
Institutional Class	$10.74
I-2	10.74
I-3	10.74
Administrative Class	10.74
Class A	10.74
Class C	10.74
Class R	10.74

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	17

Statement of Operations PIMCO International Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$116,482
Dividends	112
Dividends from Investments in Affiliates	8,398
Total Income	124,992

Expenses:
Investment advisory fees	11,509
Supervisory and administrative fees	13,556
Distribution and/or servicing fees - Administrative Class	138
Distribution fees - Class C	278
Distribution fees - Class R	71
Servicing fees - Class A	1,652
Servicing fees - Class C	93
Servicing fees - Class R	71
Trustee fees	14
Interest expense	2,692
Miscellaneous expense	60
Total Expenses	30,134
Waiver and/or Reimbursement by PIMCO	(2)
Net Expenses	30,132

Net Investment Income (Loss)	94,860

Net Realized Gain (Loss):
Investments in securities	(10,221)
Investments in Affiliates	200
Exchange-traded or centrally cleared financial derivative instruments	95,058
Over the counter financial derivative instruments	233,261
Foreign currency	(44,738)

Net Realized Gain (Loss)	273,560

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(380,137)
Investments in Affiliates	608
Exchange-traded or centrally cleared financial derivative instruments	(9,598)
Over the counter financial derivative instruments	51,313
Foreign currency assets and liabilities	12,174

Net Change in Unrealized Appreciation (Depreciation)	(325,640)

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,780

* Foreign tax withholdings	$11

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Statements of Changes in Net Assets PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$94,860	$144,607
Net realized gain (loss)	273,560	(81,650)
Net change in unrealized appreciation (depreciation)	(325,640)	287,292

Net Increase (Decrease) in Net Assets Resulting from Operations	42,780	350,249

Distributions to Shareholders:
From net investment income
Institutional Class	(52,415)	(80,838)
I-2	(16,379)	(24,242)
I-3	(65)	0
Administrative Class	(864)	(1,350)
Class D	0	(12,286	)(a)
Class A	(9,343)	(5,243)
Class C	(249)	(293)
Class R	(334)	(462)

Total Distributions(b)	(79,649)	(124,714)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	728,865	430,294

Total Increase (Decrease) in Net Assets	691,996	655,829

Net Assets:
Beginning of period	8,931,236	8,275,407
End of period*	$9,623,232	$8,931,236

*Including undistributed (overdistributed) net investment income of:	$(177,775)	$(192,986)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares converted into Class A Shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	19

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.4%

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	5,000	$4,993
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	131,380	3,040
43.077% (ARLLMONP) due 06/21/2020 ~		196,280	5,543

Total Argentina (Cost $23,880)			13,576

AUSTRALIA 0.3%

ASSET-BACKED SECURITIES 0.1%
Driver Australia Four Trust
2.780% due 07/21/2026	AUD	12,958	9,353

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Puma
2.744% due 05/13/2045 •		2,973	2,149
RESIMAC Bastille Trust
2.987% due 12/16/2059 •		$3,800	3,795

			5,944

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (g)	AUD	8,938	7,248

Total Australia (Cost $25,869)			22,545

BRAZIL 0.5%

CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV
4.375% due 05/20/2023		$2,100	2,000
5.999% due 01/27/2028		27,369	25,303
6.125% due 01/17/2022		3,258	3,371
7.250% due 03/17/2044		900	856
7.375% due 01/17/2027		11,400	11,563

			43,093

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		6,000	5,820

Total Brazil (Cost $51,045)			48,913

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 5.0%

CORPORATE BONDS & NOTES 1.3%
Bank of Nova Scotia
1.875% due 04/26/2021		$33,900	$32,789
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		9,700	9,672
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~		10,400	10,401
3.034% (US0003M + 0.700%) due 06/15/2020 ~		6,700	6,726
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028 (k)	EUR	9,200	10,757
Royal Bank of Canada
2.200% due 09/23/2019		$4,300	4,272
2.300% due 03/22/2021		22,000	21,523
Toronto-Dominion Bank
2.500% due 01/18/2023		29,300	28,519

			124,659

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
1.940% due 06/01/2020	CAD	6,677	5,177
2.140% due 07/01/2020		17,175	13,357
2.140% due 08/01/2020		6,357	4,945
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		3,167	2,434
3.650% due 08/12/2053		6,200	4,726

			30,639

SOVEREIGN ISSUES 3.4%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (g)		10,454	9,710
Province of Alberta
1.250% due 06/01/2020		35,000	26,630
2.350% due 06/01/2025		33,600	25,197
Province of British Columbia
2.300% due 06/18/2026		7,400	5,503
Province of Ontario
2.500% due 04/27/2026		$4,000	3,758
2.600% due 06/02/2025	CAD	229,400	174,364
3.150% due 06/02/2022		3,400	2,680
3.500% due 06/02/2024		50,000	40,070
Province of Quebec
3.000% due 09/01/2023		19,200	15,053
3.500% due 12/01/2022		6,500	5,200
4.250% due 12/01/2021		8,800	7,169
5.000% due 12/01/2038		8,100	7,923

20	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 10/01/2029	CAD	3,200	$3,143

			326,400

Total Canada (Cost $500,143)			481,698

CAYMAN ISLANDS 3.9%

ASSET-BACKED SECURITIES 3.6%
Apidos CLO
3.467% due 07/22/2026 •		$12,000	12,012
Atlas Senior Loan Fund Ltd.
2.994% due 02/17/2026 •		3,704	3,694
Bowman Park CLO Ltd.
3.490% due 11/23/2025 •		19,500	19,506
Brookside Mill CLO Ltd.
3.156% due 01/17/2028 •		6,200	6,188
Cent CLO Ltd.
3.286% due 10/15/2026 •		23,400	23,387
CIFC Funding Ltd.
3.195% due 10/25/2027 •		18,450	18,422
Emerson Park CLO Ltd.
3.319% due 07/15/2025 •		3,277	3,279
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •		5,600	5,600
Figueroa CLO Ltd.
3.188% due 06/20/2027 •		15,400	15,405
3.239% due 01/15/2027 •		23,000	23,002
Flagship CLO Ltd.
3.189% due 01/16/2026 •		5,200	5,194
Loomis Sayles CLO Ltd.
3.239% due 04/15/2028 •		12,050	12,037
Monarch Grove CLO
3.215% due 01/25/2028 •		15,000	14,916
Mountain Hawk CLO Ltd.
3.139% due 10/15/2026 •		4,400	4,387
3.168% due 07/20/2024 •		9,600	9,604
Neuberger Berman CLO Ltd.
3.139% due 07/15/2027 •		7,550	7,554
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •		2,400	2,401
Oaktree CLO Ltd.
3.568% due 10/20/2026 •		8,500	8,507
Octagon Investment Partners Ltd.
3.189% due 07/15/2027 •		6,850	6,852
3.439% due 04/15/2026 •		4,008	4,009
OHA Credit Partners Ltd.
3.358% due 10/20/2025 •		5,727	5,731
OZLM Ltd.
3.271% due 07/30/2027 •		23,300	23,266
Regatta Funding Ltd.
3.495% due 10/25/2026 •		11,200	11,215
Sound Point CLO Ltd.
3.238% due 01/20/2028 •		11,800	11,780

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sudbury Mill CLO Ltd.
3.486% due 01/17/2026 •		$9,409	$9,420
Symphony CLO Ltd.
3.219% due 04/15/2028 •		4,650	4,651
3.516% due 10/17/2026 •		6,400	6,403
Telos CLO Ltd.
3.286% due 04/17/2028 •		13,050	13,051
TICP CLO Ltd.
3.199% due 04/20/2028 •		18,600	18,523
3.743% due 04/20/2028 •		22,500	22,280
Venture CLO Ltd.
3.219% due 04/15/2027 •		4,500	4,479
WhiteHorse Ltd.
3.266% due 04/17/2027 •		4,900	4,891

			341,646

CORPORATE BONDS & NOTES 0.3%
Ambac LSNI LLC
7.396% due 02/12/2023 •		950	963
Goodman HK Finance
4.375% due 06/19/2024		4,800	4,791
KSA Sukuk Ltd.
2.894% due 04/20/2022		7,600	7,418
Sands China Ltd.
4.600% due 08/08/2023		4,000	4,009
5.125% due 08/08/2025		4,100	4,096
5.400% due 08/08/2028		9,200	9,177
Tencent Holdings Ltd.
3.595% due 01/19/2028		1,300	1,231

			31,685

Total Cayman Islands (Cost $374,077)			373,331

CHINA 0.0%

SOVEREIGN ISSUES 0.0%
China Development Bank
5.840% due 01/03/2019	CNY	4,388	643
China Government International Bond
3.380% due 05/23/2023		4,600	666
4.080% due 08/22/2023		4,600	686

Total China (Cost $2,147)			1,995

CURACAO 0.0%

CORPORATE BONDS & NOTES 0.0%
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	1,000	1,020

Total Curacao (Cost $1,033)			1,020

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	21

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 2.8%

CORPORATE BONDS & NOTES 2.8%
BRFkredit A/S
2.000% due 10/01/2047	DKK	161,008	$25,283
2.500% due 10/01/2047		87	14
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		124,771	19,572
2.500% due 10/01/2037		11,627	1,925
2.500% due 10/01/2047		106	17
Nykredit Realkredit A/S
2.000% due 10/01/2047		705,945	110,653
2.500% due 10/01/2037		149,022	24,675
2.500% due 10/01/2047		2,382	387
Realkredit Danmark A/S
2.000% due 10/01/2047		516,841	81,112
2.500% due 10/01/2037		30,897	5,116
2.500% due 07/01/2047		84	14

Total Denmark (Cost $251,367)			268,768

FRANCE 3.8%

CORPORATE BONDS & NOTES 1.5%
Credit Agricole S.A.
3.362% (US0003M + 1.020%) due 04/24/2023 ~		$5,300	5,315
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	14,500	17,215
1.875% due 03/28/2019		$12,500	12,451
1.875% due 01/29/2020		5,500	5,419
1.875% due 09/15/2021		43,000	41,410
2.000% due 01/22/2021	EUR	19,500	23,766
2.250% due 02/18/2020		$14,400	14,249
2.500% due 01/25/2021		4,650	4,583
3.250% due 09/26/2023		6,800	6,780
Electricite de France S.A.
2.150% due 01/22/2019		2,900	2,895
Pernod Ricard S.A.
4.450% due 01/15/2022		800	816
5.750% due 04/07/2021		1,000	1,053
Societe Generale S.A.
8.250% due 11/29/2018 •(h)(i)		3,700	3,730

			139,682

SOVEREIGN ISSUES 2.3%
France Government International Bond
2.000% due 05/25/2048	EUR	128,800	161,415
3.250% due 05/25/2045		38,900	61,827

			223,242

Total France (Cost $333,570)			362,924

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 1.7%

ASSET-BACKED SECURITIES 0.1%
Red & Black Auto Germany UG
0.128% due 09/15/2025 •	EUR	3,148	$3,665
SC Germany Auto UG
0.028% due 12/13/2026 •		1,935	2,254

			5,919

CORPORATE BONDS & NOTES 1.6%
Deutsche Bank AG
1.875% due 02/28/2020	GBP	500	649
3.150% due 01/22/2021		$2,000	1,955
3.162% (US0003M + 0.815%) due 01/22/2021 ~		19,900	19,674
4.250% due 10/14/2021		37,700	37,553
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		4,600	4,537
Kreditanstalt fuer Wiederaufbau
0.250% due 09/15/2025	EUR	27,300	31,283
0.750% due 06/28/2028		26,700	30,888
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	20,900	14,020
5.375% due 04/23/2024		15,000	11,175

			151,734

Total Germany (Cost $163,904)			157,653

GUERNSEY, CHANNEL ISLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$16,800	16,621

Total Guernsey, Channel Islands (Cost $16,766)			16,621

HONG KONG 0.1%

CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd.
3.900% due 04/06/2028		$5,960	5,855

Total Hong Kong (Cost $5,942)			5,855

INDIA 0.0%

CORPORATE BONDS & NOTES 0.0%
ICICI Bank Ltd.
3.441% (US0003M + 1.120%) due 12/04/2018 ~		$3,100	3,100

Total India (Cost $3,101)			3,100

22	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 1.0%

ASSET-BACKED SECURITIES 0.5%
Castle Park CLO
0.679% due 01/15/2028 •	EUR	1,300	$1,517
CVC Cordatus Loan Fund Ltd.
0.780% due 01/24/2028 •		10,000	11,629
SCF Rahoituspalvelut DAC
0.129% due 11/25/2025 •		3,028	3,521
Toro European CLO DAC
0.581% due 10/15/2030 •(b)		23,700	27,517

			44,184

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$700	703
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		6,800	6,729
2.400% due 09/23/2021		1,900	1,837
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020		1,150	1,121

			10,390

SOVEREIGN ISSUES 0.4%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	22,200	33,779

Total Ireland (Cost $84,792)			88,353

ISRAEL 0.1%

SOVEREIGN ISSUES 0.1%
Israel Government International Bond
3.250% due 01/17/2028		$8,000	7,698
4.125% due 01/17/2048		6,300	6,043

Total Israel (Cost $14,191)			13,741

ITALY 6.8%

CORPORATE BONDS & NOTES 0.6%
Banca Carige SpA
3.875% due 10/24/2018	EUR	25,900	30,119
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)(i)		9,900	11,475
7.000% due 01/19/2021 •(h)(i)		1,600	1,912
7.750% due 01/11/2027 •(h)(i)		10,850	13,550
UniCredit SpA
6.625% due 06/03/2023 •(h)(i)		300	345

			57,401

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Apulia Finance SRL
0.432% due 06/20/2058 •	EUR	1,095	$1,275
Casa d’Este Finance SRL
0.031% due 09/15/2040 •		574	665
Claris Abs SRL
0.081% due 10/31/2060 •		3,827	4,429

			6,369

SOVEREIGN ISSUES 6.1%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021		56,300	62,731
1.450% due 11/15/2024		83,600	90,523
2.350% due 09/15/2024 (g)		1,919	2,342
2.450% due 10/01/2023		241,900	281,075
2.450% due 09/01/2033		7,400	7,761
2.500% due 11/15/2025		36,200	41,107
2.700% due 03/01/2047		700	696
2.800% due 03/01/2067		850	819
2.950% due 09/01/2038		54,400	58,163
3.250% due 09/01/2046		400	439
4.500% due 03/01/2024		22,500	28,675
Italy Government International Bond
6.000% due 08/04/2028	GBP	5,900	9,026

			583,357

Total Italy (Cost $676,734)			647,127

JAPAN 9.3%

CORPORATE BONDS & NOTES 1.4%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$13,000	12,461
2.241% due 02/16/2021		2,300	2,240
2.362% due 05/28/2021		100	97
2.881% (US0003M + 0.540%) due 08/04/2020 ~		46,700	46,801
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		3,400	3,430
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		6,324	6,239
Mizuho Financial Group, Inc.
3.211% (US0003M + 0.880%) due 09/11/2022 ~		16,600	16,721
3.331% (US0003M + 1.000%) due 09/11/2024 ~		11,800	11,861
3.922% due 09/11/2024 •		9,600	9,546
NTT Finance Corp.
1.900% due 07/21/2021		2,400	2,302
ORIX Corp.
3.250% due 12/04/2024		2,500	2,382
Seven & i Holdings Co. Ltd.
3.350% due 09/17/2021		2,200	2,201

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	23

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sumitomo Mitsui Financial Group, Inc.
4.007% (US0003M + 1.680%) due 03/09/2021 ~		$17,200	$17,710

			133,991

SOVEREIGN ISSUES 7.9%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		23,500	22,431
2.000% due 10/19/2021		1,600	1,539
Japan Bank for International Cooperation
2.375% due 11/16/2022		4,900	4,728
3.250% due 07/20/2023		11,800	11,764
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		54,700	53,034
2.625% due 04/20/2022		2,000	1,948
3.375% due 09/27/2023		10,600	10,567
Japan Government International Bond
0.500% due 09/20/2046	JPY	8,040,000	64,581
1.400% due 09/20/2034		14,680,000	147,931
1.700% due 09/20/2032		40,530,000	422,540
Tokyo Metropolitan Government
2.000% due 05/17/2021		$16,000	15,451
2.500% due 06/08/2022		6,300	6,115

			762,629

Total Japan (Cost $873,135)			896,620

JERSEY, CHANNEL ISLANDS 0.0%

CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd.
2.750% due 07/31/2043	GBP	200	243
2.875% due 07/31/2043		400	505

Total Jersey, Channel Islands (Cost $763)			748

KUWAIT 0.6%

SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond
2.750% due 03/20/2022		$8,700	8,511
3.500% due 03/20/2027		54,200	53,219

Total Kuwait (Cost $62,402)			61,730

LITHUANIA 0.2%

SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond
6.125% due 03/09/2021		$14,600	15,577

Total Lithuania (Cost $15,504)			15,577

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.2%

ASSET-BACKED SECURITIES 0.0%
Bavarian Sky Europe S.A.
0.028% due 07/15/2026 •	EUR	3,000	$3,485

CORPORATE BONDS & NOTES 0.2%
Allergan Funding SCS
3.000% due 03/12/2020		$2,800	2,798
Aroundtown S.A.
1.625% due 01/31/2028	EUR	2,200	2,349
Emerald Bay S.A.
0.000% due 10/08/2020 (e)		6,541	7,177
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019		7,200	8,421

			20,745

Total Luxembourg (Cost $24,377)			24,230

NETHERLANDS 1.0%

ASSET-BACKED SECURITIES 0.1%
Babson Euro CLO BV
0.499% due 10/25/2029 •	EUR	6,450	7,457
Chapel BV
0.039% due 07/17/2066 •		3,522	4,078
0.341% due 11/17/2064 •		823	957

			12,492

CORPORATE BONDS & NOTES 0.9%
BNG Bank NV
4.750% due 03/06/2023	AUD	11,010	8,638
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(h)(i)	EUR	4,367	5,349
6.625% due 06/29/2021 •(h)(i)		3,000	3,875
6.875% due 03/19/2020 (i)		15,800	20,097
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		$1,300	1,285
E.ON International Finance BV
6.000% due 10/30/2019	GBP	1,400	1,915
ING Bank NV
2.625% due 12/05/2022		$25,000	24,310
4.125% due 11/21/2023 •		7,600	7,612
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		2,700	2,581
Mylan NV
3.150% due 06/15/2021		1,800	1,773
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	2,500	3,376
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023		$100	89

24	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 04/15/2022	EUR	3,400	$4,120
Volkswagen International Finance NV
4.000% due 08/12/2020		$400	404

			85,424

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
0.679% due 07/17/2041 •	EUR	1,200	1,350

Total Netherlands (Cost $98,107)			99,266

NEW ZEALAND 0.3%

SOVEREIGN ISSUES 0.3%
New Zealand Government International Bond
6.000% due 05/15/2021	NZD	38,600	28,345

Total New Zealand (Cost $31,360)			28,345

NORWAY 0.4%

CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$20,600	20,003
3.250% due 06/28/2023		6,500	6,453

			26,456

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	55,000	7,197

Total Norway (Cost $34,839)			33,653

POLAND 0.4%

SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	124,400	33,853
4.000% due 10/25/2023		1,450	420

Total Poland (Cost $31,557)			34,273

PORTUGAL 0.1%

CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	20,700	7,330

Total Portugal (Cost $23,309)			7,330

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QATAR 1.3%

CORPORATE BONDS & NOTES 0.1%
Qatari Diar Finance Co.
5.000% due 07/21/2020	$2,600	$2,671
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019	5,900	6,098

		8,769

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Qatar National Bank SAQ
3.234% due 12/22/2020 «	29,900	29,601

SOVEREIGN ISSUES 0.9%
Qatar Government International Bond
3.875% due 04/23/2023	58,650	59,169
4.500% due 04/23/2028	30,800	31,757

		90,926

Total Qatar (Cost $127,540)		129,296

SAUDI ARABIA 1.7%

SOVEREIGN ISSUES 1.7%
Saudi Government International Bond
2.375% due 10/26/2021	$74,300	71,816
2.875% due 03/04/2023	5,600	5,416
3.250% due 10/26/2026	6,200	5,839
3.625% due 03/04/2028	16,900	16,146
4.000% due 04/17/2025	32,800	32,878
4.500% due 04/17/2030	32,500	32,710

Total Saudi Arabia (Cost $167,089)		164,805

SINGAPORE 0.3%

CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022	$1,900	1,805
3.399% (US0003M + 1.050%) due 05/02/2021 ~	2,000	2,016
3.500% due 09/18/2027	4,100	3,772
Clifford Capital Pte Ltd.
3.380% due 03/07/2028	9,400	9,114
Oversea-Chinese Banking Corp. Ltd.
2.762% (US0003M + 0.450%) due 05/17/2021 ~	11,500	11,553
PSA Treasury Pte. Ltd.
2.500% due 04/12/2026	3,700	3,365

Total Singapore (Cost $32,153)		31,625

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	25

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLOVENIA 0.9%

SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
4.125% due 02/18/2019		$64,405	$64,672
5.250% due 02/18/2024		19,817	21,435

Total Slovenia (Cost $85,267)			86,107

SOUTH KOREA 0.0%

SOVEREIGN ISSUES 0.0%
Korea Hydro & Nuclear Power Co. Ltd.
3.750% due 07/25/2023		$3,700	3,677

Total South Korea (Cost $3,678)			3,677

SPAIN 3.4%

CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020) •(h)(i)	EUR	4,000	4,840
7.000% due 02/19/2019 •(h)(i)		1,400	1,658
Banco Santander S.A.
6.250% due 09/11/2021 •(h)(i)		4,500	5,446

			11,944

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/27/2030 •		384	445

SOVEREIGN ISSUES 3.3%
Autonomous Community of Catalonia
4.220% due 04/26/2035		3,400	4,130
4.801% due 07/31/2020		8,000	9,789
4.900% due 09/15/2021		17,700	22,105
4.950% due 02/11/2020		12,300	15,008
Junta de Castilla y Leon
6.505% due 03/01/2019		1,250	1,491
Spain Government International Bond
1.400% due 07/30/2028		146,500	168,541
1.450% due 10/31/2027		11,220	13,115
1.500% due 04/30/2027		34,750	40,966
2.150% due 10/31/2025		2,650	3,313
2.900% due 10/31/2046		33,000	41,338
5.250% due 04/06/2029	GBP	900	1,386

			321,182

Total Spain (Cost $330,663)			333,571

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SUPRANATIONAL 0.5%

CORPORATE BONDS & NOTES 0.5%
African Development Bank
5.250% due 03/23/2022	AUD	200	$158
Asian Development Bank
0.500% due 03/24/2020		7,300	5,115
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	6,424
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,092
0.500% due 12/21/2023		500	318
European Investment Bank
0.500% due 06/21/2023		13,600	8,796
0.500% due 08/10/2023		20,700	13,334
European Stability Mechanism
1.850% due 12/01/2055	EUR	6,900	8,330

Total Supranational (Cost $49,613)			43,567

SWEDEN 4.7%

CORPORATE BONDS & NOTES 4.7%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	591,600	67,863
2.250% due 09/21/2022		507,100	60,711
Nordea Hypotek AB
1.000% due 04/08/2022		434,700	49,891
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		284,500	33,218
Stadshypotek AB
1.500% due 12/15/2021		525,000	61,290
2.500% due 09/18/2019		98,000	11,339
2.500% due 04/05/2022		$21,700	21,072
4.500% due 09/21/2022	SEK	440,000	57,169
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		319,000	36,951
2.000% due 06/17/2026		102,000	11,979
Swedbank Hypotek AB
1.000% due 06/15/2022		326,100	37,438

Total Sweden (Cost $448,233)			448,921

SWITZERLAND 1.4%

CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG
6.500% due 08/08/2023 (i)		$14,614	15,638
Credit Suisse Group AG
3.532% (US0003M + 1.200%) due 12/14/2023 ~		16,100	16,215
3.869% due 01/12/2029 •		2,600	2,451

26	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 07/17/2023 •(h)(i)		$3,630	$3,743
UBS AG
2.200% due 06/08/2020		17,100	16,799
2.907% due 06/08/2020 •		28,600	28,733
5.125% due 05/15/2024 (i)		5,800	5,870
7.625% due 08/17/2022 (i)		8,347	9,319
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		1,300	1,288
3.000% due 04/15/2021		4,600	4,533
3.264% (US0003M + 0.950%) due 08/15/2023 ~		16,000	16,072

			120,661

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	7,550	11,111

Total Switzerland (Cost $131,965)			131,772

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$10,000	9,867

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		7,100	6,846
3.125% due 10/11/2027		12,900	12,220

			19,066

Total United Arab Emirates (Cost $29,861)			28,933

UNITED KINGDOM 10.2%

CORPORATE BONDS & NOTES 4.3%
Barclays Bank PLC
5.125% due 01/08/2020		$1,200	1,225
7.625% due 11/21/2022 (i)		37,139	40,328
Barclays PLC
6.500% due 09/15/2019 •(h)(i)	EUR	3,700	4,435
7.000% due 09/15/2019 •(h)(i)	GBP	3,400	4,481
7.750% due 09/15/2023 •(h)(i)		$11,000	11,055
7.875% due 09/15/2022 •(h)(i)	GBP	1,400	1,935

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 12/15/2020 •(h)(i)	EUR	1,900	$2,436
8.250% due 12/15/2018 •(h)(i)		$5,451	5,506
BAT International Finance PLC
2.750% due 06/15/2020		2,100	2,079
British Telecommunications PLC
9.625% due 12/15/2030		7,950	11,315
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020 Ø	GBP	5,850	8,167
Frontier Finance PLC
8.000% due 03/23/2022		25,800	34,684
HSBC Holdings PLC
2.984% (US0003M + 0.650%) due 09/11/2021 ~		$23,900	23,937
3.714% (US0003M + 1.380%) due 09/12/2026 ~		9,500	9,510
4.292% due 09/12/2026 •		11,000	10,887
4.567% (US0003M + 2.240%) due 03/08/2021 ~		18,500	19,303
4.583% due 06/19/2029 •		3,400	3,408
5.875% due 09/28/2026 •(h)(i)	GBP	5,700	7,485
6.250% due 03/23/2023 •(h)(i)		$4,300	4,289
6.500% due 03/23/2028 •(h)(i)		5,800	5,604
Imperial Brands Finance PLC
2.950% due 07/21/2020		900	892
Lloyds Bank PLC
2.833% (US0003M + 0.490%) due 05/07/2021 ~		8,300	8,332
3.300% due 05/07/2021		10,200	10,163
4.875% due 03/30/2027	GBP	10,900	17,275
5.800% due 01/13/2020		$2,200	2,269
Lloyds Banking Group PLC
4.450% due 05/08/2025		4,200	4,209
6.375% due 06/27/2020 •(h)(i)	EUR	500	615
7.000% due 06/27/2019 •(h)(i)	GBP	18,964	25,160
7.625% due 06/27/2023 •(h)(i)		2,900	4,098
7.875% due 06/27/2029 •(h)(i)		1,700	2,530
Nationwide Building Society
3.766% due 03/08/2024 •		$16,000	15,624
6.875% due 06/20/2019 •(h)(i)	GBP	1,700	2,263
10.250% ~(h)		17	3,238
RAC Bond Co. PLC
4.870% due 05/06/2046		1,300	1,704
Reckitt Benckiser Treasury Services PLC
2.926% (US0003M + 0.560%) due 06/24/2022 ~		$7,700	7,700
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		27,700	27,895
4.519% due 06/25/2024 •		9,800	9,781
5.500% due 12/31/2018 (h)	EUR	2,000	2,352
7.500% due 08/10/2020 •(h)(i)		$1,600	1,642
8.625% due 08/15/2021 •(h)(i)		200	215

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	27

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$15,000	$14,817
3.125% due 01/08/2021		4,000	3,954
3.373% due 01/05/2024 •		5,000	4,810
3.823% due 11/03/2028 •		2,600	2,385
7.375% due 06/24/2022 •(h)(i)	GBP	1,000	1,372
Tesco PLC
6.125% due 02/24/2022		1,395	2,043
Tesco Property Finance PLC
5.411% due 07/13/2044		9,699	14,031
7.623% due 07/13/2039		937	1,618
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		10,300	13,243

			418,299

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Business Mortgage Finance PLC
1.182% due 02/15/2039 •		7	10
2.802% due 02/15/2041 •		5,520	7,130
EuroMASTR PLC
0.997% due 06/15/2040 •		151	190
Eurosail PLC
0.000% due 12/10/2044 •	EUR	2,552	2,939
0.000% due 12/15/2044 •		7,714	8,500
0.000% due 03/13/2045 •		214	245
0.960% due 03/13/2045 •	GBP	36	46
0.962% due 06/10/2044 •		3,857	4,995
1.750% due 06/13/2045 •		914	1,184
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	21	24
0.000% due 03/18/2039 •		1,399	1,598
0.940% due 06/18/2039 •	GBP	33	42
2.467% due 06/18/2039 •		$1,255	1,228
Landmark Mortgage Securities PLC
1.017% due 06/17/2038 •	GBP	30	39
Ludgate Funding PLC
0.000% due 01/01/2061 •	EUR	199	221
Mansard Mortgages PLC
1.447% due 12/15/2049 •	GBP	8,001	10,294
Newgate Funding PLC
0.000% due 12/01/2050 •	EUR	4,311	4,641
0.281% due 12/15/2050 •		8,144	9,286
0.931% due 12/15/2050 •		1,691	1,888
0.972% due 12/01/2050 •	GBP	72	90
0.997% due 12/15/2050 •		3,747	4,537
1.181% due 12/15/2050 •	EUR	2,773	3,071
1.797% due 12/15/2050 •	GBP	3,720	4,764
2.047% due 12/15/2050 •		2,097	2,634
Paragon Mortgages PLC
0.001% due 06/15/2041 •	EUR	300	336
0.041% due 05/15/2041 •		278	317
1.162% due 05/15/2041 •	GBP	28	36

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Resloc UK PLC
0.957% due 12/15/2043 •	GBP	705	$875
1.017% due 12/15/2043 •		1,213	1,477
Ripon Mortgages PLC
1.605% due 08/20/2056 •		28,752	37,535
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	126	138
0.951% due 06/12/2044 •	GBP	2,214	2,766
0.971% due 06/12/2044 •		5,968	7,479
2.484% due 06/12/2044 •		$309	298
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	13	16
1.002% due 06/10/2059 •	GBP	4,006	5,054
1.152% due 06/10/2059 •		926	1,150
1.352% due 06/10/2059 •		724	904
1.552% due 06/10/2059 •		771	945
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		1	5,478
1.604% due 12/21/2049 •		63,713	82,509
2.304% due 12/21/2049 •		6,230	8,177
2.804% due 12/21/2049 •		3,115	4,105
3.304% due 12/21/2049 •		1,780	2,351
3.804% due 12/21/2049 •		1,780	2,353

			233,895

SOVEREIGN ISSUES 3.5%
United Kingdom Gilt
1.500% due 07/22/2047 (k)		74,800	88,498
3.250% due 01/22/2044 (k)		99,800	163,937
3.500% due 01/22/2045 (k)		3,900	6,705
4.250% due 12/07/2040		40,600	75,330

			334,470

Total United Kingdom (Cost $983,578)			986,664

UNITED STATES 32.5%

ASSET-BACKED SECURITIES 4.3%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033 Ø		$149	145
ACE Securities Corp. Home Equity Loan Trust
2.606% due 02/25/2036 •		16,780	11,725
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.921% due 10/25/2035 •		25	25
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.156% due 06/25/2029 •		221	213
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.036% due 02/25/2034 •		386	378

28	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asset-Backed Funding Certificates Trust
2.346% due 01/25/2037 •	$6,058	$4,496
Asset-Backed Securities Corp. Home Equity Loan Trust
3.311% due 02/25/2035 •	9,804	9,955
3.508% due 04/15/2033 •	1,084	1,076
Bear Stearns Asset-Backed Securities Trust
2.436% due 03/25/2037 •	10,667	9,046
2.876% due 10/25/2032 •	12	12
3.016% due 10/27/2032 •	40	39
3.216% due 10/25/2037 •	49	50
Citigroup Mortgage Loan Trust
2.276% due 07/25/2045 •	324	269
2.366% due 12/25/2036 •	7,436	3,897
2.376% due 12/25/2036 •	3,653	2,417
2.386% due 05/25/2037 •	3,714	3,693
2.396% due 01/25/2037 •	7,133	5,250
2.476% due 03/25/2036 •	8,808	7,579
2.516% due 08/25/2036 •	16,899	15,717
4.566% due 10/25/2037 Ø	2,141	2,231
Citigroup Mortgage Loan Trust, Inc.
2.476% due 03/25/2037 •	3,138	2,878
2.476% due 06/25/2037 •	3,726	3,607
Countrywide Asset-Backed Certificates
2.346% due 12/25/2036 ^•	1,595	1,472
2.356% due 05/25/2035 •	5,413	5,164
2.356% due 06/25/2035 •	8,023	7,350
2.356% due 08/25/2037 •	6,083	5,726
2.376% due 05/25/2036 •	4,864	4,326
2.386% due 06/25/2047 •	1,938	1,925
2.416% due 06/25/2047 •	8,428	7,453
2.456% due 03/25/2036 •	1,931	1,744
2.506% due 07/25/2036 •	5,609	5,518
2.556% due 12/25/2036 ^•	418	233
2.866% due 01/25/2036 •	4,900	4,666
4.795% due 08/25/2035 ^~	1,700	1,547
Countrywide Asset-Backed Certificates Trust
3.221% due 10/25/2035 •	12,200	12,052
3.791% due 12/25/2034 •	10,071	9,852
4.588% due 10/25/2035 ~	62	63
Credit Suisse First Boston Mortgage Securities Corp.
2.836% due 01/25/2032 •	47	46
Credit-Based Asset Servicing & Securitization Trust
2.276% due 11/25/2036 •	5	3
First Franklin Mortgage Loan Trust
3.116% due 03/25/2034 •	1,383	1,391
Fremont Home Loan Trust
2.366% due 10/25/2036 •	8,296	4,463
2.486% due 02/25/2036 •	7,522	5,543
GSAA Home Equity Trust
2.396% due 03/25/2036 •	9,389	5,208
GSAA Trust
5.995% due 03/25/2046 ^~	1,357	952

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Home Equity Asset Trust
2.816% due 11/25/2032 •	$2	$2
Home Equity Mortgage Loan Asset-Backed Trust
2.386% due 04/25/2037 •	5,661	4,384
2.456% due 04/25/2037 •	10,793	8,152
HSI Asset Securitization Corp. Trust
2.476% due 04/25/2037 •	8,815	5,282
2.626% due 01/25/2036 •	4,500	4,393
JPMorgan Mortgage Acquisition Trust
2.326% due 08/25/2036 •	69	55
2.351% due 07/25/2036 •	4,551	3,767
Long Beach Mortgage Loan Trust
2.736% due 08/25/2045 •	2,543	2,485
2.776% due 10/25/2034 •	12	12
MASTR Asset-Backed Securities Trust
2.316% due 08/25/2036 •	8,160	4,265
2.366% due 03/25/2036 •	1,021	739
2.366% due 10/25/2036 •	14,041	6,567
2.436% due 10/25/2036 •	4,178	1,971
2.951% due 10/25/2035 •	10,803	9,908
Merrill Lynch Mortgage Investors Trust
2.296% due 09/25/2037 •	39	23
2.336% due 02/25/2037 •	55	25
2.936% due 05/25/2036 •	773	759
MESA Trust
2.865% due 12/25/2031 •	106	105
Morgan Stanley ABS Capital, Inc. Trust
2.346% due 10/25/2036 •	1,091	1,035
2.356% due 05/25/2037 •	4,668	3,655
2.366% due 11/25/2036 •	13,233	9,256
2.456% due 06/25/2036 •	5,787	4,011
Morgan Stanley Home Equity Loan Trust
2.386% due 04/25/2037 •	13,941	9,420
2.446% due 04/25/2037 •	10,264	6,976
2.566% due 04/25/2037 •	1,477	1,016
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^Ø	1,722	788
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.506% due 03/25/2036 •	5,923	5,796
NovaStar Mortgage Funding Trust
2.346% due 03/25/2037 •	23,614	18,198
Option One Mortgage Loan Trust
2.356% due 02/25/2037 •	17,736	11,284
2.406% due 01/25/2036 •	139	139
2.436% due 05/25/2037 •	2,938	2,104
2.996% due 02/25/2035 •	7,954	7,749
RAAC Trust
2.716% due 02/25/2037 •	8,000	7,485
Renaissance Home Equity Loan Trust
3.216% due 12/25/2033 •	50	50
5.294% due 01/25/2037 Ø	14,549	7,949

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	29

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.675% due 06/25/2037 ^Ø		$16,477	$7,468
5.731% due 11/25/2036 Ø		27,288	15,959
Residential Asset Mortgage Products Trust
2.436% due 12/25/2035 •		3,444	3,047
2.516% due 03/25/2036 •		3,297	3,229
2.776% due 06/25/2032 •		46	44
Residential Asset Securities Corp. Trust
2.376% due 07/25/2036 •		6	6
3.056% due 09/25/2034 •		982	976
Saxon Asset Securities Trust
3.966% due 12/25/2037 •		6,254	5,947
4.016% due 05/25/2031 •		1,157	1,045
Securitized Asset-Backed Receivables LLC Trust
2.346% due 05/25/2037 ^•		316	243
2.386% due 08/25/2036 •		730	318
SLM Student Loan Trust
1.350% due 03/15/2038 •	GBP	3,649	4,659
Soundview Home Loan Trust
2.276% due 11/25/2036 •		$41	18
2.486% due 12/25/2036 •		8,457	7,800
Structured Asset Securities Corp. Mortgage Loan Trust
2.376% due 03/25/2036 •		2,685	2,538
2.436% due 12/25/2036 •		19,167	12,310
2.446% due 05/25/2047 •		4,673	4,475
WaMu Asset-Backed Certificates WaMu Trust
2.506% due 05/25/2037 •		6,936	5,907
Wells Fargo Home Equity Asset-Backed Securities Trust
2.446% due 01/25/2037 •		21,575	19,145

			416,334

CORPORATE BONDS & NOTES 7.4%
Ally Financial, Inc.
3.250% due 11/05/2018		100	100
Ambac Assurance Corp.
5.100% due 06/07/2020		1	1
American Honda Finance Corp.
2.691% (US0003M + 0.350%) due 11/05/2021 ~		3,600	3,606
American International Group, Inc.
4.200% due 04/01/2028		2,500	2,477
American Tower Corp.
1.950% due 05/22/2026	EUR	3,800	4,440
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		$700	690
3.300% due 02/01/2023		6,600	6,522
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028		2,600	2,566
4.375% due 04/15/2038		4,300	4,146

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AT&T, Inc.
1.800% due 09/05/2026	EUR	18,600	$21,642
3.071% (US0003M + 0.750%) due 06/01/2021 ~		$24,500	24,729
3.289% (US0003M + 0.950%) due 07/15/2021 ~		23,900	24,193
3.514% (US0003M + 1.180%) due 06/12/2024 ~		14,600	14,677
Aviation Capital Group LLC
7.125% due 10/15/2020		1,100	1,174
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		1,000	994
4.350% due 04/20/2028		4,100	3,972
Bank of America Corp.
5.875% due 03/15/2028 •(h)		12,150	12,059
BAT Capital Corp.
2.297% due 08/14/2020		1,600	1,569
2.909% due 08/14/2020 •		11,400	11,443
3.557% due 08/15/2027		8,600	8,019
4.390% due 08/15/2037		4,300	4,008
Bayer U.S. Finance LLC
3.003% (US0003M + 0.630%) due 06/25/2021 ~		4,900	4,921
3.344% (US0003M + 1.010%) due 12/15/2023 ~		8,300	8,320
3.875% due 12/15/2023		2,700	2,684
4.250% due 12/15/2025		10,300	10,232
4.375% due 12/15/2028		8,700	8,536
Boston Scientific Corp.
6.000% due 01/15/2020		1,400	1,449
Brandywine Operating Partnership LP
3.950% due 11/15/2027		1,000	946
Brixmor Operating Partnership LP
3.363% (US0003M + 1.050%) due 02/01/2022 ~		11,400	11,407
Campbell Soup Co.
3.300% due 03/15/2021		4,400	4,360
3.650% due 03/15/2023		6,900	6,773
Cardinal Health, Inc.
1.948% due 06/14/2019		3,400	3,382
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		3,100	3,072
Charter Communications Operating LLC
3.750% due 02/15/2028		19,100	17,615
3.986% (US0003M + 1.650%) due 02/01/2024 ~		4,100	4,182
4.464% due 07/23/2022		11,550	11,751
4.908% due 07/23/2025		2,500	2,541
6.384% due 10/23/2035		3,696	3,992
Citigroup, Inc.
2.050% due 06/07/2019		5,000	4,976
3.247% (US0003M + 0.930%) due 06/07/2019 ~		12,400	12,467

30	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CNH Industrial Capital LLC
4.375% due 11/06/2020		$500	$508
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~		2,100	2,112
Continental Resources, Inc.
4.375% due 01/15/2028		4,200	4,174
CVS Health Corp.
2.750% due 12/01/2022		1,000	965
3.350% due 03/09/2021		1,900	1,897
3.700% due 03/09/2023		6,100	6,079
4.100% due 03/25/2025		3,200	3,195
4.300% due 03/25/2028		6,300	6,250
4.780% due 03/25/2038		1,100	1,095
Dell International LLC
4.420% due 06/15/2021		3,700	3,757
Dominion Energy, Inc.
2.914% (US0003M + 0.600%) due 05/15/2020 ~		13,500	13,506
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~		12,100	12,136
DXC Technology Co.
3.271% (US0003M + 0.950%) due 03/01/2021 ~		16,600	16,600
EMC Corp.
2.650% due 06/01/2020		2,300	2,259
Enable Midstream Partners LP
3.900% due 05/15/2024		900	872
4.950% due 05/15/2028		3,000	2,981
Energy Transfer Partners LP
4.650% due 06/01/2021		1,000	1,025
EQT Corp.
3.107% (US0003M + 0.770%) due 10/01/2020 ~		2,300	2,300
Equinix, Inc.
2.875% due 03/15/2024	EUR	5,100	6,006
Eversource Energy
2.750% due 03/15/2022		$2,100	2,057
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	4,100	4,776
1.700% due 06/30/2022	GBP	3,700	4,761
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		$4,000	3,958
2.597% due 11/04/2019		300	298
2.681% due 01/09/2020		3,800	3,762
3.085% (US0003M + 0.880%) due 10/12/2021 ~		2,600	2,577
3.168% due 08/12/2019 •		4,800	4,807
3.200% due 01/15/2021		1,000	986
3.339% (US0003M + 1.000%) due 01/09/2020 ~		9,200	9,237

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.470% due 04/05/2021	$400	$395
5.750% due 02/01/2021	3,300	3,432
8.125% due 01/15/2020	600	634
General Mills, Inc.
2.879% (US0003M + 0.540%) due 04/16/2021 ~	2,700	2,714
4.000% due 04/17/2025	500	495
General Motors Financial Co., Inc.
3.189% (US0003M + 0.850%) due 04/09/2021 ~	100	100
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •	6,600	6,513
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	4,500	4,325
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	9,400	8,798
Hewlett Packard Enterprise Co.
3.105% (US0003M + 0.720%) due 10/05/2021 ~	3,900	3,904
3.500% due 10/05/2021	2,600	2,599
International Flavors & Fragrances, Inc.
3.400% due 09/25/2020	3,800	3,806
International Lease Finance Corp.
8.250% due 12/15/2020	500	547
JPMorgan Chase Bank N.A.
2.675% (US0003M + 0.340%) due 04/26/2021 ~	5,600	5,606
3.086% due 04/26/2021 •	13,400	13,366
Keurig Dr Pepper, Inc.
2.530% due 11/15/2021	900	868
Kilroy Realty LP
3.450% due 12/15/2024	1,800	1,723
Kinder Morgan, Inc.
5.000% due 02/15/2021	1,600	1,652
Kraft Heinz Foods Co.
2.911% (US0003M + 0.570%) due 02/10/2021 ~	11,800	11,816
Lifestorage LP
3.500% due 07/01/2026	4,400	4,087
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~	5,000	5,015
MGM Resorts International
6.750% due 10/01/2020	200	211
Morgan Stanley
3.119% (US0003M + 0.800%) due 02/14/2020 ~	20,500	20,550
Navient Corp.
5.000% due 10/26/2020	200	203
5.875% due 03/25/2021	100	103

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	31

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	$22,100	$22,141
2.711% (US0003M + 0.400%) due 08/21/2020 ~	23,800	23,820
ONEOK, Inc.
4.550% due 07/15/2028	2,400	2,415
Plains All American Pipeline LP
2.600% due 12/15/2019	700	695
Reynolds American, Inc.
3.250% due 06/12/2020	800	799
6.875% due 05/01/2020	900	949
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	200	208
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~	6,400	6,396
SL Green Operating Partnership LP
3.250% due 10/15/2022	2,200	2,135
Southern Co.
2.350% due 07/01/2021	10,900	10,576
2.750% due 06/15/2020	900	892
2.802% (US0003M + 0.490%) due 02/14/2020 ~	22,500	22,502
Southern Power Co.
2.888% (US0003M + 0.550%) due 12/20/2020 ~	2,100	2,101
Spectra Energy Partners LP
3.016% (US0003M + 0.700%) due 06/05/2020 ~	900	904
Spirit AeroSystems, Inc.
3.134% (US0003M + 0.800%) due 06/15/2021 ~	1,100	1,102
3.950% due 06/15/2023	3,100	3,088
Springleaf Finance Corp.
8.250% due 12/15/2020	3,200	3,492
Sprint Capital Corp.
6.900% due 05/01/2019	200	204
Sprint Communications, Inc.
9.000% due 11/15/2018	4,100	4,131
Sprint Spectrum Co. LLC
4.738% due 09/20/2029	4,300	4,309
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022	500	496
4.500% due 03/01/2021	1,100	1,130
Toyota Motor Credit Corp.
2.712% due 05/17/2022 •	2,700	2,707
United Technologies Corp.
2.965% (US0003M + 0.650%) due 08/16/2021 ~	3,800	3,811
Verizon Communications, Inc.
2.625% due 08/15/2026	7,000	6,355

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.414% (US0003M + 1.100%) due 05/15/2025 ~	$1,200	$1,211
4.125% due 03/16/2027	9,400	9,421
4.329% due 09/21/2028	19,035	19,182
VMware, Inc.
2.300% due 08/21/2020	500	490
Wabtec Corp.
3.382% (US0003M + 1.050%) due 09/15/2021 ~	5,800	5,813
Waste Management, Inc.
4.750% due 06/30/2020	1,400	1,437
Wells Fargo & Co.
3.452% (US0003M + 1.110%) due 01/24/2023 ~	19,200	19,449
Wells Fargo Bank N.A.
3.550% due 08/14/2023	4,800	4,779
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	400	396
3.150% due 04/01/2022	18,556	18,188

		712,755

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc.
4.992% (LIBOR03M + 2.750%) due 01/31/2025 ~	9,925	9,871
Charter Communications Operating LLC
4.250% (LIBOR03M + 2.000%) due 04/30/2025 ~	13,491	13,526
Hilton Worldwide Finance LLC
3.966% (LIBOR03M + 1.750%) due 10/25/2023 ~	313	315

		23,712

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	100	143
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	900	960
California State General Obligation Bonds, Series 2017
3.041% (US0001M + 0.780%) due 04/01/2047 ~	12,500	12,576
Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022	700	706
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	2,980	3,187

32	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$665	$677
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	619
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	2,400	3,063

		21,931

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Adjustable Rate Mortgage Trust
4.065% due 09/25/2035 ~	177	168
American Home Mortgage Assets Trust
2.406% (US0001M + 0.190%) due 05/25/2046 ^~	316	294
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	3,635	3,413
Banc of America Funding Trust
3.752% due 10/20/2046 ^~	64	51
3.929% due 01/20/2047 ^~	166	160
3.946% due 03/20/2036 ~	162	157
4.026% due 02/20/2036 ~	1,594	1,588
4.350% due 11/20/2034 ~	452	444
5.500% due 01/25/2036	162	140
6.000% due 03/25/2037 ^	319	287
Banc of America Mortgage Trust
3.704% due 04/25/2035 ~	241	225
4.373% due 09/25/2035 ^~	35	34
4.396% due 06/25/2035 ~	288	274
BCAP LLC Trust
2.487% due 01/26/2047 •	554	509
3.846% due 02/26/2036 ~	72	72
5.250% due 02/26/2036 ~	778	623
5.250% due 04/26/2037	1,889	1,566
5.250% due 08/26/2037 ~	482	495
Bear Stearns Adjustable Rate Mortgage Trust
3.124% due 05/25/2034 ~	111	102
3.893% due 02/25/2034 ~	19	20
3.995% due 01/25/2035 ~	369	373
4.168% due 05/25/2034 ~	162	159
4.180% due 10/25/2033 ~	95	96
4.416% due 07/25/2034 ~	159	163
4.594% due 11/25/2034 ~	4	4
Bear Stearns ALT-A Trust
3.800% due 11/25/2035 ^~	88	77
3.804% due 08/25/2036 ^~	810	661
3.851% due 01/25/2036 ^~	246	246
3.896% due 11/25/2036 ^~	395	358
3.907% due 08/25/2036 ^~	215	167
4.167% due 08/25/2036 ^~	1,384	938

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.187% due 09/25/2035 ~	$3,314	$2,722
Bear Stearns Structured Products, Inc. Trust
3.531% due 12/26/2046 ~	54	50
Chase Mortgage Finance Trust
3.558% due 07/25/2037 ~	927	832
4.126% due 02/25/2037 ~	398	403
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.446% due 05/25/2036 •	1,058	1,041
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	87	84
Citigroup Mortgage Loan Trust
2.579% due 07/25/2046 ^~	896	838
2.973% due 03/25/2037 ^~	702	595
4.186% due 09/25/2037 ^~	879	849
4.367% due 08/25/2035 ~	40	41
4.490% due 05/25/2035 •	91	91
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.086% due 09/25/2035 ^~	2,792	2,585
Commercial Mortgage Trust
0.630% due 03/10/2046 ~(a)	13,000	328
1.505% due 01/10/2046 ~(a)	6,300	297
2.103% due 07/10/2046 ~(a)	6,197	168
Countrywide Alternative Loan Trust
2.355% due 09/20/2046 •	5,542	4,754
2.356% due 04/25/2047 •	1,068	1,029
2.375% due 03/20/2046 •	85	78
2.375% due 05/20/2046 ^•	710	603
2.375% due 07/20/2046 ^•	580	456
2.386% due 01/25/2037 ^•	175	171
2.406% due 09/25/2046 ^•	798	734
2.426% due 07/25/2046 ^•	57	53
2.496% due 02/25/2037 •	327	304
2.566% due 05/25/2037 ^•	504	285
2.616% due 09/25/2035 ^•	257	208
2.666% due 09/25/2035 ^•	1,577	1,261
2.692% due 11/25/2035 •	317	296
3.095% due 11/25/2047 ^•	3,730	3,233
3.225% due 11/25/2047 ^•	8,667	7,560
3.242% due 11/25/2035 •	307	290
3.245% due 08/25/2035 •	353	360
3.716% due 02/25/2037 ^~	164	160
5.000% due 11/25/2035	6,673	5,495
5.250% due 06/25/2035 ^	164	153
6.250% due 08/25/2037 ^	458	394
6.500% due 08/25/2032	36	38
Countrywide Home Loan Mortgage Pass-Through Trust
0.000% due 03/25/2035 •	55	55
2.756% due 03/25/2035 •	585	565
2.796% due 04/25/2035 •	17	17
2.856% due 03/25/2035 •	484	447
2.876% due 02/25/2035 •	12	12

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	33

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.492% due 05/20/2036 ~	$431	$412
3.583% due 11/25/2034 ~	684	680
3.594% due 03/25/2037 ^~	254	233
3.638% due 04/20/2036 ~	8,469	7,887
3.651% due 02/25/2047 ^~	284	256
3.821% due 09/20/2036 ^~	150	131
3.912% due 08/25/2034 ^~	48	45
4.179% due 08/25/2034 ^~	153	151
4.571% due 02/20/2036 ^•	688	652
4.587% due 11/19/2033 ~	7	7
Credit Suisse First Boston Mortgage Securities Corp.
4.205% due 08/25/2033 ~	1	1
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.648% due 07/25/2033 ~	13	13
DBUBS Mortgage Trust
0.385% due 11/10/2046 ~(a)	16,942	109
0.899% due 11/10/2046 ~(a)	11,967	129
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.356% due 07/25/2047 •	567	547
2.406% due 08/25/2047 •	11,121	10,203
2.966% due 10/25/2047 •	3,616	3,245
Downey Savings & Loan Association Mortgage Loan Trust
2.488% due 07/19/2045 ^•	17	2
First Horizon Mortgage Pass-Through Trust
4.277% due 08/25/2035 ~	121	102
4.739% due 10/25/2035 ~	113	112
GMAC Mortgage Corp. Loan Trust
4.208% due 06/25/2034 ~	27	26
GreenPoint Mortgage Funding Trust
2.396% due 01/25/2037 •	558	537
2.426% due 04/25/2036 •	538	504
2.756% due 11/25/2045 •	120	107
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.769% due 10/25/2033 ~	19	19
GS Mortgage Securities Corp.
1.667% due 02/10/2046 ~(a)	12,006	650
GS Mortgage Securities Trust
2.123% due 11/10/2045 ~(a)	19,100	1,255
GSR Mortgage Loan Trust
3.648% due 01/25/2035 ~	312	313
3.830% due 03/25/2033 •	79	79
3.839% due 04/25/2035 ~	27	27
3.847% due 05/25/2035 ~	157	153
3.902% due 09/25/2035 ~	322	330
4.176% due 11/25/2035 ~	440	447
HarborView Mortgage Loan Trust
2.348% due 07/19/2046 ^•	1,225	972
2.358% due 09/19/2037 •	932	910
2.408% due 03/19/2036 •	155	144
4.072% due 07/19/2035 ~	135	129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HomeBanc Mortgage Trust
3.270% due 04/25/2037 ^~	$182	$171
3.597% due 04/25/2037 ^~	1,287	1,169
Impac CMB Trust
2.936% due 10/25/2034 •	830	819
2.996% due 10/25/2034 •	372	366
3.216% due 07/25/2033 •	27	26
IndyMac Mortgage Loan Trust
2.396% due 07/25/2047 •	3,187	2,724
2.406% due 09/25/2046 •	3,179	3,006
2.456% due 06/25/2037 •	705	701
2.466% due 02/25/2037 •	993	718
2.516% due 11/25/2035 ^•	223	171
2.516% due 06/25/2037 ^•	399	249
3.178% due 03/25/2036 ~	6,708	6,249
3.625% due 12/25/2034 ~	80	80
3.897% due 08/25/2036 ~	584	579
4.295% due 11/25/2035 ^~	440	434
JPMBB Commercial Mortgage Securities Trust
1.278% due 04/15/2047 ~(a)	53,981	1,022
JPMorgan Alternative Loan Trust
2.456% due 10/25/2036 •	18,882	17,881
3.766% due 12/25/2035 ^~	8,053	7,263
5.500% due 11/25/2036 ^~	5	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.159% due 12/15/2047 ~(a)	55,299	1,928
4.070% due 11/15/2043	288	292
JPMorgan Mortgage Trust
3.727% due 02/25/2036 ^~	482	408
3.806% due 11/25/2033 ~	85	86
4.151% due 07/25/2035 ~	146	147
4.277% due 10/25/2035 ~	20	19
4.515% due 09/25/2035 ~	217	216
Luminent Mortgage Trust
2.386% due 12/25/2036 •	2,031	1,852
MASTR Adjustable Rate Mortgages Trust
2.426% due 04/25/2046 •	1,855	1,628
2.816% due 05/25/2047 ^•	1,090	897
MASTR Alternative Loan Trust
2.616% due 03/25/2036 •	385	75
6.000% due 03/25/2036 ^	1,760	1,702
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.638% due 06/15/2030 •	27	26
2.767% due 10/20/2029 •	14	14
Merrill Lynch Mortgage Investors Trust
2.426% due 02/25/2036 •	651	629
2.466% due 11/25/2035 •	821	777
3.982% due 06/25/2035 ~	280	281
4.100% due 02/25/2033 ~	109	107
Morgan Stanley Bank of America Merrill Lynch Trust
1.213% due 05/15/2046 ~(a)	51,180	2,057

34	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.496% due 02/15/2046 ~(a)	$45,687	$2,167
1.626% due 08/15/2045 ~(a)	32,205	1,398
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.976% due 08/25/2034 •	18	18
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.496% due 12/25/2035 •	1,438	1,416
Residential Accredit Loans, Inc. Trust
2.366% due 02/25/2047 •	1,791	1,177
2.396% due 07/25/2036 •	17,398	11,534
2.416% due 12/25/2046 ^•	684	607
2.426% due 04/25/2046 •	51	27
2.486% due 05/25/2046 ^•	400	350
Residential Asset Securitization Trust
2.616% due 01/25/2046 ^•	120	61
2.666% due 12/25/2036 ^•	376	124
5.750% due 02/25/2036	6,788	6,693
6.250% due 10/25/2036 ^	210	209
6.500% due 08/25/2036 ^	604	337
Residential Funding Mortgage Securities, Inc. Trust
4.420% due 09/25/2035 ^~	248	212
6.500% due 03/25/2032	33	34
Sequoia Mortgage Trust
4.084% due 09/20/2046 ^~	3,564	3,156
4.114% due 04/20/2035 ~	122	128
Structured Adjustable Rate Mortgage Loan Trust
3.880% due 09/25/2036 ^~	802	627
3.903% due 02/25/2036 ^~	842	798
4.085% due 05/25/2036 ^~	391	375
4.166% due 04/25/2034 ~	134	137
4.181% due 08/25/2035 ~	484	484
4.231% due 02/25/2034 ~	126	126
4.400% due 09/25/2034 ~	31	31
Structured Asset Mortgage Investments Trust
2.406% due 06/25/2036 •	91	90
2.426% due 05/25/2036 •	607	561
2.436% due 05/25/2036 •	3,579	3,275
2.436% due 09/25/2047 •	4,050	3,869
2.476% due 05/25/2046 ^•	41	57
2.516% due 08/25/2036 ^•	1,437	1,186
2.526% due 12/25/2035 ^•	9	8
2.748% due 07/19/2034 •	9	9
3.345% due 08/25/2047 ^•	1,503	1,437
Structured Asset Securities Corp.
2.496% due 01/25/2036 •	1,411	1,315
Structured Asset Securities Corp. Mortgage Loan Trust
2.506% due 10/25/2036 •	9,676	8,679
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035	429	430
Thornburg Mortgage Securities Trust
2.346% due 06/25/2037 •	10,004	9,685
3.466% due 06/25/2037 ^•	825	769

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.667% due 10/25/2043 ~	$48	$48
4.108% due 06/25/2037 •	3,128	3,004
4.149% due 09/25/2037 ~	39	39
4.158% due 06/25/2047 ^•	2,034	1,873
4.158% due 06/25/2047 •	36	33
4.208% due 03/25/2037 •	799	720
UBS-Barclays Commercial Mortgage Trust
1.792% due 12/10/2045 ~(a)	53,322	2,818
UBS-Citigroup Commercial Mortgage Trust
2.390% due 01/10/2045 ~(a)	12,538	656
WaMu Mortgage Pass-Through Certificates Trust
2.268% due 02/27/2034 •	207	205
2.496% due 11/25/2045 •	4,010	3,883
2.518% due 10/25/2046 •	1,182	1,167
2.526% due 01/25/2045 •	320	322
2.557% due 12/25/2046 •	156	156
2.825% due 06/25/2046 •	834	847
2.845% due 02/25/2046 •	1,995	1,999
2.956% due 11/25/2034 •	683	681
3.346% due 02/25/2037 ^~	6,458	5,988
3.445% due 12/25/2035 ~	354	356
3.729% due 04/25/2035 ~	359	365
3.907% due 08/25/2046 ^~	1,524	1,467
3.989% due 09/25/2036 ~	2,909	2,909
4.022% due 10/25/2035 ~	366	367
4.083% due 06/25/2033 ~	44	44
Washington Mutual Mortgage Pass-Through Certificates Trust
2.406% due 07/25/2046 •	4,420	3,933
2.466% due 07/25/2046 ^•	13	9
2.615% due 04/25/2047 •	10,912	8,305
2.685% due 05/25/2047 ^•	72	19
2.785% due 07/25/2046 ^•	467	349
Wells Fargo Mortgage-Backed Securities Trust
2.716% due 07/25/2037 ^•	213	192
3.788% due 12/25/2033 ~	2	3
3.896% due 03/25/2035 ~	2,188	2,225
4.130% due 06/25/2035 ~	175	180
4.366% due 04/25/2036 ~	22	22
4.384% due 03/25/2036 ~	22	22
4.477% due 10/25/2035 ~	120	121
4.487% due 10/25/2035 ~	600	611
4.560% due 10/25/2036 ~	35	35
Wells Fargo-RBS Commercial Mortgage Trust
0.448% due 03/15/2048 ~(a)	40,000	585
1.359% due 03/15/2045 ~(a)	48,928	2,038
1.421% due 03/15/2048 ~(a)	88,078	3,964

		258,247

U.S. GOVERNMENT AGENCIES 11.4%
Fannie Mae
2.289% due 01/25/2022 ~(a)	17,389	598
2.336% due 03/25/2034 •	31	31
2.500% due 04/01/2045	805	746

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	35

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.616% due 06/25/2036 •	$557	$559
2.716% due 10/25/2040 - 11/25/2040 •	1,377	1,386
2.947% due 06/01/2043 •	46	46
3.016% due 12/25/2039 •	651	661
3.130% due 12/01/2034 •	146	152
3.500% due 01/01/2021 - 10/01/2048	277,963	273,868
3.575% due 01/01/2023 •	21	21
3.758% due 12/01/2030 •	8	8
3.923% due 08/01/2023 •	23	24
4.000% due 10/01/2045 - 09/01/2048	136,930	138,399
4.028% due 08/01/2036 •	72	75
4.085% due 04/01/2032 •	7	7
4.162% due 11/01/2034 •	853	903
4.197% due 06/01/2035 •	214	221
4.295% due 06/01/2021	1,938	1,987
6.000% due 04/25/2043 - 07/25/2044	915	1,000
Fannie Mae, TBA
3.500% due 10/01/2033 - 11/01/2048	431,000	424,058
4.000% due 10/01/2048 - 12/01/2048	183,370	184,961
Freddie Mac
0.968% due 09/25/2022 ~(a)	23,006	631
1.126% due 11/25/2022 ~(a)	32,219	1,082
1.431% due 08/25/2019 ~(a)	36,476	335
1.482% due 01/15/2038 ~(a)	9,189	384
1.532% due 11/25/2019 ~(a)	32,455	433
1.668% due 10/25/2021 ~(a)	27,388	1,020
1.674% due 06/25/2020 ~(a)	30,421	619
2.432% due 01/15/2038 •	9,189	9,184
2.638% due 10/15/2040 •	2,359	2,382
2.758% due 12/15/2037 •	336	338
2.913% due 02/25/2045 •	126	126
3.045% due 10/25/2044 •	1,701	1,695
3.500% due 07/01/2048	9,000	8,864
4.036% due 06/01/2022 •	35	35
4.379% due 09/01/2035 •	46	48
6.000% due 12/01/2033	555	589
6.500% due 11/15/2023	12	13
Ginnie Mae
2.750% due 07/20/2022 - 09/20/2026 ~	102	104
2.750% due 08/20/2027 •	15	16
3.125% due 11/20/2021 - 12/20/2025 ~	44	45
3.125% due 11/20/2030 •	5	5
3.625% due 05/20/2022 - 05/20/2026 ~	50	52
3.625% due 04/20/2027 - 05/20/2030 •	181	187
6.000% due 08/20/2034	6,636	7,184

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NCUA Guaranteed Notes
2.591% due 11/05/2020 •	$22,504	$22,598
2.681% due 12/08/2020 •	12,040	12,098
Small Business Administration
5.110% due 04/01/2025	21	22

		1,099,800

U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Bonds
3.625% due 08/15/2043	2,200	2,360
5.250% due 02/15/2029 (o)	900	1,075
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (m)(o)	7,126	6,952
0.125% due 04/15/2022 (m)(o)	44,972	43,712
0.250% due 01/15/2025 (m)	47,400	45,506
0.500% due 01/15/2028	134,245	128,940
0.625% due 01/15/2026 (m)(o)	2,439	2,389
0.750% due 02/15/2045 (o)	1,017	947
1.000% due 02/15/2048	82,265	81,336
2.000% due 01/15/2026 (m)(o)	14,601	15,715
2.375% due 01/15/2025 (m)	1,337	1,457
2.375% due 01/15/2027 (m)(o)	5,248	5,851
2.500% due 01/15/2029 (m)	30,870	35,518
3.875% due 04/15/2029	11,497	14,821
U.S. Treasury Notes
2.000% due 08/15/2025 (m)(o)	17,000	15,936
2.000% due 11/15/2026 (o)	9,600	8,886
2.250% due 11/15/2025 (m)(o)	5,600	5,324
2.625% due 06/15/2021 (m)(o)	5,500	5,465
2.875% due 04/30/2025 (k)(m)(o)	179,700	178,342
U.S. Treasury STRIPS
0.000% due 11/15/2023 (e)(m)	11,000	9,442

		609,974

Total United States (Cost $3,096,473)		3,142,753

SHORT-TERM INSTRUMENTS 11.4%

COMMERCIAL PAPER 0.1%
Entergy Corp.
2.630% due 10/12/2018	$2,900	2,897
Schlumberger Holdings
2.620% due 10/01/2018	6,100	6,099

		8,996

REPURCHASE AGREEMENTS (j) 0.1%
		9,341

36	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
37.800% due 11/21/2018 (f)	ARS	1,830	$42
43.450% due 10/17/2018 (f)		218	5
43.600% due 10/17/2018 (f)		121	3
43.650% due 10/17/2018 (f)		109	3
45.000% due 11/21/2018 (f)		3,222	73
Nutrien Ltd.
6.750% due 01/15/2019		$4,000	4,047

			4,173

ARGENTINA TREASURY BILLS 0.3%
3.285% due 10/12/2018 - 03/29/2019 (d)(e)	ARS	216,649	5,370
2.121% due 12/14/2018 (e)(f)		$25,100	24,903

			30,273

FRANCE TREASURY BILLS 5.3%
(0.623)% due 01/04/2019 - 01/16/2019 (d)(e)	EUR	434,200	505,170

JAPAN TREASURY BILLS 5.1%
(0.165)% due 10/09/2018 - 03/11/2019 (d)(e)	JPY	55,600,000	489,618

NETHERLANDS TREASURY BILLS 0.5%
(0.639)% due 01/31/2019 (e)(f)	EUR	40,900	47,587

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
2.155% due 12/13/2018 (e)(f)(o)	$1,015	$1,011

Total Short-Term Instruments (Cost $1,105,352)		1,096,169

Total Investments in Securities (Cost $10,315,379)		10,336,852

	SHARES
INVESTMENTS IN AFFILIATES 4.2%

SHORT-TERM INSTRUMENTS 4.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short Asset Portfolio	39,373,689	394,445
PIMCO Short-Term Floating NAV Portfolio III	1,242,603	12,286

Total Short-Term Instruments (Cost $406,759)		406,731

Total Investments in Affiliates (Cost $406,759)		406,731

Total Investments 111.6% (Cost $10,722,138)		$10,743,583

Financial Derivative Instruments (l)(n) 0.4% (Cost or Premiums, net $26,175)		41,104

Other Assets and Liabilities, net (12.0)%		(1,161,455)

Net Assets 100.0%		$9,623,232

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	37

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$9,341	U.S. Treasury Notes 2.750% due 07/31/2023	$(9,532)	$9,341	$9,342

Total Repurchase Agreements						$(9,532)	$9,341	$9,342

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
GRE	2.450%	09/28/2018	10/05/2018		$	(22,283)	$(22,288)
MEI	(0.950)	10/01/2018	TBD	(3)	EUR	(102)	(118)
SCX	0.630	07/05/2018	10/04/2018		GBP	(152,064)	(198,501)

Total Reverse Repurchase Agreements							$(220,907)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States 0.0%
U.S. Government Agencies 0.0% Fannie Mae, TBA	4.500%	11/01/2048	$3,500	$(3,614)	$(3,606)

Total Short Sales 0.0%				$(3,614)	$(3,606)

38	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$9,342	$0	$0	$9,342	$(9,532)	$(190)
GRE	0	(22,288)	0	(22,288)	21,993	(295)
MEI	0	(118)	0	(118)	117	(1)
SCX	0	(198,501)	0	(198,501)	198,171	(330)

Total Borrowings and Other Financing Transactions	$9,342	$(220,907)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(198,501)	$0	$0	$(198,501)
U.S. Treasury Obligations	0	(22,288)	0	0	(22,288)

Total Borrowings	$0	$(220,789)	$0	$0	$(220,789)

Payable for reverse repurchase agreements(5)					$(220,789)

(k)	Securities with an aggregate market value of $220,320 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(380,249) at a weighted average interest rate of 0.220%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(118) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	39

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	$ 119.000	10/26/2018	1,331	$	1,331	$(312)	$(707)
Call - CBOT U.S. Treasury 10-Year Note November 2018 Futures	121.000	10/26/2018	1,331		1,331	(352)	(21)

Total Written Options						$(664)	$(728)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	11,395	$	2,759,299	$(6,570)	$571	$0
90-Day Eurodollar March Futures	03/2019	19,956		4,847,312	(8,967)	748	0
Australia Government 3-Year Note December Futures	12/2018	876		70,456	(148)	88	0
Australia Government 10-Year Bond December Futures	12/2018	724		67,434	(521)	344	0
Canada Government 10-Year Bond December Futures	12/2018	713		73,207	(940)	33	(50)
Euro-Bobl December Futures	12/2018	3,853		584,690	(3,921)	1,476	(179)
Euro-Buxl 30-Year Bond December Futures	12/2018	370		74,886	(1,366)	945	0
Euro-Schatz December Futures	12/2018	8,028		1,041,845	(1,429)	559	(47)
Japan Government 10-Year Bond December Futures	12/2018	475		627,467	(735)	251	(376)
U.S. Treasury 5-Year Note December Futures	12/2018	9,934		1,117,342	(9,423)	543	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	201		31,011	(1,112)	0	(69)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	7,231		1,167,979	526	60	(61)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	2,143		345,168	(45)	35	(31)

					$(34,651)	$5,653	$(813)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2020	11,433	$	(2,767,786)	$4,727	$0	$(429)
90-Day Eurodollar March Futures	03/2020	19,918		(4,821,899)	11,326	0	(997)
Call Options Strike @ EUR 131.500 on Euro-Bobl December 2018 Futures	11/2018	1,034		(198)	(37)	0	(108)
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	495		(253)	(41)	0	(132)
Euro-BTP Italy Government Bond December Futures	12/2018	565		(81,238)	(1,877)	2,298	0

40	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2018	437	$	(80,567)	$862	$0	$(380)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	6,033		(1,058,047)	4,980	169	(3,309)
Put Options Strike @ EUR 130.000 on Euro-Bobl December 2018 Futures	11/2018	1,034		(204)	(49)	90	(24)
Put Options Strike @ EUR 130.250 on Euro-Bobl December 2018 Futures	11/2018	698		(194)	(29)	85	(20)
Put Options Strike @ EUR 157.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	495		(253)	11	98	0
U.S. Treasury 10-Year Note December Futures	12/2018	117		(13,897)	140	0	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	7,231		(1,163,738)	1,109	124	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2020	2,143		(344,260)	84	61	(33)
United Kingdom Long Gilt December Futures	12/2018	766		(120,747)	1,362	10	(160)

					$22,568	$2,935	$(5,599)

Total Futures Contracts					$(12,083)	$8,588	$(6,412)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.122%	EUR	4,800	$(139)	$27	$(112)	$0	$0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.156		1,000	(18)	(5)	(23)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.118	$	16,500	(476)	154	(322)	0	(1)
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.258	EUR	4,900	(78)	(19)	(97)	0	(1)

							$(711)	$157	$(554)	$0	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.423%	EUR	3,200	$53	$(3)	$50	$0	$(3)
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.422	$	6,400	113	20	133	0	(1)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.628	EUR	4,900	(145)	315	170	0	(7)
Tesco PLC	1.000	Quarterly	06/20/2022	0.645		10,675	(510)	678	168	0	(7)
Tesco PLC	1.000	Quarterly	06/20/2025	1.385		5,700	(188)	26	(162)	0	(14)

							$(677)	$1,036	$359	$0	$(32)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	41

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	5,900	$(447)	$(34)	$(481)	$0	$(11)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023		14,300	(1,042)	(19)	(1,061)	0	(2)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		2,400	(47)	(6)	(53)	0	0
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	858,300	(10,726)	(11,634)	(22,360)	62	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		588,200	(16,857)	1,956	(14,901)	41	0

						$(29,119)	$(9,737)	$(38,856)	$103	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	$	18,100	$(340)	$(257)	$(597)	$0	$(13)
iTraxx Europe Main 30 5-Year Index	1.000	Quarterly	12/20/2023	EUR	202,900	3,875	22	3,897	0	(71)

						$3,535	$(235)	$3,300	$0	$(84)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin(6)
										Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025	$	19,500	$0	$27	$27	$0	$(5)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		58,500	25	8	33	0	(18)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		18,100	(1)	13	12	0	(5)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		18,700	0	(5)	(5)	0	(6)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		19,200	0	(22)	(22)	0	(6)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		40,900	(1)	(54)	(55)	0	(13)
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	14,300	13	(26)	(13)	0	(7)
Pay	3-Month CAD-Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	635,300	(947)	(559)	(1,506)	0	(27)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	39,600	(169)	(511)	(680)	49	0
Pay(7)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	354,370	340	753	1,093	9	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019	$	414,700	(2,392)	4,517	2,125	0	(58)
Pay(7)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2020		9,453,700	627	787	1,414	1,170	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		981,100	19,205	(3,652)	15,553	0	(234)
Receive(7)	3-Month USD-LIBOR	3.200	Semi-Annual	04/01/2021		9,453,700	24	(504)	(480)	0	(164)

42	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin(6)
										Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$	48,300	$2,205	$(189)	$2,016	$0	$(23)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		566,300	6,883	26,714	33,597	0	(273)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		77,070	2,651	4,571	7,222	0	(50)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,600	16	100	116	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		323,300	19,462	2,171	21,633	0	(161)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		93,500	6,593	(73)	6,520	0	(22)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		165,900	(5,066)	17,702	12,636	154	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		99,000	10,534	2,076	12,610	93	0
Receive(7)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		160,000	4,375	1,278	5,653	190	0
Receive(7)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		17,000	0	770	770	25	0
Receive(7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		62,500	0	2,802	2,802	92	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	166,500	57	(375)	(318)	40	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		106,900	184	(129)	55	33	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	12/19/2023	EUR	241,300	(821)	1,370	549	321	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024		1,260,300	(8,855)	6,312	(2,543)	1,916	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		27,400	321	170	491	0	(71)
Pay(7)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		488,800	8,714	3,116	11,830	2,261	0
Pay(7)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		619,000	(4,337)	(2,042)	(6,379)	2,928	0
Receive(7)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		127,300	2,874	(321)	2,553	0	(1,745)
Pay(7)	6-Month GBP-LIBOR	1.250	Annual	09/18/2020	GBP	770,600	(54)	61	7	0	(97)
Pay(7)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		637,300	1,807	(282)	1,525	0	(95)
Pay(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/20/2021		353,400	(2,546)	(132)	(2,678)	0	(55)
Receive(7)	6-Month GBP-LIBOR	1.500	Annual	09/16/2021		770,600	(445)	65	(380)	16	0
Receive(7)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		637,300	(278)	266	(12)	4	0
Pay(7)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024		6,000	(111)	6	(105)	1	0
Receive(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		9,950	160	91	251	0	(16)
Receive(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2048		1,100	5	82	87	0	(8)
Receive(7)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		20,200	(124)	183	59	0	(154)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	12/20/2021	JPY	9,090,000	1,686	(525)	1,161	3	0
Pay(7)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024		69,170,000	(2,050)	(451)	(2,501)	116	0
Receive(7)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		40,087,000	(2,938)	1,658	(1,280)	0	(22)
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		360,000	496	(183)	313	1	0
Receive(7)	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		12,529,671	1,634	(707)	927	0	(220)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		4,990,000	1,169	(749)	420	155	0
Pay(7)	6-Month JPY-LIBOR	1.000	Semi-Annual	12/20/2048		4,366,171	(29)	186	157	112	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022	MXN	248,600	0	(251)	(251)	23	0
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		432,400	0	(407)	(407)	40	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023		454,200	(2,042)	180	(1,862)	34	0

							$58,854	$65,886	$124,740	$9,786	$(3,556)

INTEREST RATE SWAPS - BASIS SWAPS

Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin(6)
									Asset	Liability
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	Quarterly	06/12/2022	$	71,100	$0	$87	$87	$0	$(9)
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	Quarterly	04/27/2023		285,300	0	31	31	0	0
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	Quarterly	04/26/2022		470,800	0	18	18	0	(36)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	Quarterly	06/12/2022		85,800	0	62	62	0	(11)
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	Quarterly	06/19/2022		374,100	28	216	244	0	(45)
1-Month USD-LIBOR + 0.117%	3-Month USD-LIBOR	Quarterly	03/02/2020		396,900	0	24	24	0	(17)

						$28	$438	$466	$0	$(118)

Total Swap Agreements						$31,910	$57,545	$89,455	$9,889	$(3,805)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	43

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$ 0	$8,588	$9,898	$18,486	$(728)	$(6,412)	$(3,805)	$(10,945)

(m)

Securities with an aggregate market value of $135,764 and cash of $9,945 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $9 for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

44	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2018	INR	329,148	$	4,556	$30	$0
BOA	10/2018	AUD	1,392		1,003	0	(3)
	10/2018	BRL	121,807		32,992	2,984	(153)
	10/2018	CHF	12,983		13,332	103	0
	10/2018	DKK	17,005		2,688	40	0
	10/2018	GBP	1,058		1,379	1	0
	10/2018	NOK	58,168		6,967	0	(180)
	10/2018	PLN	126,870		33,945	0	(469)
	10/2018	$	145,405	AUD	200,364	0	(572)
	10/2018		30,422	BRL	121,807	0	(261)
	10/2018		271,869	DKK	1,723,923	0	(3,467)
	10/2018		12,286	INR	892,834	27	0
	10/2018		23,066	NOK	187,569	0	(19)
	11/2018	AUD	200,364	$	145,431	569	0
	11/2018	CNH	337,648		49,405	405	0
	11/2018	$	12,691	BRL	52,007	157	0
	11/2018		271	ILS	995	3	0
	12/2018	IDR	97,127,772	$	6,406	0	(29)
	12/2018	INR	892,834		12,147	0	(13)
	12/2018	$	5,225	KRW	5,821,173	30	0
	01/2019	DKK	1,723,923	$	274,183	3,478	0
BPS	10/2018	ARS	114,561		2,933	192	0
	10/2018	BRL	81,900		20,455	175	0
	10/2018	IDR	124,263,064		8,343	8	0
	10/2018	JPY	100,000		909	29	0
	10/2018	KRW	2,902,694		2,611	0	(6)
	10/2018	$	4,947	ARS	189,239	0	(378)
	10/2018		21,753	BRL	81,900	0	(1,474)
	10/2018		4,791	CAD	6,192	3	0
	10/2018		21,391	EUR	18,167	0	(298)
	10/2018		5,056	IDR	75,437,069	0	(3)
	10/2018		14,610	INR	1,013,792	0	(691)
	11/2018	CNH	101,425	$	14,854	135	0
	11/2018	$	325	AUD	445	0	(3)
	12/2018	CLP	7,414,761	$	10,966	0	(316)
	12/2018	INR	60,496		834	10	0
	12/2018	KRW	39,330,888		35,208	0	(301)
	12/2018	RON	709	EUR	151	0	0
	12/2018	TWD	683,363	$	22,414	0	(163)
	12/2018	$	444	CLP	307,289	23	0
	12/2018		3,238	IDR	48,825,995	0	(3)
	12/2018		90,280	INR	6,417,701	0	(2,869)
	12/2018		338	THB	10,996	3	0
	07/2019		14,805	CNH	101,425	0	(192)
BRC	10/2018	JPY	94,978,900	$	852,607	16,656	0
	10/2018	$	27,380	CHF	26,310	0	(569)
	11/2018	MXN	74,809	$	3,928	0	(43)
	11/2018	$	44,100	CNH	301,339	0	(369)
	12/2018	INR	333,638	$	4,519	0	(25)
CBK	10/2018	CAD	463,538		358,779	0	(102)
	10/2018	EUR	245,570		286,278	1,040	(93)
	10/2018	GBP	2,831		3,734	44	0
	10/2018	JPY	7,680,000		69,728	2,022	0
	10/2018	$	11,002	CAD	14,470	201	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	45

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2018	$	70,938	EUR	60,572	$0	$(611)
	10/2018		35,317	GBP	27,104	10	0
	10/2018		4,526	INR	329,148	0	0
	10/2018		100,430	MXN	1,955,817	3,691	0
	10/2018		11,968	NOK	98,546	143	(2)
	10/2018		20,006	SEK	180,115	285	(23)
	10/2018		12,023	TRY	60,898	0	(2,049)
	11/2018	CNH	101,425	$	14,839	120	0
	11/2018	EUR	169,371		196,797	0	(327)
	11/2018	NOK	58,168		7,158	2	0
	11/2018	$	1,312	NZD	1,985	4	0
	11/2018		86,661	RUB	5,958,100	3,871	0
	11/2018		5,068	ZAR	75,458	246	0
	12/2018	CLP	3,739,100	$	5,560	0	(129)
	12/2018	CNY	19,335		2,827	27	0
	12/2018	COP	7,979,565		2,637	0	(52)
	12/2018	INR	329,148		4,483	0	0
	12/2018	KRW	23,829,661		21,428	0	(86)
	12/2018	RON	48,149	EUR	10,286	21	0
	12/2018	$	44,244	COP	137,057,409	1,947	0
	02/2019	EUR	32,793	$	41,507	3,008	0
	04/2019	SEK	59,912	EUR	5,766	0	(48)
	05/2019	EUR	18,582	$	21,688	0	(343)
	06/2019	GBP	9,924		13,300	195	0
	07/2019	CNH	104,468		15,500	448	0
	07/2019	$	14,790	CNH	101,425	0	(177)
DUB	12/2018		888	EUR	705	0	(65)
	01/2019		19,998		15,900	0	(1,353)
	03/2019	BRL	39,878	$	10,421	691	0
	03/2019	$	8,868	MXN	190,250	1,047	0
	04/2019	SEK	37,096	EUR	3,602	8	0
FBF	12/2018	SGD	554	$	406	0	0
	04/2019	EUR	7,736	SEK	79,347	0	(54)
GLM	10/2018	AUD	198,972	$	143,965	138	0
	10/2018	CHF	5,487		5,713	122	0
	10/2018	EUR	123,742		143,191	116	(694)
	10/2018	IDR	139,938,177		9,346	4	(32)
	10/2018	INR	953,330		13,355	210	0
	10/2018	$	155,863	GBP	119,173	8	(542)
	10/2018		4,798	JPY	536,737	0	(74)
	11/2018	CZK	5,193	$	237	3	0
	11/2018	GBP	68,871		90,461	572	0
	11/2018	$	19,015	CNH	130,378	0	(95)
	11/2018		13,542	ZAR	183,650	38	(647)
	11/2018	ZAR	196,458	$	13,182	0	(654)
	12/2018	COP	25,394,376		8,399	0	(159)
	12/2018	INR	554,675		7,689	134	0
	12/2018	RON	128,132	EUR	27,378	62	0
	12/2018	$	21,980	CLP	15,368,611	1,404	0
	01/2019		7,283	DKK	46,445	11	0
HUS	10/2018	BRL	52,007	$	12,989	111	0
	10/2018	CAD	21,970		16,886	0	(124)
	10/2018	DKK	1,746,239		274,810	2,933	0
	10/2018	SEK	3,854,764		421,603	7	(12,138)
	10/2018	TRY	57,308		12,023	2,636	0
	10/2018	$	28	ARS	879	0	(7)
	10/2018		12,707	BRL	52,007	171	0
	10/2018		196,359	CAD	254,579	742	0
	10/2018		4,806	DKK	30,565	0	(47)

46	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2018	$	8,416	IDR	126,972,210	$98	$(4)
	10/2018		54,967	NZD	82,607	0	(211)
	10/2018		373,823	SEK	3,299,559	0	(2,560)
	11/2018	CAD	254,579	$	196,484	0	(749)
	11/2018	CNH	730,648		106,790	756	0
	11/2018	NZD	82,607		54,973	207	0
	11/2018	SEK	3,289,714		373,656	2,567	0
	11/2018	$	40,073	CNH	272,313	0	(555)
	11/2018		6,879	ZAR	92,755	0	(347)
	11/2018	ZAR	214,150	$	14,478	0	(604)
	12/2018	CLP	4,335,748		6,363	0	(234)
	12/2018	EUR	26,857		33,611	2,241	0
	12/2018	IDR	141,842,730		9,265	4	(136)
	12/2018	KRW	9,258,238		8,328	0	(31)
	12/2018	RON	4,033	EUR	862	2	0
	12/2018	$	23,253	AUD	29,260	0	(2,093)
	01/2019	EUR	22,199	$	26,684	653	0
	02/2019	$	12,299	AUD	15,470	0	(1,102)
	03/2019	BRL	14,985	$	4,440	784	0
	03/2019	$	4,440	MXN	87,446	117	0
	05/2019		22,321	EUR	18,488	0	(401)
	07/2019	CNH	702,978	$	103,020	1,734	0
	07/2019	$	106,459	CNH	730,648	0	(1,186)
IND	10/2018	TRY	1,255	$	176	0	(30)
	10/2018	$	13,412	CHF	12,983	0	(183)
	11/2018	CHF	12,983	$	13,449	184	0
	12/2018	AUD	2,391		1,780	50	0
	12/2018	COP	20,390,552		6,734	0	(138)
	12/2018	RON	1,404	EUR	300	1	0
JPM	10/2018	AUD	16,101	$	11,571	0	(68)
	10/2018	BRL	42,600		10,640	91	0
	10/2018	CAD	7,414		5,733	0	(7)
	10/2018	EUR	141,552		165,111	690	(72)
	10/2018	GBP	7,423		9,681	5	0
	10/2018	$	5,952	AUD	8,200	0	(24)
	10/2018		10,861	BRL	42,600	0	(313)
	10/2018		354,484	GBP	269,448	0	(3,285)
	10/2018		646,756	JPY	72,986,800	0	(4,380)
	10/2018		7,015	RUB	473,070	196	0
	11/2018	CAD	1,368	$	1,045	0	(15)
	11/2018	EUR	45,884		53,881	478	0
	11/2018	GBP	217,505		286,927	3,042	0
	11/2018	JPY	72,986,800		648,214	4,399	0
	11/2018	$	120,385	CNH	818,593	0	(1,589)
	11/2018		5,285	MXN	102,639	163	0
	11/2018		140	ZAR	2,107	9	0
	11/2018	ZAR	372,752	$	24,935	0	(1,317)
	12/2018	COP	9,992,671		3,299	0	(69)
	12/2018	IDR	52,753,680		3,489	0	(6)
	12/2018	RON	1,477	EUR	315	1	0
	12/2018	$	250	IDR	3,839,500	4	0
	12/2018		200	TWD	6,096	1	0
	01/2019		5,452	EUR	4,335	0	(369)
	07/2019	CNH	30,807	$	4,527	89	0
MSB	10/2018	BRL	54,700		15,870	2,325	0
	10/2018	$	13,662	BRL	54,700	0	(117)
	07/2019	CNH	95,246	$	13,936	213	0
	06/2021	$	805	EUR	630	0	(9)
MYI	10/2018		1,616,684		1,379,541	0	(14,967)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	47

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2018	$	58,696	SEK	518,581	$0	$(346)
	11/2018	EUR	1,379,541	$	1,620,609	15,016	0
	11/2018	SEK	518,581		58,843	345	0
NAB	10/2018	$	161,845	CAD	211,564	1,952	0
	11/2018	CAD	211,564	$	161,952	0	(1,956)
NGF	10/2018	$	3,404	INR	237,599	0	(142)
	12/2018	IDR	61,227,114	$	4,017	0	(40)
	12/2018	INR	884,697		12,155	105	0
RBC	10/2018	CAD	3,966		3,023	0	(48)
	10/2018	JPY	8,690,000		76,714	76	0
	10/2018	$	1,034	CAD	1,361	19	0
RYL	10/2018	NZD	82,607	$	55,402	646	0
	10/2018	$	3,517	EUR	3,000	0	(34)
	10/2018		671	NOK	5,626	20	0
SCX	10/2018	EUR	1,246,515	$	1,461,749	14,379	(112)
	10/2018	GBP	5,709		7,407	0	(34)
	10/2018	INR	997,599		14,412	717	0
	10/2018	NZD	156		104	0	0
	10/2018	$	4,535	GBP	3,505	40	(6)
	10/2018		5,716	JPY	643,023	0	(56)
	12/2018	EUR	420	$	529	39	0
	12/2018	KRW	66,917,795		60,324	0	(90)
	12/2018	$	23,359	IDR	347,226,219	0	(353)
SOG	10/2018	GBP	401,886	$	517,935	0	(5,884)
	10/2018	$	184	NOK	1,502	1	0
	10/2018		6,646	SEK	59,169	12	0
	12/2018	RON	122	EUR	26	0	0
	12/2018	$	15,426		12,241	0	(1,128)
	12/2018		5,290	RUB	353,397	65	0
SSB	10/2018	CHF	37,408	$	38,461	341	0
	10/2018	EUR	113,000		131,740	255	0
	10/2018	GBP	17,950		23,626	229	0
	10/2018	JPY	35,338,513		318,701	7,080	0
	10/2018	$	167,194	JPY	18,552,100	0	(3,912)
	10/2018		5,789	NZD	8,788	37	0
	11/2018	CNY	249,616	$	36,457	223	0
	11/2018	$	27,969	ZAR	426,316	2,055	0
UAG	10/2018	EUR	100,000	$	116,685	326	0
	10/2018	JPY	2,180,000		19,815	619	0
	10/2018	TRY	2,335		320	0	(62)
	10/2018	$	16,013	EUR	13,682	0	(127)
	10/2018		4,048	IDR	61,791,962	97	0
	11/2018	RUB	5,958,100	$	92,841	2,310	0
	12/2018	EUR	434		540	33	0
	12/2018	IDR	61,791,962		3,963	0	(131)
	12/2018	$	81,626	RUB	5,483,297	1,452	0

Total Forward Foreign Currency Contracts						$123,147	$(85,228)

48	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$	54,267	$999	$382
BRC	Call - OTC EUR versus USD	$	1.308	09/22/2021	EUR	8,100	498	436
	Put - OTC EUR versus USD		1.308	09/22/2021		8,100	594	661
CBK	Call - OTC EUR versus USD		1.291	06/24/2021		373	23	20
	Put - OTC EUR versus USD		1.291	06/24/2021		400	29	30
GLM	Put - OTC EUR versus USD		1.150	02/26/2019		43,900	502	549
	Call - OTC USD versus JPY	JPY	120.000	04/20/2020	$	36,761	683	261
MSB	Call - OTC EUR versus USD	$	1.291	06/24/2021	EUR	7,456	455	400
	Put - OTC EUR versus USD		1.291	06/24/2021		7,456	540	552

Total Purchased Options							$4,323	$3,291

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC AUD versus USD	$	0.734	11/13/2018	AUD	33,900	$(158)	$(130)
CBK	Put - OTC EUR versus GBP	GBP	0.875	12/05/2018	EUR	84,897	(501)	(578)
	Put - OTC GBP versus USD	$	1.315	06/14/2019	GBP	28,225	(896)	(1,141)
	Call - OTC GBP versus USD		1.440	06/14/2019		28,197	(406)	(181)
	Call - OTC USD versus SEK	SEK	9.000	12/17/2018	$	17,000	(142)	(170)
GLM	Put - OTC AUD versus USD	$	0.703	11/01/2018	AUD	31,300	(147)	(44)
	Call - OTC EUR versus JPY	JPY	135.000	02/26/2019	EUR	43,900	(512)	(632)
	Call - OTC USD versus CNH	CNH	7.000	11/05/2018	$	39,053	(258)	(76)
	Put - OTC USD versus MXN	MXN	18.500	10/12/2018		48,900	(607)	(160)
	Call - OTC USD versus NOK	NOK	8.350	12/19/2018		14,400	(121)	(102)
JPM	Put - OTC USD versus MXN	MXN	18.000	11/20/2018		35,900	(219)	(94)
MYI	Call - OTC USD versus SEK	SEK	9.040	12/19/2018		14,200	(131)	(127)

							$(4,098)	$(3,435)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(83)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750%	10/09/2018	$	58,100	$(217)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200	10/09/2018		58,100	(204)	(60)

								$(421)	$(60)

Total Written Options								$(4,602)	$(3,495)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	49

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	Agrium, Inc.	(1.250)%	Quarterly	03/20/2019	0.113%	$	4,000	$0	$(23)	$0	$(23)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148		4,500	(156)	18	0	(138)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148		16,740	(598)	86	0	(512)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339		14,700	(363)	(71)	0	(434)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.515		29,700	(566)	(77)	0	(643)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148		26,260	(909)	105	0	(804)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339		47,500	(1,188)	(213)	0	(1,401)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148		25,300	(898)	124	0	(774)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.515		11,800	(228)	(27)	0	(255)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.148		31,100	(1,092)	140	0	(952)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339		27,200	(678)	(124)	0	(802)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.339		13,100	(314)	(72)	0	(386)

								$(6,990)	$(134)	$0	$(7,124)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	1.892%	$	2,100	$(105)	$26	$0	$(79)
BRC	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.373	EUR	300	(44)	8	0	(36)
CBK	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.892	$	1,900	(95)	23	0	(72)
GST	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.020		1,900	(98)	9	0	(89)
HUS	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.373	EUR	300	(42)	6	0	(36)
	Qatar Government International Bond	1.000	Quarterly	06/20/2023	0.625	$	2,300	27	12	39	0

50	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
JPM	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	1.892%	$	2,300	$(129)	$42	$0	$(87)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.020		900	(47)	5	0	(42)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.020		700	(32)	(1)	0	(33)

								$(565)	$130	$39	$(474)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	42,900	$2,244	$(1,986)	$258	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	14,300	$	17,446	$(12)	$1,008	$996	$0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026		18,100		22,086	531	725	1,256	0

									$519	$1,733	$2,252	$0

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.000%	Quarterly	07/10/2027	KRW	57,056,100	$0	$473	$473	$0
CBK	Receive	3-Month KRW-KORIBOR	2.013	Quarterly	07/10/2027		33,001,500	0	241	241	0
	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		21,125,200	0	183	183	0

								$0	$897	$897	$0

Total Swap Agreements								$(4,792)	$640	$3,446	$(7,598)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	51

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$30	$0	$0	$30	$0	$0	$0	$0	$30	$0	$30
BOA	7,797	382	0	8,179	(5,166)	0	(240)	(5,406)	2,773	(2,550)	223
BPS	578	0	731	1,309	(6,697)	0	(946)	(7,643)	(6,334)	6,356	22
BRC	16,656	1,097	0	17,753	(1,006)	(130)	(2,884)	(4,020)	13,733	(11,081)	2,652
CBK	17,325	50	424	17,799	(4,042)	(2,130)	(846)	(7,018)	10,781	(13,130)	(2,349)
DUB	1,746	0	996	2,742	(1,418)	0	0	(1,418)	1,324	(730)	594
FBF	0	0	0	0	(54)	0	0	(54)	(54)	51	(3)
GLM	2,822	810	0	3,632	(2,897)	(1,014)	0	(3,911)	(279)	390	111
GST	0	0	0	0	0	0	(1,296)	(1,296)	(1,296)	1,120	(176)
HUS	15,763	0	39	15,802	(22,529)	0	(838)	(23,367)	(7,565)	11,445	3,880
IND	235	0	0	235	(351)	0	0	(351)	(116)	0	(116)
JPM	9,168	0	0	9,168	(11,514)	(94)	(515)	(12,123)	(2,955)	3,878	923
MSB	2,538	952	0	3,490	(126)	0	0	(126)	3,364	(3,100)	264
MYI	15,361	0	0	15,361	(15,313)	(127)	0	(15,440)	(79)	(40)	(119)
NAB	1,952	0	0	1,952	(1,956)	0	0	(1,956)	(4)	0	(4)
NGF	105	0	0	105	(182)	0	(33)	(215)	(110)	206	96
RBC	95	0	0	95	(48)	0	0	(48)	47	0	47
RYL	666	0	1,256	1,922	(34)	0	0	(34)	1,888	(1,290)	598
SCX	15,175	0	0	15,175	(651)	0	0	(651)	14,524	(6,141)	8,383
SOG	78	0	0	78	(7,012)	0	0	(7,012)	(6,934)	9,332	2,398
SSB	10,220	0	0	10,220	(3,912)	0	0	(3,912)	6,308	(5,340)	968
UAG	4,837	0	0	4,837	(320)	0	0	(320)	4,517	(3,810)	707

Total Over the Counter	$123,147	$3,291	$3,446	$129,884	$(85,228)	$(3,495)	$(7,598)	$(96,321)

(o)

Securities with an aggregate market value of $32,778 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute

52	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8,588	$8,588
Swap Agreements	0	103	0	0	9,795	9,898

	$0	$103	$0	$0	$18,383	$18,486

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$123,147	$0	$123,147
Purchased Options	0	0	0	3,291	0	3,291
Swap Agreements	0	297	0	2,252	897	3,446

	$0	$297	$0	$128,690	$897	$129,884

	$0	$400	$0	$128,690	$19,280	$148,370

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$728	$728
Futures	0	0	0	0	6,412	6,412
Swap Agreements	0	131	0	0	3,674	3,805

	$0	$131	$0	$0	$10,814	$10,945

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$85,228	$0	$85,228
Written Options	0	0	0	3,435	60	3,495
Swap Agreements	0	7,598	0	0	0	7,598

	$0	$7,598	$0	$88,663	$60	$96,321

	$0	$7,729	$0	$88,663	$10,874	$107,266

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	53

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(57)	$(57)
Written Options	0	0	0	0	294	294
Futures	0	0	0	0	46,498	46,498
Swap Agreements	0	(10,084)	0	0	58,407	48,323

	$0	$(10,084)	$0	$0	$105,142	$95,058

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$226,637	$0	$226,637
Purchased Options	0	0	0	1,627	0	1,627
Written Options	0	1,230	0	9,925	0	11,155
Swap Agreements	0	(1,440)	0	(4,540)	(178)	(6,158)

	$0	$(210)	$0	$233,649	$(178)	$233,261

	$0	$(10,294)	$0	$233,649	$104,964	$328,319

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(64)	$(64)
Futures	0	0	0	0	(29,366)	(29,366)
Swap Agreements	0	4,448	0	0	15,384	19,832

	$0	$4,448	$0	$0	$(14,046)	$(9,598)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$56,610	$0	$56,610
Purchased Options	0	0	0	343	0	343
Written Options	0	(443)	0	(3,012)	360	(3,095)
Swap Agreements	0	642	0	(1,367)	(1,820)	(2,545)

	$0	$199	$0	$52,574	$(1,460)	$51,313

	$0	$4,647	$0	$52,574	$(15,506)	$41,715

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$13,576	$0	$13,576
Australia
Asset-Backed Securities	0	9,353	0	9,353
Non-Agency Mortgage-Backed Securities	0	5,944	0	5,944
Sovereign Issues	0	7,248	0	7,248
Brazil
Corporate Bonds & Notes	0	43,093	0	43,093
Loan Participations and Assignments	0	0	5,820	5,820
Canada
Corporate Bonds & Notes	0	124,659	0	124,659
Non-Agency Mortgage-Backed Securities	0	30,639	0	30,639
Sovereign Issues	0	326,400	0	326,400

54	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Cayman Islands
Asset-Backed Securities	$0	$341,646	$0	$341,646
Corporate Bonds & Notes	0	31,685	0	31,685
China
Sovereign Issues	0	1,995	0	1,995
Curacao
Corporate Bonds & Notes	0	1,020	0	1,020
Denmark
Corporate Bonds & Notes	0	268,768	0	268,768
France
Corporate Bonds & Notes	0	139,682	0	139,682
Sovereign Issues	0	223,242	0	223,242
Germany
Asset-Backed Securities	0	5,919	0	5,919
Corporate Bonds & Notes	0	151,734	0	151,734
Guernsey, Channel Islands
Corporate Bonds & Notes	0	16,621	0	16,621
Hong Kong
Corporate Bonds & Notes	0	5,855	0	5,855
India
Corporate Bonds & Notes	0	3,100	0	3,100
Ireland
Asset-Backed Securities	0	44,184	0	44,184
Corporate Bonds & Notes	0	10,390	0	10,390
Sovereign Issues	0	33,779	0	33,779
Israel
Sovereign Issues	0	13,741	0	13,741
Italy
Corporate Bonds & Notes	0	57,401	0	57,401
Non-Agency Mortgage-Backed Securities	0	6,369	0	6,369
Sovereign Issues	0	583,357	0	583,357
Japan
Corporate Bonds & Notes	0	133,991	0	133,991
Sovereign Issues	0	762,629	0	762,629
Jersey, Channel Islands
Corporate Bonds & Notes	0	748	0	748
Kuwait
Sovereign Issues	0	61,730	0	61,730
Lithuania
Sovereign Issues	0	15,577	0	15,577
Luxembourg
Asset-Backed Securities	0	3,485	0	3,485
Corporate Bonds & Notes	0	20,745	0	20,745
Netherlands
Asset-Backed Securities	0	12,492	0	12,492
Corporate Bonds & Notes	0	85,424	0	85,424
Non-Agency Mortgage-Backed Securities	0	1,350	0	1,350
New Zealand
Sovereign Issues	0	28,345	0	28,345
Norway
Corporate Bonds & Notes	0	26,456	0	26,456
Sovereign Issues	0	7,197	0	7,197
Poland
Sovereign Issues	0	34,273	0	34,273
Portugal
Corporate Bonds & Notes	0	7,330	0	7,330
Qatar
Corporate Bonds & Notes	0	8,769	0	8,769
Loan Participations and Assignments	0	0	29,601	29,601

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	55

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Sovereign Issues	$0	$90,926	$0	$90,926
Saudi Arabia
Sovereign Issues	0	164,805	0	164,805
Singapore
Corporate Bonds & Notes	0	31,625	0	31,625
Slovenia
Sovereign Issues	0	86,107	0	86,107
South Korea
Sovereign Issues	0	3,677	0	3,677
Spain
Corporate Bonds & Notes	0	11,944	0	11,944
Non-Agency Mortgage-Backed Securities	0	445	0	445
Sovereign Issues	0	321,182	0	321,182
Supranational
Corporate Bonds & Notes	0	43,567	0	43,567
Sweden
Corporate Bonds & Notes	0	448,921	0	448,921
Switzerland
Corporate Bonds & Notes	0	120,661	0	120,661
Sovereign Issues	0	11,111	0	11,111
United Arab Emirates
Corporate Bonds & Notes	0	9,867	0	9,867
Sovereign Issues	0	19,066	0	19,066
United Kingdom
Corporate Bonds & Notes	0	418,299	0	418,299
Non-Agency Mortgage-Backed Securities	0	233,895	0	233,895
Sovereign Issues	0	334,470	0	334,470
United States
Asset-Backed Securities	0	416,334	0	416,334
Corporate Bonds & Notes	0	712,755	0	712,755
Loan Participations and Assignments	0	23,712	0	23,712
Municipal Bonds & Notes	0	21,931	0	21,931
Non-Agency Mortgage-Backed Securities	0	258,247	0	258,247
U.S. Government Agencies	0	1,099,800	0	1,099,800
U.S. Treasury Obligations	0	609,974	0	609,974
Short-Term Instruments
Commercial Paper	0	8,996	0	8,996
Repurchase Agreements	0	9,341	0	9,341
Short-Term Notes	0	4,173	0	4,173
Argentina Treasury Bills	0	30,273	0	30,273
France Treasury Bills	0	505,170	0	505,170
Japan Treasury Bills	0	489,618	0	489,618
Netherlands Treasury Bills	0	47,587	0	47,587
U.S. Treasury Bills	0	1,011	0	1,011
	$0	$10,301,431	$35,421	$10,336,852

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$406,731	$0	$0	$406,731
Total Investments	$406,731	$10,301,431	$35,421	$10,743,583

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,606)	$0	$(3,606)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8,588	9,889	0	18,477
Over the counter	0	129,884	0	129,884
	$8,588	$139,773	$0	$148,361

56	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(6,412)	$(4,533)	$0	$(10,945)
Over the counter	0	(96,321)	0	(96,321)
	$(6,412)	$(100,854)	$0	$(107,266)
Total Financial Derivative Instruments	$2,176	$38,919	$0	$41,095
Totals	$408,907	$10,336,744	$35,421	$10,781,072

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	57

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

58	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2018

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	59

Notes to Financial Statements (Cont.)

paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

60	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2018

In August 2018, the FASB issued ASU 2018-13 which amends ASC 820 to modify the disclosure requirements on fair value measurements. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	61

Notes to Financial Statements (Cont.)

obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board

62	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2018

has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	63

Notes to Financial Statements (Cont.)

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

64	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2018

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	65

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$388,843	$4,977	$0	$0	$625	$394,445	$4,977	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$156,482	$1,811,921	$(1,956,300)	$200	$(17)	$12,286	$3,421	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount

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of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined

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Notes to Financial Statements (Cont.)

by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the

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Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and

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Notes to Financial Statements (Cont.)

delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income

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represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

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Notes to Financial Statements (Cont.)

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared

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Notes to Financial Statements (Cont.)

financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may

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Notes to Financial Statements (Cont.)

use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount

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of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Volatility Swap Agreements  are also known as forward volatility agreements and volatility swaps and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

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Notes to Financial Statements (Cont.)

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and

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related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	79

Notes to Financial Statements (Cont.)

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance

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of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	81

Notes to Financial Statements (Cont.)

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R
0.25%	0.25%	0.35%	0.45%(1)	0.25%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2019, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

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The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2018, the Distributor retained $3,453,163 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	83

Notes to Financial Statements (Cont.)

Under certain conditions, PIMCO may be reimbursed for amounts waived pursuant to the Expense Limitation Agreement in future periods, not to exceed thirty-six months after the waiver. At September 30, 2018, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2018, were as follows (amounts in thousands†):

Purchases	Sales
$92,709	$2,353

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or

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dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,742,924	$7,615,166	$1,817,349	$850,152

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	111,169	$1,196,513	155,754		$1,658,162
I-2	37,943	408,348	84,220		895,841
I-3	2,003	21,571	0		0
Administrative Class	1,575	16,951	3,714		39,520
Class D	0	0	32,830		349,059
Class A	20,831	224,229	111,673	(a)	1,199,504	(a)
Class C	858	9,238	1,007		10,709
Class R	1,134	12,210	1,754		18,680

Issued as reinvestment of distributions
Institutional Class	4,348	46,812	6,668		71,045
I-2	724	7,798	1,132		12,060
I-3	6	65	0		0
Administrative Class	80	862	127		1,349
Class D	0	0	1,074		11,426
Class A	843	9,080	448		4,779
Class C	21	222	25		262
Class R	29	314	40		426

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	85

Notes to Financial Statements (Cont.)

	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount

Cost of shares redeemed
Institutional Class	(52,475)	$(564,662)	(127,575)		$(1,356,888)
I-2	(21,448)	(230,850)	(56,857)		(605,196)
I-3	(273)	(2,934)	0		0
Administrative Class	(2,180)	(23,460)	(2,105)		(22,369)
Class D	0	0	(146,046	)(a)	(1,564,744	)(a)
Class A	(35,720)	(384,277)	(22,712)		(241,738)
Class C	(970)	(10,434)	(3,870)		(40,991)
Class R	(811)	(8,731)	(997)		(10,602)
Net increase (decrease) resulting from Fund share transactions	67,687	$728,865	40,304		$430,294

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 95,508 Class D shares in the amount of $1,027,591 converted into Class A shares of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

86	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2018

As of its last fiscal year ended March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term
$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$10,749,054	$448,558	$(347,428)	$101,130

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	87

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JP Morgan Chase Bank N.A.
BOA	Bank of America N.A.	MEI	Merrill Lynch International
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYI	Morgan Stanley & Co. International PLC
CBK	Citibank N.A.	NAB	National Australia Bank Ltd.
DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
FBF	Credit Suisse International	RBC	Royal Bank of Canada
FICC	Fixed Income Clearing Corporation	RYL	Royal Bank of Scotland Group PLC
GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
GRE	RBS Securities, Inc.	SOG	Societe Generale
GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.

Currency Abbreviations:
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PLN	Polish Zloty
CNH	Chinese Renminbi (Offshore)	RON	Romanian New Leu
CNY	Chinese Renminbi (Mainland)	RUB	Russian Ruble
COP	Colombian Peso	SEK	Swedish Krona
CZK	Czech Koruna	SGD	Singapore Dollar
DKK	Danish Krone	THB	Thai Baht
EUR	Euro	TRY	Turkish New Lira
GBP	British Pound	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand
INR	Indian Rupee

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR
CDX.EM	Credit Derivatives Index - Emerging Markets	US0001M	1 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	US0003M	3 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade

88	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

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Other Abbreviations:
ABS	Asset-Backed Security	KORIBOR	Korea Interbank Offered Rate
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
BBR	Bank Bill Rate	NCUA	National Credit Union Administration
BTP	Buoni del Tesoro Poliennali	OAT	Obligations Assimilables du Trésor
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
JIBAR	Johannesburg Interbank Agreed Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	89

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 20-21, 2018, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2019. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2019. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2019.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds,

90	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received information on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2018 meeting. The Independent Trustees also conducted several in-person meetings with counsel to the Trust and the Independent Trustees, including one on July 18, 2018, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements, the Board received comparative information on the performance and the fees and expenses of other peer group funds and share classes. The Board also requested and received supplemental information regarding, among other information: business strategy with regard to certain funds, fund performance, the expense structure of certain funds and competitive comparisons of the total expense ratios of certain funds and classes, and historical changes to advisory and supervisory and administrative fees and related information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2017, including, but not limited to upgrading the global network and infrastructure to support trading and risk management systems; enhancing and continuing to expand capabilities within the pre-trade compliance platform; enhancing flexible client reporting capabilities to support increased differentiation within local markets; developing new application and database frameworks to support new trading strategies; expanding proprietary applications suites to enrich capabilities across Compliance, Analytics, Risk Management, Client Reporting, Attribution and Customer Relationship management; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program and global business continuity functions; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; engaging a third party service provider to implement the SEC reporting modernization regime; expanding the Fund Treasurer’s Office; enhancing a proprietary application to provide portfolio managers with more timely and high quality income reporting; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; upgrading a proprietary application to allow shareholder subscription and redemption data to pass to portfolio managers more quickly and efficiently; and continuing to expand the pricing portal and the proprietary performance reconciliation tool. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund,

92	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 and other performance data, as available, over short- and long-term periods ended June 30, 2018 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 20-21, 2018 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	93

Approval of Investment Advisory Contract and Other Agreements (Cont.)

March 31, 2018. The Board also noted that, as of March 31, 2018, 75%, 71% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of June 30, 2018, 91%, 87% and 93% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net of fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes at scale. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average

94	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Broadridge. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Broadridge, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Strategic Bond Fund by 15 basis points and waive the Fund’s supervisory and administrative fee by five basis points for each share class of the Fund for an initial term from October 1, 2018 through July 31, 2021. The

96	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

Board considered that the purpose of the proposal is to reflect recent changes to the Fund’s strategy and realign its position.

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the PIMCO Strategic Bond Fund after the proposals to decrease its fees, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year under both the adjusted asset profitability method (formerly known as the “difficulty factor” method) and the profit and loss method, which were each utilized to calculate profitability. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to PIMCO’s relationship with the Funds were within the ranges of publicly traded fund companies reported by Broadridge and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics, senior management supervision, governance and oversight of those services, and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when

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(Unaudited)

managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

98	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4019SAR_093018

PIMCO Funds

Semiannual Report

September 30, 2018

PIMCO Investment Grade Credit Bond Fund

(a) Prior to July 30, 2018, the PIMCO Investment Grade Credit Bond Fund was named the PIMCO Investment Grade Corporate Bond Fund.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following this letter is the PIMCO Funds Semiannual Report which covers the six-month reporting period ended September 30, 2018. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the first quarter of 2018. During the second quarter of 2018 GDP growth rose to an annual pace of 4.2%, representing the strongest pace since the third quarter of 2014. The Commerce Department’s initial reading — released after the end of the reporting period — showed that third-quarter 2018 GDP grew at an annual pace of 3.5%.

The Federal Reserve (the “Fed”) continued to normalize monetary policy during the reporting period. In June 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. At its September 2018 meeting, the Fed again increased rates to a range between 2.00% and 2.25%. In addition to increasing the federal funds rate, the Fed continued to reduce its balance sheet during the reporting period.

Economic activity outside the U.S. initially accelerated during the reporting period, but moderated somewhat as the reporting period progressed. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. The Bank of England raised rates at its meeting in August 2018 and the Bank of Canada raised rates once during the reporting period. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, and that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period as short-term rates moved up more than their longer-term counterparts. In our view, the increase in rates at the short end of the yield curve was mostly due to Fed interest rate increases. The yield on the benchmark 10-year U.S. Treasury note was 3.05% at the end of the reporting period, up from 2.74% on March 31, 2018.

U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -0.49% during the reporting period. Meanwhile the Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned -0.14% during the reporting period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 3.46% during the reporting period, whereas emerging market external debt, as represented by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, returned -1.71% during the reporting period. Emerging market local bonds, as represented by the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.06% during the reporting period. The emerging market debt asset class was negatively impacted by signs of moderating growth in China, the strengthening

2	PIMCO INVESTMENT GRADE CREDIT BOND FUND

U.S. dollar and headline issues in countries such as Argentina and Turkey. Emerging market local currencies were hit especially hard, many of which significantly depreciated versus the U.S. dollar during the reporting period.

Global equities produced mixed results during the reporting period, while U.S. equities rallied sharply. We believe this rally was driven by a number of factors, including optimism surrounding the December 2017 tax reform bill and corporate profits that often exceeded expectations. All told, U.S. equities, as represented by the S&P 500 Index, returned 11.41% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned -8.97% during the reporting period, whereas global equities, as represented by the MSCI World Index, returned 6.80%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned 8.81% during the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned 5.37%.

Commodity prices fluctuated and generated mixed results during the reporting period. When the reporting period began crude oil was approximately $65 a barrel, but by the end of the reporting period crude oil was roughly $73 a barrel. This ascent was driven in part by planned and observed production cuts by the Organization of Petroleum Exporting Countries (OPEC) and the collapse in Venezuelan oil production. Elsewhere, gold and copper prices moved lower during the reporting period.

Finally, during the reporting period the foreign exchange markets experienced periods of volatility, due in part to signs of decoupling economic growth and central bank policies, along with a number of geopolitical events. The U.S. dollar strengthened against other major currencies during the reporting period. For example, the U.S. dollar returned 6.20%, 7.63% and 6.83% versus the euro, British pound and Japanese yen, respectively, during the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	3

Important Information About the PIMCO Investment Grade Credit Bond Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Investment Grade Credit Bond Fund (formerly PIMCO Investment Grade Corporate Bond Fund) (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s decision to leave the European Union may impact Fund returns. This decision may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table

4	PIMCO INVESTMENT GRADE CREDIT BOND FUND

reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2*	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Investment Grade Credit Bond Fund	04/28/00	04/28/00	04/30/08	04/27/18	09/30/02	07/30/04	07/30/04	Diversified

* Effective April 27, 2018, the name of Class P for all Funds of the Trust that offer such class was changed to I-2.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	5

Important Information About the PIMCO Investment Grade Credit Bond Fund (Cont.)

Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC has adopted a rule that, beginning in 2021, generally will allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO currently is evaluating how to make the electronic delivery option available to shareholders in the future.

The SEC adopted amendments to certain disclosure requirements relating to open-end investment companies’ liquidity risk management programs. As of December 1, 2019, large fund complexes will be required to include in their shareholder reports a discussion of their liquidity risk management programs’ operations over the past year.

6	PIMCO INVESTMENT GRADE CREDIT BOND FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2018	7

PIMCO Investment Grade Credit Bond Fund

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Credit Bond Fund Institutional Class	(0.40)%	(1.00)%	4.47%	7.85%	7.29%
PIMCO Investment Grade Credit Bond Fund I-2	(0.45)%	(1.10)%	4.36%	7.75%	7.18%
PIMCO Investment Grade Credit Bond Fund I-3	(0.46)%	(1.14)%	4.31%	7.69%	7.13%
PIMCO Investment Grade Credit Bond Fund Administrative Class	(0.52)%	(1.25)%	4.21%	7.58%	7.02%
PIMCO Investment Grade Credit Bond Fund Class A	(0.60)%	(1.39)%	4.05%	7.42%	6.86%
PIMCO Investment Grade Credit Bond Fund Class A (adjusted)	(4.32)%	(5.05)%	3.26%	7.01%	6.64%
PIMCO Investment Grade Credit Bond Fund Class C	(0.97)%	(2.13)%	3.28%	6.63%	6.07%
PIMCO Investment Grade Credit Bond Fund Class C (adjusted)	(1.94)%	(3.07)%	3.28%	6.63%	6.07%
Bloomberg Barclays U.S. Credit Index	0.01%	(1.10)%	3.40%	5.94%	5.72%
Lipper Corporate Debt Funds BBB-Rated Funds Average	(0.08)%	(1.29)%	3.21%	5.65%	5.44%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.59% for Institutional Class shares, 0.69% for I-2 shares, 0.79% for I-3 shares, 0.84% for Administrative Class shares, 0.99% for Class A shares and 1.74% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO INVESTMENT GRADE CREDIT BOND FUND

Institutional Class - PIGIX	I-2 - PBDPX	I-3 - PCNNX	Administrative Class - PGCAX
Class A - PBDAX	Class C - PBDCX

Allocation Breakdown as of 09/30/2018†§

Banking & Finance	35.7%
Industrials	25.0%
U.S. Treasury Obligations	16.8%
Utilities	7.6%
U.S. Government Agencies	5.1%
Loan Participations and Assignments	3.4%
Sovereign Issues	1.9%
Short-Term Instruments‡	1.9%
Asset-Backed Securities	1.6%
Other	1.0%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Investment Grade Credit Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

»	The following affected performance during the reporting period:

»	A curve flattening position contributed to performance, as the curve flattened.

»	Long exposure to IG CDX contributed to performance, as CDX spreads tightened.

»	A tactical allocation to non-agency mortgage-backed securities contributed to performance, as the sector outperformed the broader investment grade market.
»	Overweight exposure to brokerage contributed to performance, as the sector outperformed the broader investment grade market.

»	Overweight exposure to the Argentine peso detracted from performance, as the currency depreciated.

»	Overweight exposure to emerging market external debt, particularly Latin American, detracted from performance as the sector underperformed the broader investment grade market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	9

Expense Example PIMCO Investment Grade Credit Bond Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2018 to September 30, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$996.00	$3.28	$1,000.00	$1,021.64	$3.33	0.66%
I-2	1,000.00	995.50	3.78	1,000.00	1,021.14	3.83	0.76
I-3(a)	1,000.00	1,004.30	3.42	1,000.00	1,017.68	3.45	0.81
Administrative Class	1,000.00	994.80	4.53	1,000.00	1,020.39	4.58	0.91
Class A	1,000.00	994.00	5.27	1,000.00	1,019.65	5.34	1.06
Class C	1,000.00	990.30	8.98	1,000.00	1,015.91	9.10	1.81

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/27/18 for Actual expenses. Expenses paid in the Actual expenses section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 154/365 for the I-3 shares of the PIMCO Investment Grade Credit Bond Fund (to reflect the period since the inception date of 4/27/18). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

10	PIMCO INVESTMENT GRADE CREDIT BOND FUND

Benchmark Description

Index*	Benchmark Descriptions

Bloomberg Barclays U.S. Credit Index	Bloomberg Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Bloomberg Barclays Credit Investment Grade Index.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	11

Financial Highlights PIMCO Investment Grade Credit Bond Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2018 - 09/30/2018+	$10.29	$0.19	$(0.23)	$(0.04)	$(0.20)	$0.00	$0.00	$(0.20)
03/31/2018	10.36	0.37	0.03	0.40	(0.39)	(0.08)	0.00	(0.47)
03/31/2017	10.15	0.38	0.23	0.61	(0.40)	0.00	0.00	(0.40)
03/31/2016	10.78	0.39	(0.35)	0.04	(0.50)	(0.17)	0.00	(0.67)
03/31/2015	10.46	0.39	0.50	0.89	(0.41)	(0.16)	0.00	(0.57)
03/31/2014	11.14	0.38	(0.38)	0.00	(0.29)	(0.30)	(0.09)	(0.68)

I-2
04/01/2018 - 09/30/2018+	10.29	0.18	(0.23)	(0.05)	(0.19)	0.00	0.00	(0.19)
03/31/2018	10.36	0.36	0.03	0.39	(0.38)	(0.08)	0.00	(0.46)
03/31/2017	10.15	0.37	0.23	0.60	(0.39)	0.00	0.00	(0.39)
03/31/2016	10.78	0.38	(0.35)	0.03	(0.49)	(0.17)	0.00	(0.66)
03/31/2015	10.46	0.38	0.50	0.88	(0.40)	(0.16)	0.00	(0.56)
03/31/2014	11.14	0.37	(0.38)	(0.01)	(0.28)	(0.30)	(0.09)	(0.67)

I-3
04/27/2018 - 09/30/2018+	10.17	0.16	(0.12)	0.04	(0.16)	0.00	0.00	(0.16)

Administrative Class
04/01/2018 - 09/30/2018+	10.29	0.17	(0.22)	(0.05)	(0.19)	0.00	0.00	(0.19)
03/31/2018	10.36	0.34	0.04	0.38	(0.37)	(0.08)	0.00	(0.45)
03/31/2017	10.15	0.36	0.22	0.58	(0.37)	0.00	0.00	(0.37)
03/31/2016	10.78	0.36	(0.35)	0.01	(0.47)	(0.17)	0.00	(0.64)
03/31/2015	10.46	0.36	0.51	0.87	(0.39)	(0.16)	0.00	(0.55)
03/31/2014	11.14	0.35	(0.37)	(0.02)	(0.27)	(0.30)	(0.09)	(0.66)

Class A
04/01/2018 - 09/30/2018+	10.29	0.17	(0.23)	(0.06)	(0.18)	0.00	0.00	(0.18)
03/31/2018	10.36	0.32	0.04	0.36	(0.35)	(0.08)	0.00	(0.43)
03/31/2017	10.15	0.34	0.22	0.56	(0.35)	0.00	0.00	(0.35)
03/31/2016	10.78	0.35	(0.35)	0.00	(0.46)	(0.17)	0.00	(0.63)
03/31/2015	10.46	0.35	0.50	0.85	(0.37)	(0.16)	0.00	(0.53)
03/31/2014	11.14	0.33	(0.37)	(0.04)	(0.25)	(0.30)	(0.09)	(0.64)

12	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.05	(0.40)%	$7,399,644	0.66	%*	0.66	%*	0.50	%*	0.50	%*	3.73	%*	66%
10.29	3.88	7,360,972	0.59		0.59		0.50		0.50		3.48		84
10.36	6.03	6,332,729	0.51		0.51		0.50		0.50		3.64		133
10.15	0.52	4,152,882	0.53		0.53		0.50		0.50		3.78		87
10.78	8.75	4,015,131	0.51		0.51		0.50		0.50		3.62		86
10.46	0.15	2,744,578	0.50		0.50		0.50		0.50		3.52		88

10.05	(0.45)	3,187,242	0.76	*	0.76	*	0.60	*	0.60	*	3.64	*	66
10.29	3.78	2,748,140	0.69		0.69		0.60		0.60		3.39		84
10.36	5.92	1,509,819	0.61		0.61		0.60		0.60		3.58		133
10.15	0.42	1,157,268	0.63		0.63		0.60		0.60		3.70		87
10.78	8.64	491,896	0.61		0.61		0.60		0.60		3.52		86
10.46	0.05	283,484	0.61		0.61		0.60		0.60		3.42		88

10.05	0.43	69,346	0.81	*	0.86	*	0.65	*	0.70	*	3.80	*	66

10.05	(0.52)	130,671	0.91	*	0.91	*	0.75	*	0.75	*	3.45	*	66
10.29	3.62	217,578	0.84		0.84		0.75		0.75		3.23		84
10.36	5.76	177,286	0.76		0.76		0.75		0.75		3.48		133
10.15	0.27	333,505	0.78		0.78		0.75		0.75		3.54		87
10.78	8.48	174,403	0.76		0.76		0.75		0.75		3.38		86
10.46	(0.10)	139,977	0.76		0.76		0.75		0.75		3.27		88

10.05	(0.60)	1,453,911	1.06	*	1.06	*	0.90	*	0.90	*	3.33	*	66
10.29	3.47	1,768,405	0.99		0.99		0.90		0.90		3.09		84
10.36	5.60	1,004,734	0.91		0.91		0.90		0.90		3.28		133
10.15	0.12	950,098	0.93		0.93		0.90		0.90		3.38		87
10.78	8.32	995,694	0.91		0.91		0.90		0.90		3.23		86
10.46	(0.25)	1,094,356	0.91		0.91		0.90		0.90		3.12		88

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	13

Financial Highlights PIMCO Investment Grade Credit Bond Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C
04/01/2018 - 09/30/2018+	$10.29	$0.13	$(0.23)	$(0.10)	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2018	10.36	0.24	0.04	0.28	(0.27)	(0.08)	0.00	(0.35)
03/31/2017	10.15	0.26	0.23	0.49	(0.28)	0.00	0.00	(0.28)
03/31/2016	10.78	0.27	(0.35)	(0.08)	(0.38)	(0.17)	0.00	(0.55)
03/31/2015	10.46	0.27	0.50	0.77	(0.29)	(0.16)	0.00	(0.45)
03/31/2014	11.14	0.25	(0.37)	(0.12)	(0.17)	(0.30)	(0.09)	(0.56)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.05	(0.97)%	$461,981	1.81	%*	1.81	%*	1.65	%*	1.65	%*	2.58	%*	66%
10.29	2.70	535,919	1.74		1.74		1.65		1.65		2.33		84
10.36	4.82	582,565	1.66		1.66		1.65		1.65		2.52		133
10.15	(0.63)	535,409	1.68		1.68		1.65		1.65		2.63		87
10.78	7.51	563,939	1.66		1.66		1.65		1.65		2.48		86
10.46	(0.99)	607,225	1.66		1.66		1.65		1.65		2.37		88

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	15

Statement of Assets and Liabilities PIMCO Investment Grade Credit Bond Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$14,411,427
Exchange-traded or centrally cleared	226,338
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,849
Over the counter	47,860
Cash	175
Deposits with counterparty	15,873
Foreign currency, at value	27,123
Receivable for investments sold	38,097
Receivable for investments sold on a delayed-delivery basis	100
Receivable for TBA investments sold	858,429
Receivable for Fund shares sold	16,577
Interest and/or dividends receivable	131,324
Dividends receivable from Affiliates	350
Reimbursement receivable from PIMCO	2
Total Assets	15,775,524

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$18,907
Payable for sale-buyback transactions	1,300,984
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,076
Over the counter	51,878
Payable for investments purchased	36,889
Payable for investments in Affiliates purchased	350
Payable for TBA investments purchased	1,601,888
Payable for unfunded loan commitments	10,163
Deposits from counterparty	12,342
Payable for Fund shares redeemed	24,960
Distributions payable	5,478
Accrued investment advisory fees	2,346
Accrued supervisory and administrative fees	2,806
Accrued distribution fees	285
Accrued servicing fees	359
Other liabilities	18
Total Liabilities	3,072,729

Net Assets	$12,702,795

Net Assets Consist of:
Paid in capital	$13,024,690
Undistributed (overdistributed) net investment income	(22,074)
Accumulated undistributed net realized gain (loss)	(102,919)
Net unrealized appreciation (depreciation)	(196,902)

Net Assets	$12,702,795

Cost of investments in securities	$14,636,210
Cost of investments in Affiliates	$226,338
Cost of foreign currency held	$27,562
Cost or premiums of financial derivative instruments, net	$14,675

* Includes repurchase agreements of:	$7,286

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

September 30, 2018 (Unaudited)

Net Assets:
Institutional Class	$7,399,644
I-2	3,187,242
I-3	69,346
Administrative Class	130,671
Class A	1,453,911
Class C	461,981
Shares Issued and Outstanding:
Institutional Class	736,632
I-2	317,287
I-3	6,903
Administrative Class	13,008
Class A	144,736
Class C	45,990
Net Asset Value Per Share Outstanding:
Institutional Class	$10.05
I-2	10.05
I-3	10.05
Administrative Class	10.05
Class A	10.05
Class C	10.05

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	17

Statement of Operations PIMCO Investment Grade Credit Bond Fund

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$269,407
Dividends	2,856
Dividends from Investments in Affiliates	610
Total Income	272,873

Expenses:
Investment advisory fees	15,537
Supervisory and administrative fees	18,607
Distribution and/or servicing fees - Administrative Class	210
Distribution fees - Class C	1,865
Servicing fees - Class A	1,999
Servicing fees - Class C	622
Trustee fees	19
Interest expense	9,778
Miscellaneous expense	2
Total Expenses	48,639
Waiver and/or Reimbursement by PIMCO	(5)
Net Expenses	48,634

Net Investment Income (Loss)	224,239

Net Realized Gain (Loss):
Investments in securities	(111,536)
Investments in Affiliates	(24)
Exchange-traded or centrally cleared financial derivative instruments	(15,421)
Over the counter financial derivative instruments	29,276
Short sales	92
Foreign currency	829

Net Realized Gain (Loss)	(96,784)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(169,844)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(9,514)
Over the counter financial derivative instruments	(7,441)
Foreign currency assets and liabilities	(4,168)

Net Change in Unrealized Appreciation (Depreciation)	(190,968)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(63,513)

* Foreign tax withholdings	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Investment Grade Credit Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$224,239	$382,091
Net realized gain (loss)	(96,784)	107,275
Net change in unrealized appreciation (depreciation)	(190,968)	(107,347)

Net Increase (Decrease) in Net Assets Resulting from Operations	(63,513)	382,019

Distributions to Shareholders:
From net investment income
Institutional Class	(141,548)	(246,288)
I-2	(56,809)	(84,380)
I-3	(379)	0
Administrative Class	(3,051)	(6,996)
Class D	0	(23,602	)(a)
Class A	(28,202)	(35,839)
Class C	(6,917)	(14,549)
From net realized capital gains
Institutional Class	0	(52,204)
I-2	0	(20,267)
I-3	0	0
Administrative Class	0	(1,640)
Class D	0	(5,775	)(a)
Class A	0	(8,330)
Class C	0	(4,329)

Total Distributions(b)	(236,906)	(504,199)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	372,200	2,486,213

Total Increase (Decrease) in Net Assets	71,781	2,364,033

Net Assets:
Beginning of period	12,631,014	10,266,981
End of period*	$12,702,795	$12,631,014

*Including undistributed (overdistributed) net investment income of:	$(22,074)	$(9,407)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares converted into Class A Shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	19

Schedule of Investments PIMCO Investment Grade Credit Bond Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.9%
AECOM Technology Corp.
3.992% (LIBOR03M + 1.750%) due 02/22/2025 ~	$3,373	$3,388
Alphabet Holding Co., Inc.
5.742% (LIBOR03M + 3.500%) due 09/26/2024 ~	1,584	1,534
Altra Industrial Motion
TBD% due 09/05/2025	4,000	4,015
Ancestry.com Operations, Inc.
5.500% (LIBOR03M + 3.250%) due 10/19/2023 ~	9,005	9,043
Avolon Holdings Ltd.
4.165% (LIBOR03M + 2.000%) due 01/15/2025 ~	22,098	22,195
AWAS Aviation Capital Ltd.
4.636% (LIBOR03M + 2.250%) due 05/31/2019 «~	10,759	10,761
4.870% due 10/03/2021 «(j)	12,969	13,006
Caesars Entertainment Operating Co.
4.242% (LIBOR03M + 2.000%) due 10/06/2024 ~	993	993
Caesars Resort Collection LLC
4.992% (LIBOR03M + 2.750%) due 12/22/2024 ~	16,178	16,283
California Resources Corp.
6.962% (LIBOR03M + 4.750%) due 12/31/2022 «~	3,900	3,983
Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042	8,641	8,530
CenturyLink, Inc.
4.992% (LIBOR03M + 2.750%) due 01/31/2025 ~	317	315
Charter Communications Operating LLC
4.250% (LIBOR03M + 2.000%) due 04/30/2025 ~	8,163	8,184
Community Health Systems, Inc.
5.563% (LIBOR03M + 3.250%) due 01/27/2021 ~	7,241	7,150
CPG International, Inc.
6.251% (LIBOR03M + 3.750%) due 05/03/2024 ~	10,129	10,207
Crown Americas LLC
4.163% (LIBOR03M + 2.000%) due 04/03/2025 ~	399	402
CSC Holdings LLC
4.658% (LIBOR03M + 2.500%) due 01/25/2026 ~	6,185	6,198
Delos Finance SARL
4.136% (LIBOR03M + 1.750%) due 10/06/2023 ~	43,500	43,725

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Delta Air Lines, Inc.
4.286% (LIBOR03M + 1.900%) due 09/30/2019 ~(j)	$13,584	$13,590
Diamond Resorts International
5.968% - 5.992% (LIBOR03M + 3.750%) due 09/02/2023 ~	5,844	5,720
DJO Finance LLC
5.492% - 5.587% (LIBOR03M + 3.250%) due 06/08/2020 ~	980	981
FrontDoor, Inc.
4.750% (LIBOR03M + 2.500%) due 08/14/2025 ~	5,200	5,245
Gardner Denver, Inc.
4.992% (LIBOR03M + 2.750%) due 07/30/2024 ~	1,199	1,207
HCA, Inc.
3.992% (LIBOR03M + 1.750%) due 03/18/2023 ~	1,348	1,360
Las Vegas Sands LLC
3.992% (LIBOR03M + 1.750%) due 03/27/2025 ~	127,564	127,607
Level 3 Financing, Inc.
4.432% (LIBOR03M + 2.250%) due 02/22/2024 ~	14,034	14,083
Lightstone Generation LLC
5.992% (LIBOR03M + 3.750%) due 01/30/2024 ~	19,416	19,317
Marriott Ownership Resorts, Inc.
4.492% (LIBOR03M + 2.250%) due 08/29/2025 ~	5,200	5,253
Meredith Corp.
5.242% (LIBOR03M + 3.000%) due 01/31/2025 ~	1,152	1,161
Norwegian Air Shuttle
4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(j)	12,184	11,656
5.860% - 6.110% (LIBOR03M + 4.500%) due 06/24/2021 «~(j)	6,540	6,539
Rise Ltd.
4.750% due 02/15/2039 «~(j)	5,526	5,430
RPI Finance Trust
4.386% (LIBOR03M + 2.000%) due 03/27/2023 ~	14,307	14,377
Sequa Mezzanine Holdings LLC
7.186% (LIBOR03M + 5.000%) due 11/28/2021 ~	6,320	6,223
SS&C Technologies, Inc.
TBD% due 04/16/2025	4,700	4,707
TBD% (LIBOR03M + 2.250%) due 04/16/2025 ~	9,076	9,094

20	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stars Group Holdings BV
5.886% (LIBOR03M + 3.500%) due 07/10/2025 ~	$5,985	$6,044
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	25,300	24,541
TEX Operations Co. LLC
4.242% (LIBOR03M + 2.000%) due 08/04/2023 ~	7,206	7,227
Toyota Motor Credit Corp.
2.966% (LIBOR03M + 0.580%) due 09/28/2020 «~	23,100	23,018
Verscend Holding Corp.
6.742% (LIBOR03M + 4.500%) due 08/27/2025 ~	7,500	7,542
Vistra Operations Co. LLC
4.492% (LIBOR03M + 2.250%) due 12/14/2023 ~	983	986
Western Digital Corp.
3.742% (LIBOR03M + 1.500%) due 02/27/2023 ~	1,580	1,586
Westmoreland Coal Co.
TBD% due 12/16/2020 ^(c)	394	109
4.077% - 10.562% (LIBOR03M + 8.250%) due 05/21/2019 ~¤	1,312	1,338
Wyndham Hotels & Resorts, Inc.
3.992% (LIBOR03M + 1.750%) due 05/30/2025 ~	5,900	5,925

Total Loan Participations and Assignments (Cost $501,795)		501,778

CORPORATE BONDS & NOTES 78.7%

BANKING & FINANCE 41.1%
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	5,600	5,602
AerCap Ireland Capital DAC
3.300% due 01/23/2023	3,500	3,375
3.500% due 01/15/2025	7,600	7,169
3.750% due 05/15/2019	1,335	1,340
4.125% due 07/03/2023	15,200	15,101
4.250% due 07/01/2020	2,500	2,526
4.625% due 10/30/2020	6,700	6,831
AIA Group Ltd.
2.858% (US0003M + 0.520%) due 09/20/2021 ~	2,300	2,305
Air Lease Corp.
3.625% due 04/01/2027	8,741	8,082

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Aircastle Ltd.
4.400% due 09/25/2023	$18,000	$18,018
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025	4,300	4,116
3.900% due 06/15/2023	5,000	5,023
3.950% due 01/15/2028	600	577
4.300% due 01/15/2026	12,535	12,440
Alleghany Corp.
5.625% due 09/15/2020	1,000	1,043
Ally Financial, Inc.
8.000% due 11/01/2031	12,900	15,689
Alpha Star Holding Ltd.
4.970% due 04/09/2019	10,300	10,302
Ambac LSNI LLC
7.396% due 02/12/2023 •	12,552	12,725
American Financial Group, Inc.
3.500% due 08/15/2026	27,350	25,492
American Homes 4 Rent LP
4.250% due 02/15/2028	13,667	13,092
American International Group, Inc.
4.375% due 01/15/2055	3,800	3,346
5.750% due 04/01/2048 •	2,100	2,045
6.250% due 05/01/2036	1,200	1,380
American Tower Corp.
2.800% due 06/01/2020	1,725	1,709
3.375% due 10/15/2026	600	559
3.550% due 07/15/2027	4,300	4,023
4.000% due 06/01/2025	19,400	19,090
4.400% due 02/15/2026	481	482
5.050% due 09/01/2020	400	413
Ardonagh Midco PLC
8.625% due 07/15/2023 (l)	13,100	13,002
Assurant, Inc.
3.624% (US0003M + 1.250%) due 03/26/2021 ~	7,500	7,515
4.200% due 09/27/2023	2,000	1,991
Athene Global Funding
3.566% (US0003M + 1.230%) due 07/01/2022 ~	23,800	24,244
4.000% due 01/25/2022	7,200	7,218
AvalonBay Communities, Inc.
3.350% due 05/15/2027	6,200	5,951
Aviation Capital Group LLC
3.500% due 11/01/2027	13,054	11,932
6.750% due 04/06/2021	700	749
7.125% due 10/15/2020	10,350	11,047
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	15,400	14,919
Axis Bank Ltd.
3.250% due 05/21/2020	15,900	15,696

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	21

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AXIS Specialty Finance PLC
4.000% due 12/06/2027		$17,200	$16,292
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	8,600	10,405
7.000% due 02/19/2019 •(h)(i)		6,000	7,107
Banco BTG Pactual S.A.
5.500% due 01/31/2023		$22,283	21,081
Banco do Brasil S.A.
6.000% due 01/22/2020		6,400	6,576
6.250% due 04/15/2024 •(h)(i)		4,900	3,761
9.000% due 06/18/2024 •(h)(i)		3,130	3,072
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		4,800	4,812
Banco General S.A.
4.125% due 08/07/2027		3,900	3,695
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027		9,600	9,048
Banco Santander S.A.
3.125% due 02/23/2023		600	570
3.457% (US0003M + 1.120%) due 04/12/2023 ~		4,400	4,411
3.848% due 04/12/2023		3,400	3,325
4.379% due 04/12/2028		3,000	2,842
6.250% due 09/11/2021 •(h)(i)	EUR	17,100	20,696
Banistmo S.A.
3.650% due 09/19/2022		$16,000	15,320
Bank of America Corp.
2.816% due 07/21/2023 •		13,200	12,760
3.300% due 01/11/2023		1,125	1,109
3.342% (US0003M + 1.000%) due 04/24/2023 ~		17,700	17,945
3.419% due 12/20/2028 •		36,745	34,506
3.705% due 04/24/2028 •		800	770
3.970% due 03/05/2029 •		51,400	50,199
4.000% due 04/01/2024		8,539	8,619
4.100% due 07/24/2023		2,579	2,627
4.382% due 10/21/2025 ~	MXN	50,000	3,420
5.875% due 03/15/2028 •(h)		$71,500	70,964
Bank of America N.A.
6.000% due 10/15/2036		4,600	5,471
Bank of Ireland
7.375% due 06/18/2020 •(h)(i)	EUR	600	755
Bank of New York Mellon Corp.
3.000% due 02/24/2025		$7,000	6,708
3.250% due 05/16/2027		2,000	1,924
3.450% due 08/11/2023		3,400	3,385
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019		9,600	9,547

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$39,011	$42,361
14.000% due 06/15/2019 •(h)	GBP	400	564
Barclays PLC
2.375% due 10/06/2023 •		1,100	1,404
3.200% due 08/10/2021		$3,200	3,144
3.250% due 02/12/2027	GBP	3,000	3,800
3.650% due 03/16/2025		$1,000	941
3.695% (US0003M + 1.380%) due 05/16/2024 ~		21,200	21,105
3.956% (US0003M + 1.625%) due 01/10/2023 ~		6,700	6,813
4.338% due 05/16/2024 •		2,200	2,175
4.375% due 01/12/2026		30,065	29,223
4.451% (US0003M + 2.110%) due 08/10/2021 ~		1,900	1,971
6.500% due 09/15/2019 •(h)(i)	EUR	4,200	5,035
7.250% due 03/15/2023 •(h)(i)	GBP	7,565	10,211
7.750% due 09/15/2023 •(h)(i)		$1,500	1,508
7.875% due 09/15/2022 •(h)(i)	GBP	200	276
BBVA Bancomer S.A.
5.125% due 01/18/2033 •(i)		$20,600	18,823
BGC Partners, Inc.
5.125% due 05/27/2021		21,000	21,537
5.375% due 12/09/2019		13,550	13,768
Blackstone CQP Holdco LP
6.000% due 08/18/2021		11,100	11,154
6.500% due 03/20/2021		60,932	61,415
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045		2,300	2,138
5.000% due 06/15/2044		3,900	3,936
BNP Paribas S.A.
3.500% due 03/01/2023		18,400	17,962
4.400% due 08/14/2028		14,100	13,857
7.000% due 08/16/2028 •(h)(i)		6,000	6,056
7.375% due 08/19/2025 •(h)(i)		1,200	1,263
BOC Aviation Ltd.
3.000% due 03/30/2020		400	396
3.399% (US0003M + 1.050%) due 05/02/2021 ~		14,400	14,512
BPCE S.A.
3.574% (US0003M + 1.240%) due 09/12/2023 ~		4,300	4,304
4.000% due 09/12/2023		11,350	11,209
4.000% due 04/15/2024		1,000	1,006
4.500% due 03/15/2025		10,700	10,476
4.625% due 09/12/2028		5,150	5,090

22	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$8,800	$7,825
Brighthouse Holdings LLC
6.500% due 07/27/2037 Ø(h)		8,000	7,680
Brixmor Operating Partnership LP
3.250% due 09/15/2023		5,200	4,989
3.363% (US0003M + 1.050%) due 02/01/2022 ~		5,000	5,003
3.650% due 06/15/2024		2,200	2,122
3.850% due 02/01/2025		5,475	5,281
4.125% due 06/15/2026		3,900	3,785
Brookfield Finance LLC
4.000% due 04/01/2024		17,000	16,950
CaixaBank S.A.
5.250% due 03/23/2026 •(h)(i)	EUR	4,600	4,975
Camden Property Trust
3.500% due 09/15/2024		$800	780
Cantor Fitzgerald LP
6.500% due 06/17/2022		450	477
7.875% due 10/15/2019		26,675	27,707
CBL & Associates LP
4.600% due 10/15/2024		600	488
5.250% due 12/01/2023		1,900	1,624
5.950% due 12/15/2026		22,550	18,773
Charles Schwab Corp.
5.000% due 12/01/2027 •(h)		11,000	10,643
China Evergrande Group
6.250% due 06/28/2021		600	583
7.500% due 06/28/2023		7,400	6,819
China Merchants Finance Co. Ltd.
3.500% due 08/03/2020		2,000	1,983
Chubb INA Holdings, Inc.
3.350% due 05/03/2026		7,000	6,808
CIT Group, Inc.
5.000% due 08/15/2022		3,518	3,604
5.375% due 05/15/2020		100	103
Citigroup, Inc.
2.900% due 12/08/2021		15,700	15,381
3.121% (US0003M + 0.790%) due 01/10/2020 ~		36,100	36,357
3.200% due 10/21/2026		25,200	23,548
3.247% (US0003M + 0.930%) due 06/07/2019 ~		27,300	27,448
3.295% (US0003M + 0.960%) due 04/25/2022 ~		2,000	2,021
3.344% (US0003M + 1.023%) due 06/01/2024 ~		23,500	23,631
3.400% due 05/01/2026		2,200	2,091
3.539% (US0003M + 1.190%) due 08/02/2021 ~		15,100	15,399
3.700% due 01/12/2026		17,100	16,610
4.075% due 04/23/2029 •		31,300	30,737

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.300% due 05/15/2024 •(h)		$12,200	$12,475
8.125% due 07/15/2039		2,786	4,028
CME Group, Inc.
3.000% due 03/15/2025		3,300	3,182
5.300% due 09/15/2043		6,400	7,377
CoBank ACB
6.250% due 10/01/2026 •(h)		9,300	9,905
Cooperatieve Rabobank UA
3.234% (US0003M + 0.860%) due 09/26/2023 ~		2,900	2,906
3.875% due 09/26/2023		11,700	11,672
4.625% due 05/23/2029	GBP	9,600	13,706
5.500% due 06/29/2020 •(h)(i)	EUR	10,839	13,277
6.625% due 06/29/2021 •(h)(i)		15,000	19,375
6.875% due 03/19/2020 (i)		15,300	19,461
Corestate Capital Holding S.A.
3.500% due 04/15/2023		1,100	1,257
Corporate Office Properties LP
5.000% due 07/01/2025		$13,800	14,043
Country Garden Holdings Co. Ltd.
7.250% due 04/04/2021		9,800	9,878
7.500% due 03/09/2020 (l)		8,400	8,568
7.500% due 03/09/2020		6,200	6,324
Countrywide Capital
8.050% due 06/15/2027		12,000	14,784
Credit Agricole S.A.
3.362% (US0003M + 1.020%) due 04/24/2023 ~		1,100	1,103
3.750% due 04/24/2023		2,400	2,356
7.500% due 06/23/2026 •(h)(i)	GBP	300	432
Credit Suisse AG
6.500% due 08/08/2023 (i)		$38,355	41,044
Credit Suisse Group AG
3.574% due 01/09/2023		18,300	17,948
3.574% (US0003M + 1.240%) due 06/12/2024 ~		16,600	16,705
3.869% due 01/12/2029 •		21,800	20,548
4.207% due 06/12/2024 •		31,550	31,467
7.500% due 07/17/2023 •(h)(i)		12,400	12,788
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		1,750	1,737
3.750% due 03/26/2025		1,000	965
3.800% due 09/15/2022		19,550	19,458
3.800% due 06/09/2023		15,800	15,632
4.623% (US0003M + 2.290%) due 04/16/2021 ~		14,400	15,029
Crown Castle International Corp.
2.250% due 09/01/2021		6,555	6,300
3.200% due 09/01/2024		11,200	10,666
3.400% due 02/15/2021		600	599

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	23

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 03/01/2027		$3,100	$3,007
4.450% due 02/15/2026		6,800	6,843
5.250% due 01/15/2023		7,883	8,269
DBS Group Holdings Ltd.
2.817% (US0003M + 0.490%) due 06/08/2020 ~		3,200	3,207
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(h)		7,000	7,149
Deutsche Bank AG
2.700% due 07/13/2020		4,779	4,683
2.850% due 05/10/2019		1,300	1,297
3.150% due 01/22/2021		2,600	2,542
3.300% due 11/16/2022		9,015	8,581
3.307% (US0003M + 0.970%) due 07/13/2020 ~		36,700	36,568
3.505% (US0003M + 1.190%) due 11/16/2022 ~		10,300	10,107
3.950% due 02/27/2023		3,800	3,693
4.250% due 10/14/2021		43,800	43,629
4.875% due 12/01/2032 •(i)		9,000	8,008
Digital Realty Trust LP
3.400% due 10/01/2020		9,100	9,113
Discover Financial Services
4.100% due 02/09/2027		6,450	6,172
5.200% due 04/27/2022		8,598	8,906
Doctors Co.
6.500% due 10/15/2023		12,300	13,166
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,409	3,464
E*TRADE Financial Corp.
4.500% due 06/20/2028		5,645	5,657
5.300% due 03/15/2023 •(h)		6,300	6,243
5.875% due 09/15/2026 •(h)		9,700	9,943
Eaton Vance Corp.
3.500% due 04/06/2027		1,200	1,152
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	8,734	9,583
EPR Properties
4.500% due 04/01/2025		$7,200	7,127
4.500% due 06/01/2027		2,100	2,010
4.750% due 12/15/2026		8,000	7,851
4.950% due 04/15/2028		5,500	5,412
ERP Operating LP
2.375% due 07/01/2019		5,200	5,180
3.250% due 08/01/2027		2,700	2,564
4.500% due 06/01/2045		400	402
Essex Portfolio LP
3.375% due 04/15/2026		11,400	10,812
3.500% due 04/01/2025		1,875	1,814
3.625% due 08/15/2022		300	298
3.875% due 05/01/2024		3,900	3,882

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	$19,175
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$22,440	23,850
First American Financial Corp.
4.300% due 02/01/2023		9,400	9,320
4.600% due 11/15/2024		5,115	5,116
First Gulf Bank PJSC
3.250% due 01/14/2019		4,700	4,708
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		16,300	16,994
Ford Motor Credit Co. LLC
2.459% due 03/27/2020		800	787
2.779% (US0003M + 0.430%) due 11/02/2020 ~		3,400	3,372
3.157% due 08/04/2020		2,300	2,279
3.168% due 08/12/2019 •		500	501
3.200% due 01/15/2021		300	296
3.296% (US0003M + 0.930%) due 09/24/2020 ~		21,500	21,531
3.428% (US0003M + 1.080%) due 08/03/2022 ~		19,400	19,208
3.470% due 04/05/2021		1,800	1,779
5.750% due 02/01/2021		9,700	10,089
5.875% due 08/02/2021		5,900	6,174
8.125% due 01/15/2020		7,374	7,793
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		5,200	5,350
Freedom Mortgage Corp.
8.125% due 11/15/2024		11,880	11,583
8.250% due 04/15/2025		8,400	8,190
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		4,000	3,909
4.418% due 11/15/2035		49,626	46,595
General Motors Financial Co., Inc.
3.200% due 07/13/2020		15,700	15,660
Global Bank Corp.
4.500% due 10/20/2021		2,500	2,484
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •		10,500	10,150
3.342% (US0003M + 1.000%) due 07/24/2023 ~		19,900	20,122
3.366% (US0003M + 1.050%) due 06/05/2023 ~		23,000	23,287
3.484% (US0003M + 1.170%) due 11/15/2021 ~		29,500	29,846
3.500% due 01/23/2025		21,000	20,350
3.750% due 05/22/2025		23,115	22,663
4.081% (US0003M + 1.770%) due 02/25/2021 ~		21,700	22,401
4.223% due 05/01/2029 •		64,100	63,257
5.750% due 01/24/2022		18,951	20,168

24	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		$4,100	$3,941
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		11,400	10,670
Greystar Student Housing Growth & Income OP LP
4.600% due 12/01/2024		6,200	6,627
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		11,920	12,040
Grupo Aval Ltd.
4.750% due 09/26/2022		3,331	3,302
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022		2,100	1,998
Hartford Financial Services Group, Inc.
5.125% due 04/15/2022		1,200	1,259
High Street Funding Trust
4.111% due 02/15/2028		3,500	3,422
Highwoods Realty LP
3.875% due 03/01/2027		1,100	1,057
Hospitality Properties Trust
4.375% due 02/15/2030		4,600	4,224
4.500% due 06/15/2023		1,200	1,206
5.000% due 08/15/2022		3,500	3,588
Host Hotels & Resorts LP
3.875% due 04/01/2024		5,600	5,474
4.000% due 06/15/2025		6,050	5,872
6.000% due 10/01/2021		6,100	6,431
HSBC Bank PLC
4.125% due 08/12/2020		19,878	20,193
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~		19,000	19,041
2.950% due 05/25/2021		1,500	1,480
3.600% due 05/25/2023		8,000	7,924
3.714% (US0003M + 1.380%) due 09/12/2026 ~		4,400	4,404
3.950% due 05/18/2024 •		5,500	5,466
4.292% due 09/12/2026 •		4,500	4,454
4.300% due 03/08/2026		33,700	33,567
4.567% (US0003M + 2.240%) due 03/08/2021 ~		8,300	8,660
5.250% due 09/16/2022 •(h)(i)	EUR	3,900	4,789
5.875% due 09/28/2026 •(h)(i)	GBP	21,000	27,577
6.000% due 09/29/2023 •(h)(i)	EUR	19,835	25,592
6.250% due 03/23/2023 •(h)(i)		$32,000	31,920
HSBC USA, Inc.
2.250% due 06/23/2019		4,700	4,685
2.350% due 03/05/2020		2,950	2,918

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ICICI Bank Ltd.
3.500% due 03/18/2020	$9,900	$9,834
5.750% due 11/16/2020	2,000	2,067
Indika Energy Capital Pte. Ltd.
6.875% due 04/10/2022 (l)	3,100	3,115
Industrial & Commercial Bank of China Ltd.
3.093% (US0003M + 0.750%) due 11/08/2020 ~	4,400	4,397
ING Bank NV
1.650% due 08/15/2019	2,300	2,275
ING Groep NV
3.398% (US0003M + 1.000%) due 10/02/2023 ~(a)	11,300	11,305
4.100% due 10/02/2023 (a)	4,500	4,501
Intercontinental Exchange, Inc.
3.750% due 12/01/2025	1,600	1,600
Intercorp Financial Services, Inc.
4.125% due 10/19/2027	5,500	5,042
International Lease Finance Corp.
6.250% due 05/15/2019	4,600	4,690
8.250% due 12/15/2020	10,600	11,589
8.625% due 01/15/2022	14,500	16,489
Intesa Sanpaolo SpA
3.375% due 01/12/2023	5,300	4,910
3.875% due 01/15/2019	1,300	1,301
5.017% due 06/26/2024	6,890	6,223
5.710% due 01/15/2026	10,000	9,132
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021	2,000	2,015
Itau Unibanco Holding S.A.
6.125% due 12/12/2022 •(h)(i)	18,800	17,484
Jackson National Life Global Funding
2.500% due 06/27/2022	7,300	7,029
Jefferies Finance LLC
6.875% due 04/15/2022	750	758
7.250% due 08/15/2024	2,300	2,243
7.375% due 04/01/2020	28,775	29,386
7.500% due 04/15/2021	800	822
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~	22,700	22,759
3.220% due 03/01/2025 •	14,300	13,863
3.235% (US0003M + 0.900%) due 04/25/2023 ~	39,000	39,384
3.300% due 04/01/2026	14,203	13,625
3.509% due 01/23/2029 •	12,900	12,226
3.540% due 05/01/2028 •	10,200	9,737
3.900% due 07/15/2025	7,150	7,151
4.005% due 04/23/2029 •	64,900	63,841
4.203% due 07/23/2029 •	44,400	44,235
5.809% (US0003M + 3.470%) due 10/30/2018 ~(h)	32,723	32,903
6.100% due 10/01/2024 •(h)	8,900	9,223

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	25

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		$250	$249
KBC Group NV
4.250% due 10/24/2025 •(h)(i)(l)	EUR	8,800	9,452
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		$2,500	2,475
Kilroy Realty LP
3.800% due 01/15/2023		4,800	4,763
4.375% due 10/01/2025		4,600	4,593
Kimco Realty Corp.
3.300% due 02/01/2025		3,000	2,849
KSA Sukuk Ltd.
2.894% due 04/20/2022		13,800	13,469
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,390
4.500% due 09/19/2028		3,500	3,446
LeasePlan Corp. NV
2.875% due 01/22/2019		2,730	2,728
Legg Mason, Inc.
2.700% due 07/15/2019		6,300	6,294
Life Storage LP
3.875% due 12/15/2027		1,200	1,131
Lifestorage LP
3.500% due 07/01/2026		4,300	3,994
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,300	2,769
Lloyds Bank PLC
3.300% due 05/07/2021		$38,050	37,912
7.500% due 04/02/2032 Ø		18,200	14,098
Lloyds Banking Group PLC
3.000% due 01/11/2022		3,800	3,702
3.153% (US0003M + 0.800%) due 06/21/2021 ~		1,100	1,104
3.574% due 11/07/2028 •		7,500	6,880
4.050% due 08/16/2023		12,400	12,319
4.375% due 03/22/2028		3,400	3,321
6.375% due 06/27/2020 •(h)(i)	EUR	900	1,107
7.000% due 06/27/2019 •(h)(i)	GBP	7,200	9,552
7.625% due 06/27/2023 •(h)(i)		7,848	11,089
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$28,970	29,347
Manulife Financial Corp.
4.150% due 03/04/2026		550	555
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,287
3.500% due 03/10/2025		10,750	10,464
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		5,400	5,447

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mercury General Corp.
4.400% due 03/15/2027	$800	$771
MetLife Capital Trust
7.875% due 12/15/2067	2,000	2,460
MetLife, Inc.
5.875% due 03/15/2028 •(h)	4,600	4,715
10.750% due 08/01/2069	4,000	6,150
MGIC Investment Corp.
5.750% due 08/15/2023	10,000	10,500
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028	800	736
Mid-America Apartments LP
3.600% due 06/01/2027	300	286
3.750% due 06/15/2024	1,650	1,619
4.200% due 06/15/2028	5,900	5,871
4.300% due 10/15/2023	25,435	25,750
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/2022	4,000	3,916
3.195% (US0003M + 0.860%) due 07/26/2023 ~	13,500	13,545
3.394% (US0003M + 1.060%) due 09/13/2021 ~	51,200	52,039
3.455% due 03/02/2023	14,100	13,923
4.201% (US0003M + 1.880%) due 03/01/2021 ~	11,515	11,894
Mizuho Bank Ltd.
2.150% due 10/20/2018	2,000	1,999
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	8,000	7,806
3.211% (US0003M + 0.880%) due 09/11/2022 ~	21,000	21,153
3.474% (US0003M + 1.140%) due 09/13/2021 ~	5,200	5,288
Morgan Stanley
2.750% due 05/19/2022	20,000	19,409
2.891% (US0003M + 0.550%) due 02/10/2021 ~	800	803
3.119% (US0003M + 0.800%) due 02/14/2020 ~	1,100	1,103
3.277% (US0003M + 0.930%) due 07/22/2022 ~	13,300	13,420
3.528% (US0003M + 1.180%) due 01/20/2022 ~	15,000	15,215
3.563% (US0003M + 1.220%) due 05/08/2024 ~	11,900	12,101
3.591% due 07/22/2028 •	13,300	12,626
3.737% due 04/24/2024 •	16,800	16,698
3.875% due 01/27/2026	15,000	14,751
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	7,000	6,652
MUFG Bank Ltd.
2.300% due 03/05/2020	19,600	19,329
2.850% due 09/08/2021	13,950	13,650

26	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Multibank, Inc.
4.375% due 11/09/2022		$2,400	$2,382
Nasdaq, Inc.
2.756% (US0003M + 0.390%) due 03/22/2019 ~		4,400	4,405
3.850% due 06/30/2026		10,000	9,659
4.250% due 06/01/2024		9,100	9,189
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		5,000	5,012
Nationstar Mortgage Holdings, Inc.
8.125% due 07/15/2023		4,800	5,039
Nationwide Building Society
4.302% due 03/08/2029 •		4,500	4,311
10.250% ~(h)	GBP	156	30,527
Navient Corp.
4.875% due 06/17/2019		$300	302
5.875% due 03/25/2021		3,400	3,492
6.500% due 06/15/2022		10,555	10,977
6.625% due 07/26/2021		800	836
7.250% due 01/25/2022		600	635
8.000% due 03/25/2020		1,800	1,907
Neuberger Berman Group LLC
4.500% due 03/15/2027		7,800	7,760
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019		3,700	3,648
2.350% due 03/04/2019		1,800	1,797
2.776% (US0003M + 0.390%) due 09/28/2020 ~		3,400	3,398
3.227% (US0003M + 0.890%) due 01/13/2022 ~		3,200	3,235
NTT Finance Corp.
1.900% due 07/21/2021		3,650	3,501
Nuveen Finance LLC
4.125% due 11/01/2024		1,000	990
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		8,075	8,015
4.500% due 01/15/2025		2,200	2,160
4.750% due 01/15/2028 (l)		900	875
4.950% due 04/01/2024		1,200	1,218
5.250% due 01/15/2026		7,300	7,399
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		6,800	6,931
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		2,000	1,962
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		900	918
Physicians Realty LP
3.950% due 01/15/2028		3,800	3,552
4.300% due 03/15/2027		4,100	3,954
Pinnacol Assurance
8.625% due 06/25/2034 «(j)		6,000	6,262

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Poly Real Estate Finance Ltd.
3.950% due 02/05/2023		$3,900	$3,746
5.250% due 04/25/2019		6,300	6,345
Progressive Corp.
5.375% due 03/15/2023 •(h)		5,500	5,493
Protective Life Corp.
4.300% due 09/30/2028		10,900	10,743
Protective Life Global Funding
1.999% due 09/14/2021		14,850	14,244
2.757% (US0003M + 0.420%) due 03/29/2019 ~		5,000	5,007
Provident Funding Associates LP
6.375% due 06/15/2025		2,100	2,111
Prudential PLC
5.700% due 12/19/2063 •	GBP	900	1,336
QNB Finance Ltd.
2.750% due 10/31/2018		$1,800	1,800
Quicken Loans, Inc.
5.250% due 01/15/2028		28,828	26,882
RBS Capital Trust
6.425% due 01/03/2034 •(h)		10,000	11,850
Regency Centers LP
3.600% due 02/01/2027		2,200	2,091
Reliance Standard Life Global Funding
3.050% due 01/20/2021		1,900	1,874
3.850% due 09/19/2023		5,500	5,487
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027		2,100	1,973
Royal Bank of Canada
2.100% due 10/14/2020		2,000	1,957
Royal Bank of Scotland Group PLC
3.784% (US0003M + 1.470%) due 05/15/2023 ~		3,000	3,023
3.923% (US0003M + 1.550%) due 06/25/2024 ~		23,500	23,665
4.800% due 04/05/2026		9,050	9,050
5.076% due 01/27/2030 •		17,700	17,762
Santander Holdings USA, Inc.
3.700% due 03/28/2022		7,800	7,696
Santander UK Group Holdings PLC
2.875% due 10/16/2020		6,700	6,618
2.875% due 08/05/2021		30,900	30,108
3.373% due 01/05/2024 •		9,600	9,235
3.823% due 11/03/2028 •		15,626	14,335
4.750% due 09/15/2025		38,261	37,353
7.375% due 06/24/2022 •(h)(i)	GBP	2,630	3,609
Santander UK PLC
2.125% due 11/03/2020		$13,500	13,138
2.375% due 03/16/2020		950	938
2.941% (US0003M + 0.620%) due 06/01/2021 ~		11,000	11,073

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	27

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.400% due 06/01/2021		$13,600	$13,552
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •(i)		4,700	4,695
6.125% due 02/07/2022		7,600	7,841
Scentre Group Trust
3.500% due 02/12/2025		3,300	3,174
Select Income REIT
4.250% due 05/15/2024		2,700	2,585
Siam Commercial Bank PCL
3.500% due 04/07/2019		2,000	2,002
Simon Property Group LP
3.375% due 06/15/2027		1,600	1,534
SL Green Operating Partnership LP
3.250% due 10/15/2022		100	97
3.345% (US0003M + 0.980%) due 08/16/2021 ~		10,200	10,214
SL Green Realty Corp.
4.500% due 12/01/2022		10,550	10,675
SLM Corp.
5.125% due 04/05/2022		4,800	4,788
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		300	289
4.125% due 07/15/2023		5,600	5,612
Societe Generale S.A.
6.750% due 04/06/2028 •(h)(i)		8,300	7,754
Spirit Realty LP
4.450% due 09/15/2026		7,000	6,718
Springleaf Finance Corp.
5.250% due 12/15/2019		20,800	21,152
7.125% due 03/15/2026		6,100	6,100
7.750% due 10/01/2021		5,000	5,423
8.250% due 12/15/2020		4,100	4,474
State Bank of India
3.250% due 01/24/2022		12,500	12,101
State Grid Overseas Investment Ltd.
3.750% due 05/02/2023		17,900	17,887
State Street Corp.
5.625% due 12/15/2023 •(h)		4,500	4,528
Stearns Holdings LLC
9.375% due 08/15/2020		12,695	12,505
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	10,650	14,382
STORE Capital Corp.
4.500% due 03/15/2028		$3,400	3,322
Sumitomo Mitsui Banking Corp.
2.514% due 01/17/2020		9,800	9,724
2.643% (US0003M + 0.310%) due 10/18/2019 ~		3,000	3,004
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		5,900	5,822
3.102% due 01/17/2023		14,000	13,629

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.202% (US0003M + 0.860%) due 07/19/2023 ~		$4,700	$4,723
3.482% (US0003M + 1.140%) due 10/19/2021 ~		35,000	35,606
4.007% (US0003M + 1.680%) due 03/09/2021 ~		30,000	30,889
SURA Asset Management S.A.
4.375% due 04/11/2027		1,700	1,634
Synchrony Financial
3.578% (US0003M + 1.230%) due 02/03/2020 ~		13,350	13,439
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054 •		43,400	43,227
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	6,007	8,690
5.661% due 10/13/2041		3,347	4,964
5.744% due 04/13/2040		4,082	6,095
5.801% due 10/13/2040		8,321	12,515
Times China Holdings Ltd.
7.850% due 06/04/2021		$1,000	982
Trust F
5.250% due 12/15/2024		2,000	2,037
5.250% due 01/30/2026		10,660	10,673
6.950% due 01/30/2044		5,683	5,882
U.S. Bancorp
5.300% due 04/15/2027 •(h)		14,000	14,000
UBS AG
2.450% due 12/01/2020		13,000	12,747
2.801% (US0003M + 0.480%) due 12/01/2020 ~		8,500	8,517
2.907% due 06/08/2020 •		47,700	47,921
5.125% due 05/15/2024 (i)		21,530	21,791
7.625% due 08/17/2022 (i)		40,917	45,684
UBS Group Funding Switzerland AG
3.264% (US0003M + 0.950%) due 08/15/2023 ~		24,000	24,108
4.125% due 09/24/2025		11,150	11,085
4.253% due 03/23/2028		5,400	5,365
UDR, Inc.
3.500% due 01/15/2028		7,200	6,802
3.700% due 10/01/2020		3,000	3,010
3.750% due 07/01/2024		1,125	1,106
4.000% due 10/01/2025		14,200	14,176
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019		8,700	8,687
VEREIT Operating Partnership LP
3.000% due 02/06/2019		5,195	5,195
4.875% due 06/01/2026		3,400	3,435
Visa, Inc.
3.150% due 12/14/2025		2,800	2,716
Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	700	815

28	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vonovia Finance BV
5.000% due 10/02/2023	$1,100	$1,121
Vornado Realty LP
3.500% due 01/15/2025	5,000	4,791
Voya Financial, Inc.
6.125% due 09/15/2023 •(h)	3,500	3,561
Washington Prime Group LP
5.950% due 08/15/2024	22,350	21,138
WEA Finance LLC
2.700% due 09/17/2019	1,800	1,796
3.150% due 04/05/2022	2,340	2,295
3.250% due 10/05/2020	10,250	10,220
3.750% due 09/17/2024	10,905	10,746
Wells Fargo & Co.
2.625% due 07/22/2022	38,000	36,715
3.000% due 04/22/2026	13,451	12,523
3.268% (US0003M + 0.930%) due 02/11/2022 ~	18,000	18,188
3.452% (US0003M + 1.110%) due 01/24/2023 ~	41,950	42,493
3.550% due 09/29/2025	19,850	19,354
3.572% (US0003M + 1.230%) due 10/31/2023 ~	7,550	7,704
3.584% due 05/22/2028 •	53,786	51,620
3.661% (US0003M + 1.340%) due 03/04/2021 ~	14,550	14,886
4.400% due 06/14/2046	1,250	1,177
6.104% (US0003M + 3.770%) due 12/15/2018 ~(h)	3,413	3,463
Wells Fargo Bank N.A.
2.640% (SOFRRATE + 0.480%) due 03/25/2020 ~	6,250	6,251
2.973% (US0003M + 0.650%) due 12/06/2019 ~	7,500	7,545
Welltower, Inc.
4.250% due 04/15/2028	10,000	9,920
4.950% due 01/15/2021	2,500	2,565
6.125% due 04/15/2020	1,975	2,053
Weyerhaeuser Co.
3.250% due 03/15/2023	6,000	5,838
4.625% due 09/15/2023	4,430	4,550
7.125% due 07/15/2023	2,026	2,278
7.375% due 10/01/2019	19,871	20,706
7.375% due 03/15/2032	19,459	24,652
7.950% due 03/15/2025	12,479	14,539
8.500% due 01/15/2025	12,449	15,261
WP Carey, Inc.
4.250% due 10/01/2026	7,400	7,204
4.600% due 04/01/2024	6,064	6,121
XLIT Ltd.
4.450% due 03/31/2025	1,800	1,785
6.375% due 11/15/2024	349	390

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Yingde Gases Investment Ltd.
6.250% due 01/19/2023	$1,100	$1,067

		5,228,159

INDUSTRIALS 28.8%
Abbott Laboratories
2.900% due 11/30/2021	10,000	9,883
AbbVie, Inc.
2.850% due 05/14/2023	17,385	16,752
3.200% due 05/14/2026	8,250	7,692
3.600% due 05/14/2025	19,718	19,106
Activision Blizzard, Inc.
2.300% due 09/15/2021	2,500	2,427
3.400% due 09/15/2026	2,200	2,095
3.400% due 06/15/2027	4,800	4,548
Adecoagro S.A.
6.000% due 09/21/2027	3,500	3,092
AEP Transmission Co. LLC
3.100% due 12/01/2026	1,300	1,237
Aetna, Inc.
2.800% due 06/15/2023	6,253	5,997
Air Canada Pass-Through Trust
4.125% due 11/15/2026	7,952	7,992
5.375% due 11/15/2022	1,309	1,340
Alimentation Couche-Tard, Inc.
2.700% due 07/26/2022	7,200	6,926
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024	11,300	10,571
Allergan Funding SCS
3.450% due 03/15/2022	7,000	6,961
3.850% due 06/15/2024	22,400	22,179
4.550% due 03/15/2035	12,302	11,979
4.750% due 03/15/2045	1,297	1,264
Allergan Sales LLC
4.875% due 02/15/2021	12,942	13,331
5.000% due 12/15/2021	3,650	3,788
Altice Financing S.A.
7.500% due 05/15/2026	5,000	4,887
Altice France S.A.
8.125% due 02/01/2027	7,000	7,210
America Movil S.A.B. de C.V.
5.000% due 03/30/2020	5,800	5,944
American Airlines Pass-Through Trust
3.350% due 04/15/2031	9,800	9,376
3.375% due 11/01/2028	4,267	4,112
3.600% due 04/15/2031	3,700	3,542
3.700% due 04/01/2028 «	2,935	2,864
4.000% due 01/15/2027	1,057	1,056
5.250% due 07/31/2022	1,449	1,502
American Builders & Contractors Supply Co., Inc.
5.875% due 05/15/2026	10,900	10,968

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	29

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Woodmark Corp.
4.875% due 03/15/2026	$4,000	$3,833
Amgen, Inc.
3.200% due 11/02/2027	12,800	12,039
3.625% due 05/22/2024	10,000	10,006
4.663% due 06/15/2051	39,404	38,948
Andeavor Logistics LP
5.250% due 01/15/2025	6,300	6,460
6.375% due 05/01/2024	2,400	2,550
6.875% due 02/15/2023 •(h)	7,800	7,850
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	33,900	33,501
3.650% due 02/01/2026	33,400	32,441
4.700% due 02/01/2036	10,698	10,731
4.900% due 02/01/2046	1,400	1,408
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 04/15/2058	14,739	14,343
Anthem, Inc.
3.650% due 12/01/2027	24,100	22,947
3.700% due 08/15/2021	6,000	6,044
4.101% due 03/01/2028	1,200	1,184
4.650% due 01/15/2043	4,509	4,448
AP Moller - Maersk A/S
2.550% due 09/22/2019	5,800	5,752
3.875% due 09/28/2025	2,200	2,096
Apple, Inc.
2.450% due 08/04/2026	26,700	24,635
2.750% due 01/13/2025	6,500	6,230
3.200% due 05/11/2027	4,800	4,643
Aptiv PLC
3.150% due 11/19/2020	5,200	5,161
Arrow Electronics, Inc.
3.250% due 09/08/2024	3,500	3,313
Ashtead Capital, Inc.
5.250% due 08/01/2026	600	608
Associated Materials LLC
9.000% due 01/01/2024	1,700	1,777
Autodesk, Inc.
3.600% due 12/15/2022	3,000	2,968
AutoNation, Inc.
3.350% due 01/15/2021	8,530	8,459
Bacardi Ltd.
4.700% due 05/15/2028	19,600	19,484
5.150% due 05/15/2038	16,200	15,800
Baidu, Inc.
3.875% due 09/29/2023	17,400	17,252
Baker Hughes a GE Co. LLC
3.337% due 12/15/2027	1,200	1,129
Bao-trans Enterprises Ltd.
3.750% due 12/12/2018	1,200	1,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAT Capital Corp.
3.222% due 08/15/2024	$6,800	$6,488
4.390% due 08/15/2037	30,700	28,617
BAT International Finance PLC
2.750% due 06/15/2020	800	792
Baxalta, Inc.
2.875% due 06/23/2020	268	266
Bayer U.S. Finance LLC
2.750% due 07/15/2021	110	107
3.375% due 07/15/2024	3,900	3,720
3.875% due 12/15/2023	6,000	5,965
4.250% due 12/15/2025	600	596
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025	4,000	3,700
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	500	481
Boston Scientific Corp.
3.375% due 05/15/2022	4,000	3,960
3.850% due 05/15/2025	27,051	26,981
4.000% due 03/01/2028	5,300	5,244
Brambles USA, Inc.
5.350% due 04/01/2020	1,100	1,130
Braskem Finance Ltd.
5.375% due 05/02/2022	6,100	6,230
5.750% due 04/15/2021	300	310
6.450% due 02/03/2024	9,700	10,379
Braskem Netherlands Finance BV
4.500% due 01/10/2028	4,704	4,483
BRF S.A.
4.750% due 05/22/2024 (l)	4,300	3,935
Broadcom Corp.
2.650% due 01/15/2023	4,320	4,082
3.000% due 01/15/2022	2,900	2,827
3.625% due 01/15/2024	48,180	46,780
3.875% due 01/15/2027	5,000	4,724
Bukit Makmur Mandiri Utama PT
7.750% due 02/13/2022	3,400	3,446
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024	1,700	1,690
Caesars Resort Collection LLC
5.250% due 10/15/2025	9,500	9,072
Campbell Soup Co.
2.964% (US0003M + 0.630%) due 03/15/2021 ~	1,500	1,500
3.650% due 03/15/2023	13,516	13,267
3.950% due 03/15/2025	3,000	2,904
4.150% due 03/15/2028	21,500	20,505
Canadian Pacific Railway Co.
6.125% due 09/15/2115	10,000	11,861
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	2,200	2,203

30	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Celgene Corp.
3.900% due 02/20/2028	$5,900	$5,686
4.350% due 11/15/2047	6,175	5,541
4.550% due 02/20/2048	1,411	1,316
Cenovus Energy, Inc.
5.250% due 06/15/2037	22,300	22,148
5.700% due 10/15/2019	11,350	11,620
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	13,800	13,677
4.500% due 01/15/2021	500	509
Central Nippon Expressway Co. Ltd.
2.170% due 08/05/2019	400	397
Charter Communications Operating LLC
3.750% due 02/15/2028	28,900	26,652
4.200% due 03/15/2028	20,000	19,158
4.464% due 07/23/2022	32,765	33,336
4.500% due 02/01/2024	600	603
4.908% due 07/23/2025	16,600	16,872
5.375% due 04/01/2038	8,600	8,349
5.375% due 05/01/2047	6,900	6,601
5.750% due 04/01/2048	15,590	15,636
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	5,000	5,031
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	3,600	3,600
Churchill Downs, Inc.
4.750% due 01/15/2028	1,200	1,128
Cimarex Energy Co.
4.375% due 06/01/2024	33,442	33,765
Comcast Corp.
2.350% due 01/15/2027	587	517
3.150% due 03/01/2026	6,500	6,140
3.150% due 02/15/2028	25,700	23,843
3.300% due 02/01/2027	700	662
3.550% due 05/01/2028	7,500	7,185
3.999% due 11/01/2049	9,131	8,149
4.000% due 03/01/2048	800	722
4.049% due 11/01/2052	3,886	3,439
4.600% due 08/15/2045	2,975	2,915
Community Health Systems, Inc.
5.125% due 08/01/2021	1,525	1,491
6.250% due 03/31/2023	1,875	1,788
8.625% due 01/15/2024	8,700	9,037
Concho Resources, Inc.
3.750% due 10/01/2027	3,500	3,345
4.300% due 08/15/2028	21,150	21,096
Constellation Brands, Inc.
2.700% due 05/09/2022	3,700	3,570
4.750% due 11/15/2024	3,700	3,835
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	452	457
4.750% due 07/12/2022	1,618	1,649
7.250% due 05/10/2021	9,585	9,962

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Continental Resources, Inc.
4.375% due 01/15/2028	$24,700	$24,547
5.000% due 09/15/2022	6,437	6,537
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	5,600	5,370
Covey Park Energy LLC
7.500% due 05/15/2025	3,450	3,515
Cox Communications, Inc.
3.250% due 12/15/2022	10,200	9,916
4.700% due 12/15/2042	1,170	1,038
CRH America Finance, Inc.
3.950% due 04/04/2028	18,900	18,338
CRH America, Inc.
3.875% due 05/18/2025	3,200	3,137
Crown Americas LLC
4.750% due 02/01/2026	2,000	1,920
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	3,916
4.241% due 07/15/2048	4,400	4,456
CVS Health Corp.
3.700% due 03/09/2023	800	797
4.300% due 03/25/2028	50,100	49,701
5.125% due 07/20/2045	1,500	1,546
CVS Pass-Through Trust
4.163% due 08/11/2036	372	358
4.704% due 01/10/2036	8,823	8,735
5.789% due 01/10/2026	70	73
5.926% due 01/10/2034	409	439
6.036% due 12/10/2028	2,807	2,997
8.353% due 07/10/2031	391	473
D.R. Horton, Inc.
3.750% due 03/01/2019	4,223	4,228
4.000% due 02/15/2020	2,950	2,969
5.750% due 08/15/2023	12,030	12,808
DAE Funding LLC
4.000% due 08/01/2020	1,200	1,190
4.500% due 08/01/2022	200	196
5.000% due 08/01/2024	4,000	3,925
Danone S.A.
1.691% due 10/30/2019	800	788
2.077% due 11/02/2021	13,279	12,718
Dell International LLC
3.480% due 06/01/2019	11,600	11,631
4.420% due 06/15/2021	59,152	60,065
5.450% due 06/15/2023	38,600	40,585
6.020% due 06/15/2026	7,500	7,999
Diamond Resorts International, Inc.
7.750% due 09/01/2023	1,600	1,648
Discovery Communications LLC
2.200% due 09/20/2019	1,600	1,588
DISH DBS Corp.
5.125% due 05/01/2020	2,200	2,228
6.750% due 06/01/2021	19,488	19,951

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	31

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DP World Crescent Ltd.
4.848% due 09/26/2028	$27,300	$27,102
DP World Ltd.
6.850% due 07/02/2037	16,220	18,642
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	925	955
Eastern Creation Investment Holdings Ltd.
3.625% due 03/20/2019	3,300	3,297
eBay, Inc.
3.600% due 06/05/2027	29,400	27,962
4.000% due 07/15/2042	500	412
Edwards Lifesciences Corp.
4.300% due 06/15/2028	6,700	6,706
Embraer Netherlands Finance BV
5.050% due 06/15/2025	1,200	1,209
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~	36,600	36,604
6.250% due 03/01/2078 •	8,700	8,424
Energy Transfer Partners LP
4.050% due 03/15/2025	14,239	13,953
4.150% due 10/01/2020	5,240	5,310
4.500% due 11/01/2023	8,900	9,036
4.750% due 01/15/2026	7,050	7,131
5.000% due 10/01/2022	2,550	2,643
5.150% due 03/15/2045	1,250	1,182
5.300% due 04/15/2047	13,200	12,816
5.750% due 09/01/2020	1,860	1,924
5.875% due 03/01/2022	9,278	9,824
5.950% due 10/01/2043	1,000	1,042
6.050% due 06/01/2041	6,400	6,709
6.125% due 12/15/2045	4,300	4,596
6.500% due 02/01/2042	3,600	3,961
6.625% due 10/15/2036	290	324
7.500% due 07/01/2038	4,302	5,144
Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	4,056
4.050% due 09/01/2023	1,160	1,186
Enterprise Products Operating LLC
3.350% due 03/15/2023	1,130	1,118
4.250% due 02/15/2048	3,000	2,831
4.450% due 02/15/2043	6,890	6,695
4.875% due 08/16/2077 •	8,400	8,003
5.700% due 02/15/2042	15,002	17,005
EQT Corp.
3.000% due 10/01/2022	11,800	11,445
3.900% due 10/01/2027	11,600	10,885
4.875% due 11/15/2021	2,247	2,311
EQT Midstream Partners LP
4.000% due 08/01/2024	21,160	20,220
4.750% due 07/15/2023	11,700	11,874
5.500% due 07/15/2028	1,800	1,849

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Equinor ASA
3.625% due 09/10/2028	$3,100	$3,063
ERAC USA Finance LLC
2.600% due 12/01/2021	5,100	4,928
5.250% due 10/01/2020	1,100	1,136
Flex Ltd.
4.625% due 02/15/2020	1,100	1,115
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	2,800	2,891
7.900% due 05/15/2019	2,000	2,060
Fortune Brands Home & Security, Inc.
4.000% due 09/21/2023	12,400	12,450
Freeport Minerals Corp.
9.500% due 06/01/2031	200	250
Frontera Energy Corp.
9.700% due 06/25/2023	8,000	8,420
GATX Corp.
2.500% due 07/30/2019	600	598
3.061% (US0003M + 0.720%) due 11/05/2021 ~	2,000	2,005
General Electric Co.
5.000% due 01/21/2021 •(h)	36,700	35,824
5.875% due 01/14/2038	2,396	2,676
6.875% due 01/10/2039	1,108	1,385
General Mills, Inc.
2.879% (US0003M + 0.540%) due 04/16/2021 ~	8,800	8,844
3.346% (US0003M + 1.010%) due 10/17/2023 ~	2,200	2,218
3.700% due 10/17/2023	10,200	10,148
General Motors Co.
3.143% (US0003M + 0.800%) due 08/07/2020 ~	3,975	3,989
Gerdau Holdings, Inc.
7.000% due 01/20/2020	5,400	5,649
GlaxoSmithKline Capital PLC
2.669% (US0003M + 0.350%) due 05/14/2021 ~	6,000	6,041
Globo Comunicacao e Participacoes S.A.
4.875% due 04/11/2022	2,700	2,690
5.125% due 03/31/2027	4,600	4,249
GLP Capital LP
5.250% due 06/01/2025	15,400	15,720
5.750% due 06/01/2028	6,300	6,516
GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027	4,800	4,223
GTP Acquisition Partners LLC
2.350% due 06/15/2045	11,800	11,544
Gulfstream Natural Gas System LLC
4.600% due 09/15/2025	2,900	2,967

32	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Halfmoon Parent, Inc.
2.984% (US0003M + 0.650%) due 09/17/2021 ~	$5,100	$5,108
3.224% (US0003M + 0.890%) due 07/15/2023 ~	1,900	1,901
Harris Corp.
2.819% (US0003M + 0.480%) due 04/30/2020 ~	7,500	7,500
HCA, Inc.
4.750% due 05/01/2023	2,650	2,706
Health and Happiness International Holdings Ltd.
7.250% due 06/21/2021	2,600	2,695
Hidrovias International Finance SARL
5.950% due 01/24/2025	3,300	3,024
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	3,000	2,911
Humana, Inc.
3.150% due 12/01/2022	5,000	4,898
3.950% due 03/15/2027	1,500	1,476
Hyundai Capital America
2.500% due 03/18/2019	2,900	2,894
3.137% due 09/18/2020 •	11,400	11,428
IHS Markit Ltd.
4.125% due 08/01/2023	5,900	5,896
4.750% due 08/01/2028	6,450	6,474
Imperial Brands Finance PLC
3.750% due 07/21/2022	11,755	11,710
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020	5,500	5,503
3.750% due 10/01/2021	4,500	4,512
Jeld-Wen, Inc.
4.875% due 12/15/2027	12,400	11,330
Kansas City Southern
3.000% due 05/15/2023	4,200	4,043
3.125% due 06/01/2026	3,645	3,356
4.950% due 08/15/2045	1,631	1,681
Kerr-McGee Corp.
6.950% due 07/01/2024	2,679	3,020
Keurig Dr Pepper, Inc.
4.597% due 05/25/2028	8,500	8,555
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	2,610	2,727
6.550% due 09/15/2040	3,300	3,783
7.300% due 08/15/2033	6,300	7,482
7.400% due 03/15/2031	500	593
7.500% due 11/15/2040	5,500	6,836
Kinetic Concepts, Inc.
12.500% due 11/01/2021	3,000	3,316
KLA-Tencor Corp.
4.125% due 11/01/2021	7,885	8,013
Komatsu Finance America, Inc.
2.118% due 09/11/2020	2,000	1,956
2.437% due 09/11/2022	2,400	2,299

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kraft Heinz Foods Co.
2.911% (US0003M + 0.570%) due 02/10/2021 ~	$13,700	$13,719
3.000% due 06/01/2026	10,400	9,504
3.950% due 07/15/2025	27,351	26,982
6.875% due 01/26/2039	10,000	11,704
Laboratory Corp. of America Holdings
3.600% due 02/01/2025	5,250	5,111
Land O’ Lakes, Inc.
7.000% due 09/18/2028 (h)	6,000	6,090
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	7,658	9,111
Magellan Health, Inc.
4.400% due 09/22/2024	16,000	15,475
Marathon Oil Corp.
3.850% due 06/01/2025	6,791	6,645
4.400% due 07/15/2027	15,000	15,019
Marriott International, Inc.
3.750% due 03/15/2025	3,375	3,303
4.500% due 10/01/2034	6,099	6,034
Marvell Technology Group Ltd.
4.200% due 06/22/2023	11,200	11,154
4.875% due 06/22/2028	11,200	11,274
Masco Corp.
3.500% due 11/15/2027	5,000	4,590
5.950% due 03/15/2022	3,808	4,068
7.125% due 03/15/2020	2,697	2,834
Masonite International Corp.
5.750% due 09/15/2026	6,500	6,532
Massachusetts Institute of Technology
4.678% due 07/01/2114	150	161
Melco Resorts Finance Ltd.
4.875% due 06/06/2025 (l)	13,700	12,998
4.875% due 06/06/2025	26,700	25,332
Metinvest BV
7.750% due 04/23/2023	7,800	7,509
MGM Resorts International
4.625% due 09/01/2026	10,300	9,653
5.750% due 06/15/2025	2,000	2,014
6.000% due 03/15/2023	19,500	20,231
7.750% due 03/15/2022	5,000	5,494
Microchip Technology, Inc.
3.922% due 06/01/2021	3,800	3,780
Microsoft Corp.
2.400% due 02/06/2022	25,950	25,356
3.700% due 08/08/2046	22,000	21,137
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	11,160	11,467
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	3,400	3,397

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	33

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mitchells & Butlers Finance PLC
1.247% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	989	$1,218
Moody’s Corp.
2.625% due 01/15/2023		$1,600	1,535
4.500% due 09/01/2022		2,800	2,882
4.875% due 02/15/2024		1,500	1,569
5.250% due 07/15/2044		3,000	3,280
MPLX LP
4.500% due 04/15/2038		10,100	9,538
4.900% due 04/15/2058		2,600	2,359
Mylan NV
3.150% due 06/15/2021		13,830	13,622
3.750% due 12/15/2020		340	340
3.950% due 06/15/2026		19,000	18,003
5.250% due 06/15/2046		5,000	4,686
Mylan, Inc.
4.550% due 04/15/2028		5,700	5,549
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (h)		19,200	19,517
Newcastle Coal Infrastructure Group Pty. Ltd.
4.400% due 09/29/2027		4,000	3,634
Newell Brands, Inc.
2.600% due 03/29/2019		2,500	2,497
Northrop Grumman Corp.
2.080% due 10/15/2020		3,400	3,325
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023 «		879	899
7.027% due 05/01/2021		944	982
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		4,830	4,745
Novolipetsk Steel Via Steel Funding DAC
4.500% due 06/15/2023		1,400	1,369
NVR, Inc.
3.950% due 09/15/2022		4,000	4,005
NXP BV
4.125% due 06/01/2021		3,900	3,922
4.625% due 06/15/2022		2,950	2,983
4.625% due 06/01/2023		5,300	5,394
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/29/2018 (f)(h)		3,579	64
Oil India Ltd.
3.875% due 04/17/2019		200	200
ONEOK Partners LP
3.375% due 10/01/2022		7,991	7,876
5.000% due 09/15/2023		7,200	7,510
ONGC Videsh Ltd.
3.250% due 07/15/2019		400	400
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		7,300	7,547
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		1,800	1,801

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oracle Corp.
3.250% due 11/15/2027	$10,100	$9,728
3.800% due 11/15/2037	32,500	30,986
4.000% due 11/15/2047	200	190
Owens Corning
3.400% due 08/15/2026	14,050	12,900
4.300% due 07/15/2047	7,219	5,837
4.400% due 01/30/2048	1,900	1,577
Pacific National Finance Pty Ltd.
6.000% due 04/07/2023	7,000	7,394
Packaging Corp. of America
3.650% due 09/15/2024	700	690
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	500	489
4.500% due 03/15/2023	16,900	16,541
5.250% due 08/15/2022	400	406
5.500% due 02/15/2024	1,700	1,745
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023	4,800	4,794
Penske Truck Leasing Co. LP
4.125% due 08/01/2023	7,800	7,794
4.875% due 07/11/2022	1,700	1,753
Perrigo Finance Unlimited Co.
4.375% due 03/15/2026	2,200	2,158
Petra Diamonds U.S. Treasury PLC
7.250% due 05/01/2022	3,750	3,666
Petrofac Ltd.
3.400% due 10/10/2018	2,900	2,900
Petroleos Mexicanos
6.500% due 03/13/2027	72,400	74,138
Pioneer Natural Resources Co.
3.950% due 07/15/2022	7,915	7,985
4.450% due 01/15/2026	12,950	13,301
7.200% due 01/15/2028	4,497	5,381
7.500% due 01/15/2020	22,748	23,952
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(b)(c)	3,612	1,762
QVC, Inc.
3.125% due 04/01/2019	6,900	6,901
4.375% due 03/15/2023	6,400	6,327
4.450% due 02/15/2025	900	856
4.850% due 04/01/2024	4,057	4,019
5.125% due 07/02/2022	2,002	2,030
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	868
6.750% due 09/30/2019	8,100	8,371
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	7,800	7,490
2.926% (US0003M + 0.560%) due 06/24/2022 ~	1,800	1,800

34	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RELX Capital, Inc.
3.500% due 03/16/2023	$4,100	$4,051
Rockies Express Pipeline LLC
5.625% due 04/15/2020	9,300	9,602
Rockwell Collins, Inc.
2.800% due 03/15/2022	5,000	4,869
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	1,200	1,277
5.625% due 03/01/2025	6,800	7,259
5.750% due 05/15/2024	13,010	13,979
5.875% due 06/30/2026	9,925	10,731
6.250% due 03/15/2022	7,000	7,529
salesforce.com, Inc.
3.250% due 04/11/2023	2,300	2,284
3.700% due 04/11/2028	2,400	2,381
Sanchez Energy Corp.
7.250% due 02/15/2023	3,000	2,966
7.750% due 06/15/2021	1,700	1,199
Sands China Ltd.
5.125% due 08/08/2025	30,100	30,070
SASOL Financing USA LLC
5.875% due 03/27/2024	10,900	11,116
Schaeffler Finance BV
4.750% due 05/15/2023	800	808
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	14,309	14,160
2.400% due 09/23/2021	2,800	2,707
Sigma Holdco BV
7.875% due 05/15/2026	1,600	1,508
SK Broadband Co. Ltd.
2.875% due 10/29/2018	500	500
Sky PLC
9.500% due 11/15/2018	400	403
Southern Co.
2.350% due 07/01/2021	5,800	5,627
2.802% (US0003M + 0.490%) due 02/14/2020 ~	15,700	15,701
3.250% due 07/01/2026	8,315	7,765
Southwestern Energy Co.
7.750% due 10/01/2027	5,000	5,300
Spirit AeroSystems, Inc.
4.600% due 06/15/2028	4,955	4,924
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	10,650	10,637
4.738% due 09/20/2029	19,100	19,139
Standard Industries, Inc.
4.750% due 01/15/2028	3,000	2,782
5.000% due 02/15/2027	8,900	8,399
Stevens Holding Co., Inc.
6.125% due 10/01/2026 (a)	1,200	1,223

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Studio City Co. Ltd.
5.875% due 11/30/2019 (l)		$8,200	$8,282
Sunny Optical Technology Group Co. Ltd.
3.750% due 01/23/2023		300	289
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026		5,861	5,575
5.350% due 05/15/2045		7,100	6,937
Suntory Holdings Ltd.
2.550% due 06/28/2022		4,000	3,825
Syngenta Finance NV
3.933% due 04/23/2021		1,200	1,197
4.441% due 04/24/2023		7,900	7,858
4.892% due 04/24/2025		5,500	5,404
Tech Data Corp.
3.700% due 02/15/2022		3,500	3,428
4.950% due 02/15/2027		1,700	1,665
Telefonica Emisiones S.A.U.
4.103% due 03/08/2027		12,400	11,934
4.665% due 03/06/2038		10,600	9,977
5.877% due 07/15/2019		10,370	10,600
Tencent Holdings Ltd.
3.595% due 01/19/2028		7,000	6,630
Teva Pharmaceutical Finance BV
3.650% due 11/10/2021		4,427	4,291
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		13,884	12,903
3.650% due 11/10/2021		11,954	11,586
Teva Pharmaceutical Finance Netherlands BV
1.125% due 10/15/2024	EUR	1,500	1,556
1.700% due 07/19/2019		$200	197
2.200% due 07/21/2021		13,091	12,309
2.800% due 07/21/2023		28,110	25,053
6.000% due 04/15/2024		9,400	9,554
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~		17,300	17,289
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026		4,900	4,551
3.000% due 04/15/2023		12,800	12,420
Time Warner Cable LLC
4.125% due 02/15/2021		1,500	1,513
4.500% due 09/15/2042		9,000	7,697
5.000% due 02/01/2020		7,400	7,549
8.250% due 04/01/2019		5,950	6,103
8.750% due 02/14/2019		6,262	6,392
Times Square Hotel Trust
8.528% due 08/01/2026		556	642
Toll Brothers Finance Corp.
4.350% due 02/15/2028		700	645
4.875% due 03/15/2027		1,200	1,152
TopBuild Corp.
5.625% due 05/01/2026		1,174	1,151

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	35

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Transocean Guardian Ltd.
5.875% due 01/15/2024		$3,100	$3,139
Transocean Pontus Ltd.
6.125% due 08/01/2025		1,400	1,426
Trimble, Inc.
4.150% due 06/15/2023		4,300	4,306
4.900% due 06/15/2028		9,200	9,265
Triumph Group, Inc.
4.875% due 04/01/2021		1,500	1,455
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		3,480	3,158
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,005	2,155
7.125% due 04/22/2025		1,535	1,701
United Airlines Pass-Through Trust
2.875% due 04/07/2030		17,914	16,715
3.100% due 04/07/2030		9,346	8,739
3.450% due 01/07/2030		10,609	10,195
3.700% due 09/01/2031		3,700	3,580
United Group BV
4.375% due 07/01/2022	EUR	1,200	1,437
United Technologies Corp.
4.125% due 11/16/2028		$25,200	25,082
UnitedHealth Group, Inc.
3.750% due 07/15/2025		1,000	1,005
Universal Health Services, Inc.
4.750% due 08/01/2022		2,000	2,015
Univision Communications, Inc.
5.125% due 02/15/2025		2,700	2,531
Vale Overseas Ltd.
6.250% due 08/10/2026		12,072	13,260
Valero Energy Partners LP
4.500% due 03/15/2028		10,600	10,427
Vedanta Resources PLC
8.250% due 06/07/2021		1,900	1,962
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025 «		1,862	1,893
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	6,700	8,785
Viterra, Inc.
5.950% due 08/01/2020		$470	487
VMware, Inc.
2.950% due 08/21/2022		10,800	10,403
3.900% due 08/21/2027		28,145	26,660
VOC Escrow Ltd.
5.000% due 02/15/2028		1,800	1,739
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		2,800	2,775
Volkswagen International Finance NV
2.125% due 11/20/2018		2,641	2,639

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vulcan Materials Co.
2.934% (US0003M + 0.600%) due 06/15/2020 ~	$4,250	$4,262
Wabtec Corp.
3.382% (US0003M + 1.050%) due 09/15/2021 ~	3,000	3,007
4.700% due 09/15/2028	7,600	7,470
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	2,600	2,537
Western Digital Corp.
4.750% due 02/15/2026	7,600	7,364
Western Gas Partners LP
4.750% due 08/15/2028	10,100	9,891
WestJet Airlines Ltd.
3.500% due 06/16/2021	5,000	4,921
Westmoreland Coal Co.
8.750% due 01/01/2022 ^(c)	6,000	1,650
WestRock Co.
3.000% due 09/15/2024	805	762
Willamette Industries, Inc.
7.350% due 07/01/2026	2,000	2,338
9.000% due 10/01/2021	1,500	1,716
Williams Cos., Inc.
4.850% due 03/01/2048	11,000	10,658
5.100% due 09/15/2045	650	656
Woodside Finance Ltd.
3.650% due 03/05/2025	9,700	9,353
3.700% due 03/15/2028	6,100	5,731
Wyndham Destinations, Inc.
4.150% due 04/01/2024	4,700	4,582
4.500% due 04/01/2027	8,300	7,864
Wynn Las Vegas LLC
4.250% due 05/30/2023	18,800	18,048
5.250% due 05/15/2027	2,300	2,139
5.500% due 03/01/2025	22,000	21,312
Wynn Macau Ltd.
4.875% due 10/01/2024	17,100	16,141
5.500% due 10/01/2027	30,870	28,979
Yara International ASA
4.750% due 06/01/2028	16,500	16,634
Yellowstone Energy LP
5.750% due 12/31/2026 «	3,745	3,983
ZF North America Capital, Inc.
4.500% due 04/29/2022	3,329	3,373
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	7,748	7,675
3.150% due 04/01/2022	10,000	9,801
3.375% due 11/30/2021	3,300	3,264
3.700% due 03/19/2023	1,000	994
4.625% due 11/30/2019	1,580	1,604

36	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Zoetis, Inc.
3.000% due 09/12/2027	$2,300	$2,141

		3,657,962

UTILITIES 8.8%
American Transmission Systems, Inc.
5.250% due 01/15/2022	4,275	4,492
American Water Capital Corp.
3.850% due 03/01/2024	600	606
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	59,700	60,259
3.209% (US0003M + 0.890%) due 02/15/2023 ~	3,925	3,892
3.289% (US0003M + 0.950%) due 07/15/2021 ~	4,500	4,555
3.514% (US0003M + 1.180%) due 06/12/2024 ~	38,700	38,904
3.950% due 01/15/2025	4,300	4,238
4.100% due 02/15/2028	7,070	6,865
4.125% due 02/17/2026	19,000	18,794
4.300% due 02/15/2030	59,979	57,769
4.500% due 03/09/2048	11,100	9,707
4.550% due 03/09/2049	6,615	5,812
5.150% due 02/15/2050	18,300	17,357
5.300% due 08/15/2058	9,500	9,089
5.350% due 09/01/2040	636	632
BellSouth Corp.
4.333% due 04/26/2021	40,500	40,804
Berkshire Hathaway Energy Co.
4.450% due 01/15/2049	16,700	16,697
Black Hills Corp.
3.150% due 01/15/2027	2,700	2,485
Blue Racer Midstream LLC
6.625% due 07/15/2026	1,500	1,536
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	2,950	2,897
6.875% due 07/30/2019	9,150	9,333
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	12,005	11,345
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	9,100	9,298
CNOOC Finance Ltd.
4.250% due 01/26/2021	700	709
Duke Energy Carolinas LLC
2.500% due 03/15/2023	1,000	962
2.950% due 12/01/2026	160	152
Duke Energy Corp.
2.650% due 09/01/2026	4,200	3,802
2.819% (US0003M + 0.500%) due 05/14/2021 ~	3,300	3,310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.150% due 08/15/2027		$2,200	$2,049
3.750% due 04/15/2024		20,557	20,602
Duke Energy Florida LLC
3.200% due 01/15/2027		1,100	1,058
Duquesne Light Holdings, Inc.
3.616% due 08/01/2027		15,400	14,380
Electricite de France S.A.
4.875% due 01/22/2044		500	492
Emera U.S. Finance LP
2.700% due 06/15/2021		7,693	7,472
Enable Midstream Partners LP
3.900% due 05/15/2024		5,056	4,901
4.400% due 03/15/2027		13,850	13,309
Enel Finance International NV
2.875% due 05/25/2022		10,000	9,518
3.625% due 05/25/2027		13,262	12,027
Entergy Corp.
2.950% due 09/01/2026		6,475	5,956
4.000% due 07/15/2022		900	911
5.125% due 09/15/2020		3,800	3,901
Entergy New Orleans LLC
5.100% due 12/01/2020		10,000	10,109
Exelon Corp.
3.950% due 06/15/2025		6,400	6,388
5.150% due 12/01/2020		4,500	4,633
Exelon Generation Co. LLC
3.400% due 03/15/2022		400	397
6.250% due 10/01/2039		990	1,080
FirstEnergy Corp.
2.850% due 07/15/2022		1,922	1,859
Fortis, Inc.
2.100% due 10/04/2021		2,145	2,051
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		5,600	5,490
6.000% due 11/27/2023		7,800	8,072
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	4,200	5,471
4.950% due 07/19/2022		$3,700	3,723
4.950% due 03/23/2027		6,000	5,764
Genesis Energy LP
5.625% due 06/15/2024		500	475
6.750% due 08/01/2022		12,450	12,761
Georgia Power Co.
3.250% due 03/30/2027		420	392
IPALCO Enterprises, Inc.
3.700% due 09/01/2024		8,150	7,911
Mississippi Power Co.
3.950% due 03/30/2028		9,000	8,819
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		26,500	26,549
4.800% due 12/01/2077 •		4,500	4,261

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	37

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	$1,397	$1,375
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)	2,684	1,592
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	6,647	6,298
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)	14,071	4,116
ONEOK, Inc.
4.550% due 07/15/2028	22,200	22,341
4.950% due 07/13/2047	5,500	5,477
5.200% due 07/15/2048	4,300	4,393
Pacific Gas & Electric Co.
2.450% due 08/15/2022	1,500	1,425
3.300% due 03/15/2027	3,800	3,500
3.300% due 12/01/2027	18,500	16,936
3.850% due 11/15/2023	545	541
4.650% due 08/01/2028	11,400	11,475
Pennsylvania Electric Co.
6.150% due 10/01/2038	1,600	1,894
Petrobras Global Finance BV
5.299% due 01/27/2025	2,656	2,487
5.750% due 02/01/2029	3,350	2,999
5.999% due 01/27/2028	30,000	27,735
8.375% due 12/10/2018	1,300	1,315
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046	1,500	1,332
Plains All American Pipeline LP
2.850% due 01/31/2023	5,402	5,137
3.600% due 11/01/2024	12,900	12,429
3.850% due 10/15/2023	25,812	25,442
4.300% due 01/31/2043	780	664
4.500% due 12/15/2026	8,600	8,602
4.650% due 10/15/2025	13,994	14,156
4.700% due 06/15/2044	2,385	2,166
4.900% due 02/15/2045	5,300	4,928
5.150% due 06/01/2042	5,000	4,722
6.650% due 01/15/2037	1,600	1,772
PPL WEM Ltd.
5.375% due 05/01/2021	2,200	2,280
Progress Energy, Inc.
4.400% due 01/15/2021	9,500	9,688
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021	1,200	1,144
Rio Oil Finance Trust
8.200% due 04/06/2028	17,400	17,835
9.750% due 01/06/2027	12,455	13,409
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~	3,500	3,498

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.839% (US0003M + 0.500%) due 01/15/2021 ~	$1,000	$1,000
SGSP Australia Assets Pty. Ltd.
3.300% due 04/09/2023	900	875
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	22,300	21,935
2.125% due 05/03/2019	1,300	1,291
Southern California Edison Co.
3.700% due 08/01/2025	3,800	3,777
Southern Co. Gas Capital Corp.
3.250% due 06/15/2026	5,475	5,125
3.875% due 11/15/2025	2,300	2,240
4.400% due 05/30/2047	5,154	4,920
Southern Power Co.
1.950% due 12/15/2019	6,000	5,920
2.500% due 12/15/2021	6,000	5,812
2.888% (US0003M + 0.550%) due 12/20/2020 ~	10,800	10,803
Sprint Communications, Inc.
7.000% due 08/15/2020	618	649
9.000% due 11/15/2018	185	186
Sprint Corp.
7.250% due 09/15/2021	26,181	27,719
Tallgrass Energy Partners LP
5.500% due 01/15/2028	5,000	5,056
Targa Resources Partners LP
5.000% due 01/15/2028	14,425	14,093
5.875% due 04/15/2026	5,000	5,181
Telstra Corp. Ltd.
4.800% due 10/12/2021	3,600	3,706
Transcanada Trust
5.300% due 03/15/2077 •	22,550	21,493
Verizon Communications, Inc.
3.376% due 02/15/2025	55,116	53,683
3.414% (US0003M + 1.100%) due 05/15/2025 ~	13,200	13,326
3.850% due 11/01/2042	5,200	4,508
4.125% due 03/16/2027	5,000	5,011
4.329% due 09/21/2028	25,600	25,798
4.522% due 09/15/2048	10,100	9,649
4.672% due 03/15/2055	14,845	14,086
5.012% due 04/15/2049	7,827	7,978
5.012% due 08/21/2054	13,074	13,175
Virginia Electric & Power Co.
3.800% due 04/01/2028	14,300	14,312
Vodafone Group PLC
3.750% due 01/16/2024	2,900	2,870
4.375% due 05/30/2028	6,800	6,709

		1,117,071

Total Corporate Bonds & Notes (Cost $10,137,780)		10,003,192

38	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	$7,500	$8,659

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,400	1,525
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	9,500	10,159

		11,684

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	2,350	2,383

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	5,315	5,289

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,120	2,122

Total Municipal Bonds & Notes (Cost $27,211)		30,137

U.S. GOVERNMENT AGENCIES 5.9%
Fannie Mae
3.000% due 01/01/2045	344	331
3.500% due 07/01/2046	4,762	4,704
Fannie Mae, TBA
3.000% due 10/01/2048 - 11/01/2048	57,900	55,374
3.500% due 10/01/2048 - 11/01/2048	692,800	681,257
Farm Credit Bank of Texas
6.200% due 06/15/2028 •(h)	3,000	3,053
Freddie Mac
6.158% due 11/25/2055 «~	3,494	2,097
11.216% due 03/25/2029 •	499	600

Total U.S. Government Agencies (Cost $749,598)		747,416

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 19.4%
U.S. Treasury Bonds
2.500% due 02/15/2045	$41,640	$36,464
2.500% due 02/15/2046	89,225	77,852
2.500% due 05/15/2046	93,508	81,524
2.750% due 11/15/2047	32	29
2.875% due 08/15/2045	27,317	25,716
2.875% due 11/15/2046	10,966	10,311
3.000% due 05/15/2042	2,750	2,664
3.000% due 11/15/2044	4,454	4,298
3.125% due 02/15/2042	74,170	73,420
3.125% due 08/15/2044	70,025	69,124
3.125% due 05/15/2048	127,058	125,331
3.375% due 05/15/2044	175,750	181,143
3.500% due 02/15/2039	707	745
3.625% due 02/15/2044	21,050	22,604
4.375% due 05/15/2040	6,695	7,955
6.125% due 11/15/2027	3,750	4,667
6.250% due 05/15/2030	5,950	7,795
U.S. Treasury Inflation Protected Securities (g)
0.375% due 07/15/2025 (n)	10,308	9,987
0.375% due 01/15/2027	96,188	91,907
0.500% due 01/15/2028	22,354	21,471
U.S. Treasury Notes
1.375% due 09/30/2020 (l)(n)(p)	34,200	33,249
1.625% due 11/15/2022 (n)(p)	3,000	2,849
1.625% due 04/30/2023 (l)(n)(p)	219,100	206,831
1.625% due 05/31/2023 (n)(p)	128,400	121,100
1.750% due 09/30/2022 (l)(n)(p)	37,000	35,366
1.750% due 01/31/2023 (n)(p)	1,000	952
1.875% due 01/31/2022 (n)(p)	9,222	8,923
1.875% due 02/28/2022 (n)	7,370	7,125
1.875% due 04/30/2022 (n)	16,980	16,386
1.875% due 07/31/2022 (n)(p)	1,895	1,824
2.000% due 11/30/2022 (l)(n)(p)	47,700	45,968
2.000% due 05/31/2024 (n)(p)	6,800	6,457
2.000% due 06/30/2024 (l)(n)(p)	4,914	4,662
2.000% due 08/15/2025 (l)(n)(p)	100,500	94,211
2.000% due 11/15/2026 (l)(n)(p)	26,401	24,436
2.125% due 12/31/2022 (n)	140,300	135,773
2.125% due 03/31/2024 (n)	24,900	23,841
2.125% due 05/15/2025 (p)	201,615	190,991
2.250% due 01/31/2024 (p)	1,039	1,003
2.250% due 10/31/2024 (p)	550	527
2.250% due 02/15/2027	137,299	129,281
2.250% due 11/15/2027 (p)	179,097	167,676
2.375% due 05/15/2027	61,373	58,288
2.875% due 05/15/2028 (l)	177,785	175,153

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	39

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.875% due 08/15/2028	$118,624	$116,842

Total U.S. Treasury Obligations (Cost $2,559,105)		2,464,721

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
American Home Mortgage Investment Trust
4.284% due 11/25/2045 ^•	1,014	798
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^	783	751
Banc of America Funding Trust
2.355% due 10/20/2036 •	2,401	2,153
2.445% due 06/20/2047 •	1,905	1,647
2.616% due 05/25/2037 ^•	652	581
32.476% due 07/25/2047 ^•	1,062	1,692
BCAP LLC Trust
2.436% due 05/25/2047 ^•	1,469	1,377
3.846% due 07/26/2036 ~	285	260
Bear Stearns ALT-A Trust
2.536% due 08/25/2036 •	901	937
4.098% due 03/25/2036 ^~	313	269
4.167% due 08/25/2036 ^~	1,327	900
Bear Stearns Asset-Backed Securities Trust
2.566% due 12/25/2035 ^•	497	340
3.216% due 08/25/2035 •	194	166
ChaseFlex Trust
2.556% due 08/25/2037 •	723	751
Citigroup Mortgage Loan Trust
3.650% due 03/25/2037 ^~	632	578
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~	1,250	970
Countrywide Alternative Loan Trust
2.355% due 09/20/2046 •	3,868	3,318
2.375% due 09/20/2046 •	3,540	2,789
2.376% due 07/25/2036 •	1,780	1,726
2.376% due 12/25/2046 ^•	162	160
2.386% due 11/25/2036 •	260	252
2.406% due 09/25/2046 ^•	3,584	3,298
2.566% due 05/25/2037 ^•	1,003	567
6.000% due 03/25/2036 ^	1,346	1,083
6.000% due 05/25/2036 ^	135	106
6.500% due 12/25/2036 ^	516	377
Credit Suisse Mortgage Capital Certificates
3.833% due 04/28/2037 ~	2,708	2,357
Credit Suisse Mortgage Capital Trust
3.744% due 05/27/2037 ~	5,031	3,365
DBUBS Mortgage Trust
4.537% due 07/10/2044	300	308
HarborView Mortgage Loan Trust
2.668% due 01/19/2036 •	3,241	2,618
3.850% due 06/19/2036 ^~	1,189	836

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^	$171	$157
JPMorgan Alternative Loan Trust
2.326% due 09/25/2036 ^•	317	315
4.014% due 05/25/2037 ^~	1,584	1,435
6.310% due 08/25/2036 ^Ø	2,656	2,385
Lehman Mortgage Trust
6.000% due 07/25/2037 ^	434	413
Merrill Lynch Mortgage Investors Trust
2.466% due 11/25/2035 •	12	12
4.398% due 05/25/2033 ~	9	9
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~	476	214
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 ~	48	50
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^Ø	1,286	697
Residential Accredit Loans, Inc. Trust
2.396% due 05/25/2036 •	2,199	2,001
2.406% due 08/25/2036 •	1,817	1,696
4.380% due 07/25/2035 ~	407	386
4.701% due 01/25/2036 ^~	2,397	2,182
5.038% due 09/25/2035 ^~	251	231
Structured Adjustable Rate Mortgage Loan Trust
2.516% due 08/25/2036 ^•	1,321	1,035
3.875% due 05/25/2036 ^~	1,940	1,685
3.903% due 02/25/2036 ^~	864	819
4.187% due 07/25/2036 ^~	2,930	2,610
Thornburg Mortgage Securities Trust
4.149% due 09/25/2037 ~	12	12
Wachovia Mortgage Loan Trust LLC
3.917% due 05/20/2036 ^~	834	764
WaMu Mortgage Pass-Through Certificates Trust
3.882% due 07/25/2037 ^~	654	609
Washington Mutual Mortgage Pass-Through Certificates Trust
2.685% due 11/25/2046 •	1,865	1,668
6.000% due 07/25/2036	342	282
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	217	204

Total Non-Agency Mortgage-Backed Securities (Cost $47,278)		59,201

ASSET-BACKED SECURITIES 1.8%
Aames Mortgage Investment Trust
3.416% due 06/25/2035 •	4,000	3,897
AASET Trust
3.967% due 05/16/2042	5,663	5,639

40	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ACE Securities Corp. Home Equity Loan Trust
2.376% due 08/25/2036 ^•	$1,776	$630
2.416% due 12/25/2036 •	5,995	2,445
AIM Aviation Finance Ltd.
4.213% due 02/15/2040 Ø	4,618	4,628
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.906% due 07/25/2035 •	1,103	1,108
Apollo Aviation Securitization Equity Trust
4.875% due 03/17/2036 Ø	4,374	4,446
Argent Securities Trust
2.326% due 09/25/2036 •	1,974	849
2.486% due 05/25/2036 •	1,548	582
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.596% due 02/25/2036 •	3,368	2,649
Asset-Backed Funding Certificates Trust
2.346% due 01/25/2037 •	5,481	4,068
Asset-Backed Securities Corp. Home Equity Loan Trust
4.091% due 09/25/2034 •	1,194	1,242
Bear Stearns Asset-Backed Securities Trust
2.626% due 12/25/2035 •	158	158
Blackbird Capital Aircraft Lease Securitization Ltd.
4.213% due 12/16/2041 Ø	5,375	5,407
Business Jet Securities LLC
4.335% due 02/15/2033	3,825	3,832
Citigroup Mortgage Loan Trust
2.476% due 03/25/2036 •	2,182	1,877
Countrywide Asset-Backed Certificates
2.356% due 07/25/2037 ^•	2,964	2,637
2.436% due 09/25/2047 •	830	775
2.456% due 03/25/2036 •	2,219	2,003
Credit-Based Asset Servicing & Securitization Trust
2.366% due 11/25/2036 •	1,585	1,045
Eagle Ltd.
2.570% due 12/15/2039	202	201
ECAF Ltd.
3.473% due 06/15/2040	997	989
4.947% due 06/15/2040	6,835	6,870
Fremont Home Loan Trust
2.366% due 01/25/2037 •	1,852	1,090
2.386% due 02/25/2037 •	2,426	1,345
2.906% due 01/25/2035 •	387	388
GSAA Home Equity Trust
3.617% due 03/25/2036 ~	2,235	1,510
Home Equity Loan Trust
2.556% due 04/25/2037 •	3,100	2,586
JPMorgan Mortgage Acquisition Trust
2.366% due 01/25/2037 •	1,819	1,816

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	$4,652	$4,596
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	12,542	12,564
Lehman XS Trust
2.396% due 06/25/2036 •	763	664
Long Beach Mortgage Loan Trust
2.396% due 03/25/2046 •	8,024	6,156
MAPS Ltd.
4.212% due 05/15/2043	6,775	6,785
MASTR Asset-Backed Securities Trust
2.456% due 03/25/2036 •	3,751	2,762
2.716% due 10/25/2035 ^•	1,736	1,633
Merrill Lynch Mortgage Investors Trust
2.386% due 07/25/2037 •	1,600	980
2.476% due 03/25/2037 •	13,428	11,723
2.666% due 02/25/2047 •	7,183	5,399
METAL LLC
4.581% due 10/15/2042	13,307	13,357
Morgan Stanley ABS Capital, Inc. Trust
2.356% due 10/25/2036 •	1,343	852
2.366% due 11/25/2036 •	2,075	1,451
2.366% due 12/25/2036 •	981	624
2.366% due 02/25/2037 •	5,083	3,264
2.396% due 02/25/2037 •	13,699	6,745
2.416% due 02/25/2037 •	666	430
2.436% due 10/25/2036 •	1,468	939
2.446% due 02/25/2037 •	5,220	2,584
2.466% due 08/25/2036 •	8,262	5,335
3.466% due 07/25/2037 •	2,100	1,963
Morgan Stanley Home Equity Loan Trust
2.316% due 04/25/2037 •	310	208
2.566% due 04/25/2037 •	1,477	1,016
National Collegiate Student Loan Trust
2.476% due 02/26/2029 •	406	404
2.486% due 03/26/2029 •	184	181
NovaStar Mortgage Funding Trust
2.366% due 03/25/2037 •	1,415	693
2.426% due 01/25/2037 •	5,371	2,609
2.466% due 10/25/2036 •	1,469	949
Option One Mortgage Loan Trust
2.356% due 01/25/2037 •	5,684	3,713
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^Ø	12,790	7,693
Residential Asset Mortgage Products Trust
2.676% due 12/25/2035 •	10,890	9,280
S-Jets Ltd.
3.967% due 08/15/2042	12,061	11,997
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040	10,925	10,956

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	41

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
2.466% due 03/25/2036 •		$1,615	$1,231
Specialty Underwriting & Residential Finance Trust
2.366% due 06/25/2037 •		724	500
2.486% due 04/25/2037 •		1,576	1,008
4.167% due 02/25/2037 ^Ø		1,943	1,093
Sprite Ltd.
4.250% due 12/15/2037		8,755	8,758
Structured Asset Investment Loan Trust
2.366% due 09/25/2036 •		1,180	1,144
2.376% due 05/25/2036 •		581	551
Structured Asset Securities Corp. Mortgage Loan Trust
2.716% due 11/25/2037 •		8,000	7,093
Thunderbolt Aircraft Lease Ltd.
4.212% due 05/17/2032 Ø		3,348	3,359

Total Asset-Backed Securities (Cost $214,980)			231,954

SOVEREIGN ISSUES 2.2%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	400	276
2.500% due 12/31/2038 Ø		$11,700	6,924
6.250% due 11/09/2047	EUR	7,000	6,229
6.875% due 01/26/2027		$20,506	17,481
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	74,700	1,729
43.077% (ARLLMONP) due 06/21/2020 ~		255,710	7,217
Corp. Financiera de Desarrollo S.A.
3.250% due 07/15/2019		$3,600	3,606
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,966
Iraq Government International Bond
6.752% due 03/09/2023		$1,750	1,753
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	1,200	1,432
Kuwait International Government Bond
3.500% due 03/20/2027		$34,700	34,072
Mexico Government International Bond
4.600% due 02/10/2048		2,900	2,733
Peru Government International Bond
6.350% due 08/12/2028	PEN	77,900	25,027
8.200% due 08/12/2026		142,200	51,048
Qatar Government International Bond
3.875% due 04/23/2023		$37,600	37,933

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Saudi Government International Bond
2.375% due 10/26/2021	$15,000	$14,499
2.875% due 03/04/2023	14,200	13,735
3.625% due 03/04/2028	30,300	28,947
4.000% due 04/17/2025	15,100	15,136
Slovenia Government International Bond
4.125% due 02/18/2019	300	301
5.250% due 02/18/2024	1,550	1,677
Ukraine Government International Bond
7.375% due 09/25/2032 (n)	2,300	2,006

Total Sovereign Issues (Cost $297,289)		275,727

	SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)	441,790	7
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)	141,128	27

Total Common Stocks (Cost $10,277)		34

WARRANTS 0.0%

UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024	11,865	18

Total Warrants (Cost $31)		18

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (h)	7,750	10,004
Welltower, Inc.
6.500% (h)	84,000	5,084

Total Convertible Preferred Securities (Cost $9,723)		15,088

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.2%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(h)	30,000	3,210
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(h)	106,000	11,289
6.250% (US0003M + 4.557%) due 10/01/2022 ~(h)	25,000	2,612

42	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		SHARES	MARKET VALUE (000S)
Farm Credit Bank of Texas
10.000% due 12/15/2020 (h)(j)		13,000	$14,885

			31,996

UTILITIES 0.1%
SCE Trust
5.000% due 06/26/2022 (h)		341,100	7,368

Total Preferred Securities (Cost $37,901)			39,364

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%

CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC
2.866% (US0003M + 0.500%) due 09/24/2020 ~		$10,700	10,722

REPURCHASE AGREEMENTS (k) 0.1%
			7,286

SHORT-TERM NOTES 0.1%
Harris Corp.
2.786% (US0003M + 0.475%) due 02/27/2019 ~		6,400	6,403

ARGENTINA TREASURY BILLS 0.1%
(31.139)% due 10/12/2018 - 12/28/2018 (e)(f)	ARS	471,720	11,910

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
2.152% due 11/08/2018 - 12/20/2018 (e)(f)(l)(p)	$6,503	$6,476

Total Short-Term Instruments (Cost $43,242)		42,797

Total Investments in Securities (Cost $14,636,210)		14,411,427

	SHARES
INVESTMENTS IN AFFILIATES 1.8%

SHORT-TERM INSTRUMENTS 1.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	22,892,486	226,338

Total Short-Term Instruments (Cost $226,338)		226,338

Total Investments in Affiliates (Cost $226,338)		226,338

Total Investments 115.2% (Cost $14,862,548)		$14,637,765

Financial Derivative Instruments (m)(o) (0.0)% (Cost or Premiums, net $14,675)		(5,245)

Other Assets and Liabilities, net (15.2)%		(1,929,725)

Net Assets 100.0%		$12,702,795

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
¤

All or a portion of this amount represent unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	43

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

(j)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$12,969	$13,006	0.10%
Delta Air Lines, Inc.	4.286	09/30/2019	09/29/2014	13,584	13,590	0.11
Farm Credit Bank of Texas	10.000	12/15/2020	08/26/2010 - 12/03/2010	13,262	14,885	0.12
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014	12,184	11,656	0.09
Norwegian Air Shuttle	5.860	06/24/2021	06/25/2014	6,540	6,539	0.05
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	6,262	0.05
Rise Ltd.	4.750	02/15/2039	02/11/2014 - 04/26/2016	5,518	5,430	0.04

				$70,057	$71,368	0.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$7,286	U.S. Treasury Notes 2.750% due 07/31/2023	$(7,433)	$7,286	$7,287

Total Repurchase Agreements						$(7,433)	$7,286	$7,287

44	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BCY	1.000%	03/23/2018	TBD	(3)	$	(696)	$(700)
BRC	0.100	07/18/2018	TBD	(3)		(1,013)	(1,012)
	1.600	10/01/2018	TBD	(3)		(1,203)	(1,203)
CFR	1.250	09/18/2018	TBD	(3)		(1,632)	(1,632)
GRE	2.200	08/15/2018	11/13/2018			(1,909)	(1,915)
JML	(1.000)	09/21/2018	TBD	(3)	EUR	(1,131)	(1,313)
	1.000	07/24/2018	TBD	(3)	$	(1,016)	(1,018)
	1.250	09/21/2018	TBD	(3)		(606)	(606)
	1.500	07/11/2018	TBD	(3)		(6,221)	(6,238)
MEI	1.250	09/13/2018	TBD	(3)		(1,449)	(1,449)
	1.850	09/13/2018	TBD	(3)		(1,819)	(1,821)

Total Reverse Repurchase Agreements							$(18,907)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
GSC	2.050%	09/24/2018	10/15/2018	$(52,601)	$(52,621)
	2.100	09/20/2018	10/19/2018	(11,634)	(11,642)
	2.120	09/25/2018	10/02/2018	(49,705)	(49,723)
	2.200	09/21/2018	10/05/2018	(67,041)	(67,082)
MSC	2.130	08/07/2018	10/09/2018	(23,444)	(23,521)
NOM	2.200	09/12/2018	10/12/2018	(1,321)	(1,322)
UBS	2.130	08/14/2018	10/17/2018	(335,433)	(336,386)
	2.130	08/15/2018	10/16/2018	(209,791)	(210,375)
	2.130	08/15/2018	10/17/2018	(33,085)	(33,177)
	2.130	08/23/2018	10/17/2018	(62,534)	(62,678)
	2.140	08/17/2018	10/23/2018	(288,573)	(289,345)
	2.140	08/23/2018	10/23/2018	(152,837)	(153,191)
	2.150	07/27/2018	10/29/2018	(9,882)	(9,921)

Total Sale-Buyback Transactions					$(1,300,984)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(700)	$0	$(700)	$729	$29
BRC	0	(2,215)	0	(2,215)	2,194	(21)
CFR	0	(1,632)	0	(1,632)	1,632	0
FICC	7,287	0	0	7,287	(7,433)	(146)
GRE	0	(1,915)	0	(1,915)	1,872	(43)
JML	0	(9,175)	0	(9,175)	9,156	(19)
MEI	0	(3,270)	0	(3,270)	3,168	(102)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	45

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(5)
Master Securities Forward Transaction Agreement
GSC	$0	$0	$(181,068)	$(181,068)	$180,041	$(1,027)
MSC	0	0	(23,521)	(23,521)	23,231	(290)
NOM	0	0	(1,322)	(1,322)	1,288	(34)
UBS	0	0	(1,095,073)	(1,095,073)	1,090,302	(4,771)

Total Borrowings and Other Financing Transactions	$7,287	$(18,907)	$(1,300,984)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(13,968)	$(13,968)
U.S. Treasury Obligations	0	0	(1,915)	0	(1,915)
Sovereign Issues	0	0	0	(1,821)	(1,821)

Total	$0	$0	$(1,915)	$(15,789)	$(17,704)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,300,984)	0	0	(1,300,984)

Total	$0	$(1,300,984)	$0	$0	$(1,300,984)

Total Borrowings	$0	$(1,300,984)	$(1,915)	$(15,789)	$(1,318,688)

Payable for reverse repurchase agreements and sale-buyback financing transactions(6)					$(1,318,688)

(l)	Securities with an aggregate market value of $1,313,944 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(892,946) at a weighted average interest rate of 1.971%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1,273) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(6)	Unsettled reverse repurchase agreements liability of $(1,203) is outstanding at period end.

46	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	$118.500	10/26/2018	257	$257	$(60)	$(72)
Call - CBOT U.S. Treasury 10-Year Note November 2018 Futures	120.500	10/26/2018	257	257	(44)	(8)

					$(104)	$(80)

Total Written Options					$(104)	$(80)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2018	5	$	466	$(4)	$2	$0
U.S. Treasury 5-Year Note December Futures	12/2018	7,128		801,733	(6,762)	390	0
U.S. Treasury 10-Year Note December Futures	12/2018	5,623		667,907	(7,801)	176	0

					$(14,567)	$568	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2018	592	$	(109,143)	$1,168	$0	$(516)
United Kingdom Long Gilt December Futures	12/2018	146		(23,014)	294	2	(30)

					$1,462	$2	$(546)

Total Futures Contracts					$(13,105)	$570	$(546)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Aetna, Inc.	(1.000)%	Quarterly	12/20/2020	0.111%	$ 13,100	$(355)	$98	$(257)	$0	$(2)
Darden Restaurants, Inc.	(1.000)	Quarterly	06/20/2020	0.117	11,500	(222)	46	(176)	2	0
ERP Operating LP	(1.000)	Quarterly	12/20/2020	0.136	3,800	(86)	13	(73)	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	47

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Kinder Morgan Energy Partners LP	(1.000) %	Quarterly	03/20/2019	0.038%	$ 400	$(4)	$1	$(3)	$0	$0
Newmont Mining Corp.	(1.000)	Quarterly	12/20/2020	0.227	7,000	15	(135)	(120)	0	0

						$(652)	$23	$(629)	$2	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Anadarko Petroleum Corp.	1.000%	Quarterly	06/20/2021	0.286%	$	7,000	$(136)	$270	$134	$0	$(3)
Anadarko Petroleum Corp.	1.000	Quarterly	12/20/2021	0.358		10,600	(304)	518	214	0	0
Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2022	0.495		11,700	(123)	335	212	0	(7)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2020	0.198		22,500	315	(2)	313	0	(6)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.334		28,750	198	402	600	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.408		36,650	416	363	779	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.464		22,400	463	21	484	4	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.554		19,400	(120)	506	386	0	(8)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.670		10,000	(132)	300	168	0	(2)
BT Group	1.000	Quarterly	06/20/2023	0.667	EUR	20,100	132	240	372	0	(16)
Carrefour	1.000	Quarterly	06/20/2023	0.791		3,800	17	28	45	0	(9)
Chesapeake Energy Corp.	5.000	Quarterly	06/20/2021	1.991	$	7,000	429	126	555	0	(3)
Chesapeake Energy Corp.	5.000	Quarterly	12/20/2021	2.313		2,500	(7)	213	206	3	0
Daimler AG	1.000	Quarterly	12/20/2020	0.423	EUR	3,500	58	(4)	54	0	(3)
Deutsche Bank AG	1.000	Quarterly	06/20/2019	0.509		9,200	(28)	70	42	0	(1)
DISH DBS Corp.	5.000	Quarterly	12/20/2022	3.894	$	8,500	461	(100)	361	22	0
DISH DBS Corp.	5.000	Quarterly	06/20/2023	4.606		400	3	4	7	1	0
Enbridge, Inc.	1.000	Quarterly	12/20/2021	0.359		10,000	(271)	472	201	1	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2021	0.382		800	(31)	47	16	0	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.501		9,800	(272)	448	176	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.728		1,800	278	(39)	239	1	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.530		12,000	1,827	(12)	1,815	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.766		2,000	365	(59)	306	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2021	0.539		10,300	1,587	(362)	1,225	0	(19)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2021	0.694		900	153	(32)	121	0	(1)

48	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2022	0.961%	$	1,100	$190	$(32)	$158	$0	$(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.163		10,900	2,010	(351)	1,659	0	(10)
General Motors Co.	5.000	Quarterly	06/20/2022	0.807		2,600	443	(56)	387	0	(3)
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.269		4,000	61	(3)	58	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.338		12,200	180	36	216	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.379		16,000	212	100	312	4	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.437		6,100	68	55	123	0	0
HCP, Inc.	1.000	Quarterly	12/20/2020	0.323		10,000	(142)	292	150	11	0
Hess Corp.	1.000	Quarterly	06/20/2021	0.305		45,000	(1,511)	2,351	840	0	(1)
MBIA, Inc.	5.000	Quarterly	12/20/2019	0.527		6,300	(773)	1,124	351	2	0
MetLife, Inc.	1.000	Quarterly	03/20/2022	0.396		2,800	(4)	61	57	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.438		34,500	305	391	696	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.505		40,500	818	(10)	808	4	0
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.707		2,800	(69)	109	40	0	0
Morgan Stanley	1.000	Quarterly	06/20/2020	0.254		66,700	1,037	(172)	865	0	(5)
Morgan Stanley	1.000	Quarterly	06/20/2022	0.410		5,000	63	43	106	0	(1)
Schaeffler Finance BV	5.000	Quarterly	06/20/2022	0.805	EUR	11,300	2,457	(389)	2,068	0	(56)
Schaeffler Finance BV	5.000	Quarterly	06/20/2023	1.073		4,000	835	21	856	0	(25)
Shell International Finance BV	1.000	Quarterly	06/20/2022	0.222		600	9	12	21	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.569	$	5,900	99	4	103	0	0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.366		6,900	20	137	157	0	0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	0.812		12,300	552	460	1,012	0	(17)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2022	0.423		1,800	35	7	42	1	0
Viacom, Inc.	1.000	Quarterly	03/20/2021	0.301		4,700	60	20	80	1	0
Vodafone Group PLC	1.000	Quarterly	06/20/2023	0.695	EUR	11,200	100	90	190	0	(9)

							$12,333	$8,053	$20,386	$60	$(212)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023		$1,296,400	$23,750	$1,528	$25,278	$0	$(64)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	276,100	(8,546)	1,552	(6,994)	19	0

						$15,204	$3,080	$18,284	$19	$(64)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	49

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-22 5-Year Index	1.000%	Quarterly	06/20/2019	$6,600	$98	$(54)	$44	$1	$0
CDX.IG-23 5-Year Index	1.000	Quarterly	12/20/2019	1,900	28	(9)	19	0	0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	92,500	1,337	201	1,538	0	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	39,800	634	183	817	3	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	315,400	4,920	1,420	6,340	0	(19)

					$7,017	$1,741	$8,758	$4	$(19)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	7.035%	Maturity	01/02/2020	BRL	843,800	$0	$(2,362)	$(2,362)	$0	$(111)
Pay	1-Year BRL-CDI	7.500	Maturity	01/02/2020		1,571,500	43	(1,980)	(1,937)	0	(205)
Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024	NZD	80,800	7,257	1,070	8,327	145	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	05/08/2023	$	31,900	(35)	(3)	(38)	24	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	09/19/2023		38,300	(821)	700	(121)	24	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	09/24/2023		126,500	(140)	(279)	(419)	79	0
Pay	3-Month USD-LIBOR	2.960	Semi-Annual	09/26/2023		59,000	(69)	(238)	(307)	36	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	09/26/2023		54,700	(55)	(132)	(187)	34	0
Pay(6)	3-Month USD-LIBOR	3.000	Semi-Annual	10/02/2023		57,600	(59)	(149)	(208)	0	(208)
Pay(6)	3-Month USD-LIBOR	3.040	Semi-Annual	10/02/2023		22,400	(25)	(14)	(39)	0	(39)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,500	13	(124)	(111)	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		130,400	9,864	5,709	15,573	94	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	08/15/2048		17,300	338	470	808	16	0
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028	EUR	76,700	(1,316)	(540)	(1,856)	0	(355)
Receive(6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		66,500	273	412	685	0	(315)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		11,600	276	(43)	233	0	(159)
Pay(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024	GBP	74,500	(1,381)	83	(1,298)	8	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		188,300	2,946	1,803	4,749	0	(299)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		41,700	(179)	300	121	0	(317)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(43)	229	186	0	(5)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		14,860,000	(434)	(41)	(475)	0	(8)

50	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	6-Month JPY-LIBOR	0.415%	Semi-Annual	03/25/2029	$	1,330,000	$0	$(1)	$(1)	$0	$(1)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		1,515,000	(1,734)	417	(1,317)	0	(3)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		1,315,000	(2,455)	746	(1,709)	0	(15)
Pay	28-Day MXN-TIIE	7.500	Lunar	06/02/2021	MXN	21,300	11	(22)	(11)	2	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		139,500	(444)	3	(441)	10	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		103,000	(325)	13	(312)	8	0
Pay	28-Day MXN-TIIE	5.840	Lunar	09/14/2021		219,300	(629)	(20)	(649)	17	0
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		150,900	(447)	(18)	(465)	12	0
Pay	28-Day MXN-TIIE	5.750	Lunar	09/30/2021		112,500	(347)	(10)	(357)	9	0
Pay	28-Day MXN-TIIE	5.630	Lunar	10/11/2021		720,200	(2,418)	14	(2,404)	55	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		13,800	0	(14)	(14)	1	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		930,000	0	(22)	(22)	87	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		603,000	65	(96)	(31)	56	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		596,300	0	(291)	(291)	54	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		2,583,400	(1,736)	260	(1,476)	232	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		1,514,900	0	(869)	(869)	133	0
Pay	28-Day MXN-TIIE	7.635	Lunar	02/28/2023		385,300	0	(205)	(205)	34	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		1,485,600	(103)	1,031	928	0	(41)
Pay	CPURNSA	1.278	Maturity	09/30/2020	$	29,300	687	421	1,108	18	0
Pay	CPURNSA	1.303	Maturity	09/30/2020		7,550	166	108	274	5	0
Receive	UKRPI	3.530	Maturity	10/15/2031	GBP	38,600	344	(223)	121	0	(72)

							$7,088	$6,093	$13,181	$1,194	$(2,153)

Total Swap Agreements							$40,990	$18,990	$59,980	$1,279	$(2,450)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	51

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$570	$1,279	$1,849	$(80)	$(546)	$(2,450)	$(3,076)

(n)

Securities with an aggregate market value of $222,555 and cash of $13,233 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

52	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2018	AUD	1,238	$	892	$0	$(3)
	10/2018	BRL	24,576		6,013	0	(72)
	10/2018	$	6,138	BRL	24,575	0	(53)
	10/2018		1,366	PLN	5,104	19	0
	11/2018		5,997	BRL	24,575	74	0
	11/2018		789	ZAR	11,373	12	0
	01/2019		21,408	EGP	400,972	243	0
BPS	10/2018	ARS	296,506	$	7,591	497	0
	10/2018	PEN	36,160		10,809	0	(129)
	10/2018	TRY	101,281		16,087	0	(502)
	10/2018	$	13,304	ARS	506,877	0	(1,061)
	10/2018		10,944	PEN	36,160	0	(6)
	11/2018	MXN	238,740	$	12,384	0	(288)
	12/2018	PEN	25,998		7,788	0	(63)
	12/2018	TWD	971,799		31,788	0	(319)
	01/2019	PEN	36,160		10,904	1	0
BRC	10/2018	EUR	264,146		308,934	2,247	0
CBK	10/2018	CAD	10,000		7,740	0	(2)
	10/2018	$	7,136	EUR	6,092	0	(63)
	10/2018		843	MXN	16,217	20	0
	11/2018	AUD	1,238	$	894	0	(1)
	11/2018	MXN	289,383		15,019	0	(341)
	11/2018	$	5,307	RUB	364,838	237	0
FBF	12/2018	SGD	4,979	$	3,651	3	0
GLM	11/2018	GBP	20,763		27,309	210	0
	11/2018	ZAR	22,822		1,562	0	(45)
	03/2019	$	1,669	ARS	51,725	0	(617)
HUS	10/2018	BRL	24,575	$	6,138	53	0
	10/2018	NZD	4,906		3,242	0	(10)
	10/2018	$	5,987	BRL	24,575	98	0
	10/2018		7,713	CAD	10,000	29	0
	10/2018		3,264	NZD	4,906	0	(12)
	11/2018	CAD	10,000	$	7,718	0	(29)
	11/2018	NZD	4,906		3,265	12	0
	11/2018	$	964	MXN	18,174	1	(1)
	11/2018		848	ZAR	12,147	7	0
	12/2018	CNH	4,654	$	682	8	0
	12/2018	HKD	3,288		420	0	(1)
	12/2018	PEN	200,000		59,866	0	(528)
	12/2018	$	18,606	RUB	1,277,506	750	0
JPM	10/2018	MXN	126,452	$	6,715	0	(17)
	10/2018	$	25,493	EUR	21,888	0	(80)
	10/2018		141,721	GBP	107,577	0	(1,504)
	10/2018		2,077	JPY	234,365	0	(14)
	11/2018	ARS	295,490	$	9,092	2,335	0
	11/2018	GBP	107,577		141,914	1,505	0
	11/2018	JPY	234,365		2,081	14	0
	11/2018	$	7,746	CAD	10,136	108	0
	11/2018		704	ZAR	10,518	36	0
	11/2018	ZAR	26,425	$	1,690	0	(171)
NGF	10/2018	$	19,954	MXN	393,036	1,045	0
	12/2018	SGD	68,110	$	49,803	0	(103)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	53

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	10/2018	$	2,527	GBP	1,922	$0	$(22)
	12/2018		30,354	IDR	451,207,930	0	(459)
	12/2018		30,685	INR	2,206,630	0	(631)
	01/2019		13,463	EGP	251,624	124	0
SOG	10/2018	GBP	109,499	$	141,118	0	(1,603)
	12/2018	$	10,054	RUB	685,907	339	0
SSB	10/2018	JPY	234,365	$	2,112	49	0
	11/2018	ARS	296,355		9,349	2,572	0
	12/2018	KRW	35,652,590		31,918	0	(270)
UAG	10/2018	$	279,009	EUR	237,614	0	(3,128)
	10/2018		33,695	RUB	2,315,855	1,617	0
	10/2018		15,702	TRY	103,441	1,340	0
	11/2018	EUR	237,614	$	279,685	3,135	0
	11/2018	RUB	364,838		5,685	142	0

Total Forward Foreign Currency Contracts						$18,882	$(12,148)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$	197,500	$469	$17
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.107	09/12/2019		160,400	754	602
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020		273,000	2,002	1,074
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		31,300	933	1,204
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019		34,300	1,646	2,668
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019		14,600	689	1,138
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018		599,600	1,469	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018		180,500	380	0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		51,200	2,424	1,137
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		26,600	807	1,023
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019		22,200	627	732
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019		18,100	1,222	679
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		47,200	2,360	1,310
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		20,400	632	785
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019		48,200	2,217	3,843

54	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943%	12/12/2019	$	15,900	$763	$1,246
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019		17,000	978	341

								$20,372	$17,799

Total Purchased Options								$20,372	$17,799

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800%	10/17/2018	EUR	57,300	$(70)	$(7)
BRC	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	10/17/2018		125,100	(154)	(4)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.950	10/17/2018		126,700	(148)	(2)
CKL	Put - OTC iTraxx Europe 30 5-Year Index	Sell	0.950	12/19/2018		65,500	(71)	(57)
DUB	Put - OTC CDX.IG-31 5-Year Index	Sell	0.800	12/19/2018	$	58,000	(55)	(41)
FBF	Put - OTC CDX.IG-31 5-Year Index	Sell	0.800	11/21/2018		63,200	(44)	(24)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700	10/17/2018		104,700	(102)	(12)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	11/21/2018		167,700	(169)	(36)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.950	10/17/2018	EUR	56,300	(65)	(1)
JLN	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.850	10/17/2018		63,400	(74)	(4)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	10/17/2018		58,400	(78)	(2)

							$(1,030)	$(190)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	3.800	10/30/2018	$ 10,559	$(148)	$(114)
CBK	Put - OTC USD versus BRL		3.800	10/30/2018	11,073	(157)	(120)
	Call - OTC USD versus MXN	MXN	20.300	10/03/2018	61,398	(1,346)	0

						$(1,651)	$(234)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$ (240)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(273)	0

						$ (513)	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	55

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910%	10/12/2018	$ 88,700	$(86)	$(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.110	10/12/2018	88,700	(86)	(109)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.950	10/15/2018	127,200	(135)	(31)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150	10/15/2018	127,200	(122)	(92)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.010	10/24/2018	60,200	(59)	(62)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.220	10/24/2018	60,200	(59)	(29)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	134,600	(955)	(2,287)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	150,900	(1,648)	(3,666)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	64,200	(689)	(1,563)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019	39,500	(469)	(23)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	09/12/2019	35,300	(755)	(600)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	26,000	(2,002)	(1,190)
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	10/18/2018	53,000	(55)	(24)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.170	10/18/2018	53,000	(55)	(37)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	10/29/2018	53,600	(50)	(58)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200	10/29/2018	53,600	(50)	(40)
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.875	10/10/2018	51,300	(53)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.085	10/10/2018	51,300	(53)	(76)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	10/22/2018	53,100	(63)	(56)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.220	10/22/2018	53,100	(56)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018	43,300	(407)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	41,700	(529)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	41,700	(542)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	38,000	(380)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	262,150	(2,681)	(2,585)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	114,400	(807)	(1,944)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	95,600	(643)	(1,390)

56	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.840%	10/09/2018	$ 50,600	$(58)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	10/09/2018	50,600	(56)	(115)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980	10/29/2018	52,100	(49)	(50)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.170	10/29/2018	52,100	(49)	(50)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	78,700	(1,221)	(900)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	236,000	(2,382)	(2,194)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	87,700	(637)	(1,490)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	211,900	(2,225)	(5,149)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	70,200	(766)	(1,710)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	74,900	(979)	(300)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830	10/04/2018	59,100	(65)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2018	59,100	(72)	(137)

							$(22,048)	$(27,987)

Total Written Options							$(25,242)	$(28,411)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	12/20/2018	0.419%	$	100	$(5)	$5	$0	$0
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.258		800	(24)	40	16	0
	China Government International Bond	1.000	Quarterly	12/20/2020	0.215		1,400	(27)	51	24	0
	Intesa Sanpaolo	1.000	Quarterly	06/20/2023	3.373	EUR	6,960	(911)	67	0	(844)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	$	1,600	(15)	6	0	(9)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	1.109		37,700	(2,053)	2,025	0	(28)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.335		6,600	(720)	695	0	(25)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.057		15,500	(776)	764	0	(12)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.731		1,900	(115)	68	0	(47)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.137		6,600	(379)	62	0	(317)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	57

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
BRC	Indonesia Government International Bond	1.000%	Quarterly	06/20/2023	1.190%	$	500	$(7)	$3	$0	$(4)
	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.373	EUR	400	(59)	11	0	(48)
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.419	$	4,600	(229)	237	8	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013		3,300	(34)	33	0	(1)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.057		4,600	(237)	233	0	(4)
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.349		5,800	(158)	73	0	(85)
	Bausch Health Companies, Inc.	5.000	Quarterly	12/20/2020	1.139		400	10	24	34	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128		1,500	(14)	5	0	(9)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.431		9,500	(793)	690	0	(103)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	5.561		8,300	693	(827)	0	(134)
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.419		1,800	(84)	87	3	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.536		86,900	94	225	319	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.341		1,600	(145)	131	0	(14)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.502		3,700	(335)	280	0	(55)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.731		12,200	(758)	453	0	(305)
GST	American Tower Corp.	1.000	Quarterly	06/20/2021	1.128		12,500	(590)	552	0	(38)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	5.561		5,700	503	(595)	0	(92)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452		10,900	(504)	(156)	0	(660)
	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.277		6,000	(310)	426	116	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.190		1,200	(16)	7	0	(9)
	Italy Government International Bond	1.000	Quarterly	06/20/2021	1.138		64,200	(796)	586	0	(210)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013		14,800	(137)	133	0	(4)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	1.109		9,600	(545)	538	0	(7)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	3.120		6,000	(642)	117	0	(525)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.057		16,000	(798)	785	0	(13)
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	12/20/2019	0.564		6,100	(58)	92	34	0

58	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
HUS	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2018	2.419%	$	1,600	$16	$(4)	$12	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452		10,800	(684)	30	0	(654)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.190		700	(9)	4	0	(5)
	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.373	EUR	800	(111)	14	0	(97)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	$	34,300	(301)	293	0	(8)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128		2,300	(22)	9	0	(13)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.731		3,700	(225)	133	0	(92)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.137		5,000	(287)	47	0	(240)
JPM	Intesa Sanpaolo	1.000	Quarterly	06/20/2023	3.373	EUR	3,670	(474)	29	0	(445)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	$	2,200	(21)	8	0	(13)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.057		2,800	(150)	148	0	(2)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.502		8,250	(711)	588	0	(123)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.731		10,000	(627)	377	0	(250)
	Southern Co.	1.000	Quarterly	12/20/2022	0.492		13,400	166	108	274	0
MYC	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.277		24,000	(795)	1,260	465	0
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.419		17,500	(815)	844	29	0
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.410		2,900	6	3	9	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.536		44,400	(173)	336	163	0
	ONEOK Partners LP	1.000	Quarterly	06/20/2021	0.384		10,000	(980)	1,145	165	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.431		9,500	(783)	680	0	(103)
UAG	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	5.561		6,000	542	(639)	0	(97)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.130		1,550	(103)	44	0	(59)
	Park Aerospace Holdings Ltd. «	5.000	Quarterly	07/01/2020	2.332		4,300	252	(3)	249	0

								$(17,263)	$13,380	$1,920	$(5,803)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	59

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020	$ 4,700	$42	$463	$505	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,300	1,566	(116)	1,450	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,600	1,055	438	1,493	0
DUB	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,900	(187)	81	0	(106)
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	8,900	752	501	1,253	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,200	(36)	41	5	0
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	19,400	(2,958)	1,808	0	(1,150)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	850	85	35	120	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	1,200	191	(1)	190	0
JPS	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	7,000	(993)	(463)	0	(1,456)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,400	(244)	161	0	(83)
MEI	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	5,350	(751)	(361)	0	(1,112)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	4,400	(481)	235	0	(246)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	8,200	(1,431)	945	0	(486)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	142	18	0
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	15,700	(1,108)	231	0	(877)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	92	12	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	60	8	0

						$(4,754)	$4,292	$5,054	$(5,516)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$	5,500	$0	$248	$248	$0
CBK	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024	NZD	8,000	135	689	824	0
DUB	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024		24,200	432	2,062	2,494	0
JPM	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024		6,200	109	530	639	0

								$676	$3,529	$4,205	$0

Total Swap Agreements								$(21,341)	$21,201	$11,179	$(11,319)

60	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities				Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter
BOA	$348	$6,703	$2,203	$9,254	$(128)	$(9,660)	$0	$(9,788)	$(534)	$764	$230
BPS	498	0	40	538	(2,368)	(280)	(1,282)	(3,930)	(3,392)	2,816	(576)
BRC	2,247	0	8	2,255	0	(83)	(57)	(140)	2,115	448	2,563
CBK	257	0	2,351	2,608	(407)	(197)	(197)	(801)	1,807	(2,085)	(278)
CKL	0	0	0	0	0	(57)	0	(57)	(57)	0	(57)
DUB	0	2,892	2,816	5,708	0	(5,960)	(614)	(6,574)	(866)	(719)	(1,585)
FBF	3	0	0	3	0	(24)	0	(24)	(21)	0	(21)
GLM	210	8,204	0	8,414	(662)	(11,958)	0	(12,620)	(4,206)	4,687	481
GST	0	0	1,408	1,408	0	(49)	(2,708)	(2,757)	(1,349)	1,235	(114)
HUS	958	0	12	970	(581)	0	(1,109)	(1,690)	(720)	744	24
JLN	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
JPM	3,998	0	1,223	5,221	(1,786)	(137)	(833)	(2,756)	2,465	(2,250)	215
JPS	0	0	0	0	0	0	(1,539)	(1,539)	(1,539)	1,401	(138)
MEI	0	0	0	0	0	0	(1,844)	(1,844)	(1,844)	1,887	43
MYC	0	0	849	849	0	0	(877)	(877)	(28)	(105)	(133)
NGF	1,045	0	0	1,045	(103)	0	(103)	(206)	839	(680)	159
SAL	0	0	12	12	0	0	0	0	12	0	12
SCX	124	0	0	124	(1,112)	0	0	(1,112)	(988)	1,017	29
SOG	339	0	0	339	(1,603)	0	0	(1,603)	(1,264)	(460)	(1,724)
SSB	2,621	0	0	2,621	(270)	0	0	(270)	2,351	149	2,500
UAG	6,234	0	257	6,491	(3,128)	0	(156)	(3,284)	3,207	(3,330)	(123)

Total Over the Counter	$18,882	$17,799	$11,179	$47,860	$(12,148)	$(28,411)	$(11,319)	$(51,878)

(p)

Securities with an aggregate market value of $16,349 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	61

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$570	$570
Swap Agreements	0	85	0	0	1,194	1,279

	$0	$85	$0	$0	$1,764	$1,849

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,882	$0	$18,882
Purchased Options	0	0	0	0	17,799	17,799
Swap Agreements	0	6,974	0	0	4,205	11,179

	$0	$6,974	$0	$18,882	$22,004	$47,860

	$0	$7,059	$0	$18,882	$23,768	$49,709

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$80	$80
Futures	0	0	0	0	546	546
Swap Agreements	0	297	0	0	2,153	2,450

	$0	$297	$0	$0	$2,779	$3,076

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,148	$0	$12,148
Written Options	0	190	0	234	27,987	28,411
Swap Agreements	0	11,319	0	0	0	11,319

	$0	$11,509	$0	$12,382	$27,987	$51,878

	$0	$11,806	$0	$12,382	$30,766	$54,954

62	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,342	$1,342
Futures	0	0	0	0	(2,151)	(2,151)
Swap Agreements	0	13,587	0	0	(28,199)	(14,612)

	$0	$13,587	$0	$0	$(29,008)	$(15,421)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,979	$0	$14,979
Purchased Options	0	0	0	0	(812)	(812)
Written Options	0	3,650	0	1,587	3,311	8,548
Swap Agreements	0	7,055	0	0	(494)	6,561

	$0	$10,705	$0	$16,566	$2,005	$29,276

	$0	$24,292	$0	$16,566	$(27,003)	$13,855

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(159)	$(159)
Futures	0	0	0	0	(26,299)	(26,299)
Swap Agreements	0	7,999	0	0	8,945	16,944

	$0	$7,999	$0	$0	$(17,513)	$(9,514)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,480)	$0	$(2,480)
Purchased Options	0	0	0	0	2,179	2,179
Written Options	0	(93)	0	1,329	(5,061)	(3,825)
Swap Agreements	0	(3,444)	0	0	129	(3,315)

	$0	$(3,537)	$0	$(1,151)	$(2,753)	$(7,441)

	$0	$4,462	$0	$(1,151)	$(20,266)	$(16,955)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$402,844	$98,934	$501,778
Corporate Bonds & Notes
Banking & Finance	0	5,221,897	6,262	5,228,159
Industrials	0	3,648,323	9,639	3,657,962
Utilities	0	1,117,071	0	1,117,071
Municipal Bonds & Notes
Colorado	0	8,659	0	8,659
Illinois	0	11,684	0	11,684
Michigan	0	2,383	0	2,383
Virginia	0	5,289	0	5,289
West Virginia	0	2,122	0	2,122
U.S. Government Agencies	0	745,319	2,097	747,416
U.S. Treasury Obligations	0	2,464,721	0	2,464,721

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	63

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

(Unaudited)

September 30, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Non-Agency Mortgage-Backed Securities	$0	$59,201	$0	$59,201
Asset-Backed Securities	0	231,954	0	231,954
Sovereign Issues	0	275,727	0	275,727
Common Stocks
Consumer Discretionary	34	0	0	34
Warrants
Utilities	18	0	0	18
Convertible Preferred Securities
Banking & Finance	15,088	0	0	15,088
Preferred Securities
Banking & Finance	0	31,996	0	31,996
Utilities	7,368	0	0	7,368
Short-Term Instruments
Certificates of Deposit	0	10,722	0	10,722
Repurchase Agreements	0	7,286	0	7,286
Short-Term Notes	0	6,403	0	6,403
Argentina Treasury Bills	0	11,910	0	11,910
U.S. Treasury Bills	0	6,476	0	6,476
	$22,508	$14,271,987	$116,932	$14,411,427

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$226,338	$0	$0	$226,338
Total Investments	$248,846	$14,271,987	$116,932	$14,637,765

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	570	1,279	0	1,849
Over the counter	0	47,611	249	47,860
	$570	$48,890	$249	$49,709

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(546)	(2,530)	0	(3,076)
Over the counter	0	(51,878)	0	(51,878)
	$(546)	$(54,408)	$0	$(54,954)
Total Financial Derivative Instruments	$24	$(5,518)	$249	$(5,245)
Totals	$248,870	$14,266,469	$117,181	$14,632,520

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

64	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares of the PIMCO Investment Grade Credit Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	65

Notes to Financial Statements (Cont.)

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is

66	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2018

paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2018, the FASB issued ASU 2018-13 which amends ASC 820 to modify the disclosure requirements on fair value measurements. The ASU is effective for annual periods beginning after

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	67

Notes to Financial Statements (Cont.)

December 15, 2019, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

68	PIMCO INVESTMENT GRADE CREDIT BOND FUND

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If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask

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Notes to Financial Statements (Cont.)

information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

70	PIMCO INVESTMENT GRADE CREDIT BOND FUND

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For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the

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Notes to Financial Statements (Cont.)

trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central

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Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$69,163	$1,227,210	$(1,070,010)	$(24)	$(1)	$226,338	$610	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Notes to Financial Statements (Cont.)

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or

74	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

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guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2018 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

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Notes to Financial Statements (Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between

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Notes to Financial Statements (Cont.)

the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference

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between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or

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closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other

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relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified

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return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of

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default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

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Notes to Financial Statements (Cont.)

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over the counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

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Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to

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Notes to Financial Statements (Cont.)

reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have

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a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C
0.25%	0.25%	0.35%	0.45%(1)	0.25%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2019, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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Notes to Financial Statements (Cont.)

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2018, the Distributor retained $3,453,163 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

88	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2018

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for amounts waived pursuant to the Expense Limitation Agreement in future periods, not to exceed thirty-six months after the waiver. At September 30, 2018, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2018, the amount waived was $4,688.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	89

Notes to Financial Statements (Cont.)

portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2018, were as follows (amounts in thousands†):

Purchases	Sales
$121,908	$83,940

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,443,691	$7,628,767	$2,899,377	$1,559,656

†	A zero balance may reflect actual amounts rounding to less than one thousand.

90	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2018

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	128,655	$1,301,049	273,806		$2,869,081
I-2	110,790	1,118,257	173,807		1,830,043
I-3	7,029	70,890	0		0
Administrative Class	2,423	24,545	9,646		101,538
Class D	0	0	30,219		318,431
Class A	13,056	132,246	102,251	(a)	1,056,317	(a)
Class C	1,596	16,164	9,625		101,434

Issued as reinvestment of distributions
Institutional Class	12,389	125,161	26,379		277,452
I-2	4,450	44,957	8,439		88,742
I-3	38	379	0		0
Administrative Class	292	2,956	809		8,507
Class D	0	0	2,602		27,423
Class A	2,646	26,739	3,866		40,665
Class C	588	5,937	1,517		15,962

Cost of shares redeemed
Institutional Class	(119,688)	(1,212,620)	(196,453)		(2,058,592)
I-2	(64,994)	(656,768)	(61,007)		(638,662)
I-3	(164)	(1,651)	0		0
Administrative Class	(10,849)	(109,384)	(6,433)		(67,544)
Class D	0	0	(96,542	)(a)	(995,260	)(a)
Class A	(42,804)	(433,050)	(31,305)		(328,543)
Class C	(8,270)	(83,607)	(15,324)		(160,781)
Net increase (decrease) resulting from Fund share transactions	37,183	$372,200	235,902		$2,486,213

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 68,491 Class D shares in the amount of $701,019 converted into Class A shares of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	91

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2018

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Investment Grade Credit Bond Fund	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$14,901,702	$204,795	$(425,955)	$(221,160)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

92	PIMCO INVESTMENT GRADE CREDIT BOND FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JLN	JP Morgan Chase Bank N.A. London
BOA	Bank of America N.A.	JML	JP Morgan Securities Plc
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.
BRC	Barclays Bank PLC	JPS	JP Morgan Securities, Inc.
CBK	Citibank N.A.	MEI	Merrill Lynch International
CFR	Credit Suisse Securities (Europe) Ltd.	MSC	Morgan Stanley & Co., Inc.
CKL	Citibank N.A. London	MYC	Morgan Stanley Capital Services, Inc.
DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
FBF	Credit Suisse International	NOM	Nomura Securities International Inc.
FICC	Fixed Income Clearing Corporation	SAL	Citigroup Global Markets, Inc.
GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
GRE	RBS Securities, Inc.	SOG	Societe Generale
GSC	Goldman Sachs & Co.	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	KRW	South Korean Won
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	PEN	Peruvian New Sol
CNH	Chinese Renminbi (Offshore)	PLN	Polish Zloty
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TRY	Turkish New Lira
HKD	Hong Kong Dollar	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR
BP0003M	3 Month GBP-LIBOR	SOFRRATE	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	US0003M	3 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
ALT	Alternate Loan Trust	PIK	Payment-in-Kind
BABs	Build America Bonds	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	REMIC	Real Estate Mortgage Investment Conduit
CDI	Brazil Interbank Deposit Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	93

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 20-21, 2018, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2019. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2019. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2019.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds,

94	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received information on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2018 meeting. The Independent Trustees also conducted several in-person meetings with counsel to the Trust and the Independent Trustees, including one on July 18, 2018, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements, the Board received comparative information on the performance and the fees and expenses of other peer group funds and share classes. The Board also requested and received supplemental information regarding, among other information: business strategy with regard to certain funds, fund performance, the expense structure of certain funds and competitive comparisons of the total expense ratios of certain funds and classes, and historical changes to advisory and supervisory and administrative fees and related information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	95

Approval of Investment Advisory Contract and Other Agreements (Cont.)

management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2017, including, but not limited to upgrading the global network and infrastructure to support trading and risk management systems; enhancing and continuing to expand capabilities within the pre-trade compliance platform; enhancing flexible client reporting capabilities to support increased differentiation within local markets; developing new application and database frameworks to support new trading strategies; expanding proprietary applications suites to enrich capabilities across Compliance, Analytics, Risk Management, Client Reporting, Attribution and Customer Relationship management; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program and global business continuity functions; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; engaging a third party service provider to implement the SEC reporting modernization regime; expanding the Fund Treasurer’s Office; enhancing a proprietary application to provide portfolio managers with more timely and high quality income reporting; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; upgrading a proprietary application to allow shareholder subscription and redemption data to pass to portfolio managers more quickly and efficiently; and continuing to expand the pricing portal and the proprietary performance reconciliation tool. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund,

96	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 and other performance data, as available, over short- and long-term periods ended June 30, 2018 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 20-21, 2018 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	97

Approval of Investment Advisory Contract and Other Agreements (Cont.)

March 31, 2018. The Board also noted that, as of March 31, 2018, 75%, 71% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of June 30, 2018, 91%, 87% and 93% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net of fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes at scale. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average

98	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	99

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Broadridge. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Broadridge, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Strategic Bond Fund by 15 basis points and waive the Fund’s supervisory and administrative fee by five basis points for each share class of the Fund for an initial term from October 1, 2018 through July 31, 2021. The

100	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

Board considered that the purpose of the proposal is to reflect recent changes to the Fund’s strategy and realign its position.

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the PIMCO Strategic Bond Fund after the proposals to decrease its fees, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year under both the adjusted asset profitability method (formerly known as the “difficulty factor” method) and the profit and loss method, which were each utilized to calculate profitability. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to PIMCO’s relationship with the Funds were within the ranges of publicly traded fund companies reported by Broadridge and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics, senior management supervision, governance and oversight of those services, and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	101

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

102	PIMCO INVESTMENT GRADE CREDIT BOND FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4021SAR_093018

PIMCO Funds

Semiannual Report

September 30, 2018

PIMCO Low Duration Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following this letter is the PIMCO Funds Semiannual Report which covers the six-month reporting period ended September 30, 2018. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the first quarter of 2018. During the second quarter of 2018 GDP growth rose to an annual pace of 4.2%, representing the strongest pace since the third quarter of 2014. The Commerce Department’s initial reading — released after the end of the reporting period — showed that third-quarter 2018 GDP grew at an annual pace of 3.5%.

The Federal Reserve (the “Fed”) continued to normalize monetary policy during the reporting period. In June 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. At its September 2018 meeting, the Fed again increased rates to a range between 2.00% and 2.25%. In addition to increasing the federal funds rate, the Fed continued to reduce its balance sheet during the reporting period.

Economic activity outside the U.S. initially accelerated during the reporting period, but moderated somewhat as the reporting period progressed. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. The Bank of England raised rates at its meeting in August 2018 and the Bank of Canada raised rates once during the reporting period. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, and that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period as short-term rates moved up more than their longer-term counterparts. In our view, the increase in rates at the short end of the yield curve was mostly due to Fed interest rate increases. The yield on the benchmark 10-year U.S. Treasury note was 3.05% at the end of the reporting period, up from 2.74% on March 31, 2018.

U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -0.49% during the reporting period. Meanwhile the Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned -0.14% during the reporting period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 3.46% during the reporting period, whereas emerging market external debt, as represented by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, returned -1.71% during the reporting period. Emerging market local bonds, as represented by the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.06% during the reporting period. The emerging market debt asset class was negatively impacted by signs of moderating growth in China, the strengthening

2	PIMCO LOW DURATION FUND

U.S. dollar and headline issues in countries such as Argentina and Turkey. Emerging market local currencies were hit especially hard, many of which significantly depreciated versus the U.S. dollar during the reporting period.

Global equities produced mixed results during the reporting period, while U.S. equities rallied sharply. We believe this rally was driven by a number of factors, including optimism surrounding the December 2017 tax reform bill and corporate profits that often exceeded expectations. All told, U.S. equities, as represented by the S&P 500 Index, returned 11.41% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned -8.97% during the reporting period, whereas global equities, as represented by the MSCI World Index, returned 6.80%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned 8.81% during the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned 5.37%.

Commodity prices fluctuated and generated mixed results during the reporting period. When the reporting period began crude oil was approximately $65 a barrel, but by the end of the reporting period crude oil was roughly $73 a barrel. This ascent was driven in part by planned and observed production cuts by the Organization of Petroleum Exporting Countries (OPEC) and the collapse in Venezuelan oil production. Elsewhere, gold and copper prices moved lower during the reporting period.

Finally, during the reporting period the foreign exchange markets experienced periods of volatility, due in part to signs of decoupling economic growth and central bank policies, along with a number of geopolitical events. The U.S. dollar strengthened against other major currencies during the reporting period. For example, the U.S. dollar returned 6.20%, 7.63% and 6.83% versus the euro, British pound and Japanese yen, respectively, during the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	3

Important Information About the PIMCO Low Duration Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Low Duration Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to the Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s decision to leave the European Union may impact Fund returns. This decision may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales

4	PIMCO LOW DURATION FUND

Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2*	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Low Duration Fund	05/11/87	05/11/87	04/30/08	04/27/18	01/03/95	01/13/97	01/13/97	12/31/02	Diversified

*	Effective April 27, 2018, the name of Class P for all Funds of the Trust that offer such class was changed to I-2.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	5

Important Information About the PIMCO Low Duration Fund (Cont.)

providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC has adopted a rule that, beginning in 2021, generally will allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO currently is evaluating how to make the electronic delivery option available to shareholders in the future.

The SEC adopted amendments to certain disclosure requirements relating to open-end investment companies’ liquidity risk management programs. Effective December 1, 2019, large fund complexes will be required to include in their shareholder reports a discussion of their liquidity risk management programs’ operations over the past year.

6	PIMCO LOW DURATION FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2018	7

PIMCO Low Duration Fund

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	0.23%	(0.02)%	1.17%	3.23%	5.39%
PIMCO Low Duration Fund I-2	0.19%	(0.12)%	1.07%	3.13%	5.31%
PIMCO Low Duration Fund I-3	0.16%	(0.17)%	1.02%	3.08%	5.23%
PIMCO Low Duration Fund Administrative Class	0.11%	(0.27)%	0.92%	2.98%	5.13%
PIMCO Low Duration Fund Class A	0.09%	(0.33)%	0.84%	2.87%	4.94%
PIMCO Low Duration Fund Class A (adjusted)	(2.16)%	(2.57)%	0.38%	2.64%	4.84%
PIMCO Low Duration Fund Class C	(0.08)%	(0.65)%	0.53%	2.54%	4.48%
PIMCO Low Duration Fund Class C (adjusted)	(1.08)%	(1.64)%	0.53%	2.54%	4.48%
PIMCO Low Duration Fund Class R	(0.06)%	(0.60)%	0.58%	2.62%	4.68%
ICE BofAML 1-3 Year U.S. Treasury Index	0.42%	0.03%	0.56%	1.09%	4.44%
Lipper Short Investment Grade Debt Funds Average	0.84%	0.64%	1.18%	2.35%	4.56%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.46% for Institutional Class shares, 0.56% for I-2 shares, 0.66% for I-3 shares, 0.71% for Administrative Class shares, 0.75% for Class A shares, 1.10% for Class C shares and 1.05% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO LOW DURATION FUND

Institutional Class - PTLDX	I-2 - PLDPX	I-3 - PTLNX	Administrative Class - PLDAX
Class A - PTLAX	Class C - PTLCX	Class R - PLDRX

Allocation Breakdown as of 09/30/2018†§

U.S. Government Agencies	35.2%
Short-Term Instruments‡	29.4%
Corporate Bonds & Notes	23.0%
Asset-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	2.2%
Sovereign Issues	1.4%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Low Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

»	The following affected performance during the reporting period:

»	Long Argentine peso exposure detracted from relative performance, as the currency depreciated against the U.S. dollar.

»	Underweight exposure to U.S. front-end rates contributed to relative performance, as the front-end interest rates rose.

»	Long Mexican peso exposure detracted from relative performance, as the currency depreciated against the U.S. dollar.
»	Long Swedish krona exposure detracted from relative performance, as the currency depreciated against the U.S. dollar.

»	Positions in agency mortgage-backed securities detracted from performance, as spreads widened during the latter part of the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	9

Expense Example PIMCO Low Duration Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2018 to September 30, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

10	PIMCO LOW DURATION FUND

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,002.30	$2.70	$1,000.00	$1,022.24	$2.72	0.54%
I-2	1,000.00	1,001.90	3.19	1,000.00	1,021.74	3.23	0.64
I-3(a)	1,000.00	1,004.30	2.92	1,000.00	1,018.18	2.94	0.69
Administrative Class	1,000.00	1,001.10	3.94	1,000.00	1,020.99	3.98	0.79
Class A	1,000.00	1,000.90	4.14	1,000.00	1,020.79	4.18	0.83
Class C	1,000.00	999.20	5.88	1,000.00	1,019.05	5.94	1.18
Class R	1,000.00	999.40	5.63	1,000.00	1,019.30	5.69	1.13

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/27/18 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 154/365 for the I-3 shares of the PIMCO Low Duration Fund (to reflect the period since the inception date of 4/27/18). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	11

Benchmark Descriptions

Index*	Benchmark Descriptions

ICE BofAML 1-3 Year U.S. Treasury Index	The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

*	It is not possible to invest directly in an unmanaged index.

12	PIMCO LOW DURATION FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	13

Financial Highlights PIMCO Low Duration Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2018 - 09/30/2018+	$9.80	$0.11	$(0.09)	$0.02	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2018	9.85	0.17	(0.06)	0.11	(0.13)	0.00	(0.03)	(0.16)
03/31/2017	9.87	0.21	(0.02)	0.19	(0.17)	0.00	(0.04)	(0.21)
03/31/2016	10.09	0.20	(0.17)	0.03	(0.21)	0.00	(0.04)	(0.25)
03/31/2015	10.34	0.14	(0.02)	0.12	(0.37)	0.00	0.00	(0.37)
03/31/2014	10.50	0.11	(0.10)	0.01	(0.16)	(0.01)	0.00	(0.17)
I-2
04/01/2018 - 09/30/2018+	9.80	0.10	(0.08)	0.02	(0.10)	0.00	0.00	(0.10)
03/31/2018	9.85	0.16	(0.06)	0.10	(0.12)	0.00	(0.03)	(0.15)
03/31/2017	9.87	0.20	(0.02)	0.18	(0.16)	0.00	(0.04)	(0.20)
03/31/2016	10.09	0.19	(0.17)	0.02	(0.20)	0.00	(0.04)	(0.24)
03/31/2015	10.34	0.13	(0.02)	0.11	(0.36)	0.00	0.00	(0.36)
03/31/2014	10.50	0.10	(0.10)	0.00	(0.15)	(0.01)	0.00	(0.16)
I-3
04/27/2018 - 09/30/2018+	9.76	0.09	(0.05)	0.04	(0.08)	0.00	0.00	(0.08)
Administrative Class
04/01/2018 - 09/30/2018+	9.80	0.10	(0.09)	0.01	(0.09)	0.00	0.00	(0.09)
03/31/2018	9.85	0.14	(0.06)	0.08	(0.10)	0.00	(0.03)	(0.13)
03/31/2017	9.87	0.19	(0.03)	0.16	(0.14)	0.00	(0.04)	(0.18)
03/31/2016	10.09	0.18	(0.18)	0.00	(0.18)	0.00	(0.04)	(0.22)
03/31/2015	10.34	0.12	(0.02)	0.10	(0.35)	0.00	0.00	(0.35)
03/31/2014	10.50	0.09	(0.10)	(0.01)	(0.14)	(0.01)	0.00	(0.15)
Class A
04/01/2018 - 09/30/2018+	9.80	0.09	(0.08)	0.01	(0.09)	0.00	0.00	(0.09)
03/31/2018	9.85	0.14	(0.06)	0.08	(0.10)	0.00	(0.03)	(0.13)
03/31/2017	9.87	0.18	(0.03)	0.15	(0.13)	0.00	(0.04)	(0.17)
03/31/2016	10.09	0.17	(0.17)	0.00	(0.18)	0.00	(0.04)	(0.22)
03/31/2015	10.34	0.11	(0.02)	0.09	(0.34)	0.00	0.00	(0.34)
03/31/2014	10.50	0.08	(0.10)	(0.02)	(0.13)	(0.01)	0.00	(0.14)

14	PIMCO LOW DURATION FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.72	0.23%	$6,275,199	0.54	%*	0.54	%*	0.46	%*	0.46	%*	2.22	%*	366%
9.80	1.11	6,141,399	0.46		0.46		0.46		0.46		1.70		558
9.85	1.93	6,206,986	0.53		0.53		0.46		0.46		2.14		415
9.87	0.31	6,579,406	0.51		0.51		0.46		0.46		2.03		186
10.09	1.22	8,159,144	0.46		0.46		0.46		0.46		1.37		110
10.34	0.09	14,841,581	0.46		0.46		0.46		0.46		1.11		248

9.72	0.19	785,235	0.64	*	0.64	*	0.56	*	0.56	*	2.13	*	366
9.80	1.01	638,153	0.56		0.56		0.56		0.56		1.60		558
9.85	1.83	690,627	0.63		0.63		0.56		0.56		2.05		415
9.87	0.21	848,525	0.61		0.61		0.56		0.56		1.95		186
10.09	1.12	1,149,185	0.56		0.56		0.56		0.56		1.27		110
10.34	(0.01)	2,338,918	0.56		0.56		0.56		0.56		1.01		248

9.72	0.43	1,927	0.69	*	0.74	*	0.61	*	0.66	*	2.22	*	366

9.72	0.11	76,171	0.79	*	0.79	*	0.71	*	0.71	*	1.96	*	366
9.80	0.86	96,887	0.71		0.71		0.71		0.71		1.45		558
9.85	1.67	122,997	0.78		0.78		0.71		0.71		1.90		415
9.87	0.06	179,319	0.76		0.76		0.71		0.71		1.81		186
10.09	0.97	302,533	0.71		0.71		0.71		0.71		1.12		110
10.34	(0.16)	522,884	0.71		0.71		0.71		0.71		0.87		248

9.72	0.09	1,110,802	0.83	*	0.83	*	0.75	*	0.75	*	1.93	*	366
9.80	0.77	1,290,133	0.80	(c)	0.80	(c)	0.80	(c)	0.80	(c)	1.37		558
9.85	1.58	846,122	0.87		0.87		0.80		0.80		1.81		415
9.87	(0.03)	1,087,057	0.85		0.85		0.80		0.80		1.71		186
10.09	0.88	1,508,086	0.80		0.80		0.80		0.80		1.04		110
10.34	(0.25)	3,043,735	0.80		0.80		0.80		0.80		0.78		248

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	15

Financial Highlights PIMCO Low Duration Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Loss	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class C
04/01/2018 - 09/30/2018+	$9.80	$0.08	$(0.09)	$(0.01)	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2018	9.85	0.10	(0.05)	0.05	(0.07)	0.00	(0.03)	(0.10)
03/31/2017	9.87	0.15	(0.02)	0.13	(0.11)	0.00	(0.04)	(0.15)
03/31/2016	10.09	0.14	(0.17)	(0.03)	(0.15)	0.00	(0.04)	(0.19)
03/31/2015	10.34	0.08	(0.02)	0.06	(0.31)	0.00	0.00	(0.31)
03/31/2014	10.50	0.05	(0.10)	(0.05)	(0.10)	(0.01)	0.00	(0.11)
Class R
04/01/2018 - 09/30/2018+	9.80	0.08	(0.09)	(0.01)	(0.07)	0.00	0.00	(0.07)
03/31/2018	9.85	0.11	(0.06)	0.05	(0.07)	0.00	(0.03)	(0.10)
03/31/2017	9.87	0.15	(0.02)	0.13	(0.11)	0.00	(0.04)	(0.15)
03/31/2016	10.09	0.14	(0.17)	(0.03)	(0.15)	0.00	(0.04)	(0.19)
03/31/2015	10.34	0.08	(0.02)	0.06	(0.31)	0.00	0.00	(0.31)
03/31/2014	10.50	0.05	(0.10)	(0.05)	(0.10)	(0.01)	0.00	(0.11)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective March 1, 2018, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.25%.

16	PIMCO LOW DURATION FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.72	(0.08)%	$237,134	1.18	%*	1.18	%*	1.10	%*	1.10	%*	1.58	%*	366%
9.80	0.46	275,531	1.10		1.10		1.10		1.10		1.07		558
9.85	1.28	454,562	1.17		1.17		1.10		1.10		1.50		415
9.87	(0.33)	575,727	1.15		1.15		1.10		1.10		1.39		186
10.09	0.58	700,338	1.10		1.10		1.10		1.10		0.74		110
10.34	(0.55)	959,812	1.10		1.10		1.10		1.10		0.47		248

9.72	(0.06)	69,406	1.13	*	1.13	*	1.05	*	1.05	*	1.63	*	366
9.80	0.52	69,236	1.05		1.05		1.05		1.05		1.11		558
9.85	1.33	80,013	1.12		1.12		1.05		1.05		1.55		415
9.87	(0.28)	91,703	1.10		1.10		1.05		1.05		1.43		186
10.09	0.63	105,708	1.05		1.05		1.05		1.05		0.79		110
10.34	(0.50)	135,958	1.05		1.05		1.05		1.05		0.53		248

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	17

Statement of Assets and Liabilities PIMCO Low Duration Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$10,966,069
Investments in Affiliates	1,753,005
Financial Derivative Instruments
Exchange-traded or centrally cleared	12,601
Over the counter	141,527
Deposits with counterparty	71,495
Foreign currency, at value	24,092
Receivable for investments sold	947
Receivable for TBA investments sold	3,927,100
Receivable for Fund shares sold	6,746
Interest and/or dividends receivable	28,250
Dividends receivable from Affiliates	2,819
Total Assets	16,934,651

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$914,846
Payable for short sales	315
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,040
Over the counter	41,935
Payable for investments purchased	73,323
Payable for investments in Affiliates purchased	2,819
Payable for TBA investments purchased	7,224,476
Deposits from counterparty	101,940
Payable for Fund shares redeemed	10,706
Distributions payable	943
Overdraft due to custodian	18
Accrued investment advisory fees	1,574
Accrued supervisory and administrative fees	1,434
Accrued distribution fees	80
Accrued servicing fees	264
Other liabilities	64
Total Liabilities	8,378,777

Net Assets	$8,555,874

Net Assets Consist of:
Paid in capital	$9,025,664
Undistributed (overdistributed) net investment income	(37,020)
Accumulated undistributed net realized gain (loss)	(496,909)
Net unrealized appreciation (depreciation)	64,139

Net Assets	$8,555,874

Cost of investments in securities	$11,010,294
Cost of investments in Affiliates	$1,752,251
Cost of foreign currency held	$24,646
Proceeds received on short sales	$316
Cost or premiums of financial derivative instruments, net	$(1,379)

* Includes repurchase agreements of:	$2,394

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO LOW DURATION FUND	See Accompanying Notes

September 30, 2018 (Unaudited)

Net Assets:
Institutional Class	$6,275,199
I-2	785,235
I-3	1,927
Administrative Class	76,171
Class A	1,110,802
Class C	237,134
Class R	69,406
Shares Issued and Outstanding:
Institutional Class	645,893
I-2	80,822
I-3	198
Administrative Class	7,840
Class A	114,332
Class C	24,407
Class R	7,144
Net Asset Value Per Share Outstanding:
Institutional Class	$9.72
I-2	9.72
I-3	9.72
Administrative Class	9.72
Class A	9.72
Class C	9.72
Class R	9.72

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	19

Statement of Operations PIMCO Low Duration Fund

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$101,980
Dividends from Investments in Affiliates	15,772
Total Income	117,752

Expenses:
Investment advisory fees	10,665
Supervisory and administrative fees	9,715
Distribution and/or servicing fees - Administrative Class	108
Distribution fees - Class C	381
Distribution fees - Class R	85
Servicing fees - Class A	1,486
Servicing fees - Class C	318
Servicing fees - Class R	85
Trustee fees	14
Interest expense	3,364
Miscellaneous expense	6
Total Expenses	26,227

Net Investment Income (Loss)	91,525

Net Realized Gain (Loss):
Investments in securities	(33,706)
Investments in Affiliates	163
Exchange-traded or centrally cleared financial derivative instruments	(10,705)
Over the counter financial derivative instruments	(46,968)
Foreign currency	(4,125)

Net Realized Gain (Loss)	(95,341)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(218,912)
Investments in Affiliates	1,397
Exchange-traded or centrally cleared financial derivative instruments	11,675
Over the counter financial derivative instruments	225,808
Foreign currency assets and liabilities	(1,632)

Net Change in Unrealized Appreciation (Depreciation)	18,336

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,520

* Foreign tax withholdings	$36

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO LOW DURATION FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Low Duration Fund

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$91,525	$145,102
Net realized gain (loss)	(95,341)	(112,071)
Net change in unrealized appreciation (depreciation)	18,336	59,402

Net Increase (Decrease) in Net Assets Resulting from Operations	14,520	92,433

Distributions to Shareholders:
From net investment income
Institutional Class	(65,475)	(86,344)
I-2	(7,550)	(8,357)
I-3	(10)	0
Administrative Class	(800)	(1,190)
Class D	0	(6,462	)(a)
Class A	(10,831)	(8,633)
Class C	(1,871)	(2,373)
Class R	(520)	(560)
Tax basis return of capital
Institutional Class	0	(16,907)
I-2	0	(1,764)
I-3	0	0
Administrative Class	0	(284)
Class D	0	(1,611	)(a)
Class A	0	(2,229)
Class C	0	(868)
Class R	0	(194)

Total Distributions(b)	(87,057)	(137,776)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	117,072	(521,013)

Total Increase (Decrease) in Net Assets	44,535	(566,356)

Net Assets:
Beginning of period	8,511,339	9,077,695
End of period*	$8,555,874	$8,511,339

*Including undistributed (overdistributed) net investment income of:	$(37,020)	$(41,488)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares converted into Class A Shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	21

Schedule of Investments PIMCO Low Duration Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.2%

CORPORATE BONDS & NOTES 34.2%

BANKING & FINANCE 23.7%
ABN AMRO Bank NV
2.881% (US0003M + 0.570%) due 08/27/2021 ~		$21,500	$21,576
AIG Global Funding
2.833% (US0003M + 0.460%) due 06/25/2021 ~		5,500	5,511
Ally Financial, Inc.
4.125% due 03/30/2020		600	604
American Express Co.
2.837% (US0003M + 0.525%) due 05/17/2021 ~		22,400	22,531
American Express Credit Corp.
2.375% due 05/26/2020		23,000	22,720
American Tower Corp.
2.800% due 06/01/2020		49,110	48,666
3.450% due 09/15/2021		7,600	7,573
Australia & New Zealand Banking Group Ltd.
3.300% due 05/17/2021		20,900	20,814
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		3,955	3,929
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	1,000	354
Bank of America Corp.
2.600% due 01/15/2019		$1,099	1,099
2.650% due 04/01/2019		15,240	15,242
3.106% (US0003M + 0.790%) due 03/05/2024 ~		25,000	25,002
3.266% (US0003M + 0.870%) due 04/01/2019 ~		42,800	42,982
3.762% (US0003M + 1.420%) due 04/19/2021 ~		11,900	12,243
Bank of Montreal
2.375% due 01/25/2019		4,631	4,628
Bank of Nova Scotia
1.950% due 01/15/2019		1,200	1,198
Barclays Bank PLC
14.000% due 06/15/2019 •(h)	GBP	3,700	5,217
Barclays PLC
4.451% (US0003M + 2.110%) due 08/10/2021 ~		$18,900	19,610
8.250% due 12/15/2018 •(h)(i)		200	202
Blackstone CQP Holdco LP
6.500% due 03/20/2021		37,200	37,495
Brixmor Operating Partnership LP
3.363% (US0003M + 1.050%) due 02/01/2022 ~		21,300	21,313

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citibank N.A.
2.663% (US0003M + 0.320%) due 05/01/2020 ~		$12,800	$12,824
3.050% due 05/01/2020		34,200	34,127
Citigroup, Inc.
3.027% (US0003M + 0.690%) due 10/27/2022 ~		25,000	25,026
3.247% (US0003M + 0.930%) due 06/07/2019 ~		2,400	2,413
3.645% (US0003M + 1.310%) due 10/26/2020 ~		1,400	1,429
3.766% (US0003M + 1.380%) due 03/30/2021 ~		18,369	18,813
Citizens Bank N.A.
2.300% due 12/03/2018		11,300	11,295
2.500% due 03/14/2019		14,000	13,988
Commonwealth Bank of Australia
1.750% due 11/02/2018		8,100	8,096
Compass Bank
3.061% (US0003M + 0.730%) due 06/11/2021 ~		21,250	21,299
Cooperatieve Rabobank UA
2.765% (US0003M + 0.430%) due 04/26/2021 ~		500	501
3.125% due 04/26/2021		600	596
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		700	697
4.623% (US0003M + 2.290%) due 04/16/2021 ~		15,000	15,656
Deutsche Bank AG
0.181% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	6,500	7,476
4.250% due 10/14/2021		$1,600	1,594
Dexia Credit Local S.A.
2.500% due 01/25/2021		27,000	26,611
Discover Bank
2.600% due 11/13/2018		4,125	4,125
First Republic Bank
2.375% due 06/17/2019		300	299
Ford Motor Credit Co. LLC
2.875% due 10/01/2018		5,790	5,790
3.271% (US0003M + 0.930%) due 11/04/2019 ~		53,500	53,644
5.750% due 02/01/2021		6,300	6,553
General Motors Financial Co., Inc.
3.100% due 01/15/2019		18,474	18,490
3.200% due 07/13/2020		3,900	3,890
3.899% (US0003M + 1.560%) due 01/15/2020 ~		38,700	39,211
4.399% (US0003M + 2.060%) due 01/15/2019 ~		25,400	25,528
Goldman Sachs Bank USA
3.200% due 06/05/2020		2,700	2,708

22	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldman Sachs Group, Inc.
3.060% (US0003M + 0.750%) due 02/23/2023 ~	$18,200	$18,283
3.111% (US0003M + 0.730%) due 12/27/2020 ~	39,950	40,166
3.134% (US0003M + 0.800%) due 12/13/2019 ~	5,000	5,033
3.375% (US0003M + 1.040%) due 04/25/2019 ~	8,816	8,862
3.507% (US0003M + 1.160%) due 04/23/2020 ~	2,000	2,026
3.534% (US0003M + 1.200%) due 09/15/2020 ~	6,105	6,203
3.695% (US0003M + 1.360%) due 04/23/2021 ~	19,600	20,036
3.917% (US0003M + 1.600%) due 11/29/2023 ~	17,800	18,550
5.375% due 03/15/2020	5,000	5,155
6.000% due 06/15/2020	6,033	6,309
Harley-Davidson Financial Services, Inc.
2.812% (US0003M + 0.500%) due 05/21/2020 ~	14,800	14,848
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~	20,400	20,444
HSBC USA, Inc.
2.948% (US0003M + 0.610%) due 11/13/2019 ~	60,750	61,057
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~	13,000	13,034
3.237% (US0003M + 0.890%) due 07/23/2024 ~	21,500	21,588
3.544% (US0003M + 1.205%) due 10/29/2020 ~	29,500	30,068
4.625% due 05/10/2021	400	413
JPMorgan Chase Bank N.A.
2.545% (US0003M + 0.230%) due 09/01/2020 ~	17,000	17,030
2.588% (US0003M + 0.250%) due 02/13/2020 ~	30,100	30,118
2.675% (US0003M + 0.340%) due 04/26/2021 ~	40,000	40,045
KeyBank N.A.
3.350% due 06/15/2021	12,500	12,487
LeasePlan Corp. NV
2.875% due 01/22/2019	5,800	5,796
Lloyds Bank PLC
2.833% (US0003M + 0.490%) due 05/07/2021 ~	11,900	11,946
Macquarie Bank Ltd.
3.459% (US0003M + 1.120%) due 07/29/2020 ~	56,200	57,027

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Metropolitan Life Global Funding
2.300% due 04/10/2019		$5,400	$5,390
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		987	974
3.061% (US0003M + 0.740%) due 03/02/2023 ~		43,400	43,557
Mizuho Bank Ltd.
2.450% due 04/16/2019		300	300
Mizuho Financial Group, Inc.
3.106% (US0003M + 0.790%) due 03/05/2023 ~		21,300	21,322
3.400% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	28,800	20,865
Morgan Stanley
3.718% (US0003M + 1.375%) due 02/01/2019 ~		$32,000	32,139
5.500% due 01/26/2020		2,100	2,163
Nasdaq, Inc.
2.756% (US0003M + 0.390%) due 03/22/2019 ~		1,400	1,402
National Australia Bank Ltd.
3.625% due 06/20/2023		2,300	2,291
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		10,000	10,025
Nissan Motor Acceptance Corp.
2.350% due 03/04/2019		3,475	3,470
Nuveen Finance LLC
2.950% due 11/01/2019		400	400
Nykredit Realkredit A/S
1.000% due 10/01/2018	DKK	126,400	19,682
Oversea-Chinese Banking Corp. Ltd.
2.762% (US0003M + 0.450%) due 05/17/2021 ~		$25,300	25,416
Piper Jaffray Cos.
5.060% due 10/09/2018		9,500	9,503
Private Export Funding Corp.
2.650% due 02/16/2021		19,900	19,751
Regions Bank
2.838% (US0003M + 0.500%) due 08/13/2021 ~		22,900	22,927
Reliance Standard Life Global Funding
2.500% due 01/15/2020		2,000	1,980
Royal Bank of Canada
2.100% due 10/14/2020		6,900	6,753
Royal Bank of Scotland Group PLC
6.400% due 10/21/2019		8,300	8,548
Santander UK PLC
2.941% (US0003M + 0.620%) due 06/01/2021 ~		14,550	14,646
3.400% due 06/01/2021		2,100	2,093

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	23

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Skandinaviska Enskilda Banken AB
2.742% (US0003M + 0.430%) due 05/17/2021 ~	$20,950	$20,987
SL Green Operating Partnership LP
3.345% (US0003M + 0.980%) due 08/16/2021 ~	5,000	5,007
Springleaf Finance Corp.
6.125% due 05/15/2022	12,075	12,476
Standard Chartered PLC
3.582% due 01/20/2023 (b)	20,200	20,280
Sumitomo Mitsui Banking Corp.
2.686% (US0003M + 0.350%) due 01/17/2020 ~	23,700	23,747
3.012% (US0003M + 0.670%) due 10/19/2018 ~	30,000	30,011
Sumitomo Mitsui Trust Bank Ltd.
3.243% (US0003M + 0.910%) due 10/18/2019 ~	3,200	3,224
Svenska Handelsbanken AB
2.782% (US0003M + 0.470%) due 05/24/2021 ~	21,100	21,175
Synchrony Bank
3.650% due 05/24/2021	19,700	19,535
Synchrony Financial
2.600% due 01/15/2019	2,500	2,498
3.578% (US0003M + 1.230%) due 02/03/2020 ~	42,500	42,785
Toyota Motor Credit Corp.
2.431% (US0003M + 0.100%) due 01/10/2020 ~	3,100	3,104
2.712% due 05/17/2022 •	21,500	21,557
U.S. Bank N.A.
2.592% (US0003M + 0.250%) due 07/24/2020 ~	21,500	21,549
2.655% (US0003M + 0.320%) due 04/26/2021 ~	34,200	34,338
3.150% due 04/26/2021	34,200	34,147
UBS AG
2.631% (US0003M + 0.320%) due 05/28/2019 ~	27,000	27,045
2.637% due 12/07/2018 •	32,200	32,215
UBS Group Funding Switzerland AG
2.950% due 09/24/2020	300	297
4.119% due 04/14/2021 •	51,000	52,606
Unibail-Rodamco SE
3.109% (US0003M + 0.770%) due 04/16/2019 ~	58,900	59,081
Wells Fargo & Co.
2.625% due 07/22/2022	6,400	6,184
3.227% (US0003M + 0.880%) due 07/22/2020 ~	4,600	4,649
3.661% (US0003M + 1.340%) due 03/04/2021 ~	13,149	13,453

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Bank N.A.
2.640% (SOFRRATE + 0.480%) due 03/25/2020 ~	$21,200	$21,204
2.847% (US0003M + 0.500%) due 07/23/2021 ~	21,400	21,457
Westpac Banking Corp.
2.594% (US0003M + 0.280%) due 05/15/2020 ~	20,800	20,833
Weyerhaeuser Co.
7.375% due 10/01/2019	3,400	3,543

		2,024,296

INDUSTRIALS 8.4%
AbbVie, Inc.
3.375% due 11/14/2021	24,480	24,468
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020	17,100	16,882
Altria Group, Inc.
9.250% due 08/06/2019	4,000	4,215
Amazon.com, Inc.
1.900% due 08/21/2020	5,900	5,787
AP Moller - Maersk A/S
2.875% due 09/28/2020	2,200	2,168
BAT Capital Corp.
2.297% due 08/14/2020	1,300	1,274
BAT International Finance PLC
2.750% due 06/15/2020	5,500	5,445
Bayer U.S. Finance LLC
3.003% (US0003M + 0.630%) due 06/25/2021 ~	21,900	21,994
3.344% (US0003M + 1.010%) due 12/15/2023 ~	2,300	2,306
3.500% due 06/25/2021	500	499
Boston Scientific Corp.
2.850% due 05/15/2020	13,600	13,507
3.375% due 05/15/2022	4,100	4,059
Broadcom Corp.
2.375% due 01/15/2020	21,885	21,635
Campbell Soup Co.
2.834% (US0003M + 0.500%) due 03/16/2020 ~	38,725	38,687
2.964% (US0003M + 0.630%) due 03/15/2021 ~	14,200	14,204
Charter Communications Operating LLC
3.579% due 07/23/2020	18,700	18,719
4.464% due 07/23/2022	2,200	2,238
Conagra Brands, Inc.
2.839% (US0003M + 0.500%) due 10/09/2020 ~	10,900	10,879
Continental Airlines Pass-Through Trust
6.250% due 10/11/2021	493	506

24	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CVS Health Corp.
2.800% due 07/20/2020	$400	$396
2.957% (US0003M + 0.630%) due 03/09/2020 ~	25,700	25,838
3.125% due 03/09/2020	11,300	11,305
Daimler Finance North America LLC
1.750% due 10/30/2019	4,250	4,189
2.731% (US0003M + 0.390%) due 05/04/2020 ~	21,200	21,250
2.891% (US0003M + 0.550%) due 05/04/2021 ~	21,300	21,381
3.875% due 09/15/2021	4,800	4,841
Dell International LLC
3.480% due 06/01/2019	12,087	12,120
Delta Air Lines, Inc.
3.400% due 04/19/2021	1,000	994
Diageo Capital PLC
2.562% (US0003M + 0.240%) due 05/18/2020 ~	4,400	4,408
3.000% due 05/18/2020	3,800	3,795
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	17,900	17,770
EMC Corp.
2.650% due 06/01/2020	1,100	1,080
Energy Transfer Partners LP
9.700% due 03/15/2019	1,500	1,547
GATX Corp.
3.061% (US0003M + 0.720%) due 11/05/2021 ~	20,600	20,654
General Motors Co.
3.500% due 10/02/2018	4,000	4,000
Georgia-Pacific LLC
2.539% due 11/15/2019	33,800	33,546
Harris Corp.
2.819% (US0003M + 0.480%) due 04/30/2020 ~	20,500	20,499
Heathrow Funding Ltd.
4.875% due 07/15/2023	300	312
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	158	158
Hyundai Capital America
3.137% due 09/18/2020 •	21,100	21,153
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021	31,500	31,463
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	522	522
Kraft Heinz Foods Co.
3.375% due 06/15/2021	16,500	16,422
Marathon Oil Corp.
2.800% due 11/01/2022	2,400	2,309

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~	$21,800	$21,866
Mondelez International, Inc.
3.000% due 05/07/2020	21,300	21,250
Moody’s Corp.
3.250% due 06/07/2021	4,450	4,430
Motorola Solutions, Inc.
3.500% due 09/01/2021	2,200	2,185
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 «	769	768
Oracle Corp.
1.900% due 09/15/2021	42,700	41,225
5.000% due 07/08/2019	2,884	2,934
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	8,310	8,270
QUALCOMM, Inc.
3.000% due 05/20/2022	19,100	18,837
Reynolds American, Inc.
3.250% due 06/12/2020	4,700	4,692
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	20,600	20,385
Southern Co.
3.037% (US0003M + 0.700%) due 09/30/2020 ~	6,200	6,220
Syngenta Finance NV
3.698% due 04/24/2020	3,800	3,797
Time Warner Cable LLC
8.250% due 04/01/2019	7,621	7,817
8.750% due 02/14/2019	19,913	20,326
Tyson Foods, Inc.
2.762% (US0003M + 0.450%) due 08/21/2020 ~	4,500	4,504
United Technologies Corp.
2.965% (US0003M + 0.650%) due 08/16/2021 ~	7,800	7,822
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	21,800	21,602
Wabtec Corp.
3.382% (US0003M + 1.050%) due 09/15/2021 ~	2,000	2,004
WestRock RKT Co.
4.450% due 03/01/2019	3,155	3,175
ZF North America Capital, Inc.
4.000% due 04/29/2020	3,200	3,214

		718,747

UTILITIES 2.1%
AT&T, Inc.
2.989% (US0003M + 0.650%) due 01/15/2020 ~	1,200	1,206

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	25

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.071% (US0003M + 0.750%) due 06/01/2021 ~		$25,600	$25,839
3.289% (US0003M + 0.950%) due 07/15/2021 ~		6,600	6,681
BellSouth Corp.
4.333% due 04/26/2021		21,500	21,661
British Telecommunications PLC
2.350% due 02/14/2019		6,600	6,591
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~		5,200	5,230
Consumers Energy Co.
6.700% due 09/15/2019		2,700	2,792
Dominion Energy, Inc.
2.914% (US0003M + 0.600%) due 05/15/2020 ~		17,100	17,107
DTE Energy Co.
2.400% due 12/01/2019		14,400	14,270
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	10,500	10,749
NextEra Energy Capital Holdings, Inc.
2.711% (US0003M + 0.400%) due 08/21/2020 ~		$25,400	25,421
3.342% due 09/01/2020		10,000	10,025
Orange S.A.
2.750% due 02/06/2019		2,900	2,901
PacifiCorp
5.500% due 01/15/2019		700	706
Pennsylvania Electric Co.
5.200% due 04/01/2020		1,800	1,842
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~		21,100	21,087
Sprint Capital Corp.
6.900% due 05/01/2019		3,100	3,158
Sprint Communications, Inc.
9.000% due 11/15/2018		4,900	4,936
Telstra Corp. Ltd.
3.125% due 04/07/2025		1,000	948

			183,150

Total Corporate Bonds & Notes (Cost $2,922,153)			2,926,193

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019		168	168

Total Municipal Bonds & Notes (Cost $169)			168

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 52.3%
Fannie Mae
1.000% due 01/25/2043	$1,875	$1,653
2.276% due 12/25/2036 •	709	704
2.336% due 06/25/2034 •	212	209
2.466% due 01/25/2037 •	7	7
2.500% due 05/25/2028 (a)	14,706	978
2.516% due 03/25/2037 - 12/25/2042 •	1,378	1,376
2.566% due 03/25/2037 - 03/25/2044 •	1,685	1,686
2.576% due 03/25/2037 •	60	61
2.596% due 07/25/2037 •	1,200	1,207
2.616% due 06/25/2032 - 10/25/2040 •	213	215
2.654% due 01/01/2021 •	2	2
2.666% due 12/25/2040 •	25	25
2.686% due 07/25/2037 - 12/25/2040 •	2,308	2,328
2.716% due 08/25/2037 - 05/25/2040 •	7,175	7,250
2.766% due 09/25/2041 •	139	140
2.866% due 12/25/2037 •	1,702	1,720
2.886% due 03/25/2038 •	46	46
2.916% due 10/25/2037 •	6,210	6,302
2.947% due 07/01/2042 - 07/01/2044 •	486	484
2.966% due 03/25/2038 - 01/25/2040 •	1,018	1,039
2.997% due 09/01/2041 •	43	42
3.066% due 02/25/2040 •	846	865
3.147% due 10/01/2030 - 11/01/2039 •	519	512
3.159% due 03/01/2035 •	225	238
3.189% due 01/01/2035 •	1,078	1,119
3.228% due 11/01/2034 •	243	254
3.357% due 10/01/2034 •	402	413
3.416% due 12/01/2033 •	77	80
3.441% due 07/01/2035 •	822	858
3.500% due 02/01/2047 - 12/01/2047 (k)	373,665	368,190
3.500% due 07/01/2048	200	197
3.619% due 04/01/2034 •	274	286
3.623% due 02/01/2028 •	43	43
3.652% due 10/01/2035 •	899	938
3.662% due 11/01/2035 •	16	16
3.834% due 10/25/2042 •(a)	33,978	5,129
3.855% due 09/01/2032 •	370	389
3.905% due 03/01/2035 •	1,811	1,865
3.906% due 06/01/2022 •	1	1
3.917% due 05/01/2035 •	258	269
3.934% due 11/25/2042 •(a)	48,322	6,447
3.953% due 04/01/2024 •	15	15
3.960% due 01/01/2024 •	21	21
3.964% due 10/01/2024 •	60	61
3.997% due 01/25/2043 •	5,019	4,343

26	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 06/01/2048 - 09/01/2048	$455	$459
4.000% due 07/01/2048 - 08/01/2048 (k)	179,340	181,467
4.050% due 03/01/2035 •	62	64
4.053% due 03/01/2024 •	63	63
4.089% due 09/01/2035 •	27	28
4.108% due 09/01/2035 •	1,309	1,368
4.137% due 05/01/2035 •	718	749
4.250% due 05/25/2033	477	475
4.279% due 12/01/2036 •	29	30
4.297% due 06/01/2035 •	214	226
4.308% due 08/01/2035 •	1,157	1,213
4.312% due 07/01/2035 •	983	1,028
4.345% due 11/01/2027 •	7	7
4.359% due 08/01/2029 •	235	245
4.383% due 06/01/2035 •	198	206
4.429% due 08/01/2035 •	392	413
4.434% due 01/25/2042 •(a)	3,437	495
4.496% due 01/01/2028 •	5	5
4.500% due 08/01/2019 - 09/01/2046	8,931	9,255
4.500% due 08/01/2045 (k)	2,332	2,413
4.554% due 02/01/2028 •	1	1
5.000% due 08/01/2025 - 08/01/2040	5,091	5,357
5.090% due 09/01/2034 •	16	17
5.411% due 12/25/2042 ~	1,192	1,236
5.500% due 02/01/2019 - 08/25/2034	11,999	12,796
5.500% due 02/01/2027 - 11/01/2028 (k)	4,486	4,793
6.000% due 01/01/2021 - 10/01/2038	2,832	3,013
6.000% due 05/01/2025 - 01/01/2039 (k)	7,878	8,372
6.500% due 07/25/2023 - 03/01/2038	2,792	3,090
7.000% due 04/01/2034	19	21
8.000% due 11/25/2023 - 11/01/2031	481	559
8.500% due 04/01/2025	30	32
9.000% due 03/25/2021 - 04/25/2021	16	18
9.500% due 03/25/2020 - 11/01/2025	64	69
Fannie Mae, TBA
3.500% due 11/01/2048	42,000	41,290
4.000% due 10/01/2048 - 12/01/2048	2,724,300	2,747,717
4.500% due 10/01/2048 - 11/01/2048	472,700	487,271
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	17	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
1.532% due 11/25/2019 ~(a)	$177,294	$2,366
2.000% due 11/15/2026	46,781	45,383
2.346% due 08/25/2031 •	1,092	1,087
2.488% due 02/15/2037 •	51	51
2.496% due 09/25/2031 •	1,764	1,747
2.498% due 02/15/2037 •	50	50
2.558% due 05/15/2037 •	16	16
2.608% due 11/15/2030 - 12/15/2031 •	48	48
2.678% due 05/15/2036 •	16	16
2.708% due 01/15/2042 •	47	48
3.000% due 03/15/2027 - 05/15/2027 (a)	24,661	1,887
3.000% due 06/15/2036 - 03/15/2041	2,768	2,694
3.008% due 12/15/2039 •	1	1
3.013% due 01/15/2038 •	3,907	3,992
3.108% due 10/15/2020 •	1	1
3.158% due 03/15/2021 •	2	2
3.245% due 07/25/2044 •	299	301
3.375% due 11/01/2022 •	35	35
3.385% due 05/15/2040 (a)	9,287	9,229
3.490% due 10/01/2023 - 11/01/2023 •	21	21
3.500% due 02/01/2047	2,701	2,664
3.500% due 04/01/2047 - 06/01/2047 (k)	21,272	20,989
3.641% due 04/01/2035 •	508	534
3.673% due 10/01/2035 •	970	1,014
3.726% due 03/01/2035 •	523	549
3.739% due 08/15/2032 ~	28	28
3.792% due 08/15/2043 •(a)	60,450	8,934
3.794% due 03/01/2035 •	242	250
3.863% due 03/01/2035 •	192	201
3.872% due 01/01/2024 •	4	4
3.874% due 04/01/2035 •	541	566
3.887% due 12/01/2022 •	9	9
3.928% due 10/01/2027 •	10	10
3.936% due 04/01/2035 •	335	351
3.981% due 02/01/2037 •	24	25
3.993% due 06/01/2024 •	6	6
4.000% due 01/15/2024 (a)	187	14
4.000% due 08/01/2048 - 09/01/2048 (k)	355,671	359,498
4.226% due 09/01/2023 •	3	3
4.295% due 07/01/2035 •	10	10
4.312% due 07/15/2036 •(a)	2,010	282
4.370% due 05/01/2037 •	33	35
4.403% due 08/01/2035 •	2,617	2,745
4.429% due 07/01/2027 •	16	16
4.992% due 08/15/2036 •(a)	5,650	902
5.000% due 01/01/2026 - 07/01/2041	286	303
5.500% due 07/15/2034	680	716

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	27

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 12/15/2028 - 07/15/2029	$44	$48
6.226% due 08/15/2044 •	19,426	19,338
6.500% due 02/01/2022 - 07/25/2043	12,748	14,190
7.000% due 01/01/2030 - 04/01/2032	13	15
7.500% due 07/15/2030	76	85
8.000% due 04/15/2021 - 12/01/2024	17	17
8.500% due 07/01/2024 - 11/01/2025	95	101
9.000% due 12/15/2020 - 08/01/2022	14	14
9.500% due 06/01/2019 - 09/01/2021	1	1
Ginnie Mae
2.680% due 03/20/2065 •	11,889	11,968
2.708% due 12/16/2025 •	24	25
2.750% due 08/20/2022 - 09/20/2026 ~	564	575
2.750% due 07/20/2027 - 07/20/2034 •	258	265
2.880% due 05/20/2066 •	4,151	4,211
2.980% due 04/20/2066 •	5,616	5,719
3.125% due 10/20/2023 - 10/20/2025 ~	527	538
3.125% due 11/20/2026 - 12/20/2027 •	85	87
3.375% due 01/20/2022 - 03/20/2026 ~	302	309
3.375% due 01/20/2027 - 02/20/2032 •	1,679	1,733
3.625% due 05/20/2022 - 05/20/2026 ~	281	286
3.625% due 04/20/2027 - 05/20/2030 •	143	147
Vendee Mortgage Trust
6.500% due 05/15/2029	9,323	9,959

Total U.S. Government Agencies (Cost $4,501,329)		4,475,164

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
ABN Amro Mortgage Corp.
5.500% due 01/25/2034	161	162
American Home Mortgage Assets Trust
2.426% due 10/25/2046 •	11,450	8,646
2.756% due 11/25/2035 •	1,284	1,239
American Home Mortgage Investment Trust
2.796% due 02/25/2045 •	193	193
4.534% due 02/25/2045 •	17,073	17,397
Banc of America Alternative Loan Trust
5.500% due 10/25/2033	6,542	6,690

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Trust
2.405% due 05/20/2035 •	$1,643	$1,629
2.496% due 07/25/2037 •	8,746	8,416
4.026% due 02/20/2036 ~	998	995
4.205% due 05/25/2035 ~	239	252
5.500% due 09/25/2035	1,055	1,114
Banc of America Mortgage Trust
3.694% due 02/25/2035 ~	215	213
4.373% due 09/25/2035 ^~	3,179	3,098
4.458% due 05/25/2033 ~	33	34
6.500% due 10/25/2031	365	382
BCAP LLC Trust
2.363% due 11/26/2046 •	2,720	2,718
2.565% due 05/26/2035 •	833	830
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	13	13
3.546% due 03/25/2035 ~	26	25
3.634% due 02/25/2033 ~	107	100
3.740% due 01/25/2035 ~	732	726
3.814% due 01/25/2034 ~	14	14
3.822% due 02/25/2033 ~	58	59
3.833% due 04/25/2033 ~	922	934
4.007% due 01/25/2035 ~	3	3
4.114% due 08/25/2035 ~	14,828	13,796
4.391% due 08/25/2033 ~	189	186
4.441% due 08/25/2035 ^~	2,342	2,162
4.471% due 08/25/2033 ~	509	513
4.551% due 10/25/2036 ^~	1,024	989
Bear Stearns ALT-A Trust
3.943% due 04/25/2035 ~	6,025	5,993
3.972% due 05/25/2035 ~	743	752
4.187% due 09/25/2035 ~	2,040	1,676
4.662% due 09/25/2034 ~	515	514
Bear Stearns Structured Products, Inc. Trust
4.106% due 01/26/2036 ~	4,654	4,099
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.496% due 01/25/2035 •	650	639
Citigroup Mortgage Loan Trust
3.858% due 03/25/2036 ^~	4,819	4,775
Citigroup Mortgage Loan Trust, Inc.
3.410% due 09/25/2035 •	34	34
3.889% due 03/25/2034 ~	633	640
Countrywide Alternative Loan Trust
2.616% due 06/25/2036 ^•	574	377
Countrywide Home Loan Mortgage Pass-Through Trust
2.796% due 04/25/2035 •	1,305	1,275
3.537% due 02/20/2036 ^•	8,254	7,605
5.000% due 08/25/2019	36	36
Credit Suisse First Boston Mortgage Securities Corp.
2.713% due 03/25/2032 ~	511	492
3.937% due 04/25/2034 ~	2,758	2,794
5.301% due 06/25/2032 ~	47	46

28	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
4.502% due 10/25/2033 ~		$65	$65
Credit Suisse Mortgage Capital Certificates
3.507% due 05/26/2036 ~		431	432
3.890% due 09/26/2047 ~		1,406	1,416
3.906% due 02/26/2036 ~		853	850
4.409% due 08/28/2036 ~		553	554
EMF-NL BV
0.679% due 07/17/2041 •	EUR	7,300	8,210
EMF-NL Prime BV
0.529% due 04/17/2041 •		3,000	2,668
Eurosail PLC
0.960% due 03/13/2045 •	GBP	1,251	1,608
0.962% due 12/10/2044 •		449	579
1.500% due 09/13/2045 •		1,119	1,459
1.750% (BP0003M + 0.950%) due 06/13/2045 ~		6,900	8,970
First Horizon Alternative Mortgage Securities Trust
4.113% due 09/25/2035 ^~		$475	458
4.166% due 09/25/2034 ~		176	175
First Horizon Mortgage Pass-Through Trust
3.719% due 02/25/2035 ~		148	150
General Motors Acceptance Corp.
7.430% due 12/01/2021		0	1
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	976	1,115
2.467% due 06/18/2039 •		$10,183	9,962
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		26,000	25,990
GS Mortgage Securities Trust
2.123% due 11/10/2045 ~(a)		10,977	722
GSR Mortgage Loan Trust
3.902% due 09/25/2035 ~		687	703
4.099% due 09/25/2035 ~		9,522	9,829
4.180% due 07/25/2035 ~		932	834
4.450% due 09/25/2035 ~		75	76
6.000% due 03/25/2032		39	40
HarborView Mortgage Loan Trust
4.072% due 07/19/2035 ~		3,179	3,025
IndyMac Mortgage Loan Trust
2.426% due 05/25/2046 •		2,117	2,085
JPMorgan Chase Commercial Mortgage Securities Trust
1.750% due 05/15/2045 ~(a)		30,777	1,439
JPMorgan Mortgage Trust
3.694% due 04/25/2037 ^~		492	417
4.381% due 08/25/2035 ^~		4,115	4,036
4.576% due 07/25/2035 ~		219	227
MASTR Adjustable Rate Mortgages Trust
4.416% due 11/21/2034 ~		167	172

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Alternative Loan Trust
4.500% due 11/25/2018		$44	$44
Merrill Lynch Mortgage Investors Trust
2.466% due 11/25/2035 •		115	112
Morgan Stanley Mortgage Loan Trust
2.476% due 04/25/2035 •		5,425	5,388
2.536% due 01/25/2035 •		653	643
3.933% due 08/25/2034 ~		394	371
5.500% due 11/25/2035		2,198	2,282
MortgageIT Trust
2.856% due 02/25/2035 •		716	718
Newgate Funding PLC
0.281% due 12/15/2050 •	EUR	1,704	1,943
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.496% due 12/25/2035 •		$4,938	4,863
Pepper Residential Securities Trust
2.894% due 08/13/2057 •	AUD	3,335	2,416
Prime Mortgage Trust
2.616% due 02/25/2034 •		$526	506
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036 ^		76	72
Structured Adjustable Rate Mortgage Loan Trust
4.231% due 02/25/2034 ~		53	53
Structured Asset Mortgage Investments Trust
2.476% due 03/25/2037 •		101	76
2.496% due 02/25/2036 ^•		2,450	2,337
2.828% due 09/19/2032 •		975	956
6.480% due 06/25/2029 ~		75	74
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.247% due 06/25/2033 ~		90	89
Suntrust Adjustable Rate Mortgage Loan Trust
4.280% due 01/25/2037 ^~		1,863	1,763
Thornburg Mortgage Securities Trust
3.770% due 12/25/2045 ^•		5,527	5,361
4.355% due 10/25/2045 •		9,925	9,426
WaMu Mortgage Pass-Through Certificates Trust
2.268% due 01/25/2047 •		2,199	2,170
2.506% due 10/25/2045 •		84	85
2.845% due 08/25/2046 •		75	71
2.956% due 11/25/2034 •		3,736	3,722
3.245% due 06/25/2042 •		624	609
3.501% due 01/25/2036 ~		248	248
6.000% due 06/25/2034		1,088	1,187
Washington Mutual Mortgage Pass-Through Certificates Trust
3.790% due 02/25/2033 ~		47	46
4.350% due 02/25/2033 ~		47	48
Wells Fargo Commercial Mortgage Trust
1.945% due 10/15/2045 ~(a)		87,964	5,143

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	29

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
3.760% due 12/25/2034 ~	$7,685	$7,873
3.776% due 04/25/2036 ~	123	123
3.788% due 12/25/2033 ~	310	321
3.808% due 01/25/2035 ~	803	834
3.842% due 02/25/2035 ~	260	267
3.873% due 03/25/2035 ~	156	160
3.964% due 03/25/2036 ~	3,913	3,990
3.964% due 03/25/2036 ^~	545	541
4.130% due 06/25/2035 ~	14,545	14,960
4.231% due 07/25/2036 ^~	3,509	3,570
4.392% due 04/25/2036 ^~	584	596
4.417% due 06/25/2034 ~	6,493	6,641
Wells Fargo-RBS Commercial Mortgage Trust
1.520% due 03/15/2044 ~(a)	104,647	2,930

Total Non-Agency Mortgage-Backed Securities (Cost $274,963)		289,170

ASSET-BACKED SECURITIES 13.1%
Accredited Mortgage Loan Trust
2.346% due 02/25/2037 •	1,069	1,070
2.916% due 04/25/2035 •	406	407
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.666% due 10/25/2035 •	6,240	6,275
Ally Auto Receivables Trust
1.490% due 11/15/2019	1,854	1,854
2.720% due 05/17/2021	17,300	17,295
American Express Credit Account Master Trust
1.640% due 12/15/2021	43,200	42,929
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.716% due 09/25/2035 •	7,300	7,348
2.906% due 07/25/2035 •	2,455	2,466
3.566% due 02/25/2033 •	1,399	1,387
Asset-Backed Securities Corp. Home Equity Loan Trust
2.446% due 05/25/2037 •	19,198	14,000
2.678% due 06/15/2031 •	4	4
BA Credit Card Trust
2.538% due 06/15/2021 •	20,000	20,021
Bear Stearns Asset-Backed Securities Trust
2.966% due 06/25/2035 •	122	122
3.216% due 10/25/2037 •	9,103	9,165
3.216% due 11/25/2042 •	410	409
4.016% due 03/25/2043 •	2,138	2,136
Capital One Multi-Asset Execution Trust
2.608% due 02/15/2022 •	17,000	17,039
CARDS Trust
2.418% due 10/17/2022 •	7,850	7,856
2.508% due 04/17/2023 •	42,500	42,580
3.047% due 04/17/2023	42,500	42,428

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CarMax Auto Owner Trust
2.730% due 08/16/2021	$21,500	$21,481
Cent CLO Ltd.
3.286% due 10/15/2026 •	21,600	21,588
Centex Home Equity Loan Trust
2.836% due 09/25/2034 •	1,925	1,925
Chesapeake Funding LLC
2.528% due 08/15/2030 •	17,200	17,220
3.230% due 08/15/2030	14,700	14,695
Countrywide Asset-Backed Certificates
2.556% due 04/25/2036 •	1,712	1,714
2.636% due 01/25/2045 •	9,928	9,908
2.966% due 03/25/2034 •	2,184	2,200
Countrywide Asset-Backed Certificates Trust
2.936% due 07/25/2034 •	2,753	2,774
3.146% due 08/25/2035 •	410	412
Credit Suisse First Boston Mortgage Securities Corp.
2.916% due 07/25/2032 •	12	11
Crown Point CLO Ltd.
3.276% due 07/17/2028 •	13,000	13,001
Drug Royalty LP
5.189% due 07/15/2023 •	70	70
Dryden Senior Loan Fund
3.239% due 10/15/2027 •	23,300	23,312
Eagle Ltd.
2.570% due 12/15/2039	931	930
Edsouth Indenture LLC
3.366% due 09/25/2040 •	10,321	10,392
EquiFirst Mortgage Loan Trust
2.696% due 01/25/2034 •	351	342
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •	21,800	21,801
Evergreen Credit Card Trust
2.418% due 10/15/2021 •	11,300	11,320
Exeter Automobile Receivables Trust
2.900% due 01/18/2022	18,922	18,914
Figueroa CLO Ltd.
3.239% due 01/15/2027 •	21,500	21,502
First Franklin Mortgage Loan Asset-Backed Certificates
3.041% due 05/25/2034 •	2,302	2,279
First Franklin Mortgage Loan Trust
2.666% due 06/25/2036 •	1,165	1,172
2.936% due 05/25/2035 •	546	548
First NLC Trust
2.921% due 12/25/2035 •	3,105	3,123
Ford Credit Auto Lease Trust
1.560% due 11/15/2019	3,705	3,702
2.298% due 11/15/2019 •	1,456	1,456
2.710% due 12/15/2020	21,400	21,388

30	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Credit Auto Owner Trust
2.440% due 01/15/2027	$8,400	$8,300
Fremont Home Loan Trust
2.276% due 01/25/2037 •	228	133
2.936% due 07/25/2035 •	310	311
Gallatin CLO Ltd.
3.485% due 01/21/2028 •	21,500	21,500
GMF Floorplan Owner Revolving Trust
2.363% due 03/15/2022 •	17,300	17,316
3.130% due 03/15/2023	22,300	22,236
Gracechurch Card Funding PLC
2.558% due 07/15/2022 •	21,400	21,398
GSAMP Trust
2.286% due 12/25/2036 •	1,861	1,136
2.896% due 11/25/2034 •	223	223
3.086% due 11/25/2034 •	2,634	2,619
Hertz Fleet Lease Funding LP
2.633% due 05/10/2032 •	17,700	17,747
Home Equity Asset Trust
2.496% due 08/25/2036 •	18,876	18,820
HSI Asset Securitization Corp. Trust
2.266% due 10/25/2036 •	44	22
JPMorgan Mortgage Acquisition Corp.
2.396% due 02/25/2036 •	447	448
M360 Advisors LLC
4.395% due 07/24/2028	13,000	13,019
Massachusetts Educational Financing Authority
3.285% due 04/25/2038 •	3,336	3,358
Merrill Lynch Mortgage Investors Trust
2.526% due 08/25/2036 •	5,000	5,008
2.526% due 12/25/2036 •	230	231
Mid-State Trust
4.864% due 07/15/2038	236	245
MMAF Equipment Finance LLC
2.400% due 06/10/2019	5,019	5,019
2.920% due 07/12/2021	13,900	13,889
Morgan Stanley ABS Capital, Inc. Trust
2.921% due 12/25/2034 •	655	612
Morgan Stanley IXIS Real Estate Capital Trust
2.266% due 11/25/2036 •	17	9
Navient Private Education Loan Trust
2.508% due 12/15/2059 •	11,219	11,230
New Century Home Equity Loan Trust
2.546% due 02/25/2036 •	8,847	8,868
2.936% due 03/25/2035 •	2,002	1,939
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.706% due 05/25/2035 •	2,811	2,832
NovaStar Mortgage Funding Trust
2.536% due 05/25/2036 •	5,671	5,634

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NYMT Residential LLC
4.000% due 03/25/2021 Ø		$613	$617
OneMain Financial Issuance Trust
2.570% due 07/18/2025		10	10
Option One Mortgage Loan Trust
2.951% due 08/25/2035 •		2,800	2,806
OSCAR U.S. Funding Trust LLC
2.437% due 08/12/2019 «		1,509	1,512
2.603% due 08/10/2021 •		18,300	18,320
3.150% due 08/10/2021 «		14,000	14,009
Palmer Square CLO Ltd.
3.185% due 08/15/2026 •		21,500	21,499
Palmer Square Loan Funding Ltd.
3.273% due 11/15/2026 •(b)		22,700	22,700
Panhandle-Plains Higher Education Authority, Inc.
3.467% due 10/01/2035 •		84	85
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.056% due 01/25/2036 •		1,188	1,191
Penarth Master Issuer PLC
2.545% due 03/18/2022 •		21,500	21,492
RAAC Trust
2.696% due 03/25/2037 •		2,697	2,705
2.916% due 03/25/2034 •		302	297
Renaissance Home Equity Loan Trust
2.836% due 03/25/2034 •		1,835	1,830
2.916% due 08/25/2032 •		40	38
Residential Asset Securities Corp. Trust
2.891% due 09/25/2035 •		1,929	1,924
3.011% due 01/25/2035 •		623	625
3.041% due 07/25/2034 •		1,770	1,756
Santander Drive Auto Receivables Trust
2.730% due 04/15/2021		21,100	21,096
Saxon Asset Securities Trust
2.536% due 09/25/2047 •		4,339	4,298
3.011% due 03/25/2035 ^•		1,985	1,944
Securitized Asset-Backed Receivables LLC Trust
2.276% due 12/25/2036 ^•		3,379	1,222
2.346% due 05/25/2037 ^•		660	508
SLC Student Loan Trust
2.434% due 09/15/2026 •		16,218	16,203
2.444% due 03/15/2027 •		13,986	13,942
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	272	316
0.000% due 06/17/2024 •		254	295
0.231% due 12/15/2033 •		1,165	1,329
2.425% due 10/25/2024 •		$10,075	10,072
2.425% due 01/26/2026 •		10,924	10,897
2.485% due 10/25/2029 •		19,094	19,078
2.835% due 04/25/2024 •		7,037	7,051
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		6,890	6,852

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	31

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027		$8,648	$8,631
Sound Point CLO Ltd.
3.238% due 01/20/2028 •		19,700	19,667
Soundview Home Loan Trust
2.276% due 11/25/2036 •		1,391	627
South Carolina Student Loan Corp.
3.321% due 09/03/2024 •		2,801	2,824
Structured Asset Investment Loan Trust
2.906% due 06/25/2035 •		849	852
2.921% due 03/25/2034 •		5,118	5,074
2.936% due 02/25/2035 •		3,690	3,714
3.116% due 09/25/2034 •		460	460
3.191% due 10/25/2033 •		2,548	2,551
Structured Asset Securities Corp.
2.876% due 02/25/2035 •		857	859
Structured Asset Securities Corp. Mortgage Loan Trust
2.891% due 11/25/2035 •		5,000	5,023
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.430% due 01/25/2035 Ø		1	1
TICP CLO Ltd.
3.743% due 04/20/2028 •		25,600	25,349
Trillium Credit Card Trust
2.315% due 02/27/2023 •		22,900	22,914
Venture CDO Ltd.
2.578% due 01/20/2022 •		8,143	8,147
Wells Fargo Home Equity Asset-Backed Securities Trust
3.026% due 04/25/2035 •		461	462
Westlake Automobile Receivables Trust
2.840% due 09/15/2021		25,400	25,382
WhiteHorse Ltd.
3.266% due 04/17/2027 •		13,600	13,576
World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019		6,583	6,565
2.590% due 11/16/2020		24,366	24,327
Zais CLO Ltd.
0.000% due 04/15/2028 •(b)		21,200	21,200

Total Asset-Backed Securities (Cost $1,098,525)			1,116,797

SOVEREIGN ISSUES 2.0%
Argentina Government International Bond
6.250% due 04/22/2019		2,500	2,506
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020	ARS	819,400	23,064
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (f)	BRL	164,900	40,204

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		$37,200	$36,318
Qatar Government International Bond
3.875% due 04/23/2023		9,100	9,181
Spain Government International Bond
4.000% due 04/30/2020	EUR	49,800	61,685

Total Sovereign Issues (Cost $196,509)			172,958

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		11,443	3

Total Common Stocks (Cost $607)			3

CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. «(d)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.2%

CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC
2.866% (US0003M + 0.500%) due 09/24/2020 ~		$25,000	25,050

COMMERCIAL PAPER 6.8%
Bank of Montreal
1.684% due 10/04/2018	CAD	21,000	16,255
1.710% due 10/17/2018		10,300	7,968
1.715% due 10/01/2018		27,800	21,521
Bank of Nova Scotia
1.719% due 10/01/2018		9,300	7,199
Boston Scientific Corp.
2.450% due 10/01/2018		$20,001	19,997
C.I.B.C.
1.705% due 10/04/2018	CAD	13,000	10,062
Campbell Soup Co.
2.800% due 12/12/2018		$21,200	21,087
2.900% due 01/14/2019		9,200	9,127
Discovery Communications LLC
2.780% due 10/19/2018		19,000	18,970
2.800% due 10/26/2018		15,950	15,916

32	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Enbridge Energy Partners LP
3.040% due 10/11/2018		$11,700	$11,690
Energy Transfer Partners
2.800% due 10/03/2018		21,400	21,392
Entergy Corp.
2.400% due 11/06/2018		8,400	8,376
2.630% due 10/12/2018		3,500	3,497
HSBC Holdings PLC
1.749% due 10/17/2018	CAD	5,100	3,945
Humana, Inc.
2.550% due 10/03/2018		$16,300	16,294
Hyundai Capital America
2.400% due 10/03/2018		21,500	21,493
2.480% due 11/06/2018		17,800	17,753
Keurig Dr Pepper
2.480% due 11/09/2018		19,263	19,208
Marriott International
2.480% due 10/15/2018		3,950	3,945
2.480% due 11/16/2018		4,800	4,784
Marriott International, Inc.
2.560% due 10/24/2018		13,900	13,875
McCormick & Co.
2.800% due 11/01/2018		3,200	3,193
Mondelez International, Inc.
2.470% due 11/16/2018		21,200	21,129
2.480% due 11/21/2018		20,550	20,474
Royal Bank of Canada
1.684% due 10/22/2018	CAD	7,100	5,491
1.705% due 10/04/2018		16,600	12,849
1.714% due 10/18/2018		5,100	3,945
Royal Caribbean Cruise
2.650% due 10/02/2018		$19,400	19,395
2.650% due 10/10/2018		9,100	9,093
2.660% due 10/18/2018		8,500	8,489
2.730% due 10/26/2018		18,100	18,066
2.750% due 10/31/2018		12,000	11,973
Schlumberger Holdings
2.400% due 10/05/2018		5,800	5,797
2.620% due 10/01/2018		9,550	9,548
2.620% due 10/03/2018		6,900	6,898
Spectra Energy Partners LP
2.450% due 10/19/2018		9,700	9,686
Spire, Inc.
2.500% due 10/23/2018		5,500	5,491
Syngenta Wilmington, Inc.
2.900% due 11/23/2018		21,300	21,215
Thomson Reuters Corp.
2.410% due 10/01/2018		21,200	21,196
2.500% due 10/09/2018		20,900	20,884
Toronto-Dominion Bank
1.676% due 10/24/2018	CAD	8,200	6,341
1.678% due 10/22/2018		800	619

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.690% due 10/12/2018	CAD	11,300	$8,743
1.692% due 10/15/2018		11,900	9,206
1.710% due 10/01/2018		5,050	3,909
WEC Energy Group, Inc.
2.350% due 10/02/2018		$14,000	13,996
2.350% due 10/03/2018		10,600	10,596

			582,576

REPURCHASE AGREEMENTS (j) 0.0%
			2,394

SHORT-TERM NOTES 1.0%
Harris Corp.
2.786% (US0003M + 0.475%) due 02/27/2019 ~		18,900	18,909
Letras del Banco Central de la Republica Argentina
37.800% due 11/21/2018 (g)	ARS	11,090	252
43.450% due 10/17/2018 (g)		18,860	448
43.600% due 10/17/2018 (g)		10,533	250
43.650% due 10/17/2018 (g)		9,404	223
45.000% due 11/21/2018 (g)		120,598	2,746
Nigeria Open Market Operation Bills
15.716% due 11/08/2018 (g)	NGN	400,000	1,084
15.737% due 11/08/2018 (g)		900,000	2,438
Pacific Gas & Electric Co.
2.541% (US0003M + 0.230%) due 11/28/2018 ~		$29,500	29,477
Pepper Residential Securities Trust
2.658% due 03/16/2019 •		5,700	5,692
Republic of Argentina Bond
3.750% due 02/08/2019	ARS	58,900	1,739
Santander Drive Auto Receivables Trust
2.413% due 08/15/2019		$16,933	16,929
Westlake Automobile Receivables Trust
2.500% due 05/15/2019		5,334	5,334

			85,521

ARGENTINA TREASURY BILLS 0.3%
1.796% due 10/12/2018 - 03/29/2019 (e)(f)	ARS	233,546	5,816
3.105% due 11/16/2018 - 01/11/2019 (e)(f)		$18,000	17,868

			23,684

GREECE TREASURY BILLS 0.3%
1.066% due 11/02/2018 - 03/15/2019 (e)(f)	EUR	19,000	21,997

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	33

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 13.8%
(0.154)% due 10/09/2018 - 12/17/2018 (e)(f)	JPY	134,415,000	$1,183,202

NIGERIA TREASURY BILLS 0.0%
15.566% due 11/29/2018 (f)(g)	NGN	400,000	1,076

U.S. TREASURY BILLS 0.7%
2.071% due 10/04/2018 - 12/13/2018 (e)(f)(m)(o)		$60,236	60,116

Total Short-Term Instruments (Cost $2,016,039)			1,985,616

Total Investments in Securities (Cost $11,010,294)			10,966,069

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 20.5%

SHORT-TERM INSTRUMENTS 20.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.5%
PIMCO Short Asset Portfolio	85,895,990	$860,506
PIMCO Short-Term Floating NAV Portfolio III	90,269,971	892,499

Total Short-Term Instruments (Cost $1,752,251)		1,753,005

Total Investments in Affiliates (Cost $1,752,251)		1,753,005

Total Investments 148.7% (Cost $12,762,545)		$12,719,074

Financial Derivative Instruments (l)(n) 1.3%
(Cost or Premiums, net $(1,379))		108,153

Other Assets and Liabilities, net (50.0)%		(4,271,353)

Net Assets 100.0%		$8,555,874

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

34	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$2,394	U.S. Treasury Bonds 3.625% due 02/15/2044	$(2,442)	$2,394	$2,394

Total Repurchase Agreements						$(2,442)	$2,394	$2,394

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	2.310%	09/13/2018	10/11/2018	$(158,777)	$(158,960)
BRC	2.330	09/13/2018	10/11/2018	(371,082)	(371,514)
RCY	2.270	09/13/2018	10/11/2018	(383,936)	(384,372)

Total Reverse Repurchase Agreements					$(914,846)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Freddie Mac, TBA	5.000%	10/01/2048	$300	$(316)	$(315)

Total Short Sales 0.0%				$(316)	$(315)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(158,960)	$0	$(158,960)	$163,729	$4,769
BRC	0	(371,514)	0	(371,514)	381,509	9,995
FICC	2,394	0	0	2,394	(2,442)	(48)
RCY	0	(384,372)	0	(384,372)	403,405	19,033

Total Borrowings and Other Financing Transactions	$2,394	$(914,846)	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	35

Schedule of Investments PIMCO Low Duration Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(914,846)	$0	$0	$(914,846)

Total Borrowings	$0	$(914,846)	$0	$0	$(914,846)

Payable for reverse repurchase agreements					$(914,846)

(k)	Securities with an aggregate market value of $945,722 and cash of $2,921 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(223,445) at a weighted average interest rate of 2.192%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	$103.500	11/23/2018	821	$1,642	$7	$1
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	103.625	11/23/2018	250	500	2	0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	103.750	11/23/2018	735	1,470	6	1
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.125	11/23/2018	4,813	9,626	41	5
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.375	11/23/2018	2,236	4,472	19	2
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.500	11/23/2018	2,833	5,666	24	3
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	104.750	11/23/2018	189	189	2	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	105.000	11/23/2018	760	760	7	1
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	105.250	11/23/2018	2,044	2,044	18	2
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	105.750	11/23/2018	380	380	3	1
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	106.000	11/23/2018	1,217	1,217	11	1
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	106.500	11/23/2018	182	182	2	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	108.000	11/23/2018	32	32	0	0

36	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	$127.000	11/23/2018	1,758	$1,758	$15	$2
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	129.000	11/23/2018	6	6	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	129.500	11/23/2018	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	130.000	11/23/2018	42	42	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	131.500	11/23/2018	1,100	1,100	10	1
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	132.500	11/23/2018	3,383	3,383	29	3
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	133.500	11/23/2018	6	6	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	134.000	11/23/2018	2,365	2,365	20	2

Total Purchased Options					$216	$25

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar March Futures	03/2019	8,972	$	2,179,299	$(3,339)	$336	$0
90-Day Eurodollar September Futures	09/2019	3,762		911,533	(1,390)	141	0
Euro-Bund 10-Year Bond December Futures	12/2018	2,837		523,038	(4,022)	2,470	0
U.S. Treasury 2-Year Note December Futures	12/2018	19,614		4,133,344	(10,926)	920	0
U.S. Treasury 5-Year Note December Futures	12/2018	4,804		540,337	(4,557)	263	0

					$(24,234)	$4,130	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Euribor December Futures	12/2018	278	$	(80,935)	$(29)	$0	$0
90-Day Eurodollar December Futures	12/2020	3,480		(842,465)	1,656	0	(130)
90-Day Eurodollar June Futures	06/2020	2,763		(668,853)	1,252	0	(104)
90-Day Eurodollar March Futures	03/2020	862		(208,679)	477	0	(43)
90-Day Eurodollar September Futures	09/2020	4,487		(1,086,247)	1,686	0	(168)
Euro-BTP Italy Government Bond December Futures	12/2018	2,205		(317,045)	2,309	8,141	0
Euro-OAT France Government 10-Year Bond December Futures	12/2018	3,067		(537,880)	3,149	36	(1,709)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	37

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2018	8,836	$	(1,049,551)	$11,008	$0	$(276)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	06/2020	3,724		(598,603)	290	122	(61)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	03/2020	3,724		(598,967)	191	121	(61)

					$21,989	$8,420	$(2,552)

Total Futures Contracts					$(2,245)	$12,550	$(2,552)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.627%	$	0	$198	$(16)	$182	$1	$0
Deutsche Bank AG	1.000	Quarterly	06/20/2019	0.509	EUR	18,400	(57)	141	84	0	(2)
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.082	$	34,100	309	(149)	160	2	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2018	0.216	EUR	8,700	72	(51)	21	0	0

							$522	$(75)	$447	$3	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-30 5-Year Index	(1.000)%	Quarterly	06/20/2023	$	376,500	$(6,534)	$(1,034)	$(7,568)	$23	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	957,900	$(1,294)	$113	$(1,181)	$0	$(125)
Pay	1-Year BRL-CDI	7.750	Maturity	01/02/2020		1,086,700	(892)	379	(513)	0	(141)
Pay	1-Year BRL-CDI	8.475	Maturity	01/02/2020		1,702,900	(1,056)	2,690	1,634	0	(186)
Pay	1-Year BRL-CDI	8.850	Maturity	01/02/2020		1,071,000	747	1,178	1,925	0	(137)
Pay	1-Year BRL-CDI	8.660	Maturity	01/04/2021		616,800	(338)	(949)	(1,287)	0	(291)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	$	206,900	6,993	2,227	9,220	0	(103)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		82,400	4,619	895	5,514	0	(41)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	126,000	1,971	1,207	3,178	0	(200)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	43,600,000	(2,505)	1,241	(1,264)	0	(9)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		10,970,000	(154)	(135)	(289)	0	(10)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		13,810,000	292	(9)	283	0	(197)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		1,480,000	(46)	(79)	(125)	0	(46)

							$8,337	$8,758	$17,095	$0	$(1,486)

Total Swap Agreements							$2,325	$7,649	$9,974	$26	$(1,488)

38	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$25	$12,550	$26	$12,601	$0	$(2,552)	$(1,488)	$(4,040)

(m)

Securities with an aggregate market value of $20,419 and cash of $68,574 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2018	BRL	239,500	$	70,714	$11,411	$0
	10/2018	CHF	11,583		11,894	92	0
	10/2018	DKK	6,517		1,027	13	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	39

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2018	JPY	270,000	$	2,449	$68	$0
	10/2018	$	23,564	AUD	32,470	0	(93)
	10/2018		59,817	BRL	239,500	0	(513)
	10/2018		6,640	RUB	448,267	193	0
	11/2018	AUD	32,470	$	23,568	92	0
	11/2018	EUR	6,300		7,644	312	0
	11/2018	SEK	429,105		47,893	132	(693)
	11/2018	$	26,525	EUR	22,584	2	(216)
	12/2018	JPY	18,910,000	$	172,097	4,793	0
	01/2019	$	1,036	DKK	6,517	0	(12)
BPS	10/2018	ARS	82,999	$	2,179	174	0
	10/2018	BRL	108,114		27,002	232	0
	10/2018	CAD	28,994		22,178	0	(270)
	10/2018	DKK	127,664		20,595	718	0
	10/2018	JPY	2,310,000		20,928	559	0
	10/2018	RUB	502,895		7,417	0	(251)
	10/2018	$	4,979	ARS	195,417	0	(302)
	10/2018		27,175	BRL	108,114	71	(476)
	10/2018		7,307	RUB	502,895	361	0
	10/2018		5,418	TRY	34,448	286	0
	11/2018	JPY	11,310,000	$	101,948	2,122	0
	11/2018	MXN	502,347		26,195	0	(469)
	12/2018	$	32,456	CAD	41,561	0	(225)
BRC	10/2018	INR	281,806	$	3,872	0	(3)
	10/2018	JPY	8,490,000		77,110	2,321	0
	10/2018	RUB	59,149		864	0	(38)
	10/2018	$	14,507	RUB	992,363	620	0
	10/2018		1,400	TRY	8,966	64	0
	11/2018	JPY	22,320,000	$	202,217	5,055	0
	11/2018	SEK	197,470		22,563	264	0
	12/2018	$	3,836	INR	281,806	2	0
CBK	10/2018	CAD	29,292	$	22,651	1	(35)
	10/2018	INR	860,993		11,839	0	0
	10/2018	JPY	3,455,000		31,386	962	0
	10/2018	MXN	2,913,229		149,592	0	(5,497)
	10/2018	RUB	871,599		12,757	0	(522)
	10/2018	$	1,495	ARS	60,882	0	(40)
	10/2018		29,335	RUB	2,002,645	1,199	0
	10/2018		25,970	TRY	165,465	1,133	0
	11/2018	EUR	87,720	$	101,479	61	(780)
	11/2018	JPY	38,235,600		345,454	8,075	0
	11/2018	MXN	894,136		47,126	0	(334)
	11/2018	NOK	1,400		168	0	(4)
	11/2018	SEK	357,455		40,968	603	0
	11/2018	$	7,541	EUR	6,407	0	(77)
	11/2018		1,128	JPY	125,300	0	(22)
	11/2018		50,663	MXN	990,616	1,918	0
	11/2018		54,704	RUB	3,747,878	2,244	0
	11/2018		118,684	SEK	1,069,015	2,030	0
	12/2018	JPY	2,760,000	$	24,797	360	0
	12/2018	$	11,726	INR	860,993	1	0
DUB	10/2018		13,092	RUB	923,641	967	0
FBF	12/2018	SGD	296	$	217	0	0
GLM	10/2018	AUD	32,171		23,277	22	0
	10/2018	BRL	616,023		183,095	30,575	(16)
	10/2018	CAD	11,900		9,147	0	(69)
	10/2018	RUB	1,895,772		28,594	0	(282)
	10/2018	$	154,057	BRL	616,023	0	(1,522)
	10/2018		152,100	MXN	2,927,171	3,731	0

40	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2018	EUR	4,128	$	4,804	$0	$(6)
	11/2018	$	18,975	MXN	369,359	630	0
	01/2019		5,283	BRL	19,900	0	(393)
HUS	10/2018	CAD	77,300	$	59,039	0	(816)
	10/2018	GBP	339		437	0	(5)
	10/2018	RUB	1,368,474		20,561	0	(273)
	10/2018	$	1,145	ARS	40,485	0	(178)
	10/2018		18,888	CAD	24,489	71	0
	10/2018		17,844	RUB	1,131,865	0	(590)
	11/2018	CAD	24,489	$	18,900	0	(72)
	11/2018	EUR	19,129		22,295	9	0
	11/2018	MXN	1,089,301		57,109	7	(717)
	11/2018	$	248	ARS	10,230	0	(18)
	11/2018		2,263	GBP	1,724	0	(12)
	11/2018		2,558	JPY	287,000	0	(24)
	11/2018		70,118	MXN	1,360,632	2,103	0
	11/2018		41,561	RUB	2,829,770	1,437	0
	11/2018		3,544	ZAR	53,820	247	0
	12/2018	CNH	2,204	$	323	4	0
	12/2018	THB	57,166		1,757	0	(15)
	03/2019	EUR	17,100		21,841	1,702	0
IND	10/2018	$	11,966	CHF	11,583	0	(164)
	11/2018	CHF	11,583	$	11,999	164	0
JPM	10/2018	AUD	299		217	1	0
	10/2018	BRL	1,113,200		278,029	2,386	0
	10/2018	GBP	110,790		145,954	1,549	0
	10/2018	RUB	8,181,893		121,785	0	(2,915)
	10/2018	TRY	34,448		5,572	0	(132)
	10/2018	$	281,282	BRL	1,113,200	888	(6,527)
	10/2018		634	INR	46,181	1	0
	10/2018		16,142	RUB	1,026,414	0	(496)
	10/2018		22,126	TRY	139,368	701	0
	11/2018	EUR	5,860	$	6,883	55	0
	11/2018	JPY	12,063,500		109,434	2,922	0
	11/2018	NGN	848,363		2,250	0	(76)
	11/2018	SEK	88,220		10,024	62	0
	11/2018	$	146,152	GBP	110,790	0	(1,550)
	11/2018		3,091	RUB	202,869	0	(9)
	11/2018		5,566	TRY	35,412	135	0
	01/2019	BRL	184,800	$	50,047	4,633	0
MSB	10/2018		430,700		127,339	20,692	0
	10/2018	$	107,570	BRL	430,700	0	(923)
	10/2018		7,905	RUB	544,004	380	0
	12/2018		46,693	INR	3,406,455	0	(296)
MYI	11/2018	JPY	9,930,000	$	89,981	2,370	0
NGF	10/2018	$	15,050	INR	1,096,618	28	0
RBC	10/2018	CAD	27,800	$	21,109	0	(414)
SCX	10/2018		9,300		7,133	0	(67)
	10/2018	TRY	8,758		1,320	0	(110)
	10/2018	$	1,029	DKK	6,517	0	(14)
	10/2018		5,694	RUB	382,625	139	0
	11/2018	JPY	2,456,300	$	22,391	704	0
	11/2018	NGN	754,000		2,000	0	(64)
	12/2018	KRW	292,561		264	0	0
	12/2018	$	927	INR	66,682	0	(19)
SOG	10/2018		143,219	GBP	111,129	1,627	0
	11/2018	GBP	154,493	$	197,833	0	(3,925)
	11/2018	$	31,274	GBP	24,446	651	0
	11/2018		17,252	RUB	1,088,167	0	(718)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	41

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2018	$	72,733	RUB	5,000,000	$3,023	$0
SSB	10/2018	CAD	5,050	$	3,894	0	(16)
	12/2018	$	64,136	RUB	4,362,796	1,966	0
UAG	10/2018	JPY	6,820,000	$	61,913	1,821	0
	10/2018	$	3,756	TRY	24,603	274	0
	11/2018	JPY	14,330,000	$	129,281	2,743	0
	11/2018	RUB	3,041,334		47,391	1,179	0
	11/2018	$	14,874	EUR	12,992	262	0
	11/2018		164,865	JPY	18,165,400	0	(4,478)

Total Forward Foreign Currency Contracts						$141,405	$(38,793)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC USD versus INR	INR	68.500	12/07/2018	$ 42,600	$43	$14

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	$	73.500	11/06/2018	$ 42,000	$2	$0
GSC	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048		82.000	11/06/2018	416,000	32	0

						$34	$0

Total Purchased Options						$77	$14

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus RUB	RUB	67.100	10/11/2018	$ 13,083	$(403)	$(33)
CBK	Call - OTC USD versus RUB		68.000	10/23/2018	17,600	(502)	(66)
DUB	Put - OTC USD versus MXN	MXN	18.930	10/23/2018	16,300	(119)	(268)
	Put - OTC USD versus RUB	RUB	68.500	10/26/2018	36,900	(328)	(1,696)
GLM	Call - OTC USD versus TRY	TRY	7.280	11/02/2018	5,500	(129)	(16)
HUS	Call - OTC USD versus TRY		7.400	11/19/2018	21,100	(668)	(109)
	Call - OTC USD versus TRY		7.700	12/10/2018	21,400	(657)	(149)
	Call - OTC USD versus ZAR	ZAR	16.050	11/15/2018	24,000	(313)	(68)
MYI	Put - OTC USD versus MXN	MXN	18.850	10/17/2018	13,400	(89)	(172)
SCX	Call - OTC USD versus TRY	TRY	7.110	10/23/2018	6,600	(156)	(13)
	Call - OTC USD versus ZAR	ZAR	16.000	10/26/2018	21,300	(288)	(19)

						$(3,652)	$(2,609)

42	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 4.000% due 12/01/2048	$	101.563	12/06/2018	$ 316,000	$(444)	$(533)

Total Written Options						$(4,096)	$(3,142)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
CBK	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.354%	$18,900	$(19)	$53	$34	$0
JPM	PSEG Power LLC	1.000	Quarterly	12/20/2018	0.078	24,200	134	(75)	59	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.354	8,600	(16)	31	15	0

Total Swap Agreements							$99	$9	$108	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$17,108	$0	$0	$17,108	$(1,527)	$0	$0	$(1,527)	$15,581	$(14,850)	$731
BPS	4,523	0	0	4,523	(1,993)	(33)	0	(2,026)	2,497	(1,405)	1,092
BRC	8,326	0	0	8,326	(41)	0	0	(41)	8,285	(6,170)	2,115
CBK	18,587	0	34	18,621	(7,311)	(66)	0	(7,377)	11,244	(10,740)	504
DUB	967	0	0	967	0	(1,964)	0	(1,964)	(997)	(265)	(1,262)
FAR	0	0	0	0	0	(533)	0	(533)	(533)	370	(163)
GLM	34,958	14	0	34,972	(2,288)	(16)	0	(2,304)	32,668	(31,730)	938
HUS	5,580	0	0	5,580	(2,720)	(326)	0	(3,046)	2,534	(2,869)	(335)
IND	164	0	0	164	(164)	0	0	(164)	0	0	0
JPM	13,333	0	59	13,392	(11,705)	0	0	(11,705)	1,687	(1,433)	254
MSB	21,072	0	0	21,072	(1,219)	0	0	(1,219)	19,853	(19,500)	353
MYC	0	0	15	15	0	0	0	0	15	(70)	(55)
MYI	2,370	0	0	2,370	0	(172)	0	(172)	2,198	(1,980)	218
NGF	28	0	0	28	0	0	0	0	28	0	28
RBC	0	0	0	0	(414)	0	0	(414)	(414)	0	(414)
SCX	843	0	0	843	(274)	(32)	0	(306)	537	(760)	(223)
SOG	5,301	0	0	5,301	(4,643)	0	0	(4,643)	658	(670)	(12)
SSB	1,966	0	0	1,966	(16)	0	0	(16)	1,950	(1,990)	(40)
UAG	6,279	0	0	6,279	(4,478)	0	0	(4,478)	1,801	(2,020)	(219)

Total Over the Counter	$141,405	$14	$108	$141,527	$(38,793)	$(3,142)	$0	$(41,935)

(o)

Securities with an aggregate market value of $1,095 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	43

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$25	$25
Futures	0	0	0	0	12,550	12,550
Swap Agreements	0	26	0	0	0	26

	$0	$26	$0	$0	$12,575	$12,601

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$141,405	$0	$141,405
Purchased Options	0	0	0	14	0	14
Swap Agreements	0	108	0	0	0	108

	$0	$108	$0	$141,419	$0	$141,527

	$0	$134	$0	$141,419	$12,575	$154,128

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,552	$2,552
Swap Agreements	0	2	0	0	1,486	1,488

	$0	$2	$0	$0	$4,038	$4,040

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$38,793	$0	$38,793
Written Options	0	0	0	2,609	533	3,142

	$0	$0	$0	$41,402	$533	$41,935

	$0	$2	$0	$41,402	$4,571	$45,975

44	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(101)	$(101)
Futures	0	0	0	0	(12,412)	(12,412)
Swap Agreements	0	(146)	0	0	1,954	1,808

	$0	$(146)	$0	$0	$(10,559)	$(10,705)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(54,785)	$0	$(54,785)
Purchased Options	0	0	0	(3)	(123)	(126)
Written Options	0	325	0	6,974	380	7,679
Swap Agreements	0	264	0	0	0	264

	$0	$589	$0	$(47,814)	$257	$(46,968)

	$0	$443	$0	$(47,814)	$(10,302)	$(57,673)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(191)	$(191)
Futures	0	0	0	0	(586)	(586)
Swap Agreements	0	(1,062)	0	0	13,514	12,452

	$0	$(1,062)	$0	$0	$12,737	$11,675

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$226,677	$0	$226,677
Purchased Options	0	0	0	(29)	(34)	(63)
Written Options	0	(40)	0	(93)	(464)	(597)
Swap Agreements	0	(209)	0	0	0	(209)

	$0	$(249)	$0	$226,555	$(498)	$225,808

	$0	$(1,311)	$0	$226,555	$12,239	$237,483

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,024,296	$0	$2,024,296
Industrials	0	717,979	768	718,747
Utilities	0	183,150	0	183,150
Municipal Bonds & Notes
California	0	168	0	168
U.S. Government Agencies	0	4,475,164	0	4,475,164
Non-Agency Mortgage-Backed Securities	0	289,170	0	289,170
Asset-Backed Securities	0	1,101,276	15,521	1,116,797
Sovereign Issues	0	172,958	0	172,958
Common Stocks
Consumer Discretionary	3	0	0	3

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	45

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(Unaudited)

September 30, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Short-Term Instruments
Certificates of Deposit	$0	$25,050	$0	$25,050
Commercial Paper	0	582,576	0	582,576
Repurchase Agreements	0	2,394	0	2,394
Short-Term Notes	0	85,521	0	85,521
Argentina Treasury Bills	0	23,684	0	23,684
Greece Treasury Bills	0	21,997	0	21,997
Japan Treasury Bills	0	1,183,202	0	1,183,202
Nigeria Treasury Bills	0	1,076	0	1,076
U.S. Treasury Bills	0	60,116	0	60,116
	$3	$10,949,777	$16,289	$10,966,069

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,753,005	$0	$0	$1,753,005
Total Investments	$1,753,008	$10,949,777	$16,289	$12,719,074

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(315)	$0	$(315)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12,550	51	0	12,601
Over the counter	0	141,527	0	141,527
	$12,550	$141,578	$0	$154,128

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,552)	(1,488)	0	(4,040)
Over the counter	0	(41,935)	0	(41,935)
	$(2,552)	$(43,423)	$0	$(45,975)
Total Financial Derivative Instruments	$9,998	$98,155	$0	$108,153
Totals	$1,763,006	$11,047,617	$16,289	$12,826,912

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

46	PIMCO LOW DURATION FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Low Duration Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	47

Notes to Financial Statements (Cont.)

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is

48	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2018

paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	49

Notes to Financial Statements (Cont.)

In August 2018, the FASB issued ASU 2018-13 which amends ASC 820 to modify the disclosure requirements on fair value measurements. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds

50	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2018

(“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	51

Notes to Financial Statements (Cont.)

available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

52	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2018

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	53

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

54	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2018

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$848,284	$10,858	$0	$0	$1,364	$860,506	$10,858	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$170,289	$3,828,114	$(3,106,100)	$163	$33	$892,499	$4,914	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	55

Notes to Financial Statements (Cont.)

faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

56	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2018

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements   Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to

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Notes to Financial Statements (Cont.)

repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

58	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2018

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	59

Notes to Financial Statements (Cont.)

option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

60	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2018

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

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Notes to Financial Statements (Cont.)

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with

62	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2018

standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront

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Notes to Financial Statements (Cont.)

fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

64	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2018

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	65

Notes to Financial Statements (Cont.)

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

66	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2018

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	67

Notes to Financial Statements (Cont.)

protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R
0.25%	0.21%	0.31%	0.41%(1)	0.21%	0.25%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2019, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.30% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping,

68	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2018

shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.30%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2018, the Distributor retained $3,453,163 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	69

Notes to Financial Statements (Cont.)

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for amounts waived pursuant to the Expense Limitation Agreement in future periods, not to exceed thirty-six months after the waiver. At September 30, 2018, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2018, were as follows (amounts in thousands†):

Purchases	Sales
$51,038	$179,990

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be

70	PIMCO LOW DURATION FUND

(Unaudited)

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indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$29,296,718	$26,884,920	$2,095,054	$1,641,425

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	184,008	$1,791,931	369,492		$3,641,833
I-2	27,864	271,175	23,431		230,934
I-3	499	4,865	0		0
Administrative Class	1,041	10,137	2,919		28,766
Class D	0	0	8,391		82,761
Class A	6,200	60,400	79,555	(a)	781,050	(a)
Class C	844	8,218	1,516		14,941
Class R	1,506	14,655	1,895		18,662

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	71

Notes to Financial Statements (Cont.)

	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount

Issued as reinvestment of distributions
Institutional Class	6,271	$61,065	9,589		$94,507
I-2	671	6,533	844		8,319
I-3	1	10	0		0
Administrative Class	82	800	148		1,460
Class D	0	0	761		7,504
Class A	1,019	9,923	971		9,566
Class C	148	1,446	248		2,446
Class R	53	518	76		750

Cost of shares redeemed
Institutional Class	(171,143)	(1,666,444)	(382,473)		(3,769,006)
I-2	(12,839)	(125,051)	(29,263)		(288,302)
I-3	(302)	(2,939)	0		0
Administrative Class	(3,171)	(30,872)	(5,666)		(55,846)
Class D	0	0	(77,820	)(a)	(763,733	)(a)
Class A	(24,539)	(239,043)	(34,774)		(342,658)
Class C	(4,704)	(45,827)	(19,793)		(195,116)
Class R	(1,481)	(14,428)	(3,028)		(29,851)
Net increase (decrease) resulting from Fund share transactions	12,028	$117,072	(52,981)		$(521,013)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 55,907 Class D shares in the amount of $547,755 converted into Class A shares of the Fund.

As of September 30, 2018, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 12% of the Fund, and the shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

72	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2018

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Low Duration Fund	$197,113	$199,836

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$12,777,437	$220,864	$(172,196)	$48,668

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	73

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC
DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada
FBF	Credit Suisse International	RCY	Royal Bank of Canada
FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GSC	Goldman Sachs & Co.	SSB	State Street Bank and Trust Co.
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.

Currency Abbreviations:
ARS	Argentine Peso	KRW	South Korean Won
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NGN	Nigerian Naira
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TRY	Turkish New Lira
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate
BP0003M	3 Month GBP-LIBOR	SOFRRATE	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	DAC	Designated Activity Company
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor
CDO	Collateralized Debt Obligation	TBA	To-Be-Announced

74	PIMCO LOW DURATION FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 20-21, 2018, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2019. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2019. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2019.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds,

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received information on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2018 meeting. The Independent Trustees also conducted several in-person meetings with counsel to the Trust and the Independent Trustees, including one on July 18, 2018, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements, the Board received comparative information on the performance and the fees and expenses of other peer group funds and share classes. The Board also requested and received supplemental information regarding, among other information: business strategy with regard to certain funds, fund performance, the expense structure of certain funds and competitive comparisons of the total expense ratios of certain funds and classes, and historical changes to advisory and supervisory and administrative fees and related information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment

76	PIMCO LOW DURATION FUND

(Unaudited)

management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2017, including, but not limited to upgrading the global network and infrastructure to support trading and risk management systems; enhancing and continuing to expand capabilities within the pre-trade compliance platform; enhancing flexible client reporting capabilities to support increased differentiation within local markets; developing new application and database frameworks to support new trading strategies; expanding proprietary applications suites to enrich capabilities across Compliance, Analytics, Risk Management, Client Reporting, Attribution and Customer Relationship management; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program and global business continuity functions; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; engaging a third party service provider to implement the SEC reporting modernization regime; expanding the Fund Treasurer’s Office; enhancing a proprietary application to provide portfolio managers with more timely and high quality income reporting; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; upgrading a proprietary application to allow shareholder subscription and redemption data to pass to portfolio managers more quickly and efficiently; and continuing to expand the pricing portal and the proprietary performance reconciliation tool. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund,

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 and other performance data, as available, over short- and long-term periods ended June 30, 2018 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 20-21, 2018 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended

78	PIMCO LOW DURATION FUND

(Unaudited)

March 31, 2018. The Board also noted that, as of March 31, 2018, 75%, 71% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of June 30, 2018, 91%, 87% and 93% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net of fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes at scale. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

80	PIMCO LOW DURATION FUND

(Unaudited)

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Broadridge. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Broadridge, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Strategic Bond Fund by 15 basis points and waive the Fund’s supervisory and administrative fee by five basis points for each share class of the Fund for an initial term from October 1, 2018 through July 31, 2021. The Board considered that the purpose of the proposal is to reflect recent changes to the Fund’s strategy and realign its position.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the PIMCO Strategic Bond Fund after the proposals to decrease its fees, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year under both the adjusted asset profitability method (formerly known as the “difficulty factor” method) and the profit and loss method, which were each utilized to calculate profitability. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to PIMCO’s relationship with the Funds were within the ranges of publicly traded fund companies reported by Broadridge and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics, senior management supervision, governance and oversight of those services, and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

82	PIMCO LOW DURATION FUND

(Unaudited)

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

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General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4014SAR_093018

PIMCO Funds

Semiannual Report

September 30, 2018

PIMCO Real Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following this letter is the PIMCO Funds Semiannual Report which covers the six-month reporting period ended September 30, 2018. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the first quarter of 2018. During the second quarter of 2018 GDP growth rose to an annual pace of 4.2%, representing the strongest pace since the third quarter of 2014. The Commerce Department’s initial reading — released after the end of the reporting period — showed that third-quarter 2018 GDP grew at an annual pace of 3.5%.

The Federal Reserve (the “Fed”) continued to normalize monetary policy during the reporting period. In June 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. At its September 2018 meeting, the Fed again increased rates to a range between 2.00% and 2.25%. In addition to increasing the federal funds rate, the Fed continued to reduce its balance sheet during the reporting period.

Economic activity outside the U.S. initially accelerated during the reporting period, but moderated somewhat as the reporting period progressed. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. The Bank of England raised rates at its meeting in August 2018 and the Bank of Canada raised rates once during the reporting period. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, and that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period as short-term rates moved up more than their longer-term counterparts. In our view, the increase in rates at the short end of the yield curve was mostly due to Fed interest rate increases. The yield on the benchmark 10-year U.S. Treasury note was 3.05% at the end of the reporting period, up from 2.74% on March 31, 2018.

U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -0.49% during the reporting period. Meanwhile the Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned -0.14% during the reporting period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 3.46% during the reporting period, whereas emerging market external debt, as represented by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, returned -1.71% during the reporting period. Emerging market local bonds, as represented by the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.06% during the reporting period. The emerging market debt asset class was negatively impacted by signs of moderating growth in China, the strengthening

2	PIMCO REAL RETURN FUND

U.S. dollar and headline issues in countries such as Argentina and Turkey. Emerging market local currencies were hit especially hard, many of which significantly depreciated versus the U.S. dollar during the reporting period.

Global equities produced mixed results during the reporting period, while U.S. equities rallied sharply. We believe this rally was driven by a number of factors, including optimism surrounding the December 2017 tax reform bill and corporate profits that often exceeded expectations. All told, U.S. equities, as represented by the S&P 500 Index, returned 11.41% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned -8.97% during the reporting period, whereas global equities, as represented by the MSCI World Index, returned 6.80%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned 8.81% during the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned 5.37%.

Commodity prices fluctuated and generated mixed results during the reporting period. When the reporting period began crude oil was approximately $65 a barrel, but by the end of the reporting period crude oil was roughly $73 a barrel. This ascent was driven in part by planned and observed production cuts by the Organization of Petroleum Exporting Countries (OPEC) and the collapse in Venezuelan oil production. Elsewhere, gold and copper prices moved lower during the reporting period.

Finally, during the reporting period the foreign exchange markets experienced periods of volatility, due in part to signs of decoupling economic growth and central bank policies, along with a number of geopolitical events. The U.S. dollar strengthened against other major currencies during the reporting period. For example, the U.S. dollar returned 6.20%, 7.63% and 6.83% versus the euro, British pound and Japanese yen, respectively, during the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	3

Important Information About the PIMCO Real Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Real Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s decision to leave the European Union may impact Fund returns. This decision may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table

4	PIMCO REAL RETURN FUND

reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, 1-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2*	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Real Return Fund	01/29/97	01/29/97	04/30/08	04/27/18	04/28/00	01/29/97	01/29/97	12/31/02	Diversified

* Effective April 27, 2018, the name of Class P for all Funds of the Trust that offer such class was changed to I-2.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	5

Important Information About the PIMCO Real Return Fund (Cont.)

the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC has adopted a rule that, beginning in 2021, generally will allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO currently is evaluating how to make the electronic delivery option available to shareholders in the future.

The SEC adopted amendments to certain disclosure requirements relating to open-end investment companies’ liquidity risk management programs. Effective December 1, 2019, large fund complexes will be required to include in their shareholder reports a discussion of their liquidity risk management programs’ operations over the past year.

6	PIMCO REAL RETURN FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2018	7

PIMCO Real Return Fund

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Institutional Class	(0.04)%	0.26%	1.24%	3.88%	5.64%
PIMCO Real Return Fund I-2	(0.09)%	0.16%	1.14%	3.78%	5.54%
PIMCO Real Return Fund I-3	(0.11)%	0.11%	1.09%	3.73%	5.49%
PIMCO Real Return Fund Administrative Class	(0.17)%	0.01%	0.99%	3.62%	5.37%
PIMCO Real Return Fund Class A	(0.24)%	(0.14)%	0.84%	3.47%	5.19%
PIMCO Real Return Fund Class A (adjusted)	(3.98)%	(3.88)%	0.07%	3.14%	5.05%
PIMCO Real Return Fund Class C	(0.49)%	(0.64)%	0.33%	2.94%	4.67%
PIMCO Real Return Fund Class C (adjusted)	(1.47)%	(1.61)%	0.33%	2.94%	4.67%
PIMCO Real Return Fund Class R	(0.37)%	(0.39)%	0.58%	3.20%	4.92%
Bloomberg Barclays U.S. TIPS Index	(0.05)%	0.41%	1.37%	3.32%	5.12%
Lipper Inflation-Protected Bond Funds Average	0.04%	0.50%	0.75%	2.61%	4.26%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 01/31/1997.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.88% for Institutional Class shares, 0.98% for I-2 shares, 1.08% for I-3 shares, 1.13% for Administrative Class shares, 1.28% for Class A shares, 1.78% for Class C shares, and 1.53% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO REAL RETURN FUND

Institutional Class - PRRIX	I-2 - PRLPX	I-3 - PRNPX	Administrative Class - PARRX
Class A - PRTNX	Class C - PRTCX	Class R - PRRRX

Allocation Breakdown as of 09/30/2018†§

U.S. Treasury Obligations	71.4%
U.S. Government Agencies	13.2%
Sovereign Issues	4.6%
Corporate Bonds & Notes	3.7%
Asset-Backed Securities	3.5%
Short-Term Instruments‡	2.4%
Non-Agency Mortgage-Backed Securities	1.2%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Real Return Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from absolute performance, as U.S. TIPS, as measured by the Bloomberg Barclays U.S. TIPS Index, posted negative returns over the period.

»	Underweight exposure to U.S. nominal duration contributed to relative performance, as U.S. nominal yields moved higher across the curve.

»

Overweight exposure to U.S. breakeven inflation (“BEI”) spreads (or the yield differential between U.S. nominal Treasuries and like-maturity U.S. TIPS) contributed to relative performance, as the back end of U.S. BEI gained over the period.

»	Overweight exposure to U.S. real duration detracted from relative performance, as U.S. real yields followed nominals higher.

»	Exposure to the Argentine peso detracted from relative performance, as the currency posted negative returns for the period.

»	Exposure to external Emerging Market (“EM”) debt detracted from relative performance, as these securities posted negative returns over the period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	9

Expense Example PIMCO Real Return Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2018 to September 30, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$999.60	$5.53	$1,000.00	$1,019.40	$5.59	1.11%
I-2	1,000.00	999.10	6.03	1,000.00	1,018.90	6.09	1.21
I-3(a)	1,000.00	1,000.10	5.32	1,000.00	1,015.78	5.36	1.26
Administrative Class	1,000.00	998.30	6.78	1,000.00	1,018.15	6.84	1.36
Class A	1,000.00	997.60	7.52	1,000.00	1,017.40	7.59	1.51
Class C	1,000.00	995.10	10.00	1,000.00	1,014.91	10.10	2.01
Class R	1,000.00	996.30	8.76	1,000.00	1,016.16	8.85	1.76

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/27/18 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 154/365 for the I-3 shares of the PIMCO Real Return Fund (to reflect the period since the inception date of 4/27/18). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

10	PIMCO REAL RETURN FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Barclays U.S. TIPS Index	Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	11

Financial Highlights PIMCO Real Return Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2018 - 09/30/2018+	$10.90	$0.20	$(0.20)	$0.00	$(0.20)	$0.00	$0.00	$(0.20)
03/31/2018	11.06	0.28	(0.17)	0.11	(0.27)	0.00	0.00	(0.27)
03/31/2017	10.92	0.35	(0.05)	0.30	(0.16)	0.00	0.00	(0.16)
03/31/2016	11.06	0.23	(0.26)	(0.03)	(0.04)	0.00	(0.07)	(0.11)
03/31/2015	11.18	0.05	0.25	0.30	(0.42)	(0.00)	0.00	(0.42)
03/31/2014	12.25	0.19	(1.07)	(0.88)	(0.04)	(0.06)	(0.09)	(0.19)
I-2
04/01/2018 - 09/30/2018+	10.90	0.19	(0.20)	(0.01)	(0.19)	0.00	0.00	(0.19)
03/31/2018	11.06	0.27	(0.17)	0.10	(0.26)	0.00	0.00	(0.26)
03/31/2017	10.92	0.36	(0.07)	0.29	(0.15)	0.00	0.00	(0.15)
03/31/2016	11.06	0.21	(0.26)	(0.05)	(0.03)	0.00	(0.06)	(0.09)
03/31/2015	11.18	(0.00)	0.29	0.29	(0.41)	(0.00)	0.00	(0.41)
03/31/2014	12.25	0.22	(1.11)	(0.89)	(0.04)	(0.06)	(0.08)	(0.18)
I-3
04/27/2018 - 09/30/2018+	10.84	0.11	(0.11)	0.00	(0.14)	0.00	0.00	(0.14)
Administrative Class
04/01/2018 - 09/30/2018+	10.90	0.19	(0.21)	(0.02)	(0.18)	0.00	0.00	(0.18)
03/31/2018	11.06	0.26	(0.18)	0.08	(0.24)	0.00	0.00	(0.24)
03/31/2017	10.92	0.34	(0.07)	0.27	(0.13)	0.00	0.00	(0.13)
03/31/2016	11.06	0.20	(0.26)	(0.06)	(0.03)	0.00	(0.05)	(0.08)
03/31/2015	11.18	0.03	0.24	0.27	(0.39)	(0.00)	0.00	(0.39)
03/31/2014	12.25	0.16	(1.07)	(0.91)	(0.03)	(0.06)	(0.07)	(0.16)
Class A
04/01/2018 - 09/30/2018+	10.90	0.18	(0.21)	(0.03)	(0.17)	0.00	0.00	(0.17)
03/31/2018	11.06	0.24	(0.18)	0.06	(0.22)	0.00	0.00	(0.22)
03/31/2017	10.92	0.32	(0.06)	0.26	(0.12)	0.00	0.00	(0.12)
03/31/2016	11.06	0.18	(0.26)	(0.08)	(0.02)	0.00	(0.04)	(0.06)
03/31/2015	11.18	0.04	0.22	0.26	(0.38)	(0.00)	0.00	(0.38)
03/31/2014	12.25	0.16	(1.08)	(0.92)	(0.03)	(0.06)	(0.06)	(0.15)
Class C
04/01/2018 - 09/30/2018+	10.90	0.16	(0.21)	(0.05)	(0.15)	0.00	0.00	(0.15)
03/31/2018	11.06	0.19	(0.18)	0.01	(0.17)	0.00	0.00	(0.17)
03/31/2017	10.92	0.27	(0.07)	0.20	(0.06)	0.00	0.00	(0.06)
03/31/2016	11.06	0.13	(0.26)	(0.13)	(0.00)	0.00	(0.01)	(0.01)
03/31/2015	11.18	(0.02)	0.22	0.20	(0.32)	(0.00)	0.00	(0.32)
03/31/2014	12.25	0.10	(1.08)	(0.98)	(0.01)	(0.06)	(0.02)	(0.09)

12	PIMCO REAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.70	(0.04)%	$5,564,996	1.11	%*	1.11	%*	0.45	%*	0.45	%*	3.73	%*	123%
10.90	0.97	5,897,511	0.88		0.88		0.45		0.45		2.57		165
11.06	2.77	6,244,022	0.64		0.64		0.45		0.45		3.19		168
10.92	(0.30)	5,567,545	0.58		0.58		0.45		0.45		2.15		102
11.06	2.77	6,944,302	0.50		0.50		0.45		0.45		0.40		117
11.18	(7.15)	7,260,857	0.47		0.47		0.45		0.45		1.65		33

10.70	(0.09)	1,559,946	1.21	*	1.21	*	0.55	*	0.55	*	3.59	*	123
10.90	0.87	1,526,955	0.98		0.98		0.55		0.55		2.47		165
11.06	2.67	1,314,546	0.74		0.74		0.55		0.55		3.21		168
10.92	(0.40)	737,538	0.68		0.68		0.55		0.55		1.96		102
11.06	2.67	836,420	0.60		0.60		0.55		0.55		0.01		117
11.18	(7.25)	742,644	0.57		0.57		0.55		0.55		1.88		33

10.70	0.01	2,071	1.26	*	1.31	*	0.60	*	0.65	*	2.36	*	123

10.70	(0.17)	458,316	1.36	*	1.36	*	0.70	*	0.70	*	3.46	*	123
10.90	0.72	467,089	1.13		1.13		0.70		0.70		2.34		165
11.06	2.51	566,810	0.89		0.89		0.70		0.70		3.05		168
10.92	(0.55)	644,290	0.83		0.83		0.70		0.70		1.86		102
11.06	2.51	936,651	0.75		0.75		0.70		0.70		0.29		117
11.18	(7.39)	1,233,721	0.72		0.72		0.70		0.70		1.44		33

10.70	(0.24)	2,098,488	1.51	*	1.51	*	0.85	*	0.85	*	3.35	*	123
10.90	0.57	2,270,060	1.28		1.28		0.85		0.85		2.20		165
11.06	2.36	1,735,196	1.04		1.04		0.85		0.85		2.89		168
10.92	(0.69)	1,914,434	0.98		0.98		0.85		0.85		1.68		102
11.06	2.36	2,227,419	0.90		0.90		0.85		0.85		0.32		117
11.18	(7.53)	2,738,928	0.87		0.87		0.85		0.85		1.36		33

10.70	(0.49)	302,539	2.01	*	2.01	*	1.35	*	1.35	*	2.88	*	123
10.90	0.07	365,067	1.78		1.78		1.35		1.35		1.70		165
11.06	1.85	700,614	1.54		1.54		1.35		1.35		2.39		168
10.92	(1.19)	826,925	1.48		1.48		1.35		1.35		1.25		102
11.06	1.85	1,081,034	1.40		1.40		1.35		1.35		(0.19)		117
11.18	(7.99)	1,457,436	1.37		1.37		1.35		1.35		0.92		33

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	13

Financial Highlights PIMCO Real Return Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class R
04/01/2018 - 09/30/2018+	$10.90	$0.17	$(0.21)	$(0.04)	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2018	11.06	0.21	(0.17)	0.04	(0.20)	0.00	0.00	(0.20)
03/31/2017	10.92	0.29	(0.06)	0.23	(0.09)	0.00	0.00	(0.09)
03/31/2016	11.06	0.15	(0.25)	(0.10)	(0.02)	0.00	(0.02)	(0.04)
03/31/2015	11.18	(0.03)	0.26	0.23	(0.35)	(0.00)	0.00	(0.35)
03/31/2014	12.25	0.12	(1.07)	(0.95)	(0.02)	(0.06)	(0.04)	(0.12)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO REAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.70	(0.37)%	$259,849	1.76	%*	1.76	%*	1.10	%*	1.10	%*	3.09	%*	123%
10.90	0.32	281,230	1.53		1.53		1.10		1.10		1.93		165
11.06	2.10	316,281	1.29		1.29		1.10		1.10		2.62		168
10.92	(0.94)	336,691	1.23		1.23		1.10		1.10		1.42		102
11.06	2.11	390,425	1.15		1.15		1.10		1.10		(0.22)		117
11.18	(7.76)	398,575	1.12		1.12		1.10		1.10		1.01		33

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	15

Statement of Assets and Liabilities PIMCO Real Return Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities	$14,718,531
Investments in Affiliates	125,760
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,840
Over the counter	59,225
Cash	570
Deposits with counterparty	8,590
Foreign currency, at value	18,128
Receivable for investments sold	112,545
Receivable for investments sold on a delayed-delivery basis	18,561
Receivable for TBA investments sold	3,169,128
Receivable for Fund shares sold	8,806
Interest and/or dividends receivable	49,079
Dividends receivable from Affiliates	68
Total Assets	18,295,831

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,697,814
Payable for sale-buyback transactions	100,198
Payable for short sales	285,040
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,755
Over the counter	31,415
Payable for investments purchased	35,240
Payable for investments in Affiliates purchased	68
Payable for TBA investments purchased	4,833,669
Deposits from counterparty	44,204
Payable for Fund shares redeemed	12,325
Distributions payable	308
Accrued investment advisory fees	1,907
Accrued supervisory and administrative fees	1,938
Accrued distribution fees	247
Accrued servicing fees	495
Other liabilities	3
Total Liabilities	8,049,626

Net Assets	$10,246,205

Net Assets Consist of:
Paid in capital	$10,820,635
Undistributed (overdistributed) net investment income	56,425
Accumulated undistributed net realized gain (loss)	(485,981)
Net unrealized appreciation (depreciation)	(144,874)
Net Assets	$10,246,205

Cost of investments in securities	$14,941,217
Cost of investments in Affiliates	$125,760
Cost of foreign currency held	$18,790
Proceeds received on short sales	$285,268
Cost or premiums of financial derivative instruments, net	$(5,947)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO REAL RETURN FUND	See Accompanying Notes

September 30, 2018 (Unaudited)

Net Assets:
Institutional Class	$5,564,996
I-2	1,559,946
I-3	2,071
Administrative Class	458,316
Class A	2,098,488
Class C	302,539
Class R	259,849
Shares Issued and Outstanding:
Institutional Class	519,978
I-2	145,757
I-3	194
Administrative Class	42,824
Class A	196,076
Class C	28,268
Class R	24,280
Net Asset Value Per Share Outstanding:
Institutional Class	$10.70
I-2	10.70
I-3	10.70
Administrative Class	10.70
Class A	10.70
Class C	10.70
Class R	10.70

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	17

Statement of Operations PIMCO Real Return Fund

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands†)

Investment Income:
Interest	$253,905
Dividends from Investments in Affiliates	559
Total Income	254,464

Expenses:
Investment advisory fees	13,143
Supervisory and administrative fees	13,385
Distribution and/or servicing fees - Administrative Class	571
Distribution fees - Class C	829
Distribution fees - Class R	340
Servicing fees - Class A	2,747
Servicing fees - Class C	415
Servicing fees - Class R	340
Trustee fees	17
Interest expense	34,813
Miscellaneous expense	2
Total Expenses	66,602

Net Investment Income (Loss)	187,862

Net Realized Gain (Loss):
Investments in securities	(113,356)
Investments in Affiliates	26
Exchange-traded or centrally cleared financial derivative instruments	(10,678)
Over the counter financial derivative instruments	96,100
Short sales	(47)
Foreign currency	(5,304)

Net Realized Gain (Loss)	(33,259)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(273,595)
Exchange-traded or centrally cleared financial derivative instruments	53,675
Over the counter financial derivative instruments	54,372
Foreign currency assets and liabilities	(2,722)

Net Change in Unrealized Appreciation (Depreciation)	(168,270)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,667)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO REAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Real Return Fund

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$187,862	$277,106
Net realized gain (loss)	(33,259)	(125,498)
Net change in unrealized appreciation (depreciation)	(168,270)	(52,762)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,667)	98,846

Distributions to Shareholders:
From net investment income
Institutional Class	(104,334)	(154,560)
I-2	(27,038)	(33,403)
I-3	(12)	0
Administrative Class	(7,708)	(11,186)
Class D	0	(12,089	)(a)
Class A	(35,890)	(37,503)
Class C	(4,634)	(6,909)
Class R	(4,093)	(5,368)

Total Distributions(b)	(183,709)	(261,018)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(364,331)	(613,520)

Total Increase (Decrease) in Net Assets	(561,707)	(775,692)

Net Assets:
Beginning of period	10,807,912	11,583,604
End of period*	$10,246,205	$10,807,912

*Including undistributed (overdistributed) net investment income of:	$56,425	$52,272

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares converted into Class A Shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	19

Statement of Cash Flows PIMCO Real Return Fund

Six Months Ended September 30, 2018 (Unaudited) (Amounts in thousands†)
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(13,667)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for)

Operating Activities:
Purchases of long-term securities	(18,675,564)
Proceeds from sales of long-term securities	19,582,871
(Purchases) Proceeds from sales of short-term portfolio investments, net	272,837
(Increase) decrease in deposits with counterparty	(1,067)
(Increase) decrease in receivable for investments sold	(1,559,961)
(Increase) decrease in interest and/or dividends receivable	1,257
(Increase) decrease in dividends receivable from Affiliates	6
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	32,037
Proceeds from (Payments on) over the counter financial derivative instruments	102,292
Increase (decrease) in payable for investments purchased	1,826,431
Increase (decrease) in deposits from counterparty	29,738
Increase (decrease) in accrued investment advisory fees	(498)
Increase (decrease) in accrued supervisory and administrative fees	(502)
Increase (decrease) in accrued distribution fees	(170)
Increase (decrease) in accrued servicing fees	(52)
Proceeds from (Payments on) short sales transactions, net	(4,562)
Proceeds from (Payments on) foreign currency transactions	(8,026)
Net Realized (Gain) Loss
Investments in securities	113,356
Investments in Affiliates	(26)
Exchange-traded or centrally cleared financial derivative instruments	10,678
Over the counter financial derivative instruments	(96,100)
Short sales	47
Foreign currency	5,304
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	273,595
Exchange-traded or centrally cleared financial derivative instruments	(53,675)
Over the counter financial derivative instruments	(54,372)
Foreign currency assets and liabilities	2,722
Net amortization (accretion) on investments	27,220

Net Cash Provided by (Used for) Operating Activities	1,812,149
Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	1,284,415
Payments on shares redeemed	(1,836,899)
Cash distributions paid*	(13,023)
Proceeds from reverse repurchase agreements	15,918,312
Payments on reverse repurchase agreements	(17,086,244)
Proceeds from sale-buyback transactions	2,032,578
Payments on sale-buyback transactions	(2,109,426)
Net Cash Received from (Used for) Financing Activities	(1,810,287)

Net Increase (Decrease) in Cash and Foreign Currency	1,862
Cash and Foreign Currency:
Beginning of period	$16,836
End of period	$18,698
* Reinvestment of distributions	$172,325

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$35,193

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

20	PIMCO REAL RETURN FUND	See Accompanying Notes

Schedule of Investments PIMCO Real Return Fund

(Unaudited)

September 30, 2018

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 143.7%

CORPORATE BONDS & NOTES 5.3%

BANKING & FINANCE 3.4%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$800	$803
4.625% due 10/30/2020		400	408
Air Lease Corp.
4.750% due 03/01/2020		300	305
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	500	615
Ally Financial, Inc.
3.500% due 01/27/2019		$600	601
3.750% due 11/18/2019		300	300
4.250% due 04/15/2021		100	101
8.000% due 11/01/2031		800	973
American Tower Corp.
2.800% due 06/01/2020		875	867
3.450% due 09/15/2021		200	199
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(e)(f)	EUR	1,400	1,694
7.000% due 02/19/2019 •(e)(f)		1,200	1,421
Bank of America Corp.
5.875% due 03/15/2028 •(e)		$6,580	6,531
Bank of Ireland
7.375% due 06/18/2020 •(e)(f)	EUR	2,960	3,726
Barclays PLC
6.500% due 09/15/2019 •(e)(f)		3,500	4,196
7.000% due 09/15/2019 •(e)(f)	GBP	700	922
8.000% due 12/15/2020 •(e)(f)	EUR	700	897
8.250% due 12/15/2018 •(e)(f)		$800	808
BRFkredit A/S
2.500% due 10/01/2047	DKK	88	14
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)	EUR	4,300	5,267
6.625% due 06/29/2021 •(e)(f)		3,000	3,875
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	127,225	6,657
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$11,550	11,495
Deutsche Bank AG
4.250% due 10/14/2021		49,600	49,407
Dexia Credit Local S.A.
2.375% due 09/20/2022		1,200	1,159
Erste Group Bank AG
8.875% due 10/15/2021 •(e)(f)	EUR	200	270
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		$200	200
2.943% due 01/08/2019		100	100
3.164% (US0003M + 0.830%) due 03/12/2019 ~		100	100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Motors Financial Co., Inc.
2.350% due 10/04/2019		$700	$696
3.613% (US0003M + 1.270%) due 10/04/2019 ~		100	101
4.399% (US0003M + 2.060%) due 01/15/2019 ~		300	302
Goldman Sachs Group, Inc.
3.534% (US0003M + 1.200%) due 09/15/2020 ~		49,000	49,783
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	400	650
ING Bank NV
2.625% due 12/05/2022		$14,700	14,294
International Lease Finance Corp.
5.875% due 04/01/2019		100	101
6.250% due 05/15/2019		600	612
8.250% due 12/15/2020		900	984
Intesa Sanpaolo SpA
6.500% due 02/24/2021		1,900	1,968
LeasePlan Corp. NV
2.875% due 01/22/2019		500	500
Lloyds Banking Group PLC
3.000% due 02/04/2019 (g)		5,461	5,447
3.000% due 10/11/2019 (g)		6,100	6,100
3.153% (US0003M + 0.800%) due 06/21/2021 ~		7,100	7,123
3.536% due 09/04/2019 (g)		5,000	4,996
3.536% due 09/02/2020 (g)		5,000	4,991
3.536% due 09/02/2021 (g)		5,000	4,986
6.375% due 06/27/2020 •(e)(f)	EUR	700	861
7.000% due 06/27/2019 •(e)(f)	GBP	3,800	5,041
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		$5,400	5,413
Nationwide Building Society
6.875% due 06/20/2019 •(e)(f)	GBP	3,100	4,127
10.250% ~(e)		14	2,700
Navient Corp.
4.875% due 06/17/2019		$1,250	1,260
5.500% due 01/15/2019		21,675	21,810
5.875% due 03/25/2021		200	205
8.000% due 03/25/2020		200	212
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	31	5
Nykredit Realkredit A/S
2.500% due 10/01/2047		184	30
Realkredit Danmark A/S
2.500% due 07/01/2047		84	14
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		$10,700	10,775
4.519% due 06/25/2024 •		6,900	6,887

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	21

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 08/10/2020 •(e)(f)		$2,192	$2,250
8.625% due 08/15/2021 •(e)(f)		1,930	2,072
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	8,530	9,977
Springleaf Finance Corp.
5.250% due 12/15/2019		$1,400	1,424
6.000% due 06/01/2020		100	103
Toronto-Dominion Bank
2.250% due 03/15/2021		600	586
UBS AG
2.450% due 12/01/2020		300	294
2.637% due 12/07/2018 •		31,000	31,014
2.907% due 06/08/2020 •		31,500	31,646

			346,251

INDUSTRIALS 0.6%
Allergan Finance LLC
3.250% due 10/01/2022		300	295
Allergan Funding SCS
3.000% due 03/12/2020		3,394	3,391
Allergan Sales LLC
5.000% due 12/15/2021		2,600	2,698
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	3,100	3,597
7.750% due 05/15/2022		$800	782
AP Moller - Maersk A/S
2.550% due 09/22/2019		200	198
BAT Capital Corp.
2.909% due 08/14/2020 •		9,400	9,436
BAT International Finance PLC
2.750% due 06/15/2020		200	198
Baxalta, Inc.
2.875% due 06/23/2020		120	119
D.R. Horton, Inc.
3.750% due 03/01/2019		200	200
Daimler Finance North America LLC
2.250% due 09/03/2019		500	497
Dell International LLC
3.480% due 06/01/2019		2,800	2,808
DISH DBS Corp.
7.875% due 09/01/2019		100	104
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~		7,300	7,299
eBay, Inc.
2.750% due 01/30/2023		5,500	5,299
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~		10,500	10,501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Energy Transfer Partners LP
5.750% due 09/01/2020		$300	$310
Equifax, Inc.
3.184% (US0003M + 0.870%) due 08/15/2021 ~		800	805
ERAC USA Finance LLC
2.800% due 11/01/2018		200	200
5.250% due 10/01/2020		100	103
General Motors Co.
3.143% (US0003M + 0.800%) due 08/07/2020 ~		490	492
Hyundai Capital America
1.750% due 09/27/2019		300	296
Imperial Brands Finance PLC
2.950% due 07/21/2020		700	693
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		500	510
NXP BV
4.125% due 06/15/2020		100	101
Ryder System, Inc.
2.450% due 09/03/2019		500	498
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		300	312
Sky PLC
2.625% due 09/16/2019		600	597
Solvay Finance America LLC
3.400% due 12/03/2020		100	100
Spectra Energy Partners LP
3.016% (US0003M + 0.700%) due 06/05/2020 ~		100	101
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		225	225
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		100	102
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020		200	194
Time Warner Cable LLC
5.000% due 02/01/2020		1,200	1,224
8.250% due 04/01/2019		500	513
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		200	202
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,125	2,355
VMware, Inc.
3.900% due 08/21/2027		1,900	1,800
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		4,281	4,260
2.450% due 11/20/2019		1,500	1,486
Wind Tre SpA
2.625% due 01/20/2023	EUR	300	329

			65,230

22	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.3%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~		$14,100	$14,232
3.289% (US0003M + 0.950%) due 07/15/2021 ~		23,500	23,788
5.000% due 03/01/2021		400	414
5.150% due 02/15/2050		8,900	8,442
5.300% due 08/15/2058		3,100	2,966
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~		3,800	3,822
Enable Midstream Partners LP
2.400% due 05/15/2019		200	199
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	670	686
4.625% due 10/15/2018	EUR	4,270	4,967
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$200	203
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		19,360	19,396
Petrobras Global Finance BV
4.375% due 05/20/2023		1,900	1,809
5.299% due 01/27/2025		7,588	7,106
5.999% due 01/27/2028		20,781	19,212
6.250% due 12/14/2026	GBP	1,300	1,716
6.625% due 01/16/2034		100	127
7.375% due 01/17/2027		$16,900	17,142
8.750% due 05/23/2026		100	110
Plains All American Pipeline LP
2.600% due 12/15/2019		300	298
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~		3,900	3,897

			130,532

Total Corporate Bonds & Notes (Cost $550,166)			542,013

U.S. GOVERNMENT AGENCIES 19.2%
Fannie Mae
2.194% due 12/25/2036 •		112	111
2.276% due 07/25/2037 •		452	444
2.346% due 03/25/2036 •		220	218
2.566% due 07/25/2037 •		57	56
2.566% due 05/25/2042 •		135	136
2.656% due 05/25/2036 •		47	47

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.661% due 02/25/2037 •	$366	$365
2.947% due 06/01/2043 - 10/01/2044 •	866	862
2.965% due 11/01/2033 •	19	20
3.018% due 10/01/2033 •	3	3
3.250% due 02/01/2034 •	14	15
3.275% due 02/01/2032 •	5	5
3.466% due 04/01/2032 •	20	21
3.471% due 04/01/2033 •	194	202
3.506% due 04/01/2027 •	34	35
3.914% due 05/25/2035 ~	16	17
4.137% due 05/01/2035 •	100	104
4.170% due 09/01/2034 •	7	8
4.279% due 12/01/2036 •	43	45
4.293% due 05/01/2036 •	16	16
4.610% due 04/01/2035 •	86	91
5.090% due 09/01/2034 •	20	21
6.500% due 06/25/2028	32	33
Fannie Mae, TBA
3.500% due 10/01/2033 - 11/01/2048	928,680	913,528
4.000% due 10/01/2048 - 12/01/2048	1,014,800	1,023,496
Freddie Mac
2.105% due 12/25/2036 •	157	157
2.346% due 08/25/2031 •	181	180
2.428% due 01/15/2037 •	9	9
2.496% due 09/25/2031 •	417	413
2.913% due 02/25/2045 •	737	736
3.245% due 07/25/2044 •	150	151
3.569% due 01/01/2034 •	249	263
4.078% due 01/01/2034 •	219	233
4.079% due 09/01/2036 •	68	70
4.115% due 06/01/2033 •	148	155
4.142% due 10/01/2036 •	46	48
4.238% due 07/01/2036 •	80	83
4.500% due 07/15/2020	138	139
6.500% due 01/25/2028	13	14
7.000% due 10/15/2030	31	35
Ginnie Mae
2.558% due 06/16/2031 - 03/16/2032 •	26	26
2.750% due 07/20/2035 •	16	17
2.893% due 01/20/2060 •	22,653	22,843
3.125% due 12/20/2035 •	445	462

Total U.S. Government Agencies (Cost $1,969,338)		1,965,933

U.S. TREASURY OBLIGATIONS 103.4%
U.S. Treasury Bonds
3.000% due 02/15/2048 (l)	750	722
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2019 (h)(j)	242,597	241,127
0.125% due 04/15/2020 (h)	986,098	973,547

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	23

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 04/15/2021 (h)	$489,903	$480,053
0.125% due 01/15/2022 (j)(l)	29,258	28,544
0.125% due 04/15/2022 (j)	87,014	84,575
0.125% due 07/15/2022 (j)	135,015	131,791
0.125% due 01/15/2023 (j)	69,503	67,310
0.125% due 07/15/2024	228,264	219,401
0.125% due 07/15/2026	209,110	197,320
0.250% due 01/15/2025 (h)	534,484	513,126
0.375% due 07/15/2023	197,919	194,130
0.375% due 07/15/2025	186,184	180,389
0.375% due 01/15/2027 (l)	16,092	15,376
0.500% due 01/15/2028 (h)	465,016	446,643
0.625% due 07/15/2021 (h)(j)	285,548	284,872
0.625% due 04/15/2023	99,172	97,933
0.625% due 01/15/2024	203,345	200,716
0.625% due 01/15/2026 (h)	618,111	605,270
0.625% due 02/15/2043	37,049	33,740
0.750% due 02/15/2042	123,218	115,889
0.750% due 02/15/2045	111,608	103,956
0.875% due 02/15/2047	206,654	197,930
1.000% due 02/15/2046	174,451	172,486
1.000% due 02/15/2048	179,083	177,059
1.250% due 07/15/2020 (j)	255,634	258,611
1.375% due 01/15/2020 (j)	202,615	204,118
1.375% due 02/15/2044	399,504	428,809
1.750% due 01/15/2028	278,272	298,129
1.875% due 07/15/2019 (j)(l)	13,666	13,837
2.000% due 01/15/2026	210,534	226,596
2.125% due 02/15/2040	116,595	141,131
2.125% due 02/15/2041	33,007	40,225
2.375% due 01/15/2025 (h)	684,626	746,263
2.375% due 01/15/2027	102,998	114,818
2.500% due 01/15/2029	421,631	485,117
3.375% due 04/15/2032	53,151	69,142
3.625% due 04/15/2028 (h)	782,345	972,385
3.875% due 04/15/2029 (h)	489,204	630,647
U.S. Treasury Notes
2.750% due 02/15/2024 (h)(l)	203,500	201,401

Total U.S. Treasury Obligations (Cost $10,760,476)		10,595,134

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Adjustable Rate Mortgage Trust
4.107% due 10/25/2035 ^~	647	614
4.268% due 08/25/2035 ~	481	477
Alliance Bancorp Trust
2.456% due 07/25/2037 •	6,187	5,595
American Home Mortgage Assets Trust
2.406% (US0001M + 0.190%) due 05/25/2046 ^~	546	509
2.426% due 10/25/2046 •	7,748	5,851
American Home Mortgage Investment Trust
4.016% due 09/25/2045 •	506	508

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Trust
3.835% due 06/29/2037 ~	$503	$437
3.929% due 01/20/2047 ^~	257	247
5.753% due 10/25/2036 ^Ø	219	201
5.837% due 01/25/2037 ^Ø	179	170
5.888% due 04/25/2037 ^Ø	149	133
Banc of America Mortgage Trust
3.659% due 11/25/2035 ^~	715	717
3.791% due 12/25/2034 ~	556	563
4.289% due 07/25/2035 ^~	497	467
BCAP LLC Trust
2.386% due 01/25/2037 ^•	1,603	1,519
3.638% due 04/26/2036 ~	4,296	3,654
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	66	64
3.814% due 01/25/2034 ~	215	221
3.893% due 02/25/2034 ~	721	737
3.962% due 05/25/2047 ^~	1,150	1,042
4.144% due 01/25/2034 ~	705	711
4.145% due 07/25/2036 ^~	1,708	1,609
4.164% due 02/25/2036 ^~	327	310
4.290% due 10/25/2035 ~	814	818
4.594% due 11/25/2034 ~	89	91
Bear Stearns ALT-A Trust
3.804% due 08/25/2036 ^~	456	372
3.907% due 08/25/2036 ^~	376	292
3.972% due 05/25/2035 ~	55	56
4.037% due 11/25/2036 ~	1,174	1,096
4.187% due 09/25/2035 ~	78	64
CGGS Commercial Mortgage Trust
3.058% due 02/15/2037 •	13,200	13,235
Chase Mortgage Finance Trust
3.517% due 12/25/2035 ^~	665	646
3.965% due 02/25/2037 ~	82	82
4.126% due 02/25/2037 ~	59	60
ChaseFlex Trust
2.716% due 06/25/2035 •	318	181
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.396% due 07/25/2036 •	372	368
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 09/25/2033	488	500
Citigroup Mortgage Loan Trust
2.579% due 07/25/2046 ^~	917	857
4.186% due 09/25/2037 ^~	370	358
4.490% due 05/25/2035 •	317	320
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	127	128
3.890% due 09/25/2035 •	273	268
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	214	215
Countrywide Alternative Loan Trust
2.326% due 06/25/2046 •	1,061	1,018

24	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.345% due 02/20/2047 ^•		$91	$76
2.360% due 12/20/2046 ^•		5,235	4,511
2.375% due 03/20/2046 •		213	194
2.375% due 07/20/2046 ^•		4,762	3,741
2.386% due 01/25/2037 ^•		164	161
2.485% due 11/20/2035 •		643	612
2.845% due 12/25/2035 •		1,018	942
2.916% due 10/25/2035 ^•		153	130
3.716% due 02/25/2037 ^~		3,311	3,232
5.500% due 11/25/2035		48	45
6.000% due 01/25/2037 ^		2,358	2,001
6.000% due 02/25/2037 ^		89	64
6.500% due 08/25/2032		345	357
Countrywide Home Loan Mortgage Pass-Through Trust
2.796% due 04/25/2035 •		466	455
3.307% due 02/20/2036 ^~		91	79
3.459% due 04/25/2035 ^~		333	308
3.503% due 04/20/2036 ^~		177	164
3.583% due 11/25/2034 ~		13	13
3.594% due 03/25/2037 ^~		238	218
3.651% due 02/25/2047 ^~		266	240
3.816% due 11/20/2034 ~		124	126
3.900% due 01/20/2035 ~		46	46
4.018% due 01/20/2035 ~		142	146
4.336% due 04/20/2035 ~		70	70
4.529% due 11/19/2033 ~		35	36
5.500% due 11/25/2035 ^		177	159
5.500% due 04/25/2038		405	413
6.000% due 04/25/2036		1,959	1,667
Credit Suisse First Boston Mortgage Securities Corp.
3.937% due 04/25/2034 ~		48	49
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.648% due 07/25/2033 ~		10	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~		469	240
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.738% due 10/25/2035 ~		103	90
First Horizon Alternative Mortgage Securities Trust
4.105% due 06/25/2034 ~		452	450
4.166% due 09/25/2034 ~		201	200
6.000% due 02/25/2037		1,079	850
6.250% due 08/25/2037 ^		249	196
First Horizon Mortgage Pass-Through Trust
4.277% due 08/25/2035 ~		550	462
GreenPoint Mortgage Funding Trust
2.656% due 06/25/2045 •		795	771
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	194	206
GSR Mortgage Loan Trust
3.785% due 04/25/2035 ~		$91	92
4.052% due 11/25/2035 ~		585	585

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.176% due 11/25/2035 ~	$58	$59
4.222% due 11/25/2035 ^~	833	779
4.354% due 07/25/2035 ~	340	343
HarborView Mortgage Loan Trust
2.372% due 07/21/2036 •	427	392
2.408% due 03/19/2036 •	906	841
2.478% due 11/19/2035 •	1,068	1,028
2.505% due 06/20/2035 •	284	283
2.608% due 05/19/2035 •	9	9
2.668% due 01/19/2036 •	1,885	1,522
4.116% due 04/19/2034 ~	116	116
4.199% due 01/19/2035 ~	456	453
HomeBanc Mortgage Trust
3.597% due 04/25/2037 ^~	1,287	1,169
Impac CMB Trust
3.116% due 10/25/2033 •	57	57
IndyMac Mortgage Loan Trust
2.416% due 06/25/2046 •	2,152	1,866
2.496% due 07/25/2035 •	437	398
2.516% due 11/25/2035 ^•	212	163
2.516% due 06/25/2037 ^•	374	234
3.620% due 06/25/2036 ~	293	280
3.625% due 12/25/2034 ~	95	94
3.766% due 01/25/2036 ^~	202	185
3.785% due 10/25/2035 ~	164	149
3.896% due 08/25/2035 ~	217	198
3.896% due 08/25/2035 ^~	173	157
3.897% due 08/25/2036 ~	547	543
4.129% due 11/25/2035 ^~	362	347
4.259% due 10/25/2034 ~	453	466
4.295% due 11/25/2035 ^~	22	22
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036	186	154
JPMorgan Mortgage Trust
3.773% due 11/25/2035 ~	315	307
3.815% due 06/25/2035 ~	39	39
3.848% due 10/25/2035 ^~	140	125
3.901% due 06/25/2036 ~	41	39
3.953% due 04/25/2035 ~	48	49
4.112% due 07/25/2035 ~	145	148
4.229% due 07/25/2035 ~	539	543
4.267% due 08/25/2035 ~	379	383
4.410% due 07/25/2035 ~	72	74
4.608% due 08/25/2035 ~	396	400
Lehman XS Trust
2.466% due 08/25/2037 •	6,874	6,771
Luminent Mortgage Trust
2.396% due 12/25/2036 ^•	834	745
MASTR Adjustable Rate Mortgages Trust
2.426% due 04/25/2046 •	2,050	1,799
3.634% due 12/25/2033 ~	52	53
3.656% due 12/25/2033 ~	881	860
4.416% due 11/21/2034 ~	376	387

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	25

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Alternative Loan Trust
2.616% due 03/25/2036 •	$950	$186
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.858% due 11/15/2031 •	93	93
2.898% due 09/15/2030 •	48	47
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.598% due 12/15/2030 •	174	169
2.638% due 06/15/2030 •	91	89
2.767% due 10/20/2029 •	64	64
3.018% due 08/15/2032 •	220	213
Merrill Lynch Mortgage Investors Trust
2.466% due 11/25/2035 •	478	453
3.092% due 03/25/2030 •	42	40
3.292% due 11/25/2029 •	23	23
3.539% due 02/25/2035 ~	373	379
3.908% due 02/25/2034 ~	1,492	1,502
4.050% due 12/25/2034 ~	462	465
4.100% due 02/25/2033 ~	1,219	1,200
4.112% due 06/25/2037 ~	351	355
4.220% due 12/25/2035 ~	161	150
4.250% due 05/25/2036 ~	47	47
4.395% due 09/25/2035 ^~	164	157
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047 Ø	277	188
New York Mortgage Trust
3.870% due 05/25/2036 ^~	289	282
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.830% due 02/25/2036 ^~	158	140
5.820% due 03/25/2047 Ø	387	399
6.138% due 03/25/2047 Ø	359	369
Provident Funding Mortgage Loan Trust
3.951% due 04/25/2034 ~	24	25
4.335% due 08/25/2033 ~	601	609
Residential Accredit Loans, Inc. Trust
2.396% due 06/25/2046 •	3,117	1,436
2.496% due 12/25/2045 •	1,332	1,163
2.516% due 08/25/2035 •	96	87
3.205% due 09/25/2045 •	198	192
5.038% due 09/25/2035 ^~	176	162
Residential Asset Securitization Trust
2.616% due 05/25/2035 •	7,379	6,395
2.616% due 01/25/2046 ^•	73	37
5.000% due 08/25/2019	28	27
5.500% due 06/25/2033	122	124
6.250% due 10/25/2036 ^	842	835
Sequoia Mortgage Trust
2.365% due 07/20/2036 •	1,384	1,331
2.864% due 05/20/2034 •	506	492
2.868% due 10/19/2026 •	27	28
2.925% due 10/20/2027 •	42	40
2.965% due 10/20/2027 •	78	77

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.065% due 12/20/2032 •		$76	$75
Structured Adjustable Rate Mortgage Loan Trust
2.536% due 10/25/2035 •		726	718
3.245% due 01/25/2035 •		22	21
3.565% due 11/25/2035 ^~		146	139
3.880% due 09/25/2036 ^~		752	588
4.034% due 10/25/2037 ^•		275	251
4.085% due 05/25/2036 ^~		366	352
4.166% due 04/25/2034 ~		8	8
4.181% due 08/25/2035 ~		132	132
4.231% due 02/25/2034 ~		302	304
4.361% due 09/25/2035 ~		687	621
4.400% due 09/25/2034 ~		12	13
Structured Asset Mortgage Investments Trust
2.418% due 07/19/2035 •		812	795
2.426% due 04/25/2036 •		901	847
2.426% due 05/25/2036 •		3,898	3,604
2.446% due 02/25/2036 •		379	350
2.476% due 03/25/2037 •		168	126
2.526% due 12/25/2035 ^•		301	289
2.828% due 09/19/2032 •		153	150
2.828% due 10/19/2034 •		74	73
2.868% due 03/19/2034 •		201	200
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.460% due 01/25/2034 ~		18	17
TBW Mortgage-Backed Trust
5.970% due 09/25/2036 Ø		1,230	122
Trinity Square PLC
1.903% due 07/15/2051 •	GBP	17,473	22,925
WaMu Mortgage Pass-Through Certificates Trust
2.268% due 02/27/2034 •		$798	790
2.545% due 03/25/2047 ^•		5,531	5,186
2.567% due 12/25/2046 ^•		2,783	2,538
2.615% due 05/25/2047 •		802	764
2.766% due 07/25/2044 •		1,669	1,691
2.796% due 07/25/2045 •		26	26
2.825% due 06/25/2046 •		95	96
2.845% due 02/25/2046 •		713	715
2.896% due 01/25/2045 •		1,063	1,060
2.901% due 01/25/2037 ^~		1,535	1,457
3.016% due 10/25/2044 •		344	344
3.045% due 11/25/2042 •		51	50
3.113% due 12/25/2036 ^~		987	944
3.162% due 04/25/2037 ^~		1,014	927
3.245% due 06/25/2042 •		98	96
3.346% due 02/25/2037 ^~		2,295	2,128
3.392% due 05/25/2037 ^~		2,018	1,715
3.445% due 12/25/2035 ~		43	43
3.462% due 02/25/2037 ^~		437	425
3.655% due 03/25/2035 ~		112	113
3.707% due 12/25/2035 ~		454	442
3.727% due 03/25/2034 ~		82	84
3.770% due 08/25/2036 ^~		184	174

26	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.083% due 06/25/2033 ~		$378	$383
4.124% due 09/25/2035 ~		311	318
Washington Mutual Mortgage Pass-Through Certificates Trust
2.815% due 05/25/2046 •		1,663	1,491
6.500% due 08/25/2035		315	276
Wells Fargo Mortgage-Backed Securities Trust
3.776% due 04/25/2036 ~		203	203
3.783% due 01/25/2035 ~		254	257
3.808% due 01/25/2035 ~		566	587
4.213% due 06/25/2035 ~		19	19
4.221% due 06/25/2035 ~		79	80
4.366% due 04/25/2036 ~		169	170
4.384% due 03/25/2036 ~		108	110
4.467% due 03/25/2035 ~		229	234
4.562% due 10/25/2035 ~		769	759
4.709% due 10/25/2036 ~		41	41
6.000% due 08/25/2036		928	926

Total Non-Agency Mortgage-Backed Securities (Cost $163,595)			177,269

ASSET-BACKED SECURITIES 5.1%
ACE Securities Corp. Home Equity Loan Trust
4.016% due 10/25/2032 •		51	51
4.016% due 06/25/2034 •		191	184
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.146% due 05/25/2035 •		1,800	1,801
Argent Mortgage Loan Trust
2.456% due 05/25/2035 •		2,428	2,315
Argent Securities Trust
2.366% due 07/25/2036 •		4,687	3,999
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.576% due 10/25/2035 •		1,281	1,286
Aurium CLO DAC
0.680% due 10/13/2029 •	EUR	2,800	3,245
B&M CLO Ltd.
3.069% due 04/16/2026 •		$3,175	3,176
Babson Euro CLO BV
0.499% due 10/25/2029 •	EUR	1,900	2,197
Barings Euro CLO BV
0.680% due 07/27/2030 •		3,800	4,418
1.050% due 07/27/2030		600	694
Bear Stearns Asset-Backed Securities Trust
2.326% due 04/25/2031 •		$209	286
CIFC Funding Ltd.
3.195% due 10/25/2027 •		9,400	9,386
Citigroup Mortgage Loan Trust
2.446% due 12/25/2036 •		4,273	3,105

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.436% due 08/25/2036 •		$1,250	$1,245
2.546% due 10/25/2036 •		17,188	16,378
Countrywide Asset-Backed Certificates
2.406% due 06/25/2047 •		947	937
2.466% due 03/25/2037 •		10,300	9,665
4.592% due 04/25/2036 ~		854	786
Countrywide Asset-Backed Certificates Trust
2.366% due 02/25/2037 •		354	353
2.996% due 11/25/2034 •		593	596
3.146% due 08/25/2035 •		147	148
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		7,089	7,173
Crown Point CLO Ltd.
3.276% due 07/17/2028 •		13,000	13,001
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036 Ø		215	93
CVP Cascade CLO Ltd.
3.489% due 01/16/2026 •		3,862	3,866
Dorchester Park CLO DAC
3.248% due 04/20/2028 •		4,150	4,157
Elm Park CLO DAC
0.620% due 04/16/2029 •	EUR	2,300	2,654
Equity One Mortgage Pass-Through Trust
2.816% due 04/25/2034 •		$138	127
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •		11,600	11,600
Figueroa CLO Ltd.
3.188% due 06/20/2027 •		9,100	9,103
First Franklin Mortgage Loan Trust
2.686% due 11/25/2036 •		14,950	13,317
2.936% due 05/25/2035 •		214	215
Flagship CLO Ltd.
3.189% due 01/16/2026 •		6,850	6,842
Fremont Home Loan Trust
2.351% due 10/25/2036 •		3,461	3,264
GSAMP Trust
2.586% due 03/25/2047 •		3,000	2,661
3.191% due 03/25/2035 ^•		4,511	3,970
Halcyon Loan Advisors Funding Ltd.
3.268% due 04/20/2027 •		6,000	5,990
HSI Asset Securitization Corp. Trust
2.486% due 02/25/2036 •		2,300	2,290
ICG U.S. CLO Ltd.
3.189% due 01/16/2028 •		5,450	5,451
IndyMac Mortgage Loan Trust
2.286% due 07/25/2036 •		4,950	2,329
JMP Credit Advisors CLO Ltd.
3.186% due 01/17/2028 •		13,550	13,553
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		5,925	4,234

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	27

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
2.376% due 05/25/2036 •	$5,745	$5,778
3.016% due 10/25/2035 •	472	469
5.226% due 06/25/2036 Ø	5,409	5,051
Long Beach Mortgage Loan Trust
2.951% due 08/25/2035 •	78	78
Loomis Sayles CLO Ltd.
3.239% due 04/15/2028 •	9,360	9,350
Merrill Lynch Mortgage Investors Trust
2.296% due 09/25/2037 •	128	76
2.336% due 02/25/2037 •	132	60
MidOcean Credit CLO
3.139% due 04/15/2027 •	3,950	3,950
Monarch Grove CLO
3.215% due 01/25/2028 •	8,610	8,562
Morgan Stanley ABS Capital, Inc. Trust
2.556% due 03/25/2037 •	574	320
Morgan Stanley Dean Witter Capital, Inc. Trust
3.566% due 02/25/2033 •	699	697
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~	156	108
6.000% due 07/25/2047 ^~	163	130
Mountain Hawk CLO Ltd.
3.139% due 10/15/2026 •	7,400	7,378
Navient Student Loan Trust
3.366% due 03/25/2066 •	15,948	16,228
Neuberger Berman CLO Ltd.
3.139% due 07/15/2027 •	5,390	5,393
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.506% due 03/25/2036 •	4,100	4,012
NovaStar Mortgage Funding Trust
2.386% due 11/25/2036 •	1,651	786
2.921% due 01/25/2036 •	2,200	2,189
3.296% due 06/25/2035 •	2,517	2,547
OCP CLO Ltd.
3.139% due 07/15/2027 •	1,490	1,484
Octagon Investment Partners Ltd.
3.189% due 07/15/2027 •	2,940	2,941
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.706% due 09/25/2035 •	3,800	3,804
3.191% due 10/25/2034 •	708	712
3.206% due 09/25/2034 •	636	637
3.266% due 10/25/2034 •	4,900	4,989
Popular ABS Mortgage Pass-Through Trust
2.906% due 06/25/2035 •	626	615
Renaissance Home Equity Loan Trust
3.216% due 12/25/2033 •	434	428
3.316% due 09/25/2037 •	37,236	20,962
Residential Asset Securities Corp. Trust
2.456% due 08/25/2036 •	4,700	3,684

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Mortgage Loan Trust
3.716% due 09/25/2029 •		$9	$9
Saxon Asset Securities Trust
2.936% due 05/25/2035 •		500	457
SLM Private Education Loan Trust
5.408% due 05/16/2044 •		1,128	1,148
SLM Student Loan Trust
1.146% due 06/17/2024 •	EUR	424	491
3.235% due 07/25/2023 •		$10,037	10,053
3.835% due 04/25/2023 •		82,982	84,803
Sound Point CLO Ltd.
3.199% due 04/15/2027 •		11,000	10,979
3.228% due 07/20/2027 •		2,800	2,797
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		38	38
Structured Asset Investment Loan Trust
2.436% due 12/25/2035 •		610	609
2.921% due 03/25/2034 •		361	358
2.936% (US0001M + 0.720%) due 10/25/2035 ~		188	188
Structured Asset Securities Corp. Mortgage Loan Trust
2.596% due 10/25/2036 •		1,700	1,534
3.604% due 04/25/2035 •		148	145
Sudbury Mill CLO Ltd.
3.486% due 01/17/2026 •		11,990	12,005
Symphony CLO Ltd.
3.219% due 04/15/2028 •		2,040	2,040
3.369% due 10/15/2025 •		16,407	16,416
3.516% due 10/17/2026 •		3,900	3,902
Telos CLO Ltd.
3.286% due 04/17/2028 •		5,870	5,870
THL Credit Wind River CLO Ltd.
3.209% due 10/15/2027 •		800	801
TICP CLO Ltd.
3.148% due 07/20/2027 •		4,560	4,543
3.199% due 04/20/2028 •		6,420	6,393
Tralee CLO Ltd.
3.378% due 10/20/2027 •		6,900	6,905
Venture CDO Ltd.
2.578% due 01/20/2022 •		187	187
Venture CLO Ltd.
3.111% due 02/28/2026 •		29,660	29,519
3.219% due 04/15/2027 •		5,490	5,464
3.219% due 07/15/2027 •		7,100	7,090
VOLT LLC
3.125% due 09/25/2047 Ø		3,924	3,888
Wells Fargo Home Equity Asset-Backed Securities Trust
4.616% due 12/25/2034 •		400	399

28	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WhiteHorse Ltd.
3.266% due 04/17/2027 •		$7,000	$6,988

Total Asset-Backed Securities (Cost $511,399)			521,578

SOVEREIGN ISSUES 6.7%
Argentina Government International Bond
5.875% due 01/11/2028 (h)		10,150	8,064
6.875% due 01/26/2027		23,120	19,710
30.131% (BADLARPP) due 10/04/2022 ~	ARS	6,900	270
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		57,500	1,330
43.077% (ARLLMONP) due 06/21/2020 ~		425,774	12,025
45.375% (BADLARPP + 3.250%) due 03/01/2020 ~		2,600	63
Australia Government International Bond
1.250% due 02/21/2022 (d)	AUD	15,717	11,663
3.000% due 09/20/2025 (d)		68,451	57,003
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	11,900	14,519
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (b)	BRL	936,549	228,337
Canadian Government Real Return Bond
4.250% due 12/01/2026 (d)	CAD	32,107	32,037
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	2,560	3,233
3.750% due 07/26/2023		5,080	6,680
3.875% due 05/06/2022		3,970	5,142
4.250% due 11/04/2025		2,310	3,158
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2019 (d)		23,996	28,756
2.350% due 09/15/2024 (d)		28,174	34,382
Mexico Government International Bond
4.000% due 11/08/2046 (d)	MXN	1,022	56
7.750% due 05/29/2031		206,976	10,826
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	97,616	68,482
3.000% due 09/20/2030 (d)		19,502	15,209
Qatar Government International Bond
3.875% due 04/23/2023		$11,000	11,097
5.103% due 04/23/2048		8,500	8,858
Saudi Government International Bond
4.000% due 04/17/2025		12,970	13,001
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	10,486	15,728
0.125% due 03/22/2044 (d)		1,834	3,591
0.125% due 03/22/2046 (d)		2,822	5,669
0.125% due 08/10/2048 (d)		3,680	7,676

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 11/22/2056 (d)	GBP	665	$1,579
0.125% due 11/22/2065 (d)		3,893	10,807
0.750% due 11/22/2047		5,234	12,361
1.875% due 11/22/2022 (d)		10,533	16,145
4.250% due 12/07/2027		8,700	14,070

Total Sovereign Issues (Cost $746,277)			681,527

SHORT-TERM INSTRUMENTS 2.3%

COMMERCIAL PAPER 0.3%
CIMIC Group Ltd.
3.832% due 04/04/2019 «(g)		$4,000	3,922
3.906% due 06/06/2019 (g)		4,600	4,477
4.120% due 07/01/2019 (g)		1,900	1,844
4.159% due 08/03/2019 (g)		7,800	7,542
11.000% due 02/25/2019 (g) «	AUD	14,300	10,191

			27,976

ARGENTINA TREASURY BILLS 0.2%
(31.136)% due 10/12/2018 - 12/28/2018 (a)(b)	ARS	33,380	843
2.827% due 10/12/2018 - 11/16/2018 (a)(b)		$17,836	17,764

			18,607

GREECE TREASURY BILLS 0.1%
1.082% due 10/05/2018 (b)(c)	EUR	9,140	10,612

JAPAN TREASURY BILLS 1.7%
(0.153)% due 10/29/2018 (b)(c)	JPY	20,130,000	177,187

U.S. TREASURY BILLS 0.0%
2.018% due 10/18/2018 (b)(c)(j)(l)		$696	695

Total Short-Term Instruments (Cost $239,966)			235,077

Total Investments in Securities (Cost $14,941,217)			14,718,531

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	29

Schedule of Investments PIMCO Real Return Fund (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.2%

SHORT-TERM INSTRUMENTS 1.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	12,719,723	$125,760

Total Short-Term Instruments (Cost $125,760)		125,760

Total Investments in Affiliates (Cost $125,760)		125,760

MARKET VALUE (000S)
Total Investments 144.9% (Cost $15,066,977)	$14,844,291

Financial Derivative Instruments (i)(k) 0.3% (Cost or Premiums, net $(5,947))	29,895

Other Assets and Liabilities, net (45.2)%	(4,627,981)

Net Assets 100.0%	$10,246,205

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	3.832%	04/04/2019	09/26/2018	$3,922	$3,922	0.04%
CIMIC Group Ltd.	3.906	06/06/2019	06/28/2018	4,477	4,477	0.04
CIMIC Group Ltd.	4.120	07/01/2019	07/10/2018	1,844	1,844	0.02
CIMIC Group Ltd.	4.159	08/03/2019	08/13/2018	7,538	7,542	0.07
CIMIC Group Ltd.	11.000	02/25/2019	09/26/2018	10,240	10,191	0.10
Lloyds Banking Group PLC	3.000	10/11/2019	09/18/2017	6,100	6,100	0.06
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	5,461	5,447	0.05
Lloyds Banking Group PLC	3.536	09/04/2019	05/22/2018	5,000	4,996	0.05
Lloyds Banking Group PLC	3.536	09/02/2020	05/22/2018	5,000	4,991	0.05
Lloyds Banking Group PLC	3.536	09/02/2021	05/22/2018	5,000	4,986	0.05

				$54,582	$54,496	0.53%

30	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOM	2.150%	08/09/2018	10/12/2018		$	(64,515)	$(64,719)
BSN	2.110	08/02/2018	10/05/2018			(253,163)	(254,053)
	2.110	08/06/2018	10/09/2018			(76,142)	(76,392)
GRE	2.140	07/19/2018	10/19/2018			(113,382)	(113,881)
	2.140	07/23/2018	10/23/2018			(36,244)	(36,394)
	2.140	08/16/2018	10/18/2018			(88,108)	(88,349)
	2.140	08/17/2018	10/18/2018			(2,456)	(2,462)
	2.140	08/24/2018	10/23/2018			(1,342)	(1,346)
	2.150	07/24/2018	10/24/2018			(73,250)	(73,552)
	2.150	08/30/2018	10/24/2018			(6,705)	(6,718)
	2.170	08/24/2018	10/29/2018			(336)	(337)
	2.180	08/24/2018	11/09/2018			(4,475)	(4,485)
	2.200	08/10/2018	11/13/2018			(5,701)	(5,719)
IND	2.240	09/11/2018	11/13/2018			(12,968)	(12,984)
	2.250	09/12/2018	11/13/2018			(5,472)	(5,479)
NOM	2.300	09/28/2018	10/01/2018			(10,136)	(10,138)
	2.300	10/01/2018	TBD	(2)		(7,975)	(7,975)
RCY	2.120	09/28/2018	10/09/2018			(282,686)	(282,736)
	2.150	08/13/2018	10/16/2018			(113,054)	(113,384)
	2.170	08/16/2018	10/17/2018			(206,000)	(206,571)
	2.180	08/20/2018	10/22/2018			(106,500)	(106,771)
	2.190	08/21/2018	10/23/2018			(156,375)	(156,765)
	2.230	08/17/2018	11/19/2018			(897,924)	(900,427)
	2.260	08/24/2018	11/29/2018			(45,056)	(45,164)
SCX	2.250	08/21/2018	11/21/2018			(104,250)	(104,517)
	2.250	08/24/2018	11/23/2018			(14,518)	(14,553)
	2.310	09/07/2018	12/07/2018			(1,940)	(1,943)

Total Reverse Repurchase Agreements							$(2,697,814)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
GSC	2.350%	09/19/2018	10/03/2018	$(31,774)	$(31,798)
UBS	2.140	08/17/2018	10/23/2018	(68,217)	(68,400)

Total Sale-Buyback Transactions					$(100,198)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.8)%
Fannie Mae, TBA	3.000%	11/01/2048	$298,150	$(285,268)	$(285,040)

Total Short Sales (2.8)%				$(285,268)	$(285,040)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	31

Schedule of Investments PIMCO Real Return Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(64,719)	$0	$(64,719)	$64,390	$(329)
BSN	0	(330,445)	0	(330,445)	326,139	(4,306)
GRE	0	(333,243)	0	(333,243)	330,105	(3,138)
IND	0	(18,463)	0	(18,463)	18,309	(154)
NOM	0	(18,113)	0	(18,113)	10,249	(7,864)
RCY	0	(1,811,818)	0	(1,811,818)	1,810,390	(1,428)
SCX	0	(121,013)	0	(121,013)	120,838	(175)

Master Securities Forward Transaction Agreement
GSC	0	0	(31,798)	(31,798)	31,670	(128)
UBS	0	0	(68,400)	(68,400)	67,671	(729)

Total Borrowings and Other Financing Transactions	$0	$(2,697,814)	$(100,198)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(1,584,431)	$(1,095,270)	$0	$(2,679,701)
Sovereign Issues	(10,138)	0	0	0	(10,138)

Total	$(10,138)	$(1,584,431)	$(1,095,270)	$0	$(2,689,839)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(100,198)	0	0	(100,198)

Total	$0	$(100,198)	$0	$0	$(100,198)

Total Borrowings	$(10,138)	$(1,684,629)	$(1,095,270)	$0	$(2,790,037)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(2,790,037)

(h)	Securities with an aggregate market value of $2,779,760 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(3,379,061) at a weighted average interest rate of 1.993%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(93) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(7,975) is outstanding at period end.

32	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	$120.000	10/26/2018	348	$348	$(222)	$(451)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	265	265	(125)	(104)
Put - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	440	440	(345)	(832)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.500	10/26/2018	177	177	(50)	(47)

Total Written Options					$(742)	$(1,434)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	69	$	16,791	$(62)	$2	$0
90-Day Eurodollar December Futures	12/2019	69		16,708	(106)	3	0
90-Day Eurodollar June Futures	06/2019	69		16,734	(97)	3	0
90-Day Eurodollar March Futures	03/2019	69		16,760	(81)	3	0
90-Day Eurodollar September Futures	09/2019	69		16,719	(104)	3	0
Euro-Bund 10-Year Bond December Futures	12/2018	1,416		261,058	(1,198)	734	(100)
Euro-Buxl 30-Year Bond December Futures	12/2018	9		1,822	(30)	23	0
U.S. Treasury 2-Year Note December Futures	12/2018	62		13,066	(36)	3	0
U.S. Treasury 5-Year Note December Futures	12/2018	260		29,244	(259)	14	0
U.S. Treasury 10-Year Note December Futures	12/2018	3,485		413,953	(4,272)	109	0

					$(6,245)	$897	$(100)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 3-Year Note December Futures	12/2018	190	$	(15,281)	$21	$0	$(19)
Australia Government 10-Year Bond December Futures	12/2018	306		(28,501)	214	0	(145)
Call Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	527		(153)	89	0	(86)
Euro-BTP Italy Government Bond December Futures	12/2018	603		(86,567)	462	3,079	0
Euro-OAT France Government 10-Year Bond December Futures	12/2018	2,508		(439,845)	2,283	29	(1,050)
Japan Government 10-Year Bond December Futures	12/2018	75		(99,074)	39	59	(40)
Put Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	292		(400)	(107)	159	0
U.S. Treasury 10-Year Ultra December Futures	12/2018	5,219		(657,594)	10,538	0	0
U.S. Treasury 30-Year Bond December Futures	12/2018	3,312		(465,336)	12,043	518	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	33

Schedule of Investments PIMCO Real Return Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	42	$	(6,480)	$186	$14	$0
United Kingdom Long Gilt December Futures	12/2018	2,827		(445,629)	4,328	37	(589)

					$30,096	$3,895	$(1,929)

Total Futures Contracts					$23,851	$4,792	$(2,029)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.423%	EUR	3,690	$61	$(4)	$57	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023	$	17,713	$(1,123)	$(281)	$(1,404)	$0	$(8)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023		73,300	(5,152)	(288)	(5,440)	0	(30)
iTraxx Europe Main 26 5-Year Index	(1.000)	Monthly	12/20/2021	EUR	56,300	(987)	(480)	(1,467)	4	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		161,450	(4,280)	190	(4,090)	11	0

						$(11,542)	$(859)	$(12,401)	$15	$(38)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047	$	42,320	$99	$6,385	$6,484	$191	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		8,500	21	528	549	40	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		18,483	105	894	999	87	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		6,490	16	306	322	31	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	46,850	143	(1,175)	(1,032)	0	(132)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020	$	402,740	7,557	(1,173)	6,384	0	(96)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		26,660	(498)	(674)	(1,172)	18	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		108,300	2,639	(5,543)	(2,904)	55	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		446,020	561	(12,525)	(11,964)	219	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		69,400	(2,681)	(253)	(2,934)	36	0
Pay(6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		93,470	0	(1,770)	(1,770)	66	0
Pay(6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		56,200	0	(1,109)	(1,109)	40	0
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		56,000	0	(1,099)	(1,099)	34	0

34	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	3-Month USD-LIBOR	2.500%	Semi-Annual	12/19/2023	$	94,190	$(733)	$(1,914)	$(2,647)	$53	$0
Pay(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		204,400	(1,376)	(1,871)	(3,247)	109	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		48,300	274	1,290	1,564	0	(9)
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		150,000	1,583	3,912	5,495	0	(28)
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		186,500	1,981	4,849	6,830	0	(35)
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		61,300	1,930	1,491	3,421	0	(10)
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		55,035	1,736	1,334	3,070	0	(9)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		368,700	10,114	8,084	18,198	0	(60)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		85,250	520	2,221	2,741	0	(11)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		82,290	2,830	4,881	7,711	0	(54)
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		225,720	(675)	1,616	941	12	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		14,590	786	190	976	0	(7)
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		128,900	1,497	2,511	4,008	0	(78)
Receive(6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		218,300	0	736	736	22	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		8,685	868	853	1,721	7	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		16,500	1,967	135	2,102	15	0
Pay	3-Month USD-LIBOR	3.090	Semi-Annual	09/13/2048		44,180	0	(685)	(685)	0	(48)
Receive(6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		2,170	0	88	88	2	0
Receive(6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		9,800	0	437	437	10	0
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		5,500	0	245	245	6	0
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024	GBP	2,252	42	(3)	39	0	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024		49,448	(44)	127	83	0	(5)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		42,440	730	340	1,070	0	(67)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		31,240	(146)	237	91	0	(238)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(15)	60	45	0	(1)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		13,210,000	(707)	285	(422)	0	(7)
Pay	CPTFEMU	1.535	Maturity	06/15/2023	EUR	36,640	0	(51)	(51)	56	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		13,830	0	(90)	(90)	16	0
Receive	CPTFEMU	1.620	Maturity	05/15/2028		25,580	2	30	32	59	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		9,100	(12)	(3)	(15)	0	(18)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		9,100	23	(39)	(16)	17	0
Pay	CPURNSA	2.070	Maturity	03/23/2019	$	54,700	3	94	97	0	(1)
Pay	CPURNSA	1.925	Maturity	05/08/2019		31,660	0	81	81	5	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		48,200	0	339	339	75	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		47,100	0	558	558	37	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		44,600	0	534	534	34	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		31,500	1,066	118	1,184	4	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		25,330	763	96	859	1	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		17,600	0	263	263	1	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		116,510	0	739	739	0	(68)
Pay	CPURNSA	2.263	Maturity	04/27/2023		55,580	(12)	112	100	11	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		16,720	0	39	39	3	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		25,570	0	(1)	(1)	0	(37)
Receive	CPURNSA	1.730	Maturity	07/26/2026		31,500	(1,689)	(185)	(1,874)	9	0
Receive	CPURNSA	1.762	Maturity	08/30/2026		42,770	(2,098)	(236)	(2,334)	15	0
Receive	CPURNSA	1.800	Maturity	09/12/2026		5,000	(190)	(69)	(259)	2	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		25,330	(1,170)	(141)	(1,311)	8	0
Receive	CPURNSA	1.805	Maturity	09/12/2026		25,000	(1,145)	(140)	(1,285)	7	0
Receive	CPURNSA	1.780	Maturity	09/15/2026		20,200	(981)	(111)	(1,092)	6	0
Receive	CPURNSA	1.800	Maturity	09/21/2026		5,000	(60)	(204)	(264)	1	0
Receive	CPURNSA	1.855	Maturity	09/27/2026		5,000	(30)	(210)	(240)	1	0
Receive	CPURNSA	1.945	Maturity	10/11/2026		2,100	(54)	(30)	(84)	0	0
Receive	CPURNSA	2.080	Maturity	07/25/2027		39,600	0	(1,186)	(1,186)	19	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		19,680	0	(450)	(450)	9	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		19,500	0	(506)	(506)	9	0
Receive	CPURNSA	2.155	Maturity	10/17/2027		43,700	0	(1,100)	(1,100)	17	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		59,140	128	(359)	(231)	54	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		16,720	0	(18)	(18)	2	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		25,150	0	(9)	(9)	2	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	35

Schedule of Investments PIMCO Real Return Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CPURNSA	2.364%	Maturity	05/10/2028	$	25,570	$0	$(1)	$(1)	$3	$0
Receive	CPURNSA	2.370	Maturity	06/06/2028		22,300	0	(24)	(24)	5	0
Receive	CPURNSA	2.379	Maturity	07/09/2028		14,700	(8)	15	7	4	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	4,870	0	38	38	0	(2)
Pay	FRCPXTOB	1.150	Maturity	08/06/2020		23,460	5	78	83	0	(10)
Pay	FRCPXTOB	1.160	Maturity	08/15/2020		62,270	41	160	201	0	(31)
Pay	FRCPXTOB	1.315	Maturity	08/15/2020		70,630	4	274	278	12	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		23,170	(1)	70	69	0	(41)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		34,430	10	(209)	(199)	50	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		13,040	0	1	1	24	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		56,090	(1)	116	115	99	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		8,070	0	33	33	14	0
Receive	FRCPXTOB	1.621	Maturity	07/15/2028		34,940	0	129	129	28	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		11,230	33	223	256	0	(1)
Receive	FRCPXTOB	3.513	Maturity	09/15/2028	GBP	18,700	1	32	33	0	(9)
Receive	FRCPXTOB	3.500	Maturity	09/15/2033		5,610	4	(64)	(60)	0	(9)
Receive	UKRPI	3.190	Maturity	04/15/2030		14,600	(464)	(57)	(521)	0	(11)
Receive	UKRPI	3.350	Maturity	05/15/2030		58,020	173	(108)	65	0	(10)
Receive	UKRPI	3.400	Maturity	06/15/2030		32,300	443	(159)	284	23	0
Receive	UKRPI	3.325	Maturity	08/15/2030		130,800	(1,671)	(452)	(2,123)	0	(9)
Receive	UKRPI	3.300	Maturity	12/15/2030		600	(29)	7	(22)	0	0
Receive	UKRPI	3.100	Maturity	06/15/2031		29,140	(3,531)	371	(3,160)	0	(3)
Receive	UKRPI	3.530	Maturity	10/15/2031		3,700	91	(79)	12	0	(7)
Receive	UKRPI	3.470	Maturity	09/15/2032		51,215	6	(581)	(575)	0	(51)
Receive	UKRPI	3.358	Maturity	04/15/2035		16,400	(482)	188	(294)	0	(38)
Pay	UKRPI	3.585	Maturity	10/15/2046		25,200	(1,234)	173	(1,061)	101	0
Pay	UKRPI	3.428	Maturity	03/15/2047		41,890	2,654	426	3,080	137	0

							$21,712	$12,706	$34,418	$2,033	$(1,251)

Total Swap Agreements							$10,231	$11,843	$22,074	$2,048	$(1,292)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$4,792	$2,048	$6,840	$(1,434)	$(2,029)	$(1,292)	$(4,755)

(j)

Securities with an aggregate market value of $77,816 and cash of $8,590 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

36	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2018		BRL	535	$		131	$0	$(2)
	10/2018		EUR	134,999			157,864	1,123	0
	10/2018		JPY	720,000			6,530	181	0
	10/2018	$		123,686		AUD	170,436	0	(486)
	10/2018			134		BRL	535	0	(1)
	11/2018		AUD	170,436	$		123,708	484	0
	11/2018	$		130		BRL	535	2	0
BPS	10/2018		ARS	206,081	$		5,409	431	0
	10/2018		BRL	188,030			54,525	7,966	0
	10/2018		CLP	3,322,644			4,940	0	(113)
	10/2018		JPY	5,750,000			52,077	1,371	0
	10/2018		TWD	152,058			4,940	0	(47)
	10/2018	$		3,986		ARS	161,395	0	(114)
	10/2018			47,469		BRL	188,030	0	(911)
	10/2018			17,930		GBP	13,627	0	(168)
	10/2018			8,809		INR	638,443	14	(43)
	10/2018			5,397		PLN	20,087	52	0
	12/2018		TWD	332,180	$		10,895	0	(79)
	01/2019		BRL	391,058			105,321	9,219	0
BRC	10/2018		JPY	5,840,000			52,918	1,418	0
	10/2018	$		4,311		INR	315,419	24	0
CBK	10/2018		CAD	99,424	$		76,954	0	(22)
	10/2018	$		48,039		GBP	36,475	0	(497)
	11/2018		CHF	263	$		268	0	(1)
	11/2018		MXN	160,473			8,305	0	(212)
	12/2018	$		26,269		COP	80,995,986	1,028	0
	12/2018			16,550		IDR	247,813,640	0	(131)
	01/2019		BRL	102,295	$		26,905	1,766	0
	02/2019		AUD	14,300			10,390	38	0
FBF	12/2018		SGD	14,190			10,405	7	0
GLM	10/2018		AUD	147,298			106,576	102	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	37

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2018		BRL	56,025	$		13,496	$0	$(358)
	10/2018		GBP	13,627			17,873	112	0
	10/2018		RUB	2,323,758			33,617	0	(1,806)
	10/2018		TWD	152,038			4,940	0	(58)
	10/2018	$		1,351		EUR	1,148	0	(18)
	10/2018			3,864		TRY	24,549	139	0
	11/2018			17,897		GBP	13,627	0	(111)
	01/2019			1,980		DKK	12,630	3	0
HUS	10/2018		BRL	19,093	$		4,554	0	(173)
	10/2018		CLP	3,308,766			4,940	0	(93)
	10/2018		EUR	2,280			2,830	182	0
	10/2018		RUB	310,973			4,527	0	(219)
	10/2018	$		76,686		CAD	99,424	290	0
	10/2018			13,336		NZD	20,042	0	(51)
	10/2018			4,983		PLN	18,136	0	(61)
	10/2018			3,654		TRY	24,073	306	0
	11/2018		CAD	99,424	$		76,736	0	(293)
	11/2018		NZD	20,042			13,337	50	0
	11/2018	$		31,699		GBP	24,263	0	(31)
	12/2018		CNH	154,766	$		22,690	267	0
IND	11/2018		ZAR	4,149			308	16	0
JPM	10/2018		AUD	23,138			16,655	0	(70)
	10/2018		BRL	339,630			84,825	728	0
	10/2018		JPY	6,915,823			61,279	411	0
	10/2018		RUB	619,776			9,291	0	(150)
	10/2018	$		87,036		BRL	339,630	0	(2,939)
	10/2018			1,128		EUR	969	0	(3)
	10/2018			195,593		GBP	148,466	0	(2,083)
	10/2018			66,089		NZD	99,465	0	(158)
	11/2018		GBP	147,018	$		193,943	2,056	0
	11/2018		NZD	99,465			66,099	157	0
	11/2018	$		61,417		JPY	6,915,823	0	(413)
	01/2019		BRL	431,493	$		116,197	10,157	0
MSB	10/2018			535			134	1	0
	10/2018	$		128		BRL	535	4	0
	10/2018			33,453		RUB	2,119,356	0	(1,145)
	01/2019			37,518		BRL	141,200	0	(2,818)
RYL	10/2018		EUR	6,860	$		8,562	595	0
	10/2018		NZD	119,507			80,150	935	0
	10/2018	$		4,800		PLN	17,899	55	0
SCX	10/2018		BRL	179,800	$		52,031	7,511	0
	10/2018	$		44,906		BRL	179,800	0	(385)
	10/2018			1,980		DKK	12,541	0	(27)
	10/2018			3,896		GBP	2,962	0	(35)
	10/2018			3,444		TRY	23,472	436	0
	12/2018		KRW	23,096,376	$		20,821	0	(31)
	12/2018	$		12,303		INR	884,733	0	(253)
	01/2019		BRL	174,398	$		46,845	3,986	0
SOG	10/2018		GBP	187,903			242,162	0	(2,751)
	10/2018		RUB	309,688			4,415	0	(305)
	10/2018	$		4,453		INR	325,528	28	0
	10/2018			5,025		PLN	18,434	0	(23)
	10/2018			3,743		TRY	24,494	261	0
	11/2018			22,829		RUB	1,552,525	761	0
SSB	10/2018			62,319		JPY	6,915,823	0	(1,451)
TOR	10/2018			156,455		EUR	132,882	0	(2,173)
	11/2018		EUR	132,882	$		156,833	2,177	0
UAG	10/2018		JPY	7,820,000			70,870	1,910	0
	10/2018	$		515		TRY	3,372	38	0

Total Forward Foreign Currency Contracts								$58,798	$(23,312)

38	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900%	11/21/2018	EUR	60,100	$(83)	$(19)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC USD versus BRL	BRL	4.000	10/17/2018	$	20,860	$(486)	$(616)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	264,700	$(2,362)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		34,000	(439)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	46,100	(2,097)	(246)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	182,300	(1,326)	(5)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		27,400	(190)	(1)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		149,900	(1,694)	(68)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		64,700	(1,194)	(76)

							$(9,302)	$(396)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	3.250%	12/04/2018	$ 105,800	$(598)	$(363)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(1)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$876,900	$(680)	$(1,163)

Total Written Options						$(11,149)	$(2,557)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	39

Schedule of Investments PIMCO Real Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.844%	$	6,700	$(580)	$436	$0	$(144)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844		1,800	(155)	117	0	(38)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844		15,800	(1,096)	757	0	(339)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.419		1,000	10	(3)	7	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.130		11,200	(724)	295	0	(429)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844		7,100	(495)	343	0	(152)

								$(3,040)	$1,945	$7	$(1,102)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
GST	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$	23,700	$(1,245)	$1,498	$253	$0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		4,800	(335)	386	51	0

							$(1,580)	$1,884	$304	$0

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	141,370	$1	$7	$8	$0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		86,740	0	36	36	0
	Pay	1-Year ILS-TELBOR	1.963	Annual	02/16/2028		29,770	(2)	(4)	0	(6)
	Pay	CPURNSA	2.500	Maturity	07/15/2022	$	50,000	330	(4,113)	0	(3,783)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	74,520	0	30	30	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		16,030	0	(57)	0	(57)
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		71,730	0	13	13	0
	Pay	1-Year ILS-TELBOR	2.100	Monthly	06/20/2028		15,310	0	4	4	0
GLM	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		58,880	4	21	25	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		18,170	0	(55)	0	(55)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		12,600	0	(29)	0	(29)
MYC	Pay	CPURNSA	1.805	Maturity	09/20/2026	$	9,860	0	(514)	0	(514)

								$333	$(4,661)	$116	$(4,444)

Total Swap Agreements								$(4,287)	$(832)	$427	$(5,546)

40	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$1,790	$0	$44	$1,834	$(489)	$0	$(3,789)	$(4,278)	$(2,444)	$3,251	$807
BPS	19,053	0	0	19,053	(1,475)	0	0	(1,475)	17,578	(16,130)	1,448
BRC	1,442	0	30	1,472	0	(19)	(57)	(76)	1,396	(1,050)	346
CBK	2,832	0	0	2,832	(863)	(363)	(144)	(1,370)	1,462	(2,164)	(702)
DUB	0	0	17	17	0	0	(38)	(38)	(21)	(60)	(81)
FBF	7	0	0	7	0	0	0	0	7	0	7
GLM	356	0	25	381	(2,351)	(246)	(84)	(2,681)	(2,300)	387	(1,913)
GST	0	0	253	253	0	0	(339)	(339)	(86)	267	181
HUS	1,095	0	7	1,102	(921)	0	(429)	(1,350)	(248)	160	(88)
IND	16	0	0	16	0	0	0	0	16	0	16
JPM	13,509	0	0	13,509	(5,816)	(766)	(152)	(6,734)	6,775	(5,754)	1,021
MEI	0	0	51	51	0	0	0	0	51	0	51
MSB	5	0	0	5	(3,963)	0	0	(3,963)	(3,958)	1,354	(2,604)
MYC	0	0	0	0	0	(1,163)	(514)	(1,677)	(1,677)	1,619	(58)
MYI	0	0	0	0	0	0	0	0	0	2,439	2,439
RYL	1,585	0	0	1,585	0	0	0	0	1,585	(2,859)	(1,274)
SCX	11,933	0	0	11,933	(731)	0	0	(731)	11,202	(10,510)	692
SOG	1,050	0	0	1,050	(3,079)	0	0	(3,079)	(2,029)	3,267	1,238
SSB	0	0	0	0	(1,451)	0	0	(1,451)	(1,451)	1,101	(350)
TOR	2,177	0	0	2,177	(2,173)	0	0	(2,173)	4	0	4
UAG	1,948	0	0	1,948	0	0	0	0	1,948	(1,790)	158

Total Over the Counter	$58,798	$0	$427	$59,225	$(23,312)	$(2,557)	$(5,546)	$(31,415)

(l)

Securities with an aggregate market value of $14,051 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	41

Schedule of Investments PIMCO Real Return Fund (Cont.)

to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,792	$4,792
Swap Agreements	0	15	0	0	2,033	2,048

	$0	$15	$0	$0	$6,825	$6,840

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$58,798	$0	$58,798
Swap Agreements	0	311	0	0	116	427

	$0	$311	$0	$58,798	$116	$59,225

	$0	$326	$0	$58,798	$6,941	$66,065

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,434	$1,434
Futures	0	0	0	0	2,029	2,029
Swap Agreements	0	41	0	0	1,251	1,292

	$0	$41	$0	$0	$4,714	$4,755

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,312	$0	$23,312
Written Options	0	19	0	616	1,922	2,557
Swap Agreements	0	1,102	0	0	4,444	5,546

	$0	$1,121	$0	$23,928	$6,366	$31,415

	$0	$1,162	$0	$23,928	$11,080	$36,170

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(16)	$(16)
Written Options	0	0	0	0	3,625	3,625
Futures	(108)	0	0	0	(18,182)	(18,290)
Swap Agreements	0	(6,306)	0	0	10,309	4,003

	$(108)	$(6,306)	$0	$0	$(4,264)	$(10,678)

42	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$95,208	$0	$95,208
Purchased Options	0	0	0	0	(3,287)	(3,287)
Written Options	0	1,836	0	519	1,599	3,954
Swap Agreements	0	309	0	0	(84)	225

	$0	$2,145	$0	$95,727	$(1,772)	$96,100

	$(108)	$(4,161)	$0	$95,727	$(6,036)	$85,422

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(619)	$(619)
Futures	0	0	0	0	45,870	45,870
Swap Agreements	0	124	0	0	8,300	8,424

	$0	$124	$0	$0	$53,551	$53,675

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$54,875	$0	$54,875
Purchased Options	0	0	0	0	1,249	1,249
Written Options	0	(426)	0	(130)	(230)	(786)
Swap Agreements	0	(772)	0	0	(194)	(966)

	$0	$(1,198)	$0	$54,745	$825	$54,372

	$0	$(1,074)	$0	$54,745	$54,376	$108,047

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$346,251	$0	$346,251
Industrials	0	65,230	0	65,230
Utilities	0	130,532	0	130,532
U.S. Government Agencies	0	1,965,933	0	1,965,933
U.S. Treasury Obligations	0	10,595,134	0	10,595,134
Non-Agency Mortgage-Backed Securities	437	176,832	0	177,269
Asset-Backed Securities	0	521,578	0	521,578
Sovereign Issues	0	681,527	0	681,527
Short-Term Instruments
Commercial Paper	0	13,863	14,113	27,976
Argentina Treasury Bills	0	18,607	0	18,607
Greece Treasury Bills	0	10,612	0	10,612
Japan Treasury Bills	0	177,187	0	177,187
U.S. Treasury Bills	0	695	0	695
	$437	$14,703,981	$14,113	$14,718,531

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$125,760	$0	$0	$125,760
Total Investments	$126,197	$14,703,981	$14,113	$14,844,291

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	43

Schedule of Investments PIMCO Real Return Fund (Cont.)

(Unaudited)

September 30, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(285,040)	$0	$(285,040)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,792	2,048	0	6,840
Over the counter	0	59,225	0	59,225
	$4,792	$61,273	$0	$66,065

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,029)	(2,726)	0	(4,755)
Over the counter	0	(31,415)	0	(31,415)
	$(2,029)	$(34,141)	$0	$(36,170)
Total Financial Derivative Instruments	$2,763	$27,132	$0	$29,895
Totals	$128,960	$14,446,073	$14,113	$14,589,146

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

44	PIMCO REAL RETURN FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Real Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

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Notes to Financial Statements (Cont.)

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is

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paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2018, the FASB issued ASU 2018-13 which amends ASC 820 to modify the disclosure requirements on fair value measurements. The ASU is effective for annual periods beginning after

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	47

Notes to Financial Statements (Cont.)

December 15, 2019, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

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If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	49

Notes to Financial Statements (Cont.)

there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

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For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

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4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$175	$2,721,859	$(2,596,300)	$26	$0	$125,760	$559	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond

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Notes to Financial Statements (Cont.)

principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a

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different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2018 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

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The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the

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Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements

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of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

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Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full

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Notes to Financial Statements (Cont.)

exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

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If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and

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Notes to Financial Statements (Cont.)

credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s

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credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a

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Notes to Financial Statements (Cont.)

particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to

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reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	65

Notes to Financial Statements (Cont.)

futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R
0.25%	0.20%	0.30%	0.40%(1)	0.20%	0.35%	0.35%	0.35%

(1)	PIMCO has contractually agreed, through July 31, 2019, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

66	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2018

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.50% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.50%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2018, the Distributor retained $3,453,163 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	67

Notes to Financial Statements (Cont.)

expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for amounts waived pursuant to the Expense Limitation Agreement in future periods, not to exceed thirty-six months after the waiver. At September 30, 2018, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

68	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2018

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2018, were as follows (amounts in thousands†):

Purchases	Sales
$21,620	$11,701

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$18,011,765	$18,494,821	$487,787	$970,008

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	69

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	59,305	$640,951	170,242		$1,870,748
I-2	26,391	285,554	50,565		555,808
I-3	459	4,947	0		0
Administrative Class	7,811	84,512	12,163		133,676
Class D	0	0	8,628		94,931
Class A	21,615	233,707	98,919	(a)	1,081,831	(a)
Class C	494	5,351	1,511		16,610
Class R	1,780	19,245	4,642		51,010

Issued as reinvestment of distributions
Institutional Class	9,301	100,663	13,619		149,632
I-2	2,213	23,954	2,655		29,166
I-3	1	12	0		0
Administrative Class	706	7,637	998		10,965
Class D	0	0	1,019		11,206
Class A	2,994	32,412	3,001		32,964
Class C	343	3,711	482		5,299
Class R	364	3,936	468		5,146

Cost of shares redeemed
Institutional Class	(89,448)	(966,565)	(207,484)		(2,278,073)
I-2	(22,874)	(247,351)	(32,022)		(351,642)
I-3	(266)	(2,877)	0		0
Administrative Class	(8,527)	(92,206)	(21,564)		(237,191)
Class D	0	0	(73,479	)(a)	(801,898	)(a)
Class A	(36,715)	(397,024)	(50,594)		(555,833)
Class C	(6,047)	(65,405)	(31,848)		(350,951)
Class R	(3,654)	(39,495)	(7,911)		(86,924)
Net increase (decrease) resulting from Fund share transactions	(33,754)	$(364,331)	(55,990)		$(613,520)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 48,575 Class D shares in the amount of $528,109 converted into Class A shares of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

70	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2018

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Real Return Fund

Short-Term	Long-Term
$124,672	$267,945

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$14,823,968	$225,614	$(418,030)	$(192,416)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	71

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BOM	Bank of Montreal	MEI	Merrill Lynch International
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
BSN	Bank of Nova Scotia	MYI	Morgan Stanley & Co. International PLC
CBK	Citibank N.A.	NOM	Nomura Securities International Inc.
DUB	Deutsche Bank AG	RCY	Royal Bank of Canada
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
GRE	RBS Securities, Inc.	SOG	Societe Generale
GSC	Goldman Sachs & Co.	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TOR	Toronto Dominion Bank
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	INR	Indian Rupee
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PLN	Polish Zloty
CNH	Chinese Renminbi (Offshore)	RUB	Russian Ruble
COP	Colombian Peso	SGD	Singapore Dollar
DKK	Danish Krone	TRY	Turkish New Lira
EUR	Euro	TWD	Taiwanese Dollar
GBP	British Pound	USD (or $)	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand
ILS	Israeli Shekel

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
BADLARPP	Argentina Badlar Floating Rate Notes	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HY	Credit Derivatives Index - High Yield	ISDA	International Swaps and Derivatives Association, Inc.
CMBX	Commercial Mortgage-Backed Index	UKRPI	United Kingdom Retail Prices Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	US0001M	1 Month USD Swap Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	OAT	Obligations Assimilables du Trésor
BBR	Bank Bill Rate	OIS	Overnight Index Swap
BTP	Buoni del Tesoro Poliennali	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	TELBOR	Tel Aviv Inter-Bank Offered Rate
DAC	Designated Activity Company	YOY	Year-Over-Year

72	PIMCO REAL RETURN FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 20-21, 2018, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2019. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2019. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2019.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds,

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	73

Approval of Investment Advisory Contract and Other Agreements (Cont.)

where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received information on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2018 meeting. The Independent Trustees also conducted several in-person meetings with counsel to the Trust and the Independent Trustees, including one on July 18, 2018, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements, the Board received comparative information on the performance and the fees and expenses of other peer group funds and share classes. The Board also requested and received supplemental information regarding, among other information: business strategy with regard to certain funds, fund performance, the expense structure of certain funds and competitive comparisons of the total expense ratios of certain funds and classes, and historical changes to advisory and supervisory and administrative fees and related information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment

74	PIMCO REAL RETURN FUND

(Unaudited)

management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2017, including, but not limited to upgrading the global network and infrastructure to support trading and risk management systems; enhancing and continuing to expand capabilities within the pre-trade compliance platform; enhancing flexible client reporting capabilities to support increased differentiation within local markets; developing new application and database frameworks to support new trading strategies; expanding proprietary applications suites to enrich capabilities across Compliance, Analytics, Risk Management, Client Reporting, Attribution and Customer Relationship management; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program and global business continuity functions; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; engaging a third party service provider to implement the SEC reporting modernization regime; expanding the Fund Treasurer’s Office; enhancing a proprietary application to provide portfolio managers with more timely and high quality income reporting; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; upgrading a proprietary application to allow shareholder subscription and redemption data to pass to portfolio managers more quickly and efficiently; and continuing to expand the pricing portal and the proprietary performance reconciliation tool. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund,

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	75

Approval of Investment Advisory Contract and Other Agreements (Cont.)

PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 and other performance data, as available, over short- and long-term periods ended June 30, 2018 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 20-21, 2018 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended

76	PIMCO REAL RETURN FUND

(Unaudited)

March 31, 2018. The Board also noted that, as of March 31, 2018, 75%, 71% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of June 30, 2018, 91%, 87% and 93% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net of fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes at scale. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	77

Approval of Investment Advisory Contract and Other Agreements (Cont.)

and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

78	PIMCO REAL RETURN FUND

(Unaudited)

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Broadridge. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Broadridge, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Strategic Bond Fund by 15 basis points and waive the Fund’s supervisory and administrative fee by five basis points for each share class of the Fund for an initial term from October 1, 2018 through July 31, 2021. The Board considered that the purpose of the proposal is to reflect recent changes to the Fund’s strategy and realign its position.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	79

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the PIMCO Strategic Bond Fund after the proposals to decrease its fees, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year under both the adjusted asset profitability method (formerly known as the “difficulty factor” method) and the profit and loss method, which were each utilized to calculate profitability. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to PIMCO’s relationship with the Funds were within the ranges of publicly traded fund companies reported by Broadridge and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics, senior management supervision, governance and oversight of those services, and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

80	PIMCO REAL RETURN FUND

(Unaudited)

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	81

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4015SAR_093018

PIMCO Funds

Semiannual Report

September 30, 2018

PIMCO Short-Term Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following this letter is the PIMCO Funds Semiannual Report which covers the six-month reporting period ended September 30, 2018. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the first quarter of 2018. During the second quarter of 2018 GDP growth rose to an annual pace of 4.2%, representing the strongest pace since the third quarter of 2014. The Commerce Department’s initial reading — released after the end of the reporting period — showed that third-quarter 2018 GDP grew at an annual pace of 3.5%.

The Federal Reserve (the “Fed”) continued to normalize monetary policy during the reporting period. In June 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. At its September 2018 meeting, the Fed again increased rates to a range between 2.00% and 2.25%. In addition to increasing the federal funds rate, the Fed continued to reduce its balance sheet during the reporting period.

Economic activity outside the U.S. initially accelerated during the reporting period, but moderated somewhat as the reporting period progressed. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. The Bank of England raised rates at its meeting in August 2018 and the Bank of Canada raised rates once during the reporting period. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, and that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period as short-term rates moved up more than their longer-term counterparts. In our view, the increase in rates at the short end of the yield curve was mostly due to Fed interest rate increases. The yield on the benchmark 10-year U.S. Treasury note was 3.05% at the end of the reporting period, up from 2.74% on March 31, 2018.

U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -0.49% during the reporting period. Meanwhile the Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned -0.14% during the reporting period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 3.46% during the reporting period, whereas emerging market external debt, as represented by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, returned -1.71% during the reporting period. Emerging market local bonds, as represented by the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.06% during the reporting period. The emerging market debt asset class was negatively impacted by signs of moderating growth in China, the strengthening

2	PIMCO SHORT-TERM FUND

U.S. dollar and headline issues in countries such as Argentina and Turkey. Emerging market local currencies were hit especially hard, many of which significantly depreciated versus the U.S. dollar during the reporting period.

Global equities produced mixed results during the reporting period, while U.S. equities rallied sharply. We believe this rally was driven by a number of factors, including optimism surrounding the December 2017 tax reform bill and corporate profits that often exceeded expectations. All told, U.S. equities, as represented by the S&P 500 Index, returned 11.41% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned -8.97% during the reporting period, whereas global equities, as represented by the MSCI World Index, returned 6.80%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned 8.81% during the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned 5.37%.

Commodity prices fluctuated and generated mixed results during the reporting period. When the reporting period began crude oil was approximately $65 a barrel, but by the end of the reporting period crude oil was roughly $73 a barrel. This ascent was driven in part by planned and observed production cuts by the Organization of Petroleum Exporting Countries (OPEC) and the collapse in Venezuelan oil production. Elsewhere, gold and copper prices moved lower during the reporting period.

Finally, during the reporting period the foreign exchange markets experienced periods of volatility, due in part to signs of decoupling economic growth and central bank policies, along with a number of geopolitical events. The U.S. dollar strengthened against other major currencies during the reporting period. For example, the U.S. dollar returned 6.20%, 7.63% and 6.83% versus the euro, British pound and Japanese yen, respectively, during the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	3

Important Information About the PIMCO Short-Term Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Short-Term Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s decision to leave the European Union may impact Fund returns. This decision may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day

4	PIMCO SHORT-TERM FUND

of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2*	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Short-Term Fund	10/07/87	10/07/87	04/30/08	04/27/18	02/01/96	01/20/97	01/20/97	12/31/02	Diversified

* Effective April 27, 2018, the name of Class P for all Funds of the Trust that offer such class was changed to I-2.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	5

Important Information About the PIMCO Short-Term Fund (Cont.)

Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC has adopted a rule that, beginning in 2021, generally will allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO currently is evaluating how to make the electronic delivery option available to shareholders in the future.

The SEC adopted amendments to certain disclosure requirements relating to open-end investment companies’ liquidity risk management programs. Effective December 1, 2019, large fund complexes will be required to include in their shareholder reports a discussion of their liquidity risk management programs’ operations over the past year.

6	PIMCO SHORT-TERM FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2018	7

PIMCO Short-Term Fund

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	1.59%	2.43%	1.91%	2.29%	4.30%
PIMCO Short-Term Fund I-2	1.54%	2.33%	1.81%	2.19%	4.21%
PIMCO Short-Term Fund I-3	1.52%	2.28%	1.76%	2.14%	4.15%
PIMCO Short-Term Fund Administrative Class	1.47%	2.18%	1.65%	2.03%	4.04%
PIMCO Short-Term Fund Class A	1.47%	2.18%	1.65%	2.01%	3.94%
PIMCO Short-Term Fund Class A (adjusted)	(0.82)%	(0.12)%	1.19%	1.78%	3.86%
PIMCO Short-Term Fund Class C	1.32%	1.87%	1.35%	1.70%	3.63%
PIMCO Short-Term Fund Class C (adjusted)	0.32%	0.87%	1.35%	1.70%	3.63%
PIMCO Short-Term Fund Class R	1.34%	1.92%	1.40%	1.75%	3.75%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.32%	3.16%♦
Lipper Ultra-Short Obligation Funds Average	1.19%	1.67%	0.93%	1.23%	4.19%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 09/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.57% for Institutional Class shares, 0.67% for I-2 shares, 0.77% for I-3 shares, 0.82% for Administrative Class shares, 0.82% for Class A shares, 1.12% for Class C shares, and 1.07% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO SHORT-TERM FUND

Institutional Class - PTSHX	I-2 - PTSPX	I-3 - PTSNX	Administrative Class - PSFAX
Class A - PSHAX	Class C - PFTCX	Class R - PTSRX

Allocation Breakdown as of 09/30/2018†§

Corporate Bonds & Notes	52.6%
Short-Term Instruments‡	27.5%
Asset-Backed Securities	9.1%
Non-Agency Mortgage-Backed Securities	5.5%
U.S. Government Agencies	1.8%
Sovereign Issues	1.5%
Other	2.0%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Short-Term Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

»	The following affected performance during the reporting period:

»	Underweight exposure to U.S. rates contributed to performance, as interest rates rose.

»	A long U.S. dollar versus the Japanese yen contributed to performance, as the Japanese yen depreciated.

»	Holdings of investment grade corporate credit contributed to performance, as this sector generally posted excess return.
»	Short exposure to the euro versus U.S. dollar contributed to performance, as the euro depreciated.

»	Long exposure to the British pound versus U.S. dollar detracted from performance, as the British pound depreciated.

»	Short exposure to high yield corporate credit detracted from performance, as spreads tightened.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	9

Expense Example PIMCO Short-Term Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2018 to September 30, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,015.90	$2.71	$1,000.00	$1,022.24	$2.72	0.54%
I-2	1,000.00	1,015.40	3.22	1,000.00	1,021.74	3.23	0.64
I-3(a)	1,000.00	1,010.60	2.93	1,000.00	1,018.18	2.94	0.69
Administrative Class	1,000.00	1,014.70	3.97	1,000.00	1,020.99	3.98	0.79
Class A	1,000.00	1,014.70	3.97	1,000.00	1,020.99	3.98	0.79
Class C	1,000.00	1,013.20	5.47	1,000.00	1,019.50	5.49	1.09
Class R	1,000.00	1,013.40	5.22	1,000.00	1,019.75	5.24	1.04

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/27/18 for Actual expenses. Expenses paid in the Actual expenses section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 154/365 for the I-3 shares of the PIMCO Short-Term Fund (to reflect the period since the inception date of 4/27/18). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

10	PIMCO SHORT-TERM FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	11

Financial Highlights PIMCO Short-Term Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2018 - 09/30/2018+	$9.85	$0.12	$0.04	$0.16	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2018	9.82	0.19	0.02	0.21	(0.18)	0.00	0.00	(0.18)
03/31/2017	9.66	0.17	0.16	0.33	(0.14)	0.00	(0.03)	(0.17)
03/31/2016	9.79	0.14	(0.09)	0.05	(0.18)	0.00	0.00	(0.18)
03/31/2015	9.88	0.08	0.02	0.10	(0.14)	(0.05)	0.00	(0.19)
03/31/2014	9.89	0.11	(0.01)	0.10	(0.10)	(0.01)	0.00	(0.11)

I-2
04/01/2018 - 09/30/2018+	9.85	0.12	0.03	0.15	(0.11)	0.00	0.00	(0.11)
03/31/2018	9.82	0.18	0.02	0.20	(0.17)	0.00	0.00	(0.17)
03/31/2017	9.66	0.16	0.16	0.32	(0.13)	0.00	(0.03)	(0.16)
03/31/2016	9.79	0.13	(0.09)	0.04	(0.17)	0.00	0.00	(0.17)
03/31/2015	9.88	0.07	0.02	0.09	(0.13)	(0.05)	0.00	(0.18)
03/31/2014	9.89	0.10	(0.01)	0.09	(0.09)	(0.01)	0.00	(0.10)

I-3
04/27/2018 - 09/30/2018+	9.88	0.10	0.00	0.10	(0.09)	0.00	0.00	(0.09)

Administrative Class
04/01/2018 - 09/30/2018+	9.85	0.11	0.03	0.14	(0.10)	0.00	0.00	(0.10)
03/31/2018	9.82	0.17	0.01	0.18	(0.15)	0.00	0.00	(0.15)
03/31/2017	9.66	0.15	0.16	0.31	(0.12)	0.00	(0.03)	(0.15)
03/31/2016	9.79	0.11	(0.09)	0.02	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	0.00	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	0.00	(0.09)

Class A
04/01/2018 - 09/30/2018+	9.85	0.11	0.03	0.14	(0.10)	0.00	0.00	(0.10)
03/31/2018	9.82	0.17	0.01	0.18	(0.15)	0.00	0.00	(0.15)
03/31/2017	9.66	0.15	0.16	0.31	(0.12)	0.00	(0.03)	(0.15)
03/31/2016	9.79	0.12	(0.10)	0.02	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	0.00	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	0.00	(0.09)

12	PIMCO SHORT-TERM FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.89	1.59%	$12,771,105	0.54	%*	0.54	%*	0.45	%*	0.45	%*	2.47	%*	63%
9.85	2.11	10,792,869	0.57		0.57		0.45		0.45		1.98		156
9.82	3.49	7,238,471	0.53		0.53		0.45		0.45		1.76		324
9.66	0.47	8,433,549	0.47		0.47		0.45		0.45		1.42		1,753
9.79	1.00	10,827,073	0.46		0.46		0.45		0.45		0.86		283
9.88	1.00	10,141,064	0.46		0.46		0.45		0.45		1.07		252

9.89	1.54	3,472,823	0.64	*	0.64	*	0.55	*	0.55	*	2.37	*	63
9.85	2.00	2,323,358	0.67		0.67		0.55		0.55		1.87		156
9.82	3.38	1,713,191	0.63		0.63		0.55		0.55		1.65		324
9.66	0.37	1,155,364	0.57		0.57		0.55		0.55		1.38		1,753
9.79	0.90	426,732	0.56		0.56		0.55		0.55		0.75		283
9.88	0.90	520,949	0.56		0.56		0.55		0.55		0.97		252

9.89	1.06	12,098	0.69	*	0.74	*	0.60	*	0.65	*	2.50	*	63

9.89	1.47	1,973,242	0.79	*	0.79	*	0.70	*	0.70	*	2.21	*	63
9.85	1.85	1,927,190	0.82		0.82		0.70		0.70		1.72		156
9.82	3.23	1,677,360	0.78		0.78		0.70		0.70		1.51		324
9.66	0.22	1,408,999	0.72		0.72		0.70		0.70		1.16		1,753
9.79	0.75	1,779,070	0.71		0.71		0.70		0.70		0.60		283
9.88	0.75	1,889,250	0.71		0.71		0.70		0.70		0.82		252

9.89	1.47	1,771,404	0.79	*	0.79	*	0.70	*	0.70	*	2.21	*	63
9.85	1.85	1,728,328	0.82		0.82		0.70		0.70		1.72		156
9.82	3.23	903,392	0.78		0.78		0.70		0.70		1.50		324
9.66	0.22	618,410	0.72		0.72		0.70		0.70		1.18		1,753
9.79	0.75	641,931	0.71		0.71		0.70		0.70		0.60		283
9.88	0.75	988,553	0.71		0.71		0.70		0.70		0.83		252

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	13

Financial Highlights PIMCO Short-Term Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C
04/01/2018 - 09/30/2018+	$9.85	$0.09	$0.04	$0.13	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2018	9.82	0.14	0.01	0.15	(0.12)	0.00	0.00	(0.12)
03/31/2017	9.66	0.12	0.16	0.28	(0.09)	0.00	(0.03)	(0.12)
03/31/2016	9.79	0.09	(0.10)	(0.01)	(0.12)	0.00	0.00	(0.12)
03/31/2015	9.88	0.03	0.02	0.05	(0.09)	(0.05)	0.00	(0.14)
03/31/2014	9.89	0.05	0.00	0.05	(0.05)	(0.01)	0.00	(0.06)

Class R
04/01/2018 - 09/30/2018+	9.85	0.10	0.03	0.13	(0.09)	0.00	0.00	(0.09)
03/31/2018	9.82	0.14	0.02	0.16	(0.13)	0.00	0.00	(0.13)
03/31/2017	9.66	0.12	0.17	0.29	(0.10)	0.00	(0.03)	(0.13)
03/31/2016	9.79	0.09	(0.09)	0.00	(0.13)	0.00	0.00	(0.13)
03/31/2015	9.88	0.03	0.02	0.05	(0.09)	(0.05)	0.00	(0.14)
03/31/2014	9.89	0.06	(0.01)	0.05	(0.05)	(0.01)	0.00	(0.06)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO SHORT-TERM FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.89	1.32%	$158,232	1.09	%*	1.09	%*	1.00	%*	1.00	%*	1.92	%*	63%
9.85	1.55	136,018	1.12		1.12		1.00		1.00		1.41		156
9.82	2.92	174,228	1.08		1.08		1.00		1.00		1.21		324
9.66	(0.08)	178,088	1.02		1.02		1.00		1.00		0.88		1,753
9.79	0.45	190,986	1.01		1.01		1.00		1.00		0.30		283
9.88	0.45	258,462	1.01		1.01		1.00		1.00		0.52		252

9.89	1.34	126,013	1.04	*	1.04	*	0.95	*	0.95	*	1.96	*	63
9.85	1.60	122,140	1.07		1.07		0.95		0.95		1.47		156
9.82	2.97	116,464	1.03		1.03		0.95		0.95		1.25		324
9.66	(0.03)	104,036	0.97		0.97		0.95		0.95		0.94		1,753
9.79	0.50	77,909	0.96		0.96		0.95		0.95		0.35		283
9.88	0.50	59,154	0.96		0.96		0.95		0.95		0.57		252

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	15

Statement of Assets and Liabilities PIMCO Short-Term Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$15,679,779
Investments in Affiliates	4,706,993
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,118
Over the counter	33,516
Deposits with counterparty	85,342
Foreign currency, at value	15,422
Receivable for investments sold	290,211
Receivable for investments in Affiliates sold	520,000
Receivable for investments sold on a delayed-delivery basis	115,001
Receivable for Fund shares sold	70,250
Interest and/or dividends receivable	88,817
Dividends receivable from Affiliates	11,003
Other assets	32
Total Assets	21,620,484

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$628,265
Payable for sale-buyback transactions	114,926
Payable for short sales	116,958
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,316
Over the counter	11,299
Payable for investments purchased	129,172
Payable for investments in Affiliates purchased	211,003
Deposits from counterparty	21,042
Payable for Fund shares redeemed	26,732
Distributions payable	1,776
Overdraft due to custodian	60,305
Accrued investment advisory fees	3,734
Accrued supervisory and administrative fees	3,241
Accrued distribution fees	420
Accrued servicing fees	377
Other liabilities	1
Total Liabilities	1,335,567

Net Assets	$20,284,917

Net Assets Consist of:
Paid in capital	$20,221,552
Undistributed (overdistributed) net investment income	(20,406)
Accumulated undistributed net realized gain (loss)	46,835
Net unrealized appreciation (depreciation)	36,936
Net Assets	$20,284,917

Cost of investments in securities	$15,677,137
Cost of investments in Affiliates	$4,703,043
Cost of foreign currency held	$15,544
Proceeds received on short sales	$115,970
Cost or premiums of financial derivative instruments, net	$(53,760)

* Includes repurchase agreements of:	$116,526

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO SHORT-TERM FUND	See Accompanying Notes

September 30, 2018 (Unaudited)

Net Assets:
Institutional Class	$12,771,105
I-2	3,472,823
I-3	12,098
Administrative Class	1,973,242
Class A	1,771,404
Class C	158,232
Class R	126,013
Shares Issued and Outstanding:
Institutional Class	1,290,816
I-2	351,010
I-3	1,223
Administrative Class	199,442
Class A	179,042
Class C	15,993
Class R	12,737
Net Asset Value Per Share Outstanding:
Institutional Class	$9.89
I-2	9.89
I-3	9.89
Administrative Class	9.89
Class A	9.89
Class C	9.89
Class R	9.89

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	17

Statement of Operations PIMCO Short-Term Fund

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$217,397
Dividends	1,023
Dividends from Investments in Affiliates	61,285
Total Income	279,705

Expenses:
Investment advisory fees	23,227
Supervisory and administrative fees	20,001
Distribution and/or servicing fees - Administrative Class	2,381
Distribution fees - Class C	217
Distribution fees - Class R	154
Servicing fees - Class C	181
Servicing fees - Class A	2,150
Servicing fees - Class R	154
Trustee fees	25
Interest expense	8,392
Miscellaneous expense	2
Total Expenses	56,884
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	56,883

Net Investment Income (Loss)	222,822

Net Realized Gain (Loss):
Investments in securities	(1,569)
Investments in Affiliates	623
Exchange-traded or centrally cleared financial derivative instruments	(5,958)
Over the counter financial derivative instruments	49,861
Short sales	(221)
Foreign currency	(1,354)

Net Realized Gain (Loss)	41,382

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(30,576)
Investments in Affiliates	6,627
Exchange-traded or centrally cleared financial derivative instruments	28,990
Over the counter financial derivative instruments	19,649
Short sales	(553)
Foreign currency assets and liabilities	(70)

Net Change in Unrealized Appreciation (Depreciation)	24,067

Net Increase (Decrease) in Net Assets Resulting from Operations	$288,271

* Foreign tax withholdings	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO SHORT-TERM FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Short-Term Fund

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$222,822	$262,135
Net realized gain (loss)	41,382	37,873
Net change in unrealized appreciation (depreciation)	24,067	(34,685)

Net Increase (Decrease) in Net Assets Resulting from Operations	288,271	265,323

Distributions to Shareholders:
From net investment income
Institutional Class	(140,357)	(149,383)
I-2	(32,182)	(33,075)
I-3	(48)	0
Administrative Class	(20,099)	(27,684)
Class D	0	(8,185	)(a)
Class A	(18,167)	(15,817)
Class C	(1,314)	(1,746)
Class R	(1,149)	(1,537)

Total Distributions(b)	(213,316)	(237,427)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	3,180,059	4,665,612

Total Increase (Decrease) in Net Assets	3,255,014	4,693,508

Net Assets:
Beginning of period	17,029,903	12,336,395
End of period*	$20,284,917	$17,029,903

*Including undistributed (overdistributed) net investment income of:	$(20,406)	$(29,912)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares converted into Class A Shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	19

Schedule of Investments PIMCO Short-Term Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 77.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
AWAS Aviation Capital Ltd.
4.636% (LIBOR03M + 2.250%) due 05/31/2019 «~	$20,315	$20,320
Delos Finance SARL
4.136% (LIBOR03M + 1.750%) due 10/06/2023 ~	600	603
Las Vegas Sands LLC
3.992% (LIBOR03M + 1.750%) due 03/27/2025 ~	20,993	21,000
Qatar National Bank SAQ
3.234% due 12/22/2020 «	36,700	36,333
Toyota Motor Credit Corp.
2.966% (LIBOR03M + 0.580%) due 09/28/2020 «~	113,200	112,800

Total Loan Participations and Assignments (Cost $191,027)		191,056

CORPORATE BONDS & NOTES 52.8%

BANKING & FINANCE 27.8%
ABN AMRO Bank NV
2.881% (US0003M + 0.570%) due 08/27/2021 ~(j)	18,600	18,665
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	16,400	16,197
2.750% due 09/16/2019	3,600	3,583
3.000% due 03/04/2019	25,400	25,411
AerCap Ireland Capital DAC
3.750% due 05/15/2019	56,206	56,437
4.250% due 07/01/2020	8,015	8,099
4.500% due 05/15/2021	3,300	3,353
4.625% due 10/30/2020	12,950	13,203
5.000% due 10/01/2021	3,450	3,551
AIA Group Ltd.
2.250% due 03/11/2019	4,619	4,594
2.858% (US0003M + 0.520%) due 09/20/2021 ~	41,900	41,994
AIG Global Funding
2.833% (US0003M + 0.460%) due 06/25/2021 ~	4,000	4,008
2.878% (US0003M + 0.480%) due 07/02/2020 ~	5,887	5,903
Air Lease Corp.
2.125% due 01/15/2020	10,400	10,239
2.750% due 01/15/2023	12,800	12,147
3.375% due 01/15/2019	44,944	44,996
Aircastle Ltd.
5.125% due 03/15/2021	600	616

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 02/15/2022	$4,310	$4,483
7.625% due 04/15/2020	2,646	2,802
Allstate Corp.
2.816% (US0003M + 0.430%) due 03/29/2021 ~	5,000	5,008
Ally Financial, Inc.
3.250% due 11/05/2018	3,900	3,900
3.500% due 01/27/2019	4,600	4,606
3.750% due 11/18/2019	5,750	5,743
4.125% due 03/30/2020	11,800	11,874
4.250% due 04/15/2021	500	505
7.500% due 09/15/2020	200	214
8.000% due 03/15/2020	3,300	3,513
Ambac Assurance Corp.
5.100% due 06/07/2020	1	1
Ambac LSNI LLC
7.396% due 02/12/2023 •	2	2
American International Group, Inc.
2.300% due 07/16/2019	2,100	2,091
American Tower Corp.
2.250% due 01/15/2022	13,118	12,530
2.800% due 06/01/2020	1,900	1,883
3.400% due 02/15/2019	11,890	11,912
5.050% due 09/01/2020	500	516
Aozora Bank Ltd.
2.750% due 03/09/2020	22,690	22,425
Athene Global Funding
2.750% due 04/20/2020	9,675	9,556
3.000% due 07/01/2022	2,000	1,940
3.488% (US0003M + 1.140%) due 04/20/2020 ~(j)	50,805	51,398
3.566% (US0003M + 1.230%) due 07/01/2022 ~(j)	111,339	113,418
4.000% due 01/25/2022	2,500	2,506
AvalonBay Communities, Inc.
2.769% (US0003M + 0.430%) due 01/15/2021 ~	13,300	13,296
Aviation Capital Group LLC
2.875% due 01/20/2022	7,800	7,560
3.013% (US0003M + 0.670%) due 07/30/2021 ~	18,553	18,626
7.125% due 10/15/2020	9,293	9,919
Axis Bank Ltd.
3.250% due 05/21/2020	42,350	41,806
Banco Santander Chile
3.135% (US0003M + 0.800%) due 07/25/2020 ~	9,600	9,638
3.511% (US0003M + 1.200%) due 11/28/2021 ~	10,000	10,094
Bangkok Bank PCL
3.300% due 10/03/2018	26,265	26,265

20	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of America Corp.
3.499% due 05/17/2022 •		$14,300	$14,296
7.625% due 06/01/2019		800	825
Barclays PLC
2.750% due 11/08/2019		95,717	95,275
3.695% (US0003M + 1.380%) due 05/16/2024 ~		10,300	10,254
4.451% (US0003M + 2.110%) due 08/10/2021 ~		4,300	4,462
7.000% due 09/15/2019 •(f)(g)	GBP	2,600	3,426
8.250% due 12/15/2018 •(f)(g)		$13,017	13,148
BGC Partners, Inc.
5.125% due 05/27/2021		2,550	2,615
BOC Aviation Ltd.
2.375% due 09/15/2021		19,978	19,036
2.750% due 09/18/2022		38,500	36,577
3.000% due 03/30/2020		8,720	8,650
3.000% due 05/23/2022		12,427	11,951
3.399% (US0003M + 1.050%) due 05/02/2021 ~		54,715	55,139
3.875% due 05/09/2019		22,603	22,665
Brixmor Operating Partnership LP
3.363% (US0003M + 1.050%) due 02/01/2022 ~		35,500	35,521
Cantor Fitzgerald LP
7.875% due 10/15/2019		12,045	12,511
Chiba Bank Ltd.
2.550% due 10/30/2019		3,300	3,266
2.750% due 07/29/2020		16,500	16,227
Citibank N.A.
2.597% (US0003M + 0.260%) due 09/18/2019 ~		6,620	6,632
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		2,605	2,745
Citigroup, Inc.
3.344% (US0003M + 1.023%) due 06/01/2024 ~		20,800	20,916
3.576% (US0003M + 1.250%) due 07/01/2026 ~		11,100	11,204
3.645% (US0003M + 1.310%) due 10/26/2020 ~		30,100	30,716
3.766% (US0003M + 1.380%) due 03/30/2021 ~		34,700	35,539
CK Hutchison International Ltd.
2.250% due 09/29/2020		1,606	1,570
CNH Industrial Capital LLC
3.375% due 07/15/2019		40,584	40,652
3.875% due 10/15/2021		600	600
4.375% due 11/06/2020		2,300	2,335
CNP Assurances
7.500% due 10/18/2018 •(f)		11,300	11,328
Credit Agricole S.A.
2.500% due 04/15/2019		10,000	9,987

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Group AG
3.574% (US0003M + 1.240%) due 06/12/2024 ~	$20,900	$21,032
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022	4,950	4,927
4.623% (US0003M + 2.290%) due 04/16/2021 ~	57,300	59,804
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019	1,000	991
Danske Bank A/S
3.394% (US0003M + 1.060%) due 09/12/2023 ~	22,500	22,299
DBS Group Holdings Ltd.
2.955% (US0003M + 0.620%) due 07/25/2022 ~	17,300	17,413
Dexia Credit Local S.A.
1.875% due 03/28/2019	16,700	16,631
2.250% due 01/30/2019	2,800	2,796
2.250% due 02/18/2020	15,250	15,090
2.500% due 01/25/2021	41,000	40,410
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	1,965	1,996
Eksportfinans ASA
3.141% (US0003M + 0.800%) due 11/10/2020 ~	49,200	49,297
Emirates NBD PJSC
3.885% (US0003M + 1.550%) due 01/26/2020 ~	13,750	13,930
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019	22,475	22,454
First Gulf Bank PJSC
2.625% due 02/24/2020	2,000	1,981
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	19,870	19,661
2.021% due 05/03/2019	27,488	27,327
2.262% due 03/28/2019	2,500	2,492
2.343% due 11/02/2020	3,600	3,501
2.681% due 01/09/2020	2,820	2,791
2.943% due 01/08/2019	13,959	13,974
3.164% (US0003M + 0.830%) due 03/12/2019 ~	118,940	119,068
3.168% due 08/12/2019 •	3,000	3,005
3.296% (US0003M + 0.930%) due 09/24/2020 ~	34,000	34,048
3.339% (US0003M + 1.000%) due 01/09/2020 ~	9,328	9,366
3.572% (US0003M + 1.250%) due 11/20/2018 ~	985	986
3.919% (US0003M + 1.580%) due 01/08/2019 ~	3,450	3,461
General Electric Co.
3.800% due 06/18/2019	12,800	12,881

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	21

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Motors Financial Co., Inc.
2.350% due 10/04/2019	$9,964	$9,902
2.400% due 05/09/2019	46,114	46,001
2.450% due 11/06/2020	2,630	2,579
2.650% due 04/13/2020	4,702	4,655
2.881% (US0003M + 0.540%) due 11/06/2020 ~	679	678
3.100% due 01/15/2019	13,258	13,269
3.150% due 01/15/2020	2,462	2,459
3.189% (US0003M + 0.850%) due 04/09/2021 ~	19,127	19,207
3.200% due 07/13/2020	700	698
3.500% due 07/10/2019	19,502	19,587
3.791% (US0003M + 1.450%) due 05/09/2019 ~	1,520	1,529
3.899% (US0003M + 1.560%) due 01/15/2020 ~	31,381	31,795
Goldman Sachs Group, Inc.
3.111% (US0003M + 0.730%) due 12/27/2020 ~	41,621	41,846
3.484% (US0003M + 1.170%) due 11/15/2021 ~	4,831	4,888
Goodman U.S. Finance Two LLC
6.000% due 03/22/2022	5,715	6,071
Harley-Davidson Financial Services, Inc.
2.812% (US0003M + 0.500%) due 05/21/2020 ~	15,000	15,049
HSBC Holdings PLC
2.984% (US0003M + 0.650%) due 09/11/2021 ~	76,400	76,519
3.322% (US0003M + 1.000%) due 05/18/2024 ~	38,800	38,761
Hutchison Whampoa International Ltd.
4.625% due 01/13/2022	13,201	13,560
5.750% due 09/11/2019	4,516	4,624
7.625% due 04/09/2019	25,743	26,345
Hyundai Capital Services, Inc.
2.625% due 09/29/2020	1,363	1,331
ICICI Bank Ltd.
3.125% due 08/12/2020	14,200	13,946
3.500% due 03/18/2020	3,900	3,874
4.800% due 05/22/2019	9,143	9,231
5.750% due 11/16/2020	2,290	2,367
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	27,676	27,725
ING Bank NV
2.450% due 03/16/2020	4,000	3,951
4.125% due 11/21/2023 •	5,580	5,589
International Lease Finance Corp.
5.875% due 04/01/2019	27,882	28,271
6.250% due 05/15/2019	42,470	43,303
8.250% due 12/15/2020	17,831	19,494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
3.875% due 01/15/2019		$35,441	$35,475
Itau CorpBanca
3.875% due 09/22/2019		27,750	27,845
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~(j)		87,000	87,225
3.220% due 03/01/2025 •		2,500	2,424
5.809% (US0003M + 3.470%) due 10/30/2018 ~(f)		48,600	48,867
Kasikornbank PCL
3.500% due 10/25/2019		7,900	7,900
Kookmin Bank
2.833% (US0003M + 0.500%) due 10/11/2018 ~		25,000	25,000
LeasePlan Corp. NV
2.875% due 01/22/2019		67,050	67,004
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,700	2,047
Lloyds Bank PLC
2.050% due 01/22/2019		$7,302	7,287
2.833% (US0003M + 0.490%) due 05/07/2021 ~		1,308	1,313
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		10,000	9,548
3.000% due 10/11/2018 (h)		33,447	33,448
3.000% due 02/04/2019 (h)		28,093	28,021
3.000% due 10/11/2019 (h)		5,814	5,814
3.100% due 07/06/2021		8,000	7,889
3.153% (US0003M + 0.800%) due 06/21/2021 ~		47,100	47,251
3.536% due 09/04/2019 (h)		22,467	22,447
3.536% due 09/02/2020 (h)		22,467	22,426
3.536% due 09/02/2021 (h)		22,467	22,403
7.000% due 06/27/2019 •(f)(g)	GBP	24,950	33,101
Macquarie Bank Ltd.
2.600% due 06/24/2019		$39,215	39,122
3.459% (US0003M + 1.120%) due 07/29/2020 ~		15,500	15,728
Macquarie Group Ltd.
3.331% (US0003M + 1.020%) due 11/28/2023 ~		30,800	30,795
3.731% (US0003M + 1.350%) due 03/27/2024 ~		18,000	18,196
6.000% due 01/14/2020		1,200	1,240
7.625% due 08/13/2019		39,479	40,960
Manufacturers & Traders Trust Co.
3.457% (US0001M + 1.215%) due 12/28/2020 ~		11,419	11,429
Mitsubishi UFJ Financial Group, Inc.
3.061% (US0003M + 0.740%) due 03/02/2023 ~		32,100	32,216

22	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% (US0003M + 0.790%) due 07/25/2022 ~(j)		$78,953	$79,457
3.195% (US0003M + 0.860%) due 07/26/2023 ~		20,000	20,067
3.230% (US0003M + 0.920%) due 02/22/2022 ~		26,690	26,948
3.394% (US0003M + 1.060%) due 09/13/2021 ~		17,346	17,630
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		16,265	15,574
2.500% due 03/09/2020		17,425	17,184
2.652% due 09/19/2022		21,960	20,988
2.750% due 10/21/2020		17,666	17,367
3.122% (US0003M + 0.775%) due 07/23/2019 ~		8,375	8,400
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019		2,600	2,587
Mizuho Bank Ltd.
2.450% due 04/16/2019		5,949	5,940
2.650% due 09/25/2019		15,219	15,180
Mizuho Financial Group, Inc.
3.211% (US0003M + 0.880%) due 09/11/2022 ~		105,125	105,890
3.251% (US0003M + 0.940%) due 02/28/2022 ~		34,846	35,149
3.474% (US0003M + 1.140%) due 09/13/2021 ~		1,700	1,729
3.817% (US0003M + 1.480%) due 04/12/2021 ~		18,050	18,475
Morgan Stanley
2.450% due 02/01/2019		5,000	4,997
2.891% (US0003M + 0.550%) due 02/10/2021 ~		64,150	64,368
3.277% (US0003M + 0.930%) due 07/22/2022 ~		18,583	18,750
3.314% (US0003M + 0.980%) due 06/16/2020 ~		600	607
4.750% due 11/16/2018	AUD	8,500	6,163
5.500% due 01/26/2020		$16,936	17,447
7.300% due 05/13/2019		6,586	6,762
MUFG Bank Ltd.
2.350% due 09/08/2019		23,455	23,323
Natwest Markets PLC
5.625% due 08/24/2020		12,515	12,939
Navient Corp.
4.875% due 06/17/2019		16,700	16,838
5.000% due 10/26/2020		2,300	2,334
5.500% due 01/15/2019		55,269	55,614
5.875% due 03/25/2021		26,760	27,483
6.625% due 07/26/2021		7,500	7,838
8.000% due 03/25/2020		14,708	15,583
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019		1,191	1,174
2.150% due 07/13/2020		11,395	11,148

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.776% (US0003M + 0.390%) due 09/28/2020 ~	$3,158	$3,157
2.854% due 09/13/2019 •	17,350	17,395
2.854% (US0003M + 0.520%) due 03/15/2021 ~	18,399	18,439
2.917% (US0003M + 0.580%) due 01/13/2020 ~	5,000	5,018
2.983% (US0003M + 0.630%) due 09/21/2021 ~	6,000	6,014
2.987% (US0003M + 0.650%) due 07/13/2022 ~	16,926	16,963
3.076% due 09/28/2022 •	33,049	33,120
3.227% (US0003M + 0.890%) due 01/13/2022 ~(j)	51,600	52,157
Nomura Holdings, Inc.
2.750% due 03/19/2019	50,882	50,908
6.700% due 03/04/2020	800	837
Nordea Bank AB
3.255% (US0003M + 0.940%) due 08/30/2023 ~	10,300	10,342
NTT Finance Corp.
2.916% (US0003M + 0.530%) due 06/29/2020 ~	17,100	17,179
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	3,600	3,669
ORIX Corp.
2.650% due 04/13/2021	25,550	24,798
2.900% due 07/18/2022	16,437	15,902
2.950% due 07/23/2020	9,770	9,630
3.200% due 01/19/2022	26,500	25,906
Petronas Capital Ltd.
5.250% due 08/12/2019	52,726	53,707
Piper Jaffray Cos.
5.060% due 10/09/2018	9,800	9,804
Protective Life Global Funding
2.906% (US0003M + 0.520%) due 06/28/2021 ~	23,300	23,345
Qatari Diar Finance Co.
5.000% due 07/21/2020	14,000	14,383
QNB Finance Ltd.
2.750% due 10/31/2018	26,500	26,496
2.875% due 04/29/2020	8,160	8,077
3.663% (US0003M + 1.350%) due 05/31/2021 ~	19,054	19,224
3.688% (US0003M + 1.350%) due 02/12/2020 ~	9,000	9,079
3.693% (US0003M + 1.350%) due 02/07/2020 ~	3,200	3,224
3.788% (US0003M + 1.450%) due 08/11/2021 ~	14,400	14,356
3.903% (US0003M + 1.570%) due 07/18/2021 ~	29,200	29,477
4.096% (US0003M + 1.700%) due 04/01/2019 ~	3,000	3,024

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	23

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Reliance Standard Life Global Funding
2.150% due 10/15/2018		$14,188	$14,186
2.500% due 01/15/2020		3,075	3,044
Royal Bank of Scotland Group PLC
3.784% (US0003M + 1.470%) due 05/15/2023 ~		119,856	120,780
3.923% (US0003M + 1.550%) due 06/25/2024 ~		11,000	11,077
5.500% due 12/31/2018 (f)	EUR	10,700	12,581
6.400% due 10/21/2019		$37,731	38,859
Santander Holdings USA, Inc.
2.650% due 04/17/2020		16,050	15,846
Santander UK Group Holdings PLC
2.875% due 10/16/2020		24,975	24,670
3.373% due 01/05/2024 •		14,400	13,853
Santander UK PLC
2.350% due 09/10/2019		28,489	28,336
2.375% due 03/16/2020		32,235	31,838
2.500% due 03/14/2019		6,954	6,950
2.941% (US0003M + 0.620%) due 06/01/2021 ~		27,610	27,793
Senior Housing Properties Trust
3.250% due 05/01/2019		14,034	14,030
Siam Commercial Bank PCL
3.500% due 04/07/2019		12,260	12,270
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		18,134	18,375
SL Green Operating Partnership LP
3.345% (US0003M + 0.980%) due 08/16/2021 ~		25,800	25,834
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		12,900	12,440
3.000% due 07/15/2022		7,700	7,401
Societe Generale S.A.
8.250% due 11/29/2018 •(f)(g)		11,865	11,960
Springleaf Finance Corp.
5.250% due 12/15/2019		1,200	1,220
8.250% due 12/15/2020		1,050	1,146
Standard Chartered PLC
2.100% due 08/19/2019		36,104	35,809
2.400% due 09/08/2019		22,507	22,321
3.452% (US0003M + 1.130%) due 08/19/2019 ~		34,468	34,715
Starwood Property Trust, Inc.
3.625% due 02/01/2021		3,700	3,645
State Bank of India
3.287% (US0003M + 0.950%) due 04/06/2020 ~		106,438	106,800
3.622% due 04/17/2019		19,031	19,049
Sumitomo Mitsui Banking Corp.
1.966% due 01/11/2019		15,000	14,973

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sumitomo Mitsui Financial Group, Inc.
3.073% (US0003M + 0.740%) due 10/18/2022 ~		$5,198	$5,208
3.117% (US0003M + 0.780%) due 07/12/2022 ~		57,325	57,606
3.210% (BBSW3M + 1.270%) due 03/29/2022 ~	AUD	20,515	14,873
3.446% (US0003M + 1.110%) due 07/14/2021 ~		$3,844	3,910
3.482% (US0003M + 1.140%) due 10/19/2021 ~		9,635	9,802
4.007% (US0003M + 1.680%) due 03/09/2021 ~		1,600	1,647
Sumitomo Mitsui Trust Bank Ltd.
1.950% due 09/19/2019		2,355	2,331
2.050% due 03/06/2019		46,471	46,344
2.050% due 10/18/2019		16,650	16,469
2.779% (US0003M + 0.440%) due 09/19/2019 ~		11,300	11,327
3.243% (US0003M + 0.910%) due 10/18/2019 ~		7,900	7,959
Suncorp-Metway Ltd.
2.100% due 05/03/2019		9,855	9,816
Svenska Handelsbanken AB
2.782% (US0003M + 0.470%) due 05/24/2021 ~		12,200	12,243
Synchrony Financial
2.600% due 01/15/2019		96,318	96,246
3.000% due 08/15/2019		53,018	52,922
3.578% (US0003M + 1.230%) due 02/03/2020 ~		20,405	20,542
Toyota Motor Credit Corp.
2.712% due 05/17/2022 •		48,900	49,030
UBS Group Funding Switzerland AG
3.264% (US0003M + 0.950%) due 08/15/2023 ~		30,100	30,235
3.806% (US0003M + 1.440%) due 09/24/2020 ~		3,950	4,028
4.119% due 04/14/2021 •		73,000	75,300
Unibail-Rodamco SE
3.109% (US0003M + 0.770%) due 04/16/2019 ~		62,100	62,291
Ventas Realty LP
3.125% due 06/15/2023		3,900	3,771
VEREIT Operating Partnership LP
3.000% due 02/06/2019		44,797	44,795
WEA Finance LLC
2.700% due 09/17/2019		12,335	12,306
Wells Fargo & Co.
6.104% (US0003M + 3.770%) due 12/15/2018 ~(f)		18,000	18,264

24	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Woori Bank
2.875% due 10/02/2018	$6,160	$6,160

		5,635,020

INDUSTRIALS 20.1%
21st Century Fox America, Inc.
6.900% due 03/01/2019	1,547	1,573
AbbVie, Inc.
2.000% due 11/06/2018	5,000	4,998
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	7,375	7,338
Alimentation Couche-Tard, Inc.
2.834% (US0003M + 0.500%) due 12/13/2019 ~	6,807	6,809
Allergan Funding SCS
2.450% due 06/15/2019	3,680	3,669
3.000% due 03/12/2020	13,509	13,498
3.589% (US0003M + 1.255%) due 03/12/2020 ~	90,051	91,302
Anadarko Petroleum Corp.
8.700% due 03/15/2019	3,500	3,588
Andeavor Logistics LP
5.500% due 10/15/2019	15,989	16,309
Anthem, Inc.
2.250% due 08/15/2019	12,000	11,937
AP Moller - Maersk A/S
2.875% due 09/28/2020	1,100	1,084
Aptiv PLC
3.150% due 11/19/2020	700	695
AstraZeneca PLC
2.977% (US0003M + 0.665%) due 08/17/2023 ~	15,300	15,279
AutoNation, Inc.
5.500% due 02/01/2020	3,480	3,571
Baidu, Inc.
2.750% due 06/09/2019	12,916	12,870
Bao-trans Enterprises Ltd.
3.750% due 12/12/2018	1,800	1,800
BAT Capital Corp.
2.297% due 08/14/2020	21,200	20,784
2.764% due 08/15/2022	1,100	1,061
2.909% due 08/14/2020 •	43,400	43,566
3.194% (US0003M + 0.880%) due 08/15/2022 ~	78,184	78,845
BAT International Finance PLC
1.625% due 09/09/2019	2,550	2,513
2.750% due 06/15/2020	4,800	4,752
Bayer U.S. Finance LLC
2.125% due 07/15/2019	10,704	10,626
2.375% due 10/08/2019	32,963	32,753

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.003% (US0003M + 0.630%) due 06/25/2021 ~	$15,700	$15,767
3.344% (US0003M + 1.010%) due 12/15/2023 ~	53,400	53,529
3.500% due 06/25/2021	1,100	1,098
Becton Dickinson and Co.
2.133% due 06/06/2019	27,933	27,772
2.675% due 12/15/2019	6,354	6,320
BMW U.S. Capital LLC
2.819% (US0003M + 0.500%) due 08/13/2021 ~(j)	60,925	61,105
Boston Scientific Corp.
2.850% due 05/15/2020	2,600	2,582
Broadcom Corp.
2.200% due 01/15/2021	2,030	1,968
2.375% due 01/15/2020	90,071	89,042
2.650% due 01/15/2023	800	756
3.000% due 01/15/2022	7,816	7,619
Cardinal Health, Inc.
3.104% (US0003M + 0.770%) due 06/15/2022 ~	2,330	2,335
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	4,120	4,264
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	14,950	14,768
2.091% due 09/14/2021	2,100	2,013
2.170% due 08/05/2019	45,200	44,915
2.241% due 02/16/2021	8,450	8,229
2.293% due 04/23/2021	16,928	16,419
2.381% due 09/17/2020	8,200	8,042
2.774% (US0003M + 0.460%) due 02/15/2022 ~	23,800	23,714
2.881% (US0003M + 0.540%) due 08/04/2020 ~	28,000	28,060
2.909% (US0003M + 0.560%) due 11/02/2021 ~	121,600	121,591
3.131% due 03/03/2022 •	37,880	38,116
3.182% (US0003M + 0.850%) due 09/14/2021 ~	62,400	63,003
3.417% (US0003M + 1.070%) due 04/23/2021 ~	16,900	17,149
Charter Communications Operating LLC
3.579% due 07/23/2020	43,889	43,934
3.986% (US0003M + 1.650%) due 02/01/2024 ~	73,200	74,658
4.464% due 07/23/2022	25,700	26,148
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	27,025	27,027
CNPC General Capital Ltd.
2.700% due 11/25/2019	8,025	7,953
2.750% due 05/14/2019	25,696	25,606
Conagra Brands, Inc.
2.839% (US0003M + 0.500%) due 10/09/2020 ~	2,680	2,675

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	25

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	$3,128	$3,195
6.545% due 08/02/2020	1,244	1,259
7.250% due 05/10/2021	3,344	3,476
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	6,900	6,988
CVS Health Corp.
3.125% due 03/09/2020	42,500	42,517
3.350% due 03/09/2021	500	499
D.R. Horton, Inc.
3.750% due 03/01/2019	24,665	24,697
4.375% due 09/15/2022	3,600	3,651
DAE Funding LLC
4.000% due 08/01/2020	4,100	4,064
Daimler Finance North America LLC
1.500% due 07/05/2019	9,000	8,913
2.250% due 07/31/2019	1,255	1,248
2.250% due 03/02/2020	5,500	5,426
2.300% due 01/06/2020	1,300	1,288
2.450% due 05/18/2020	20,995	20,721
2.731% (US0003M + 0.390%) due 05/04/2020 ~	40,100	40,195
2.760% (US0003M + 0.450%) due 02/22/2021 ~	2,360	2,362
2.768% (US0003M + 0.430%) due 02/12/2021 ~	7,000	7,006
2.871% (US0003M + 0.530%) due 05/05/2020 ~	2,850	2,859
2.891% (US0003M + 0.550%) due 05/04/2021 ~(j)	54,300	54,506
2.891% (US0003M + 0.550%) due 05/04/2021 ~	900	903
2.959% (US0003M + 0.620%) due 10/30/2019 ~	19,689	19,777
3.181% (US0003M + 0.840%) due 05/04/2023 ~	19,800	19,891
Danone S.A.
1.691% due 10/30/2019	2,205	2,173
Dell International LLC
3.480% due 06/01/2019	138,011	138,384
4.420% due 06/15/2021	7,300	7,413
5.450% due 06/15/2023	5,200	5,467
Delta Air Lines, Inc.
2.600% due 12/04/2020	2,800	2,740
2.875% due 03/13/2020	21,700	21,531
3.400% due 04/19/2021	4,400	4,375
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	13,000	12,810
6.000% due 07/08/2019	12,563	12,858
Discovery Communications LLC
2.200% due 09/20/2019	17,185	17,055
2.800% due 06/15/2020	4,700	4,654
3.048% (US0003M + 0.710%) due 09/20/2019 ~	10,547	10,593

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 08/15/2019	$3,565	$3,644
DISH DBS Corp.
5.125% due 05/01/2020	1,100	1,114
7.875% due 09/01/2019	4,100	4,255
Dolphin Energy Ltd.
5.888% due 06/15/2019	98	100
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	2,050	2,035
2.934% (US0003M + 0.600%) due 06/15/2021 ~	19,800	19,797
Doosan Infracore Co. Ltd.
2.375% due 11/21/2019	26,100	25,832
Dow Chemical Co.
8.550% due 05/15/2019	20,437	21,134
DXC Technology Co.
3.271% (US0003M + 0.950%) due 03/01/2021 ~	21,100	21,100
Eastern Creation Investment Holdings Ltd.
3.625% due 03/20/2019	1,600	1,598
eBay, Inc.
2.823% (US0003M + 0.480%) due 08/01/2019 ~	57,379	57,523
Ecopetrol S.A.
7.625% due 07/23/2019	84,750	88,038
EMC Corp.
2.650% due 06/01/2020	23,100	22,688
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~	71,700	71,708
Energy Transfer Partners LP
9.000% due 04/15/2019	9,978	10,289
9.700% due 03/15/2019	4,618	4,764
Enterprise Products Operating LLC
6.500% due 01/31/2019	16,396	16,593
EQT Corp.
3.107% (US0003M + 0.770%) due 10/01/2020 ~	8,217	8,216
8.125% due 06/01/2019	24,079	24,866
Equifax, Inc.
3.184% (US0003M + 0.870%) due 08/15/2021 ~	24,749	24,907
ERAC USA Finance LLC
2.350% due 10/15/2019	900	895
2.600% due 12/01/2021	100	97
2.800% due 11/01/2018	7,878	7,879
Federal Express Corp. Pass-Through Trust
6.720% due 07/15/2023 «	2,563	2,678
Flex Ltd.
4.625% due 02/15/2020	2,000	2,027
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	1,200	1,211
5.625% due 07/31/2019	24,533	25,024

26	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 02/15/2021	$1,995	$2,081
GATX Corp.
2.500% due 03/15/2019	9,505	9,493
3.061% (US0003M + 0.720%) due 11/05/2021 ~	11,500	11,530
General Dynamics Corp.
2.718% (US0003M + 0.380%) due 05/11/2021 ~	9,200	9,265
General Electric Co.
5.000% due 01/21/2021 •(f)	127,418	124,376
General Mills, Inc.
3.346% (US0003M + 1.010%) due 10/17/2023 ~	9,700	9,780
6.590% due 10/15/2022	7,427	7,435
General Motors Co.
3.143% (US0003M + 0.800%) due 08/07/2020 ~	5,856	5,877
Goodrich Corp.
4.875% due 03/01/2020	7,267	7,423
Halfmoon Parent, Inc.
2.684% (US0003M + 0.350%) due 03/17/2020 ~	4,250	4,253
2.984% (US0003M + 0.650%) due 09/17/2021 ~	53,700	53,787
3.224% (US0003M + 0.890%) due 07/15/2023 ~	49,000	49,035
Harris Corp.
2.819% (US0003M + 0.480%) due 04/30/2020 ~	10,000	10,000
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	2,744	2,718
3.105% (US0003M + 0.720%) due 10/05/2021 ~	34,300	34,338
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	18,260	18,838
HP, Inc.
3.279% (US0003M + 0.940%) due 01/14/2019 ~	2,081	2,085
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	1,610	1,645
Hyundai Capital America
1.750% due 09/27/2019	26,070	25,710
2.000% due 07/01/2019	7,045	7,000
2.400% due 10/30/2018	2,315	2,315
2.500% due 03/18/2019	22,100	22,054
2.550% due 02/06/2019	10,682	10,668
2.550% due 04/03/2020	7,704	7,577
2.600% due 03/19/2020	1,770	1,745
2.750% due 09/18/2020	1,229	1,206
3.000% due 10/30/2020	1,820	1,793
3.136% (US0003M + 0.800%) due 04/03/2020 ~	2,300	2,301
3.137% due 09/18/2020 •	35,600	35,689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.154% (US0003M + 0.820%) due 03/12/2021 ~	$11,285	$11,296
3.261% due 07/08/2021 •	16,300	16,348
3.261% (US0003M + 0.940%) due 07/08/2021 ~	7,984	8,008
Imperial Brands Finance PLC
2.950% due 07/21/2020	38,100	37,741
Incitec Pivot Finance LLC
6.000% due 12/10/2019	18,226	18,699
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020	7,300	7,304
3.750% due 10/01/2021	6,800	6,818
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	14,339	14,328
9.000% due 02/01/2019	4,090	4,170
Kinder Morgan, Inc.
3.050% due 12/01/2019	7,979	7,969
KLA-Tencor Corp.
3.375% due 11/01/2019	6,500	6,513
Kraft Heinz Foods Co.
2.911% (US0003M + 0.570%) due 02/10/2021 ~	30,700	30,742
Lennar Corp.
4.125% due 12/01/2018	2,737	2,734
LyondellBasell Industries NV
5.000% due 04/15/2019	3,977	3,997
Martin Marietta Materials, Inc.
2.960% (US0003M + 0.650%) due 05/22/2020 ~	2,300	2,308
Masco Corp.
3.500% due 04/01/2021	1,850	1,850
7.125% due 03/15/2020	437	459
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~	32,950	33,049
MGM Resorts International
6.750% due 10/01/2020	1,900	2,002
8.625% due 02/01/2019	13,300	13,566
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	40,437	40,406
Minmetals Bounteous Finance BVI Ltd.
3.500% due 07/30/2020	4,800	4,754
Molson Coors Brewing Co.
1.450% due 07/15/2019	7,955	7,863
1.900% due 03/15/2019	4,780	4,762
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	8,895	8,771
Mylan NV
2.500% due 06/07/2019	3,977	3,963
3.150% due 06/15/2021	3,400	3,349
3.750% due 12/15/2020	5,695	5,702

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	27

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)	$1,100	$1,118
Nexen Energy ULC
6.200% due 07/30/2019	8,001	8,195
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 «	143	143
Oil India Ltd.
3.875% due 04/17/2019	10,190	10,203
ONGC Videsh Ltd.
3.250% due 07/15/2019	13,740	13,729
Ooredoo International Finance Ltd.
7.875% due 06/10/2019	8,900	9,201
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	23,200	23,211
Origin Energy Finance Ltd.
3.500% due 10/09/2018	22,644	22,644
Pacific National Finance Pty Ltd.
4.625% due 09/23/2020	4,600	4,654
Panhandle Eastern Pipe Line Co. LP
8.125% due 06/01/2019	6,387	6,590
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	4,100	4,007
4.500% due 03/15/2023	4,800	4,698
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	11,052	11,016
3.200% due 07/15/2020	2,300	2,289
Petrofac Ltd.
3.400% due 10/10/2018 (j)	9,900	9,900
Petroleos Mexicanos
6.000% due 03/05/2020	7,069	7,286
8.000% due 05/03/2019	14,800	15,244
Phillips 66
2.911% (US0003M + 0.600%) due 02/26/2021 ~	22,005	22,034
2.989% (US0003M + 0.650%) due 04/15/2019 ~	2,300	2,301
QUALCOMM, Inc.
2.600% due 01/30/2023	5,691	5,475
3.069% (US0003M + 0.730%) due 01/30/2023 ~	5,373	5,406
QVC, Inc.
3.125% due 04/01/2019	8,155	8,156
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019	14,025	14,495
Reckitt Benckiser Treasury Services PLC
2.926% (US0003M + 0.560%) due 06/24/2022 ~	5,675	5,675
Reynolds American, Inc.
3.250% due 06/12/2020	7,173	7,161
4.000% due 06/12/2022	5,100	5,135
8.125% due 06/23/2019	18,907	19,562

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rockwell Collins, Inc.
5.250% due 07/15/2019	$13,000	$13,234
Ryder System, Inc.
3.500% due 06/01/2021	3,400	3,399
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	3,200	3,405
6.250% due 03/15/2022	3,500	3,764
SES Global Americas Holdings GP
2.500% due 03/25/2019	22,193	22,140
SES GLOBAL Americas Holdings GP
2.500% due 03/25/2019	1,500	1,496
Shanghai Electric Group Global Investment Ltd.
3.000% due 08/14/2019	7,780	7,729
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	134,364	132,962
Sinochem Offshore Capital Co. Ltd.
3.250% due 04/29/2019	11,795	11,773
SK Broadband Co. Ltd.
2.875% due 10/29/2018	21,100	21,095
Sky PLC
9.500% due 11/15/2018	17,350	17,488
Southern Co.
2.750% due 06/15/2020	3,715	3,681
2.802% (US0003M + 0.490%) due 02/14/2020 ~	56,300	56,304
3.037% (US0003M + 0.700%) due 09/30/2020 ~	20,200	20,266
Spectra Energy Partners LP
3.016% (US0003M + 0.700%) due 06/05/2020 ~	1,700	1,708
Spirit AeroSystems, Inc.
3.134% (US0003M + 0.800%) due 06/15/2021 ~	17,300	17,339
Suntory Holdings Ltd.
2.550% due 09/29/2019	2,110	2,096
Syngenta Finance NV
3.698% due 04/24/2020	20,900	20,883
3.933% due 04/23/2021	8,400	8,381
Takeda Pharmaceutical Co. Ltd.
2.450% due 01/18/2022	10,700	10,273
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	45,269	46,275
Tencent Holdings Ltd.
3.375% due 05/02/2019	10,000	10,024
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	12,900	12,503
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	35,991	35,413
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~	22,100	22,086

28	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Time Warner Cable LLC
5.000% due 02/01/2020	$4,500	$4,590
8.250% due 04/01/2019	48,341	49,583
Toyota Industries Corp.
1.911% due 08/03/2020 (h)	600	603
Tyson Foods, Inc.
2.650% due 08/15/2019	22,345	22,311
2.871% (US0003M + 0.550%) due 06/02/2020 ~	4,000	4,013
United Technologies Corp.
2.965% (US0003M + 0.650%) due 08/16/2021 ~	40,950	41,064
Viacom, Inc.
5.625% due 09/15/2019	1,990	2,039
VMware, Inc.
2.300% due 08/21/2020	23,520	23,067
2.950% due 08/21/2022	5,400	5,201
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020	1,350	1,327
2.450% due 11/20/2019	16,500	16,350
Volkswagen International Finance NV
2.125% due 11/20/2018	170	170
Vulcan Materials Co.
2.934% (US0003M + 0.600%) due 06/15/2020 ~	5,100	5,114
Wabtec Corp.
3.382% (US0003M + 1.050%) due 09/15/2021 ~	29,650	29,715
Woodside Finance Ltd.
4.600% due 05/10/2021	39,656	40,280
Xerox Corp.
2.750% due 03/15/2019	3,090	3,084
ZF North America Capital, Inc.
4.000% due 04/29/2020	7,019	7,049
4.500% due 04/29/2022	950	963
Zimmer Biomet Holdings, Inc.
3.089% (US0003M + 0.750%) due 03/19/2021 ~	14,500	14,514
Zoetis, Inc.
2.762% (US0003M + 0.440%) due 08/20/2021 ~	21,700	21,746

		4,084,419

UTILITIES 4.9%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	51,900	52,386
3.209% (US0003M + 0.890%) due 02/15/2023 ~	51,826	51,388
3.289% (US0003M + 0.950%) due 07/15/2021 ~	48,379	48,972

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.514% (US0003M + 1.180%) due 06/12/2024 ~	$40,100	$40,312
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020	200	198
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	12,100	12,003
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	30,898	30,487
Dominion Energy, Inc.
2.500% due 12/01/2019	3,200	3,176
2.914% (US0003M + 0.600%) due 05/15/2020 ~	63,300	63,328
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~	72,400	72,617
Duke Energy Kentucky, Inc.
4.650% due 10/01/2019	2,000	2,027
Electricite de France S.A.
6.500% due 01/26/2019	9,300	9,411
Emera U.S. Finance LP
2.150% due 06/15/2019	9,081	9,024
Enable Midstream Partners LP
2.400% due 05/15/2019	12,813	12,761
Entergy Texas, Inc.
7.125% due 02/01/2019	2,527	2,561
Exelon Corp.
2.850% due 06/15/2020	300	297
Exelon Generation Co. LLC
2.950% due 01/15/2020	3,180	3,172
5.200% due 10/01/2019	1,488	1,520
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	3,309	3,367
IPALCO Enterprises, Inc.
3.450% due 07/15/2020	1,900	1,900
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	5,939	6,012
9.375% due 01/28/2020	21,352	22,972
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	5,900	5,894
Korea Western Power Co. Ltd.
2.625% due 09/22/2019	5,000	4,965
2.875% due 10/10/2018	5,200	5,200
KT Corp.
2.625% due 04/22/2019	3,000	2,989
Mississippi Power Co.
3.048% (US0003M + 0.650%) due 03/27/2020 ~	15,500	15,502
NextEra Energy Capital Holdings, Inc.
2.711% (US0003M + 0.400%) due 08/21/2020 ~	76,500	76,563

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	29

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petrobras Global Finance BV
8.375% due 12/10/2018	$10,500	$10,618
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	12,100	11,971
Plains All American Pipeline LP
2.600% due 12/15/2019	5,350	5,310
5.750% due 01/15/2020	3,805	3,904
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	2,378	2,435
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~	4,051	4,048
2.839% (US0003M + 0.500%) due 01/15/2021 ~	5,745	5,747
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	30,232	29,738
2.125% due 05/03/2019	58,203	57,809
2.250% due 09/13/2020	4,500	4,388
2.375% due 04/12/2020	8,330	8,217
2.500% due 04/28/2020	45,843	45,112
2.750% due 04/10/2019	27,030	26,969
3.251% (US0003M + 0.920%) due 04/10/2019 ~	14,050	14,081
Southern Power Co.
1.950% due 12/15/2019	4,217	4,161
2.888% (US0003M + 0.550%) due 12/20/2020 ~	49,525	49,537
Sprint Capital Corp.
6.900% due 05/01/2019	1,800	1,834
Sprint Communications, Inc.
7.000% due 03/01/2020	300	312
7.000% due 08/15/2020	900	945
9.000% due 11/15/2018	6,000	6,045
State Grid Overseas Investment Ltd.
2.250% due 05/04/2020	1,700	1,666
2.750% due 05/07/2019	15,418	15,369
Telecom Italia Capital S.A.
7.175% due 06/18/2019	2,675	2,729
Verizon Communications, Inc.
3.334% (US0003M + 1.000%) due 03/16/2022 ~	32,600	33,304
3.414% (US0003M + 1.100%) due 05/15/2025 ~	56,331	56,869
Vodafone Group PLC
3.329% (US0003M + 0.990%) due 01/16/2024 ~	34,525	34,634

		998,756

Total Corporate Bonds & Notes (Cost $10,721,675)		10,718,195

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.5%

ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
3.211% due 11/25/2043 •	$3,233	$3,249

CALIFORNIA 0.4%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	21,714	21,719
California State General Obligation Bonds, Series 2017
3.041% (US0001M + 0.780%) due 04/01/2047 ~	50,810	51,120

		72,839

COLORADO 0.0%
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.544% (0.67*US0001M + 1.050%) due 09/01/2039 ~	1,540	1,554

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, Series 2017
3.520% due 07/01/2020	500	500

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
2.465% (US0003M + 0.130%) due 10/25/2036 ~	3,308	3,286

TEXAS 0.0%
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2007
2.434% (0.67*US0003M + 0.870%) due 09/15/2027 ~	1,620	1,607

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.610% (MUNIPSA + 1.050%) due 01/01/2042 ~	17,665	17,999

Total Municipal Bonds & Notes (Cost $100,239)		101,034

30	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
2.184% due 05/01/2021 - 04/01/2029 •	$17	$16
2.194% due 12/25/2036 •	84	83
2.276% due 07/25/2037 •	352	346
2.336% due 03/25/2034 •	20	19
2.346% due 03/25/2036 •	62	61
2.366% due 08/25/2034 •	129	128
2.415% due 09/25/2042 •	267	266
2.416% due 02/25/2037 •	627	622
2.432% due 12/25/2044 •(j)	15,892	15,902
2.482% due 07/25/2044 •(j)	7,293	7,286
2.516% due 12/25/2028 •	309	311
2.532% due 07/25/2046 •(j)	26,675	26,648
2.536% due 06/25/2036 •	123	123
2.556% due 11/25/2036 •	99	100
2.558% due 03/17/2032 •	496	500
2.565% due 05/18/2032 •	91	91
2.566% due 04/25/2036 - 03/25/2044 •	365	365
2.582% due 03/25/2046 •(j)	6,694	6,693
2.586% due 03/25/2036 •	64	65
2.608% due 09/17/2027 •	2	2
2.616% due 06/25/2032 - 09/25/2032 •	52	53
2.646% due 07/25/2036 •	40	40
2.665% due 07/18/2027 - 05/18/2032 •	93	94
2.666% due 08/25/2021 - 06/25/2042 •	1,527	1,534
2.696% due 11/25/2040 •	211	213
2.716% due 02/25/2022 - 04/25/2042 •	308	310
2.756% due 07/25/2037 •	217	219
2.766% due 09/25/2041 •	1,835	1,856
2.816% due 08/25/2022 •	1	1
2.846% due 04/25/2031 •	77	78
2.866% due 12/25/2022 •	1	1
2.896% due 02/25/2041 •	24	25
2.916% due 09/25/2022 •	1	1
2.947% due 06/01/2043 - 10/01/2044 •	2,464	2,453
2.986% due 06/25/2037 •	162	165
3.000% due 05/25/2028 - 06/25/2028 (a)	50,432	4,503
3.058% due 11/01/2035 •	41	42
3.066% due 02/25/2023 - 07/25/2038 •	6	6
3.116% due 04/25/2032 - 11/25/2049 •	25	26
3.216% due 11/25/2049 •	11	12
3.299% due 05/01/2036 •	957	980
3.366% due 09/25/2023 •	14	14
3.368% due 12/01/2035 •	23	24
3.436% due 10/25/2038 •	40	41

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.475% due 12/01/2036 •	$12	$13
3.518% due 10/01/2035 •	4	4
3.524% due 11/01/2027 •	1	1
3.529% due 12/01/2036 •	12	13
3.530% due 11/01/2035 •	58	61
3.538% due 01/01/2036 •	99	105
3.585% due 10/01/2035 •	6	7
3.605% due 04/01/2033 •	4	4
3.687% due 10/01/2035 •	15	16
3.692% due 09/01/2035 •	12	13
3.696% due 09/01/2034 •	213	221
3.715% due 02/01/2033 •	2	2
3.754% due 09/01/2035 •	22	23
3.782% due 02/01/2034 •	31	33
3.813% due 01/01/2032 •	164	166
3.909% due 03/01/2036 •	21	22
3.912% due 03/01/2036 •	23	24
3.924% due 07/01/2029 •	52	54
3.949% due 04/01/2029 •	3	3
3.954% due 01/01/2036 •	27	29
3.965% due 06/01/2033 •	10	10
3.975% due 12/01/2040 •	44	46
3.978% due 05/01/2035 •	81	85
3.980% due 09/01/2034 •	11	11
4.001% due 05/01/2036 •	20	21
4.038% due 01/01/2036 •	46	48
4.049% due 08/01/2035 •	37	39
4.070% due 05/01/2038 •(j)	2,084	2,186
4.144% due 08/01/2029 •	311	320
4.162% due 11/01/2034 •	93	98
4.168% due 06/01/2035 •	10	10
4.176% due 11/01/2024 •	5	5
4.193% due 07/01/2034 •	4	4
4.224% due 05/01/2034 •	25	26
4.251% due 09/01/2035 •	17	17
4.273% due 06/01/2034 •	2	2
4.297% due 06/01/2035 •	114	121
4.303% due 05/01/2035 •	27	28
4.321% due 09/01/2034 •	52	54
4.345% due 08/01/2026 •	3	3
4.439% due 07/01/2028 •	4	4
4.462% due 09/01/2034 •	16	17
4.468% due 07/01/2035 •	18	19
4.640% due 06/01/2036 •	8	8
6.500% due 10/25/2042 ~	215	236
8.216% due 06/25/2032 ~	10	10
FDIC Structured Sale Guaranteed Notes
2.576% due 11/29/2037 •	311	311
Federal Housing Administration
6.896% due 07/01/2020	17	17
7.350% due 04/01/2019	1	1
Freddie Mac
1.431% due 08/25/2019 ~(a)	172,056	1,578
1.482% due 01/15/2038 ~(a)	20,636	862
2.105% due 12/25/2036 •	1,168	1,170
2.408% due 07/15/2034 •	59	59

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	31

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.432% due 03/15/2037 - 08/15/2038 •(j)	$106,148	$105,950
2.482% due 11/15/2044 •(j)	17,777	17,730
2.508% due 07/15/2036 •	348	348
2.532% due 12/15/2037 •(j)	7,375	7,388
2.558% due 01/15/2022 - 06/15/2031 •	56	56
2.608% due 12/15/2031 - 09/15/2041 •	967	972
2.638% due 11/15/2036 •	34	34
2.658% due 07/15/2039 - 02/15/2041 •	1,957	1,975
2.708% due 06/15/2031 •	139	140
2.758% due 06/15/2031 - 12/15/2037 •	217	219
2.858% due 03/15/2032 •	92	93
2.908% due 03/15/2023 •	2	2
2.913% due 02/25/2045 •	924	923
3.045% due 10/25/2044 •	2,490	2,481
3.158% due 11/15/2033 - 10/15/2049 •	153	157
3.528% due 05/01/2034 •	20	21
3.560% due 11/01/2035 •	21	21
3.827% due 10/01/2033 •	11	11
4.139% due 07/01/2033 •	17	18
4.140% due 04/01/2025 •	3	3
4.435% due 08/01/2035 •	61	64
4.438% due 08/01/2035 •	12	13
4.477% due 09/01/2035 •	87	91
4.521% due 08/01/2034 •	24	25
4.626% due 12/01/2035 •	10	10
5.000% due 08/15/2035	1,586	1,671
5.500% due 08/15/2030	1	1
6.500% due 07/25/2043	177	197
Ginnie Mae
2.558% due 02/16/2032 - 03/16/2032 •	121	122
2.630% due 04/20/2062 •	6,664	6,688
2.680% due 10/20/2065 •	4,603	4,629
2.710% due 11/20/2067 •	2,003	2,065
2.750% due 07/20/2022 - 08/20/2025 ~	56	56
2.750% due 08/20/2027 - 08/20/2031 •	585	604
2.760% due 11/20/2065 •	7,593	7,668
2.780% due 02/20/2062 •	29,152	29,372
2.850% due 10/20/2066 •	3,119	3,164
2.880% due 01/20/2066 - 06/20/2066 •	44,152	44,803
2.930% due 04/20/2066 - 11/20/2066 •	12,472	12,702
3.030% due 12/20/2066 •	3,378	3,451
3.080% due 03/20/2066 •	21,592	22,107
3.115% due 03/20/2031 •	164	167
3.125% due 12/20/2021 - 12/20/2024 ~	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% due 11/20/2026 - 12/20/2033 •	$317	$327
3.158% due 08/16/2039 •	293	300
3.247% due 04/20/2067 •	5,070	5,209
3.375% due 02/20/2024 - 01/20/2026 ~	148	151
3.375% due 03/20/2029 - 03/20/2032 •	426	438
3.500% due 01/20/2022 ~	10	10
3.524% due 07/20/2067 •	4,979	5,137
3.625% due 05/20/2021 - 06/20/2026 ~	34	37
3.625% due 06/20/2027 - 05/20/2032 •	715	737
NCUA Guaranteed Notes
2.483% due 12/07/2020 •	2,682	2,688
2.681% due 12/08/2020 •	2,431	2,444
Small Business Administration
4.340% due 03/01/2024	42	43
5.370% due 04/01/2028	89	92
5.490% due 03/01/2028	49	52

Total U.S. Government Agencies (Cost $374,927)		376,437

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Inflation Protected Securities (e)
0.750% due 07/15/2028 (j)	107,823	106,216

Total U.S. Treasury Obligations (Cost $106,748)		106,216

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
280 Park Avenue Mortgage Trust
3.038% due 09/15/2034 •	12,400	12,427
Adjustable Rate Mortgage Trust
4.256% due 02/25/2035 ~	1,363	1,375
American Home Mortgage Assets Trust
2.406% (US0001M + 0.190%) due 05/25/2046 ^~	1,590	1,481
2.406% due 09/25/2046 ^•	615	571
American Home Mortgage Investment Trust
3.996% due 10/25/2034 •	88	88
4.016% due 09/25/2045 •	179	180
4.534% due 02/25/2045 •	9	9
AREIT Trust
2.984% due 02/14/2035 •	6,141	6,153
Atrium Hotel Portfolio Trust
3.108% due 06/15/2035 •	17,200	17,254
BAMLL Commercial Mortgage Securities Trust
3.883% due 12/15/2031 •	9,613	9,617
Banc of America Funding Trust
3.929% due 01/20/2047 ^~	91	87
4.026% due 02/20/2036 ~	971	968

32	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Mortgage Trust
3.685% due 02/25/2036 ^~	$69	$65
4.817% due 07/20/2032 ~	15	15
Bancorp Commercial Mortgage Trust
3.070% due 09/15/2035 •	4,700	4,709
3.493% due 11/15/2033 •	1,178	1,179
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	33	32
3.740% due 01/25/2035 ~	60	59
3.814% due 01/25/2034 ~	43	44
3.955% due 07/25/2033 ~	2,591	2,554
3.962% due 05/25/2047 ^~	878	795
4.077% due 11/25/2034 ~	6,039	5,612
4.144% due 01/25/2034 ~	163	164
4.191% due 08/25/2033 ~	1,007	1,010
4.467% due 11/25/2034 ~	447	441
Bear Stearns ALT-A Trust
2.376% due 02/25/2034 •	612	614
2.916% due 09/25/2034 •	1,139	1,140
3.851% due 01/25/2036 ^~	1,334	1,337
3.972% due 05/25/2035 ~	164	167
4.037% due 11/25/2036 ~	2,192	2,045
4.187% due 09/25/2035 ~	2,066	1,697
Bear Stearns Structured Products, Inc. Trust
3.531% due 12/26/2046 ~	2,887	2,628
4.106% due 01/26/2036 ~	5,149	4,535
BX Trust
3.038% due 07/15/2034 •	11,395	11,412
3.078% due 07/15/2034 •	21,217	21,243
CGGS Commercial Mortgage Trust
3.058% due 02/15/2037 •	12,200	12,233
Chase Mortgage Finance Trust
3.785% due 03/25/2037 ^~	319	314
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.466% due 08/25/2035 •	165	164
Citigroup Commercial Mortgage Trust
3.008% due 07/15/2032 •	6,400	6,408
3.438% due 07/15/2027 •	9,345	9,354
Citigroup Mortgage Loan Trust
2.205% due 08/25/2036 •	7,571	7,529
2.286% due 01/25/2037 •	257	241
2.579% due 07/25/2046 ^~	222	207
4.186% due 09/25/2037 ^~	1,746	1,688
4.280% due 10/25/2035 ^•	103	104
4.367% due 08/25/2035 ~	676	681
4.490% due 05/25/2035 •	264	267
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	52	52
3.890% due 09/25/2035 •	30	29
Civic Mortgage LLC
3.892% due 06/25/2022 Ø	1,297	1,297

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cold Storage Trust
3.158% due 04/15/2036 •	$33,100	$33,230
COLT Mortgage Loan Trust
3.000% due 05/25/2046	230	230
Commercial Mortgage Trust
2.769% due 03/10/2046 •	11,948	11,968
Core Industrial Trust
3.040% due 02/10/2034	2,372	2,349
3.077% due 02/10/2034	8,957	8,881
Countrywide Alternative Loan Trust
2.345% due 02/20/2047 ^•	3,443	2,878
2.360% due 12/20/2046 ^•	2,300	1,982
2.375% due 07/20/2046 ^•	1,151	904
2.376% due 02/25/2047 •	134	132
2.396% due 05/25/2047 •	2,245	2,202
2.406% due 09/25/2046 ^•	874	804
2.426% due 07/25/2046 •	228	228
2.845% due 12/25/2035 •	459	425
2.845% due 02/25/2036 •	277	258
3.716% due 02/25/2037 ^~	840	820
6.000% due 04/25/2037 ^	142	98
6.250% due 12/25/2033	181	186
Countrywide Home Loan Mortgage Pass-Through Trust
2.676% due 05/25/2035 •	190	178
2.796% due 04/25/2035 •	24	22
2.856% due 03/25/2035 •	258	238
3.500% due 07/19/2031 ~	3	3
3.925% due 09/25/2047 ^~	161	151
4.241% due 11/19/2033 ~	120	122
Countrywide Home Loan Reperforming REMIC Trust
2.556% due 06/25/2035 •	2,259	2,192
Credit Suisse First Boston Mortgage Securities Corp.
2.713% due 03/25/2032 ~	37	36
3.950% due 11/25/2033 ~	1,016	1,022
4.368% due 11/25/2034 ~	295	302
Credit Suisse Mortgage Capital Trust
2.908% due 07/15/2032 •	15,600	15,608
3.108% due 02/15/2031 •	7,500	7,504
First Horizon Mortgage Pass-Through Trust
4.277% due 08/25/2035 ~	257	216
GMAC Mortgage Corp. Loan Trust
4.695% due 08/19/2034 ~	745	746
Gosforth Funding PLC
2.809% due 12/19/2059 •	6,657	6,654
GPMT Ltd.
3.082% due 11/21/2035 •	24,850	24,886
Great Wolf Trust
3.158% due 09/15/2034 •	10,000	10,012
GreenPoint Mortgage Funding Trust
2.656% due 06/25/2045 •	227	220
2.676% due 06/25/2045 •	116	109
2.756% due 11/25/2045 •	309	275

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	33

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GS Mortgage Securities Corp. Trust
2.858% due 07/15/2032 •		$8,000	$8,007
GS Mortgage Securities Trust
2.905% due 11/10/2049		4,200	4,135
3.648% due 01/10/2047		34,500	34,641
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		129	137
GSR Mortgage Loan Trust
3.601% due 04/25/2036 ~		228	209
3.750% due 01/25/2036 ^~		330	329
3.902% due 09/25/2035 ~		1,310	1,340
HarborView Mortgage Loan Trust
2.298% due 03/19/2037 •		704	690
2.348% due 07/19/2046 ^•		1,441	1,144
2.408% due 03/19/2036 •		2,739	2,545
2.608% due 05/19/2035 •		1,002	980
4.065% due 08/19/2036 ^~		65	62
4.116% due 04/19/2034 ~		15	15
Holmes Master Issuer PLC
2.561% due 10/15/2054 •		200,000	200,147
2.699% due 10/15/2054 •		48,700	48,669
Hyatt Hotel Portfolio Trust
2.817% due 08/09/2032 •		1,900	1,901
Impac CMB Trust
2.856% due 03/25/2035 •		3,054	2,989
3.116% due 10/25/2033 •		3	3
IMT Trust
2.858% due 06/15/2034 •		9,900	9,912
IndyMac Adjustable Rate Mortgage Trust
3.301% due 01/25/2032 ~		1	1
3.445% due 01/25/2032 ~		2	2
IndyMac Mortgage Loan Trust
2.396% due 07/25/2047 •		604	517
2.406% due 09/25/2046 •		1,030	974
2.416% due 06/25/2046 •		520	451
2.426% due 05/25/2046 •		173	170
2.696% due 07/25/2035 •		145	142
3.625% due 12/25/2034 ~		22	22
JPMorgan Chase Commercial Mortgage Securities Trust
2.963% due 07/15/2034 •		15,800	15,829
3.068% due 06/15/2035 •		24,600	24,658
3.093% due 07/05/2032		11,616	11,523
3.158% due 06/15/2032 •		24,000	24,075
3.379% due 09/15/2050		4,300	4,233
JPMorgan Mortgage Trust
3.133% due 04/25/2035 ~		1,160	1,097
Ladder Capital Commercial Mortgage Mortgage Trust
3.038% due 09/15/2034 •		6,869	6,878
Liberty Funding Pty. Ltd.
3.090% due 10/10/2049 •	AUD	4,500	3,248

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LMREC, Inc.
2.696% due 11/24/2031 «•		$16,300	$16,300
Luminent Mortgage Trust
2.386% due 12/25/2036 •		720	656
2.396% due 12/25/2036 ^•		201	180
2.416% due 10/25/2046 •		214	215
MASTR Adjustable Rate Mortgages Trust
2.426% due 04/25/2046 •		495	435
4.416% due 11/21/2034 ~		682	704
MASTR Alternative Loan Trust
5.000% due 04/25/2019		5	5
6.000% due 08/25/2033		707	717
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.858% due 11/15/2031 •		693	695
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.598% due 12/15/2030 •		732	713
2.767% due 10/20/2029 •		455	460
3.018% due 08/15/2032 •		49	47
Merrill Lynch Mortgage Investors Trust
2.426% due 02/25/2036 •		3,376	3,265
2.466% due 11/25/2035 •		518	495
4.034% due 12/25/2032 •		4	4
Merrill Lynch Mortgage-Backed Securities Trust
3.785% due 04/25/2037 ^~		307	266
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048		3,500	3,445
Morgan Stanley Capital Trust
3.008% due 11/15/2034 •		5,400	5,402
Morgan Stanley Mortgage Loan Trust
2.436% due 02/25/2047 •		930	491
4.077% due 06/25/2036 ~		77	80
MortgageIT Trust
2.956% due 12/25/2034 •		556	553
Motel 6 Trust
3.078% due 08/15/2034 •		43,481	43,562
Natixis Commercial Mortgage Securities Trust
2.908% due 02/15/2033 •		5,900	5,903
Nomura Resecuritization Trust
3.563% due 04/26/2037 ~		5,400	5,469
3.660% due 12/26/2036 •		4,062	4,026
OBX Trust
2.866% due 06/25/2057 •		4,459	4,473
Pepper Residential Securities Trust
2.894% due 08/13/2057 •	AUD	5,815	4,212
PFP Ltd.
3.038% due 07/14/2035 •		$33,561	33,593
RBS Acceptance, Inc.
4.621% due 06/25/2024 ~		1	1
RBSSP Resecuritization Trust
2.565% due 10/26/2036 •		424	424

34	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.891% due 08/26/2045 •		$4,669	$4,588
4.361% due 10/25/2035 ~		3,658	3,694
Reperforming Loan REMIC Trust
5.007% due 01/25/2034 ~		10	10
Residential Accredit Loans, Inc. Trust
2.426% due 04/25/2046 •		180	94
2.466% due 08/25/2037 •		366	354
2.516% due 08/25/2035 •		703	633
3.205% due 09/25/2045 •		425	412
Residential Asset Securitization Trust
4.205% due 12/25/2034 ~		1,868	1,865
5.750% due 02/25/2036 ^		117	87
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		16	16
Ripon Mortgages PLC
1.605% due 08/20/2056 •	GBP	41,186	53,766
Sequoia Mortgage Trust
2.365% due 05/20/2035 •		$2,804	2,773
2.864% due 05/20/2034 •		1,145	1,113
2.925% due 10/20/2027 •		222	214
3.705% due 01/20/2047 ^~		170	139
4.114% due 04/20/2035 ~		167	175
Stonemont Portfolio Trust
3.015% due 08/20/2030 •		26,344	26,367
Structured Adjustable Rate Mortgage Loan Trust
3.245% due 01/25/2035 •		44	42
4.181% due 08/25/2035 ~		469	470
4.231% due 02/25/2034 ~		57	58
Structured Asset Mortgage Investments Trust
2.406% due 07/25/2046 ^•		1,670	1,442
2.418% due 07/19/2035 •		2,627	2,568
2.436% due 05/25/2036 •		4,851	4,439
2.436% due 05/25/2046 •		928	550
2.476% due 03/25/2037 •		631	473
2.496% due 02/25/2036 ^•		23	22
2.676% due 05/25/2045 •		300	294
2.748% due 07/19/2034 •		12	12
2.828% due 09/19/2032 •		15	15
2.868% due 03/19/2034 •		202	202
2.868% due 04/19/2035 •		873	871
Structured Asset Securities Corp.
5.050% due 02/25/2034 Ø		5	5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.275% due 07/25/2032 ~		12	11
Tharaldson Hotel Portfolio Trust
2.871% due 11/11/2034 •		10,906	10,913
Thornburg Mortgage Securities Trust
3.572% due 04/25/2045 ~		128	129
UBS-Barclays Commercial Mortgage Trust
2.929% due 04/10/2046 •		3,296	3,349

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VMC Finance LLC
2.978% (LIBOR01M + 0.820%) due 04/15/2035 ~	$1,616	$1,617
WaMu Mortgage Pass-Through Certificates Trust
2.268% due 02/27/2034 •	40	40
2.268% due 01/25/2047 •	180	177
2.434% due 12/25/2046 •	705	703
2.476% due 11/25/2045 •	96	96
2.486% due 12/25/2045 •	136	138
2.506% due 10/25/2045 •	916	927
2.518% due 07/25/2046 •	187	185
2.518% due 08/25/2046 •	4,644	4,568
2.518% due 09/25/2046 •	315	318
2.518% due 11/25/2046 •	126	125
2.526% due 01/25/2045 •	118	119
2.545% due 02/25/2047 ^•	443	425
2.557% due 12/25/2046 •	1,383	1,380
2.567% due 12/25/2046 ^•	661	603
2.575% due 01/25/2047 •	312	315
2.585% due 01/25/2047 ^•	621	586
2.605% due 04/25/2047 •	1,039	1,030
2.845% due 02/25/2046 •	1,645	1,649
2.845% due 08/25/2046 •	8,546	8,117
2.901% due 01/25/2037 ^~	371	352
3.045% due 11/25/2042 •	256	248
3.113% due 12/25/2036 ^~	239	228
3.162% due 04/25/2037 ^~	245	224
3.245% due 06/25/2042 •	224	218
3.245% due 08/25/2042 •	318	315
3.346% due 02/25/2037 ^~	554	514
3.392% due 05/25/2037 ^~	488	415
3.445% due 02/25/2037 ^~	618	606
3.448% due 03/25/2033 ~	44	45
3.528% due 02/25/2037 ^~	1,232	1,191
3.864% due 09/25/2036 ^~	364	354
3.949% due 06/25/2034 ~	1,099	1,125
4.320% due 09/25/2033 ~	390	398
4.331% due 09/25/2033 ~	1,018	1,048
Washington Mutual Mortgage Pass-Through Certificates Trust
2.815% due 05/25/2046 •	402	360
3.790% due 02/25/2033 ~	15	15
Wells Fargo Commercial Mortgage Trust
2.890% (LIBOR01M + 0.731%) due 12/15/2036 ~	5,100	5,100
2.998% due 12/13/2031 •	10,000	10,019
3.208% due 07/15/2046 •	2,500	2,556
3.708% due 01/15/2059 •	3,500	3,680
Wells Fargo Mortgage-Backed Securities Trust
3.964% due 03/25/2036 ~	74	75
4.213% due 06/25/2035 ~	944	976
4.231% due 07/25/2036 ^~	286	291
4.371% due 12/25/2034 ~	513	525
4.427% due 09/25/2034 ~	73	75

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	35

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo-RBS Commercial Mortgage Trust
2.718% due 08/15/2047 •	$21,200	$21,251
2.948% due 12/15/2045 •	31,048	31,285
3.358% due 06/15/2045 •	22,535	23,001
3.369% due 11/15/2047	15,525	15,497
3.440% due 04/15/2045	2,200	2,204
3.608% due 06/15/2044 •	13,279	13,508

Total Non-Agency Mortgage-Backed Securities (Cost $1,117,997)		1,123,794

ASSET-BACKED SECURITIES 9.2%
AASET U.S. Ltd.
3.844% due 01/16/2038	18,705	18,545
ACE Securities Corp. Home Equity Loan Trust
2.276% due 10/25/2036 •	12	6
Allegro CLO Ltd.
3.559% due 01/30/2026 •	14,925	14,940
Ally Auto Receivables Trust
2.640% due 02/16/2021	12,000	11,991
2.720% due 05/17/2021	12,500	12,497
Ally Master Owner Trust
2.478% due 07/15/2022 •	13,800	13,839
Amortizing Residential Collateral Trust
2.916% due 10/25/2031 •	228	223
2.916% due 08/25/2032 •	262	257
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.156% due 06/25/2029 •	99	95
Apidos CLO
3.322% due 01/19/2025 •	17,487	17,493
Ares CLO Ltd.
3.666% due 12/05/2025 •	10,900	10,919
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.266% due 12/25/2033 •	157	158
Asset-Backed Funding Certificates Trust
2.916% due 06/25/2034 •	479	479
3.191% due 06/25/2033 •	1,794	1,795
Asset-Backed Securities Corp. Home Equity Loan Trust
2.296% due 05/25/2037 •	25	18
Babson CLO Ltd.
3.486% due 10/17/2026 •	13,600	13,612
Bank of The West Auto Trust
1.780% due 02/15/2021	1,941	1,933
Basic Asset-Backed Securities Trust
2.526% due 04/25/2036 •	1,046	1,045
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032 Ø	1,839	1,835
3.672% due 03/28/2033 Ø	750	750

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.721% due 02/28/2033 Ø	$2,457	$2,448
3.844% due 04/28/2033 Ø	1,849	1,855
4.090% due 05/28/2033 Ø	1,453	1,454
Bear Stearns Asset-Backed Securities Trust
2.876% due 10/25/2032 •	187	188
2.891% due 11/25/2035 ^•	1,000	1,001
3.016% due 10/27/2032 •	70	68
3.216% due 10/25/2037 •	1,358	1,367
3.216% due 11/25/2042 •	22	22
3.466% due 08/25/2037 •	527	524
Benefit Street Partners CLO Ltd.
3.113% due 07/18/2027 •	2,800	2,794
Black Diamond CLO Ltd.
3.386% due 02/06/2026 •	4,224	4,228
BlueMountain CLO Ltd.
3.229% due 10/29/2025 •	1,483	1,483
3.667% due 04/13/2027 •	18,200	18,200
BMW Vehicle Lease Trust
1.980% due 05/20/2020	1,850	1,843
Bravo Mortgage Asset Trust
2.456% due 07/25/2036 •	456	456
Brookside Mill CLO Ltd.
3.156% due 01/17/2028 •	5,000	4,990
CARDS Trust
3.047% due 04/17/2023	16,200	16,173
Cent CLO Ltd.
3.669% due 10/29/2025 •	887	888
Chase Funding Trust
2.856% due 08/25/2032 •	25	24
Chesapeake Funding LLC
1.910% due 08/15/2029	23,050	22,811
3.230% due 08/15/2030	33,100	33,088
CIT Group Home Equity Loan Trust
2.756% due 06/25/2033 •	29	29
Citigroup Mortgage Loan Trust
2.276% due 07/25/2045 •	324	269
Colony American Finance Ltd.
2.544% due 06/15/2048	9,372	9,218
Colony Starwood Homes Trust
3.658% due 07/17/2033 •	21,534	21,639
Commonbond Student Loan Trust
2.550% due 05/25/2041	7,152	6,919
ContiMortgage Home Equity Loan Trust
2.743% due 03/15/2027 •	1	1
Countrywide Asset-Backed Certificates
2.956% due 05/25/2032 •	188	182
3.016% due 10/25/2047 •	2,358	2,340
3.041% due 03/25/2034 •	1,851	1,844
3.076% due 05/25/2033 •	7	7
Countrywide Asset-Backed Certificates Trust
2.756% due 12/25/2034 •	7,188	7,195

36	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
2.836% due 01/25/2032 •	$2	$2
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	10,531	10,655
Credit-Based Asset Servicing & Securitization LLC
2.336% due 07/25/2037 •	343	235
Credit-Based Asset Servicing & Securitization Trust
2.276% due 11/25/2036 •	49	32
CWHEQ Revolving Home Equity Loan Trust
2.298% due 01/15/2037 •	18	17
Dell Equipment Finance Trust
2.970% due 10/22/2020	3,500	3,502
Delta Funding Home Equity Loan Trust
2.978% due 09/15/2029 •	25	24
Dorchester Park CLO DAC
3.248% due 04/20/2028 •	8,300	8,313
Drug Royalty LP
5.189% due 07/15/2023 •	2,838	2,861
Eagle Ltd.
2.570% due 12/15/2039	292	291
ECMC Group Student Loan Trust
2.966% due 02/27/2068 •	28,927	28,958
3.266% due 05/25/2067 •	1,622	1,648
Edsouth Indenture LLC
2.946% due 04/25/2039 •	3,465	3,477
EFS Volunteer LLC
3.185% due 10/25/2035 •	6,434	6,447
EMC Mortgage Loan Trust
2.956% due 05/25/2040 •	36	35
Emerson Park CLO Ltd.
3.319% due 07/15/2025 •	1,925	1,926
Enterprise Fleet Financing LLC
3.140% due 02/20/2024	17,100	17,098
Equity One Mortgage Pass-Through Trust
2.776% due 11/25/2032 •	10	10
2.816% due 04/25/2034 •	534	491
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •	30,200	30,201
Figueroa CLO Ltd.
3.188% due 06/20/2027 •	20,700	20,706
3.239% due 01/15/2027 •	22,500	22,502
First Franklin Mortgage Loan Trust
2.376% due 11/25/2036 •	3,917	3,835
First NLC Trust
2.286% due 08/25/2037 •	460	284
Flagship CLO Ltd.
3.189% due 01/16/2026 •	4,100	4,095
Flagship Ltd.
3.468% due 01/20/2026 •	6,507	6,512

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gallatin CLO Ltd.
3.389% (US0003M + 1.050%) due 07/15/2027 ~	$15,000	$15,018
3.485% due 01/21/2028 •	26,100	26,100
GMF Floorplan Owner Revolving Trust
1.960% due 05/17/2021	15,409	15,333
GSAMP Trust
2.286% due 12/25/2036 •	353	215
2.896% due 11/25/2034 •	160	160
Hertz Fleet Lease Funding LP
3.230% due 05/10/2032	15,000	14,993
Home Equity Asset Trust
3.136% due 02/25/2033 •	1	1
3.161% due 06/25/2034 •	5,563	5,561
HSI Asset Loan Obligation Trust
2.276% due 12/25/2036 •	109	48
HSI Asset Securitization Corp. Trust
2.376% due 05/25/2037 •	192	189
Jamestown CLO Ltd.
3.209% due 01/15/2028 •	20,800	20,739
KVK CLO Ltd.
3.489% due 01/15/2026 •	14,372	14,380
Lehman ABS Mortgage Loan Trust
2.306% due 06/25/2037 •	359	253
Lehman XS Trust
2.366% due 04/25/2037 ^•	355	337
Long Beach Mortgage Loan Trust
2.776% due 10/25/2034 •	359	350
2.916% due 03/25/2032 •	21	21
3.191% due 04/25/2035 •	23,800	23,926
LP Credit Card ABS Master Trust
3.625% due 08/20/2024 «•	46,093	46,093
Madison Park Funding Ltd.
3.678% due 04/20/2026 •	8,200	8,206
Marlette Funding Trust
3.060% due 07/17/2028	7,736	7,735
Massachusetts Educational Financing Authority
3.285% due 04/25/2038 •	963	969
Master Credit Card Trust
2.672% due 07/22/2024 •	20,800	20,849
MASTR Asset-Backed Securities Trust
2.266% due 11/25/2036 •	62	30
2.266% due 01/25/2037 •	305	125
Merrill Lynch Mortgage Investors Trust
2.296% due 09/25/2037 •	6	3
2.336% due 02/25/2037 •	318	144
MMAF Equipment Finance LLC
2.920% due 07/12/2021	6,500	6,495
Morgan Stanley ABS Capital, Inc. Trust
2.276% due 05/25/2037 •	151	139
2.316% due 09/25/2036 •	21	11

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	37

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley IXIS Real Estate Capital Trust
2.266% due 11/25/2036 •	$10	$5
Mountain Hawk CLO Ltd.
3.139% due 10/15/2026 •	14,800	14,757
3.168% due 07/20/2024 •	9,700	9,704
Navient Private Education Loan Trust
2.508% due 12/15/2059 •	7,957	7,964
2.650% due 12/15/2028	10,663	10,492
2.740% due 02/15/2029	6,582	6,484
Navient Student Loan Trust
2.566% due 03/25/2067 •	15,000	15,004
3.016% due 07/26/2066 •	20,542	20,769
3.266% due 12/27/2066 •	26,442	26,829
3.366% due 03/25/2066 •	27,096	27,572
Nelnet Student Loan Trust
2.816% due 02/27/2051 •	8,040	8,076
2.916% due 09/27/2038 •	6,593	6,643
3.016% due 09/25/2065 •	4,885	4,932
3.066% due 02/25/2066 •	4,510	4,542
3.961% due 11/25/2024 •	9,174	9,309
Neuberger Berman CLO Ltd.
3.139% due 07/15/2027 •	4,000	4,002
New Century Home Equity Loan Trust
2.396% due 05/25/2036 •	381	358
3.146% due 11/25/2034 •	3,037	3,051
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •	12,900	12,903
Northstar Education Finance, Inc.
2.916% due 12/26/2031 •	6,438	6,472
NovaStar Mortgage Funding Trust
2.876% due 01/25/2036 •	9,170	9,134
Oaktree CLO Ltd.
3.568% due 10/20/2026 •	12,900	12,911
OCP CLO Ltd.
3.139% due 07/15/2027 •	2,800	2,788
Octagon Investment Partners Ltd.
3.439% due 04/15/2026 •	15,245	15,249
OHA Credit Partners Ltd.
3.358% due 10/20/2025 •	18,842	18,855
OneMain Financial Issuance Trust
2.370% due 09/14/2032	21,000	20,649
2.570% due 07/18/2025	511	511
Option One Mortgage Loan Trust
2.756% due 08/25/2032 •	95	94
2.876% due 05/25/2035 •	1,408	1,414
OSCAR U.S. Funding Trust LLC
3.150% due 08/10/2021 «	9,500	9,506
Palmer Square CLO Ltd.
3.185% due 08/15/2026 •	25,500	25,498
3.556% due 10/17/2027 •	18,100	18,099
Palmer Square Loan Funding Ltd.
2.939% due 04/15/2026 •	3,781	3,777

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.010% due 07/15/2026 •	$17,400	$17,364
Panhandle-Plains Higher Education Authority, Inc.
3.467% due 10/01/2035 •	672	677
Penarth Master Issuer PLC
2.545% due 03/18/2022 •	8,500	8,497
Progress Residential Trust
3.558% due 01/17/2034 •	6,693	6,709
Prosper Marketplace Issuance Trust
3.350% due 10/15/2024	17,400	17,401
RAAC Trust
2.766% due 01/25/2046 •	6,200	6,158
Regatta Funding Ltd.
3.495% due 10/25/2026 •	8,600	8,607
Renaissance Home Equity Loan Trust
2.576% due 11/25/2034 •	157	147
3.096% due 08/25/2033 •	457	449
3.216% due 12/25/2033 •	213	210
Residential Asset Mortgage Products Trust
2.776% due 06/25/2032 •	4	4
2.896% due 05/25/2035 •	6,750	6,727
RMAT LP
4.090% due 05/25/2048 Ø	6,250	6,242
SBA Tower Trust
2.898% due 10/15/2044 Ø	14,200	14,175
Securitized Asset-Backed Receivables LLC Trust
2.891% due 01/25/2035 •	1,818	1,795
SLC Student Loan Trust
2.374% due 05/15/2029 •	8,575	8,487
2.444% due 03/15/2027 •	11,189	11,153
2.454% due 06/15/2029 •	7,099	7,066
SLM Private Credit Student Loan Trust
2.504% due 12/15/2026 •	5,950	5,949
SLM Private Education Loan Trust
2.590% due 01/15/2026	3,544	3,537
SLM Student Loan Trust
2.445% due 01/25/2027 •	7,691	7,683
2.475% due 10/25/2028 •	3,343	3,336
2.475% due 10/27/2031 •	59,190	58,848
2.485% due 10/25/2029 •	12,297	12,286
2.666% due 09/25/2043 •	14,533	14,561
2.804% due 12/15/2027 •	25,350	25,454
2.884% due 12/15/2025 •	22,976	23,096
2.885% due 01/25/2028 •	5,455	5,477
2.916% due 01/25/2029 •	5,844	5,819
2.935% due 10/25/2029 •	15,800	15,872
3.085% due 04/25/2023 •	1,596	1,586
3.235% due 07/25/2023 •	3,415	3,420
3.835% due 04/25/2023 •	35,282	36,022
4.035% due 07/25/2023 •	11,885	12,203
SMB Private Education Loan Trust
2.340% due 09/15/2034	1,500	1,456
2.478% due 12/16/2024 •	13,527	13,539

38	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.608% due 02/17/2032 •	$5,802	$5,931
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	7,275	7,235
2.500% due 05/26/2026	8,298	8,201
2.770% due 05/25/2026	13,100	12,985
SoFi Consumer Loan Program Trust
2.550% due 02/25/2027	4,083	4,065
2.930% due 04/26/2027	7,483	7,468
3.200% due 08/25/2027	7,686	7,687
SoFi Professional Loan Program LLC
1.530% due 04/25/2033	626	625
2.720% due 10/27/2036	2,111	2,075
3.020% due 02/25/2040	1,540	1,498
3.816% due 06/25/2025 •	3,833	3,862
SoFi Professional Loan Program Trust
3.080% due 01/25/2048	25,077	25,082
3.120% due 02/25/2048	17,900	17,903
Sound Point CLO Ltd.
3.199% due 04/15/2027 •	20,000	19,962
3.228% due 07/20/2027 •	10,100	10,087
3.238% due 01/20/2028 •	26,000	25,956
Specialty Underwriting & Residential Finance Trust
2.896% due 01/25/2034 •	173	167
Springleaf Funding Trust
2.680% due 07/15/2030	22,100	21,669
Staniford Street CLO Ltd.
3.514% due 06/15/2025 •	306	306
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	790	791
Starwood Waypoint Homes Trust
3.108% due 01/17/2035 •	10,812	10,823
Structured Asset Investment Loan Trust
2.906% due 06/25/2035 •	1,009	1,012
3.191% due 10/25/2033 •	23	23
Structured Asset Securities Corp. Mortgage Loan Trust
3.604% due 04/25/2035 •	699	687
Trillium Credit Card Trust
2.315% due 02/27/2023 •	30,000	30,019
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037 Ø	6,340	6,301
Utah State Board of Regents
2.966% due 01/25/2057 •	18,540	18,564
Venture CLO Ltd.
3.189% due 01/15/2028 •	10,150	10,135
3.219% due 04/15/2027 •	47,450	47,225
VOLT LLC
3.000% due 10/25/2047 Ø	12,671	12,563
3.125% due 06/25/2047 Ø	25,964	25,813
3.125% due 09/25/2047 Ø	22,434	22,228
3.250% due 05/25/2047 Ø	30,445	30,352
3.250% due 06/25/2047 Ø	25,305	25,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Asset-Backed Certificates Trust
2.276% due 10/25/2036 •	$61	$35
WhiteHorse Ltd.
3.266% due 04/17/2027 •	12,700	12,678
Zephyrus Capital Aviation Partners 2018-1 Ltd.
4.605% due 10/15/2038 (b)	17,400	17,142

Total Asset-Backed Securities (Cost $1,855,237)		1,855,278

SOVEREIGN ISSUES 1.5%
Development Bank of Japan, Inc.
1.625% due 09/25/2019	10,950	10,797
2.125% due 01/30/2019	5,450	5,441
2.579% (US0003M + 0.240%) due 01/28/2020 ~	30,650	30,706
2.917% (US0003M + 0.570%) due 04/23/2021 ~	4,000	4,018
Export-Import Bank of India
2.750% due 04/01/2020	18,030	17,745
2.750% due 08/12/2020	19,779	19,355
3.312% (US0003M + 1.000%) due 08/21/2022 ~	37,950	38,111
Export-Import Bank of Malaysia Bhd.
3.334% (US0003M + 1.000%) due 03/13/2019 «~	10,000	10,023
Japan Bank for International Cooperation
2.125% due 02/07/2019	1,975	1,972
2.125% due 06/01/2020	8,700	8,567
2.125% due 11/16/2020	30,000	29,368
2.250% due 02/24/2020	950	940
2.737% (US0003M + 0.390%) due 07/21/2020 ~	55,500	55,711
2.801% (US0003M + 0.480%) due 06/01/2020 ~	18,300	18,392
Japan Finance Organization for Municipalities
2.000% due 09/08/2020	8,000	7,810
2.125% due 03/06/2019	11,000	10,968
Korea Expressway Corp.
3.039% (US0003M + 0.700%) due 10/28/2019 ~	2,000	2,006
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	1,600	1,600
Tokyo Metropolitan Government
2.000% due 05/17/2021	2,400	2,318
2.125% due 05/20/2019	11,700	11,645
2.500% due 06/08/2022	20,900	20,285

Total Sovereign Issues (Cost $309,120)		307,778

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	39

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.4%

CERTIFICATES OF DEPOSIT 0.5%
Itau CorpBanca
2.500% due 12/07/2018		$33,300	$33,308
2.570% due 01/11/2019		33,900	33,900
Lloyds Bank Corporate Markets PLC
2.866% (US0003M + 0.500%) due 09/24/2020 ~		36,000	36,072

			103,280

COMMERCIAL PAPER 2.8%
AT&T, Inc.
3.000% due 05/28/2019		34,000	33,351
Boston Scientific Corp.
2.550% due 10/16/2018		9,300	9,289
Campbell Soup Co.
2.800% due 12/05/2018		25,300	25,179
2.900% due 01/15/2019		8,450	8,383
CIMIC Group Ltd.
3.364% due 01/07/2019 «(h)	AUD	29,060	20,805
3.470% due 02/25/2019 «(h)		20,968	14,939
3.536% due 04/09/2019 «(h)		17,173	12,182
3.629% due 08/15/2019 «(h)		27,651	19,366
3.786% due 02/25/2019 «(h)		$4,429	4,361
3.873% due 04/04/2019 «(h)		27,026	26,497
3.906% due 05/30/2019 (h)		5,000	4,869
3.906% due 06/06/2019 (h)		14,000	13,625
4.118% due 06/20/2019 (h)		2,300	2,235
4.120% due 07/01/2019 (h)		8,600	8,346
4.135% due 07/18/2019 (h)		9,000	8,717
4.190% due 08/29/2019 «(h)		10,000	9,606
4.237% due 09/12/2019 «		4,500	4,323
Enbridge Energy Partners LP
3.040% due 10/10/2018		3,500	3,497
Energy Transfer Partners
2.800% due 10/03/2018		45,300	45,283
Ford Motor Credit Co.
2.780% due 02/19/2019		20,250	20,010
2.930% due 01/03/2019		3,700	3,672
2.935% due 01/04/2019		2,500	2,481
Humana, Inc.
2.550% due 10/04/2018		11,400	11,395
Hyundai Capital America
2.400% due 10/04/2018		10,000	9,996
Royal Caribbean Cruise
2.750% due 10/31/2018		5,000	4,989
Syngenta Wilmington, Inc.
2.900% due 11/20/2018		12,000	11,955
2.950% due 10/25/2018		17,675	17,642
3.020% due 12/06/2018		67,700	67,363
VW CR, Inc.
2.800% due 12/10/2018		150,100	149,326

			573,682

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (i) 0.6%
		$116,526

SHORT-TERM NOTES 0.3%
Harris Corp.
2.786% (US0003M + 0.475%) due 02/27/2019 ~	$30,000	30,015
Pacific Gas & Electric Co.
2.541% (US0003M + 0.230%) due 11/28/2018 ~	31,800	31,775

		61,790

U.S. TREASURY BILLS 0.2%
2.094% due 10/18/2018 - 12/13/2018 (c)(d)(l)(n)	44,845	$44,713

Total Short-Term Instruments (Cost $900,167)		899,991

Total Investments in Securities (Cost $15,677,137)		15,679,779

	SHARES
INVESTMENTS IN AFFILIATES 23.2%

SHORT-TERM INSTRUMENTS 23.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.2%
PIMCO Short Asset Portfolio	449,774,381	$4,505,840
PIMCO Short-Term Floating NAV Portfolio III	20,345,242	201,153

Total Short-Term Instruments (Cost $4,703,043)		4,706,993

Total Investments in Affiliates (Cost $4,703,043)		4,706,993

Total Investments 100.5% (Cost $20,380,180)		$20,386,772

Financial Derivative Instruments (k)(m) 0.1% (Cost or Premiums, net $(53,760))		20,019

Other Assets and Liabilities, net (0.6)%		(121,874)

Net Assets 100.0%		$20,284,917

40	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	3.364%	01/07/2019	09/26/2018	$20,918	$20,805	0.10%
CIMIC Group Ltd.	3.470	02/25/2019	09/26/2018	15,020	14,939	0.07
CIMIC Group Ltd.	3.536	04/09/2019	09/26/2018	12,248	12,182	0.06
CIMIC Group Ltd.	3.629	08/15/2019	09/26/2018	19,469	19,366	0.10
CIMIC Group Ltd.	3.786	02/25/2019	09/26/2018	4,361	4,361	0.02
CIMIC Group Ltd.	3.873	04/04/2019	09/26/2018	26,497	26,497	0.13
CIMIC Group Ltd.	3.906	06/06/2019	06/28/2018	13,625	13,625	0.07
CIMIC Group Ltd.	3.906	05/30/2019	06/28/2018	4,870	4,869	0.02
CIMIC Group Ltd.	4.118	06/20/2019	06/28/2018	2,235	2,235	0.01
CIMIC Group Ltd.	4.120	07/01/2019	07/10/2018	8,345	8,346	0.04
CIMIC Group Ltd.	4.135	07/18/2019	07/25/2018	8,716	8,717	0.04
CIMIC Group Ltd.	4.190	08/29/2019	09/04/2018	9,599	9,606	0.05
Lloyds Banking Group PLC	3.000	10/11/2018	09/18/2017	33,446	33,448	0.16
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	28,094	28,021	0.14
Lloyds Banking Group PLC	3.000	10/11/2019	09/18/2017	5,814	5,814	0.03
Lloyds Banking Group PLC	3.536	09/04/2019	05/22/2018	22,467	22,447	0.11
Lloyds Banking Group PLC	3.536	09/02/2020	05/22/2018	22,467	22,426	0.11
Lloyds Banking Group PLC	3.536	09/02/2021	05/22/2018	22,467	22,403	0.11
Toyota Industries Corp.	1.911	08/03/2020	08/22/2018	586	603	0.00

				$281,244	$280,710	1.37%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	41

Schedule of Investments PIMCO Short-Term Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.000%	09/26/2018	10/01/2018	$116,526	U.S. Treasury Notes 2.875% due 08/15/2028	$(116,958)	$116,526	$116,558

Total Repurchase Agreements						$(116,958)	$116,526	$116,558

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.300%	09/26/2018	10/01/2018		$(106,150)	$(106,184)
	2.320	09/13/2018	10/11/2018		(179,968)	(180,177)
BPS	2.500	09/28/2018	10/01/2018		(15,324)	(15,327)
BRC	0.750	09/27/2018	TBD	(3)	(5,838)	(5,839)
	2.550	09/28/2018	10/02/2018		(2,083)	(2,083)
COM	2.500	09/27/2018	10/03/2018		(148,900)	(148,941)
	2.500	09/27/2018	TBD	(3)	(49,429)	(49,443)
FOB	2.360	09/19/2018	10/10/2018		(105,545)	(105,628)
UBS	2.450	09/28/2018	10/12/2018		(14,640)	(14,643)

Total Reverse Repurchase Agreements						$(628,265)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
UBS	2.140%	08/23/2018	10/23/2018	$(81,183)	$(81,372)
	2.160	08/23/2018	10/30/2018	(33,476)	(33,554)

Total Sale-Buyback Transactions					$(114,926)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
U.S. Treasury Obligations (0.6)%
U.S. Treasury Notes	2.875%	08/15/2028	$118,300	$(115,970)	$(116,958)

Total Short Sales (0.6)%				$(115,970)	$(116,958)

42	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Payable for Short Sales(5)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BOS	$116,558	$(286,361)	$0	$0	$(169,803)	$178,423	$8,620
BPS	0	(15,327)	0	0	(15,327)	16,061	734
BRC	0	(7,922)	0	0	(7,922)	8,501	579
COM	0	(198,384)	0	0	(198,384)	201,530	3,146
FOB	0	(105,628)	0	0	(105,628)	110,513	4,885
UBS	0	(14,643)	0	0	(14,643)	15,280	637

Master Securities Forward Transaction Agreement
BPG	0	0	0	(116,958)	(116,958)	0	(116,958)
UBS	0	0	(114,926)	0	(114,926)	114,373	(553)

Total Borrowings and Other Financing Transactions	$116,558	$(628,265)	$(114,926)	$(116,958)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(15,327)	$(269,212)	$0	$(55,282)	$(339,821)
U.S. Government Agencies	0	(182,260)	0	0	(182,260)
U.S. Treasury Obligations	(106,184)	0	0	0	(106,184)

Total	$(121,511)	$(451,472)	$0	$(55,282)	$(628,265)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(114,926)	0	0	(114,926)

Total	$0	$(114,926)	$0	$0	$(114,926)

Total Borrowings	$(121,511)	$(566,398)	$0	$(55,282)	$(743,191)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(743,191)

(j)	Securities with an aggregate market value of $760,030 and cash of $1,608 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(790,854) at a weighted average interest rate of 2.042%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(164) of deferred price drop.
(5)	Payable for short sales includes $(434) of accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	43

Schedule of Investments PIMCO Short-Term Fund (Cont.)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	$118.250	11/23/2018	4,353	$4,353	$37	$4
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	118.750	11/23/2018	628	628	6	1
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	119.500	11/23/2018	1,754	1,754	15	2
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	120.000	11/23/2018	433	433	4	0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	120.250	11/23/2018	3,309	3,309	28	3

Total Purchased Options					$90	$10

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2019	6,830	$	1,285,599	$(2,924)	$66	$(264)
3-Month Canada Bankers Acceptance June Futures	06/2019	8,566		1,615,182	(3,374)	83	(415)
3-Month Canada Bankers Acceptance March Futures	03/2020	7,729		1,454,292	(1,172)	0	(224)
3-Month Canada Bankers Acceptance September Futures	09/2019	2,661		501,236	(622)	26	(103)
U.S. Treasury 2-Year Note December Futures	12/2018	53,603		11,295,995	(22,299)	2,478	(12)

					$(30,391)	$2,653	$(1,018)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2018	49,645	$	(5,583,899)	$32,550	$0	$(2,715)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	1,656		(255,490)	8,045	569	0
United Kingdom Long Gilt December Futures	12/2018	5,822		(917,741)	8,141	76	(1,214)

					$48,736	$645	$(3,929)

Total Futures Contracts					$18,345	$3,298	$(4,947)

44	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2021	0.382%	$ 7,700	$17	$132	$149	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
Index/Tranches									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	31,900	$(2,387)	$(215)	$(2,602)	$0	$(46)
CDX.HY-30 5-Year Index	(5.000)	Quarterly	06/20/2023		227,200	(13,799)	(4,205)	(18,004)	0	(95)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023		526,700	(37,220)	(1,873)	(39,093)	0	(193)

						$(53,406)	$(6,293)	$(59,699)	$0	$(334)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin(6)
										Asset	Liability
Pay(6)	3-Month USD-LIBOR	0.000%	Quarterly	06/21/2020	$	10,266,000	$45	$(1,105)	$(1,060)	$806	$0

INTEREST RATE SWAPS - BASIS SWAPS

Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin(6)
									Asset	Liability
1-Month USD-LIBOR + 0.095%	3-Month USD-LIBOR	Quarterly	05/21/2022	$	700,300	$0	$288	$288	$0	$(168)
1-Month USD-LIBOR + 0.136%	3-Month USD-LIBOR	Quarterly	05/11/2021		1,344,000	0	(680)	(680)	0	(193)
1-Month USD-LIBOR + 0.139%	3-Month USD-LIBOR	Quarterly	05/10/2021		2,688,190	0	(1,531)	(1,531)	0	(390)
1-Month USD-LIBOR + 0.139%	3-Month USD-LIBOR	Quarterly	05/14/2021		1,685,280	0	(1,067)	(1,067)	0	(270)

						$0	$(2,990)	$(2,990)	$0	$(1,021)

Total Swap Agreements						$(53,344)	$(10,256)	$(63,600)	$810	$(1,355)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$10	$3,298	$810	$4,118	$0	$(4,947)	$(1,369)	$(6,316)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	45

Schedule of Investments PIMCO Short-Term Fund (Cont.)

(l)

Securities with an aggregate market value of $40,204 and cash of $59,033 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(14) for closed swap agreements is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2018	JPY	76,700	$	684	$9	$0
BOA	10/2018	$	22,987	AUD	31,711	12	(76)
	11/2018	AUD	26,776	$	19,435	76	0
	08/2019		27,651		20,157	77	0
BPS	10/2018	$	3,331	GBP	2,532	0	(31)
CBK	10/2018	CAD	12,801	$	9,916	5	0
	10/2018	EUR	85,218		100,401	1,459	0
	10/2018	GBP	90,542		119,420	1,408	0
	10/2018	JPY	66,168,586		593,706	11,339	0
	11/2018	MXN	38,484		1,992	0	(51)
	11/2018	$	80,372	JPY	9,093,200	0	(162)
	02/2019	AUD	20,968	$	15,235	56	0
GLM	10/2018		33,145		23,981	23	0
	10/2018	EUR	11,240		13,038	2	(14)
	10/2018	GBP	146,303		190,575	0	(116)
HUS	10/2018	$	9,873	CAD	12,801	37	0
	10/2018		70,695	NZD	106,245	0	(271)
	11/2018	CAD	12,801	$	9,880	0	(38)
	11/2018	CZK	2,634		120	1	0
	11/2018	NZD	106,245		70,704	267	0
	04/2019	AUD	17,173		12,487	47	0

46	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	10/2018	EUR	90,801	$	105,698	$274	$0
	10/2018	GBP	76,927		101,342	1,076	0
	10/2018	$	1,032	AUD	1,434	4	0
	10/2018		3,634	GBP	2,749	0	(51)
	10/2018		586,975	JPY	66,245,286	0	(3,933)
	11/2018	JPY	66,245,286	$	588,300	3,953	0
	11/2018	$	101,480	GBP	76,927	0	(1,076)
	01/2019	AUD	29,060	$	21,103	80	0
RYL	10/2018	NZD	106,245		71,256	831	0
SCX	10/2018	EUR	98,253		115,293	1,216	0
	10/2018	$	4,312	GBP	3,278	0	(39)
	11/2018		70,255	NZD	106,596	421	0
SOG	10/2018		396,609	GBP	307,745	4,505	0
SSB	10/2018	EUR	75,333	$	88,224	759	0
	11/2018	AUD	8,500		6,394	248	0
	12/2018	$	1,177	MYR	4,864	0	(3)
UAG	10/2018		423,709	EUR	360,845	0	(4,750)
	11/2018	EUR	360,845	$	424,735	4,761	0

Total Forward Foreign Currency Contracts						$32,946	$(10,611)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	12/14/2018	$	1,039,400	$747	$520
UAG	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	10/30/2018		3,301,600	1,750	50

Total Purchased Options								$2,497	$570

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900%	12/14/2018	$	445,800	$(998)	$(625)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800	10/30/2018		762,400	(2,005)	(63)

Total Written Options								$(3,003)	$(688)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	47

Schedule of Investments PIMCO Short-Term Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$9	$0	$0	$9	$0	$0	$0	$0	$9	$0	$9
BOA	165	0	0	165	(76)	0	0	(76)	89	(40)	49
BPS	0	0	0	0	(31)	0	0	(31)	(31)	0	(31)
CBK	14,267	0	0	14,267	(213)	0	0	(213)	14,054	(11,080)	2,974
DUB	0	0	0	0	0	0	0	0	0	(10)	(10)
GLM	25	520	0	545	(130)	(625)	0	(755)	(210)	1,037	827
HUS	352	0	0	352	(309)	0	0	(309)	43	0	43
JPM	5,387	0	0	5,387	(5,060)	0	0	(5,060)	327	67	394
RYL	831	0	0	831	0	0	0	0	831	(1,970)	(1,139)
SCX	1,637	0	0	1,637	(39)	0	0	(39)	1,598	(950)	648
SOG	4,505	0	0	4,505	0	0	0	0	4,505	(6,310)	(1,805)
SSB	1,007	0	0	1,007	(3)	0	0	(3)	1,004	(650)	354
UAG	4,761	50	0	4,811	(4,750)	(63)	0	(4,813)	(2)	194	192

Total Over the Counter	$32,946	$570	$0	$33,516	$(10,611)	$(688)	$0	$(11,299)

(n)

Securities with an aggregate market value of $1,298 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$10	$10
Futures	0	0	0	0	3,298	3,298
Swap Agreements	0	4	0	0	806	810

	$0	$4	$0	$0	$4,114	$4,118

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$32,946	$0	$32,946
Purchased Options	0	0	0	0	570	570

	$0	$0	$0	$32,946	$570	$33,516

	$0	$4	$0	$32,946	$4,684	$37,634

48	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,947	$4,947
Swap Agreements	0	334	0	0	1,035	1,369

	$0	$334	$0	$0	$5,982	$6,316

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,611	$0	$10,611
Written Options	0	0	0	0	688	688

	$0	$0	$0	$10,611	$688	$11,299

	$0	$334	$0	$10,611	$6,670	$17,615

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(860)	$(860)
Written Options	0	0	0	0	1,033	1,033
Futures	0	0	0	0	3,465	3,465
Swap Agreements	0	(10,227)	0	0	631	(9,596)

	$0	$(10,227)	$0	$0	$4,269	$(5,958)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$42,625	$0	$42,625
Purchased Options	0	0	0	0	(9,511)	(9,511)
Written Options	0	2,119	0	1,097	13,531	16,747

	$0	$2,119	$0	$43,722	$4,020	$49,861

	$0	$(8,108)	$0	$43,722	$8,289	$43,903

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$118	$118
Written Options	0	0	0	0	104	104
Futures	0	0	0	0	38,099	38,099
Swap Agreements	0	(11,140)	0	0	1,809	(9,331)

	$0	$(11,140)	$0	$0	$40,130	$28,990

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,620	$0	$17,620
Purchased Options	0	0	0	0	(297)	(297)
Written Options	0	(362)	0	(233)	2,921	2,326

	$0	$(362)	$0	$17,387	$2,624	$19,649

	$0	$(11,502)	$0	$17,387	$42,754	$48,639

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	49

Schedule of Investments PIMCO Short-Term Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$21,603	$169,453	$191,056
Corporate Bonds & Notes
Banking & Finance	0	5,635,020	0	5,635,020
Industrials	0	4,081,598	2,821	4,084,419
Utilities	0	998,756	0	998,756
Municipal Bonds & Notes
Arkansas	0	3,249	0	3,249
California	0	72,839	0	72,839
Colorado	0	1,554	0	1,554
New Jersey	0	500	0	500
Pennsylvania	0	3,286	0	3,286
Texas	0	1,607	0	1,607
Washington	0	17,999	0	17,999
U.S. Government Agencies	0	376,437	0	376,437
U.S. Treasury Obligations	0	106,216	0	106,216
Non-Agency Mortgage-Backed Securities	0	1,107,494	16,300	1,123,794
Asset-Backed Securities	17,142	1,782,537	55,599	1,855,278
Sovereign Issues	0	297,755	10,023	307,778
Short-Term Instruments
Certificates of Deposit	0	103,280	0	103,280
Commercial Paper	0	461,603	112,079	573,682
Repurchase Agreements	0	116,526	0	116,526
Short-Term Notes	0	61,790	0	61,790
U.S. Treasury Bills	0	44,713	0	44,713
	$17,142	$15,296,362	$366,275	$15,679,779

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,706,993	$0	$0	$4,706,993
Total Investments	$4,724,135	$15,296,362	$366,275	$20,386,772

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(116,958)	$0	$(116,958)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,298	820	0	4,118
Over the counter	0	33,516	0	33,516
	$3,298	$34,336	$0	$37,634

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,947)	(1,355)	0	(6,302)
Over the counter	0	(11,299)	0	(11,299)
	$(4,947)	$(12,654)	$0	$(17,601)
Total Financial Derivative Instruments	$(1,649)	$21,682	$0	$20,033
Totals	$4,722,486	$15,201,086	$366,275	$20,289,847

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2018.

50	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2018(1)
Investments in Securities, at Value
Loan Participations and Assignments	$33,800	$149,064	$(13,484)	$3	$0	$70	$0	$0	$169,453	$70
Corporate Bonds & Notes
Industrials	4,096	0	(78)	(28)	(2)	(51)	143	(1,259)	2,821	(45)
Non-Agency Mortgage-Backed Securities	16,300	0	0	0	0	0	0	0	16,300	0
Asset-Backed Securities	2,350	57,100	(3,107)	0	0	6	0	(750)	55,599	6
Sovereign Issues	0	10,016	0	(7)	0	14	0	0	10,023	14
Short-Term Instruments
Commercial Paper	0	112,424	0	11	0	(356)	0	0	112,079	(356)

Totals	$56,546	$328,604	$(16,669)	$(21)	$(2)	$(317)	$143	$(2,009)	$366,275	$(311)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$36,333	Indicative Market Quotation	Broker Quote	99.000
	112,800	Proxy Pricing	Base Price	99.640
	20,320	Proxy Pricing	Base Price	100.000
Corporate Bonds & Notes
Industrials	2,821	Third Party Vendor	Broker Quote	100.000-104.500
Non-Agency Mortgage-Backed Securities	16,300	Third Party Vendor	Broker Quote	100.000
Asset-Backed Securities	9,506	Proxy Pricing	Base Price	100.015
	46,093	Third Party Vendor	Broker Quote	100.000
Sovereign Issues	10,023	Proxy Pricing	Base Price	100.200
Short-Term Instruments
Commercial Paper	112,079	Proxy Pricing	Base Price	95.997-99.078

Total	$366,275

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	51

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Short-Term Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

52	PIMCO SHORT-TERM FUND

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(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	53

Notes to Financial Statements (Cont.)

paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2018, the FASB issued ASU 2018-13 which amends ASC 820 to modify the disclosure requirements on fair value measurements. The ASU is effective for annual periods beginning after

54	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2018

December 15, 2019, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	55

Notes to Financial Statements (Cont.)

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade

56	PIMCO SHORT-TERM FUND

(Unaudited)

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information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	57

Notes to Financial Statements (Cont.)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

58	PIMCO SHORT-TERM FUND

(Unaudited)

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Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	59

Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$2,790,043	$2,979,142	$(1,270,000)	$(47)	$6,702	$4,505,840	$53,142	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,619,315	$3,721,943	$(5,140,700)	$670	$(75)	$201,153	$8,143	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

60	PIMCO SHORT-TERM FUND

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Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2018 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by

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Notes to Financial Statements (Cont.)

the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income

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represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the

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Notes to Financial Statements (Cont.)

Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The

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Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

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Notes to Financial Statements (Cont.)

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

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If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and

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Notes to Financial Statements (Cont.)

credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s

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credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

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Notes to Financial Statements (Cont.)

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique

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September 30, 2018

operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	73

Notes to Financial Statements (Cont.)

respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R
0.25%	0.20%	0.30%	0.40%(1)	0.20%	0.20%	0.20%	0.20%

(1)	PIMCO has contractually agreed, through July 31, 2019, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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(Unaudited)

September 30, 2018

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.30% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.30%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2018, the Distributor retained $3,453,163 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	75

Notes to Financial Statements (Cont.)

approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for amounts waived pursuant to the Expense Limitation Agreement in future periods, not to exceed thirty-six months after the waiver. At September 30, 2018, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been

76	PIMCO SHORT-TERM FUND

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September 30, 2018

designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2018, were as follows (amounts in thousands†):

Purchases	Sales
$254,750	$822,981

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$4,699,501	$5,133,535	$5,570,615	$2,501,478

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	77

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	509,917	$5,036,569	924,728		$9,117,235
I-2	151,254	1,493,948	129,096		1,272,582
I-3	1,478	14,598	0		0
Administrative Class	13,557	133,899	27,948		275,421
Class D	0	0	34,408		339,158
Class A	54,511	538,479	144,630	(a)	1,425,487	(a)
Class C	4,284	42,325	3,220		31,734
Class R	1,975	19,498	3,991		39,353

Issued as reinvestment of distributions
Institutional Class	13,565	133,969	14,529		143,205
I-2	2,844	28,086	2,829		27,886
I-3	5	48	0		0
Administrative Class	2,035	20,099	2,809		27,682
Class D	0	0	752		7,415
Class A	1,762	17,399	1,509		14,872
Class C	120	1,184	156		1,537
Class R	115	1,137	154		1,518

Cost of shares redeemed
Institutional Class	(328,081)	(3,239,617)	(580,433)		(5,721,304)
I-2	(38,895)	(384,132)	(70,454)		(694,261)
I-3	(260)	(2,573)	0		0
Administrative Class	(11,748)	(116,137)	(5,849)		(57,715)
Class D	0	0	(87,393	)(a)	(861,297	)(a)
Class A	(52,616)	(519,558)	(62,684)		(617,559)
Class C	(2,216)	(21,887)	(7,301)		(71,839)
Class R	(1,749)	(17,275)	(3,601)		(35,498)
Net increase (decrease) resulting from Fund share transactions	321,857	$3,180,059	473,044		$4,665,612

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 61,270 Class D shares in the amount of $603,825 converted into Class A shares of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

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15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term
$10,357	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$20,211,752	$135,757	$(100,723)	$35,034

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	79

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.
BOS	Banc of America Securities LLC	JPM	JP Morgan Chase Bank N.A.
BPG	BNP Paribas Securities Corp.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	SOG	Societe Generale
CBK	Citibank N.A.	SSB	State Street Bank and Trust Co.
COM	Commerz Bank AG	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	UBS	UBS Securities LLC
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CZK	Czech Koruna	MYR	Malaysian Ringgit
EUR	Euro	NZD	New Zealand Dollar
GBP	British Pound	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
CDX.HY	Credit Derivatives Index - High Yield	US0001M	1 Month USD Swap Rate
LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	NCUA	National Credit Union Administration
BBSW	Bank Bill Swap Reference Rate	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD	To-Be-Determined
FDIC	Federal Deposit Insurance Corp.

80	PIMCO SHORT-TERM FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 20-21, 2018, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2019. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2019. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2019.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds,

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	81

Approval of Investment Advisory Contract and Other Agreements (Cont.)

where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received information on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2018 meeting. The Independent Trustees also conducted several in-person meetings with counsel to the Trust and the Independent Trustees, including one on July 18, 2018, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements, the Board received comparative information on the performance and the fees and expenses of other peer group funds and share classes. The Board also requested and received supplemental information regarding, among other information: business strategy with regard to certain funds, fund performance, the expense structure of certain funds and competitive comparisons of the total expense ratios of certain funds and classes, and historical changes to advisory and supervisory and administrative fees and related information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment

82	PIMCO SHORT-TERM FUND

(Unaudited)

management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2017, including, but not limited to upgrading the global network and infrastructure to support trading and risk management systems; enhancing and continuing to expand capabilities within the pre-trade compliance platform; enhancing flexible client reporting capabilities to support increased differentiation within local markets; developing new application and database frameworks to support new trading strategies; expanding proprietary applications suites to enrich capabilities across Compliance, Analytics, Risk Management, Client Reporting, Attribution and Customer Relationship management; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program and global business continuity functions; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; engaging a third party service provider to implement the SEC reporting modernization regime; expanding the Fund Treasurer’s Office; enhancing a proprietary application to provide portfolio managers with more timely and high quality income reporting; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; upgrading a proprietary application to allow shareholder subscription and redemption data to pass to portfolio managers more quickly and efficiently; and continuing to expand the pricing portal and the proprietary performance reconciliation tool. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund,

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 and other performance data, as available, over short- and long-term periods ended June 30, 2018 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 20-21, 2018 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended

84	PIMCO SHORT-TERM FUND

(Unaudited)

March 31, 2018. The Board also noted that, as of March 31, 2018, 75%, 71% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of June 30, 2018, 91%, 87% and 93% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net of fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes at scale. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

86	PIMCO SHORT-TERM FUND

(Unaudited)

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Broadridge. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Broadridge, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Strategic Bond Fund by 15 basis points and waive the Fund’s supervisory and administrative fee by five basis points for each share class of the Fund for an initial term from October 1, 2018 through July 31, 2021. The

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

Board considered that the purpose of the proposal is to reflect recent changes to the Fund’s strategy and realign its position.

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the PIMCO Strategic Bond Fund after the proposals to decrease its fees, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year under both the adjusted asset profitability method (formerly known as the “difficulty factor” method) and the profit and loss method, which were each utilized to calculate profitability. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to PIMCO’s relationship with the Funds were within the ranges of publicly traded fund companies reported by Broadridge and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics, senior management supervision, governance and oversight of those services, and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when

88	PIMCO SHORT-TERM FUND

(Unaudited)

managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

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General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4024SAR_093018

PIMCO Funds

Semiannual Report

September 30, 2018

PIMCO Total Return Fund

* This report includes a summary Schedule of Investments. A complete Schedule of Investments for the PIMCO Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following this letter is the PIMCO Funds Semiannual Report which covers the six-month reporting period ended September 30, 2018. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the first quarter of 2018. During the second quarter of 2018 GDP growth rose to an annual pace of 4.2%, representing the strongest pace since the third quarter of 2014. The Commerce Department’s initial reading — released after the end of the reporting period — showed that third-quarter 2018 GDP grew at an annual pace of 3.5%.

The Federal Reserve (the “Fed”) continued to normalize monetary policy during the reporting period. In June 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. At its September 2018 meeting, the Fed again increased rates to a range between 2.00% and 2.25%. In addition to increasing the federal funds rate, the Fed continued to reduce its balance sheet during the reporting period.

Economic activity outside the U.S. initially accelerated during the reporting period, but moderated somewhat as the reporting period progressed. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. The Bank of England raised rates at its meeting in August 2018 and the Bank of Canada raised rates once during the reporting period. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, and that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period as short-term rates moved up more than their longer-term counterparts. In our view, the increase in rates at the short end of the yield curve was mostly due to Fed interest rate increases. The yield on the benchmark 10-year U.S. Treasury note was 3.05% at the end of the reporting period, up from 2.74% on March 31, 2018.

U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -0.49% during the reporting period. Meanwhile the Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned -0.14% during the reporting period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 3.46% during the reporting period, whereas emerging market external debt, as represented by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, returned -1.71% during the reporting period. Emerging market local bonds, as represented by the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.06% during the reporting period. The emerging market debt asset class was negatively impacted by signs of moderating growth in China, the strengthening

2	PIMCO TOTAL RETURN FUND

U.S. dollar and headline issues in countries such as Argentina and Turkey. Emerging market local currencies were hit especially hard, many of which significantly depreciated versus the U.S. dollar during the reporting period.

Global equities produced mixed results during the reporting period, while U.S. equities rallied sharply. We believe this rally was driven by a number of factors, including optimism surrounding the December 2017 tax reform bill and corporate profits that often exceeded expectations. All told, U.S. equities, as represented by the S&P 500 Index, returned 11.41% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned -8.97% during the reporting period, whereas global equities, as represented by the MSCI World Index, returned 6.80%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned 8.81% during the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned 5.37%.

Commodity prices fluctuated and generated mixed results during the reporting period. When the reporting period began crude oil was approximately $65 a barrel, but by the end of the reporting period crude oil was roughly $73 a barrel. This ascent was driven in part by planned and observed production cuts by the Organization of Petroleum Exporting Countries (OPEC) and the collapse in Venezuelan oil production. Elsewhere, gold and copper prices moved lower during the reporting period.

Finally, during the reporting period the foreign exchange markets experienced periods of volatility, due in part to signs of decoupling economic growth and central bank policies, along with a number of geopolitical events. The U.S. dollar strengthened against other major currencies during the reporting period. For example, the U.S. dollar returned 6.20%, 7.63% and 6.83% versus the euro, British pound and Japanese yen, respectively, during the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	3

Important Information About the PIMCO Total Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s decision to leave the European Union may impact Fund returns. This decision may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table

4	PIMCO TOTAL RETURN FUND

reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2*	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	04/27/18	09/08/94	01/13/97	01/13/97	12/31/02	Diversified

* Effective April 27, 2018, the name of Class P for all Funds of the Trust that offer such class was changed to I-2.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	5

Important Information About the PIMCO Total Return Fund (Cont.)

the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC has adopted a rule that, beginning in 2021, generally will allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO currently is evaluating how to make the electronic delivery option available to shareholders in the future.

The SEC adopted amendments to certain disclosure requirements relating to open-end investment companies’ liquidity risk management programs. Effective December 1, 2019, large fund complexes will be required to include in their shareholder reports a discussion of their liquidity risk management programs’ operations over the past year.

6	PIMCO TOTAL RETURN FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2018	7

PIMCO Total Return Fund

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	(0.36)%	(1.52)%	2.27%	5.07%	7.09%
PIMCO Total Return Fund I-2	(0.41)%	(1.61)%	2.16%	4.97%	7.00%
PIMCO Total Return Fund I-3	(0.42)%	(1.66)%	2.11%	4.92%	6.93%
PIMCO Total Return Fund Administrative Class	(0.48)%	(1.76)%	2.01%	4.81%	6.82%
PIMCO Total Return Fund Class A	(0.52)%	(1.85)%	1.88%	4.66%	6.62%
PIMCO Total Return Fund Class A (adjusted)	(4.25)%	(5.53)%	1.10%	4.26%	6.46%
PIMCO Total Return Fund Class C	(0.92)%	(2.63)%	1.11%	3.87%	5.83%
PIMCO Total Return Fund Class C (adjusted)	(1.90)%	(3.59)%	1.11%	3.87%	5.83%
PIMCO Total Return Fund Class R	(0.67)%	(2.14)%	1.61%	4.39%	6.34%
Bloomberg Barclays U.S. Aggregate Index	(0.14)%	(1.22)%	2.16%	3.77%	6.14%	♦
Lipper Core Plus Bond Funds Average	(0.11)%	(1.09)%	2.49%	4.89%	6.16%	♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.55% for Institutional Class shares, 0.65% for I-2 shares, 0.75% for I-3 shares, 0.80% for Administrative Class shares, 0.89% for Class A shares, 1.69% for Class C shares, and 1.19% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO TOTAL RETURN FUND

Institutional Class - PTTRX	I-2 - PTTPX	I-3 - PTTNX	Administrative Class - PTRAX
Class A - PTTAX	Class C - PTTCX	Class R - PTRRX

Allocation Breakdown as of 09/30/2018†§

U.S. Government Agencies	36.1%
Corporate Bonds & Notes	20.0%
Short-Term Instruments‡	17.7%
Non-Agency Mortgage-Backed Securities	8.8%
U.S. Treasury Obligations	8.0%
Asset-Backed Securities	7.3%
Sovereign Issues	1.2%
Other	0.9%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities (“MBS”) contributed to relative performance, as total returns in these securities were positive.

»	Short exposure to Italian duration contributed to relative performance, as rates rose.

»	Long exposure to the Mexican peso in the middle of the reporting period contributed to relative performance, as the currency appreciated against the U.S. dollar.

»	Long exposure to the Argentine peso detracted from relative performance, as the currency depreciated against the U.S. dollar.

»	Long exposure to the Swedish krona detracted from relative performance, as the currency depreciated against the U.S. dollar.

»	Positions in agency MBS detracted from relative performance, as total returns in these securities were negative.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	9

Expense Example PIMCO Total Return Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2018 to September 30, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$996.40	$3.93	$1,000.00	$1,020.99	$3.98	0.79%
I-2	1,000.00	995.90	4.43	1,000.00	1,020.49	4.48	0.89
I-3(a)	1,000.00	1,004.90	3.98	1,000.00	1,017.13	4.00	0.94
Administrative Class	1,000.00	995.20	5.17	1,000.00	1,019.75	5.24	1.04
Class A	1,000.00	994.80	5.62	1,000.00	1,019.30	5.69	1.13
Class C	1,000.00	990.80	9.58	1,000.00	1,015.31	9.70	1.93
Class R	1,000.00	993.30	7.11	1,000.00	1,017.80	7.19	1.43

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/27/18 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 154/365 for the I-3 shares of the PIMCO Total Return Fund (to reflect the period since the inception date of 4/27/18). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

10	PIMCO TOTAL RETURN FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	11

Financial Highlights PIMCO Total Return Fund (Consolidated)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2018 - 09/30/2018+	$10.08	$0.14	$(0.18)	$(0.04)	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2018	10.12	0.28	(0.06)	0.22	(0.23)	0.00	(0.03)	(0.26)
03/31/2017	10.18	0.36	(0.11)	0.25	(0.08)	0.00	(0.23)	(0.31)
03/31/2016	10.86	0.34	(0.32)	0.02	(0.29)	(0.36)	(0.05)	(0.70)
03/31/2015	10.78	0.23	0.36	0.59	(0.43)	(0.08)	0.00	(0.51)
03/31/2014	11.24	0.23	(0.37)	(0.14)	(0.23)	(0.07)	(0.02)	(0.32)
I-2
04/01/2018 - 09/30/2018+	10.08	0.14	(0.18)	(0.04)	(0.13)	0.00	0.00	(0.13)
03/31/2018	10.12	0.27	(0.06)	0.21	(0.22)	0.00	(0.03)	(0.25)
03/31/2017	10.18	0.35	(0.11)	0.24	(0.08)	0.00	(0.22)	(0.30)
03/31/2016	10.86	0.33	(0.32)	0.01	(0.28)	(0.36)	(0.05)	(0.69)
03/31/2015	10.78	0.22	0.36	0.58	(0.42)	(0.08)	0.00	(0.50)
03/31/2014	11.24	0.22	(0.37)	(0.15)	(0.22)	(0.07)	(0.02)	(0.31)
I-3
04/27/2018 - 09/30/2018+	9.97	0.12	(0.07)	0.05	(0.11)	0.00	0.00	(0.11)
Administrative Class
04/01/2018 - 09/30/2018+	10.08	0.13	(0.18)	(0.05)	(0.12)	0.00	0.00	(0.12)
03/31/2018	10.12	0.26	(0.07)	0.19	(0.20)	0.00	(0.03)	(0.23)
03/31/2017	10.18	0.34	(0.12)	0.22	(0.07)	0.00	(0.21)	(0.28)
03/31/2016	10.86	0.32	(0.33)	(0.01)	(0.26)	(0.36)	(0.05)	(0.67)
03/31/2015	10.78	0.20	0.36	0.56	(0.40)	(0.08)	0.00	(0.48)
03/31/2014	11.24	0.20	(0.37)	(0.17)	(0.20)	(0.07)	(0.02)	(0.29)
Class A
04/01/2018 - 09/30/2018+	10.08	0.12	(0.17)	(0.05)	(0.12)	0.00	0.00	(0.12)
03/31/2018	10.12	0.25	(0.07)	0.18	(0.19)	0.00	(0.03)	(0.22)
03/31/2017	10.18	0.32	(0.11)	0.21	(0.07)	0.00	(0.20)	(0.27)
03/31/2016	10.86	0.30	(0.32)	(0.02)	(0.25)	(0.36)	(0.05)	(0.66)
03/31/2015	10.78	0.19	0.36	0.55	(0.39)	(0.08)	0.00	(0.47)
03/31/2014	11.24	0.19	(0.38)	(0.19)	(0.18)	(0.07)	(0.02)	(0.27)
Class C
04/01/2018 - 09/30/2018+	10.08	0.08	(0.17)	(0.09)	(0.08)	0.00	0.00	(0.08)
03/31/2018	10.12	0.17	(0.07)	0.10	(0.11)	0.00	(0.03)	(0.14)
03/31/2017	10.18	0.25	(0.12)	0.13	(0.05)	0.00	(0.14)	(0.19)
03/31/2016	10.86	0.22	(0.32)	(0.10)	(0.17)	(0.36)	(0.05)	(0.58)
03/31/2015	10.78	0.10	0.37	0.47	(0.31)	(0.08)	0.00	(0.39)
03/31/2014	11.24	0.11	(0.38)	(0.27)	(0.10)	(0.07)	(0.02)	(0.19)

12	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.91	(0.36)%	$52,761,216	0.79	%*	0.79	%*	0.46	%*	0.46	%*	2.85	%*	336%
10.08	2.13	54,515,011	0.55		0.55		0.46		0.46		2.76		635
10.12	2.44	52,526,934	0.51		0.51		0.46		0.46		3.54		521
10.18	0.31	58,581,675	0.47		0.47		0.46		0.46		3.27		478
10.86	5.64	68,575,915	0.46		0.46		0.46		0.46		2.11		265
10.78	(1.24)	148,740,191	0.46		0.46		0.46		0.46		2.10		227

9.91	(0.41)	3,244,056	0.89	*	0.89	*	0.56	*	0.56	*	2.75	*	336
10.08	2.02	3,409,081	0.65		0.65		0.56		0.56		2.66		635
10.12	2.33	3,471,813	0.61		0.61		0.56		0.56		3.44		521
10.18	0.21	4,623,792	0.57		0.57		0.56		0.56		3.17		478
10.86	5.53	5,939,687	0.56		0.56		0.56		0.56		1.99		265
10.78	(1.34)	9,177,693	0.56		0.56		0.56		0.56		2.01		227

9.91	0.49	141,262	0.94	*	0.99	*	0.61	*	0.66	*	2.91	*	336

9.91	(0.48)	2,437,538	1.04	*	1.04	*	0.71	*	0.71	*	2.60	*	336
10.08	1.87	2,831,163	0.80		0.80		0.71		0.71		2.52		635
10.12	2.18	3,424,492	0.76		0.76		0.71		0.71		3.31		521
10.18	0.06	6,234,863	0.72		0.72		0.71		0.71		3.03		478
10.86	5.37	16,184,030	0.71		0.71		0.71		0.71		1.84		265
10.78	(1.49)	27,495,302	0.71		0.71		0.71		0.71		1.84		227

9.91	(0.52)	8,206,917	1.13	*	1.13	*	0.80	*	0.80	*	2.51	*	336
10.08	1.76	8,429,248	0.92	(c)	0.92	(c)	0.83	(c)	0.83	(c)	2.42		635
10.12	2.04	5,475,892	0.90		0.90		0.85		0.85		3.16		521
10.18	(0.08)	7,662,842	0.86		0.86		0.85		0.85		2.89		478
10.86	5.23	11,961,388	0.85		0.85		0.85		0.85		1.72		265
10.78	(1.63)	20,713,345	0.85		0.85		0.85		0.85		1.71		227

9.91	(0.92)	1,737,550	1.93	*	1.93	*	1.60	*	1.60	*	1.70	*	336
10.08	0.97	2,072,621	1.69		1.69		1.60		1.60		1.64		635
10.12	1.27	3,143,206	1.65		1.65		1.60		1.60		2.41		521
10.18	(0.82)	4,055,683	1.61		1.61		1.60		1.60		2.13		478
10.86	4.45	5,194,548	1.60		1.60		1.60		1.60		0.96		265
10.78	(2.36)	8,136,311	1.60		1.60		1.60		1.60		0.97		227

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	13

Financial Highlights PIMCO Total Return Fund (Consolidated) (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class R
04/01/2018 - 09/30/2018+	$10.08	$0.11	$(0.18)	$(0.07)	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2018	10.12	0.22	(0.07)	0.15	(0.16)	0.00	(0.03)	(0.19)
03/31/2017	10.18	0.30	(0.12)	0.18	(0.06)	0.00	(0.18)	(0.24)
03/31/2016	10.86	0.28	(0.33)	(0.05)	(0.22)	(0.36)	(0.05)	(0.63)
03/31/2015	10.78	0.16	0.36	0.52	(0.36)	(0.08)	0.00	(0.44)
03/31/2014	11.24	0.16	(0.37)	(0.21)	(0.16)	(0.07)	(0.02)	(0.25)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective October 2, 2017, the Class’s supervisory and administrative fee was increased by 0.05% to an annual rate of 0.30%.

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.91	(0.67)%	$823,437	1.43	%*	1.43	%*	1.10	%*	1.10	%*	2.21	%*	336%
10.08	1.48	914,781	1.19		1.19		1.10		1.10		2.13		635
10.12	1.78	1,159,181	1.15		1.15		1.10		1.10		2.91		521
10.18	(0.33)	1,426,367	1.11		1.11		1.10		1.10		2.63		478
10.86	4.96	1,996,566	1.10		1.10		1.10		1.10		1.45		265
10.78	(1.87)	2,957,161	1.10		1.10		1.10		1.10		1.45		227

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	15

Consolidated Statement of Assets and Liabilities PIMCO Total Return Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities	$106,493,444
Investments in Affiliates	8,382,365
Financial Derivative Instruments
Exchange-traded or centrally cleared	199,167
Over the counter	1,181,585
Cash	27,822
Deposits with counterparty	172,377
Foreign currency, at value	229,368
Receivable for investments sold	502,361
Receivable for TBA investments sold	30,356,313
Receivable for Fund shares sold	61,562
Interest and/or dividends receivable	377,718
Dividends receivable from Affiliates	17,736
Reimbursement receivable from PIMCO	5
Other assets	7
Total Assets	148,001,830

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$12,297,634
Payable for sale-buyback transactions	680,015
Payable for short sales	24,484
Financial Derivative Instruments
Exchange-traded or centrally cleared	66,850
Over the counter	383,375
Payable for investments purchased	118,083
Payable for investments in Affiliates purchased	17,736
Payable for TBA investments purchased	64,136,946
Deposits from counterparty	796,156
Payable for Fund shares redeemed	91,027
Distributions payable	9,095
Accrued investment advisory fees	12,829
Accrued supervisory and administrative fees	11,855
Accrued distribution fees	1,587
Accrued servicing fees	2,003
Other liabilities	179
Total Liabilities	78,649,854

Net Assets	$69,351,976

Net Assets Consist of:
Paid in capital	$71,730,695
Undistributed (overdistributed) net investment income	(216,932)
Accumulated undistributed net realized gain (loss)	(2,424,668)
Net unrealized appreciation (depreciation)	262,881

Net Assets	$69,351,976

Cost of investments in securities	$107,206,558
Cost of investments in Affiliates	$8,378,526
Cost of foreign currency held	$229,806
Proceeds received on short sales	$24,528
Cost or premiums of financial derivative instruments, net	$(109,846)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2018 (Unaudited)

Net Assets:
Institutional Class	$52,761,216
I-2	3,244,056
I-3	141,262
Administrative Class	2,437,538
Class A	8,206,917
Class C	1,737,550
Class R	823,437
Shares Issued and Outstanding:
Institutional Class	5,326,617
I-2	327,511
I-3	14,261
Administrative Class	246,088
Class A	828,547
Class C	175,418
Class R	83,132
Net Asset Value Per Share Outstanding:
Institutional Class	$9.91
I-2	9.91
I-3	9.91
Administrative Class	9.91
Class A	9.91
Class C	9.91
Class R	9.91

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	17

Consolidated Statement of Operations PIMCO Total Return Fund

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$1,152,608
Dividends	125
Dividends from Investments in Affiliates	128,448
Total Income	1,281,181

Expenses:
Investment advisory fees	87,900
Supervisory and administrative fees	81,258
Distribution and/or servicing fees - Administrative Class	3,300
Distribution fees - Class C	7,085
Distribution fees - Class R	1,081
Servicing fees - Class A	10,482
Servicing fees - Class C	2,362
Servicing fees - Class R	1,081
Trustee fees	112
Interest expense	116,204
Miscellaneous expense	764
Total Expenses	311,629
Waiver and/or Reimbursement by PIMCO	(15)
Net Expenses	311,614

Net Investment Income (Loss)	969,567

Net Realized Gain (Loss):
Investments in securities	(800,497)
Investments in Affiliates	3,031
Exchange-traded or centrally cleared financial derivative instruments	(164,601)
Over the counter financial derivative instruments	384,778
Foreign currency	(68,791)

Net Realized Gain (Loss)	(646,080)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(2,073,653)
Investments in Affiliates	10,332
Exchange-traded or centrally cleared financial derivative instruments	62,133
Over the counter financial derivative instruments	1,326,857
Foreign currency assets and liabilities	1,000

Net Change in Unrealized Appreciation (Depreciation)	(673,331)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(349,844)

* Foreign tax withholdings	$180

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO Total Return Fund

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$969,567	$1,947,273
Net realized gain (loss)	(646,080)	(951,464)
Net change in unrealized appreciation (depreciation)	(673,331)	497,500

Net Increase (Decrease) in Net Assets Resulting from Operations	(349,844)	1,493,309

Distributions to Shareholders:
From net investment income
Institutional Class	(717,290)	(1,218,595)
I-2	(43,167)	(71,989)
I-3	(782)	0
Administrative Class	(32,254)	(62,103)
Class D	0	(78,286	)(a)
Class A	(98,887)	(100,305)
Class C	(14,678)	(27,698)
Class R	(8,888)	(16,733)
Tax basis return of capital
Institutional Class	0	(137,511)
I-2	0	(8,494)
I-3	0	0
Administrative Class	0	(7,838)
Class D	0	(10,262	)(a)
Class A	0	(13,403)
Class C	0	(6,228)
Class R	0	(2,619)

Total Distributions(b)	(915,946)	(1,762,064)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(1,554,139)	(1,083,246)

Total Increase (Decrease) in Net Assets	(2,819,929)	(1,352,001)

Net Assets:
Beginning of period	72,171,905	73,523,906
End of period*	$69,351,976	$72,171,905

*Including undistributed (overdistributed) net investment income of:	$(216,932)	$(270,553)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares converted into Class A Shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	19

Summary Consolidated Schedule of Investments PIMCO Total Return Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
INVESTMENTS IN SECURITIES

LOAN PARTICIPATIONS AND ASSIGNMENTS
Total Loan Participations and Assignments «~(m)(n) (Cost $606,182)			$	603,557	0.9%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Bank of America Corp.
2.151% - 4.125% due 11/09/2020 - 12/20/2028 ~•	$	720,986		714,748	1.0%
Barclays Bank PLC
10.000% due 05/21/2021	GBP	3,100		4,781	0.0%
14.000% due 06/15/2019 •(k)	GBP	367,534		518,261	0.7%
6.750% - 10.179% due 05/22/2019 - 11/21/2022 (l)	$	354,125		395,987	0.6%
Blackstone CQP Holdco LP
6.500% due 03/20/2021	$	342,500		345,217	0.5%
Citigroup, Inc.
2.050% - 4.044% due 06/07/2019 - 01/10/2028 ~•		816,590		813,046	1.1%
Deutsche Bank AG
2.850% - 4.251% due 05/10/2019 - 02/27/2023 ~		820,799		814,142	1.2%
Lloyds Bank PLC
12.000% due 12/16/2024 •(k)		432,745		530,760	0.8%
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2018	DKK	2,294,100		357,214	0.5%
Nykredit Realkredit A/S
1.000% due 10/01/2018		10,164,900		1,582,775	2.3%
2.000% due 10/01/2018		100,000		15,572	0.0%
Other Banking & Finance ^«~•Ø(c)(d)(e)(h)(k)(l)(m)(n)(o)				11,671,268	16.9%

Total Banking & Finance				17,763,771	25.6%

INDUSTRIALS
Total Industrials ^«~•(e)(k)(m)				3,559,569	5.2%
UTILITIES
Total Utilities ~•(d)(m)				1,604,487	2.3%

Total Corporate Bonds & Notes (Cost $22,912,555)				22,927,827	33.1%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (m) (Cost $368,880)				385,510	0.6%
U.S. GOVERNMENT AGENCIES
Fannie Mae
4.000% due 09/01/2048		21,054		21,281	0.0%
4.000% due 09/01/2048 (o)		1,881,945		1,902,162	2.7%
4.000% due 10/01/2048 (o)		191,780		193,838	0.3%
0.000% - 10.000% due 01/01/2019 - 06/25/2055 ~•(a)(b)(h)(o)		2,977,523		2,804,563	4.0%
Fannie Mae, TBA
3.000% due 10/01/2033		426,050		420,849	0.6%
3.000% due 11/01/2033		403,950		398,514	0.6%
3.000% due 10/01/2048		435,600		416,871	0.6%
3.000% due 11/01/2048		6,584,280		6,294,753	9.1%
3.500% due 10/01/2033		1,247,300		1,253,807	1.8%
3.500% due 10/01/2048		1,408,866		1,386,537	2.0%
3.500% due 11/01/2048		8,521,484		8,377,441	12.1%
4.000% due 10/01/2048		5,807,565		5,864,584	8.5%

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
4.000% due 11/01/2048	DKK	4,355,295	$	4,391,899	6.3%
4.000% due 12/01/2048		854,600		860,714	1.2%
4.500% due 10/01/2048		941,850		971,761	1.4%
4.500% due 11/01/2048		899,300		926,508	1.3%
4.500% - 6.000% due 10/01/2033 - 11/01/2048		406,500		433,405	0.6%
Freddie Mac
3.500% due 07/01/2048 (o)		842,396		829,691	1.2%
3.500% due 09/01/2048 (o)		344,051		338,855	0.5%
0.200% - 25.689% due 10/01/2018 - 10/01/2048 ~•(a)(o)		2,526,046		1,190,679	1.7%
Freddie Mac, TBA
3.500% - 5.500% due 10/01/2048 - 11/01/2048		734,400		753,796	1.1%
Ginnie Mae
0.872% - 10.000% due 02/15/2019 - 11/20/2067 ~•(a)(o)		785,447		651,852	1.0%
Ginnie Mae, TBA
4.000% due 10/01/2048		731,040		743,387	1.1%
3.000% - 3.500% due 10/01/2048		64,000		63,338	0.1%
Other U.S. Government Agencies «~•(a)(b)(h)(m)				12,214	0.0%

Total U.S. Government Agencies (Cost $41,676,488)				41,503,299	59.8%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds
2.750% due 08/15/2042 (o)		391,500		362,596	0.5%
2.750% due 11/15/2042 (o)(q)		862,100		797,695	1.2%
3.000% due 05/15/2042 (o)(q)(s)		468,570		453,881	0.6%
3.000% due 11/15/2044 (o)(q)		759,246		732,732	1.1%
3.000% due 02/15/2048 (o)		301,600		290,184	0.4%
3.125% due 08/15/2044 (o)		2,092,407		2,065,475	3.0%
3.625% due 08/15/2043 (o)		334,100		358,401	0.5%
4.375% due 11/15/2039 (o)(q)		294,450		349,389	0.5%
2.875% - 6.250% due 05/15/2030 - 05/15/2047 (o)(q)(s)		738,865		784,094	1.1%
U.S. Treasury Inflation Protected Securities (j)
0.875% due 02/15/2047 (o)(q)		55,644		53,295	0.1%
U.S. Treasury Notes
1.750% due 09/30/2022 (o)(q)		415,400		397,056	0.6%
2.125% due 09/30/2024 (o)(q)(s)		1,102,000		1,050,236	1.5%
2.250% due 11/15/2024 (o)(q)(s)		655,716		628,591	0.9%
2.375% due 05/15/2027 (o)		333,700		316,924	0.5%
1.750% - 2.250% due 08/31/2021 - 02/15/2027 (o)(q)(s)		545,230		524,983	0.7%

Total U.S. Treasury Obligations (Cost $9,619,178)				9,165,532	13.2%

NON-AGENCY MORTGAGE-BACKED SECURITIES
BCAP LLC Trust
0.633% - 6.000% due 01/26/2021 - 07/28/2047 ^~•Ø		1,636,538		1,516,766	2.2%
Credit Suisse Mortgage Capital Trust
3.263% due 07/25/2057 ~		545,852		489,461	0.7%
3.556% due 06/25/2048		926,451		904,205	1.3%
3.693% due 04/25/2058 ~		558,395		551,734	0.8%
3.939% due 06/01/2050		1,782,769		1,826,434	2.6%
0.000% - 3.532% due 05/27/2037 - 04/25/2058 «~•(a)(h)		170,536		155,119	0.2%
Proteus RMBS DAC
0.130% due 10/29/2054 •	EUR	267,100		310,265	0.4%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	21

Summary Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Roundstone Securities DAC
0.281% due 09/28/2055 «•	EUR	884,190	$	1,024,348	1.5%
0.431% - 1.931% due 09/28/2055 «~•		269,685		247,268	0.4%
Warwick Finance Residential Mortgages PLC
1.604% due 12/21/2049 •	GBP	238,245		308,529	0.5%
Other Non-Agency Mortgage-Backed Securities ^«~•Ø(a)(b)(h)(m)				2,797,558	4.0%

Total Non-Agency Mortgage-Backed Securities (Cost $9,941,949)				10,131,687	14.6%

ASSET-BACKED SECURITIES
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 «(a)(h)		163		163	0.0%
3.156% due 02/25/2056 ~		620,747		523,493	0.8%
Legacy Mortgage Asset Trust
2.796% due 12/26/2057 ~		664,280		660,946	1.0%
3.174% due 12/25/2056 ~		639,151		571,292	0.8%
0.000% - 3.998% due 07/25/2057 - 02/25/2058 «~(h)		392,456		383,894	0.6%
SOFI Alternative Trust
4.624% due 05/16/2050 ~		357,281		361,506	0.5%
Other Asset-Backed Securities ^~•Ø(m)				5,835,414	8.3%

Total Asset-Backed Securities (Cost $8,126,010)				8,336,708	12.0%

SOVEREIGN ISSUES
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (h)	BRL	1,697,941		413,969	0.6%
Other Sovereign Issues ~•(j)(m)(o)				1,009,634	1.5%

Total Sovereign Issues (Cost $1,644,045)				1,423,603	2.1%

MUTUAL FUNDS
Total Mutual Funds (m) (Cost $1)				1	0.0%
COMMON STOCKS
Total Common Stocks (f)(m) (Cost $15,195)				48	0.0%
PREFERRED SECURITIES
Total Preferred Securities ~(k)(m) (Cost $4,180)				4,180	0.0%
SHORT-TERM INSTRUMENTS

COMMERCIAL PAPER
Total Commercial Paper «(m)(n)				679,476	1.0%
SHORT-TERM NOTES
Total Short-Term Notes (h)(i)(m)				90,020	0.1%
ARGENTINA TREASURY BILLS
(10.515)% due 10/12/2018 - 03/29/2019 (g)(h)	ARS	4,695,459		115,596	0.2%
2.730% due 11/16/2018 - 02/22/2019 (g)(h)	$	249,845		247,612	0.3%

				363,208	0.5%

GREECE TREASURY BILLS
Total Greece Treasury Bills (g)(h)(m)				211,618	0.3%

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
JAPAN TREASURY BILLS
(0.153)% due 10/09/2018 - 12/17/2018 (g)(h)	JPY	1,173,591,000	$	10,330,606	14.9%
NIGERIA TREASURY BILLS
Total Nigeria Treasury Bills (g)(h)(m)				32,831	0.0%
U.S. TREASURY BILLS
2.151% due 10/18/2018 - 12/20/2018 (g)(h)(o)(q)(s)	$	304,831		303,733	0.4%

Total Short-Term Instruments (Cost $12,291,895)				12,011,492	17.3%

Total Investments in Securities (Cost $107,206,558)				106,493,444	153.5%

		SHARES
INVESTMENTS IN AFFILIATES

SHORT-TERM INSTRUMENTS

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES
PIMCO Short Asset Portfolio		669,140,844		6,703,453	9.7%
PIMCO Short-Term Floating NAV Portfolio III		169,810,086		1,678,912	2.4%

Total Short-Term Instruments (Cost $8,378,526)				8,382,365	12.1%

Total Investments in Affiliates (Cost $8,378,526)				8,382,365	12.1%

Total Investments (Cost $115,585,084)			$	114,875,809	165.6%

Financial Derivative Instruments (p)(r) (Cost or Premiums, net $(109,846))				930,527	1.3%

Other Assets and Liabilities, net				(46,454,360)	(66.9)%

Net Assets			$	69,351,976	100.0%

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	The group contains securities in default.
«	The group contains securities valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	The group contains interest only securities.
(b)	The group contains principal only securities.
(c)	The group contains when-issued securities.
(d)	The group contains payment in-kind bond securities.
(e)	The group contains securities which are not accruing income as of the date of this report.
(f)	The group contains securities which did not produce income within the last twelve months.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	23

Summary Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

(g)	The group contains securities with coupons representing a yield to maturity.
(h)	The group contains zero coupon securities.
(i)	Coupon represents a yield to maturity.
(j)	The group contains securities in which the Principal amount of security is adjusted for inflation.
(k)	The group contains securities which have a perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	The group contains contingent convertible securities.
(m)

Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of September 30, 2018.

(n)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	3.364%	01/07/2019	09/26/2018	$17,997	$17,899	0.03%
CIMIC Group Ltd.	3.368	01/09/2019	09/26/2018	7,566	7,530	0.01
CIMIC Group Ltd.	3.470	02/25/2019	09/26/2018	859	855	0.00
CIMIC Group Ltd.	3.537	04/04/2019	09/26/2018	19,468	19,375	0.03
CIMIC Group Ltd.	3.629	08/15/2019	09/26/2018	17,597	17,512	0.03
CIMIC Group Ltd.	3.873	04/04/2019	09/26/2018	23,930	23,927	0.03
CIMIC Group Ltd.	4.090	06/17/2019	07/10/2018	8,457	8,456	0.01
CIMIC Group Ltd.	4.118	06/20/2019	06/28/2018	20,112	20,113	0.03
CIMIC Group Ltd.	4.135	07/18/2019	07/25/2018	8,716	8,717	0.01
CIMIC Group Ltd.	4.204	08/29/2019	09/20/2018	11,549	11,549	0.02
CIMIC Group Ltd.	4.237	09/12/2019	09/20/2018	7,685	7,685	0.01
Hotel (PL Property) Ltd.	2.653	02/07/2023	07/09/2018	47,700	46,981	0.07
Lloyds Banking Group PLC	3.000	10/11/2018	09/18/2017	22,500	22,501	0.03
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	17,500	17,455	0.03
Lloyds Banking Group PLC	3.536	09/04/2019	05/22/2018	14,161	14,149	0.02
Lloyds Banking Group PLC	3.536	09/02/2020	05/22/2018	14,161	14,135	0.02
Lloyds Banking Group PLC	3.536	09/02/2021	05/22/2018	14,161	14,121	0.02
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	15,654	0.02
Tawny Funding S.A.	3.150	03/16/2023	08/28/2018	233,870	231,820	0.33

				$522,989	$520,434	0.75%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	2.150%	08/10/2018	10/12/2018	$(144,524)	$(144,972)
	2.150	08/13/2018	10/16/2018	(287,625)	(288,467)
	2.260	09/06/2018	11/27/2018	(171,485)	(171,754)
	2.270	08/29/2018	11/30/2018	(270,125)	(270,687)
	2.270	09/06/2018	11/30/2018	(46,941)	(47,015)
BOS	2.080	08/09/2018	10/09/2018	(220,224)	(220,898)
	2.190	07/23/2018	10/23/2018	(531,229)	(533,491)
	2.210	07/23/2018	10/23/2018	(117,715)	(118,221)
	2.250	09/06/2018	10/09/2018	(17,013)	(17,040)
	2.270	09/06/2018	10/09/2018	(21,317)	(21,351)
	2.300	09/06/2018	10/09/2018	(350,279)	(350,838)
	2.300	09/13/2018	10/11/2018	(63,556)	(63,629)
	2.450	10/01/2018	10/10/2018	(30,418)	(30,418)

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	2.310%	09/13/2018	10/11/2018		$(733,880)	$(734,728)
BRC	1.500	10/01/2018	TBD	(2)	(12,740)	(12,740)
	2.200	09/27/2018	TBD	(2)	(15,645)	(15,649)
	2.330	09/13/2018	10/11/2018		(1,222,486)	(1,223,910)
	2.380	09/13/2018	10/11/2018		(354,715)	(355,137)
BSN	2.110	09/04/2018	10/09/2018		(19,909)	(19,941)
	2.110	09/05/2018	10/05/2018		(23,715)	(23,751)
	2.300	09/13/2018	10/11/2018		(244,627)	(244,908)
	2.330	09/24/2018	10/24/2018		(197,929)	(198,019)
CFR	1.000	09/12/2018	TBD	(2)	(2,949)	(2,950)
CIB	2.130	08/08/2018	10/09/2018		(444,321)	(445,741)
	2.150	08/13/2018	10/12/2018		(144,938)	(145,362)
COM	2.500	10/01/2018	TBD	(2)	(207,050)	(207,050)
	2.600	09/28/2018	TBD	(2)	(207,090)	(207,135)
FOB	2.430	09/27/2018	TBD	(2)	(190,950)	(191,002)
GRE	2.140	07/25/2018	10/19/2018		(45,100)	(45,282)
	2.170	07/30/2018	10/30/2018		(102,125)	(102,513)
	2.170	09/05/2018	10/29/2018		(287)	(287)
	2.200	09/05/2018	11/13/2018		(6,694)	(6,704)
	2.240	09/04/2018	11/20/2018		(8,005)	(8,018)
	2.240	09/05/2018	11/20/2018		(33,469)	(33,523)
GSC	2.340	09/13/2018	10/15/2018		(1,052,545)	(1,053,776)
IND	2.430	09/27/2018	10/11/2018		(136,100)	(136,137)
JML	1.500	07/11/2018	TBD	(2)	(1,594)	(1,599)
	1.700	07/11/2018	TBD	(2)	(213)	(214)
JPS	2.300	09/13/2018	10/11/2018		(513,981)	(514,572)
NOM	1.650	09/28/2018	TBD	(2)	(2,997)	(2,997)
NXN	2.090	08/09/2018	10/05/2018		(226,800)	(227,498)
	2.120	07/12/2018	10/05/2018		(192,625)	(193,544)
	2.140	07/19/2018	10/22/2018		(289,236)	(290,509)
	2.140	09/07/2018	10/22/2018		(486,734)	(487,447)
	2.140	09/28/2018	10/22/2018		(68,512)	(68,525)
	2.200	07/27/2018	10/05/2018		(314,305)	(315,573)
RCY	2.120	09/04/2018	10/09/2018		(58,599)	(58,692)
	2.120	09/20/2018	10/09/2018		(43,369)	(43,397)
	2.120	09/28/2018	10/09/2018		(6,780)	(6,782)
	2.150	08/13/2018	10/16/2018		(34,155)	(34,255)
	2.150	09/04/2018	10/16/2018		(4,002)	(4,009)
	2.170	08/16/2018	10/17/2018		(307,813)	(308,666)
	2.170	09/06/2018	10/17/2018		(203,409)	(203,715)
	2.230	09/28/2018	11/19/2018		(286)	(286)
	2.360	09/28/2018	10/12/2018		(583,856)	(583,971)
	2.410	09/25/2018	10/09/2018		(298,770)	(298,890)
SCX	2.250	08/21/2018	11/21/2018		(395,543)	(396,557)
	2.250	08/22/2018	11/23/2018		(121,563)	(121,866)
	2.250	08/23/2018	11/23/2018		(62,743)	(62,896)
	2.250	09/28/2018	11/23/2018		(573)	(573)
	2.260	08/23/2018	11/26/2018		(212,960)	(213,481)
	2.460	09/28/2018	10/26/2018		(97,750)	(97,770)
TDM	2.100	09/28/2018	TBD	(2)	(14,679)	(14,682)
	2.150	09/28/2018	TBD	(2)	(1,921)	(1,921)
	2.250	09/28/2018	TBD	(2)	(6,524)	(6,525)
UBS	2.450	10/01/2018	10/24/2018		(43,178)	(43,178)

Total Reverse Repurchase Agreements						$(12,297,634)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	25

Summary Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
GSC	2.300%	09/27/2018	10/15/2018	$(288,676)	$(288,750)
UBS	2.130	09/05/2018	10/17/2018	(28,983)	(29,028)
	2.140	08/17/2018	10/23/2018	(361,267)	(362,237)

Total Sale-Buyback Transactions					$(680,015)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Fannie Mae, TBA	4.000%	10/01/2033	$24,000	$(24,528)	$(24,484)

Total Short Sales 0.0%				$(24,528)	$(24,484)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(922,895)	$0	$(922,895)	$912,488	$(10,407)
BOS	0	(1,355,886)	0	(1,355,886)	1,437,264	81,378
BPS	0	(734,728)	0	(734,728)	755,080	20,352
BRC	0	(1,607,436)	0	(1,607,436)	1,655,072	47,636
BSN	0	(486,619)	0	(486,619)	498,722	12,103
CFR	0	(2,950)	0	(2,950)	3,008	58
CIB	0	(591,103)	0	(591,103)	586,426	(4,677)
COM	0	(414,185)	0	(414,185)	210,581	(203,604)
FOB	0	(191,002)	0	(191,002)	199,565	8,563
GRE	0	(196,327)	0	(196,327)	194,785	(1,542)
GSC	0	(1,053,776)	0	(1,053,776)	1,083,544	29,768
IND	0	(136,137)	0	(136,137)	135,994	(143)
JML	0	(1,813)	0	(1,813)	1,778	(35)
JPS	0	(514,572)	0	(514,572)	529,220	14,648
NOM	0	(2,997)	0	(2,997)	3,008	11
NXN	0	(1,583,096)	0	(1,583,096)	1,578,383	(4,713)
RCY	0	(1,542,663)	0	(1,542,663)	1,525,823	(16,840)
SCX	0	(893,143)	0	(893,143)	886,369	(6,774)
TDM	0	(23,128)	0	(23,128)	23,441	313
UBS	0	(43,178)	0	(43,178)	44,887	1,709

Master Securities Forward Transaction Agreement
GSC	0	0	(288,750)	(288,750)	287,095	(1,655)
UBS	0	0	(391,265)	(391,265)	392,159	894

Total Borrowings and Other Financing Transactions	$0	$(12,297,634)	$(680,015)

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(136,137)	$0	$(432,766)	$(568,903)
U.S. Government Agencies	0	(5,745,193)	0	0	(5,745,193)
U.S. Treasury Obligations	0	(4,344,882)	(1,333,362)	0	(5,678,244)
Sovereign Issues	0	0	0	(11,908)	(11,908)

Total	$0	$(10,226,212)	$(1,333,362)	$(444,674)	$(12,004,248)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(680,015)	0	0	(680,015)

Total	$0	$(680,015)	$0	$0	$(680,015)

Total Borrowings	$0	$(10,906,227)	$(1,333,362)	$(444,674)	$(12,684,263)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(12,684,263)

(o)	Securities with an aggregate market value of $12,852,547 and cash of $93,693 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(10,406,744) at a weighted average interest rate of 2.045%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(760) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(293,386) is outstanding at period end.
(6)	The Subsidiary did not have Borrowings and Other Financing Transactions as of period end.

(p)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	$	104.250	11/23/2018	6,030	$6,030	$52	$6
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		105.250	11/23/2018	3,177	3,177	27	3
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		105.750	11/23/2018	2,635	2,635	23	3
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		107.000	11/23/2018	73,588	73,588	629	76
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		107.250	11/23/2018	79,956	79,956	684	83

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	27

Summary Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	$	107.500	11/23/2018	13,506	$	13,506	$115	$14
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		107.750	11/23/2018	4,766		4,766	41	5
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		108.000	11/23/2018	25,004		25,004	214	25
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		108.250	11/23/2018	23		23	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures		109.500	11/23/2018	26,499		26,499	227	28
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures		110.500	11/23/2018	821		821	7	1
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures		111.000	11/23/2018	5,557		5,557	48	5
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures		111.500	11/23/2018	18		18	0	0
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures		110.000	11/23/2018	18,443		18,443	158	19
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		159.000	11/23/2018	21		21	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		160.000	11/23/2018	1,069		1,069	9	1
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		161.000	11/23/2018	2		2	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		162.000	11/23/2018	109		109	1	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		165.000	11/23/2018	635		635	5	1
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		166.000	11/23/2018	7,497		7,497	61	7
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		178.000	11/23/2018	6,201		6,201	51	6
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		179.000	11/23/2018	2,000		2,000	16	2
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		180.000	11/23/2018	18,259		18,259	156	17
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		182.000	11/23/2018	550		550	5	1
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		184.000	11/23/2018	412		412	4	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures		106.000	11/23/2018	417		417	4	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures		125.000	11/23/2018	4,579		4,579	39	5
Call - MSE Canada Government 10-Year Bond December 2018 Futures	CAD	158.000	11/16/2018	1,770	CAD	1,770	16	7
Call - MSE Canada Government 10-Year Bond December 2018 Futures		159.000	11/16/2018	1,557		1,557	14	6
Call - MSE Canada Government 10-Year Bond December 2018 Futures		159.500	11/16/2018	3,000		3,000	27	12

Total Purchased Options							$2,633	$333

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar March Futures	03/2019	2,954	$717,527	$(410)	$111	$0
90-Day Eurodollar September Futures	09/2019	3,747	907,898	(1,168)	141	0
Call Options Strike @ EUR 158.000 on Euro-BTP 10-Year Bond November 2018 Futures	10/2018	12,200	142	(12)	0	0
Call Options Strike @ EUR 165.000 on Euro-BTP 10-Year Bond December 2018 Futures	11/2018	1,348	16	(1)	0	0
Call Options Strike @ EUR 176.000 on Euro-OAT France Government 10-Year Bond November 2018 Futures	10/2018	31,295	363	(31)	0	0
Euro-Bund 10-Year Bond December Futures	12/2018	27,984	5,159,220	(43,172)	24,368	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	19,880	231	(20)	0	0
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	1,008	12	(1)	0	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	1,684	20	(2)	0	0
U.S. Treasury 5-Year Note December Futures	12/2018	208,685	23,472,172	(202,557)	11,411	0
U.S. Treasury 10-Year Note December Futures	12/2018	51,338	6,097,992	(68,054)	1,604	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	4,996	770,789	(26,898)	0	(1,717)

				$(342,326)	$37,635	$(1,717)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2020	2,478	$	(599,893)	$462	$0	$(93)
90-Day Eurodollar June Futures	06/2020	1,603		(388,046)	727	0	(60)
Australia Government 10-Year Bond December Futures	12/2018	21,478		(2,000,491)	13,404	0	(10,210)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	5,123		(1,963)	260	266	(5)
Canada Government 10-Year Bond December Futures	12/2018	8,279		(850,045)	11,331	577	(385)
Euro-BTP Italy Government Bond December Futures	12/2018	33,000		(4,744,888)	(31,990)	121,841	0
Euro-Buxl 30-Year Bond December Futures	12/2018	7,843		(1,587,379)	27,830	0	(20,033)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	32,231		(5,652,566)	47,582	374	(17,962)
U.S. Treasury 30-Year Bond December Futures	12/2018	36,758		(5,164,499)	130,805	5,743	0
United Kingdom Long Gilt December Futures	12/2018	473		(74,561)	906	6	(99)

					$201,317	$128,807	$(48,847)

Total Futures Contracts					$(141,009)	$166,442	$(50,564)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	29

Summary Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2020	0.240%		$40,000	$801	$(128)	$673	$6	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2021	0.315		20,000	177	222	399	0	(7)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.627		47,000	(522)	1,379	857	4	0
Carrefour	1.000	Quarterly	06/20/2023	0.791	EUR	6,000	28	42	70	0	(14)
Citigroup, Inc.	1.000	Quarterly	12/20/2020	0.258		$58,200	1,175	(219)	956	11	0
Daimler AG	1.000	Quarterly	12/20/2020	0.423	EUR	35,800	594	(42)	552	0	(32)
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.501		$8,700	(228)	384	156	0	(1)
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.530		8,700	1,296	20	1,316	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.163		3,100	573	(101)	472	0	(3)
General Motors Co.	5.000	Quarterly	06/20/2022	0.807		2,100	357	(44)	313	0	(2)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.279		169,900	3,226	(513)	2,713	34	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.338		29,800	602	(73)	529	0	(2)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.379		22,100	463	(33)	430	6	0
MBIA, Inc.	5.000	Quarterly	12/20/2018	0.455		5,000	(275)	335	60	1	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	0.527		23,500	(2,239)	3,550	1,311	8	0
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.296		25,200	89	387	476	0	(11)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.350		72,300	(673)	2,149	1,476	3	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.281		68,200	1,084	1	1,085	7	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.645	EUR	143,000	(7,211)	9,465	2,254	0	(91)

							$(683)	$16,781	$16,098	$81	$(163)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023		$13,800	$249	$20	$269	$0	$(1)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	EUR	418,200	(7,410)	(2,125)	(9,535)	65	0

						$(7,161)	$(2,105)	$(9,266)	$65	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$ 199,300	$ 12,011	$3,782	$15,793	$83	$0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	1,600	29	2	31	0	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,900	53	7	60	0	0

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	$ 8,200	$148	$19	$167	$0	$0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	1,000	17	3	20	0	0

					$12,258	$3,813	$16,071	$83	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	9,788,617	$(6,948)	$(5,117)	$(12,065)	$0	$(1,277)
Pay	1-Year BRL-CDI	7.750	Maturity	01/02/2020		13,252,800	(3,902)	(2,357)	(6,259)	0	(1,722)
Pay	1-Year BRL-CDI	8.475	Maturity	01/02/2020		10,299,200	(61)	9,942	9,881	0	(1,123)
Pay	1-Year BRL-CDI	8.850	Maturity	01/02/2020		7,334,000	6,099	7,085	13,184	0	(941)
Pay	1-Year BRL-CDI	8.660	Maturity	01/04/2021		1,798,785	(58)	(3,695)	(3,753)	0	(850)
Receive	3-Month CAD-Bank Bill	2.300	Semi-Annual	12/15/2025	CAD	62,000	(605)	1,970	1,365	2	0
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		57,500	(694)	11,017	10,323	0	(5)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/05/2019		$1,657,600	0	(7,915)	(7,915)	356	0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		2,776,700	(63,440)	30,362	(33,078)	2,053	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		725,900	(5,976)	38,326	32,350	0	(361)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,386,100	78,460	14,290	92,750	0	(690)
Receive	3-Month USD-LIBOR	2.532	Semi-Annual	12/05/2047		7,900	0	883	883	5	0
Receive	3-Month USD-LIBOR	2.905	Semi-Annual	08/22/2048		292,500	28,968	(13,647)	15,321	271	0
Receive	3-Month USD-LIBOR	2.930	Semi-Annual	08/22/2048		184,000	19,530	(10,819)	8,711	172	0
Receive	3-Month USD-LIBOR	2.940	Semi-Annual	08/22/2048		154,200	15,081	(8,091)	6,990	144	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2028	AUD	300,000	(696)	(2,567)	(3,263)	0	(1,050)
Pay(6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028	EUR	212,500	3,942	1,201	5,143	983	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		2,209,900	(15,486)	(7,288)	(22,774)	10,453	0
Pay	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042		334,600	0	9,260	9,260	3,733	0
Pay	6-Month EUR-EURIBOR	1.623	Annual	07/04/2042		261,200	0	7,850	7,850	2,918	0
Pay	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		614,500	0	18,707	18,707	6,867	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		226,400	(5,112)	572	(4,540)	3,104	0
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024	GBP	843,200	15,614	(924)	14,690	0	(87)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2028		161,600	2,993	562	3,555	0	(234)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		783,000	16,178	3,570	19,748	0	(1,242)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2048		388,800	18,441	12,358	30,799	0	(2,799)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		262,300	881	(117)	764	0	(1,996)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	744,440,000	(43,742)	22,157	(21,585)	1,102	(66)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		72,760,000	(3,786)	5,157	1,371	0	(102)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		38,460,000	2,759	(1,242)	1,517	0	(45)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,880,000	47	(123)	(76)	0	(3)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		26,590,000	(23)	(1,121)	(1,144)	0	(24)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	31

Summary Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	6-Month JPY-LIBOR	0.450%	Semi-Annual	03/20/2029	JPY	26,060,000	$(1,925)	$1,093	$(832)	$0	$(14)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		89,833,000	3,336	(1,494)	1,842	0	(1,279)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		6,831,400	(213)	(362)	(575)	0	(212)

							$59,662	$129,483	$189,145	$32,163	$(16,122)

Total Swap Agreements							$64,076	$147,972	$212,048	$32,392	$(16,286)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared(7)	$333	$166,442	$32,392	$199,167	$0	$(50,564)	$(16,286)	$ (66,850)

(q)

Securities with an aggregate market value of $1,111,137 and cash of $78,344 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	The Subsidiary did not have Exchange-Traded or Centrally Cleared financial derivative instruments as of period end.

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

(r)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2018	$	9,414	JPY	1,057,500	$0	$(107)
BOA	10/2018	BRL	611,895	$	178,156	26,754	(112)
	10/2018	CAD	78,052		59,273	0	(1,157)
	10/2018	DKK	4,472,758		726,517	30,140	0
	10/2018	JPY	5,190,000		47,069	1,302	0
	10/2018	MXN	620,963		32,863	0	(319)
	10/2018	$	50,729	AUD	70,107	105	(157)
	10/2018		152,825	BRL	611,895	0	(1,311)
	10/2018		39,833	RUB	2,671,169	886	0
	10/2018		20,082	TRY	127,533	1,036	0
	11/2018	AUD	55,162	$	40,038	157	0
	11/2018	EUR	74,400		90,259	3,667	0
	11/2018	GBP	107,429		140,465	250	0
	11/2018	JPY	68,090,000		618,109	16,749	0
	11/2018	MXN	1,902,804		101,206	207	0
	11/2018	$	9,271	BRL	37,995	115	0
	11/2018		76,399	RUB	4,831,188	0	(2,990)
	12/2018	JPY	52,730,000	$	479,886	13,365	0
	12/2018	$	148,830	RUB	9,889,778	1,012	0
	01/2019	AUD	10,516	$	7,638	30	0
	01/2019	BRL	881,000		235,059	18,553	0
	08/2019	AUD	25,000		18,224	69	0
BPS	10/2018	ARS	26,879		664	19	0
	10/2018	BRL	1,264,108		316,413	3,402	0
	10/2018	CAD	185,662		142,422	0	(1,321)
	10/2018	CHF	838		866	12	0
	10/2018	JPY	42,980,000		389,334	10,341	0
	10/2018	RUB	7,198,446		105,824	0	(3,954)
	10/2018	$	21,088	ARS	733,070	0	(3,631)
	10/2018		323,747	BRL	1,264,108	549	(11,285)
	10/2018		2,261	JPY	249,900	0	(61)
	10/2018		127,258	RUB	8,723,662	5,835	0
	10/2018		65,453	TRY	416,150	3,458	0
	11/2018	JPY	48,710,000	$	439,116	9,162	0
	11/2018	MXN	2,877,067		149,308	0	(3,404)
	11/2018	$	50,000	ARS	1,563,500	0	(14,248)
	11/2018		19,678	TRY	129,785	1,350	0
	12/2018	JPY	47,520,000	$	432,432	12,006	0
	12/2018	TWD	12,559		412	0	(3)
	12/2018	$	18,076	TRY	121,860	1,234	0
	04/2019	AUD	27,292	$	19,843	75	0
BRC	10/2018	JPY	131,200,000		1,187,834	31,753	0
	10/2018	$	1,897	EUR	1,633	3	0
	10/2018		386,434	JPY	43,605,300	0	(2,652)
	10/2018		115,760	MXN	2,247,530	3,891	0
	10/2018		185,412	RUB	12,558,443	6,047	0
	10/2018		11,430	TRY	73,220	524	0
	11/2018	JPY	54,410,000	$	492,089	11,376	0
	11/2018	MXN	10,793,529		558,348	0	(14,562)
	11/2018	$	1,378	RUB	94,433	57	0
	11/2018		29,714	TRY	188,604	553	0
	12/2018	ARS	31,634	$	758	58	0
	12/2018	JPY	100,000,000		910,167	25,431	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	33

Summary Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BSH	10/2018	BRL	4,403,000	$	1,310,092	$219,850	$0
	10/2018	$	1,102,764	BRL	4,403,000	2,995	(15,517)
	01/2019	BRL	934,600	$	254,993	25,315	0
	01/2019		90,507		340,000	0	(6,952)
CBK	10/2018	BRL	105,000	$	30,818	4,819	0
	10/2018	DKK	104,590		17,137	853	0
	10/2018	EUR	684,952		796,519	1,255	0
	10/2018	JPY	55,891,000		504,389	12,138	0
	10/2018	RUB	4,141,979		60,675	0	(2,405)
	10/2018	SEK	1,732,890		190,487	0	(4,496)
	10/2018	$	14,859	ARS	536,087	0	(2,082)
	10/2018		30,030	AUD	42,139	430	0
	10/2018		26,224	BRL	105,000	0	(225)
	10/2018		732,665	CAD	946,601	214	0
	10/2018		29,121	EUR	24,831	1	(292)
	10/2018		4,709	JPY	527,500	0	(66)
	10/2018		62,871	MXN	1,215,100	1,816	0
	10/2018		452,596	RUB	31,254,327	23,732	0
	10/2018		1,737	TRY	9,460	0	(188)
	11/2018	JPY	228,910,000	$	2,073,320	52,833	0
	11/2018	MXN	16,512,097		864,750	0	(11,695)
	11/2018	NGN	284,250		750	0	(29)
	11/2018	$	26,931	EUR	23,178	45	0
	11/2018		506,857	MXN	9,938,100	20,647	0
	11/2018		205,468	RUB	14,052,812	8,060	0
	12/2018	JPY	21,430,000	$	192,536	2,797	0
	12/2018	TRY	302,464		45,132	0	(2,546)
	12/2018	$	790	IDR	11,836,335	0	(6)
	12/2018		155,554	INR	11,419,234	0	(22)
	12/2018		25,564	TRY	170,443	1,207	0
	01/2019	BRL	352,200	$	92,633	6,080	0
	02/2019	AUD	1,200		872	3	0
DUB	10/2018	$	17,952	RUB	1,266,514	1,326	0
	10/2018		4,023	TRY	25,101	112	0
	11/2018	ARS	10,898	$	331	82	0
	11/2018	BRL	80,072		19,874	94	0
FBF	10/2018	$	50,316	RUB	3,525,320	3,446	0
GLM	10/2018	AUD	123,537	$	89,384	85	0
	10/2018	BRL	2,134,161		635,020	106,634	(62)
	10/2018	CAD	20,800		15,854	0	(253)
	10/2018	DKK	736,300		119,470	5,037	(204)
	10/2018	EUR	213,096		247,866	540	(89)
	10/2018	GBP	454,361		591,853	0	(362)
	10/2018	JPY	239,600		2,126	17	0
	10/2018	RUB	6,201,294		89,865	0	(4,740)
	10/2018	SEK	4,267,055		483,617	3,493	0
	10/2018	TRY	9,460		1,870	320	0
	10/2018	$	4,010	ARS	123,710	0	(1,074)
	10/2018		4,762	AUD	6,566	0	(16)
	10/2018		534,716	BRL	2,134,161	0	(6,269)
	10/2018		4,886	CAD	6,312	4	(3)
	10/2018		33,148	EUR	28,231	0	(371)
	10/2018		1,450,491	GBP	1,105,890	0	(9,074)
	10/2018		13,149	JPY	1,473,300	0	(182)
	10/2018		32,566	MXN	619,652	546	0
	10/2018		74,782	RUB	5,279,609	5,573	0
	10/2018		48,582	TRY	302,326	1,225	0
	11/2018	BRL	52,932	$	13,132	56	0
	11/2018	GBP	1,159,231		1,522,612	9,595	0

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2018	ILS	25,579	$	6,963	$0	$(85)
	11/2018	TRY	129,785		19,540	0	(1,488)
	11/2018	$	2,131	JPY	239,600	0	(17)
	11/2018		183,707	MXN	3,575,943	6,101	0
	11/2018		156,377	RUB	10,000,000	0	(4,430)
	11/2018		2,436	ZAR	32,875	0	(121)
	12/2018		19,254	RUB	1,276,059	80	0
	01/2019		65,364	BRL	246,200	0	(4,860)
	01/2019		5,552	DKK	35,405	8	0
HUS	10/2018	ARS	30,500	$	794	59	0
	10/2018	CAD	213,703		164,402	0	(1,068)
	10/2018	DKK	30,755		4,840	52	0
	10/2018	EUR	1,147,174		1,345,578	13,642	0
	10/2018	NGN	1,127,400		3,000	0	(97)
	10/2018	RUB	1,253,118		19,027	0	(75)
	10/2018	SEK	1,750,810		194,067	0	(2,933)
	10/2018	TRY	176,729		27,138	0	(1,608)
	10/2018	$	5,910	ARS	205,577	0	(1,003)
	10/2018		69	MXN	1,311	1	0
	10/2018		269,542	RUB	17,740,031	5,165	(4,252)
	10/2018		1,365,110	SEK	12,378,192	29,917	(2,247)
	10/2018		26,171	TRY	171,343	1,696	0
	11/2018	MXN	1,311	$	69	0	(1)
	11/2018	NOK	7,900		952	0	(21)
	11/2018	SEK	3,690,362		418,665	2,382	0
	11/2018	TRY	181,172		26,900	0	(2,175)
	11/2018	$	1,825	ARS	75,281	0	(134)
	11/2018		69,456	CAD	89,993	265	0
	11/2018		584,365	MXN	11,368,005	19,037	0
	11/2018		223,485	RUB	14,513,578	2,123	(5,078)
	11/2018		1,666	TRY	10,890	72	0
	11/2018		29,737	ZAR	443,347	1,731	(245)
	11/2018	ZAR	32,875	$	2,438	123	0
	12/2018	CNH	21,997		3,225	38	0
	12/2018	INR	1,846,000		25,000	0	(143)
	12/2018	THB	372,860		11,460	0	(98)
	12/2018	TRY	161,188		23,600	0	(1,926)
	03/2019	EUR	58,400		74,478	5,700	0
	12/2019	$	13,263	ARS	797,759	590	0
IND	10/2018	CAD	8,000	$	6,074	0	(120)
	11/2018	MXN	965,064		49,393	0	(1,832)
JPM	10/2018	BRL	2,800,650		714,335	20,856	0
	10/2018	CAD	515,559		397,884	0	(1,272)
	10/2018	DKK	142,595		22,507	307	0
	10/2018	EUR	510,969		595,129	1,869	0
	10/2018	JPY	46,752,200		414,906	3,427	0
	10/2018	NGN	3,874,100		10,250	0	(392)
	10/2018	RUB	24,866,048		355,336	0	(23,521)
	10/2018	TRY	542,818		87,998	0	(1,888)
	10/2018	$	3,401	AUD	4,725	14	0
	10/2018		715,210	BRL	2,800,650	265	(21,995)
	10/2018		22,509	DKK	142,595	0	(308)
	10/2018		26,563	EUR	22,675	0	(236)
	10/2018		3,503	GBP	2,650	0	(49)
	10/2018		112,471	JPY	12,693,300	0	(754)
	10/2018		536,660	MXN	10,359,051	14,817	0
	10/2018		163,297	RUB	10,810,738	4,363	(2,811)
	11/2018	JPY	12,693,300	$	112,725	757	0
	11/2018	MXN	3,545,793		184,950	0	(3,257)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	35

Summary Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2018	NGN	3,947,942	$	10,500	$0	$(297)
	11/2018	$	13,249	ARS	528,500	0	(1,252)
	11/2018		251,308	MXN	4,900,000	8,779	0
	11/2018		68,136	RUB	4,331,095	0	(2,326)
	11/2018		144,554	TRY	928,121	4,342	0
	01/2019	AUD	25,000	$	18,155	69	0
	01/2019	BRL	116,341		31,507	2,917	0
	12/2019	$	4,745	ARS	280,906	133	0
MSB	10/2018	BRL	58,300	$	16,914	2,478	0
	10/2018	NGN	281,437		750	0	(23)
	10/2018	$	14,561	BRL	58,300	0	(125)
	12/2018		378,155	INR	27,588,301	0	(2,397)
MYI	10/2018	SEK	4,902,700	$	554,920	3,274	0
	11/2018	JPY	149,010,000		1,348,095	33,397	0
	11/2018	$	556,301	SEK	4,902,700	0	(3,263)
NAB	10/2018		2,627,842	EUR	2,250,828	0	(14,517)
	10/2018		2,376	JPY	263,700	0	(55)
	11/2018	EUR	2,250,828	$	2,634,235	14,584	0
	03/2019		14,800		18,804	1,374	0
NGF	11/2018	$	18,850	ARS	571,343	0	(5,785)
	12/2018	INR	1,846,000	$	25,000	0	(143)
	12/2018	$	2,211	SGD	3,023	5	0
RBC	10/2018	CAD	232,251	$	176,249	0	(3,564)
	10/2018	EUR	35,886		41,962	297	0
	10/2018	GBP	769,385		1,000,821	0	(1,996)
	10/2018	$	1,239	CAD	1,614	10	0
	11/2018		36,706	MXN	720,058	1,514	0
RYL	10/2018		12,333	RUB	848,942	621	0
SCX	10/2018	DKK	2,713,888	$	441,163	18,630	0
	10/2018	EUR	804,967		944,573	9,965	0
	10/2018	INR	2,023,288		27,667	0	(109)
	10/2018	NGN	2,838,660		7,518	0	(279)
	10/2018	RUB	7,489,835		110,380	0	(3,853)
	10/2018	TRY	71,525		10,780	0	(898)
	10/2018	$	10,445	DKK	66,162	0	(144)
	10/2018		10,256	GBP	7,778	0	(118)
	10/2018		70,680	RUB	4,836,279	3,090	0
	11/2018	NGN	704,222	$	1,837	0	(95)
	11/2018	$	46,081	TRY	308,236	3,105	0
	12/2018	KRW	367,809	$	332	0	(1)
	12/2018	$	6,019	INR	432,804	0	(124)
SOG	10/2018	DKK	3,421,655	$	562,817	30,089	0
	10/2018	SEK	1,101,375		121,156	0	(2,769)
	10/2018	$	279,843	RUB	19,149,529	12,221	0
	11/2018	GBP	6,071	$	7,774	0	(154)
	11/2018	$	79,856	RUB	5,116,233	0	(2,116)
	11/2018		46,081	TRY	307,429	2,976	0
	12/2018		107,204	RUB	7,351,825	4,184	0
SSB	10/2018	CAD	17,400	$	13,246	0	(228)
	10/2018	DKK	361,542		60,603	4,313	0
	10/2018	JPY	13,715,400		123,591	2,878	0
	10/2018	$	6,834	CAD	8,876	38	0
	10/2018		7,540	JPY	836,700	0	(177)
	11/2018	ARS	1,819,594	$	56,685	15,077	0
	12/2018	$	1,511	MYR	6,243	0	(4)
TOR	10/2018	DKK	1,170,452	$	189,900	7,669	0
	10/2018	$	341	DKK	2,205	2	0
	11/2018	MXN	383,719	$	19,697	0	(671)

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
UAG	10/2018	CAD	17,600	$	13,380	$0	$(249)
	10/2018	JPY	94,640,000		858,736	24,648	0
	10/2018	RUB	969,901		14,720	0	(65)
	10/2018	$	1,210,786	EUR	1,035,479	0	(8,543)
	10/2018		56,057	RUB	3,876,179	3,068	0
	10/2018		84,543	TRY	553,799	6,166	0
	11/2018	JPY	72,880,000	$	657,450	13,925	0
	11/2018	SEK	1,376,638		155,615	326	0
	11/2018	$	10,827	JPY	1,193,000	0	(294)
	11/2018		77,757	TRY	519,336	5,852	0
	12/2018		292,036	RUB	20,000,000	10,987	0
	04/2019	EUR	21,600	$	27,226	1,713	0

Total Forward Foreign Currency Contracts						$1,154,981	$(279,668)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC USD versus INR	INR	68.500	12/06/2018	$ 250,000	$276	$79
GLM	Put - OTC USD versus INR		67.000	11/22/2018	30,300	24	2
	Put - OTC USD versus INR		68.500	12/07/2018	104,800	105	34
HUS	Put - OTC USD versus INR		68.500	12/05/2018	170,800	143	53
JPM	Put - OTC USD versus INR		68.500	12/05/2018	212,500	234	66
MYI	Put - OTC USD versus INR		67.000	11/20/2018	118,300	100	6

						$882	$240

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$	84,000	$4,032	$6,534
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019		20,000	920	1,594
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019		60,200	2,890	4,716

								$7,842	$12,844

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2048	$68.000	10/04/2018	$20,300	$1	$ 0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048	73.000	10/04/2018	588,700	23	0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	73.500	11/06/2018	596,000	23	0
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2048	76.500	10/04/2018	51,000	2	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	37

Summary Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
GSC	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048	$82.000	11/06/2018	$41,000	$3	$0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2048	68.000	11/06/2018	80,000	3	0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	70.000	11/06/2018	1,256,000	49	0
	Put - OTC Fannie Mae, TBA 4.500% due 11/01/2048	74.000	11/06/2018	30,000	1	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 12/01/2048	67.000	12/06/2018	1,000,000	39	0
	Put - OTC Fannie Mae, TBA 3.000% due 12/01/2048	70.000	12/06/2018	703,000	28	0
	Put - OTC Fannie Mae, TBA 3.500% due 12/01/2048	74.000	12/06/2018	980,000	38	0
	Put - OTC Fannie Mae, TBA 3.500% due 12/01/2048	78.000	12/06/2018	1,000,000	39	0

					$249	$0

Total Purchased Options					$8,973	$13,084

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.734	10/23/2018	AUD	199,300	$(761)	$(363)
	Call - OTC AUD versus USD		0.739	11/20/2018		199,300	(960)	(583)
	Call - OTC USD versus ZAR	ZAR	15.400	10/29/2018	$	186,300	(2,878)	(510)
BPS	Put - OTC USD versus CAD	CAD	1.282	10/26/2018		327,900	(1,889)	(1,425)
	Put - OTC USD versus RUB	RUB	66.740	10/02/2018		207,100	(1,108)	(3,899)
	Call - OTC USD versus RUB		67.100	10/11/2018		120,180	(3,697)	(303)
BRC	Put - OTC USD versus MXN	MXN	19.040	10/18/2018		240,100	(1,988)	(4,754)
CBK	Put - OTC USD versus RUB	RUB	68.000	10/16/2018		250,000	(2,200)	(9,659)
	Put - OTC USD versus RUB		68.500	10/18/2018		164,600	(2,231)	(7,540)
	Put - OTC USD versus RUB		68.450	10/19/2018		238,300	(1,900)	(10,714)
	Call - OTC USD versus RUB		68.000	10/23/2018		134,000	(3,824)	(499)
	Call - OTC USD versus TRY	TRY	6.800	11/09/2018		97,400	(3,702)	(960)
	Call - OTC USD versus TRY		7.700	12/07/2018		100,000	(3,101)	(649)
	Call - OTC USD versus TRY		7.015	12/21/2018		96,900	(3,635)	(1,861)
DUB	Put - OTC USD versus MXN	MXN	18.930	10/23/2018		100,000	(730)	(1,645)
	Put - OTC USD versus RUB	RUB	68.500	10/26/2018		50,600	(450)	(2,326)
GLM	Put - OTC USD versus MXN	MXN	18.780	10/11/2018		129,200	(788)	(1,195)
	Put - OTC USD versus RUB	RUB	66.900	10/12/2018		250,000	(2,106)	(5,752)
	Put - OTC USD versus RUB		68.220	10/29/2018		236,500	(1,983)	(10,075)
	Call - OTC USD versus TRY	TRY	7.280	11/02/2018		142,700	(3,612)	(413)
	Call - OTC USD versus ZAR	ZAR	16.200	11/09/2018		125,000	(2,393)	(233)
HUS	Put - OTC USD versus MXN	MXN	18.900	10/09/2018		216,100	(1,301)	(2,857)
	Call - OTC USD versus TRY	TRY	6.910	10/26/2018		117,400	(2,160)	(444)
	Call - OTC USD versus TRY		7.400	11/19/2018		37,500	(1,188)	(194)
	Call - OTC USD versus TRY		7.700	12/10/2018		31,100	(955)	(216)
	Call - OTC USD versus ZAR	ZAR	16.050	11/15/2018		196,200	(2,556)	(556)
JPM	Put - OTC USD versus SEK	SEK	8.830	10/17/2018		141,800	(671)	(799)
MYI	Call - OTC USD versus MXN	MXN	19.650	10/04/2018		250,000	(1,798)	(23)
	Put - OTC USD versus MXN		18.850	10/17/2018		150,000	(990)	(1,929)
SCX	Put - OTC USD versus RUB	RUB	66.860	10/05/2018		220,600	(1,679)	(4,639)
	Call - OTC USD versus RUB		67.550	10/09/2018		250,000	(5,647)	(353)
	Call - OTC USD versus TRY	TRY	7.110	10/23/2018		53,900	(1,274)	(107)
	Call - OTC USD versus ZAR	ZAR	16.000	10/26/2018		111,700	(1,510)	(99)

							$(67,665)	$(77,574)

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(70)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	0
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(7)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(4)

						$(71,048)	$(82)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$ 369,200	$(4,033)	$(8,971)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	88,200	(926)	(2,143)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	264,700	(2,887)	(6,447)

							$(7,846)	$(17,561)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2048	$ 99.563	12/06/2018	$ 155,000	$(242)	$(215)

Total Written Options					$(146,801)	$(95,432)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.252%	$	28,400	$239	$(76)	$163	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.354		171,300	(250)	556	306	0
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.432		79,600	(2,002)	410	0	(1,592)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	39

Summary Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	1.335%	$	47,700	$(5,272)	$5,094	$0	$(178)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.565		1,800	(276)	262	0	(14)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.852		10,000	(2,119)	1,959	0	(160)
BRC	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.354		88,200	(219)	376	157	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.335		8,300	(1,479)	1,448	0	(31)
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.349		9,600	(261)	121	0	(140)
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.361		10,000	23	314	337	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.252		45,000	287	(29)	258	0
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.361		85,000	261	2,601	2,862	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.533		10,000	102	149	251	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.335		11,400	(1,214)	1,171	0	(43)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.565		100	(16)	15	0	(1)
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.130		36,800	185	(100)	85	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.020		900	(43)	1	0	(42)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.884		16,500	13	1	14	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.335		2,400	(221)	212	0	(9)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.565		2,300	(420)	402	0	(18)
	U.S. Treasury Notes	0.250	Quarterly	12/20/2018	0.083	EUR	25,000	(86)	99	13	0
JPM	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2020	5.045	$	10,000	(610)	618	8	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.335		8,800	(993)	960	0	(33)
	Russia Government International Bond	1.000	Quarterly	12/20/2023	1.432		165,630	(4,314)	1,002	0	(3,312)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.020		26,200	(1,330)	100	0	(1,230)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.361		10,000	16	321	337	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.335		94,500	(8,746)	8,393	0	(353)

								$(28,745)	$26,380	$4,791	$(7,156)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$15,458	$(3,443)	$2,324	$0	$(1,119)
CBK	MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	70,750	(131)	1,292	1,161	0
	MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	61,950	95	1,074	1,169	0
GST	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	21,400	(798)	965	167	0
	MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	201,800	(373)	3,684	3,311	0
	MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	87,000	208	1,433	1,641	0
JPS	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	17,500	(665)	871	206	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,000	(183)	226	43	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,600	(315)	374	59	0
MEI	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	74,000	(3,879)	4,749	870	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	9,600	(498)	600	102	0

						$(9,982)	$17,592	$8,729	$(1,119)

Total Swap Agreements						$(38,727)	$43,972	$13,520	$(8,275)

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$0	$0	$0	$0	$(107)	$0	$0	$(107)	$(107)	$0	$(107)
BOA	114,397	6,534	469	121,400	(6,046)	(10,427)	(1,592)	(18,065)	103,335	(94,640)	8,695
BPS	47,443	79	0	47,522	(37,907)	(5,627)	(352)	(43,886)	3,636	2,796	6,432
BRC	79,693	0	157	79,850	(17,214)	(4,754)	(1,150)	(23,118)	56,732	(50,080)	6,652
BSH	248,160	0	0	248,160	(22,469)	0	0	(22,469)	225,691	(228,720)	(3,029)
CBK	136,930	0	2,667	139,597	(24,052)	(31,953)	(140)	(56,145)	83,452	(60,550)	22,902
DUB	1,614	0	258	1,872	0	(3,971)	0	(3,971)	(2,099)	(438)	(2,537)
FAR	0	0	0	0	0	(215)	0	(215)	(215)	277	62
FBF	3,446	0	0	3,446	0	0	0	0	3,446	(1,400)	2,046
GLM	139,314	6,346	0	145,660	(33,700)	(26,258)	0	(59,958)	85,702	(77,910)	7,792
GST	0	0	8,317	8,317	0	0	(86)	(86)	8,231	(7,520)	711
HUS	82,593	53	27	82,673	(23,104)	(4,267)	(27)	(27,398)	55,275	(47,173)	8,102
IND	0	0	0	0	(1,952)	0	0	(1,952)	(1,952)	1,637	(315)
JPM	62,915	66	8	62,989	(60,358)	(810)	(4,575)	(65,743)	(2,754)	7,777	5,023
JPS	0	0	308	308	0	0	0	0	308	(270)	38
MEI	0	0	972	972	0	0	0	0	972	(860)	112
MSB	2,478	0	0	2,478	(2,545)	0	0	(2,545)	(67)	(2,540)	(2,607)
MYC	0	0	337	337	0	0	(353)	(353)	(16)	(34)	(50)
MYI	36,671	6	0	36,677	(3,263)	(1,952)	0	(5,215)	31,462	(22,040)	9,422
NAB	15,958	0	0	15,958	(14,572)	0	0	(14,572)	1,386	(1,130)	256
NGF	5	0	0	5	(5,928)	0	0	(5,928)	(5,923)	5,342	(581)
RBC	1,821	0	0	1,821	(5,560)	0	0	(5,560)	(3,739)	6,132	2,393
RYL	621	0	0	621	0	0	0	0	621	(640)	(19)
SAL	0	0	0	0	0	0	0	0	0	(120)	(120)
SCX	34,790	0	0	34,790	(5,621)	(5,198)	0	(10,819)	23,971	(17,080)	6,891
SOG	49,470	0	0	49,470	(5,039)	0	0	(5,039)	44,431	(42,410)	2,021
SSB	22,306	0	0	22,306	(409)	0	0	(409)	21,897	(19,910)	1,987
TOR	7,671	0	0	7,671	(671)	0	0	(671)	7,000	(5,995)	1,005
UAG	66,685	0	0	66,685	(9,151)	0	0	(9,151)	57,534	(58,103)	(569)

Total Over the Counter	$1,154,981	$13,084	$13,520	$1,181,585	$(279,668)	$ (95,432)	$(8,275)	$(383,375)

(s)

Securities with an aggregate market value of $25,767 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	41

Summary Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$333	$333
Futures	0	0	0	0	166,442	166,442
Swap Agreements	0	229	0	0	32,163	32,392

	$0	$229	$0	$0	$198,938	$199,167

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,154,981	$0	$1,154,981
Purchased Options	0	0	0	240	12,844	13,084
Swap Agreements	0	13,520	0	0	0	13,520

	$0	$13,520	$0	$1,155,221	$12,844	$1,181,585

	$0	$13,749	$0	$1,155,221	$211,782	$1,380,752

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$50,564	$50,564
Swap Agreements	0	164	0	0	16,122	16,286

	$0	$164	$0	$0	$66,686	$66,850

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$279,668	$0	$279,668
Written Options	0	0	0	77,574	17,858	95,432
Swap Agreements	0	8,275	0	0	0	8,275

	$0	$8,275	$0	$357,242	$17,858	$383,375

	$0	$8,439	$0	$357,242	$84,544	$450,225

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5,199)	$(5,199)
Written Options	0	0	0	0	7,356	7,356
Futures	0	0	0	0	(222,624)	(222,624)
Swap Agreements	0	28,636	0	0	27,230	55,866

	$0	$28,636	$0	$0	$(193,237)	$(164,601)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$305,573	$0	$305,573
Purchased Options	0	(444)	0	(47)	(773)	(1,264)
Written Options	0	3,984	0	58,956	9,242	72,182
Swap Agreements	0	9,857	0	0	(1,570)	8,287

	$0	$13,397	$0	$364,482	$6,899	$384,778

	$0	$42,033	$0	$364,482	$(186,338)	$220,177

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(10)	$(10)
Written Options	0	0	0	0	(1,206)	(1,206)
Futures	0	0	0	0	(68,975)	(68,975)
Swap Agreements	0	7,146	0	0	125,178	132,324

	$0	$7,146	$0	$0	$54,987	$62,133

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,353,225	$0	$1,353,225
Purchased Options	0	52	0	(643)	47,915	47,324
Written Options	0	(1,284)	0	(16,390)	(54,878)	(72,552)
Swap Agreements	0	(1,394)	0	0	254	(1,140)

	$0	$(2,626)	$0	$1,336,192	$(6,709)	$1,326,857

	$0	$4,520	$0	$1,336,192	$48,278	$1,388,990

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$82,881	$520,676	$603,557
Corporate Bonds & Notes
Banking & Finance	0	17,667,584	96,187	17,763,771
Industrials	0	3,519,022	40,547	3,559,569
Utilities	0	1,604,487	0	1,604,487
Municipal Bonds & Notes
Alabama	0	11,660	0	11,660
California	0	82,117	0	82,117
Connecticut	0	183	0	183
Georgia	0	60,334	0	60,334
Illinois	0	40,845	0	40,845

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	43

Summary Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Iowa	$0	$22,217	$0	$22,217
Massachusetts	0	14,726	0	14,726
Michigan	0	269	0	269
New Jersey	0	3,383	0	3,383
New York	0	5,326	0	5,326
Ohio	0	3,768	0	3,768
Pennsylvania	0	9,543	0	9,543
Rhode Island	0	188	0	188
South Carolina	0	202	0	202
West Virginia	0	130,749	0	130,749
U.S. Government Agencies	0	41,502,808	491	41,503,299
U.S. Treasury Obligations	0	9,165,532	0	9,165,532
Non-Agency Mortgage-Backed Securities	0	8,797,945	1,333,742	10,131,687
Asset-Backed Securities	0	8,335,207	1,501	8,336,708
Sovereign Issues	0	1,423,603	0	1,423,603
Mutual Funds	1	0	0	1
Common Stocks
Consumer Discretionary	48	0	0	48
Preferred Securities
Banking & Finance	0	4,180	0	4,180
Short-Term Instruments
Commercial Paper	0	573,144	106,332	679,476
Short-Term Notes	0	90,020	0	90,020
Argentina Treasury Bills	0	363,208	0	363,208
Greece Treasury Bills	0	211,618	0	211,618
Japan Treasury Bills	0	10,330,606	0	10,330,606
Nigeria Treasury Bills	0	32,831	0	32,831
U.S. Treasury Bills	0	303,733	0	303,733
	$49	$104,393,919	$2,099,476	$106,493,444

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,382,365	$0	$0	$8,382,365
Total Investments	$8,382,414	$104,393,919	$2,099,476	$114,875,809

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(24,484)	$0	$(24,484)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	166,467	32,700	0	199,167
Over the counter	0	1,181,585	0	1,181,585
	$166,467	$1,214,285	$0	$1,380,752

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(50,564)	(16,286)	0	(66,850)
Over the counter	0	(383,375)	0	(383,375)
	$(50,564)	$(399,661)	$0	$(450,225)
Total Financial Derivative Instruments	$115,903	$814,624	$0	$930,527
Totals	$8,498,317	$105,184,059	$2,099,476	$115,781,852

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2018.

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2018(1)
Investments in Securities, at Value
Loan Participations and Assignments	$76,185	$524,810	$(72,290)	$52	$156	$(3,254)	$0	$(4,983)	$520,676	$(3,165)
Corporate Bonds & Notes
Banking & Finance	99,216	0	(419)	0	(4)	(2,606)	0	0	96,187	(2,606)
Industrials	37,240	0	(335)	47	(2)	0	3,597	0	40,547	0
U.S. Government Agencies	1,047	0	(566)	1	(10)	19	0	0	491	19
Non-Agency Mortgage-Backed Securities	2,405,936	1,287,039	(991,017)	(615)	695	(67,493)	0	(1,300,803)	1,333,742	(18,050)
Asset-Backed Securities	466,285	1,744	(260,499)	1	(12)	(714)	0	(205,304)	1,501	12
Short-Term Instruments
Short-Term Notes	32,625	0	(32,625)	0	0	0	0	0	0	0
Commercial Paper	0	106,639	0	13	0	(320)	0	0	106,332	(320)

Totals	$3,118,534	$1,920,232	$(1,357,751)	$(501)	$823	$(74,368)	$3,597	$(1,511,090)	$2,099,476	$(24,110)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$59,400	Indicative Market Quotation	Broker Quote	99.000
	147,316	Other Valuation Techniques(2)	—	—
	274,160	Proxy Pricing	Base Price	97.000-99.928
	39,800	Third Party Vendor	Broker Quote	99.500
Corporate Bonds & Notes
Banking & Finance	1	Other Valuation Techniques(2)	—	—
	80,532	Proxy Pricing	Base Price	99.521
	15,654	Reference Instrument	Option Adjusted Spread	500.644 bps
Industrials	36,420	Reference Instrument	Yield	10.040
	4,127	Third Party Vendor	Broker Quote	100.000-105.560
U.S. Government Agencies	319	Proxy Pricing	Base Price	100.019
	172	Proxy Pricing	Base Price	98.294
Non-Agency Mortgage-Backed Securities	28	Other Valuation Techniques(2)	—	—
	1,172	Proxy Pricing	Base Price	10.000-100.000
	1,304,707	Proxy Pricing	Base Price	33.855-100.000
	27,835	Third Party Vendor	Broker Quote	86.133
Asset-Backed Securities	1,338	Proxy Pricing	Base Price	100.250-101.000
	163	Third Party Vendor	Broker Quote	100.000
Short-Term Instruments
Commercial Paper	106,332	Proxy Pricing	Base Price	96.063-99.078

Total	$2,099,476

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	45

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

46	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2018

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	47

Notes to Financial Statements (Cont.)

paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Consolidated Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Consolidated Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

48	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2018

In August 2018, the FASB issued ASU 2018-13 which amends ASC 820 to modify the disclosure requirements on fair value measurements. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes

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Notes to Financial Statements (Cont.)

obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes

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are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

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Notes to Financial Statements (Cont.)

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models.

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The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other

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series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$6,558,759	$134,116	$0	$0	$10,578	$6,703,453	$84,122	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$6,651,218	$22,225,009	$(27,200,100)	$3,031	$(246)	$1,678,912	$44,326	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all

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Notes to Financial Statements (Cont.)

holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and

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the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized

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Notes to Financial Statements (Cont.)

appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2018 are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and

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delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

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Notes to Financial Statements (Cont.)

(c) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate

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such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the

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Notes to Financial Statements (Cont.)

underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for

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differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to

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Notes to Financial Statements (Cont.)

reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

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Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may

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result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

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Notes to Financial Statements (Cont.)

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	69

Notes to Financial Statements (Cont.)

investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R
0.25%	0.21%	0.31%	0.41%(1)	0.21%	0.30%	0.35%	0.35%

(1)	PIMCO has contractually agreed, through July 31, 2019, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

70	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2018

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2018, the Distributor retained $3,453,163 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	71

Notes to Financial Statements (Cont.)

Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for amounts waived pursuant to the Expense Limitation Agreement in future periods, not to exceed thirty-six months after the waiver. At September 30, 2018, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2018, were as follows (amounts in thousands†):

Purchases	Sales
$709,598	$89,229

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of

72	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2018

performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$303,197,525	$294,858,251	$14,231,492	$5,031,017

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	382,676	$3,815,657	1,086,152		$11,104,693
I-2	36,052	359,589	98,316		1,004,791
I-3	14,593	145,851	0		0
Administrative Class	17,559	175,121	62,764		641,820
Class D	0	0	45,193		461,943
Class A	104,779	1,046,572	476,807	(a)	4,810,669	(a)
Class C	1,917	19,139	8,213		84,072
Class R	5,343	53,282	16,486		168,659

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	73

Notes to Financial Statements (Cont.)

	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount

Issued as reinvestment of distributions
Institutional Class	67,524	$673,072	124,269		$1,270,558
I-2	3,504	34,927	6,253		63,926
I-3	79	782	0		0
Administrative Class	3,218	32,076	6,787		69,406
Class D	0	0	8,040		82,325
Class A	9,249	92,197	9,773		99,932
Class C	1,163	11,590	2,576		26,343
Class R	860	8,574	1,820		18,609

Cost of shares redeemed
Institutional Class	(530,170)	(5,287,143)	(993,596)		(10,150,093)
I-2	(50,142)	(499,713)	(109,482)		(1,118,788)
I-3	(411)	(4,085)	0		0
Administrative Class	(55,472)	(552,898)	(127,103)		(1,301,175)
Class D	0	0	(480,293	)(a)	(4,848,277	)(a)
Class A	(121,357)	(1,210,016)	(191,745)		(1,960,734)
Class C	(33,216)	(331,147)	(115,772)		(1,181,308)
Class R	(13,796)	(137,566)	(42,109)		(430,617)
Net increase (decrease) resulting from Fund share transactions	(156,048)	$(1,554,139)	(106,651)		$(1,083,246)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 372,992 Class D shares in the amount of $3,751,295 converted into Class A shares of the Fund.

14. BASIS FOR CONSOLIDATION

The consolidated financial statements include the accounts of the Fund and MLM 700, LLC, a Delaware limited liability company (the “Subsidiary”). Similarly, the consolidated Schedule of Investments includes the portfolio holdings of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Subsidiary was formed as a wholly owned subsidiary of the Fund and acts as an investment vehicle in order to acquire residential mortgage loans consistent with the Fund’s investment objectives and policies. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	05/07/2018
Consolidated Fund Net Assets	$69,351,976
Subsidiary % of Fund Net Assets	0%
Subsidiary Financial Statement Information
Total assets	$1
Total liabilities	0
Net assets	$1
Total income	0
Net investment income (loss)	0
Net realized gain (loss)	0
Net change in unrealized appreciation (depreciation)	0
Increase (decrease) in net assets resulting from operations	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand

74	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2018

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Total Return Fund	$41,194	$1,609,586

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$115,627,695	$2,645,221	$(2,552,009)	$93,212

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	75

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2018

17. SUBSEQUENT EVENTS

Effective October 1, 2018, the Supervisory and Administrative fee for Class C and Class R shares of the Fund each decreased by 0.05% from 0.35% to 0.30% causing the Fund’s Total Annual Fund Operating Expenses to decrease.

There were no other subsequent events identified that require recognition or disclosure.

76	PIMCO TOTAL RETURN FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JML	JP Morgan Securities Plc
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BOM	Bank of Montreal	JPS	JP Morgan Securities, Inc.
BOS	Banc of America Securities LLC	MEI	Merrill Lynch International
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
BSH	Banco Santander S.A. - New York Branch	MYI	Morgan Stanley & Co. International PLC
BSN	Bank of Nova Scotia	NAB	National Australia Bank Ltd.
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
CFR	Credit Suisse Securities (Europe) Ltd.	NOM	Nomura Securities International Inc.
CIB	Canadian Imperial Bank of Commerce	NXN	Natixis New York
COM	Commerz Bank AG	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RCY	Royal Bank of Canada
FAR	Wells Fargo Bank National Association	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SAL	Citigroup Global Markets, Inc.
FOB	Credit Suisse Securities (USA) LLC	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GRE	RBS Securities, Inc.	SSB	State Street Bank and Trust Co.
GSC	Goldman Sachs & Co.	TDM	TD Securities (USA) LLC
GST	Goldman Sachs International	TOR	Toronto Dominion Bank
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	KRW	South Korean Won
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NGN	Nigerian Naira
CHF	Swiss Franc	NOK	Norwegian Krone
CNH	Chinese Renminbi (Offshore)	RUB	Russian Ruble
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish New Lira
ILS	Israeli Shekel	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter
MSE	Montreal Stock Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor
BTP	Buoni del Tesoro Poliennali	RMBS	Residential Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	77

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 20-21, 2018, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2019. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2019. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2019.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds,

78	PIMCO TOTAL RETURN FUND

(Unaudited)

where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received information on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2018 meeting. The Independent Trustees also conducted several in-person meetings with counsel to the Trust and the Independent Trustees, including one on July 18, 2018, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements, the Board received comparative information on the performance and the fees and expenses of other peer group funds and share classes. The Board also requested and received supplemental information regarding, among other information: business strategy with regard to certain funds, fund performance, the expense structure of certain funds and competitive comparisons of the total expense ratios of certain funds and classes, and historical changes to advisory and supervisory and administrative fees and related information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	79

Approval of Investment Advisory Contract and Other Agreements (Cont.)

management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2017, including, but not limited to upgrading the global network and infrastructure to support trading and risk management systems; enhancing and continuing to expand capabilities within the pre-trade compliance platform; enhancing flexible client reporting capabilities to support increased differentiation within local markets; developing new application and database frameworks to support new trading strategies; expanding proprietary applications suites to enrich capabilities across Compliance, Analytics, Risk Management, Client Reporting, Attribution and Customer Relationship management; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program and global business continuity functions; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; engaging a third party service provider to implement the SEC reporting modernization regime; expanding the Fund Treasurer’s Office; enhancing a proprietary application to provide portfolio managers with more timely and high quality income reporting; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; upgrading a proprietary application to allow shareholder subscription and redemption data to pass to portfolio managers more quickly and efficiently; and continuing to expand the pricing portal and the proprietary performance reconciliation tool. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund,

80	PIMCO TOTAL RETURN FUND

(Unaudited)

PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 and other performance data, as available, over short- and long-term periods ended June 30, 2018 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 20-21, 2018 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

March 31, 2018. The Board also noted that, as of March 31, 2018, 75%, 71% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of June 30, 2018, 91%, 87% and 93% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net of fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes at scale. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average

82	PIMCO TOTAL RETURN FUND

(Unaudited)

and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Broadridge. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Broadridge, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Strategic Bond Fund by 15 basis points and waive the Fund’s supervisory and administrative fee by five basis points for each share class of the Fund for an initial term from October 1, 2018 through July 31, 2021. The

84	PIMCO TOTAL RETURN FUND

(Unaudited)

Board considered that the purpose of the proposal is to reflect recent changes to the Fund’s strategy and realign its position.

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the PIMCO Strategic Bond Fund after the proposals to decrease its fees, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year under both the adjusted asset profitability method (formerly known as the “difficulty factor” method) and the profit and loss method, which were each utilized to calculate profitability. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to PIMCO’s relationship with the Funds were within the ranges of publicly traded fund companies reported by Broadridge and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics, senior management supervision, governance and oversight of those services, and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

86	PIMCO TOTAL RETURN FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4016SAR_093018

PIMCO Funds

Semiannual Report

September 30, 2018

PIMCO TRENDS Managed Futures Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following this letter is the PIMCO Funds Semiannual Report which covers the six-month reporting period ended September 30, 2018. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the first quarter of 2018. During the second quarter of 2018 GDP growth rose to an annual pace of 4.2%, representing the strongest pace since the third quarter of 2014. The Commerce Department’s initial reading — released after the end of the reporting period — showed that third-quarter 2018 GDP grew at an annual pace of 3.5%.

The Federal Reserve (the “Fed”) continued to normalize monetary policy during the reporting period. In June 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. At its September 2018 meeting, the Fed again increased rates to a range between 2.00% and 2.25%. In addition to increasing the federal funds rate, the Fed continued to reduce its balance sheet during the reporting period.

Economic activity outside the U.S. initially accelerated during the reporting period, but moderated somewhat as the reporting period progressed. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. The Bank of England raised rates at its meeting in August 2018 and the Bank of Canada raised rates once during the reporting period. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, and that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period as short-term rates moved up more than their longer-term counterparts. In our view, the increase in rates at the short end of the yield curve was mostly due to Fed interest rate increases. The yield on the benchmark 10-year U.S. Treasury note was 3.05% at the end of the reporting period, up from 2.74% on March 31, 2018.

U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -0.49% during the reporting period. Meanwhile the Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned -0.14% during the reporting period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 3.46% during the reporting period, whereas emerging market external debt, as represented by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, returned -1.71% during the reporting period. Emerging market local bonds, as represented by the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.06% during the reporting period. The emerging market debt asset class was negatively impacted by signs of moderating growth in China, the strengthening

2	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

U.S. dollar and headline issues in countries such as Argentina and Turkey. Emerging market local currencies were hit especially hard, many of which significantly depreciated versus the U.S. dollar during the reporting period.

Global equities produced mixed results during the reporting period, while U.S. equities rallied sharply. We believe this rally was driven by a number of factors, including optimism surrounding the December 2017 tax reform bill and corporate profits that often exceeded expectations. All told, U.S. equities, as represented by the S&P 500 Index, returned 11.41% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned -8.97% during the reporting period, whereas global equities, as represented by the MSCI World Index, returned 6.80%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned 8.81% during the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned 5.37%.

Commodity prices fluctuated and generated mixed results during the reporting period. When the reporting period began crude oil was approximately $65 a barrel, but by the end of the reporting period crude oil was roughly $73 a barrel. This ascent was driven in part by planned and observed production cuts by the Organization of Petroleum Exporting Countries (OPEC) and the collapse in Venezuelan oil production. Elsewhere, gold and copper prices moved lower during the reporting period.

Finally, during the reporting period the foreign exchange markets experienced periods of volatility, due in part to signs of decoupling economic growth and central bank policies, along with a number of geopolitical events. The U.S. dollar strengthened against other major currencies during the reporting period. For example, the U.S. dollar returned 6.20%, 7.63% and 6.83% versus the euro, British pound and Japanese yen, respectively, during the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	3

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”).

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

4	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

The United Kingdom’s decision to leave the European Union may impact Fund returns. This decision may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1.00% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Class A and Class C, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2 and I-3 shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2*	I-3	Class A	Class C	Diversification Status
PIMCO TRENDS Managed Futures Strategy Fund	12/31/13	12/31/13	12/31/13	04/27/18	12/31/13	12/31/13	Diversified

*	Effective April 27, 2018, the name of Class P for all Funds of the Trust that offer such class was changed to I-2.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	5

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC has adopted a rule that, beginning in 2021, generally will allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO currently is evaluating how to make the electronic delivery option available to shareholders in the future.

The SEC adopted amendments to certain disclosure requirements relating to open-end investment companies’ liquidity risk management programs. Effective December 1, 2019, large fund complexes will be required to include in their shareholder reports a discussion of their liquidity risk management programs’ operations over the past year.

6	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2018	7

PIMCO TRENDS Managed Futures Strategy Fund

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	Fund Inception (12/31/13)
PIMCO TRENDS Managed Futures Strategy Fund Institutional Class	(2.13)%	(0.35)%	2.30%
PIMCO TRENDS Managed Futures Strategy Fund I-2	(2.06)%	(0.38)%	2.16%
PIMCO TRENDS Managed Futures Strategy Fund I-3	(2.14)%	(0.43)%	2.16%
PIMCO TRENDS Managed Futures Strategy Fund Class A	(2.33)%	(0.75)%	1.91%
PIMCO TRENDS Managed Futures Strategy Fund Class A (adjusted)	(7.71)%	(6.20)%	0.70%
PIMCO TRENDS Managed Futures Strategy Fund Class C	(2.60)%	(1.43)%	1.16%
PIMCO TRENDS Managed Futures Strategy Fund Class C (adjusted)	(3.58)%	(2.41)%	1.16%
3 Month USD LIBOR Index	1.16%	1.93%	0.84%
Lipper Alternative Managed Futures Funds Average	0.38%	0.86%	1.48%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary Expenses), were 1.56% for the Institutional Class shares, 1.66% for I-2 shares, 1.76% for I-3 shares, 1.96% for Class A shares, and 2.71% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Institutional Class - PQTIX	I-2 - PQTPX	I-3 - PQTNX
Class A - PQTAX	Class C - PQTCX

Allocation Breakdown as of 09/30/2018†§

Short-Term Instruments‡	50.7%
Corporate Bonds & Notes	34.3%
Sovereign Issues	7.0%
U.S. Government Agencies	6.3%
Asset-Backed Securities	1.4%
Non-Agency Mortgage-Backed Securities	0.3%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management, by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets and commodities. The Fund’s investment strategy represents a composite of financial and commodity futures designed to provide exposure to global financial market and commodity price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices. When making allocation decisions for the strategy, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. PIMCO uses these qualitative and quantitative factors to help determine the Fund’s target asset allocation and to identify potentially attractive relative value and risk hedging strategies. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positioning in European and Japanese equity indices detracted from performance due to price reversals.

»	Positioning in the Canadian dollar, Colombian peso, Norwegian krone and Mexican peso detracted from performance due to price reversals.

»

Long positions in Australian, Brazilian (early in the reporting period), European (particularly Italian), and U.K. duration detracted from performance, as a result of reversals to higher interest rates.

»	Short positions in the euro, Hungarian forint, Japanese yen and New Zealand dollar contributed to performance, as the U.S. dollar rallied against these currencies.

»	Long positions in natural gas and short positions in gold and soybeans contributed to performance.

»	The collateral portfolio contributed to returns, driven by gains from short-term corporate bonds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	9

Expense Example PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2018 to September 30, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$978.70	$5.97	$1,000.00	$1,018.90	$6.09	1.21%
I-2	1,000.00	979.40	6.46	1,000.00	1,018.40	6.59	1.31
I-3(a)	1,000.00	991.20	5.71	1,000.00	1,015.36	5.78	1.36
Class A	1,000.00	976.70	7.93	1,000.00	1,016.90	8.10	1.61
Class C	1,000.00	974.00	11.61	1,000.00	1,013.16	11.85	2.36

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/27/18 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 154/365 for the I-3 shares of the PIMCO TRENDS Managed Futures Strategy Fund (to reflect the period since the inception date of 4/27/18). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

10	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	11

Financial Highlights PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
04/01/2018 - 09/30/2018+	$9.53	$0.06	$(0.26)	$(0.20)	$(0.03)	$0.00	$0.00	$(0.03)
03/31/2018	9.36	0.07	0.12	0.19	0.00	0.00	(0.02)	(0.02)
03/31/2017	9.83	0.00	(0.47)	(0.47)	0.00	0.00	0.00	0.00
03/31/2016	11.18	(0.03)	(0.58)	(0.61)	(0.67)	(0.07)	0.00	(0.74)
03/31/2015	10.16	(0.06)	2.21	2.15	(0.80)	(0.33)	0.00	(1.13)
12/31/2013 - 03/31/2014	10.00	(0.01)	0.17	0.16	0.00	0.00	0.00	0.00
I-2
04/01/2018 - 09/30/2018+	9.51	0.05	(0.25)	(0.20)	(0.02)	0.00	0.00	(0.02)
03/31/2018	9.36	0.06	0.11	0.17	0.00	0.00	(0.02)	(0.02)
03/31/2017	9.84	(0.01)	(0.47)	(0.48)	0.00	0.00	0.00	0.00
03/31/2016	11.16	(0.06)	(0.57)	(0.63)	(0.62)	(0.07)	0.00	(0.69)
03/31/2015	10.16	0.64	1.48	2.12	(0.79)	(0.33)	0.00	(1.12)
12/31/2013 - 03/31/2014	10.00	(0.02)	0.18	0.16	0.00	0.00	0.00	0.00
I-3
04/27/2018 - 09/30/2018+	9.40	0.04	(0.12)	(0.08)	(0.02)	0.00	0.00	(0.02)
Class A
04/01/2018 - 09/30/2018+	9.44	0.04	(0.26)	(0.22)	(0.01)	0.00	0.00	(0.01)
03/31/2018	9.30	0.03	0.12	0.15	0.00	0.00	(0.01)	(0.01)
03/31/2017	9.80	(0.04)	(0.46)	(0.50)	0.00	0.00	0.00	0.00
03/31/2016	11.15	(0.08)	(0.57)	(0.65)	(0.63)	(0.07)	0.00	(0.70)
03/31/2015	10.16	0.58	1.52	2.10	(0.78)	(0.33)	0.00	(1.11)
12/31/2013 - 03/31/2014	10.00	(0.03)	0.19	0.16	0.00	0.00	0.00	0.00
Class C
04/01/2018 - 09/30/2018+	9.22	0.00	(0.24)	(0.24)	(0.00)	0.00	0.00	(0.00)
03/31/2018	9.15	(0.04)	0.11	0.07	0.00	0.00	(0.00)	(0.00)
03/31/2017	9.71	(0.11)	(0.45)	(0.56)	0.00	0.00	0.00	0.00
03/31/2016	11.07	(0.16)	(0.56)	(0.72)	(0.57)	(0.07)	0.00	(0.64)
03/31/2015	10.14	0.20	1.81	2.01	(0.75)	(0.33)	0.00	(1.08)
12/31/2013 - 03/31/2014	10.00	(0.04)	0.18	0.14	0.00	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.30	(2.13)%	$435,534	1.21	%*	1.61	%*	1.18	%*	1.58	%*	1.17	%*	14%
9.53	2.08	352,415	1.17		1.56		1.15		1.54		0.69		58
9.36	(4.78)	224,976	1.16		1.52		1.15		1.51		0.01		69
9.83	(5.15)	240,075	1.15		1.46		1.15		1.46		(0.33)		49
11.18	21.53	417,166	1.15		1.40		1.15		1.40		(0.40)		40
10.16	1.60	277,870	1.13	*	1.59	*	1.13	*	1.59	*	(0.51	)*	69

9.29	(2.06)	3,055	1.31	*	1.71	*	1.28	*	1.68	*	1.08	*	14
9.51	1.81	1,882	1.27		1.66		1.25		1.64		0.59		58
9.36	(4.88)	1,147	1.26		1.62		1.25		1.61		(0.08)		69
9.84	(5.32)	1,101	1.25		1.56		1.25		1.56		(0.55)		49
11.16	21.32	8,677	1.25		1.50		1.25		1.50		1.18		40
10.16	1.60	18	1.23	*	1.69	*	1.23	*	1.69	*	(0.63	)*	69

9.30	(0.88)	10	1.36	*	1.81	*	1.33	*	1.78	*	1.07	*	14

9.21	(2.33)	44,978	1.61	*	2.01	*	1.58	*	1.98	*	0.77	*	14
9.44	1.56	57,500	1.57		1.96		1.55		1.94		0.30		58
9.30	(5.10)	5,537	1.56		1.92		1.55		1.91		(0.39)		69
9.80	(5.54)	9,798	1.55		1.86		1.55		1.86		(0.78)		49
11.15	21.09	23,215	1.55		1.80		1.55		1.80		1.12		40
10.16	1.60	100	1.53	*	1.99	*	1.53	*	1.99	*	(1.09	)*	69

8.98	(2.60)	2,226	2.36	*	2.76	*	2.33	*	2.73	*	0.02	*	14
9.22	0.77	2,464	2.32		2.71		2.30		2.69		(0.47)		58
9.15	(5.77)	3,338	2.31		2.67		2.30		2.66		(1.14)		69
9.71	(6.26)	4,590	2.30		2.61		2.30		2.61		(1.55)		49
11.07	20.15	8,288	2.30		2.55		2.30		2.55		0.57		40
10.14	1.40	41	2.28	*	2.74	*	2.28	*	2.74	*	(1.63	)*	69

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	13

Consolidated Statement of Assets and Liabilities PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$351,730
Investments in Affiliates	128,449
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,970
Over the counter	8,992
Cash	1
Deposits with counterparty	11,955
Foreign currency, at value	3,115
Receivable for investments sold	364
Receivable for Fund shares sold	470
Interest and/or dividends receivable	1,281
Dividends receivable from Affiliates	137
Reimbursement receivable from PIMCO	104
Other assets	1
Total Assets	508,569

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$3,157
Over the counter	15,310
Payable for investments purchased	248
Payable for investments in Affiliates purchased	137
Deposits from counterparty	2,934
Payable for Fund shares redeemed	464
Accrued investment advisory fees	404
Accrued supervisory and administrative fees	101
Accrued distribution fees	1
Accrued servicing fees	9
Other liabilities	1
Total Liabilities	22,766

Net Assets	$485,803

Net Assets Consist of:
Paid in capital	$502,852
Undistributed (overdistributed) net investment income	(1,514)
Accumulated undistributed net realized gain (loss)	(13,441)
Net unrealized appreciation (depreciation)	(2,094)
Net Assets	$485,803

Cost of investments in securities	$351,209
Cost of investments in Affiliates	$128,423
Cost of foreign currency held	$3,148
Cost or premiums of financial derivative instruments, net	$4,092

* Includes repurchase agreements of:	$93,895

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2018 (Unaudited)

Net Assets:
Institutional Class	$435,534
I-2	3,055
I-3	10
Class A	44,978
Class C	2,226
Shares Issued and Outstanding:
Institutional Class	46,838
I-2	329
I-3	1
Class A	4,883
Class C	248
Net Asset Value Per Share Outstanding:
Institutional Class	$9.30
I-2	9.29
I-3	9.30
Class A	9.21
Class C	8.98

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	15

Consolidated Statement of Operations PIMCO TRENDS Managed Futures Strategy Fund

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$4,292
Dividends from Investments in Affiliates	659
Total Income	4,951

Expenses:
Investment advisory fees	2,646
Supervisory and administrative fees	668
Distribution fees - Class C	9
Servicing fees - Class A	63
Servicing fees - Class C	3
Trustee fees	1
Interest expense	71
Miscellaneous expense	8
Total Expenses	3,469
Waiver and/or Reimbursement by PIMCO	(828)
Net Expenses	2,641

Net Investment Income (Loss)	2,310

Net Realized Gain (Loss):
Investments in securities	141
Investments in Affiliates	10
Exchange-traded or centrally cleared financial derivative instruments	(6,130)
Over the counter financial derivative instruments	4,071
Foreign currency	259

Net Realized Gain (Loss)	(1,649)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(121)
Investments in Affiliates	28
Exchange-traded or centrally cleared financial derivative instruments	(2,100)
Over the counter financial derivative instruments	(7,178)
Foreign currency assets and liabilities	(37)

Net Change in Unrealized Appreciation (Depreciation)	(9,408)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,747)

* Foreign tax withholdings	$8

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$2,310	$2,171
Net realized gain (loss)	(1,649)	(6,957)
Net change in unrealized appreciation (depreciation)	(9,408)	10,460

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,747)	5,674

Distributions to Shareholders:
From net investment income
Institutional Class	(1,039)	0
I-2	(8)	0
I-3	(0)	0
Class D	0	0 (a)
Class A	(53)	0
Class C	(0)	0
Tax basis return of capital
Institutional Class	0	(745)
I-2	0	(3)
I-3	0	0
Class D	0	0 (a)
Class A	0	(3)
Class C	0	(0)

Total Distributions(b)	(1,100)	(751)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	81,389	100,098

Total Increase (Decrease) in Net Assets	71,542	105,021

Net Assets:
Beginning of period	414,261	309,240
End of period*	$485,803	$414,261

*Including undistributed (overdistributed) net investment income of:	$(1,514)	$(2,724)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares converted into Class A Shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	17

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 72.4%

CORPORATE BONDS & NOTES 33.9%

BANKING & FINANCE 21.6%
ABN AMRO Bank NV
2.100% due 01/18/2019	$1,000	$999
2.500% due 10/30/2018	1,500	1,502
2.973% (US0003M + 0.640%) due 01/18/2019 ~	2,300	2,305
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	1,500	1,501
AerCap Ireland Capital DAC
4.625% due 10/30/2020	1,350	1,376
Aircastle Ltd.
5.125% due 03/15/2021	100	103
American Express Credit Corp.
1.875% due 11/05/2018	2,300	2,300
3.382% (US0003M + 1.050%) due 09/14/2020 ~	1,500	1,523
Athene Global Funding
3.566% (US0003M + 1.230%) due 07/01/2022 ~	1,000	1,019
Bank of Nova Scotia
1.950% due 01/15/2019	4,000	3,993
Barclays PLC
8.250% due 12/15/2018 •(c)(d)	3,400	3,434
Brixmor Operating Partnership LP
3.363% (US0003M + 1.050%) due 02/01/2022 ~	900	900
Canadian Imperial Bank of Commerce
2.843% (US0003M + 0.520%) due 09/06/2019 ~	2,000	2,008
Citigroup, Inc.
3.645% (US0003M + 1.310%) due 10/26/2020 ~	3,500	3,572
Credit Suisse Group Funding Guernsey Ltd.
4.623% (US0003M + 2.290%) due 04/16/2021 ~	3,100	3,235
Discover Bank
2.600% due 11/13/2018	600	600
Emirates NBD PJSC
3.885% (US0003M + 1.550%) due 01/26/2020 ~	500	506
Ford Motor Credit Co. LLC
3.164% (US0003M + 0.830%) due 03/12/2019 ~	1,000	1,001
3.271% (US0003M + 0.930%) due 11/04/2019 ~	3,000	3,008
3.296% (US0003M + 0.930%) due 09/24/2020 ~	2,000	2,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Motors Financial Co., Inc.
3.899% (US0003M + 1.560%) due 01/15/2020 ~	$4,000	$4,053
Goldman Sachs Group, Inc.
3.507% (US0003M + 1.160%) due 04/23/2020 ~	1,500	1,519
3.695% (US0003M + 1.360%) due 04/23/2021 ~	3,000	3,067
HSBC Holdings PLC
3.837% (US0003M + 1.500%) due 01/05/2022 ~	2,800	2,875
3.971% (US0003M + 1.660%) due 05/25/2021 ~	2,000	2,061
HSH Portfoliomanagement AoeR
2.667% (US0003M + 0.330%) due 09/18/2020 ~	3,000	3,013
ICICI Bank Ltd.
3.125% due 08/12/2020	500	491
4.800% due 05/22/2019	1,000	1,010
International Lease Finance Corp.
5.875% due 04/01/2019	1,000	1,014
JPMorgan Chase Bank N.A.
2.545% (US0003M + 0.230%) due 09/01/2020 ~	3,000	3,005
2.633% (US0003M + 0.290%) due 02/01/2021 ~	1,700	1,702
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~	1,800	1,806
Macquarie Group Ltd.
3.000% due 12/03/2018	2,100	2,102
Mitsubishi UFJ Financial Group, Inc.
3.125% (US0003M + 0.790%) due 07/25/2022 ~	1,500	1,510
3.195% (US0003M + 0.860%) due 07/26/2023 ~	400	401
Mizuho Financial Group, Inc.
3.211% (US0003M + 0.880%) due 09/11/2022 ~	2,600	2,619
3.251% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,009
Nasdaq, Inc.
2.756% (US0003M + 0.390%) due 03/22/2019 ~	3,000	3,004
Navient Corp.
5.500% due 01/15/2019	2,500	2,516
Nissan Motor Acceptance Corp.
2.776% (US0003M + 0.390%) due 09/28/2020 ~	1,000	999
Nordea Bank AB
1.625% due 09/30/2019	4,800	4,736
3.255% (US0003M + 0.940%) due 08/30/2023 ~	200	201

18	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petronas Capital Ltd.
5.250% due 08/12/2019	$1,000	$1,019
PNC Bank N.A.
1.450% due 07/29/2019	4,400	4,354
QNB Finance Ltd.
2.750% due 10/31/2018	4,000	3,999
State Bank of India
3.287% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,003
3.622% due 04/17/2019	1,000	1,001
Sumitomo Mitsui Banking Corp.
2.686% (US0003M + 0.350%) due 01/17/2020 ~	1,100	1,102
Sumitomo Mitsui Financial Group, Inc.
3.117% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,512
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 10/18/2019	2,000	1,978
Svenska Handelsbanken AB
2.782% (US0003M + 0.470%) due 05/24/2021 ~	400	401
Toyota Motor Credit Corp.
2.712% due 05/17/2022 •	600	602
UBS AG
3.171% (US0003M + 0.850%) due 06/01/2020 ~	3,000	3,028
VEREIT Operating Partnership LP
3.000% due 02/06/2019	1,000	1,000
Wells Fargo & Co.
3.019% (US0003M + 0.680%) due 01/30/2020 ~	500	503
Woori Bank
2.875% due 10/02/2018	1,000	1,000

		105,103

INDUSTRIALS 9.0%
AbbVie, Inc.
2.300% due 05/14/2021	1,000	974
Allergan Funding SCS
3.000% due 03/12/2020	900	899
3.589% (US0003M + 1.255%) due 03/12/2020 ~	2,700	2,737
BAT Capital Corp.
2.297% due 08/14/2020	2,100	2,059
2.909% due 08/14/2020 •	2,800	2,811
BAT International Finance PLC
2.750% due 06/15/2020	200	198
Broadcom Corp.
3.000% due 01/15/2022	100	97
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	2,000	1,976

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.881% (US0003M + 0.540%) due 08/04/2020 ~	$2,000	$2,004
2.909% (US0003M + 0.560%) due 11/02/2021 ~	3,000	3,000
Charter Communications Operating LLC
4.464% due 07/23/2022	300	305
Daimler Finance North America LLC
1.500% due 07/05/2019	2,000	1,981
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	200	197
6.000% due 07/08/2019	1,500	1,535
DXC Technology Co.
3.271% (US0003M + 0.950%) due 03/01/2021 ~	300	300
eBay, Inc.
3.209% (US0003M + 0.870%) due 01/30/2023 ~	2,500	2,526
EQT Corp.
2.500% due 10/01/2020	380	371
General Electric Co.
5.000% due 01/21/2021 •(c)	1,100	1,074
Harris Corp.
2.819% (US0003M + 0.480%) due 04/30/2020 ~	500	500
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	1,000	991
Kraft Heinz Foods Co.
2.911% (US0003M + 0.570%) due 02/10/2021 ~	500	501
3.161% (US0003M + 0.820%) due 08/10/2022 ~	3,000	3,017
Molson Coors Brewing Co.
1.900% due 03/15/2019	1,000	996
ONGC Videsh Ltd.
3.250% due 07/15/2019	1,000	999
Phillips 66
2.989% (US0003M + 0.650%) due 04/15/2019 ~	1,500	1,501
QUALCOMM, Inc.
3.069% (US0003M + 0.730%) due 01/30/2023 ~	500	503
Reckitt Benckiser Treasury Services PLC
2.926% (US0003M + 0.560%) due 06/24/2022 ~	500	500
Reynolds American, Inc.
3.250% due 06/12/2020	100	100
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	500	495
Southern Co.
1.850% due 07/01/2019	750	744
2.802% (US0003M + 0.490%) due 02/14/2020 ~	1,700	1,700

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	19

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.037% (US0003M + 0.700%) due 09/30/2020 ~	$3,000	$3,010
Syngenta Finance NV
3.698% due 04/24/2020	200	200
Tyson Foods, Inc.
2.650% due 08/15/2019	400	399
United Technologies Corp.
2.965% (US0003M + 0.650%) due 08/16/2021 ~	600	602
VMware, Inc.
2.300% due 08/21/2020	200	196
Volkswagen International Finance NV
2.125% due 11/20/2018	1,085	1,084
Vulcan Materials Co.
2.934% (US0003M + 0.600%) due 06/15/2020 ~	200	201
Wabtec Corp.
3.382% (US0003M + 1.050%) due 09/15/2021 ~	300	301

		43,584

UTILITIES 3.3%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	900	908
3.289% (US0003M + 0.950%) due 07/15/2021 ~	1,000	1,012
3.316% (US0003M + 0.930%) due 06/30/2020 †~	3,700	3,738
British Telecommunications PLC
2.350% due 02/14/2019	2,200	2,197
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	2,000	1,984
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	500	503
NextEra Energy Capital Holdings, Inc.
2.711% (US0003M + 0.400%) due 08/21/2020 ~	3,400	3,403
Southern Power Co.
2.888% (US0003M + 0.550%) due 12/20/2020 ~	100	100
Sprint Communications, Inc.
9.000% due 11/15/2018	100	101
Verizon Communications, Inc.
3.334% (US0003M + 1.000%) due 03/16/2022 ~	1,800	1,839

		15,785

Total Corporate Bonds & Notes (Cost $163,941)		164,472

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.2%
Fannie Mae
2.432% due 12/25/2044 •	$2,980	$2,982
2.532% due 07/25/2046 •	5,022	5,003
2.566% due 05/25/2043 •	767	767
2.796% due 07/25/2041 •	1,712	1,729
Freddie Mac
2.432% due 03/15/2037 - 08/15/2042 •	10,530	10,504
2.558% due 11/15/2043 •	1,768	1,774
2.708% due 01/15/2042 •	634	642
Ginnie Mae
2.450% due 06/20/2061 •	737	737
2.580% due 03/20/2065 •	310	310
2.710% due 03/20/2065 •	939	946
NCUA Guaranteed Notes
2.571% due 01/08/2020 •	415	415
2.681% due 12/08/2020 •	4,377	4,399

Total U.S. Government Agencies (Cost $30,225)		30,208

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Holmes Master Issuer PLC
2.561% due 10/15/2054 •	1,600	1,601

Total Non-Agency Mortgage-Backed Securities (Cost $1,600)		1,601

ASSET-BACKED SECURITIES 1.4%
CoreVest American Finance Trust
2.968% due 10/15/2049	470	459
Discover Card Execution Note Trust
2.698% due 09/15/2021 •	1,500	1,503
Nelnet Student Loan Trust
2.420% due 08/23/2027 •	252	252
SLC Student Loan Trust
2.474% due 05/15/2023 •	147	147
SLM Student Loan Trust
2.425% due 10/25/2024 •	1,026	1,025
2.425% due 01/26/2026 •	377	376
2.666% due 09/25/2043 •	999	1,001
SoFi Professional Loan Program LLC
2.050% due 01/25/2041	2,089	2,069

Total Asset-Backed Securities (Cost $6,806)		6,832

SOVEREIGN ISSUES 6.9%
Agence Francaise de Developpement
2.553% (US0003M + 0.200%) due 09/21/2019 ~	2,000	2,012

20	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export-Import Bank of India
2.750% due 04/01/2020	$2,000	$1,969
3.312% (US0003M + 1.000%) due 08/21/2022 ~	1,500	1,506
Japan Bank for International Cooperation
1.750% due 11/13/2018	1,000	999
2.698% (US0003M + 0.360%) due 11/13/2018 †~	9,000	9,002
Japan Finance Organization for Municipalities
2.125% due 03/06/2019	1,000	997
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,400	2,400
Province of Quebec
2.483% (US0003M + 0.130%) due 09/21/2020 ~	5,000	5,007
2.627% (US0003M + 0.280%) due 07/21/2019 †~	9,600	9,619

Total Sovereign Issues (Cost $33,530)		33,511

SHORT-TERM INSTRUMENTS 23.7%

COMMERCIAL PAPER 0.3%
Campbell Soup Co.
2.966% due 01/15/2019	250	248
Marriott International
2.568% due 10/26/2018	1,000	998

		1,246

REPURCHASE AGREEMENTS (e) 19.3%
		93,895

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 4.1%
2.077% due 10/18/2018 - 12/13/2018 (a)(b)(g)(i)	$20,014	$19,965

Total Short-Term Instruments (Cost $115,107)		115,106

Total Investments in Securities (Cost $351,209)		351,730

	SHARES
INVESTMENTS IN AFFILIATES 26.4%

SHORT-TERM INSTRUMENTS 26.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.4%
PIMCO Short Asset Portfolio	2,425,194	24,296
PIMCO Short-Term Floating NAV Portfolio III	10,534,338	104,153

Total Short-Term Instruments (Cost $128,423)		128,449

Total Investments in Affiliates (Cost $128,423)		128,449

Total Investments 98.8% (Cost $479,632)		$480,179

Financial Derivative Instruments (f)(h) (1.5)% (Cost or Premiums, net $4,092)		(7,505)

Other Assets and Liabilities, net 2.7%		13,129

Net Assets 100.0%		$485,803

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	21

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	2.330% †	09/28/2018	10/01/2018	$91,900	U.S. Treasury Bonds 2.875% due 08/15/2045	$(93,128)	$91,900	$91,918
FICC	1.750	09/28/2018	10/01/2018	453	U.S. Treasury Notes 2.750% due 07/31/2023	(463)	453	453
SSB	1.100 †	09/28/2018	10/01/2018	1,542	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(1,577)	1,542	1,542

Total Repurchase Agreements						$(95,168)	$93,895	$93,913

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
PIMCO TRENDS Managed Futures Strategy Fund
Global/Master Repurchase Agreement
FICC	$453	$0	$0	$453	$(463)	$(10)

PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BCY	91,918	0	0	91,918	(93,128)	(1,210)
SSB	1,542	0	0	1,542	(1,577)	(35)

Total Borrowings and Other Financing Transactions	$93,913	$0	$0

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset(1)	Liability
Brent Crude January Futures †	11/2018	10	$	822	$82	$13	$0
Coal December Futures †	12/2018	45		4,579	355	22	0
Copper March Futures †	03/2019	18		1,271	(12)	10	0

22	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset(1)	Liability
E-mini NASDAQ 100 Index December Futures	12/2018	165	$	25,262	$377	$0	$(7)
E-mini Russell 2000 Index December Futures	12/2018	250		21,260	(232)	54	0
E-mini S&P 500 Index December Futures	12/2018	49		7,152	(7)	0	(2)
Euro-BTP Italy Government Bond December Futures	12/2018	160		23,006	(247)	0	(591)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	28		4,911	(49)	15	0
FTSE 100 Index December Futures	12/2018	1		98	3	1	0
FTSE/MIB Index December Futures	12/2018	32		3,842	(158)	0	(172)
Gas Oil December Futures †	12/2018	101		7,285	320	119	0
Live Cattle February Futures †	02/2019	45		2,210	18	4	0
MSCI Taiwan Stock Index October Futures	10/2018	413		16,958	4	0	(45)
Natural Gas December Futures †	11/2018	60		1,426	221	0	(63)
Natural Gas December Futures †	11/2018	130		4,088	526	0	(182)
Natural Gas February Futures †	01/2019	199		6,139	(88)	0	(64)
New York Harbor ULSD January Futures †	12/2018	16		1,583	68	16	0
Nikkei 225 Index December Futures	12/2018	134		14,238	227	183	(84)
RBOB Gasoline December Futures †	11/2018	91		7,933	323	78	0
SPI 200 Index December Futures	12/2018	39		4,365	6	17	(8)
Topix Index December Futures	12/2018	100		15,996	94	128	(167)
WTI Crude January Futures †	12/2018	54		3,936	186	58	0

					$2,017	$718	$(1,385)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset(1)	Liability
Aluminum January Futures †	01/2019	103	$	(5,301)	$(33)	$0	$0
Arabica Coffee December Futures †	12/2018	195		(7,492)	473	0	(230)
BIST 30 Index October Futures	10/2018	5,986		(12,579)	(910)	30	(62)
Cocoa March Futures †	03/2019	39		(812)	54	23	0
Corn December Futures †	12/2018	332		(5,914)	81	141	0
Corn March Futures †	03/2019	87		(1,601)	(51)	37	0
Cotton No. 2 March Futures †	03/2019	56		(2,164)	56	28	0
DAX Index December Futures	12/2018	5		(1,777)	(20)	27	(7)
Euro STOXX 50 December Futures	12/2018	49		(1,927)	2	28	(9)
FTSE China A50 Index October Futures	10/2018	1,000		(11,913)	(256)	0	(165)
FTSE Top 40 Index December Futures	12/2018	221		(7,833)	98	149	0
Gold 100 oz. December Futures †	12/2018	229		(27,393)	1,324	0	(202)
Hang Seng China Enterprises Index October Futures	10/2018	148		(10,459)	(109)	50	(101)
Hang Seng Index October Futures	10/2018	18		(3,205)	(27)	16	(19)
Hard Red Winter Wheat March Futures †	03/2019	81		(2,168)	48	21	0
Lean Hogs December Futures †	12/2018	105		(2,433)	(165)	0	(103)
MSCI Singapore Active Contract October Futures	10/2018	598		(16,196)	(50)	0	(121)
Nickel December Futures †	12/2018	88		(6,649)	331	0	0
OMX Stockholm 30 Index October Futures	10/2018	351		(6,556)	(39)	43	(43)
S&P CNX Nifty Index October Futures	10/2018	250		(5,480)	79	42	0
S&P/Toronto Stock Exchange 60 December Futures	12/2018	63		(9,270)	7	112	(66)
Silver December Futures †	12/2018	136		(10,004)	622	0	(287)
Soybean January Futures †	01/2019	107		(4,598)	(135)	51	0
Soybean Meal December Futures †	12/2018	134		(4,141)	(24)	37	0
Soybean Oil December Futures †	12/2018	154		(2,679)	(40)	15	0
Sugar No. 11 March Futures †	02/2019	169		(2,120)	31	0	(55)
Volatility S&P 500 Index November Futures	11/2018	121		(1,812)	(3)	6	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	23

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset(1)	Liability
Volatility S&P 500 Index October Futures	10/2018	368	$	(5,143)	$334	$55	$0
VSTOXX Mini October Futures	10/2018	1,591		(2,780)	(21)	0	(139)
Wheat December Futures †	12/2018	36		(916)	29	7	0
Wheat March Futures †	03/2019	57		(1,503)	22	10	0
Zinc December Futures †	12/2018	43		(2,819)	(323)	0	0

					$1,385	$928	$(1,609)

Total Futures Contracts					$3,402	$1,646	$(2,994)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	9.835%	Maturity	01/02/2023	BRL	78,600	$324	$(535)	$(211)	$0	$(69)
Receive	1-Year BRL-CDI	10.730	Maturity	01/02/2023		91,400	0	(84)	(84)	81	0
Receive	3-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	31,700	(6)	9	3	0	(5)
Pay(2)	3-Month PLN-WIBOR	2.500	Annual	12/19/2023		152,200	(153)	(4)	(157)	29	0
Pay	3-Month SGD-SOR	1.918	Semi-Annual	03/21/2023	SGD	16,700	(137)	(63)	(200)	26	0
Receive(2)	3-Month SGD-SOR	2.223	Semi-Annual	12/19/2023		15,510	43	45	88	0	(27)
Receive(2)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028	$	10,800	177	(24)	153	0	(5)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		22,100	2,821	(6)	2,815	21	0
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	7,500	7	9	16	0	(2)
Receive	6-Month CZK-PRIBOR	1.750	Annual	06/20/2023	CZK	9,700	0	11	11	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	19,500	168	(1)	167	85	0
Pay	6-Month HKD-HIBOR	2.715	Quarterly	09/19/2023	HKD	200	0	0	0	0	0
Receive	6-Month HUF-BBR	0.830	Annual	11/21/2022	HUF	1,028,700	(3)	137	134	0	(1)
Receive	6-Month HUF-BBR	1.250	Annual	09/19/2023		8,818,900	464	873	1,337	0	(8)
Pay(2)	6-Month HUF-BBR	2.250	Annual	12/19/2023		8,896,700	113	(187)	(74)	3	0
Receive	28-Day MXN-TIIE	7.540	Lunar	12/08/2022	MXN	493,400	256	80	336	0	(45)

Total Swap Agreements							$4,074	$260	$4,334	$245	$(163)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(1)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO TRENDS Managed Futures Strategy Fund(3)	$0	$1,035	$245	$1,280	$0	$(1,808)	$(163)	$(1,971)
PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary)(3)	0	690	0	690	0	(1,186)	0	(1,186)

Total Exchange-Traded or Centrally Cleared	$ 0	$1,725	$245	$1,970	$0	$(2,994)	$(163)	$(3,157)

(g)

Securities with an aggregate market value of $11,093 and cash of $11,955 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)	Unsettled variation margin asset of $79 for closed futures is outstanding at period end.

24	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
BOA	10/2018			ARS	3,150	$		101	$26	$0
	10/2018			BRL	79,151			19,400	122	(307)
	10/2018			COP	35,761,262			11,800	0	(271)
	10/2018			GBP	2,188			2,780	0	(73)
	10/2018			PEN	19,472			5,850	0	(41)
	10/2018			PHP	224,868			4,200	40	0
	10/2018			RON	10,793			2,700	8	0
	10/2018			RUB	664,704			9,600	0	(537)
	10/2018			TRY	2,951			476	0	(8)
	10/2018		$		7,200		BRL	26,951	0	(531)
	10/2018				6,800		CLP	4,506,360	52	0
	10/2018				7,200		CZK	158,214	0	(68)
	10/2018				6,300		HUF	1,747,952	0	(19)
	10/2018				30,835		JPY	3,392,347	0	(958)
	10/2018				1,716		PLN	6,354	8	0
	10/2018				4,800		THB	156,432	38	0
	10/2018				8,400		TWD	257,215	52	0
	11/2018	†		EUR	281	$		328	1	0
	11/2018			HUF	382,634			1,401	23	0
	11/2018	†	$		70		EUR	60	0	0
	11/2018	†			171		GBP	133	3	0
	11/2018				245		ZAR	3,544	5	0
	11/2018			ZAR	4,169	$		285	0	(8)
BPS	10/2018			AUD	2,913			2,093	0	(13)
	10/2018			CLP	2,087,360			3,200	26	0
	10/2018			HUF	1,776,126			6,200	0	(182)
	10/2018		$		6,492		AUD	9,100	86	0
	10/2018				16,086		CAD	20,800	21	0
	10/2018				31,215		EUR	26,625	0	(280)
	10/2018				9,000		ILS	32,525	0	(52)
	10/2018				33,520		NOK	274,000	158	0
	10/2018				4,191		NZD	6,400	51	0
	10/2018				166		PLN	612	0	0
	10/2018				9,000		RON	35,725	0	(90)
	10/2018				16,456		SEK	146,000	0	(17)
	10/2018			ZAR	60,702	$		4,200	0	(87)
	11/2018	†	$		64		EUR	55	0	0
	11/2018	†			129		GBP	99	1	0
BRC	10/2018			CLP	8,021,059	$		12,247	50	0
	10/2018		$		9,618		COP	27,967,871	0	(178)
	10/2018				353		MYR	1,435	0	(6)
	10/2018				6,100		SGD	8,327	0	(8)
	11/2018	†		GBP	140	$		183	0	0
	11/2018		$		5		MXN	106	0	0
	11/2018			ZAR	2,252	$		158	0	(1)
CBK	10/2018			CLP	1,955,035			2,900	0	(73)
	10/2018			CZK	125,156			5,500	0	(142)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	25

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
	10/2018			EUR	3,112	$		3,622	$9	$0
	10/2018			MXN	40,676			2,100	0	(71)
	10/2018			NZD	3,800			2,497	0	(21)
	10/2018			PLN	41,079			10,897	5	(253)
	10/2018			RON	7,617			1,900	0	0
	10/2018			RUB	57,227			900	27	0
	10/2018			THB	120,813			3,700	0	(37)
	10/2018		$		6,692		EUR	5,750	0	(11)
	10/2018				10,100		MXN	191,294	108	0
	10/2018				23,438		RON	93,105	0	(216)
	10/2018				549		SEK	4,990	13	0
	11/2018	†		GBP	156	$		204	0	0
	11/2018	†	$		1,762		EUR	1,529	22	(2)
	11/2018	†			2,176		GBP	1,692	35	(1)
	11/2018				104		MXN	2,043	4	0
	12/2018			HKD	13,139	$		1,677	0	(3)
FBF	10/2018			CNY	25,962			3,800	26	0
	10/2018		$		4,600		BRL	17,344	0	(308)
	10/2018				3,700		CZK	81,436	0	(29)
GLM	10/2018			CLP	1,659,875	$		2,500	0	(24)
	10/2018			EUR	574			675	9	0
	10/2018			JPY	5,912,500			52,581	510	0
	10/2018			KRW	5,630,705			5,000	0	(75)
	10/2018			NOK	244,000			29,289	2	(704)
	10/2018			PEN	716			217	0	0
	10/2018			PHP	1,501			28	0	0
	10/2018			RON	47,044			11,700	0	(34)
	10/2018			RUB	44,591			698	18	0
	10/2018			SEK	164,000			17,848	0	(619)
	10/2018		$		41,636		GBP	31,937	8	0
	10/2018				15,520		JPY	1,707,653	0	(481)
	10/2018				4,900		MXN	94,396	137	0
	10/2018				19,755		NOK	158,285	0	(300)
	10/2018				33,102		NZD	49,800	0	(90)
	10/2018				8,900		PEN	29,156	0	(78)
	10/2018				8,500		RON	33,742	0	(84)
	11/2018			ILS	930	$		253	0	(3)
	11/2018	†	$		309		EUR	265	0	0
	11/2018			ZAR	10,600	$		776	31	(2)
HUS	10/2018			AUD	31,600			23,339	497	0
	10/2018			CAD	69,396			52,890	0	(849)
	10/2018			CNY	22,698			3,400	101	0
	10/2018			JPY	5,600,000			50,996	1,676	0
	10/2018			MXN	15,727			791	0	(48)
	10/2018			NZD	61,300			41,400	765	0
	10/2018			RON	47,821			11,914	0	(13)
	10/2018			RUB	254,320			4,000	122	0
	10/2018			THB	714,858			21,573	0	(537)
	10/2018			TWD	794,388			26,113	35	(25)
	10/2018		$		125		PLN	473	3	0
	10/2018				13,700		RUB	904,200	89	0
	10/2018				247		ZAR	3,428	0	(5)
	11/2018			HUF	31,779	$		113	0	(1)
	11/2018			MXN	5,950			316	0	0
	11/2018	†	$		218		EUR	186	0	(2)
	11/2018	†			157		GBP	121	1	0
	11/2018				103		MXN	1,993	2	0
	12/2018			HKD	10,752	$		1,374	1	(2)

26	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
	12/2018			SGD	590	$		433	$1	$0
	12/2018		$		1,398		HKD	10,950	3	0
	12/2018				604		SGD	823	0	(1)
IND	10/2018			ILS	11,470	$		3,200	44	0
JPM	10/2018			AUD	14,100			10,345	158	(5)
	10/2018			BRL	34,596			8,746	186	0
	10/2018			CAD	24,400			18,560	0	(335)
	10/2018			CNY	75,768			11,200	187	0
	10/2018			COP	52,405,876			17,200	0	(489)
	10/2018			CZK	454,848			20,386	0	(116)
	10/2018			EUR	46,388			54,476	579	0
	10/2018			GBP	44,794			59,321	914	0
	10/2018			ILS	86,103			23,744	56	0
	10/2018			NOK	338,475			41,629	169	(144)
	10/2018			NZD	5,100			3,332	0	(49)
	10/2018			PEN	19,492			5,850	0	(48)
	10/2018			RON	34,908			8,500	0	(207)
	10/2018			RUB	479,710			7,000	0	(316)
	10/2018			SGD	9,217			6,700	0	(44)
	10/2018		$		40,558		CAD	52,600	175	0
	10/2018				4,100		CLP	2,628,920	0	(103)
	10/2018				20,100		CNY	138,264	20	(22)
	10/2018				2,500		COP	7,213,575	0	(65)
	10/2018				4,032		GBP	3,125	43	0
	10/2018				16,400		HUF	4,480,986	0	(298)
	10/2018				3,400		MXN	65,326	86	0
	10/2018				19,226		NOK	155,092	0	(163)
	10/2018				2,800		PEN	9,204	0	(15)
	10/2018				4,200		PHP	223,482	0	(65)
	10/2018				33,200		PLN	121,816	33	(185)
	10/2018				4,862		RON	19,288	0	(51)
	10/2018				4,900		RUB	311,738	0	(146)
	10/2018				12,073		SEK	104,918	0	(259)
	10/2018				5,700		THB	185,791	47	0
	10/2018			ZAR	65,150	$		4,200	0	(401)
	11/2018	†	$		58		EUR	50	0	0
MSB	10/2018			KRW	13,908,120	$		12,508	0	(28)
NGF	10/2018		$		10,563		SEK	91,811	0	(225)
	12/2018			SGD	2,472	$		1,808	0	(4)
RBC	10/2018			BRL	17,061			4,200	0	(21)
	10/2018			CLP	2,034,745			3,100	6	0
	10/2018			COP	8,585,422			2,800	0	(98)
	10/2018			HUF	691,353			2,500	16	0
	10/2018			JPY	1,137,500			10,137	119	0
	10/2018			SGD	4,893			3,600	20	0
	10/2018		$		481		AUD	670	4	0
	10/2018				12,368		EUR	10,500	0	(168)
	10/2018				10,700		SGD	14,594	0	(22)
RYL	10/2018			AUD	3,900	$		2,838	19	0
	10/2018			NZD	4,000			2,672	20	0
	10/2018			THB	103,873			3,200	0	(13)
SCX	10/2018			AUD	4,500			3,231	0	(22)
	10/2018			BRL	18,211			4,400	0	(106)
	10/2018			CLP	3,111,975			4,500	0	(232)
	10/2018			CNY	34,818			5,100	39	0
	10/2018			HUF	4,295,031			15,383	0	(51)
	10/2018			INR	59,760			859	37	0
	10/2018			MXN	283,509			14,500	0	(628)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	27

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2018		TRY	2,777	$		440	$0	$(15)
	10/2018	$		3,091		CNY	20,579	0	(100)
	10/2018			8,200		CZK	179,111	0	(126)
	10/2018			555		GBP	431	6	0
	10/2018			9,300		KRW	10,321,140	3	0
SOG	10/2018		SGD	12,534	$		9,202	31	0
	10/2018	$		1,062		TRY	5,407	0	(177)
	12/2018			414		HKD	3,245	1	0
SSB	10/2018		JPY	821,400	$		7,348	116	0
	10/2018		PLN	65,500			17,392	0	(378)
	10/2018		SEK	261,670			29,861	397	0
	12/2018	$		475		HKD	3,726	1	0
UAG	10/2018			126		TRY	825	9	0

Total Forward Foreign Currency Contracts								$8,572	$(14,819)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC AUD versus USD	$	0.855	11/07/2018	AUD	33,000	$2	$0
	Call - OTC EUR versus USD		1.330	11/07/2018	EUR	15,000	2	0
	Call - OTC GBP versus USD		1.520	11/07/2018	GBP	27,000	3	0
	Call - OTC NZD versus USD		0.780	11/07/2018	NZD	30,000	2	0
	Put - OTC USD versus NOK	NOK	6.900	11/07/2018	$	30,000	3	0
BPS	Call - OTC NZD versus USD	$	0.730	10/11/2018	NZD	12,500	1	0
	Call - OTC NZD versus USD		0.730	10/16/2018		8,000	1	0
	Put - OTC USD versus JPY	JPY	90.000	11/07/2018	$	34,500	3	0
JPM	Call - OTC NZD versus USD	$	0.740	10/15/2018	NZD	8,000	1	0

Total Purchased Options							$18	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month KRW-KORIBOR	2.178%	Quarterly	09/19/2023	KRW	11,882,600	$0	$74	$74	$0
CBK	Pay	1-Year BRL-CDI	0.850	Annual	03/21/2023	ILS	50,200	0	(190)	0	(190)
	Receive	1-Year BRL-CDI	1.373	Annual	09/07/2023		40,976	0	(12)	0	(12)
	Pay	1-Year BRL-CDI	1.202	Annual	09/19/2023		38,700	0	(84)	0	(84)
GLM	Receive	1-Year ILS-TELBOR	0.960	Annual	03/21/2023		107,200	0	246	246	0
	Receive	1-Year ILS-TELBOR	1.053	Annual	06/20/2023		7,370	0	19	19	0
HUS	Pay	1-Year BRL-CDI	0.805	Annual	03/21/2023		7,000	0	(31)	0	(31)
	Pay	1-Year ILS-TELBOR	0.853	Annual	03/21/2023		46,600	0	(174)	0	(174)
	Pay	3-Month KRW-KORIBOR	2.100	Quarterly	09/19/2023	KRW	28,592,600	0	81	81	0

Total Swap Agreements								$0	$(71)	$420	$(491)

28	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
PIMCO TRENDS Managed Futures Strategy Fund
BOA	$374	$0	$0	$374	$(2,821)	$0	$0	$(2,821)	$(2,447)	$2,441	$(6)
BPS	342	0	74	416	(721)	0	0	(721)	(305)	0	(305)
BRC	50	0	0	50	(193)	0	0	(193)	(143)	0	(143)
CBK	166	0	0	166	(827)	0	(286)	(1,113)	(947)	857	(90)
FBF	26	0	0	26	(337)	0	0	(337)	(311)	265	(46)
GLM	715	0	265	980	(2,494)	0	0	(2,494)	(1,514)	1,345	(169)
HUS	3,295	0	81	3,376	(1,481)	0	(205)	(1,686)	1,690	(2,250)	(560)
IND	44	0	0	44	0	0	0	0	44	0	44
JPM	2,653	0	0	2,653	(3,526)	0	0	(3,526)	(873)	1,593	720
MSB	0	0	0	0	(28)	0	0	(28)	(28)	(40)	(68)
NGF	0	0	0	0	(229)	0	0	(229)	(229)	317	88
RBC	165	0	0	165	(309)	0	0	(309)	(144)	0	(144)
RYL	39	0	0	39	(13)	0	0	(13)	26	(90)	(64)
SCX	85	0	0	85	(1,280)	0	0	(1,280)	(1,195)	1,188	(7)
SOG	32	0	0	32	(177)	0	0	(177)	(145)	0	(145)
SSB	514	0	0	514	(378)	0	0	(378)	136	151	287
UAG	9	0	0	9	0	0	0	0	9	0	9

PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary)
BOA	4	0	0	4	0	0	0	0	4	0	4
BPS	1	0	0	1	0	0	0	0	1	0	1
CBK	57	0	0	57	(3)	0	0	(3)	54	0	54
HUS	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)

Total Over the Counter	$8,572	$0	$420	$8,992	$(14,819)	$0	$(491)	$(15,310)

(i)

Securities with an aggregate market value of $8,159 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	29

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$690	$0	$941	$0	$94	$1,725
Swap Agreements	0	0	0	0	245	245

	$690	$0	$941	$0	$339	$1,970

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,572	$0	$8,572
Swap Agreements	0	0	0	0	420	420

	$0	$0	$0	$8,572	$420	$8,992

	$690	$0	$941	$8,572	$759	$10,962

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$1,186	$0	$1,217	$0	$591	$2,994
Swap Agreements	0	0	0	0	163	163

	$1,186	$0	$1,217	$0	$754	$3,157

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,819	$0	$14,819
Swap Agreements	0	0	0	0	491	491

	$0	$0	$0	$14,819	$491	$15,310

	$1,186	$0	$1,217	$14,819	$1,245	$18,467

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$6,766	$0	$(4,828)	$0	$(2,614)	$(676)
Swap Agreements	0	0	0	0	(5,454)	(5,454)

	$6,766	$0	$(4,828)	$0	$(8,068)	$(6,130)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,428	$0	$4,428
Purchased Options	0	0	0	(90)	0	(90)
Swap Agreements	0	0	0	0	(267)	(267)

	$0	$0	$0	$4,338	$(267)	$4,071

	$6,766	$0	$(4,828)	$4,338	$(8,335)	$(2,059)

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	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$1,292	$0	$(347)	$0	$(1,501)	$(556)
Swap Agreements	0	0	0	0	(1,544)	(1,544)

	$1,292	$0	$(347)	$0	$(3,045)	$(2,100)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,141)	$0	$(7,141)
Purchased Options	0	0	0	(14)	0	(14)
Swap Agreements	0	0	0	0	(23)	(23)

	$0	$0	$0	$(7,155)	$(23)	$(7,178)

	$1,292	$0	$(347)	$(7,155)	$(3,068)	$(9,278)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$105,103	$0	$105,103
Industrials	0	43,584	0	43,584
Utilities	0	15,785	0	15,785
U.S. Government Agencies	0	30,208	0	30,208
Non-Agency Mortgage-Backed Securities	0	1,601	0	1,601
Asset-Backed Securities	0	6,832	0	6,832
Sovereign Issues	0	33,511	0	33,511
Short-Term Instruments
Commercial Paper	0	1,246	0	1,246
Repurchase Agreements	0	93,895	0	93,895
U.S. Treasury Bills	0	19,965	0	19,965
	$0	$351,730	$0	$351,730

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$128,449	$0	$0	$128,449
Total Investments	$128,449	$351,730	$0	$480,179

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,646	245	0	1,891
Over the counter	0	8,992	0	8,992
	$1,646	$9,237	$0	$10,883

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,994)	(163)	0	(3,157)
Over the counter	0	(15,310)	0	(15,310)
	$(2,994)	$(15,473)	$0	$(18,467)
Total Financial Derivative Instruments	$(1,348)	$(6,236)	$0	$(7,584)
Totals	$127,101	$345,494	$0	$472,595

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	31

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of

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changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	33

Notes to Financial Statements (Cont.)

presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2018, the FASB issued ASU 2018-13 which amends ASC 820 to modify the disclosure requirements on fair value measurements. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for

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these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	35

Notes to Financial Statements (Cont.)

valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s

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securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	37

Notes to Financial Statements (Cont.)

(premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments.

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Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central

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Notes to Financial Statements (Cont.)

Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$9,104	$15,167	$0	$0	$25	$24,296	$167	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$21,148	$254,992	$(172,000)	$10	$3	$104,153	$492	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and

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other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

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Notes to Financial Statements (Cont.)

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of

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futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

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Notes to Financial Statements (Cont.)

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

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Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

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Notes to Financial Statements (Cont.)

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

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Futures Contract Risk  is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk  is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors and may result in a decline in the value of an investment in the Fund.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Notes to Financial Statements (Cont.)

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is ”qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the subsidiary will be achieved.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified

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threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the

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Notes to Financial Statements (Cont.)

prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3	Class A	Class C
1.15%(1)	0.25%	0.35%	0.45%(2)	0.40%	0.40%

(1)

PIMCO has contractually agreed, effective August 1, 2018 through July 31, 2019, to reduce its Investment Advisory Fee by 0.15% of the average daily net assets of the Fund. Prior to August 1, 2018, PIMCO contractually agreed to reduce its Investment Advisory Fee by 0.25% of the average daily net assets of the Fund.

(2)	PIMCO has contractually agreed, through July 31, 2019, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

50	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2018

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2018, the Distributor retained $3,453,163 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	51

Notes to Financial Statements (Cont.)

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2019, to reduce its Investment Advisory Fee for the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Under certain conditions, PIMCO may be reimbursed for amounts waived pursuant to the Expense Limitation Agreement and Investment Advisory Fee Waiver Agreement in future periods, not to exceed thirty-six months after the waiver. The recoverable amounts to PIMCO at September 30, 2018 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$913	$797	$938	$2,648

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

(f) Acquired Fund Fees and Expenses  PIMCO Cayman Commodity Fund VIII, Ltd. (the “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

52	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2018

For the period ended September 30, 2018, the amount was $380,614. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2018, were as follows (amounts in thousands†):

Purchases	Sales
$2,376	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	53

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$955	$0	$35,700	$28,767

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	19,049	$178,809	19,135		$181,894
I-2	257	2,443	195		1,886
I-3	8	74	0		0
Class D	0	0	1,783		16,707
Class A	341	3,211	5,771	(a)	54,475	(a)
Class C	15	147	55		513

Issued as reinvestment of distributions
Institutional Class	109	1,038	77		733
I-2	1	8	0		3
I-3	0	0	0		0
Class D	0	0	0		0
Class A	6	53	0		3
Class C	0	0	0		0

Cost of shares redeemed
Institutional Class	(9,327)	(88,116)	(6,228)		(59,098)
I-2	(127)	(1,207)	(120)		(1,139)
I-3	(7)	(64)	0		0
Class D	0	0	(9,785	)(a)	(91,907	)(a)
Class A	(1,557)	(14,682)	(273)		(2,571)
Class C	(35)	(325)	(152)		(1,401)
Net increase (decrease) resulting from Fund share transactions	8,733	$81,389	10,458		$100,098

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 5,676 Class D shares in the amount of $53,495 converted into Class A shares of the Fund.

As of March 31, 2018, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 38% of the Fund, and the shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

54	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2018

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Fund (amounts in thousands†).

Date of Incorporation	09/06/2013
Subscription Agreement	09/20/2013
Consolidated Fund Net Assets	$485,803
Subsidiary % of Fund Net Assets	25.1%
Subsidiary Financial Statement Information
Total assets	$123,700
Total liabilities	1,798
Net assets	$121,902
Total income	1,153
Net investment income (loss)	772
Net realized gain (loss)	6,646
Net change in unrealized appreciation (depreciation)	1,338
Increase (decrease) in net assets resulting from operations	$8,756

†	A zero balance may reflect actual amounts rounding to less than one thousand.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	55

Notes to Financial Statements (Cont.)

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and/or other fixed income instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to the Commodity Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Commodity Subsidiary that are attributable to such

56	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2018

income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term
$8,394	$2,756

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
$486,718	$17,458	$(22,579)	$(5,121)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	57

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JPM	JP Morgan Chase Bank N.A.
BOA	Bank of America N.A.	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	RBC	Royal Bank of Canada
CBK	Citibank N.A.	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SCX	Standard Chartered Bank
FICC	Fixed Income Clearing Corporation	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.

Currency Abbreviations:
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CLP	Chilean Peso	PEN	Peruvian New Sol
CNY	Chinese Renminbi (Mainland)	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian New Leu
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
ILS	Israeli Shekel	TRY	Turkish New Lira
INR	Indian Rupee	TWD	Taiwanese Dollar
JPY	Japanese Yen	USD (or $)	United States Dollar
KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	OTC	Over the Counter
FTSE	Financial Times Stock Exchange

Index/Spread Abbreviations:
BRENT	Brent Crude	TOPIX	Tokyo Price Index
DAX	Deutscher Aktien Index 30	ULSD	Ultra-Low Sulfur Diesel
FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	US0003M	3 Month USD Swap Rate
OMX	Stockholm 30 Index	VSTOXX	Euro Stoxx 50 Volatility Index
S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:
BBR	Bank Bill Rate	NCUA	National Credit Union Administration
BTP	Buoni del Tesoro Poliennali	OAT	Obligations Assimilables du Trésor
CDI	Brazil Interbank Deposit Rate	oz.	Ounce
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
HIBOR	Hong Kong Interbank Offered Rate	TBA	To-Be-Announced
JIBAR	Johannesburg Interbank Agreed Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
KORIBOR	Korea Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	WTI	West Texas Intermediate
MSCI	Morgan Stanley Capital International

58	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 20-21, 2018, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2019. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2019. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2019.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds,

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	59

Approval of Investment Advisory Contract and Other Agreements (Cont.)

where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received information on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2018 meeting. The Independent Trustees also conducted several in-person meetings with counsel to the Trust and the Independent Trustees, including one on July 18, 2018, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements, the Board received comparative information on the performance and the fees and expenses of other peer group funds and share classes. The Board also requested and received supplemental information regarding, among other information: business strategy with regard to certain funds, fund performance, the expense structure of certain funds and competitive comparisons of the total expense ratios of certain funds and classes, and historical changes to advisory and supervisory and administrative fees and related information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment

60	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2017, including, but not limited to upgrading the global network and infrastructure to support trading and risk management systems; enhancing and continuing to expand capabilities within the pre-trade compliance platform; enhancing flexible client reporting capabilities to support increased differentiation within local markets; developing new application and database frameworks to support new trading strategies; expanding proprietary applications suites to enrich capabilities across Compliance, Analytics, Risk Management, Client Reporting, Attribution and Customer Relationship management; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program and global business continuity functions; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; engaging a third party service provider to implement the SEC reporting modernization regime; expanding the Fund Treasurer’s Office; enhancing a proprietary application to provide portfolio managers with more timely and high quality income reporting; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; upgrading a proprietary application to allow shareholder subscription and redemption data to pass to portfolio managers more quickly and efficiently; and continuing to expand the pricing portal and the proprietary performance reconciliation tool. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund,

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	61

Approval of Investment Advisory Contract and Other Agreements (Cont.)

PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 and other performance data, as available, over short- and long-term periods ended June 30, 2018 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 20-21, 2018 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended

62	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

March 31, 2018. The Board also noted that, as of March 31, 2018, 75%, 71% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of June 30, 2018, 91%, 87% and 93% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net of fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes at scale. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	63

Approval of Investment Advisory Contract and Other Agreements (Cont.)

and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

64	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Broadridge. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Broadridge, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Strategic Bond Fund by 15 basis points and waive the Fund’s supervisory and administrative fee by five basis points for each share class of the Fund for an initial term from October 1, 2018 through July 31, 2021. The Board considered that the purpose of the proposal is to reflect recent changes to the Fund’s strategy and realign its position.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	65

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the PIMCO Strategic Bond Fund after the proposals to decrease its fees, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year under both the adjusted asset profitability method (formerly known as the “difficulty factor” method) and the profit and loss method, which were each utilized to calculate profitability. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to PIMCO’s relationship with the Funds were within the ranges of publicly traded fund companies reported by Broadridge and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics, senior management supervision, governance and oversight of those services, and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

66	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	67

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4017SAR_093018

PIMCO Funds

Semiannual

Report

September 30, 2018

Private Account Portfolio Series

PIMCO ABS and Short-Term Investments Portfolio

PIMCO EM Bond and Short-Term Investments Portfolio

PIMCO High Yield and Short-Term Investments Portfolio

PIMCO Investment Grade Credit Bond Portfolio

PIMCO Long Duration Credit Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage and Short-Term Investments Portfolio

PIMCO Municipal Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government and Short-Term Investments Portfolio

PIMCO International Portfolio

PIMCO Short Asset Portfolio

PIMCO Short-Term Floating NAV Portfolio III

		Page

Chairman’s Letter		2
Important Information About the Portfolios		4
Expense Examples		22
Benchmark Descriptions		23
Financial Highlights		24
Statements of Assets and Liabilities		30
Consolidated Statements of Assets and Liabilities		32
Statements of Operations		33
Consolidated Statements of Operations		36
Statements of Changes in Net Assets		37
Consolidated Statements of Changes in Net Assets		41
Statement of Cash Flows		42
Notes to Financial Statements		187
Glossary		212
Approval of Investment Advisory Contract and Other Agreements		213

Portfolio	Portfolio Summary	Schedule of Investments

PIMCO ABS and Short-Term Investments Portfolio(a)	6	43
PIMCO EM Bond and Short-Term Investments Portfolio(b)	7	52
PIMCO High Yield and Short-Term Investments Portfolio(c)	8	61
PIMCO Investment Grade Credit Bond Portfolio(d)	9	71
PIMCO Long Duration Credit Bond Portfolio(e)	10	83
PIMCO Low Duration Portfolio	11	105
PIMCO Moderate Duration Portfolio	12	113
PIMCO Mortgage and Short-Term Investments Portfolio(f)	13	122
PIMCO Municipal Portfolio(g)	14	134
PIMCO Real Return Portfolio	15	137
PIMCO Short-Term Portfolio	16	141
PIMCO Short-Term Floating NAV Portfolio II	17	149
PIMCO U.S. Government and Short-Term Investments Portfolio(h)	18	153
PIMCO International Portfolio(1)	19	159
PIMCO Short Asset Portfolio(1)	20	167
PIMCO Short-Term Floating NAV Portfolio III(1)	21	180

(1)	Consolidated Schedule of Investments

(a)	Prior to July 30, 2018, the PIMCO ABS and Short-Term Investments Portfolio was named the PIMCO Asset-Backed Securities Portfolio.
(b)	Prior to July 30, 2018, the PIMCO EM Bond and Short-Term Investments Portfolio was named the PIMCO Emerging Markets Portfolio.
(c)	Prior to July 30, 2018, the PIMCO High Yield and Short-Term Investments Portfolio was named the PIMCO High Yield Portfolio.
(d)	Prior to July 30, 2018, the PIMCO Investment Grade Credit Bond Portfolio was named the PIMCO Investment Grade Corporate Portfolio.
(e)	Prior to July 30, 2018, the PIMCO Long Duration Credit Bond Portfolio was named the PIMCO Long Duration Corporate Bond Portfolio.
(f)	Prior to July 30, 2018, the PIMCO Mortgage and Short-Term Investments Portfolio was named the PIMCO Mortgage Portfolio.
(g)	Prior to July 30, 2018, the PIMCO Municipal Portfolio was named the PIMCO Municipal Sector Portfolio.
(h)	Prior to July 30, 2018, the PIMCO U.S. Government and Short-Term Investments Portfolio was named the PIMCO U.S. Government Sector Portfolio.

Chairman’s Letter

Dear Shareholder,

Following this letter is the Semiannual Report for the PIMCO Private Account Portfolio Series (the “Portfolios”), which covers the six-month reporting period ended September 30, 2018. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the first quarter of 2018. During the second quarter of 2018 GDP growth rose to an annual pace of 4.2%, representing the strongest pace since the third quarter of 2014. The Commerce Department’s initial reading — released after the end of the reporting period — showed that third-quarter 2018 GDP grew at an annual pace of 3.5%.

The Federal Reserve (the “Fed”) continued to normalize monetary policy during the reporting period. In June 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. At its September 2018 meeting, the Fed again increased rates to a range between 2.00% and 2.25%. In addition to increasing the federal funds rate, the Fed continued to reduce its balance sheet during the reporting period.

Economic activity outside the U.S. initially accelerated during the reporting period, but moderated somewhat as the reporting period progressed. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. The Bank of England raised rates at its meeting in August 2018 and the Bank of Canada raised rates once during the reporting period. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, and that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period as short-term rates moved up more than their longer-term counterparts. In our view, the increase in rates at the short end of the yield curve was mostly due to Fed interest rate increases. The yield on the benchmark 10-year U.S. Treasury note was 3.05% at the end of the reporting period, up from 2.74% on March 31, 2018.

U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -0.49% during the reporting period. Meanwhile the Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned -0.14% during the reporting period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 3.46% during the reporting period, whereas emerging market external debt, as represented by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, returned -1.71% during the reporting period. Emerging market local bonds, as represented by the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.06% during the reporting period. The emerging market debt asset class was negatively impacted by signs of moderating growth in China, the strengthening U.S. dollar and headline issues in countries such as Argentina and Turkey. Emerging market local currencies were hit especially hard, many of which significantly depreciated versus the U.S. dollar during the reporting period.

Global equities produced mixed results during the reporting period, while U.S. equities rallied sharply. We believe this rally was driven by a number of factors, including optimism surrounding the December 2017 tax reform bill and corporate profits that often exceeded expectations. All told, U.S. equities, as represented by the S&P 500 Index, returned 11.41% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned -8.97% during the reporting period, whereas global equities, as represented by the MSCI World Index, returned 6.80%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned 8.81% during the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned 5.37%.

2	PRIVATE ACCOUNT PORTFOLIO SERIES

Commodity prices fluctuated and generated mixed results during the reporting period. When the reporting period began, crude oil was approximately $65 a barrel, but by the end of the reporting period crude oil was roughly $73 a barrel. This ascent was driven in part by planned and observed production cuts by the Organization of Petroleum Exporting Countries (OPEC) and the collapse in Venezuelan oil production. Elsewhere, gold and copper prices moved lower during the reporting period.

Finally, during the reporting period foreign exchange markets experienced periods of volatility, due in part to signs of decoupling economic growth and central bank policies, along with a number of geopolitical events. The U.S. dollar strengthened against other major currencies during the reporting period. For example, the U.S. dollar returned 6.20%, 7.63% and 6.83% versus the euro, British pound and Japanese yen, respectively, during the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Portfolios investments, please contact your account manager.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	3

Important Information About the Portfolios

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO ABS and Short-Term Investments Portfolio (formerly PIMCO Asset-Backed Securities Portfolio), PIMCO EM Bond and Short-Term Investments Portfolio (formerly PIMCO Emerging Markets Portfolio), PIMCO High Yield and Short-Term Investments Portfolio (formerly PIMCO High Yield Portfolio), PIMCO International Portfolio, PIMCO Investment Grade Credit Bond Portfolio (formerly PIMCO Investment Grade Corporate Portfolio), PIMCO Long Duration Credit Bond Portfolio (formerly PIMCO Long Duration Corporate Bond Portfolio), PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage and Short-Term Investments Portfolio (formerly PIMCO Mortgage Portfolio), PIMCO Municipal Portfolio (formerly PIMCO Municipal Sector Portfolio), PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO Short-Term Floating NAV Portfolio III, PIMCO Short Asset Portfolio, and PIMCO U.S. Government and Short-Term Investments Portfolio (formerly PIMCO U.S. Government Sector Portfolio) (each a “Portfolio” and collectively, the “Portfolios”).

We believe that bond portfolios have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolios may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond portfolios and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s Offering Memorandum and in the Principal Risks in the Notes to the Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s decision to leave the European Union may impact Fund returns. This decision may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

On each individual Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Each Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). Benchmark indexes do not take into account fees, expenses or taxes. A Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that any Portfolio, including any Portfolio that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) a Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Portfolio’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Portfolio along with each Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO ABS and Short-Term Investments Portfolio	10/31/00	Diversified
PIMCO EM Bond and Short-Term Investments Portfolio	04/03/98	Non-diversified

4	PRIVATE ACCOUNT PORTFOLIO SERIES

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO High Yield and Short-Term Investments Portfolio	12/08/00	Diversified
PIMCO Investment Grade Credit Bond Portfolio	01/26/00	Diversified
PIMCO Long Duration Credit Bond Portfolio	12/22/08	Diversified
PIMCO Low Duration Portfolio	05/31/12	Diversified
PIMCO Moderate Duration Portfolio	07/31/12	Diversified
PIMCO Mortgage and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO Municipal Portfolio	08/21/00	Diversified
PIMCO Real Return Portfolio	04/28/00	Diversified
PIMCO Short-Term Portfolio	04/20/00	Diversified
PIMCO Short-Term Floating NAV Portfolio II	06/09/09	Diversified
PIMCO U.S. Government and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO International Portfolio	12/13/89	Non-diversified
PIMCO Short Asset Portfolio	05/01/17	Diversified
PIMCO Short-Term Floating NAV Portfolio III	03/12/12	Diversified

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s Offering Memorandum, the Trust’s Offering Memorandum Supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent Offering Memorandum or use a new Offering Memorandum or Offering Memorandum Supplement with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio,

without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current Offering Memorandum or Offering Memorandum Supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Portfolio’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Portfolio’s Form N-Q is also available without charge, upon request, by calling (888) 87-PIMCO. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC has adopted a rule that, beginning in 2021, generally will allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO currently is evaluating how to make the electronic delivery option available to shareholders in the future.

The SEC adopted amendments to certain disclosure requirements relating to open-end investment companies’ liquidity risk management programs. Effective December 1, 2019, large fund complexes will be required to include in their shareholder reports a discussion of their liquidity risk management programs’ operations over the past year.

Daily updates on the net asset value of a Portfolio may be obtained by calling (888) 87-PIMCO.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	5

PIMCO ABS and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

Asset-Backed Securities	42.7%
Non-Agency Mortgage-Backed Securities	24.0%
Short-Term Instruments‡	19.8%
U.S. Government Agencies	11.8%
Other	1.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (10/31/00)
PIMCO ABS and Short-Term Investments Portfolio	1.97%	3.44%	4.74%	8.34%	7.19%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.32%	1.46%
Bloomberg Barclays Asset-Backed Securities Index	0.91%	0.51%	1.51%	3.69%	3.77%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO ABS and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities and short-term investments, which may be represented by options, futures contracts, or swap agreements. Assets not invested in ABS may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (“RMBS”) contributed to performance, as the sector outperformed like-duration Treasuries.

»	Underweight exposure to the U.S. yield curve contributed to performance, as U.S. Treasury rates increased.

»	Exposure to commercial mortgage-backed securities (“CMBS”) contributed to performance, as the sector outperformed like-duration Treasuries.

»	Overweight exposure to agency mortgage-backed securities (“MBS”) spread contributed to performance, as agency MBS spreads tightened.

»	Underweight exposure to ABS spread detracted from performance, as spreads tightened.

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO EM Bond and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Geographic Breakdown as of 09/30/2018†§

United States‡	54.8%
Argentina	14.4%
Brazil	7.0%
Mexico	5.8%
Qatar	2.9%
Cayman Islands	2.7%
Luxembourg	2.2%
South Africa	2.1%
Turkey	1.7%
Netherlands	1.5%
Colombia	1.0%
Other	3.9%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/03/98)
PIMCO EM Bond and Short-Term Investments Portfolio	(6.65)%	(4.65)%	3.21%	5.15%	7.84%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.32%	1.92%♦
Custom JPM ELMI+ Benchmark	(6.69)%	(3.16)%	(1.55)%	0.79%	4.90%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 03/31/1998.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO EM Bond and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments that economically are tied to emerging market countries and short term investments, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”) or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Positioning in the Mexican peso and overweight exposure to Mexican local rates contributed to performance.

»	Positioning in the Turkish lira contributed to performance.

»	Long exposure to Russian local markets detracted from performance.

»	Long exposure to Argentine local markets detracted from performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	7

PIMCO High Yield and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

Corporate Bonds & Notes	83.9%
Short-Term Instruments‡	7.1%
Loan Participations and Assignments	2.5%
Common Stocks	1.5%
Real Estate Investment Trusts	1.3%
Sovereign Issues	1.2%
Other	2.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/08/00)
PIMCO High Yield and Short-Term Investments Portfolio	4.11%	4.31%	8.51%	11.23%	8.25%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.32%	1.44%♦
ICE BofAML U.S. High Yield, BB-B Rated Index	3.06%	2.27%	5.38%	8.59%	7.24%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 11/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO High Yield and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality, and short-term investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in high yield securities may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Security selection in healthcare contributed to performance, as the Portfolio’s healthcare positions outperformed the broader sector.

»	Security selection in chemicals contributed to performance, as the Portfolio’s chemicals positions outperformed the broader sector.

»	Security selection in energy contributed to performance, as the Portfolio’s energy positions outperformed the broader sector.

»	Underweight exposure to telecommunications detracted from relative performance, as the sector outperformed the broader market.

»	Security selection in finance & insurance detracted from performance, as the Portfolio’s finance & insurance positions underperformed the broader sector.

»	Underweight exposure to energy detracted from relative performance, as the sector outperformed the broader market.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Investment Grade Credit Bond Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

Banking & Finance	47.0%
Industrials	34.7%
Utilities	7.1%
Short-Term Instruments‡	3.7%
U.S. Government Agencies	2.2%
Loan Participations and Assignments	1.9%
Sovereign Issues	1.2%
Municipal Bonds & Notes	1.2%
Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/26/00)
PIMCO Investment Grade Credit Bond Portfolio	1.41%	1.64%	3.74%	8.13%	7.30%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.32%	1.64%♦
Bloomberg Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	(0.02)%	(1.17)%	3.67%	6.46%	5.86%♦

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 01/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Investment Grade Credit Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed income investments of varying maturities, which may be represented by options, futures contracts, or swap agreements. Assets not invested in corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	A curve flattening position contributed to performance, as the curve flattened.

»	Long exposure to IG CDX contributed to performance, as CDX spreads tightened.

»	Overweight exposure to preferred securities contributed to performance, as the sector outperformed the broader investment grade market.

»	Overweight exposure to emerging market external debt, particularly Latin American, detracted from performance, as the sector underperformed the broader investment grade market.

»	Underweight exposure to healthcare detracted from performance, as the sector outperformed the broader investment grade market.

»	Underweight exposure to energy detracted from performance, as the sector outperformed the broader investment grade market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	9

PIMCO Long Duration Credit Bond Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

Corporate Bonds & Notes	67.3%
U.S. Treasury Obligations	17.8%
Municipal Bonds & Notes	3.9%
U.S. Government Agencies	3.2%
Short-Term Instruments‡	2.4%
Loan Participations and Assignments	2.4%
Sovereign Issues	1.8%
Other	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	Portfolio Inception (12/22/08)
PIMCO Long Duration Credit Bond Portfolio	(1.09)%	(1.68)%	6.62%	8.13%
Bloomberg Barclays U.S. Long Credit Index	(1.43)%	(2.18)%	5.75%	7.82%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Long Duration Credit Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	A curve flattening position contributed to performance, as the curve flattened.

»	Long exposure to IG CDX contributed to performance, as CDX spreads tightened.

»	A tactical allocation to non-agency mortgage-backed securities contributed to performance, as the sector outperformed the broader long credit market.

»	Overweight exposure to pipelines/midstream energy contributed to performance, as the sector outperformed the broader long credit market.

»	Overweight exposure to emerging market external debt, particularly Latin American, detracted from performance as the sector underperformed the broader long credit market.

»	Underweight exposure to technology detracted from performance, as the sector outperformed the broader long credit market.

10	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Low Duration Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

U.S. Treasury Obligations	34.0%
Corporate Bonds & Notes	27.7%
U.S. Government Agencies	20.0%
Asset-Backed Securities	6.6%
Short-Term Instruments	6.2%
Non-Agency Mortgage-Backed Securities	3.1%
Municipal Bonds & Notes	1.4%
Sovereign Issues	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	Portfolio Inception (05/31/12)
PIMCO Low Duration Portfolio	0.86%	0.60%	1.09%	0.80%
Bloomberg Barclays 1-3 Year Government/Credit Index	0.62%	0.20%	0.83%	0.84%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Low Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. front-end duration contributed to relative performance, as front-end interest rates rose.

»	Exposure to investment grade corporate securities contributed to performance, as these securities generally posted positive total returns.

»	Exposure to securitized debt contributed to performance, as these securities generally posted positive total returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	11

PIMCO Moderate Duration Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

U.S. Government Agencies	40.9%
Corporate Bonds & Notes	26.8%
Short-Term Instruments	10.7%
U.S. Treasury Obligations	8.5%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.2%
Municipal Bonds & Notes	2.2%
Sovereign Issues.	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	Portfolio Inception (07/31/12)
PIMCO Moderate Duration Portfolio	0.50%	(0.78)%	1.84%	1.24%
Bloomberg Barclays Intermediate Aggregate Bond Index	0.20%	(0.93)%	1.70%	1.33%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Moderate Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies contributed to relative performance, particularly overweight exposure to U.S. duration and the associated carry.

»	Overweight exposure to investment grade corporate spread duration contributed to relative performance, as spreads narrowed.

»	Positions in agency mortgage backed securities detracted from relative performance, as total returns in these securities were negative.

12	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Mortgage and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

U.S. Government Agencies	88.2%
Asset-Backed Securities	5.1%
Short-Term Instruments‡	3.9%
Non-Agency Mortgage-Backed Securities	2.2%
Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO Mortgage and Short-Term Investments Portfolio	0.26%	(1.99)%	3.11%	4.75%	5.74%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.32%	1.64%
Bloomberg Barclays U.S. MBS Fixed-Rate Index	0.12%	(0.92)%	2.03%	3.36%	4.75%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Mortgage and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities and short-term investments, which may be represented by options, futures contracts, swap agreements, or asset-backed securities. Assets not invested in mortgage-related securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (“RMBS”) contributed to performance, as the asset class outperformed like-duration Treasuries.

»	Overweight exposure to agency mortgage-backed securities (“MBS”) spread contributed to performance, as agency MBS spreads tightened during the period.

»	Exposure to commercial mortgage-backed securities (“CMBS”) contributed to performance, as the asset class outperformed like-duration Treasuries.

»	Exposure to collateralized loan obligations (“CLOs”) contributed to performance, as the asset class outperformed the benchmark.

»	Overweight exposure to the front end of the U.S. yield curve detracted from performance, as short-term rates sold off.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	13

PIMCO Municipal Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	26.1%
Miscellaneous Revenue	14.4%
Ad Valorem Property Tax	7.5%
Tobacco Settlement Funded	5.9%
Port, Airport & Marina Revenue	5.1%
Natural Gas Revenue	4.9%
Lease (Appropriation)	3.0%
Sewer Revenue	2.9%
Water Revenue	2.7%
College & University Revenue	2.6%
Miscellaneous Taxes	2.2%
Appropriations	2.0%
Income Tax Revenue	2.0%
Highway Revenue Tolls	1.9%
Industrial Revenue	1.6%
Sales Tax Revenue	1.1%
Lease (Abatement)	1.0%
Electric Power & Light Revenue	1.0%
Other	1.7%
Short-Term Instruments‡	7.7%
Corporate Bonds & Notes	2.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (08/21/00)
PIMCO Municipal Portfolio	0.61%	0.87%	4.99%	5.10%	4.38%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.32%	1.50%♦
Bloomberg Barclays Long Municipal Bond Index	0.44%	1.07%	5.44%	6.34%	5.48%♦

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 08/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Municipal Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements. Assets not invested in Municipal Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may also invest in securities issued by entities whose underlying assets are Municipal Securities, including without limitation, residual interest bonds. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight duration contributed to performance, as the municipal yield curve rose.

»	Select exposure to pre-refunded debt contributed to performance.

»	Select exposure to general obligation debt contributed to performance.

»	Underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the general municipal market.

»	Select exposure within the transportation sector detracted from performance.

»	Select exposure within the water and sewer sector detracted from performance.

14	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Real Return Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

U.S. Treasury Obligations	95.1%
Non-Agency Mortgage-Backed Securities	3.8%
Short-Term Instruments‡	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/28/00)
PIMCO Real Return Portfolio	(0.21)%	0.94%	2.22%	4.29%	5.84%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.32%	1.58%♦
Bloomberg Barclays U.S. TIPS Index	(0.05)%	0.41%	1.37%	3.32%	5.23%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»

Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from absolute performance, as U.S. TIPS, as measured by the Bloomberg Barclays U.S. TIPS Index, posted negative returns over the period.

»	The Portfolio’s construction, which structurally overweights U.S. TIPS, detracted from relative performance, as U.S. TIPS posted negative returns.

»	Underweight exposure to U.S. real duration contributed to relative performance, as U.S. real yields moved higher across the curve.

»

Overweight exposure to the belly of U.S. breakeven inflation (“BEI”) spreads (or the yield differential between U.S. nominal Treasuries and like-maturity U.S. TIPS) contributed to relative performance, as respective U.S. BEI gained.

»	Exposure to residential mortgage-backed securities (“RMBS”) contributed to relative performance, as these securities posted positive returns.

»	Overweight exposure to U.S. nominal duration detracted from relative performance, as U.S. nominal yields moved higher.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	15

PIMCO Short-Term Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

Asset-Backed Securities	36.0%
Non-Agency Mortgage-Backed Securities	23.0%
Short-Term Instruments‡	22.0%
U.S. Government Agencies	17.5%
Other	1.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/20/00)
PIMCO Short-Term Portfolio	1.88%	3.01%	3.15%	5.03%	4.10%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.32%	1.58%♦
3 Month USD LIBOR Index	1.16%	1.93%	0.81%	0.72%	2.02%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Holdings of securitized debt contributed to performance, as these securities generally posted positive total returns.

»	Overweight exposure to intermediate term U.S. interest rates detracted from performance, as U.S. rates rose.

16	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

Repurchase Agreements	47.1%
Corporate Bonds & Notes	24.1%
Commercial Paper	19.1%
Sovereign Issues	6.5%
U.S. Treasury Obligations	2.7%
Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	Portfolio Inception (06/09/09)
PIMCO Short-Term Floating NAV Portfolio II	1.06%	1.79%	0.78%	0.56%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.31%♦

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 05/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Floating NAV Portfolio II seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. interest rates contributed to performance, as U.S. rates rose.

»	Holdings of investment grade corporate securities contributed to performance, as spreads tightened.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	17

PIMCO U.S. Government and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

U.S. Treasury Obligations	84.1%
U.S. Government Agencies	8.9%
Non-Agency Mortgage-Backed Securities	6.1%
Short-Term Instruments‡	0.4%
Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO U.S. Government and Short-Term Investments Portfolio	(3.14)%	(5.83)%	1.08%	4.45%	6.70%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.32%	1.64%
Bloomberg Barclays Government Bond Index	(0.47)%	(1.57)%	1.34%	2.66%	4.40%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO U.S. Government and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as mortgage-backed securities (“MBS” ) and short-term investments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies detracted from performance, particularly overweight exposure to intermediate-term interest rates, as rates rose.

»	Security selection within non-agency MBS contributed to performance as selected issues outperformed.

18	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO International Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Geographic Breakdown as of 09/30/2018†§

United States‡	42.9%
Denmark	16.0%
Netherlands	11.9%
Japan	11.9%
United Kingdom	11.5%
Canada	5.0%
Cayman Islands	0.8%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/13/89)
PIMCO International Portfolio	1.45%	(1.54)%	0.48%	6.25%	7.00%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.32%	2.84%♦
JPMorgan GBI Global ex-US Index Hedged in USD	(0.33)%	2.34%	4.08%	4.23%	5.94%♦

All Portfolio returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 11/30/1989.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Country selection in the eurozone contributed to relative performance.

»	Underweight exposure to U.K. duration contributed to performance, as rates rose.

»	Underweight exposure to Japanese duration contributed to performance, as rates rose.

»	Long exposure to the Mexican peso contributed to performance, as the currency appreciated against the U.S. dollar.

»	Positions in non-agency MBS contributed to relative performance, as these securities generated positive total returns.

»	Long exposure to several developed market currencies detracted from performance, as these currencies depreciated against the U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	19

PIMCO Short Asset Portfolio

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

Corporate Bonds & Notes	50.6%
Short-Term Instruments	19.0%
Asset-Backed Securities	10.5%
U.S. Government Agencies	9.0%
Sovereign Issues	5.2%
U.S. Treasury Obligations	3.4%
Non-Agency Mortgage-Backed Securities	2.2%
Municipal Bonds & Notes	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	Portfolio Inception (05/01/17)
PIMCO Short Asset Portfolio	1.44%	2.42%	2.35%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	1.38%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short Asset Portfolio seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. interest rates contributed to performance, as U.S. rates rose.

»	Holdings of investment grade credit contributed to performance, as spreads tightened.

»	Holdings of securitized debt contributed to performance, as these securities generally posted positive total returns.

20	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio III

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 09/30/2018†§

Corporate Bonds & Notes	27.2%
Japan Treasury Bills	20.8%
Commercial Paper	16.1%
U.S. Government Agencies	10.9%
Repurchase Agreements	10.9%
Sovereign Issues	7.9%
U.S. Treasury Obligations	4.9%
Other	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	Portfolio Inception (03/12/12)
PIMCO Short-Term Floating NAV Portfolio III	1.13%	1.94%	0.94%	0.82%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.39%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Floating NAV Portfolio III seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. interest rates contributed to performance, as U.S. rates rose.

»	Holdings of investment grade credit contributed to performance, as spreads tightened.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	21

Expense Examples

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from April 1, 2018 to September 30, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your Portfolio, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual				Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*		Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*		Net Annualized Expense Ratio**
PIMCO ABS and Short-Term Investments Portfolio	$1,000.00	$1,019.70	$0.30		$1,000.00	$1,024.63	$0.30		0.06%
PIMCO EM Bond and Short-Term Investments Portfolio	1,000.00	933.50	0.82		1,000.00	1,024.08	0.86		0.17
PIMCO High Yield and Short-Term Investments Portfolio	1,000.00	1,041.10	0.36		1,000.00	1,024.58	0.35		0.07
PIMCO Investment Grade Credit Bond Portfolio	1,000.00	1,014.10	0.30		1,000.00	1,024.63	0.30		0.06
PIMCO Long Duration Credit Bond Portfolio	1,000.00	989.10	1.39		1,000.00	1,023.54	1.41		0.28
PIMCO Low Duration Portfolio	1,000.00	1,008.60	0.30		1,000.00	1,024.63	0.30		0.06
PIMCO Moderate Duration Portfolio	1,000.00	1,005.00	0.30		1,000.00	1,024.63	0.30		0.06
PIMCO Mortgage and Short-Term Investments Portfolio	1,000.00	1,002.60	0.40		1,000.00	1,024.53	0.40		0.08
PIMCO Municipal Portfolio	1,000.00	1,006.10	0.25		1,000.00	1,024.68	0.25		0.05
PIMCO Real Return Portfolio	1,000.00	997.90	5.48		1,000.00	1,019.45	5.54		1.10
PIMCO Short-Term Portfolio	1,000.00	1,018.80	0.35		1,000.00	1,024.58	0.35		0.07
PIMCO Short-Term Floating NAV Portfolio II	1,000.00	1,010.60	0.25		1,000.00	1,024.68	0.25		0.05
PIMCO U.S. Government and Short-Term Investments Portfolio	1,000.00	968.60	0.59		1,000.00	1,024.33	0.61		0.12
PIMCO International Portfolio (Consolidated)	1,000.00	1,014.50	0.90		1,000.00	1,024.03	0.91		0.18
PIMCO Short Asset Portfolio (Consolidated)	1,000.00	1,014.40	0.00	^	1,000.00	1,024.93	0.00	^	0.00	^
PIMCO Short-Term Floating NAV Portfolio III (Consolidated)	1,000.00	1,011.30	0.00	^	1,000.00	1,024.93	0.00	^	0.00	^

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

^ A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.

22	PRIVATE ACCOUNT PORTFOLIO SERIES

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Bloomberg Barclays 1-3 Year Government/Credit Index	The Bloomberg Barclays 1-3 Year Government/Credit Index is the 1-3 Yr component of the U.S. Government/Credit index. The Bloomberg Barclays Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Bloomberg Barclays Asset-Backed Securities Index	Bloomberg Barclays Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included.

Bloomberg Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	Bloomberg Barclays Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

Bloomberg Barclays Government Bond Index	Bloomberg Barclays Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more.

Bloomberg Barclays Intermediate Aggregate Bond Index	Bloomberg Barclays Intermediate Aggregate Bond Index is the Intermediate component of the U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg Barclays Long Municipal Bond Index	Bloomberg Barclays Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market.

Bloomberg Barclays U.S. Long Credit Index	Bloomberg Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government.

Bloomberg Barclays U.S. MBS Fixed-Rate Index	Bloomberg Barclays U.S. MBS Fixed-Rate Index covers the mortgage-backed pass-through securities and hybrid ARM pools of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of about 1,000,000 individual fixed rate MBS pools into approximately 5,500 generic aggregates.

Bloomberg Barclays U.S. TIPS Index	Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus.

FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

ICE BofAML U.S. High Yield, BB-B Rated Index	ICE BofAML U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of ICE BofAML High Yield Cash Pay, BB-B rated. ICE BofAML High Yield Cash Pay, BB-B rated is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	23

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO ABS and Short-Term Investments Portfolio
04/01/2018 - 09/30/2018+	$12.70	$0.25	$0.00	$0.25	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2018	12.50	0.43	0.21	0.64	(0.44)	0.00	0.00	(0.44)
03/31/2017	12.22	0.45	0.32	0.77	(0.49)	0.00	0.00	(0.49)
03/31/2016	12.35	0.37	(0.17)	0.20	(0.33)	0.00	0.00	(0.33)
03/31/2015	12.24	0.35	0.14	0.49	(0.38)	0.00	0.00	(0.38)
03/31/2014	12.00	0.49	0.29	0.78	(0.54)	0.00	0.00	(0.54)

PIMCO EM Bond and Short-Term Investments Portfolio
04/01/2018 - 09/30/2018+	$10.38	$0.25	$(0.94)	$(0.69)	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2018	9.88	0.40	0.17	0.57	(0.07)	0.00	0.00	(0.07)
03/31/2017	9.33	0.46	0.10	0.56	(0.01)	0.00	0.00	(0.01)
03/31/2016	9.78	0.48	0.10	0.58	(1.03)	0.00	0.00	(1.03)
03/31/2015	10.12	0.43	(0.21)	0.22	(0.56)	0.00	0.00	(0.56)
03/31/2014	10.77	0.45	(0.60)	(0.15)	(0.50)	0.00	0.00	(0.50)

PIMCO High Yield and Short-Term Investments Portfolio
04/01/2018 - 09/30/2018+	$7.77	$0.25	$0.06	$0.31	$(0.28)	$0.00	$0.00	$(0.28)
03/31/2018	7.82	0.51	(0.01)	0.50	(0.55)	0.00	0.00	(0.55)
03/31/2017	6.99	0.67	0.78	1.45	(0.62)	0.00	0.00	(0.62)
03/31/2016	7.49	0.50	(0.38)	0.12	(0.62)	0.00	0.00	(0.62)
03/31/2015	7.72	0.72	(0.46)	0.26	(0.49)	0.00	0.00	(0.49)
03/31/2014	7.90	0.61	(0.10)	0.51	(0.69)	0.00	0.00	(0.69)

PIMCO Investment Grade Credit Bond Portfolio
04/01/2018 - 09/30/2018+	$9.42	$0.17	$(0.04)	$0.13	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2018	9.67	0.33	(0.02)	0.31	(0.39)	(0.17)	0.00	(0.56)
03/31/2017	9.51	0.40	0.22	0.62	(0.46)	0.00	0.00	(0.46)
03/31/2016	10.15	0.42	(0.40)	0.02	(0.45)	(0.21)	0.00	(0.66)
03/31/2015	10.68	0.40	(0.04)	0.36	(0.48)	(0.41)	0.00	(0.89)
03/31/2014	11.45	0.40	(0.10)	0.30	(0.47)	(0.60)	0.00	(1.07)

PIMCO Long Duration Credit Bond Portfolio
04/01/2018 - 09/30/2018+	$11.61	$0.26	$(0.39)	$(0.13)	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2018	11.56	0.57	0.26	0.83	(0.67)	(0.11)	0.00	(0.78)
03/31/2017	11.44	0.61	0.21	0.82	(0.59)	(0.11)	0.00	(0.70)
03/31/2016	12.65	0.64	(0.88)	(0.24)	(0.64)	(0.33)	0.00	(0.97)
03/31/2015	11.76	0.61	0.97	1.58	(0.59)	(0.10)	0.00	(0.69)
03/31/2014	12.45	0.56	(0.42)	0.14	(0.63)	(0.20)	0.00	(0.83)

PIMCO Low Duration Portfolio
04/01/2018 - 09/30/2018+	$9.78	$0.11	$(0.03)	$0.08	$(0.06)	$0.00	$0.00	$(0.06)
03/31/2018	9.84	0.19	(0.10)	0.09	(0.15)	0.00	0.00	(0.15)
03/31/2017	9.83	0.15	(0.02)	0.13	(0.12)	0.00	0.00	(0.12)
03/31/2016	9.88	0.12	(0.06)	0.06	(0.11)	0.00	0.00	(0.11)
03/31/2015	9.87	0.09	0.04	0.13	(0.12)	0.00	(0.00)	(0.12)
03/31/2014	10.04	0.07	(0.16)	(0.09)	(0.08)	0.00	0.00	(0.08)

PIMCO Moderate Duration Portfolio
04/01/2018 - 09/30/2018+	$9.78	$0.13	$(0.08)	$0.05	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2018	9.88	0.21	(0.13)	0.08	(0.18)	0.00	0.00	(0.18)
03/31/2017	9.97	0.17	(0.06)	0.11	(0.16)	(0.04)	0.00	(0.20)
03/31/2016	9.93	0.17	0.05	0.22	(0.17)	(0.01)	0.00	(0.18)
03/31/2015	9.72	0.15	0.23	0.38	(0.17)	0.00	0.00	(0.17)
03/31/2014	9.99	0.14	(0.28)	(0.14)	(0.13)	0.00	0.00	(0.13)

24	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expenses and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.78	1.97%	$4,586,585	0.06	%*	0.06	%*	0.05	%*	0.05	%*	3.91	%*	83%
12.70	5.16	4,432,251	0.05		0.05		0.05		0.05		3.40		234
12.50	6.37	3,559,098	0.05		0.05		0.05		0.05		3.58		204
12.22	1.59	2,114,311	0.05		0.05		0.05		0.05		2.98		66
12.35	4.00	1,583,150	0.05		0.05		0.05		0.05		2.83		96
12.24	6.68	1,088,982	0.11		0.11		0.05		0.05		4.02		57

$9.61	(6.65)%	$609,749	0.17	%*	0.17	%*	0.12	%*	0.12	%*	5.05	%*	12%
10.38	5.86	656,406	0.13		0.13		0.12		0.12		4.00		32
9.88	6.04	685,703	0.13		0.13		0.12		0.12		4.71		41
9.33	6.71	763,986	0.13		0.13		0.12		0.12		5.05		37
9.78	2.21	738,703	0.12		0.12		0.12		0.12		4.16		45
10.12	(1.22)	1,072,839	0.12		0.12		0.12		0.12		4.41		68

$7.80	4.11%	$553,397	0.07	%*	0.07	%*	0.05	%*	0.05	%*	6.52	%*	9%
7.77	6.41	538,098	0.26		0.26		0.05		0.05		6.44		39
7.82	21.29	635,591	0.15		0.15		0.06		0.06		8.72		44
6.99	1.72	582,727	0.12		0.12		0.05		0.05		6.89		48
7.49	3.45	451,288	0.40		0.40		0.05		0.05		9.37		78
7.72	6.89	549,242	0.27		0.27		0.05		0.05		7.91		72

$9.46	1.41%	$2,077,346	0.06	%*	0.06	%*	0.05	%*	0.05	%*	3.58	%*	44%
9.42	3.23	1,982,065	0.06		0.06		0.05		0.05		3.42		142
9.67	6.61	1,773,544	0.16		0.16		0.05		0.05		4.11		134
9.51	0.29	2,045,450	0.11		0.11		0.05		0.05		4.29		102
10.15	3.48	2,388,181	0.05		0.05		0.05		0.05		3.74		63
10.68	2.95	3,749,985	0.05		0.05		0.05		0.05		3.63		62

$11.31	(1.09)%	$20,086,316	0.28	%*	0.28	%*	0.05	%*	0.05	%*	4.66	%*	38%
11.61	7.05	18,826,049	0.30		0.30		0.05		0.05		4.72		72
11.56	7.33	17,322,078	0.20		0.20		0.05		0.05		5.13		97
11.44	(1.35)	18,319,516	0.13		0.13		0.05		0.05		5.46		76
12.65	13.79	20,665,768	0.07		0.07		0.05		0.05		4.92		52
11.76	1.60	20,947,575	0.05		0.05		0.05		0.05		4.78		42

$9.80	0.86%	$823,231	0.06	%*	0.06	%*	0.05	%*	0.05	%*	2.30	%*	113%
9.78	0.92	584,046	0.09		0.09		0.05		0.05		1.89		278
9.84	1.35	381,430	0.05		0.05		0.05		0.05		1.49		312
9.83	0.62	142,590	0.05		0.05		0.05		0.05		1.23		65
9.88	1.33	356,484	0.05		0.05		0.05		0.05		0.87		333
9.87	(0.91)	360,385	0.05		0.05		0.05		0.05		0.73		316

$9.75	0.50%	$2,048,460	0.06	%*	0.06	%*	0.05	%*	0.05	%*	2.59	%*	266%
9.78	0.83	1,672,502	0.05		0.05		0.05		0.05		2.11		515
9.88	1.03	1,371,841	0.05		0.05		0.05		0.05		1.73		566
9.97	2.27	4,255,848	0.05		0.05		0.05		0.05		1.73		365
9.93	3.89	514,758	0.05		0.05		0.05		0.05		1.49		378
9.72	(1.43)	526,934	0.05		0.05		0.05		0.05		1.46		307

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Mortgage and Short-Term Investments Portfolio
04/01/2018 - 09/30/2018+	$10.54	$0.17	$(0.14)	$0.03	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2018	10.78	0.33	(0.13)	0.20	(0.44)	0.00	0.00	(0.44)
03/31/2017	11.00	0.32	(0.20)	0.12	(0.34)	0.00	0.00	(0.34)
03/31/2016	11.00	0.28	0.17	0.45	(0.45)	0.00	0.00	(0.45)
03/31/2015	10.68	0.25	0.44	0.69	(0.37)	0.00	0.00	(0.37)
03/31/2014	10.95	0.21	(0.14)	0.07	(0.34)	0.00	0.00	(0.34)

PIMCO Municipal Portfolio
04/01/2018 - 09/30/2018+	$7.12	$0.16	$(0.12)	$0.04	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2018	7.26	0.35	(0.18)	0.17	(0.31)	0.00	0.00	(0.31)
03/31/2017	7.59	0.37	(0.22)	0.15	(0.33)	(0.15)	0.00	(0.48)
03/31/2016	8.23	0.39	(0.05)	0.34	(0.64)	(0.34)	0.00	(0.98)
03/31/2015	8.08	0.39	0.43	0.82	(0.52)	(0.15)	0.00	(0.67)
03/31/2014	8.94	0.40	(0.49)	(0.09)	(0.39)	(0.38)	0.00	(0.77)

PIMCO Real Return Portfolio
04/01/2018 - 09/30/2018+	$8.76	$0.19	$(0.21)	$(0.02)	$(0.40)	$0.00	$0.00	$(0.40)
03/31/2018	8.90	0.26	(0.07)	0.19	(0.33)	0.00	0.00	(0.33)
03/31/2017	9.11	0.37	(0.10)	0.27	(0.48)	0.00	0.00	(0.48)
03/31/2016	8.95	0.20	0.04	0.24	(0.08)	0.00	0.00	(0.08)
03/31/2015	9.03	0.11	0.19	0.30	(0.38)	0.00	0.00	(0.38)
03/31/2014	9.86	0.14	(0.80)	(0.66)	(0.11)	(0.04)	(0.02)	(0.17)

PIMCO Short-Term Portfolio
04/01/2018 - 09/30/2018+	$9.47	$0.16	$0.02	$0.18	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2018	9.48	0.23	0.14	0.37	(0.38)	0.00	0.00	(0.38)
03/31/2017	9.33	0.26	0.15	0.41	(0.26)	0.00	0.00	(0.26)
03/31/2016	9.54	0.22	(0.11)	0.11	(0.32)	0.00	0.00	(0.32)
03/31/2015	9.60	0.25	(0.06)	0.19	(0.25)	0.00	0.00	(0.25)
03/31/2014	9.59	0.33	0.04	0.37	(0.36)	0.00	0.00	(0.36)

PIMCO Short-Term Floating NAV Portfolio II
04/01/2018 - 09/30/2018+	$10.01	$0.10	$0.00	$0.10	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2018	10.01	0.14	0.00	0.14	(0.14)	0.00	0.00	(0.14)
03/31/2017	10.01	0.08	0.00	0.08	(0.08)	(0.00)	0.00	(0.08)
03/31/2016	10.01	0.04	0.00	0.04	(0.04)	(0.00)	0.00	(0.04)
03/31/2015	10.01	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
03/31/2014	10.01	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

PIMCO U.S. Government and Short-Term Investments Portfolio
04/01/2018 - 09/30/2018+	$8.73	$0.11	$(0.38)	$(0.27)	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2018	8.78	0.21	(0.09)	0.12	(0.17)	0.00	0.00	(0.17)
03/31/2017	9.03	0.23	(0.27)	(0.04)	(0.21)	0.00	0.00	(0.21)
03/31/2016	9.67	0.29	(0.61)	(0.32)	(0.32)	0.00	0.00	(0.32)
03/31/2015	8.82	0.17	0.82	0.99	(0.14)	0.00	0.00	(0.14)
03/31/2014	9.44	0.14	(0.61)	(0.47)	(0.15)	0.00	0.00	(0.15)

PIMCO International Portfolio (Consolidated)
04/01/2018 - 09/30/2018+	$7.58	$0.03	$0.08	$0.11	$0.00	$0.00	$0.00	$0.00
03/31/2018	7.68	0.04	(0.14)	(0.10)	0.00	0.00	0.00	0.00
03/31/2017	7.97	0.05	(0.34)	(0.29)	0.00	0.00	0.00	0.00
03/31/2016~	10.04	0.06	(1.02)	(0.96)	(1.11)	0.00	0.00	(1.11)
03/31/2015~	9.14	0.12	1.08	1.20	(0.30)	0.00	0.00	(0.30)
03/31/2014~	9.54	0.12	(0.02)	0.10	(0.50)	0.00	0.00	(0.50)

PIMCO Short Asset Portfolio (Consolidated)
04/01/2018 - 09/30/2018+	$10.00	$0.12	$0.03	$0.15	$(0.13)	$0.00	$0.00	$(0.13)
05/01/2017 - 03/31/2018	10.00	0.17	0.01	0.18	(0.18)	0.00	0.00	(0.18)

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expenses and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.46	0.26%	$2,783,777	0.08	%*	0.08	%*	0.05	%*	0.05	%*	3.25	%*	582%
10.54	1.80	1,957,803	0.09		0.09		0.05		0.05		3.01		1,179
10.78	1.06	2,087,307	0.07		0.07		0.05		0.05		2.91		1,472
11.00	4.26	1,782,526	0.07		0.07		0.05		0.05		2.57		1,356
11.00	6.54	2,643,384	0.05		0.05		0.05		0.05		2.26		1,742
10.68	0.69	5,250,652	0.05		0.05		0.05		0.05		1.97		1,357

$6.98	0.61%	$141,454	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.57	%*	13%
7.12	2.39	139,710	0.05		0.05		0.05		0.05		4.87		25
7.26	2.09	144,501	0.05		0.05		0.05		0.05		4.94		0
7.59	4.48	152,110	0.05		0.05		0.05		0.05		4.85		22
8.23	10.41	164,087	0.06		0.06		0.05		0.05		4.66		2
8.08	(0.62)	248,361	0.06		0.06		0.05		0.05		4.85		17

$8.34	(0.21)%	$41,684	1.10	%*	1.10	%*	0.05	%*	0.05	%*	4.34	%*	1%
8.76	2.11	41,522	0.66		0.66		0.05		0.05		2.88		183
8.90	3.04	482,644	0.58		0.58		0.05		0.05		4.05		149
9.11	2.76	1,227,505	0.28		0.28		0.05		0.05		2.25		127
8.95	3.38	1,501,480	0.09		0.09		0.05		0.05		1.17		139
9.03	(6.69)	2,755,107	0.06		0.06		0.05		0.05		1.57		34

$9.52	1.88%	$562,867	0.07	%*	0.07	%*	0.05	%*	0.05	%*	3.41	%*	58%
9.47	3.94	535,420	0.05		0.05		0.05		0.05		2.43		209
9.48	4.40	658,442	0.05		0.05		0.05		0.05		2.69		121
9.33	1.15	674,143	0.05		0.05		0.05		0.05		2.29		7
9.54	2.01	1,194,737	0.05		0.05		0.05		0.05		2.59		52
9.60	3.96	1,049,627	0.11		0.11		0.05		0.05		3.38		17

$10.01	1.06%	$6,733,995	0.05	%*	0.05	%*	0.05	%*	0.05	%*	2.06	%*	26%
10.01	1.33	4,071,061	0.05		0.05		0.05		0.05		1.36		108
10.01	0.85	5,006,020	0.05		0.05		0.05		0.05		0.82		103
10.01	0.37	4,445,929	0.05		0.05		0.05		0.05		0.37		68
10.01	0.19	5,555,410	0.05		0.05		0.05		0.05		0.20		68
10.01	0.19	6,827,731	0.05		0.05		0.05		0.05		0.18		96

$8.39	(3.14)%	$1,727,031	0.12	%*	0.12	%*	0.05	%*	0.05	%*	2.50	%*	3%
8.73	1.36	2,533,954	0.05		0.05		0.05		0.05		2.36		50
8.78	(0.45)	2,152,196	0.19		0.19		0.05		0.05		2.57		33
9.03	(3.22)	2,007,530	0.25		0.25		0.05		0.05		3.19		95
9.67	11.29	2,203,702	0.06		0.06		0.05		0.05		1.82		104
8.82	(4.98)	3,277,262	0.05		0.05		0.05		0.05		1.55		96

$7.69	1.45%	$692,200	0.18	%*	0.18	%*	0.12	%*	0.12	%*	0.88	%*	0%
7.58	(1.30)	674,406	0.13		0.13		0.12		0.12		0.49		91
7.68	(3.64)	694,954	0.13		0.13		0.12		0.12		0.68		122
7.97	(7.70)	829,855	0.12		0.12		0.12		0.12		0.71		404
10.04	13.27	1,063,915	0.12		0.12		0.12		0.12		1.27		156
9.14	1.03	1,739,775	0.12		0.12		0.12		0.12		1.29		121

$10.02	1.44%	$18,267,617	0.00	%*	0.00	%*	0.00	%*	0.00	%*	2.39	%*	17%
10.00	1.88	15,673,962	0.00	*	0.00	*	0.00	*	0.00	*	1.81	*	29

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	27

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short-Term Floating NAV Portfolio III (Consolidated)
04/01/2018 - 09/30/2018+	$9.88	$0.09	$0.03	$0.12	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2018	9.89	0.11	0.03	0.14	(0.15)	0.00	0.00	(0.15)
03/31/2017	9.88	0.07	0.04	0.11	(0.10)	0.00	0.00	(0.10)
03/31/2016	9.92	0.06	(0.01)	0.05	(0.09)	0.00	0.00	(0.09)
03/31/2015	9.99	0.06	(0.02)	0.04	(0.11)	0.00	0.00	(0.11)
03/31/2014	9.99	0.05	(0.01)	0.04	(0.04)	0.00	0.00	(0.04)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expenses and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.89	1.13%	$16,607,259	0.00	%*	0.00	%*	0.00	%*	0.00	%*	1.91	%*	113%
9.88	1.47	21,178,114	0.01		0.01		0.00		0.00		1.10		112
9.89	1.05	23,928,033	0.01		0.01		0.00		0.00		0.74		308
9.88	0.59	18,434,787	0.01		0.01		0.00		0.00		0.61		146
9.92	0.31	36,450,693	0.00		0.00		0.00		0.00		0.58		101
9.99	0.34	49,219,987	0.00		0.00		0.00		0.00		0.49		267

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	29

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio

Assets:
Investments, at value
Investments in securities*	$3,936,824	$322,765	$550,416	$2,014,011	$21,879,795	$900,433	$2,698,264
Investments in Affiliates	955,815	288,645	28,042	67,673	536,013	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	38	48	153	220	2,261	78	179
Over the counter	3,784	35,126	933	2,606	135,230	3	3
Cash	249	17	3	12	0	0	1
Deposits with counterparty	2,269	2,131	9,692	18,623	12,452	1,719	3,307
Foreign currency, at value	0	865	767	1	22,195	0	0
Receivable for investments sold	79	0	4,920	2,799	152,393	108	929
Receivable for TBA investments sold	321,333	0	0	39,211	605,400	115,110	459,959
Receivable for Portfolio shares sold	8,036	0	0	0	56,556	4,400	7,300
Interest and/or dividends receivable	7,731	5,279	8,300	19,767	240,185	4,284	10,074
Dividends receivable from Affiliates	1,649	481	50	114	1,133	0	0
Total Assets	5,237,807	655,357	603,276	2,165,037	23,643,613	1,026,135	3,180,016

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$16,137	$0	$1,637,918	$0	$0
Payable for sale-buyback transactions	0	0	0	0	367,107	0	0
Payable for short sales	0	0	11,369	0	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	92	1,052	135	170	5,197	38	86
Over the counter	3,396	22,092	1,156	4,187	204,736	0	0
Payable for investments purchased	11,609	563	10,354	8,344	36,270	2,848	60,150
Payable for investments in Affiliates purchased	1,649	481	50	114	1,133	0	0
Payable for TBA investments purchased	625,261	0	0	68,583	1,156,121	199,979	1,070,787
Deposits from counterparty	3,116	18,627	629	591	7,314	0	436
Payable for Portfolio shares redeemed	5,930	2,740	10,027	5,620	140,623	0	0
Distributions payable	0	0	0	0	0	0	0
Overdraft due to custodian	0	0	0	0	81	0	0
Accrued investment advisory fees	67	9	8	31	306	12	30
Accrued supervisory and administrative fees	101	44	13	46	458	18	45
Accrued reimbursement to PIMCO	1	0	0	0	7	0	0
Other liabilities	0	0	1	5	26	9	22
Total Liabilities	651,222	45,608	49,879	87,691	3,557,297	202,904	1,131,556

Net Assets	$4,586,585	$609,749	$553,397	$2,077,346	$20,086,316	$823,231	$2,048,460

Net Assets Consist of:
Paid in capital	$4,420,156	$644,040	$554,956	$2,050,817	$19,687,673	$831,486	$2,089,807
Undistributed (overdistributed) net investment income	70,717	15,224	18,198	22,941	247,453	4,515	13,510
Accumulated undistributed net realized gain (loss)	(30,099)	(25,304)	(21,085)	(4,397)	63,186	(8,276)	(26,028)
Net unrealized appreciation (depreciation)	125,811	(24,211)	1,328	7,985	88,004	(4,494)	(28,829)

Net Assets	$4,586,585	$609,749	$553,397	$2,077,346	$20,086,316	$823,231	$2,048,460

Shares Issued and Outstanding:	358,957	63,442	70,929	219,658	1,776,671	83,975	210,168

Net Asset Value Per Share Outstanding	$12.78	$9.61	$7.80	$9.46	$11.31	$9.80	$9.75

Cost of investments in securities	$3,842,506	$365,840	$534,076	$2,012,323	$21,801,586	$905,839	$2,725,573
Cost of investments in Affiliates	$955,543	$288,568	$28,433	$67,652	$536,013	$0	$0
Cost of foreign currency held	$0	$897	$767	$1	$18,610	$0	$0
Proceeds received on short sales	$0	$0	$11,472	$0	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$(17,914)	$(6,171)	$10,191	$9,812	$72,047	$2,286	$9,433

* Includes repurchase agreements of:	$1,338	$2,383	$10,177	$2,430	$0	$53,176	$217,872

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio	PIMCO Real Return Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$6,119,440	$129,624	$61,114	$465,181	$6,517,097	$1,831,095
156,997	10,197	458	128,770	0	3,172

116	0	1	15	0	2,335
4,185	0	503	801	0	0
0	0	0	0	0	0
11,476	0	53	385	3,562	1,688
0	0	10	0	0	0
108,590	0	284	381	0	1,655
2,961,347	0	0	58,671	0	40,680
0	0	0	0	242,400	0
9,153	2,018	319	1,040	10,813	13,601
313	19	1	215	0	5
9,371,617	141,858	62,743	655,459	6,773,872	1,894,231

$0	$0	$20,451	$0	$0	$120,560
0	0	0	0	0	0
99,560	0	0	0	0	20,234

70	0	0	23	0	320
1,206	0	4	0	0	0
28,736	0	0	1,384	37,324	0
313	19	1	215	0	5
6,441,470	0	0	90,631	0	20,327
6,653	0	471	319	0	0
9,450	380	130	0	0	5,690
0	0	0	0	24	0
278	0	0	0	2,294	0
41	2	1	8	92	26
62	3	1	12	139	38
1	0	0	0	2	0
0	0	0	0	2	0
6,587,840	404	21,059	92,592	39,877	167,200

$2,783,777	$141,454	$41,684	$562,867	$6,733,995	$1,727,031

$2,928,421	$128,271	$74,333	$713,156	$6,734,387	$1,998,781
30,068	3,860	2,067	8,956	27	16,636
(142,961)	3,787	(35,013)	(165,683)	105	(165,309)
(31,751)	5,536	297	6,438	(524)	(123,077)

$2,783,777	$141,454	$41,684	$562,867	$6,733,995	$1,727,031

266,086	20,264	4,998	59,136	672,815	205,938

$10.46	$6.98	$8.34	$9.52	$10.01	$8.39

$6,167,335	$124,091	$62,288	$463,809	$6,517,621	$1,932,983
$156,981	$10,193	$457	$128,738	$0	$3,172
$0	$0	$11	$0	$0	$0
$99,897	$0	$0	$0	$0	$20,303
$9,053	$0	$(1,003)	$(372)	$0	$19,871

$5,242	$522	$243	$523	$3,066,496	$4,453

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	31

Consolidated Statements of Assets and Liabilities

September 30, 2018 (Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Assets:
Investments, at value
Investments in securities*	$657,657	$18,800,492	$15,100,842
Investments in Affiliates	334,916	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	20,491	0	0
Over the counter	23,881	43,056	78,337
Cash	1	50	0
Deposits with counterparty	22,667	17,027	0
Foreign currency, at value	21,240	643	1,687
Receivable for investments sold	359	31,031	1,401,563
Receivable for TBA investments sold	0	580,715	4,286,302
Receivable for Portfolio shares sold	0	0	200,000
Interest and/or dividends receivable	1,455	79,715	34,369
Dividends receivable from Affiliates	469	0	0
Reimbursement receivable from PIMCO	1	0	1
Other assets	0	0	1
Total Assets	1,083,137	19,552,729	21,103,102

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$934	$0
Payable for sale-buyback transactions	0	18,618	0
Payable for short sales	0	359,036	1,583,437
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,790	1,224	0
Over the counter	9,464	3,706	8,881
Payable for investments purchased	356,825	45,410	123,188
Payable for investments in Affiliates purchased	469	0	0
Payable for TBA investments purchased	0	273,398	2,683,242
Deposits from counterparty	16,302	37,786	90,465
Payable for Portfolio shares redeemed	2,030	545,000	0
Overdraft due to custodian	0	0	6,625
Accrued investment advisory fees	9	0	0
Accrued supervisory and administrative fees	48	0	0
Other liabilities	0	0	5
Total Liabilities	390,937	1,285,112	4,495,843

Net Assets	$692,200	$18,267,617	$16,607,259

Net Assets Consist of:
Paid in capital	$719,175	$18,254,744	$16,613,041
Undistributed (overdistributed) net investment income	(4,108)	(10,244)	(15,872)
Accumulated undistributed net realized gain (loss)	(47,432)	28,775	2,164
Net unrealized appreciation (depreciation)	24,565	(5,658)	7,926

Net Assets	$692,200	$18,267,617	$16,607,259

Shares Issued and Outstanding	89,963	1,823,423	1,679,741

Net Asset Value Per Share Outstanding:	$7.69	$10.02	$9.89

Cost of investments in securities	$665,492	$18,866,001	$15,170,573
Cost of investments in Affiliates	$334,888	$0	$0
Cost of foreign currency held	$21,149	$649	$1,704
Proceeds received on short sales	$0	$361,044	$1,591,666
Cost or premiums of financial derivative instruments, net	$5,460	$0	$0

* Includes repurchase agreements of:	$20,309	$3,229	$1,643,847

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2018
(Amounts in thousands†)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio

Investment Income:
Interest, net of foreign taxes*	$80,916	$14,076	$17,629	$35,263
Dividends	0	0	205	587
Dividends from Investments in Affiliates	8,716	2,299	517	1,063
Total Income	89,632	16,375	18,351	36,913

Expenses:
Investment advisory fees	452	63	55	202
Supervisory and administrative fees	677	313	83	303
Trustee fees	6	1	1	3
Interest expense	144	162	63	150
Miscellaneous expense	14	2	2	5
Total Expenses	1,293	541	204	663
Waiver and/or Reimbursement by PIMCO	(6)	(1)	(1)	(3)
Net Expenses	1,287	540	203	660

Net Investment Income (Loss)	88,345	15,835	18,148	36,253

Net Realized Gain (Loss):
Investments in securities	(1,418)	(28,828)	414	(9,610)
Investments in Affiliates	21	0	15	104
Exchange-traded or centrally cleared financial derivative instruments	38	2,931	(1,429)	3,161
Over the counter financial derivative instruments	4,111	(6,013)	2,496	(3,537)
Short sales	0	0	29	0
Foreign currency	0	789	(223)	23

Net Realized Gain (Loss)	2,752	(31,121)	1,302	(9,859)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(8,717)	(39,411)	4,798	(5,393)
Investments in Affiliates	284	78	(4)	(28)
Exchange-traded or centrally cleared financial derivative instruments	2,162	(5,659)	(2,492)	8,083
Over the counter financial derivative instruments	4,038	16,799	210	(108)
Short sales	0	0	156	0
Foreign currency assets and liabilities	(800)	(688)	608	(23)

Net Change in Unrealized Appreciation (Depreciation)	(3,033)	(28,881)	3,276	2,531

Net Increase (Decrease) in Net Assets Resulting from Operations	$88,064	$(44,167)	$22,726	$28,925

* Foreign tax withholdings	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	33

Statements of Operations (Cont.)

Six Months Ended September 30, 2018
(Amounts in thousands†)	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio

Investment Income:
Interest, net of foreign taxes*	$471,508	$8,128	$22,874	$36,542	$3,125
Dividends	2,763	0	0	0	0
Dividends from Investments in Affiliates	3,926	0	0	2,116	134
Total Income	478,197	8,128	22,874	38,658	3,259

Expenses:
Investment advisory fees	1,935	69	172	232	14
Supervisory and administrative fees	2,902	103	258	347	21
Trustee fees	31	1	3	3	0
Interest expense	22,089	27	102	402	0
Miscellaneous expense	47	2	4	7	1
Total Expenses	27,004	202	539	991	36
Waiver and/or Reimbursement by PIMCO	(31)	(1)	(2)	(3)	0
Net Expenses	26,973	201	537	988	36

Net Investment Income (Loss)	451,224	7,927	22,337	37,670	3,223

Net Realized Gain (Loss):
Investments in securities	(70,280)	(711)	(3,239)	(10,736)	2,342
Investments in Affiliates	138	0	0	68	1
Exchange-traded or centrally cleared financial derivative instruments	31,596	46	1,515	3,842	0
Over the counter financial derivative instruments	7,562	1	1	5,923	0
Short sales	0	0	0	(66)	0
Foreign currency	(6,578)	(1)	0	(2)	0

Net Realized Gain (Loss)	(37,562)	(665)	(1,723)	(971)	2,343

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(637,323)	(1,958)	(14,041)	(35,287)	(4,614)
Investments in Affiliates	(23)	0	0	14	3
Exchange-traded or centrally cleared financial derivative instruments	44,332	682	(2,189)	5,181	0
Over the counter financial derivative instruments	(30,383)	1	0	(2,657)	0
Foreign currency assets and liabilities	(1,894)	0	2	(7)	0

Net Change in Unrealized Appreciation (Depreciation)	(625,291)	(1,275)	(16,228)	(32,756)	(4,611)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(211,629)	$5,987	$4,386	$3,943	$955

* Foreign tax withholdings	$22	$1	$5	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Real Return Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$1,131	$8,458	$54,232	$25,383
0	0	0	0
7	1,129	0	3,278
1,138	9,587	54,232	28,661

4	55	516	219
7	83	774	329
0	1	7	4
219	42	26	766
0	4	14	9
230	185	1,337	1,327
0	(1)	(7)	(4)
230	184	1,330	1,323

908	9,403	52,902	27,338

(76)	168	250	(1,925)
1	3	0	81
31	485	0	(6,977)
327	330	0	0
0	0	0	0
59	(1)	0	0

342	985	250	(8,821)

(1,046)	(1,082)	1,070	(45,990)
1	36	0	79
(72)	177	0	(32,367)
(149)	551	0	0
(59)	1	0	11

(1,325)	(317)	1,070	(78,267)

$(75)	$10,071	$54,222	$(59,750)

$0	$0	$2	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	35

Consolidated Statements of Operations

Six Months Ended September 30, 2018
(Amounts in thousands†)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Investment Income:
Interest, net of foreign taxes*	$2,099	$207,615	$194,822
Dividends from Investments in Affiliates	1,481	0	0
Miscellaneous income	0	0	23
Total Income	3,580	207,615	194,845

Expenses:
Investment advisory fees	68	0	0
Supervisory and administrative fees	339	0	0
Trustee fees	1	0	0
Interest expense	194	12	4
Miscellaneous expense	2	0	0
Total Expenses	604	12	4
Waiver and/or Reimbursement by PIMCO	(1)	0	0
Net Expenses	603	12	4

Net Investment Income (Loss)	2,977	207,603	194,841

Net Realized Gain (Loss):
Investments in securities	(7,502)	(37,391)	(3,468)
Investments in Affiliates	3	0	0
Exchange-traded or centrally cleared financial derivative instruments	(11,776)	3,930	0
Over the counter financial derivative instruments	(8,884)	51,777	9,072
Short sales	0	1,714	0
Foreign currency	(5,513)	4,150	23,292

Net Realized Gain (Loss)	(33,672)	24,180	28,896

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(12,188)	(77,987)	(217,870)
Investments in Affiliates	28	0	0
Exchange-traded or centrally cleared financial derivative instruments	29,200	23,150	0
Over the counter financial derivative instruments	21,473	70,461	222,400
Short sales	0	2,008	0
Foreign currency assets and liabilities	2,599	(7)	(222)

Net Change in Unrealized Appreciation (Depreciation)	41,112	17,625	4,308

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,417	$249,408	$228,045

* Foreign tax withholdings	$0	$0	$5

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO ABS and Short-Term Investments Portfolio		PIMCO EM Bond and Short-Term Investments Portfolio		PIMCO High Yield and Short-Term Investments Portfolio		PIMCO Investment Grade Credit Bond Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$88,345	$134,179	$15,835	$25,444	$18,148	$37,081	$36,253	$54,828
Net realized gain (loss)	2,752	(996)	(31,121)	(883)	1,302	18,126	(9,859)	40,864
Net change in unrealized appreciation (depreciation)	(3,033)	61,884	(28,881)	12,662	3,276	(17,967)	2,531	(45,719)

Net Increase (Decrease) in Net Assets Resulting from Operations	88,064	195,067	(44,167)	37,223	22,726	37,240	28,925	49,973

Distributions to Shareholders:
From net investment income	(60,003)	(137,406)	(5,001)	(4,676)	(20,001)	(38,068)	(20,003)	(62,603)
From net realized capital gains	0	0	0	(228)	0	0	0	(27,158)

Total Distributions(a)	(60,003)	(137,406)	(5,001)	(4,904)	(20,001)	(38,068)	(20,003)	(89,761)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	126,273	815,492	2,511	(61,616)	12,574	(96,665)	86,359	248,309

Total Increase (Decrease) in Net Assets	154,334	873,153	(46,657)	(29,297)	15,299	(97,493)	95,281	208,521

Net Assets:
Beginning of period	4,432,251	3,559,098	656,406	685,703	538,098	635,591	1,982,065	1,773,544
End of period*	$4,586,585	$4,432,251	$609,749	$656,406	$553,397	$538,098	$2,077,346	$1,982,065

* Including undistributed (overdistributed) net investment income of:	$70,717	$42,375	$15,224	$4,390	$18,198	$20,051	$22,941	$6,691

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	37

Statements of Changes in Net Assets (Cont.)

	PIMCO Long Duration Credit Bond Portfolio		PIMCO Low Duration Portfolio		PIMCO Moderate Duration Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$451,224	$868,117	$7,927	$8,343	$22,337	$31,432
Net realized gain (loss)	(37,562)	341,589	(665)	(660)	(1,723)	(10,703)
Net change in unrealized appreciation (depreciation)	(625,291)	(19,894)	(1,275)	(4,564)	(16,228)	(12,560)

Net Increase (Decrease) in Net Assets Resulting from Operations	(211,629)	1,189,812	5,987	3,119	4,386	8,169

Distributions to Shareholders:
From net investment income	(300,021)	(1,025,014)	(5,001)	(7,401)	(15,001)	(29,001)
From net realized capital gains	0	(162,805)	0	0	0	0

Total Distributions(a)	(300,021)	(1,187,819)	(5,001)	(7,401)	(15,001)	(29,001)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	1,771,917	1,501,978	238,199	206,898	386,573	321,493

Total Increase (Decrease) in Net Assets	1,260,267	1,503,971	239,185	202,616	375,958	300,661

Net Assets:
Beginning of period	18,826,049	17,322,078	584,046	381,430	1,672,502	1,371,841
End of period*	$20,086,316	$18,826,049	$823,231	$584,046	$2,048,460	$1,672,502

* Including undistributed (overdistributed) net investment income of:	$247,453	$96,250	$4,515	$1,589	$13,510	$6,174

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Mortgage and Short-Term Investments Portfolio		PIMCO Municipal Portfolio		PIMCO Real Return Portfolio		PIMCO Short-Term Portfolio

Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

$37,670	$59,659	$3,223	$6,727	$908	$6,089	$9,403	$13,521
(971)	(2,875)	2,343	1,994	342	13,794	985	979
(32,756)	(19,586)	(4,611)	(5,560)	(1,325)	(11,582)	(317)	7,422

3,943	37,198	955	3,161	(75)	8,301	10,071	21,922

(25,001)	(76,001)	(3,650)	(5,900)	(1,950)	(3,700)	(7,500)	(20,901)
0	0	0	0	0	0	0	0

(25,001)	(76,001)	(3,650)	(5,900)	(1,950)	(3,700)	(7,500)	(20,901)

847,032	(90,701)	4,439	(2,052)	2,187	(445,723)	24,876	(124,043)

825,974	(129,504)	1,744	(4,791)	162	(441,122)	27,447	(123,022)

1,957,803	2,087,307	139,710	144,501	41,522	482,644	535,420	658,442
$2,783,777	$1,957,803	$141,454	$139,710	$41,684	$41,522	$562,867	$535,420

$30,068	$17,399	$3,860	$4,287	$2,067	$3,109	$8,956	$7,053

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	39

Statements of Changes in Net Assets (Cont.)

	PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government and Short-Term Investments Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$52,902	$69,260	$27,338	$55,739
Net realized gain (loss)	250	(90)	(8,821)	(11,163)
Net change in unrealized appreciation (depreciation)	1,070	(2,217)	(78,267)	(43,557)

Net Increase (Decrease) in Net Assets Resulting from Operations	54,222	66,953	(59,750)	1,019

Distributions to Shareholders:
From net investment income	(52,970)	(69,360)	(16,002)	(47,450)
From net realized capital gains	0	0	0	0

Total Distributions(a)	(52,970)	(69,360)	(16,002)	(47,450)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	2,661,682	(932,552)	(731,171)	428,189

Total Increase (Decrease) in Net Assets	2,662,934	(934,959)	(806,923)	381,758

Net Assets:
Beginning of period	4,071,061	5,006,020	2,533,954	2,152,196
End of period*	$6,733,995	$4,071,061	$1,727,031	$2,533,954

* Including undistributed (overdistributed) net investment income of:	$27	$95	$16,636	$5,300

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short Asset Portfolio		PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$2,977	$3,270	$207,603	$119,479	$194,841	$262,044
Net realized gain (loss)	(33,672)	(8,051)	24,180	33,329	28,896	96,090
Net change in unrealized appreciation (depreciation)	41,112	(1,904)	17,625	(23,283)	4,308	(11,267)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,417	(6,685)	249,408	129,525	228,045	346,867

Distributions to Shareholders:
From net investment income	0	0	(222,113)	(138,927)	(219,330)	(355,372)
From net realized capital gains	0	0	0	(5,020)	0	0

Total Distributions(a)	0	0	(222,113)	(143,947)	(219,330)	(355,372)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	7,377	(13,863)	2,566,360	15,688,384	(4,579,570)	(2,741,414)

Total Increase (Decrease) in Net Assets	17,794	(20,548)	2,593,655	15,673,962	(4,570,855)	(2,749,919)

Net Assets:
Beginning of period	674,406	694,954	15,673,962	0	21,178,114	23,928,033
End of period*	$692,200	$674,406	$18,267,617	$15,673,962	$16,607,259	$21,178,114

* Including undistributed (overdistributed) net investment income of:	$(4,108)	$(7,085)	$(10,244)	$4,266	$(15,872)	$8,617

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	41

Statement of Cash Flows PIMCO Real Return Portfolio

Six Months Ended September 30, 2018 (Unaudited)

(Amounts in thousands†)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(75)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(1,696)
Proceeds from sales of long-term securities	1,094
(Purchases) Proceeds from sales of short-term portfolio investments, net	2,476
(Increase) decrease in deposits with counterparty	49
(Increase) decrease in receivable for investments sold	134
(Increase) decrease in interest and/or dividends receivable	(4)
(Increase) decrease in dividends receivable from Affiliates	2
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(37)
Proceeds from (Payments on) over the counter financial derivative instruments	327
Increase (decrease) in payable for investments purchased	(2)
Net Realized (Gain) Loss
Investments in securities	76
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(31)
Over the counter financial derivative instruments	(327)
Foreign currency	(59)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	1,046
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	72
Over the counter financial derivative instruments	149
Foreign currency assets and liabilities	59
Net amortization (accretion) on investments	255

Net Cash Provided by (Used for) Operating Activities	3,506

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	1,010
Payments on shares redeemed	(640)
Cash distributions paid*	(23)
Proceeds from reverse repurchase agreements	92,192
Payments on reverse repurchase agreements	(96,046)
Proceeds from sale-buyback transactions	82,032
Payments on sale-buyback transactions	(82,032)

Net Cash Received from (Used for) Financing Activities	(3,507)

Net Increase (Decrease) in Cash and Foreign Currency	(1)

Cash and Foreign Currency:
Beginning of the period	11
End of the period	$10

* Reinvestment of distributions	$1,927

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$225

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 85.8%

CORPORATE BONDS & NOTES 0.8%

BANKING & FINANCE 0.7%
Ambac Assurance Corp.
5.100% due 06/07/2020	$43	$59
Ambac LSNI LLC
7.396% due 02/12/2023 •	196	199
Preferred Term Securities Ltd.
2.684% (US0003M + 0.350%) due 03/22/2038 ~	29,716	27,487
3.197% (US0003M + 0.860%) due 07/03/2033 ~	3,077	2,923

		30,668

INDUSTRIALS 0.1%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,164	1,225
Times Square Hotel Trust
8.528% due 08/01/2026	4,461	5,157
UAL Pass-Through Trust
6.636% due 01/02/2024	946	994

		7,376

Total Corporate Bonds & Notes (Cost $36,781)		38,044

MUNICIPAL BONDS & NOTES 0.1%

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
3.437% (US0003M + 1.100%) due 04/01/2040 ~	501	510

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,240	3,243

Total Municipal Bonds & Notes (Cost $3,559)		3,753

U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
2.276% due 07/25/2037 •	1,951	1,918
2.346% due 03/25/2036 •	36	36
2.420% due 12/25/2021 •	1	1
2.456% due 08/25/2031 - 05/25/2032 •	128	125
2.485% due 05/01/2025 •	3	3
2.500% due 02/01/2023	400	393
2.558% due 09/17/2027 •	2	2
2.666% due 06/25/2021 - 02/25/2033 •	82	81
2.716% due 01/25/2020 - 03/25/2022 •	9	10
2.765% due 11/18/2031 •	2	2
2.766% due 12/25/2021 •	2	2
2.866% due 11/25/2031 •	41	42
2.916% due 04/25/2022 •	1	1
2.947% due 03/01/2044 - 10/01/2044 •	68	68
2.966% due 05/25/2022 •	5	5
3.000% due 12/01/2026 - 01/01/2048	14,109	13,877
3.066% due 10/25/2020 •	2	2
3.116% due 08/25/2023 •	7	7
3.147% due 11/01/2030 - 10/01/2040 •	39	39
3.166% due 02/01/2035 •	8	9
3.168% due 01/01/2035 •	8	8
3.216% due 12/25/2023 - 04/25/2032 •	15	16
3.250% due 11/01/2034 •	3	3
3.307% due 11/01/2032 •	33	34
3.345% due 10/01/2031 •	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.366% due 10/25/2022 - 09/25/2023 •	$7	$8
3.370% due 09/01/2030 •	19	19
3.372% due 10/01/2032 •	14	15
3.391% due 12/01/2035 •	13	13
3.442% due 10/01/2034 •	7	7
3.461% due 03/01/2035 •	12	13
3.471% due 02/01/2035 •	10	10
3.475% due 12/01/2036 •	19	20
3.500% due 12/25/2023 - 09/01/2032 •	28	28
3.500% due 03/01/2040 - 07/01/2048	122,789	120,977
3.525% due 01/01/2033 •	23	24
3.529% due 12/01/2036 •	20	21
3.544% due 02/01/2033 •	143	146
3.610% due 11/01/2035 •	2	2
3.625% due 10/01/2028 - 01/01/2037 •	13	13
3.717% due 03/01/2033 •	1	1
3.725% due 03/01/2035 •	9	9
3.734% due 04/01/2036 •	16	17
3.738% due 03/01/2035 •	16	16
3.759% due 05/01/2036 •	12	13
3.783% due 06/01/2033 •	11	11
3.785% due 11/01/2034 •	14	15
3.810% due 04/01/2036 •	5	5
3.845% due 07/01/2033 •	10	11
3.875% due 03/01/2029 •	6	6
3.884% due 04/01/2033 •	13	14
3.887% due 09/01/2033 •	27	28
3.927% due 03/01/2032 •	24	25
3.963% due 05/01/2036 •	6	6
3.989% due 09/01/2033 •	7	8
4.000% due 04/01/2032 •	14	14
4.000% due 11/25/2033 - 09/01/2048	65,973	66,702
4.009% due 05/01/2034 •	43	45
4.012% due 09/01/2033 •	8	8
4.050% due 04/01/2034 •	2	3
4.065% due 07/01/2035 •	19	20
4.074% due 12/01/2033 •	1	1
4.075% due 08/01/2033 •	13	13
4.124% due 07/01/2033 •	8	8
4.250% due 10/01/2027 •	1	1
4.255% due 03/01/2030 •	9	9
4.340% due 05/01/2031 - 05/01/2033 •	34	35
4.355% due 06/01/2033 •	10	10
4.385% due 08/01/2032 •	4	4
4.500% due 09/01/2033 •	9	9
4.730% due 08/01/2035 •	16	17
4.841% due 06/01/2033 •	74	77
5.000% due 06/25/2023 - 11/25/2032	439	484
5.500% due 11/01/2018 - 09/25/2035	1,581	1,875
6.500% due 06/25/2028	26	28
7.000% due 07/25/2042	5	6
7.500% due 08/25/2021 - 07/25/2022	14	14
8.500% due 09/01/2021 - 04/01/2032	73	75
13.384% due 08/25/2021 •	3	4
Fannie Mae, TBA
2.500% due 11/01/2033	20,000	19,284
3.000% due 11/01/2033 - 11/01/2048	38,000	37,188
3.500% due 10/01/2048 - 11/01/2048	136,000	133,724
4.000% due 10/01/2048 - 12/01/2048	110,605	111,567
Freddie Mac
0.840% due 12/25/2022 ~(a)	90,086	1,594
2.270% due 09/25/2023	174	174
2.346% due 08/25/2031 •	72	72
2.396% due 10/25/2029 •	1	1
2.408% due 10/15/2032 •	8	8
2.508% due 12/15/2029 •	11	11
2.608% due 12/15/2031 •	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.708% due 04/15/2022 - 08/15/2031 •	$11	$11
2.810% due 10/15/2022 •	4	4
2.858% due 06/15/2022 •	2	2
2.913% due 02/25/2045 •	18	18
3.000% due 09/01/2046 - 09/01/2048	58,627	56,148
3.045% due 10/25/2044 •	2,751	2,740
3.108% due 02/15/2021 •	2	2
3.245% due 07/25/2044 •	615	619
3.251% due 05/15/2023 •	11	11
3.258% due 05/15/2023 •	3	3
3.436% due 01/01/2035 •	11	12
3.487% due 11/01/2034 - 01/01/2035 •	34	36
3.490% due 11/01/2023 •	1	1
3.498% due 10/01/2034 •	19	19
3.500% due 11/01/2034 •	27	29
3.516% due 12/01/2033 •	45	47
3.540% due 03/01/2028 •	4	4
3.547% due 02/01/2035 •	13	14
3.556% due 02/01/2035 •	6	6
3.579% due 02/01/2035 •	20	21
3.731% due 03/01/2030 •	10	10
3.774% due 10/01/2033 •	2	2
3.861% due 02/01/2036 •	14	15
3.924% due 03/01/2034 •	19	20
3.928% due 02/01/2035 •	26	28
3.935% due 09/01/2035 •	9	9
3.945% due 02/01/2026 •	1	1
3.993% due 03/01/2032 •	37	38
4.000% due 10/15/2033	46	47
4.083% due 04/01/2032 •	78	80
4.098% due 04/01/2033 •	2	2
4.105% due 04/01/2034 •	15	15
4.113% due 01/01/2035 •	7	8
4.116% due 09/01/2033 •	38	40
4.153% due 09/01/2028 •	15	16
4.271% due 09/01/2035 •	9	9
4.276% due 11/01/2027 •	39	39
4.335% due 05/01/2026 •	8	8
4.347% due 04/01/2035 •	142	145
4.522% due 07/01/2037 •	7	8
4.537% due 08/01/2023 •	6	6
5.000% due 02/15/2036	283	299
5.500% due 05/15/2036	24	26
5.824% due 08/01/2031 •	34	36
6.500% due 03/15/2021 - 07/25/2043	466	520
7.000% due 06/15/2029	11	12
7.500% due 02/15/2023 - 01/15/2031	8	9
8.000% due 03/15/2023	11	12
Ginnie Mae
2.530% due 02/20/2061 •	425	425
2.565% due 02/20/2029 •	1	1
2.750% due 07/20/2029 - 09/20/2033 •	98	102
2.830% due 09/20/2063 •	3,755	3,788
3.125% due 10/20/2026 ~	17	18
3.125% due 12/20/2027 - 10/20/2033 •	32	34
3.375% due 01/20/2023 ~	3	3
3.375% due 01/20/2027 - 02/20/2030 •	48	49
3.625% due 04/20/2021 - 06/20/2021 ~	7	7
3.625% due 05/20/2030 - 05/20/2032 •	62	65
3.875% due 01/20/2034 •	12	12

Total U.S. Government Agencies (Cost $582,127)		576,990

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Notes
2.125% due 08/15/2021 (d)(f)	38,000	37,218

Total U.S. Treasury Obligations (Cost $39,030)		37,218

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	43

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 25.6%
Adjustable Rate Mortgage Trust
2.756% due 11/25/2035 •	$834	$830
2.776% due 11/25/2035 •	1,457	1,424
3.987% due 04/25/2035 ~	198	201
American Home Mortgage Assets Trust
6.250% due 11/25/2046 Ø	21,453	19,067
American Home Mortgage Investment Trust
4.516% due 06/25/2045 •	3,102	3,100
Ashford Hospitality Trust
3.458% due 05/15/2035 •	3,100	3,110
3.758% due 05/15/2035 •	2,300	2,307
4.908% due 05/15/2035 •	3,200	3,219
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	3,267	3,021
Banc of America Funding Trust
2.355% due 10/20/2036 •	5,913	5,302
3.647% due 10/20/2046 ^~	605	520
3.929% due 01/20/2047 ^~	15	15
4.197% due 09/20/2046 ~	1,903	1,832
Banc of America Mortgage Trust
3.622% due 12/25/2033 ~	85	84
3.703% due 11/25/2033 ~	23	23
4.139% due 10/25/2035 ^~	662	645
4.167% due 05/25/2033 ~	97	97
4.310% due 06/25/2035 ~	606	588
4.364% due 06/25/2034 ~	354	353
Bancorp Commercial Mortgage Trust
2.981% due 08/15/2032 •	14,677	14,667
3.331% due 08/15/2032 •	11,000	11,018
3.731% due 08/15/2032 •	7,300	7,325
Barclays UBS Trust
2.892% due 06/05/2030	27,000	26,478
BBCMS Trust
1.194% due 02/15/2033 ~(a)	82,400	1,331
2.858% due 02/15/2033 •	32,249	32,211
3.208% due 02/15/2033 •	11,200	11,197
3.408% due 02/15/2033 •	8,200	8,198
4.208% due 02/15/2033 •	5,550	5,566
5.258% due 02/15/2033 •	35,400	35,537
BCAP LLC Trust
4.129% due 06/26/2035 ~	1,139	1,124
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	40	39
3.124% due 05/25/2034 ~	59	54
3.623% due 02/25/2035 ~	852	822
3.634% due 02/25/2033 ~	4	4
3.658% due 04/25/2034 ~	85	86
3.814% due 01/25/2034 ~	56	58
3.962% due 05/25/2047 ^~	660	598
4.009% due 05/25/2033 ~	192	178
4.269% due 02/25/2036 ^~	199	199
4.272% due 07/25/2034 ~	1	1
4.376% due 08/25/2035 ~	1,981	1,990
4.467% due 11/25/2034 ~	328	324
4.750% due 10/25/2034 ~	80	77
Bear Stearns ALT-A Trust
3.810% due 12/25/2033 ~	460	470
3.851% due 01/25/2036 ^~	597	598
3.906% due 02/25/2036 ^~	4,407	3,906
3.907% due 08/25/2036 ^~	1,561	1,211
3.924% due 07/25/2035 ~	18,981	17,668
3.943% due 04/25/2035 ~	90	89
4.100% due 11/25/2035 ^~	1,718	1,433
4.167% due 08/25/2036 ^~	1,479	1,002
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034 Ø	37	37
5.500% due 12/25/2035	94	82
5.750% due 10/25/2033 Ø	360	373
6.000% due 06/25/2034 Ø	508	513
Bear Stearns Mortgage Securities, Inc.
4.124% due 06/25/2030 ~	10	10
Bear Stearns Structured Products, Inc. Trust
3.531% due 12/26/2046 ~	5,584	5,082
4.106% due 01/26/2036 ~	1,083	954

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BellaVista Mortgage Trust
2.418% due 05/20/2045 •	$3,771	$2,859
2.956% due 02/25/2035 •	5,430	4,469
BX Trust
3.078% due 07/15/2034 •	20,240	20,265
BXP Trust
3.379% due 06/13/2039	18,200	17,642
Chase Mortgage Finance Trust
3.427% due 12/25/2035 ^~	1,682	1,623
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.511% due 01/25/2035 ~	618	589
Citigroup Commercial Mortgage Trust
2.988% due 12/15/2036 •	9,200	9,216
3.098% due 04/10/2049	21,462	20,944
3.308% due 12/15/2036 •	1,800	1,805
Citigroup Global Markets Mortgage Securities, Inc.
2.716% due 05/25/2032 •	39	39
4.649% due 09/25/2033 ~	3	3
8.500% due 05/25/2032	146	145
Citigroup Mortgage Loan Trust
2.865% due 08/25/2035 ^•	265	250
3.710% due 11/25/2035 •	2,171	2,177
4.367% due 08/25/2035 ~	439	442
4.490% due 05/25/2035 •	30	30
4.820% due 10/25/2035 •	36	37
Citigroup Mortgage Loan Trust, Inc.
2.546% due 12/25/2034 •	273	263
3.890% due 09/25/2035 •	1,547	1,518
Community Program Loan Trust
4.500% due 04/01/2029	89	88
Core Industrial Trust
3.040% due 02/10/2034	9,961	9,865
3.292% due 02/10/2037	4,907	4,804
Countrywide Alternative Loan Trust
2.345% due 02/20/2047 ^•	2,748	2,297
2.360% due 12/20/2046 ^•	12,627	10,883
2.365% due 07/20/2046 ^•	978	767
2.375% due 03/20/2046 •	459	418
2.376% due 07/25/2036 •	4,026	3,904
2.406% due 09/25/2046 ^•	607	558
2.416% due 06/25/2037 •	882	868
2.466% due 05/25/2035 •	172	155
2.485% due 11/20/2035 •	404	384
2.486% due 02/25/2036 •	157	144
2.496% due 12/25/2035 •	603	587
2.506% due 11/25/2035 •	5,366	4,384
2.617% due 08/25/2035 ~	5,266	5,054
2.685% due 03/25/2047 ^•	5,119	4,339
2.716% due 05/25/2035 ^•	351	327
2.716% due 06/25/2035 •	2,507	2,438
2.836% due 10/25/2035 •	2,274	2,079
2.845% due 02/25/2036 •	1,033	961
2.856% due 07/25/2035 •	9,070	8,953
2.876% due 10/25/2035 •	4,684	3,986
2.986% due 11/25/2035 •	2,886	2,864
3.095% due 11/25/2047 ^•	8,881	7,698
3.225% due 11/25/2047 ^•	16,198	14,129
5.500% due 11/25/2035 ^	1,588	1,355
5.500% due 03/25/2036 ^	109	83
5.750% due 03/25/2037 ^•	465	405
6.250% due 12/25/2033	43	44
6.500% due 11/25/2031	117	122
Countrywide Home Loan Mortgage Pass-Through Trust
0.000% due 03/25/2035 •	1,784	1,781
2.726% due 04/25/2035 ^~	80	24
2.796% due 04/25/2035 •	36	34
2.816% due 03/25/2035 •	35	32
2.856% due 03/25/2035 •	826	763
2.896% due 02/25/2035 •	98	96
2.916% due 02/25/2035 •	740	707
2.996% due 02/25/2035 •	140	137
3.136% due 09/25/2034 •	159	141
3.213% due 06/19/2031 ~	2	2
3.537% due 02/20/2036 ^•	221	203
3.609% due 02/20/2035 ~	349	353
3.647% due 02/25/2034 ~	60	60
3.804% due 02/19/2034 ~	18	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.879% due 02/19/2034 ~	$26	$26
3.912% due 08/25/2034 ~	116	113
3.963% due 07/19/2033 ~	97	96
4.013% due 05/19/2033 ~	11	12
4.179% due 08/25/2034 ^~	949	932
4.592% due 02/20/2036 ^•	192	170
6.000% due 11/25/2037	207	178
Credit Suisse First Boston Mortgage Securities Corp.
2.713% due 03/25/2032 ~	119	115
3.242% due 12/25/2032 ^~	43	37
3.366% due 09/25/2034 ^•	1,492	1,474
3.590% due 12/25/2033 ~	331	334
3.757% due 06/25/2033 ~	371	373
5.750% due 04/25/2033	13	13
6.250% due 07/25/2035	443	475
7.000% due 02/25/2033	22	23
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.648% due 07/25/2033 ~	16	16
4.502% due 10/25/2033 ~	133	133
5.500% due 11/25/2035	272	264
Credit Suisse Mortgage Capital Certificates
5.750% due 12/26/2035	458	446
Credit Suisse Mortgage Capital LLC
3.304% due 09/15/2037	10,000	9,827
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.396% due 01/25/2047 •	7,924	7,066
Downey Savings & Loan Association Mortgage Loan Trust
2.785% due 04/19/2047 •	704	703
First Horizon Alternative Mortgage Securities Trust
3.994% due 03/25/2035 ~	212	176
4.105% due 06/25/2034 ~	1,930	1,925
4.144% due 07/25/2035 ~	12,608	12,406
4.166% due 09/25/2034 ~	1,750	1,740
First Horizon Mortgage Pass-Through Trust
3.719% due 02/25/2035 ~	85	86
GMAC Mortgage Corp. Loan Trust
4.432% due 05/25/2035 ~	24	23
GreenPoint Mortgage Funding Trust
2.426% due 04/25/2036 •	282	265
2.486% due 07/25/2035 •	367	367
2.676% due 06/25/2045 •	19,598	18,346
GS Mortgage Securities Corp. Trust
3.551% due 04/10/2034	7,490	7,521
GSMPS Mortgage Loan Trust
2.566% due 09/25/2035 •	26,903	24,258
2.566% due 01/25/2036 •	33,219	29,759
7.000% due 06/25/2043	594	671
8.000% due 09/19/2027 ~	272	271
GSR Mortgage Loan Trust
2.566% due 01/25/2034 •	10	9
3.750% due 01/25/2036 ^~	386	385
3.839% due 04/25/2035 ~	745	753
4.099% due 09/25/2035 ~	215	222
4.433% due 04/25/2035 ~	1,154	1,149
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
2.348% due 07/19/2046 ^•	2,651	2,105
2.358% due 02/19/2046 •	424	419
2.408% due 03/19/2036 •	361	335
2.608% due 05/19/2035 •	273	267
2.648% due 06/19/2035 •	13,714	13,656
2.868% due 01/19/2035 •	35	33
2.868% due 06/19/2045 ^•	313	210
3.961% due 11/19/2034 ~	15	15
4.468% due 08/19/2034 ~	168	168
4.564% due 12/19/2035 ^~	17	17
Hyatt Hotel Portfolio Trust
2.817% due 08/09/2032 •	16,700	16,705
Impac CMB Trust
3.116% due 10/25/2033 •	43	42
Impac Secured Assets Corp.
3.156% due 11/25/2034 •	3	3
Impac Secured Assets Trust
2.566% due 05/25/2036 •	109	108
2.646% due 08/25/2036 •	327	322

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Adjustable Rate Mortgage Trust
3.445% due 01/25/2032 ~	$10	$10
IndyMac Mortgage Loan Trust
2.336% due 07/25/2036 •	23,044	21,651
2.406% due 09/25/2046 •	686	649
2.446% due 07/25/2046 •	25,287	24,287
2.516% due 06/25/2037 ^•	149	94
2.696% due 04/25/2035 •	176	171
2.776% due 03/25/2035 •	99	99
2.856% due 02/25/2035 •	1,659	1,650
2.856% due 07/25/2045 •	55	54
3.016% due 11/25/2034 •	4,730	4,540
3.436% due 09/25/2034 •	141	131
3.600% due 06/25/2036 ~	2,484	1,992
3.620% due 06/25/2036 ~	1,554	1,483
3.835% due 02/25/2036 ~	6,393	5,741
InTown Hotel Portfolio Trust
2.858% due 01/15/2033 •	4,600	4,602
3.208% due 01/15/2033 •	2,600	2,602
3.408% due 01/15/2033 •	2,900	2,905
4.208% due 01/15/2033 •	8,100	8,170
JPMorgan Alternative Loan Trust
2.565% due 06/27/2037 •	3,092	2,783
3.673% due 10/25/2036 ~	6,922	6,480
10.484% due 06/27/2037 ~	14,897	9,762
JPMorgan Chase Commercial Mortgage Securities Trust
2.713% due 08/15/2049	11,200	10,788
2.963% due 07/15/2034 •	28,540	28,592
3.008% due 10/15/2032 •	5,438	5,441
3.258% due 10/15/2032 •	3,500	3,505
3.558% due 10/15/2032 •	3,600	3,609
4.298% due 10/15/2032 •	5,540	5,569
JPMorgan Mortgage Trust
3.848% due 10/25/2035 ^~	70	62
3.953% due 04/25/2035 ~	72	73
3.982% due 06/25/2035 ~	142	132
4.150% due 07/25/2035 ~	3,570	3,633
4.412% due 10/25/2035 ~	196	187
5.000% due 07/25/2036	586	546
Ladder Capital Commercial Mortgage Mortgage Trust
3.038% due 09/15/2034 •	38,676	38,726
3.408% due 09/15/2034 •	8,800	8,812
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	374	322
Lehman XS Trust
2.446% due 04/25/2046 ^•	1,168	1,152
MASTR Adjustable Rate Mortgages Trust
2.546% due 12/25/2034 •	735	652
3.945% due 12/25/2033 ~	111	110
4.874% due 01/25/2034 ~	1	1
4.892% due 07/25/2035 ~	15,935	12,134
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.858% due 11/15/2031 •	91	91
Merrill Lynch Mortgage Investors Trust
2.836% due 08/25/2028 •	11	11
2.856% due 10/25/2028 •	135	134
2.956% due 03/25/2028 •	23	22
3.860% due 01/25/2029 ~	3	3
3.893% due 11/25/2035 •	9,660	9,817
4.068% due 04/25/2035 ~	23	22
4.360% due 08/25/2033 ~	153	22
Morgan Stanley Mortgage Loan Trust
2.476% due 03/25/2036 •	2,593	2,126
4.356% due 10/25/2034 ~	73	73
Motel 6 Trust
3.078% due 08/15/2034 •	19,852	19,889
3.348% due 08/15/2034 •	17,334	17,367
4.308% due 08/15/2034 •	1,743	1,751
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	589	576
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.254% due 10/25/2034 Ø	6,871	6,631
RBS Acceptance, Inc.
4.621% due 06/25/2024 ~	9	9
RBSSP Resecuritization Trust
3.815% due 12/26/2037 •	1,855	1,888

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc. Trust
2.406% due 04/25/2046 •	$1,228	$1,190
2.416% due 10/25/2046 •	22,737	21,813
2.426% due 06/25/2037 •	271	242
4.422% due 09/25/2034 ~	8	8
6.500% due 10/25/2036 ^	3,021	2,845
Residential Asset Securitization Trust
2.566% due 10/25/2018 •	5	5
2.666% due 02/25/2034 •	40	38
2.666% due 04/25/2035 •	835	674
6.250% due 08/25/2036	3,268	2,935
6.500% due 04/25/2037 ^	4,888	2,664
Residential Funding Mortgage Securities, Inc. Trust
4.062% due 06/25/2035 ~	704	712
4.631% due 02/25/2036 ^~	93	85
RiverView HECM Trust
3.080% due 05/25/2047 «•	24,687	22,527
SACO, Inc.
7.000% due 08/25/2036	7	7
Sequoia Mortgage Trust
2.625% due 02/20/2035 •	113	112
2.785% due 11/20/2034 •	44	44
2.868% due 10/19/2026 •	48	49
2.925% due 10/20/2027 •	12	11
2.965% due 10/20/2027 •	29	29
3.023% due 05/20/2034 •	508	507
3.127% due 02/20/2034 •	207	200
3.518% due 06/20/2034 ~	108	107
3.525% due 10/20/2027 •	358	353
3.705% due 01/20/2047 ^~	913	746
3.792% due 08/20/2034 ~	117	118
4.020% due 09/20/2032 ~	31	31
SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	3,000	2,897
Stonemont Portfolio Trust
3.015% due 08/20/2030 •	6,064	6,069
3.265% due 08/20/2030 •	2,485	2,488
Structured Adjustable Rate Mortgage Loan Trust
2.556% due 08/25/2035 •	321	321
2.951% due 06/25/2034 •	559	546
3.245% due 01/25/2035 •	658	629
3.245% due 05/25/2035 •	886	757
3.903% due 02/25/2036 ^~	923	875
4.166% due 04/25/2034 ~	84	85
4.231% due 02/25/2034 ~	102	101
Structured Asset Mortgage Investments Trust
2.496% due 02/25/2036 ^•	327	311
2.526% due 12/25/2035 ^•	4,816	4,637
2.756% due 08/25/2035 •	5,351	5,219
2.768% due 07/19/2034 •	938	856
2.868% due 03/19/2034 •	274	262
3.008% due 10/19/2033 •	77	73
Structured Asset Mortgage Investments, Inc.
1.049% due 05/02/2030 ~	73	11
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,403	1,199
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.980% due 06/25/2033 ~	238	238
4.787% due 07/25/2032 ~	6	6
Tharaldson Hotel Portfolio Trust
2.871% due 11/11/2034 •	12,118	12,126
3.221% due 11/11/2034 •	22,938	22,960
3.471% due 11/11/2034 •	11,426	11,466
4.121% due 11/11/2034 •	19,129	19,246
Wachovia Bank Commercial Mortgage Trust
1.041% due 10/15/2041 ~(a)	2,423	0
Wachovia Mortgage Loan Trust LLC
4.114% due 10/20/2035 ~	433	404
Waldorf Astoria Boca Raton Trust
4.208% due 06/15/2029 •	8,400	8,415
WaMu Mortgage Pass-Through Certificates Trust
1.978% due 11/25/2041 ~	5	5
2.476% due 11/25/2045 •	4,342	4,380
2.486% due 12/25/2045 •	4,578	4,635
2.518% due 08/25/2046 •	5,711	5,616

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.586% due 05/25/2034 •	$30,383	$27,864
2.636% due 06/25/2044 •	3,348	3,289
2.685% due 11/25/2046 •	24,282	22,472
2.716% due 07/25/2044 •	41	42
2.796% due 07/25/2045 •	355	362
2.845% due 08/25/2046 •	15,344	14,574
2.956% due 11/25/2034 •	241	240
2.996% due 10/25/2044 •	702	709
3.245% due 06/25/2042 •	226	221
3.245% due 08/25/2042 •	302	299
3.448% due 03/25/2033 ~	184	187
3.641% due 01/25/2033 ~	1,826	1,875
3.949% due 06/25/2034 ~	89	91
4.210% due 08/25/2033 ~	16	16
WaMu Mortgage-Backed Pass-Through Certificates
3.054% due 12/19/2039 ~	231	222
Washington Mutual Mortgage Pass-Through Certificates Trust
2.675% due 11/25/2046 •	15,797	14,604
2.866% due 10/25/2035 •	822	713
3.599% due 11/25/2030 ~	32	32
3.790% due 02/25/2033 ~	10	10
3.899% due 12/25/2032 ~	227	228
5.750% due 03/25/2033	114	119
Wells Fargo Commercial Mortgage Trust
2.998% due 12/13/2031 •	21,320	21,361
3.248% due 12/13/2031 •	17,700	17,735
3.993% due 12/13/2031 •	1,242	1,242
Wells Fargo Mortgage Loan Trust
3.971% due 09/27/2036 ~	2,540	2,342
Wells Fargo Mortgage-Backed Securities Trust
2.716% due 07/25/2037 ^•	276	249
3.740% due 03/25/2036 ~	110	108
3.898% due 12/25/2036 ~	161	152
3.964% due 03/25/2036 ~	2,861	2,901
3.990% due 11/25/2033 ~	56	57
4.016% due 03/25/2036 ^~	1,630	1,631
4.231% due 07/25/2036 ^~	274	279
4.393% due 05/25/2035 ~	114	114
6.000% due 08/25/2037 ^	273	262

Total Non-Agency Mortgage-Backed Securities (Cost $1,124,955)		1,175,243

ASSET-BACKED SECURITIES 45.6%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033 Ø	936	723
Accredited Mortgage Loan Trust
2.346% due 02/25/2037 •	3,019	3,021
3.296% due 04/25/2035 •	1,570	1,592
ACE Securities Corp. Home Equity Loan Trust
3.266% due 12/25/2033 •	447	446
3.266% due 07/25/2034 •	124	124
AFC Home Equity Loan Trust
2.816% due 06/25/2028 •	340	329
2.886% due 04/25/2028 •	17	17
American Home Mortgage Investment Trust
2.576% due 08/25/2035 •	7	5
AmeriCredit Automobile Receivables Trust
2.920% due 08/12/2021	2,750	2,750
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.086% due 10/25/2035 •	14,780	14,566
3.131% due 01/25/2035 •	793	796
3.266% due 11/25/2034 •	7,513	7,534
3.326% due 03/25/2035 •	6,305	6,295
3.566% due 02/25/2033 •	954	946
Amortizing Residential Collateral Trust
2.916% due 08/25/2032 •	10	10
3.216% due 10/25/2034 •	3,986	4,007
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.711% due 06/25/2028 •	19	18
Arbor Realty Commercial Real Estate Notes Ltd.
3.458% due 04/15/2027 •	6,100	6,126
Ares CLO Ltd.
3.526% due 04/17/2026 •	686	687

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	45

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.556% due 11/25/2035 •	$542	$543
2.706% due 10/25/2035 •	1,000	1,003
3.266% due 10/25/2033 •	333	336
3.266% due 11/25/2034 •	2,047	2,073
4.796% due 01/25/2034 •	2,164	2,129
Asset-Backed Funding Certificates Trust
2.896% due 04/25/2033 •	678	668
3.236% due 03/25/2032 •	543	545
Asset-Backed Securities Corp. Home Equity Loan Trust
2.678% due 06/15/2031 •	113	105
3.161% due 09/25/2034 •	466	472
3.508% due 04/15/2033 •	50	49
Atrium Corp.
3.487% due 10/23/2025 •	8,950	8,959
B2R Mortgage Trust
2.567% due 06/15/2049	13,381	13,030
Bank of The West Auto Trust
1.780% due 02/15/2021	12,939	12,886
Bear Stearns Asset-Backed Securities Trust
2.050% due 09/25/2034 •	86	83
2.366% due 07/25/2036 •	11,003	10,907
2.376% due 08/25/2036 •	874	1,037
2.616% due 03/25/2035 •	3	3
2.636% due 07/25/2036 •	144	145
2.706% due 06/25/2036 •	98	98
2.816% due 02/25/2036 •	1,275	1,278
2.876% due 10/25/2032 •	24	24
2.916% due 11/25/2035 ^•	1,683	1,361
3.016% due 10/27/2032 •	20	20
3.116% due 12/25/2033 •	321	321
3.176% due 04/25/2035 •	1,936	1,945
3.216% due 10/25/2037 •	5,397	3,892
3.216% due 11/25/2042 •	147	147
3.396% due 06/25/2043 •	544	540
3.416% due 10/25/2032 •	76	77
3.416% due 10/25/2034 •	1,535	1,542
3.466% due 08/25/2037 •	5,432	5,409
3.716% due 11/25/2042 •	90	92
3.866% due 11/25/2042 •	929	900
4.018% due 07/25/2036 ~	512	334
Bear Stearns Second Lien Trust
3.416% due 01/25/2036 •	4,213	4,137
Bowman Park CLO Ltd.
3.490% due 11/23/2025 •	33,600	33,610
Business Jet Securities LLC
4.447% due 06/15/2033	1,228	1,231
CDC Mortgage Capital Trust
2.836% due 01/25/2033 •	18	18
3.266% due 01/25/2033 •	270	268
Centex Home Equity Loan Trust
2.906% due 09/25/2034 •	112	112
2.936% due 06/25/2034 •	486	481
5.660% due 09/25/2034 Ø	666	689
Chase Funding Trust
2.796% due 11/25/2034 •	2	2
3.116% due 05/25/2033 •	6,304	6,020
4.537% due 09/25/2032	2	1
CIT Group Home Equity Loan Trust
3.191% due 12/25/2031 •	177	171
Citigroup Mortgage Loan Trust
2.296% due 01/25/2037 •	178	129
2.666% due 11/25/2045 •	4,829	4,778
Citigroup Mortgage Loan Trust, Inc.
2.486% due 06/25/2037 •	8,198	7,261
3.161% due 08/25/2035 •	2,753	2,705
5.550% due 08/25/2035 Ø	452	450
5.629% due 08/25/2035 Ø	2,512	2,475
College Ave Student Loans LLC
3.416% due 12/26/2047 •	9,496	9,526
4.130% due 12/26/2047	12,958	12,928
Conseco Finance Corp.
6.220% due 03/01/2030	588	622
6.240% due 12/01/2028	19	19
6.760% due 03/01/2030 ~	51	53

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.810% due 12/01/2028 ~	$361	$370
6.870% due 04/01/2030 ~	9	10
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~	24,400	15,020
Countrywide Asset-Backed Certificates
2.366% due 01/25/2037 •	27,545	26,802
2.386% due 06/25/2037 •	5,086	5,080
2.406% due 11/25/2037 •	851	844
2.466% due 01/25/2037 •	8,725	8,364
2.486% due 09/25/2036 •	3,628	3,594
2.586% due 04/25/2036 •	419	415
2.676% due 04/25/2036 •	6,475	5,591
2.816% due 11/25/2033 •	10	9
2.836% due 09/25/2033 •	2,396	2,357
2.916% due 11/25/2035 •	393	394
3.016% due 03/25/2033 •	551	545
3.086% due 04/25/2034 •	1,083	1,078
3.116% due 05/25/2032 •	166	164
3.176% due 12/25/2035 •	6,500	6,265
3.216% due 09/25/2032 •	188	181
3.266% due 08/25/2035 •	2,573	2,602
5.125% due 12/25/2034 ~	3,873	3,867
5.176% due 01/25/2034 ~	38	38
Countrywide Asset-Backed Certificates Trust
2.356% due 03/25/2047 •	5,272	5,253
2.366% due 09/25/2046 •	27,001	26,835
2.466% due 04/25/2046 ^•	16,044	15,651
2.676% due 09/25/2034 •	6	6
2.696% due 05/25/2036 •	50,400	47,126
2.706% due 02/25/2036 •	3,813	3,825
2.746% due 02/25/2036 •	4,696	4,675
2.946% due 04/25/2036 •	5,500	5,435
2.956% due 12/25/2034 •	28	28
2.996% due 11/25/2034 •	680	684
3.191% due 10/25/2034 •	1,713	1,707
4.375% due 05/25/2036 ^Ø	330	325
Credit Suisse First Boston Mortgage Securities Corp.
2.576% due 05/25/2044 •	23	23
2.836% due 01/25/2032 •	12	12
Credit-Based Asset Servicing & Securitization LLC
6.780% due 05/25/2035 Ø	379	379
Crown Point CLO Ltd.
2.929% due 12/31/2023 •	1,150	1,151
CVP Cascade CLO Ltd.
3.489% due 01/16/2026 •	16,963	16,980
CWHEQ Revolving Home Equity Loan Trust
2.348% due 04/15/2032 •	4,111	4,044
Denali Capital CLO Ltd.
3.498% due 04/20/2027 •	26,888	26,887
Drive Auto Receivables Trust
2.780% due 10/15/2020	3,300	3,301
Dryden Senior Loan Fund
3.239% due 10/15/2027 •	43,200	43,222
EFS Volunteer LLC
3.096% due 07/26/2027 •	141	142
EMC Mortgage Loan Trust
2.666% due 12/25/2042 •	50	50
3.716% due 08/25/2040 •	286	282
Encore Credit Receivables Trust
3.146% due 11/25/2035 •	10,000	9,807
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033 Ø	265	272
Equity One Mortgage Pass-Through Trust
2.716% due 07/25/2034 •	63	60
2.816% due 04/25/2034 •	1,128	1,036
2.896% due 07/25/2034 •	4	3
Exeter Automobile Receivables Trust
2.210% due 05/17/2021	16,480	16,445
First Franklin Mortgage Loan Trust
2.326% due 12/25/2037 •	1,141	996
2.696% due 12/25/2035 •	2,968	2,987
First NLC Trust
2.356% due 08/25/2037 •	36,538	22,716
2.496% due 08/25/2037 •	1,996	1,257
Flatiron CLO Ltd.
3.496% due 01/17/2026 •	27,942	27,962

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fremont Home Loan Trust
2.351% due 10/25/2036 •	$53,650	$50,596
GSAMP Trust
2.516% due 10/25/2036 ^•	5,479	511
2.951% due 09/25/2035 ^•	22,897	22,750
3.041% due 03/25/2034 •	980	973
3.191% due 08/25/2033 •	9	9
Home Equity Asset Trust
2.816% due 11/25/2032 •	1	1
3.011% due 07/25/2034 •	347	347
3.131% due 03/25/2035 •	6,691	6,729
3.136% due 02/25/2033 •	1	1
Home Equity Mortgage Loan Asset-Backed Trust
2.376% due 07/25/2037 •	116	76
2.416% due 03/25/2036 •	10,417	10,271
Home Equity Mortgage Trust
5.800% due 05/25/2036 ^Ø	60	55
5.821% due 04/25/2035 Ø	64	65
HSI Asset Loan Obligation Trust
2.276% due 12/25/2036 •	13	5
HSI Asset Securitization Corp. Trust
2.576% due 12/25/2035 •	6,910	6,881
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	29,770	29,697
IMC Home Equity Loan Trust
7.310% due 11/20/2028	21	20
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
4.241% due 07/25/2034 •	544	547
IXIS Real Estate Capital Trust
2.316% due 01/25/2037 •	13,880	7,133
2.446% due 01/25/2037 •	50,704	26,959
Jamestown CLO Ltd.
3.556% due 01/17/2027 •	6,919	6,926
JPMorgan Mortgage Acquisition Corp.
2.866% due 12/25/2035 •	5,000	4,759
JPMorgan Mortgage Acquisition Trust
2.296% due 08/25/2036 •	2	1
2.326% due 08/25/2036 •	973	765
LA Arena Funding LLC
7.656% due 12/15/2026	740	785
Lehman XS Trust
2.366% due 04/25/2037 ^•	27	26
Long Beach Mortgage Loan Trust
2.366% due 05/25/2036 •	20,692	14,235
2.876% due 01/25/2046 •	3	3
3.071% due 07/25/2034 •	184	184
3.266% due 10/25/2034 •	78	77
3.641% due 03/25/2032 •	200	202
Madison Park Funding Ltd.
3.608% due 07/20/2026 •	5,000	5,005
Marlette Funding Trust
3.060% due 07/17/2028	8,471	8,470
Massachusetts Educational Financing Authority
3.285% due 04/25/2038 •	525	529
MASTR Asset-Backed Securities Trust
2.346% due 08/25/2036 •	16,619	11,289
2.966% due 12/25/2034 ^•	1,146	1,156
3.041% due 10/25/2034 •	1,011	1,018
MASTR Specialized Loan Trust
3.066% due 05/25/2037 •	582	51
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	17,860	17,826
Merrill Lynch First Franklin Mortgage Loan Trust
3.716% due 10/25/2037 •	311	315
Merrill Lynch Mortgage Investors Trust
2.276% due 10/25/2037 ^•	324	139
2.296% due 09/25/2037 •	100	59
2.306% due 06/25/2037 •	794	340
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	1,797	1,949
Morgan Stanley ABS Capital, Inc. Trust
2.276% due 05/25/2037 •	138	127
2.316% due 11/25/2036 •	10,818	7,073

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.346% due 01/25/2037 •	$69,832	$37,384
2.366% due 06/25/2036 •	1,283	1,095
2.546% due 03/25/2036 •	19,326	12,340
2.556% due 03/25/2037 •	26,420	14,717
4.216% due 07/25/2037 ^•	361	46
4.616% due 08/25/2034 •	132	133
Morgan Stanley Dean Witter Capital, Inc. Trust
3.566% due 02/25/2033 •	92	92
4.691% due 01/25/2032 •	268	262
Morgan Stanley Mortgage Loan Trust
2.536% due 11/25/2036 •	1,722	793
National Collegiate Student Loan Trust
2.486% due 03/26/2029 •	23,059	22,779
Navient Private Education Loan Trust
2.558% due 12/16/2058 •	18,061	18,079
2.650% due 12/15/2028	5,204	5,121
3.910% due 12/15/2045	8,157	8,261
Navient Student Loan Trust
3.066% due 06/25/2065 •	8,215	8,263
3.266% due 12/27/2066 •	13,278	13,473
Nelnet Student Loan Trust
3.016% due 09/25/2065 •	25,173	25,418
New Century Home Equity Loan Trust
2.396% due 05/25/2036 •	309	291
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.836% due 01/25/2036 •	406	466
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.546% due 03/25/2036 •	7,620	6,819
North Carolina State Education Assistance Authority
3.135% due 07/25/2036 •	4,400	4,453
NovaStar Mortgage Funding Trust
2.316% due 03/25/2037 •	14	7
2.996% due 05/25/2033 •	2	2
Oak Hill Credit Partners Ltd.
3.478% due 07/20/2026 •	31,700	31,728
Oaktree CLO Ltd.
3.568% due 10/20/2026 •	26,200	26,222
Ocean Trails CLO
3.238% due 08/13/2025 •	9,862	9,867
Option One Mortgage Loan Trust
2.996% due 02/25/2035 •	804	783
3.011% due 05/25/2034 •	19	19
3.016% due 02/25/2035 •	5	5
Option One Mortgage Loan Trust Asset-Backed Certificates
2.665% due 08/20/2030 •	3	3
OSCAR U.S. Funding Trust LLC
2.623% due 04/12/2021 •	18,247	18,274
2.910% due 04/12/2021	6,463	6,462
OZLM Ltd.
3.568% due 01/20/2027 •	18,500	18,514
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.951% due 03/25/2035 •	2,126	2,139
3.191% due 10/25/2034 •	373	375
3.266% due 10/25/2034 •	11,119	11,321
Popular ABS Mortgage Pass-Through Trust
2.676% due 09/25/2035 •	2,995	3,007
3.851% due 01/25/2036 ^Ø	208	192
Prestige Auto Receivables Trust
1.800% due 11/16/2020	8,933	8,912
2.528% due 10/15/2019	12,900	12,901
2.970% due 12/15/2021	35,600	35,607
RAAC Trust
2.556% due 02/25/2036 •	7,232	7,232
2.616% due 06/25/2047 •	4,235	4,241
2.696% due 03/25/2037 •	2,075	2,081
3.416% due 09/25/2047 •	5,989	5,965
4.716% due 12/25/2035 •	1,447	1,491
Renaissance Home Equity Loan Trust
3.316% due 09/25/2037 •	711	400
3.416% due 08/25/2032 •	1,446	1,430
3.456% due 03/25/2033 •	14	13
4.934% due 08/25/2035 Ø	103	106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Mortgage Products Trust
2.516% due 05/25/2036 ^•	$25,225	$21,785
Residential Asset Securities Corp. Trust
2.366% due 01/25/2037 •	5,897	5,851
2.466% due 04/25/2037 •	13,679	13,571
2.476% due 07/25/2036 •	11,700	11,439
2.486% due 05/25/2037 •	3,257	3,241
2.646% due 01/25/2036 •	15,400	13,379
2.796% due 06/25/2033 •	860	795
2.861% due 03/25/2035 •	1,989	1,995
3.011% due 01/25/2035 •	39	39
5.120% due 12/25/2033 ~	284	291
Residential Funding Home Loan Trust
6.730% due 06/25/2037 Ø	5,000	5,042
SACO Trust
2.576% due 05/25/2036 •	646	635
2.736% due 06/25/2036 ^•	125	117
SACO, Inc.
2.966% due 07/25/2035 •	857	857
Salomon Mortgage Loan Trust
3.116% due 11/25/2033 •	366	367
Saxon Asset Securities Trust
2.716% due 03/25/2032 •	191	190
2.756% due 03/25/2035 •	685	659
3.966% due 12/25/2037 •	20,434	20,548
Securitized Asset-Backed Receivables LLC Trust
2.266% due 10/25/2036 ^•	903	413
2.366% due 12/25/2036 •	28,449	17,221
Security National Mortgage Loan Trust
2.866% due 11/25/2034 •	316	314
SG Mortgage Securities Trust
2.346% due 07/25/2036 •	61,955	37,042
SLC Student Loan Trust
3.186% due 11/25/2042 •	2,944	2,980
3.234% due 06/15/2021 •	5,375	5,402
SLM Private Education Loan Trust
4.408% due 06/16/2042 •	22,605	23,175
4.540% due 10/17/2044	5,199	5,252
SLM Student Loan Trust
2.375% due 04/25/2019 •	7,471	7,457
2.445% due 01/27/2025 •	8,266	8,258
2.835% due 04/25/2024 •	14,358	14,387
3.235% due 07/25/2023 •	16,219	16,246
3.485% due 04/25/2019 •	2,735	2,737
3.534% due 12/15/2033 •	29,572	30,033
3.835% due 04/25/2023 •	35,900	36,632
4.035% due 07/25/2023 •	20,919	21,479
SMB Private Education Loan Trust
2.490% due 06/15/2027	11,715	11,585
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	25,103	25,054
3.200% due 08/25/2027	741	741
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	21,249	21,086
1.720% due 09/25/2040	21,281	21,142
1.750% due 07/25/2040	13,315	13,203
1.830% due 05/25/2040	7,524	7,487
1.860% due 11/26/2040	31,298	30,879
SoFi Professional Loan Program Trust
3.120% due 02/25/2048	3,300	3,301
Sound Point CLO Ltd.
3.199% due 04/15/2027 •	3,000	2,994
Soundview Home Loan Trust
2.386% due 07/25/2037 •	50,909	43,981
2.386% due 08/25/2037 •	39,350	36,102
3.116% due 10/25/2037 •	108,338	91,971
3.216% due 09/25/2037 •	2,738	2,165
3.516% due 11/25/2033 •	44	45
South Carolina Student Loan Corp.
3.321% due 09/03/2024 •	480	484
Specialty Underwriting & Residential Finance Trust
3.116% due 06/25/2036 •	16,022	14,912
3.416% due 10/25/2035 •	95	89
Springleaf Funding Trust
2.680% due 07/15/2030	37,500	36,769

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Investment Loan Trust
2.876% due 04/25/2035 •	$7,630	$7,654
2.981% due 08/25/2035 •	1,500	1,461
3.191% due 09/25/2034 •	83	81
3.491% due 12/25/2034 •	813	800
3.641% due 04/25/2034 •	31	31
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	58	57
Symphony CLO Ltd.
3.089% due 01/15/2024 •	2,477	2,479
Tralee CLO Ltd.
3.378% due 10/20/2027 •	37,700	37,728
Tricon American Homes Trust
2.716% due 09/17/2034	11,600	11,143
2.916% due 09/17/2034	8,700	8,359
3.215% due 09/17/2034	1,200	1,160
TruPS Financials Note Securitization Ltd.
3.908% due 09/20/2039 •	31,075	30,951
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	347	342
Utah State Board of Regents
2.966% due 01/25/2057 •	13,121	13,138
Venture CLO Ltd.
3.219% due 07/15/2027 •	15,400	15,378
Washington Mutual Asset-Backed Certificates Trust
2.276% due 10/25/2036 •	106	61
Wells Fargo Home Equity Asset-Backed Securities Trust
3.791% due 02/25/2035 •	3,500	3,527
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2.846% due 04/25/2034 •	73	70
Westlake Automobile Receivables Trust
2.240% due 12/15/2020	40,420	40,298

Total Asset-Backed Securities (Cost $2,041,316)		2,090,841

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (b) 0.0%
		1,338

SHORT-TERM NOTES 0.3%
Drive Auto Receivables Trust
2.451% due 09/16/2019	13,400	13,397

Total Short-Term Instruments (Cost $14,738)		14,735

Total Investments in Securities (Cost $3,842,506)		3,936,824

	SHARES
INVESTMENTS IN AFFILIATES 20.9%

SHORT-TERM INSTRUMENTS 20.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.9%
PIMCO Short-Term Floating NAV Portfolio III	96,673,897	955,815

Total Short-Term Instruments (Cost $955,543)		955,815

Total Investments in Affiliates (Cost $955,543)		955,815

Total Investments 106.7% (Cost $4,798,049)		$4,892,639

Financial Derivative Instruments (c)(e) 0.0% (Cost or Premiums, net $(17,914))		334

Other Assets and Liabilities, net (6.7)%		(306,388)

Net Assets 100.0%		$4,586,585

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	47

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$1,338	U.S. Treasury Notes 2.750% due 07/31/2023	$(1,368)	$1,338	$1,338

Total Repurchase Agreements						$(1,368)	$1,338	$1,338

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,338	$0	$0	$1,338	$(1,368)	$(30)

Total Borrowings and Other Financing Transactions	$1,338	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2018	809	$	170,484	$(442)	$38	$0

Total Futures Contracts					$(442)	$38	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/15/2023	$42,500	$434	$1,354	$1,788	$0	$(22)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	105,400	6,095	3,854	9,949	0	(62)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,179	444	1,623	0	(8)

Total Swap Agreements						$7,708	$5,652	$13,360	$0	$(92)

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$38	$0	$38	$0	$0		$(92)	$(92)

(d)

Securities with an aggregate market value of $3,957 and cash of $2,269 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)

Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	Specialty Underwriting & Residential Finance Trust 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$37	$0	$19	$19	$0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700)	Monthly	05/25/2033	1,817	0	17	17	0

						$0	$36	$36	$0

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 6.250% due 07/25/2033	6.250%	Monthly	07/25/2033	$81	$0	$4	$4	$0
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960	Monthly	09/25/2034	257	(87)	90	3	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150	Monthly	05/25/2033	1,817	0	9	9	0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	Monthly	07/25/2035	421	(147)	107	0	(40)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	Monthly	11/25/2034	0	(1)	1	0	0

						$(235)	$211	$16	$(40)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$24,733	$(5,531)	$3,741	$0	$(1,790)
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	136	(54)	16	0	(38)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	(286)	251	0	(35)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	26,545	(607)	878	271	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	1,565	(1,327)	1,030	0	(297)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	33,000	(1,255)	1,643	388	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	105,850	(2,203)	2,662	459	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,082	6	5	11	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	10,805	(404)	531	127	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,650	(71)	88	17	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,800	(5,071)	5,711	640	0
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	90	17	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	24,578	(532)	783	251	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	4,037	761	0
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	21,400	(2,044)	848	0	(1,196)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	49

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
MYC	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$ 24,578	$(533)	$784	$251	$0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	25,000	(871)	1,165	294	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	56,500	(1,255)	1,500	245	0

						$(25,387)	$25,763	$3,732	$(3,356)

Total Swap Agreements						$(25,622)	$26,010	$3,784	$(3,396)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$4	$4	$0	$0	$(1,790)	$(1,790)	$(1,786)	$1,873	$87
BRC	0	0	19	19	0	0	0	0	19	(200)	(181)
DUB	0	0	271	271	0	0	(73)	(73)	198	(190)	8
FBF	0	0	388	388	0	0	(297)	(297)	91	0	91
GST	0	0	1,266	1,266	0	0	(40)	(40)	1,226	(1,280)	(54)
JPS	0	0	1,029	1,029	0	0	(1,196)	(1,196)	(167)	226	59
MYC	0	0	545	545	0	0	0	0	545	(581)	(36)
RYL	0	0	17	17	0	0	0	0	17	(50)	(33)
SAL	0	0	245	245	0	0	0	0	245	(260)	(15)

Total Over the Counter	$0	$0	$3,784	$3,784	$0	$0	$(3,396)	$(3,396)

(f)

Securities with an aggregate market value of $2,099 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$38	$38

Over the counter
Swap Agreements	$0	$3,784	$0	$0	$0	$3,784

	$0	$3,784	$0	$0	$38	$3,822

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$92	$92

Over the counter
Swap Agreements	$0	$3,396	$0	$0	$0	$3,396

	$0	$3,396	$0	$0	$92	$3,488

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(387)	$(387)
Swap Agreements	0	0	0	0	425	425

	$0	$0	$0	$0	$38	$38

Over the counter
Written Options	$0	$0	$0	$0	$675	$675
Swap Agreements	0	3,436	0	0	0	3,436

	$0	$3,436	$0	$0	$675	$4,111

	$0	$3,436	$0	$0	$713	$4,149

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(578)	$(578)
Swap Agreements	0	0	0	0	2,740	2,740

	$0	$0	$0	$0	$2,162	$2,162

Over the counter
Swap Agreements	$0	$4,038	$0	$0	$0	$4,038

	$0	$4,038	$0	$0	$2,162	$6,200

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$30,668	$0	$30,668
Industrials	0	7,376	0	7,376
Municipal Bonds & Notes
Texas	0	510	0	510
West Virginia	0	3,243	0	3,243
U.S. Government Agencies	0	576,990	0	576,990
U.S. Treasury Obligations	0	37,218	0	37,218
Non-Agency Mortgage-Backed Securities	0	1,152,716	22,527	1,175,243
Asset-Backed Securities	0	2,090,841	0	2,090,841
Short-Term Instruments
Repurchase Agreements	0	1,338	0	1,338
Short-Term Notes	0	13,397	0	13,397

	$0	$3,914,297	$22,527	$3,936,824

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$955,815	$0	$0	$955,815

Total Investments	$955,815	$3,914,297	$22,527	$4,892,639

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$38	$0	$0	$38
Over the counter	0	3,784	0	3,784

	$38	$3,784	$0	$3,822

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(92)	0	(92)
Over the counter	0	(3,396)	0	(3,396)

	$0	$(3,488)	$0	$(3,488)

Total Financial Derivative Instruments	$38	$296	$0	$334

Totals	$955,853	$3,914,593	$22,527	$4,892,973

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	51

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 53.0%

ARGENTINA 9.3%

SOVEREIGN ISSUES 9.3%
Argentina Government International Bond
6.250% due 04/22/2019		$12,300	$12,331
6.875% due 04/22/2021		10,000	9,593
30.131% (BADLARPP) due 10/04/2022 ~	ARS	42,000	1,644
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		363,000	8,398
43.077% (ARLLMONP) due 06/21/2020 ~		40,190	1,135
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020		800,000	22,517
Provincia de Buenos Aires
41.144% due 04/12/2025 •		60,500	1,287

Total Argentina (Cost $92,499)			56,905

BERMUDA 0.8%

CORPORATE BONDS & NOTES 0.8%
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		$5,000	5,169

Total Bermuda (Cost $5,098)			5,169

BRAZIL 7.0%

CORPORATE BONDS & NOTES 6.4%
Braskem Netherlands Finance BV
4.500% due 01/10/2028		$5,000	4,765
Caixa Economica Federal
4.250% due 05/13/2019		6,000	6,023
4.500% due 10/03/2018		9,400	9,397
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		1,000	1,025
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/29/2018 (c)(e)		3,151	57
Petrobras Global Finance BV
4.479% (US0003M + 2.140%) due 01/15/2019 ~		8,000	8,020
6.125% due 01/17/2022		3,936	4,073
8.375% due 05/23/2021		5,241	5,722

			39,082

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		2,700	2,619

SOVEREIGN ISSUES 0.2%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		1,100	1,103

Total Brazil (Cost $42,506)			42,804

CAYMAN ISLANDS 2.8%

CORPORATE BONDS & NOTES 2.8%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,395
3.000% due 06/30/2020		300	298
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,288
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		4,612	4,537
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)		4,971	2,948
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		958	908

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QNB Finance Ltd.
2.750% due 10/31/2018		$4,400	$4,399

Total Cayman Islands (Cost $18,277)			16,773

CHILE 0.0%

CORPORATE BONDS & NOTES 0.0%
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		$148	144

Total Chile (Cost $139)			144

CHINA 0.5%

CORPORATE BONDS & NOTES 0.5%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$1,000	1,022
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		2,000	2,030

Total China (Cost $2,997)			3,052

COLOMBIA 1.0%

CORPORATE BONDS & NOTES 1.0%
Ecopetrol S.A.
5.375% due 06/26/2026		$560	578
7.625% due 07/23/2019		5,500	5,714

Total Colombia (Cost $6,186)			6,292

HONG KONG 0.6%

CORPORATE BONDS & NOTES 0.6%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$3,400	3,388
3.400% due 04/16/2023		500	490

Total Hong Kong (Cost $3,897)			3,878

INDONESIA 0.9%

SOVEREIGN ISSUES 0.9%
Indonesia Government International Bond
6.750% due 01/15/2044		$2,400	2,927
11.625% due 03/04/2019		2,400	2,491

Total Indonesia (Cost $5,278)			5,418

LUXEMBOURG 2.2%

CORPORATE BONDS & NOTES 2.2%
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$650	668
Sberbank of Russia Via SB Capital S.A.
4.150% due 03/06/2019 (f)		8,500	8,448
5.180% due 06/28/2019		4,000	4,025

Total Luxembourg (Cost $13,243)			13,141

MEXICO 5.8%

CORPORATE BONDS & NOTES 3.3%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	4,850
BBVA Bancomer S.A.
6.500% due 03/10/2021		10,935	11,450
6.750% due 09/30/2022		2,200	2,363
Petroleos Mexicanos
3.750% due 03/15/2019	EUR	1,000	1,179

			19,842

SOVEREIGN ISSUES 2.5%
Mexico Government International Bond
6.500% due 06/10/2021	MXN	150,000	7,779

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 12/13/2018	MXN	470	$25
10.000% due 12/05/2024		129,000	7,643

			15,447

Total Mexico (Cost $39,303)			35,289

NETHERLANDS 1.5%

CORPORATE BONDS & NOTES 1.5%
Petrobras Global Finance BV
8.375% due 12/10/2018		$8,973	9,074

Total Netherlands (Cost $9,072)			9,074

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	27

Total Poland (Cost $29)			27

QATAR 2.9%

SOVEREIGN ISSUES 2.9%
Qatar Government International Bond
3.875% due 04/23/2023		$15,000	15,133
6.550% due 04/09/2019		2,400	2,447

Total Qatar (Cost $17,341)			17,580

RUSSIA 0.5%

CORPORATE BONDS & NOTES 0.5%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,203

Total Russia (Cost $3,052)			3,203

SINGAPORE 0.0%

SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	51

Total Singapore (Cost $50)			51

SOUTH AFRICA 2.1%

CORPORATE BONDS & NOTES 1.3%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		$6,100	5,950
SASOL Financing USA LLC
5.875% due 03/27/2024		1,800	1,836

			7,786

SOVEREIGN ISSUES 0.8%
South Africa Government International Bond
6.875% due 05/27/2019		5,000	5,114

Total South Africa (Cost $12,992)			12,900

SOUTH KOREA 0.1%

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
2.625% due 12/30/2020		$500	491

Total South Korea (Cost $505)			491

TURKEY 1.7%

SOVEREIGN ISSUES 1.7%
Turkey Government International Bond
7.000% due 03/11/2019		$10,000	10,075

Total Turkey (Cost $10,173)			10,075

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.1%

CORPORATE BONDS & NOTES 0.1%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$820	$831

Total United Arab Emirates (Cost $827)		831

UNITED STATES 1.2%

ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
2.516% due 03/25/2037 •	$289	181
Morgan Stanley Mortgage Loan Trust
2.576% due 04/25/2037 •	292	149

		330

CORPORATE BONDS & NOTES 1.0%
Rio Oil Finance Trust
8.200% due 04/06/2028	600	615
9.250% due 07/06/2024	2,663	2,842
9.750% due 01/06/2027	2,265	2,438

		5,895

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust
3.685% due 02/25/2036 ^~	16	15
Chase Mortgage Finance Trust
3.785% due 03/25/2037 ^~	38	37
Citigroup Mortgage Loan Trust
2.579% due 07/25/2046 ^~	21	20
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	6	6
Countrywide Home Loan Mortgage Pass-Through Trust
3.925% due 09/25/2047 ^~	15	14
3.944% due 10/20/2035 ~	82	73
HarborView Mortgage Loan Trust
4.065% due 08/19/2036 ^~	7	6
Luminent Mortgage Trust
2.396% due 12/25/2036 ^•	25	23
MASTR Adjustable Rate Mortgages Trust
2.456% due 05/25/2037 •	138	86

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Alternative Note Asset Trust
2.516% due 03/25/2037 •		$289	$129
3.805% due 06/25/2037 ^~		176	140
Merrill Lynch Mortgage-Backed Securities Trust
3.785% due 04/25/2037 ^~		32	28
Morgan Stanley Mortgage Loan Trust
4.077% due 06/25/2036 ~		9	9
Sequoia Mortgage Trust
3.705% due 01/20/2047 ^~		17	14
WaMu Mortgage Pass-Through Certificates Trust
2.901% due 01/25/2037 ^~		37	36
3.113% due 12/25/2036 ^~		23	22
3.162% due 04/25/2037 ^~		24	22
3.392% due 05/25/2037 ^~		48	41
3.603% due 12/25/2036 ^~		78	76
3.864% due 09/25/2036 ^~		37	36

			833

Total United States (Cost $6,807)			7,058

VIRGIN ISLANDS (BRITISH) 0.3%

CORPORATE BONDS & NOTES 0.3%
GTL Trade Finance, Inc.
5.893% due 04/29/2024		$2,000	2,031

Total Virgin Islands (British) (Cost $1,898)			2,031

SHORT-TERM INSTRUMENTS 11.7%

REPURCHASE AGREEMENTS (g) 0.4%
			2,383

		PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.7%
Letras del Banco Central de la Republica Argentina
37.800% due 11/21/2018 (d)	ARS	810	18
43.450% due 10/17/2018 (d)		54,162	1,286
43.600% due 10/17/2018 (d)		30,251	718
43.650% due 10/17/2018 (d)		27,006	641
45.000% due 11/21/2018 (d)		59,476	1,354

			4,017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 4.5%
0.382% due 10/12/2018 - 03/29/2019 (b)(c)	ARS	446,894	$11,170
3.106% due 10/26/2018 - 04/26/2019 (b)(c)		$16,232	16,012

			27,182

U.S. TREASURY BILLS 6.1%
2.090% due 10/04/2018 - 12/13/2018 (b)(c)(i)(k)		37,096	36,997

Total Short-Term Instruments (Cost $73,671)			70,579

Total Investments in Securities (Cost $365,840)			322,765

		SHARES
INVESTMENTS IN AFFILIATES 47.3%

SHORT-TERM INSTRUMENTS 47.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 47.3%
PIMCO Short-Term Floating NAV Portfolio III		29,194,444	288,645

Total Short-Term Instruments (Cost $288,568)			288,645

Total Investments in Affiliates (Cost $288,568)			288,645

Total Investments 100.3% (Cost $654,408)			$611,410

Financial Derivative Instruments (h)(j) 2.0% (Cost or Premiums, net $(6,171))			12,030

Other Assets and Liabilities, net (2.3)%			(13,691)

Net Assets 100.0%			$609,749

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Sberbank of Russia Via SB Capital S.A.	4.150%	03/06/2019	01/16/2018	$ 8,525	$8,448	1.39%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	53

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$2,383	U.S. Treasury Notes 2.750% due 07/31/2023	$(2,433)	$2,383	$2,383

Total Repurchase Agreements						$(2,433)	$2,383	$2,383

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$2,383	$0	$0	$2,383	$(2,433)	$(50)

Total Borrowings and Other Financing Transactions	$2,383	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(1,792) at a weighted average interest rate of 0.725%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	420,283	$(419)	$(99)	$(518)	$0	$(55)
Pay	1-Year BRL-CDI	7.750	Maturity	01/02/2020		874,200	(506)	93	(413)	0	(114)
Pay	1-Year BRL-CDI	8.000	Maturity	01/02/2020		180,000	390	(150)	240	0	(23)
Receive	1-Year BRL-CDI	8.099	Maturity	01/02/2020		235,000	0	(39)	(39)	30	0
Pay	1-Year BRL-CDI	8.220	Maturity	01/02/2020		185,800	(142)	675	533	0	(24)
Pay	1-Year BRL-CDI	8.475	Maturity	01/02/2020		1,571,600	491	1,017	1,508	0	(171)
Pay	1-Year BRL-CDI	8.850	Maturity	01/02/2020		802,900	566	877	1,443	0	(103)
Pay	1-Year BRL-CDI	8.660	Maturity	01/04/2021		385,915	(34)	(771)	(805)	0	(182)
Pay	1-Year BRL-CDI	9.200	Maturity	01/04/2021		60,800	151	(125)	26	0	(29)
Pay	1-Year BRL-CDI	10.240	Maturity	01/02/2025		286,800	(234)	(1,460)	(1,694)	0	(351)
Pay	28-Day MXN-TIIE	5.240	Lunar	10/05/2018	MXN	170,000	(278)	275	(3)	18	0

Total Swap Agreements							$(15)	$293	$278	$48	$(1,052)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$48	$48	$0	$0	$ (1,052)	$ (1,052)

(i)

Securities with an aggregate market value of $15,308 and cash of $2,131 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2018	BRL	6,814		$1,667	$0	$(20)
	10/2018	MXN	66,134		3,500	0	(34)
	10/2018		$1,702	BRL	6,814	0	(15)
	10/2018		2,219	RUB	148,786	49	0
	11/2018		1,663	BRL	6,814	21	0
	11/2018		47,385	RUB	3,006,291	38	(1,744)
	11/2018		6,110	TRY	40,135	295	0
BPS	10/2018	ARS	73,783		$1,937	154	0
	10/2018	RUB	157,366		2,300	0	(100)
	10/2018		$12,875	ARS	483,776	0	(1,323)
	10/2018		221	PLN	835	5	0
	10/2018		3,900	RUB	267,462	182	0
	10/2018		8,626	TRY	55,302	497	0
	11/2018	MXN	460,588		$23,952	0	(496)
	12/2018	TWD	5,815		191	0	(1)
BRC	10/2018	RUB	607,589		9,000	0	(262)
	10/2018		$6,348	RUB	434,259	271	0
	10/2018		1,060	TRY	6,792	49	0
	11/2018		1,767		11,218	33	0
CBK	10/2018	EUR	1,048		$1,220	3	0
	10/2018	MXN	1,064,134		54,642	0	(2,008)
	10/2018	RUB	1,314,531		19,100	0	(940)
	10/2018		$75,621	MXN	1,455,485	1,863	0
	10/2018		50,174	RUB	3,444,351	2,322	0
	10/2018		12,232	TRY	77,938	533	0
	11/2018	MXN	968,922		$50,741	0	(688)
	11/2018		$36,238	MXN	709,612	1,428	0
	11/2018		1,149	TRY	7,633	87	0
	12/2018	TRY	16,755		$2,500	0	(141)
	12/2018		$4,776	INR	350,575	0	(1)
DUB	10/2018		5,300	RUB	373,915	392	0
FBF	10/2018		3,102		211,519	123	0
	12/2018	SGD	571		$419	0	0
GLM	10/2018	MXN	235,912		12,501	0	(58)
	10/2018	RUB	1,410,056		20,800	0	(694)
	10/2018	TRY	6,184		1,222	209	0
	10/2018		$3,468	MXN	65,983	58	0
	10/2018		5,000	RUB	353,000	373	0
	11/2018	ILS	2,993		$815	0	(10)
	11/2018	MXN	172,978		8,891	0	(291)
	11/2018	TRY	7,970		1,200	0	(91)
	11/2018		$20,255	MXN	394,278	673	0
	11/2018		10,046	TRY	65,712	440	0
	12/2018		3,000	INR	220,470	3	0
HUS	10/2018	BRL	6,814		$1,702	15	0
	10/2018	RUB	1,650,650		24,500	0	(659)
	10/2018		$149	ARS	4,669	0	(37)
	10/2018		1,660	BRL	6,814	27	0
	10/2018		8	MXN	151	0	0
	10/2018		17,946	RUB	1,138,367	0	(593)
	11/2018	MXN	757,568		$39,905	7	(313)
	11/2018	TRY	10,776		1,600	0	(129)
	11/2018		$40,758	MXN	787,951	1,066	0
	11/2018		14,532	RUB	989,430	502	0
	11/2018		8,023	ZAR	117,502	252	0
	12/2018	HKD	8,666		$1,106	0	(2)
	12/2018	INR	221,520		3,000	0	(17)
	12/2018	TRY	9,562		1,400	0	(114)
	12/2018		$1,106	HKD	8,666	2	0
	12/2018		956	TRY	6,484	72	0
IND	10/2018	PLN	835		$222	0	(5)
	10/2018		$1,029	TRY	6,184	0	(16)
	11/2018	MXN	200		$10	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	55

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	10/2018	BRL	273,856		$80,752	$12,942	$0
	10/2018	MXN	235,912		12,528	0	(31)
	10/2018	RUB	3,757,551		55,100	0	(2,161)
	10/2018	TRY	36,241		5,862	0	(139)
	10/2018		$68,397	BRL	273,856	0	(587)
	10/2018		75,694	RUB	5,072,006	2,062	(431)
	10/2018		5,000	TRY	31,962	235	0
	11/2018	MXN	463,926		$24,289	0	(336)
	11/2018		$6,000	RUB	393,792	0	(16)
	11/2018		11,856	TRY	76,460	398	0
MSB	10/2018	BRL	273,856		$68,397	587	0
	10/2018		$66,869	BRL	273,856	941	0
	10/2018		3,000	TRY	18,727	85	0
	12/2018		40,531	INR	2,956,962	0	(257)
NGF	11/2018		1,150	ARS	34,856	0	(353)
RBC	11/2018		5,403	MXN	105,985	223	0
RYL	10/2018	RUB	340,734		$5,000	0	(194)
	10/2018		$1	RUB	38	0	0
	11/2018		821	ILS	2,993	4	0
SCX	10/2018	INR	219,390		$3,000	0	(12)
	10/2018	RUB	449,200		6,620	0	(231)
	10/2018	TRY	6,635		1,000	0	(83)
	10/2018		$5,811	RUB	397,792	256	0
	10/2018		6,472	TRY	40,839	217	0
	11/2018		30,457	RUB	2,072,840	1,040	0
	12/2018		191	TWD	5,815	1	0
SOG	10/2018	RUB	99,015		$1,500	0	(7)
	10/2018		$12,443	RUB	850,471	528	0
	11/2018		14,547		917,558	0	(605)
	12/2018		10,000	INR	728,620	0	(76)
SSB	12/2018		50,153	RUB	3,411,627	1,537	0
UAG	10/2018	RUB	164,785		$2,500	0	(12)
	10/2018		$40,293	RUB	2,736,384	1,420	0
	10/2018		9,131	TRY	59,076	545	0

Total Forward Foreign Currency Contracts						$35,065	$(16,333)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus MXN	MXN	23.600	10/09/2018	$	60,000	$6	$0
	Put - OTC USD versus MXN		17.200	10/17/2018		5,000	1	0
	Put - OTC USD versus MXN		17.600	10/18/2018		18,000	2	3
	Call - OTC USD versus RUB	RUB	110.000	10/31/2018		14,000	1	0
BPS	Call - OTC USD versus MXN	MXN	22.890	10/04/2018		15,000	1	0
	Put - OTC USD versus MXN		16.850	10/09/2018		15,000	2	0
	Put - OTC USD versus MXN		16.850	10/11/2018		9,000	1	0
GLM	Put - OTC USD versus INR	INR	67.000	11/22/2018		6,000	5	0
MYI	Put - OTC USD versus INR		68.500	12/07/2018		45,000	45	15

Total Purchased Options							$64	$18

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC USD versus RUB	RUB	66.740	10/02/2018	$15,000	$(80)	$(283)
	Call - OTC USD versus RUB		67.100	10/11/2018	18,000	(554)	(45)
BRC	Put - OTC USD versus MXN	MXN	19.040	10/18/2018	18,000	(149)	(357)

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC USD versus RUB	RUB	70.550	10/05/2018	$50,000	$(597)	$(2)
	Put - OTC USD versus RUB		68.000	10/16/2018	15,000	(132)	(580)
	Put - OTC USD versus RUB		68.500	10/18/2018	11,300	(153)	(518)
	Put - OTC USD versus RUB		68.450	10/19/2018	15,000	(120)	(674)
	Call - OTC USD versus RUB		68.000	10/23/2018	15,000	(428)	(56)
	Call - OTC USD versus TRY	TRY	6.800	11/09/2018	6,000	(228)	(59)
	Call - OTC USD versus TRY		7.700	12/07/2018	6,000	(186)	(39)
	Call - OTC USD versus TRY		7.015	12/21/2018	6,000	(225)	(115)
DUB	Put - OTC USD versus RUB	RUB	68.500	10/26/2018	15,000	(133)	(690)
GLM	Put - OTC USD versus MXN	MXN	18.780	10/11/2018	9,000	(55)	(83)
	Put - OTC USD versus RUB	RUB	66.900	10/12/2018	15,000	(126)	(345)
	Put - OTC USD versus RUB		68.220	10/29/2018	15,000	(126)	(639)
	Call - OTC USD versus TRY	TRY	7.280	11/02/2018	12,000	(298)	(35)
	Call - OTC USD versus ZAR	ZAR	16.200	11/09/2018	7,500	(144)	(14)
HUS	Put - OTC USD versus MXN	MXN	18.900	10/09/2018	15,000	(90)	(198)
	Call - OTC USD versus TRY	TRY	6.910	10/26/2018	9,000	(166)	(34)
	Call - OTC USD versus TRY		7.400	11/19/2018	7,500	(238)	(39)
	Call - OTC USD versus TRY		7.700	12/10/2018	7,500	(230)	(52)
MYI	Call - OTC USD versus MXN	MXN	19.650	10/04/2018	15,000	(108)	(1)
	Put - OTC USD versus MXN		18.850	10/17/2018	12,000	(79)	(154)
SCX	Put - OTC USD versus RUB	RUB	66.860	10/05/2018	15,000	(114)	(315)
	Call - OTC USD versus RUB		67.550	10/09/2018	15,000	(339)	(21)
	Call - OTC USD versus TRY	TRY	7.110	10/23/2018	6,000	(142)	(12)
	Call - OTC USD versus ZAR	ZAR	16.000	10/26/2018	12,000	(162)	(11)

Total Written Options						$(5,402)	$(5,371)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	06/20/2019	0.807%	$10,000	$32	$(15)	$17	$0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	5.375	500	9	(13)	0	(4)
CBK	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.884	5,000	(4)	8	4	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452	400	(52)	28	0	(24)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.731	5,000	(263)	138	0	(125)
	South Africa Government International Bond	1.000	Quarterly	06/20/2019	0.807	5,000	39	(31)	8	0
FBF	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.252	100	(4)	5	1	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	5.375	500	5	(9)	0	(4)
	Brazil Government International Bond	1.000	Quarterly	09/20/2019	1.169	1,000	(107)	106	0	(1)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.335	1,000	(111)	107	0	(4)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2020	1.730	10,000	(143)	24	0	(119)
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.344	700	(22)	12	0	(10)
	South Africa Government International Bond	1.000	Quarterly	06/20/2020	1.183	3,000	(31)	23	0	(8)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.419	500	5	(1)	4	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.884	10,000	8	1	9	0
JPM	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.335	5,000	(40)	21	0	(19)
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.344	2,800	(82)	41	0	(41)
NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.344	2,000	(57)	28	0	(29)

Total Swap Agreements							$(818)	$473	$43	$(388)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	57

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$403	$3	$17	$423	$(1,813)	$0	$0	$(1,813)	$(1,390)	$1,321	$(69)
BPS	838	0	0	838	(1,920)	(328)	0	(2,248)	(1,410)	791	(619)
BRC	353	0	0	353	(262)	(357)	(4)	(623)	(270)	101	(169)
CBK	6,236	0	4	6,240	(3,778)	(2,043)	0	(5,821)	419	(464)	(45)
DUB	392	0	8	400	0	(690)	(149)	(839)	(439)	73	(366)
FBF	123	0	1	124	0	0	0	0	124	(120)	4
GLM	1,756	0	0	1,756	(1,144)	(1,116)	0	(2,260)	(504)	719	215
GST	0	0	0	0	0	0	(146)	(146)	(146)	295	149
HUS	1,943	0	13	1,956	(1,864)	(323)	0	(2,187)	(231)	372	141
IND	0	0	0	0	(21)	0	0	(21)	(21)	0	(21)
JPM	15,637	0	0	15,637	(3,701)	0	(60)	(3,761)	11,876	(11,888)	(12)
MSB	1,613	0	0	1,613	(257)	0	0	(257)	1,356	0	1,356
MYI	0	15	0	15	0	(155)	0	(155)	(140)	(1,480)	(1,620)
NGF	0	0	0	0	(353)	0	(29)	(382)	(382)	275	(107)
RBC	223	0	0	223	0	0	0	0	223	0	223
RYL	4	0	0	4	(194)	0	0	(194)	(190)	(110)	(300)
SCX	1,514	0	0	1,514	(326)	(359)	0	(685)	829	(580)	249
SOG	528	0	0	528	(688)	0	0	(688)	(160)	142	(18)
SSB	1,537	0	0	1,537	0	0	0	0	1,537	(1540)	(3)
UAG	1,965	0	0	1,965	(12)	0	0	(12)	1,953	(1,980)	(27)

Total Over the Counter	$35,065	$18	$43	$35,126	$(16,333)	$(5,371)	$(388)	$(22,092)

(k)

Securities with an aggregate market value of $4,479 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$48	$48

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$35,065	$0	$35,065
Purchased Options	0	0	0	18	0	18
Swap Agreements	0	43	0	0	0	43

	$0	$43	$0	$35,083	$0	$35,126

	$0	$43	$0	$35,083	$48	$35,174

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,052	$1,052

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,333	$0	$16,333
Written Options	0	0	0	5,371	0	5,371
Swap Agreements	0	388	0	0	0	388

	$0	$388	$0	$21,704	$0	$22,092

	$0	$388	$0	$21,704	$1,052	$23,144

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$2,931	$2,931

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(13,015)	$0	$(13,015)
Purchased Options	0	0	0	(4)	0	(4)
Written Options	0	0	0	6,000	0	6,000
Swap Agreements	0	973	0	0	33	1,006

	$0	$973	$0	$(7,019)	$33	$(6,013)

	$0	$973	$0	$(7,019)	$2,964	$(3,082)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(5,659)	$(5,659)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,837	$0	$18,837
Purchased Options	0	0	0	(46)	0	(46)
Written Options	0	0	0	(1,093)	0	(1,093)
Swap Agreements	0	(869)	0	0	(30)	(899)

	$0	$(869)	$0	$17,698	$(30)	$16,799

	$0	$(869)	$0	$17,698	$(5,689)	$11,140

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	59

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)

September 30, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$56,905	$0	$56,905
Bermuda
Corporate Bonds & Notes	0	5,169	0	5,169
Brazil
Corporate Bonds & Notes	0	39,082	0	39,082
Loan Participations and Assignments	0	0	2,619	2,619
Sovereign Issues	0	1,103	0	1,103
Cayman Islands
Corporate Bonds & Notes	0	16,773	0	16,773
Chile
Corporate Bonds & Notes	0	144	0	144
China
Corporate Bonds & Notes	0	3,052	0	3,052
Colombia
Corporate Bonds & Notes	0	6,292	0	6,292
Hong Kong
Corporate Bonds & Notes	0	3,878	0	3,878
Indonesia
Sovereign Issues	0	5,418	0	5,418
Luxembourg
Corporate Bonds & Notes	0	13,141	0	13,141
Mexico
Corporate Bonds & Notes	0	19,842	0	19,842
Sovereign Issues	0	15,447	0	15,447
Netherlands
Corporate Bonds & Notes	0	9,074	0	9,074
Poland
Sovereign Issues	0	27	0	27
Qatar
Sovereign Issues	0	17,580	0	17,580
Russia
Corporate Bonds & Notes	0	3,203	0	3,203
Singapore
Sovereign Issues	0	51	0	51
South Africa
Corporate Bonds & Notes	0	7,786	0	7,786
Sovereign Issues	0	5,114	0	5,114
South Korea
Sovereign Issues	0	491	0	491
Turkey
Sovereign Issues	0	10,075	0	10,075

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
United Arab Emirates
Corporate Bonds & Notes	$0	$831	$0	$831
United States
Asset-Backed Securities	0	330	0	330
Corporate Bonds & Notes	0	5,895	0	5,895
Non-Agency Mortgage- Backed Securities	0	833	0	833
Virgin Islands (British)
Corporate Bonds & Notes	0	2,031	0	2,031
Short-Term Instruments
Repurchase Agreements	0	2,383	0	2,383
Short-Term Notes	0	4,017	0	4,017
Argentina Treasury Bills	0	27,182	0	27,182
U.S. Treasury Bills	0	36,997	0	36,997

	$0	$320,146	$2,619	$322,765

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$288,645	$0	$0	$288,645

Total Investments	$288,645	$320,146	$2,619	$611,410

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	48	0	48
Over the counter	0	35,126	0	35,126

	$0	$35,174	$0	$35,174

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,052)	0	(1,052)
Over the counter	0	(22,092)	0	(22,092)

	$0	$(23,144)	$0	$(23,144)

Total Financial Derivative Instruments	$0	$12,030	$0	$12,030

Totals	$288,645	$332,176	$2,619	$623,440

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.6%
Altice France S.A.
6.158% (LIBOR03M + 4.000%) due 08/14/2026 ~		$2,175	$2,161
Ancestry.com Operations, Inc.
5.500% (LIBOR03M + 3.250%) due 10/19/2023 ~		682	685
B.C. Unlimited Liability Co.
4.492% (LIBOR03M + 2.250%) due 02/16/2024 ~		983	984
CBS Radio, Inc.
4.962% (LIBOR03M + 2.750%) due 11/17/2024 ~		194	193
Community Health Systems, Inc.
5.563% (LIBOR03M + 3.250%) due 01/27/2021 ~		3,281	3,240
Envision Healthcare Corp.
TBD% due 09/26/2025		1,250	1,247
Neiman Marcus Group Ltd.
5.370% (LIBOR03M + 3.250%) due 10/25/2020 ~		2,970	2,763
Ortho-Clinical Diagnostics S.A.
5.492% (LIBOR03M + 3.250%) due 06/30/2025 ~		808	811
Sequa Mezzanine Holdings LLC
7.186% (LIBOR03M + 5.000%) due 11/28/2021 ~		175	172
Sigma Bidco BV
5.321% (LIBOR03M + 3.000%) due 07/02/2025 ~		500	501
TEX Operations Co. LLC
4.242% (LIBOR03M + 2.000%) due 08/04/2023 ~		872	874
Verscend Holding Corp.
6.742% (LIBOR03M + 4.500%) due 08/27/2025 ~		675	679

Total Loan Participations and Assignments (Cost $14,240)			14,310

CORPORATE BONDS & NOTES 87.7%

BANKING & FINANCE 26.7%
Ally Financial, Inc.
8.000% due 11/01/2031		9,215	11,208
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	1,200	1,525
Arrow Global Finance PLC
5.125% due 09/15/2024		400	485
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		$2,300	2,340
Banco BTG Pactual S.A.
5.500% due 01/31/2023		300	284
Banco Mercantil del Norte S.A.
6.875% due 07/06/2022 •(g)(h)		400	402
7.625% due 01/10/2028 •(g)(h)		400	406
Banco Pan S.A.
8.500% due 04/23/2020		1,875	1,903
Barclays PLC
7.875% due 09/15/2022 •(g)(h)	GBP	2,300	3,179
Blackstone CQP Holdco LP
6.000% due 08/18/2021		$10,300	10,350
6.500% due 03/20/2021		32,600	32,859
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	400	524
7.500% due 10/01/2023 (k)		5,800	7,409
CIT Group, Inc.
5.000% due 08/15/2022		$3,375	3,458
5.250% due 03/07/2025		300	307
5.800% due 06/15/2022 •(g)		550	543
Credit Agricole S.A.
7.875% due 01/23/2024 •(g)(h)		600	633

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Group AG
7.500% due 12/11/2023 •(g)(h)		$600	$633
Fly Leasing Ltd.
6.375% due 10/15/2021		350	361
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		1,150	1,145
Freedom Mortgage Corp.
8.125% due 11/15/2024 (k)		430	419
HSBC Holdings PLC
6.375% due 03/30/2025 •(g)(h)		400	397
Icahn Enterprises LP
6.250% due 02/01/2022		250	257
6.375% due 12/15/2025		2,800	2,817
6.750% due 02/01/2024		100	103
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021		875	882
Jefferies Finance LLC
6.875% due 04/15/2022		1,650	1,666
7.500% due 04/15/2021		3,825	3,930
Karntner Ausgleichszahlungs-Fonds
0.000% due 01/01/2023 «	EUR	13,835	863
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		$1,000	990
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/2022		2,150	2,161
Lincoln Finance Ltd.
7.375% due 04/15/2021		300	311
LoanCore Capital Markets LLC
6.875% due 06/01/2020		905	917
Nationstar Mortgage LLC
6.500% due 07/01/2021		525	527
6.500% due 06/01/2022		1,850	1,851
Navient Corp.
5.625% due 08/01/2033		3,550	2,991
5.875% due 03/25/2021		3,250	3,338
6.625% due 07/26/2021		6,750	7,054
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		10,850	11,067
Pinnacol Assurance
8.625% due 06/25/2034 «(i)		5,000	5,218
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •(h)		3,000	2,997
SLM Corp.
5.125% due 04/05/2022		2,000	1,995
Societe Generale S.A.
7.375% due 09/13/2021 •(g)(h)		300	310
Springleaf Finance Corp.
6.125% due 05/15/2022		1,125	1,162
7.125% due 03/15/2026		1,600	1,600
Stearns Holdings LLC
9.375% due 08/15/2020		10,285	10,131
Sumitomo Mitsui Financial Group, Inc.
3.202% (US0003M + 0.860%) due 07/19/2023 ~		800	804
VICI Properties LLC
8.000% due 10/15/2023		1,094	1,213

			147,925

INDUSTRIALS 51.0%
ADT Corp.
3.500% due 07/15/2022		1,750	1,663
4.875% due 07/15/2032		30	24
Afren PLC
6.625% due 12/09/2020 ^(c)		1,952	7
10.250% due 04/08/2019 ^(c)		1,537	5
Alibaba Group Holding Ltd.
4.400% due 12/06/2057 (k)		2,300	2,108
Alliance Data Systems Corp.
5.875% due 11/01/2021		850	869
Altice France S.A.
7.375% due 05/01/2026		4,300	4,321

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Avon Products, Inc.
7.000% due 03/15/2023		$3,000	$2,760
Baffinland Iron Mines Corp.
8.750% due 07/15/2026		3,000	3,023
Ball Corp.
4.875% due 03/15/2026		1,200	1,202
Bausch Health Cos., Inc.
4.500% due 05/15/2023	EUR	4,800	5,519
5.875% due 05/15/2023		$3,800	3,703
6.125% due 04/15/2025		1,100	1,049
9.250% due 04/01/2026		2,375	2,568
BCD Acquisition, Inc.
9.625% due 09/15/2023		900	964
Boise Cascade Co.
5.625% due 09/01/2024		100	102
Boyd Gaming Corp.
6.000% due 08/15/2026		1,350	1,367
California Resources Corp.
5.000% due 01/15/2020		8,281	7,950
5.500% due 09/15/2021		584	531
6.000% due 11/15/2024		4,329	3,723
8.000% due 12/15/2022		4,468	4,273
CCO Holdings LLC
5.750% due 02/15/2026		2,550	2,566
5.875% due 04/01/2024		1,600	1,638
Charter Communications Operating LLC
5.375% due 04/01/2038		200	194
5.750% due 04/01/2048		150	150
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		3,750	3,947
7.000% due 06/30/2024		1,600	1,756
Chobani LLC
7.500% due 04/15/2025		2,750	2,509
CITGO Petroleum Corp.
6.250% due 08/15/2022		1,000	1,003
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		450	461
CommScope Technologies LLC
5.000% due 03/15/2027		5,000	4,825
Community Health Systems, Inc.
6.250% due 03/31/2023		6,950	6,629
Continental Resources, Inc.
5.000% due 09/15/2022		240	244
CVS Health Corp.
4.300% due 03/25/2028		650	645
4.780% due 03/25/2038		100	100
DAE Funding LLC
4.000% due 08/01/2020		300	297
4.500% due 08/01/2022		400	391
5.000% due 08/01/2024		2,350	2,306
Dell International LLC
8.350% due 07/15/2046		1,327	1,653
Dell, Inc.
5.400% due 09/10/2040		6,200	5,487
6.500% due 04/15/2038		17,450	17,254
Eldorado Resorts, Inc.
7.000% due 08/01/2023		1,200	1,266
Endo Dac
5.875% due 10/15/2024 (k)		3,200	3,240
6.000% due 07/15/2023		3,950	3,525
6.000% due 02/01/2025		9,900	8,583
Endo Finance LLC
5.375% due 01/15/2023		1,550	1,372
5.750% due 01/15/2022		700	657
7.250% due 01/15/2022		550	539
Enterprise Merger Sub, Inc.
8.750% due 10/15/2026 (a)		4,250	4,250
Fair Isaac Corp.
5.250% due 05/15/2026		125	127
First Data Corp.
7.000% due 12/01/2023		3,050	3,183
Ford Motor Co.
4.750% due 01/15/2043		3,000	2,508

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	61

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
goeasy Ltd.
7.875% due 11/01/2022		$2,750	$2,870
HCA, Inc.
5.250% due 06/15/2026		950	980
5.375% due 02/01/2025		3,450	3,528
Hexion, Inc.
6.625% due 04/15/2020		400	377
Hilton Worldwide Finance LLC
4.875% due 04/01/2027		650	642
Huntsman International LLC
5.125% due 04/15/2021	EUR	600	773
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(c)		$6,500	4,924
IHS Markit Ltd.
4.750% due 02/15/2025		2,300	2,343
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		1,000	999
Intelsat Jackson Holdings S.A.
8.500% due 10/15/2024		4,000	4,040
Jagged Peak Energy LLC
5.875% due 05/01/2026		1,200	1,197
JBS USA LUX S.A.
7.250% due 06/01/2021		5,700	5,814
KFC Holding Co.
5.000% due 06/01/2024		1,000	994
Kinder Morgan, Inc.
8.050% due 10/15/2030		200	245
Kraft Heinz Foods Co.
3.000% due 06/01/2026		83	76
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		9,906	9,361
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		100	101
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		7,975	7,935
5.625% due 10/15/2023 (k)		8,600	7,654
5.750% due 08/01/2022 (k)		400	371
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		325	334
Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	700	725
MGM Resorts International
5.750% due 06/15/2025		$1,400	1,410
6.000% due 03/15/2023		2,500	2,594
Minerva Luxembourg S.A.
6.500% due 09/20/2026		2,300	2,165
MPLX LP
4.500% due 07/15/2023		1,100	1,129
NCL Corp. Ltd.
4.750% due 12/15/2021		1,857	1,878
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	150	109
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019 (b)	EUR	8,967	10,124
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/29/2018 (f)(g)		$574	10
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,000	982
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		200	195
4.500% due 03/15/2023		4,650	4,551
5.250% due 08/15/2022		2,000	2,028
5.500% due 02/15/2024		1,100	1,129
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		1,250	277
5.500% due 04/12/2037 ^(c)		1,250	281
PetSmart, Inc.
5.875% due 06/01/2025		2,500	2,062
PGT Escrow Issuer, Inc.
6.750% due 08/01/2026		1,100	1,144
Pisces Midco, Inc.
8.000% due 04/15/2026		1,000	1,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Post Holdings, Inc.
5.000% due 08/15/2026		$2,000	$1,899
5.500% due 03/01/2025		900	896
Precision Drilling Corp.
7.750% due 12/15/2023		950	1,009
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(b)(c)		5,121	2,496
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		3,375	3,467
5.625% due 03/01/2025		950	1,014
5.875% due 06/30/2026		850	919
Sanchez Energy Corp.
7.250% due 02/15/2023		1,950	1,928
Sands China Ltd.
5.400% due 08/08/2028		700	698
Scientific Games International, Inc.
5.000% due 10/15/2025		2,150	2,048
Sealed Air Corp.
6.875% due 07/15/2033		400	432
Sensata Technologies BV
5.625% due 11/01/2024		600	622
Southwestern Energy Co.
4.100% due 03/15/2022		100	100
Suburban Propane Partners LP
5.750% due 03/01/2025		460	449
T-Mobile USA, Inc.
4.750% due 02/01/2028		3,200	3,016
6.000% due 04/15/2024		2,625	2,729
6.500% due 01/15/2026		3,800	3,991
Tenet Healthcare Corp.
4.750% due 06/01/2020		1,100	1,118
6.000% due 10/01/2020		600	620
Tesco PLC
6.150% due 11/15/2037		2,201	2,302
Toll Brothers Finance Corp.
4.875% due 03/15/2027		2,000	1,920
Trinidad Drilling Ltd.
6.625% due 02/15/2025		350	348
Triumph Group, Inc.
5.250% due 06/01/2022		1,250	1,184
United Rentals North America, Inc.
4.625% due 10/15/2025		1,450	1,410
5.500% due 05/15/2027		350	347
VeriSign, Inc.
4.750% due 07/15/2027		4,000	3,914
Videotron Ltd.
5.125% due 04/15/2027		1,350	1,328
Virgin Australia Pass-Through Trust
6.000% due 04/23/2022		16	16
Virgin Media Finance PLC
5.250% due 02/15/2022		1,600	1,610
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	3,000	3,933
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		1,900	2,474
VOC Escrow Ltd.
5.000% due 02/15/2028		$300	290
Weatherford International Ltd.
7.000% due 03/15/2038		1,550	1,209
Williams Scotsman International, Inc.
6.875% due 08/15/2023		2,050	2,040
WMG Acquisition Corp.
5.500% due 04/15/2026		1,750	1,741
Wyndham Destinations, Inc.
4.500% due 04/01/2027		3,350	3,174
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,550	1,442
Ziggo BV
5.500% due 01/15/2027		1,600	1,505

			282,035

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 10.0%
AT&T, Inc.
5.300% due 08/15/2058	$2,300	$2,200
Blue Racer Midstream LLC
6.125% due 11/15/2022	1,050	1,083
CenturyLink, Inc.
7.500% due 04/01/2024 (k)	950	1,018
Genesis Energy LP
5.625% due 06/15/2024	200	190
6.000% due 05/15/2023	2,525	2,503
6.500% due 10/01/2025	600	589
NSG Holdings LLC
7.750% due 12/15/2025	1,789	1,970
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	461	454
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)	886	525
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	193	183
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)	668	195
Petrobras Global Finance BV
5.299% due 01/27/2025	1,550	1,452
8.750% due 05/23/2026	2,300	2,523
Red Oak Power LLC
9.200% due 11/30/2029	2,450	2,796
Rio Oil Finance Trust
8.200% due 04/06/2028	600	615
Sprint Capital Corp.
8.750% due 03/15/2032	2,300	2,593
Sprint Communications, Inc.
7.000% due 08/15/2020	3,800	3,988
Sprint Corp.
7.125% due 06/15/2024	4,600	4,790
7.875% due 09/15/2023	6,750	7,289
Terraform Global Operating LLC
6.125% due 03/01/2026	2,000	1,925
TerraForm Power Operating LLC
5.000% due 01/31/2028	2,500	2,334
Vistra Energy Corp.
7.375% due 11/01/2022	1,020	1,062
7.625% due 11/01/2024	2,650	2,865
8.000% due 01/15/2025	4,775	5,193
8.034% due 02/02/2024	701	741
8.125% due 01/30/2026	3,775	4,167

		55,243

Total Corporate Bonds & Notes (Cost $471,168)		485,203

MUNICIPAL BONDS & NOTES 0.7%

FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015
4.800% due 05/01/2025	450	453

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	100

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,315	3,319

Total Municipal Bonds & Notes (Cost $3,173)		3,872

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Adjustable Rate Mortgage Trust
3.715% due 10/25/2035 ~	84	71

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Assets Trust
2.765% due 11/25/2046 •	$665	$382
6.250% due 06/25/2037 Ø	186	166
Banc of America Alternative Loan Trust
2.616% due 05/25/2035 ^•	36	30
Banc of America Funding Trust
3.768% due 03/20/2036 ^~	123	107
Bear Stearns ALT-A Trust
3.749% due 01/25/2035 ~	5	5
Citigroup Mortgage Loan Trust
3.710% due 11/25/2035 •	279	279
Countrywide Alternative Loan Trust
2.375% due 03/20/2046 •	43	39
2.396% due 05/25/2047 •	25	24
2.476% due 07/25/2046 ^•	317	191
2.845% due 12/25/2035 •	56	52
4.026% due 10/25/2035 ^~	38	33
Countrywide Home Loan Mortgage Pass-Through Trust
0.000% due 03/25/2035 •	143	143
6.000% due 05/25/2036 ^	85	72
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.000% due 10/25/2018	10	10
Downey Savings & Loan Association Mortgage Loan Trust
2.418% due 02/19/2045 •	23	23
First Horizon Alternative Mortgage Securities Trust
4.113% due 09/25/2035 ^~	279	269
6.000% due 05/25/2036 ^	80	62
GMAC Mortgage Corp. Loan Trust
3.805% due 04/19/2036 ^~	218	204
GSR Mortgage Loan Trust
4.052% due 11/25/2035 ~	49	49
4.283% due 05/25/2035 ~	366	340
4.433% due 04/25/2035 ~	3	3
HarborView Mortgage Loan Trust
2.358% due 01/19/2038 •	26	25
2.408% due 03/19/2036 •	442	410
IndyMac Mortgage Loan Trust
3.893% due 09/25/2035 ^~	62	58
JPMorgan Mortgage Trust
3.486% due 07/27/2037 ~	328	325
4.112% due 07/25/2035 ~	73	74
6.000% due 08/25/2037 ^	100	85
Residential Accredit Loans, Inc. Trust
2.546% due 03/25/2037 •	352	113
5.706% due 02/25/2036 ^~	234	212
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	80	70
Structured Asset Mortgage Investments Trust
2.436% due 05/25/2036 •	30	27
WaMu Mortgage Pass-Through Certificates Trust
2.615% due 05/25/2047 •	344	327
3.129% due 10/25/2036 ^~	170	158
3.882% due 07/25/2037 ^~	144	134
Wells Fargo Mortgage-Backed Securities Trust
4.207% due 03/25/2035 ~	173	175

Total Non-Agency Mortgage-Backed Securities (Cost $3,869)		4,747

ASSET-BACKED SECURITIES 0.4%
Carrington Mortgage Loan Trust
2.366% due 08/25/2036 •	94	78
Credit-Based Asset Servicing & Securitization Trust
3.633% due 01/25/2037 ^Ø	958	480
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^Ø	409	184
Mid-State Trust
7.791% due 03/15/2038	13	14
Morgan Stanley ABS Capital, Inc. Trust
2.356% due 05/25/2037 •	97	90
Option One Mortgage Loan Trust Asset-Backed Certificates
3.191% due 08/25/2033 •	60	59

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
2.366% due 08/25/2036 •		$27	$24
6.980% due 09/25/2031 Ø		1,430	1,434

Total Asset-Backed Securities (Cost $2,137)			2,363

SOVEREIGN ISSUES 1.2%
Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	10,000	6,911

Total Sovereign Issues (Cost $6,658)			6,911

		SHARES
COMMON STOCKS 1.6%

CONSUMER DISCRETIONARY 0.5%
Caesars Entertainment Corp. (d)		295,846	3,032

			3,032

ENERGY 0.0%
Dommo Energia S.A. SP - ADR «		251	9

FINANCIALS 0.3%
CIT Group, Inc.		26,331	1,359
Hipotecaria Su Casita S.A. de C.V. «(d)		78,886	0
WMIH Corp. (d)		52,495	73

			1,432

HEALTH CARE 0.8%
NVHL S.A. ‘A’ «(d)(i)		231,498	431
NVHL S.A. ‘B’ «(d)(i)		231,498	430
NVHL S.A. ‘C’ «(d)(i)		231,498	430
NVHL S.A. ‘D’ «(d)(i)		231,498	430
NVHL S.A. ‘E’ «(d)(i)		231,498	430
NVHL S.A. ‘F’ «(d)(i)		231,498	430
NVHL S.A. ‘G’ «(d)(i)		231,498	430
NVHL S.A. ‘H’ «(d)(i)		231,498	430
NVHL S.A. ‘I’ «(d)(i)		231,498	430
NVHL S.A. ‘J’ «(d)(i)		231,498	430

			4,301

Total Common Stocks (Cost $11,452)			8,774

WARRANTS 0.3%

INFORMATION TECHNOLOGY 0.3%
Novasep Holding SAS - Exp. 05/31/2019 «		2,849,700	1,820

UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024		60,750	90

Total Warrants (Cost $160)			1,910

PREFERRED SECURITIES 0.2%

INDUSTRIALS 0.2%
Xfit Brands, Inc. «		1,000	1,414

Total Preferred Securities (Cost $3,656)			1,414

REAL ESTATE INVESTMENT TRUSTS 1.4%

REAL ESTATE 1.4%
VICI Properties, Inc.		354,535	7,665

Total Real Estate Investment Trusts (Cost $4,317)			7,665

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.4%

COMMERCIAL PAPER 0.4%
JPMorgan Securities LLC
0.500% due 07/10/2020	$2,071	$2,071

REPURCHASE AGREEMENTS (j) 1.8%
		10,177

U.S. TREASURY BILLS 0.2%
2.073% due 10/18/2018 - 12/13/2018 (e)(f)(n)	1,001	999

Total Short-Term Instruments (Cost $13,246)		13,247

Total Investments in Securities (Cost $534,076)		550,416

	SHARES
INVESTMENTS IN AFFILIATES 5.1%

COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. ^(d)	2,041	13

Total Common Stocks (Cost $418)		13

SHORT-TERM INSTRUMENTS 5.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	2,834,865	28,029

Total Short-Term Instruments (Cost $28,015)		28,029

Total Investments in Affiliates (Cost $28,433)		28,042

Total Investments 104.5% (Cost $562,509)		$578,458

Financial Derivative Instruments (l)(m) 0.0% (Cost or Premiums, net $10,191)		(205)

Other Assets and Liabilities, net (4.5)%		(24,856)

Net Assets 100.0%		$553,397

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	63

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$ 723	$431	0.08%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	430	0.08
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	430	0.08
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	430	0.08
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	430	0.08
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	430	0.08
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	430	0.08
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	430	0.08
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	430	0.08
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	430	0.08
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	5,218	0.94

		$ 12,236	$9,519	1.74%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.800%	09/28/2018	09/27/2020	$4,856	Macy’s Retail Holdings Inc. 3.625% due 05/23/2014	$(4,852)	$4,856	$4,856
FICC	1.750	09/28/2018	10/01/2018	857	U.S. Treasury Notes 2.750% due 07/31/2023	(876)	857	857
SBI	0.750	08/31/2018	08/15/2026	4,464	American Airlines Pass-Through Trust 4.950% due 08/15/2026	(4,443)	4,464	4,467

Total Repurchase Agreements						$(10,171)	$10,177	$10,180

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BCY	(0.375)%	06/28/2018	TBD	(3)	$	(3,764)	$(3,760)
	0.625	09/27/2018	TBD	(3)		(953)	(953)
BPS	1.750	07/31/2018	TBD	(3)		(189)	(189)
CFR	(1.000)	03/12/2018	TBD	(3)	GBP	(5,422)	(7,017)
	(1.000)	03/16/2018	TBD	(3)		(866)	(1,121)
	0.500	09/26/2018	TBD	(3)	$	(3,097)	(3,097)

Total Reverse Repurchase Agreements							$(16,137)

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Corporate Bonds & Notes (2.0)%
Banking & Finance (0.4)%
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$ 2,000	$(2,041)	$(2,049)

Industrials (1.6)%
American Airlines Pass-Through Trust	4.950	08/15/2026	4,388	(4,596)	(4,454)
Macy’s Retail Holdings, Inc.	3.625	06/01/2024	5,000	(4,835)	(4,866)

Total Industrials				(9,431)	(9,320)

Total Short Sales (2.0)%				$(11,472)	$(11,369)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(4,713)	$0	$0	$(4,713)	$4,853	$140
BOS	4,856	0	0	0	4,856	(4,852)	4
BPS	0	(189)	0	0	(189)	183	(6)
CFR	0	(11,235)	0	0	(11,235)	10,966	(269)
FICC	857	0	0	0	857	(876)	(19)
SBI	4,467	0	0	0	4,467	(4,471)	(4)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(6,503)	(6,503)	0	(6,503)
GSC	0	0	0	(4,866)	(4,866)	0	(4,866)

Total Borrowings and Other Financing Transactions	$10,180	$(16,137)	$0	$(11,369)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(16,137)	$(16,137)

Total Borrowings	$0	$0	$0	$(16,137)	$(16,137)

Payable for reverse repurchase agreements					$(16,137)

(k)	Securities with an aggregate market value of $16,261 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(19,103) at a weighted average interest rate of (0.278%). Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $97 of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2018	422	$	50,126	$(716)	$13	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	65

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2018	75	$	(13,827)	$126	$0	$(65)
Euro-Buxl 30-Year Bond December Futures	12/2018	10		(2,024)	34	0	(26)
U.S. Treasury 30-Year Bond December Futures	12/2018	29		(4,075)	126	5	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	49		(7,560)	217	17	0

					$503	$22	$(91)

Total Futures Contracts					$(213)	$35	$(91)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Anadarko Petroleum Corp.	(1.000)%	Quarterly	06/20/2022	0.495%	$	7,000	$328	$(455)	$(127)	$4	$0
ArcelorMittal	(1.000)	Quarterly	06/20/2024	1.609	EUR	2,000	402	(325)	77	1	0
Arconic, Inc.	(1.000)	Quarterly	06/20/2021	0.970	$	5,000	263	(268)	(5)	13	0
Freeport-McMoRan, Inc.	(1.000)	Quarterly	06/20/2021	0.706		2,000	238	(254)	(16)	4	0
Macy’s Retail Holdings, Inc.	(1.000)	Quarterly	06/20/2023	1.353		4,000	111	(51)	60	9	0
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	1.432		10,000	556	(248)	308	0	(19)

							$1,898	$(1,601)	$297	$31	$(19)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	0.861%	$	6,300	$780	$144	$924	$0	$(4)
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.530		200	30	0	30	0	0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	0.812		4,750	187	204	391	0	(7)

							$997	$348	$1,345	$0	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$6,200	$(379)	$(127)	$(506)	$0	$(11)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023	15,000	(1,093)	(20)	(1,113)	0	(2)

					$(1,472)	$(147)	$(1,619)	$0	$(13)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	$	151,800	$7,692	$(11,763)	$(4,071)	$76	$0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2025		19,500	1,483	(2,120)	(637)	11	0

							$9,175	$(13,883)	$(4,708)	$87	$0

Total Swap Agreements							$10,598	$(15,283)	$(4,685)	$118	$(43)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$35	$118	$153	$0	$(91)		$(44)	$(135)

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

Cash of $9,692 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2018	CHF	662		$684	$10	$0
	10/2018		$28,487	EUR	24,186	0	(406)
	11/2018	EUR	24,186		$28,556	407	0
CBK	10/2018		24,186		28,267	185	0
	11/2018		$394	EUR	339	1	0
JPM	10/2018		12,330	GBP	9,359	0	(131)
	11/2018	GBP	9,359		$12,346	131	0
RBC	10/2018		9,359		12,174	0	(24)

Total Forward Foreign Currency Contracts						$734	$(561)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
JPM	Turkey Government International Bond	(1.000)%	Quarterly	03/20/2020	3.010%	$	7,000	$292	$(94)	$198	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
HUS	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2018	2.419%	$	200	$2	$(1)	$1	$0
	UniCredit SpA	1.000	Quarterly	06/20/2023	3.325	EUR	5,000	(701)	106	0	(595)

								$(699)	$105	$1	$(595)

Total Swap Agreements								$(407)	$11	$199	$(595)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	67

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BPS	$417	$0	$0	$417	$(406)	$0	$0	$(406)	$11	$0	$11
CBK	186	0	0	186	0	0	0	0	186	4	190
HUS	0	0	1	1	0	0	(595)	(595)	(594)	724	130
JPM	131	0	198	329	(131)	0	0	(131)	198	(340)	(142)
RBC	0	0	0	0	(24)	0	0	(24)	(24)	0	(24)

Total Over the Counter	$734	$0	$199	$933	$(561)	$0	$(595)	$(1,156)

(n)

Securities with an aggregate market value of $728 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$35	$35
Swap Agreements	0	31	0	0	87	118

	$0	$31	$0	$0	$122	$153

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$734	$0	$734
Swap Agreements	0	199	0	0	0	199

	$0	$199	$0	$734	$0	$933

	$0	$230	$0	$734	$122	$1,086

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$91	$91
Swap Agreements	0	44	0	0	0	44

	$0	$44	$0	$0	$91	$135

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$561	$0	$561
Swap Agreements	0	595	0	0	0	595

	$0	$595	$0	$561	$0	$1,156

	$0	$639	$0	$561	$91	$1,291

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(645)	$(645)
Swap Agreements	0	(833)	0	0	49	(784)

	$0	$(833)	$0	$0	$(596)	$(1,429)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,521	$0	$2,521
Swap Agreements	0	(25)	0	0	0	(25)

	$0	$(25)	$0	$2,521	$0	$2,496

	$0	$(858)	$0	$2,521	$(596)	$1,067

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$27	$27
Swap Agreements	0	(310)	0	0	(2,209)	(2,519)

	$0	$(310)	$0	$0	$(2,182)	$(2,492)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(96)	$0	$(96)
Swap Agreements	0	306	0	0	0	306

	$0	$306	$0	$(96)	$0	$210

	$0	$(4)	$0	$(96)	$(2,182)	$(2,282)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$1,247	$13,063	$0	$14,310
Corporate Bonds & Notes
Banking & Finance	0	141,844	6,081	147,925
Industrials	4,250	277,785	0	282,035
Utilities	0	55,243	0	55,243
Municipal Bonds & Notes
Florida	0	453	0	453
New York	0	100	0	100
West Virginia	0	3,319	0	3,319
Non-Agency Mortgage-Backed Securities	0	4,747	0	4,747
Asset-Backed Securities	0	2,363	0	2,363
Sovereign Issues	0	6,911	0	6,911
Common Stocks
Consumer Discretionary	3,032	0	0	3,032
Energy	0	0	9	9

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Financials	$1,432	$0	$0	$1,432
Health Care	0	0	4,301	4,301
Warrants
Information Technology	0	0	1,820	1,820
Utilities	90	0	0	90
Preferred Securities
Industrials	0	0	1,414	1,414
Real Estate Investment Trusts
Real Estate	7,665	0	0	7,665
Short-Term Instruments
Commercial Paper	0	2,071	0	2,071
Repurchase Agreements	0	10,177	0	10,177
U.S. Treasury Bills	0	999	0	999

	$17,716	$519,075	$13,625	$550,416

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	69

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)

September 30, 2018 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	$0	$13	$0	$13
Short-Term Instruments
Central Funds Used for Cash Management Purposes	28,029	0	0	28,029

	$28,029	$13	$0	$28,042

Total Investments	$45,745	$519,088	$13,625	$578,458

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(11,369)	$0	$(11,369)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$35	$118	$0	$153
Over the counter	0	933	0	933

	$35	$1,051	$0	$1,086

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(91)	(43)	0	(134)
Over the counter	0	(1,156)	0	(1,156)

	$(91)	$(1,199)	$0	$(1,290)

Total Financial Derivative Instruments	$(56)	$(148)	$0	$(204)

Totals	$45,689	$507,571	$13,625	$566,885

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2018(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$12,758	$0	$(7,500)	$9	$32	$782	$0	$0	$6,081	$659
Common Stocks
Energy	10	0	0	0	0	(1)	0	0	9	(1)
Health Care	4,557	0	0	0	0	(256)	0	0	4,301	(256)
Warrants
Information Technology	172	0	0	0	0	1,648	0	0	1,820	1,648
Preferred Securities
Industrials	1,414	0	0	0	0	0	0	0	1,414	0

	$18,911	$0	$(7,500)	$9	$32	$2,173	$0	$0	$13,625	$2,050

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	$25	$0	$0	$0	$0	$(12)	$0	$(13)	$0	$0

Totals	$18,936	$0	$(7,500)	$9	$32	$2,161	$0	$(13)	$13,625	$2,050

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$863	Other Valuation Techniques(2)	—	—
	5,218	Reference Instrument	Option Adjusted Spread	500.644 bps
Common Stocks
Energy	9	Other Valuation Techniques(2)	—	—
Health Care	4,301	Third Party Vendor	Broker Quote	$1.600
Warrants
Information Technology	1,820	Other Valuation Techniques(2)	—	—
Preferred Securities
Industrials	1,414	Other Valuation Techniques(2)	—	—

Total	$13,625

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.9%
Avolon Holdings Ltd.
4.165% (LIBOR03M + 2.000%) due 01/15/2025 ~	$3,184	$3,198
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(h)	6,809	6,828
Dell, Inc.
4.250% (LIBOR03M + 2.000%) due 09/07/2023 ~	2,382	2,390
Delta Air Lines, Inc.
4.286% (LIBOR03M + 1.900%) due 09/30/2019 ~(h)	7,399	7,402
Las Vegas Sands LLC
3.992% (LIBOR03M + 1.750%) due 03/27/2025 ~	16,556	16,562
Marriott Ownership Resorts, Inc.
4.492% (LIBOR03M + 2.250%) due 08/29/2025 ~	800	808
WR Grace & Co.
4.136% (LIBOR03M + 1.750%) due 04/03/2025 ~	300	302
Wyndham Hotels & Resorts, Inc.
3.992% (LIBOR03M + 1.750%) due 05/30/2025 ~	1,000	1,004

Total Loan Participations and Assignments (Cost $38,387)		38,494

CORPORATE BONDS & NOTES 89.0%

BANKING & FINANCE 47.1%
ABN AMRO Bank NV
2.450% due 06/04/2020	1,800	1,779
2.973% (US0003M + 0.640%) due 01/18/2019 ~	2,100	2,104
AerCap Ireland Capital DAC
4.625% due 10/30/2020	6,259	6,381
Aflac, Inc.
2.400% due 03/16/2020	310	307
AGFC Capital Trust
4.089% (US0003M + 1.750%) due 01/15/2067 ~	3,080	1,602
Air Lease Corp.
2.750% due 01/15/2023	300	285
3.000% due 09/15/2023	3,300	3,136
3.250% due 03/01/2025	2,343	2,192
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2028	300	288
American Financial Group, Inc.
3.500% due 08/15/2026	2,200	2,051
American Homes 4 Rent LP
4.250% due 02/15/2028	1,600	1,533
American International Group, Inc.
3.375% due 08/15/2020	11	11
5.750% due 04/01/2048 •	300	292
American Tower Corp.
2.250% due 01/15/2022	600	573
2.800% due 06/01/2020	3,900	3,865
3.300% due 02/15/2021	400	398
3.450% due 09/15/2021	557	555
5.050% due 09/01/2020	5,247	5,413
5.900% due 11/01/2021	812	864
Assurant, Inc.
3.624% (US0003M + 1.250%) due 03/26/2021 ~	1,900	1,904
Aviation Capital Group LLC
2.875% due 01/20/2022	2,300	2,229
7.125% due 10/15/2020	14,600	15,583
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	1,200	1,163
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027	1,700	1,602

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Santander S.A.
4.379% due 04/12/2028	$400	$379
Bank of America Corp.
3.307% (US0003M + 0.960%) due 07/23/2024 ~	6,200	6,233
3.875% due 08/01/2025	6,000	5,967
5.875% due 03/15/2028 •(f)	21,585	21,423
6.875% due 11/15/2018	800	804
7.625% due 06/01/2019	4,665	4,810
Barclays Bank PLC
7.625% due 11/21/2022 (g)	3,600	3,909
Barclays PLC
3.200% due 08/10/2021	2,800	2,751
3.650% due 03/16/2025	1,800	1,693
3.695% (US0003M + 1.380%) due 05/16/2024 ~	14,000	13,937
4.836% due 05/09/2028	200	188
BBVA Bancomer S.A.
5.125% due 01/18/2033 •(g)	7,800	7,127
BGC Partners, Inc.
5.125% due 05/27/2021	1,000	1,026
5.375% due 07/24/2023	6,000	6,005
BNP Paribas S.A.
7.000% due 08/16/2028 •(f)(g)	400	404
7.375% due 08/19/2025 •(f)(g)	500	526
BOC Aviation Ltd.
3.399% (US0003M + 1.050%) due 05/02/2021 ~	2,100	2,116
Boston Properties LP
2.750% due 10/01/2026	7	6
BPCE S.A.
4.500% due 03/15/2025	5,700	5,580
Cantor Fitzgerald LP
6.500% due 06/17/2022	1,700	1,802
7.875% due 10/15/2019	13,200	13,711
Caterpillar Financial Services Corp.
2.824% (US0003M + 0.510%) due 05/15/2023 ~	2,600	2,604
CBL & Associates LP
5.950% due 12/15/2026	900	749
Charles Schwab Corp.
5.000% due 12/01/2027 •(f)	700	677
China Merchants Finance Co. Ltd.
3.500% due 08/03/2020	300	297
Citigroup, Inc.
3.121% (US0003M + 0.790%) due 01/10/2020 ~	13,400	13,496
3.200% due 10/21/2026	5,000	4,672
3.292% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,070
3.400% due 05/01/2026	875	832
3.520% due 10/27/2028 •	226	213
3.539% (US0003M + 1.190%) due 08/02/2021 ~	19,500	19,886
4.075% due 04/23/2029 •	4,900	4,812
CME Group, Inc.
3.000% due 03/15/2025	2,795	2,695
5.300% due 09/15/2043	500	576
CNH Industrial Capital LLC
4.375% due 11/06/2020	7,225	7,336
4.875% due 04/01/2021	6,500	6,678
Cooperatieve Rabobank UA
4.750% due 01/15/2020	2,969	3,026
Country Garden Holdings Co. Ltd.
7.500% due 03/09/2020	5,300	5,406
Credit Suisse AG
3.625% due 09/09/2024	6,800	6,705
6.500% due 08/08/2023 (g)	4,700	5,029
Credit Suisse Group AG
2.997% due 12/14/2023 •	1,300	1,241
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,700	6,649
3.750% due 03/26/2025	10,200	9,848
3.800% due 06/09/2023	4,800	4,749

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Crown Castle International Corp.
3.400% due 02/15/2021	$1,695	$1,692
4.450% due 02/15/2026	1,400	1,409
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(f)	3,500	3,574
Deutsche Bank AG
2.700% due 07/13/2020	7,400	7,252
3.150% due 01/22/2021	7,900	7,723
3.307% (US0003M + 0.970%) due 07/13/2020 ~	8,700	8,669
4.250% due 10/14/2021	13,500	13,447
Digital Realty Trust LP
3.400% due 10/01/2020	500	501
3.700% due 08/15/2027	2,700	2,568
Discover Financial Services
4.100% due 02/09/2027	1,500	1,435
Doctors Co.
6.500% due 10/15/2023	675	723
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	578	587
EPR Properties
4.500% due 04/01/2025	3,500	3,464
4.500% due 06/01/2027	1,178	1,127
5.250% due 07/15/2023	2,100	2,157
ERP Operating LP
4.500% due 07/01/2044	300	302
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,484
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	2,200	2,178
Federal Realty Investment Trust
3.250% due 07/15/2027	3,300	3,096
First American Financial Corp.
4.300% due 02/01/2023	2,975	2,950
Ford Motor Credit Co. LLC
2.343% due 11/02/2020	1,643	1,598
2.425% due 06/12/2020	8,398	8,225
2.459% due 03/27/2020	3,080	3,030
2.551% due 10/05/2018	3,478	3,478
2.597% due 11/04/2019	2,700	2,679
2.681% due 01/09/2020	5,290	5,236
2.943% due 01/08/2019	3,900	3,904
3.147% (US0003M + 0.810%) due 04/05/2021 ~	4,800	4,772
3.157% due 08/04/2020	1,900	1,882
3.164% (US0003M + 0.830%) due 03/12/2019 ~	3,000	3,003
5.875% due 08/02/2021	200	209
8.125% due 01/15/2020	2,572	2,718
General Motors Financial Co., Inc.
2.350% due 10/04/2019	3,946	3,921
3.200% due 07/13/2020	5,100	5,087
3.889% (US0003M + 1.550%) due 01/14/2022 ~	13,000	13,261
4.250% due 05/15/2023	10	10
Global Bank Corp.
4.500% due 10/20/2021	500	497
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	2,650	2,587
2.908% due 06/05/2023 •	3,700	3,582
3.366% (US0003M + 1.050%) due 06/05/2023 ~	11,200	11,340
3.691% due 06/05/2028 •	600	571
3.750% due 02/25/2026	4,600	4,475
4.017% due 10/31/2038 •	1,600	1,484
4.081% (US0003M + 1.770%) due 02/25/2021 ~	4,600	4,749
4.223% due 05/01/2029 •	10,100	9,967
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	449	432
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023	1,900	1,919
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020	1,400	1,376
2.400% due 06/15/2020	504	494

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	71

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Healthcare Realty Trust, Inc.
3.875% due 05/01/2025		$600	$583
Host Hotels & Resorts LP
3.875% due 04/01/2024		1,006	983
4.000% due 06/15/2025		1,133	1,100
HSBC Bank PLC
4.125% due 08/12/2020		6,900	7,009
HSBC Capital Funding LP
10.176% due 06/30/2030 •(f)		4,850	7,181
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~		3,600	3,608
3.714% (US0003M + 1.380%) due 09/12/2026 ~		800	801
4.300% due 03/08/2026		600	598
6.250% due 03/23/2023 •(f)(g)		4,900	4,888
6.500% due 03/23/2028 •(f)(g)		1,000	966
Hudson Pacific Properties LP
3.950% due 11/01/2027		2,000	1,864
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		1,300	1,330
ICICI Bank Ltd.
3.500% due 03/18/2020		6,000	5,960
4.800% due 05/22/2019		3,800	3,836
5.750% due 11/16/2020		1,800	1,860
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027		2,800	2,631
ING Groep NV
3.398% (US0003M + 1.000%) due 10/02/2023 ~(a)		2,600	2,601
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		8,500	8,708
International Lease Finance Corp.
6.250% due 05/15/2019		6,300	6,424
8.250% due 12/15/2020		2,500	2,733
8.625% due 01/15/2022		8,800	10,007
Intesa Sanpaolo SpA
5.017% due 06/26/2024		2,200	1,987
6.500% due 02/24/2021		11,629	12,043
JPMorgan Chase & Co.
2.877% (US0003M + 0.550%) due 03/09/2021 ~		8,900	8,927
3.237% (US0003M + 0.890%) due 07/23/2024 ~		6,390	6,416
3.797% due 07/23/2024 •		5,150	5,149
3.900% due 07/15/2025		5	5
4.005% due 04/23/2029 •		10,900	10,722
5.809% (US0003M + 3.470%) due 10/30/2018 ~(f)		3,300	3,318
8.750% due 09/01/2030		75	101
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		400	399
Kilroy Realty LP
3.450% due 12/15/2024		3,000	2,872
4.375% due 10/01/2025		3,800	3,794
Legg Mason, Inc.
5.625% due 01/15/2044		1,000	1,014
Lehman Brothers Holdings, Inc.
7.875% due 05/08/2049 ^(c)	GBP	16,500	893
Lincoln National Corp.
4.000% due 09/01/2023		$100	101
Lloyds Bank PLC
2.400% due 03/17/2020		8,900	8,785
2.700% due 08/17/2020		500	495
5.800% due 01/13/2020		10,600	10,932
7.500% due 04/02/2032 Ø		2,400	1,859
Lloyds Banking Group PLC
4.450% due 05/08/2025		14,700	14,733
Macquarie Group Ltd.
3.189% due 11/28/2023 •		7,500	7,215
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		800	807
MetLife, Inc.
6.400% due 12/15/2066		30	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Metropolitan Life Global Funding
1.950% due 12/03/2018	$4,850	$4,845
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,471
4.200% due 06/15/2028	3,500	3,483
Mitsubishi UFJ Financial Group, Inc.
2.985% (US0003M + 0.650%) due 07/26/2021 ~	6,200	6,229
3.394% (US0003M + 1.060%) due 09/13/2021 ~	7,700	7,826
4.201% (US0003M + 1.880%) due 03/01/2021 ~	400	413
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019	4,700	4,676
Mizuho Bank Ltd.
2.400% due 03/26/2020	7,800	7,703
2.450% due 04/16/2019	1,300	1,298
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	5,000	4,879
Morgan Stanley
2.750% due 05/19/2022	5	5
2.891% (US0003M + 0.550%) due 02/10/2021 ~	1,800	1,806
3.737% due 04/24/2024 •	20,500	20,376
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	4,400	4,181
MUFG Bank Ltd.
2.350% due 09/08/2019	16,108	16,017
Nationwide Building Society
4.302% due 03/08/2029 •	5,900	5,653
4.363% due 08/01/2024 •	5,600	5,575
Navient Corp.
5.500% due 01/15/2019	700	704
Nissan Motor Acceptance Corp.
2.854% (US0003M + 0.520%) due 03/15/2021 ~	4,500	4,510
Nordea Bank AB
2.500% due 09/17/2020	300	295
4.875% due 01/27/2020	900	920
NTT Finance Corp.
1.900% due 07/21/2021	7,500	7,195
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	6,100	6,055
5.250% due 01/15/2026	900	912
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	2,000	2,039
Oversea-Chinese Banking Corp. Ltd.
2.762% (US0003M + 0.450%) due 05/17/2021 ~	7,000	7,032
Pacific Life Insurance Co.
9.250% due 06/15/2039	900	1,385
Physicians Realty LP
4.300% due 03/15/2027	1,975	1,905
Regency Centers LP
3.600% due 02/01/2027	200	190
4.125% due 03/15/2028	100	98
4.400% due 02/01/2047	200	190
Reliance Standard Life Global Funding
2.500% due 04/24/2019	9,000	8,985
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027	300	282
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	2,300	2,237
3.923% (US0003M + 1.550%) due 06/25/2024 ~	6,000	6,042
4.892% due 05/18/2029 •	3,000	2,985
5.076% due 01/27/2030 •	10,400	10,436
Santander Holdings USA, Inc.
3.700% due 03/28/2022	11,920	11,762
4.400% due 07/13/2027	3,000	2,872
4.500% due 07/17/2025	500	494
Santander UK Group Holdings PLC
2.875% due 08/05/2021	6,080	5,924

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander UK PLC
2.125% due 11/03/2020	$7,600	$7,396
3.400% due 06/01/2021	3,400	3,388
5.000% due 11/07/2023	800	808
SBA Tower Trust
2.877% due 07/10/2046	1,200	1,182
3.168% due 04/09/2047	100	99
Siam Commercial Bank PCL
3.500% due 04/07/2019	1,000	1,001
SL Green Realty Corp.
4.500% due 12/01/2022	7,200	7,285
SMBC Aviation Capital Finance DAC
4.125% due 07/15/2023	4,200	4,209
State Bank of India
3.622% due 04/17/2019	6,300	6,306
State Grid Overseas Investment Ltd.
3.750% due 05/02/2023	2,800	2,798
State Street Corp.
5.625% due 12/15/2023 •(f)	4,500	4,528
STORE Capital Corp.
4.500% due 03/15/2028	2,700	2,638
Sumitomo Mitsui Financial Group, Inc.
4.007% (US0003M + 1.680%) due 03/09/2021 ~	2,400	2,471
Sumitomo Mitsui Trust Bank Ltd.
2.833% (US0003M + 0.510%) due 03/06/2019 ~	400	401
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054	2,800	2,789
Temasek Financial Ltd.
2.375% due 01/23/2023	5,000	4,800
UBS AG
2.350% due 03/26/2020	3,350	3,310
2.801% (US0003M + 0.480%) due 12/01/2020 ~	400	401
2.907% due 06/08/2020 •	7,500	7,535
7.625% due 08/17/2022 (g)	5,125	5,722
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	18,200	17,469
3.264% (US0003M + 0.950%) due 08/15/2023 ~	8,400	8,438
4.125% due 09/24/2025	700	696
UniCredit SpA
3.750% due 04/12/2022	5,000	4,784
USB Capital
3.500% due 10/29/2018 •(f)	14,250	12,754
Ventas Realty LP
3.250% due 08/15/2022	500	491
VEREIT Operating Partnership LP
3.000% due 02/06/2019	2,400	2,400
3.950% due 08/15/2027	400	377
4.875% due 06/01/2026	900	909
Vonovia Finance BV
5.000% due 10/02/2023	4,655	4,744
Wachovia Capital Trust
5.570% due 10/29/2018 •(f)	10,010	9,927
Washington Prime Group LP
5.950% due 08/15/2024	2,700	2,554
WEA Finance LLC
3.250% due 10/05/2020	11,700	11,666
3.750% due 09/17/2024	3,400	3,350
Wells Fargo & Co.
3.550% due 09/29/2025	92	90
Wells Fargo Bank N.A.
3.550% due 08/14/2023	6,900	6,870
6.600% due 01/15/2038	720	902
Welltower, Inc.
4.250% due 04/15/2028	1,400	1,389
Weyerhaeuser Co.
7.375% due 10/01/2019	7,834	8,163
XLIT Ltd.
4.450% due 03/31/2025	1,100	1,091

		977,863

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 34.8%
AbbVie, Inc.
2.900% due 11/06/2022	$3,853	$3,746
3.200% due 11/06/2022	1,577	1,551
Activision Blizzard, Inc.
2.300% due 09/15/2021	1,000	971
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/2027	1,100	1,001
Allergan, Inc.
2.800% due 03/15/2023	1,000	954
Altria Group, Inc.
4.750% due 05/05/2021	2,536	2,625
Amgen, Inc.
4.100% due 06/15/2021	1,614	1,643
4.663% due 06/15/2051	400	395
Andeavor Logistics LP
5.250% due 01/15/2025	800	820
5.500% due 10/15/2019	1,775	1,811
AP Moller - Maersk A/S
3.750% due 09/22/2024	2,400	2,317
Applied Materials, Inc.
3.300% due 04/01/2027	700	674
Aptiv PLC
4.250% due 01/15/2026	700	696
Arrow Electronics, Inc.
3.250% due 09/08/2024	6,100	5,775
4.500% due 03/01/2023	9,970	10,093
Autodesk, Inc.
3.600% due 12/15/2022	1,000	989
Bacardi Ltd.
4.450% due 05/15/2025	6,500	6,487
4.500% due 01/15/2021	1,100	1,117
5.150% due 05/15/2038	5,600	5,462
Baidu, Inc.
3.875% due 09/29/2023	5,100	5,057
BAT Capital Corp.
2.764% due 08/15/2022	5,955	5,743
2.909% due 08/14/2020 •	11,000	11,042
BAT International Finance PLC
2.750% due 06/15/2020	1,145	1,134
Bayer U.S. Finance LLC
4.250% due 12/15/2025	4,200	4,172
BMW U.S. Capital LLC
3.100% due 04/12/2021	1,800	1,789
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	100	96
Boston Scientific Corp.
6.000% due 01/15/2020	4,003	4,144
Braskem Finance Ltd.
6.450% due 02/03/2024	400	428
Braskem Netherlands Finance BV
4.500% due 01/10/2028	1,400	1,334
BRF S.A.
4.750% due 05/22/2024	700	641
British Airways Pass-Through Trust
3.800% due 03/20/2033	1,900	1,902
4.125% due 03/20/2033	2,600	2,574
Broadcom Corp.
3.000% due 01/15/2022	5,000	4,874
3.500% due 01/15/2028	2,700	2,457
3.875% due 01/15/2027	7,500	7,086
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020	7,000	7,507
Campbell Soup Co.
2.500% due 08/02/2022	5,300	5,032
2.834% (US0003M + 0.500%) due 03/16/2020 ~	4,500	4,496
3.300% due 03/15/2021	8,784	8,705
3.950% due 03/15/2025	6,203	6,004
4.250% due 04/15/2021	1,384	1,407
Canadian Pacific Railway Co.
4.500% due 01/15/2022	1,334	1,375

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CBS Corp.
3.375% due 02/15/2028	$900	$826
Celanese U.S. Holdings LLC
4.625% due 11/15/2022	3,000	3,059
Celgene Corp.
2.250% due 08/15/2021	5,200	5,029
2.875% due 02/19/2021	2,645	2,616
CenterPoint Energy Resources Corp.
4.000% due 04/01/2028	3,400	3,355
CH Robinson Worldwide, Inc.
4.200% due 04/15/2028	2,000	1,977
Charter Communications Operating LLC
4.464% due 07/23/2022	10,000	10,174
4.908% due 07/23/2025	7,400	7,521
5.375% due 05/01/2047	800	765
Chevron Phillips Chemical Co. LLC
3.300% due 05/01/2023	1,100	1,086
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	500	500
Cigna Corp.
3.250% due 04/15/2025	200	190
Cimarex Energy Co.
4.375% due 06/01/2024	1,914	1,932
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	2,140	2,609
Comcast Corp.
3.150% due 02/15/2028	4,000	3,711
Concho Resources, Inc.
3.750% due 10/01/2027	1,400	1,338
Constellation Brands, Inc.
2.250% due 11/06/2020	6,455	6,310
2.650% due 11/07/2022	2,345	2,243
4.250% due 05/01/2023	4	4
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	302	305
4.750% due 07/12/2022	5,338	5,440
7.250% due 05/10/2021	548	570
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	4,800	4,861
CRH America Finance, Inc.
3.950% due 04/04/2028	8,000	7,762
Crown Castle Towers LLC
3.222% due 05/15/2042	2,485	2,433
3.720% due 07/15/2043	500	501
4.241% due 07/15/2048	900	911
CVS Health Corp.
2.750% due 12/01/2022	5,100	4,922
3.500% due 07/20/2022	2,624	2,606
4.300% due 03/25/2028	4,400	4,365
CVS Pass-Through Trust
7.507% due 01/10/2032	1,713	1,996
D.R. Horton, Inc.
2.550% due 12/01/2020	2,927	2,868
4.375% due 09/15/2022	1,200	1,217
Daimler Finance North America LLC
2.000% due 07/06/2021	2,800	2,689
2.200% due 10/30/2021	1,850	1,773
2.250% due 03/02/2020	2,150	2,121
2.450% due 05/18/2020	200	197
3.350% due 05/04/2021	8,265	8,234
Dell International LLC
3.480% due 06/01/2019	9,410	9,435
4.420% due 06/15/2021	28,962	29,409
Deutsche Telekom International Finance BV
1.950% due 09/19/2021	2,200	2,104
2.225% due 01/17/2020	7,675	7,585
Discovery Communications LLC
2.750% due 11/15/2019	2,200	2,187
3.048% (US0003M + 0.710%) due 09/20/2019 ~	500	502
DP World Crescent Ltd.
4.848% due 09/26/2028	7,500	7,446
eBay, Inc.
2.600% due 07/15/2022	1,129	1,091
2.875% due 08/01/2021	900	887

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EMD Finance LLC
2.400% due 03/19/2020	$500	$493
Enbridge, Inc.
3.034% (US0003M + 0.700%) due 06/15/2020 ~	1,000	1,004
Energy Transfer Partners LP
5.750% due 09/01/2020	300	310
6.050% due 06/01/2041	2,134	2,237
6.125% due 12/15/2045	200	214
6.625% due 10/15/2036	3,170	3,543
9.000% due 04/15/2019	2,075	2,140
Enterprise Products Operating LLC
2.550% due 10/15/2019	5,619	5,598
3.350% due 03/15/2023	1,115	1,103
3.900% due 02/15/2024	714	721
EQT Midstream Partners LP
4.000% due 08/01/2024	2,400	2,293
4.750% due 07/15/2023	2,900	2,943
ERAC USA Finance LLC
2.600% due 12/01/2021	1,700	1,643
Express Scripts Holding Co.
2.600% due 11/30/2020	1,250	1,231
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	565	546
5.000% due 10/15/2025	1,307	1,378
Flex Ltd.
4.625% due 02/15/2020	2,246	2,276
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021	2,556	2,666
GATX Corp.
4.750% due 06/15/2022	2,526	2,606
General Electric Co.
5.000% due 01/21/2021 •(f)	2,400	2,343
General Mills, Inc.
3.346% (US0003M + 1.010%) due 10/17/2023 ~	5,000	5,041
General Motors Co.
3.143% (US0003M + 0.800%) due 08/07/2020 ~	4,900	4,918
4.875% due 10/02/2023	14	14
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	1,000	940
GLP Capital LP
5.750% due 06/01/2028	1,200	1,241
HCA, Inc.
5.875% due 03/15/2022	7,400	7,863
Heathrow Funding Ltd.
4.875% due 07/15/2023	2,505	2,602
Hess Corp.
7.875% due 10/01/2029	2,000	2,421
Hyatt Hotels Corp.
5.375% due 08/15/2021	600	626
Imperial Brands Finance PLC
2.950% due 07/21/2020	6,176	6,118
3.500% due 02/11/2023	1,300	1,275
3.750% due 07/21/2022	2,000	1,992
International Flavors & Fragrances, Inc.
3.400% due 09/25/2020	4,700	4,707
4.450% due 09/26/2028	2,100	2,122
Japan Tobacco, Inc.
2.000% due 04/13/2021	6,313	6,095
Kerr-McGee Corp.
7.875% due 09/15/2031	438	546
Kinder Morgan, Inc.
3.050% due 12/01/2019	700	699
6.500% due 09/15/2020	400	423
8.050% due 10/15/2030	7,700	9,428
KLA-Tencor Corp.
4.125% due 11/01/2021	1,500	1,524
Komatsu Finance America, Inc.
2.118% due 09/11/2020	8,225	8,045
2.437% due 09/11/2022	2,600	2,490

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	73

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kraft Heinz Foods Co.
2.761% (US0003M + 0.420%) due 08/09/2019 ~	$2,500	$2,504
2.911% (US0003M + 0.570%) due 02/10/2021 ~	700	701
3.500% due 07/15/2022	1,345	1,336
3.950% due 07/15/2025	4	4
4.625% due 01/30/2029	8,000	7,998
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	342	331
Marriott International, Inc.
2.300% due 01/15/2022	800	768
Masco Corp.
5.950% due 03/15/2022	786	840
7.125% due 03/15/2020	129	136
McCormick & Co., Inc.
3.900% due 07/15/2021	1,200	1,210
Medtronic Global Holdings S.C.A.
3.350% due 04/01/2027	400	391
Medtronic, Inc.
3.500% due 03/15/2025	2,200	2,184
Microchip Technology, Inc.
3.922% due 06/01/2021	600	597
Mitsubishi Corp.
2.625% due 07/14/2022	3,900	3,774
Molson Coors Brewing Co.
2.100% due 07/15/2021	4,290	4,128
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	1,593	1,523
Mondelez International, Inc.
3.625% due 05/07/2023	13,120	13,067
Mylan, Inc.
4.550% due 04/15/2028	4,500	4,381
NetApp, Inc.
3.250% due 12/15/2022	6,500	6,334
3.375% due 06/15/2021	750	748
Newcrest Finance Pty. Ltd.
4.450% due 11/15/2021	700	710
Northern Natural Gas Co.
4.100% due 09/15/2042	580	536
Northwest Pipeline LLC
4.000% due 04/01/2027	4,800	4,652
Novolipetsk Steel Via Steel Funding DAC
4.500% due 06/15/2023	900	880
NXP BV
3.875% due 09/01/2022	5,300	5,260
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/29/2018 (e)(f)	408	7
ONEOK Partners LP
5.000% due 09/15/2023	2,300	2,399
Owens Corning
4.200% due 12/15/2022	2,050	2,056
4.200% due 12/01/2024	1,800	1,785
Pacific National Finance Pty Ltd.
6.000% due 04/07/2023	1,576	1,665
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	6,000	5,971
3.950% due 03/10/2025	4,550	4,463
4.875% due 07/11/2022	1,800	1,857
Philip Morris International, Inc.
2.500% due 11/02/2022	7,917	7,610
Phillips 66
3.900% due 03/15/2028	900	889
Phosagro OAO Via Phosagro Bond Funding DAC
3.949% due 04/24/2023	1,500	1,417
Pioneer Natural Resources Co.
3.950% due 07/15/2022	1,200	1,211
QVC, Inc.
5.125% due 07/02/2022	2,383	2,416
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019	900	930
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	13,163	12,641

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RELX Capital, Inc.
3.500% due 03/16/2023	$100	$99
Republic Services, Inc.
5.000% due 03/01/2020	128	131
Reynolds American, Inc.
6.875% due 05/01/2020	8,846	9,328
Roche Holdings, Inc.
2.375% due 01/28/2027	2,600	2,362
Rockwell Collins, Inc.
2.800% due 03/15/2022	7,404	7,210
Ryder System, Inc.
2.500% due 05/11/2020	2,100	2,076
2.650% due 03/02/2020	1,675	1,661
3.450% due 11/15/2021	3,000	2,989
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,900	1,977
5.625% due 04/15/2023	4,025	4,282
5.625% due 03/01/2025	400	427
5.750% due 05/15/2024	4,170	4,480
5.875% due 06/30/2026	1,200	1,297
6.250% due 03/15/2022	3,300	3,549
salesforce.com, Inc.
3.700% due 04/11/2028	3,000	2,976
Sands China Ltd.
4.600% due 08/08/2023	8,800	8,820
Severstal OAO Via Steel Capital S.A.
5.900% due 10/17/2022	600	616
SK Telecom Co. Ltd.
3.750% due 04/16/2023	700	694
Southern Co.
2.350% due 07/01/2021	6,913	6,707
2.750% due 06/15/2020	3,365	3,334
Southwestern Energy Co.
4.100% due 03/15/2022	650	651
Spirit AeroSystems, Inc.
4.600% due 06/15/2028	3,200	3,180
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	8,925	8,914
4.738% due 09/20/2029	2,400	2,405
Standard Industries, Inc.
4.750% due 01/15/2028	900	835
Starbucks Corp.
2.700% due 06/15/2022	3,000	2,924
Symantec Corp.
5.000% due 04/15/2025	400	397
Syngenta Finance NV
3.698% due 04/24/2020	13,000	12,990
3.933% due 04/23/2021	4,800	4,789
5.182% due 04/24/2028	1,800	1,724
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	50	51
Tencent Holdings Ltd.
3.595% due 01/19/2028	3,900	3,694
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	7,075	6,857
Time Warner Cable LLC
4.000% due 09/01/2021	5,328	5,363
5.000% due 02/01/2020	4,985	5,085
6.550% due 05/01/2037	1,900	2,064
8.250% due 04/01/2019	1,500	1,539
Toll Brothers Finance Corp.
4.350% due 02/15/2028	100	92
4.875% due 03/15/2027	100	96
Tyson Foods, Inc.
2.762% (US0003M + 0.450%) due 08/21/2020 ~	1,500	1,501
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,417	1,570
United Airlines Pass-Through Trust
2.875% due 04/07/2030	876	818
United Technologies Corp.
3.350% due 08/16/2021	2,000	1,999
3.650% due 08/16/2023	1,900	1,893
Vale Overseas Ltd.
6.250% due 08/10/2026	3,200	3,515

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Valero Energy Partners LP
4.500% due 03/15/2028	$3,100	$3,049
VMware, Inc.
2.300% due 08/21/2020	11,063	10,850
2.950% due 08/21/2022	2,300	2,215
3.900% due 08/21/2027	900	853
Wal-Mart Stores, Inc.
2.350% due 12/15/2022	700	677
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,756
WestRock Co.
4.000% due 03/15/2028	600	591
Woodside Finance Ltd.
4.600% due 05/10/2021	800	813
Wyeth LLC
7.250% due 03/01/2023	8,000	9,216
Yara International ASA
4.750% due 06/01/2028	2,700	2,722
ZF North America Capital, Inc.
4.500% due 04/29/2022	8,488	8,600
Zimmer Biomet Holdings, Inc.
3.089% (US0003M + 0.750%) due 03/19/2021 ~	7,100	7,107
3.150% due 04/01/2022	2,850	2,793
3.375% due 11/30/2021	1,100	1,088
4.250% due 08/15/2035	228	213

		723,020

UTILITIES 7.1%
AEP Texas, Inc.
6.650% due 02/15/2033	300	371
American Electric Power Co., Inc.
2.150% due 11/13/2020	2,625	2,570
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	9,600	9,690
3.289% (US0003M + 0.950%) due 07/15/2021 ~	3,850	3,897
3.600% due 02/17/2023	9	9
4.350% due 06/15/2045	100	86
4.500% due 03/09/2048	1,100	962
4.750% due 05/15/2046	2,200	2,014
5.150% due 02/15/2050	800	759
BellSouth Corp.
4.333% due 04/26/2021	19,600	19,747
BG Energy Capital PLC
4.000% due 10/15/2021	400	406
British Transco International Finance BV
0.000% due 11/04/2021 (e)	1,860	1,662
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	1,500	1,488
CNOOC Finance Ltd.
4.250% due 01/26/2021	2,300	2,330
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~	4,400	4,425
Dominion Energy, Inc.
2.914% (US0003M + 0.600%) due 05/15/2020 ~	3,200	3,201
DTE Energy Co.
2.400% due 12/01/2019	2,300	2,279
Duke Energy Corp.
3.050% due 08/15/2022	1,900	1,863
3.550% due 09/15/2021	1,400	1,404
5.050% due 09/15/2019	950	968
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,261
Electricite de France S.A.
4.600% due 01/27/2020	1,800	1,834
6.500% due 01/26/2019	500	506
Emera U.S. Finance LP
2.150% due 06/15/2019	2,700	2,683

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Enable Midstream Partners LP
3.900% due 05/15/2024	$1,506	$1,460
4.400% due 03/15/2027	1,100	1,057
Enel Finance International NV
2.875% due 05/25/2022	1,000	952
3.625% due 05/25/2027	1,372	1,244
Engie S.A.
2.875% due 10/10/2022	783	759
Entergy Arkansas, Inc.
3.500% due 04/01/2026	6,100	6,014
Exelon Corp.
2.850% due 06/15/2020	2,000	1,983
Exelon Generation Co. LLC
5.200% due 10/01/2019	490	500
FirstEnergy Corp.
2.850% due 07/15/2022	700	677
Fortis, Inc.
3.055% due 10/04/2026	1,400	1,286
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	500	515
9.250% due 04/23/2019	4,000	4,110
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	1,806	1,753
Monongahela Power Co.
3.550% due 05/15/2027	1,525	1,481
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	4,700	4,709
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	773	732
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)	2,672	782
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,419
ONEOK, Inc.
4.550% due 07/15/2028	1,700	1,711
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,332
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	4,300	4,254
Plains All American Pipeline LP
2.850% due 01/31/2023	200	190
3.850% due 10/15/2023	200	197
4.300% due 01/31/2043	3,800	3,236
4.500% due 12/15/2026	4,200	4,201
4.650% due 10/15/2025	2,044	2,068
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,774
Rio Oil Finance Trust
9.250% due 07/06/2024	1,298	1,385
9.750% due 01/06/2027	1,472	1,585
Sempra Energy
2.839% (US0003M + 0.500%) due 01/15/2021 ~	400	400
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019	4,200	4,172
2.500% due 04/28/2020	600	590
Tallgrass Energy Partners LP
4.750% due 10/01/2023	3,000	3,001
Verizon Communications, Inc.
4.329% due 09/21/2028	8,878	8,947
5.012% due 04/15/2049	300	306
5.012% due 08/21/2054	268	270

		148,467

Total Corporate Bonds & Notes (Cost $1,853,757)		1,849,350

MUNICIPAL BONDS & NOTES 1.2%

CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	141

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	$500	$544
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	145
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	600	726
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	399
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	429

		2,384

GEORGIA 0.5%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,684	10,305

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	758
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	675	736
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	201

		1,695

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	333

NEW YORK 0.0%
New York State Urban Development Corp., Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	300	346

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	6,210	9,757

Total Municipal Bonds & Notes (Cost $25,424)		24,820

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
3.500% due 08/01/2047 - 08/01/2048	17,000	16,746
Fannie Mae, TBA
3.000% due 10/01/2048 - 11/01/2048	9,800	9,373
3.500% due 11/01/2048	20,100	19,760
Ginnie Mae
8.500% due 08/15/2030	12	12

Total U.S. Government Agencies (Cost $46,005)		45,891

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds
3.125% due 05/15/2048	42	41

Total U.S. Treasury Obligations (Cost $41)		41

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Structured Asset Mortgage Investments Trust
2.868% due 03/19/2034 •	$717	$710

Total Non-Agency Mortgage-Backed Securities (Cost $677)		710

ASSET-BACKED SECURITIES 0.0%
Eagle Ltd.
2.570% due 12/15/2039	87	87

Total Asset-Backed Securities (Cost $87)		87

SOVEREIGN ISSUES 1.2%
Kuwait International Government Bond
2.750% due 03/20/2022	6,200	6,065
Qatar Government International Bond
3.875% due 04/23/2023	5,900	5,952
Saudi Government International Bond
2.875% due 03/04/2023	7,500	7,254
4.500% due 04/17/2030	6,600	6,642

Total Sovereign Issues (Cost $26,058)		25,913

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.8%

BANKING & FINANCE 0.8%
Wells Fargo & Co.
7.500% (f)	13,190	17,027

Total Convertible Preferred Securities (Cost $10,405)		17,027

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(f)	30,000	3,195

Total Preferred Securities (Cost $3,000)		3,195

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (i) 0.1%
		2,430

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.0%
Harris Corp.
2.786% (US0003M + 0.475%) due 02/27/2019 ~	$700	701

U.S. TREASURY BILLS 0.3%
2.167% due 10/18/2018 - 12/27/2018 (d)(e)(k)(m)	5,375	5,352

Total Short-Term Instruments (Cost $8,482)		8,483

Total Investments in Securities (Cost $2,012,323)		2,014,011

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	75

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.3%

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	6,844,599	$67,673

Total Short-Term Instruments (Cost $67,652)		67,673

Total Investments in Affiliates (Cost $67,652)		67,673

Total Investments 100.2% (Cost $2,079,975)		$2,081,684

Financial Derivative Instruments (j)(l) (0.1)% (Cost or Premiums, net $9,812)		(1,531)

Other Assets and Liabilities, net (0.1)%		(2,807)

Net Assets 100.0%		$2,077,346

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$6,809	$6,828	0.33%
Delta Air Lines, Inc.	4.286	09/30/2019	09/29/2014	7,399	7,402	0.36

				$14,208	$14,230	0.69%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$2,430	U.S. Treasury Notes 2.750% due 07/31/2023	$(2,483)	$2,430	$2,430

Total Repurchase Agreements						$(2,483)	$2,430	$2,430

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$2,430	$0	$0	$2,430	$(2,483)	$(53)

Total Borrowings and Other Financing Transactions	$2,430	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	$118.500	10/26/2018	42	$42	$(9)	$(12)
Call - CBOT U.S. Treasury 10-Year Note November 2018 Futures	120.500	10/26/2018	42	42	(7)	(1)

Total Written Options					$(16)	$(13)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2018	756	$	(159,315)	$377	$0	$(35)
U.S. Treasury 10-Year Note December Futures	12/2018	184		(21,856)	220	0	(6)
U.S. Treasury 10-Year Ultra December Futures	12/2018	311		(39,186)	721	0	0
U.S. Treasury 30-Year Bond December Futures	12/2018	235		(33,018)	882	37	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	148		(22,834)	654	51	0

Total Futures Contracts					$2,854	$88	$(41)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Darden Restaurants, Inc.	(1.000)%	Quarterly	06/20/2020	0.117%	$7,000	$(62)	$8	$(54)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.464%	$ 9,800	$194	$18	$212	$1	$0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.562	5,700	17	84	101	1	0
General Electric Co.	1.000	Quarterly	06/20/2023	0.704	6,600	40	47	87	0	(5)
International Lease Finance Corp.	5.000	Quarterly	06/20/2021	0.442	3,500	523	(98)	425	0	(2)
Sherwin-Williams Co.	1.000	Quarterly	06/20/2022	0.484	1,100	14	6	20	0	(1)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.569	1,600	27	1	28	0	0

						$815	$58	$873	$2	$(8)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	77

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$343,400	$6,291	$405	$6,696	$0	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$83,500	$1,244	$435	$1,679	$0	$(5)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	3.000%	Semi-Annual	09/19/2023	$	154,250	$(3,281)	$2,792	$(489)	$97	$0
Pay(6)	3-Month USD-LIBOR	3.000	Semi-Annual	10/02/2023		9,300	(9)	(25)	(34)	0	(33)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		88,200	6,414	(512)	5,902	0	(47)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	08/15/2048		5,400	105	147	252	5	0

							$3,229	$2,402	$5,631	$102	$(80)

Total Swap Agreements							$11,517	$3,308	$14,825	$104	$(110)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$88	$132	$220	$ (13)	$ (41)	$ (116)	$ (170)

(k)

Securities with an aggregate market value of $3,681 and cash of $18,623 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $28 and liability of $(6) for closed swap agreements is outstanding at period end.

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.107%	09/12/2019	$	93,700	$441	$352
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018		75,300	185	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018		21,400	45	0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		13,400	634	298
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019		9,200	260	303
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/10/2019		93,700	432	311
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	09/13/2019		93,700	432	363
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019		3,200	216	120
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		12,400	620	344
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019		6,100	281	486

Total Purchased Options								$3,546	$2,577

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700%	10/17/2018	$123,600	$(166)	$(14)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	10/17/2018	61,300	(58)	(4)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.675	10/17/2018	20,700	(19)	(2)
DUB	Put - OTC CDX.IG-31 5-Year Index	Sell	0.800	12/19/2018	9,500	(9)	(7)
FBF	Put - OTC CDX.IG-31 5-Year Index	Sell	0.800	11/21/2018	10,400	(7)	(4)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700	10/17/2018	17,100	(17)	(2)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	10/17/2018	20,600	(28)	(1)

						$(304)	$(34)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910%	10/12/2018	$	14,400	$(14)	$(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.110	10/12/2018		14,400	(14)	(18)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.010	10/24/2018		9,900	(10)	(10)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.220	10/24/2018		9,900	(10)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	09/12/2019		20,600	(441)	(350)
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	10/18/2018		8,600	(9)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.170	10/18/2018		8,600	(9)	(6)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	10/29/2018		8,800	(8)	(10)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200	10/29/2018		8,800	(8)	(7)
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.875	10/10/2018		8,300	(9)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.085	10/10/2018		8,300	(8)	(12)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	10/22/2018		8,700	(10)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.220	10/22/2018		8,700	(9)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018		5,300	(50)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018		5,300	(67)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018		5,300	(69)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018		4,500	(45)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019		68,600	(702)	(677)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019		38,700	(260)	(562)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.840	10/09/2018		8,200	(9)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	10/09/2018		8,200	(9)	(19)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	10/17/2018		20,700	(21)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/17/2018		20,700	(21)	(21)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980	10/29/2018		8,500	(8)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.170	10/29/2018		8,500	(8)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019		13,900	(216)	(159)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019		62,000	(626)	(576)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019		26,900	(282)	(654)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	79

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.055%	09/10/2019	$	20,600	$(433)	$(316)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	09/13/2019		20,600	(433)	(351)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830	10/04/2018		9,500	(10)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2018		9,500	(11)	(22)

								$(3,839)	$(3,814)

Total Written Options								$(4,143)	$(3,848)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BPS	Mexico Government International Bond	1.000%	Quarterly	12/20/2023	1.128%	$200	$(2)	$1	$0	$(1)
BRC	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.785	2,773	(39)	61	22	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	100	(1)	1	0	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.137	1,000	(54)	6	0	(48)
DBL	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.057	2,000	(100)	98	0	(2)
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.502	600	(54)	45	0	(9)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.137	5,200	(319)	69	0	(250)
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	1,600	(15)	15	0	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.057	100	(5)	5	0	0
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	12/20/2019	0.564	900	(9)	14	5	0
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2020	1.632	2,000	(149)	126	0	(23)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	3,900	(32)	31	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	300	(3)	1	0	(2)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.898	2,300	(189)	191	2	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	200	(2)	1	0	(1)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.057	2,300	(119)	117	0	(2)

Total Swap Agreements							$(1,092)	$782	$29	$(339)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$352	$0	$352	$0	$(384)	$0	$(384)	$(32)	$0	$(32)
BPS	0	0	0	0	0	(27)	(1)	(28)	(28)	0	(28)
BRC	0	0	22	22	0	(30)	(48)	(78)	(56)	266	210
CBK	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
DBL	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
DUB	0	601	0	601	0	(1,246)	(259)	(1,505)	(904)	399	(505)
FBF	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
GLM	0	1,624	0	1,624	0	(2,117)	0	(2,117)	(493)	546	53
GST	0	0	5	5	0	(2)	0	(2)	3	0	3
HUS	0	0	2	2	0	0	(26)	(26)	(24)	0	(24)
JPM	0	0	0	0	0	(23)	(3)	(26)	(26)	0	(26)

Total Over the Counter	$0	$2,577	$29	$2,606	$0	$(3,848)	$(339)	$(4,187)

(m)

Securities with an aggregate market value of $1,671 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$88	$88
Swap Agreements	0	2	0	0	130	132

	$0	$2	$0	$0	$218	$220

Over the counter
Purchased Options	$0	$0	$0	$0	$2,577	$2,577
Swap Agreements	0	29	0	0	0	29

	$0	$29	$0	$0	$2,577	$2,606

	$0	$31	$0	$0	$2,795	$2,826

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$13	$13
Futures	0	0	0	0	41	41
Swap Agreements	0	30	0	0	86	116

	$0	$30	$0	$0	$140	$170

Over the counter
Written Options	$0	$34	$0	$0	$3,814	$3,848
Swap Agreements	0	339	0	0	0	339

	$0	$373	$0	$0	$3,814	$4,187

	$0	$403	$0	$0	$3,954	$4,357

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$208	$208
Futures	0	0	0	0	(1,892)	(1,892)
Swap Agreements	0	2,996	0	0	1,849	4,845

	$0	$2,996	$0	$0	$165	$3,161

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	81

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)

September 30, 2018 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Purchased Options	$0	$0	$0	$0	$(4,956)	$(4,956)
Written Options	0	253	0	0	845	1,098
Swap Agreements	0	321	0	0	0	321

	$0	$574	$0	$0	$(4,111)	$(3,537)

	$0	$3,570	$0	$0	$(3,946)	$(376)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(19)	$(19)
Futures	0	0	0	0	4,465	4,465
Swap Agreements	0	1,213	0	0	2,424	3,637

	$0	$1,213	$0	$0	$6,870	$8,083

Over the counter
Purchased Options	$0	$0	$0	$0	$4,432	$4,432
Written Options	0	265	0	0	(4,641)	(4,376)
Swap Agreements	0	(164)	0	0	0	(164)

	$0	$101	$0	$0	$(209)	$(108)

	$0	$1,314	$0	$0	$6,661	$7,975

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$31,666	$6,828	$38,494
Corporate Bonds & Notes
Banking & Finance	0	977,863	0	977,863
Industrials	0	723,020	0	723,020
Utilities	0	148,467	0	148,467
Municipal Bonds & Notes
California	0	2,384	0	2,384
Georgia	0	10,305	0	10,305
Illinois	0	1,695	0	1,695
Massachusetts	0	333	0	333
New York	0	346	0	346
Ohio	0	9,757	0	9,757
U.S. Government Agencies	0	45,891	0	45,891
U.S. Treasury Obligations	0	41	0	41
Non-Agency Mortgage- Backed Securities	0	710	0	710
Asset-Backed Securities	0	87	0	87
Sovereign Issues	0	25,913	0	25,913
Convertible Preferred Securities
Banking & Finance	17,027	0	0	17,027
Preferred Securities
Banking & Finance	0	3,195	0	3,195
Short-Term Instruments
Repurchase Agreements	0	2,430	0	2,430
Short-Term Notes	0	701	0	701
U.S. Treasury Bills	0	5,352	0	5,352

	$17,027	$1,990,156	$6,828	$2,014,011

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67,673	$0	$0	$67,673

Total Investments	$84,700	$1,990,156	$6,828	$2,081,684

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	88	104	0	192
Over the counter	0	2,606	0	2,606

	$88	$2,710	$0	$2,798

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	(123)	0	(164)
Over the counter	0	(4,187)	0	(4,187)

	$(41)	$(4,310)	$0	$(4,351)

Total Financial Derivative Instruments	$47	$(1,600)	$0	$(1,553)

Totals	$84,747	$1,988,556	$6,828	$2,080,131

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.6%
Aramark Services, Inc.
4.084% (LIBOR03M + 1.750%) due 03/11/2025 ~	$4,477	$4,491
Avolon Holdings Ltd.
4.165% (LIBOR03M + 2.000%) due 01/15/2025 ~	4,179	4,197
AWAS Aviation Capital Ltd.
4.636% (LIBOR03M + 2.250%) due 05/31/2019 «~	17,650	17,653
4.870% due 10/03/2021 «(g)	44,095	44,220
Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042	14,075	13,894
CenturyLink, Inc.
4.992% (LIBOR03M + 2.750%) due 01/31/2025 ~	2,240	2,228
Charter Communications Operating LLC
4.250% (LIBOR03M + 2.000%) due 04/30/2025 ~	58,706	58,856
Crown Americas LLC
4.163% (LIBOR03M + 2.000%) due 04/03/2025 ~	3,890	3,916
Dell, Inc.
4.250% (LIBOR03M + 2.000%) due 09/07/2023 ~	975	978
Delos Finance SARL
4.136% (LIBOR03M + 1.750%) due 10/06/2023 ~	25,302	25,433
Delta Air Lines, Inc.
4.286% (LIBOR03M + 1.900%) due 09/30/2019 ~(g)	49,518	49,539
HCA, Inc.
3.992% (LIBOR03M + 1.750%) due 03/18/2023 ~	3,753	3,786
Hilton Worldwide Finance LLC
3.966% (LIBOR03M + 1.750%) due 10/25/2023 ~	7,025	7,060
Las Vegas Sands LLC
3.992% (LIBOR03M + 1.750%) due 03/27/2025 ~	158,821	158,876
Norwegian Air Shuttle
4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(g)	52,262	49,995
Qatar National Bank SAQ
3.234% due 12/22/2020 «	12,300	12,177
Rise Ltd.
4.750% due 02/15/2039 «~(g)	12,453	12,235
Toyota Motor Credit Corp.
2.966% (LIBOR03M + 0.580%) due 09/28/2020 «~	35,100	34,976
WR Grace & Co.
4.136% (LIBOR03M + 1.750%) due 04/03/2025 ~	3,600	3,619
Zephyrus Capital Aviation Partners
TBD% due 10/15/2038	20,100	19,802

Total Loan Participations and Assignments (Cost $530,044)		527,931

CORPORATE BONDS & NOTES 75.1%

BANKING & FINANCE 25.0%
AerCap Ireland Capital DAC
3.500% due 05/26/2022	350	344
4.500% due 05/15/2021	1,350	1,372
Air Lease Corp.
3.625% due 12/01/2027	2,900	2,672
4.625% due 10/01/2028	1,400	1,382
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	14,743	14,704
Alleghany Corp.
4.900% due 09/15/2044	5,400	5,395

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023		$4,100	$4,055
American Express Co.
4.900% due 03/15/2020 •(e)		17,900	17,922
American Financial Group, Inc.
4.500% due 06/15/2047		36,200	33,843
American International Group, Inc.
3.875% due 01/15/2035		2,000	1,816
3.900% due 04/01/2026		6,900	6,762
4.375% due 01/15/2055		9,800	8,630
4.500% due 07/16/2044		40,700	38,289
4.700% due 07/10/2035		4,550	4,547
4.750% due 04/01/2048		1,100	1,079
4.800% due 07/10/2045		1,200	1,186
5.750% due 04/01/2048 •		3,100	3,019
American Tower Corp.
3.125% due 01/15/2027		8,200	7,470
3.375% due 10/15/2026		4,300	4,009
3.550% due 07/15/2027		8,000	7,485
3.600% due 01/15/2028		2,250	2,105
4.400% due 02/15/2026		3,100	3,107
Arch Capital Finance LLC
5.031% due 12/15/2046		4,100	4,294
AvalonBay Communities, Inc.
4.150% due 07/01/2047		7,200	6,921
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		800	795
4.350% due 04/20/2028		14,907	14,442
5.000% due 04/20/2048		36,100	33,706
Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027		9,200	8,412
4.000% due 02/11/2023		1,900	1,912
Banco do Brasil S.A.
3.875% due 10/10/2022		3,462	3,257
Banco General S.A.
4.125% due 08/07/2027		5,850	5,543
Bank of America Corp.
3.248% due 10/21/2027		200	186
3.419% due 12/20/2028 •		100,451	94,331
3.500% due 04/19/2026		20,000	19,345
3.593% due 07/21/2028 •		16,700	15,930
4.000% due 04/01/2024		3,243	3,274
5.875% due 03/15/2028 •(e)		112,754	111,908
7.750% due 05/14/2038		15,700	21,230
Bank of America N.A.
6.000% due 10/15/2036		9,200	10,941
Bank of New York Mellon Corp.
4.950% due 06/20/2020 •(e)		5,700	5,821
Barclays Bank PLC
7.625% due 11/21/2022 (f)		52,050	56,520
14.000% due 06/15/2019 •(e)	GBP	18,400	25,946
Barclays PLC
4.338% due 05/16/2024 •		$15,000	14,830
4.950% due 01/10/2047		12,250	11,405
4.972% due 05/16/2029 •		32,200	31,835
BBVA Bancomer S.A.
6.500% due 03/10/2021		35,235	36,891
6.750% due 09/30/2022 (h)		12,500	13,428
Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048		15,400	15,309
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		4,045	4,220
BGC Partners, Inc.
5.375% due 12/09/2019		27,800	28,247
5.375% due 07/24/2023		13,600	13,610
Blackstone Holdings Finance Co. LLC
4.000% due 10/02/2047		8,400	7,288
BNP Paribas S.A.
7.195% due 06/25/2037 •(e)(h)		17,300	18,251
7.375% due 08/19/2025 •(e)(f)(h)		16,400	17,260
BPCE S.A.
5.150% due 07/21/2024		2,900	2,952
Brighthouse Financial, Inc.
4.700% due 06/22/2047		20,936	17,362

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brookfield Finance, Inc.
4.700% due 09/20/2047		$30,300	$29,122
Cantor Fitzgerald LP
6.500% due 06/17/2022		25,450	26,974
Carlyle Finance LLC
5.650% due 09/15/2048		5,700	5,721
CBL & Associates LP
5.950% due 12/15/2026		3,900	3,247
CC Holdings GS LLC
3.849% due 04/15/2023		29,710	29,537
Charles Schwab Corp.
5.000% due 12/01/2027 •(e)		9,400	9,094
Citigroup, Inc.
3.200% due 10/21/2026		20,000	18,689
3.400% due 05/01/2026		2,800	2,661
3.668% due 07/24/2028 •		17,500	16,685
3.700% due 01/12/2026		22,377	21,736
4.075% due 04/23/2029 •		19,400	19,051
4.281% due 04/24/2048 •		7,600	7,285
4.650% due 07/23/2048		3,700	3,751
4.750% due 05/18/2046		12,600	12,361
6.625% due 06/15/2032		600	709
8.125% due 07/15/2039		72,588	104,957
CME Group, Inc.
4.150% due 06/15/2048		9,100	9,096
5.300% due 09/15/2043		1,125	1,297
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)	EUR	13,000	15,924
6.625% due 06/29/2021 •(e)(f)		15,400	19,891
6.875% due 03/19/2020 (f)		35,400	45,028
11.000% due 06/30/2019 •(e)		$10,950	11,599
Countrywide Capital
8.050% due 06/15/2027		3,180	3,918
Credit Agricole S.A.
7.500% due 06/23/2026 •(e)(f)	GBP	2,500	3,603
8.375% due 10/13/2019 •(e)		$4,770	4,975
Credit Suisse AG
6.500% due 08/08/2023 (f)		69,377	74,240
Credit Suisse Group AG
3.574% due 01/09/2023		1,250	1,226
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		400	397
3.750% due 03/26/2025		18,150	17,523
3.800% due 09/15/2022		5,125	5,101
3.800% due 06/09/2023		3,500	3,463
4.550% due 04/17/2026		11,600	11,668
4.875% due 05/15/2045		9,775	9,939
Crown Castle International Corp.
4.450% due 02/15/2026		15,750	15,849
4.750% due 05/15/2047		1,600	1,520
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(e)		15,000	15,319
Deutsche Bank AG
4.250% due 10/14/2021		88,485	88,140
Digital Realty Trust LP
3.700% due 08/15/2027		500	476
4.450% due 07/15/2028		18,900	18,910
Doctors Co.
6.500% due 10/15/2023		31,800	34,039
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		16,526	16,791
E*TRADE Financial Corp.
4.500% due 06/20/2028		7,885	7,901
EPR Properties
4.500% due 06/01/2027		2,825	2,703
4.950% due 04/15/2028		6,800	6,691
ERP Operating LP
4.500% due 07/01/2044		14,885	14,962
Essex Portfolio LP
3.625% due 05/01/2027		13,800	13,174
4.500% due 03/15/2048		3,900	3,822
Farmers Insurance Exchange
4.747% due 11/01/2057 •		21,600	19,523
Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,199

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	83

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$29,500	$31,354
First American Financial Corp.
4.300% due 02/01/2023		18,250	18,094
First Union Capital
7.950% due 11/15/2029		1,000	1,252
FMR LLC
4.950% due 02/01/2033		6,200	6,531
5.150% due 02/01/2043		1,550	1,675
6.450% due 11/15/2039		500	619
Ford Holdings LLC
9.300% due 03/01/2030		14,575	17,828
Ford Motor Credit Co. LLC
3.296% (US0003M + 0.930%) due 09/24/2020 ~		13,100	13,119
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		135,089	126,837
Goldman Sachs Group, Inc.
3.695% (US0003M + 1.360%) due 04/23/2021 ~		72,500	74,112
3.750% due 02/25/2026		12,000	11,673
3.814% due 04/23/2029 •		7,700	7,349
3.850% due 07/08/2024		1,400	1,393
4.000% due 03/03/2024		20,800	20,868
4.411% due 04/23/2039 •		10,300	10,004
4.800% due 07/08/2044		20,050	20,530
5.750% due 01/24/2022		15,400	16,389
5.950% due 01/15/2027		112	123
6.250% due 02/01/2041		12,925	15,544
6.750% due 10/01/2037		124,500	149,844
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		21,200	20,376
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		21,450	20,077
Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047		12,500	11,787
Greystar Student Housing Growth & Income OP LP
4.600% due 12/01/2024		2,000	2,138
Hanover Insurance Group, Inc.
4.500% due 04/15/2026		7,800	7,780
Hartford Financial Services Group, Inc.
4.439% due 02/12/2067 •		3,600	3,393
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	10,518
HCP, Inc.
6.750% due 02/01/2041		$3,500	4,331
High Street Funding Trust
4.682% due 02/15/2048		4,200	4,176
Hospitality Properties Trust
4.375% due 02/15/2030		7,700	7,071
HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(e)	GBP	1,000	1,568
5.862% due 04/07/2020 •(e)		2,000	2,724
HSBC Bank USA N.A.
7.000% due 01/15/2039		$11,450	14,718
HSBC Capital Funding LP
10.176% due 06/30/2030 •(e)		4,800	7,107
HSBC Holdings PLC
3.600% due 05/25/2023		6,000	5,943
3.900% due 05/25/2026		4,500	4,366
4.300% due 03/08/2026		21,131	21,047
4.583% due 06/19/2029 •		15,400	15,435
5.250% due 09/16/2022 •(e)(f)	EUR	15,650	19,216
5.875% due 09/28/2026 •(e)(f)	GBP	25,000	32,829
6.000% due 09/29/2023 •(e)(f)	EUR	24,745	31,927
6.100% due 01/14/2042		$10,850	12,978
6.250% due 03/23/2023 •(e)(f)		6,800	6,783
6.500% due 03/23/2028 •(e)(f)		60,900	58,845
6.500% due 09/15/2037		5,715	6,774
6.800% due 06/01/2038		4,300	5,287
7.000% due 04/07/2038	GBP	1,900	3,402
7.625% due 05/17/2032		$11,547	14,565
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,600	5,220

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		$3,000	$3,074
4.250% due 09/21/2048		6,800	6,718
Intercorp Financial Services, Inc.
4.125% due 10/19/2027		8,800	8,067
International Lease Finance Corp.
8.250% due 12/15/2020 (h)		500	547
8.625% due 01/15/2022		800	910
Intesa Sanpaolo SpA
3.875% due 01/12/2028		2,500	2,121
5.017% due 06/26/2024		7,400	6,684
6.500% due 02/24/2021		10,000	10,356
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	448
5.500% due 08/06/2022		6,900	7,007
Jackson National Life Global Funding
3.250% due 01/30/2024		2,155	2,095
JPMorgan Chase & Co.
3.300% due 04/01/2026		10	10
3.897% due 01/23/2049 •		41,400	37,722
3.900% due 07/15/2025		900	900
4.032% due 07/24/2048 •		12,350	11,490
5.000% due 07/01/2019 •(e)		19,175	19,343
5.600% due 07/15/2041		21,340	24,647
5.809% (US0003M + 3.470%) due 10/30/2018 ~(e)		59,692	60,020
6.000% due 08/01/2023 •(e)		8,410	8,757
6.100% due 10/01/2024 •(e)		81,200	84,143
6.125% due 04/30/2024 •(e)		29,650	30,914
6.400% due 05/15/2038		40,278	50,268
6.750% due 02/01/2024 •(e)		26,742	29,216
Kilroy Realty LP
4.250% due 08/15/2029		12,400	12,065
Kimco Realty Corp.
4.450% due 09/01/2047		5,700	5,243
Legg Mason, Inc.
5.625% due 01/15/2044		16,300	16,534
Liberty Mutual Group, Inc.
6.500% due 05/01/2042		5,670	6,868
Lloyds Bank PLC
7.500% due 04/02/2032 Ø		29,200	22,618
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		10,200	9,357
4.344% due 01/09/2048		200	174
4.550% due 08/16/2028		26,900	26,568
7.000% due 06/27/2019 •(e)(f)	GBP	3,600	4,776
Manulife Financial Corp.
5.375% due 03/04/2046		$2,600	2,926
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		9,000	8,510
4.350% due 01/30/2047		6,400	6,131
Massachusetts Mutual Life Insurance Co.
4.900% due 04/01/2077		3,800	3,753
8.875% due 06/01/2039		5,084	7,812
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		11,000	11,096
MetLife Capital Trust
7.875% due 12/15/2067		11,690	14,379
MetLife, Inc.
5.250% due 06/15/2020 •(e)		19,650	19,955
5.875% due 03/15/2028 •(e)		6,800	6,970
9.250% due 04/08/2068		30,766	41,534
10.750% due 08/01/2069		5,132	7,890
Metropolitan Life Global Funding
2.650% due 04/08/2022		1,400	1,363
Mid-America Apartments LP
3.600% due 06/01/2027		300	286
4.300% due 10/15/2023		13,000	13,161
Mitsubishi UFJ Financial Group, Inc.
4.286% due 07/26/2038		7,900	7,854
Morgan Stanley
3.591% due 07/22/2028 •		18,200	17,278
3.875% due 01/27/2026		22,995	22,613
6.375% due 07/24/2042		45,700	57,102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054 •		$28,500	$28,286
Nationwide Building Society
4.000% due 09/14/2026		9,400	8,820
4.302% due 03/08/2029 •		1,000	958
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,300	50,000
Navient Corp.
5.500% due 01/15/2019		2,200	2,214
5.625% due 08/01/2033		11,010	9,276
7.250% due 01/25/2022		23,096	24,453
8.000% due 03/25/2020		20,750	21,985
Neuberger Berman Group LLC
4.500% due 03/15/2027		6,200	6,168
4.875% due 04/15/2045		8,288	7,760
New York Life Global Funding
2.900% due 01/17/2024		913	884
New York Life Insurance Co.
5.875% due 05/15/2033		1,000	1,195
6.750% due 11/15/2039		12,750	16,951
Nippon Life Insurance Co.
5.100% due 10/16/2044 •		24,450	24,878
Northwestern Mutual Life Insurance Co.
3.850% due 09/30/2047		10,340	9,484
6.063% due 03/30/2040		33,429	41,354
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	491
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		5,000	4,909
4.750% due 01/15/2028 (h)		7,900	7,682
5.250% due 01/15/2026		15,000	15,204
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027		3,900	3,832
Pacific Life Insurance Co.
9.250% due 06/15/2039		112,931	173,781
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		26,295	34,690
Pinnacol Assurance
8.625% due 06/25/2034 «(g)		24,000	25,047
Progressive Corp.
4.125% due 04/15/2047		7,900	7,718
Prudential Financial, Inc.
3.935% due 12/07/2049		14,113	12,718
5.200% due 03/15/2044 •		1,400	1,395
5.625% due 06/15/2043 •		7,000	7,306
5.700% due 12/14/2036		900	1,025
Prudential PLC
5.000% due 07/20/2055 •	GBP	1,900	2,605
Realty Income Corp.
4.650% due 03/15/2047		$2,750	2,770
Regency Centers LP
4.125% due 03/15/2028		1,100	1,082
4.400% due 02/01/2047		5,700	5,421
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		32,500	31,612
4.892% due 05/18/2029 •		20,000	19,901
5.076% due 01/27/2030 •		22,200	22,278
Santander Holdings USA, Inc.
4.400% due 07/13/2027		5,200	4,978
Santander UK Group Holdings PLC
2.875% due 08/05/2021		8,700	8,477
3.823% due 11/03/2028 •		37,685	34,572
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		11,850	12,106
6.125% due 02/07/2022		17,000	17,539
Sompo International Holdings Ltd.
4.700% due 10/15/2022		3,000	3,035
Spirit Realty LP
4.450% due 09/15/2026		2,350	2,255
State Bank of India
3.250% due 01/24/2022		22,000	21,298
State Street Corp.
5.625% due 12/15/2023 •(e)		4,500	4,528

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	6,800	$9,183
Stifel Financial Corp.
4.250% due 07/18/2024		$1,000	1,000
Suzano Austria GmbH
6.000% due 01/15/2029		13,600	13,671
7.000% due 03/16/2047		12,520	13,118
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		11,300	10,972
4.900% due 09/15/2044		25,100	26,756
6.850% due 12/16/2039		5,129	6,735
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	346	528
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		$7,933	10,856
Travelers Cos., Inc.
4.050% due 03/07/2048		5,600	5,418
Trust F
6.950% due 01/30/2044		25,270	26,155
U.S. Bancorp
5.300% due 04/15/2027 •(e)		23,100	23,100
UBS AG
4.750% due 02/12/2026 •(f)	EUR	4,400	5,546
5.125% due 05/15/2024 (f)		$58,221	58,926
7.625% due 08/17/2022 (f)		95,000	106,067
UBS Group Funding Switzerland AG
4.125% due 09/24/2025		400	398
4.125% due 04/15/2026		36,300	36,015
UDR, Inc.
3.500% due 07/01/2027		3,323	3,147
Ventas Realty LP
4.400% due 01/15/2029		1,900	1,892
VEREIT Operating Partnership LP
3.950% due 08/15/2027		6,900	6,498
4.875% due 06/01/2026		1,900	1,919
Vonovia Finance BV
5.000% due 10/02/2023		2,200	2,242
Voya Financial, Inc.
4.700% due 01/23/2048 •		8,300	7,408
Washington Prime Group LP
5.950% due 08/15/2024 (h)		31,000	29,319
WEA Finance LLC
4.750% due 09/17/2044		1,309	1,327
Wells Fargo & Co.
3.000% due 04/22/2026		40,600	37,800
3.584% due 05/22/2028 •		33,900	32,535
3.900% due 05/01/2045		43,105	40,104
4.900% due 11/17/2045		700	710
5.375% due 02/07/2035		4,900	5,480
5.375% due 11/02/2043		28,425	30,555
5.606% due 01/15/2044		200	221
5.875% due 06/15/2025 •(e)		3,400	3,581
5.900% due 06/15/2024 •(e)		82,329	83,667
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	6,840
5.950% due 08/26/2036		800	932
6.600% due 01/15/2038		22,877	28,663
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,257
Welltower, Inc.
4.000% due 06/01/2025		12,100	11,950
4.950% due 09/01/2048		6,200	6,172
6.500% due 03/15/2041		29,850	35,616
Weyerhaeuser Co.
6.875% due 12/15/2033		14,477	17,688
6.950% due 10/01/2027		4,500	5,284
7.375% due 03/15/2032		144,587	183,169
7.950% due 03/15/2025		850	990
8.500% due 01/15/2025		450	552
WP Carey, Inc.
4.000% due 02/01/2025		1,600	1,563
XLIT Ltd.
5.500% due 03/31/2045		12,450	13,184

			5,030,704

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 36.3%
21st Century Fox America, Inc.
4.750% due 09/15/2044	$6,000	$6,473
6.150% due 03/01/2037	600	750
6.150% due 02/15/2041	48,600	62,074
6.650% due 11/15/2037	2,031	2,689
6.900% due 08/15/2039	7,229	9,857
7.750% due 12/01/2045	4,773	7,324
AbbVie, Inc.
4.300% due 05/14/2036	23,400	21,988
4.400% due 11/06/2042	44,237	41,043
4.450% due 05/14/2046	33,650	31,253
4.500% due 05/14/2035	25,127	24,176
4.700% due 05/14/2045	25,700	24,743
Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047	7,900	7,722
Activision Blizzard, Inc.
4.500% due 06/15/2047	12,155	11,513
ADT Corp.
4.875% due 07/15/2032	81,830	66,651
AEP Transmission Co. LLC
3.750% due 12/01/2047	1,100	1,006
Aetna, Inc.
4.750% due 03/15/2044	50	49
Air Canada Pass-Through Trust
4.125% due 11/15/2026	14,599	14,672
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	14,000	13,768
4.200% due 12/06/2047	12,200	11,134
Alimentation Couche-Tard, Inc.
4.500% due 07/26/2047	8,900	8,333
Allergan Funding SCS
4.550% due 03/15/2035	14,400	14,022
4.850% due 06/15/2044	51,900	51,338
Amazon.com, Inc.
3.875% due 08/22/2037	1,100	1,079
4.250% due 08/22/2057	48,800	48,915
4.950% due 12/05/2044	475	532
American Airlines Pass-Through Trust
3.000% due 04/15/2030	663	620
3.200% due 12/15/2029	5,417	5,166
3.250% due 04/15/2030	948	892
3.700% due 04/01/2028 «	4,663	4,551
4.375% due 04/01/2024 «	638	633
Amgen, Inc.
4.400% due 05/01/2045	1,000	970
4.563% due 06/15/2048	19,983	19,648
4.663% due 06/15/2051	162,358	160,478
4.950% due 10/01/2041	4,650	4,814
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	15,872
Anadarko Petroleum Corp.
6.450% due 09/15/2036	10,816	12,362
7.000% due 11/15/2027	1,000	1,088
7.950% due 06/15/2039	50,000	65,063
Andeavor
4.500% due 04/01/2048	1,300	1,215
Anheuser-Busch InBev Finance, Inc.
4.700% due 02/01/2036	100,000	100,304
4.900% due 02/01/2046	111,500	112,155
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	260
4.375% due 04/15/2038	14,400	13,885
4.439% due 10/06/2048	132	124
4.600% due 04/15/2048	5,900	5,729
4.750% due 04/15/2058	23,800	23,160
4.950% due 01/15/2042	4,000	4,085
Anthem, Inc.
3.125% due 05/15/2022	1,000	985
4.375% due 12/01/2047	13,900	13,213
4.550% due 03/01/2048	9,700	9,415
4.625% due 05/15/2042	11,000	10,771
5.100% due 01/15/2044	13,244	13,756
Apache Corp.
5.100% due 09/01/2040	850	842

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Apple, Inc.
3.200% due 05/11/2027	$3,700	$3,579
3.750% due 09/12/2047	31,100	29,190
3.850% due 08/04/2046	66,200	63,535
4.250% due 02/09/2047	18,576	18,973
4.375% due 05/13/2045	1,800	1,873
Applied Materials, Inc.
4.350% due 04/01/2047	13,300	13,248
Arconic, Inc.
5.900% due 02/01/2027	1,900	1,943
Ashtead Capital, Inc.
5.250% due 08/01/2026	900	911
Bacardi Ltd.
5.150% due 05/15/2038	5,200	5,072
5.300% due 05/15/2048	28,300	27,789
Barrick North America Finance LLC
5.700% due 05/30/2041	9,900	10,882
BAT Capital Corp.
4.390% due 08/15/2037	8,200	7,644
4.540% due 08/15/2047	36,508	33,535
Baxter International, Inc.
2.600% due 08/15/2026	1,500	1,365
Bayer U.S. Finance LLC
4.200% due 07/15/2034	18,043	16,075
4.875% due 06/25/2048	9,500	9,250
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	15,617
Biogen, Inc.
5.200% due 09/15/2045	6,400	6,806
Boston Scientific Corp.
7.000% due 11/15/2035	43,837	55,032
7.375% due 01/15/2040	42,000	55,305
Braskem America Finance Co.
7.125% due 07/22/2041	26,600	30,832
Braskem Netherlands Finance BV
4.500% due 01/10/2028	14,200	13,533
BRF S.A.
4.750% due 05/22/2024 (h)	2,700	2,471
Broadcom Corp.
3.875% due 01/15/2027	50,700	47,899
Buckeye Partners LP
5.600% due 10/15/2044	3,800	3,545
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	39,639
4.450% due 03/15/2043	69,500	71,531
4.550% due 09/01/2044	2,400	2,501
4.900% due 04/01/2044	3,300	3,576
5.050% due 03/01/2041	11,900	13,149
5.150% due 09/01/2043	9,000	10,098
5.750% due 05/01/2040	15,720	18,827
6.200% due 08/15/2036	800	987
6.530% due 07/15/2037	1,500	1,857
7.290% due 06/01/2036	800	1,084
Campbell Soup Co.
4.150% due 03/15/2028	4,000	3,815
Canadian Pacific Railway Co.
6.125% due 09/15/2115	46,358	54,983
CBS Corp.
4.850% due 07/01/2042	14,534	14,102
4.900% due 08/15/2044	4,027	3,927
7.875% due 07/30/2030	7,800	9,761
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	3,900	3,905
Celgene Corp.
4.350% due 11/15/2047	17,664	15,850
4.550% due 02/20/2048	1,100	1,026
4.625% due 05/15/2044	5,341	5,036
Celulosa Arauco y Constitucion S.A.
5.500% due 11/02/2047	9,000	8,888
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	145
5.250% due 06/15/2037	500	497
5.400% due 06/15/2047	22,000	22,213
6.750% due 11/15/2039	16,900	19,093

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	85

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CenterPoint Energy Resources Corp.
4.100% due 09/01/2047	$2,000	$1,840
CH Robinson Worldwide, Inc.
4.200% due 04/15/2028	1,500	1,483
Charter Communications Operating LLC
3.750% due 02/15/2028	1,800	1,660
5.375% due 05/01/2047	49,200	47,068
5.750% due 04/01/2048	2,300	2,307
6.384% due 10/23/2035	34,381	37,130
6.484% due 10/23/2045	38,419	41,382
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,490
Church & Dwight Co., Inc.
3.950% due 08/01/2047	5,900	5,330
Cimarex Energy Co.
3.900% due 05/15/2027	8,600	8,221
4.375% due 06/01/2024	1,300	1,313
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,067
Comcast Corp.
3.969% due 11/01/2047	57,110	50,743
3.999% due 11/01/2049	143,297	127,882
4.049% due 11/01/2052	3,821	3,381
4.500% due 01/15/2043	2,600	2,501
4.650% due 07/15/2042	46,600	46,136
4.750% due 03/01/2044	1,600	1,597
5.650% due 06/15/2035	10,000	11,080
7.050% due 03/15/2033	6,875	8,546
Conagra Brands, Inc.
7.000% due 10/01/2028	1,800	2,083
Concho Resources, Inc.
4.850% due 08/15/2048	5,400	5,429
4.875% due 10/01/2047	7,979	8,092
Constellation Brands, Inc.
4.100% due 02/15/2048	10,200	8,989
4.500% due 05/09/2047	8,100	7,576
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	5,103	5,110
7.250% due 05/10/2021	11,699	12,160
Continental Resources, Inc.
4.900% due 06/01/2044	16,600	16,424
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,851
4.500% due 08/01/2047	28,470	27,770
5.625% due 10/18/2043	2,200	2,505
Cox Communications, Inc.
4.500% due 06/30/2043	21,841	18,838
4.700% due 12/15/2042	12,190	10,817
4.800% due 02/01/2035	15,800	14,769
CRH America Finance, Inc.
4.400% due 05/09/2047	2,700	2,446
4.500% due 04/04/2048	7,000	6,437
CVS Health Corp.
4.300% due 03/25/2028	1,600	1,587
5.050% due 03/25/2048	10,000	10,256
CVS Pass-Through Trust
4.163% due 08/11/2036	9,814	9,446
4.704% due 01/10/2036	1,470	1,455
5.773% due 01/10/2033	1,273	1,353
5.880% due 01/10/2028	3,564	3,753
5.926% due 01/10/2034	29,156	31,286
6.036% due 12/10/2028	1,872	1,998
6.943% due 01/10/2030	30,950	34,575
7.507% due 01/10/2032	77,962	90,829
8.353% due 07/10/2031	14,337	17,347
Dell International LLC
6.020% due 06/15/2026	64,900	69,219
8.100% due 07/15/2036	19,700	23,677
8.350% due 07/15/2046	37,150	46,268
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	937	979
Deutsche Telekom International Finance BV
4.750% due 06/21/2038	8,400	8,290
8.750% due 06/15/2030	70,000	94,135
9.250% due 06/01/2032	250	362

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Discovery Communications LLC
3.300% due 05/15/2022	$300	$294
4.950% due 05/15/2042	800	755
5.200% due 09/20/2047	16,300	16,029
6.350% due 06/01/2040	3,900	4,292
Dominion Energy Gas Holdings LLC
4.800% due 11/01/2043	800	812
DP World Ltd.
5.625% due 09/25/2048	22,800	22,631
6.850% due 07/02/2037	33,320	38,296
Ecopetrol S.A.
5.875% due 05/28/2045	7,300	7,247
7.375% due 09/18/2043	25,700	29,298
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	32,465
Eli Lilly & Co.
3.950% due 05/15/2047	7,000	6,979
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,522
Enbridge, Inc.
3.700% due 07/15/2027	400	387
4.500% due 06/10/2044	6,875	6,687
5.500% due 12/01/2046	3,017	3,397
Encana Corp.
5.150% due 11/15/2041	1,581	1,549
7.200% due 11/01/2031	11,096	13,478
Energy Transfer Partners LP
4.900% due 03/15/2035	26,073	24,557
5.150% due 02/01/2043	26,385	25,122
5.150% due 03/15/2045	42,286	40,002
5.300% due 04/15/2047	18,500	17,961
5.950% due 10/01/2043	1,788	1,862
6.050% due 06/01/2041	1,500	1,573
6.125% due 12/15/2045	38,400	41,040
6.500% due 02/01/2042	9,314	10,247
6.625% due 10/15/2036	11,177	12,494
7.500% due 07/01/2038	19,850	23,734
EnLink Midstream Partners LP
5.450% due 06/01/2047	13,800	12,027
Entergy Louisiana LLC
3.250% due 04/01/2028	11,800	11,232
4.000% due 03/15/2033	6,100	6,120
5.000% due 07/15/2044	4,300	4,307
Enterprise Products Operating LLC
4.450% due 02/15/2043	95,045	92,359
4.850% due 08/15/2042	11,300	11,542
4.850% due 03/15/2044	40,955	41,832
4.950% due 10/15/2054	500	501
5.100% due 02/15/2045	24,850	26,279
5.250% due 08/16/2077 •	18,400	17,220
5.700% due 02/15/2042	5,600	6,348
5.750% due 03/01/2035	15,361	16,757
5.950% due 02/01/2041	7,163	8,310
6.125% due 10/15/2039	5,000	5,861
6.450% due 09/01/2040	4,995	6,107
EQT Corp.
3.900% due 10/01/2027	11,305	10,608
EQT Midstream Partners LP
4.000% due 08/01/2024	10,100	9,651
6.500% due 07/15/2048	5,000	5,308
Equinor ASA
5.100% due 08/17/2040	9,200	10,419
ERAC USA Finance LLC
3.300% due 12/01/2026	1,000	937
4.500% due 02/15/2045	2,067	1,950
7.000% due 10/15/2037	9,200	11,543
FedEx Corp.
3.875% due 08/01/2042	765	680
4.550% due 04/01/2046	18,300	17,979
4.750% due 11/15/2045	6,250	6,273
5.100% due 01/15/2044	2,600	2,714
Ford Motor Co.
8.900% due 01/15/2032	9,209	11,309
9.980% due 02/15/2047	5,300	7,062
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	24,600	24,239

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GATX Corp.
5.200% due 03/15/2044	$1,500	$1,556
General Electric Co.
4.125% due 10/09/2042	42,200	37,654
4.500% due 03/11/2044	28,550	26,948
5.000% due 01/21/2021 •(e)	31,582	30,828
5.875% due 01/14/2038	24,551	27,421
6.750% due 03/15/2032	1,289	1,560
6.875% due 01/10/2039	7,868	9,832
General Motors Co.
5.150% due 04/01/2038	15,200	14,165
5.400% due 04/01/2048 (h)	1,760	1,646
Georgia-Pacific LLC
7.250% due 06/01/2028	14,460	18,051
7.750% due 11/15/2029	1,600	2,105
8.875% due 05/15/2031	20,200	29,389
Gilead Sciences, Inc.
4.150% due 03/01/2047	6,200	5,878
4.600% due 09/01/2035	16,700	17,230
4.750% due 03/01/2046	7,700	7,944
4.800% due 04/01/2044	2,700	2,782
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	3,000	3,858
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	10,324
6.900% due 11/15/2037	100	112
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	8,084
5.125% due 03/31/2027	1,300	1,201
GLP Capital LP
5.300% due 01/15/2029	22,800	22,898
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	4,944
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020	8,490	8,426
Goldcorp, Inc.
3.700% due 03/15/2023	3,725	3,676
5.450% due 06/09/2044	33,900	35,248
GTL Trade Finance, Inc.
7.250% due 04/16/2044	9,800	10,094
GTP Acquisition Partners LLC
3.482% due 06/15/2050	7,500	7,311
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057	8,700	8,891
Halliburton Co.
4.850% due 11/15/2035	10,400	10,897
6.700% due 09/15/2038	1,130	1,400
7.450% due 09/15/2039	5,500	7,390
Harris Corp.
4.854% due 04/27/2035	2,150	2,210
HCA, Inc.
4.500% due 02/15/2027	8,800	8,668
4.750% due 05/01/2023	6,300	6,434
5.500% due 06/15/2047	6,300	6,402
5.875% due 03/15/2022	13,750	14,609
Heineken NV
4.000% due 10/01/2042	3,066	2,857
4.350% due 03/29/2047	17,000	16,640
Hess Corp.
6.000% due 01/15/2040	9,135	9,499
7.300% due 08/15/2031	2,129	2,463
Home Depot, Inc.
4.400% due 03/15/2045	10,850	11,287
Humana, Inc.
3.950% due 03/15/2027	900	886
4.800% due 03/15/2047	8,200	8,382
8.150% due 06/15/2038	1,000	1,362
Imperial Brands Finance PLC
3.500% due 02/11/2023	200	196
4.250% due 07/21/2025	19,215	19,079
Intel Corp.
4.100% due 05/11/2047	5,400	5,338
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	1,500	1,366
5.000% due 09/26/2048	10,000	10,039

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Paper Co.
3.000% due 02/15/2027	$1,500	$1,379
4.350% due 08/15/2048	6,900	6,309
4.400% due 08/15/2047	6,800	6,283
4.800% due 06/15/2044	12,450	12,121
6.000% due 11/15/2041	7,400	8,234
8.700% due 06/15/2038	9,455	13,101
Interpublic Group of Cos., Inc.
5.400% due 10/01/2048	8,100	8,070
JM Smucker Co.
4.375% due 03/15/2045	1,400	1,291
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	46,263
Kaiser Foundation Hospitals
4.150% due 05/01/2047	12,100	12,095
Kansas City Southern
4.300% due 05/15/2043	5,000	4,706
4.700% due 05/01/2048	19,600	19,546
4.950% due 08/15/2045	24,795	25,552
Kellogg Co.
4.500% due 04/01/2046	6,800	6,476
Kerr-McGee Corp.
7.875% due 09/15/2031	2,400	2,994
Keurig Dr Pepper, Inc.
4.597% due 05/25/2028	3,700	3,724
4.985% due 05/25/2038	14,200	14,392
5.085% due 05/25/2048 (h)	7,300	7,471
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	10,709	10,089
5.000% due 08/15/2042	5,500	5,400
5.000% due 03/01/2043	34,835	34,152
5.500% due 03/01/2044	2,250	2,345
5.625% due 09/01/2041	1,700	1,780
5.800% due 03/15/2035	10,942	11,959
6.375% due 03/01/2041	6,000	6,848
6.500% due 02/01/2037	12,219	13,731
6.500% due 09/01/2039	36,840	41,629
6.550% due 09/15/2040	30,300	34,736
6.950% due 01/15/2038	8,500	10,309
7.500% due 11/15/2040	22,967	28,545
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,400	1,449
7.800% due 08/01/2031	2,000	2,493
Kraft Heinz Foods Co.
4.375% due 06/01/2046	250	221
5.000% due 06/04/2042	13,250	12,676
5.200% due 07/15/2045	1,000	980
6.375% due 07/15/2028	650	729
6.500% due 02/09/2040	98,198	110,207
6.750% due 03/15/2032	5,025	5,902
6.875% due 01/26/2039	3,900	4,565
7.125% due 08/01/2039	36,043	43,550
Kroger Co.
7.500% due 04/01/2031	150	182
LafargeHolcim Finance U.S. LLC
4.750% due 09/22/2046	4,300	3,926
Leonardo U.S. Holdings, Inc.
6.250% due 01/15/2040	5,500	5,775
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,342
4.090% due 09/15/2052	8,609	8,216
4.500% due 05/15/2036	2,100	2,193
Lowe’s Cos., Inc.
3.700% due 04/15/2046	8,300	7,544
4.050% due 05/03/2047	11,140	10,753
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,178
Marathon Oil Corp.
5.200% due 06/01/2045	5,000	5,224
6.600% due 10/01/2037	3,700	4,374
Masco Corp.
4.375% due 04/01/2026	5,400	5,382
4.500% due 05/15/2047	5,102	4,393
5.950% due 03/15/2022	5,871	6,272
6.500% due 08/15/2032	3,614	3,968
7.750% due 08/01/2029	2,539	3,016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Massachusetts Institute of Technology
5.600% due 07/01/2111	$1,668	$2,123
Mead Johnson Nutrition Co.
4.600% due 06/01/2044	2,505	2,537
Medtronic, Inc.
4.375% due 03/15/2035	1,311	1,357
4.625% due 03/15/2045	24,750	26,231
Mexichem S.A.B. de C.V.
5.500% due 01/15/2048	4,000	3,685
Microsoft Corp.
3.300% due 02/06/2027	13,500	13,269
3.450% due 08/08/2036	11,400	10,881
3.700% due 08/08/2046	86,900	83,491
3.750% due 02/12/2045	1,300	1,260
4.100% due 02/06/2037	26,700	27,548
4.500% due 02/06/2057	22,900	24,735
4.750% due 11/03/2055	16,700	18,898
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	12,670	13,019
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	200
Moody’s Corp.
3.250% due 01/15/2028	3,723	3,489
5.250% due 07/15/2044	4,144	4,531
Motorola Solutions, Inc.
5.500% due 09/01/2044	11,700	11,007
MPLX LP
4.900% due 04/15/2058	12,600	11,432
Mylan NV
3.950% due 06/15/2026	6,100	5,780
5.250% due 06/15/2046	20,528	19,239
Mylan, Inc.
4.550% due 04/15/2028	2,300	2,239
5.200% due 04/15/2048	28,900	26,814
5.400% due 11/29/2043	1,900	1,818
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)	16,400	16,671
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	31,418
5.950% due 04/01/2041	52,000	59,734
Nestle Holdings, Inc.
3.900% due 09/24/2038	4,000	3,919
4.000% due 09/24/2048	3,700	3,630
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	22,905	23,569
Newell Brands, Inc.
5.375% due 04/01/2036	3,200	3,086
Newmont Mining Corp.
6.250% due 10/01/2039	11,710	13,299
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,334
7.500% due 07/30/2039	2,410	3,308
Noble Holding International Ltd.
5.250% due 03/15/2042	250	182
Norfolk Southern Corp.
3.942% due 11/01/2047	6,494	6,046
4.050% due 08/15/2052	8,710	8,179
Northern Natural Gas Co.
4.100% due 09/15/2042	14,000	12,931
4.300% due 01/15/2049	15,000	14,445
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	10,960	10,767
NXP BV
3.875% due 09/01/2022	7,800	7,742
Occidental Petroleum Corp.
4.200% due 03/15/2048	7,400	7,294
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/29/2018 (c)(e)	4,491	81
ONEOK Partners LP
6.125% due 02/01/2041	22,637	24,954
6.200% due 09/15/2043	40,000	44,925
6.650% due 10/01/2036	4,765	5,588
6.850% due 10/15/2037	8,494	10,147
Oracle Corp.
3.800% due 11/15/2037	8,405	8,014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.850% due 07/15/2036	$1,500	$1,450
3.900% due 05/15/2035	425	412
4.000% due 11/15/2047	78,180	74,271
4.125% due 05/15/2045	5,100	4,948
4.300% due 07/08/2034	1,450	1,482
4.375% due 05/15/2055	1,700	1,697
Owens Corning
4.300% due 07/15/2047	16,513	13,353
4.400% due 01/30/2048	34,833	28,911
Pacific National Finance Pty Ltd.
6.000% due 04/07/2023	19,900	21,021
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,365
Pertamina Persero PT
6.000% due 05/03/2042	5,000	5,146
6.450% due 05/30/2044	5,700	6,219
Petroleos Mexicanos
6.350% due 02/12/2048	125,896	115,950
6.375% due 01/23/2045	29,069	26,903
6.500% due 03/13/2027	1,600	1,638
6.500% due 06/02/2041	1,000	940
6.750% due 09/21/2047	100,226	95,885
Pfizer, Inc.
4.200% due 09/15/2048	600	602
4.300% due 06/15/2043	400	405
4.400% due 05/15/2044	6,900	7,100
5.600% due 09/15/2040	33,365	39,460
7.200% due 03/15/2039	2,470	3,406
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,309
4.125% due 03/04/2043	2,575	2,398
4.250% due 11/10/2044	21,000	19,843
4.375% due 11/15/2041	12,700	12,263
4.875% due 11/15/2043	2,500	2,552
6.375% due 05/16/2038	13,283	15,997
Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	252
7.200% due 01/15/2028	24,475	29,285
QUALCOMM, Inc.
4.650% due 05/20/2035	15,340	15,613
4.800% due 05/20/2045	7,278	7,377
QVC, Inc.
4.375% due 03/15/2023	1,100	1,087
4.850% due 04/01/2024	18,100	17,929
5.125% due 07/02/2022	6,820	6,914
5.450% due 08/15/2034	35,700	31,960
5.950% due 03/15/2043	34,155	31,031
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	5,000	5,425
6.332% due 09/30/2027	3,535	3,915
RELX Capital, Inc.
3.125% due 10/15/2022	7,102	6,946
Reynolds American, Inc.
5.850% due 08/15/2045	10,000	10,898
6.150% due 09/15/2043	10,920	12,194
Rockies Express Pipeline LLC
5.625% due 04/15/2020	8,500	8,776
6.875% due 04/15/2040	8,450	9,675
7.500% due 07/15/2038	25,640	30,640
Rockwell Collins, Inc.
3.500% due 03/15/2027	7,600	7,231
4.350% due 04/15/2047	4,500	4,304
S&P Global, Inc.
4.500% due 05/15/2048	200	200
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	23,300	22,634
5.000% due 03/15/2027	36,700	37,703
5.625% due 03/01/2025	300	320
5.875% due 06/30/2026	7,556	8,169
Sands China Ltd.
5.400% due 08/08/2028	8,700	8,678
SASOL Financing USA LLC
6.500% due 09/27/2028	11,200	11,362
Siemens Financieringsmaatschappij NV
4.200% due 03/16/2047	6,700	6,762
Sky PLC
3.125% due 11/26/2022	4,200	4,119
3.750% due 09/16/2024	2,800	2,796

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	87

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Co.
4.250% due 07/01/2036	$9,300	$8,861
4.400% due 07/01/2046	19,705	18,812
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	10,729
Southwestern Energy Co.
4.100% due 03/15/2022	6,600	6,608
6.200% due 01/23/2025	3,369	3,354
Sprint Spectrum Co. LLC
5.152% due 09/20/2029	22,100	22,264
Standard Industries, Inc.
4.750% due 01/15/2028	7,900	7,327
5.000% due 02/15/2027	1,580	1,491
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	2,047
4.950% due 01/15/2043	27,800	25,439
Syngenta Finance NV
5.676% due 04/24/2048	6,575	5,921
Tech Data Corp.
4.950% due 02/15/2027	7,100	6,954
Telefonica Emisiones S.A.U.
4.665% due 03/06/2038	2,970	2,795
4.895% due 03/06/2048	18,400	17,176
5.213% due 03/08/2047	14,400	14,019
7.045% due 06/20/2036	27,468	33,189
Tencent Holdings Ltd.
3.925% due 01/19/2038	2,000	1,808
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	320	397
Tesco PLC
6.150% due 11/15/2037	1,795	1,878
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	8,619	8,010
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021	1,500	1,410
Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	23,225
5.650% due 11/23/2043	23,336	24,677
Time Warner Cable LLC
4.500% due 09/15/2042	18,500	15,821
5.500% due 09/01/2041	14,800	14,280
5.875% due 11/15/2040	5,000	5,056
6.550% due 05/01/2037	2,950	3,205
6.750% due 06/15/2039	52,495	57,354
7.300% due 07/01/2038	2,080	2,386
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,307
8.375% due 07/15/2033	18,720	23,285
Topaz Solar Farms LLC
4.875% due 09/30/2039	6,702	6,557
TransCanada PipeLines Ltd.
4.875% due 05/15/2048	22,100	22,729
6.200% due 10/15/2037	3,484	4,075
7.250% due 08/15/2038	1,400	1,759
7.625% due 01/15/2039	10,020	13,365
Transcontinental Gas Pipe Line Co. LLC
5.400% due 08/15/2041	4,330	4,655
Tyson Foods, Inc.
4.550% due 06/02/2047	1,000	931
4.875% due 08/15/2034	950	957
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	8,032	7,966
4.625% due 12/03/2026	3,085	3,161
7.125% due 04/22/2025	2,421	2,682
Union Pacific Corp.
4.100% due 09/15/2067	1,147	1,019
4.375% due 11/15/2065	2,500	2,321
United Airlines Pass-Through Trust
3.100% due 01/07/2030	30,501	29,062
3.450% due 01/07/2030	2,463	2,367
3.750% due 03/03/2028	5,225	5,192
4.000% due 10/11/2027	13,743	13,921
4.300% due 02/15/2027	15,279	15,605
United Parcel Service, Inc.
3.750% due 11/15/2047	23,000	21,377

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United Technologies Corp.
4.450% due 11/16/2038	$8,800	$8,757
4.625% due 11/16/2048	15,600	15,664
UnitedHealth Group, Inc.
3.750% due 10/15/2047	8,100	7,550
4.625% due 11/15/2041	14,000	14,708
4.750% due 07/15/2045	10,099	10,816
5.800% due 03/15/2036	300	358
5.950% due 02/15/2041	4,700	5,749
6.625% due 11/15/2037	2,150	2,794
Vale Overseas Ltd.
6.250% due 08/10/2026	1,600	1,757
6.875% due 11/21/2036	30,460	35,577
6.875% due 11/10/2039	5,500	6,471
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025 «	1,089	1,107
VMware, Inc.
3.900% due 08/21/2027	16,300	15,440
Warner Media LLC
4.650% due 06/01/2044	10,705	9,649
4.900% due 06/15/2042	3,000	2,810
5.350% due 12/15/2043	3,300	3,261
5.375% due 10/15/2041	5,000	4,981
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	9,100	8,879
Western Gas Partners LP
5.450% due 04/01/2044	2,600	2,441
WestRock RKT Co.
4.000% due 03/01/2023	8,350	8,367
Whirlpool Corp.
5.150% due 03/01/2043	21,075	20,296
Williams Cos., Inc.
4.900% due 01/15/2045	1,500	1,463
5.100% due 09/15/2045	7,225	7,296
5.750% due 06/24/2044	7,550	8,096
6.300% due 04/15/2040	7,328	8,300
8.750% due 03/15/2032	29,088	38,955
Woodside Finance Ltd.
3.650% due 03/05/2025	500	482
Wyeth LLC
5.950% due 04/01/2037	500	606
Wynn Las Vegas LLC
4.250% due 05/30/2023	10,547	10,125
5.500% due 03/01/2025	126,050	122,111
Yara International ASA
4.750% due 06/01/2028	5,900	5,948
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	1,681	1,573
Zoetis, Inc.
3.950% due 09/12/2047	8,700	7,935
4.450% due 08/20/2048	7,500	7,445

		7,283,026

UTILITIES 13.8%
Alabama Power Co.
3.850% due 12/01/2042	2,950	2,760
4.300% due 07/15/2048	8,700	8,725
5.200% due 06/01/2041	200	214
Ameren Illinois Co.
3.700% due 12/01/2047	3,700	3,440
American Transmission Systems, Inc.
5.000% due 09/01/2044	11,300	12,066
American Water Capital Corp.
3.750% due 09/01/2047	5,000	4,546
4.300% due 12/01/2042	8,700	8,577
6.593% due 10/15/2037	150	192
Anadarko Finance Co.
7.500% due 05/01/2031	8,974	11,026
Appalachian Power Co.
4.400% due 05/15/2044	6,350	6,316
5.800% due 10/01/2035	2,176	2,511
6.375% due 04/01/2036	5,146	6,135
6.700% due 08/15/2037	3,600	4,484
7.000% due 04/01/2038	3,693	4,819

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AT&T, Inc.
1.800% due 09/05/2026	EUR	600	$698
3.150% due 09/04/2036		4,500	5,256
3.289% (US0003M + 0.950%) due 07/15/2021 ~		$7,200	7,288
4.100% due 02/15/2028		1,690	1,641
4.300% due 02/15/2030		60,681	58,445
4.350% due 06/15/2045		51,977	44,875
4.500% due 03/09/2048		118,407	103,544
4.550% due 03/09/2049		106,212	93,316
4.750% due 05/15/2046		3,700	3,388
4.800% due 06/15/2044		111,400	102,955
5.150% due 03/15/2042		5,500	5,319
5.150% due 11/15/2046		39,100	37,459
5.150% due 02/15/2050		27,987	26,545
5.300% due 08/15/2058		24,190	23,143
5.350% due 09/01/2040		11,908	11,833
5.450% due 03/01/2047		25,238	25,308
6.000% due 08/15/2040		4,400	4,719
6.375% due 03/01/2041		22,200	24,509
8.250% due 11/15/2031		265	344
Berkshire Hathaway Energy Co.
4.450% due 01/15/2049		15,200	15,197
4.500% due 02/01/2045		580	582
5.950% due 05/15/2037		1,500	1,778
6.125% due 04/01/2036		10,154	12,313
BG Energy Capital PLC
5.125% due 10/15/2041		29,310	32,123
British Telecommunications PLC
9.625% due 12/15/2030		26,255	37,367
CenterPoint Energy, Inc.
6.125% due 09/01/2023 •(e)		13,900	14,161
Cleco Corporate Holdings LLC
4.973% due 05/01/2046		400	394
Cleco Power LLC
6.000% due 12/01/2040		18,175	20,885
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036		7,000	8,099
CMS Energy Corp.
4.700% due 03/31/2043		5,437	5,512
CNOOC Finance Ltd.
3.000% due 05/09/2023		20,750	19,913
3.875% due 05/02/2022		10,900	10,896
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		42,750	43,196
Connecticut Light & Power Co.
4.000% due 04/01/2048		1,300	1,282
Consolidated Edison Co. of New York, Inc.
4.200% due 03/15/2042		5,000	4,901
4.500% due 05/15/2058		18,900	18,715
4.625% due 12/01/2054		2,285	2,326
5.300% due 03/01/2035		900	994
5.500% due 12/01/2039		3,400	3,933
5.700% due 06/15/2040		5,000	5,860
6.200% due 06/15/2036		4,000	4,869
6.750% due 04/01/2038		9,950	13,013
Consumers Energy Co.
4.050% due 05/15/2048		8,100	7,991
DTE Electric Co.
3.950% due 06/15/2042		500	479
4.300% due 07/01/2044		9,150	9,362
Duke Energy Carolinas LLC
3.700% due 12/01/2047		9,500	8,652
3.950% due 03/15/2048		8,900	8,497
4.000% due 09/30/2042		3,500	3,393
4.250% due 12/15/2041		16,400	16,437
6.000% due 01/15/2038		50	61
Duke Energy Corp.
3.750% due 09/01/2046		17,850	15,726
3.950% due 08/15/2047		4,670	4,219
Duke Energy Florida LLC
4.200% due 07/15/2048		7,600	7,567
5.650% due 04/01/2040		7,400	8,830
Duke Energy Indiana LLC
4.900% due 07/15/2043		105	115
6.120% due 10/15/2035		6,724	8,161

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Duke Energy Progress LLC
3.600% due 09/15/2047		$36,600	$32,797
4.100% due 03/15/2043		4,701	4,617
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		1,950	2,048
E.ON International Finance BV
6.650% due 04/30/2038		3,020	3,619
Electricite de France S.A.
4.875% due 01/22/2044		9,140	8,997
4.950% due 10/13/2045		4,855	4,760
5.000% due 09/21/2048		15,000	14,616
6.000% due 01/22/2114		17,338	16,945
6.950% due 01/26/2039		17,208	21,101
Emera U.S. Finance LP
4.750% due 06/15/2046		11,300	11,044
Emera, Inc.
6.750% due 06/15/2076 •		9,100	9,737
Enable Midstream Partners LP
4.400% due 03/15/2027		800	769
5.000% due 05/15/2044		31,573	28,478
Enel Finance International NV
3.625% due 05/25/2027		7,900	7,165
4.750% due 05/25/2047		48,680	44,159
Exelon Corp.
5.625% due 06/15/2035		7,000	7,844
Exelon Generation Co. LLC
5.600% due 06/15/2042		16,164	16,586
6.250% due 10/01/2039		13,115	14,305
FirstEnergy Transmission LLC
4.350% due 01/15/2025		11,846	11,996
5.450% due 07/15/2044		10,100	11,049
Florida Power & Light Co.
3.700% due 12/01/2047		18,800	17,329
3.950% due 03/01/2048		1,000	980
4.050% due 10/01/2044		4,200	4,180
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		16,950	16,615
6.000% due 11/27/2023		17,825	18,446
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	12,600	16,414
4.950% due 02/06/2028		$11,600	11,148
5.999% due 01/23/2021		20,300	20,910
6.510% due 03/07/2022		32,275	34,056
Georgia Power Co.
4.750% due 09/01/2040		6,100	6,178
Idaho Power Co.
4.850% due 08/15/2040		9,000	9,586
Indiana Michigan Power Co.
4.250% due 08/15/2048		5,000	4,938
4.550% due 03/15/2046		500	515
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,289
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	7,263
Kentucky Utilities Co.
5.125% due 11/01/2040		17,100	19,454
Koninklijke KPN NV
8.375% due 10/01/2030		30,590	39,489
Metropolitan Edison Co.
3.500% due 03/15/2023		1,900	1,877
MidAmerican Energy Co.
3.650% due 08/01/2048		5,000	4,602
4.400% due 10/15/2044		500	513
5.800% due 10/15/2036		3,000	3,599
Monongahela Power Co.
5.400% due 12/15/2043		700	821
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,731
4.278% due 10/01/2034		9,000	9,012
NiSource, Inc.
3.950% due 03/30/2048		7,200	6,478
4.375% due 05/15/2047		11,100	10,625
5.650% due 02/01/2045		6,240	6,985

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Novatek OAO via Novatek Finance DAC
4.422% due 12/13/2022		$22,300	$21,922
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		3,540	3,482
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)		6,800	4,033
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,650	1,564
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (a)		5,708	1,670
Oglethorpe Power Corp.
5.250% due 09/01/2050		25,000	26,702
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,515
8.250% due 10/15/2038		1,000	1,435
Oklahoma Gas & Electric Co.
5.850% due 06/01/2040		4,000	4,761
Oncor Electric Delivery Co. LLC
4.100% due 11/15/2048		2,000	1,988
5.250% due 09/30/2040		15,100	17,266
5.300% due 06/01/2042		600	692
7.250% due 01/15/2033		3,400	4,559
7.500% due 09/01/2038		4,615	6,489
ONEOK, Inc.
5.200% due 07/15/2048		17,900	18,287
Orange S.A.
9.000% due 03/01/2031		11,250	15,991
Pacific Gas & Electric Co.
3.750% due 08/15/2042		2,400	2,048
3.950% due 12/01/2047		20,800	18,105
4.250% due 03/15/2046		5,300	4,868
4.300% due 03/15/2045		3,700	3,392
4.450% due 04/15/2042		5,150	4,770
4.600% due 06/15/2043		85	81
4.650% due 08/01/2028		4,300	4,328
4.750% due 02/15/2044		3,800	3,705
5.400% due 01/15/2040		800	856
5.800% due 03/01/2037		8,600	9,612
6.050% due 03/01/2034		5,630	6,354
6.250% due 03/01/2039		8,700	10,047
PacifiCorp
4.125% due 01/15/2049		1,400	1,376
6.000% due 01/15/2039		1,500	1,859
PECO Energy Co.
4.150% due 10/01/2044		8,900	8,824
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	592
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	13,100	15,620
6.850% due 06/05/2115		$16,000	13,760
Plains All American Pipeline LP
4.300% due 01/31/2043		12,925	11,006
4.500% due 12/15/2026		4,650	4,651
4.700% due 06/15/2044		28,955	26,292
4.900% due 02/15/2045		29,035	26,996
5.150% due 06/01/2042		63,920	60,367
6.650% due 01/15/2037		2,300	2,548
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,116
Progress Energy, Inc.
6.000% due 12/01/2039		700	838
7.750% due 03/01/2031		400	524
Public Service Co. of Colorado
4.100% due 06/15/2048		4,000	3,982
Puget Sound Energy, Inc.
4.223% due 06/15/2048		5,400	5,426
5.764% due 07/15/2040		8,200	9,791
Rio Oil Finance Trust
9.750% due 01/06/2027		20,298	21,853
San Diego Gas & Electric Co.
4.150% due 05/15/2048		6,900	6,768
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	56,470

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/08/2044		$40,500	$42,105
Shell International Finance BV
3.625% due 08/21/2042		3,900	3,621
4.000% due 05/10/2046		400	392
4.125% due 05/11/2035		51,000	51,683
4.550% due 08/12/2043		11,450	12,036
Southern California Edison Co.
4.125% due 03/01/2048		7,000	6,696
6.000% due 01/15/2034		400	466
6.650% due 04/01/2029		600	705
Southern California Gas Co.
4.300% due 01/15/2049		100	102
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		10,600	10,119
5.875% due 03/15/2041		7,500	8,571
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	824
3.850% due 02/01/2048		20,000	17,961
6.200% due 03/15/2040		14,340	17,119
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,341
State Grid Overseas Investment Ltd.
4.250% due 05/02/2028		15,000	15,100
Telecom Italia Capital S.A.
7.200% due 07/18/2036		7,845	8,120
7.721% due 06/04/2038		17,800	18,957
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	8,729
Telefonica Europe BV
8.250% due 09/15/2030		$17,700	22,682
Toledo Edison Co.
6.150% due 05/15/2037		11,490	13,801
Verizon Communications, Inc.
3.850% due 11/01/2042		16,560	14,355
4.522% due 09/15/2048		32,992	31,519
4.672% due 03/15/2055		167,369	158,816
5.012% due 08/21/2054		182,042	183,446
5.250% due 03/16/2037		1,100	1,175
Virginia Electric & Power Co.
3.800% due 09/15/2047		7,900	7,286
6.000% due 05/15/2037		400	484
Vodafone Group PLC
5.250% due 05/30/2048		4,000	4,025
6.150% due 02/27/2037		17,613	19,484
6.250% due 11/30/2032		2,650	2,974
Wisconsin Electric Power Co.
5.700% due 12/01/2036		220	260

			2,763,995

Total Corporate Bonds & Notes (Cost $15,047,449)			15,077,725

MUNICIPAL BONDS & NOTES 4.4%

CALIFORNIA 2.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		15,300	21,580
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		4,800	6,569
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		700	823
6.907% due 10/01/2050		28,895	42,008
7.043% due 04/01/2050		48,475	71,225
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040		2,220	2,756
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		4,500	5,834
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026		2,550	3,127

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	89

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	$15,345	$21,474
7.500% due 04/01/2034	4,840	6,706
7.550% due 04/01/2039	12,135	17,755
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	16,800	25,033
7.625% due 03/01/2040	7,575	11,057
7.950% due 03/01/2036	22,100	23,563
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	12,195
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,602
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,216
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	17,985	26,073
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	20,017
7.618% due 08/01/2040	5,200	7,522
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	563
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,046
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,595	8,493
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,000	5,798
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	121
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,663
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,220
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	648
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	12,764
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	14,232
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	4,305	5,658
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	32,956
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	572
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	2,347
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	434
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	4,959

		436,609

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	$2,389	$2,826
6.655% due 04/01/2057	44,030	52,250

		55,076

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,092
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	20,888
Chicago, Illinois General Obligation Bonds, Series 2012
5.432% due 01/01/2042	4,435	3,987
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	5,855	6,281
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	11,015	11,779
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,343

		47,370

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,338

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	456

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,025

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,291

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	509
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	15,005	20,728

		21,237

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	6,100	6,139

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	8,601
6.814% due 11/15/2040	18,085	23,900
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	7,891

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.508% due 08/01/2037	$800	$941
5.572% due 11/01/2038	9,000	10,619
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,379
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	565
5.389% due 03/15/2040	200	236
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	2,993
New York State Urban Development Corp., Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	10,850
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	604
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	224
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	87,510
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,003

		159,316

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,270
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,425
7.734% due 02/15/2033	7,325	9,885
8.084% due 02/15/2050	50,725	79,693
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	72

		92,345

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,374

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	18,104
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	16,000	18,028

		36,132

Total Municipal Bonds & Notes (Cost $738,255)		879,708

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
3.500% due 12/01/2042 - 09/01/2048	163,679	161,232
3.500% due 07/01/2046 (h)	11,292	11,134
4.000% due 10/01/2040 - 09/01/2046	783	796
6.000% due 01/01/2023 - 06/01/2038	12	12
7.000% due 11/01/2026	9	10
8.500% due 08/01/2026	1	1
Fannie Mae, TBA
3.000% due 10/01/2048 - 11/01/2048	99,800	95,443
3.500% due 10/01/2048 - 11/01/2048	457,500	449,886

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
3.739% due 08/15/2032 ~	$14	$14
Ginnie Mae
4.500% due 09/15/2033	12	13
8.500% due 09/15/2030	4	5

Total U.S. Government Agencies (Cost $721,854)		718,546

U.S. TREASURY OBLIGATIONS 19.9%
U.S. Treasury Bonds
2.250% due 08/15/2046 (l)	13	11
2.500% due 02/15/2045 (h)(j)(l)	188,518	165,086
2.500% due 02/15/2046	213,985	186,710
2.500% due 05/15/2046 (h)	342,000	298,168
2.750% due 11/15/2042 (h)(j)	414,000	383,071
2.750% due 08/15/2047 (j)(l)	216,500	198,216
2.750% due 11/15/2047	101,412	92,800
2.875% due 05/15/2043 (j)(l)	28,000	26,471
2.875% due 08/15/2045 (l)	105,207	99,041
3.000% due 05/15/2045	231,583	223,414
3.000% due 02/15/2048 (h)	61,708	59,372
3.125% due 02/15/2042 (h)(j)(l)	251,000	248,461
3.125% due 02/15/2043 (h)(j)	199,000	196,586
3.125% due 05/15/2048 (h)	536,915	529,616
3.625% due 02/15/2044 (h)(j)(l)	302,675	325,027
5.375% due 02/15/2031 (j)	2,000	2,472
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025 (j)	70,136	67,953
0.375% due 01/15/2027 (j)	4,069	3,888
0.500% due 01/15/2028	991	952
0.625% due 01/15/2026 (j)	68,726	67,298
1.750% due 01/15/2028 (j)	14,916	15,980
2.000% due 01/15/2026 (j)	18,537	19,952
2.375% due 01/15/2027 (j)	122,714	136,796
2.500% due 01/15/2029	24,766	28,495
3.875% due 04/15/2029	920	1,186
U.S. Treasury Notes
2.000% due 08/15/2025 (h)(j)(l)	503,900	472,367
2.750% due 02/15/2028 (h)(j)(l)	57,539	56,125
2.875% due 05/15/2028 (h)	87,232	85,940
2.875% due 08/15/2028 (h)	7,738	7,622

Total U.S. Treasury Obligations (Cost $4,077,818)		3,999,076

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	20,220	20,867
BCAP LLC Trust
2.363% due 11/26/2046 •	203	203
2.565% due 05/26/2035 •	235	234
Merrill Lynch Mortgage Investors Trust
3.178% due 01/25/2029 •	95	95
3.336% due 03/25/2028 •	32	32
Structured Adjustable Rate Mortgage Loan Trust
4.328% due 09/25/2034 ~	955	955

Total Non-Agency Mortgage-Backed Securities (Cost $24,707)		22,386

ASSET-BACKED SECURITIES 0.7%
AASET U.S. Ltd.
3.844% due 01/16/2038	18,705	18,545
AIM Aviation Finance Ltd.
4.213% due 02/15/2040 Ø	15,271	15,304
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «	783	804
Business Jet Securities LLC
4.335% due 02/15/2033	5,695	5,706
Eagle Ltd.
2.570% due 12/15/2039	735	734
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	7,335	7,247

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		$21,052	$21,090
MAPS Ltd.
4.212% due 05/15/2043		10,066	10,080
METAL LLC
4.581% due 10/15/2042		21,199	21,280
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		16,292	16,337
SBA Tower Trust
3.869% due 10/15/2049 Ø		11,400	11,388
Sprite Ltd.
4.250% due 12/15/2037		13,839	13,843

Total Asset-Backed Securities (Cost $141,946)			142,358

SOVEREIGN ISSUES 2.0%
Brazil Government International Bond
5.000% due 01/27/2045		46,630	38,476
Colombia Government International Bond
6.125% due 01/18/2041		200	227
Israel Government International Bond
4.125% due 01/17/2048		13,300	12,758
Mexico Government International Bond
4.600% due 01/23/2046		4,171	3,900
4.600% due 02/10/2048		23,200	21,866
5.550% due 01/21/2045 (h)		19,780	21,066
5.750% due 10/12/2110		1,550	1,569
6.050% due 01/11/2040		1,238	1,377
Peru Government International Bond
5.700% due 08/12/2024	PEN	231,100	73,255
6.350% due 08/12/2028		45,700	14,682
8.200% due 08/12/2026		108,300	38,878
Qatar Government International Bond
3.875% due 04/23/2023		$700	706
5.103% due 04/23/2048		24,600	25,636
Saudi Government International Bond
3.250% due 10/26/2026		8,900	8,381
4.000% due 04/17/2025		500	501
4.500% due 10/26/2046		46,700	44,570
4.625% due 10/04/2047		25,700	24,830
5.000% due 04/17/2049		55,900	56,864
Spain Government International Bond
2.150% due 10/31/2025	EUR	1,500	1,876
Uruguay Government International Bond
4.975% due 04/20/2055		$15,100	15,138

Total Sovereign Issues (Cost $415,183)			406,556

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (e)		20,200	26,076

Total Convertible Preferred Securities (Cost $24,500)			26,076

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.1%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(e)		130,000	13,910
Public Storage
6.375% due 03/17/2019 (e)		75,000	1,902
Reinsurance Group of America, Inc.
6.200% (US0003M + 4.370%) due 09/15/2042 ~		258,700	6,899
State Street Corp.
5.900% (US0003M + 3.108%) due 03/15/2024 ~(e)		52,750	1,386

	SHARES	MARKET VALUE (000S)
Ventas Realty LP
5.450% due 03/15/2043	120,000	$2,974

		27,071

INDUSTRIALS 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063	29,925	681

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062	11,150	269
Entergy Arkansas, Inc.
4.750% due 06/01/2063	38,000	877
Entergy Texas, Inc.
5.625% due 06/01/2064	483,816	12,357
SCE Trust
5.000% due 06/26/2022 (e)	724,700	15,653
5.750% (US0003M + 2.990%) due 03/15/2024 ~(e)	463,000	11,672

		40,828

Total Preferred Securities (Cost $68,976)		68,580

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

U.S. TREASURY BILLS 0.1%
2.068% due 11/08/2018 - 12/13/2018 (b)(c)(j)(l)	$10,881	10,853

Total Short-Term Instruments (Cost $10,854)		10,853

Total Investments in Securities (Cost $21,801,586)		21,879,795

	SHARES
INVESTMENTS IN AFFILIATES 2.7%

SHORT-TERM INSTRUMENTS 2.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	54,213,893	536,013

Total Short-Term Instruments (Cost $536,013)		536,013

Total Investments in Affiliates (Cost $536,013)		536,013

Total Investments 111.6% (Cost $22,337,599)		$22,415,808

Financial Derivative Instruments (i)(k) (0.4)% (Cost or Premiums, net $72,047)		(72,442)

Other Assets and Liabilities, net (11.2)%		(2,257,050)

Net Assets 100.0%		$20,086,316

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	91

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$ 44,095	$44,220	0.22%
Delta Air Lines, Inc.	4.286	09/30/2019	09/29/2014	49,518	49,539	0.25
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014	52,262	49,995	0.25
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	25,047	0.12
Rise Ltd.	4.750	02/15/2039	02/11/2014 - 03/14/2017	12,461	12,235	0.06

				$ 182,336	$181,036	0.90%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BCY	(0.500)%	03/02/2018	TBD	(2)	$(3,464)	$(3,454)
	(0.250)	08/21/2018	TBD	(2)	(98)	(98)
	1.000	03/23/2018	TBD	(2)	(2,087)	(2,098)
	1.950	09/27/2018	TBD	(2)	(1,603)	(1,603)
BOS	(0.750)	09/28/2018	TBD	(2)	(1,862)	(1,862)
	1.960	08/20/2018	10/22/2018		(51,563)	(51,680)
	1.960	08/23/2018	10/22/2018		(622)	(623)
	1.960	09/21/2018	10/22/2018		(15,461)	(15,470)
	1.960	09/27/2018	10/22/2018		(1,389)	(1,390)
BRC	1.200	09/27/2018	TBD	(2)	(7,178)	(7,179)
	1.500	10/01/2018	TBD	(2)	(5,460)	(5,460)
	1.950	09/27/2018	TBD	(2)	(20,012)	(20,016)
BSN	2.110	09/14/2018	10/09/2018		(51,812)	(51,863)
	2.130	09/14/2018	10/10/2018		(5,474)	(5,479)
IND	2.230	09/24/2018	11/05/2018		(1,395)	(1,395)
JML	1.250	07/27/2018	TBD	(2)	(524)	(525)
	1.400	08/17/2018	10/01/2018		(2,062)	(2,066)
	1.500	08/17/2018	10/01/2018		(1,192)	(1,194)
	1.550	07/27/2018	TBD	(2)	(524)	(526)
	1.650	08/09/2018	TBD	(2)	(2,170)	(2,174)
JPS	1.650	10/01/2018	TBD	(2)	(2,140)	(2,140)
	1.750	10/01/2018	TBD	(2)	(1,197)	(1,197)
	2.000	09/24/2018	10/02/2018		(2,391)	(2,392)
	2.000	09/26/2018	10/02/2018		(4,956)	(4,958)
	2.100	09/19/2018	10/19/2018		(348,242)	(348,486)
MEI	1.100	10/01/2018	TBD	(2)	(695)	(695)
	1.250	09/19/2018	TBD	(2)	(678)	(679)
NOM	2.240	08/20/2018	10/22/2018		(10,926)	(10,955)
NXN	2.090	08/23/2018	10/05/2018		(78,003)	(78,179)
	2.120	07/12/2018	10/05/2018		(92,625)	(93,067)
	2.140	07/19/2018	10/22/2018		(378,464)	(380,129)
	2.210	08/20/2018	11/15/2018		(537,500)	(538,886)

Total Reverse Repurchase Agreements						$(1,637,918)

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	2.150%	09/24/2018	10/01/2018	$(5,016)	$(5,018)
	2.400	09/24/2018	10/01/2018	(2,950)	(2,952)
BPG	2.370	09/24/2018	10/24/2018	(3,568)	(3,569)
GSC	2.120	09/25/2018	10/02/2018	(198,821)	(198,892)
	2.150	09/11/2018	10/11/2018	(45,357)	(45,412)
	2.230	09/21/2018	10/15/2018	(47,948)	(47,977)
UBS	2.130	08/15/2018	10/16/2018	(63,112)	(63,287)

Total Sale-Buyback Transactions					$(367,107)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(7,253)	$0	$(7,253)	$7,899	$646
BOS	0	(71,025)	0	(71,025)	70,239	(786)
BRC	0	(32,655)	0	(32,655)	34,119	1,464
BSN	0	(57,342)	0	(57,342)	57,201	(141)
IND	0	(1,395)	0	(1,395)	1,381	(14)
JML	0	(6,485)	0	(6,485)	6,919	434
JPS	0	(359,173)	0	(359,173)	350,674	(8,499)
MEI	0	(1,374)	0	(1,374)	695	(679)
NOM	0	(10,955)	0	(10,955)	11,134	179
NXN	0	(1,090,261)	0	(1,090,261)	1,081,209	(9,052)

Master Securities Forward Transaction Agreement
BCY	0	0	(7,970)	(7,970)	7,954	(16)
BPG	0	0	(3,569)	(3,569)	3,560	(9)
GSC	0	0	(292,281)	(292,281)	288,569	(3,712)
UBS	0	0	(63,287)	(63,287)	62,768	(519)

Total Borrowings and Other Financing Transactions	$0	$(1,637,918)	$(367,107)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(3,260)	$0	$0	$(20,198)	$(23,458)
U.S. Government Agencies	0	(10,955)	0	0	(10,955)
U.S. Treasury Obligations	0	(1,033,716)	(540,281)	0	(1,573,997)
Sovereign Issues	0	0	0	(20,016)	(20,016)

Total	$(3,260)	$(1,044,671)	$(540,281)	$(40,214)	$(1,628,426)

Sale-Buyback Transactions
U.S. Treasury Obligations	(7,970)	(359,137)	0	0	(367,107)

Total	$(7,970)	$(359,137)	$0	$0	$(367,107)

Total Borrowings	$(11,230)	$(1,403,808)	$(540,281)	$(40,214)	$(1,995,533)

Payable for reverse repurchase agreements and sale-buyback financing transactions (5)					$(1,995,533)

(h)	Securities with an aggregate market value of $1,985,790 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(2,057,546) at a weighted average interest rate of 1.944%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(142) of deferred price drop.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	93

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(9,492) is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note December 2018 Futures	$107.875	11/23/2018	424	$848	$4	$0
Call - CBOT U.S. Treasury 2-Year Note December 2018 Futures	108.000	11/23/2018	1,150	2,300	10	1
Call - CBOT U.S. Treasury 2-Year Note December 2018 Futures	108.125	11/23/2018	144	288	1	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	107.500	11/23/2018	29	29	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	108.000	11/23/2018	192	192	2	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	109.000	11/23/2018	537	537	4	1

Total Purchased Options					$21	$2

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	$118.500	10/26/2018	418	$418	$(98)	$(117)
Call - CBOT U.S. Treasury 10-Year Note November 2018 Futures	120.500	10/26/2018	418	418	(71)	(13)

Total Written Options					$(169)	$(130)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar September Futures	09/2020	202	$48,902	$(429)	$8	$0
U.S. Treasury 10-Year Note December Futures	12/2018	744	88,373	(890)	23	0
U.S. Treasury 30-Year Bond December Futures	12/2018	1,976	277,628	(6,913)	0	(309)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	488	75,289	(2,580)	0	(168)

				$(10,812)	$31	$(477)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar March Futures	03/2019	5,602	$	(1,360,726)	$8,850	$0	$(210)
Euro-Bund 10-Year Bond December Futures	12/2018	1,283		(236,538)	2,392	0	(1,117)
U.S. Treasury 2-Year Note December Futures	12/2018	1,772		(373,421)	884	0	(83)

					$12,126	$0	$(1,410)

Total Futures Contracts					$1,314	$31	$(1,887)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Cox Communications, Inc.	(1.000)%	Quarterly	12/20/2020	0.174%	$	17,200	$(354)	$40	$(314)	$0	$0
Dow Chemical Co.	(1.000)	Quarterly	12/20/2020	0.144		31,600	(783)	184	(599)	0	(2)

							$(1,137)	$224	$(913)	$0	$(2)

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Arconic, Inc.	1.000%	Quarterly	03/20/2021	0.781%	$	2,700	$29	$(14)	$15	$0	$(7)
Arconic, Inc.	1.000	Quarterly	06/20/2021	0.970		2,600	22	(19)	3	0	(7)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2021	0.265		20,500	446	(78)	368	0	(5)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.334		7,600	173	(14)	159	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.464		3,900	83	1	84	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.554		7,600	149	2	151	0	(3)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.627		4,000	69	4	73	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.710		17,050	243	20	263	0	(6)
Canadian Natural Resources Ltd.	1.000	Quarterly	06/20/2022	0.364		7,800	96	82	178	0	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.501		5,400	(3)	100	97	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.728		500	87	(21)	66	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.530		15,460	2,371	(33)	2,338	3	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.766		5,300	1,179	(367)	812	3	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.163		5,200	925	(134)	791	0	(5)
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.269		7,800	139	(26)	113	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.279		20,000	371	(52)	319	4	0
MetLife, Inc.	5.000	Quarterly	09/20/2019	0.092		1,100	96	(42)	54	0	0
MetLife, Inc.	1.000	Quarterly	09/20/2020	0.201		20,600	444	(118)	326	0	(5)
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.296		25,000	601	(129)	472	0	(11)
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.325		11,000	269	(53)	216	0	(5)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.350		13,750	340	(59)	281	1	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.438		16,550	400	(66)	334	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.505		20,900	480	(63)	417	2	0
Pacific Gas & Electric Co.	1.000	Quarterly	06/20/2021	0.586		2,000	39	(17)	22	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2020	0.210		10,000	216	(41)	175	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.302		7,300	167	(30)	137	0	(2)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.569		14,800	229	29	258	0	(1)
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2022	0.672	EUR	2,000	38	(9)	29	0	(2)
Toll Brothers Finance Corp.	1.000	Quarterly	03/20/2021	0.453	$	5,700	121	(44)	77	0	(4)

							$9,819	$(1,191)	$8,628	$15	$(65)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$6,754,800	$ 123,567	$8,144	$131,711	$0	$(334)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$8,148	$(237)	$109	$(128)	$0	$(4)
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	11,349	(414)	171	(243)	0	(4)
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	473,500	(20,379)	4,759	(15,620)	0	(352)
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	255,800	5,127	(874)	4,253	1	0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	81,001	1,805	(237)	1,568	4	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	108,500	2,421	(195)	2,226	8	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	457,600	9,755	(412)	9,343	0	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	1,523,200	27,082	3,536	30,618	0	(91)

					$25,160	$6,857	$32,017	$13	$(451)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/20/2019	$	1,078,700	$649	$4,877	$5,526	$0	$(150)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		373,400	1,276	1,043	2,319	0	(133)
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	05/08/2023		47,400	(52)	(4)	(56)	36	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	09/19/2023		1,449,650	(30,844)	26,245	(4,599)	909	0
Pay	3-Month USD-LIBOR	2.960	Semi-Annual	09/26/2023		96,200	(112)	(389)	(501)	59	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	09/26/2023		90,100	(90)	(212)	(302)	56	0
Pay(6)	3-Month USD-LIBOR	3.000	Semi-Annual	10/02/2023		93,600	(96)	(241)	(337)	0	(337)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	08/15/2048		400	8	11	19	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	95

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	6-Month EUR-EURIBOR	1.250%	Annual	12/19/2028	EUR	80,000	$(1,372)	$(564)	$(1,936)	$0	$(370)
Receive(6)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		41,400	170	257	427	0	(196)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		16,500	372	(41)	331	0	(216)
Pay(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024	GBP	253,100	(4,691)	281	(4,410)	26	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		349,700	5,849	2,971	8,820	0	(555)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		37,100	(228)	336	108	0	(282)
Pay	6-Month HUF-BBR	1.000	Annual	09/19/2023	HUF	24,794,100	(1,025)	(3,796)	(4,821)	20	0
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023		26,374,000	241	(4,241)	(4,000)	24	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	3,020,000	(1,365)	234	(1,131)	0	0
Receive(6)	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		27,860,000	(9,856)	321	(9,535)	38	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		3,168,600	(29)	154	125	0	(4)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		12,550,000	(614)	213	(401)	0	(7)
Receive(6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		1,680,000	(28)	27	(1)	0	(1)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		4,295,000	(4,067)	333	(3,734)	0	(9)
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022	MXN	2,350,000	0	(263)	(263)	219	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		807,700	87	(128)	(41)	75	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		1,641,500	232	(267)	(35)	153	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		222,400	0	(93)	(93)	20	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		800,800	0	(390)	(390)	73	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		1,684,000	0	(296)	(296)	152	0
Pay	28-Day MXN-TIIE	5.722	Lunar	02/13/2023		18,100	(67)	(14)	(81)	1	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		2,832,800	0	(1,625)	(1,625)	249	0
Pay	28-Day MXN-TIIE	7.520	Lunar	04/18/2023		1,063,300	(41)	(813)	(854)	90	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		1,895,200	256	811	1,067	0	(47)
Receive	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	216	9	225	0	(21)

							$(45,221)	$24,746	$(20,475)	$2,200	$(2,328)

Total Swap Agreements							$112,188	$38,780	$150,968	$2,228	$(3,180)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$2	$31	$2,228	$2,261	$ (130)	$ (1,887)	$ (3,180)	$(5,197)

(j)

Securities with an aggregate market value of $483,701 and cash of $12,452 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2018	EUR	137,701		$161,024	$1,146	$0
	11/2018	HUF	480,438		1,759	29	0
	11/2018		$535	ZAR	7,730	10	0
BPS	10/2018	PEN	54,154		$16,188	0	(193)
	10/2018		$127,820	PEN	422,875	98	(2)
	11/2018		999	MXN	18,908	4	0
	12/2018	PEN	410,000		$123,591	0	(147)
	01/2019		12,875		3,882	1	0
BRC	11/2018		$753	ZAR	11,106	29	0
CBK	10/2018		1,537	MXN	29,755	47	0
	11/2018		1,742	EUR	1,499	3	0
	11/2018		163	MXN	3,173	5	0
DUB	10/2018	PEN	300,000		$89,793	0	(954)
FBF	11/2018		$4	ZAR	51	0	0
GLM	11/2018	GBP	25,021		$32,910	253	0
	11/2018		$1,552	ZAR	23,373	93	0
	11/2018	ZAR	33,521		$2,295	0	(66)
HUS	11/2018		$1,764	MXN	33,404	10	(1)
	11/2018		297	ZAR	4,390	12	0
JPM	10/2018	EUR	7,567		$8,807	21	0
	10/2018		$85,315	GBP	64,761	0	(906)
	10/2018		1,719	JPY	194,051	0	(12)
	11/2018	GBP	64,761		$85,431	906	0
	11/2018	JPY	194,051		1,723	12	0
	11/2018	MXN	129,293		6,648	0	(214)
	11/2018		$774	MXN	14,830	14	0
	11/2018		1,114	ZAR	16,718	64	0
	11/2018	ZAR	45,029		$2,880	0	(292)
RBC	10/2018	GBP	64,761		84,241	0	(168)
	10/2018	PEN	68,721		20,591	0	(196)
SSB	10/2018	JPY	194,051		1,749	41	0
	11/2018		$997	ZAR	15,192	73	0
TOR	10/2018		171,038	EUR	145,268	0	(2,375)
	11/2018	EUR	145,268		$171,451	2,379	0

Total Forward Foreign Currency Contracts						$5,250	$(5,526)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$ 310,500	$737	$26
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020	407,400	2,988	1,602
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019	50,000	3,840	7,436
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	50,700	1,511	1,950
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	11/07/2019	125,000	11,250	17,760
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	52,600	2,525	4,091
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	27,000	1,274	2,105
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018	951,300	2,333	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018	268,400	565	0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	126,500	5,988	2,809
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	41,800	1,268	1,608
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019	96,800	4,646	10,593
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	32,400	2,187	1,216
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	116,300	5,815	3,229
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660	08/26/2019	44,900	1,976	5,133
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	34,800	1,079	1,338
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	78,200	3,597	6,235
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	27,000	1,296	2,115
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	28,500	1,639	572

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	97

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605%	10/17/2018	$10,600	$957	$1,203
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	10/21/2019	150,000	10,800	20,473
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019	76,400	7,258	6,273
RBC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019	70,800	3,767	7,748
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710	08/26/2019	143,200	7,393	15,211

Total Purchased Options							$86,689	$120,726

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800%	10/17/2018	$	500,000	$(463)	$(32)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700	10/17/2018		12,000	(17)	(1)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	10/17/2018	EUR	91,800	(112)	(10)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700	10/17/2018	$	13,800	(19)	(2)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	10/17/2018	EUR	196,800	(241)	(6)
CKL	Put - OTC iTraxx Europe 30 5-Year Index	Sell	0.950	12/19/2018		106,800	(116)	(93)
DUB	Put - OTC CDX.IG-31 5-Year Index	Sell	0.800	12/19/2018	$	94,700	(90)	(67)
FBF	Put - OTC CDX.IG-30 5-Year Index	Sell	0.650	10/17/2018		400,000	(920)	(61)
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.800	11/21/2018		102,500	(72)	(39)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700	10/17/2018		134,200	(131)	(15)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.950	10/17/2018	EUR	88,800	(102)	(2)
JLN	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.850	10/17/2018		101,600	(118)	(6)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	10/17/2018		108,200	(144)	(4)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	10/17/2018	$	455,000	(614)	(29)

							$(3,159)	$(367)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	0

						$(431)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910%	10/12/2018	$	6,800	$(7)	$(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.110	10/12/2018		6,800	(7)	(8)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.010	10/24/2018		98,000	(96)	(101)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.220	10/24/2018		98,000	(96)	(47)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019		255,000	(4,000)	(12,294)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		218,000	(1,546)	(3,704)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/07/2019		625,000	(11,269)	(26,660)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019		231,200	(2,525)	(5,617)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019		119,000	(1,276)	(2,896)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019		62,100	(737)	(36)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020		38,800	(2,988)	(1,775)
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	10/18/2018		87,200	(90)	(40)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.170	10/18/2018		87,200	(90)	(62)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	10/29/2018		85,700	(79)	(93)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200	10/29/2018		85,700	(79)	(64)
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.875	10/10/2018		83,800	(87)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.085	10/10/2018		83,800	(87)	(125)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	10/22/2018		86,500	(103)	(92)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.220	10/22/2018		86,500	(91)	(35)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018		67,700	(636)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018		66,400	(842)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018		66,400	(863)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018		56,500	(565)	0

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	02/19/2019	$	647,700	$(6,625)	$(6,387)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		179,700	(1,268)	(3,053)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		486,000	(4,732)	(15,535)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.840	10/09/2018		82,300	(95)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	10/09/2018		82,300	(90)	(187)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	10/17/2018		208,800	(211)	(54)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/17/2018		208,800	(209)	(208)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980	10/29/2018		82,900	(79)	(79)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.170	10/29/2018		82,900	(79)	(79)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019		141,400	(2,194)	(1,617)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019		581,500	(5,868)	(5,406)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		225,400	(1,976)	(7,205)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		149,600	(1,087)	(2,542)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019		343,800	(3,610)	(8,353)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019		118,700	(1,295)	(2,891)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019		125,600	(1,641)	(503)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830	10/04/2018		95,200	(105)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2018		95,200	(116)	(221)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		118,900	(2,316)	(4,597)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/21/2019		750,000	(10,830)	(31,898)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019		382,000	(7,258)	(9,120)
RBC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		1,076,000	(11,231)	(34,394)

								$(91,074)	$(187,981)

Total Written Options								$(94,664)	$(188,348)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	09/20/2019	0.628%	$60,400	$320	$(84)	$236	$0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.884	29,604	(95)	154	59	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.945	30,950	15	23	38	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.137	37,600	146	101	247	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.170	50,000	216	304	520	0
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.785	42,800	(617)	953	336	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	4,300	(40)	15	0	(25)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	1.109	38,000	(2,102)	2,073	0	(29)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.731	8,600	(353)	138	0	(215)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.137	7,100	(432)	91	0	(341)
	Philippines Government International Bond	1.000	Quarterly	12/20/2021	0.456	10,000	9	162	171	0
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2020	1.467	4,625	(429)	399	0	(30)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.190	1,000	(14)	6	0	(8)
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.884	14,700	(24)	53	29	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.945	3,600	5	(1)	4	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2022	0.831	9,900	(463)	529	66	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2020	1.730	7,000	(861)	778	0	(83)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.137	7,700	(410)	40	0	(370)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.137	50,000	194	134	328	0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.349	9,100	(248)	115	0	(133)
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.884	114,500	163	64	227	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	99

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
	Mexico Government International Bond	1.000%	Quarterly	03/20/2019	0.355%	$15,400	$63	$(11)	$52	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.870	800	(5)	9	4	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	14,150	(146)	143	0	(3)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	9,900	(93)	36	0	(57)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.731	2,900	(116)	44	0	(72)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.137	1,800	(110)	24	0	(86)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.431	1,000	(83)	72	0	(11)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.137	42,650	208	72	280	0
DUB	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.536	134,400	316	177	493	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.628	70,100	(284)	558	274	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.354	2,500	4	0	4	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.355	19,400	(57)	122	65	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.137	5,300	(311)	57	0	(254)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.137	44,100	150	140	290	0
GST	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.190	2,000	(26)	10	0	(16)
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.884	55,000	79	30	109	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.945	23,550	0	29	29	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	32,500	(290)	282	0	(8)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	1.109	800	(47)	46	0	(1)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.335	700	(78)	75	0	(3)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.341	5,400	(519)	473	0	(46)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.731	11,900	(486)	189	0	(297)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.137	3,700	(214)	36	0	(178)
HUS	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.190	1,200	(16)	7	0	(9)
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.536	123,100	(1,412)	1,863	451	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.945	4,000	(4)	9	5	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.355	16,400	8	47	55	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2020	0.511	10,750	(225)	330	105	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	86,650	(738)	717	0	(21)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	5,900	(55)	21	0	(34)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.898	8,250	(593)	602	9	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.137	7,500	(486)	126	0	(360)
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.170	43,800	168	288	456	0
JPM	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.945	50,000	74	(12)	62	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.355	52,300	209	(33)	176	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	5,800	(54)	21	0	(33)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.137	4,300	19	9	28	0
MYC	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.536	30,100	(254)	364	110	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.628	12,200	(128)	176	48	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.945	40,600	75	(25)	50	0

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
	Mexico Government International Bond	1.000%	Quarterly	03/20/2019	0.355%	$8,950	$35	$(5)	$30	$0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.137	102,300	479	193	672	0
	Spain Government International Bond	1.000	Quarterly	09/20/2019	0.152	24,500	363	(153)	210	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.170	58,000	251	353	604	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.431	3,100	(256)	222	0	(34)

							$(9,605)	$13,780	$6,932	$(2,757)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
DUB	CMBX.NA.BBB-.7 Index	3.000%	Monthly	01/17/2047	$4,400	$(437)	$191	$0	$(246)
FBF	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	122,400	(6,174)	7,479	1,305	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(53)	61	8	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	35,800	(1,903)	2,285	382	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,100	(451)	546	95	0
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,200	(1,109)	742	0	(367)
JPS	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	15,300	(811)	(986)	0	(1,797)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	22,600	(1,985)	722	0	(1,263)
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	393	(4)	8	4	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	28,400	(1,590)	1,893	303	0
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	3,200	(312)	133	0	(179)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,300	(160)	83	0	(77)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	261	33	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,400	(197)	233	36	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,400	(586)	707	121	0
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	19,500	(1,433)	(857)	0	(2,290)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	17,800	(2,052)	1,058	0	(994)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	2,000	(321)	176	0	(145)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	12,600	(2,376)	1,629	0	(747)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(139)	160	21	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	106	14	0

						$(22,413)	$16,630	$2,322	$(8,105)

Total Swap Agreements						$(32,018)	$30,410	$9,254	$(10,862)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$1,185	$34,970	$1,100	$37,255	$0	$(53,171)	$0	$(53,171)	$(15,916)	$18,098	$2,182
BPS	103	0	507	610	(342)	(270)	(610)	(1,222)	(612)	656	44
BRC	29	0	427	456	0	(135)	(491)	(626)	(170)	396	226
CBK	55	0	563	618	0	(127)	(362)	(489)	129	(490)	(361)
CKL	0	0	0	0	0	(93)	0	(93)	(93)	0	(93)
DUB	0	4,417	1,126	5,543	(954)	(9,507)	(500)	(10,961)	(5,418)	3,151	(2,267)
FAR	0	10,593	0	10,593	0	(15,535)	0	(15,535)	(4,942)	6,092	1,150
FBF	0	0	1,305	1,305	0	(100)	0	(100)	1,205	(1,080)	125
GLM	346	19,838	0	20,184	(66)	(29,124)	0	(29,190)	(9,006)	10,534	1,528
GST	0	0	623	623	0	(17)	(916)	(933)	(310)	439	129
HUS	22	0	1,081	1,103	(1)	0	(424)	(425)	678	(590)	88
JLN	0	0	0	0	0	(10)	0	(10)	(10)	0	(10)
JPM	1,017	1,203	266	2,486	(1,424)	(4,847)	(33)	(6,304)	(3,818)	4,203	385
JPS	0	0	0	0	0	0	(3,060)	(3,060)	(3,060)	3,017	(43)
MEI	0	0	307	307	0	0	(256)	(256)	51	0	51

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	101

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
MYC	$0	$26,746	$1,914	$28,660	$0	$(41,018)	$(4,176)	$(45,194)	$(16,534)	$16,699	$165
NGF	0	0	0	0	0	0	(34)	(34)	(34)	0	(34)
RBC	0	22,959	0	22,959	(364)	(34,394)	0	(34,758)	(11,799)	13,087	1,288
SAL	0	0	21	21	0	0	0	0	21	0	21
SSB	114	0	0	114	0	0	0	0	114	0	114
TOR	2,379	0	0	2,379	(2,375)	0	0	(2,375)	4	0	4
UAG	0	0	14	14	0	0	0	0	14	0	14

Total Over the Counter	$5,250	$120,726	$9,254	$135,230	$(5,526)	$(188,348)	$(10,862)	$(204,736)

(l)

Securities with an aggregate market value of $81,513 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	31	31
Swap Agreements	0	28	0	0	2,200	2,228

	$0	$28	$0	$0	$2,233	$2,261

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,250	$0	$5,250
Purchased Options	0	0	0	0	120,726	120,726
Swap Agreements	0	9,254	0	0	0	9,254

	$0	$9,254	$0	$5,250	$120,726	$135,230

	$0	$9,282	$0	$5,250	$122,959	$137,491

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$130	$130
Futures	0	0	0	0	1,887	1,887
Swap Agreements	0	852	0	0	2,328	3,180

	$0	$852	$0	$0	$4,345	$5,197

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,526	$0	$5,526
Written Options	0	367	0	0	187,981	188,348
Swap Agreements	0	10,862	0	0	0	10,862

	$0	$11,229	$0	$5,526	$187,981	$204,736

	$0	$12,081	$0	$5,526	$192,326	$209,933

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(98)	$(98)
Written Options	0	0	0	0	2,143	2,143
Futures	0	0	0	0	(6,042)	(6,042)
Swap Agreements	0	53,285	0	0	(17,692)	35,593

	$0	$53,285	$0	$0	$(21,689)	$31,596

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$24,901	$0	$24,901
Purchased Options	0	0	0	0	(49,028)	(49,028)
Written Options	0	6,696	0	0	5,440	12,136
Swap Agreements	0	20,432	0	0	(879)	19,553

	$0	$27,128	$0	$24,901	$(44,467)	$7,562

	$0	$80,413	$0	$24,901	$(66,156)	$39,158

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$16	$16
Written Options	0	0	0	0	(236)	(236)
Futures	0	0	0	0	(6,255)	(6,255)
Swap Agreements	0	24,773	0	0	26,034	50,807

	$0	$24,773	$0	$0	$19,559	$44,332

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,015)	$0	$(2,015)
Purchased Options	0	0	0	0	62,642	62,642
Written Options	0	1,078	0	0	(81,015)	(79,937)
Swap Agreements	0	(11,544)	0	0	471	(11,073)

	$0	$(10,466)	$0	$(2,015)	$(17,902)	$(30,383)

	$0	$14,307	$0	$(2,015)	$1,657	$13,949

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$19,802	$336,873	$171,256	$527,931
Corporate Bonds & Notes
Banking & Finance	0	5,005,657	25,047	5,030,704
Industrials	0	7,276,735	6,291	7,283,026
Utilities	0	2,763,995	0	2,763,995
Municipal Bonds & Notes
California	0	436,609	0	436,609
Georgia	0	55,076	0	55,076
Illinois	0	47,370	0	47,370
Indiana	0	2,338	0	2,338
Kentucky	0	456	0	456
Massachusetts	0	4,025	0	4,025
Mississippi	0	4,291	0	4,291

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
New Jersey	$0	$21,237	$0	$21,237
New Mexico	0	6,139	0	6,139
New York	0	159,316	0	159,316
Ohio	0	92,345	0	92,345
Pennsylvania	0	14,374	0	14,374
Texas	0	36,132	0	36,132
U.S. Government Agencies	0	718,546	0	718,546
U.S. Treasury Obligations	0	3,999,076	0	3,999,076
Non-Agency Mortgage-Backed Securities	0	22,386	0	22,386
Asset-Backed Securities	0	141,554	804	142,358
Sovereign Issues	0	406,556	0	406,556
Convertible Preferred Securities
Banking & Finance	26,076	0	0	26,076

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	103

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)

September 30, 2018 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Preferred Securities
Banking & Finance	$10,187	$16,884	$0	$27,071
Industrials	681	0	0	681
Utilities	27,594	13,234	0	40,828
Short-Term Instruments
U.S. Treasury Bills	0	10,853	0	10,853

	$84,340	$21,592,057	$203,398	$21,879,795

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$536,013	$0	$0	$536,013

Total Investments	$620,353	$21,592,057	$203,398	$22,415,808

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$31	$2,230	$0	$2,261
Over the counter	0	135,230	0	135,230

	$31	$137,460	$0	$137,491

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,887)	(3,310)	0	(5,197)
Over the counter	0	(204,736)	0	(204,736)

	$(1,887)	$(208,046)	$0	$(209,933)

Total Financial Derivative Instruments	$(1,856)	$(70,586)	$0	$(72,442)

Totals	$618,497	$21,521,471	$203,398	$22,343,366

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2018(1)
Investments in Securities, at Value
Loan Participations and Assignments	$217,399	$47,134	$(28,256)	$(1)	$(3)	$(1,584)	$0	$(63,433)	$171,256	$(1,348)
Corporate Bonds & Notes
Banking & Finance	26,028	0	0	0	0	(981)	0	0	25,047	(981)
Industrials	7,262	0	0	0	0	50	6,291	(7,312)	6,291	0
Asset-Backed Securities	17,942	0	(808)	(3)	(3)	13	0	(16,337)	804	(12)

Totals	$268,631	$47,134	$(29,064)	$(4)	$(6)	$(2,502)	$6,291	$(87,082)	$203,398	$(2,341)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$24,412	Indicative Market Quotation	Broker Quote	98.250-99.000
	146,844	Proxy Pricing	Base Price	95.500-100.250
Corporate Bonds & Notes
Banking & Finance	25,047	Reference Instrument	Option Adjusted Spread	500.644 bps
Industrials	6,291	Third Party Vendor	Broker Quote	97.590-101.626
Asset-Backed Securities	804	Third Party Vendor	Broker Quote	102.750

Total	$203,398

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.4%

CORPORATE BONDS & NOTES 30.2%

BANKING & FINANCE 21.8%
ABN AMRO Bank NV
2.450% due 06/04/2020	$490	$484
2.500% due 10/30/2018	1,000	1,001
American Express Credit Corp.
3.041% (US0003M + 0.730%) due 05/26/2020 ~	720	726
American International Group, Inc.
4.875% due 06/01/2022	138	144
American Tower Corp.
3.000% due 06/15/2023	1,700	1,638
ANZ New Zealand International Ltd.
2.250% due 02/01/2019	1,500	1,498
Australia & New Zealand Banking Group Ltd.
3.026% (US0003M + 0.660%) due 09/23/2019 ~	1,600	1,609
Aviation Capital Group LLC
3.013% (US0003M + 0.670%) due 07/30/2021 ~	2,000	2,008
Axis Bank Ltd.
3.250% due 05/21/2020	1,000	987
Bank of America Corp.
2.151% due 11/09/2020	1,000	979
3.106% (US0003M + 0.790%) due 03/05/2024 ~	700	700
3.307% (US0003M + 0.960%) due 07/23/2024 ~	800	804
3.342% (US0003M + 1.000%) due 04/24/2023 ~	1,000	1,014
3.499% due 05/17/2022 •	2,200	2,199
3.550% due 03/05/2024 •	1,700	1,681
Bank of Montreal
2.375% due 01/25/2019	700	700
Bank of New York Mellon Corp.
2.050% due 05/03/2021	600	582
2.450% due 11/27/2020	140	138
2.500% due 04/15/2021	200	196
2.600% due 08/17/2020	410	407
Banque Federative du Credit Mutuel S.A.
3.308% (US0003M + 0.960%) due 07/20/2023 ~	2,600	2,619
Barclays PLC
3.200% due 08/10/2021	900	884
3.250% due 01/12/2021	3,100	3,062
BOC Aviation Ltd.
3.499% (US0003M + 1.125%) due 09/26/2023 ~	2,400	2,399
BPCE S.A.
2.250% due 01/27/2020	1,500	1,481
3.000% due 05/22/2022	2,000	1,935
Capital One Financial Corp.
2.500% due 05/12/2020	1,000	988
Caterpillar Financial Services Corp.
7.050% due 10/01/2018	1,255	1,255
CC Holdings GS LLC
3.849% due 04/15/2023	970	964
Citigroup, Inc.
2.450% due 01/10/2020	700	694
2.700% due 03/30/2021	2,000	1,966
3.295% (US0003M + 0.960%) due 04/25/2022 ~	2,000	2,021
3.750% due 06/16/2024	450	447
Citizens Bank N.A.
2.500% due 03/14/2019	400	400
Commonwealth Bank of Australia
1.750% due 11/07/2019	700	691
2.250% due 03/13/2019	3,000	2,994
Cooperatieve Rabobank UA
3.234% (US0003M + 0.860%) due 09/26/2023 ~	5,000	5,010
Credit Suisse AG
3.000% due 10/29/2021	610	601

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Group AG
3.574% due 01/09/2023	$1,500	$1,471
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	655	649
3.125% due 12/10/2020	1,400	1,389
3.450% due 04/16/2021	400	399
3.800% due 06/09/2023	900	890
Deutsche Bank AG
2.500% due 02/13/2019	1,900	1,895
3.783% (US0003M + 1.450%) due 01/18/2019 ~	500	501
4.250% due 10/14/2021	800	797
Discover Bank
4.200% due 08/08/2023	2,000	2,009
Ford Motor Credit Co. LLC
2.551% due 10/05/2018	500	500
3.200% due 01/15/2021	1,600	1,577
General Motors Financial Co., Inc.
2.350% due 10/04/2019	2,000	1,988
3.550% due 04/09/2021	500	500
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	5,300	5,173
3.484% (US0003M + 1.170%) due 11/15/2021 ~	2,000	2,023
4.000% due 03/03/2024	1,200	1,204
5.375% due 03/15/2020	500	516
Guardian Life Global Funding
2.000% due 04/26/2021	700	678
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020	250	246
2.400% due 06/15/2020	1,100	1,078
HSBC Bank PLC
4.125% due 08/12/2020	4,900	4,978
HSBC Holdings PLC
3.033% due 11/22/2023 •	1,000	966
3.600% due 05/25/2023	600	594
3.950% due 05/18/2024 •	1,050	1,044
ING Groep NV
3.150% due 03/29/2022	2,800	2,735
International Lease Finance Corp.
6.250% due 05/15/2019	700	714
Jackson National Life Global Funding
2.250% due 04/29/2021	200	194
2.811% (US0003M + 0.480%) due 06/11/2021 ~	300	302
3.300% due 06/11/2021	2,100	2,092
JPMorgan Chase & Co.
2.295% due 08/15/2021	1,700	1,653
2.400% due 06/07/2021	200	195
3.237% (US0003M + 0.890%) due 07/23/2024 ~	2,100	2,109
3.797% due 07/23/2024 •	5,000	4,999
LeasePlan Corp. NV
2.875% due 01/22/2019	600	600
Lloyds Bank PLC
2.300% due 11/27/2018	225	225
2.700% due 08/17/2020	1,200	1,189
5.800% due 01/13/2020	1,100	1,134
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~	1,200	1,204
Macquarie Bank Ltd.
2.600% due 06/24/2019	1,000	998
Metropolitan Life Global Funding
2.769% (US0003M + 0.430%) due 12/19/2018 ~	600	601
Mitsubishi UFJ Financial Group, Inc.
3.455% due 03/02/2023	2,000	1,975
Mizuho Bank Ltd.
2.400% due 03/26/2020	2,700	2,666
2.450% due 04/16/2019	1,200	1,198
Morgan Stanley
3.119% (US0003M + 0.800%) due 02/14/2020 ~	2,500	2,506
3.528% (US0003M + 1.180%) due 01/20/2022 ~	2,500	2,536

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.737% due 04/24/2024 •	$1,600	$1,590
5.500% due 07/28/2021	1,400	1,475
7.300% due 05/13/2019	770	791
MUFG Bank Ltd.
2.300% due 03/05/2020	1,300	1,282
2.350% due 09/08/2019	1,900	1,889
National Australia Bank Ltd.
2.250% due 01/10/2020	3,000	2,966
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~	2,800	2,807
Nationwide Building Society
4.363% due 08/01/2024 •	1,600	1,593
New York Life Global Funding
2.000% due 04/13/2021	1,000	971
Nissan Motor Acceptance Corp.
2.854% due 09/13/2019 •	400	401
2.983% (US0003M + 0.630%) due 09/21/2021 ~	2,500	2,506
3.150% due 03/15/2021	1,100	1,091
Nordea Bank AB
4.875% due 01/27/2020	800	818
Oversea-Chinese Banking Corp. Ltd.
2.762% (US0003M + 0.450%) due 05/17/2021 ~	2,500	2,511
PNC Bank N.A.
2.450% due 11/05/2020	280	275
Pricoa Global Funding
2.550% due 11/24/2020	1,165	1,147
Principal Life Global Funding
2.150% due 01/10/2020	3,500	3,463
Protective Life Global Funding
2.615% due 08/22/2022	2,000	1,924
Qatari Diar Finance Co.
5.000% due 07/21/2020	2,300	2,363
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •	1,000	970
Santander Holdings USA, Inc.
3.400% due 01/18/2023	1,700	1,641
Santander UK Group Holdings PLC
2.875% due 10/16/2020	1,600	1,580
3.125% due 01/08/2021	1,000	989
State Bank of India
3.287% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,003
State Street Corp.
3.222% (US0003M + 0.900%) due 08/18/2020 ~	520	527
Sumitomo Mitsui Banking Corp.
2.050% due 01/18/2019	1,500	1,498
2.450% due 01/16/2020	1,600	1,586
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	900	871
Synchrony Financial
3.578% (US0003M + 1.230%) due 02/03/2020 ~	450	453
Toyota Motor Credit Corp.
2.773% (US0003M + 0.440%) due 10/18/2019 ~	700	703
2.950% due 04/13/2021	2,100	2,091
U.S. Bank N.A.
2.655% (US0003M + 0.320%) due 04/26/2021 ~	2,650	2,661
UBS AG
2.375% due 08/14/2019	1,650	1,643
2.450% due 12/01/2020	2,250	2,206
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	1,500	1,440
2.950% due 09/24/2020	710	703
Unum Group
3.000% due 05/15/2021	600	591
Waha Aerospace BV
3.925% due 07/28/2020	184	185

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	105

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEA Finance LLC
3.250% due 10/05/2020	$400	$399
Wells Fargo & Co.
3.268% (US0003M + 0.930%) due 02/11/2022 ~	600	606
3.300% due 09/09/2024	2,000	1,940
3.452% (US0003M + 1.110%) due 01/24/2023 ~	5,300	5,369
3.661% (US0003M + 1.340%) due 03/04/2021 ~	1,190	1,217

		179,531

INDUSTRIALS 6.3%
America West Airlines Pass-Through Trust
8.057% due 01/02/2022	93	99
American Airlines Pass-Through Trust
3.375% due 11/01/2028	427	411
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,000	992
Aptiv PLC
3.150% due 11/19/2020	400	397
Arrow Electronics, Inc.
4.500% due 03/01/2023	1,800	1,822
BAT Capital Corp.
2.297% due 08/14/2020	1,700	1,667
Baxalta, Inc.
2.875% due 06/23/2020	447	444
BMW U.S. Capital LLC
3.100% due 04/12/2021	3,300	3,279
BP AMI Leasing, Inc.
5.523% due 05/08/2019	895	910
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	161	162
CVS Health Corp.
4.100% due 03/25/2025	2,900	2,895
4.750% due 12/01/2022	2,381	2,468
Daimler Finance North America LLC
2.250% due 07/31/2019	1,415	1,407
2.300% due 01/06/2020	1,500	1,486
Dell International LLC
5.450% due 06/15/2023	200	210
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,500	2,559
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020	350	345
EMD Finance LLC
2.400% due 03/19/2020	200	197
Enbridge, Inc.
3.034% (US0003M + 0.700%) due 06/15/2020 ~	1,200	1,205
Enterprise Products Operating LLC
2.550% due 10/15/2019	110	110
Equifax, Inc.
3.184% (US0003M + 0.870%) due 08/15/2021 ~	1,500	1,510
Flex Ltd.
4.625% due 02/15/2020	700	709
GATX Corp.
2.500% due 03/15/2019	800	799
Georgia-Pacific LLC
5.400% due 11/01/2020	700	729
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	2,000	2,063
Hyundai Capital America
2.550% due 02/06/2019	500	499
3.137% due 09/18/2020 •	2,900	2,907
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,100	1,090
Martin Marietta Materials, Inc.
2.838% (US0003M + 0.500%) due 12/20/2019 ~	2,000	2,005
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	233	242

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	$1,300	$1,332
Petroleos Mexicanos
4.875% due 01/24/2022	200	203
5.500% due 01/21/2021	180	186
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	500	483
Solvay Finance America LLC
3.400% due 12/03/2020	1,100	1,099
Southern Co.
2.802% (US0003M + 0.490%) due 02/14/2020 ~	1,700	1,700
3.037% (US0003M + 0.700%) due 09/30/2020 ~	1,100	1,104
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,325	2,322
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	300	308
5.877% due 07/15/2019	500	511
Unilever Capital Corp.
2.200% due 03/06/2019	370	370
Union Pacific Corp.
2.250% due 02/15/2019	290	290
United Technologies Corp.
2.965% (US0003M + 0.650%) due 08/16/2021 ~	2,500	2,507
VMware, Inc.
2.300% due 08/21/2020	1,500	1,471
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	500	495
Zimmer Biomet Holdings, Inc.
3.089% (US0003M + 0.750%) due 03/19/2021 ~	2,000	2,002

		52,001

UTILITIES 2.1%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	2,500	2,523
3.200% due 03/01/2022	1,000	986
3.514% (US0003M + 1.180%) due 06/12/2024 ~	2,000	2,010
Dominion Energy, Inc.
2.914% (US0003M + 0.600%) due 05/15/2020 ~	1,800	1,801
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~	1,200	1,203
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	500	509
MidAmerican Energy Co.
2.400% due 03/15/2019	500	500
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	2,000	2,004
Oncor Electric Delivery Co. LLC
2.150% due 06/01/2019	1,000	995
Progress Energy, Inc.
4.400% due 01/15/2021	92	94
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	1,600	1,560
4.375% due 04/10/2024	500	507
Verizon Communications, Inc.
3.125% due 03/16/2022	1,000	991
3.376% due 02/15/2025	1,629	1,587

		17,270

Total Corporate Bonds & Notes (Cost $250,345)		248,802

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.6%

ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	$900	$955

CALIFORNIA 0.6%
California Department of Water Resources State Revenue Notes, Series 2012
1.871% due 12/01/2019	10	10
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	336	336
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	290	309
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047	900	888
Industry Public Facilities Authority, California Tax Allocation Notes, (AGM Insured), Series 2015
2.789% due 01/01/2019	3,000	3,001
University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	250	245

		4,789

COLORADO 0.1%
University of Colorado Revenue Notes, Series 2015
2.001% due 06/01/2020	485	477

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	250	261

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.700% due 01/01/2022	340	336

IDAHO 0.1%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	1,200	1,144

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	750	765

NEW YORK 0.3%
New York State Urban Development Corp., Revenue Notes, Series 2017
2.100% due 03/15/2022	2,210	2,166
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	520	516

		2,682

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.461% (US0003M + 0.140%) due 12/01/2023 ~	104	104

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	$770	$764
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	500	513

		1,277

Total Municipal Bonds & Notes (Cost $12,951)		12,790

U.S. GOVERNMENT AGENCIES 21.9%
Fannie Mae
1.250% due 08/23/2019	500	494
2.000% due 01/05/2022	6,200	6,024
2.375% due 01/19/2023	2,400	2,340
2.456% due 06/25/2037 •	116	115
2.522% due 12/25/2046 •	2,151	2,156
2.532% due 10/25/2046 •	2,151	2,147
2.582% due 01/25/2047 •	2,503	2,507
2.716% due 11/25/2040 •	348	350
2.726% due 03/25/2041 •	1,915	1,928
3.500% due 09/01/2048	9,445	9,303
3.980% due 07/01/2021	710	723
4.000% due 09/01/2048	8,949	9,045
4.066% due 10/01/2037 •	196	206
4.073% due 07/01/2034 •	166	172
4.500% due 08/01/2048	4,947	5,108
5.500% due 04/01/2034 - 04/01/2039	282	305
Fannie Mae, TBA
3.000% due 11/01/2033	8,200	8,090
3.500% due 10/01/2033 - 11/01/2048	33,700	33,358
4.000% due 11/01/2048	16,800	16,941
4.500% due 11/01/2048	3,000	3,091
Federal Home Loan Bank
0.875% due 08/05/2019	750	739
2.625% due 05/28/2020	3,500	3,491
Freddie Mac
1.625% due 09/29/2020	2,100	2,052
2.432% due 10/15/2037 •	2,290	2,292
2.582% due 07/15/2041 •	2,642	2,641
3.000% due 08/15/2046	1,984	1,941
3.500% due 07/01/2048	6,940	6,835
4.000% due 09/01/2048	5,981	6,045
4.097% due 06/01/2037 •	220	232
Freddie Mac, TBA
4.000% due 10/01/2048 - 11/01/2048	22,700	22,906
Ginnie Mae
2.504% due 11/20/2045 •	928	926
2.540% due 02/20/2067 •	2,789	2,795
2.570% due 09/20/2065 •	1,846	1,851
2.600% due 10/20/2065 •	2,383	2,398
2.620% due 07/20/2063 •	1,067	1,071
2.650% due 06/20/2065 •	1,644	1,652
2.660% due 06/20/2065 •	1,052	1,058
2.680% due 03/20/2065 •	2,148	2,162
2.730% due 11/20/2065 •	1,843	1,849
2.850% due 02/20/2066 •	1,263	1,268
2.980% due 04/20/2066 •	5,065	5,159
3.080% due 01/20/2067 •	2,249	2,304
Tennessee Valley Authority
2.250% due 03/15/2020	2,300	2,283

Total U.S. Government Agencies (Cost $180,926)		180,353

U.S. TREASURY OBLIGATIONS 37.2%
U.S. Treasury Notes
1.000% due 11/30/2018	25,500	25,452
1.000% due 11/15/2019	14,400	14,135
1.125% due 01/31/2019	7,000	6,973
1.250% due 03/31/2019	8,000	7,954
1.375% due 09/30/2019	25,200	24,885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.500% due 10/31/2019	$83,000	$81,969
1.500% due 07/15/2020 (d)	4,000	3,910
1.750% due 09/30/2022 (d)	1,700	1,625
1.875% due 07/31/2022	7,900	7,602
2.000% due 10/31/2022	3,200	3,086
2.125% due 12/31/2021	7,400	7,225
2.375% due 04/30/2020	39,700	39,458
2.375% due 04/15/2021	14,300	14,131
2.625% due 07/31/2020	68,000	67,786

Total U.S. Treasury Obligations (Cost $308,799)		306,191

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
Bancorp Commercial Mortgage Trust
3.070% due 09/15/2035 •	3,000	3,006
BANK
3.279% due 11/15/2054	1,700	1,632
CGGS Commercial Mortgage Trust
3.058% due 02/15/2037 •	2,000	2,005
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	1,400	1,369
3.297% due 10/12/2050	2,000	1,959
Commercial Mortgage Trust
3.244% due 10/10/2029	2,000	1,948
Great Wolf Trust
3.158% due 09/15/2034 •	1,500	1,502
GS Mortgage Securities Trust
3.801% due 01/10/2047	1,200	1,216
JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	1,100	1,074
JPMorgan Chase Commercial Mortgage Securities Corp.
2.958% due 06/15/2032 •	1,500	1,502
JPMorgan Chase Commercial Mortgage Securities Trust
3.008% due 10/15/2032 •	898	898
Ladder Capital Commercial Mortgage Mortgage Trust
3.038% due 09/15/2034 •	1,035	1,036
Morgan Stanley Capital Trust
2.606% due 08/15/2049	600	571
2.860% due 11/15/2049	3,000	2,896
Motel 6 Trust
3.078% due 08/15/2034 •	1,065	1,067
UBS Commercial Mortgage Trust
3.903% due 02/15/2051	1,500	1,518
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	1,300	1,239
2.911% due 06/15/2049	1,000	971
4.147% due 06/15/2051	600	614

Total Non-Agency Mortgage-Backed Securities (Cost $28,496)		28,023

ASSET-BACKED SECURITIES 7.2%
Apidos CLO
3.467% due 07/22/2026 •	600	601
Arbor Realty Collateralized Loan Obligation Ltd.
3.148% due 12/15/2027 •	2,000	2,004
Atlas Senior Loan Fund Ltd.
2.994% due 02/17/2026 •	1,068	1,066
Avery Point CLO Ltd.
3.435% due 04/25/2026 •	865	865
B&M CLO Ltd.
3.069% due 04/16/2026 •	1,411	1,412
Capital One Multi-Asset Execution Trust
2.608% due 02/15/2022 •	900	902
Denali Capital CLO LLC
3.385% due 10/26/2027 •	1,000	1,000
ECMC Group Student Loan Trust
2.966% due 02/27/2068 •	2,371	2,374
3.266% due 05/25/2067 •	1,216	1,236
Emerson Park CLO Ltd.
3.319% due 07/15/2025 •	160	160
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •	3,000	3,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Figueroa CLO Ltd.
3.188% due 06/20/2027 •	$2,000	$2,001
Gallatin CLO Ltd.
3.389% (US0003M + 1.050%) due 07/15/2027 ~	900	901
Jamestown CLO Ltd.
3.209% due 01/15/2028 •	2,000	1,994
Loomis Sayles CLO Ltd.
3.239% due 04/15/2028 •	1,400	1,399
Monroe Capital BSL CLO Ltd.
3.449% due 05/22/2027 •	1,050	1,049
Mountain Hawk CLO Ltd.
3.533% due 04/18/2025 •	526	526
Navient Student Loan Trust
2.389% due 06/27/2067 •	3,250	3,251
2.596% due 03/25/2067 •	3,000	3,001
Nelnet Student Loan Trust
2.816% due 03/25/2030 •	983	990
3.111% due 11/25/2048 •	295	299
3.115% due 07/27/2048 •	582	589
OHA Credit Partners Ltd.
3.358% due 10/20/2025 •	573	573
Palmer Square Loan Funding Ltd.
3.273% due 11/15/2026 •(a)	2,100	2,100
Seneca Park CLO Ltd.
3.456% due 07/17/2026 •	1,000	1,000
SLC Student Loan Trust
2.374% due 05/15/2029 •	1,280	1,267
2.434% due 09/15/2026 •	167	167
2.444% due 03/15/2027 •	333	332
2.474% due 05/15/2023 •	1,662	1,661
3.186% due 11/25/2042 •	472	478
SLM Student Loan Trust
2.425% due 01/26/2026 •	3,121	3,113
2.435% due 01/27/2025 •	325	325
2.435% due 04/25/2027 •	351	351
2.445% due 01/27/2025 •	279	279
2.445% due 10/27/2025 •	238	238
2.455% due 01/25/2027 •	474	473
2.475% due 10/25/2028 •	2,915	2,909
2.545% due 04/25/2023 •	9	9
2.804% due 12/15/2027 •	1,566	1,573
2.885% due 04/27/2026 •	1,106	1,109
Sound Point CLO Ltd.
3.228% due 07/20/2027 •	1,550	1,548
Sudbury Mill CLO Ltd.
3.486% due 01/17/2026 •	744	745
Symphony CLO Ltd.
3.369% due 10/15/2025 •	830	831
Telos CLO Ltd.
3.606% due 01/17/2027 •	900	901
THL Credit Wind River CLO Ltd.
3.209% due 10/15/2027 •	4,138	4,136
TICP CLO Ltd.
3.743% due 04/20/2028 •	1,000	990
Voya CLO Ltd.
3.055% due 07/25/2026 •	1,700	1,700

Total Asset-Backed Securities (Cost $59,352)		59,428

SOVEREIGN ISSUES 1.1%
Japan Bank for International Cooperation
2.125% due 06/01/2020	1,100	1,083
2.125% due 07/21/2020	1,600	1,572
Province of Quebec
2.375% due 01/31/2022	1,300	1,266
2.625% due 02/13/2023	4,500	4,386
Qatar Government International Bond
5.250% due 01/20/2020	640	658

Total Sovereign Issues (Cost $9,094)		8,965

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	107

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 6.8%

CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC
2.866% (US0003M + 0.500%) due 09/24/2020 ~	$2,700	$2,705

REPURCHASE AGREEMENTS (b) 6.5%
		53,176

Total Short-Term Instruments (Cost $55,876)		55,881

Total Investments in Securities (Cost $905,839)		900,433

MARKET VALUE (000S)
Total Investments 109.4% (Cost $905,839)	$900,433

Financial Derivative Instruments (c)(e) 0.0% (Cost or Premiums, net $2,286)	43

Other Assets and Liabilities, net (9.4)%	(77,245)

Net Assets 100.0%	$823,231

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	2.330%	09/28/2018	10/01/2018	$16,200	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(16,516)	$16,200	$16,203
BSN	2.330	09/28/2018	10/01/2018	19,500	U.S. Treasury Notes 1.000% due 11/15/2019	(19,905)	19,500	19,504
FICC	1.750	09/28/2018	10/01/2018	1,276	U.S. Treasury Notes 2.750% due 07/31/2023	(1,303)	1,276	1,276
GSC	2.330	09/28/2018	10/01/2018	16,200	Freddie Mac 4.500% due 10/01/2045	(16,717)	16,200	16,203

Total Repurchase Agreements						$(54,441)	$53,176	$53,186

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$16,203	$0	$0	$16,203	$(16,516)	$(313)
BSN	19,504	0	0	19,504	(19,905)	(401)
FICC	1,276	0	0	1,276	(1,303)	(27)
GSC	16,203	0	0	16,203	(16,717)	(514)

Total Borrowings and Other Financing Transactions	$53,186	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2018	1,166	$245,716	$(653)	$54	$0
U.S. Treasury 5-Year Note December Futures	12/2018	86	9,673	(50)	5	0

				$(703)	$59	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2018	462	$(54,877)	$552	$0	$(14)

Total Futures Contracts				$(151)	$59	$(14)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.293%	$	1,300	$30	$(5)	$25	$0	$(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.334		1,150	27	(3)	24	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.408		450	11	(1)	10	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2023	1.419		2,000	334	(21)	313	0	(3)
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.310		900	19	0	19	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.350		800	20	(4)	16	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.438		300	8	(2)	6	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.505		300	7	(1)	6	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.302		1,400	33	(7)	26	0	0

							$489	$(44)	$445	$1	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$13,900	$255	$16	$271	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$3,400	$50	$18	$68	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	Semi-Annual	12/21/2018	$	16,400	$(76)	$80	$4	$0	$(2)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		49,800	(825)	36	(789)	12	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		10,500	402	36	438	0	(5)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		11,700	648	74	722	0	(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		13,700	674	634	1,308	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		6,900	672	207	879	6	0

							$1,495	$1,067	$2,562	$18	$(19)

Total Swap Agreements							$2,289	$1,057	$3,346	$19	$(24)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	109

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$59	$19	$78	$0	$(14)	$(24)	$(38)

(d)

Securities with an aggregate market value of $2,761 and cash of $1,719 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
HUS	Mexico Government International Bond	1.000%	Quarterly	12/20/2021	0.675%	$250	$(3)	$6	$3	$0

Total Swap Agreements							$(3)	$6	$3	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
HUS	$0	$0	$3	$3	$0	$0	$0	$0	$3	$0	$3

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$59	$59
Swap Agreements	0	1	0	0	18	19

	$0	$1	$0	$0	$77	$78

Over the counter
Swap Agreements	$0	$3	$0	$0	$0	$3

	$0	$4	$0	$0	$77	$81

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	5	0	0	19	24

	$0	$5	$0	$0	$33	$38

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(189)	$(189)
Swap Agreements	0	125	0	0	110	235

	$0	$125	$0	$0	$(79)	$46

Over the counter
Swap Agreements	$0	$1	$0	$0	$0	$1

	$0	$126	$0	$0	$(79)	$47

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(160)	$(160)
Swap Agreements	0	53	0	0	789	842

	$0	$53	$0	$0	$629	$682

Over the counter
Swap Agreements	$0	$1	$0	$0	$0	$1

	$0	$54	$0	$0	$629	$683

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	111

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

September 30, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$179,531	$0	$179,531
Industrials	0	52,001	0	52,001
Utilities	0	17,270	0	17,270
Municipal Bonds & Notes
Arizona	0	955	0	955
California	0	4,789	0	4,789
Colorado	0	477	0	477
District of Columbia	0	261	0	261
Georgia	0	336	0	336
Idaho	0	1,144	0	1,144
Massachusetts	0	765	0	765
New York	0	2,682	0	2,682
South Carolina	0	104	0	104
Washington	0	1,277	0	1,277
U.S. Government Agencies	0	180,353	0	180,353
U.S. Treasury Obligations	0	306,191	0	306,191
Non-Agency Mortgage-Backed Securities	0	28,023	0	28,023
Asset-Backed Securities	0	59,428	0	59,428

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Sovereign Issues	$0	$8,965	$0	$8,965
Short-Term Instruments
Certificates of Deposit	0	2,705	0	2,705
Repurchase Agreements	0	53,176	0	53,176

Total Investments	$0	$900,433	$0	$900,433

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	59	19	0	78
Over the counter	0	3	0	3

	$59	$22	$0	$81

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(14)	$(24)	$0	$(38)

Total Financial Derivative Instruments	$45	$(2)	$0	$43

Totals	$45	$900,431	$0	$900,476

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Moderate Duration Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 131.7%

CORPORATE BONDS & NOTES 35.4%

BANKING & FINANCE 24.0%
AerCap Ireland Capital DAC
4.625% due 10/30/2020	$1,000	$1,020
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,553
Air Lease Corp.
3.000% due 09/15/2023	300	285
American Express Credit Corp.
2.200% due 03/03/2020	2,700	2,670
2.804% (US0003M + 0.490%) due 08/15/2019 ~	5,200	5,217
2.887% (US0003M + 0.550%) due 03/18/2019 ~	500	501
2.909% (US0003M + 0.570%) due 10/30/2019 ~	5,000	5,023
American International Group, Inc.
3.750% due 07/10/2025	9,000	8,776
American Tower Corp.
3.000% due 06/15/2023	5,200	5,011
3.400% due 02/15/2019	500	501
Aviation Capital Group LLC
3.013% (US0003M + 0.670%) due 07/30/2021 ~	4,600	4,618
6.750% due 04/06/2021	300	321
Axis Bank Ltd.
3.250% due 05/21/2020	2,200	2,172
Bank of America Corp.
2.250% due 04/21/2020	4,520	4,461
3.106% (US0003M + 0.790%) due 03/05/2024 ~	3,500	3,500
3.300% due 01/11/2023	2,750	2,710
3.419% due 12/20/2028 •	1,003	942
4.000% due 04/01/2024	865	873
4.100% due 07/24/2023	300	306
4.125% due 01/22/2024	7,500	7,623
Bank of Montreal
2.375% due 01/25/2019	1,300	1,299
Bank of New York Mellon Corp.
2.500% due 04/15/2021	200	196
3.182% (US0003M + 0.870%) due 08/17/2020 ~	250	253
Bank of Nova Scotia
2.350% due 10/21/2020	1,500	1,476
Bank One Corp.
7.625% due 10/15/2026	3,000	3,642
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	200	199
2.200% due 07/20/2020	5,000	4,902
3.308% (US0003M + 0.960%) due 07/20/2023 ~	3,000	3,022
Barclays PLC
3.200% due 08/10/2021	5,900	5,796
3.250% due 01/12/2021	2,000	1,976
3.650% due 03/16/2025	2,000	1,881
3.684% due 01/10/2023	1,000	975
4.375% due 01/12/2026	1,500	1,458
BNP Paribas S.A.
3.375% due 01/09/2025	300	284
3.500% due 03/01/2023	4,500	4,393
3.500% due 11/16/2027	1,700	1,568
5.000% due 01/15/2021	3,300	3,415
BOC Aviation Ltd.
3.399% (US0003M + 1.050%) due 05/02/2021 ~	3,700	3,729
3.499% (US0003M + 1.125%) due 09/26/2023 ~	5,000	4,997
BPCE S.A.
4.000% due 04/15/2024	600	604
4.500% due 03/15/2025	5,000	4,895
4.625% due 07/11/2024	350	347
Capital One Financial Corp.
2.500% due 05/12/2020	4,000	3,952

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CC Holdings GS LLC
3.849% due 04/15/2023	$1,000	$994
Citigroup, Inc.
2.350% due 08/02/2021	1,000	970
2.650% due 10/26/2020	2,870	2,833
3.295% (US0003M + 0.960%) due 04/25/2022 ~	4,000	4,042
3.300% due 04/27/2025	6,000	5,769
3.400% due 05/01/2026	1,500	1,426
3.750% due 06/16/2024	1,300	1,291
4.500% due 01/14/2022	2,350	2,418
Citizens Bank N.A.
2.200% due 05/26/2020	3,200	3,139
2.500% due 03/14/2019	3,350	3,347
Commonwealth Bank of Australia
1.750% due 11/07/2019	6,100	6,021
Cooperatieve Rabobank UA
3.875% due 02/08/2022	2,925	2,949
3.875% due 09/26/2023	7,000	6,983
4.625% due 12/01/2023	2,600	2,642
Corp. Andina de Fomento
8.125% due 06/04/2019	85	88
Credit Suisse AG
3.000% due 10/29/2021	4,000	3,944
3.625% due 09/09/2024	800	789
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	300	299
3.800% due 06/09/2023	9,400	9,300
4.550% due 04/17/2026	3,000	3,018
Deutsche Bank AG
4.250% due 10/14/2021	5,800	5,777
Discover Bank
4.200% due 08/08/2023	6,000	6,026
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	520	528
Duke Realty LP
3.875% due 02/15/2021	1,000	1,009
European Investment Bank
2.000% due 03/15/2021	3,200	3,128
Ford Motor Credit Co. LLC
4.375% due 08/06/2023	1,400	1,386
8.125% due 01/15/2020	2,300	2,431
GE Capital International Funding Co. Unlimited Co.
3.373% due 11/15/2025	5,000	4,762
General Motors Financial Co., Inc.
2.350% due 10/04/2019	1,300	1,292
3.550% due 04/09/2021	2,500	2,500
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	2,300	2,245
2.908% due 06/05/2023 •	6,500	6,293
3.625% due 01/22/2023	2,300	2,293
3.850% due 07/08/2024	1,100	1,094
3.917% (US0003M + 1.600%) due 11/29/2023 ~	975	1,016
4.000% due 03/03/2024	13,100	13,143
5.250% due 07/27/2021	1,250	1,309
5.750% due 01/24/2022	1,600	1,703
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/2020	4,100	4,019
HSBC Bank PLC
4.125% due 08/12/2020	5,000	5,079
HSBC Holdings PLC
3.600% due 05/25/2023	8,900	8,815
3.950% due 05/18/2024 •	4,300	4,274
4.000% due 03/30/2022	800	810
ING Bank NV
2.625% due 12/05/2022	6,450	6,272
5.800% due 09/25/2023	1,250	1,319
ING Groep NV
3.150% due 03/29/2022	5,700	5,567
3.536% (US0003M + 1.150%) due 03/29/2022 ~	2,000	2,032
Intercontinental Exchange, Inc.
3.750% due 12/01/2025	2,500	2,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Lease Finance Corp.
8.250% due 12/15/2020	$900	$984
Itau CorpBanca
3.875% due 09/22/2019	1,400	1,405
Jackson National Life Global Funding
2.250% due 04/29/2021	500	486
3.300% due 06/11/2021	2,100	2,092
JPMorgan Chase & Co.
2.700% due 05/18/2023	800	770
3.625% due 05/13/2024	700	695
3.797% due 07/23/2024 •	10,500	10,499
3.900% due 07/15/2025	4,800	4,800
Kreditanstalt fuer Wiederaufbau
1.500% due 02/06/2019	1,450	1,445
Lloyds Bank PLC
2.300% due 11/27/2018	425	425
5.800% due 01/13/2020	3,200	3,300
Lloyds Banking Group PLC
3.100% due 07/06/2021	1,900	1,874
3.574% due 11/07/2028 •	2,000	1,835
MassMutual Global Funding
2.500% due 10/17/2022	800	771
Mitsubishi UFJ Financial Group, Inc.
3.394% (US0003M + 1.060%) due 09/13/2021 ~	3,300	3,354
Mizuho Bank Ltd.
2.400% due 03/26/2020	7,000	6,913
2.450% due 04/16/2019	2,400	2,396
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	200	195
3.251% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,009
Morgan Stanley
3.700% due 10/23/2024	14,800	14,579
3.750% due 02/25/2023	1,000	1,000
4.000% due 07/23/2025	2,850	2,842
5.500% due 07/24/2020	3,000	3,114
MUFG Americas Holdings Corp.
2.250% due 02/10/2020	500	494
MUFG Bank Ltd.
2.300% due 03/05/2020	2,500	2,465
2.350% due 09/08/2019	4,900	4,872
National Australia Bank Ltd.
2.250% due 01/10/2020	1,600	1,582
3.625% due 06/20/2023	5,000	4,980
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~	6,500	6,516
Nationwide Building Society
4.363% due 08/01/2024 •	4,100	4,082
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	400	399
2.250% due 01/13/2020	4,000	3,947
2.854% due 09/13/2019 •	1,600	1,604
3.150% due 03/15/2021	4,700	4,663
Nordea Bank AB
4.875% due 01/27/2020	2,400	2,453
Nuveen Finance LLC
2.950% due 11/01/2019	1,500	1,498
PNC Bank N.A.
2.250% due 07/02/2019	1,000	996
2.450% due 11/05/2020	1,000	984
Principal Life Global Funding
2.150% due 01/10/2020	3,500	3,463
Protective Life Global Funding
2.161% due 09/25/2020	5,200	5,080
2.615% due 08/22/2022	5,200	5,001
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,698
Royal Bank of Scotland Group PLC
4.800% due 04/05/2026	5,000	5,000
Santander Holdings USA, Inc.
4.500% due 07/17/2025	400	395

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	113

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander UK Group Holdings PLC
2.875% due 08/05/2021	$1,800	$1,754
3.823% due 11/03/2028 •	2,000	1,835
Santander UK PLC
2.375% due 03/16/2020	3,500	3,457
2.941% (US0003M + 0.620%) due 06/01/2021 ~	3,400	3,423
4.000% due 03/13/2024	500	501
5.000% due 11/07/2023	2,500	2,524
SBA Tower Trust
2.877% due 07/10/2046	3,250	3,200
Simon Property Group LP
3.375% due 10/01/2024	900	882
Societe Generale S.A.
3.669% due 04/08/2021 •	1,100	1,123
State Bank of India
3.287% (US0003M + 0.950%) due 04/06/2020 ~	3,500	3,512
Sumitomo Mitsui Banking Corp.
2.450% due 01/16/2020	4,700	4,658
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	6,100	5,905
2.934% due 03/09/2021	1,500	1,480
Toronto-Dominion Bank
2.125% due 04/07/2021	1,500	1,459
2.250% due 03/15/2021	1,200	1,172
Toyota Motor Credit Corp.
1.700% due 01/09/2019	2,000	1,996
2.726% (US0003M + 0.390%) due 01/17/2019 ~	2,500	2,503
2.773% (US0003M + 0.440%) due 10/18/2019 ~	4,300	4,320
UBS AG
2.375% due 08/14/2019	2,000	1,992
2.450% due 12/01/2020	5,000	4,903
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	5,180	4,972
2.950% due 09/24/2020	1,500	1,486
3.000% due 04/15/2021	4,600	4,533
Ventas Realty LP
3.100% due 01/15/2023	2,000	1,944
Waha Aerospace BV
3.925% due 07/28/2020	40	40
WEA Finance LLC
3.250% due 10/05/2020	500	499
Wells Fargo & Co.
2.550% due 12/07/2020	330	325
3.000% due 01/22/2021	300	298
3.000% due 02/19/2025	6,000	5,687
3.069% due 01/24/2023	3,500	3,417
3.268% (US0003M + 0.930%) due 02/11/2022 ~	600	606
3.300% due 09/09/2024	9,000	8,729
3.500% due 03/08/2022	300	300
3.661% (US0003M + 1.340%) due 03/04/2021 ~	1,000	1,023

		491,639

INDUSTRIALS 8.7%
AbbVie, Inc.
2.300% due 05/14/2021	300	292
3.200% due 11/06/2022	400	393
3.200% due 05/14/2026	200	186
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	2,700	2,601
Allergan Funding SCS
3.000% due 03/12/2020	1,496	1,495
3.850% due 06/15/2024	150	149
Altria Group, Inc.
2.850% due 08/09/2022	600	587
American Airlines Pass-Through Trust
3.375% due 11/01/2028	1,822	1,756
5.250% due 07/31/2022	216	224

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Amgen, Inc.
1.900% due 05/10/2019	$5,000	$4,975
2.700% due 05/01/2022	100	97
3.875% due 11/15/2021	150	152
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	850	840
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,600	1,587
Apple, Inc.
2.850% due 05/06/2021	850	846
Aptiv PLC
3.150% due 11/19/2020	700	695
Baidu, Inc.
2.750% due 06/09/2019	3,500	3,487
2.875% due 07/06/2022	1,000	963
BAT Capital Corp.
2.297% due 08/14/2020	2,000	1,961
BAT International Finance PLC
3.950% due 06/15/2025	5,000	4,885
Baxalta, Inc.
2.875% due 06/23/2020	447	443
BMW U.S. Capital LLC
3.400% due 08/13/2021	3,500	3,500
Broadcom Corp.
3.625% due 01/15/2024	5,000	4,855
Cigna Corp.
5.125% due 06/15/2020	800	825
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	464	464
4.750% due 07/12/2022	431	440
Crown Castle Towers LLC
3.720% due 07/15/2043	3,900	3,909
CVS Health Corp.
4.100% due 03/25/2025	7,700	7,687
CVS Pass-Through Trust
7.507% due 01/10/2032	1,363	1,588
Dell International LLC
5.450% due 06/15/2023	2,100	2,208
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,600	2,661
DXC Technology Co.
3.271% (US0003M + 0.950%) due 03/01/2021 ~	2,350	2,350
eBay, Inc.
3.450% due 08/01/2024	7,000	6,835
El Paso Natural Gas Co. LLC
8.625% due 01/15/2022	1,400	1,598
Enbridge, Inc.
2.900% due 07/15/2022	2,900	2,815
3.034% (US0003M + 0.700%) due 06/15/2020 ~	1,000	1,004
Enterprise Products Operating LLC
2.550% due 10/15/2019	200	199
Equifax, Inc.
3.184% (US0003M + 0.870%) due 08/15/2021 ~	2,500	2,516
ERAC USA Finance LLC
2.700% due 11/01/2023	1,700	1,606
GATX Corp.
2.500% due 03/15/2019	1,900	1,898
3.061% (US0003M + 0.720%) due 11/05/2021 ~	1,000	1,003
General Electric Co.
2.700% due 10/09/2022	3,741	3,611
Goldcorp, Inc.
3.625% due 06/09/2021	250	249
Hyundai Capital America
3.137% due 09/18/2020 •	7,500	7,519
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,472
6.850% due 02/15/2020	1,300	1,361
Kraft Heinz Foods Co.
3.500% due 07/15/2022	1,450	1,440
3.950% due 07/15/2025	2,600	2,565

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Martin Marietta Materials, Inc.
2.838% (US0003M + 0.500%) due 12/20/2019 ~	$2,300	$2,306
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	810	844
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	1,515	1,510
3.375% due 02/01/2022	5,000	4,933
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	1,000
QUALCOMM, Inc.
2.600% due 01/30/2023	7,300	7,022
3.000% due 05/20/2022	550	542
Reynolds American, Inc.
4.850% due 09/15/2023	1,000	1,039
6.875% due 05/01/2020	2,300	2,425
Roche Holdings, Inc.
2.875% due 09/29/2021	900	892
Ryder System, Inc.
2.450% due 09/03/2019	2,900	2,888
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	1,600	1,702
SES Global Americas Holdings GP
2.500% due 03/25/2019	2,600	2,594
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,500	2,474
2.400% due 09/23/2021	700	677
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	500	490
Sky PLC
9.500% due 11/15/2018	500	504
Southern Co.
2.802% (US0003M + 0.490%) due 02/14/2020 ~	4,000	4,000
3.037% (US0003M + 0.700%) due 09/30/2020 ~	1,900	1,906
Spectra Energy Partners LP
3.016% (US0003M + 0.700%) due 06/05/2020 ~	6,950	6,983
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,850	2,846
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	5,500	5,655
Tencent Holdings Ltd.
3.375% due 05/02/2019	3,250	3,258
Tyson Foods, Inc.
2.250% due 08/23/2021	1,275	1,228
Unilever Capital Corp.
2.200% due 03/06/2019	1,155	1,153
Union Pacific Corp.
2.250% due 02/15/2019	445	444
United Technologies Corp.
2.965% (US0003M + 0.650%) due 08/16/2021 ~	3,500	3,510
3.100% due 06/01/2022	2,036	2,006
3.350% due 08/16/2021	1,900	1,899
UnitedHealth Group, Inc.
3.350% due 07/15/2022	1,680	1,678
3.875% due 10/15/2020	427	433
VMware, Inc.
2.300% due 08/21/2020	3,662	3,591
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	600	597
2.450% due 11/20/2019	559	554
Volkswagen International Finance NV
2.125% due 11/20/2018	1,330	1,329
Zimmer Biomet Holdings, Inc.
3.089% (US0003M + 0.750%) due 03/19/2021 ~	5,100	5,105

		178,809

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.7%
AT&T, Inc.
2.625% due 12/01/2022	$1,600	$1,532
3.900% due 03/11/2024	200	199
4.100% due 02/15/2028	4,441	4,312
4.300% due 02/15/2030	3,849	3,707
4.450% due 04/01/2024	300	306
BG Energy Capital PLC
4.000% due 12/09/2020	1,000	1,013
BP Capital Markets PLC
2.750% due 05/10/2023	2,200	2,128
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,600	3,455
Dominion Energy, Inc.
2.914% (US0003M + 0.600%) due 05/15/2020 ~	2,000	2,001
Electricite de France S.A.
2.150% due 01/22/2019	1,200	1,198
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	3,500	3,561
MidAmerican Energy Co.
2.400% due 03/15/2019	750	750
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	5,500	5,510
Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	74
3.250% due 06/15/2023	373	361
PECO Energy Co.
2.375% due 09/15/2022	1,000	961
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	109	112
Shell International Finance BV
1.875% due 05/10/2021	1,100	1,065
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	750	731
2.500% due 09/13/2022	7,100	6,739
Southern Power Co.
2.888% (US0003M + 0.550%) due 12/20/2020 ~	2,025	2,026
Verizon Communications, Inc.
3.376% due 02/15/2025	12,559	12,232

		53,973

Total Corporate Bonds & Notes (Cost $735,738)		724,421

MUNICIPAL BONDS & NOTES 2.9%

CALIFORNIA 0.8%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	1,378	1,378
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	3,065	3,268
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
4.530% due 06/01/2022	1,850	1,938
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016
2.000% due 09/01/2023	400	376
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	819
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	425
Municipal Improvement Corp., of Los Angeles, California Revenue Notes, Series 2015
2.846% due 11/01/2019	250	250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Regents of the University of California Medical Center Pooled Revenue Notes, (BABs), Series 2010
5.035% due 05/15/2021	$700	$732
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	500	715
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	6,400	6,980

		16,881

CONNECTICUT 0.1%
Connecticut State General Obligation Notes, Series 2012
1.696% due 10/15/2018	1,250	1,250

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016
2.638% due 07/01/2021	1,050	1,040

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.800% due 07/01/2022	1,080	1,068

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.447% due 09/01/2024	4,400	4,168

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Notes, Series 2014
2.446% due 11/01/2020	2,750	2,709

NEVADA 0.0%
Nevada State General Obligation Notes, Series 2013
1.754% due 02/01/2019	650	648

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	500	661
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014
2.523% due 07/01/2021	1,950	1,917
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022	9,000	9,336
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	984
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	505
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	2,835
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	1,800	1,785

		18,023

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	225	227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.0%
Cincinnati, Ohio Water System Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	$100	$104

PENNSYLVANIA 0.1%
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
2.323% due 12/01/2020	1,000	985
2.609% due 12/01/2021	1,000	983

		1,968

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.461% (US0003M + 0.140%) due 12/01/2023 ~	391	391

TEXAS 0.2%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,080
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	2,205	2,374

		4,454

UTAH 0.2%
Utah Municipal Power Agency Revenue Bonds, Series 2016
3.237% due 07/01/2028	2,000	1,876
Utah State General Obligation Bonds, (BABs), Series 2009
4.554% due 07/01/2024	715	745
Utah State General Obligation Bonds, (BABs), Series 2010
3.539% due 07/01/2025	500	502

		3,123

WASHINGTON 0.1%
Energy Northwest, Washington Revenue Notes, Series 2012
2.197% due 07/01/2019	945	941
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	2,000	2,052

		2,993

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2016
1.899% due 05/01/2022	400	381

Total Municipal Bonds & Notes (Cost $61,141)		59,428

U.S. GOVERNMENT AGENCIES 53.9%
Fannie Mae
2.456% due 06/25/2037 •	410	409
2.465% due 03/25/2036 •	1,180	1,183
2.466% due 11/25/2045 •	1,048	1,049
2.482% due 11/25/2046 •	1,516	1,517
2.502% due 11/25/2046 - 12/25/2056 •	11,580	11,606
2.516% due 12/25/2045 •	658	658
2.522% due 12/25/2046 •	9,410	9,431
2.532% due 07/25/2046 - 10/25/2046 •	11,142	11,124
2.566% due 03/25/2035 - 03/25/2046 •	1,226	1,229
2.582% due 01/25/2047 •	10,011	10,028

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	115

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.654% due 05/25/2027	$4,319	$4,222
2.716% due 11/25/2040 •	1,242	1,250
2.786% due 06/25/2041 •	422	426
2.896% due 02/25/2041 •	354	361
2.936% due 07/25/2040 •	2,375	2,416
2.946% due 06/25/2040 •	977	993
2.966% due 05/25/2040 •	406	415
3.000% due 04/01/2043	1,130	1,091
3.500% due 03/01/2024 - 09/01/2048	62,255	61,463
3.820% due 09/01/2021	1,854	1,883
3.980% due 07/01/2021	2,500	2,544
4.000% due 09/01/2048	50,714	51,258
4.066% due 10/01/2037 •	587	618
4.073% due 07/01/2034 •	475	492
4.500% due 08/01/2048	39,576	40,861
5.000% due 04/01/2023 - 11/01/2044	6,631	7,010
5.500% due 04/01/2023 - 02/01/2042	2,637	2,838
Fannie Mae, TBA
3.000% due 11/01/2033	35,800	35,318
3.500% due 10/01/2033 - 11/01/2048	215,200	212,666
4.000% due 11/01/2048 - 12/01/2048	44,500	44,840
4.500% due 10/01/2048 - 11/01/2048	16,000	16,494
Federal Home Loan Bank
2.625% due 05/28/2020	7,700	7,679
Freddie Mac
1.625% due 09/29/2020	7,700	7,524
2.432% due 10/15/2037 •	11,598	11,605
2.458% due 09/15/2035 •	26	26
2.522% due 07/15/2040 •	7,792	7,779
2.558% due 02/15/2041 •	471	474
2.582% due 07/15/2041 - 03/15/2042 •	18,627	18,617
2.608% due 04/15/2041 •	143	144
2.628% due 11/15/2036 •	140	141
2.708% due 04/15/2041 •	1,199	1,212
2.750% due 06/19/2023	8,000	7,905
2.864% due 10/25/2026	3,318	3,254
3.000% due 10/01/2046 - 09/01/2048	87,452	83,747
3.026% due 04/25/2027	1,961	1,927
3.065% due 08/25/2022	6,000	5,969
3.303% due 11/25/2027 ~	4,000	3,925
3.500% due 06/01/2044 - 10/01/2048	5,521	5,448
4.000% due 09/01/2048	13,955	14,105
Freddie Mac, TBA
3.500% due 10/01/2048	160,000	157,444
4.000% due 10/01/2048 - 11/01/2048	139,000	140,251
Ginnie Mae
2.470% due 10/20/2066 •	411	411
2.504% due 12/20/2045 •	1,071	1,069
2.530% due 08/20/2066 •	237	236
2.570% due 09/20/2065 •	7,385	7,406
2.620% due 07/20/2063 •	4,067	4,083
2.650% due 06/20/2065 •	6,739	6,774
2.680% due 03/20/2065 •	5,826	5,865
2.730% due 11/20/2065 - 06/20/2066 •	16,609	16,680
2.760% due 08/20/2061 - 03/20/2062 •	149	149
2.810% due 09/20/2063 •	448	451
2.830% due 10/20/2063 - 09/20/2065 •	709	719
2.850% due 02/20/2066 •	3,948	3,961
2.980% due 04/20/2066 •	9,923	10,106
3.000% due 07/20/2065 •	401	409
3.030% due 12/20/2066 •	8,203	8,380
3.080% due 01/20/2067 •	8,456	8,664
3.500% due 09/20/2045	6,535	6,517
Tennessee Valley Authority
2.250% due 03/15/2020	6,000	5,957

Total U.S. Government Agencies (Cost $1,110,646)		1,104,706

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 11.1%
U.S. Treasury Notes
1.500% due 10/31/2019	$45,000	$44,441
1.875% due 08/31/2024	4,600	4,326
2.000% due 12/31/2021 (f)	21,300	20,711
2.000% due 10/31/2022	38,000	36,648
2.000% due 04/30/2024	15,700	14,920
2.250% due 02/15/2027	20,000	18,832
2.375% due 05/15/2027	12,600	11,967
2.500% due 01/31/2025	10,300	10,007
2.625% due 07/31/2020	32,000	31,899
2.750% due 07/31/2023	35,000	34,697

Total U.S. Treasury Obligations (Cost $234,125)		228,448

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
Banc of America Commercial Mortgage Trust
3.019% due 07/15/2049	8,200	8,006
BANK
3.279% due 11/15/2054	5,300	5,087
CD Mortgage Trust
3.317% due 05/10/2050	3,000	2,954
CGGS Commercial Mortgage Trust
3.058% due 02/15/2037 •	5,000	5,013
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	4,000	3,953
3.268% due 09/15/2050	3,600	3,519
3.962% due 03/10/2051	4,800	4,874
Commercial Mortgage Trust
3.317% due 09/10/2050	3,100	3,032
3.796% due 08/10/2047	3,250	3,293
DBUBS Mortgage Trust
3.452% due 10/10/2034	6,100	6,034
Great Wolf Trust
3.158% due 09/15/2034 •	5,000	5,006
GS Mortgage Securities Corp.
3.419% due 10/10/2032	5,000	4,963
GS Mortgage Securities Trust
3.801% due 01/10/2047	3,800	3,851
3.871% due 07/10/2046 ~	7,000	7,120
Independence Plaza Trust
3.763% due 07/10/2035	3,300	3,279
JPMBB Commercial Mortgage Securities Trust
3.562% due 12/15/2048	1,500	1,506
3.639% due 11/15/2047	3,000	3,006
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049	300	291
3.242% due 10/15/2050	3,900	3,807
JPMorgan Chase Commercial Mortgage Securities Corp.
2.958% due 06/15/2032 •	3,000	3,004
JPMorgan Chase Commercial Mortgage Securities Trust
3.008% due 10/15/2032 •	2,943	2,945
Ladder Capital Commercial Mortgage Mortgage Trust
3.038% due 09/15/2034 •	3,905	3,910
Morgan Stanley Capital Trust
2.606% due 08/15/2049	1,400	1,333
Motel 6 Trust
3.078% due 08/15/2034 •	3,874	3,881
UBS Commercial Mortgage Trust
3.366% due 10/15/2050	2,700	2,665
3.504% due 12/15/2050	8,400	8,312
3.903% due 02/15/2051	3,500	3,543
Wells Fargo Commercial Mortgage Trust
2.788% due 07/15/2048	250	241
2.991% due 02/15/2048	250	246
3.306% due 05/15/2048	250	249
3.395% due 10/15/2050	3,400	3,341
3.461% due 07/15/2058	1,000	1,001
4.147% due 06/15/2051	1,400	1,433

Total Non-Agency Mortgage-Backed Securities (Cost $117,460)		114,698

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 7.9%
Apidos CLO
3.467% due 07/22/2026 •	$2,200	$2,202
Arbor Realty Collateralized Loan Obligation Ltd.
3.148% due 12/15/2027 •	6,800	6,814
Avery Point CLO Ltd.
3.435% due 04/25/2026 •	2,940	2,943
B&M CLO Ltd.
3.069% due 04/16/2026 •	3,968	3,971
BMW Vehicle Lease Trust
1.640% due 07/22/2019	1,308	1,307
Capital One Multi-Asset Execution Trust
2.608% due 02/15/2022 •	2,500	2,506
Chase Issuance Trust
1.840% due 04/15/2022	1,700	1,673
Denali Capital CLO LLC
3.385% due 10/26/2027 •	3,800	3,801
ECMC Group Student Loan Trust
2.966% due 02/27/2068 •	6,829	6,836
3.266% due 05/25/2067 •	4,622	4,696
Emerson Park CLO Ltd.
3.319% due 07/15/2025 •	642	642
Figueroa CLO Ltd.
3.188% due 06/20/2027 •	2,000	2,001
Ford Credit Auto Lease Trust
2.298% due 11/15/2019 •	1,052	1,052
Gallatin CLO Ltd.
3.389% (US0003M + 1.050%) due 07/15/2027 ~	3,500	3,504
Loomis Sayles CLO Ltd.
3.239% due 04/15/2028 •	3,400	3,396
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	3,647	3,640
Mountain Hawk CLO Ltd.
3.533% due 04/18/2025 •	1,930	1,931
Navient Student Loan Trust
2.516% due 07/26/2066 •	1,355	1,356
2.596% due 03/25/2067 •	8,000	8,002
2.616% due 07/26/2066 •	128	128
3.016% due 07/26/2066 •	4,923	4,978
Nelnet Student Loan Trust
2.420% due 08/23/2027 •	5,793	5,789
2.816% due 03/25/2030 •	3,653	3,678
3.111% due 11/25/2048 •	1,108	1,122
3.115% due 07/27/2048 •	2,190	2,215
OHA Credit Partners Ltd.
3.358% due 10/20/2025 •	1,947	1,949
OZLM Ltd.
3.271% due 07/30/2027 •	2,800	2,796
Palmer Square Loan Funding Ltd.
3.273% due 11/15/2026 •(a)	5,250	5,250
Seneca Park CLO Ltd.
3.456% due 07/17/2026 •	3,400	3,401
SLC Student Loan Trust
2.374% due 05/15/2029 •	4,288	4,244
2.434% due 09/15/2026 •	737	737
2.444% due 03/15/2027 •	1,265	1,261
3.186% due 11/25/2042 •	1,444	1,462
SLM Student Loan Trust
2.435% due 04/25/2027 •	1,335	1,334
2.445% due 10/27/2025 •	922	922
2.445% due 01/25/2027 •	970	969
2.455% due 01/25/2027 •	1,740	1,735
2.475% due 10/25/2028 •	8,843	8,825
2.545% due 04/25/2023 •	49	49
2.804% due 12/15/2027 •	5,221	5,242
2.885% due 04/27/2026 •	4,331	4,342
2.885% due 01/25/2028 •	7,092	7,120
2.935% due 10/25/2029 •	3,600	3,622
Sound Point CLO Ltd.
3.228% due 07/20/2027 •	4,000	3,995
Sudbury Mill CLO Ltd.
3.486% due 01/17/2026 •	2,757	2,760

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Symphony CLO Ltd.
3.369% due 10/15/2025 •	$3,076	$3,078
Telos CLO Ltd.
3.606% due 01/17/2027 •	3,100	3,102
TICP CLO Ltd.
3.743% due 04/20/2028 •	3,400	3,367
Voya CLO Ltd.
3.055% due 07/25/2026 •	4,800	4,801
Zais CLO Ltd.
0.000% due 04/15/2028 •(a)	4,900	4,900

Total Asset-Backed Securities (Cost $161,093)		161,446

SOVEREIGN ISSUES 0.9%
Japan Bank for International Cooperation
2.125% due 06/01/2020	2,800	2,757
Province of Quebec
2.375% due 01/31/2022	4,700	4,579
2.625% due 02/13/2023	10,500	10,233

Total Sovereign Issues (Cost $17,831)		17,569

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 14.0%

CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC
2.866% (US0003M + 0.500%) due 09/24/2020 ~	$6,500	$6,513

REPURCHASE AGREEMENTS (d) 10.6%
		217,872

SHORT-TERM NOTES 3.1%
Federal Home Loan Bank
2.180% due 12/14/2018 (b)(c)	63,200	62,918

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
2.140% due 12/06/2018 (b)(c)	$246	$245

Total Short-Term Instruments (Cost $287,539)		287,548

Total Investments in Securities (Cost $2,725,573)		2,698,264

Total Investments 131.7% (Cost $2,725,573)		$2,698,264

Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $9,433)		96

Other Assets and Liabilities, net (31.7)%		(649,900)

Net Assets 100.0%		$2,048,460

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	2.330%	09/28/2018	10/01/2018	$27,100	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(27,629)	$27,100	$27,105
	2.340	09/28/2018	10/01/2018	100,000	U.S. Treasury Notes 2.000% due 08/15/2025	(102,169)	100,000	100,020
FICC	1.750	09/28/2018	10/01/2018	372	U.S. Treasury Notes 2.750% due 07/31/2023	(383)	372	372
JPS	2.290	10/01/2018	10/02/2018	50,000	U.S. Treasury Notes 1.875% due 02/28/2022	(51,067)	50,000	50,003
MBC	2.330	09/28/2018	10/01/2018	40,400	U.S. Treasury Notes 2.000% due 08/31/2021	(41,708)	40,400	40,408

Total Repurchase Agreements						$(222,956)	$217,872	$217,908

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$127,125	$0	$0	$127,125	$(129,798)	$(2,673)
FICC	372	0	0	372	(383)	(11)
JPS	50,003	0	0	50,003	(51,067)	(1,064)
MBC	40,408	0	0	40,408	(41,708)	(1,300)

Total Borrowings and Other Financing Transactions	$217,908	$0	$0

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	117

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2019	325	$78,699	$(122)	$16	$0
U.S. Treasury 5-Year Note December Futures	12/2018	1,253	140,933	(1,041)	68	0
U.S. Treasury 10-Year Note December Futures	12/2018	1,203	142,894	(1,640)	38	0

				$(2,803)	$122	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	61	$(9,411)	$270	$21	$0

Total Futures Contracts				$(2,533)	$143	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.293%	$	650	$14	$(2)	$12	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.334		8,400	189	(13)	176	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.408		3,200	70	(2)	68	0	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2021	0.382		4,600	10	79	89	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2023	1.419		5,200	868	(55)	813	0	(7)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.505		100	2	0	2	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.302		1,300	30	(6)	24	0	(1)

							$1,183	$1	$1,184	$3	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$23,400	$429	$27	$456	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$5,600	$83	$30	$113	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	Semi-Annual	06/20/2020	$	93,800	$(1,687)	$200	$(1,487)	$23	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		43,200	1,667	136	1,803	0	(21)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		113,400	6,703	296	6,999	0	(56)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		10,800	1,053	323	1,376	10	0

							$7,736	$955	$8,691	$33	$(77)

Total Swap Agreements							$9,431	$1,013	$10,444	$36	$(86)

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$143	$36	$179	$0	$0	$(86)	$(86)

(f)

Securities with an aggregate market value of $11,108 and cash of $3,307 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	06/20/2019	0.354%	$100	$1	$0	$1	$0
JPM	China Government International Bond	1.000	Quarterly	12/20/2019	0.116	200	1	1	2	0

Total Swap Agreements							$2	$1	$3	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
GST	$0	$0	$1	$1	$0	$0	$0	$0	$1	$0	$1
JPM	0	0	2	2	0	0	0	0	2	0	2

Total Over the Counter	$0	$0	$3	$3	$0	$0	$0	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	119

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$143	$143
Swap Agreements	0	3	0	0	33	36

	$0	$3	$0	$0	$176	$179

Over the counter
Swap Agreements	$0	$3	$0	$0	$0	$3

	$0	$6	$0	$0	$176	$182

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$9	$0	$0	$77	$86

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(40)	$(40)
Swap Agreements	0	250	0	0	1,305	1,555

	$0	$250	$0	$0	$1,265	$1,515

Over the counter
Swap Agreements	$0	$1	$0	$0	$0	$1

	$0	$251	$0	$0	$1,265	$1,516

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(3,234)	$(3,234)
Swap Agreements	0	90	0	0	955	1,045

	$0	$90	$0	$0	$(2,279)	$(2,189)

Over the counter
Swap Agreements	$0	$(1)	$0	$0	$1	$0

	$0	$89	$0	$0	$(2,278)	$(2,189)

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$491,639	$0	$491,639
Industrials	0	178,809	0	178,809
Utilities	0	53,973	0	53,973
Municipal Bonds & Notes
California	0	16,881	0	16,881
Connecticut	0	1,250	0	1,250
Florida	0	1,040	0	1,040
Georgia	0	1,068	0	1,068
Idaho	0	4,168	0	4,168
Massachusetts	0	2,709	0	2,709
Nevada	0	648	0	648
New York	0	18,023	0	18,023
North Carolina	0	227	0	227
Ohio	0	104	0	104
Pennsylvania	0	1,968	0	1,968
South Carolina	0	391	0	391
Texas	0	4,454	0	4,454
Utah	0	3,123	0	3,123
Washington	0	2,993	0	2,993
Wisconsin	0	381	0	381
U.S. Government Agencies	0	1,104,706	0	1,104,706
U.S. Treasury Obligations	0	228,448	0	228,448

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Non-Agency Mortgage-Backed Securities	$0	$114,698	$0	$114,698
Asset-Backed Securities	0	161,446	0	161,446
Sovereign Issues	0	17,569	0	17,569
Short-Term Instruments
Certificates of Deposit	0	6,513	0	6,513
Repurchase Agreements	0	217,872	0	217,872
Short-Term Notes	0	62,918	0	62,918
U.S. Treasury Bills	0	245	0	245

Total Investments	$0	$2,698,264	$0	$2,698,264

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	143	36	0	179
Over the counter	0	3	0	3

	$143	$39	$0	$182

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(86)	$0	$(86)

Total Financial Derivative Instruments	$143	$(47)	$0	$96

Totals	$143	$2,698,217	$0	$2,698,360

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	121

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 219.9%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%
Ambac Assurance Corp.
5.100% due 06/07/2020	$38	$51
Ambac LSNI LLC
7.396% due 02/12/2023 •	171	174

		225

INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	1,248	1,332

Total Corporate Bonds & Notes (Cost $1,465)		1,557

MUNICIPAL BONDS & NOTES 0.1%

TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (e)	7,990	2,707

Total Municipal Bonds & Notes (Cost $4,503)		2,707

U.S. GOVERNMENT AGENCIES 198.9%
Fannie Mae
0.000% due 08/25/2022 (e)	2	2
0.200% due 02/25/2043 •(a)	4,583	46
1.371% due 04/25/2046 ~(a)	1,558	63
1.376% due 10/25/2046 ~(a)	819	32
1.386% due 07/25/2044 ~(a)	2,301	106
1.403% due 07/25/2044 ~(a)	1,742	78
1.407% due 07/25/2052 ~(a)	1,592	67
1.455% due 03/25/2045 ~(a)	1,619	70
1.484% due 04/25/2055 ~(a)	2,685	125
1.522% due 01/25/2045 ~(a)	1,938	74
1.617% due 08/25/2044 ~(a)	1,788	82
1.656% due 08/25/2054 ~(a)	3,131	155
1.688% due 07/25/2045 ~(a)	7,608	398
1.696% due 08/25/2055 ~(a)	1,705	86
1.820% due 10/25/2042 •	2,031	1,526
2.000% due 11/01/2026 - 07/01/2032	6,081	5,714
2.012% due 05/01/2019 •	5	5
2.135% due 10/01/2023 •	7	7
2.184% due 11/01/2019 - 10/01/2031 •	22	22
2.194% due 12/25/2036 •	2,390	2,363
2.276% due 07/25/2037 •	945	929
2.285% due 07/25/2032 •	205	199
2.289% due 01/25/2022 ~(a)	17,842	613
2.438% due 09/26/2033 •	21	21
2.471% due 07/01/2027 •	3	3
2.476% due 06/25/2032 •	2	1
2.516% due 12/25/2028 •	5	5
2.565% due 04/18/2028 - 12/18/2032 •	36	36
2.576% due 02/25/2033 •	14	14
2.615% due 10/18/2030 •	20	20
2.616% due 06/25/2029 - 04/25/2032 •	92	93
2.665% due 09/18/2027 •	38	38
2.716% due 06/25/2030 •	90	91
2.866% due 06/25/2022 - 09/25/2023 •	15	15
2.873% due 02/01/2026 •	15	16
2.947% due 08/01/2042 - 10/01/2044 •	1,982	1,974
3.000% due 05/01/2024 - 09/25/2048	312,228	299,914
3.000% due 11/25/2043 - 05/25/2046 (a)	19,135	3,066
3.055% due 04/01/2020 •	13	13
3.058% due 11/01/2035 •	5	6
3.116% due 04/25/2032 - 04/25/2037 •	4,300	4,408

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.147% due 10/01/2030 - 12/01/2040 •	$255	$254
3.159% due 03/01/2035 •	150	159
3.222% due 05/01/2036 •	6	6
3.254% due 02/01/2032 •	51	52
3.299% due 05/01/2036 •	304	311
3.316% due 05/25/2023 •	8	8
3.325% due 11/01/2026 •	58	59
3.355% due 04/01/2030 •	5	5
3.368% due 12/01/2035 •	76	79
3.384% due 01/01/2035 •	68	71
3.440% due 02/01/2032	2,979	2,906
3.442% due 02/01/2035 •	174	180
3.455% due 11/01/2031 •	19	20
3.473% due 02/01/2026 •	4	4
3.478% due 11/01/2025 •	7	7
3.487% due 12/01/2035 •	13	13
3.500% due 09/01/2025 - 09/01/2048	211,784	208,822
3.500% due 07/01/2026 - 08/01/2026 •	5	5
3.500% due 04/25/2046 (a)	4,154	517
3.516% due 11/25/2021 •	4	4
3.518% due 10/01/2035 •	4	5
3.520% due 09/01/2030 •	6	6
3.530% due 11/01/2035 •	22	23
3.540% due 02/01/2034 •	71	74
3.560% due 09/01/2034 •	132	139
3.575% due 01/01/2030 •	6	6
3.607% due 12/01/2031 •	3	3
3.610% due 11/01/2035 •	175	183
3.643% due 08/01/2029 •	3	3
3.665% due 04/01/2022 •	16	16
3.669% due 03/01/2035 •	115	120
3.685% due 05/01/2035 •	49	51
3.699% due 02/01/2035 •	22	23
3.732% due 11/01/2025 •	49	51
3.735% due 12/01/2029 - 05/01/2036 •	7	8
3.750% due 04/01/2033 •	83	84
3.776% due 10/01/2035 •	39	40
3.787% due 02/01/2036 •	33	35
3.793% due 05/01/2030 •	20	21
3.800% due 08/01/2025	3,089	3,141
3.800% due 11/01/2035 •	541	555
3.834% due 06/25/2046 •(a)	13,663	1,943
3.850% due 09/01/2035 •	309	320
3.852% due 09/01/2031 •	12	13
3.858% due 12/01/2027 •	11	12
3.875% due 12/01/2023 •	6	6
3.894% due 01/01/2030 •	81	82
3.905% due 02/01/2031 - 03/01/2035 •	67	68
3.914% due 05/25/2035 ~	164	171
3.934% due 07/25/2042 - 08/25/2042 •(a)	22,436	2,610
3.952% due 04/01/2035 •	39	40
3.985% due 11/01/2028 •	58	60
3.988% due 06/01/2023 •	11	11
3.996% due 03/01/2024 •	4	4
4.000% due 05/01/2024 - 06/01/2048	331,488	337,220
4.000% due 05/01/2027 - 03/25/2047 •	2,533	2,105
4.000% due 06/25/2044 (a)	517	90
4.001% due 05/01/2036 •	7	7
4.010% due 04/01/2030 •	4	4
4.039% due 09/01/2035 •	11	12
4.070% due 02/01/2025 •	21	21
4.080% due 04/01/2030 •	36	36
4.084% due 02/01/2027 •	18	19
4.092% due 11/01/2028 •	47	47
4.108% due 06/01/2035 •	36	37
4.128% due 06/01/2030 •	46	48
4.140% due 05/01/2029 •	11	11
4.144% due 06/01/2032 •	68	72
4.145% due 04/01/2032 •	4	4
4.150% due 03/01/2030 •	50	50
4.158% due 05/01/2036 •	56	59
4.176% due 03/01/2025 •	4	4
4.193% due 08/01/2028 •	33	35

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.195% due 05/01/2026 •	$7	$7
4.240% due 06/01/2035 •	777	820
4.250% due 06/01/2026 •	5	5
4.269% due 09/01/2035 •	347	361
4.303% due 05/01/2035 •	100	103
4.308% due 08/01/2035 •	61	64
4.312% due 07/01/2035 •	114	119
4.317% due 01/01/2026 •	79	81
4.327% due 07/01/2035 •	42	43
4.339% due 02/01/2030 •	106	110
4.342% due 06/01/2029 •	1	1
4.359% due 08/01/2029 •	28	29
4.395% due 06/01/2029 •	16	16
4.402% due 07/01/2032 •	18	18
4.415% due 07/01/2034 •	128	134
4.425% due 10/25/2045 •	2,460	2,112
4.496% due 01/01/2028 •	1	1
4.500% due 09/01/2019 - 06/01/2044	25,309	26,374
4.527% due 09/01/2030 •	10	10
4.554% due 02/01/2028 •	27	27
4.845% due 02/01/2024 •	54	54
4.857% due 02/01/2031 •	81	86
4.875% due 05/01/2019 •	1	1
4.966% due 07/01/2024 •	1	1
5.000% due 11/01/2018 - 06/01/2048	16,974	17,835
5.000% due 01/01/2024 ~	1	1
5.090% due 09/01/2034 •	10	11
5.094% due 01/01/2029 •	7	7
5.415% due 09/01/2020 •	2	2
5.465% due 02/01/2031 •	39	40
5.500% due 01/01/2021 - 02/01/2042	25,539	27,602
5.629% due 12/01/2030 •	81	86
6.000% due 11/01/2018 - 05/01/2041	30,011	32,630
6.290% due 02/25/2029 ~	14	14
6.300% due 06/25/2031 ~	168	169
6.300% due 10/17/2038	37	37
6.500% due 10/01/2018 - 05/01/2040	11,781	13,004
6.500% due 04/25/2038 (a)	298	62
6.589% due 10/25/2031 Ø	4	4
6.850% due 12/18/2027	228	248
7.000% due 03/25/2020 - 09/01/2032	372	398
7.500% due 03/25/2023 - 07/25/2041	671	733
7.800% due 10/25/2022	14	14
7.800% due 06/25/2026 ~	4	4
8.000% due 07/01/2030 - 05/01/2032	23	26
8.216% due 06/25/2032 ~	5	5
8.689% due 06/25/2042 •	379	462
8.750% due 11/25/2019 - 06/25/2021	9	9
9.000% due 03/25/2021 - 11/01/2025	10	11
9.000% due 05/25/2022 - 06/25/2022 (a)	3	0
9.500% due 11/25/2020	19	20
Fannie Mae, TBA
2.000% due 10/01/2033	32,000	30,002
2.500% due 10/01/2033 - 10/01/2048	151,500	147,208
3.000% due 10/01/2033 - 11/01/2048	482,685	469,135
3.500% due 10/01/2033 - 11/01/2048	796,000	784,859
4.000% due 10/01/2048 - 12/01/2048	166,050	167,421
4.500% due 10/01/2033 - 11/01/2048	38,000	39,162
5.000% due 10/01/2048 - 11/01/2048	266,350	279,273
6.000% due 10/01/2048	3,000	3,243
Farmer Mac
8.073% due 04/25/2030 «~	92	91

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FDIC Structured Sale Guaranteed Notes
2.576% due 11/29/2037 •	$546	$546
Federal Housing Administration
6.896% due 07/01/2020	17	17
7.430% due 02/01/2020 - 05/01/2024	368	369
Freddie Mac
0.000% due 11/15/2058 «(c)	7,253	5,717
0.010% due 10/15/2058 «	21,952	17,016
0.926% due 10/15/2037 ~(a)	570	22
1.111% due 01/25/2020 ~(a)	55,022	546
1.122% due 05/15/2037 ~(a)	371	18
1.126% due 11/25/2022 ~(a)	29,985	1,007
1.167% due 10/15/2037 ~(a)	210	8
1.323% due 04/25/2021 ~(a)	90,852	2,255
1.431% due 03/15/2037 ~(a)	621	31
1.444% due 11/25/2019 ~(a)	45,993	504
1.472% due 11/15/2038 ~(a)	1,819	95
1.473% due 08/15/2041 ~(a)	562	28
1.506% due 10/15/2041 ~(a)	1,033	42
1.532% due 11/25/2019 ~(a)	75,959	1,014
1.533% due 11/15/2036 ~(a)	1,503	87
1.584% due 02/15/2038 ~(a)	1,334	67
1.595% due 06/15/2038 ~(a)	1,017	54
1.734% due 08/15/2036 ~(a)	1,067	38
2.125% due 07/01/2030 •	89	88
2.314% due 05/25/2031 •	138	137
2.336% due 07/25/2031 •	40	40
2.358% due 03/15/2031 •	66	66
2.408% due 07/15/2034 •	10	10
2.432% due 10/15/2037 •	2,586	2,588
2.444% due 11/25/2021 •	1,495	1,496
2.464% due 09/25/2021 •	1,187	1,189
2.496% due 09/25/2031 •	111	110
2.500% due 10/15/2027 - 12/15/2027 (a)	19,604	1,390
2.500% due 11/01/2031 - 03/01/2033	39,140	37,778
2.508% due 12/15/2029 •	70	70
2.508% due 04/15/2038 «•	36,644	36,617
2.608% due 03/15/2024 - 12/15/2031 •	192	194
2.658% due 02/15/2028 - 03/15/2032 •	21	22
2.708% due 03/15/2032 •	1	1
2.750% due 06/15/2026	32	32
2.758% due 08/15/2035 •	734	741
3.000% due 08/15/2032 - 09/01/2048	321,966	308,823
3.000% due 02/15/2033 - 12/15/2042 (a)	8,270	782
3.108% due 04/15/2031 •	699	718
3.158% due 06/15/2031 •	52	54
3.210% due 04/01/2025 •	10	10
3.358% due 07/15/2027 •	321	331
3.375% due 10/01/2024 •	48	49
3.427% due 01/01/2028 •	18	18
3.473% due 12/01/2032 •	40	42
3.490% due 10/01/2023 •	16	16
3.500% due 12/15/2022 - 09/01/2048	26,583	26,273
3.500% due 08/15/2026 - 08/15/2045 (a)	37,221	7,576
3.564% due 10/01/2023 •	76	78
3.566% due 11/01/2031 •	1	1
3.570% due 09/01/2028 •	7	8
3.585% due 12/01/2026 •	6	6
3.625% due 03/01/2033 •	30	31
3.627% due 06/01/2022 •	3	3
3.643% due 03/01/2033 •	82	86
3.651% due 11/01/2027 •	1	1
3.673% due 10/01/2035 •	107	112
3.684% due 09/01/2026 •	30	30
3.711% due 03/01/2029 •	20	20
3.739% due 08/15/2032 ~	56	57
3.788% due 02/01/2027 •	105	108
3.803% due 07/01/2035 •	249	263
3.807% due 11/01/2027 •	60	61
3.854% due 07/01/2024 - 04/01/2029 •	24	24

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.928% due 10/01/2027 •	$10	$10
3.931% due 12/01/2035 •	603	627
3.961% due 04/01/2031 •	2	2
3.976% due 03/01/2027 •	2	2
3.981% due 08/01/2027 - 12/01/2029 •	41	43
3.993% due 06/01/2024 •	4	4
4.000% due 06/01/2029 - 08/01/2047	22,988	23,415
4.000% due 01/15/2046 (a)	14,349	3,134
4.023% due 11/01/2029 •	412	428
4.075% due 09/01/2027 •	20	20
4.084% due 02/01/2029 •	38	40
4.100% due 07/01/2028 •	126	130
4.109% due 06/01/2028 •	23	24
4.122% due 03/01/2032 •	14	15
4.125% due 11/01/2027 •	3	3
4.127% due 06/01/2022 - 02/01/2029 •	12	12
4.224% due 05/01/2032 •	149	153
4.233% due 04/01/2036 •	54	57
4.240% due 05/01/2032 •	155	161
4.263% due 10/01/2027 •	12	12
4.268% due 02/01/2031 •	1	1
4.285% due 10/01/2024 •	26	27
4.313% due 10/01/2036 •	109	115
4.372% due 05/01/2032 •	17	18
4.375% due 08/01/2029 •	12	13
4.415% due 11/01/2034 •	102	108
4.429% due 07/01/2027 •	15	16
4.437% due 07/01/2030 •	3	3
4.438% due 08/01/2035 •	54	57
4.500% due 11/01/2018 - 09/01/2043	18,770	19,525
4.517% due 08/01/2030 •	2	2
4.600% due 05/01/2032 •	1	1
4.741% due 09/01/2024 •	6	6
4.865% due 02/01/2027 •	18	18
5.000% due 02/01/2019 - 07/01/2041	21,267	22,508
5.483% due 10/15/2040 •	18	18
5.500% due 11/01/2018 - 06/01/2041	40,438	43,594
6.000% due 10/01/2021 - 05/01/2040	6,360	7,000
6.250% due 12/15/2028	194	206
6.500% due 03/15/2021 - 10/25/2043	2,747	3,035
6.657% due 05/15/2035 •	3,589	3,673
6.868% due 05/15/2041 •	4,005	3,879
7.000% due 11/15/2020 - 12/01/2032	157	167
7.000% due 10/25/2023 (a)	14	2
7.400% due 02/01/2021	6	6
7.500% due 03/01/2022 - 01/15/2030	106	119
7.500% due 08/15/2029 (a)	4	1
7.585% due 01/15/2035 •	4,986	5,095
7.645% due 05/01/2025	479	529
8.000% due 06/01/2030 - 09/01/2030	2	2
8.500% due 08/01/2024 - 08/01/2027	50	55
9.000% due 12/15/2020	5	5
9.500% due 12/15/2020	20	21
9.500% due 11/01/2021 (a)	2	0
Freddie Mac, TBA
2.500% due 10/01/2048	2,000	1,850
3.500% due 10/01/2048 - 11/01/2048	337,250	331,770
4.000% due 10/01/2048 - 11/01/2048	185,900	187,629
5.000% due 10/01/2048	22,600	23,734
Ginnie Mae
0.000% due 03/20/2035 (b)(e)	348	287
0.375% due 12/20/2045 ~(a)	2,331	47
0.518% due 09/20/2045 ~(a)	3,937	102
0.530% due 06/16/2043 ~(a)	29,593	346
0.579% due 08/20/2045 ~(a)	1,140	29
0.757% due 11/20/2045 ~(a)	2,340	63

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.768% due 06/20/2043 ~(a)	$2,461	$59
0.981% due 03/16/2051 ~(a)	1,206	13
1.194% due 06/20/2042 ~(a)	3,205	62
1.244% due 06/20/2042 ~(a)	2,940	69
2.358% due 05/16/2030 •	9	9
2.458% due 01/16/2031 •	4	4
2.500% due 03/20/2027 - 10/15/2046	5,894	5,721
2.515% due 06/20/2032 •	96	96
2.730% due 05/20/2063 •	3,289	3,306
2.750% due 08/20/2021 - 09/20/2026 ~	515	526
2.750% due 08/20/2024 - 07/20/2035 •	7,626	7,897
2.800% due 09/20/2063 •	17,232	17,373
3.000% due 09/20/2019 - 07/20/2020 ~	4	4
3.000% due 05/20/2039 - 06/20/2046 (a)	5,008	711
3.000% due 12/15/2042 - 09/15/2047	4,734	4,594
3.080% due 08/20/2063 •	26,292	26,641
3.115% due 03/20/2031 •	763	775
3.125% due 12/20/2018 - 10/20/2025 ~	12	12
3.125% due 12/20/2027 - 12/20/2032 •	1,257	1,301
3.367% due 01/20/2059 •	699	712
3.375% due 01/20/2022 - 03/20/2026 ~	520	533
3.375% due 01/20/2027 - 02/20/2032 •	655	671
3.380% due 09/20/2063 •	13,019	13,291
3.430% due 10/20/2058 •	507	516
3.500% due 12/20/2018 - 03/20/2021 ~	20	21
3.500% due 01/20/2041 - 09/20/2046 (a)	21,570	3,700
3.500% due 11/15/2041 - 05/20/2048	140,349	139,915
3.625% due 11/20/2020 - 06/20/2026 ~	822	838
3.625% due 04/20/2027 - 04/20/2033 •	4,647	4,802
3.875% due 01/20/2034 •	2,483	2,612
4.000% due 09/15/2040 - 08/15/2048	35,844	36,861
4.000% due 05/20/2044 (a)	1,216	213
4.425% due 09/20/2045 •	1,736	1,404
4.500% due 06/15/2035 - 07/20/2048	31,402	32,836
5.000% due 03/15/2033 - 08/20/2043	29,516	31,412
5.500% due 05/15/2031 - 07/15/2041	14,147	15,275
6.000% due 09/15/2036 - 12/15/2040	2,087	2,266
6.500% due 10/15/2023 - 07/15/2039	3,036	3,372
6.855% due 03/16/2041 ~	276	292
7.000% due 09/15/2025 - 09/20/2028	22	25
7.500% due 12/15/2022 - 11/15/2031	50	51
7.750% due 10/15/2025	10	10
8.000% due 06/15/2024 - 09/15/2031	84	98
8.500% due 06/15/2027 - 01/20/2031	349	372
9.000% due 04/15/2020 - 09/15/2030	30	31
9.500% due 12/15/2021	3	3
Ginnie Mae, TBA
3.000% due 10/01/2048	194,400	188,297
3.500% due 10/01/2048	372,112	370,033
4.000% due 10/01/2048	284,200	289,022
4.500% due 10/01/2048	189,900	196,309
5.000% due 10/01/2048	49,100	51,279
Small Business Administration
5.370% due 04/01/2028	2,404	2,494
5.490% due 05/01/2028	2,954	3,095

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	123

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.870% due 05/01/2026 - 07/01/2028	$2,020	$2,115
6.220% due 12/01/2028	356	380
7.190% due 12/01/2019	5	5
7.220% due 11/01/2020	35	36
Vendee Mortgage Trust
6.377% due 01/15/2030 ~	209	226
6.500% due 03/15/2029	527	568

Total U.S. Government Agencies (Cost $5,577,000)		5,536,960

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
2.750% due 08/31/2025	32,500	31,973

Total U.S. Treasury Obligations (Cost $31,924)		31,973

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%
Adjustable Rate Mortgage Trust
4.065% due 09/25/2035 ~	675	640
American Home Mortgage Investment Trust
4.534% due 02/25/2045 •	118	118
Banc of America Funding Trust
2.745% due 05/20/2035 ^•	513	449
5.000% due 09/25/2019	7	7
5.753% due 10/25/2036 ^Ø	1,119	1,028
5.837% due 01/25/2037 ^Ø	944	900
Banc of America Mortgage Trust
3.685% due 02/25/2036 ^~	307	290
4.487% due 07/25/2034 ~	3	3
4.488% due 06/20/2031 ~	111	114
4.817% due 07/20/2032 ~	5	5
6.500% due 10/25/2031	11	12
BCAP LLC Trust
2.573% due 01/26/2036 •	384	380
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	2	2
3.634% due 02/25/2033 ~	3	3
3.823% due 01/25/2034 ~	3	3
4.377% due 08/25/2033 ~	297	302
4.471% due 08/25/2033 ~	185	186
Bear Stearns ALT-A Trust
3.896% due 11/25/2036 ^~	278	252
3.927% due 11/25/2036 ^~	667	562
3.972% due 05/25/2035 ~	350	354
4.037% due 11/25/2036 ~	679	633
Bear Stearns Mortgage Securities, Inc.
4.124% due 06/25/2030 ~	2	2
Bear Stearns Structured Products, Inc. Trust
3.531% due 12/26/2046 ~	1,335	1,215
BellaVista Mortgage Trust
2.418% due 05/20/2045 •	320	243
Chase Mortgage Finance Trust
4.109% due 09/25/2036 ^~	51	48
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.396% due 05/25/2036 •	174	173
2.466% due 08/25/2035 •	312	311
2.511% due 01/25/2035 ~	353	336
Citigroup Mortgage Loan Trust
4.367% due 08/25/2035 ^~	357	277
4.490% due 05/25/2035 •	8	8
Citigroup Mortgage Loan Trust, Inc.
3.410% due 09/25/2035 •	336	342
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	885	865
Commercial Mortgage Trust
2.103% due 07/10/2046 ~(a)	13,771	374
Countrywide Alternative Loan Resecuritization Trust
4.068% due 03/25/2047 ~	55	55
6.000% due 08/25/2037 ^~	138	101
Countrywide Alternative Loan Trust
2.365% due 07/20/2046 ^•	568	445
2.386% due 01/25/2037 ^•	131	129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.416% due 05/25/2036 •	$56	$50
2.426% due 05/25/2035 •	947	908
2.436% due 05/25/2035 •	165	148
2.445% due 09/20/2046 •	6,643	3,838
2.466% due 05/25/2035 •	256	229
2.466% due 09/25/2046 ^•	3,869	3,101
2.466% due 10/25/2046 ^•	790	638
2.476% due 07/25/2046 ^•	1,809	1,087
2.486% due 05/25/2036 ^•	77	28
2.496% due 12/25/2035 •	250	243
2.556% due 10/25/2046 ^•	1,886	1,275
2.566% due 06/25/2047 ^•	46	7
2.586% due 11/25/2035 ^•	35	2
6.250% due 11/25/2036 ^	1,181	1,039
Countrywide Home Loan Mortgage Pass-Through Trust
2.516% due 04/25/2046 ^•	234	15
2.556% due 03/25/2036 •	437	207
2.566% due 02/25/2036 ^•	209	68
2.676% due 05/25/2035 •	927	867
2.756% due 02/25/2035 •	140	135
2.796% due 04/25/2035 •	604	588
2.856% due 03/25/2035 •	74	68
2.865% due 03/25/2035 ^•	114	26
2.876% due 02/25/2035 •	560	565
2.896% due 02/25/2035 •	14	14
3.213% due 06/19/2031 ~	5	5
3.307% due 02/20/2036 ^~	274	238
3.500% due 07/19/2031 ~	6	6
3.912% due 08/25/2034 ^~	286	272
3.925% due 09/25/2047 ^~	714	673
3.969% due 09/25/2034 ^~	220	206
4.241% due 11/19/2033 ~	21	21
4.366% due 11/19/2033 ~	11	11
Credit Suisse First Boston Mortgage Securities Corp.
3.757% due 06/25/2033 ~	14	14
5.301% due 06/25/2032 ~	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	2,387	1,221
Credit Suisse Mortgage Capital Trust
4.790% due 05/27/2053 ~	5,145	5,057
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
2.316% due 10/25/2036 ^•	16	12
DLJ Mortgage Acceptance Corp.
4.800% due 11/25/2023 ~	5	5
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	6	6
GreenPoint Mortgage Funding Trust
2.416% due 12/25/2046 ^•	2,300	2,173
2.486% due 04/25/2036 ^•	222	595
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.769% due 10/25/2033 ~	35	35
GSR Mortgage Loan Trust
2.476% due 08/25/2046 •	3,197	1,878
3.601% due 04/25/2036 ~	243	223
3.608% due 06/25/2034 ~	24	24
HarborView Mortgage Loan Trust
2.298% due 03/19/2037 •	427	418
2.372% due 07/21/2036 •	674	617
2.388% due 05/19/2046 ^•	730	370
3.380% due 11/19/2034 ~	71	65
4.065% due 08/19/2036 ^~	289	274
4.349% due 07/19/2035 ^~	10	9
4.468% due 08/19/2034 ~	1,492	1,491
HomeBanc Mortgage Trust
2.396% due 12/25/2036 •	234	231
3.076% due 08/25/2029 •	374	360
Impac Secured Assets Trust
2.366% due 11/25/2036 •	1,195	1,116
IndyMac Adjustable Rate Mortgage Trust
3.445% due 01/25/2032 ~	6	6
IndyMac Mortgage Loan Trust
2.426% due 05/25/2046 •	1,127	1,111
2.516% due 11/25/2035 ^•	156	120
2.516% due 06/25/2037 ^•	423	265
2.696% due 04/25/2035 •	88	85
2.696% due 07/25/2035 •	971	950

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.856% due 02/25/2035 •	$219	$218
3.625% due 12/25/2034 ~	7	7
3.764% due 01/25/2036 ^~	1	1
3.766% due 01/25/2036 ^~	1,029	943
3.896% due 08/25/2035 ^~	914	832
JPMorgan Mortgage Trust
4.412% due 10/25/2035 ~	1,414	1,345
Lehman XS Trust
2.536% due 11/25/2046 ^•	1,585	1,294
Luminent Mortgage Trust
2.396% due 12/25/2036 ^•	1,314	1,174
MASTR Adjustable Rate Mortgages Trust
2.456% due 05/25/2037 •	550	343
2.816% due 05/25/2047 ^•	2,532	2,083
2.896% due 05/25/2047 ^•	2,147	1,334
MASTR Asset Securitization Trust
5.000% due 12/25/2019	42	43
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	110	111
MASTR Seasoned Securitization Trust
4.233% due 10/25/2032 ~	217	218
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.858% due 11/15/2031 •	338	339
3.038% due 11/15/2031 •	41	41
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.598% due 12/15/2030 •	450	438
2.638% due 06/15/2030 •	367	360
Merrill Lynch Alternative Note Asset Trust
2.516% due 03/25/2037 •	1,155	517
Merrill Lynch Mortgage Investors Trust
3.272% due 10/25/2028 •	47	47
3.943% due 01/25/2029 ~	1,898	1,854
4.068% due 04/25/2035 ~	12	11
Morgan Stanley Mortgage Loan Trust
2.726% due 02/25/2047 •	1,195	778
3.908% due 07/25/2035 ^~	892	832
Mortgage Equity Conversion Asset Trust
3.060% due 02/25/2042 «•	4,115	3,843
3.070% due 01/25/2042 «•	29,104	27,212
3.080% due 05/25/2042 «•	11,635	10,820
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.000% due 02/19/2030 ~	232	234
Prime Mortgage Trust
2.616% due 02/25/2034 •	29	28
4.750% due 11/25/2019	3	3
Residential Accredit Loans, Inc. Trust
2.486% due 05/25/2046 ^•	900	787
2.716% due 06/25/2035 •	322	280
4.156% due 08/25/2035 ^~	579	392
Residential Funding Mortgage Securities, Inc. Trust
4.420% due 09/25/2035 ^~	1,129	962
Sequoia Mortgage Trust
2.787% due 11/22/2024 •	2	2
2.808% due 04/19/2027 •	44	42
2.868% due 10/19/2026 •	17	17
2.925% due 10/20/2027 •	329	317
3.705% due 01/20/2047 ^~	755	617
Structured Adjustable Rate Mortgage Loan Trust
2.951% due 06/25/2034 •	559	546
3.565% due 11/25/2035 ^~	784	744
3.912% due 01/25/2035 ~	673	669
4.034% due 10/25/2037 ^•	1,374	1,254
4.181% due 08/25/2035 ~	15	15
4.200% due 07/25/2035 ^~	50	47
4.277% due 07/25/2034 ~	32	32
Structured Asset Mortgage Investments Trust
2.406% due 06/25/2036 •	303	302
2.418% due 07/19/2035 •	1,974	1,932
2.426% due 05/25/2036 •	1,080	998
2.476% due 03/25/2037 •	168	126
2.516% due 08/25/2036 ^•	3,394	2,801
2.676% due 05/25/2045 •	1,200	1,176
2.828% due 09/19/2032 •	1,015	996
2.828% due 10/19/2034 •	135	134
2.868% due 03/19/2034 •	599	599

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments, Inc.
1.049% due 05/02/2030 ~	$56	$8
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.937% due 05/25/2022 ~	8	8
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.247% due 06/25/2033 ~	15	15
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 Ø	1,349	718
5.970% due 09/25/2036 Ø	9,085	899
6.015% due 07/25/2037 Ø	2,394	1,712
Thornburg Mortgage Securities Trust
3.969% due 06/25/2043 ~	511	514
WaMu Mortgage Pass-Through Certificates Trust
2.268% due 01/25/2047 •	1,171	1,155
2.476% due 11/25/2045 •	1,058	1,067
2.506% due 10/25/2045 •	103	104
2.546% due 01/25/2045 •	1,178	1,181
2.685% due 11/25/2046 •	333	309
2.716% due 07/25/2044 •	165	166
2.845% due 02/25/2046 •	1,151	1,154
2.856% due 01/25/2045 •	266	274
2.856% due 07/25/2045 •	48	49
2.916% due 12/25/2045 •	847	610
3.045% due 11/25/2042 •	58	56
3.113% due 12/25/2036 ^~	1,060	1,014
3.162% due 04/25/2037 ^~	1,089	996
3.245% due 06/25/2042 •	273	267
3.245% due 08/25/2042 •	556	550
3.538% due 12/25/2035 ~	307	310
3.727% due 03/25/2034 ~	8	8
4.210% due 08/25/2033 ~	376	382
4.331% due 09/25/2033 ~	154	159
Washington Mutual Mortgage Pass-Through Certificates Trust
2.466% due 07/25/2046 ^•	172	121
3.599% due 11/25/2030 ~	173	175
6.268% due 07/25/2036 Ø	2,793	1,166
Wells Fargo Commercial Mortgage Trust
1.945% due 10/15/2045 ~(a)	38,923	2,276
Wells Fargo Mortgage-Backed Securities Trust
2.716% due 07/25/2037 ^•	449	405
3.788% due 12/25/2033 ~	191	197
4.213% due 06/25/2035 ~	313	323
4.488% due 07/25/2034 ~	27	29
4.510% due 10/25/2033 ~	84	86

Total Non-Agency Mortgage-Backed Securities (Cost $136,361)		138,033

ASSET-BACKED SECURITIES 11.6%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033 Ø	936	723
ACE Securities Corp. Home Equity Loan Trust
2.276% due 10/25/2036 •	186	102
2.916% due 08/25/2030 •	19	18
3.266% due 07/25/2034 •	869	871
AFC Home Equity Loan Trust
3.026% due 06/25/2029 •	213	192
Allegro CLO Ltd.
3.559% due 01/30/2026 •	4,555	4,559
Amortizing Residential Collateral Trust
2.916% due 10/25/2031 •	201	197
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.711% due 06/25/2028 •	21	20
2.846% due 09/25/2028 •	293	299
3.156% due 06/25/2029 •	204	196
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.706% due 10/25/2035 •	7,500	7,524
Asset-Backed Funding Certificates Trust
2.916% due 06/25/2034 •	216	216
3.236% due 03/25/2032 •	396	398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asset-Backed Securities Corp. Home Equity Loan Trust
2.296% due 05/25/2037 •	$1	$1
2.678% due 06/15/2031 •	187	173
3.161% due 09/25/2034 •	3,495	3,538
Atrium Corp.
3.177% due 04/22/2027 •	2,500	2,491
B&M CLO Ltd.
3.069% due 04/16/2026 •	2,116	2,118
Babson CLO Ltd.
3.486% due 10/17/2026 •	3,700	3,703
Bayview Financial Acquisition Trust
2.592% due 05/28/2037 •	1,562	1,493
Bear Stearns Asset-Backed Securities Trust
2.616% due 09/25/2046 •	1,394	1,350
3.191% due 02/25/2034 •	362	362
3.416% due 10/25/2032 •	110	111
3.716% due 11/25/2042 •	337	344
4.323% due 06/25/2043 ~	18	18
Brookside Mill CLO Ltd.
3.156% due 01/17/2028 •	2,900	2,894
CDC Mortgage Capital Trust
3.266% due 01/25/2033 •	390	388
Centex Home Equity Loan Trust
2.516% due 01/25/2032 •	96	93
3.066% due 01/25/2032 •	458	448
Chase Funding Trust
2.816% due 07/25/2033 •	21	20
2.856% due 08/25/2032 •	486	478
2.876% due 11/25/2032 •	327	325
CIFC Funding Ltd.
3.119% due 04/15/2027 •	5,300	5,270
3.195% due 10/25/2027 •	4,300	4,294
CIT Group Home Equity Loan Trust
2.756% due 06/25/2033 •	639	631
3.191% due 12/25/2031 •	224	216
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •	5,368	5,430
Citigroup Global Markets Mortgage Securities, Inc.
3.566% due 01/25/2032 •	326	325
6.930% due 08/25/2028	136	138
Citigroup Mortgage Loan Trust
2.276% due 07/25/2045 •	227	188
Conseco Finance Corp.
6.240% due 12/01/2028	300	307
Conseco Finance Home Equity Loan Trust
3.658% due 05/15/2032 •	277	276
Countrywide Asset-Backed Certificates
2.356% due 07/25/2037 •	1,623	1,498
2.416% due 09/25/2037 •	863	768
3.116% due 06/25/2033 •	51	51
3.116% due 10/25/2047 •	1,538	1,538
3.216% due 09/25/2032 •	1,351	1,306
Credit Suisse First Boston Mortgage Securities Corp.
2.576% due 05/25/2044 •	111	110
2.956% due 08/25/2032 •	151	147
Credit-Based Asset Servicing & Securitization LLC
3.316% due 04/25/2032 •	60	61
Credit-Based Asset Servicing & Securitization Trust
2.286% due 01/25/2037 ^•	326	152
CVP Cascade CLO Ltd.
3.489% due 01/16/2026 •	4,241	4,245
Delta Funding Home Equity Loan Trust
2.978% due 09/15/2029 •	12	12
Ellington Loan Acquisition Trust
3.266% due 05/25/2037 •	1,964	1,941
EMC Mortgage Loan Trust
2.956% due 05/25/2040 •	239	236
EquiFirst Mortgage Loan Trust
2.696% due 01/25/2034 •	140	137
FIRSTPLUS Home Loan Owner Trust
7.670% due 05/10/2024 Ø	397	134
Flagship Ltd.
3.468% due 01/20/2026 •	3,622	3,625

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Flatiron CLO Ltd.
3.496% due 01/17/2026 •	$7,586	$7,591
Gallatin CLO Ltd.
3.389% (US0003M + 1.050%) due 07/15/2027 ~	6,225	6,232
3.485% due 01/21/2028 •	8,700	8,700
GE-WMC Mortgage Securities Trust
2.256% due 08/25/2036 •	47	30
GMAC Mortgage Corp. Home Equity Loan Trust
2.696% due 01/25/2029 •	40	38
GSAMP Trust
2.516% due 10/25/2036 ^•	8,117	757
2.616% due 02/25/2033 •	196	194
Home Equity Mortgage Loan Asset-Backed Trust
2.436% due 04/25/2037 •	1,027	835
IMC Home Equity Loan Trust
6.880% due 11/20/2028	1	1
7.520% due 08/20/2028	20	22
Jamestown CLO Ltd.
3.029% due 07/15/2026 •	4,487	4,476
JMP Credit Advisors CLO Ltd.
3.186% due 01/17/2028 •	9,900	9,902
JPMorgan Mortgage Acquisition Trust
2.296% due 08/25/2036 •	46	25
2.476% due 03/25/2037 •	300	295
KVK CLO Ltd.
3.489% due 01/15/2026 •	3,737	3,739
LCM LP
3.379% due 10/20/2027 •(c)	1,450	1,450
Long Beach Mortgage Loan Trust
2.776% due 10/25/2034 •	62	60
3.266% due 10/25/2034 •	588	580
3.641% due 03/25/2032 •	545	550
Loomis Sayles CLO Ltd.
3.239% due 04/15/2028 •	9,600	9,590
Marathon CLO Ltd.
3.182% due 11/21/2027 •	2,200	2,190
MASTR Asset-Backed Securities Trust
2.966% due 12/25/2034 ^•	1,686	1,700
Merrill Lynch Mortgage Investors Trust
2.276% due 10/25/2037 ^•	1,512	649
2.296% due 09/25/2037 •	230	136
2.936% due 06/25/2035 •	347	336
MESA Trust
2.865% due 12/25/2031 •	360	356
Mid-State Trust
6.340% due 12/15/2036	575	617
7.791% due 03/15/2038	868	966
Morgan Stanley Mortgage Loan Trust
2.576% due 04/25/2037 •	292	149
5.750% due 04/25/2037 ^~	734	509
6.000% due 07/25/2047 ^~	1,395	1,112
Mountain Hawk CLO Ltd.
3.168% due 07/20/2024 •	2,900	2,901
Mountain View CLO Ltd.
3.157% due 10/13/2027 •	4,600	4,585
NovaStar Mortgage Funding Trust
2.346% due 03/25/2037 •	2,365	1,822
Oak Hill Credit Partners Ltd.
3.478% due 07/20/2026 •	15,750	15,764
Oaktree CLO Ltd.
3.568% due 10/20/2026 •	3,000	3,002
OCP CLO Ltd.
3.155% due 10/26/2027 •	6,880	6,884
3.186% due 04/17/2027 •	1,500	1,497
Octagon Investment Partners Ltd.
3.439% due 04/15/2026 •	6,601	6,603
Option One Mortgage Loan Trust
2.356% due 01/25/2037 •	738	482
2.996% due 02/25/2035 •	4,021	3,917
Option One Mortgage Loan Trust Asset-Backed Certificates
2.676% due 11/25/2035 •	400	377

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	125

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OZLM Ltd.
3.241% due 04/30/2027 •	$2,500	$2,496
3.271% due 07/30/2027 •	7,000	6,990
Palmer Square Loan Funding Ltd.
3.273% due 11/15/2026 •(c)	3,200	3,200
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.966% due 07/25/2035 •	1,527	1,535
Renaissance Home Equity Loan Trust
2.576% due 11/25/2034 •	179	168
2.976% due 12/25/2032 •	21	21
3.096% due 08/25/2033 •	299	294
3.216% due 12/25/2033 •	1,573	1,552
3.416% due 08/25/2032 •	699	692
Residential Asset Securities Corp. Trust
2.796% due 06/25/2033 •	78	72
Residential Mortgage Loan Trust
3.716% due 09/25/2029 •	89	91
SACO Trust
2.736% due 06/25/2036 ^•	168	158
Saxon Asset Securities Trust
2.896% due 12/26/2034 •	583	586
Securitized Asset-Backed Receivables LLC Trust
2.276% due 12/25/2036 ^•	2,461	890
SLM Student Loan Trust
2.505% due 07/25/2023 •	524	524
3.534% due 12/15/2033 •	3,038	3,086
3.835% due 04/25/2023 •	26,879	27,470
Sound Point CLO Ltd.
3.199% due 04/15/2027 •	8,700	8,683
3.228% due 07/20/2027 •	10,700	10,687
Soundview Home Loan Trust
2.276% due 11/25/2036 •	74	33
Specialty Underwriting & Residential Finance Trust
2.896% due 01/25/2034 •	300	291
3.416% due 10/25/2035 •	715	666
Staniford Street CLO Ltd.
3.514% due 06/15/2025 •	1,223	1,225
Structured Asset Investment Loan Trust
2.876% due 04/25/2035 •	2,184	2,191
3.191% due 09/25/2034 •	622	608
3.491% due 12/25/2034 •	976	960
3.641% due 04/25/2034 •	214	214
Structured Asset Securities Corp. Trust
2.676% due 09/25/2035 •	900	854
Symphony CLO Ltd.
3.219% due 04/15/2028 •	2,100	2,100
THL Credit Wind River CLO Ltd.
3.209% due 10/15/2027 •	1,100	1,101
TICP CLO Ltd.
3.199% due 04/20/2028 •	9,000	8,963

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	$867	$855
UPS Capital Business Credit
2.738% due 04/15/2026 «•	76	8
Utah State Board of Regents
2.966% due 01/25/2057 •	14,261	14,280
Venture CLO Ltd.
3.159% due 04/15/2027 •	7,400	7,369
3.219% due 04/15/2027 •	10,000	9,952
3.219% due 07/15/2027 •	5,100	5,093
Voya CLO Ltd.
3.055% due 07/25/2026 •	8,000	8,002
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2.846% due 04/25/2034 •	548	523
Zais CLO Ltd.
0.000% due 04/15/2028 •(c)	7,600	7,600

Total Asset-Backed Securities (Cost $330,268)		322,403

SHORT-TERM INSTRUMENTS 3.1%

COMMERCIAL PAPER 1.9%
Campbell Soup Co.
2.800% due 12/12/2018	3,250	3,233
Discovery Communications LLC
2.780% due 10/19/2018	1,800	1,797
2.800% due 10/26/2018	1,700	1,696
Enbridge Energy Partners LP
3.040% due 10/11/2018	2,200	2,198
Energy Transfer Partners
2.800% due 10/03/2018	4,500	4,498
Hitachi Capital America Corp.
2.400% due 10/18/2018	1,100	1,098
Hyundai Capital America
2.400% due 10/04/2018	3,700	3,699
Marriott International
2.480% due 11/16/2018	1,050	1,046
Marriott International, Inc.
2.510% due 10/23/2018	1,100	1,098
2.520% due 10/26/2018	1,500	1,497
Mondelez International, Inc.
2.270% due 10/05/2018	3,750	3,748
2.480% due 11/21/2018	2,500	2,491
Royal Caribbean Cruise
2.610% due 10/05/2018	350	350
2.650% due 10/02/2018	5,400	5,399
2.650% due 10/05/2018	1,200	1,199
2.650% due 10/15/2018	600	599
2.660% due 10/18/2018	2,200	2,197
2.700% due 10/23/2018	700	699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Schlumberger Holdings
2.300% due 10/01/2018	$2,000	$2,000
Spectra Energy Partners LP
2.450% due 10/19/2018	1,350	1,348
Syngenta Wilmington, Inc.
2.900% due 11/20/2018	3,000	2,989
Thomson Reuters Corp.
2.410% due 10/01/2018	2,200	2,200
2.470% due 10/03/2018	2,400	2,399
Virginia Electric & Power Co.
2.400% due 11/01/2018	2,200	2,195

		51,673

REPURCHASE AGREEMENTS (f) 0.2%
		5,242

U.S. TREASURY BILLS 1.0%
2.160% due 10/18/2018 - 12/13/2018 (d)(e)(i)	29,014	28,892

Total Short-Term Instruments (Cost $85,814)		85,807

Total Investments in Securities (Cost $6,167,335)		6,119,440

	SHARES
INVESTMENTS IN AFFILIATES 5.6%

SHORT-TERM INSTRUMENTS 5.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	15,879,130	156,997

Total Short-Term Instruments (Cost $156,981)		156,997

Total Investments in Affiliates (Cost $156,981)		156,997

Total Investments 225.5% (Cost $6,324,316)		$6,276,437

Financial Derivative Instruments (g)(h) 0.1% (Cost or Premiums, net $9,053)		3,025

Other Assets and Liabilities, net (125.6)%		(3,495,685)

Net Assets 100.0%		$2,783,777

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$5,242	U.S. Treasury Notes 2.750% due 07/31/2023	$(5,348)	$5,242	$5,243

Total Repurchase Agreements						$(5,348)	$5,242	$5,243

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.6)%
Fannie Mae, TBA	4.000%	10/01/2033	$7,200	$(7,359)	$(7,345)
Fannie Mae, TBA	5.500	10/01/2048	2,200	(2,352)	(2,350)
Freddie Mac, TBA	3.000	10/01/2048	22,700	(21,817)	(21,717)
Freddie Mac, TBA	5.500	10/01/2048	57,000	(60,936)	(60,756)
Ginnie Mae, TBA	5.000	10/01/2048	7,100	(7,433)	(7,392)

Total Short Sales (3.6)%				$(99,897)	$(99,560)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$5,243	$0	$0	$5,243	$(5,348)	$(105)

Total Borrowings and Other Financing Transactions	$5,243	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(8,386) at a weighted average interest rate of 1.841%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	54	$	13,141	$(98)	$2	$0
90-Day Eurodollar December Futures	12/2019	54		13,076	(138)	3	0
90-Day Eurodollar June Futures	06/2019	54		13,096	(130)	2	0

					$(366)	$7	$0

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2018	132	$	(15,679)	$158	$0	$(4)

Total Futures Contracts					$(208)	$7	$(4)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	127

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$53,100	$1,982	$234	$2,216	$0	$(26)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023	29,400	30	1,385	1,415	0	(16)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	61,300	4,773	2,669	7,442	0	(24)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	32,550	(1,240)	3,719	2,479	30	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	62,000	5,661	2,236	7,897	58	0
Receive(1)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048	17,700	(131)	757	626	21	0

Total Swap Agreements						$11,075	$11,000	$22,075	$109	$(66)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$7	$109	$116	$0	$(4)	$(66)	$(70)

Cash of $11,476 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.440%	12/13/2018	$	4,100	$22	$7
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/13/2019		10,000	78	16
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.440	12/13/2018		6,300	36	10
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/30/2019		308,000	255	252
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/31/2019		13,900	90	30
UAG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/04/2019		43,400	325	60

								$806	$375

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2048	$	68.000	10/04/2018	$	250,000	$10	$0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048		73.000	10/04/2018		536,000	21	0
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2048		76.500	10/04/2018		138,000	5	0
JPM	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2048		70.000	10/04/2018		163,000	6	0
	Put - OTC Freddie Mac, TBA 3.000% due 10/01/2048		68.000	10/04/2018		50,000	2	0
	Put - OTC Freddie Mac, TBA 3.500% due 11/01/2048		70.000	11/06/2018		200,000	8	0
	Put - OTC Freddie Mac, TBA 4.000% due 11/01/2048		72.000	11/06/2018		122,000	5	0
	Put - OTC Ginnie Mae, TBA 4.000% due 11/01/2048		68.000	11/06/2018		118,000	5	0
SAL	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048		74.000	10/04/2018		50,000	2	0
	Put - OTC Fannie Mae, TBA 3.500% due 12/01/2048		74.000	12/06/2018		75,000	3	0
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2048		74.000	10/04/2018		45,000	2	0
	Put - OTC Ginnie Mae, TBA 3.500% due 12/01/2048		72.000	12/06/2018		219,000	8	0
	Put - OTC Ginnie Mae, TBA 3.500% due 12/01/2048		75.000	12/06/2018		50,000	2	0

							$79	$0

Total Purchased Options							$885	$375

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	$	98.074	11/06/2018	$10,000	$(15)	$(24)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2048		98.629	11/06/2018	42,500	(91)	(91)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2048		99.051	12/06/2018	10,000	(18)	(18)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2048		99.160	12/06/2018	20,000	(30)	(30)
	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048		100.609	11/06/2018	10,000	(9)	(24)
	Call - OTC Fannie Mae, TBA 4.000% due 11/01/2048		102.609	11/06/2018	10,000	(6)	(1)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2048		99.500	12/06/2018	13,000	(20)	(17)
	Call - OTC Fannie Mae, TBA 4.000% due 12/01/2048		101.500	12/06/2018	13,000	(18)	(24)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048		98.000	10/04/2018	7,000	(14)	(1)
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048		98.195	10/04/2018	12,000	(29)	(6)
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048		98.344	10/04/2018	12,000	(30)	(12)
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048		98.359	10/04/2018	10,000	(21)	(10)
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048		98.375	10/04/2018	6,500	(11)	(7)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2048		100.000	10/04/2018	7,000	(12)	0
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2048		100.195	10/04/2018	12,000	(23)	0
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2048		100.219	10/04/2018	11,500	(23)	0
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2048		100.344	10/04/2018	12,000	(24)	0
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2048		100.375	10/04/2018	6,500	(8)	0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048		98.375	11/06/2018	9,500	(20)	(35)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2048		98.566	11/06/2018	10,000	(20)	(24)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2048		98.938	11/06/2018	14,000	(26)	(17)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2048		100.063	11/06/2018	8,500	(8)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2048		100.125	11/06/2018	11,000	(19)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2048		100.191	11/06/2018	11,000	(17)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2048		100.215	11/06/2018	15,000	(25)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2048		100.266	11/06/2018	12,000	(12)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2048		100.375	11/06/2018	9,500	(13)	0
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2048		99.086	12/06/2018	19,500	(59)	(33)
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2048		100.824	10/04/2018	7,000	(15)	(5)
	Call - OTC Fannie Mae, TBA 4.000% due 10/01/2048		101.813	10/04/2018	14,500	(28)	0
	Call - OTC Fannie Mae, TBA 4.000% due 10/01/2048		101.824	10/04/2018	14,500	(26)	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2048		95.063	10/04/2018	10,500	(22)	(1)
	Call - OTC Fannie Mae, TBA 3.000% due 10/01/2048		97.063	10/04/2018	10,500	(20)	0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048		98.000	10/04/2018	7,000	(13)	(1)
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048		98.188	10/04/2018	8,500	(16)	(4)
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048		98.359	10/04/2018	10,000	(20)	(10)
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048		98.938	10/04/2018	50,000	(137)	(257)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2048		99.594	10/04/2018	13,500	(12)	0
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2048		100.000	10/04/2018	7,000	(11)	0
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2048		100.141	10/04/2018	11,000	(19)	0
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2048		100.188	10/04/2018	8,500	(12)	0
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2048		99.891	11/06/2018	11,000	(21)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2048		100.383	11/06/2018	10,000	(13)	0
	Put - OTC Fannie Mae, TBA 3.500% due 12/01/2048		97.484	12/06/2018	16,250	(38)	(35)
	Call - OTC Fannie Mae, TBA 3.500% due 12/01/2048		99.484	12/06/2018	32,500	(56)	(30)
	Call - OTC Fannie Mae, TBA 4.000% due 10/01/2048		101.324	10/04/2018	5,500	(12)	(2)
	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048		100.285	11/06/2018	2,500	(4)	(4)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2048		99.625	12/06/2018	10,500	(16)	(16)
	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2048		99.805	12/06/2018	13,000	(20)	(24)
	Call - OTC Fannie Mae, TBA 4.000% due 12/01/2048		101.625	12/06/2018	10,500	(11)	(16)
SAL	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2048		99.586	11/06/2018	14,000	(13)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 11/01/2048		100.047	11/06/2018	11,000	(18)	(1)
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2048		101.641	10/04/2018	11,000	(24)	(71)

Total Written Options						$(1,218)	$(861)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)

Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BRC	Specialty Underwriting & Residential Finance Trust 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$	148	$0	$77	$77	$0
UAG	Merrill Lynch Mortgage Trust 1.300% due 06/12/2043 «	(1.080)	Monthly	06/12/2043		3,842	0	3,493	3,493	0

							$0	$3,570	$3,570	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	129

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	Monthly	09/25/2034	$	1,926	$(655)	$677	$22	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	Monthly	07/25/2035		2,947	(1,031)	749	0	(282)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	Monthly	11/25/2034		3	(3)	3	0	0

							$(1,689)	$1,429	$22	$(282)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.695%	Annual	10/12/2018	$360,000	$0	$(22)	$0	$(22)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.679	Annual	10/30/2018	110,000	0	19	19	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.668	Annual	11/06/2018	382,000	0	110	110	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.693	Annual	11/16/2018	70,000	0	4	4	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.690	Annual	11/19/2018	70,000	0	7	7	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.708	Annual	12/13/2018	145,000	0	(4)	0	(4)
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.720	Annual	11/19/2018	70,000	0	(15)	0	(15)
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.629	Annual	10/23/2018	55,000	0	35	35	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.699	Annual	01/30/2019	75,000	0	16	16	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.685	Annual	02/01/2019	75,000	0	27	27	0

							$ 0	$177	$ 218	$(41)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$4,910	$0	$(14)	$0	$(14)
	Pay	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	1,218	0	(1)	0	(1)
JPS	Pay	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	2,651	0	(5)	0	(5)
SAL	Pay	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	1,699	0	(2)	0	(2)

								$0	$(22)	$0	$(22)

Total Swap Agreements								$(1,689)	$5,154	$3,810	$(345)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BPS	$0	$7	$0	$7	$0	$0	$0	$0	$7	$0	$7
BRC	0	0	77	77	0	0	0	0	77	(300)	(223)
CBK	0	16	0	16	0	0	0	0	16	(60)	(44)
DUB	0	0	0	0	0	0	(15)	(15)	(15)	(20)	(35)
FAR	0	0	0	0	0	(229)	0	(229)	(229)	0	(229)
GSC	0	0	0	0	0	(155)	0	(155)	(155)	147	(8)

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
GST	$0	$0	$162	$162	$0	$0	$(308)	$(308)	$(146)	$1	$ (145)
JPM	0	10	0	10	0	(401)	0	(401)	(391)	668	277
JPS	0	0	0	0	0	0	(20)	(20)	(20)	0	(20)
MYC	0	282	0	282	0	0	0	0	282	(240)	42
SAL	0	0	78	78	0	(76)	(2)	(78)	0	0	0
UAG	0	60	3,493	3,553	0	0	0	0	3,553	(3,610)	(57)

Total Over the Counter	$0	$375	$3,810	$4,185	$0	$(861)	$(345)	$(1,206)

(i)

Securities with an aggregate market value of $816 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7
Swap Agreements	0	0	0	0	109	109

	$0	$0	$0	$0	$116	$116

Over the counter
Purchased Options	$0	$0	$0	$0	$375	$375
Swap Agreements	0	3,592	0	0	218	3,810

	$0	$3,592	$0	$0	$593	$4,185

	$0	$3,592	$0	$0	$709	$4,301

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4
Swap Agreements	0	0	0	0	66	66

	$0	$0	$0	$0	$70	$70

Over the counter
Written Options	$0	$24	$0	$0	$837	$861
Swap Agreements	0	282	0	0	63	345

	$0	$306	$0	$0	$900	$1,206

	$0	$306	$0	$0	$970	$1,276

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	131

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(179)	$(179)
Swap Agreements	0	0	0	0	4,021	4,021

	$0	$0	$0	$0	$3,842	$3,842

Over the counter
Purchased Options	$0	$0	$0	$0	$(71)	$(71)
Written Options	0	0	0	0	2,709	2,709
Swap Agreements	0	2,907	0	0	378	3,285

	$0	$2,907	$0	$0	$3,016	$5,923

	$0	$2,907	$0	$0	$6,858	$9,765

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$113	$113
Swap Agreements	0	0	0	0	5,068	5,068

	$0	$0	$0	$0	$5,181	$5,181

Over the counter
Purchased Options	$0	$0	$0	$0	$(505)	$(505)
Written Options	0	(3)	0	0	323	320
Swap Agreements	0	(1,818)	0	0	(654)	(2,472)

	$0	$(1,821)	$0	$0	$(836)	$(2,657)

	$0	$(1,821)	$0	$0	$4,345	$2,524

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$225	$0	$225
Industrials	0	1,332	0	1,332
Municipal Bonds & Notes
Texas	0	2,707	0	2,707
U.S. Government Agencies	0	5,477,519	59,441	5,536,960
U.S. Treasury Obligations	0	31,973	0	31,973
Non-Agency Mortgage-Backed Securities	0	96,158	41,875	138,033
Asset-Backed Securities	0	322,395	8	322,403
Short-Term Instruments
Commercial Paper	0	51,673	0	51,673
Repurchase Agreements	0	5,242	0	5,242
U.S. Treasury Bills	0	28,892	0	28,892

	$0	$6,018,116	$101,324	$6,119,440

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$156,997	$0	$0	$156,997

Total Investments	$156,997	$6,018,116	$101,324	$6,276,437

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(99,560)	$0	$(99,560)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	109	0	116
Over the counter	0	692	3,493	4,185

	$7	$801	$3,493	$4,301

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(66)	0	(70)
Over the counter	0	(1,206)	0	(1,206)

	$(4)	$(1,272)	$0	$(1,276)

Total Financial Derivative Instruments	$3	$(471)	$3,493	$3,025

Totals	$157,000	$5,918,085	$104,817	$6,179,902

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2018.

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2018(2)
Investments in Securities, at Value
U.S. Government Agencies	$94	$59,275	$(3)	$1	$0	$74	$0	$0	$59,441	$74
Non-Agency Mortgage-Backed Securities	42,546	0	(2,159)	58	226	1,204	0	0	41,875	1,204
Asset-Backed Securities	8	0	0	0	0	0	0	0	8	0

	$42,648	$59,275	$(2,162)	$59	$226	$1,278	$0	$0	$101,324	$1,278

Financial Derivative Instruments - Assets
Over the counter	$0	$0	$0	$0	$0	$0	$3,493	$0	$3,493	$0

Totals	$42,648	$59,275	$(2,162)	$59	$226	$1,278	$3,493	$0	$104,817	$1,278

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$59,441	Proxy Pricing	Base Price	77.313-99.891
Non-Agency Mortgage-Backed Securities	41,875	Third Party Vendor	Broker Quote	93.000-93.500
Asset-Backed Securities	8	Proxy Pricing	Base Price	9.999

Financial Derivative Instruments - Assets
Over the counter	3,493	Indicative Market Quotation	Broker Quote	90.931

Total	$104,817

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	133

Schedule of Investments PIMCO Municipal Portfolio

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.6%

CORPORATE BONDS & NOTES 2.7%

INDUSTRIALS 2.7%
Northwell Healthcare, Inc.
4.260% due 11/01/2047	$2,000	$1,903
Stanford Health Care
3.795% due 11/15/2048	2,000	1,894

Total Corporate Bonds & Notes (Cost $4,041)		3,797

MUNICIPAL BONDS & NOTES 88.5%

ALABAMA 0.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	500	513

ALASKA 1.4%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,042

CALIFORNIA 7.7%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	2,000	2,343
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	1,000	1,445
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,270	1,438
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,189
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,098
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	262
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	170

		10,945

COLORADO 2.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,066

CONNECTICUT 2.1%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2047	3,000	2,959

DISTRICT OF COLUMBIA 7.2%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,188

FLORIDA 3.2%
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,500	1,508
Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047	$2,000	$1,973

		4,583

HAWAII 1.2%
Hawaii Airports System State Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,500	1,653

ILLINOIS 17.1%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,228
5.250% due 01/01/2028	2,000	2,152
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,090
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,526
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,306
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	3,000	3,007
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	993
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,113
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	6,818

		24,233

LOUISIANA 3.8%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,347

MARYLAND 2.9%
Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2037	2,000	2,081
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,070

		4,151

MISSOURI 0.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 06/01/2048	1,000	991

NEVADA 1.5%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	2,000	2,090

NEW JERSEY 5.7%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	3,571
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.110% (MUNIPSA + 1.550%) due 09/01/2027 ~	1,750	1,738
New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2034	1,000	1,086

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	$1,500	$1,659

		8,054

NEW YORK 11.4%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,160
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	1,923
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	510
New York City, New York General Obligation Bonds, Series 2006
1.550% due 04/01/2036	3,000	3,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 05/01/2038	2,400	2,726
New York City, New York Water & Sewer System Revenue Bonds, Series 2018
4.000% due 06/15/2048	1,910	1,935
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.750% due 11/15/2051	2,000	2,200
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 10/01/2048	500	636
New York Transportation Development Corp., Revenue Bonds, Series 2018
5.000% due 01/01/2033	1,000	1,104

		16,194

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	317

PENNSYLVANIA 5.3%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
5.000% due 11/01/2047	4,000	4,327
Commonwealth of Pennsylvania General Obligation Bonds, Series 2018
4.000% due 03/01/2037	1,000	1,015
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2040	1,000	1,084
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	1,000	1,105

		7,531

TENNESSEE 3.3%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,286
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,349

		4,635

TEXAS 9.4%
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,639
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,346

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	$8,000	$8,043
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	1,000	1,229

		13,257

WASHINGTON 1.8%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,556

Total Municipal Bonds & Notes (Cost $119,528)		125,305

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (a) 0.4%
		522

Total Short-Term Instruments (Cost $522)		522

Total Investments in Securities (Cost $124,091)		129,624

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.2%

SHORT-TERM INSTRUMENTS 7.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio III	1,031,347	$10,197

Total Short-Term Instruments (Cost $10,193)		10,197

Total Investments in Affiliates (Cost $10,193)		10,197

Total Investments 98.8% (Cost $134,284)		$139,821

Other Assets and Liabilities, net 1.2%		1,633

Net Assets 100.0%		$141,454

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$522	U.S. Treasury Notes 2.750% due 07/31/2023	$(537)	$522	$522

Total Repurchase Agreements						$(537)	$522	$522

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$522	$0	$0	$522	$(537)	$(15)

Total Borrowings and Other Financing Transactions	$522	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	135

Schedule of Investments PIMCO Municipal Portfolio (Cont.)

September 30, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$3,797	$0	$3,797
Municipal Bonds & Notes
Alabama	0	513	0	513
Alaska	0	2,042	0	2,042
California	0	10,945	0	10,945
Colorado	0	3,066	0	3,066
Connecticut	0	2,959	0	2,959
District of Columbia	0	10,188	0	10,188
Florida	0	4,583	0	4,583
Hawaii	0	1,653	0	1,653
Illinois	0	24,233	0	24,233
Louisiana	0	5,347	0	5,347
Maryland	0	4,151	0	4,151
Missouri	0	991	0	991
Nevada	0	2,090	0	2,090
New Jersey	0	8,054	0	8,054

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
New York	$0	$16,194	$0	$16,194
Ohio	0	317	0	317
Pennsylvania	0	7,531	0	7,531
Tennessee	0	4,635	0	4,635
Texas	0	13,257	0	13,257
Washington	0	2,556	0	2,556
Short-Term Instruments
Repurchase Agreements	0	522	0	522

	$0	$129,624	$0	$129,624

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,197	$0	$0	$10,197

Total Investments	$10,197	$129,624	$0	$139,821

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.6%

U.S. TREASURY OBLIGATIONS 140.4%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2019	$2,592	$2,576
0.125% due 04/15/2020	65	64
0.125% due 04/15/2021	3,349	3,282
0.125% due 04/15/2022	2,332	2,266
0.125% due 07/15/2022	373	364
0.125% due 01/15/2023 (c)	3,865	3,743
0.125% due 07/15/2024	2,929	2,815
0.125% due 07/15/2026	1,745	1,647
0.250% due 01/15/2025	3,011	2,891
0.375% due 07/15/2023	401	393
0.375% due 01/15/2027	1,273	1,216
0.500% due 01/15/2028	1,900	1,825
0.625% due 07/15/2021	559	558
0.625% due 01/15/2024	940	927
0.625% due 02/15/2043	1,798	1,637
0.750% due 02/15/2045	3,071	2,861
1.375% due 02/15/2044	487	522
1.750% due 01/15/2028 (c)	5,857	6,275
2.500% due 01/15/2029	3,017	3,471
3.625% due 04/15/2028 (c)	11,561	14,369

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 04/15/2029 (c)	$3,743	$4,826

Total U.S. Treasury Obligations (Cost $59,739)		58,528

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.496% due 01/25/2035 •	316	311
Merrill Lynch Mortgage Investors Trust
2.636% due 07/25/2030 •	2,133	2,032

Total Non-Agency Mortgage-Backed Securities (Cost $2,306)		2,343

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (b) 0.6%
		243

Total Short-Term Instruments (Cost $243)		243

Total Investments in Securities (Cost $62,288)		61,114

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.1%

SHORT-TERM INSTRUMENTS 1.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	46,276	$458

Total Short-Term Instruments (Cost $457)		458

Total Investments in Affiliates (Cost $457)		458

Total Investments 147.7% (Cost $62,745)		$61,572

Financial Derivative Instruments (d)(e) 1.2% (Cost or Premiums, net $(1,003))		500

Other Assets and Liabilities, net (48.9)%		(20,388)

Net Assets 100.0%		$41,684

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$243	U.S. Treasury Notes 2.750% due 07/31/2023	$(249)	$243	$243

Total Repurchase Agreements						$(249)	$243	$243

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	2.110%	08/02/2018	10/05/2018	$(1,604)	$(1,610)
GRE	2.140	07/18/2018	10/18/2018	(12,474)	(12,529)
	2.140	08/28/2018	10/18/2018	(3,016)	(3,022)
	2.250	09/11/2018	11/13/2018	(3,286)	(3,290)

Total Reverse Repurchase Agreements					$(20,451)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BSN	$0	$(1,610)	$0	$(1,610)	$1,581	$(29)
FICC	243	0	0	243	(249)	(6)
GRE	0	(18,841)	0	(18,841)	18,696	(145)

Total Borrowings and Other Financing Transactions	$243	$(20,451)	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	137

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(17,161)	$(3,290)	$0	$(20,451)

Total Borrowings	$0	$(17,161)	$(3,290)	$0	$(20,451)

Payable for reverse repurchase agreements					$(20,451)

(c)	Securities with an aggregate market value of $20,277 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(20,907) at a weighted average interest rate of 1.987%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2018	25	$ 2,970	$(42)	$1	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2018	5	$ (562)	$5	$0	$0

Total Futures Contracts				$(37)	$1	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1	$0	$1	$0	$0	$0	$0

Cash of $53 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	10/2018		$528	JPY	59,600	$0	$(4)
	11/2018	JPY	59,600		$529	4	0
SSB	10/2018		59,600		537	12	0

Total Forward Foreign Currency Contracts						$16	$(4)

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$(107)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,800	(36)	0
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	(206)	(1)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	59,200	(157)	232
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	59,200	(157)	272
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	17,000	(192)	(8)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	7,100	(131)	(8)

Total Written Options						$(1,003)	$487

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2018:

	Financial Derivative Assets					Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Written Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
JPM	$4	$0	$487	$0	$491	$(4)	$0	$(4)	$487	$(470)	$17
SSB	12	0	0	0	12	0	0	0	12	0	12

Total Over the Counter	$16	$0	$487	$0	$503	$(4)	$0	$(4)

(1)	YOY options may have a series of expirations.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16	$0	$16
Written Options	0	0	0	0	487	487

	$0	$0	$0	$16	$487	$503

	$0	$0	$0	$16	$488	$504

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4	$0	$4

	$0	$0	$0	$4	$0	$4

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	139

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

September 30, 2018 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$31	$31

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13	$0	$13
Written Options	0	0	0	0	314	314

	$0	$0	$0	$13	$314	$327

	$0	$0	$0	$13	$345	$358

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(72)	$(72)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$29	$0	$29
Written Options	0	0	0	0	(178)	(178)

	$0	$0	$0	$29	$(178)	$(149)

	$0	$0	$0	$29	$(250)	$(221)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$58,528	$0	$58,528
Non-Agency Mortgage-Backed Securities	0	2,343	0	2,343
Short-Term Instruments
Repurchase Agreements	0	243	0	243

	$0	$61,114	$0	$61,114

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$458	$0	$0	$458

Total Investments	$458	$61,114	$0	$61,572

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$0	$0	$1
Over the counter	0	503	0	503

	$1	$503	$0	$504

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4)	$0	$(4)

Total Financial Derivative Instruments	$1	$499	$0	$500

Totals	$459	$61,613	$0	$62,072

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 82.6%

CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.1%
Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^(a)	$2,000	$58
National Australia Bank Ltd.
1.375% due 07/12/2019	600	594

		652

INDUSTRIALS 0.6%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 «	2,538	2,538
UAL Pass-Through Trust
6.636% due 01/02/2024	709	745

		3,283

Total Corporate Bonds & Notes (Cost $4,961)		3,935

U.S. GOVERNMENT AGENCIES 18.5%
Fannie Mae
2.125% due 10/01/2024 •	7	7
2.145% due 07/01/2022 - 08/01/2032 •	4	4
2.184% due 07/01/2027 - 11/01/2040 •	32	32
2.194% due 12/25/2036 •	112	111
2.218% due 04/25/2023 •	5	5
2.267% due 03/25/2027 ~	32	31
2.276% due 12/25/2036 •	5	5
2.336% due 03/25/2034 •	65	65
2.339% due 03/25/2027 ~	65	65
2.415% due 09/25/2042 •	204	203
2.416% due 05/25/2035 •	18	18
2.516% due 01/25/2034 •	20	20
2.558% due 11/17/2030 •	4	4
2.565% due 05/18/2032 •	53	53
2.566% due 05/25/2042 •	25	25
2.608% due 09/17/2027 •	34	34
2.615% due 10/18/2030 •	38	38
2.616% due 06/25/2029 - 12/25/2033 •	54	54
2.656% due 05/25/2036 •	11	11
2.665% due 11/18/2030 •	32	33
2.666% due 10/25/2030 •	35	35
2.716% due 08/25/2031 - 01/25/2033 •	72	72
2.766% due 12/25/2021 - 12/25/2030 •	25	25
2.816% due 04/25/2022 - 12/25/2023 •	120	121
2.830% due 03/25/2022 •	3	3
2.866% due 10/25/2022 - 11/25/2031 •	62	64
2.916% due 09/25/2022 - 04/25/2032 •	40	41
2.930% due 10/25/2021 •	4	4
2.947% due 07/01/2042 - 07/01/2044 •	475	473
2.965% due 03/01/2035 •	153	159
2.966% due 05/25/2022 •	31	32
2.997% due 09/01/2041 •	27	27
3.000% due 08/01/2028 - 04/01/2048	2,713	2,615
3.016% due 09/25/2020 •	4	4
3.046% due 01/25/2022 •	11	11
3.130% due 12/01/2034 •	17	18
3.147% due 09/01/2040 •	3	3
3.166% due 02/01/2035 •	16	17
3.216% due 12/25/2023 - 04/25/2032 •	162	165
3.222% due 05/01/2036 •	58	60
3.254% due 02/01/2032 •	8	9
3.269% due 10/01/2034 •	97	98
3.299% due 05/01/2036 •	117	119
3.332% due 01/01/2037 •	4	4
3.338% due 01/01/2035 •	38	40
3.352% due 12/01/2034 •	57	60

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.365% due 06/01/2027 •	$10	$10
3.366% due 04/25/2023 - 10/25/2023 •	51	51
3.375% due 10/01/2034 •	15	16
3.382% due 11/01/2034 •	11	11
3.385% due 11/01/2043 •	109	112
3.391% due 12/01/2035 •	3	3
3.394% due 02/01/2035 •	44	46
3.400% due 11/01/2022 •	3	3
3.402% due 04/01/2028 •	33	33
3.406% due 12/01/2036 •	113	118
3.413% due 04/01/2033 •	57	59
3.416% due 05/25/2022 - 01/25/2024 •	69	70
3.421% due 02/01/2035 •	90	90
3.442% due 11/01/2034 •	40	42
3.445% due 11/01/2033 •	213	220
3.450% due 07/01/2019 - 11/01/2047 •	243	245
3.455% due 10/01/2033 •	168	177
3.468% due 01/01/2034 •	2	3
3.476% due 01/01/2036 •	2	2
3.482% due 12/01/2036 •	9	10
3.487% due 12/01/2035 •	13	13
3.500% due 01/01/2033 - 01/01/2035 •	137	143
3.500% due 11/01/2044 - 04/01/2048	14,151	13,947
3.509% due 12/01/2035 •	23	24
3.510% due 10/01/2033 •	34	36
3.512% due 11/01/2034 •	75	78
3.519% due 01/01/2033 •	5	6
3.521% due 09/01/2033 •	124	127
3.525% due 09/01/2032 - 11/01/2032 •	39	41
3.538% due 01/01/2036 •	247	261
3.543% due 04/01/2037 •	7	8
3.545% due 12/01/2035 •	59	60
3.546% due 11/01/2032 •	15	16
3.554% due 02/01/2034 •	35	37
3.559% due 11/01/2031 •	21	22
3.563% due 01/01/2033 •	7	7
3.566% due 01/01/2033 •	16	16
3.568% due 11/01/2035 •	30	31
3.575% due 02/01/2036 •	38	41
3.578% due 04/01/2035 •	8	8
3.582% due 03/01/2036 •	91	94
3.587% due 09/01/2033 •	145	151
3.605% due 12/01/2035 •	194	198
3.610% due 11/01/2035 •	35	36
3.612% due 02/01/2035 •	45	48
3.615% due 08/01/2024 •	2	2
3.618% due 09/01/2029 •	47	48
3.629% due 01/01/2033 •	6	6
3.633% due 06/01/2033 •	157	161
3.634% due 10/01/2032 •	16	16
3.645% due 11/01/2033 •	44	46
3.650% due 03/01/2035 •	109	110
3.672% due 05/01/2037 •	204	210
3.685% due 11/01/2035 •	15	15
3.701% due 05/01/2034 •	27	27
3.703% due 03/01/2033 •	79	80
3.735% due 04/01/2034 •	26	27
3.736% due 03/01/2034 •	19	20
3.746% due 11/01/2033 •	73	76
3.749% due 08/01/2028 •	141	146
3.752% due 02/01/2034 •	169	179
3.758% due 12/01/2030 •	3	3
3.771% due 05/01/2032 •	43	45
3.775% due 11/01/2033 •	104	109
3.777% due 11/01/2033 •	167	175
3.782% due 02/01/2034 •	48	51
3.784% due 04/01/2033 •	12	13
3.786% due 07/01/2026 •	167	173
3.809% due 03/01/2030 - 01/01/2036 •	241	243
3.812% due 03/01/2033 •	5	5
3.813% due 07/01/2033 •	218	218
3.820% due 04/01/2034 •	35	36
3.826% due 05/01/2035 •	38	40
3.831% due 09/01/2033 •	51	53
3.845% due 07/01/2033 •	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.850% due 03/01/2034 •	$164	$171
3.853% due 03/01/2035 •	151	157
3.856% due 04/01/2036 •	1	1
3.867% due 03/01/2033 •	38	40
3.870% due 06/01/2021 •	4	4
3.875% due 11/01/2036 •	157	160
3.877% due 09/01/2034 •	46	48
3.887% due 09/01/2033 •	32	33
3.900% due 05/01/2030 •	18	18
3.903% due 04/01/2040 •	258	271
3.905% due 07/01/2035 •	157	165
3.907% due 06/01/2035 •	76	79
3.915% due 12/01/2032 •	22	23
3.916% due 04/01/2035 •	31	33
3.918% due 11/01/2026 •	110	112
3.920% due 04/01/2034 •	70	71
3.924% due 07/01/2029 •	11	12
3.929% due 01/01/2035 •	69	71
3.932% due 01/01/2035 •	4	5
3.937% due 04/01/2035 •	2	2
3.938% due 02/01/2037 •	31	32
3.950% due 01/01/2033 •	9	9
3.953% due 12/01/2032 •	99	101
3.965% due 10/01/2032 - 05/01/2034 •	157	158
3.978% due 04/01/2033 •	1	1
3.980% due 04/01/2033 •	115	116
3.984% due 02/01/2035 •	13	13
3.997% due 05/01/2033 •	29	30
4.000% due 05/01/2032 •	51	51
4.001% due 05/01/2036 •	41	42
4.002% due 05/01/2036 •	67	70
4.014% due 06/01/2037 •	24	25
4.018% due 03/01/2034 •	260	270
4.021% due 09/01/2035 •	36	38
4.023% due 04/01/2035 •	4	4
4.025% due 01/01/2035 •	23	24
4.034% due 02/01/2035 •	73	76
4.050% due 03/01/2035 •	1	1
4.056% due 04/01/2035 •	100	102
4.056% due 08/25/2042 ~	30	30
4.059% due 07/01/2034 •	109	113
4.062% due 07/01/2035 •	17	18
4.064% due 05/01/2033 •	10	11
4.065% due 07/01/2035 •	17	18
4.069% due 07/01/2034 •	151	156
4.130% due 10/01/2035 •	21	22
4.145% due 07/01/2033 •	38	40
4.162% due 11/01/2034 •	13	14
4.170% due 09/01/2033 •	22	23
4.172% due 06/01/2034 •	209	210
4.183% due 11/01/2034 •	4	4
4.193% due 05/01/2036 •	171	179
4.217% due 07/01/2037 •	43	45
4.225% due 07/01/2034 •	17	17
4.226% due 07/01/2033 •	149	157
4.234% due 09/01/2035 •	410	431
4.245% due 04/01/2036 •	186	189
4.250% due 06/01/2019 •	1	1
4.257% due 06/01/2030 •	13	13
4.261% due 10/01/2033 •	58	59
4.268% due 07/01/2034 •	57	60
4.284% due 07/01/2035 •	2	2
4.292% due 07/01/2037 •	79	83
4.295% due 07/01/2036 •	71	72
4.296% due 04/01/2035 •	13	14
4.315% due 05/01/2035 •	99	101
4.327% due 08/01/2033 •	2	2
4.355% due 10/01/2035 •	90	90
4.377% due 08/01/2035 •	118	124
4.383% due 06/01/2035 •	16	17
4.401% due 06/01/2034 •	3	3
4.416% due 02/01/2034 •	125	131
4.420% due 09/01/2033 •	32	33
4.429% due 08/01/2035 •	40	42
4.440% due 07/01/2035 •	36	38
4.445% due 07/01/2035 •	10	11
4.455% due 08/01/2033 •	17	17
4.465% due 09/01/2034 •	133	135
4.471% due 09/01/2036 •	1	2
4.475% due 06/01/2036 •	69	73

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	141

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.485% due 12/01/2035 •	$217	$227
4.500% due 07/01/2035 •	63	63
4.525% due 08/01/2034 •	122	125
4.534% due 08/01/2033 •	387	403
4.615% due 10/01/2043 •	11	11
4.628% due 06/01/2034 •	7	7
4.633% due 06/01/2030 •	2	2
4.739% due 08/01/2037 •	578	604
4.918% due 09/01/2035 •	111	119
5.068% due 09/01/2037 •	179	184
5.411% due 12/25/2042 ~	122	126
5.500% due 08/25/2020	3	3
6.000% due 02/25/2044 - 08/25/2044	45	49
6.250% due 05/25/2042	28	31
6.500% due 07/25/2021 - 01/25/2044	636	696
6.694% due 09/01/2024 •	332	323
7.000% due 02/25/2023 - 02/25/2044	36	37
7.500% due 05/01/2028 - 05/25/2042	37	41
8.000% due 08/25/2022 - 10/01/2026	75	79
9.000% due 03/25/2020	4	5
Fannie Mae, TBA
2.500% due 11/01/2033	3,000	2,892
3.000% due 11/01/2033	8,000	7,892
3.500% due 11/01/2048	5,000	4,915
4.000% due 11/01/2048	16,000	16,134
Freddie Mac
2.145% due 01/01/2030 •	28	28
2.184% due 02/01/2019 •	1	1
2.316% due 06/25/2029 •	78	76
2.346% due 08/25/2031 •	459	457
2.431% due 11/01/2024 •	17	17
2.458% due 03/15/2036 •	3	3
2.484% due 12/01/2024 •	101	100
2.496% due 09/25/2031 •	251	249
2.508% due 02/15/2029 - 03/15/2029 •	42	41
2.558% due 07/15/2026 - 01/15/2033 •	118	118
2.563% due 05/15/2023 •	7	7
2.608% due 03/15/2024 - 08/15/2029 •	118	119
2.616% due 05/25/2043 •	1,054	1,050
2.658% due 05/15/2023 - 01/15/2032 •	113	114
2.708% due 08/15/2029 - 03/15/2032 •	118	120
2.758% due 08/15/2022 - 12/15/2031 •	146	148
2.858% due 04/15/2022 •	4	4
2.913% due 02/25/2045 •	55	55
3.000% due 02/01/2048 - 09/01/2048	14,529	13,914
3.045% due 10/25/2044 •	613	610
3.245% due 07/25/2044 •	3,018	3,040
3.295% due 03/01/2035 •	31	32
3.355% due 11/01/2036 •	617	643
3.415% due 07/01/2036 •	81	83
3.455% due 12/01/2036 •	32	33
3.475% due 11/01/2033 •	40	42
3.477% due 09/01/2030 •	148	152
3.500% due 11/01/2033 - 12/01/2034 •	313	327
3.530% due 11/01/2036 - 09/01/2037 •	255	260
3.560% due 02/01/2037 •	7	7
3.582% due 09/01/2034 •	145	148
3.617% due 12/01/2032 •	12	13
3.618% due 09/01/2035 •	68	72
3.624% due 02/01/2036 •	4	5
3.631% due 01/01/2036 •	38	40
3.636% due 01/01/2035 •	7	7
3.665% due 11/01/2034 - 09/01/2035 •	291	295
3.671% due 12/01/2035 •	16	16
3.696% due 01/01/2027 •	72	73

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.704% due 01/01/2037 •	$6	$7
3.732% due 01/01/2030 •	96	99
3.761% due 04/01/2036 •	110	110
3.782% due 02/01/2036 •	15	16
3.792% due 10/01/2035 - 03/01/2036 •	223	233
3.821% due 09/01/2034 •	222	233
3.841% due 01/01/2034 •	168	177
3.842% due 02/01/2036 •	5	5
3.848% due 02/01/2035 •	65	67
3.849% due 12/01/2034 •	7	7
3.852% due 02/01/2036 •	21	22
3.854% due 01/01/2036 •	7	8
3.891% due 03/01/2030 •	67	68
3.905% due 03/01/2036 •	215	222
3.915% due 04/01/2034 •	4	4
3.920% due 04/01/2036 •	29	30
3.928% due 10/01/2027 •	13	13
3.946% due 02/01/2035 •	149	157
4.058% due 11/01/2036 •	3	3
4.074% due 04/01/2034 •	95	100
4.090% due 03/01/2032 •	49	51
4.100% due 05/01/2035 •	78	79
4.110% due 04/01/2032 •	131	137
4.112% due 03/01/2036 •	5	6
4.125% due 04/01/2032 •	28	29
4.137% due 05/01/2033 •	1	1
4.165% due 01/01/2037 •	52	53
4.225% due 08/01/2033 •	20	21
4.240% due 09/01/2036 •	219	218
4.271% due 09/01/2035 •	9	10
4.275% due 05/01/2035 •	199	209
4.295% due 07/01/2035 •	3	3
4.315% due 07/01/2033 •	3	3
4.345% due 04/01/2030 •	270	267
4.363% due 09/01/2035 •	39	41
4.375% due 11/01/2029 •	44	44
4.379% due 09/01/2035 •	11	11
4.415% due 08/01/2035 •	202	205
4.416% due 08/01/2035 •	2	2
4.435% due 08/01/2035 •	139	146
4.437% due 03/01/2035 •	67	70
4.438% due 08/01/2035 •	19	20
4.443% due 09/01/2034 •	29	31
4.450% due 07/01/2033 •	8	8
4.452% due 07/01/2035 •	63	65
4.461% due 06/01/2035 •	5	5
4.485% due 07/01/2036 •	1	1
4.500% due 03/15/2021 - 04/15/2032	291	302
4.500% due 08/01/2036 •	52	53
4.545% due 09/01/2037 •	71	74
4.552% due 06/01/2035 •	11	12
4.629% due 08/01/2023 •	4	4
4.682% due 07/01/2037 •	87	87
4.835% due 08/01/2037 •	82	84
5.500% due 08/15/2030 - 10/15/2032	12	12
6.000% due 01/15/2029 - 05/01/2035	35	39
6.250% due 12/15/2023	4	4
7.000% due 10/15/2022 - 07/15/2027	46	50
8.500% due 11/15/2021	32	34
Ginnie Mae
2.358% due 01/16/2031 •	4	4
2.515% due 06/20/2032 •	29	29
2.558% due 02/16/2032 •	47	47
2.608% due 03/16/2031 •	26	26
2.658% due 04/16/2030 - 04/16/2032 •	53	53
2.750% due 07/20/2026 ~	9	9
2.750% due 09/20/2029 - 09/20/2032 •	439	455
3.125% due 10/20/2029 •	414	428
3.375% due 02/20/2025 ~	7	7
3.375% due 01/20/2027 - 01/20/2030 •	202	208
3.625% due 04/20/2033 •	53	55
3.628% due 09/20/2067 •	11,255	11,629

Total U.S. Government Agencies (Cost $104,205)		104,154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Bonds
3.125% due 02/15/2043 (d)	$4,730	$4,673

Total U.S. Treasury Obligations (Cost $5,544)		4,673

NON-AGENCY MORTGAGE-BACKED SECURITIES 24.3%
Adjustable Rate Mortgage Trust
2.716% due 10/25/2035 •	6	6
3.851% due 03/25/2035 ~	40	41
4.370% due 11/25/2035 ^~	200	171
American Home Mortgage Investment Trust
2.796% due 02/25/2045 •	192	192
3.996% due 10/25/2034 •	40	40
4.534% due 02/25/2045 •	74	74
Ashford Hospitality Trust
3.458% due 05/15/2035 •	400	401
3.758% due 05/15/2035 •	300	301
4.908% due 05/15/2035 •	400	402
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	84	84
Banc of America Funding Trust
3.879% due 06/25/2034 ~	225	224
3.993% due 11/20/2035 ^~	303	288
4.125% due 03/20/2035 ~	13	13
4.205% due 05/25/2035 ~	17,190	18,094
Banc of America Mortgage Trust
3.609% due 10/25/2035 ^~	84	82
3.674% due 11/25/2034 ~	11	11
3.731% due 11/25/2033 ~	73	73
3.822% due 01/25/2034 ~	44	44
3.868% due 02/25/2034 ~	369	375
4.036% due 01/25/2035 ~	20	21
4.146% due 04/25/2034 ~	85	86
4.458% due 05/25/2033 ~	207	211
4.615% due 06/25/2034 ~	30	30
4.739% due 09/25/2033 ~	111	110
Bancorp Commercial Mortgage Trust
2.981% due 08/15/2032 •	1,903	1,901
3.331% due 08/15/2032 •	1,400	1,402
3.731% due 08/15/2032 •	1,000	1,003
BCAP LLC Trust
2.275% due 02/26/2036 •	1,039	1,024
5.250% due 06/26/2035 ~	346	349
6.500% due 02/26/2036 ~	2,197	1,939
Bear Stearns Adjustable Rate Mortgage Trust
3.634% due 02/25/2033 ~	3	3
3.693% due 01/25/2035 ~	54	55
3.724% due 02/25/2034 ~	81	81
3.814% due 01/25/2034 ~	124	128
3.822% due 02/25/2033 ~	6	6
3.833% due 04/25/2033 ~	100	102
3.841% due 02/25/2034 ~	591	590
4.007% due 01/25/2035 ~	47	46
4.114% due 10/25/2033 ~	16	17
4.144% due 01/25/2034 ~	389	393
4.187% due 10/25/2033 ~	1	1
4.260% due 07/25/2034 ~	38	37
Bear Stearns ALT-A Trust
2.376% due 02/25/2034 •	448	449
2.556% due 08/25/2036 •	8	7
3.927% due 11/25/2036 ^~	373	315
BX Trust
3.078% due 07/15/2034 •	2,397	2,400
Chase Mortgage Finance Trust
3.427% due 12/25/2035 ^~	79	76
3.584% due 12/25/2035 ^~	56	54
4.126% due 02/25/2037 ~	834	823
Citigroup Mortgage Loan Trust
2.865% due 08/25/2035 ^•	332	312
3.710% due 11/25/2035 •	251	251
4.490% due 05/25/2035 •	113	114
Citigroup Mortgage Loan Trust, Inc.
3.410% due 09/25/2035 •	144	147
3.412% due 08/25/2034 ~	2	2
4.214% due 03/25/2034 ~	41	42

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
2.416% due 06/25/2037 •	$1,439	$1,416
2.617% due 08/25/2035 ~	2,289	2,197
3.725% due 06/25/2037 ~	382	29
4.101% due 10/25/2035 ^~	50	44
Countrywide Home Loan Mortgage Pass-Through Trust
2.566% due 08/25/2035 ^•	134	76
3.537% due 02/20/2036 ^•	37	34
3.583% due 11/25/2034 ~	2,180	2,167
3.732% due 06/20/2035 ~	173	174
3.987% due 12/25/2033 ~	78	79
4.162% due 08/25/2034 ^~	798	736
4.241% due 11/19/2033 ~	19	19
4.587% due 11/19/2033 ~	25	25
5.500% due 11/25/2035 ^	198	177
Credit Suisse First Boston Mortgage Securities Corp.
4.394% due 11/25/2032 ~	9	9
5.301% due 06/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.648% due 07/25/2033 ~	174	176
3.822% due 07/25/2033 ~	338	334
3.992% due 01/25/2034 ~	546	559
4.253% due 10/25/2033 ~	185	186
Credit Suisse Mortgage Capital Certificates
3.882% due 07/26/2037 ~	493	494
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.000% due 10/25/2018	11	11
First Horizon Alternative Mortgage Securities Trust
4.115% due 07/25/2035 ~	174	151
4.121% due 08/25/2034 ~	303	303
First Horizon Mortgage Pass-Through Trust
2.486% due 02/25/2035 •	85	79
2.804% due 02/25/2035 •	332	314
3.967% due 04/25/2035 ~	244	249
GMAC Mortgage Corp. Loan Trust
3.939% due 11/19/2035 ~	166	158
GSR Mortgage Loan Trust
2.566% due 01/25/2034 •	193	191
3.608% due 06/25/2034 ~	14	14
3.830% due 03/25/2033 •	10	10
3.847% due 05/25/2035 ~	115	112
3.861% due 06/25/2034 ~	68	67
3.902% due 09/25/2035 ~	7,598	7,772
4.193% due 08/25/2034 ~	96	95
4.688% due 09/25/2034 ~	3,210	3,303
6.000% due 03/25/2032	5	5
HarborView Mortgage Loan Trust
2.358% due 02/19/2046 •	849	838
2.608% due 05/19/2035 •	52	51
Hyatt Hotel Portfolio Trust
2.817% due 08/09/2032 •	2,000	2,001
Impac CMB Trust
2.856% due 08/25/2035 •	1,482	1,454
IndyMac Adjustable Rate Mortgage Trust
3.445% due 01/25/2032 ~	32	32
IndyMac Mortgage Loan Trust
2.406% due 09/25/2046 •	458	433
2.996% due 05/25/2034 •	72	69
InTown Hotel Portfolio Trust
2.858% due 01/15/2033 •	600	600
3.208% due 01/15/2033 •	300	300
3.408% due 01/15/2033 •	400	401
4.208% due 01/15/2033 •	1,000	1,009
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^~	17	14
JPMorgan Chase Commercial Mortgage Securities Trust
5.908% due 05/15/2028 •	2,000	1,975
JPMorgan Mortgage Trust
3.772% due 11/25/2035 ~	208	205
3.806% due 11/25/2033 ~	16	16
3.919% due 07/25/2035 ~	402	402
3.953% due 04/25/2035 ~	272	276
3.977% due 11/25/2033 ~	26	27
4.112% due 07/25/2035 ~	402	413

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.229% due 07/25/2035 ~	$28	$29
4.326% due 09/25/2034 ~	1	1
4.412% due 10/25/2035 ~	354	336
Ladder Capital Commercial Mortgage Mortgage Trust
3.038% due 09/15/2034 •	5,081	5,088
3.408% due 09/15/2034 •	1,200	1,202
MASTR Adjustable Rate Mortgages Trust
3.352% due 02/25/2034 ~	220	211
3.656% due 12/25/2033 ~	78	76
3.724% due 01/25/2034 ~	18	17
4.118% due 01/25/2036 ~	111	110
4.331% due 08/25/2034 ~	506	507
4.416% due 11/21/2034 ~	94	97
4.434% due 09/25/2033 ~	421	426
4.443% due 07/25/2034 ~	884	840
4.645% due 08/25/2034 ~	1,154	1,172
Merrill Lynch Mortgage Investors Trust
2.836% due 08/25/2028 •	67	66
2.876% due 06/25/2028 •	182	180
3.216% due 02/25/2034 ~	38	37
3.336% due 03/25/2028 •	235	236
3.539% due 02/25/2035 ~	129	134
3.674% due 09/25/2033 ~	9	9
4.068% due 04/25/2035 ~	449	436
Morgan Stanley Mortgage Loan Trust
2.536% due 01/25/2035 •	819	807
4.375% due 02/25/2034 ~	6	7
Motel 6 Trust
3.078% due 08/15/2034 •	2,615	2,620
3.348% due 08/15/2034 •	2,324	2,329
4.308% due 08/15/2034 •	194	195
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.204% due 10/25/2035 ~	39	39
Prime Mortgage Trust
2.616% due 02/25/2034 •	35	34
5.000% due 08/25/2034	6	6
6.000% due 02/25/2034	15	16
Provident Funding Mortgage Loan Trust
3.642% due 05/25/2035 ~	15	15
RBSSP Resecuritization Trust
2.891% due 08/26/2045 •	240	236
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	8	8
7.500% due 12/25/2031	415	424
Residential Asset Securitization Trust
5.250% due 04/25/2034	78	79
Residential Funding Mortgage Securities, Inc. Trust
4.631% due 02/25/2036 ^~	168	153
6.500% due 03/25/2032	12	12
Sequoia Mortgage Trust
2.764% due 03/20/2035 •	351	332
2.864% due 05/20/2034 •	910	885
2.925% due 04/20/2033 •	35	34
2.965% due 10/20/2027 •	138	135
3.729% due 07/20/2034 ~	31	31
Structured Adjustable Rate Mortgage Loan Trust
0.490% due 09/25/2034 ~	144	136
2.456% due 03/25/2035 •	126	114
2.656% due 08/25/2035 •	433	431
4.261% due 08/25/2034 ~	1,323	1,288
4.328% due 09/25/2034 ~	193	192
4.363% due 08/25/2034 ~	674	667
Structured Asset Mortgage Investments Trust
2.848% due 11/19/2033 •	42	42
2.848% due 05/19/2035 •	220	218
2.868% due 02/19/2035 •	3,354	3,326
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.133% due 11/25/2033 ~	51	52
4.247% due 06/25/2033 ~	1,753	1,737
4.275% due 07/25/2032 ~	3	2
4.494% due 03/25/2033 ~	314	312
4.570% due 09/25/2033 ~	84	85
Waldorf Astoria Boca Raton Trust
4.208% due 06/15/2029 •	1,800	1,803

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates Trust
2.436% due 08/25/2046 ^•	$26	$1
2.476% due 11/25/2045 •	6,069	6,121
2.486% due 12/25/2045 •	2,975	2,978
2.506% due 10/25/2045 •	3,331	3,373
2.506% due 12/25/2045 •	2,658	2,659
2.518% due 08/25/2046 •	1,919	1,888
2.518% due 09/25/2046 •	4,503	4,545
2.796% due 07/25/2045 •	7,096	7,228
2.845% due 08/25/2046 •	75	71
3.016% due 01/25/2045 •	1,327	1,334
3.045% due 11/25/2042 •	178	172
3.245% due 08/25/2042 •	14	14
3.848% due 10/25/2033 ~	257	261
4.022% due 10/25/2035 ^~	533	240
4.124% due 09/25/2035 ~	458	468
4.210% due 08/25/2033 ~	647	600
Washington Mutual Mortgage Pass-Through Certificates Trust
3.599% due 11/25/2030 ~	158	160
3.790% due 02/25/2033 ~	13	13
3.915% due 06/25/2033 ~	26	26
4.350% due 02/25/2033 ~	24	25
7.000% due 03/25/2034	59	65
Wells Fargo Commercial Mortgage Trust
2.998% due 12/13/2031 •	2,815	2,820
3.248% due 12/13/2031 •	2,335	2,340
3.993% due 12/13/2031 •	160	160
Wells Fargo Mortgage-Backed Securities Trust
2.716% due 07/25/2037 ^•	166	149
3.615% due 12/25/2033 ~	39	40
3.699% due 01/25/2034 ~	74	77
3.788% due 12/25/2033 ~	99	103
4.005% due 04/25/2035 ~	120	122
4.108% due 06/25/2035 ~	40	41
4.213% due 06/25/2035 ~	54	55
4.256% due 08/25/2033 ~	180	184
4.351% due 05/25/2034 ~	10	11
4.371% due 12/25/2034 ~	389	394
4.392% due 04/25/2036 ^~	9	9
4.424% due 10/25/2033 ~	22	22
4.424% due 06/25/2034 ~	40	40
4.544% due 08/25/2035 ~	19	20
4.562% due 10/25/2035 ~	58	57
4.731% due 09/25/2034 ~	91	95
6.000% due 09/25/2036 ^	32	31

Total Non-Agency Mortgage-Backed Securities (Cost $131,138)		136,751

ASSET-BACKED SECURITIES 37.9%
Accredited Mortgage Loan Trust
2.976% due 01/25/2034 •	132	130
3.086% due 01/25/2035 •	862	859
ACE Securities Corp. Home Equity Loan Trust
4.841% due 06/25/2033 ^•	324	324
Allegro CLO Ltd.
3.559% due 01/30/2026 •	2,663	2,665
AmeriCredit Automobile Receivables Trust
1.690% due 12/18/2020	4,942	4,926
2.920% due 08/12/2021	350	350
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.566% due 02/25/2033 •	736	730
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.251% due 01/25/2034 •	352	354
3.266% due 12/25/2033 •	3,637	3,668
Asset-Backed Funding Certificates Trust
2.836% due 04/25/2034 •	2,457	2,467
B2R Mortgage Trust
2.567% due 06/15/2049	2,855	2,780
Bank of The West Auto Trust
1.780% due 02/15/2021	1,747	1,740
Bear Stearns Asset-Backed Securities Trust
2.626% due 12/25/2035 •	158	158
3.216% due 11/25/2042 •	212	212
3.593% due 10/25/2036 ~	1,615	1,376

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	143

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Second Lien Trust
3.416% due 01/25/2036 •	$17,779	$17,457
Business Jet Securities LLC
4.447% due 06/15/2033	2,644	2,651
California Republic Auto Receivables Trust
1.830% due 12/15/2021	3,000	2,970
Carrington Mortgage Loan Trust
2.396% due 02/25/2036 •	32	32
Cent CLO Ltd.
3.286% due 10/15/2026 •	2,900	2,898
College Ave Student Loans LLC
3.416% due 12/26/2047 •	1,187	1,191
4.130% due 12/26/2047	1,632	1,628
Conseco Finance Corp.
6.240% due 12/01/2028	65	67
Countrywide Asset-Backed Certificates Trust
2.676% due 09/25/2034 •	58	58
2.756% due 12/25/2034 •	2,683	2,686
Credit Suisse First Boston Mortgage Securities Corp.
2.916% due 07/25/2032 •	1	1
3.866% due 05/25/2043 •	929	925
Credit-Based Asset Servicing & Securitization LLC
6.780% due 05/25/2035 Ø	631	631
Crown Point CLO Ltd.
2.929% due 12/31/2023 •	829	830
Denali Capital CLO Ltd.
3.498% due 04/20/2027 •	3,176	3,176
Drive Auto Receivables Trust
2.780% due 10/15/2020	400	400
Dryden Senior Loan Fund
3.239% due 10/15/2027 •	5,100	5,103
DT Auto Owner Trust
1.730% due 08/17/2020	1,472	1,470
EquiFirst Mortgage Loan Trust
3.283% due 09/25/2033 •	98	97
Exeter Automobile Receivables Trust
2.210% due 05/17/2021	2,832	2,827
FBR Securitization Trust
2.956% due 11/25/2035 •	711	712
Flatiron CLO Ltd.
3.496% due 01/17/2026 •	3,287	3,290
Fremont Home Loan Trust
3.236% due 06/25/2035 •	401	403
GLS Auto Receivables Trust
3.250% due 04/18/2022	6,999	6,997
GM Financial Automobile Leasing Trust
1.720% due 01/21/2020	2,829	2,820
GSAMP Trust
3.066% due 01/25/2045 •	1,078	1,085
GSRPM Mortgage Loan Trust
2.726% due 03/25/2035 •	1,951	1,947
Home Equity Asset Trust
2.816% due 11/25/2032 •	8	8
Home Equity Mortgage Loan Asset-Backed Trust
2.736% due 10/25/2035 •	1,600	1,521
Home Equity Mortgage Trust
5.821% due 04/25/2035 Ø	192	194
HSI Asset Securitization Corp. Trust
2.266% due 10/25/2036 •	8	4
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	3,715	3,706
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.372% due 05/25/2033 ~	764	803

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
2.646% due 12/25/2035 •	$5,787	$5,802
Lehman XS Trust
2.366% due 04/25/2037 ^•	1,377	1,309
Long Beach Mortgage Loan Trust
2.776% due 10/25/2034 •	736	718
2.916% due 03/25/2032 •	20	20
3.071% due 07/25/2034 •	315	316
Marlette Funding Trust
3.060% due 07/17/2028	1,016	1,016
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	2,244	2,240
Merrill Lynch Mortgage Investors Trust
3.236% due 07/25/2035 •	502	508
Morgan Stanley Dean Witter Capital, Inc. Trust
3.566% due 02/25/2033 •	147	147
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Navient Private Education Loan Trust
2.558% due 12/16/2058 •	2,349	2,351
Navient Student Loan Trust
2.389% due 06/27/2067 •	1,600	1,601
3.016% due 07/26/2066 •	4,489	4,538
Nelnet Student Loan Trust
3.016% due 09/25/2065 •	4,778	4,824
New Century Home Equity Loan Trust
2.951% due 07/25/2035 •	106	106
Oak Hill Credit Partners Ltd.
3.478% due 07/20/2026 •	3,700	3,703
Option One Mortgage Loan Trust Asset-Backed Certificates
2.856% due 07/25/2033 •	167	166
OSCAR U.S. Funding Trust LLC
2.623% due 04/12/2021 •	2,281	2,284
2.910% due 04/12/2021	760	760
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.251% due 02/25/2035 •	1,143	1,149
Prestige Auto Receivables Trust
1.800% due 11/16/2020	1,178	1,175
2.528% due 10/15/2019	1,600	1,600
2.970% due 12/15/2021	4,400	4,401
Prosper Marketplace Issuance Trust
3.350% due 10/15/2024	860	860
Renaissance Home Equity Loan Trust
2.916% due 08/25/2032 •	10	9
3.316% due 09/25/2037 •	3,913	2,203
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,235	896
Residential Asset Securities Corp. Trust
5.120% due 12/25/2033 ~	466	479
SMB Private Education Loan Trust
2.431% due 09/15/2025 «•	1,800	1,800
2.490% due 06/15/2027	1,397	1,382
SoFi Consumer Loan Program LLC
2.770% due 05/25/2026	3,587	3,555
3.260% due 08/25/2025	927	926
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	3,741	3,734
3.280% due 09/15/2023	2,179	2,182
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	7,295	7,239
1.720% due 09/25/2040	3,622	3,599
1.750% due 07/25/2040	3,617	3,586
1.860% due 11/26/2040	3,879	3,827

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SoFi Professional Loan Program Trust
3.120% due 02/25/2048	$500	$500
Sound Point CLO Ltd.
3.199% due 04/15/2027 •	800	798
Soundview Home Loan Trust
3.516% due 11/25/2033 •	71	73
Specialty Underwriting & Residential Finance Trust
2.896% due 01/25/2034 •	323	313
Spirit Master Funding LLC
5.370% due 07/20/2040	9,618	9,795
5.760% due 03/20/2041	9,337	9,597
Springleaf Funding Trust
2.680% due 07/15/2030	5,240	5,138
Tralee CLO Ltd.
3.378% due 10/20/2027 •	5,200	5,204
Tricon American Homes Trust
2.716% due 09/17/2034	1,500	1,441
2.916% due 09/17/2034	1,100	1,057
3.215% due 09/17/2034	100	97
TruPS Financials Note Securitization Ltd.
3.908% due 09/20/2039 •	4,125	4,108
Westlake Automobile Receivables Trust
2.240% due 12/15/2020	5,102	5,086

Total Asset-Backed Securities (Cost $215,838)		213,545

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (b) 0.1%
		523

SHORT-TERM NOTES 0.3%
Drive Auto Receivables Trust
2.451% due 09/16/2019	1,600	1,600

Total Short-Term Instruments (Cost $2,123)		2,123

Total Investments in Securities (Cost $463,809)		465,181

	SHARES
INVESTMENTS IN AFFILIATES 22.9%

SHORT-TERM INSTRUMENTS 22.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.9%
PIMCO Short-Term Floating NAV Portfolio III	13,024,178	128,770

Total Short-Term Instruments (Cost $128,738)		128,770

Total Investments in Affiliates (Cost $128,738)		128,770

Total Investments 105.5% (Cost $592,547)		$593,951

Financial Derivative Instruments (c)(e) 0.1% (Cost or Premiums, net $(372))		793

Other Assets and Liabilities, net (5.6)%		(31,877)

Net Assets 100.0%		$562,867

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$523	U.S. Treasury Notes 2.750% due 07/31/2023	$(537)	$523	$523

Total Repurchase Agreements						$(537)	$523	$523

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$523	$0	$0	$523	$(537)	$(14)

Total Borrowings and Other Financing Transactions	$523	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2018	273	$	32,427	$(463)	$9	$0

Total Futures Contracts					$(463)	$9	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019	$900	$(4)	$9	$5	$0	$0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020	21,400	343	206	549	0	(4)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2021	10,900	272	206	478	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	23,400	1,030	1,179	2,209	0	(14)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	201	145	346	0	(2)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045	7,600	(261)	820	559	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	1,400	168	10	178	1	0

Total Swap Agreements						$1,749	$2,575	$4,324	$6	$(23)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	145

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$9	$6	$15	$0	$0	$(23)	$(23)

(d)

Securities with an aggregate market value of $1,013 and cash of $385 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$11,798	$(219)	$340	$121	$0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	23,000	(662)	932	270	0
FBF	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	4,326	(73)	117	44	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	803	156	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,064	11	10	21	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	217	34	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	5	1	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	9,831	(190)	290	100	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,600	(95)	137	42	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,700	(59)	71	12	0

Total Swap Agreements						$(2,121)	$2,922	$801	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure(4)
BOA	$0	$0	$391	$391	$0	$0	$0	$0	$391	$(260)	$131
FBF	0	0	44	44	0	0	0	0	44	0	44
GST	0	0	212	212	0	0	0	0	212	0	212
MYC	0	0	142	142	0	0	0	0	142	(59)	83
SAL	0	0	12	12	0	0	0	0	12	0	12

Total Over the Counter	$0	$0	$801	$801	$0	$0	$0	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	0	0	0	6	6

	$0	$0	$0	$0	$15	$15

Over the counter
Swap Agreements	$0	$801	$0	$0	$0	$801

	$0	$801	$0	$0	$15	$816

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$23	$23

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$239	$239
Swap Agreements	0	0	0	0	246	246

	$0	$0	$0	$0	$485	$485

Over the counter
Written Options	$0	$0	$0	$0	$81	$81
Swap Agreements	0	249	0	0	0	249

	$0	$249	$0	$0	$81	$330

	$0	$249	$0	$0	$566	$815

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(767)	$(767)
Swap Agreements	0	0	0	0	944	944

	$0	$0	$0	$0	$177	$177

Over the counter
Swap Agreements	$0	$551	$0	$0	$0	$551

	$0	$551	$0	$0	$177	$728

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	147

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

September 30, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$652	$0	$652
Industrials	0	745	2,538	3,283
U.S. Government Agencies	0	104,154	0	104,154
U.S. Treasury Obligations	0	4,673	0	4,673
Non-Agency Mortgage-Backed Securities	0	136,751	0	136,751
Asset-Backed Securities	0	211,745	1,800	213,545
Short-Term Instruments
Repurchase Agreements	0	523	0	523
Short-Term Notes	0	1,600	0	1,600

	$0	$460,843	$4,338	$465,181

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$128,770	$0	$0	$128,770

Total Investments	$128,770	$460,843	$4,338	$593,951

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$9	$6	$0	$15
Over the counter	0	801	0	801

	$9	$807	$0	$816

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(23)	$0	$(23)

Total Financial Derivative Instruments	$9	$784	$0	$793

Totals	$128,779	$461,627	$4,338	$594,744

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.8%

CORPORATE BONDS & NOTES 23.3%

BANKING & FINANCE 19.2%
ABN AMRO Bank NV
1.800% due 09/20/2019	$2,500	$2,471
2.100% due 01/18/2019	26,500	26,478
2.500% due 10/30/2018	14,800	14,818
2.973% (US0003M + 0.640%) due 01/18/2019 ~	6,200	6,213
AerCap Ireland Capital DAC
3.750% due 05/15/2019	18,339	18,414
American Express Credit Corp.
1.875% due 11/05/2018	1,600	1,600
1.875% due 05/03/2019	6,000	5,972
2.125% due 03/18/2019	1,500	1,497
2.678% (US0003M + 0.330%) due 05/03/2019 ~	7,000	7,010
American Honda Finance Corp.
1.500% due 11/19/2018	5,000	4,993
2.497% (US0003M + 0.150%) due 01/22/2019 ~	2,000	2,001
2.594% (US0003M + 0.260%) due 06/16/2020 ~	3,000	3,006
ANZ New Zealand International Ltd.
2.250% due 02/01/2019	1,500	1,498
Asian Development Bank
2.341% (US0003M + 0.010%) due 07/10/2019 ~	15,000	14,999
Athene Global Funding
2.875% due 10/23/2018	5,000	5,001
Bank of America Corp.
2.600% due 01/15/2019	5,000	4,999
Bank of America N.A.
2.050% due 12/07/2018	5,750	5,746
Bank of Montreal
2.375% due 01/25/2019	17,100	17,088
Bank of Nova Scotia
1.950% due 01/15/2019	4,300	4,293
2.050% due 10/30/2018	4,200	4,199
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	1,500	1,492
2.750% due 01/22/2019	1,500	1,500
BNG Bank NV
1.250% due 10/29/2018	8,000	7,994
1.500% due 02/15/2019	7,000	6,975
2.439% due 07/14/2020 •	1,500	1,502
BNZ International Funding Ltd.
2.350% due 03/04/2019	6,000	5,991
BPCE S.A.
2.500% due 12/10/2018	3,000	3,000
Citibank N.A.
2.597% (US0003M + 0.260%) due 09/18/2019 ~	2,500	2,504
Citigroup, Inc.
3.247% (US0003M + 0.930%) due 06/07/2019 ~	6,000	6,033
Commonwealth Bank of Australia
1.875% due 12/11/2018	3,000	2,997
Cooperatieve Rabobank UA
2.250% due 01/14/2019	4,000	3,997
DBS Group Holdings Ltd.
2.839% (US0003M + 0.500%) due 07/16/2019 ~	20,000	20,020
Dexia Credit Local S.A.
2.250% due 01/30/2019	1,000	999
Discover Bank
2.600% due 11/13/2018	1,255	1,255
Erste Abwicklungsanstalt
1.375% due 10/30/2019	5,000	4,918
1.625% due 02/21/2019	5,000	4,980
European Investment Bank
1.625% due 12/18/2018	30,000	29,959

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FMS Wertmanagement
1.625% due 11/20/2018	$39,600	$39,561
2.344% (US0003M + 0.030%) due 02/15/2019 ~	34,200	34,212
2.638% due 02/11/2019 •	35,600	35,641
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	4,289	4,243
2.551% due 10/05/2018	6,000	6,000
2.875% due 10/01/2018	10,000	10,000
2.943% due 01/08/2019	5,000	5,005
3.164% (US0003M + 0.830%) due 03/12/2019 ~	6,000	6,006
General Motors Financial Co., Inc.
2.400% due 05/09/2019	2,500	2,494
3.100% due 01/15/2019	21,800	21,819
Goldman Sachs Group, Inc.
3.414% (US0003M + 1.100%) due 11/15/2018 ~	24,000	24,030
HSBC USA, Inc.
2.250% due 06/23/2019	3,804	3,792
2.948% (US0003M + 0.610%) due 11/13/2019 ~	13,000	13,066
ING Bank NV
2.000% due 11/26/2018	1,500	1,499
Jackson National Life Global Funding
2.300% due 04/16/2019	7,850	7,833
2.631% (US0003M + 0.250%) due 12/27/2018 ~	3,500	3,502
JPMorgan Chase & Co.
2.250% due 01/23/2020	1,200	1,188
JPMorgan Chase Bank N.A.
2.956% (US0003M + 0.590%) due 09/23/2019 ~	3,000	3,014
Kreditanstalt fuer Wiederaufbau
1.125% due 11/16/2018	69,500	69,399
1.500% due 09/09/2019	5,200	5,144
Landwirtschaftliche Rentenbank
1.375% due 10/23/2019	2,000	1,972
2.379% (US0003M + 0.040%) due 07/15/2019 ~	35,211	35,233
2.426% (US0003M + 0.110%) due 12/05/2018 ~	4,000	4,001
Macquarie Bank Ltd.
2.687% (US0003M + 0.350%) due 04/04/2019 ~	3,000	3,002
Macquarie Group Ltd.
3.000% due 12/03/2018	39,600	39,632
Metropolitan Life Global Funding
1.950% due 12/03/2018	4,763	4,758
2.300% due 04/10/2019	10,400	10,380
2.730% (SOFRRATE + 0.570%) due 09/07/2020 ~	5,000	5,011
2.769% (US0003M + 0.430%) due 12/19/2018 ~	4,000	4,004
Mizuho Bank Ltd.
2.450% due 04/16/2019	11,000	10,984
3.538% (US0003M + 1.190%) due 10/20/2018 ~	8,000	8,005
Morgan Stanley
2.200% due 12/07/2018	900	900
2.375% due 07/23/2019	2,900	2,889
7.300% due 05/13/2019	8,910	9,149
Nasdaq, Inc.
2.756% (US0003M + 0.390%) due 03/22/2019 ~	4,000	4,004
National Bank of Canada
2.936% (US0003M + 0.600%) due 01/17/2020 ~	1,500	1,509
3.172% (US0003M + 0.840%) due 12/14/2018 ~	3,500	3,506
Nederlandse Waterschapsbank NV
1.500% due 01/23/2019	2,735	2,727
2.342% (US0003M + 0.030%) due 02/24/2020 ~	16,000	16,002
2.353% (US0003M + 0.010%) due 02/08/2019 ~	20,000	20,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.354% (US0003M + 0.020%) due 03/15/2019 ~	$45,500	$45,505
2.361% (US0003M + 0.020%) due 08/09/2019 ~	110,600	110,601
New York Life Global Funding
1.550% due 11/02/2018	3,000	2,998
2.447% (US0003M + 0.100%) due 01/21/2020 ~	8,500	8,510
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	4,500	4,486
3.337% due 03/08/2019 •	18,078	18,144
Norddeutsche Landesbank Girozentrale
2.000% due 02/05/2019	2,400	2,394
Nordea Bank AB
1.625% due 09/30/2019	5,000	4,934
NRW Bank
2.391% (US0003M + 0.010%) due 12/27/2018 ~	24,500	24,502
2.391% (US0003M + 0.070%) due 03/01/2019 ~(a)	10,000	9,998
2.392% (US0003M + 0.060%) due 06/14/2019 ~	11,000	11,005
2.457% (US0003M + 0.110%) due 01/22/2019 ~	4,500	4,502
2.508% (US0003M + 0.170%) due 02/11/2019 ~	15,000	15,011
2.757% (US0003M + 0.430%) due 03/08/2019 ~	19,000	19,037
Oesterreichische Kontrollbank AG
2.334% (US0003M + 0.020%) due 05/15/2019 ~	44,000	44,004
2.501% (US0003M + 0.160%) due 11/04/2019 ~	4,000	4,008
Principal Life Global Funding
2.250% due 10/15/2018	700	700
Royal Bank of Canada
2.000% due 10/01/2018	24,880	24,880
Santander UK PLC
2.350% due 09/10/2019	8,400	8,355
2.500% due 03/14/2019	3,000	2,999
Skandinaviska Enskilda Banken AB
2.375% due 11/20/2018	12,000	11,998
Societe Generale S.A.
2.625% due 10/01/2018	7,500	7,500
Sumitomo Mitsui Banking Corp.
1.966% due 01/11/2019	16,200	16,171
2.092% due 10/18/2019	3,000	2,962
2.450% due 01/10/2019	16,500	16,494
2.643% (US0003M + 0.310%) due 10/18/2019 ~	6,100	6,109
Sumitomo Mitsui Trust Bank Ltd.
2.833% (US0003M + 0.510%) due 03/06/2019 ~	5,000	5,007
Svenska Handelsbanken AB
2.500% due 01/25/2019	3,000	2,999
Swedbank AB
2.375% due 02/27/2019	6,500	6,494
Toyota Motor Credit Corp.
1.700% due 01/09/2019	4,700	4,690
2.200% due 01/10/2020	3,500	3,469
2.431% (US0003M + 0.100%) due 01/10/2020 ~	4,000	4,006
2.516% due 12/24/2018 •	5,000	5,002
UBS AG
2.631% (US0003M + 0.320%) due 05/28/2019 ~	27,000	27,045
2.637% due 12/07/2018 •	9,800	9,804
2.959% (US0003M + 0.640%) due 08/14/2019 ~	10,000	10,046
Wells Fargo & Co.
2.125% due 04/22/2019	5,600	5,583
2.150% due 01/15/2019	25,000	24,973
Wells Fargo Bank N.A.
2.811% (US0003M + 0.500%) due 11/28/2018 ~	6,000	6,005

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	149

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.912% (US0003M + 0.600%) due 05/24/2019 ~	$3,000	$3,010
2.973% (US0003M + 0.650%) due 12/06/2019 ~	3,000	3,018

		1,292,488

INDUSTRIALS 3.4%
AbbVie, Inc.
2.000% due 11/06/2018	4,400	4,398
Amgen, Inc.
2.200% due 05/22/2019	8,800	8,769
Bayer U.S. Finance LLC
2.125% due 07/15/2019	8,000	7,941
Daimler Finance North America LLC
1.500% due 07/05/2019	243	241
1.750% due 10/30/2019	1,000	986
2.591% (US0003M + 0.250%) due 11/05/2018 ~	2,500	2,501
3.077% (US0003M + 0.740%) due 07/05/2019 ~	7,200	7,234
Dell International LLC
3.480% due 06/01/2019	42,495	42,609
Discovery Communications LLC
2.200% due 09/20/2019	5,500	5,458
eBay, Inc.
2.823% (US0003M + 0.480%) due 08/01/2019 ~	1,500	1,504
Equinor ASA
2.803% (US0003M + 0.460%) due 11/08/2018 ~	8,085	8,088
ERAC USA Finance LLC
2.800% due 11/01/2018	500	500
General Motors Co.
3.500% due 10/02/2018	22,581	22,581
Gilead Sciences, Inc.
2.558% (US0003M + 0.220%) due 03/20/2019 ~	2,400	2,402
2.588% (US0003M + 0.250%) due 09/20/2019 ~	2,000	2,003
Halfmoon Parent, Inc.
2.684% (US0003M + 0.350%) due 03/17/2020 ~	36,000	36,031
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	2,000	1,981
2.850% due 10/05/2018	991	991
4.267% (US0003M + 1.930%) due 10/05/2018 ~	25,250	25,254
Medtronic Global Holdings S.C.A.
1.700% due 03/28/2019	2,200	2,190
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	1,000	986
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019	3,000	2,987
NetApp, Inc.
2.000% due 09/27/2019	6,207	6,153
Schlumberger Holdings Corp.
2.350% due 12/21/2018	16,000	15,994
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	16,500	16,327
Volkswagen International Finance NV
2.125% due 11/20/2018	2,000	1,999
Warner Media LLC
2.100% due 06/01/2019	4,000	3,980

		232,088

UTILITIES 0.7%
AT&T, Inc.
5.800% due 02/15/2019	3,000	3,035
BP Capital Markets PLC
1.676% due 05/03/2019	5,000	4,972
2.881% (US0003M + 0.540%) due 05/10/2019 ~	4,000	4,012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
British Telecommunications PLC
2.350% due 02/14/2019	$6,800	$6,790
Dominion Energy, Inc.
5.200% due 08/15/2019	13,000	13,251
Electricite de France S.A.
2.150% due 01/22/2019	8,450	8,436
6.500% due 01/26/2019	2,500	2,530
Shell International Finance BV
2.921% (US0003M + 0.580%) due 11/10/2018 ~	2,500	2,502

		45,528

Total Corporate Bonds & Notes (Cost $1,570,186)		1,570,104

U.S. TREASURY OBLIGATIONS 2.6%
U.S. Treasury Notes
1.125% due 01/31/2019 (c)	175,000	174,315

Total U.S. Treasury Obligations (Cost $174,543)		174,315

ASSET-BACKED SECURITIES 0.3%
Ally Auto Receivables Trust
2.300% due 05/15/2019	3,630	3,630
2.397% due 07/15/2019	6,582	6,581
Dell Equipment Finance Trust
2.450% due 06/24/2019	3,097	3,097
Enterprise Fleet Financing LLC
2.550% due 08/20/2019	3,024	3,024
Hyundai Auto Lease Securitization Trust
1.950% due 03/15/2019	46	45
2.371% due 06/17/2019	2,951	2,951
Mercedes-Benz Auto Receivables Trust
2.350% due 08/15/2019	1,641	1,641
World Omni Auto Receivables Trust
2.250% due 04/15/2019	924	924

Total Asset-Backed Securities (Cost $21,893)		21,893

SOVEREIGN ISSUES 6.4%
Agence Francaise de Developpement
2.553% (US0003M + 0.200%) due 09/21/2019 ~	25,000	25,153
Development Bank of Japan, Inc.
1.875% due 10/03/2018	5,100	5,100
Export Development Canada
1.000% due 09/13/2019	7,250	7,131
2.261% (US0003M - 0.050%) due 02/28/2019 ~	50,000	49,993
2.282% (US0003M - 0.040%) due 11/19/2019 ~	8,000	8,002
2.293% (US0003M - 0.040%) due 10/18/2019 ~	29,400	29,398
2.302% (US0003M - 0.040%) due 07/19/2019 ~	14,600	14,599
2.348% (US0003M + 0.010%) due 08/13/2019 ~	6,000	6,001
Export-Import Bank of Korea
3.022% (US0003M + 0.700%) due 02/18/2019 ~	5,000	5,003
Japan Bank for International Cooperation
1.750% due 11/13/2018	36,650	36,612
2.882% (US0003M + 0.570%) due 02/24/2020 ~	5,000	5,032
Japan International Cooperation Agency
1.875% due 11/13/2019	2,900	2,861
Kommunalbanken A/S
2.404% (US0003M + 0.070%) due 03/17/2020 ~	4,000	4,005
2.479% (US0003M + 0.130%) due 05/02/2019 ~	3,000	3,002
2.664% (US0003M + 0.330%) due 06/16/2020 ~	4,000	4,024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kommuninvest Sverige AB
1.125% due 10/09/2018	$5,500	$5,499
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	5,205	5,204
Korea National Oil Corp.
2.750% due 01/23/2019	3,000	2,998
Municipality Finance PLC
2.513% (US0003M + 0.170%) due 02/07/2020 ~	5,400	5,413
Province of Ontario
2.000% due 01/30/2019	5,400	5,391
4.000% due 10/07/2019	1,728	1,747
Province of Quebec
2.627% (US0003M + 0.280%) due 07/21/2019 ~	23,150	23,195
State of North Rhine-Westphalia
2.360% (US0003M + 0.050%) due 05/22/2019 ~	21,000	20,998
2.365% (US0003M + 0.050%) due 08/16/2019 ~	24,300	24,302
2.480% (US0003M + 0.170%) due 11/23/2018 ~	120,300	120,336
Sweden Government International Bond
1.000% due 10/05/2018	6,000	6,000

Total Sovereign Issues (Cost $426,969)		426,999

SHORT-TERM INSTRUMENTS 64.2%

COMMERCIAL PAPER 18.5%
American Electric Power, Inc.
2.280% due 10/02/2018	32,800	32,791
AT&T, Inc.
3.000% due 05/28/2019	45,400	44,534
AutoNation, Inc.
2.650% due 10/01/2018	28,800	28,794
Dominion Resources
2.280% due 10/02/2018	4,000	3,999
2.320% due 10/16/2018	17,850	17,828
Electricite De France S.A.
2.280% due 11/05/2018	40,000	39,896
Energy Transfer Partners
2.800% due 10/03/2018	48,000	47,982
Entergy Corp.
2.400% due 10/31/2018	3,000	2,993
Enterprise Products Operating LLC
2.370% due 10/18/2018	10,000	9,986
2.370% due 10/19/2018	10,000	9,986
Erste Abwicklungsanstalt
2.440% due 03/04/2019	4,800	4,748
2.440% due 03/05/2019	15,100	14,935
European Investment Bank
2.325% due 01/02/2019	47,000	46,710
Export-Import Bank of Korea
2.320% due 01/03/2019	33,000	32,794
Ford Motor Credit Co.
2.420% due 11/02/2018	33,000	32,912
2.980% due 03/01/2019	6,100	6,022
3.135% due 04/08/2019	5,000	4,916
General Motors Financial Co., Inc.
2.400% due 10/03/2018	8,000	7,997
2.550% due 10/17/2018	3,500	3,495
2.550% due 10/18/2018	3,000	2,995
Hitachi Capital America Corp.
2.350% due 10/10/2018	20,950	20,933
2.390% due 10/15/2018	55,725	55,661
Humana, Inc.
2.520% due 10/23/2018	1,000	998
Hyundai Capital America
2.270% due 10/02/2018	8,600	8,598
2.480% due 11/07/2018	5,000	4,986
Kells Funding LLC
2.345% due 01/08/2019	30,000	29,798
2.345% due 01/11/2019	32,000	31,778

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.360% due 01/10/2019	$10,000	$9,931
2.360% due 01/11/2019	100,000	99,306
Keurig Dr Pepper
2.300% due 10/19/2018	32,000	31,955
2.480% due 11/06/2018	9,500	9,475
Marriott International
2.480% due 11/16/2018	8,000	7,973
McKesson Corp.
2.300% due 10/02/2018	60,000	59,984
2.300% due 10/05/2018	15,700	15,693
Mondelez International, Inc.
2.270% due 10/05/2018	12,700	12,694
2.470% due 11/14/2018	8,000	7,974
2.470% due 11/19/2018	26,000	25,907
2.510% due 12/03/2018	18,000	17,917
NiSource, Inc.
2.320% due 10/03/2018	3,000	2,999
2.350% due 10/10/2018	5,000	4,996
2.550% due 10/11/2018	25,302	25,280
Reckitt Benckister Treasury
2.250% due 10/02/2018	8,500	8,498
Rockwell Collins, Inc.
2.370% due 10/05/2018	30,000	29,986
2.500% due 10/10/2018	10,000	9,992
Rogers Communications
2.250% due 10/05/2018	13,000	12,994
2.310% due 10/16/2018	62,000	61,924
2.310% due 10/18/2018	14,500	14,480

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Schlumberger Holdings
2.300% due 10/01/2018	$5,000	$4,999
2.330% due 10/11/2018	41,000	40,964
Spire, Inc.
2.400% due 10/17/2018	36,000	35,954
2.430% due 10/03/2018	618	618
Telstra Corp. Ltd.
2.310% due 11/20/2018	4,000	3,986
Thomson Reuters Corp.
2.350% due 10/02/2018	22,000	21,994
2.470% due 10/03/2018	13,900	13,895
UDR, Inc.
2.380% due 10/17/2018	15,600	15,580
2.500% due 10/29/2018	2,000	1,996
VW CR, Inc.
2.800% due 12/10/2018	21,500	21,389
Walgreens Boots
2.450% due 10/01/2018	9,200	9,198
Waste Management, Inc.
2.380% due 10/22/2018	48,000	47,922
WEC Energy Group, Inc.
2.350% due 10/02/2018	5,000	4,999
2.350% due 10/03/2018	2,500	2,499

		1,245,016

REPURCHASE AGREEMENTS (b) 45.5%
		3,066,496

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.2%
Ford Credit Auto Owner Trust
2.356% due 05/15/2019	$1,258	$1,258
GM Financial Automobile Leasing Trust
2.373% due 06/20/2019	11,017	11,016

		12,274

Total Short-Term Instruments (Cost $4,324,030)		4,323,786

Total Investments in Securities (Cost $6,517,621)		6,517,097

Total Investments 96.8% (Cost $6,517,621)		$6,517,097

Other Assets and Liabilities, net 3.2%		216,898

Net Assets 100.0%		$6,733,995

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NRW Bank	2.391%	03/01/2019	06/20/2018	$ 10,002	$9,998	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	2.340%	09/28/2018	10/01/2018	$471,800	U.S. Treasury Notes 1.125% - 3.625% due 08/15/2019 - 08/31/2021	$(481,101)	$471,800	$471,892
BOS	2.310	09/27/2018	10/11/2018	325,000	U.S. Treasury Bonds 3.000% due 02/15/2047	(334,402)	325,000	325,083
BPS	2.330	09/28/2018	10/01/2018	600	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(612)	600	600
BSN	2.330	09/28/2018	10/01/2018	44,500	U.S. Treasury Notes 3.375% due 11/15/2019	(45,416)	44,500	44,509
FICC	1.750	09/28/2018	10/01/2018	8,696	U.S. Treasury Notes 2.750% due 07/31/2023	(8,871)	8,696	8,697
IND	2.340	09/28/2018	10/01/2018	200,000	U.S. Treasury Notes 2.500% due 05/15/2024	(203,873)	200,000	200,039
JPS	2.340	09/28/2018	10/01/2018	12,400	U.S. Treasury Notes 1.875% due 02/28/2022	(12,680)	12,400	12,402
MBC	2.330	09/28/2018	10/01/2018	607,300	U.S. Treasury Notes 2.125% due 12/31/2022	(626,773)	607,300	607,418
	2.340	09/26/2018	10/03/2018	100,000	U.S. Treasury Inflation Protected Securities 2.125% due 01/15/2019	(103,228)	100,000	100,033
	2.340	09/28/2018	10/05/2018	20,800	U.S. Treasury Notes 2.250% due 02/15/2027	(21,449)	20,800	20,804
	2.350	09/27/2018	10/04/2018	100,000	U.S. Treasury Notes 2.375% due 12/31/2020	(103,249)	100,000	100,026
NXN	2.330	09/28/2018	10/01/2018	447,800	U.S. Treasury Bonds 2.750% due 11/15/2042	(455,714)	447,800	447,887
RDR	2.340	09/28/2018	10/01/2018	96,800	U.S. Treasury Notes 1.250% - 2.250% due 01/31/2020 - 11/15/2025	(98,792)	96,800	96,819

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	151

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

September 30, 2018 (Unaudited)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SCX	2.330%	09/28/2018	10/01/2018	$138,100	U.S. Treasury Notes 1.625% - 2.625% due 06/15/2021 - 08/31/2022	$(140,851)	$138,100	$138,127
SGY	2.330	09/28/2018	10/01/2018	492,700	U.S. Treasury Bonds 3.000% due 05/15/2045	(501,538)	492,700	492,796

Total Repurchase Agreements						$(3,138,549)	$3,066,496	$3,067,132

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
AZD	$471,892	$0	$0	$471,892	$(481,101)	$(9,209)
BOS	325,083	0	0	325,083	(330,840)	(5,757)
BPS	600	0	0	600	(612)	(12)
BSN	44,509	0	0	44,509	(45,416)	(907)
FICC	8,697	0	0	8,697	(8,871)	(174)
IND	200,039	0	0	200,039	(203,873)	(3,834)
JPS	12,402	0	0	12,402	(12,680)	(278)
MBC	828,281	0	0	828,281	(852,663)	(24,382)
NXN	447,887	0	0	447,887	(455,714)	(7,827)
RDR	96,819	0	0	96,819	(98,792)	(1,973)
SCX	138,127	0	0	138,127	(140,851)	(2,724)
SGY	492,796	0	0	492,796	(501,538)	(8,742)

Total Borrowings and Other Financing Transactions	$3,067,132	$0	$0

(c)	Securities with an aggregate market value of $2,036 and cash of $3,562 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,292,488	$0	$1,292,488
Industrials	0	232,088	0	232,088
Utilities	0	45,528	0	45,528
U.S. Treasury Obligations	0	174,315	0	174,315
Asset-Backed Securities	0	21,893	0	21,893
Sovereign Issues	0	426,999	0	426,999
Short-Term Instruments
Commercial Paper	0	1,245,016	0	1,245,016
Repurchase Agreements	0	3,066,496	0	3,066,496
Short-Term Notes	0	12,274	0	12,274

Total Investments	$0	$6,517,097	$0	$6,517,097

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.0%

MUNICIPAL BONDS & NOTES 0.1%

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$1,050	$1,068

Total Municipal Bonds & Notes (Cost $1,050)		1,068

U.S. GOVERNMENT AGENCIES 9.5%
Fannie Mae
2.184% due 11/01/2020 •	2	2
2.194% due 12/25/2036 •	341	337
2.285% due 07/25/2032 •	384	374
2.336% due 06/25/2033 - 03/25/2034 •	406	401
2.346% due 03/25/2036 •	254	252
2.385% due 03/25/2032 •	323	322
2.476% due 06/25/2032 •	1	1
2.556% due 11/25/2032 •	1	1
2.566% due 05/25/2042 •	184	185
2.666% due 08/25/2021 - 03/25/2022 •	2	2
2.816% due 08/25/2022 •	2	2
2.916% due 04/25/2022 •	3	3
2.947% due 02/01/2041 - 10/01/2044 •	3,100	3,086
3.095% due 02/01/2026 •	4	4
3.116% due 04/25/2032 •	116	119
3.147% due 11/01/2030 •	1	1
3.177% due 09/01/2033 •	1	1
3.331% due 12/01/2032 •	4	4
3.372% due 10/01/2032 •	11	11
3.375% due 09/01/2022 •	1	1
3.395% due 09/01/2028 •	5	5
3.487% due 12/01/2035 •	28	28
3.525% due 12/01/2029 •	6	6
3.557% due 01/01/2036 •	926	970
3.568% due 11/01/2035 •	140	143
3.610% due 11/01/2035 •	147	154
3.625% due 06/01/2025 •	4	4
3.645% due 12/01/2029 •	7	7
3.812% due 06/01/2021 •	18	18
3.848% due 10/01/2025 •	18	18
3.887% due 05/01/2025 •	4	4
3.891% due 12/01/2029 •	1	1
3.905% due 03/01/2035 •	385	396
4.000% due 05/01/2030 - 12/01/2041	2,362	2,403
4.028% due 08/01/2036 •	90	94
4.162% due 12/01/2022 •	4	4
4.302% due 09/01/2031 •	19	19
4.375% due 05/01/2022 •	3	3
4.500% due 04/01/2028 - 11/01/2029	384	397
4.848% due 08/01/2028 •	8	8
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	21,735	14,363
1.955% due 08/01/2019 •	2	2
2.336% due 07/25/2031 •	328	328
2.658% due 06/15/2030 - 12/15/2032 •	61	61
2.708% due 06/15/2031 •	25	25
2.858% due 02/15/2027 •	4	4
2.913% due 02/25/2045 •	561	560
3.045% due 10/25/2044 •	1,760	1,753
3.245% due 07/25/2044 •	1,108	1,117
3.640% due 02/01/2035 •	618	647
3.730% due 02/01/2032 •	3	3
3.791% due 02/01/2025 •	4	4
3.896% due 02/01/2032 •	2	2
3.963% due 02/01/2024 •	13	14
4.009% due 01/01/2032 •	7	7
4.015% due 04/01/2027 •	1	1
4.157% due 07/01/2020 •	1	1
4.208% due 05/01/2032 •	6	6
4.269% due 07/01/2029 •	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.297% due 06/01/2035 •	$1,608	$1,688
4.500% due 06/15/2035 - 09/15/2035	1,721	1,762
5.000% due 01/15/2034	3,434	3,653
5.500% due 08/15/2030 - 10/01/2039	133	143
6.500% due 10/25/2043	603	685
Ginnie Mae
2.750% due 07/20/2025 - 08/20/2026 ~	233	239
3.125% due 10/20/2023 - 10/20/2024 ~	30	32
3.375% due 02/20/2024 - 02/20/2026 ~	30	32
3.375% due 03/20/2025 - 02/20/2030 •	488	490
3.625% due 04/20/2023 - 05/20/2024 ~	166	169
3.625% due 04/20/2027 - 04/20/2032 •	91	94
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	108,667
Residual Funding Corp. STRIPS
0.000% due 01/15/2030 (a)	18,000	12,191
Small Business Administration
2.750% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	63	63
2.850% (PRIME - 2.150%) due 01/25/2019 ~	12	12
4.500% due 03/01/2023	93	95
4.760% due 09/01/2025	3,298	3,363
4.770% due 04/01/2024	852	869
4.930% due 01/01/2024	428	439
5.240% due 08/01/2023	289	298
7.060% due 11/01/2019	27	27
7.220% due 11/01/2020	47	48

Total U.S. Government Agencies (Cost $149,368)		163,754

U.S. TREASURY OBLIGATIONS 89.3%
U.S. Treasury Bonds
2.750% due 08/15/2042	117,500	108,825
2.750% due 11/15/2042	110,900	102,615
2.875% due 05/15/2043 (c)	270,960	256,158
3.000% due 05/15/2042	149,000	144,329
3.125% due 02/15/2043	41,250	40,750
3.625% due 08/15/2043	53,000	56,855
3.750% due 11/15/2043	22,120	24,217
4.375% due 02/15/2038	84,630	99,893
4.375% due 05/15/2040	50,000	59,410
4.500% due 05/15/2038	31,463	37,759
8.000% due 11/15/2021 (e)	44,700	51,508
U.S. Treasury Notes
2.000% due 08/31/2021	7,000	6,830
2.000% due 07/31/2022 (c)	333,000	321,982
2.000% due 05/31/2024	103,910	98,662
2.125% due 09/30/2024	27,200	25,922
2.250% due 10/31/2024	49,610	47,584
2.250% due 11/15/2025	47,400	45,069
2.750% due 02/15/2024	4,870	4,820
2.875% due 05/15/2028 (c)	9,680	9,537

Total U.S. Treasury Obligations (Cost $1,647,900)		1,542,725

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Bear Stearns Adjustable Rate Mortgage Trust
3.634% due 02/25/2033 ~	15	14
3.780% due 04/25/2033 ~	48	49
3.833% due 04/25/2033 ~	93	94
4.119% due 04/25/2033 ~	5	5
4.144% due 01/25/2034 ~	251	254
4.467% due 11/25/2034 ~	813	802
Bear Stearns ALT-A Trust
2.376% due 02/25/2034 •	1,598	1,602
3.927% due 11/25/2036 ^~	18,373	15,499
4.037% due 11/25/2036 ~	12,267	11,444

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.466% due 08/25/2035 •	$397	$395
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •	567	571
Countrywide Alternative Loan Trust
2.345% due 02/20/2047 ^•	5,195	4,342
2.375% due 03/20/2046 •	3,841	3,496
2.376% due 02/25/2047 •	514	505
2.396% due 05/25/2047 •	3,084	3,025
2.416% due 05/25/2036 •	56	50
2.426% due 05/25/2035 •	689	660
2.496% due 12/25/2035 •	250	243
2.845% due 02/25/2036 •	319	297
5.500% due 03/25/2036 ^	1,424	1,090
Countrywide Home Loan Mortgage Pass-Through Trust
2.676% due 05/25/2035 •	1,051	983
2.726% due 04/25/2035 ~	384	357
2.796% due 04/25/2035 •	148	140
2.876% due 02/25/2035 •	643	649
2.896% due 02/25/2035 •	377	371
3.821% due 09/20/2036 ^~	3,836	3,339
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
Downey Savings & Loan Association Mortgage Loan Trust
2.428% due 08/19/2045 •	443	426
GreenPoint Mortgage Funding Trust
2.656% due 06/25/2045 •	554	537
GSR Mortgage Loan Trust
3.601% due 04/25/2036 ~	3,355	3,070
HarborView Mortgage Loan Trust
2.298% due 03/19/2037 •	1,344	1,318
2.608% due 05/19/2035 •	1,517	1,482
Impac CMB Trust
3.216% due 07/25/2033 •	41	40
IndyMac Mortgage Loan Trust
2.856% due 02/25/2035 •	2,191	2,180
JPMorgan Mortgage Trust
3.835% due 02/25/2036 ^~	784	717
4.112% due 07/25/2035 ~	640	657
MASTR Adjustable Rate Mortgages Trust
3.965% due 05/25/2034 ~	166	166
Merrill Lynch Mortgage Investors Trust
4.034% due 12/25/2032 •	61	60
Residential Accredit Loans, Inc. Trust
2.516% due 08/25/2035 •	1,088	980
3.205% due 09/25/2045 •	425	412
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	433	484
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	21	22
Sequoia Mortgage Trust
2.515% due 07/20/2033 •	775	751
2.635% due 07/20/2033 •	545	500
2.868% due 10/19/2026 •	300	302
Structured Adjustable Rate Mortgage Loan Trust
3.245% due 01/25/2035 •	356	341
Structured Asset Mortgage Investments Trust
2.436% due 05/25/2036 •	16,393	15,001
2.748% due 07/19/2034 •	121	122
2.868% due 03/19/2034 •	251	250
WaMu Mortgage Pass-Through Certificates Trust
2.434% due 05/25/2046 •	490	470
2.434% due 12/25/2046 •	1,043	1,040
2.476% due 11/25/2045 •	1,264	1,275
2.486% due 12/25/2045 •	570	578
2.518% due 07/25/2046 •	4,869	4,805
2.518% due 08/25/2046 •	12,274	12,072
2.518% due 09/25/2046 •	1,914	1,932
2.518% due 10/25/2046 •	892	880
2.557% due 12/25/2046 •	2,088	2,083
2.575% due 01/25/2047 •	935	945
2.825% due 06/25/2046 •	2,711	2,754
2.845% due 02/25/2046 •	2,009	2,013

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	153

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.045% due 11/25/2042 •	$396	$384
3.727% due 03/25/2034 ~	98	101
Washington Mutual Mortgage Pass-Through Certificates Trust
3.393% due 05/25/2033 ~	41	40
3.790% due 02/25/2033 ~	7	6
4.350% due 02/25/2033 ~	1	1
Wells Fargo Mortgage-Backed Securities Trust
3.990% due 11/25/2033 ~	26	27

Total Non-Agency Mortgage-Backed Securities (Cost $119,678)		111,501

ASSET-BACKED SECURITIES 0.4%
Asset-Backed Securities Corp. Home Equity Loan Trust
2.296% due 05/25/2037 •	25	18
2.678% due 06/15/2031 •	273	252
2.698% due 11/15/2031 •	17	16
Bear Stearns Asset-Backed Securities Trust
2.326% due 04/25/2031 •	1,143	1,563
2.876% due 10/25/2032 •	24	24
CIT Group Home Equity Loan Trust
2.756% due 06/25/2033 •	202	200
Citigroup Global Markets Mortgage Securities, Inc.
3.566% due 01/25/2032 •	125	125
Credit Suisse First Boston Mortgage Securities Corp.
2.836% due 01/25/2032 •	80	78
Credit-Based Asset Servicing & Securitization Trust
2.286% due 01/25/2037 ^•	1,091	509
GE-WMC Mortgage Securities Trust
2.256% due 08/25/2036 •	56	35
GSAMP Trust
2.286% due 12/25/2036 •	537	328
2.396% due 11/25/2035 •	151	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Home Equity Asset Trust
3.136% due 02/25/2033 •	$1	$1
HSI Asset Securitization Corp. Trust
2.266% due 10/25/2036 •	138	70
JPMorgan Mortgage Acquisition Trust
2.296% due 08/25/2036 •	35	19
LA Arena Funding LLC
7.656% due 12/15/2026	20	21
Lehman ABS Mortgage Loan Trust
2.306% due 06/25/2037 •	574	405
Long Beach Mortgage Loan Trust
2.776% due 10/25/2034 •	1,548	1,510
MASTR Asset-Backed Securities Trust
2.266% due 11/25/2036 •	99	47
Merrill Lynch Mortgage Investors Trust
2.336% due 02/25/2037 •	329	149
Morgan Stanley ABS Capital, Inc. Trust
2.276% due 05/25/2037 •	255	235
Morgan Stanley IXIS Real Estate Capital Trust
2.266% due 11/25/2036 •	39	20
New Century Home Equity Loan Trust
2.396% due 05/25/2036 •	643	605
Renaissance Home Equity Loan Trust
2.916% due 08/25/2032 •	2	2
Securitized Asset-Backed Receivables LLC Trust
2.276% due 12/25/2036 ^•	1,710	618
2.296% due 11/25/2036 ^•	553	231
Soundview Home Loan Trust
2.276% due 11/25/2036 •	560	252
2.296% due 06/25/2037 •	306	233

Total Asset-Backed Securities (Cost $10,534)		7,594

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (b) 0.3%
		$4,453

Total Short-Term Instruments (Cost $4,453)		4,453

Total Investments in Securities (Cost $1,932,983)		1,831,095

	SHARES
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	320,868	3,172

Total Short-Term Instruments (Cost $3,172)		3,172

Total Investments in Affiliates (Cost $3,172)		3,172

Total Investments 106.2% (Cost $1,936,155)		$1,834,267

Financial Derivative Instruments (d) 0.1% (Cost or Premiums, net $19,871)		2,015

Other Assets and Liabilities, net (6.3)%		(109,251)

Net Assets 100.0%		$1,727,031

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$4,453	U.S. Treasury Notes 2.750% due 07/31/2023	$(4,542)	$4,453	$4,454

Total Repurchase Agreements						$(4,542)	$4,453	$4,454

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.150%	08/09/2018	10/12/2018	$(48,500)	$(48,653)
	2.150	08/28/2018	10/16/2018	(15,113)	(15,143)
	2.270	08/29/2018	11/30/2018	(10,127)	(10,148)
IND	2.230	09/05/2018	11/05/2018	(2,831)	(2,836)
	2.240	09/11/2018	11/13/2018	(20,617)	(20,643)
RCY	2.170	08/16/2018	10/17/2018	(9,765)	(9,792)
	2.190	09/06/2018	10/10/2018	(3,408)	(3,413)
	2.190	09/11/2018	10/23/2018	(9,919)	(9,932)

Total Reverse Repurchase Agreements					$(120,560)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.2)%
Fannie Mae, TBA	4.000%	11/01/2048	$17,000	$(17,205)	$(17,143)
Fannie Mae, TBA	4.500	11/01/2048	3,000	(3,098)	(3,091)

Total Short Sales (1.2)%				$(20,303)	$(20,234)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(73,944)	$0	$(73,944)	$73,698	$(246)
FICC	4,454	0	0	4,454	(4,542)	(88)
IND	0	(23,479)	0	(23,479)	23,199	(280)
RCY	0	(23,137)	0	(23,137)	22,901	(236)

Total Borrowings and Other Financing Transactions	$4,454	$(120,560)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(86,933)	$(33,627)	$0	$(120,560)

Total Borrowings	$0	$(86,933)	$(33,627)	$0	$(120,560)

Payable for reverse repurchase agreements					$(120,560)

(c)	Securities with an aggregate market value of $119,799 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(51,408) at a weighted average interest rate of 2.099%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	155

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	$103.875	11/23/2018	362	$724	$3	$0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	105.250	11/23/2018	390	390	3	1
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	105.500	11/23/2018	2,000	2,000	18	2
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	105.750	11/23/2018	1,827	1,827	16	2
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	106.000	11/23/2018	200	200	2	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	106.500	11/23/2018	6,110	6,110	52	6
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	107.000	11/23/2018	480	480	4	1
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	107.250	11/23/2018	1,000	1,000	9	1
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	108.500	11/23/2018	4,176	4,176	36	4
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	110.500	11/23/2018	2,132	2,132	18	2
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	110.000	11/23/2018	9,576	9,576	82	10
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	182.000	11/23/2018	2,152	2,152	18	2

Total Purchased Options					$261	$31

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2018	1,545	$	325,585	$(856)	$78	$0
U.S. Treasury 5-Year Note December Futures	12/2018	22,158		2,492,256	(20,955)	1,212	0
U.S. Treasury 10-Year Note December Futures	12/2018	12,084		1,435,353	(16,767)	378	0
U.S. Treasury 10-Year Ultra December Futures	12/2018	16		2,016	(27)	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	398		61,404	(2,128)	0	(137)

					$(40,733)	$1,668	$(137)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 30-Year Bond December Futures	12/2018	3,450	$	(484,725)	$13,160	$539	$0

Total Futures Contracts					$(27,573)	$2,207	$(137)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	2.061%	Semi-Annual	12/21/2019	$	445,000	$0	$(1,925)	$(1,925)	$68	$0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,700	(247)	1,036	789	0	(9)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		349,800	19,857	3,549	23,406	0	(174)
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047		40,000	0	3,885	3,885	29	0

Total Swap Agreements							$19,610	$6,545	$26,155	$97	$(183)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$31	$2,207	$97	$2,335	$0	$(137)	$(183)	$(320)

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

(e)

Securities with an aggregate market value of $41,809 and cash of $1,688 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$31	$31
Futures	0	0	0	0	2,207	2,207
Swap Agreements	0	0	0	0	97	97

	$0	$0	$0	$0	$2,335	$2,335

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$137	$137
Swap Agreements	0	0	0	0	183	183

	$0	$0	$0	$0	$320	$320

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(298)	$(298)
Futures	0	0	0	0	(8,304)	(8,304)
Swap Agreements	0	0	0	0	1,625	1,625

	$0	$0	$0	$0	$(6,977)	$(6,977)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(100)	$(100)
Futures	0	0	0	0	(41,232)	(41,232)
Swap Agreements	0	0	0	0	8,965	8,965

	$0	$0	$0	$0	$(32,367)	$(32,367)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	157

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)

September 30, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Iowa	$0	$1,068	$0	$1,068
U.S. Government Agencies	0	163,754	0	163,754
U.S. Treasury Obligations	0	1,542,725	0	1,542,725
Non-Agency Mortgage-Backed Securities	0	111,501	0	111,501
Asset-Backed Securities	0	7,594	0	7,594
Short-Term Instruments
Repurchase Agreements	0	4,453	0	4,453

	$0	$1,831,095	$0	$1,831,095

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,172	$0	$0	$3,172

Total Investments	$3,172	$1,831,095	$0	$1,834,267

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,234)	$0	$(20,234)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2,207	$128	$0	$2,335

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(137)	$(183)	$0	$(320)

Total Financial Derivative Instruments	$2,070	$(55)	$0	$2,015

Totals	$5,242	$1,810,806	$0	$1,816,048

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments PIMCO International Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.0%

CANADA 2.9%

SOVEREIGN ISSUES 2.9%
Province of Ontario
2.600% due 06/02/2025	CAD	12,300	$9,349
Province of Quebec
6.250% due 06/01/2032		10,000	10,380

Total Canada (Cost $17,826)			19,729

DENMARK 23.0%

CORPORATE BONDS & NOTES 23.0%
BRFkredit A/S
1.000% due 01/01/2019	DKK	50,000	7,818
2.000% due 04/01/2019		125,000	19,713
Nykredit Realkredit A/S
1.000% due 01/01/2019		240,000	37,473
1.000% due 04/01/2019		300,000	47,080
Realkredit Danmark A/S
1.000% due 04/01/2019		174,000	27,297
2.000% due 04/01/2019		125,000	19,708

Total Denmark (Cost $158,934)			159,089

UNITED STATES 6.0%

ASSET-BACKED SECURITIES 2.0%
AFC Home Equity Loan Trust
2.926% due 12/22/2027 •		$1	0
Amortizing Residential Collateral Trust
2.916% due 10/25/2031 •		254	249
Argent Securities Trust
2.306% due 07/25/2036 •		1,460	584
Asset-Backed Funding Certificates Trust
2.916% due 06/25/2034 •		466	466
Asset-Backed Securities Corp. Home Equity Loan Trust
2.296% due 05/25/2037 •		50	36
Bear Stearns Asset-Backed Securities Trust
2.706% due 06/25/2036 •		169	169
2.876% due 10/25/2032 •		78	79
CIT Group Home Equity Loan Trust
2.756% due 06/25/2033 •		24	24
Countrywide Asset-Backed Certificates
2.956% due 05/25/2032 •		121	117
Credit Suisse First Boston Mortgage Securities Corp.
2.836% due 01/25/2032 •		122	120
Credit-Based Asset Servicing & Securitization Trust
2.276% due 11/25/2036 •		42	27
2.286% due 01/25/2037 ^•		326	152
Equity One Mortgage Pass-Through Trust
2.816% due 04/25/2034 •		471	433
Home Equity Asset Trust
2.816% due 11/25/2032 •		1	1
HSI Asset Securitization Corp. Trust
2.266% due 10/25/2036 •		32	16
Lehman XS Trust
2.366% due 04/25/2037 ^•		32	31
Long Beach Mortgage Loan Trust
2.776% due 10/25/2034 •		28	27
Merrill Lynch Mortgage Investors Trust
2.296% due 09/25/2037 •		41	24
Morgan Stanley ABS Capital, Inc. Trust
2.276% due 05/25/2037 •		71	65
2.316% due 11/25/2036 •		7,955	5,281
SLM Student Loan Trust
3.835% due 04/25/2023 •		5,376	5,494
Soundview Home Loan Trust
2.276% due 11/25/2036 •		280	126
Structured Asset Securities Corp. Mortgage Loan Trust
3.604% due 04/25/2035 •		8	8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Asset-Backed Certificates Trust
2.276% due 10/25/2036 •	$30	$16

		13,545

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
American Home Mortgage Investment Trust
3.996% due 10/25/2034 •	2	2
Bear Stearns ALT-A Trust
3.851% due 01/25/2036 ^~	1,018	1,020
3.907% due 08/25/2036 ^~	36	28
Citigroup Mortgage Loan Trust
4.367% due 08/25/2035 ~	40	41
Countrywide Alternative Loan Trust
2.345% due 02/20/2047 ^•	5,935	4,960
2.375% due 03/20/2046 •	484	441
2.376% due 02/25/2047 •	134	132
2.496% due 12/25/2035 •	250	243
2.496% due 02/25/2037 •	151	141
2.516% due 08/25/2035 •	459	439
2.516% due 12/25/2035 •	1,009	917
2.566% due 09/25/2035 •	1,510	1,479
2.736% due 12/25/2035 •	53	52
Countrywide Home Loan Mortgage Pass-Through Trust
0.000% due 03/25/2035 •	22	22
2.676% due 05/25/2035 •	166	155
2.796% due 03/25/2035 ^•	701	637
2.796% due 04/25/2035 •	6	6
2.816% due 03/25/2035 •	44	41
2.856% due 03/25/2035 •	3,571	3,297
2.876% due 02/25/2035 •	12	12
2.976% due 09/25/2034 •	10	10
4.179% due 08/25/2034 ^~	18	18
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	12	12
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
2.316% due 10/25/2036 ^•	4	3
Downey Savings & Loan Association Mortgage Loan Trust
2.378% due 03/19/2045 •	493	486
2.428% due 08/19/2045 •	201	193
2.498% due 09/19/2045 •	1,822	1,554
GreenPoint Mortgage Funding Trust
2.676% due 06/25/2045 •	1,789	1,675
HarborView Mortgage Loan Trust
2.408% due 03/19/2036 •	1,745	1,621
2.478% due 11/19/2035 •	289	278
2.505% due 06/20/2035 •	68	67
2.648% due 06/19/2035 •	375	373
2.648% due 01/19/2036 ^•	100	85
2.668% due 01/19/2036 •	2,337	1,887
2.828% due 09/19/2035 •	22	20
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.204% due 10/25/2035 ~	26	26
Residential Accredit Loans, Inc. Trust
2.426% due 04/25/2046 •	154	81
Sequoia Mortgage Trust
2.515% due 07/20/2033 •	670	649
2.868% due 10/19/2026 •	7	7
3.288% due 10/20/2034 •	288	281
Structured Asset Mortgage Investments Trust
2.748% due 07/19/2034 •	4	4
Thornburg Mortgage Securities Trust
2.756% due 03/25/2044 •	92	88
WaMu Mortgage Pass-Through Certificates Trust
2.268% due 02/27/2034 •	8	8
2.506% due 10/25/2045 •	28	28
2.518% due 10/25/2046 •	41	41
2.518% due 11/25/2046 •	404	401
2.526% due 01/25/2045 •	17	17
2.557% due 12/25/2046 •	157	156
2.856% due 01/25/2045 •	16	16
2.856% due 07/25/2045 •	14	15
3.045% due 11/25/2042 •	3	3
3.245% due 08/25/2042 •	11	11

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
4.366% due 04/25/2036 ~		$4	$4
4.427% due 09/25/2034 ~		73	75

			24,258

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
2.336% due 03/25/2034 •		7	6
2.366% due 08/25/2034 •		5	5
2.415% due 09/25/2042 •		37	37
2.616% due 06/25/2029 •		2	2
3.130% due 12/01/2034 •		7	7
3.758% due 12/01/2030 •		2	2
4.162% due 11/01/2034 •		24	26
6.000% due 07/25/2044		19	21
7.000% due 09/25/2023		9	10
Freddie Mac
2.215% due 09/25/2035 •		1,623	1,619
2.496% due 09/25/2031 •		23	22
2.608% due 12/15/2031 •		1	1
2.913% due 02/25/2045 •		36	36
3.045% due 10/25/2044 •		75	75
3.245% due 07/25/2044 •		22	22
4.313% due 10/01/2036 •		33	34
6.500% due 07/15/2028		220	246
Ginnie Mae
2.750% due 08/20/2022 - 09/20/2026 ~		101	103
3.125% due 11/20/2022 - 10/20/2024 ~		54	55
3.125% due 11/20/2024 •		74	74
3.375% due 03/20/2022 - 02/20/2025 ~		42	43
3.625% due 04/20/2022 - 05/20/2026 ~		56	57
3.625% due 04/20/2030 - 06/20/2030 •		365	377
6.000% due 08/20/2034		448	484
Small Business Administration
4.625% due 02/01/2025		17	17
5.090% due 10/01/2025		8	8

			3,389

Total United States (Cost $46,979)			41,192

SHORT-TERM INSTRUMENTS 63.1%

REPURCHASE AGREEMENTS (d) 2.9%
			20,309

CANADA TREASURY BILLS 4.3%
1.501% due 11/29/2018 (b)(c)	CAD	38,900	30,040

JAPAN TREASURY BILLS 17.0%
(0.147)% due 12/03/2018 - 02/12/2019 †(a)(b)	JPY	13,350,000	117,531

NETHERLANDS TREASURY BILLS 17.1%
(0.633)% due 02/28/2019 (b)(c)	EUR	101,800	118,499

U.K. TREASURY BILLS 16.5%
0.710% due 03/25/2019 (b)(c)	GBP	88,000	114,301

U.S. TREASURY BILLS 5.3%
2.113% due 10/04/2018 - 12/13/2018 (a)(b)(f)(i)		$37,099	36,967

Total Short-Term Instruments (Cost $441,753)			437,647

Total Investments in Securities (Cost $665,492)			657,657

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	159

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 48.4%

SHORT-TERM INSTRUMENTS 48.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 48.4%
PIMCO Short-Term Floating NAV Portfolio III	33,874,363	$334,916

Total Short-Term Instruments (Cost $334,888)		334,916

Total Investments in Affiliates (Cost $334,888)		334,916

Total Investments 143.4% (Cost $1,000,380)		$992,573

Financial Derivative Instruments (e)(h) 4.2% (Cost or Premiums, net $5,460)		29,118

Other Assets and Liabilities, net (47.6)%		(329,491)

Net Assets 100.0%		$692,200

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO International Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	2.330	% †	09/28/2018	10/01/2018	$10,600	U.S. Treasury Bonds 3.625% due 02/15/2044	$(10,766)	$10,600	$10,602
FICC	1.750		09/28/2018	10/01/2018	1,318	U.S. Treasury Notes 2.750% due 07/31/2023	(1,348)	1,318	1,318
	1.100	†	09/28/2018	10/01/2018	591	U.S. Treasury Notes 2.000% due 08/31/2021	(605)	591	591
TDM	2.340	†	09/28/2018	10/01/2018	7,800	U.S. Treasury Notes 2.000% due 04/30/2024	(8,029)	7,800	7,802

Total Repurchase Agreements							$(20,748)	$20,309	$20,313

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
PIMCO International Portfolio
Global/Master Repurchase Agreement
FICC	$1,318	$0	$0	$1,318	$(1,348)	$(30)

PIMCO International Portfolio Subsidiary LLC (Subsidiary)
Global/Master Repurchase Agreement
BPS	10,602	0	0	10,602	(10,766)	(164)
FICC	591	0	0	591	(605)	(14)
TDM	7,802	0	0	7,802	(8,029)	(227)

Total Borrowings and Other Financing Transactions	$20,313	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Call - MSE Canada Government 10-Year Bond December 2018 Futures	CAD 157.000	11/16/2018	925	CAD	925	$8	$4

Total Purchased Options						$8	$4

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ EUR 157.000 on Euro-BTP 10-Year Bond December 2018 Futures	11/2018	500	$	6	$0	$0	$0
Call Options Strike @ EUR 158.000 on Euro-BTP 10-Year Bond November 2018 Futures	10/2018	2,150		25	(2)	0	0
Call Options Strike @ EUR 160.000 on Euro-BTP 10-Year Bond December 2018 Futures	11/2018	587		7	(1)	0	0
Call Options Strike @ EUR 165.000 on Euro-BTP 10-Year Bond December 2018 Futures	11/2018	710		8	(1)	0	0
Call Options Strike @ EUR 176.000 on Euro-OAT France Government 10-Year Bond November 2018 Futures	10/2018	3,907		45	(4)	0	0
Euro-Bund 10-Year Bond December Futures	12/2018	1,030		189,894	(892)	1,460	0
Put Options Strike @ EUR 143.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	860		10	(1)	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	1,310		15	(1)	0	0
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	333		4	0	0	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	960		11	(1)	0	0

					$(903)	$1,460	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2018	1,236	$	(115,123)	$601	$0	$(588)
Canada Government 10-Year Bond December Futures	12/2018	925		(94,974)	1,266	64	(43)
Euro-BTP Italy Government Bond December Futures	12/2018	3,247		(466,868)	(1,631)	15,178	0
Euro-Buxl 30-Year Bond December Futures	12/2018	547		(110,710)	1,536	0	(1,397)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	3,027		(530,865)	3,114	36	(1,699)
United Kingdom Long Gilt December Futures	12/2018	16		(2,522)	34	0	(3)

					$4,920	$15,278	$(3,730)

Total Futures Contracts					$4,017	$16,738	$(3,730)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	161

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month CAD-Bank Bill	2.100%	Semi-Annual	12/13/2027	CAD	17,000	$315	$433	$748	$0	$0
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		6,200	879	234	1,113	0	(1)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2028	AUD	211,200	(2,758)	461	(2,297)	0	(739)
Pay(1)	6-Month EUR-EURIBOR	0.500	Annual	03/20/2024	EUR	400	1	(2)	(1)	1	0
Pay(1)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		253,200	5,160	968	6,128	1,171	0
Pay(1)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029		189,200	(777)	(1,173)	(1,950)	895	0
Pay	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042		40,800	(259)	1,388	1,129	455	0
Pay	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		104,700	2,481	706	3,187	1,170	0
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049		23,300	799	(332)	467	0	(319)
Receive(1)	6-Month GBP-LIBOR	1.250	Semi-Annual	03/20/2024	GBP	101,500	1,879	(111)	1,768	0	(10)
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2028		17,500	292	93	385	0	(25)
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		79,700	1,247	763	2,010	0	(126)
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2048		55,200	428	3,945	4,373	0	(397)
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		26,500	(163)	240	77	0	(202)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	66,770,000	(3,675)	1,739	(1,936)	57	(9)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		22,580,000	(424)	849	425	0	(32)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		4,650,000	217	(33)	184	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2028		5,350,000	467	(233)	234	0	(5)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		1,870,000	(118)	69	(49)	0	(2)
Receive(1)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,239,000	(203)	132	(71)	0	(1)
Receive(1)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		1,960,000	23	(82)	(59)	0	(2)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		11,010,000	776	(550)	226	0	(157)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		900,000	(90)	14	(76)	0	(28)

Total Swap Agreements							$6,497	$9,518	$16,015	$3,749	$(2,060)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared(2)(3)	$4	$16,738	$3,749	$20,491	$0	$(3,730)	$(2,060)	$(5,790)

(f)

Securities with an aggregate market value of $32,749 and cash of $22,667 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(3)	The Subsidiary did not have Exchange-Traded or Centrally Cleared financial derivative instruments as of period end.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2018		AUD	5,622		$4,080	$16	$0
	10/2018		CAD	6,576		5,050	0	(41)
	10/2018		DKK	34,452		5,554	190	0
	10/2018	†	JPY	2,670,000		24,169	622	0
	10/2018			$859	AUD	1,192	3	0
	10/2018			21,890	EUR	18,905	60	0
	11/2018		SEK	587,050		$65,697	222	(815)
	11/2018			$4,081	AUD	5,622	0	(16)
	11/2018	†		14,199	JPY	1,607,301	0	(21)
	01/2019			1,359	DKK	8,553	0	(16)
	04/2019		DKK	813,410		$130,080	1,305	0
BPS	10/2018		CAD	11,002		8,348	0	(170)
	10/2018			$41,805	EUR	35,493	0	(596)

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	10/2018			$15,564	GBP	11,829	$0	$(146)
	11/2018		EUR	35,493		$41,906	597	0
	11/2018		MXN	113,149		5,907	0	(99)
	11/2018	†		$14,205	JPY	1,607,301	0	(27)
	01/2019		DKK	181,800		$29,481	933	0
BRC	10/2018			$43,605	JPY	4,920,400	0	(299)
	11/2018		SEK	99,755		$11,398	133	0
	11/2018	†		$14,203	JPY	1,607,301	0	(25)
CBK	10/2018		CAD	6,715		$5,202	3	0
	10/2018		EUR	119,356		139,297	719	0
	10/2018			$5,522	AUD	7,599	6	(35)
	10/2018			65,191	CAD	84,226	19	0
	10/2018			1,319	EUR	1,134	0	(2)
	11/2018		SEK	118,685		$13,602	200	0
	11/2018			$60,608	EUR	51,632	0	(516)
	11/2018			30,424	MXN	590,997	946	0
	11/2018			79,285	SEK	714,135	1,356	0
	12/2018			9,551	INR	701,150	0	(1)
DUB	10/2018		DKK	261,218		$42,878	2,208	0
	01/2019			152,292		25,273	1,359	0
	01/2019			$131,220	DKK	830,258	0	(847)
GLM	10/2018		AUD	5,612		$4,061	4	0
	10/2018		CAD	7,887		6,090	0	(16)
	10/2018		EUR	49,118		56,999	34	(63)
	10/2018		GBP	11,829		15,515	97	0
	10/2018	†	JPY	1,595,316		14,155	115	0
	10/2018			$875	AUD	1,206	0	(3)
	10/2018			837	CAD	1,080	0	(1)
	10/2018			6,550	EUR	5,571	0	(82)
	11/2018		MXN	89,863		$4,757	0	(12)
	11/2018			$15,536	GBP	11,829	0	(97)
	11/2018	†		14,187	JPY	1,595,316	0	(115)
HUS	10/2018		CAD	39,146		$30,223	0	(85)
	11/2018		GBP	88,452		115,559	112	0
	11/2018		SEK	168,625		18,758	0	(284)
	11/2018			$38,519	MXN	750,622	1,323	0
	11/2018			47,413	SEK	430,972	1,253	0
IND	11/2018		MXN	114,848		$5,944	0	(152)
	11/2018		SEK	114,040		12,648	0	(229)
	01/2019		DKK	415,750		70,167	4,883	0
JPM	10/2018		CAD	25,854		19,625	0	(391)
	10/2018		EUR	25,398		29,560	72	0
	10/2018		JPY	5,247,400		46,568	385	0
	10/2018			$899	AUD	1,237	0	(5)
	10/2018			48,120	DKK	307,118	0	(304)
	10/2018			40,459	EUR	34,410	0	(508)
	10/2018			13,524	GBP	10,266	0	(144)
	10/2018			10,789	JPY	1,217,649	0	(72)
	11/2018		EUR	19,992		$23,450	182	0
	11/2018		GBP	10,266		13,543	144	0
	11/2018		JPY	1,217,649		10,814	73	0
	11/2018		SEK	26,665		3,030	19	0
	11/2018			$11,148	SEK	97,660	0	(120)
NAB	10/2018			6,690	CAD	8,644	2	0
NGF	12/2018			237	SGD	324	0	0
RBC	10/2018			23,551	EUR	20,000	0	(330)
	11/2018		SEK	4,270		$472	0	(10)
RYL	10/2018			$2,500	RUB	169,643	86	0
SCX	10/2018		EUR	18,043		$21,172	223	0
	10/2018			$1,350	DKK	8,553	0	(19)
	10/2018			1,055	GBP	800	0	(12)
	11/2018	†		31,634	JPY	3,582,780	0	(31)
SOG	10/2018		GBP	11,066		$14,261	0	(162)
	11/2018			5,337		6,834	0	(136)
SSB	10/2018		JPY	890,649		8,026	187	0
	10/2018			$112,898	EUR	96,402	0	(971)
	10/2018	†		88,595	JPY	10,000,000	0	(583)
	12/2018	†	JPY	10,000,000		$88,995	587	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	163

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
TOR	10/2018	DKK	20,001		$3,245	$131	$0
UAG	01/2019		375,675		62,062	3,070	0
	01/2019		$12,240	DKK	76,955	0	(156)

Total Forward Foreign Currency Contracts						$23,879	$(8,765)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC AUD versus USD	$	0.615	10/09/2018	AUD	51,100	$4	$0
	Put - OTC EUR versus USD		1.065	10/02/2018	EUR	57,000	7	0
	Call - OTC USD versus CAD	CAD	1.433	10/09/2018	$	3,300	0	0
	Put - OTC USD versus JPY	JPY	100.150	10/09/2018		3,500	0	0
	Put - OTC USD versus JPY		98.000	10/23/2018		35,000	3	0
	Call - OTC USD versus MXN	MXN	23.600	10/09/2018		10,000	1	0
	Call - OTC USD versus SEK	SEK	10.200	10/02/2018		10,000	1	0
	Call - OTC USD versus SEK		10.400	10/09/2018		8,300	1	0
BPS	Call - OTC AUD versus USD	$	0.810	10/23/2018	AUD	50,000	4	0
JPM	Put - OTC USD versus CAD	CAD	1.230	10/09/2018	$	45,500	5	0
	Call - OTC USD versus CAD		1.384	10/19/2018		20,000	2	1
	Call - OTC USD versus MXN	MXN	24.000	10/09/2018		20,000	2	0
	Call - OTC USD versus SEK	SEK	9.750	10/22/2018		25,000	2	1

Total Purchased Options							$32	$2

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.734	10/23/2018	AUD	18,000	$(69)	$(33)
	Call - OTC AUD versus USD		0.739	11/20/2018		18,000	(87)	(53)
	Call - OTC USD versus ZAR	ZAR	15.400	10/29/2018	$	15,000	(232)	(41)
BPS	Put - OTC USD versus CAD	CAD	1.282	10/26/2018		30,000	(173)	(130)
DUB	Put - OTC USD versus MXN	MXN	18.930	10/23/2018		12,000	(87)	(197)
GLM	Put - OTC AUD versus USD	$	0.690	11/09/2018	AUD	21,000	(76)	(16)
	Call - OTC AUD versus USD		0.728	11/09/2018		21,000	(101)	(118)
HUS	Call - OTC USD versus ZAR	ZAR	16.050	11/15/2018	$	15,000	(195)	(43)
JPM	Put - OTC USD versus SEK	SEK	8.830	10/17/2018		12,000	(57)	(68)

Total Written Options							$(1,077)	$(699)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
PIMCO International Portfolio
BOA	$1,796	$0	$0	$1,796	$(888)	$(127)	$0	$(1,015)	$781	$10	$791
BPS	1,530	0	0	1,530	(1,011)	(130)	0	(1,141)	389	(250)	139
BRC	133	0	0	133	(299)	0	0	(299)	(166)	0	(166)
CBK	3,249	0	0	3,249	(554)	0	0	(554)	2,695	(1,640)	1,055
DUB	3,567	0	0	3,567	(847)	(197)	0	(1,044)	2,523	(4,540)	(2,017)
GLM	135	0	0	135	(274)	(134)	0	(408)	(273)	421	148
HUS	2,688	0	0	2,688	(369)	(43)	0	(412)	2,276	(2,290)	(14)
IND	4,883	0	0	4,883	(381)	0	0	(381)	4,502	(4,040)	462
JPM	875	2	0	877	(1,544)	(68)	0	(1,612)	(735)	555	(180)
NAB	2	0	0	2	0	0	0	0	2	0	2
RBC	0	0	0	0	(340)	0	0	(340)	(340)	266	(74)

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
RYL	$86	$0	$0	$86	$0	$0	$0	$0	$86	$(60)	$26
SCX	223	0	0	223	(31)	0	0	(31)	192	306	498
SOG	0	0	0	0	(298)	0	0	(298)	(298)	382	84
SSB	187	0	0	187	(971)	0	0	(971)	(784)	338	(446)
TOR	131	0	0	131	0	0	0	0	131	(130)	1
UAG	3,070	0	0	3,070	(156)	0	0	(156)	2,914	(2,746)	168
	0	0	0	0	0	0	0	0	0

PIMCO International Portfolio Subsidiary LLC (Subsidiary)
BOA	622	0	0	622	(21)	0	0	(21)	601	(580)	21
BPS	0	0	0	0	(27)	0	0	(27)	(27)	0	(27)
BRC	0	0	0	0	(25)	0	0	(25)	(25)	0	(25)
GLM	115	0	0	115	(115)	0	0	(115)	0	0	0
SCX	0	0	0	0	(31)	0	0	(31)	(31)	0	(31)
SSB	587	0	0	587	(583)	0	0	(583)	4	0	4

Total Over the Counter	$23,879	$2	$0	$23,881	$(8,765)	$(699)	$0	$(9,464)

(i)

Securities with an aggregate market value of $2,278 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

Net Exposure represents the net receivable/ (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	16,738	16,738
Swap Agreements	0	0	0	0	3,749	3,749

	$0	$0	$0	$0	$20,491	$20,491

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,879	$0	$23,879
Purchased Options	0	0	0	2	0	2

	$0	$0	$0	$23,881	$0	$23,881

	$0	$0	$0	$23,881	$20,491	$44,372

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,730	$3,730
Swap Agreements	0	0	0	0	2,060	2,060

	$0	$0	$0	$0	$5,790	$5,790

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,765	$0	$8,765
Written Options	0	0	0	699	0	699

	$0	$0	$0	$9,464	$0	$9,464

	$0	$0	$0	$9,464	$5,790	$15,254

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	165

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

September 30, 2018 (Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(20)	$(20)
Futures	0	0	0	0	(9,246)	(9,246)
Swap Agreements	0	0	0	0	(2,510)	(2,510)

	$0	$0	$0	$0	$(11,776)	$(11,776)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,800)	$0	$(9,800)
Purchased Options	0	0	0	(197)	0	(197)
Written Options	0	0	0	1,699	0	1,699
Swap Agreements	0	(586)	0	0	0	(586)

	$0	$(586)	$0	$(8,298)	$0	$(8,884)

	$0	$(586)	$0	$(8,298)	$(11,776)	$(20,660)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	16,559	16,559
Swap Agreements	0	0	0	0	12,639	12,639

	$0	$0	$0	$0	$29,200	$29,200

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,537	$0	$20,537
Purchased Options	0	0	0	(12)	0	(12)
Written Options	0	0	0	363	0	363
Swap Agreements	0	585	0	0	0	585

	$0	$585	$0	$20,888	$0	$21,473

	$0	$585	$0	$20,888	$29,200	$50,673

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$19,729	$0	$19,729
Denmark
Corporate Bonds & Notes	0	159,089	0	159,089
United States
Asset-Backed Securities	0	13,545	0	13,545
Non-Agency Mortgage-Backed Securities	0	24,258	0	24,258
U.S. Government Agencies	0	3,389	0	3,389
Short-Term Instruments
Repurchase Agreements	0	20,309	0	20,309
Canada Treasury Bills	0	30,040	0	30,040
Japan Treasury Bills	0	117,531	0	117,531
Netherlands Treasury Bills	0	118,499	0	118,499
U.K. Treasury Bills	0	114,301	0	114,301
U.S. Treasury Bills	0	36,967	0	36,967

	$0	$657,657	$0	$657,657

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$334,916	$0	$0	$334,916

Total Investments	$334,916	$657,657	$0	$992,573

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$16,742	$3,749	$0	$20,491
Over the counter	0	23,881	0	23,881

	$16,742	$27,630	$0	$44,372

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,730)	(2,060)	0	(5,790)
Over the counter	0	(9,464)	0	(9,464)

	$(3,730)	$(11,524)	$0	$(15,254)

Total Financial Derivative Instruments	$13,012	$16,106	$0	$29,118

Totals	$347,928	$673,763	$0	$1,021,691

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Short Asset Portfolio

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.9%

CORPORATE BONDS & NOTES 52.1%

BANKING & FINANCE 31.1%
ABN AMRO Bank NV
1.800% due 09/20/2019	$4,400	$4,348
2.100% due 01/18/2019	37,085	37,054
2.450% due 06/04/2020	3,400	3,360
2.500% due 10/30/2018	3,500	3,504
2.752% (US0003M + 0.410%) due 01/19/2021 ~	2,150	2,152
2.973% (US0003M + 0.640%) due 01/18/2019 ~	10,762	10,785
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	10,500	10,504
AerCap Ireland Capital DAC
3.500% due 05/26/2022	1,235	1,213
3.750% due 05/15/2019	27,644	27,757
4.250% due 07/01/2020	3,300	3,335
4.500% due 05/15/2021	1,750	1,778
4.625% due 10/30/2020	10,650	10,858
AIG Global Funding
2.878% (US0003M + 0.480%) due 07/02/2020 ~	3,800	3,810
3.350% due 06/25/2021	17,200	17,113
Air Lease Corp.
2.500% due 03/01/2021	4,700	4,594
2.750% due 01/15/2023	2,500	2,373
3.375% due 01/15/2019	16,400	16,419
American Express Credit Corp.
1.875% due 05/03/2019	25,000	24,885
3.041% (US0003M + 0.730%) due 05/26/2020 ~	8,500	8,569
American Honda Finance Corp.
2.497% (US0003M + 0.150%) due 01/22/2019 ~	20,000	20,010
2.594% (US0003M + 0.260%) due 06/16/2020 ~	25,000	25,052
2.691% (US0003M + 0.350%) due 11/05/2021 ~	22,955	22,995
2.937% (US0003M + 0.610%) due 09/09/2021 ~	17,491	17,654
American International Group, Inc.
2.300% due 07/16/2019	5,900	5,875
6.400% due 12/15/2020	8,615	9,171
American Tower Corp.
2.250% due 01/15/2022	1,595	1,524
3.400% due 02/15/2019	8,650	8,666
3.450% due 09/15/2021	3,200	3,189
5.050% due 09/01/2020	6,400	6,603
5.900% due 11/01/2021	800	851
Aozora Bank Ltd.
2.750% due 03/09/2020	2,000	1,977
Athene Global Funding
2.750% due 04/20/2020	3,400	3,358
3.000% due 07/01/2022	1,918	1,860
3.488% (US0003M + 1.140%) due 04/20/2020 ~	11,810	11,948
3.566% (US0003M + 1.230%) due 07/01/2022 ~	45,550	46,400
Axis Bank Ltd.
3.250% due 05/21/2020	7,760	7,660
Banco Santander Chile
2.500% due 12/15/2020	11,900	11,707
Bangkok Bank PCL
3.300% due 10/03/2018	7,000	7,000
Bank of America Corp.
2.600% due 01/15/2019	43,589	43,584
2.987% (US0003M + 0.650%) due 10/01/2021 ~	48,800	49,108
3.007% (US0003M + 0.660%) due 07/21/2021 ~	60,800	61,161
3.499% due 05/17/2022 •	5,000	4,999
Bank of Montreal
2.375% due 01/25/2019	15,000	14,990

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of Nova Scotia
1.950% due 01/15/2019	$3,700	$3,694
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	14,209	14,131
2.691% (US0003M + 0.350%) due 08/05/2019 ~	5,000	4,997
2.750% due 01/22/2019	4,750	4,751
Barclays Bank PLC
2.500% due 02/20/2019	1,000	1,000
2.893% (US0003M + 0.550%) due 08/07/2019 ~	23,000	23,055
5.125% due 01/08/2020	5,100	5,208
Barclays PLC
2.750% due 11/08/2019	46,645	46,430
4.451% (US0003M + 2.110%) due 08/10/2021 ~	25,099	26,042
Berkshire Hathaway Finance Corp.
2.651% (US0003M + 0.320%) due 01/10/2020 ~	1,100	1,102
BNG Bank NV
2.439% due 07/14/2020 •	58,700	58,778
BNP Paribas S.A.
2.450% due 03/17/2019	10,000	9,992
3.038% (US0003M + 0.700%) due 05/11/2020 ~	10,000	10,000
BNZ International Funding Ltd.
2.350% due 03/04/2019	32,040	31,992
2.400% due 02/21/2020	12,600	12,452
3.012% (US0003M + 0.700%) due 02/21/2020 ~	24,960	25,136
3.312% (US0003M + 0.980%) due 09/14/2021 ~	1,385	1,405
BOC Aviation Ltd.
2.375% due 09/15/2021	2,000	1,906
2.750% due 09/18/2022	13,600	12,920
3.000% due 03/30/2020	1,840	1,825
3.000% due 05/23/2022	1,500	1,443
Boston Properties LP
4.125% due 05/15/2021	4,000	4,070
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021	51,700	51,554
Caterpillar Financial Services Corp.
1.900% due 03/22/2019	8,600	8,571
2.494% (US0003M + 0.180%) due 05/15/2020 ~	15,000	15,020
2.503% (US0003M + 0.180%) due 12/06/2018 ~	12,600	12,603
2.841% (US0003M + 0.510%) due 01/10/2020 ~	17,775	17,866
2.913% (US0003M + 0.590%) due 06/06/2022 ~	8,000	8,069
Cboe Global Markets, Inc.
1.950% due 06/28/2019	9,280	9,225
CDP Financial, Inc.
4.400% due 11/25/2019	4,400	4,473
Citibank N.A.
2.597% (US0003M + 0.260%) due 09/18/2019 ~	20,000	20,036
Citigroup, Inc.
2.350% due 08/02/2021	4,000	3,882
3.292% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,070
3.344% (US0003M + 1.023%) due 06/01/2024 ~	47,900	48,167
3.539% (US0003M + 1.190%) due 08/02/2021 ~	36,600	37,324
3.576% (US0003M + 1.250%) due 07/01/2026 ~	10,000	10,094
CK Hutchison International Ltd.
2.250% due 09/29/2020	23,000	22,480
CNH Industrial Capital LLC
3.375% due 07/15/2019	6,016	6,026
4.375% due 11/06/2020	6,600	6,702
CNP Assurances
7.500% due 10/18/2018 •(d)	1,600	1,604

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Compass Bank
2.750% due 09/29/2019	$3,450	$3,440
Cooperatieve Rabobank UA
2.811% (US0003M + 0.480%) due 01/10/2023 ~	16,500	16,471
3.161% (US0003M + 0.830%) due 01/10/2022 ~	11,100	11,261
Credit Agricole S.A.
2.500% due 04/15/2019	18,400	18,376
Credit Suisse Group AG
3.574% (US0003M + 1.240%) due 06/12/2024 ~	20,000	20,126
Credit Suisse Group Funding Guernsey Ltd.
4.623% (US0003M + 2.290%) due 04/16/2021 ~	12,000	12,524
Danske Bank A/S
2.831% (US0003M + 0.510%) due 03/02/2020 ~	23,500	23,459
2.903% (US0003M + 0.580%) due 09/06/2019 ~	6,145	6,152
3.394% (US0003M + 1.060%) due 09/12/2023 ~	4,300	4,262
DBS Group Holdings Ltd.
2.817% (US0003M + 0.490%) due 06/08/2020 ~	79,600	79,784
2.955% (US0003M + 0.620%) due 07/25/2022 ~	7,800	7,851
Dexia Credit Local S.A.
1.875% due 03/28/2019	17,250	17,179
1.875% due 01/29/2020	53,450	52,663
2.250% due 01/30/2019	6,165	6,157
2.250% due 02/18/2020	112,450	111,272
2.500% due 01/25/2021	32,200	31,738
2.641% (US0003M + 0.320%) due 09/04/2020 ~	8,410	8,417
2.814% (US0003M + 0.500%) due 02/15/2019 ~	2,500	2,504
Discover Bank
2.600% due 11/13/2018	39,039	39,037
DNB Bank ASA
2.125% due 10/02/2020	30,000	29,226
2.768% (US0003M + 0.370%) due 10/02/2020 ~	2,150	2,158
3.391% (US0003M + 1.070%) due 06/02/2021 ~	3,500	3,556
Erste Abwicklungsanstalt
1.625% due 02/21/2019	5,400	5,379
2.500% due 03/13/2020	22,400	22,237
2.537% (US0003M + 0.210%) due 03/09/2020 ~	47,400	47,527
European Investment Bank
2.437% due 01/27/2020 •	5,000	5,004
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019	5,275	5,270
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020	6,800	6,709
First Republic Bank
2.375% due 06/17/2019	9,500	9,475
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	2,667	2,639
2.021% due 05/03/2019	23,354	23,216
2.343% due 11/02/2020	2,100	2,042
2.375% due 03/12/2019	11,000	10,969
2.425% due 06/12/2020	3,900	3,823
2.459% due 03/27/2020	4,780	4,701
2.597% due 11/04/2019	10,150	10,071
2.681% due 01/09/2020	4,380	4,336
2.779% (US0003M + 0.430%) due 11/02/2020 ~	2,200	2,182
2.943% due 01/08/2019	12,125	12,138
3.157% due 08/04/2020	12,100	11,987
3.164% (US0003M + 0.830%) due 03/12/2019 ~	25,925	25,953
3.168% due 08/12/2019 •	24,250	24,287
3.296% (US0003M + 0.930%) due 09/24/2020 ~	45,500	45,565

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	167

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.336% due 03/18/2021	$500	$493
3.339% (US0003M + 1.000%) due 01/09/2020 ~	3,690	3,705
8.125% due 01/15/2020	3,785	4,000
General Motors Financial Co., Inc.
2.400% due 05/09/2019	30,060	29,986
3.100% due 01/15/2019	70,400	70,460
3.150% due 01/15/2020	900	899
3.200% due 07/13/2020	5,400	5,387
3.500% due 07/10/2019	22,886	22,989
3.696% (US0003M + 1.310%) due 06/30/2022 ~	1,000	1,011
3.899% (US0003M + 1.560%) due 01/15/2020 ~	13,000	13,172
4.399% (US0003M + 2.060%) due 01/15/2019 ~	14,400	14,472
Goldman Sachs Bank USA
3.200% due 06/05/2020	18,500	18,567
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •	21,100	20,405
3.111% (US0003M + 0.730%) due 12/27/2020 ~	8,100	8,144
3.342% (US0003M + 1.000%) due 07/24/2023 ~	17,000	17,189
3.414% (US0003M + 1.100%) due 11/15/2018 ~	16,175	16,195
3.917% (US0003M + 1.600%) due 11/29/2023 ~	600	625
5.375% due 03/15/2020	1,000	1,031
Goodman HK Finance
4.375% due 06/19/2024	4,150	4,142
Harley-Davidson Financial Services, Inc.
2.812% (US0003M + 0.500%) due 05/21/2020 ~	8,400	8,432
Hong Kong Sukuk Ltd.
1.894% due 06/03/2020	10,500	10,276
HSBC Holdings PLC
2.984% (US0003M + 0.650%) due 09/11/2021 ~	25,500	25,540
3.971% (US0003M + 1.660%) due 05/25/2021 ~	84,243	86,808
HSH Portfoliomanagement AoeR
2.667% (US0003M + 0.330%) due 09/18/2020 ~	7,000	7,030
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	10,204	10,448
7.625% due 04/09/2019	19,040	19,485
Hyundai Capital Services, Inc.
1.625% due 08/30/2019	8,960	8,830
ICICI Bank Ltd.
3.125% due 08/12/2020	13,587	13,344
3.441% (US0003M + 1.120%) due 12/04/2018 ~	4,200	4,200
3.500% due 03/18/2020	15,675	15,571
4.800% due 05/22/2019	45,530	45,966
5.750% due 11/16/2020	13,900	14,366
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	5,986	5,997
ING Bank NV
2.300% due 03/22/2019	7,000	6,986
2.450% due 03/16/2020	2,100	2,075
2.924% (US0003M + 0.610%) due 08/15/2019 ~	10,000	10,030
3.086% (US0003M + 0.690%) due 10/01/2019 ~	240	241
3.282% (US0003M + 0.970%) due 08/17/2020 ~	4,000	4,047
ING Groep NV
3.536% (US0003M + 1.150%) due 03/29/2022 ~	2,300	2,336
International Lease Finance Corp.
5.875% due 04/01/2019	22,979	23,299
5.875% due 08/15/2022	1,500	1,588
6.250% due 05/15/2019	83,379	85,014
8.250% due 12/15/2020	4,500	4,920
8.625% due 01/15/2022	1,000	1,137

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
3.875% due 01/15/2019	$9,722	$9,731
Jackson National Life Global Funding
2.811% (US0003M + 0.480%) due 06/11/2021 ~	4,400	4,422
3.111% (US0003M + 0.730%) due 06/27/2022 ~	43,800	44,276
John Deere Capital Corp.
2.556% (US0003M + 0.180%) due 01/07/2020 ~	15,000	15,021
2.807% (US0003M + 0.480%) due 09/08/2022 ~	37,346	37,410
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~	69,300	69,479
3.417% (US0003M + 1.100%) due 06/07/2021 ~	8,500	8,673
3.544% (US0003M + 1.205%) due 10/29/2020 ~	15,100	15,391
3.801% (US0003M + 1.480%) due 03/01/2021 ~	16,100	16,533
JPMorgan Chase Bank N.A.
2.633% (US0003M + 0.290%) due 02/01/2021 ~	20,000	20,029
Lloyds Bank PLC
2.300% due 11/27/2018	1,000	1,000
2.833% (US0003M + 0.490%) due 05/07/2021 ~	5,000	5,019
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	19,700	18,812
Macquarie Bank Ltd.
2.600% due 06/24/2019	15,908	15,870
2.687% (US0003M + 0.350%) due 04/04/2019 ~	66,000	66,048
3.459% (US0003M + 1.120%) due 07/29/2020 ~	12,000	12,177
Macquarie Group Ltd.
3.000% due 12/03/2018	48,191	48,229
3.331% (US0003M + 1.020%) due 11/28/2023 ~	25,000	24,996
3.731% (US0003M + 1.350%) due 03/27/2024 ~	28,611	28,923
7.625% due 08/13/2019	5,420	5,623
Metropolitan Life Global Funding
2.300% due 04/10/2019	10,187	10,168
2.559% (US0003M + 0.220%) due 09/19/2019 ~	88,500	88,590
2.730% (SOFRRATE + 0.570%) due 09/07/2020 ~	25,000	25,053
2.734% (US0003M + 0.400%) due 06/12/2020 ~	12,000	12,056
Mitsubishi UFJ Financial Group, Inc.
2.985% (US0003M + 0.650%) due 07/26/2021 ~	24,500	24,615
3.061% (US0003M + 0.740%) due 03/02/2023 ~	54,000	54,195
3.125% (US0003M + 0.790%) due 07/25/2022 ~	18,524	18,642
3.195% (US0003M + 0.860%) due 07/26/2023 ~	18,500	18,562
3.394% (US0003M + 1.060%) due 09/13/2021 ~	5,870	5,966
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	9,648	9,238
2.500% due 03/09/2020	9,500	9,369
2.652% due 09/19/2022	28,300	27,048
2.750% due 10/21/2020	6,500	6,390
3.122% (US0003M + 0.775%) due 07/23/2019 ~	8,800	8,826
3.247% (US0003M + 0.925%) due 02/20/2019 ~	800	802
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019	3,000	2,984
Mizuho Bank Ltd.
2.400% due 03/26/2020	4,700	4,641
2.450% due 04/16/2019	28,300	28,258
2.650% due 09/25/2019	14,255	14,218

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.538% (US0003M + 1.190%) due 10/20/2018 ~		$11,369	$11,376
Mizuho Financial Group, Inc.
3.211% (US0003M + 0.880%) due 09/11/2022 ~		32,898	33,137
3.251% (US0003M + 0.940%) due 02/28/2022 ~		64,284	64,843
3.474% (US0003M + 1.140%) due 09/13/2021 ~		1,300	1,322
3.817% (US0003M + 1.480%) due 04/12/2021 ~		32,000	32,753
Morgan Stanley
2.375% due 07/23/2019		25,000	24,903
2.450% due 02/01/2019		41,701	41,677
2.891% (US0003M + 0.550%) due 02/10/2021 ~		59,600	59,803
3.087% (US0003M + 0.740%) due 07/23/2019 ~		3,000	3,015
3.119% (US0003M + 0.800%) due 02/14/2020 ~		8,025	8,044
3.277% (US0003M + 0.930%) due 07/22/2022 ~		5,000	5,045
4.750% due 11/16/2018	AUD	8,398	6,086
7.300% due 05/13/2019		$45,525	46,744
MUFG Bank Ltd.
2.300% due 03/05/2020		3,700	3,651
2.350% due 09/08/2019		34,350	34,155
Nasdaq, Inc.
2.756% (US0003M + 0.390%) due 03/22/2019 ~		27,100	27,133
National Bank of Canada
2.679% (US0003M + 0.330%) due 11/02/2020 ~		1,000	1,002
2.936% (US0003M + 0.600%) due 01/17/2020 ~		44,245	44,510
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		16,000	16,040
Nederlandse Waterschapsbank NV
2.342% (US0003M + 0.030%) due 02/24/2020 ~		32,000	32,012
2.354% (US0003M + 0.020%) due 03/15/2019 ~		9,800	9,801
New York Life Global Funding
1.550% due 11/02/2018		5,000	4,996
2.661% (US0003M + 0.320%) due 08/06/2021 ~		4,900	4,912
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019		2,428	2,394
2.000% due 03/08/2019		9,700	9,670
2.250% due 01/13/2020		1,000	987
2.776% (US0003M + 0.390%) due 09/28/2020 ~		30,955	30,941
2.854% due 09/13/2019 •		39,800	39,903
2.854% (US0003M + 0.520%) due 03/15/2021 ~		5,000	5,011
2.917% (US0003M + 0.580%) due 01/13/2020 ~		1,810	1,817
2.987% (US0003M + 0.650%) due 07/13/2022 ~		10,700	10,723
3.076% due 09/28/2022 •		42,900	42,993
3.227% (US0003M + 0.890%) due 01/13/2022 ~		1,500	1,516
3.337% due 03/08/2019 •		700	703
Nomura Holdings, Inc.
2.750% due 03/19/2019		52,546	52,572
Nordea Bank AB
2.749% (US0003M + 0.410%) due 04/07/2020 ~		12,000	12,017
2.787% (US0003M + 0.470%) due 05/29/2020 ~		12,200	12,247
3.006% (US0003M + 0.620%) due 09/30/2019 ~		6,615	6,647
3.301% (US0003M + 0.990%) due 05/27/2021 ~		13,000	13,199
4.875% due 01/27/2020		300	307

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NRW Bank
2.463% (US0003M + 0.120%) due 02/01/2022 ~	$50,800	$51,105
2.508% (US0003M + 0.170%) due 02/11/2019 ~	14,100	14,110
NTT Finance Corp.
1.900% due 07/21/2021	800	767
2.916% (US0003M + 0.530%) due 06/29/2020 ~	28,852	28,985
Oesterreichische Kontrollbank AG
2.501% (US0003M + 0.160%) due 11/04/2019 ~	3,800	3,808
ORIX Corp.
2.650% due 04/13/2021	26,020	25,254
2.900% due 07/18/2022	20,248	19,591
2.950% due 07/23/2020	4,400	4,337
3.200% due 01/19/2022	4,000	3,910
Petronas Capital Ltd.
5.250% due 08/12/2019	67,524	68,780
PNC Bank N.A.
1.950% due 03/04/2019	3,400	3,391
Principal Life Global Funding
2.250% due 10/15/2018	4,300	4,300
Private Export Funding Corp.
2.650% due 02/16/2021	5,900	5,856
Protective Life Global Funding
1.555% due 09/13/2019	10,200	10,074
2.615% due 08/22/2022	13,900	13,371
QBE Insurance Group Ltd.
3.000% due 10/21/2022	2,870	2,752
QNB Finance Ltd.
2.125% due 09/07/2021	1,500	1,431
2.750% due 10/31/2018	3,700	3,699
3.693% (US0003M + 1.350%) due 02/07/2020 ~	1,000	1,007
Reliance Standard Life Global Funding
2.150% due 10/15/2018	3,500	3,499
2.500% due 01/15/2020	10,896	10,787
Royal Bank of Canada
2.200% due 09/23/2019	3,502	3,479
2.742% (US0003M + 0.400%) due 10/31/2018 ~	10,500	10,504
2.819% (US0003M + 0.480%) due 07/29/2019 ~	5,000	5,017
Royal Bank of Scotland Group PLC
3.784% (US0003M + 1.470%) due 05/15/2023 ~	72,473	73,032
6.400% due 10/21/2019	25,000	25,747
Santander Holdings USA, Inc.
2.650% due 04/17/2020	14,000	13,825
Santander UK Group Holdings PLC
2.875% due 08/05/2021	11,200	10,913
3.373% due 01/05/2024 •	4,000	3,849
Santander UK PLC
2.125% due 11/03/2020	1,500	1,460
2.350% due 09/10/2019	7,000	6,962
2.375% due 03/16/2020	9,240	9,126
2.500% due 03/14/2019	16,450	16,442
2.648% (US0003M + 0.300%) due 11/03/2020 ~	31,400	31,406
2.941% (US0003M + 0.620%) due 06/01/2021 ~	27,100	27,280
3.812% (US0003M + 1.480%) due 03/14/2019 ~	1,500	1,509
Scentre Group Trust
2.375% due 11/05/2019	5,300	5,243
Skandinaviska Enskilda Banken AB
2.375% due 11/20/2018	1,000	1,000
2.742% (US0003M + 0.430%) due 05/17/2021 ~	11,000	11,019
2.904% (US0003M + 0.570%) due 09/13/2019 ~	20,675	20,762
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	1,500	1,447
3.000% due 07/15/2022	900	865

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Societe Generale S.A.
2.625% due 10/01/2018		$25,000	$25,000
Standard Chartered PLC
2.100% due 08/19/2019		14,832	14,710
2.400% due 09/08/2019		24,140	23,941
3.452% (US0003M + 1.130%) due 08/19/2019 ~		19,300	19,435
State Bank of India
3.287% (US0003M + 0.950%) due 04/06/2020 ~		45,000	45,153
3.622% due 04/17/2019		10,585	10,595
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020		3,800	3,705
Sumitomo Mitsui Banking Corp.
1.966% due 01/11/2019		18,404	18,371
2.092% due 10/18/2019		13,250	13,084
2.450% due 01/10/2019		10,000	9,996
2.643% (US0003M + 0.310%) due 10/18/2019 ~		24,000	24,036
2.686% (US0003M + 0.350%) due 01/17/2020 ~		22,700	22,745
2.873% (US0003M + 0.540%) due 01/11/2019 ~		3,300	3,304
Sumitomo Mitsui Financial Group, Inc.
3.073% (US0003M + 0.740%) due 10/18/2022 ~		20,000	20,039
3.117% (US0003M + 0.780%) due 07/12/2022 ~		23,400	23,515
3.303% (US0003M + 0.970%) due 01/11/2022 ~		4,354	4,404
3.446% (US0003M + 1.110%) due 07/14/2021 ~		4,000	4,069
3.482% (US0003M + 1.140%) due 10/19/2021 ~		7,750	7,884
4.007% (US0003M + 1.680%) due 03/09/2021 ~		18,906	19,466
Sumitomo Mitsui Trust Bank Ltd.
1.950% due 09/19/2019		18,590	18,402
2.050% due 03/06/2019		35,845	35,747
2.050% due 10/18/2019		4,470	4,421
2.779% (US0003M + 0.440%) due 09/19/2019 ~		9,900	9,924
2.833% (US0003M + 0.510%) due 03/06/2019 ~		16,360	16,385
3.243% (US0003M + 0.910%) due 10/18/2019 ~		15,411	15,525
Svensk Exportkredit AB
2.437% (US0003M + 0.100%) due 10/04/2018 ~		18,400	18,400
Svenska Handelsbanken AB
2.250% due 06/17/2019		600	598
2.500% due 01/25/2019		19,755	19,750
2.782% (US0003M + 0.470%) due 05/24/2021 ~		2,100	2,107
2.824% (US0003M + 0.490%) due 06/17/2019 ~		22,850	22,921
Swedbank AB
3.032% (US0003M + 0.700%) due 03/14/2022 ~		12,000	12,115
Synchrony Bank
3.011% (US0003M + 0.625%) due 03/30/2020 ~		38,195	38,243
Synchrony Financial
2.600% due 01/15/2019		42,093	42,061
Toronto-Dominion Bank
1.950% due 01/22/2019		21,200	21,163
Toyota Motor Credit Corp.
2.431% (US0003M + 0.100%) due 01/10/2020 ~		7,000	7,010
2.807% (US0003M + 0.480%) due 09/08/2022 ~		6,600	6,638
2.860% due 01/28/2021	AUD	6,000	4,329
U.S. Bancorp
2.982% (US0003M + 0.640%) due 01/24/2022 ~		$7,000	7,065

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS AG
2.631% (US0003M + 0.320%) due 05/28/2019 ~	$45,000	$45,076
2.637% due 12/07/2018 •	8,300	8,304
2.907% due 06/08/2020 •	2,700	2,713
2.959% (US0003M + 0.640%) due 08/14/2019 ~	4,606	4,627
3.171% (US0003M + 0.850%) due 06/01/2020 ~	15,400	15,547
UBS Group Funding Switzerland AG
3.000% due 04/15/2021	3,900	3,844
3.264% (US0003M + 0.950%) due 08/15/2023 ~	12,000	12,054
4.119% due 04/14/2021 •	26,700	27,541
USAA Capital Corp.
2.573% (US0003M + 0.230%) due 02/01/2019 ~	2,200	2,202
VEREIT Operating Partnership LP
3.000% due 02/06/2019	15,498	15,497
WEA Finance LLC
2.700% due 09/17/2019	2,275	2,270
3.250% due 10/05/2020	3,500	3,490
Wells Fargo & Co.
2.150% due 01/15/2019	10,913	10,901
3.019% (US0003M + 0.680%) due 01/30/2020 ~	500	503
3.360% (US0003M + 1.025%) due 07/26/2021 ~	8,000	8,143
3.661% (US0003M + 1.340%) due 03/04/2021 ~	4,511	4,615
Wells Fargo Bank N.A.
2.150% due 12/06/2019	30,000	29,717
2.640% (SOFRRATE + 0.480%) due 03/25/2020 ~	14,200	14,203
2.847% (US0003M + 0.500%) due 07/23/2021 ~	28,100	28,175
2.973% (US0003M + 0.650%) due 12/06/2019 ~	6,200	6,237
XLIT Ltd.
2.300% due 12/15/2018	4,750	4,747

		5,668,062

INDUSTRIALS 16.2%
AbbVie, Inc.
2.000% due 11/06/2018	7,417	7,414
2.300% due 05/14/2021	2,700	2,630
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	12,126	12,065
Alimentation Couche-Tard, Inc.
2.834% (US0003M + 0.500%) due 12/13/2019 ~	10,340	10,343
Allergan Funding SCS
2.450% due 06/15/2019	3,000	2,991
3.000% due 03/12/2020	10,200	10,191
3.589% (US0003M + 1.255%) due 03/12/2020 ~	14,118	14,314
Allergan Sales LLC
5.000% due 12/15/2021	800	830
Allergan, Inc.
3.375% due 09/15/2020	1,600	1,600
Altria Group, Inc.
9.250% due 08/06/2019	3,000	3,161
Amgen, Inc.
2.200% due 05/22/2019	35,078	34,956
2.661% (US0003M + 0.320%) due 05/10/2019 ~	1,100	1,102
Anadarko Petroleum Corp.
6.950% due 06/15/2019	2,800	2,875
Andeavor Logistics LP
5.500% due 10/15/2019	1,606	1,638
Anthem, Inc.
2.250% due 08/15/2019	5,000	4,974
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,800	1,785

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	169

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Aptiv PLC
3.150% due 11/19/2020	$2,500	$2,479
AstraZeneca PLC
2.845% (US0003M + 0.530%) due 11/16/2018 ~	26,186	26,202
AutoNation, Inc.
5.500% due 02/01/2020	900	924
Bacardi Ltd.
4.500% due 01/15/2021	700	711
Baidu, Inc.
2.750% due 06/09/2019	8,645	8,614
3.000% due 06/30/2020	4,000	3,965
BAT Capital Corp.
2.297% due 08/14/2020	42,408	41,577
2.909% due 08/14/2020 •	90,457	90,802
3.194% (US0003M + 0.880%) due 08/15/2022 ~	38,970	39,299
BAT International Finance PLC
1.625% due 09/09/2019	3,954	3,897
2.750% due 06/15/2020	14,786	14,638
Baxalta, Inc.
2.875% due 06/23/2020	1,221	1,211
Bayer U.S. Finance LLC
2.125% due 07/15/2019	5,543	5,502
2.375% due 10/08/2019	48,779	48,467
3.003% (US0003M + 0.630%) due 06/25/2021 ~	18,000	18,077
3.344% (US0003M + 1.010%) due 12/15/2023 ~	37,000	37,090
BMW U.S. Capital LLC
2.689% (US0003M + 0.370%) due 08/14/2020 ~	4,500	4,516
2.747% (US0003M + 0.410%) due 04/12/2021 ~	9,900	9,936
2.977% (US0003M + 0.640%) due 04/06/2022 ~	5,505	5,539
Broadcom Corp.
2.375% due 01/15/2020	14,200	14,038
3.000% due 01/15/2022	8,700	8,483
Campbell Soup Co.
2.834% (US0003M + 0.500%) due 03/16/2020 ~	1,400	1,399
Canadian Pacific Railway Co.
4.500% due 01/15/2022	1,500	1,546
Cardinal Health, Inc.
3.104% (US0003M + 0.770%) due 06/15/2022 ~	12,095	12,122
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	34,650	34,228
2.091% due 09/14/2021	34,967	33,518
2.170% due 08/05/2019	15,920	15,820
2.241% due 02/16/2021	17,800	17,334
2.293% due 04/23/2021	21,468	20,823
2.362% due 05/28/2021	39,800	38,584
2.381% due 09/17/2020	3,900	3,825
2.567% due 11/02/2021	10,800	10,481
2.849% due 03/03/2022	26,500	25,840
2.881% (US0003M + 0.540%) due 08/04/2020 ~	18,000	18,039
2.909% (US0003M + 0.560%) due 11/02/2021 ~	6,500	6,500
3.131% due 03/03/2022 •	10,500	10,565
3.182% (US0003M + 0.850%) due 09/14/2021 ~	9,000	9,087
3.285% (US0003M + 0.970%) due 02/16/2021 ~	3,000	3,031
3.417% (US0003M + 1.070%) due 04/23/2021 ~	14,740	14,957
Charter Communications Operating LLC
3.579% due 07/23/2020	8,800	8,809
3.986% (US0003M + 1.650%) due 02/01/2024 ~	68,738	70,107
4.464% due 07/23/2022	21,393	21,769
Chevron Corp.
3.265% (US0003M + 0.950%) due 05/16/2021 ~	27,800	28,384

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CNPC General Capital Ltd.
2.700% due 11/25/2019	$11,090	$10,990
2.750% due 05/14/2019	4,219	4,204
Conagra Brands, Inc.
2.839% (US0003M + 0.500%) due 10/09/2020 ~	4,600	4,591
Constellation Brands, Inc.
2.250% due 11/06/2020	3,600	3,519
CVS Health Corp.
3.350% due 03/09/2021	2,500	2,496
D.R. Horton, Inc.
2.550% due 12/01/2020	5,300	5,194
3.750% due 03/01/2019	4,170	4,175
4.000% due 02/15/2020	2,500	2,516
4.375% due 09/15/2022	6,200	6,289
Daimler Finance North America LLC
1.500% due 07/05/2019	5,000	4,952
2.200% due 05/05/2020	9,545	9,376
2.250% due 07/31/2019	1,000	995
2.250% due 09/03/2019	9,949	9,888
2.250% due 03/02/2020	2,977	2,937
2.700% due 08/03/2020	2,000	1,977
2.760% (US0003M + 0.450%) due 02/22/2021 ~	1,035	1,036
2.768% (US0003M + 0.430%) due 02/12/2021 ~	19,300	19,317
2.871% (US0003M + 0.530%) due 05/05/2020 ~	5,000	5,016
2.891% (US0003M + 0.550%) due 05/04/2021 ~	46,499	46,676
2.959% (US0003M + 0.620%) due 10/30/2019 ~	2,200	2,210
3.077% (US0003M + 0.740%) due 07/05/2019 ~	1,250	1,256
3.181% (US0003M + 0.840%) due 05/04/2023 ~	62,400	62,686
Danone S.A.
1.691% due 10/30/2019	6,200	6,110
Dell International LLC
3.480% due 06/01/2019	169,474	169,930
4.420% due 06/15/2021	23,900	24,275
Delta Air Lines, Inc.
2.600% due 12/04/2020	9,900	9,689
2.875% due 03/13/2020	37,200	36,912
3.625% due 03/15/2022	5,150	5,090
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	21,377	21,064
1.950% due 09/19/2021	950	908
2.225% due 01/17/2020	550	544
2.789% (US0003M + 0.450%) due 09/19/2019 ~	21,000	21,050
6.000% due 07/08/2019	11,000	11,258
Diageo Capital PLC
2.562% (US0003M + 0.240%) due 05/18/2020 ~	5,000	5,009
Discovery Communications LLC
2.750% due 11/15/2019	6,505	6,466
3.048% (US0003M + 0.710%) due 09/20/2019 ~	1,000	1,004
5.625% due 08/15/2019	1,606	1,642
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	12,800	12,707
2.800% due 11/15/2020	900	887
Doosan Infracore Co. Ltd.
2.375% due 11/21/2019	4,000	3,959
2.500% due 07/26/2020	5,000	4,910
Dow Chemical Co.
8.550% due 05/15/2019	6,020	6,227
DXC Technology Co.
3.271% (US0003M + 0.950%) due 03/01/2021 ~	9,700	9,700
eBay, Inc.
2.823% (US0003M + 0.480%) due 08/01/2019 ~	10,000	10,025
3.209% (US0003M + 0.870%) due 01/30/2023 ~	5,800	5,861

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Enbridge, Inc.
3.034% (US0003M + 0.700%) due 06/15/2020 ~	$27,700	$27,808
Energy Transfer Partners LP
5.750% due 09/01/2020	1,300	1,345
9.000% due 04/15/2019	4,606	4,750
9.700% due 03/15/2019	2,000	2,063
Enterprise Products Operating LLC
2.550% due 10/15/2019	2,700	2,690
5.200% due 09/01/2020	1,400	1,451
5.250% due 01/31/2020	2,000	2,054
6.500% due 01/31/2019	14,552	14,726
EQT Corp.
2.500% due 10/01/2020	13,720	13,399
3.107% (US0003M + 0.770%) due 10/01/2020 ~	24,200	24,198
4.875% due 11/15/2021	1,258	1,292
Equinor ASA
2.803% (US0003M + 0.460%) due 11/08/2018 ~	13,575	13,581
ERAC USA Finance LLC
2.350% due 10/15/2019	2,675	2,659
2.800% due 11/01/2018	2,050	2,050
5.250% due 10/01/2020	700	723
Flex Ltd.
4.625% due 02/15/2020	1,400	1,419
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	4,667	4,711
5.625% due 07/31/2019	4,600	4,692
GATX Corp.
2.500% due 07/30/2019	1,500	1,495
3.061% (US0003M + 0.720%) due 11/05/2021 ~	2,000	2,005
General Dynamics Corp.
2.628% (US0003M + 0.290%) due 05/11/2020 ~	10,000	10,030
General Electric Co.
2.721% (US0003M + 0.380%) due 05/05/2026 ~	8,190	7,833
5.500% due 01/08/2020	4,200	4,322
5.550% due 05/04/2020	700	725
6.000% due 08/07/2019	2,265	2,324
General Mills, Inc.
3.346% (US0003M + 1.010%) due 10/17/2023 ~	8,900	8,973
General Motors Co.
3.143% (US0003M + 0.800%) due 08/07/2020 ~	6,800	6,825
3.500% due 10/02/2018	32,688	32,688
Georgia-Pacific LLC
2.539% due 11/15/2019	2,000	1,985
Halfmoon Parent, Inc.
2.984% (US0003M + 0.650%) due 09/17/2021 ~	20,500	20,533
3.224% (US0003M + 0.890%) due 07/15/2023 ~	44,000	44,031
Harris Corp.
2.819% (US0003M + 0.480%) due 04/30/2020 ~	10,000	9,998
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	31,534	31,234
2.850% due 10/05/2018	42,659	42,661
4.267% (US0003M + 1.930%) due 10/05/2018 ~	3,485	3,486
HP, Inc.
3.279% (US0003M + 0.940%) due 01/14/2019 ~	6,750	6,762
HPHT Finance Ltd.
2.875% due 03/17/2020 (f)	1,258	1,246
2.875% due 03/17/2020	4,047	4,008
Hyundai Capital America
1.750% due 09/27/2019	5,000	4,931
2.400% due 10/30/2018	5,533	5,533
2.500% due 03/18/2019	12,269	12,243
2.550% due 02/06/2019	5,314	5,307

170	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.136% (US0003M + 0.800%) due 04/03/2020 ~	$2,000	$2,001
3.261% due 07/08/2021 •	1,000	1,003
Imperial Brands Finance PLC
2.950% due 07/21/2020	17,300	17,138
3.750% due 07/21/2022	2,500	2,491
Kinder Morgan, Inc.
3.619% (US0003M + 1.280%) due 01/15/2023 ~	10,178	10,356
Komatsu Finance America, Inc.
2.118% due 09/11/2020	2,500	2,445
Kraft Heinz Foods Co.
2.761% (US0003M + 0.420%) due 08/09/2019 ~	19,515	19,546
2.800% due 07/02/2020	3,484	3,456
2.911% (US0003M + 0.570%) due 02/10/2021 ~	9,800	9,813
3.161% (US0003M + 0.820%) due 08/10/2022 ~	45,266	45,527
Martin Marietta Materials, Inc.
2.960% (US0003M + 0.650%) due 05/22/2020 ~	5,800	5,821
Masco Corp.
3.500% due 04/01/2021	12,800	12,801
7.125% due 03/15/2020	3,800	3,993
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~	35,100	35,206
Molson Coors Brewing Co.
1.450% due 07/15/2019	46,940	46,398
1.900% due 03/15/2019	17,635	17,567
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	15,960	15,737
Moody’s Corp.
2.625% due 01/15/2023	5,000	4,799
3.250% due 06/07/2021	4,400	4,380
Mylan NV
2.500% due 06/07/2019	11,801	11,760
3.150% due 06/15/2021	10,400	10,251
3.750% due 12/15/2020	4,673	4,679
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019	3,295	3,280
NetApp, Inc.
2.000% due 09/27/2019	21,230	21,046
3.375% due 06/15/2021	1,400	1,396
Newell Brands, Inc.
2.875% due 12/01/2019	2,390	2,386
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	3,400	3,429
Oil India Ltd.
3.875% due 04/17/2019	4,700	4,706
Origin Energy Finance Ltd.
3.500% due 10/09/2018	2,500	2,500
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	3,175	3,165
3.200% due 07/15/2020	3,500	3,483
Petroleos Mexicanos
8.000% due 05/03/2019	13,000	13,390
Petronas Capital Ltd.
5.250% due 08/12/2019	25,350	25,822
Phillips 66
2.911% (US0003M + 0.600%) due 02/26/2021 ~	2,100	2,103
2.989% (US0003M + 0.650%) due 04/15/2019 ~	36,235	36,250
3.089% (US0003M + 0.750%) due 04/15/2020 ~	2,000	2,001
Pioneer Natural Resources Co.
7.500% due 01/15/2020	1,800	1,895
QUALCOMM, Inc.
3.069% (US0003M + 0.730%) due 01/30/2023 ~	17,550	17,657
QVC, Inc.
3.125% due 04/01/2019	7,180	7,181

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Reckitt Benckiser Treasury Services PLC
2.926% (US0003M + 0.560%) due 06/24/2022 ~	$7,800	$7,800
Reynolds American, Inc.
3.250% due 06/12/2020	5,158	5,150
6.875% due 05/01/2020	7,600	8,014
8.125% due 06/23/2019	29,969	31,006
Rockwell Collins, Inc.
5.250% due 07/15/2019	30,000	30,540
Ryder System, Inc.
2.500% due 05/11/2020	1,200	1,186
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	4,000	4,163
Schlumberger Holdings Corp.
2.350% due 12/21/2018	70,982	70,953
SES GLOBAL Americas Holdings GP
2.500% due 03/25/2019	250	249
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	130,820	129,452
Sky PLC
9.500% due 11/15/2018	12,709	12,810
Southern Co.
3.037% (US0003M + 0.700%) due 09/30/2020 ~	33,200	33,309
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	4,875	4,869
Suntory Holdings Ltd.
2.550% due 09/29/2019	500	497
Syngenta Finance NV
3.698% due 04/24/2020	2,600	2,595
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	1,500	1,542
5.877% due 07/15/2019	14,450	14,771
Tencent Holdings Ltd.
3.375% due 05/02/2019	100,179	100,420
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	13,348	13,134
Time Warner Cable LLC
5.000% due 02/01/2020	6,000	6,128
TTX Co.
2.600% due 06/15/2020	1,600	1,577
Tyson Foods, Inc.
2.650% due 08/15/2019	15,800	15,775
2.762% (US0003M + 0.450%) due 08/21/2020 ~	25,970	25,992
2.765% (US0003M + 0.450%) due 05/30/2019 ~	20,520	20,549
Viacom, Inc.
2.750% due 12/15/2019	3,541	3,522
VMware, Inc.
2.300% due 08/21/2020	51,390	50,401
2.950% due 08/21/2022	3,600	3,468
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	5,300	5,274
2.450% due 11/20/2019	2,300	2,279
Volkswagen International Finance NV
2.125% due 11/20/2018	15,550	15,539
Vulcan Materials Co.
2.934% (US0003M + 0.600%) due 06/15/2020 ~	500	501
WestJet Airlines Ltd.
3.500% due 06/16/2021	1,400	1,378
Xerox Corp.
2.750% due 03/15/2019	1,500	1,497
ZF North America Capital, Inc.
4.500% due 04/29/2022	1,150	1,165
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	1,200	1,189
4.625% due 11/30/2019	1,386	1,407
Zoetis, Inc.
3.450% due 11/13/2020	2,400	2,411

		2,961,286

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 4.8%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	$42,000	$42,393
3.209% (US0003M + 0.890%) due 02/15/2023 ~	22,200	22,012
3.289% (US0003M + 0.950%) due 07/15/2021 ~	10,300	10,426
3.514% (US0003M + 1.180%) due 06/12/2024 ~	13,000	13,069
BellSouth Corp.
4.333% due 04/26/2021	50,944	51,326
BP Capital Markets PLC
2.989% (US0003M + 0.650%) due 09/19/2022 ~	31,550	32,058
British Telecommunications PLC
2.350% due 02/14/2019	43,264	43,203
British Transco International Finance BV
0.000% due 11/04/2021 (c)	4,300	3,841
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020	900	891
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	18,675	18,525
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	8,910	8,973
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	9,122	9,001
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~	11,000	11,063
Dominion Energy, Inc.
2.500% due 12/01/2019	26,764	26,564
2.871% (US0003M + 0.550%) due 06/01/2019 ~	4,720	4,733
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	600	630
6.400% due 09/15/2020	1,600	1,676
Electricite de France S.A.
2.150% due 01/22/2019	3,112	3,107
6.500% due 01/26/2019	2,340	2,368
Enel Finance International NV
2.875% due 05/25/2022	7,200	6,854
Eversource Energy
2.750% due 03/15/2022	7,000	6,857
Exelon Corp.
2.850% due 06/15/2020	1,900	1,884
5.150% due 12/01/2020	2,500	2,574
Exelon Generation Co. LLC
2.950% due 01/15/2020	1,080	1,077
FirstEnergy Corp.
2.850% due 07/15/2022	5,700	5,515
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	800	814
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	1,924	1,948
9.375% due 01/28/2020	2,500	2,690
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	14,195	14,181
Korea Midland Power Co. Ltd.
2.750% due 02/11/2019	6,000	5,994
Korea Western Power Co. Ltd.
2.625% due 09/22/2019	6,200	6,157
2.875% due 10/10/2018	6,490	6,489
National Grid North America, Inc.
2.375% due 09/30/2020	12,420	12,121
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,600	1,596
2.711% (US0003M + 0.400%) due 08/21/2020 ~	40,000	40,033
3.342% due 09/01/2020	23,000	23,061
Orange S.A.
1.625% due 11/03/2019	7,700	7,585
2.750% due 02/06/2019	9,036	9,039
5.375% due 07/08/2019	42,606	43,424

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	171

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PacifiCorp
5.500% due 01/15/2019	$1,352	$1,363
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	2,012	1,990
Plains All American Pipeline LP
2.600% due 12/15/2019	19,832	19,684
Progress Energy, Inc.
4.875% due 12/01/2019	3,500	3,570
7.050% due 03/15/2019	8,765	8,934
PSEG Power LLC
2.450% due 11/15/2018	1,450	1,450
Sempra Energy
2.589% (US0003M + 0.250%) due 07/15/2019 ~	10,000	10,006
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	7,000	6,886
2.125% due 05/03/2019	14,100	14,005
2.250% due 09/13/2020	3,000	2,925
2.375% due 04/12/2020	3,000	2,959
2.500% due 10/17/2018	20,186	20,185
2.500% due 04/28/2020	56,954	56,047
2.750% due 04/10/2019	18,347	18,306
3.251% (US0003M + 0.920%) due 04/10/2019 ~	4,750	4,761
Southern Power Co.
1.950% due 12/15/2019	500	493
2.888% (US0003M + 0.550%) due 12/20/2020 ~	43,300	43,311
State Grid Overseas Investment Ltd.
2.250% due 05/04/2020	2,200	2,156
2.750% due 05/07/2019	24,607	24,530
Verizon Communications, Inc.
2.860% due 05/22/2020 •	679	683
3.334% (US0003M + 1.000%) due 03/16/2022 ~	92,710	94,713
3.414% (US0003M + 1.100%) due 05/15/2025 ~	13,200	13,326
Vodafone Group PLC
3.329% (US0003M + 0.990%) due 01/16/2024 ~	21,100	21,167

		879,202

Total Corporate Bonds & Notes (Cost $9,523,925)		9,508,550

MUNICIPAL BONDS & NOTES 0.1%

MISSISSIPPI 0.1%
Mississippi State General Obligation Bonds, Series 2017
2.520% (US0001M + 0.400%) due 11/01/2028 ~	11,700	11,733

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
2.465% (US0003M + 0.130%) due 10/25/2036 ~	1,772	1,760

Total Municipal Bonds & Notes (Cost $13,441)		13,493

U.S. GOVERNMENT AGENCIES 9.3%
Fannie Mae
1.750% due 08/14/2020	17,657	17,301
2.382% due 03/25/2048 •	11,927	11,920
2.402% due 08/25/2044 - 01/25/2045 •	23,871	23,864
2.432% due 11/25/2044 - 05/25/2058 •	178,406	178,478
2.482% due 07/25/2044 •	5,438	5,433
2.516% due 01/25/2048 - 11/25/2052 •	7,748	7,742
2.532% due 07/25/2046 •	60,098	59,878
2.566% due 03/25/2046 •	10,724	10,750
2.616% due 09/25/2043 •	870	873

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.666% due 01/25/2044 •	$7,562	$7,624
2.866% due 06/25/2041 •	9,362	9,501
2.936% due 07/25/2040 •	6,887	7,008
3.500% due 02/01/2048 - 03/01/2048	179,036	176,339
Fannie Mae, TBA
3.500% due 10/01/2048	55,000	54,126
Freddie Mac
1.720% due 04/24/2020	745	733
2.402% due 05/15/2038 •	9,938	9,925
2.412% due 05/15/2041 •	9,346	9,340
2.422% due 06/15/2040 •	9,596	9,581
2.432% due 12/15/2036 ~	5,787	5,787
2.432% due 03/15/2037 - 09/15/2044 •	822,505	821,683
2.444% due 11/25/2021 •	15,221	15,237
2.464% due 09/25/2021 •	10,997	11,008
2.482% due 01/15/2040 •	585	586
2.532% due 12/15/2037 •	4,539	4,548
2.556% due 06/25/2025 •	15,900	15,893
2.558% due 06/15/2035 - 05/15/2037 •	2,436	2,444
2.588% due 06/15/2036 •	1,879	1,890
2.708% due 06/15/2041 •	8,700	8,773
3.500% due 07/01/2048 - 09/01/2048	129,676	127,753
Ginnie Mae
2.280% due 06/20/2066 •	2,358	2,354
2.365% due 03/20/2036 •	6,017	6,010
2.465% due 03/20/2037 •	2,255	2,258
2.475% due 04/20/2037 •	2,983	2,983
2.504% due 11/20/2045 •	2,199	2,193
2.550% due 06/20/2067 •	630	632
2.580% due 04/20/2061 •	1,752	1,757
2.710% due 03/20/2065 - 11/20/2067 •	11,282	11,401
2.815% due 04/20/2040 •	3,662	3,701
2.830% due 08/20/2067 •	2,973	3,019
2.880% due 05/20/2066 •	6,227	6,316
3.247% due 04/20/2067 •	5,900	6,064
3.524% due 07/20/2067 •	9,061	9,349
3.527% due 06/20/2067 •	5,932	6,093
3.628% due 09/20/2067 •	17,431	18,010
NCUA Guaranteed Notes
2.571% due 01/08/2020 •	3,111	3,116

Total U.S. Government Agencies (Cost $1,706,129)		1,701,274

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Notes
2.625% due 07/31/2020 (f)	645,500	643,432

Total U.S. Treasury Obligations (Cost $645,120)		643,432

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
280 Park Avenue Mortgage Trust
3.038% due 09/15/2034 •	15,000	15,033
AREIT Trust
2.984% due 02/14/2035 •	8,187	8,204
Atrium Hotel Portfolio Trust
3.108% due 06/15/2035 •	5,000	5,016
BSPRT Issuer Ltd.
2.978% due 10/15/2034 •	1,548	1,549
BX Trust
3.078% due 07/15/2034 •	6,214	6,222
CGGS Commercial Mortgage Trust
3.058% due 02/15/2037 •	10,500	10,528
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	19,000	18,774
Commercial Mortgage Trust
3.373% due 10/10/2048	2,000	1,988
3.391% due 05/15/2045	1,711	1,706
CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050	5,000	4,991

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DBCG Mortgage Trust
2.858% due 06/15/2034 •		$9,000	$9,018
Eurosail PLC
0.000% due 03/13/2045 •	EUR	6,253	7,161
Gosforth Funding PLC
2.714% due 08/25/2060 •		$34,400	34,419
2.809% due 12/19/2059 •		3,504	3,502
GPMT Ltd.
3.082% due 11/21/2035 •		5,000	5,007
Great Wolf Trust
3.158% due 09/15/2034 •		5,000	5,006
GS Mortgage Securities Corp.
3.419% due 10/10/2032		24,000	23,818
GS Mortgage Securities Corp. Trust
2.858% due 07/15/2032 •		5,000	5,004
GS Mortgage Securities Trust
3.707% due 08/10/2044		36,325	36,694
Holmes Master Issuer PLC
2.561% due 10/15/2054 •		28,300	28,321
2.699% due 10/15/2054 •		15,000	14,991
Hyatt Hotel Portfolio Trust
2.817% due 08/09/2032 •		5,000	5,001
JPMorgan Chase Commercial Mortgage Securities Corp.
2.958% due 06/15/2032 •		11,400	11,415
JPMorgan Chase Commercial Mortgage Securities Trust
2.963% due 07/15/2034 •		4,000	4,007
3.093% due 07/05/2032		5,840	5,792
3.158% due 06/15/2032 •		22,300	22,370
Ladder Capital Commercial Mortgage Mortgage Trust
3.038% due 09/15/2034 •		6,587	6,596
Lehman XS Trust
2.756% due 12/25/2035 •		774	777
Morgan Stanley Capital Trust
3.008% due 11/15/2034 •		7,000	7,002
Motel 6 Trust
3.078% due 08/15/2034 •		14,526	14,553
PFP Ltd.
3.038% due 07/14/2035 •		10,768	10,779
RAIT Trust
3.108% due 06/15/2037 •		1,321	1,321
Resource Capital Corp. Ltd.
2.958% (LIBOR01M + 0.800%) due 07/15/2034 ~		2,052	2,052
Rosslyn Portfolio Trust
3.108% due 06/15/2033 •		14,500	14,534
Silverstone Master Issuer PLC
2.897% (US0003M + 0.550%) due 01/21/2070 ~		4,200	4,206
3.097% (US0003M + 0.750%) due 01/21/2070 ~		1,144	1,146
UBS Commercial Mortgage Trust
3.400% due 05/10/2045		21,412	21,388
Wells Fargo Commercial Mortgage Trust
2.890% (LIBOR01M + 0.731%) due 12/15/2036 ~		3,300	3,300
2.998% due 12/13/2031 •		5,000	5,010
Wells Fargo-RBS Commercial Mortgage Trust
2.695% due 03/15/2045		268	268
2.718% due 08/15/2047 •		17,800	17,843

Total Non-Agency Mortgage-Backed Securities (Cost $409,609)			406,312

ASSET-BACKED SECURITIES 10.8%
Ally Auto Receivables Trust
1.440% due 08/17/2020		946	943
1.530% due 03/16/2020		1,357	1,355
1.700% due 06/15/2021		5,382	5,344
1.730% due 11/16/2020		1,690	1,680
1.780% due 08/16/2021		1,570	1,558
2.140% due 09/15/2020		4,706	4,698
2.640% due 02/16/2021		16,265	16,253
2.720% due 05/17/2021		13,000	12,996

172	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ally Master Owner Trust
2.478% due 07/15/2022 •		$8,100	$8,123
Apidos CLO
3.322% due 01/19/2025 •		7,368	7,371
Arbor Realty Collateralized Loan Obligation Ltd.
3.148% due 12/15/2027 •		6,050	6,062
Atrium Corp.
3.177% due 04/22/2027 •		9,700	9,664
Aurium CLO DAC
0.680% due 10/13/2029 •	EUR	12,500	14,490
B&M CLO Ltd.
3.069% due 04/16/2026 •		$1,499	1,500
BA Credit Card Trust
1.950% due 08/15/2022		9,500	9,370
Babson Euro CLO BV
0.499% due 10/25/2029 •	EUR	6,500	7,517
Bank of The West Auto Trust
1.780% due 02/15/2021		$1,941	1,933
Barings Euro CLO BV
0.680% due 07/27/2030 •	EUR	11,200	13,026
Benefit Street Partners CLO Ltd.
3.113% due 07/18/2027 •		$1,800	1,796
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	7,800	9,023
Black Diamond CLO Ltd.
3.386% due 02/06/2026 •		$14,079	14,093
BlueMountain CLO Ltd.
3.229% due 10/29/2025 •		4,118	4,120
BMW Vehicle Owner Trust
1.160% due 11/25/2020		3,230	3,208
2.090% due 11/25/2020		14,505	14,460
Brookside Mill CLO Ltd.
3.156% due 01/17/2028 •		5,500	5,489
California Republic Auto Receivables Trust
2.580% due 06/15/2021		1,103	1,102
Canadian Pacer Auto Receivables Trust
2.368% due 12/19/2019 •		3,882	3,882
CARDS Trust
2.418% due 10/17/2022 •		17,800	17,814
2.508% due 04/17/2023 •		46,700	46,788
CarMax Auto Owner Trust
1.400% due 08/15/2021		22,552	22,308
1.970% due 04/15/2022		7,469	7,369
2.730% due 08/16/2021		16,150	16,136
Chesapeake Funding LLC
1.910% due 08/15/2029		19,968	19,761
2.528% due 08/15/2030 •		16,700	16,720
CIFC Funding Ltd.
3.119% due 04/15/2027 •		28,700	28,538
3.195% due 10/25/2027 •		15,500	15,477
Commonbond Student Loan Trust
2.550% due 05/25/2041		1,312	1,269
CoreVest American Finance Trust
2.968% due 10/15/2049		5,073	4,953
Daimler Trucks Retail Trust
2.600% due 05/15/2020		19,207	19,207
Denali Capital CLO LLC
3.385% due 10/26/2027 •		6,000	6,001
Dryden Senior Loan Fund
3.239% due 10/15/2027 •		17,000	17,009
ECMC Group Student Loan Trust
2.966% due 02/27/2068 •		23,616	23,641
Enterprise Fleet Financing LLC
2.550% due 08/20/2019		6,426	6,426
Evergreen Credit Card Trust
2.418% due 10/15/2021 •		40,300	40,371
2.508% due 07/15/2022 •		36,300	36,379
Flagship CLO Ltd.
3.189% due 01/16/2026 •		4,700	4,694
Ford Credit Auto Lease Trust
1.800% due 06/15/2020		7,174	7,154
2.710% due 12/15/2020		16,000	15,990
2.930% due 04/15/2021		28,700	28,704

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Credit Auto Owner Trust
2.590% due 02/15/2021		$32,000	$32,023
Ford Credit Floorplan Master Owner Trust
2.508% due 09/15/2022 •		5,000	5,011
Gallatin CLO Ltd.
3.389% (US0003M + 1.050%) due 07/15/2027 ~		30,000	30,036
3.485% due 01/21/2028 •		15,000	15,000
GM Financial Automobile Leasing Trust
1.720% due 01/21/2020		7,715	7,691
2.060% due 05/20/2020		37,030	36,898
2.405% due 01/21/2020 •		8,146	8,148
2.830% due 07/20/2020		9,000	9,001
GM Financial Consumer Automobile
1.780% due 10/18/2021		1,080	1,068
GM Financial Consumer Automobile Receivables Trust
2.080% due 01/19/2021		9,499	9,466
2.550% due 05/17/2021		3,700	3,695
GMF Floorplan Owner Revolving Trust
1.960% due 05/17/2021		24,065	23,947
Golden Credit Card Trust
1.600% due 09/15/2021		34,880	34,489
1.980% due 04/15/2022		2,500	2,457
2.020% due 04/15/2022		33,630	33,082
Halcyon Loan Advisors Funding Ltd.
3.268% due 04/20/2027 •		15,200	15,173
3.463% due 04/18/2026 •		1,440	1,441
Harvest CLO DAC
0.630% due 11/18/2029 •	EUR	10,000	11,560
Hertz Fleet Lease Funding LP
2.633% due 05/10/2032 •		$5,700	5,715
Honda Auto Receivables Owner Trust
1.210% due 12/18/2020		2,620	2,596
1.380% due 04/18/2022		4,836	4,797
1.620% due 08/15/2022		2,133	2,112
1.800% due 01/21/2020		1,785	1,781
2.660% due 12/18/2020		40,000	39,974
Hyundai Auto Lease Securitization Trust
1.490% due 02/18/2020		8,724	8,712
1.680% due 04/15/2020		3,500	3,494
1.880% due 08/17/2020		7,478	7,457
1.890% due 03/16/2020		4,512	4,495
1.970% due 07/15/2020		6,575	6,536
2.130% due 03/15/2021		3,250	3,218
Hyundai Auto Receivables Trust
1.290% due 04/15/2021		2,938	2,910
1.770% due 01/18/2022		4,400	4,336
1.780% due 11/15/2021		1,620	1,612
Jamestown CLO Ltd.
3.029% due 07/15/2026 •		20,534	20,482
3.209% due 01/15/2028 •		10,000	9,971
Jubilee CLO BV
0.481% due 12/15/2029 •	EUR	8,400	9,736
LCM LP
3.379% due 10/20/2027 •(a)		$6,350	6,350
Marathon CLO Ltd.
3.182% due 11/21/2027 •		10,800	10,751
Master Credit Card Trust
2.672% due 07/22/2024 •		10,000	10,024
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020		2,740	2,735
Mercedes-Benz Auto Receivables Trust
2.350% due 08/15/2019		10,938	10,939
Monarch Grove CLO
3.215% due 01/25/2028 •		28,250	28,093
Motor PLC
2.746% due 09/25/2024 •		2,750	2,750
Mountain View CLO Ltd.
3.157% due 10/13/2027 •		4,100	4,086
Navient Private Education Loan Trust
2.508% due 12/15/2059 •		15,913	15,928
2.558% due 12/16/2058 •		12,528	12,540
Navient Student Loan Trust
2.389% due 06/27/2067 •		30,800	30,813

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.406% due 03/25/2067 •	$15,049	$15,050
2.566% due 03/25/2067 •	22,500	22,506
2.966% due 06/25/2065 •	476	476
2.966% due 03/25/2066 •	2,900	2,927
Nelnet Student Loan Trust
2.420% due 08/23/2027 •	8,311	8,306
2.916% due 09/27/2038 •	24,723	24,913
3.066% due 02/25/2066 •	14,393	14,495
3.115% due 07/27/2048 •	1,608	1,626
Neuberger Berman CLO Ltd.
3.139% due 07/15/2027 •	6,900	6,903
Nissan Auto Lease Trust
1.640% due 09/16/2019	7,416	7,398
1.910% due 04/15/2020	5,010	4,981
Nissan Auto Receivables Owner Trust
1.320% due 01/15/2021	2,976	2,953
1.740% due 08/16/2021	12,870	12,735
1.790% due 01/17/2022	1,650	1,638
Ocean Trails CLO
3.238% due 08/13/2025 •	675	676
OCP CLO Ltd.
3.139% due 07/15/2027 •	7,000	6,969
3.155% due 10/26/2027 •	21,000	21,013
3.186% due 04/17/2027 •	10,000	9,983
Octagon Investment Partners Ltd.
3.189% due 07/15/2027 •	7,100	7,103
OSCAR U.S. Funding Trust LLC
2.437% due 08/12/2019 «	7,435	7,449
Palmer Square Loan Funding Ltd.
2.939% due 04/15/2026 •	9,452	9,441
3.010% due 07/15/2026 •	15,000	14,969
Penarth Master Issuer PLC
2.545% due 03/18/2022 •	20,000	19,993
SBA Tower Trust
2.898% due 10/15/2044 Ø	1,500	1,497
Securitized Term Auto Receivables Trust
1.775% due 01/27/2020	4,306	4,300
2.416% due 01/27/2020 •	5,507	5,508
SLC Student Loan Trust
2.414% due 02/15/2025 •	5,306	5,304
2.434% due 09/15/2026 •	2,900	2,897
2.444% due 03/15/2027 •	6,727	6,705
2.454% due 06/15/2029 •	3,341	3,325
2.474% due 05/15/2023 •	4,350	4,348
SLM Private Credit Student Loan Trust
2.504% due 12/15/2026 •	2,732	2,731
SLM Private Education Loan Trust
1.770% due 05/17/2027	1,582	1,578
1.850% due 06/17/2030	1,514	1,506
SLM Student Loan Trust
2.425% due 01/26/2026 •	20,932	20,881
2.445% due 10/27/2025 •	3,213	3,212
2.445% due 01/25/2027 •	5,341	5,335
2.455% due 01/25/2027 •	5,430	5,417
2.666% due 09/25/2043 •	27,521	27,575
2.866% due 12/27/2038 •	15,228	15,324
2.866% due 06/25/2055 •	16,789	16,902
2.885% due 04/27/2026 •	4,054	4,064
2.885% due 01/25/2028 •	8,183	8,216
2.935% due 10/25/2029 •	35,000	35,160
2.985% due 01/25/2022 •	1,632	1,621
3.485% due 04/25/2019 •	457	457
SMB Private Education Loan Trust
2.428% due 06/17/2024 •	7,897	7,898
2.430% due 02/17/2032	11,189	10,824
2.478% due 12/16/2024 •	10,991	11,001
2.508% due 03/16/2026 •	8,256	8,262
2.700% due 05/15/2031	11,186	10,982
SoFi Professional Loan Program LLC
1.630% due 01/25/2036	534	533
1.830% due 05/25/2040	6,399	6,367
1.860% due 11/26/2040	7,430	7,330
2.050% due 01/25/2041	11,836	11,725
2.390% due 02/25/2042	11,044	10,948
SoFi Professional Loan Program Trust
2.640% due 08/25/2047	16,606	16,513

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	173

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.080% due 01/25/2048	$9,873	$9,875
3.120% due 02/25/2048	7,000	7,001
Sound Point CLO Ltd.
3.199% due 04/15/2027 •	32,000	31,939
3.228% due 07/20/2027 •	5,000	4,994
Starwood Waypoint Homes Trust
3.108% due 01/17/2035 •	14,879	14,894
Structured Asset Securities Corp. Mortgage Loan Trust
2.786% due 05/25/2035 •	8,505	8,497
Symphony CLO Ltd.
3.219% due 04/15/2028 •	7,000	7,001
Telos CLO Ltd.
3.286% due 04/17/2028 •	16,000	16,001
THL Credit Wind River CLO Ltd.
3.209% due 10/15/2027 •	7,300	7,309
3.447% due 01/22/2027 •	10,000	10,004
Towd Point Mortgage Trust
2.816% due 02/25/2057 •	6,099	6,120
Toyota Auto Receivables Owner Trust
1.520% due 06/15/2020	505	505
Tralee CLO Ltd.
3.378% due 10/20/2027 •	30,200	30,222
Trillium Credit Card Trust
2.315% due 02/27/2023 •	38,300	38,324
Venture CLO Ltd.
3.189% due 01/15/2028 •	14,550	14,528
3.219% due 04/15/2027 •	8,700	8,659
Volkswagen Auto Loan Enhanced Trust
2.810% due 07/20/2021	7,600	7,595
Voya CLO Ltd.
3.055% due 07/25/2026 •	12,800	12,804
WhiteHorse Ltd.
3.266% due 04/17/2027 •	5,000	4,991
Whitehorse Ltd.
3.496% due 07/17/2026 •	8,677	8,683
World Omni Auto Receivables Trust
1.300% due 02/15/2022	4,074	4,027
1.610% due 02/16/2021	1,007	1,002
1.930% due 09/15/2022	27,915	27,598
2.570% due 07/15/2021	4,900	4,891
Z Capital Credit Partners CLO Ltd.
3.289% due 07/16/2027 •	17,500	17,474
Zais CLO Ltd.
0.000% due 04/15/2028 •(a)	25,300	25,300

Total Asset-Backed Securities (Cost $1,981,673)		1,979,881

SOVEREIGN ISSUES 5.3%
Agence Francaise de Developpement
1.375% due 08/02/2019	1,000	988
1.875% due 09/14/2020	31,000	30,292
2.000% due 03/18/2019	20,756	20,706
2.553% (US0003M + 0.200%) due 09/21/2019 ~	36,400	36,623
Caisse des Depots et Consignations
2.427% (US0003M + 0.100%) due 09/09/2019 ~	2,000	2,000
2.536% (US0003M + 0.200%) due 01/17/2019 ~	10,000	10,005
Development Bank of Japan, Inc.
1.875% due 10/03/2018	17,520	17,520
2.125% due 01/30/2019	12,000	11,980
2.579% (US0003M + 0.240%) due 01/28/2020 ~	5,600	5,610
Export-Import Bank of India
2.750% due 04/01/2020	32,961	32,440
2.750% due 08/12/2020	13,500	13,210
3.125% due 07/20/2021	8,448	8,247
3.312% (US0003M + 1.000%) due 08/21/2022 ~	16,705	16,776
3.875% due 10/02/2019	29,119	29,197
Export-Import Bank of Korea
1.750% due 05/26/2019	1,616	1,606
2.125% due 02/11/2021	1,300	1,261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 08/12/2019	$1,500	$1,494
2.807% (US0003M + 0.460%) due 10/21/2019 ~	3,250	3,257
5.125% due 06/29/2020	2,500	2,575
Japan Bank for International Cooperation
1.750% due 11/13/2018	107,395	107,298
1.750% due 05/29/2019	66,150	65,666
1.750% due 05/28/2020	9,586	9,386
2.125% due 02/07/2019	10,225	10,209
2.125% due 07/21/2020	4,300	4,225
2.125% due 11/16/2020	60,000	58,736
2.698% (US0003M + 0.360%) due 11/13/2018 ~	2,920	2,921
2.737% (US0003M + 0.390%) due 07/21/2020 ~	65,900	66,151
2.801% (US0003M + 0.480%) due 06/01/2020 ~	35,300	35,478
2.882% (US0003M + 0.570%) due 02/24/2020 ~	36,240	36,466
Japan Finance Organization for Municipalities
2.000% due 09/08/2020	29,114	28,417
2.125% due 03/06/2019	34,526	34,428
2.125% due 04/13/2021	32,000	31,026
Japan International Cooperation Agency
1.875% due 11/13/2019	17,500	17,264
Kommunalbanken A/S
2.404% (US0003M + 0.070%) due 03/17/2020 ~	16,000	16,020
Kommuninvest Sverige AB
1.125% due 10/09/2018	520	520
2.341% (US0003M + 0.030%) due 05/28/2019 ~	5,200	5,202
Korea Hydro & Nuclear Power Co. Ltd.
2.375% due 10/28/2019	4,500	4,456
2.875% due 10/02/2018	15,300	15,296
Korea National Oil Corp.
2.750% due 01/23/2019	7,500	7,496
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV
2.608% (US0003M + 0.260%) due 01/20/2020 ~	13,200	13,249
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
2.653% (US0003M + 0.320%) due 04/18/2019 ~	2,400	2,405
Province of Ontario
2.000% due 01/30/2019	8,773	8,758
Province of Quebec
2.483% (US0003M + 0.130%) due 09/21/2020 ~	87,300	87,428
Qatar Government International Bond
5.250% due 01/20/2020	13,800	14,179
SNCF Reseau
2.000% due 10/13/2020	4,000	3,911
State of North Rhine-Westphalia
2.365% (US0003M + 0.050%) due 08/16/2019 ~	14,500	14,501
Tokyo Metropolitan Government
2.125% due 05/20/2019	20,200	20,105
2.500% due 06/08/2022	5,000	4,853

Total Sovereign Issues (Cost $974,933)		971,837

SHORT-TERM INSTRUMENTS 19.6%

CERTIFICATES OF DEPOSIT 0.4%
Lloyds Bank Corporate Markets PLC
2.866% (US0003M + 0.500%) due 09/24/2020 ~	54,900	55,010
Sumitomo Mitsui Trust Bank Ltd.
2.722% due 01/22/2019	12,320	12,332

		67,342

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 11.4%
AT&T, Inc.
3.133% due 05/28/2019		$85,000	$83,378
3.134% due 05/28/2019		15,850	15,548
AutoNation, Inc.
2.649% due 10/03/2018		31,709	31,697
2.687% due 10/01/2018		28,800	28,794
Bank of Montreal
1.710% due 10/17/2018	CAD	13,500	10,439
Boston Scientific Corp.
2.489% due 10/02/2018		$5,000	4,999
2.592% due 10/16/2018		34,100	34,058
Campbell Soup Co.
2.857% due 12/05/2018		23,600	23,487
2.966% due 01/15/2019		7,900	7,837
Electricite de France S.A.
2.321% due 11/05/2018		15,000	14,961
2.412% due 10/03/2018		145,000	144,952
2.589% due 01/30/2019		30,000	29,726
Energy Transfer Partners
2.842% due 10/02/2018		32,200	32,190
2.842% due 10/03/2018		40,000	39,985
2.890% due 10/01/2018		40,000	39,991
ENI Finance USA, Inc.
2.359% due 10/09/2018		22,600	22,583
Entergy Corp.
2.433% due 10/25/2018		15,000	14,971
2.443% due 10/02/2018		4,750	4,749
Enterprise Products Operating LLC
2.307% due 10/02/2018		7,000	6,998
2.408% due 10/17/2018		3,500	3,495
2.408% due 10/18/2018		55,000	54,925
Erste Abwicklungsanstalt
2.504% due 03/04/2019		50,000	49,457
European Investment Bank
2.376% due 01/02/2019		100,000	99,383
2.376% due 01/07/2019		100,000	99,346
Export-Import Bank of Korea
2.312% due 12/14/2018		74,000	73,637
2.371% due 01/03/2019		85,000	84,469
2.371% due 01/07/2019		9,000	8,941
Ford Motor Credit Co.
2.067% due 10/04/2018		8,100	8,096
2.900% due 02/19/2019		20,400	20,158
3.000% due 01/03/2019		9,000	8,931
3.005% due 01/04/2019		5,433	5,391
3.054% due 02/20/2019		3,900	3,853
3.241% due 04/08/2019		10,000	9,832
Hitachi Capital America Corp.
2.438% due 10/18/2018		11,350	11,335
HSBC Holdings PLC
1.749% due 10/17/2018	CAD	4,500	3,480
Hyundai Capital America
2.307% due 10/02/2018		$50,000	49,987
2.443% due 10/04/2018		17,150	17,143
Kells Funding LLC
2.306% due 12/10/2018		100,000	99,516
2.398% due 01/07/2019		71,300	70,826
2.413% due 01/10/2019		50,000	49,657
2.414% due 01/15/2019		250,000	248,189
Keurig Dr Pepper
2.369% due 10/02/2018		15,000	14,996
Kraft Food Group, Inc.
2.429% due 10/01/2018		2,000	2,000
Marriott International
2.504% due 11/07/2018		16,600	16,555
2.557% due 10/23/2018		12,150	12,129
2.610% due 10/24/2018		13,550	13,526
Mondelez International, Inc.
2.525% due 11/21/2018		20,000	19,926
NiSource, Inc.
2.357% due 10/03/2018		9,250	9,247
2.389% due 10/10/2018		10,000	9,992

174	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Qualcomm, Inc.
2.394% due 11/06/2018		$20,000	$19,950
Reckitt Benckister Treasury
2.520% due 12/05/2018		8,000	7,966
2.660% due 02/06/2019		5,000	4,956
Royal Bank of Canada
1.714% due 10/18/2018	CAD	6,100	4,717
Royal Caribbean Cruise
2.693% due 10/05/2018		$9,000	8,996
2.694% due 10/02/2018		15,600	15,596
2.703% due 10/18/2018		22,400	22,370
2.775% due 10/26/2018		9,650	9,632
Schlumberger Holdings
2.441% due 10/05/2018		4,950	4,948
Spectra Energy Partners LP
2.489% due 10/19/2018		5,000	4,993
Thomson Reuters Corp.
2.449% due 10/01/2018		22,300	22,296
2.461% due 10/05/2018		16,800	16,792
Toronto-Dominion Bank
1.676% due 10/24/2018	CAD	9,200	7,112
1.678% due 10/22/2018		18,800	14,535

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VW CR, Inc.
2.309% due 10/12/2018		$22,000	21,979
2.879% due 12/10/2018		115,000	114,407
Walgreens Boots
2.485% due 10/01/2018		14,900	14,897

			2,085,903

REPURCHASE AGREEMENTS (e) 0.0%
			3,229

SHORT-TERM NOTES 0.1%
Harris Corp.
2.786% (US0003M + 0.475%) due 02/27/2019 ~		13,530	13,537

JAPAN TREASURY BILLS 7.7%
(0.155)% due 10/09/2018 - 10/22/2018 †(b)(c)	JPY	158,710,000	1,397,412

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
2.058% due 10/18/2018 - 11/08/2018 †(b)(c)(h)(j)	$8,307	$8,290

Total Short-Term Instruments (Cost $3,611,171)		3,575,713

Total Investments in Securities (Cost $18,866,001)		18,800,492

Total Investments 102.9% (Cost $18,866,001)		$18,800,492

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $0)		38,126

Other Assets and Liabilities, net (3.1)%		(571,001)

Net Assets 100.0%		$18,267,617

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Short Asset Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750	% †	09/28/2018	10/01/2018	$1,869	U.S. Treasury Notes 1.250% due 07/31/2023	$(1,388)	$1,869	$1,869
FICC	1.750		09/28/2018	10/01/2018	1,360	U.S. Treasury Notes 2.750% due 07/31/2023	(1,911)	1,360	1,360

Total Repurchase Agreements							$(3,299)	$3,229	$3,229

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	09/11/2018	TBD	(3)	$(934)	$(934)

Total Reverse Repurchase Agreements						$(934)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
NOM	2.450%	09/27/2018	10/04/2018	$(18,613)	$(18,618)

Total Sale-Buyback Transactions					$(18,618)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	175

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.0)%
Fannie Mae, TBA	3.500%	10/01/2048	$56,580	$(56,039)	$(55,681)
Fannie Mae, TBA	3.500	11/01/2048	178,420	(176,183)	(175,396)
Freddie Mac, TBA	3.500	10/01/2048	130,000	(128,822)	(127,959)

Total Short Sales (2.0)%				$(361,044)	$(359,036)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
PIMCO Short Asset Portfolio
Global/Master Repurchase Agreement
BCY	$0	$(934)	$0	$(934)	$990	$56
FICC	1,360	0	0	1,360	(1,911)	(551)

Master Securities Forward Transaction Agreement
NOM	0	0	(18,618)	(18,622)	18,540	(82)

PIMCO Short Asset Portfolio Subsidiary LLC (Subsidiary)
Global/Master Repurchase Agreement
FICC	1,869	0	0	1,869	(1,388)	481

Total Borrowings and Other Financing Transactions	$3,229	$(934)	$(18,618)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(934)	$(934)

Total	$0	$0	$0	$(934)	$(934)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(18,618)	0	0	(18,618)

Total	$0	$(18,618)	$0	$0	$(18,618)

Total Borrowings	$0	$(18,618)	$0	$(934)	$(19,552)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(19,552)

(f)	Securities with an aggregate market value of $19,531 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(10,766) at a weighted average interest rate of 1.939%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

176	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2018	22,151	$	(2,491,468)	$18,008	$0	$(1,211)
U.S. Treasury 10-Year Note December Futures	12/2018	414		(49,175)	494	0	(13)

Total Futures Contracts					$18,502	$0	$(1,224)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared(1)(2)	$0	$0	$0	$0	$0	$(1,224)	$0	$(1,224)

(h)

Securities with an aggregate market value of $2,225 and cash of $17,027 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(2)	The Subsidiary did not have Exchange-Traded or Centrally Cleared financial derivative instruments as of period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2018	†	JPY	25,000,000		$227,251	$6,824	$0
BPS	10/2018	†		47,130,000		428,571	13,408	0
CBK	10/2018		CAD	82,300		63,673	3	(36)
	10/2018	†	JPY	62,670,000		561,440	9,298	0
	11/2018		EUR	62,263		71,921	0	(634)
	11/2018	†	JPY	17,800		162	5	0
	11/2018	†		$94,011	JPY	10,590,000	0	(564)
HUS	10/2018		CAD	24,100		$18,563	0	(96)
	10/2018			$41,882	CAD	54,300	144	0
	11/2018		CAD	54,300		$41,909	0	(145)
	11/2018			$42,066	CAD	55,142	650	0
MYI	10/2018	†	JPY	34,500,000		$313,550	9,359	0
	11/2018		AUD	11,145		8,145	90	0
RBC	11/2018			$4,136	AUD	5,667	0	(40)
SCX	11/2018	†	JPY	10,685,571		$97,407	3,028	0
SSB	10/2018	†		$95,428	JPY	10,590,000	0	(2,190)
	11/2018		AUD	8,398		$6,317	247	0
	12/2018			$230	MYR	950	0	(1)

Total Forward Foreign Currency Contracts							$43,056	$(3,706)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	177

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
PIMCO Short Asset Portfolio
CBK	$3	$0	$0	$3	$(670)	$0	$0	$(670)	$(667)	$379	$(288)
HUS	794	0	0	794	(241)	0	0	(241)	553	(430)	123
MYI	90	0	0	90	0	0	0	0	90	0	90
RBC	0	0	0	0	(40)	0	0	(40)	(40)	0	(40)
SSB	247	0	0	247	(1)	0	0	(1)	246	(240)	6

PIMCO Short Asset Portfolio Subsidiary LLC (Subsidiary)
BOA	6,824	0	0	6,824	0	0	0	0	6,824	(6,500)	324
BPS	13,408	0	0	13,408	0	0	0	0	13,408	(10,600)	2,808
CBK	9,303	0	0	9,303	(564)	0	0	(564)	8,739	(7,344)	1,395
MYI	9,359	0	0	9,359	0	0	0	0	9,359	(7,280)	2,079
SCX	3,028	0	0	3,028	0	0	0	0	3,028	(2,750)	278
SSB	0	0	0	0	(2,190)	0	0	(2,190)	(2,190)	2,036	(154)

Total Over the Counter	$43,056	$0	$0	$43,056	$(3,706)	$0	$0	$(3,706)

(j)

Securities with an aggregate market value of $2,415 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$43,056	$0	$43,056

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,224	$1,224

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,706	$0	$3,706

	$0	$0	$0	$3,706	$1,224	$4,930

178	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,930	$3,930

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$51,777	$0	$51,777

	$0	$0	$0	$51,777	$3,930	$55,707

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$23,150	$23,150

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$70,461	$0	$70,461

	$0	$0	$0	$70,461	$23,150	$93,611

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,668,062	$0	$5,668,062
Industrials	0	2,961,286	0	2,961,286
Utilities	0	879,202	0	879,202
Municipal Bonds & Notes
Mississippi	0	11,733	0	11,733
Pennsylvania	0	1,760	0	1,760
U.S. Government Agencies	0	1,701,274	0	1,701,274
U.S. Treasury Obligations	0	643,432	0	643,432
Non-Agency Mortgage-Backed Securities	0	406,312	0	406,312
Asset-Backed Securities	0	1,972,432	7,449	1,979,881
Sovereign Issues	0	971,837	0	971,837
Short-Term Instruments
Certificates of Deposit	0	67,342	0	67,342
Commercial Paper	0	2,085,903	0	2,085,903
Repurchase Agreements	0	3,229	0	3,229
Short-Term Notes	0	13,537	0	13,537
Japan Treasury Bills	0	1,397,412	0	1,397,412
U.S. Treasury Bills	0	8,290	0	8,290

Total Investments	$0	$18,793,043	$7,449	$18,800,492

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(359,036)	$0	$(359,036)

Financial Derivative Instruments - Assets
Over the counter	$0	$43,056	$0	$43,056

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,224)	0	0	(1,224)
Over the counter	0	(3,706)	0	(3,706)

	$(1,224)	$(3,706)	$0	$(4,930)

Total Financial Derivative Instruments	$(1,224)	$39,350	$0	$38,126

Totals	$(1,224)	$18,473,357	$7,449	$18,479,582

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	179

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.9%

CORPORATE BONDS & NOTES 24.8%

BANKING & FINANCE 19.8%
ABN AMRO Bank NV
1.800% due 09/20/2019		$5,000	$4,941
2.100% due 01/18/2019		63,685	63,632
2.500% due 10/30/2018		40,875	40,925
2.973% (US0003M + 0.640%) due 01/18/2019 ~		39,672	39,755
AerCap Ireland Capital DAC
3.750% due 05/15/2019		50,339	50,545
Air Lease Corp.
3.375% due 01/15/2019		5,005	5,011
American Express Credit Corp.
1.875% due 11/05/2018		17,300	17,297
1.875% due 05/03/2019		16,000	15,926
2.125% due 03/18/2019		6,500	6,486
2.678% (US0003M + 0.330%) due 05/03/2019 ~		20,500	20,529
American Honda Finance Corp.
1.500% due 11/19/2018		10,900	10,885
2.497% (US0003M + 0.150%) due 01/22/2019 ~		25,250	25,263
3.135% (US0003M + 0.825%) due 02/22/2019 ~		2,770	2,780
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		25,000	24,963
Asian Development Bank
2.341% (US0003M + 0.010%) due 07/10/2019 ~		70,000	69,997
Athene Global Funding
2.875% due 10/23/2018		7,443	7,444
Bank of America Corp.
2.600% due 01/15/2019		17,980	17,978
Bank of America N.A.
2.050% due 12/07/2018		6,000	5,996
Bank of Montreal
2.375% due 01/25/2019		5,949	5,945
Bank of Nova Scotia
1.950% due 01/15/2019		1,345	1,343
2.050% due 10/30/2018		18,715	18,711
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019		5,000	4,972
2.750% due 01/22/2019		5,000	5,001
BMW U.S. Capital LLC
2.744% due 09/13/2019		7,000	7,022
BNG Bank NV
1.500% due 02/15/2019		21,000	20,924
2.439% due 07/14/2020 •		3,900	3,905
BNZ International Funding Ltd.
2.350% due 03/04/2019		13,971	13,950
BRFkredit A/S
1.000% due 10/01/2018	DKK	179,500	27,957
Caterpillar Financial Services Corp.
2.494% (US0003M + 0.180%) due 05/15/2020 ~		$400	401
2.503% (US0003M + 0.180%) due 12/06/2018 ~		2,700	2,701
2.646% (US0003M + 0.280%) due 03/22/2019 ~		990	991
Citibank N.A.
2.000% due 03/20/2019		3,450	3,441
2.597% (US0003M + 0.260%) due 09/18/2019 ~		5,000	5,009
2.678% (US0003M + 0.340%) due 03/20/2019 ~		58,900	58,976
Citigroup, Inc.
2.500% due 07/29/2019		1,861	1,857
3.177% (US0003M + 0.860%) due 12/07/2018 ~		2,400	2,403
3.216% (BBSW3M + 1.250%) due 08/07/2019 ~	AUD	3,000	2,179
3.247% (US0003M + 0.930%) due 06/07/2019 ~		$27,043	27,190

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commonwealth Bank of Australia
1.875% due 12/11/2018	$14,000	$13,986
Cooperatieve Rabobank UA
2.250% due 01/14/2019	19,124	19,108
DBS Group Holdings Ltd.
2.839% (US0003M + 0.500%) due 07/16/2019 ~	47,400	47,447
Discover Bank
2.600% due 11/13/2018	2,300	2,300
Erste Abwicklungsanstalt
1.375% due 10/30/2019	13,000	12,788
FMS Wertmanagement
1.000% due 08/16/2019	14,795	14,573
1.500% due 08/09/2019	10,000	9,896
Ford Motor Credit Co. LLC
3.164% (US0003M + 0.830%) due 03/12/2019 ~	6,914	6,921
3.919% (US0003M + 1.580%) due 01/08/2019 ~	3,631	3,643
General Motors Financial Co., Inc.
2.400% due 05/09/2019	3,066	3,058
3.100% due 01/15/2019	12,583	12,594
3.500% due 07/10/2019	33,984	34,137
3.899% (US0003M + 1.560%) due 01/15/2020 ~	10,000	10,132
Goldman Sachs Group, Inc.
1.950% due 07/23/2019	1,700	1,688
3.414% (US0003M + 1.100%) due 11/15/2018 ~	53,784	53,851
HSBC USA, Inc.
2.250% due 06/23/2019	15,237	15,188
2.948% (US0003M + 0.610%) due 11/13/2019 ~	25,000	25,127
ING Bank NV
2.000% due 11/26/2018	2,500	2,498
3.496% (US0003M + 1.130%) due 03/22/2019 ~	4,200	4,221
Inter-American Development Bank
2.379% (US0003M + 0.040%) due 01/15/2019 ~	7,100	7,100
International Lease Finance Corp.
5.875% due 04/01/2019	3,000	3,042
6.250% due 05/15/2019	8,377	8,541
Jackson National Life Global Funding
2.200% due 01/30/2020	2,800	2,767
2.300% due 04/16/2019	26,575	26,516
2.631% (US0003M + 0.250%) due 12/27/2018 ~	12,200	12,206
JPMorgan Chase & Co.
2.250% due 01/23/2020	5,000	4,950
3.302% (US0003M + 0.955%) due 01/23/2020 ~	5,200	5,257
JPMorgan Chase Bank N.A.
1.650% due 09/23/2019	5,554	5,492
Kreditanstalt fuer Wiederaufbau
1.500% due 09/09/2019	19,000	18,795
Landwirtschaftliche Rentenbank
1.375% due 10/23/2019	6,000	5,917
1.750% due 04/15/2019	3,761	3,743
Macquarie Bank Ltd.
2.600% due 06/24/2019	1,500	1,496
Macquarie Group Ltd.
3.000% due 12/03/2018	30,992	31,016
Metropolitan Life Global Funding
1.950% due 12/03/2018	6,800	6,793
2.300% due 04/10/2019	40,375	40,299
2.559% (US0003M + 0.220%) due 09/19/2019 ~	11,500	11,512
2.730% (SOFRRATE + 0.570%) due 09/07/2020 ~	21,500	21,546
2.769% (US0003M + 0.430%) due 12/19/2018 ~	9,220	9,228
Mizuho Bank Ltd.
2.150% due 10/20/2018	700	700
3.538% (US0003M + 1.190%) due 10/20/2018 ~	26,544	26,559

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley
2.375% due 07/23/2019	$15,694	$15,633
3.087% (US0003M + 0.740%) due 07/23/2019 ~	720	724
7.300% due 05/13/2019	20,000	20,536
MUFG Union Bank N.A.
2.250% due 05/06/2019	250	249
Nasdaq, Inc.
2.756% (US0003M + 0.390%) due 03/22/2019 ~	22,200	22,224
National Bank of Canada
2.936% (US0003M + 0.600%) due 01/17/2020 ~	3,000	3,017
3.172% (US0003M + 0.840%) due 12/14/2018 ~	10,000	10,017
Nederlandse Waterschapsbank NV
1.500% due 01/23/2019	14,400	14,357
2.342% (US0003M + 0.030%) due 02/24/2020 ~	73,000	73,015
2.353% (US0003M + 0.010%) due 02/08/2019 ~	110,000	110,011
2.354% (US0003M + 0.020%) due 03/15/2019 ~	179,500	179,523
2.361% (US0003M + 0.020%) due 08/09/2019 ~	375,700	375,711
New York Life Global Funding
1.550% due 11/02/2018	8,000	7,994
2.447% (US0003M + 0.100%) due 01/21/2020 ~	39,000	39,046
2.609% (US0003M + 0.270%) due 04/09/2020 ~	3,000	3,011
2.732% (US0003M + 0.390%) due 10/24/2019 ~	4,500	4,516
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	15,990	15,940
3.337% due 03/08/2019 •	49,915	50,098
Nordea Bank AB
1.625% due 09/30/2019	17,000	16,774
NRW Bank
2.391% (US0003M + 0.010%) due 12/27/2018 ~	167,000	167,012
2.391% (US0003M + 0.070%) due 03/01/2019 ~(c)	15,000	14,997
2.392% (US0003M + 0.060%) due 06/14/2019 ~	114,500	114,555
2.457% (US0003M + 0.110%) due 01/22/2019 ~	9,600	9,605
2.508% (US0003M + 0.170%) due 02/11/2019 ~	45,000	45,033
2.757% (US0003M + 0.430%) due 03/08/2019 ~	79,100	79,253
Oesterreichische Kontrollbank AG
2.334% (US0003M + 0.020%) due 05/15/2019 ~	67,800	67,807
2.501% (US0003M + 0.160%) due 11/04/2019 ~	18,000	18,036
Principal Life Global Funding
2.250% due 10/15/2018	4,400	4,400
Protective Life Global Funding
1.722% due 04/15/2019	1,000	995
Reliance Standard Life Global Funding
2.150% due 10/15/2018	1,000	1,000
Royal Bank of Canada
2.000% due 10/01/2018	97,026	97,026
Santander UK PLC
2.350% due 09/10/2019	36,036	35,842
2.500% due 03/14/2019	3,000	2,999
3.812% (US0003M + 1.480%) due 03/14/2019 ~	3,493	3,515
Skandinaviska Enskilda Banken AB
2.375% due 11/20/2018	6,600	6,599
Societe Generale S.A.
2.625% due 10/01/2018	32,892	32,892
Sumitomo Mitsui Banking Corp.
1.762% due 10/19/2018	5,750	5,748
1.966% due 01/11/2019	28,800	28,749

180	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.050% due 01/18/2019		$10,250	$10,233
2.250% due 07/11/2019		7,700	7,667
2.450% due 01/10/2019		19,150	19,143
2.643% (US0003M + 0.310%) due 10/18/2019 ~		29,200	29,244
2.873% (US0003M + 0.540%) due 01/11/2019 ~		4,800	4,806
Sumitomo Mitsui Trust Bank Ltd.
2.833% (US0003M + 0.510%) due 03/06/2019 ~		27,600	27,641
Swedbank AB
2.375% due 02/27/2019		8,000	7,993
Toronto-Dominion Bank
1.950% due 01/22/2019		13,729	13,705
Toyota Motor Credit Corp.
1.700% due 01/09/2019		15,650	15,617
2.200% due 01/10/2020		10,300	10,210
2.431% (US0003M + 0.100%) due 01/10/2020 ~		19,100	19,127
2.596% (US0003M + 0.260%) due 04/17/2020 ~		5,900	5,911
2.599% due 01/09/2019 •		6,000	6,004
2.722% (US0003M + 0.400%) due 05/20/2019 ~		310	311
2.726% (US0003M + 0.390%) due 01/17/2019 ~		10,500	10,512
UBS AG
2.631% (US0003M + 0.320%) due 05/28/2019 ~		36,000	36,061
2.637% due 12/07/2018 •		29,900	29,914
2.959% (US0003M + 0.640%) due 08/14/2019 ~		40,800	40,989
Wells Fargo & Co.
2.125% due 04/22/2019		23,200	23,128
2.807% (US0003M + 0.460%) due 04/22/2019 ~		500	501
Wells Fargo Bank N.A.
2.811% (US0003M + 0.500%) due 11/28/2018 ~		53,800	53,841
2.912% (US0003M + 0.600%) due 05/24/2019 ~		18,935	18,998
2.973% (US0003M + 0.650%) due 12/06/2019 ~		10,484	10,547

			3,292,424

INDUSTRIALS 4.5%
AbbVie, Inc.
2.000% due 11/06/2018		9,773	9,769
Amgen, Inc.
2.200% due 05/22/2019		17,300	17,240
Bayer U.S. Finance LLC
2.125% due 07/15/2019		10,000	9,927
BP AMI Leasing, Inc.
5.523% due 05/08/2019		5,735	5,828
Caltex Australia Ltd.
7.250% due 11/23/2018	AUD	1,500	1,091
Chevron Corp.
2.724% (US0003M + 0.410%) due 11/15/2019 ~		$2,500	2,513
Cisco Systems, Inc.
2.821% (US0003M + 0.500%) due 03/01/2019 ~		200	200
Daimler Finance North America LLC
1.500% due 07/05/2019		9,370	9,279
1.750% due 10/30/2019		3,000	2,957
2.250% due 07/31/2019		1,300	1,293
2.250% due 09/03/2019		2,955	2,937
2.591% (US0003M + 0.250%) due 11/05/2018 ~		6,400	6,402
3.077% (US0003M + 0.740%) due 07/05/2019 ~		22,800	22,909
Dell International LLC
3.480% due 06/01/2019		117,538	117,854
Discovery Communications LLC
2.200% due 09/20/2019		19,187	19,041

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Equinor ASA
2.803% (US0003M + 0.460%) due 11/08/2018 ~		$41,686	$41,704
ERAC USA Finance LLC
2.800% due 11/01/2018		2,412	2,412
General Motors Co.
3.500% due 10/02/2018		39,184	39,184
Gilead Sciences, Inc.
2.558% (US0003M + 0.220%) due 03/20/2019 ~		5,400	5,404
2.588% (US0003M + 0.250%) due 09/20/2019 ~		5,000	5,007
Halfmoon Parent, Inc.
2.684% (US0003M + 0.350%) due 03/17/2020 ~		155,600	155,733
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018		42,693	42,695
4.267% (US0003M + 1.930%) due 10/05/2018 ~		49,505	49,513
Hyundai Capital America
2.500% due 03/18/2019		1,600	1,597
Medtronic Global Holdings S.C.A.
1.700% due 03/28/2019		2,919	2,906
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019		6,980	6,883
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019		4,800	4,779
NetApp, Inc.
2.000% due 09/27/2019		17,001	16,853
Schlumberger Holdings Corp.
2.350% due 12/21/2018		58,000	57,977
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		47,500	47,003
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		10,820	11,060
Volkswagen International Finance NV
2.125% due 11/20/2018		8,646	8,643
Warner Media LLC
2.100% due 06/01/2019		12,188	12,127

			740,720

UTILITIES 0.5%
AT&T, Inc.
2.300% due 03/11/2019		5,293	5,285
5.800% due 02/15/2019		1,400	1,417
5.875% due 10/01/2019		5,000	5,143
BP Capital Markets PLC
1.676% due 05/03/2019		4,800	4,773
2.881% (US0003M + 0.540%) due 05/10/2019 ~		13,488	13,529
4.750% due 11/15/2018	AUD	11,000	7,971
British Telecommunications PLC
2.350% due 02/14/2019		$28,715	28,667
Electricite de France S.A.
2.150% due 01/22/2019		7,855	7,842
Orange S.A.
2.750% due 02/06/2019		2,322	2,323
Shell International Finance BV
2.921% (US0003M + 0.580%) due 11/10/2018 ~		1,412	1,413

			78,363

Total Corporate Bonds & Notes (Cost $4,109,916)			4,111,507

U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
3.500% due 05/01/2047 - 10/01/2048		653,301	643,464
Federal Farm Credit Bank
2.050% due 07/20/2020 •		24,400	24,385
2.242% due 12/05/2018 •		12,000	12,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Home Loan Bank
2.151% due 05/28/2019 •	$12,500	$12,507
2.161% due 06/05/2019 •	15,000	15,009
2.180% due 07/05/2019 •	2,765	2,765
Freddie Mac
3.000% due 01/01/2047 - 07/01/2048	461,790	442,323
3.500% due 04/01/2042 - 10/01/2048	500,000	492,609

Total U.S. Government Agencies (Cost $1,655,915)		1,645,064

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Notes
1.125% due 01/31/2019 (e)(g)	65,000	64,746
1.500% due 01/31/2019	350,000	349,061
1.500% due 02/28/2019	320,000	318,862

Total U.S. Treasury Obligations (Cost $733,745)		732,669

ASSET-BACKED SECURITIES 0.5%
Ally Auto Receivables Trust
2.300% due 05/15/2019	13,223	13,223
2.397% due 07/15/2019	16,454	16,453
Dell Equipment Finance Trust
2.450% due 06/24/2019	16,103	16,104
Enterprise Fleet Financing LLC
2.550% due 08/20/2019	6,312	6,313
Hyundai Auto Lease Securitization Trust
1.950% due 03/15/2019	179	179
2.371% due 06/17/2019	12,280	12,279
Mercedes-Benz Auto Receivables Trust
2.350% due 08/15/2019	10,337	10,337
World Omni Auto Receivables Trust
2.250% due 04/15/2019	6,006	6,006

Total Asset-Backed Securities (Cost $80,894)		80,894

SOVEREIGN ISSUES 7.1%
Agence Francaise de Developpement
2.553% (US0003M + 0.200%) due 09/21/2019 ~	116,000	116,711
Caisse des Depots et Consignations
2.536% (US0003M + 0.200%) due 01/17/2019 ~	14,000	14,007
Development Bank of Japan, Inc.
2.579% (US0003M + 0.240%) due 01/28/2020 ~	1,000	1,002
Export Development Canada
1.000% due 09/13/2019	25,500	25,082
2.261% (US0003M - 0.050%) due 02/28/2019 ~	164,900	164,876
2.282% (US0003M - 0.040%) due 11/19/2019 ~	54,000	54,015
2.293% (US0003M—0.040%) due 10/18/2019 ~	82,800	82,793
2.302% (US0003M—0.040%) due 07/19/2019 ~	75,000	74,997
2.348% (US0003M + 0.010%) due 08/13/2019 ~	18,700	18,702
Export-Import Bank of Korea
3.022% (US0003M + 0.700%) due 02/18/2019 ~	20,000	20,011
Japan Bank for International Cooperation
1.750% due 11/13/2018	164,291	164,139
2.125% due 02/07/2019	5,000	4,992
2.882% (US0003M + 0.570%) due 02/24/2020 ~	16,850	16,959
Japan Finance Organization for Municipalities
2.125% due 03/06/2019	4,900	4,885
Japan International Cooperation Agency
1.875% due 11/13/2019	16,300	16,080

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	181

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kommunalbanken A/S
2.404% (US0003M + 0.070%) due 03/17/2020 ~		$42,000	$42,054
2.479% (US0003M + 0.130%) due 05/02/2019 ~		4,200	4,203
Kommuninvest Sverige AB
2.351% (US0003M + 0.030%) due 12/03/2018 ~		1,200	1,200
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		16,660	16,656
Korea National Oil Corp.
2.750% due 01/23/2019		14,350	14,343
Municipality Finance PLC
2.513% (US0003M + 0.170%) due 02/07/2020 ~		8,600	8,621
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV
2.608% (US0003M + 0.260%) due 01/20/2020 ~		2,000	2,007
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
2.653% (US0003M + 0.320%) due 04/18/2019 ~		11,000	11,021
Province of Ontario
1.625% due 01/18/2019		38,550	38,445
2.000% due 01/30/2019		17,800	17,769
4.000% due 10/07/2019		8,000	8,090
Province of Quebec
2.627% (US0003M + 0.280%) due 07/21/2019 ~		126,395	126,640
State of North Rhine-Westphalia
2.360% (US0003M + 0.050%) due 05/22/2019 ~		2,000	2,000
2.365% (US0003M + 0.050%) due 08/16/2019 ~		101,000	101,008
Sweden Government International Bond
1.000% due 10/05/2018		15,000	14,999

Total Sovereign Issues (Cost $1,188,046)			1,188,307

SHORT-TERM INSTRUMENTS 44.2%

CERTIFICATES OF DEPOSIT 0.4%
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.693% due 11/01/2019		36,000	36,063
National Bank of Canada
2.563% due 04/18/2019		15,000	15,011
Wells Fargo Bank N.A.
2.548% due 10/05/2018		20,500	20,501

			71,575

COMMERCIAL PAPER 14.7%
American Electric Power, Inc.
2.314% due 10/02/2018		33,200	33,191
AT&T, Inc.
3.133% due 05/28/2019		34,700	34,038
3.134% due 05/28/2019		136,100	133,504
AutoNation, Inc.
2.739% due 10/04/2018		23,225	23,215
Bank of Montreal
1.684% due 10/04/2018	CAD	25,600	19,808
1.705% due 10/15/2018		12,600	9,744
1.715% due 10/01/2018		84,200	65,159
1.723% due 10/04/2018		68,400	52,925

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of Nova Scotia
1.701% due 10/09/2018	CAD	56,200	$43,475
1.705% due 10/10/2018		78,700	60,878
1.719% due 10/01/2018		8,700	6,733
Boston Scientific Corp.
2.489% due 10/02/2018		$3,300	3,299
C.I.B.C.
1.697% due 10/16/2018	CAD	10,000	7,733
1.705% due 10/04/2018		14,100	10,910
1.710% due 10/04/2018		23,500	18,183
Dominion Resources
2.316% due 10/02/2018		$14,400	14,396
Electricite de France S.A.
2.321% due 11/05/2018		104,400	104,130
2.412% due 10/03/2018		35,000	34,988
Energy Transfer Partners
2.842% due 10/03/2018		30,700	30,689
Entergy Corp.
2.443% due 10/31/2018		12,950	12,919
Enterprise Products Operating LLC
2.408% due 10/17/2018		3,500	3,495
2.408% due 10/18/2018		45,000	44,939
Erste Abwicklungsanstalt
2.504% due 03/04/2019		39,400	38,972
2.505% due 03/05/2019		61,500	60,828
European Investment Bank
2.376% due 01/02/2019		198,000	196,778
Export-Import Bank of Korea
2.371% due 01/03/2019		23,000	22,856
2.413% due 01/10/2019		4,600	4,569
Ford Motor Credit Co.
2.468% due 11/02/2018		30,000	29,920
3.000% due 01/03/2019		12,000	11,908
3.007% due 02/01/2019		23,170	22,934
3.241% due 04/08/2019		9,181	9,027
General Motors Financial Co., Inc.
2.436% due 10/03/2018		10,000	9,996
2.648% due 10/01/2018		6,000	5,999
HSBC Holdings PLC
1.736% due 10/19/2018	CAD	17,000	13,145
1.746% due 10/04/2018		45,700	35,361
1.746% due 10/15/2018		40,700	31,476
1.749% due 10/04/2018		15,200	11,761
1.749% due 10/09/2018		46,500	35,971
1.752% due 10/05/2018		7,200	5,571
Hyundai Capital America
2.307% due 10/02/2018		$31,200	31,192
2.525% due 11/05/2018		600	598
2.525% due 11/06/2018		6,100	6,084
2.525% due 11/07/2018		19,200	19,148
Kells Funding LLC
2.398% due 01/07/2019		25,200	25,033
2.398% due 01/08/2019		70,000	69,530
2.398% due 01/11/2019		118,000	117,181
2.413% due 01/10/2019		190,000	188,695
2.414% due 01/16/2019		250,000	248,170
Mondelez International, Inc.
2.307% due 10/05/2018		35,400	35,384
2.525% due 11/21/2018		6,100	6,077
NiSource, Inc.
2.389% due 10/10/2018		6,400	6,395
2.389% due 10/16/2018		5,000	4,994
Rockwell Collins, Inc.
2.405% due 10/05/2018		96,200	96,155
2.537% due 10/10/2018		21,592	21,575

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rogers Communications
2.347% due 10/16/2018		$31,000	$30,962
Royal Bank of Canada
1.684% due 10/22/2018	CAD	5,900	4,561
1.694% due 10/25/2018		12,800	9,894
1.697% due 10/09/2018		11,700	9,051
1.705% due 10/04/2018		15,200	11,761
1.714% due 10/10/2018		14,300	11,062
1.723% due 10/04/2018		16,100	12,457
Schlumberger Holdings
2.337% due 10/01/2018		$17,500	17,496
Toronto-Dominion Bank
1.690% due 10/12/2018	CAD	18,200	14,077
1.692% due 10/15/2018		15,000	11,600
1.702% due 10/09/2018		15,600	12,068
1.705% due 10/01/2018		26,100	20,198
1.710% due 10/01/2018		4,700	3,637
UDR, Inc.
2.540% due 10/29/2018		$5,000	4,989
VW CR, Inc.
2.879% due 12/10/2018		57,750	57,452
WEC Energy Group, Inc.
2.387% due 10/02/2018		8,450	8,448
2.387% due 10/03/2018		9,000	8,997

			2,440,344

REPURCHASE AGREEMENTS (d) 9.9%
			1,643,847

SHORT-TERM NOTES 0.3%
Ford Credit Auto Owner Trust
2.356% due 05/15/2019		4,770	4,770
GM Financial Automobile Leasing Trust
2.373% due 06/20/2019		31,067	31,064
Pacific Gas & Electric Co.
2.541% (US0003M + 0.230%) due 11/28/2018 ~		10,000	9,992

			45,826

JAPAN TREASURY BILLS 18.9%
(0.156)% due 10/01/2018 - 10/22/2018 (a)(b)	JPY	356,690,000	3,140,575

U.S. TREASURY BILLS 0.0%
2.101% due 11/08/2018 - 12/06/2018 (a)(b)		$235	234

Total Short-Term Instruments (Cost $7,402,057)			7,342,401

Total Investments in Securities (Cost $15,170,573)			15,100,842

Total Investments 90.9% (Cost $15,170,573)			$15,100,842

Financial Derivative Instruments (f) 0.4% (Cost or Premiums, net $0)			69,456

Other Assets and Liabilities, net 8.7%			1,436,961

Net Assets 100.0%			$16,607,259

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Short Asset Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

182	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

(c)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NRW Bank (US0003M + 0.070%)	2.391%	03/01/2019	06/20/2018	$ 15,004	$14,997	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	2.340%	09/28/2018	10/01/2018	$392,600	U.S. Treasury Bonds 1.125% - 2.875% due 08/31/2021 - 05/15/2043	$(399,103)	$392,600	$392,677
BOS	2.340	09/28/2018	10/01/2018	1,500	U.S. Treasury Bonds 2.875% due 11/15/2046	(1,544)	1,500	1,500
BPS	2.330	09/28/2018	10/01/2018	3,600	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(3,671)	3,600	3,601
	2.340	09/28/2018	10/01/2018	16,200	U.S. Treasury Notes 2.000% due 08/15/2025	(16,551)	16,200	16,203
BSN	2.330	09/28/2018	10/01/2018	300	U.S. Treasury Notes 2.750% due 05/31/2023	(306)	300	300
DEU	2.340	09/28/2018	10/01/2018	1,100	U.S. Treasury Bonds 3.375% due 05/15/2044	(1,134)	1,100	1,100
FICC	1.750	09/28/2018	10/01/2018	22,036	U.S. Treasury Notes 2.750% due 07/31/2023	(22,478)	22,036	22,039
FICC†	1.750	09/28/2018	10/01/2018	511	U.S. Treasury Notes 2.750% due 07/31/2023	(522)	511	511
IND	2.340	09/28/2018	10/01/2018	200,000	U.S. Treasury Notes 2.500% due 05/15/2024	(203,873)	200,000	200,039
JPS	2.290	10/01/2018	10/02/2018	17,400	U.S. Treasury Notes 1.875% due 02/28/2022	(17,771)	17,400	17,400
MBC	2.340	09/26/2018	10/03/2018	250,000	U.S. Treasury Inflation Protected Securities 2.125% due 01/15/2019	(258,069)	250,000	250,081
	2.350	09/27/2018	10/04/2018	100,000	U.S. Treasury Notes 1.500% - 2.375% due 03/31/2019 - 12/31/2020	(103,185)	100,000	100,026
MFK	2.340	09/28/2018	10/01/2018	39,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(39,589)	39,000	39,008
NXN	2.330	09/28/2018	10/01/2018	200,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(44,372)	200,000	200,039
					U.S. Treasury Notes 2.125% due 08/15/2021	(159,587)
RDR	2.340	09/28/2018	10/01/2018	313,000	U.S. Treasury Notes 1.250% - 2.625% due 01/31/2020 - 11/15/2025	(319,552)	313,000	313,061
SCX	2.330	09/28/2018	10/01/2018	68,000	U.S. Treasury Bonds 3.875% due 08/15/2040	(55,772)	68,000	68,013
					U.S. Treasury Notes 2.625% due 06/15/2021	(13,316)
SGY	2.330	09/28/2018	10/01/2018	18,600	U.S. Treasury Bonds 3.000% due 11/15/2045	(18,931)	18,600	18,604

Total Repurchase Agreements						$(1,679,326)	$1,643,847	$1,644,202

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.5)%
Fannie Mae, TBA	3.500%	10/01/2048	$10,000	$(9,929)	$(9,841)
Fannie Mae, TBA	3.500	11/01/2048	645,000	(636,993)	(634,069)
Freddie Mac, TBA	3.000	10/01/2048	463,500	(445,456)	(443,505)
Freddie Mac, TBA	3.500	10/01/2048	500,000	(495,391)	(492,148)
Ginnie Mae, TBA	3.000	10/01/2048	4,000	(3,897)	(3,874)

Total Short Sales (9.5)%				$(1,591,666)	$(1,583,437)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	183

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
PIMCO Short-Term Floating NAV Portfolio III
Global/Master Repurchase Agreement
AZD	$392,677	$0	$0	$392,677	$(399,103)	$(6,426)
BOS	1,500	0	0	1,500	(1,544)	(44)
BPS	19,804	0	0	19,804	(20,222)	(418)
BSN	300	0	0	300	(306)	(6)
DEU	1,100	0	0	1,100	(1,134)	(34)
FICC	22,039	0	0	22,039	(22,478)	(439)
IND	200,039	0	0	200,039	(203,873)	(3,834)
JPS	17,400	0	0	17,400	(17,771)	(371)
MBC	350,107	0	0	350,107	(357,408)	(7,301)
MFK	39,008	0	0	39,008	(39,589)	(581)
NXN	200,039	0	0	200,039	(203,959)	(3,920)
RDR	313,061	0	0	313,061	(319,552)	(6,491)
SCX	68,013	0	0	68,013	(69,088)	(1,075)
SGY	18,604	0	0	18,604	(18,931)	(327)

PIMCO Short-Term Floating NAV Portfolio III Subsidiary LLC (Subsidiary)
Global/Master Repurchase Agreement
FICC	511	0	0	511	(522)	(11)

Total Borrowings and Other Financing Transactions	$1,644,202	$0	$0

(e)	Securities with an aggregate market value of $3,846 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2018	DKK	181,295		$26,698	$0	$(1,535)
	10/2018	JPY	50,000,000		451,439	10,584	0
	11/2018	CZK	4,725		210	0	(3)
	08/2019	AUD	3,041		2,310	103	0
BPS	10/2018	JPY	900,000		8,184	256	0
	11/2018	AUD	648		471	2	0
BRC	10/2018	JPY	104,040,000		940,031	22,971	0
CBK	10/2018	CAD	18,700		14,466	3	(17)
	10/2018	JPY	125,780,000		1,132,214	23,816	0
	11/2018		$1,216	EUR	1,059	18	0
GLM	11/2018		3,019	CAD	3,945	37	0
HUS	10/2018	CAD	275,900		$210,903	0	(2,663)
IND	10/2018		82,200		62,547	0	(1,075)
JPM	10/2018	JPY	55,000,000		498,414	14,174	0
	10/2018		$758	JPY	85,600	0	(5)
	11/2018	JPY	85,600		$760	5	0
NAB	10/2018	CAD	98,100		74,553	0	(1,384)
RBC	10/2018		110,300		83,791	0	(1,574)
	11/2018		$1,173	AUD	1,607	0	(11)
SCX	10/2018	CAD	25,700		$19,851	15	(60)
SOG	10/2018		78,700		60,581	0	(340)

184	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2018 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
SSB	10/2018	CAD	20,300	$15,499	$0	$(214)
	10/2018	JPY	85,600	771	18	0
	11/2018	AUD	11,000	8,345	395	0
UAG	10/2018	JPY	20,970,000	190,611	5,888	0
	11/2018	AUD	1,500	1,136	52	0

Total Forward Foreign Currency Contracts					$78,337	$(8,881)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
PIMCO Short-Term Floating NAV Portfolio III
BOA	$103	$0	$0	$103	$(1,538)	$0	$0	$(1,538)	$(1,435)	$1,549	$114
BPS	2	0	0	2	0	0	0	0	2	0	2
CBK	21	0	0	21	(17)	0	0	(17)	4	0	4
GLM	37	0	0	37	0	0	0	0	37	0	37
HUS	0	0	0	0	(2,663)	0	0	(2,663)	(2,663)	829	(1,834)
IND	0	0	0	0	(1,075)	0	0	(1,075)	(1,075)	386	(689)
NAB	0	0	0	0	(1,384)	0	0	(1,384)	(1,384)	704	(680)
RBC	0	0	0	0	(1,585)	0	0	(1,585)	(1,585)	432	(1,153)
SCX	15	0	0	15	(60)	0	0	(60)	(45)	(550)	(595)
SOG	0	0	0	0	(340)	0	0	(340)	(340)	0	(340)
SSB	395	0	0	395	(214)	0	0	(214)	181	(90)	91
UAG	52	0	0	52	0	0	0	0	52	0	52

PIMCO Short-Term Floating NAV Portfolio III Subsidiary LLC (Subsidiary)
BOA	10,584	0	0	10,584	0	0	0	0	10,584	(9,930)	654
BPS	256	0	0	256	0	0	0	0	256	0	256
BRC	22,971	0	0	22,971	0	0	0	0	22,971	(16,700)	6,271
CBK	23,816	0	0	23,816	0	0	0	0	23,816	(20,460)	3,356
JPM	14,179	0	0	14,179	(5)	0	0	(5)	14,174	(13,430)	744
SSB	18	0	0	18	0	0	0	0	18	0	18
UAG	5,888	0	0	5,888	0	0	0	0	5,888	(5,530)	358

Total Over the Counter	$78,337	$0	$0	$78,337	$(8,881)	$0	$0	$(8,881)

(h)

Securities with an aggregate market value of $3,901 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Agreements, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$78,337	$0	$78,337

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,881	$0	$8,881

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	185

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

September 30, 2018 (Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,072	$0	$9,072

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$222,400	$0	$222,400

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,292,424	$0	$3,292,424
Industrials	0	740,720	0	740,720
Utilities	0	78,363	0	78,363
U.S. Government Agencies	0	1,645,064	0	1,645,064
U.S. Treasury Obligations	0	732,669	0	732,669
Asset-Backed Securities	0	80,894	0	80,894
Sovereign Issues	0	1,188,307	0	1,188,307
Short-Term Instruments
Certificates of Deposit	0	71,575	0	71,575
Commercial Paper	0	2,440,344	0	2,440,344
Repurchase Agreements	0	1,643,847	0	1,643,847
Short-Term Notes	0	45,826	0	45,826
Japan Treasury Bills	0	3,140,575	0	3,140,575
U.S. Treasury Bills	0	234	0	234

Total Investments	$0	$15,100,842	$0	$15,100,842

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,583,437)	$0	$(1,583,437)

Financial Derivative Instruments - Assets
Over the counter	$0	$78,337	$0	$78,337

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(8,881)	$0	$(8,881)

Total Financial Derivative Instruments	$0	$69,456	$0	$69,456

Totals	$0	$13,586,861	$0	$13,586,861

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

186	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Notes to Financial Statements

September 30, 2018 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the portfolios (each a “Portfolio” and collectively the “Portfolios”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolios.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Portfolio.

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Notes to Financial Statements (Cont.)

Distribution Frequency
Portfolio Name	Declared	Distributed
PIMCO Short-Term Floating NAV Portfolio II	Daily	Monthly
PIMCO Short Asset Portfolio	Daily	Monthly
PIMCO Short-Term Floating NAV Portfolio III	Daily	Monthly
PIMCO ABS and Short-Term Investments Portfolio	Quarterly	Quarterly
PIMCO EM Bond and Short-Term Investments Portfolio	Quarterly	Quarterly
PIMCO High Yield and Short-Term Investments Portfolio	Quarterly	Quarterly
PIMCO Investment Grade Credit Bond Portfolio	Quarterly	Quarterly
PIMCO Long Duration Credit Bond Portfolio	Quarterly	Quarterly
PIMCO Low Duration Portfolio	Quarterly	Quarterly
PIMCO Moderate Duration Portfolio	Quarterly	Quarterly
PIMCO Mortgage and Short-Term Investments Portfolio	Quarterly	Quarterly
PIMCO Municipal Portfolio	Quarterly	Quarterly
PIMCO Real Return Portfolio	Quarterly	Quarterly
PIMCO Short-Term Portfolio	Quarterly	Quarterly
PIMCO U.S. Government and Short-Term Investments Portfolio	Quarterly	Quarterly
PIMCO International Portfolio	Quarterly	Quarterly

Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

If a Portfolio estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statements of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Portfolios have adopted the ASU. The implementation of the ASU did not have an impact on the Portfolios’ financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statements of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Portfolios have adopted the ASU. The implementation of the ASU did not have an impact on the Portfolios’ financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those

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annual periods. The Portfolios have adopted the ASU. The implementation of the ASU did not have an impact on the Portfolios’ financial statements.

In August 2018, the FASB issued ASU 2018-13 which amends ASC 820 to modify the disclosure requirements on fair value measurements. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Portfolio or class, by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV

Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). If market value pricing is used, a foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair

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Notes to Financial Statements (Cont.)

values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value

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hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close

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Notes to Financial Statements (Cont.)

(or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

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Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$783,194	$1,064,416	$(892,100)	$21	$284	$955,815	$8,716	$0
PIMCO EM Bond and Short-Term Investments Portfolio	205,568	310,599	(227,600)	0	78	288,645	2,299	0
PIMCO High Yield and Short-Term Investments Portfolio	51,689	96,418	(120,100)	15	7	28,029	517	0
PIMCO Investment Grade Credit Bond Portfolio	342,934	392,363	(667,700)	104	(28)	67,673	1,063	0
PIMCO Long Duration Credit Bond Portfolio	601,071	4,477,827	(4,543,000)	138	(23)	536,013	3,926	0
PIMCO Mortgage and Short-Term Investments Portfolio	15,798	1,126,017	(984,900)	68	14	156,997	2,116	0
PIMCO Municipal Portfolio	3,459	21,234	(14,500)	1	3	10,197	134	0
PIMCO Real Return Portfolio	2,950	5,106	(7,600)	1	1	458	7	0
PIMCO Short-Term Portfolio	108,701	205,630	(185,600)	3	36	128,770	1,129	0
PIMCO U.S. Government and Short-Term Investments Portfolio	558,934	136,878	(692,800)	81	79	3,172	3,278	0
PIMCO International Portfolio	4	469,081	(134,200)	3	28	334,916	1,481	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which a Portfolio owns 5% or more of a company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at September 30, 2018 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Shares Held at 03/31/2018	Shares Purchased	Shares Sold	Shares Held at 09/30/2018	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income
Xfit Brands, Inc.	2,040,639	0	0	2,040,639	$0	$(11)	$13	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account

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Notes to Financial Statements (Cont.)

when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio or Portfolios. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and

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other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Portfolio as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios at September 30, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

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Notes to Financial Statements (Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any,

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including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Portfolio sells a security that it may not own. A Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where a Portfolio is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

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Notes to Financial Statements (Cont.)

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the

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future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Notes to Financial Statements (Cont.)

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases, specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of

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default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Portfolio’s offering memorandum for a more detailed description of the risks of investing in a Portfolio.

New/Small Portfolio Risk (All Portfolios except PIMCO Short-Term Floating NAV Portfolio III)  is the risk that a new or smaller Portfolio’s performance may not represent how a Portfolio is expected to or may perform in the long term. In addition, new Portfolios have limited operating histories for investors to evaluate and new and smaller Portfolios may not attract sufficient assets to achieve investment and trading efficiencies.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security

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that a Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk (PIMCO Mortgage and Short-Term Investments Portfolio, PIMCO ABS and Short-Term Investments Portfolio, PIMCO High Yield and Short-Term Investments Portfolio and PIMCO EM Bond and Short-Term Investments Portfolio only)  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Portfolio could lose more than the initial amount invested. A Portfolio’s use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Portfolio’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Portfolio’s ability to invest in derivatives, limit a Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Portfolio’s performance.

Equity Risk (All Portfolios except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short Asset Portfolio)  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Extension Risk (All Portfolios except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short Asset Portfolio)  is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Portfolio’s investment in such securities and may prevent a Portfolio from receiving higher interest rates on proceeds reinvested.

Prepayment Risk (All Portfolios except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short Asset Portfolio)  is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Portfolio foregoing future interest income on the portion of the principal repaid early and may result in a Portfolio being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk (All Portfolios except PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short Asset Portfolio)  is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests

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exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk (All Portfolios except PIMCO Short-Term Floating NAV Portfolio III)  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk (PIMCO International Portfolio and PIMCO EM Bond and Short-Term Investments Portfolio only)  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.”

Leveraging Risk  is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Portfolio. There is no guarantee that the investment objective of a Portfolio will be achieved.

California State-Specific Risk (PIMCO Municipal Portfolio only)  is the risk that by concentrating its investments in California Municipal Securities, a Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk (PIMCO Municipal Portfolio only)  is the risk that by concentrating its investments in New York Municipal Securities, a Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Municipal Project-Specific Risk (PIMCO Municipal Portfolio only)  is the risk that a Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Subsidiary Risk (PIMCO International Portfolio and PIMCO Short-Term Floating NAV Portfolio III only)  is the risk that, by investing in a Portfolio’s subsidiary, the Portfolio is indirectly exposed to the risks associated with the subsidiary’s investments. Portfolio subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Short Exposure Risk (All Portfolios except PIMCO Short Asset Portfolio)  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Portfolio.

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets

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and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an

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investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Portfolio is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Portfolio’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Investment Advisory Fees and Supervisory and Administrative Fees for each Portfolio are charged at an annual rate as noted in the following table (calculated as a percentage of each Portfolio’s average daily net assets attributable to each Portfolio):

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO ABS and Short-Term Investments Portfolio	0.02%		0.03%
PIMCO EM Bond and Short-Term Investments Portfolio	0.02%		0.10%
PIMCO High Yield and Short-Term Investments Portfolio	0.02%		0.03%
PIMCO Investment Grade Credit Bond Portfolio	0.02%		0.03%
PIMCO Long Duration Credit Bond Portfolio	0.02%		0.03%
PIMCO Low Duration Portfolio	0.02%		0.03%
PIMCO Moderate Duration Portfolio	0.02%		0.03%
PIMCO Mortgage and Short-Term Investments Portfolio	0.02%		0.03%
PIMCO Municipal Portfolio	0.02%		0.03%
PIMCO Real Return Portfolio	0.02%		0.03%
PIMCO Short-Term Portfolio	0.02%		0.03%
PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%
PIMCO U.S. Government and Short-Term Investments Portfolio	0.02%		0.03%
PIMCO International Portfolio	0.02%		0.10%
PIMCO Short Asset Portfolio	0.00%	(1)	0.00%
PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.005% of the fee that each investing fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Portfolio of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

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(d) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Portfolios’ Supervisory and Administrative Fee, or reimburse each Portfolio, to the extent that each Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO at September 30, 2018, were as follows (amounts in thousands†):

	Expiring within
Portfolio Name	12 months	13 - 24 months	25 - 36 months	Total
PIMCO ABS and Short-Term Investments Portfolio	$0	$0	$5	$5
PIMCO EM Bond and Short-Term Investments Portfolio	0	0	2	2
PIMCO High Yield and Short-Term Investments Portfolio	0	0	2	2
PIMCO Investment Grade Credit Bond Portfolio	0	0	4	4
PIMCO Long Duration Credit Bond Portfolio	0	0	49	49
PIMCO Low Duration Portfolio	0	1	3	4
PIMCO Moderate Duration Portfolio	0	0	6	6
PIMCO Mortgage and Short-Term Investments Portfolio	0	0	4	4
PIMCO Municipal Portfolio	0	0	0	0
PIMCO Real Return Portfolio	0	3	1	4
PIMCO Short-Term Portfolio	0	0	2	2
PIMCO Short-Term Floating NAV Portfolio II	0	0	10	10
PIMCO U.S. Government and Short-Term Investments Portfolio	0	0	5	5
PIMCO International Portfolio	0	0	2	2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(e) Distributor  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2018, were as follows (amounts in thousands†):

Portfolio Name	Purchases	Sales
PIMCO ABS and Short-Term Investments Portfolio	$287,067	$0
PIMCO EM Bond and Short-Term Investments Portfolio	21,408	0

Portfolio Name	Purchases	Sales
PIMCO High Yield and Short-Term Investments Portfolio	$15,534	$0
PIMCO Investment Grade Credit Bond Portfolio	43,578	0
PIMCO Long Duration Credit Bond Portfolio	110,148	0
PIMCO Low Duration Portfolio	21,082	0
PIMCO Moderate Duration Portfolio	50,560	0
PIMCO Short-Term Portfolio	54,460	0
PIMCO Short-Term Floating NAV Portfolio II	816,613	235,215
PIMCO Short Asset Portfolio	975,834	383,475
PIMCO Short-Term Floating NAV Portfolio III	1,265,168	2,053,184

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

206	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2018 (Unaudited)

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
PIMCO ABS and Short-Term Investments Portfolio	$3,099,037	$3,123,004	$535,963	$264,394
PIMCO EM Bond and Short-Term Investments Portfolio	0	0	63,858	30,591
PIMCO High Yield and Short-Term Investments Portfolio	0	0	74,984	43,966
PIMCO Investment Grade Credit Bond Portfolio	397,769	517,129	807,142	327,112
PIMCO Long Duration Credit Bond Portfolio	7,146,239	7,613,752	1,854,819	693,841
PIMCO Low Duration Portfolio	923,381	767,048	141,146	46,774
PIMCO Moderate Duration Portfolio	5,987,668	5,797,251	292,081	106,542
PIMCO Mortgage and Short-Term Investments Portfolio	33,872,461	32,357,128	88,531	64,773
PIMCO Municipal Portfolio	0	0	16,360	18,498
PIMCO Real Return Portfolio	798	303	0	289
PIMCO Short-Term Portfolio	265,885	267,787	101,298	13,125
PIMCO Short-Term Floating NAV Portfolio II	0	0	306,155	491,758
PIMCO U.S. Government and Short-Term Investments Portfolio	63,653	125,333	0	40
PIMCO International Portfolio	0	0	0	76,137
PIMCO Short Asset Portfolio	2,101,495	1,355,043	4,189,790	702,976
PIMCO Short-Term Floating NAV Portfolio III	5,443,823	3,909,517	1,185,244	2,600,010

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO ABS and Short-Term Investments Portfolio				PIMCO EM Bond and Short-Term Investments Portfolio
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018		Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	28,295	$361,376	89,461	$1,134,382	1,396	$13,862	8,894	$89,913
Issued as reinvestment of distributions	4,680	59,698	10,826	136,939	524	4,932	472	4,847
Cost of shares redeemed	(23,073)	(294,801)	(36,013)	(455,829)	(1,700)	(16,283)	(15,528)	(156,376)
Net increase (decrease) resulting from Portfolio share transactions	9,902	$126,273	64,274	$815,492	220	$2,511	(6,162)	$(61,616)

	PIMCO High Yield and Short-Term Investments Portfolio				PIMCO Investment Grade Credit Bond Portfolio
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018		Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	5,463	$42,446	22,543	$180,694	16,602	$156,292	80,344	$765,571
Issued as reinvestment of distributions	2,533	19,632	4,630	36,746	2,098	19,756	9,263	88,953
Cost of shares redeemed	(6,325)	(49,504)	(39,216)	(314,105)	(9,515)	(89,689)	(62,513)	(606,215)
Net increase (decrease) resulting from Portfolio share transactions	1,671	$12,574	(12,043)	$(96,665)	9,185	$86,359	27,094	$248,309

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	207

Notes to Financial Statements (Cont.)

	PIMCO Long Duration Credit Bond Portfolio				PIMCO Low Duration Portfolio
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018		Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	435,248	$4,961,631	458,422	$5,494,011	23,829	$233,917	22,545	$222,699
Issued as reinvestment of distributions	26,484	299,395	98,256	1,185,848	511	5,001	752	7,401
Cost of shares redeemed	(307,048)	(3,489,109)	(433,453)	(5,177,881)	(73)	(719)	(2,355)	(23,202)
Net increase (decrease) resulting from Portfolio share transactions	154,684	$1,771,917	123,225	$1,501,978	24,267	$238,199	20,942	$206,898

	PIMCO Moderate Duration Portfolio				PIMCO Mortgage and Short-Term Investments Portfolio
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018		Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	44,954	$442,208	41,993	$419,058	83,039	$875,950	87,267	$946,332
Issued as reinvestment of distributions	1,539	15,001	2,918	29,001	2,350	24,627	6,915	75,199
Cost of shares redeemed	(7,274)	(70,636)	(12,800)	(126,566)	(5,085)	(53,545)	(102,015)	(1,112,232)
Net increase (decrease) resulting from Portfolio share transactions	39,219	$386,573	32,111	$321,493	80,304	$847,032	(7,833)	$(90,701)

	PIMCO Municipal Portfolio				PIMCO Real Return Portfolio
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018		Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	406	$2,880	2,171	$15,690	106	$920	17,713	$157,900
Issued as reinvestment of distributions	516	3,609	813	5,851	228	1,927	412	3,662
Cost of shares redeemed	(291)	(2,050)	(3,257)	(23,593)	(77)	(660)	(67,614)	(607,285)
Net increase (decrease) resulting from Portfolio share transactions	631	$4,439	(273)	$(2,052)	257	$2,187	(49,489)	$(445,723)

	PIMCO Short-Term Portfolio				PIMCO Short-Term Floating NAV Portfolio II
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018		Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	3,911	$37,270	3,621	$34,440	2,488,381	$24,904,559	3,033,120	$30,358,205
Issued as reinvestment of distributions	784	7,434	2,161	20,526	5,274	52,786	6,877	68,833
Cost of shares redeemed	(2,084)	(19,828)	(18,689)	(179,009)	(2,227,715)	(22,295,663)	(3,133,215)	(31,359,590)
Net increase (decrease) resulting from Portfolio share transactions	2,611	$24,876	(12,907)	$(124,043)	265,940	$2,661,682	(93,218)	$(932,552)

	PIMCO U.S. Government and Short-Term Investments Portfolio				PIMCO International Portfolio
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018		Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	11,123	$95,610	106,034	$966,445	2,681	$20,287	19,781	$149,040
Issued as reinvestment of distributions	1,845	15,749	5,190	46,896	0	0	0	0
Cost of shares redeemed	(97,379)	(842,530)	(65,959)	(585,152)	(1,705)	(12,910)	(21,248)	(162,903)
Net increase (decrease) resulting from Portfolio share transactions	(84,411)	$(731,171)	45,265	$428,189	976	$7,377	(1,467)	$(13,863)

208	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2018 (Unaudited)

	PIMCO Short Asset Portfolio				PIMCO Short-Term Floating NAV Portfolio III
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018		Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	374,703	$3,751,000	1,622,231	$16,241,737	11,166,706	$110,393,100	20,456,000	$202,206,000
Issued as reinvestment of distributions	22,184	222,098	14,357	143,741	22,185	219,330	35,942	355,283
Cost of shares redeemed	(140,430)	(1,406,738)	(69,622)	(697,094)	(11,652,016)	(115,192,000)	(20,769,496)	(205,302,697)
Net increase (decrease) resulting from Portfolio share transactions	256,457	$2,566,360	1,566,966	$15,688,384	(463,125)	$(4,579,570)	(277,554)	$(2,741,414)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Portfolio along with their respective percent ownership, if any, for the period ended September 30, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO High Yield and Short-Term Investments Portfolio	1	0	11%	0%
PIMCO Long Duration Credit Bond Portfolio	1	0	18%	0%
PIMCO Low Duration Portfolio	2	0	24%	0%
PIMCO Moderate Duration Portfolio	1	0	11%	0%
PIMCO Municipal Portfolio	1	0	26%	0%
PIMCO Real Return Portfolio	1	0	17%	0%
PIMCO Short-Term Portfolio	2	0	22%	0%
PIMCO Short Asset Portfolio	0	2	0%	62%
PIMCO Short-Term Floating NAV Portfolio III	0	1	0%	10%

14. BASIS FOR CONSOLIDATION

PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	209

Notes to Financial Statements (Cont.)

Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund (amounts in thousands†).

	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III
	PIMCO International Portfolio Subsidiary, LLC	PIMCO Short Asset Portfolio Subsidiary, LLC	PIMCO Short-Term Floating NAV III Subsidiary, LLC
Date of Incorporation	03/20/2014	03/01/2017	03/20/2014
Subscription Agreement	03/20/2014	03/20/2017	03/20/2014
Fund Net Assets	$692,200	$18,267,617	$16,607,259
Subsidiary % of Fund Net Assets	6.1%	7.7%	19.0%
Subsidiary Financial Statement Information
Total assets	$137,851	$1,444,329	$3,218,800
Total liabilities	95,353	37,255	67,177
Net assets	$42,498	$1,407,074	$3,151,623
Total income	698	(940)	(1,739)
Net investment income (loss)	693	(943)	(1,742)
Net realized gain (loss)	428	16,579	25,747
Net change in unrealized appreciation (depreciation)	20	(2,770)	969
Increase (decrease) in net assets resulting from operations	$1,141	$12,866	$24,974

†	A zero balance may reflect actual amounts rounding to less than one thousand.

15. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2018, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of their last fiscal year ended March 31, 2018, the Portfolios had accumulated capital losses expiring in the following years (amounts in thousands†). The Portfolios will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

Expiration of Accumulated Capital Losses(1)
03/31/2019
PIMCO ABS and Short-Term Investments Portfolio	$0
PIMCO EM Bond and Short-Term Investments Portfolio	0
PIMCO High Yield and Short-Term Investments Portfolio	0
PIMCO Investment Grade Credit Bond Portfolio	0
PIMCO Long Duration Credit Bond Portfolio	0
PIMCO Low Duration Portfolio	0
PIMCO Moderate Duration Portfolio	0
PIMCO Mortgage and Short-Term Investments Portfolio	0
PIMCO Municipal Portfolio	0
PIMCO Real Return Portfolio	0
PIMCO Short-Term Portfolio*	86,545
PIMCO Short-Term Floating NAV Portfolio II	0
PIMCO U.S. Government and Short-Term Investments Portfolio	0
PIMCO International Portfolio	0
PIMCO Short Asset Portfolio	0
PIMCO Short-Term Floating NAV Portfolio III	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

210	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2018 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, a Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2018, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†)(1):

	Short-Term	Long-Term
PIMCO ABS and Short-Term Investments Portfolio	$8,443	$21,197
PIMCO EM Bond and Short-Term Investments Portfolio	0	0
PIMCO High Yield and Short-Term Investments Portfolio	24,659	0
PIMCO Investment Grade Credit Bond Portfolio	0	0

	Short-Term	Long-Term
PIMCO Long Duration Credit Bond Portfolio	$0	$0
PIMCO Low Duration Portfolio	5,128	2,259
PIMCO Moderate Duration Portfolio	18,877	4,523
PIMCO Mortgage and Short-Term Investments Portfolio	46,562	91,843
PIMCO Municipal Portfolio	0	0
PIMCO Real Return Portfolio*	15,693	22,109
PIMCO Short-Term Portfolio*	6,125	70,523
PIMCO Short-Term Floating NAV Portfolio II	145	0
PIMCO U.S. Government and Short-Term Investments Portfolio	104,047	39,250
PIMCO International Portfolio	8,189	16,672
PIMCO Short Asset Portfolio	0	0
PIMCO Short-Term Floating NAV Portfolio III	2,060	24,609

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(2)
PIMCO ABS and Short-Term Investments Portfolio	$4,783,101	$161,858	$(39,014)	$122,844
PIMCO EM Bond and Short-Term Investments Portfolio	648,900	44,439	(68,617)	(24,178)
PIMCO High Yield and Short-Term Investments Portfolio	561,544	32,342	(31,919)	423
PIMCO Investment Grade Credit Bond Portfolio	2,089,856	32,271	(24,358)	7,913
PIMCO Long Duration Credit Bond Portfolio	22,458,011	759,250	(718,805)	40,445
PIMCO Low Duration Portfolio	908,149	2,325	(6,843)	(4,518)
PIMCO Moderate Duration Portfolio	2,736,065	3,249	(33,136)	(29,887)
PIMCO Mortgage and Short-Term Investments Portfolio	6,241,753	45,973	(86,003)	(40,030)
PIMCO Municipal Portfolio	134,290	6,393	(862)	5,531
PIMCO Real Return Portfolio	61,955	1,506	(1,427)	79
PIMCO Short-Term Portfolio	592,662	14,883	(8,932)	5,951
PIMCO Short-Term Floating NAV Portfolio II	6,517,621	480	(1,004)	(524)
PIMCO U.S. Government and Short-Term Investments Portfolio	1,935,811	37,960	(161,125)	(123,165)
PIMCO International Portfolio	1,005,841	46,844	(25,659)	21,185
PIMCO Short Asset Portfolio	18,505,074	78,996	(84,762)	(5,766)
PIMCO Short-Term Floating NAV Portfolio III	13,579,259	98,119	(90,517)	7,602

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(2)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	211

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NXN	Natixis New York
BOM	Bank of Montreal	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RCY	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	JLN	J.P. Morgan Chase Bank N.A. London	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JPM	JP Morgan Chase Bank N.A.	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	JPS	JP Morgan Securities, Inc.	SCX	Standard Chartered Bank
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank Plc	SGY	Societe Generale, New York
CKL	Citibank N.A. London	MEI	Merrill Lynch International	SOG	Societe Generale
DBL	Deutsche Bank AG London	MFK	Millenium BCP	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	TOR	Toronto Dominion Bank
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FBF	Credit Suisse International	NAB	National Australia Bank Ltd.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PLN	Polish Zloty
AUD	Australian Dollar	HKD	Hong Kong Dollar	RUB	Russian Ruble
BRL	Brazilian Real	HUF	Hungarian Forint	SEK	Swedish Krona
CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar
CHF	Swiss Franc	INR	Indian Rupee	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand
EUR	Euro	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOT	Chicago Board of Trade	MSE	Montreal Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUNIPSA	SIFMA Municipal Swap Index
ABX.HE	Asset-Backed Securities Index - Home Equity	IOS.FN.550.08	2008 Fannie Mae 5.5% Interest Only Synthetic Total Return Swap Index	PRIME	Daily US Prime Rate
BADLARPP	Argentina Badlar Floating Rate Notes	IOS.FN.600.08	2008 Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	SOFRRATE	Secured Overnight Financing Rate
BBSW3M	3 Month Bank Bill Swap Rate	IOS.FN.650.67	Fannie Mae Interest Only Synthetics Total Return Swap Index	UKRPI	United Kingdom Retail Prices Index
CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR01M	1 Month USD-LIBOR	US0001M	1 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	MTGEFNCL	FNMA 30-Year Coupon Index	USSW10	10 Year USSW Rate
CMBX	Commercial Mortgage-Backed Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
ADR	American Depositary Receipt	DAC	Designated Activity Company	SP - ADR	Sponsored American Depositary Receipt
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	TBD	To-Be-Determined
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
BBSW	Bank Bill Swap Reference Rate	NCUA	National Credit Union Administration	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
BTP	Buoni del Tesoro Poliennali	OAT	Obligations Assimilables du Trésor	YOY	Year-Over-Year
CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind

212	PRIVATE ACCOUNT PORTFOLIO SERIES

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement

At a meeting held on August 20-21, 2018, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s Private Account Portfolio Series (the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2019. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2019. The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and a significant amount of information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust and each of the Portfolios. In considering whether to approve the renewal of the Agreements, the Board reviewed additional information, including, but not limited to, data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO, information regarding the profitability to PIMCO of its relationship with the Portfolios, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2018 meeting. The Independent Trustees also conducted several in-person meetings with counsel to the Trust and the Independent Trustees, including one on July 18, 2018, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, its Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel,

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	213

Approval of Investment Advisory Contract and Other Agreements (Cont.)

which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Portfolios.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Portfolios do business, to manage collateral and to protect the Portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio-level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2017, including, but not limited to upgrading the global network and infrastructure to support trading and risk management systems; enhancing and continuing to expand capabilities within the pre-trade compliance platform; enhancing flexible client reporting capabilities to support increased differentiation within local markets; developing new application and database frameworks to support new trading strategies; expanding proprietary applications suites to enrich capabilities across Compliance, Analytics, Risk Management, Client Reporting, Attribution and Customer Relationship management; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program and global business continuity functions; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; engaging a third party service provider to implement the SEC reporting modernization regime; expanding the Fund Treasurer’s Office; enhancing a proprietary application to provide portfolio managers with more timely and high quality income reporting; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; upgrading a proprietary application to allow shareholder subscription and redemption data to pass to portfolio managers more quickly and efficiently; and continuing to expand the pricing portal and the proprietary performance reconciliation tool.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency, and printing costs. The Board noted that the scope and complexity, as well as cost, of the supervisory and administrative services provided or procured by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2018 and other performance data, as available, over short- and long-term periods ended June 30, 2018. The Board considered information regarding both the short- and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including materials provided in advance of the August 20-21, 2018 meeting. The Board considered those Portfolios that had outperformed their respective benchmarks on a net-of-fees basis over short- and long-term periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Portfolios over short- and long-term periods. The Board also discussed actions that have been taken, as applicable, by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Portfolios. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

214	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders, and merits the approval of the renewal of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

PIMCO reported to the Board that it considers a number of factors in proposing fees for any Portfolio, including the unique structure of the Portfolios. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Portfolios and noted that the unified fee can be increased or decreased in subsequent contractual periods. The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Portfolios (each as a percentage of average net assets). In addition, the Board noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective wholly-owned subsidiaries. The Board noted the unique structure of the Portfolios, in that only separate account or other clients of PIMCO or other registered investment companies managed by PIMCO, in the case of the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio, are eligible to invest in the Portfolios. The Board also noted that the structure of the Portfolios provides client accounts with simplified custody and accounting. The Board took notice of the fact that clients pay separate fees to PIMCO and, that under those client agreements, PIMCO offsets all of the advisory fees and, with respect to many Portfolios, fully or partially offsets the supervisory and administrative fees it receives from the Portfolios against the client account fees.

The Board considered that, with respect to certain Portfolios, shareholders generally are separate account clients or other public or private funds managed by PIMCO who have separately negotiated fee arrangements with PIMCO with respect to their accounts or funds. The Board noted that these Portfolios were established primarily as a means of giving certain client accounts exposure to particular market sectors in a more efficient manner than if the client accounts were to seek direct exposure to those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio are each used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO. The Board also considered the differences between the services provided to shareholders of the Portfolios and other clients of PIMCO. Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Portfolios as a whole, as well as the resulting level of profits to PIMCO. The Board considered the revenues and costs of the Portfolios’ structure together with the revenue generated by all separate accounts as relevant to separate account investments in the Portfolios. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business as relevant to separate account investments in the Portfolios. With respect to potential economies of scale, the Board found that the Portfolios’ fee levels intrinsically reflect certain economies of scale. The Board then considered the ways in which economies of scale are shared with shareholders, such as PIMCO’s investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid.

The Board concluded that the Portfolios’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Portfolios, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	215

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

enter into contractual soft dollar arrangements. The Board further considered the ancillary benefits of the advisory fees PIMCO receives for discretionary investment management services it provides to separate account clients that invest in the Portfolios.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO supported the renewal of the Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders received reasonable value in return for the fees paid to PIMCO by the Portfolios under the Agreements, and that the renewal of the Agreements was in the best interests of the Portfolios and their shareholders.

216	PRIVATE ACCOUNT PORTFOLIO SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PAPS4001SAR_093018

PIMCO Funds

Semiannual

Report

September 30, 2018

Real Return Strategy Funds

PIMCO Long-Term Real Return Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO Inflation Response Multi-Asset Fund

(1)	Consolidated Schedule of Investments

(a) Prior to July 30, 2018, the PIMCO Long-Term Real Return Fund was named the PIMCO Real Return Asset Fund.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following this letter is the PIMCO Funds Semiannual Report which covers the six-month reporting period ended September 30, 2018. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the first quarter of 2018. During the second quarter of 2018 GDP growth rose to an annual pace of 4.2%, representing the strongest pace since the third quarter of 2014. The Commerce Department’s initial reading — released after the end of the reporting period — showed that third- quarter 2018 GDP grew at an annual pace of 3.5%.

The Federal Reserve (the “Fed”) continued to normalize monetary policy during the reporting period. In June 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. At its September 2018 meeting, the Fed again increased rates to a range between 2.00% and 2.25%. In addition to increasing the federal funds rate, the Fed continued to reduce its balance sheet during the reporting period.

Economic activity outside the U.S. initially accelerated during the reporting period, but moderated somewhat as the reporting period progressed. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. The Bank of England raised rates at its meeting in August 2018 and the Bank of Canada raised rates once during the reporting period. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, and that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period as short-term rates moved up more than their longer-term counterparts. In our view, the increase in rates at the short end of the yield curve was mostly due to Fed interest rate increases. The yield on the benchmark 10-year U.S. Treasury note was 3.05% at the end of the reporting period, up from 2.74% on March 31, 2018.

U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -0.49% during the reporting period. Meanwhile the Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned -0.14% during the reporting period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 3.46% during the reporting period, whereas emerging market external debt, as represented by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, returned -1.71% during the reporting period. Emerging market local bonds, as represented by the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.06% during the reporting period. The emerging market debt asset class was negatively impacted by signs of moderating growth in China, the strengthening U.S. dollar and headline issues in countries such as Argentina and Turkey. Emerging market local currencies were hit especially hard, many of which significantly depreciated versus the U.S. dollar during the reporting period.

Global equities produced mixed results during the reporting period, while U.S. equities rallied sharply. We believe this rally was driven by a number of factors, including optimism surrounding the December 2017 tax reform bill and corporate profits that often exceeded expectations. All told, U.S. equities, as represented by the S&P 500 Index, returned 11.41% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned -8.97% during the reporting period, whereas global equities, as represented by the MSCI World Index, returned 6.80%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned 8.81% during the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned 5.37%.

2	PIMCO REAL RETURN STRATEGY FUNDS

Commodity prices fluctuated and generated mixed results during the reporting period. When the reporting period began crude oil was approximately $65 a barrel, but by the end of the reporting period crude oil was roughly $73 a barrel. This ascent was driven in part by planned and observed production cuts by the Organization of Petroleum Exporting Countries (OPEC) and the collapse in Venezuelan oil production. Elsewhere, gold and copper prices moved lower during the reporting period.

Finally, during the reporting period the foreign exchange markets experienced periods of volatility, due in part to signs of decoupling economic growth and central bank policies, along with a number of geopolitical events. The U.S. dollar strengthened against other major currencies during the reporting period. For example, the U.S. dollar returned 6.20%, 7.63% and 6.83% versus the euro, British pound and Japanese yen, respectively, during the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Long-Term Real Return Fund (formerly PIMCO Real Return Asset Fund), PIMCO RealEstateRealReturn Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (each a “Fund” and collectively, the “Funds”).

The PIMCO Inflation Response Multi-Asset Fund may invest its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s decision to leave the European Union may impact Fund returns. This decision may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“Benchmark Index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

4	PIMCO REAL RETURN STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2*	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Long-Term Real Return Fund	11/12/01	11/12/01	11/19/10	—	—	—	—	Diversified
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	04/27/18	—	10/30/03	10/30/03	Diversified
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	—	—	08/31/11	—	Diversified

* Effective April 27, 2018, the name of Class P for all Funds of the Trust that offer such class was changed to I-2.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC has adopted a rule that, beginning in 2021, generally will allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO currently is evaluating how to make the electronic delivery option available to shareholders in the future.

The SEC adopted amendments to certain disclosure requirements relating to open-end investment companies’ liquidity risk management programs. Effective December 1, 2019, large fund complexes will be required to include in their shareholder reports a discussion of their liquidity risk management programs’ operations over the past year.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	5

PIMCO Long-Term Real Return Fund

Institutional Class - PRAIX
I-2 - PRTPX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown

as of 09/30/2018†§

U.S. Treasury Obligations	68.4%
U.S. Government Agencies	10.3%
Short-Term Instruments‡	9.1%
Corporate Bonds & Notes	4.9%
Sovereign Issues	3.8%
Asset-Backed Securities	2.7%
Non-Agency Mortgage-Backed Securities	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/12/01)
PIMCO Long-Term Real Return Fund Instl	(1.24)%	0.59%	2.31%	5.56%	6.27%
PIMCO Long-Term Real Return Fund I-2	(1.28)%	0.49%	2.21%	5.45%	6.20%
Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index	(1.24)%	0.35%	2.60%	5.18%	6.03%
Lipper Inflation-Protected Bond Funds Average	0.04%	0.50%	0.75%	2.61%	3.83%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 10/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 1.29% for Institutional Class shares, 1.39% for I-2 shares and 1.54% for Administrative Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Long-Term Real Return Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Exposure to U.S. long-term Treasury Inflation-Protected Securities (“TIPS”) detracted from absolute performance, as U.S. long-term TIPS, as measured by the Bloomberg Barclays TIPS 10+ Index, posted negative returns.

»	Underweight exposure to U.S. nominal duration contributed to relative performance, as U.S. nominal yields moved higher across the curve.

»	Underweight exposure to U.K. nominal duration contributed to relative performance, as U.K. nominal yields moved higher.

»

Overweight exposure to U.S. breakeven inflation (“BEI”) spreads (or the yield differential between U.S. nominal Treasuries and like-maturity U.S. TIPS) contributed to relative performance, as the back end of U.S. BEI gained over the period.

»	Overweight exposure to U.S. real duration detracted from relative performance, as U.S. real yields followed nominals higher.

»	Exposure to the Argentine peso detracted from relative performance, as the currency posted negative returns for the period.

6	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class - PRRSX	Class A - PETAX
I-2 - PETPX	Class C - PETCX
I-3 - PNRNX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

U.S. Treasury Obligations	54.4%
Real Estate Investment Trusts	22.4%
U.S. Government Agencies	10.6%
Asset-Backed Securities	3.4%
Short-Term Instruments‡	3.2%
Corporate Bonds & Notes	2.7%
Sovereign Issues	2.3%
Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	9.46%	2.97%	9.64%	10.48%	11.76%
PIMCO RealEstateRealReturn Strategy Fund I-2	9.47%	2.97%	9.56%	10.39%	11.66%
PIMCO RealEstateRealReturn Strategy Fund I-3	9.38%	2.83%	9.48%	10.31%	11.60%
PIMCO RealEstateRealReturn Strategy Fund Class A	9.26%	2.59%	9.24%	10.03%	11.29%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	3.23%	(3.08)%	8.01%	9.41%	10.87%
PIMCO RealEstateRealReturn Strategy Fund Class C	8.82%	1.84%	8.42%	9.22%	10.45%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	7.82%	0.85%	8.42%	9.22%	10.45%
Dow Jones U.S. Select REIT Total Return Index	10.78%	4.59%	9.14%	7.21%	9.16%
Lipper Real Estate Funds Average	8.08%	3.25%	8.36%	7.11%	8.78%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 1.26% for Institutional Class shares, 1.36% for I-2 shares, 1.46% for I-3 shares, 1.66% for Class A shares, and 2.41% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RealEstateRealReturn Strategy Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

The Fund’s construction, which utilizes U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral backing a portion of the Fund’s real estate investment trust (“REIT”) exposure, detracted from absolute performance, as U.S. TIPS posted negative returns.

»	Exposure to REITs contributed to absolute performance, as REITs, as measured by the Dow Jones U.S. Select REIT Index, posted positive returns over the reporting period.

»	Underweight exposure to U.S. nominal duration contributed to relative performance, as U.S. nominal yields moved higher.

»

Overweight exposure to longer-term U.S. breakeven inflation (“BEI”) spreads (or the yield differential between U.S. nominal Treasuries and like-maturity U.S. TIPS) contributed to relative performance, as the back end of U.S. BEI gained over the period.

»	Underweight exposure to REITs in the latter half of the reporting period detracted from relative performance, as REITs, as measured by the Dow Jones U.S. Select REIT Index, posted positive returns.

»	Exposure to the Argentine peso detracted from relative performance, as the currency posted negative returns for the period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	7

PIMCO Inflation Response Multi-Asset Fund

Institutional Class - PIRMX	Class A - PZRMX
I-2 - PPRMX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

U.S. Treasury Obligations	39.6%
U.S. Government Agencies	18.8%
Mutual Funds	8.1%
Real Estate Investment Trusts	7.8%
Sovereign Issues	7.6%
Corporate Bonds & Notes	6.2%
Asset-Backed Securities	5.2%
Short-Term Instruments‡	4.5%
Common Stocks	1.2%
Non-Agency Mortgage-Backed Securities	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	Fund Inception (08/31/11)
PIMCO Inflation Response Multi-Asset Fund Institutional Class	(0.91)%	1.91%	1.95%	1.15%
PIMCO Inflation Response Multi-Asset Fund I-2	(1.05)%	1.85%	1.86%	1.06%
PIMCO Inflation Response Multi-Asset Fund Class A	(1.23)%	1.48%	1.49%	0.68%
PIMCO Inflation Response Multi-Asset Fund Class A (adjusted)	(6.61)%	(4.14)%	0.35%	(0.12)%
45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	(1.37)%	0.10%	(0.18)%	(0.84)%
Lipper Flexible Portfolio Funds Average	2.76%	4.69%	4.91%	6.01%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.51% for Institutional Class shares, 1.61% for I-2 shares, 1.76% for Administrative Class shares, and 1.96% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Inflation Response Multi-Asset Fund seeks total return which exceeds that of its benchmark by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended, forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to real estate investment trusts (“REITs”) contributed to absolute performance, as REITs, as measured by the Dow Jones U.S. Select REIT Index, posted positive returns.

»	Exposure to broad commodities detracted from absolute performance, as broad commodities, as measured by the Bloomberg Commodity Index Total Return, posted negative returns over the reporting period.

»	Overweight exposure to energy commodities contributed to relative performance, as these commodities posted gains.

»	Underweight exposure to U.S. nominal duration contributed to relative performance, as U.S. nominal yields moved higher.

»	Overweight exposure to U.S. real duration detracted from relative performance, as U.S. real yields followed nominals higher.

»	Exposure to the Argentine peso detracted from relative performance, as the currency posted negative returns for the period.

8	PIMCO REAL RETURN STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2018 to September 30, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Long-Term Real Return Fund
Institutional Class	$1,000.00	$987.60	$8.33	$1,000.00	$1,016.55	$8.45	1.68%
I-2	1,000.00	987.20	8.82	1,000.00	1,016.06	8.95	1.78
PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	$1,000.00	$1,094.60	$9.71	$1,000.00	$1,015.66	$9.35	1.86%
I-2	1,000.00	1,094.70	10.24	1,000.00	1,015.16	9.85	1.96
I-3(a)	1,000.00	1,077.30	8.81	1,000.00	1,012.62	8.53	2.01
Class A	1,000.00	1,092.60	11.79	1,000.00	1,013.66	11.35	2.26
Class C	1,000.00	1,088.20	15.67	1,000.00	1,009.92	15.08	3.01
PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class	$1,000.00	$990.90	$5.46	$1,000.00	$1,019.45	$5.54	1.10%
I-2	1,000.00	989.50	5.95	1,000.00	1,018.95	6.04	1.20
Class A	1,000.00	987.70	7.68	1,000.00	1,017.20	7.80	1.55

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/27/18 for Actual expenses. Expenses paid in the Actual expenses section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 154/365 for the I-3 shares of the PIMCO RealEstateRealReturn Strategy Fund (to reflect the period since the inception date of 4/27/18). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	9

Benchmark Descriptions

Index*	Benchmark Descriptions

45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	The benchmark is a blend of 45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index. Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Bloomberg Barclays Inflation Notes Index. Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index. Bloomberg Gold Subindex Total Return Index reflects the return on fully collateralized positions in the underlying commodity futures.

Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index	Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

* It is not possible to invest directly in an unmanaged index.

10	PIMCO REAL RETURN STRATEGY FUNDS

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SEMIANNUAL REPORT	SEPTEMBER 30, 2018	11

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long-Term Real Return Fund
Institutional Class
04/01/2018 - 09/30/2018+	$8.34	$0.17	$(0.27)	$(0.10)	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2018	8.32	0.23	0.01	0.24	(0.15)	0.00	(0.07)	(0.22)
03/31/2017	8.22	0.39	(0.11)	0.28	(0.18)	0.00	0.00	(0.18)
03/31/2016	8.52	0.22	(0.36)	(0.14)	(0.14)	0.00	(0.02)	(0.16)
03/31/2015	8.04	(0.07)	0.69	0.62	(0.14)	0.00	0.00	(0.14)
03/31/2014	9.69	0.14	(1.22)	(1.08)	(0.16)	(0.39)	(0.02)	(0.57)
I-2
04/01/2018 - 09/30/2018+	8.34	0.16	(0.26)	(0.10)	(0.16)	0.00	0.00	(0.16)
03/31/2018	8.32	0.23	0.01	0.24	(0.15)	0.00	(0.07)	(0.22)
03/31/2017	8.22	0.28	(0.01)	0.27	(0.17)	0.00	0.00	(0.17)
03/31/2016	8.52	0.21	(0.36)	(0.15)	(0.13)	0.00	(0.02)	(0.15)
03/31/2015	8.04	0.01	0.60	0.61	(0.13)	0.00	0.00	(0.13)
03/31/2014	9.69	0.20	(1.29)	(1.09)	(0.15)	(0.39)	(0.02)	(0.56)

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class
04/01/2018 - 09/30/2018+	$7.75	$0.25	$0.48	$0.73	$(0.04)	$0.00	$0.00	$(0.04)
03/31/2018	8.21	0.14	(0.50)	(0.36)	(0.10)	0.00	0.00	(0.10)
03/31/2017	8.05	0.18	0.08	0.26	(0.10)	0.00	0.00	(0.10)
03/31/2016~	8.34	0.13	0.09	0.22	(0.47)	0.00	(0.04)	(0.51)
03/31/2015~	8.68	0.08	2.32	2.40	(2.74)	0.00	0.00	(2.74)
03/31/2014~	10.40	0.06	(0.92)	(0.86)	(0.76)	(0.10)	0.00	(0.86)
I-2
04/01/2018 - 09/30/2018+	7.61	0.24	0.48	0.72	(0.06)	0.00	0.00	(0.06)
03/31/2018	8.06	0.13	(0.49)	(0.36)	(0.09)	0.00	0.00	(0.09)
03/31/2017	7.91	0.16	0.08	0.24	(0.09)	0.00	0.00	(0.09)
03/31/2016~	8.20	0.11	0.11	0.22	(0.47)	0.00	(0.04)	(0.51)
03/31/2015~	8.58	(0.04)	2.40	2.36	(2.74)	0.00	0.00	(2.74)
03/31/2014~	10.28	0.14	(1.00)	(0.86)	(0.74)	(0.10)	0.00	(0.84)
I-3
04/27/2018 - 09/30/2018+	7.72	0.24	0.36	0.60	(0.04)	0.00	0.00	(0.04)
Class A
04/01/2018 - 09/30/2018+	7.02	0.21	0.44	0.65	(0.05)	0.00	0.00	(0.05)
03/31/2018	7.45	0.10	(0.45)	(0.35)	(0.08)	0.00	0.00	(0.08)
03/31/2017	7.31	0.13	0.08	0.21	(0.07)	0.00	0.00	(0.07)
03/31/2016~	7.64	0.08	0.09	0.17	(0.46)	0.00	(0.04)	(0.50)
03/31/2015~	8.16	(0.04)	2.24	2.20	(2.72)	0.00	0.00	(2.72)
03/31/2014~	9.82	0.08	(0.92)	(0.84)	(0.72)	(0.10)	0.00	(0.82)
Class C
04/01/2018 - 09/30/2018+	6.11	0.16	0.38	0.54	(0.11)	0.00	0.00	(0.11)
03/31/2018	6.52	0.04	(0.39)	(0.35)	(0.06)	0.00	0.00	(0.06)
03/31/2017	6.41	0.07	0.06	0.13	(0.02)	0.00	0.00	(0.02)
03/31/2016~	6.80	0.02	0.06	0.08	(0.44)	0.00	(0.03)	(0.47)
03/31/2015~	7.50	(0.10)	2.08	1.98	(2.68)	0.00	0.00	(2.68)
03/31/2014~	9.12	0.02	(0.86)	(0.84)	(0.68)	(0.10)	0.00	(0.78)

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class
04/01/2018 - 09/30/2018+	$8.74	$0.17	$(0.25)	$(0.08)	$(0.31)	$0.00	$0.00	$(0.31)
03/31/2018	8.72	0.23	0.29	0.52	(0.50)	0.00	0.00	(0.50)
03/31/2017	8.22	0.25	0.36	0.61	(0.11)	0.00	0.00	(0.11)
03/31/2016	8.79	0.18	(0.51)	(0.33)	(0.24)	0.00	0.00	(0.24)
03/31/2015	9.62	0.14	(0.21)	(0.07)	(0.76)	0.00	0.00	(0.76)
03/31/2014	10.27	0.01	(0.61)	(0.60)	(0.04)	(0.01)	0.00	(0.05)

12	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.08	(1.24)%	$229,821	1.68	%*	1.68	%*	0.55	%*	0.55	%*	4.05	%*	97%
8.34	2.97	245,233	1.29		1.29		0.55		0.55		2.81		156
8.32	3.34	259,642	0.96		0.96		0.55		0.55		4.68		170
8.22	(1.60)	1,555,418	0.73		0.73		0.55		0.55		2.75		107
8.52	7.73	3,225,556	0.61		0.61		0.55		0.55		(0.86)		99
8.04	(11.12)	392,481	0.58		0.58		0.55		0.55		1.69		123

8.08	(1.28)	16,230	1.78	*	1.78	*	0.65	*	0.65	*	3.85	*	97
8.34	2.86	14,439	1.39		1.39		0.65		0.65		2.75		156
8.32	3.24	12,933	1.06		1.06		0.65		0.65		3.35		170
8.22	(1.70)	4,791	0.83		0.83		0.65		0.65		2.63		107
8.52	7.62	6,002	0.71		0.71		0.65		0.65		0.23		99
8.04	(11.21)	4,228	0.68		0.68		0.65		0.65		2.32		123

$8.44	9.46%	$1,439,926	1.86	%*	1.86	%*	0.74	%*	0.74	%*	6.08	%*	108%
7.75	(4.48)	1,629,304	1.26		1.26		0.74		0.74		1.74		151
8.21	3.19	908,338	1.01		1.01		0.74		0.74		2.17		186
8.05	4.35	838,998	0.94		0.94		0.74		0.74		1.64		100
8.34	29.93	1,613,938	0.80		0.80		0.74		0.74		0.85		202
8.68	(7.40)	2,714,060	0.78		0.78		0.74		0.74		0.76		81

8.27	9.47	36,623	1.96	*	1.96	*	0.84	*	0.84	*	6.05	*	108
7.61	(4.53)	45,816	1.36		1.36		0.84		0.84		1.67		151
8.06	3.00	71,534	1.11		1.11		0.84		0.84		2.02		186
7.91	4.35	80,346	1.04		1.04		0.84		0.84		1.45		100
8.20	29.71	122,308	0.90		0.90		0.84		0.84		(0.53)		202
8.58	(7.47)	77,956	0.88		0.88		0.84		0.84		1.53		81

8.28	7.73	114	2.01	*	2.06	*	0.89	*	0.94	*	6.72	*	108

7.62	9.26	190,290	2.26	*	2.26	*	1.14	*	1.14	*	5.75	*	108
7.02	(4.82)	215,106	1.66		1.66		1.14		1.14		1.37		151
7.45	2.83	214,004	1.41		1.41		1.14		1.14		1.74		186
7.31	3.93	249,860	1.34		1.34		1.14		1.14		1.11		100
7.64	29.19	316,532	1.20		1.20		1.14		1.14		(0.43)		202
8.16	(7.64)	273,498	1.18		1.18		1.14		1.14		1.02		81

6.54	8.82	40,435	3.01	*	3.01	*	1.89	*	1.89	*	5.03	*	108
6.11	(5.50)	45,730	2.41		2.41		1.89		1.89		0.61		151
6.52	2.02	86,337	2.16		2.16		1.89		1.89		1.07		186
6.41	3.01	148,934	2.09		2.09		1.89		1.89		0.32		100
6.80	28.56	185,060	1.95		1.95		1.89		1.89		(1.26)		202
7.50	(8.46)	141,413	1.93		1.93		1.89		1.89		0.22		81

$8.35	(0.91)%	$1,122,398	1.10	%*	1.35	%*	0.61	%*	0.86	%*	3.95	%*	180%
8.74	6.04	1,144,502	1.11		1.40		0.58		0.87		2.65		242
8.72	7.41	1,044,779	0.74		0.97		0.60		0.83		2.86		184
8.22	(3.67)	953,864	0.82	(d)	1.11	(d)	0.66	(d)	0.95	(d)	2.18		290
8.79	(0.67)	632,959	0.84		1.17		0.77		1.10		1.49		383
9.62	(5.89)	708,819	0.75		1.03		0.75		1.03		0.12		80

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	13

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Inflation Response Multi-Asset Fund (Consolidated) (Cont.)
I-2
04/01/2018 - 09/30/2018+	$8.75	$0.17	$(0.26)	$(0.09)	$(0.31)	$0.00	$0.00	$(0.31)
03/31/2018	8.73	0.22	0.29	0.51	(0.49)	0.00	0.00	(0.49)
03/31/2017	8.22	0.23	0.38	0.61	(0.10)	0.00	0.00	(0.10)
03/31/2016	8.79	0.19	(0.52)	(0.33)	(0.24)	0.00	0.00	(0.24)
03/31/2015	9.63	0.15	(0.24)	(0.09)	(0.75)	0.00	0.00	(0.75)
03/31/2014	10.28	0.01	(0.63)	(0.62)	(0.02)	(0.01)	0.00	(0.03)
Class A
04/01/2018 - 09/30/2018+	8.67	0.15	(0.26)	(0.11)	(0.29)	0.00	0.00	(0.29)
03/31/2018	8.66	0.19	0.29	0.48	(0.47)	0.00	0.00	(0.47)
03/31/2017	8.16	0.21	0.36	0.57	(0.07)	0.00	0.00	(0.07)
03/31/2016	8.73	0.16	(0.52)	(0.36)	(0.21)	0.00	0.00	(0.21)
03/31/2015	9.58	0.09	(0.22)	(0.13)	(0.72)	0.00	0.00	(0.72)
03/31/2014	10.24	(0.02)	(0.63)	(0.65)	(0.00)	(0.01)	0.00	(0.01)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
~	A one for three reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(d)	Effective October 1, 2015, the Fund’s Investment advisory fee was decreased by 0.21% to an annual rate of 0.44%.

14	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.35	(1.05)%	$15,443	1.20	%*	1.45	%*	0.71	%*	0.96	%*	3.87	%*	180%
8.75	5.98	12,085	1.21		1.50		0.68		0.97		2.54		242
8.73	7.47	7,044	0.84		1.07		0.70		0.93		2.63		184
8.22	(3.77)	990	0.92	(d)	1.21	(d)	0.76	(d)	1.05	(d)	2.25		290
8.79	(0.88)	1,493	0.94		1.27		0.87		1.20		1.52		383
9.63	(6.02)	3,547	0.85		1.13		0.85		1.13		0.10		80

8.27	(1.23)	7,815	1.55	*	1.80	*	1.06	*	1.31	*	3.51	*	180
8.67	5.62	9,029	1.56		1.85		1.03		1.32		2.20		242
8.66	7.02	9,259	1.19		1.42		1.05		1.28		2.44		184
8.16	(4.07)	9,403	1.27	(d)	1.56	(d)	1.11	(d)	1.40	(d)	1.91		290
8.73	(1.23)	12,005	1.29		1.62		1.22		1.55		0.99		383
9.58	(6.33)	12,677	1.20		1.48		1.20		1.48		(0.21)		80

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	15

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Assets:
Investments, at value
Investments in securities*	$378,930	$2,897,916
Investments in Affiliates	25,877	56,030
Financial Derivative Instruments
Exchange-traded or centrally cleared	163	1,292
Over the counter	1,332	33,815
Deposits with counterparty	1,261	4,208
Foreign currency, at value	832	5,445
Receivable for investments sold	76	21,637
Receivable for investments sold on a delayed-delivery basis	474	69,575
Receivable for TBA investments sold	52,072	548,007
Receivable for Fund shares sold	603	716
Interest and/or dividends receivable	1,353	6,230
Dividends receivable from Affiliates	24	49
Total Assets	462,997	3,644,920

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$119,308	$931,283
Payable for sale-buyback transactions	0	78,433
Payable for short sales	2,772	42,161
Financial Derivative Instruments
Exchange-traded or centrally cleared	142	877
Over the counter	1,097	7,014
Payable for investments purchased	522	33,366
Payable for investments in Affiliates purchased	24	49
Payable for TBA investments purchased	91,125	820,511
Deposits from counterparty	1,841	20,709
Payable for Fund shares redeemed	11	2,054
Accrued investment advisory fees	56	642
Accrued supervisory and administrative fees	48	356
Accrued distribution fees	0	23
Accrued servicing fees	0	44
Other liabilities	0	10
Total Liabilities	216,946	1,937,532

Net Assets	$246,051	$1,707,388

Net Assets Consist of:
Paid in capital	$347,028	$1,678,348
Undistributed (overdistributed) net investment income	(1,576)	(13,898)
Accumulated undistributed net realized gain (loss)	(91,797)	(10,307)
Net unrealized appreciation (depreciation)	(7,604)	53,245

Net Assets	$246,051	$1,707,388

Cost of investments in securities	$390,191	$2,880,853
Cost of investments in Affiliates	$25,878	$56,030
Cost of foreign currency held	$850	$5,526
Proceeds received on short sales	$2,783	$42,212
Cost or premiums of financial derivative instruments, net	$(1,705)	$(560)

* Includes repurchase agreements of:	$754	$429

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Net Assets:
Institutional Class	$229,821	$1,439,926
I-2	16,230	36,623
I-3	N/A	114
Class A	N/A	190,290
Class C	N/A	40,435

Shares Issued and Outstanding:
Institutional Class	28,441	170,611
I-2	2,008	4,430
I-3	N/A	14
Class A	N/A	24,987
Class C	N/A	6,186

Net Asset Value Per Share Outstanding:
Institutional Class	$8.08	$8.44
I-2	8.08	8.27
I-3	N/A	8.28
Class A	N/A	7.62
Class C	N/A	6.54

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	17

Consolidated Statement of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Inflation Response Multi-Asset Fund

Assets:
Investments, at value
Investments in securities*	$1,272,092
Investments in Affiliates	142,487
Financial Derivative Instruments
Exchange-traded or centrally cleared	10,432
Over the counter	19,273
Foreign currency, at value	6,159
Receivable for investments sold	95,144
Receivable for investments sold on a delayed-delivery basis	102
Receivable for TBA investments sold	290,049
Receivable for Fund shares sold	940
Interest and/or dividends receivable	3,184
Dividends receivable from Affiliates	334
Reimbursement receivable from PIMCO	182
Other Assets	26
Total Assets	1,840,404

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$8,235
Over the counter	10,231
Payable for investments purchased	99,825
Payable for investments in Affiliates purchased	334
Payable for TBA investments purchased	557,100
Deposits from counterparty	15,626
Payable for Fund shares redeemed	2,064
Overdraft due to custodian	634
Accrued investment advisory fees	452
Accrued supervisory and administrative fees	246
Accrued servicing fees	1
Total Liabilities	694,748

Net Assets	$1,145,656

Net Assets Consist of:
Paid in capital	$1,203,499
Undistributed (overdistributed) net investment income	14,927
Accumulated undistributed net realized gain (loss)	(71,248)
Net unrealized appreciation (depreciation)	(1,522)

Net Assets	$1,145,656

Cost of investments in securities	$1,278,759
Cost of investments in Affiliates	$161,300
Cost of foreign currency held	$6,179
Cost or premiums of financial derivative instruments, net	$(2,821)

* Includes repurchase agreements of:	$10,285

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

PIMCO Inflation Response Multi-Asset Fund

Net Assets:
Institutional Class	$1,122,398
I-2	15,443
Class A	7,815

Shares Issued and Outstanding:
Institutional Class	134,470
I-2	1,849
Class A	945

Net Asset Value Per Share Outstanding:
Institutional Class	$8.35
I-2	8.35
Class A	8.27

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	19

Statements of Operations

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Investment Income:
Interest	$7,294	$38,002
Dividends	0	37,702
Dividends from Investments in Affiliates	52	157
Total Income	7,346	75,861

Expenses:
Investment advisory fees	385	4,677
Supervisory and administrative fees	329	2,592
Distribution fees - Class C	0	162
Servicing fees - Class A	0	257
Servicing fees - Class C	0	54
Trustee fees	0	3
Interest expense	1,446	10,702
Total Expenses	2,160	18,447

Net Investment Income (Loss)	5,186	57,414

Net Realized Gain (Loss):
Investments in securities	(3,529)	(43,901)
Investments in Affiliates	0	1
Exchange-traded or centrally cleared financial derivative instruments	145	(1,858)
Over the counter financial derivative instruments	3,735	87,295
Short sales	(1)	(3)
Foreign currency	(149)	(634)

Net Realized Gain (Loss)	201	40,900

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(11,265)	23,829
Investments in Affiliates	(1)	0
Exchange-traded or centrally cleared financial derivative instruments	1,574	9,239
Over the counter financial derivative instruments	1,210	51,456
Foreign currency assets and liabilities	(95)	(709)

Net Change in Unrealized Appreciation (Depreciation)	(8,577)	83,815

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,190)	$182,129

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands†)	PIMCO Inflation Response Multi-Asset Fund

Investment Income:
Interest	$20,979
Dividends	5,566
Dividends from Investments in Affiliates	2,356
Total Income	28,901

Expenses:
Investment advisory fees	3,184
Supervisory and administrative fees	1,718
Servicing fees - Class A	11
Trustee fees	2
Interest expense	2,805
Total Expenses	7,720
Waiver and/or Reimbursement by PIMCO	(1,432)
Net Expenses	6,288

Net Investment Income (Loss)	22,613

Net Realized Gain (Loss):
Investments in securities	(19,385)
Investments in Affiliates	(6)
Exchange-traded or centrally cleared financial derivative instruments	2,574
Over the counter financial derivative instruments	(754)
Short sales	262
Foreign currency	(1,352)

Net Realized Gain (Loss)	(18,661)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(11,139)
Investments in Affiliates	(12,349)
Exchange-traded or centrally cleared financial derivative instruments	(513)
Over the counter financial derivative instruments	9,870
Foreign currency assets and liabilities	(376)

Net Change in Unrealized Appreciation (Depreciation)	(14,507)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,555)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	21

Statements of Changes in Net Assets

	PIMCO Long-Term Real Return Fund		PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2018

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$5,186	$7,711	$57,414	$30,978
Net realized gain (loss)	201	(4,627)	40,900	(78,770)
Net change in unrealized appreciation (depreciation)	(8,577)	4,540	83,815	(38,502)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,190)	7,624	182,129	(86,294)

Distributions to Shareholders:
From net investment income
Institutional Class	(4,711)	(4,670)	(7,732)	(18,313)
I-2	(286)	(216)	(276)	(667)
I-3	0	0	(1)	0
Class D	0	0	0	(1,287	)(a)
Class A	0	0	(1,299)	(1,704)
Class C	0	0	(694)	(530)
Tax basis return of capital
Institutional Class	0	(2,345)	0	0
I-2	0	(112)	0	0
I-3	0	0	0	0
Class D	0	0	0	0	(a)
Class A	0	0	0	0
Class C	0	0	0	0

Total Distributions(b)	(4,997)	(7,343)	(10,002)	(22,501)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(5,434)	(13,184)	(400,695)	604,827

Total Increase (Decrease) in Net Assets	(13,621)	(12,903)	(228,568)	496,032

Net Assets:
Beginning of period	259,672	272,575	1,935,956	1,439,924
End of period*	$246,051	$259,672	$1,707,388	$1,935,956

* Including undistributed (overdistributed) net investment income of:	$(1,576)	$(1,765)	$(13,898)	$(61,310)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares converted into Class A Shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$22,613	$27,619
Net realized gain (loss)	(18,661)	20,597
Net change in unrealized appreciation (depreciation)	(14,507)	11,816

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,555)	60,032

Distributions to Shareholders:
From net investment income
Institutional Class	(39,170)	(57,203)
I-2	(539)	(502)
Class A	(292)	(477)
Class C	0	(19	)(a)

Total Distributions(b)	(40,001)	(58,201)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	30,596	100,692

Total Increase (Decrease) in Net Assets	(19,960)	102,523

Net Assets:
Beginning of period	1,165,616	1,063,093
End of period*	$1,145,656	$1,165,616

* Including undistributed (overdistributed) net investment income of:	$14,927	$32,315

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class C Shares liquidated at the close of business on July 28, 2017.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	23

Statements of Cash Flows

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(3,190)	$182,129

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(407,678)	(3,360,613)
Proceeds from sales of long-term securities	465,834	3,720,855
(Purchases) Proceeds from sales of short-term portfolio investments, net	(14,910)	(13,589)
(Increase) decrease in deposits with counterparty	(111)	2,428
(Increase) decrease in receivable for investments sold	(9,335)	(289,592)
(Increase) decrease in interest and/or dividends receivable	403	(421)
(Increase) decrease in dividends receivable from Affiliates	(20)	(33)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	1,395	5,397
Proceeds from (Payments on) over the counter financial derivative instruments	4,455	88,186
Increase (decrease) in payable for investments purchased	15,581	316,405
Increase (decrease) in deposits from counterparty	1,593	3,205
Increase (decrease) in accrued investment advisory fees	(14)	(181)
Increase (decrease) in accrued supervisory and administrative fees	(11)	(103)
Increase (decrease) in accrued distribution fees	0	(22)
Increase (decrease) in accrued servicing fees	0	2
Proceeds from (Payments on) short sales transactions, net	(42)	(21,806)
Proceeds from (Payments on) foreign currency transactions	(244)	(1,343)
Net Realized (Gain) Loss
Investments in securities	3,529	43,901
Investments in Affiliates	0	(1)
Exchange-traded or centrally cleared financial derivative instruments	(145)	1,858
Over the counter financial derivative instruments	(3,735)	(87,295)
Short sales	1	3
Foreign currency	149	634
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	11,265	(23,829)
Investments in Affiliates	1	0
Exchange-traded or centrally cleared financial derivative instruments	(1,574)	(9,239)
Over the counter financial derivative instruments	(1,210)	(51,456)
Foreign currency assets and liabilities	95	709
Net amortization (accretion) on investments	1,235	2,144

Net Cash Provided by (Used for) Operating Activities	63,317	508,333

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	29,673	114,670
Payments on shares redeemed	(42,587)	(524,777)
Cash distributions paid*	(21)	(283)
Proceeds from reverse repurchase agreements	769,482	8,119,067
Payments on reverse repurchase agreements	(804,880)	(8,193,700)
Proceeds from sale-buyback transactions	382,703	1,088,208
Payments on sale-buyback transactions	(397,381)	(1,117,120)

Net Cash Received from (Used for) Financing Activities	(63,011)	(513,935)

Net Increase (Decrease) in Cash and Foreign Currency	306	(5,602)

Cash and Foreign Currency:
Beginning of period	526	11,047
End of period	$832	$5,445

* Reinvestment of distributions	$4,977	$9,719

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$1,366	$10,338

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands†)	PIMCO Inflation Response Multi-Asset Fund
Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(10,555)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(2,476,005)
Proceeds from sales of long-term securities	2,573,495
(Purchases) Proceeds from sales of short-term portfolio investments, net	220,132
(Increase) decrease in deposits with counterparty	4,405
(Increase) decrease in receivable for investments sold	(95,294)
(Increase) decrease in interest and/or dividends receivable	112
(Increase) decrease in dividends receivable from Affiliates	64
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(4,481)
Proceeds from (Payments on) over the counter financial derivative instruments	401
Increase (Decrease) in reimbursement receivable from PIMCO	(27)
(Increase) decrease in other assets	(1)
Increase (decrease) in payable for investments purchased	166,262
Increase (decrease) in deposits from counterparty	10,273
Increase (decrease) in accrued investment advisory fees	(8)
Increase (decrease) in accrued supervisory and administrative fees	(52)
Increase (decrease) in accrued servicing fees	(1)
Proceeds from (Payments on) short sales transactions, net	(5,387)
Proceeds from (Payments on) foreign currency transactions	(1,728)
Net Realized (Gain) Loss
Investments in securities	19,385
Investments in Affiliates	6
Exchange-traded or centrally cleared financial derivative instruments	(2,574)
Over the counter financial derivative instruments	754
Short sales	(262)
Foreign currency	1,352
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	11,139
Investments in Affiliates	12,349
Exchange-traded or centrally cleared financial derivative instruments	513
Over the counter financial derivative instruments	(9,870)
Foreign currency assets and liabilities	376
Net amortization (accretion) on investments	(138)

Net Cash Provided by (Used for) Operating Activities	414,635

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	185,150
Payments on shares redeemed	(191,981)
Increase (decrease) in overdraft due to custodian	634
Cash distributions paid*	(195)
Proceeds from reverse repurchase agreements	1,360,469
Payments on reverse repurchase agreements	(1,740,867)
Proceeds from sale-buyback transactions	397,313
Payments on sale-buyback transactions	(424,220)

Net Cash Received from (Used for) Financing Activities	(413,697)

Net Increase (Decrease) in Cash and Foreign Currency	938

Cash and Foreign Currency:
Beginning of period	5,221
End of period	$6,159

* Reinvestment of distributions	$39,806

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during period	$3,739

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	25

Schedule of Investments PIMCO Long-Term Real Return Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.0%

CORPORATE BONDS & NOTES 8.1%

BANKING & FINANCE 3.0%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$100	$102
Bank of America Corp.
5.875% due 03/15/2028 •(e)		160	159
Barclays PLC
6.500% due 09/15/2019 •(e)(f)	EUR	300	360
8.000% due 12/15/2020 •(e)(f)		220	282
BRFkredit A/S
2.500% due 10/01/2047	DKK	51	8
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)	EUR	200	245
Deutsche Bank AG
3.783% (US0003M + 1.450%) due 01/18/2019 ~		$100	100
4.250% due 10/14/2021		1,000	996
Emerald Bay S.A.
0.000% due 10/08/2020 (b)	EUR	492	540
International Lease Finance Corp.
6.250% due 05/15/2019		$100	102
8.250% due 12/15/2020		1,000	1,093
John Deere Capital Corp.
2.656% (US0003M + 0.290%) due 06/22/2020 ~		200	201
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~		200	201
7.000% due 06/27/2019 •(e)(f)	GBP	200	265
Macquarie Bank Ltd.
2.687% (US0003M + 0.350%) due 04/04/2019 ~		$100	100
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		100	100
Navient Corp.
4.875% due 06/17/2019		200	202
8.000% due 03/25/2020		300	318
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	1	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		125	20
Realkredit Danmark A/S
2.500% due 07/01/2047		104	17
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		$300	302
4.519% due 06/25/2024 •		200	200
UBS AG
2.637% due 12/07/2018 •		700	700
2.907% due 06/08/2020 •		700	703

			7,316

INDUSTRIALS 3.6%
Allergan Funding SCS
3.000% due 03/12/2020		100	100
Allergan Sales LLC
5.000% due 12/15/2021		1,000	1,038
BAT Capital Corp.
2.909% due 08/14/2020 •		200	201
Daimler Finance North America LLC
2.250% due 09/03/2019		500	497
Dell International LLC
3.480% due 06/01/2019		800	802
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~		200	200
eBay, Inc.
2.750% due 01/30/2023		200	193

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EMC Corp.
2.650% due 06/01/2020		$600	$589
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~		300	300
Hyundai Capital America
3.137% due 09/18/2020 •		1,200	1,203
Mylan NV
3.750% due 12/15/2020		700	701
Sunoco Logistics Partners Operations LP
4.400% due 04/01/2021		300	305
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		400	409
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~		90	90
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		700	693
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		1,300	1,288
3.375% due 11/30/2021		200	198

			8,807

UTILITIES 1.5%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~		400	404
3.289% (US0003M + 0.950%) due 07/15/2021 ~		600	607
5.150% due 02/15/2050		200	190
5.300% due 08/15/2058		100	95
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~		100	100
Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	100	116
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		$470	471
Petrobras Global Finance BV
5.999% due 01/27/2028		1,050	971
6.250% due 12/14/2026	GBP	100	132
7.375% due 01/17/2027		$400	406
8.750% due 05/23/2026		100	110
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~		100	100
Sprint Communications, Inc.
7.000% due 03/01/2020		100	104

			3,806

Total Corporate Bonds & Notes (Cost $20,142)			19,929

U.S. GOVERNMENT AGENCIES 17.0%
Fannie Mae, TBA
3.500% due 10/01/2033 - 11/01/2048		27,510	27,117
4.000% due 11/01/2048		14,300	14,420
Freddie Mac
2.396% due 10/25/2029 •		209	208
2.496% due 09/25/2031 •		32	32
6.657% due 05/15/2035 •		32	33

Total U.S. Government Agencies (Cost $41,876)			41,810

U.S. TREASURY OBLIGATIONS 112.5%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021		425	417
0.125% due 04/15/2022 (j)(l)		725	705
0.500% due 01/15/2028		2,656	2,551
0.625% due 02/15/2043		4,472	4,073
0.750% due 02/15/2042		27,536	25,898

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.875% due 02/15/2047	$24,019	$23,005
1.000% due 02/15/2046	14,124	13,965
1.000% due 02/15/2048 (h)	37,351	36,928
1.375% due 02/15/2044	17,063	18,314
2.125% due 02/15/2040 (h)(l)	20,999	25,418
2.125% due 02/15/2041 (h)	36,583	44,583
2.500% due 01/15/2029 (h)	35,385	40,713
3.375% due 04/15/2032 (j)(l)	2,661	3,461
3.875% due 04/15/2029 (h)	28,562	36,820

Total U.S. Treasury Obligations (Cost $286,058)		276,851

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Adjustable Rate Mortgage Trust
3.709% due 01/25/2036 ^~	117	112
Alliance Bancorp Trust
2.456% due 07/25/2037 •	234	211
Banc of America Funding Trust
3.946% due 03/20/2036 ~	192	187
Banc of America Mortgage Trust
3.659% due 11/25/2035 ^~	18	18
Bear Stearns Adjustable Rate Mortgage Trust
4.145% due 07/25/2036 ^~	43	41
4.164% due 02/25/2036 ^~	22	21
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •	38	38
Citigroup Mortgage Loan Trust, Inc.
3.890% due 09/25/2035 •	30	29
4.113% due 12/25/2035 ^~	288	217
Countrywide Alternative Loan Trust
2.845% due 12/25/2035 •	240	222
3.716% due 02/25/2037 ^~	164	160
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	41	33
GMAC Mortgage Corp. Loan Trust
3.939% due 11/19/2035 ~	191	183
Merrill Lynch Mortgage Investors Trust
2.876% due 09/25/2029 •	187	186
Residential Accredit Loans, Inc. Trust
2.396% due 06/25/2046 •	187	86
Residential Asset Securitization Trust
2.616% due 05/25/2035 •	297	257
2.666% due 12/25/2036 ^•	376	124
5.000% due 08/25/2019	18	18
5.750% due 03/25/2037	133	85
6.250% due 10/25/2036 ^	210	209
Structured Adjustable Rate Mortgage Loan Trust
4.200% due 07/25/2035 ^~	121	112
Structured Asset Mortgage Investments Trust
2.426% due 04/25/2036 •	15	14
Thornburg Mortgage Securities Trust
2.956% due 09/25/2044 •	181	179
Wachovia Mortgage Loan Trust LLC
4.114% due 10/20/2035 ~	121	113
WaMu Mortgage Pass-Through Certificates Trust
2.486% due 12/25/2045 •	99	99
3.770% due 08/25/2036 ^~	74	70
4.331% due 09/25/2033 ~	62	64
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	19	17
Wells Fargo Mortgage-Backed Securities Trust
4.121% due 07/25/2034 ~	97	100

Total Non-Agency Mortgage-Backed Securities (Cost $3,134)		3,205

ASSET-BACKED SECURITIES 4.5%
ACE Securities Corp. Home Equity Loan Trust
2.276% due 10/25/2036 •	33	18
Apidos CLO
3.322% due 01/19/2025 •	49	49

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Argent Mortgage Loan Trust
2.456% due 05/25/2035 •	$70	$66
Citigroup Mortgage Loan Trust
2.446% due 12/25/2036 •	106	77
Citigroup Mortgage Loan Trust, Inc.
2.546% due 10/25/2036 •	300	286
Countrywide Asset-Backed Certificates
2.356% due 05/25/2035 •	39	37
2.356% due 07/25/2037 •	26	24
2.466% due 03/25/2037 •	200	188
Credit-Based Asset Servicing & Securitization Trust
2.276% due 11/25/2036 •	23	15
Crown Point CLO Ltd.
3.276% due 07/17/2028 •	600	600
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •	200	200
Figueroa CLO Ltd.
3.188% due 06/20/2027 •	400	400
First Franklin Mortgage Loan Trust
2.686% due 11/25/2036 •	500	445
Fremont Home Loan Trust
2.351% due 10/25/2036 •	74	70
GSAMP Trust
3.191% due 03/25/2035 ^•	403	355
Home Equity Asset Trust
3.071% due 08/25/2034 •	33	33
Home Equity Mortgage Loan Asset-Backed Trust
2.436% due 04/25/2037 •	128	104
ICG U.S. CLO Ltd.
3.189% due 01/16/2028 •	250	250
IndyMac Mortgage Loan Trust
2.286% due 07/25/2036 •	121	57
Jamestown CLO Ltd.
3.209% due 01/15/2028 •	300	299
JMP Credit Advisors CLO Ltd.
3.186% due 01/17/2028 •	250	250
Lehman XS Trust
5.226% due 06/25/2036 Ø	77	72
Loomis Sayles CLO Ltd.
3.239% due 04/15/2028 •	400	400
MASTR Specialized Loan Trust
3.416% due 07/25/2035 •	1,417	1,346
Monarch Grove CLO
3.215% due 01/25/2028 •	400	398
Morgan Stanley ABS Capital, Inc. Trust
2.346% due 10/25/2036 •	139	132
Morgan Stanley Mortgage Loan Trust
3.784% due 11/25/2036 ^•	788	398
Navient Student Loan Trust
3.366% due 03/25/2066 •	465	473
Octagon Investment Partners Ltd.
3.189% due 07/15/2027 •	290	290
Renaissance Home Equity Loan Trust
3.316% due 09/25/2037 •	474	267
Sound Point CLO Ltd.
3.199% due 04/15/2027 •	500	499
Soundview Home Loan Trust
2.276% due 11/25/2036 •	329	148
2.496% due 05/25/2036 •	200	196

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sudbury Mill CLO Ltd.
3.486% due 01/17/2026 •		$613	$613
Symphony CLO Ltd.
3.369% due 10/15/2025 •		684	684
Telos CLO Ltd.
3.286% due 04/17/2028 •		300	300
Venture CLO Ltd.
3.111% due 02/28/2026 •		640	637
VOLT LLC
3.125% due 09/25/2047 Ø		150	149
WhiteHorse Ltd.
3.266% due 04/17/2027 •		300	299

Total Asset-Backed Securities (Cost $11,365)			11,124

SOVEREIGN ISSUES 6.2%
Argentina Government International Bond
5.875% due 01/11/2028		230	183
6.875% due 01/26/2027		580	494
30.131% (BADLARPP) due 10/04/2022 ~	ARS	100	4
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		2,116	49
43.077% (ARLLMONP) due 06/21/2020 ~		11,164	315
Australia Government International Bond
1.250% due 02/21/2022 (d)	AUD	635	471
3.000% due 09/20/2025 (d)		1,501	1,250
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (b)	BRL	22,410	5,464
Canadian Government Real Return Bond
4.250% due 12/01/2026 (d)	CAD	764	763
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	40	51
3.750% due 07/26/2023		120	158
3.875% due 05/06/2022		100	129
4.250% due 11/04/2025		90	123
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (d)		101	120
2.350% due 09/15/2019 (d)		686	822
2.350% due 09/15/2024 (d)		737	899
Mexico Government International Bond
4.500% due 11/22/2035 (d)	MXN	7,304	426
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	428	300
2.500% due 09/20/2035 (d)		1,357	1,014
Qatar Government International Bond
3.875% due 04/23/2023		$300	303
5.103% due 04/23/2048		200	208
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	35	52
0.125% due 03/22/2046 (d)		99	200
0.125% due 08/10/2048 (d)		92	192
0.125% due 11/22/2065 (d)		339	940
4.250% due 12/07/2027		200	323

Total Sovereign Issues (Cost $16,736)			15,253

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.4%

COMMERCIAL PAPER 2.0%
Energy Transfer Partners
2.842% due 10/03/2018		$2,200	$2,199
Royal Caribbean Cruise
2.703% due 10/18/2018		2,500	2,497
Toronto-Dominion Bank
1.710% due 10/01/2018	CAD	100	77

			4,773

REPURCHASE AGREEMENTS (g) 0.3%
			754

ARGENTINA TREASURY BILLS 0.2%
(31.467)% due 10/12/2018 - 12/28/2018 (a)(b)	ARS	750	19
2.803% due 10/12/2018 - 11/16/2018 (a)(b)		$481	479

			498

GREECE TREASURY BILLS 0.1%
1.082% due 10/05/2018 (b)(c)	EUR	210	244

JAPAN TREASURY BILLS 1.8%
(0.153)% due 10/29/2018 (b)(c)	JPY	510,000	4,489

Total Short-Term Instruments (Cost $10,880)			10,758

Total Investments in Securities (Cost $390,191)			378,930

		SHARES
INVESTMENTS IN AFFILIATES 10.5%

SHORT-TERM INSTRUMENTS 10.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.5%
PIMCO Short-Term Floating NAV Portfolio III		2,617,304	25,877

Total Short-Term Instruments (Cost $25,878)			25,877

Total Investments in Affiliates (Cost $25,878)			25,877

Total Investments 164.5% (Cost $416,069)			$404,807

Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $(1,705))			256

Other Assets and Liabilities, net (64.6)%			(159,012)

Net Assets 100.0%			$246,051

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	27

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)

(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$754	U.S. Treasury Notes 2.750% due 07/31/2023	$(771)	$754	$754

Total Repurchase Agreements						$(771)	$754	$754

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
GRE	2.140%	07/19/2018	10/19/2018	$(26,144)	$(26,259)
	2.140	07/23/2018	10/23/2018	(2,324)	(2,333)
	2.170	07/27/2018	10/29/2018	(31,919)	(32,046)
	2.250	09/11/2018	11/13/2018	(10,841)	(10,855)
RCY	2.120	08/08/2018	10/09/2018	(12,496)	(12,535)
	2.150	08/13/2018	10/16/2018	(35,177)	(35,280)

Total Reverse Repurchase Agreements					$(119,308)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.1)%
Fannie Mae, TBA	3.000%	11/01/2048	$2,900	$(2,783)	$(2,772)

Total Short Sales (1.1)%				$(2,783)	$(2,772)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$754	$0	$0	$754	$(771)	$(17)
GRE	0	(71,493)	0	(71,493)	70,926	(567)
RCY	0	(47,815)	0	(47,815)	47,576	(239)

Total Borrowings and Other Financing Transactions	$754	$(119,308)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(108,453)	$(10,855)	$0	$(119,308)

Total Borrowings	$0	$(108,453)	$(10,855)	$0	$(119,308)

Payable for reverse repurchase agreements					$(119,308)

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

(h)	Securities with an aggregate market value of $118,682 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(142,454) at a weighted average interest rate of 1.974%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	$118.750	11/23/2018	2	$2	$0	$0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	119.000	11/23/2018	69	69	1	0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	120.500	11/23/2018	7	7	0	0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	121.000	11/23/2018	313	313	3	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	109.500	11/23/2018	6	6	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	110.500	11/23/2018	166	166	1	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	111.000	11/23/2018	11	11	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	112.000	11/23/2018	64	64	1	1
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	110.000	11/23/2018	36	36	0	0

Total Purchased Options					$6	$1

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	$120.000	10/26/2018	8	$8	$(5)	$(10)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	6	6	(3)	(2)
Put - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	10	10	(8)	(19)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.500	10/26/2018	4	4	(1)	(1)

Total Written Options					$(17)	$(32)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Call Options Strike @ EUR 162.000 on Euro-OAT France Government 10-Year Bond December 2018 Futures	11/2018	14	$0	$0	$0	$0
Euro-Bund 10-Year Bond December Futures	12/2018	31	5,715	(26)	16	(2)
Put Options Strike @ EUR 150.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	13	0	0	0	0
U.S. Treasury 10-Year Note December Futures	12/2018	409	48,582	(632)	13	0
United Kingdom Long Gilt December Futures	12/2018	1	158	0	0	0

				$(658)	$29	$(2)

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
Australia Government 3-Year Note December Futures	12/2018	7	$(563)	$1	$0	$(1)
Australia Government 10-Year Bond December Futures	12/2018	6	(559)	4	0	(3)
Call Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	13	(4)	2	0	(2)
Euro-BTP Italy Government Bond December Futures	12/2018	14	(2,013)	35	70	0
Euro-OAT France Government 10-Year Bond December Futures	12/2018	57	(9,996)	64	1	(24)
Japan Government 10-Year Bond December Futures	12/2018	1	(1,321)	0	1	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	29

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
Put Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	7	$(10)	$(3)	$4	$0
U.S. Treasury 5-Year Note December Futures	12/2018	469	(52,752)	384	0	(25)
U.S. Treasury 10-Year Ultra December Futures	12/2018	135	(17,010)	313	0	0
U.S. Treasury 30-Year Bond December Futures	12/2018	122	(17,141)	453	19	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	1	(154)	5	0	0

				$1,258	$95	$(56)

Total Futures Contracts				$600	$124	$(58)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.423%	EUR	100	$2	$0	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023	$	969	$(61)	$(16)	$(77)	$0	$(1)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023		2,600	(183)	(10)	(193)	0	(1)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	1,400	(25)	(11)	(36)	0	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		3,900	(110)	11	(99)	0	0

						$(379)	$(26)	$(405)	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047	$	1,020	$3	$153	$156	$5	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		100	0	6	6	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		482	3	23	26	2	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		160	0	8	8	1	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(30)	(26)	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020	$	8,280	155	(24)	131	0	(2)
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		5,000	76	(174)	(98)	3	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		1,400	9	(48)	(39)	1	0
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		2,250	(4)	130	126	0	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		5,600	150	126	276	0	(1)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		9,710	89	223	312	0	(1)
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		5,690	(17)	41	24	0	0
Receive	3-Month USD-LIBOR	2.720	Semi-Annual	07/18/2028		190	2	5	7	0	0
Receive(6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		5,300	0	18	18	1	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		2,470	247	242	489	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		240	29	2	31	0	0
Pay	3-Month USD-LIBOR	3.090	Semi-Annual	09/13/2048		1,070	0	(17)	(17)	0	(1)
Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/20/2021	GBP	7,450	49	7	56	1	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		5,640	91	51	142	0	(9)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		1,840	(11)	16	5	0	(14)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	2	1	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		60,000	(1)	3	2	0	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		320,000	(17)	7	(10)	0	0
Receive	CPTFEMU	1.535	Maturity	06/15/2023	EUR	560	0	(1)	(1)	1	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		100	0	(1)	(1)	0	0
Receive	CPTFEMU	1.620	Maturity	05/15/2028		670	0	1	1	2	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		300	(1)	0	(1)	0	(1)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		300	1	(2)	(1)	1	0

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CPURNSA	2.070%	Maturity	10/04/2019	$	5,500	$0	$(60)	$(60)	$0	$(2)
Pay	CPURNSA	2.027	Maturity	11/23/2020		1,300	5	10	15	1	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		1,300	5	11	16	1	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		2,000	55	20	75	0	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		770	18	8	26	0	0
Pay	CPURNSA	2.220	Maturity	04/13/2023		2,040	0	8	8	0	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		400	0	1	1	0	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		610	0	0	0	0	(1)
Receive	CPURNSA	1.730	Maturity	07/26/2026		2,000	(95)	(24)	(119)	1	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		770	(30)	(10)	(40)	0	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		400	0	0	0	0	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		600	0	0	0	0	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		610	0	0	0	0	0
Receive	CPURNSA	2.370	Maturity	06/06/2028		1,300	0	(1)	(1)	0	0
Receive	CPURNSA	2.379	Maturity	07/09/2028		15,300	(3)	10	7	4	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	120	0	1	1	0	0
Pay	FRCPXTOB	1.150	Maturity	08/06/2020		1,020	0	4	4	0	0
Pay	FRCPXTOB	1.160	Maturity	08/15/2020		1,370	1	4	5	0	(1)
Pay	FRCPXTOB	1.315	Maturity	08/15/2020		2,870	0	11	11	1	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		550	0	2	2	0	(1)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		810	0	(5)	(5)	1	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		290	0	0	0	1	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		1,440	0	3	3	3	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		200	0	1	1	0	0
Receive	FRCPXTOB	1.621	Maturity	07/15/2028		1,410	0	5	5	1	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		230	1	4	5	0	0
Receive	FRCPXTOB	3.513	Maturity	09/15/2028	GBP	500	0	1	1	0	0
Receive	FRCPXTOB	3.500	Maturity	09/15/2033		30	0	0	0	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		640	(3)	(4)	(7)	0	(1)
Receive	UKRPI	3.358	Maturity	04/15/2035		4,900	(231)	143	(88)	0	(12)
Pay	UKRPI	3.585	Maturity	10/15/2046		240	(2)	(8)	(10)	1	0
Pay	UKRPI	3.428	Maturity	03/15/2047		980	75	(3)	72	3	0

							$652	$899	$1,551	$38	$(50)

Total Swap Agreements							$275	$873	$1,148	$38	$(52)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$1	$124	$38	$163	$(32)	$(58)	$(52)	$(142)

(j)

Securities with an aggregate market value of $1,248 and cash of $1,261 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	31

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2018	JPY	20,000		$181	$5	$0
	10/2018		$3,073	AUD	4,234	0	(12)
	11/2018	AUD	4,234		$3,073	12	0
	11/2018		$429	GBP	328	0	(1)
BPS	10/2018	ARS	5,526		$145	12	0
	10/2018	BRL	4,650		1,348	197	0
	10/2018	JPY	150,000		1,359	36	0
	10/2018		$97	ARS	3,944	0	(3)
	10/2018		1,174	BRL	4,650	0	(23)
	10/2018		4,340	EUR	3,685	0	(62)
	10/2018		431	GBP	328	0	(4)
	11/2018	EUR	3,685		$4,351	62	0
	01/2019	BRL	8,846		2,386	212	0
BRC	10/2018	JPY	150,000		1,359	36	0
CBK	10/2018	BRL	597		145	0	(2)
	10/2018	EUR	3,685		4,308	29	0
	10/2018		$149	BRL	597	0	(1)
	10/2018		1,657	GBP	1,260	0	(15)
	12/2018		378	IDR	5,661,240	0	(3)
	01/2019	BRL	2,454		$645	42	0
GLM	10/2018	AUD	3,619		2,619	3	0
	12/2018		$620	COP	1,923,177	28	0
HUS	10/2018	BRL	597		$149	1	0
	10/2018	CAD	2,331		1,785	0	(19)
	10/2018	EUR	50		62	4	0
	10/2018	NZD	1,847		1,221	0	(4)
	10/2018		$145	BRL	597	3	0
	10/2018		1,229	NZD	1,847	0	(5)
	11/2018	BRL	597		$144	0	(3)
	11/2018	NZD	1,847		1,229	5	0
	12/2018	CNH	4,136		606	7	0
JPM	10/2018	AUD	615		443	0	(2)
	10/2018	BRL	8,150		2,036	18	0
	10/2018	JPY	148,500		1,316	9	0
	10/2018	MXN	3,693		196	0	0
	10/2018		$2,088	BRL	8,150	0	(71)
	10/2018		24,227	GBP	18,529	0	(77)
	11/2018	GBP	2,200		$2,902	31	0
	11/2018		$1,319	JPY	148,500	0	(9)
	01/2019	BRL	10,336		$2,783	243	0
MSB	01/2019		$903	BRL	3,400	0	(68)
RYL	10/2018	EUR	160		$200	14	0
SCX	10/2018	BRL	4,200		1,215	176	0
	10/2018		$1,049	BRL	4,200	0	(9)
	10/2018		282	GBP	214	0	(3)
	01/2019	BRL	4,174		$1,121	95	0
SOG	10/2018	GBP	20,003		25,779	0	(293)
SSB	10/2018	CAD	100		77	0	0
	10/2018		$1,338	JPY	148,500	0	(31)
UAG	10/2018	JPY	190,000		$1,722	46	0
	11/2018		$535	RUB	34,320	0	(13)

Total Forward Foreign Currency Contracts						$1,326	$(733)

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2048	$71.500	10/04/2018	$ 11,300	$0	$0
FAR	Call - OTC Fannie Mae, TBA 3.000% due 10/01/2048	109.000	10/04/2018	1,100	0	0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048	73.000	10/04/2018	17,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	73.500	11/06/2018	5,710	0	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	70.000	11/06/2018	1,000	0	0

Total Purchased Options					$1	$0

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900%	11/21/2018	EUR	1,400	$(2)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC USD versus BRL	BRL	4.000	10/17/2018	$530	$(12)	$(16)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)		Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$93,600	$(834)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	9,000	(409)	(48)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$4,100	(30)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		300	(2)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		29,800	(337)	(13)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		13,300	(246)	(16)

							$(1,858)	$(77)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap(2)	3-Month USD-LIBOR	Pay	3.250%	12/04/2018	$	2,500	$(14)	$(9)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(2)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$21,400	$(17)	$(28)

Total Written Options						$(1,903)	$(130)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	03/20/2019	0.410%	$1,000	$(17)	$20	$3	$0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	200	(17)	13	0	(4)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	300	(26)	20	0	(6)
HUS	Brazil Govsernment International Bond	1.000	Quarterly	06/20/2022	2.130	200	(13)	5	0	(8)

							$(73)	$58	$3	$(18)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	33

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	3,480	$0	$0	$0	$0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		450	0	(1)	0	(1)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		1,830	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		390	0	(1)	0	(1)
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022	$	900	6	(74)	0	(68)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		1,700	0	(128)	0	(128)
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020	ILS	2,140	0	1	1	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,430	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		730	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		310	0	(1)	0	(1)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,130	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		240	0	(1)	0	(1)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		1,760	0	0	0	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		380	0	0	0	0
MYC	Pay	CPURNSA	1.805	Maturity	09/20/2026	$	300	0	(16)	0	(16)

								$6	$(219)	$3	$(216)

Total Swap Agreements								$(67)	$(161)	$6	$(234)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$17	$0	$3	$20	$(13)	$0	$(1)	$(14)	$6	$0	$6
BPS	519	0	0	519	(92)	0	0	(92)	427	(520)	(93)
BRC	36	0	1	37	0	0	(1)	(1)	36	0	36
CBK	71	0	0	71	(21)	(9)	(4)	(34)	37	0	37
DUB	0	0	0	0	0	0	(202)	(202)	(202)	(30)	(232)
GLM	31	0	2	33	0	(48)	(1)	(49)	(16)	(350)	(366)
HUS	20	0	0	20	(31)	0	(9)	(40)	(20)	0	(20)
JPM	301	0	0	301	(159)	(45)	0	(204)	97	(300)	(203)
MSB	0	0	0	0	(68)	0	0	(68)	(68)	0	(68)
MYC	0	0	0	0	0	(28)	(16)	(44)	(44)	(248)	(292)
RYL	14	0	0	14	0	0	0	0	14	0	14
SCX	271	0	0	271	(12)	0	0	(12)	259	(390)	(131)
SOG	0	0	0	0	(293)	0	0	(293)	(293)	592	299
SSB	0	0	0	0	(31)	0	0	(31)	(31)	0	(31)
UAG	46	0	0	46	(13)	0	0	(13)	33	0	33

Total Over the Counter	$1,326	$0	$6	$1,332	$(733)	$(130)	$(234)	$(1,097)

(l)

Securities with an aggregate market value of $592 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	124	124
Swap Agreements	0	0	0	0	38	38

	$0	$0	$0	$0	$163	$163

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,326	$0	$1,326
Swap Agreements	0	3	0	0	3	6

	$0	$3	$0	$1,326	$3	$1,332

	$0	$3	$0	$1,326	$166	$1,495

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$32	$32
Futures	0	0	0	0	58	58
Swap Agreements	0	2	0	0	50	52

	$0	$2	$0	$0	$140	$142

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$733	$0	$733
Written Options	0	0	0	16	114	130
Swap Agreements	0	18	0	0	216	234

	$0	$18	$0	$749	$330	$1,097

	$0	$20	$0	$749	$470	$1,239

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(14)	$(14)
Written Options	0	0	0	0	85	85
Futures	0	0	0	0	(268)	(268)
Swap Agreements	0	(174)	0	0	516	342

	$0	$(174)	$0	$0	$319	$145

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,337	$0	$4,337
Purchased Options	0	0	0	0	(312)	(312)
Written Options	0	42	0	10	38	90
Swap Agreements	0	9	0	0	(389)	(380)

	$0	$51	$0	$4,347	$(663)	$3,735

	$0	$(123)	$0	$4,347	$(344)	$3,880

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	35

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)

September 30, 2018 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Written Options	0	0	0	0	(14)	(14)
Futures	0	0	0	0	1,274	1,274
Swap Agreements	0	(6)	0	0	321	315

	$0	$(6)	$0	$0	$1,580	$1,574

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$923	$0	$923
Purchased Options	0	0	0	0	93	93
Written Options	0	(9)	0	(3)	37	25
Swap Agreements	0	(21)	0	0	190	169

	$0	$(30)	$0	$920	$320	$1,210

	$0	$(36)	$0	$920	$1,900	$2,784

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,316	$0	$7,316
Industrials	0	8,807	0	8,807
Utilities	0	3,806	0	3,806
U.S. Government Agencies	0	41,810	0	41,810
U.S. Treasury Obligations	0	276,851	0	276,851
Non-Agency Mortgage-Backed Securities	0	3,205	0	3,205
Asset-Backed Securities	0	11,124	0	11,124
Sovereign Issues	0	15,253	0	15,253
Short-Term Instruments
Commercial Paper	0	4,773	0	4,773
Repurchase Agreements	0	754	0	754
Argentina Treasury Bills	0	498	0	498
Greece Treasury Bills	0	244	0	244
Japan Treasury Bills	0	4,489	0	4,489

	$0	$378,930	$0	$378,930

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,877	$0	$0	$25,877

Total Investments	$25,877	$378,930	$0	$404,807

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,772)	$0	$(2,772)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	125	38	0	163
Over the counter	0	1,332	0	1,332

	$125	$1,370	$0	$1,495

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(58)	(84)	0	(142)
Over the counter	0	(1,097)	0	(1,097)

	$(58)	$(1,181)	$0	$(1,239)

Total Financial Derivative Instruments	$67	$189	$0	$256

Totals	$25,944	$376,347	$0	$402,291

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 169.7%

CORPORATE BONDS & NOTES 4.7%

BANKING & FINANCE 2.8%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$100	$102
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(f)(g)	EUR	200	242
7.000% due 02/19/2019 •(f)(g)		200	237
Bank of America Corp.
5.875% due 03/15/2028 •(f)		$1,140	1,131
Bank of Ireland
7.375% due 06/18/2020 •(f)(g)	EUR	640	806
Barclays PLC
6.500% due 09/15/2019 •(f)(g)		200	240
7.000% due 09/15/2019 •(f)(g)	GBP	400	527
8.000% due 12/15/2020 •(f)(g)	EUR	1,400	1,795
BRFkredit A/S
2.500% due 10/01/2047	DKK	25	4
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	1,100	1,347
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,700	1,692
Deutsche Bank AG
4.250% due 10/14/2021		6,200	6,176
General Motors Financial Co., Inc.
2.350% due 10/04/2019		100	99
Goldman Sachs Group, Inc.
3.534% (US0003M + 1.200%) due 09/15/2020 ~		7,000	7,112
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,400	2,273
ING Bank NV
2.625% due 12/05/2022		$2,000	1,945
International Lease Finance Corp.
5.875% due 04/01/2019		100	101
6.250% due 05/15/2019		200	204
8.250% due 12/15/2020		500	547
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~		1,300	1,304
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		900	902
Nationwide Building Society
6.875% due 06/20/2019 •(f)(g)	GBP	500	666
Navient Corp.
5.500% due 01/15/2019		$1,600	1,610
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	4	1
Nykredit Realkredit A/S
2.500% due 10/01/2047		19	3
Realkredit Danmark A/S
2.500% due 07/01/2047		84	14
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		$1,900	1,913
4.519% due 06/25/2024 •		1,200	1,198
7.500% due 08/10/2020 •(f)(g)		400	411
8.625% due 08/15/2021 •(f)(g)		520	558
Toronto-Dominion Bank
2.250% due 03/15/2021		3,000	2,930
UBS AG
2.637% due 12/07/2018 •		4,500	4,502
2.907% due 06/08/2020 •		4,600	4,621

			47,213

INDUSTRIALS 0.4%
BAT Capital Corp.
2.909% due 08/14/2020 •		1,500	1,506
Dell International LLC
3.480% due 06/01/2019		200	201

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~		$1,400	$1,400
eBay, Inc.
2.750% due 01/30/2023		1,200	1,156
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~		1,700	1,700
Ryder System, Inc.
2.450% due 09/03/2019		100	100
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		100	104
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		200	204
Time Warner Cable LLC
8.250% due 04/01/2019		100	103
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		295	327
VMware, Inc.
3.900% due 08/21/2027		200	189
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		400	398

			7,388

UTILITIES 1.5%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~		2,600	2,624
3.289% (US0003M + 0.950%) due 07/15/2021 ~		4,100	4,150
5.000% due 03/01/2021		100	104
5.150% due 02/15/2050		1,400	1,328
5.300% due 08/15/2058		500	478
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~		700	704
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	120	123
4.625% due 10/15/2018	EUR	740	861
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		$3,280	3,286
Petrobras Global Finance BV
5.299% due 01/27/2025		7,437	6,965
7.375% due 01/17/2027		2,500	2,536
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~		800	799
Sprint Communications, Inc.
9.000% due 11/15/2018		2,200	2,216

			26,174

Total Corporate Bonds & Notes (Cost $81,609)			80,775

U.S. GOVERNMENT AGENCIES 18.4%
Fannie Mae
2.896% due 02/25/2041 •		341	348
2.947% due 09/01/2044 - 10/01/2044 •		24	24
4.000% due 09/01/2048		200	202
Fannie Mae, TBA
3.500% due 10/01/2033 - 11/01/2048		152,930	150,427
4.000% due 10/01/2048 - 12/01/2048		161,000	162,301
Freddie Mac
2.758% due 12/15/2037 •		150	151
4.079% due 09/01/2036 •		64	67
4.142% due 10/01/2036 •		44	46
4.238% due 07/01/2036 •		76	79
NCUA Guaranteed Notes
2.681% due 12/08/2020 •		689	692

Total U.S. Government Agencies (Cost $314,906)			314,337

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 94.0%
U.S. Treasury Bonds
3.000% due 02/15/2048 (m)	$140	$135
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2019 (i)	233,221	231,807
0.125% due 04/15/2020 (i)(k)(m)	366,889	362,219
0.125% due 04/15/2021 (i)	392,177	384,291
0.125% due 04/15/2022 (k)	13,594	13,213
0.125% due 07/15/2022 (m)	535	522
0.125% due 01/15/2023	6,903	6,686
0.125% due 07/15/2024 (m)	6,497	6,245
0.125% due 07/15/2026	11,291	10,655
0.250% due 01/15/2025 (i)	28,481	27,343
0.375% due 07/15/2025	49,869	48,317
0.375% due 01/15/2027 (i)(m)	2,598	2,482
0.500% due 01/15/2028 (i)	116,973	112,351
0.625% due 07/15/2021 (i)	76,828	76,647
0.625% due 04/15/2023 (k)(m)	2,333	2,304
0.625% due 01/15/2024	20,662	20,395
0.625% due 01/15/2026	39,125	38,312
0.750% due 02/15/2045 (m)	2,354	2,193
0.875% due 02/15/2047	11,531	11,044
1.000% due 02/15/2046 (m)	2,553	2,524
1.000% due 02/15/2048 (m)	27,758	27,444
1.250% due 07/15/2020 (k)	23,612	23,887
1.750% due 01/15/2028	46,646	49,975
1.875% due 07/15/2019	37,650	38,121
2.000% due 01/15/2026	18,450	19,858
2.125% due 02/15/2040 (m)	35	42
2.125% due 02/15/2041 (m)	2,221	2,707
2.375% due 01/15/2025	47,875	52,185
2.375% due 01/15/2027 (m)	225	251
2.500% due 01/15/2029 (m)	12,722	14,638
3.375% due 04/15/2032	7,983	10,385
3.875% due 04/15/2029 (m)	4,812	6,203

Total U.S. Treasury Obligations (Cost $1,632,261)		1,605,381

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Alliance Bancorp Trust
2.456% due 07/25/2037 •	802	725
BCAP LLC Trust
3.638% due 04/26/2036 ~	776	660
Bear Stearns Adjustable Rate Mortgage Trust
3.912% due 01/25/2035 ~	92	92
4.145% due 07/25/2036 ^~	206	194
4.164% due 02/25/2036 ^~	559	530
Chase Mortgage Finance Trust
3.517% due 12/25/2035 ^~	44	43
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •	8	8
Citigroup Mortgage Loan Trust, Inc.
3.410% due 09/25/2035 •	8	9
3.889% due 03/25/2034 ~	87	88
4.240% due 09/25/2035 •	14	14
Countrywide Alternative Loan Trust
2.326% due 06/25/2046 •	217	208
5.500% due 11/25/2035	135	128
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	177	179
6.000% due 04/25/2036	460	392
Countrywide Home Loan Reperforming REMIC Trust
2.556% due 06/25/2035 •	67	65
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
2.916% due 10/25/2035 ^•	454	361
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2037	29	29
Credit Suisse Mortgage Capital Mortgage-Backed Trust
9.510% due 10/26/2036 ~	35	32
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	496	390
GS Mortgage Securities Trust
4.592% due 08/10/2043	1,100	1,122

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	37

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
3.750% due 01/25/2036 ^~		$120	$119
4.099% due 09/25/2035 ~		48	49
HarborView Mortgage Loan Trust
2.608% due 05/19/2035 •		591	577
HomeBanc Mortgage Trust
2.486% due 10/25/2035 •		111	111
IndyMac Mortgage Loan Trust
2.496% due 07/25/2035 •		3,631	3,307
JPMorgan Mortgage Trust
3.815% due 06/25/2035 ~		247	246
Residential Asset Securitization Trust
2.616% due 05/25/2035 •		1,304	1,130
2.616% due 01/25/2046 ^•		317	161
5.750% due 03/25/2037		324	206
Structured Adjustable Rate Mortgage Loan Trust
4.082% due 03/25/2036 ^~		266	241
4.163% due 12/25/2034 ~		26	26
Structured Asset Mortgage Investments Trust
2.426% due 04/25/2036 •		15	14
Thornburg Mortgage Securities Trust
4.149% due 09/25/2037 ~		102	102
WaMu Mortgage Pass-Through Certificates Trust
3.770% due 08/25/2036 ^~		13	13
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		95	84
Wells Fargo Mortgage-Backed Securities Trust
3.964% due 03/25/2036 ^~		109	108
4.562% due 10/25/2035 ~		48	48
4.709% due 10/25/2036 ~		8	8

Total Non-Agency Mortgage-Backed Securities (Cost $11,640)			11,819

ASSET-BACKED SECURITIES 5.9%
ACE Securities Corp. Home Equity Loan Trust
4.016% due 06/25/2034 •		79	76
Argent Mortgage Loan Trust
2.456% due 05/25/2035 •		717	683
Aurium CLO DAC
0.680% due 10/13/2029 •	EUR	1,300	1,507
B&M CLO Ltd.
3.069% due 04/16/2026 •		$617	618
Babson Euro CLO BV
0.499% due 10/25/2029 •	EUR	300	347
Barings Euro CLO BV
0.680% due 07/27/2030 •		600	698
CIFC Funding Ltd.
3.195% due 10/25/2027 •		$1,660	1,657
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •		2,285	2,312
Citigroup Mortgage Loan Trust
2.446% due 12/25/2036 •		53	39
Citigroup Mortgage Loan Trust, Inc.
2.546% due 10/25/2036 •		1,300	1,239
Countrywide Asset-Backed Certificates
2.356% due 05/25/2035 •		194	185
2.356% due 07/25/2037 •		722	666
2.416% due 09/25/2037 •		189	168
2.456% due 05/25/2036 •		4,558	3,283
2.466% due 03/25/2037 •		1,200	1,126
4.592% due 04/25/2036 ~		848	780
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		1,027	1,040
Crown Point CLO Ltd.
3.276% due 07/17/2028 •		200	200
CVP Cascade CLO Ltd.
3.489% due 01/16/2026 •		454	455
Elm Park CLO DAC
0.620% due 04/16/2029 •	EUR	270	311
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •		$800	800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FBR Securitization Trust
2.956% due 11/25/2035 •		$78	$78
Figueroa CLO Ltd.
3.188% due 06/20/2027 •		2,700	2,701
First Franklin Mortgage Loan Trust
2.686% due 11/25/2036 •		2,900	2,583
3.086% due 09/25/2035 •		7,000	6,948
Flagship CLO Ltd.
3.189% due 01/16/2026 •		2,000	1,998
Fremont Home Loan Trust
2.351% due 10/25/2036 •		939	886
2.951% due 07/25/2035 •		100	100
GSAMP Trust
2.951% due 09/25/2035 ^•		94	93
3.191% due 03/25/2035 ^•		1,007	886
Halcyon Loan Advisors Funding Ltd.
3.268% due 04/20/2027 •		900	898
Home Equity Mortgage Loan Asset-Backed Trust
2.436% due 04/25/2037 •		770	626
HSI Asset Securitization Corp. Trust
2.486% due 02/25/2036 •		500	498
ICG U.S. CLO Ltd.
3.189% due 01/16/2028 •		1,030	1,030
IndyMac Mortgage Loan Trust
2.286% due 07/25/2036 •		5,748	2,704
JMP Credit Advisors CLO Ltd.
3.186% due 01/17/2028 •		500	500
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		6,370	4,552
Lehman XS Trust
5.226% due 06/25/2036 Ø		1,545	1,443
Loomis Sayles CLO Ltd.
3.239% due 04/15/2028 •		1,210	1,209
MASTR Asset-Backed Securities Trust
2.386% due 06/25/2036 •		2,107	1,825
Merrill Lynch Mortgage Investors Trust
2.936% due 05/25/2036 •		155	152
MidOcean Credit CLO
3.139% due 04/15/2027 •		500	500
Monarch Grove CLO
3.215% due 01/25/2028 •		2,000	1,989
Mountain Hawk CLO Ltd.
3.139% due 10/15/2026 •		500	499
Mountain View CLO Ltd.
3.157% due 10/13/2027 •		1,830	1,824
Navient Student Loan Trust
3.366% due 03/25/2066 •		1,935	1,969
Neuberger Berman CLO Ltd.
3.139% due 07/15/2027 •		1,200	1,201
NovaStar Mortgage Funding Trust
2.921% due 01/25/2036 •		2,002	1,992
Octagon Investment Partners Ltd.
3.189% due 07/15/2027 •		520	520
Renaissance Home Equity Loan Trust
3.316% due 09/25/2037 •		4,695	2,643
Residential Asset Securities Corp. Trust
2.456% due 08/25/2036 •		1,900	1,489
Saxon Asset Securities Trust
4.034% due 06/25/2033 Ø		109	110
Securitized Asset-Backed Receivables LLC Trust
2.466% due 05/25/2036 •		6,356	4,131
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	762	886
Sound Point CLO Ltd.
3.199% due 04/15/2027 •		$1,600	1,597
3.228% due 07/20/2027 •		400	399
Structured Asset Securities Corp.
2.876% due 02/25/2035 •		94	95
Structured Asset Securities Corp. Mortgage Loan Trust
2.596% due 10/25/2036 •		2,477	2,234
Symphony CLO Ltd.
3.219% due 04/15/2028 •		490	490

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telos CLO Ltd.
3.286% due 04/17/2028 •		$700	$700
THL Credit Wind River CLO Ltd.
3.209% due 10/15/2027 •		250	250
TICP CLO Ltd.
3.199% due 04/20/2028 •		1,760	1,753
Tralee CLO Ltd.
3.378% due 10/20/2027 •		1,200	1,201
Venture CLO Ltd.
3.111% due 02/28/2026 •		6,150	6,121
3.189% due 01/15/2028 •		7,500	7,489
3.219% due 04/15/2027 •		1,730	1,722
3.219% due 07/15/2027 •		1,000	999
VOLT LLC
3.125% due 09/25/2047 Ø		1,426	1,412
Wells Fargo Home Equity Asset-Backed Securities Trust
4.616% due 12/25/2034 •		700	698
WhiteHorse Ltd.
3.266% due 04/17/2027 •		4,200	4,193

Total Asset-Backed Securities (Cost $98,888)			101,006

SOVEREIGN ISSUES 4.0%
Argentina Government International Bond
5.875% due 01/11/2028		1,850	1,470
6.875% due 01/26/2027		3,620	3,086
30.131% (BADLARPP) due 10/04/2022 ~	ARS	300	12
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		9,934	230
43.077% (ARLLMONP) due 06/21/2020 ~		65,957	1,863
Australia Government International Bond
1.250% due 02/21/2022 (e)	AUD	9,712	7,206
3.000% due 09/20/2025 (e)		9,655	8,040
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,100	2,562
Canadian Government Real Return Bond
4.250% due 12/01/2026 (e)	CAD	5,198	5,187
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	270	341
3.750% due 07/26/2023		900	1,183
3.875% due 05/06/2022		690	894
4.250% due 11/04/2025		560	766
Denmark Government International Bond
0.100% due 11/15/2023 (e)	DKK	18,767	3,129
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2019 (e)	EUR	4,114	4,930
Mexico Government International Bond
4.500% due 11/22/2035 (e)	MXN	6,420	375
New Zealand Government International Bond
3.000% due 09/20/2030 (e)	NZD	13,673	10,663
Qatar Government International Bond
3.875% due 04/23/2023		$1,800	1,816
5.103% due 04/23/2048		1,400	1,459
Saudi Government International Bond
4.000% due 04/17/2025		3,070	3,077
United Kingdom Gilt
0.125% due 03/22/2046 (e)	GBP	94	189
0.125% due 08/10/2048 (e)		666	1,390
0.125% due 11/22/2056 (e)		744	1,768
0.125% due 11/22/2065 (e)		717	1,991
0.750% due 11/22/2047		27	64
1.875% due 11/22/2022 (e)		1,794	2,750
4.250% due 12/07/2027		1,400	2,264

Total Sovereign Issues (Cost $75,593)			68,705

		SHARES
COMMON STOCKS 1.1%

CONSUMER DISCRETIONARY 0.7%
Hilton Worldwide Holdings, Inc.		89,890	7,261

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE (000S)
Marriott International, Inc. ‘A’	37,204	$4,912

		12,173

INFORMATION TECHNOLOGY 0.4%
InterXion Holding NV (a)	81,628	5,494

Total Common Stocks (Cost $14,468)		17,667

REAL ESTATE INVESTMENT TRUSTS 38.8%

REAL ESTATE 38.8%
Alexandria Real Estate Equities, Inc.	180,044	22,648
American Campus Communities, Inc.	228,148	9,391
American Homes 4 Rent ‘A’	132,812	2,907
American Tower Corp.	107,917	15,680
Apartment Investment & Management Co. ‘A’	319,869	14,116
AvalonBay Communities, Inc.	156,812	28,406
Boston Properties, Inc.	161,631	19,895
Brandywine Realty Trust	277,574	4,363
Camden Property Trust	122,358	11,449
CoreSite Realty Corp.	2,747	305
Corporate Office Properties Trust	167,427	4,994
CubeSmart	243,061	6,935
CyrusOne, Inc.	49,805	3,158
Digital Realty Trust, Inc.	223,721	25,164
Douglas Emmett, Inc.	283,777	10,704
Duke Realty Corp.	490,495	13,915
Equinix, Inc.	34,920	15,116
Equity LifeStyle Properties, Inc.	138,787	13,386
Equity Residential	541,012	35,847
Essex Property Trust, Inc.	68,140	16,811
Extra Space Storage, Inc.	54,832	4,751
Federal Realty Investment Trust	66,880	8,458
First Industrial Realty Trust, Inc.	122,768	3,855
HCP, Inc.	507,904	13,368
Healthcare Realty Trust, Inc.	83,401	2,440
Healthcare Trust of America, Inc. ‘A’	99,609	2,657

		SHARES	MARKET VALUE (000S)
Host Hotels & Resorts, Inc.		852,878	$17,996
Hudson Pacific Properties, Inc.		304,933	9,977
Invitation Homes, Inc.		544,160	12,467
Kilroy Realty Corp.		162,084	11,620
Liberty Property Trust		179,296	7,575
Mid-America Apartment Communities, Inc.		115,650	11,586
Park Hotels & Resorts, Inc.		106,249	3,487
Prologis, Inc.		540,830	36,663
Public Storage		156,775	31,611
Regency Centers Corp.		120,974	7,823
Rexford Industrial Realty, Inc.		190,632	6,093
Ryman Hospitality Properties, Inc.		126,188	10,874
SBA Communications Corp. (a)		54,401	8,738
Simon Property Group, Inc.		326,756	57,754
SL Green Realty Corp.		120,380	11,741
STORE Capital Corp.		90,212	2,507
Sun Communities, Inc.		295,597	30,015
Taubman Centers, Inc.		64,967	3,887
UDR, Inc.		356,408	14,410
Ventas, Inc.		432,448	23,517
Vornado Realty Trust		116,284	8,489
Welltower, Inc.		245,946	15,819
Weyerhaeuser Co.		185,934	6,000

Total Real Estate Investment Trusts (Cost $613,787)			661,368

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.1%

COMMERCIAL PAPER 0.0%
Bank of Nova Scotia
1.719% due 10/01/2018	CAD	500	387

REPURCHASE AGREEMENTS (h) 0.0%
			429

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.2%
(1.816)% due 10/12/2018 - 12/28/2018 (b)(c)	ARS	4,980	$125
3.028% due 10/12/2018 - 11/16/2018 (b)(c)		$3,141	3,129

			3,254

GREECE TREASURY BILLS 0.1%
1.082% due 10/05/2018 (c)(d)	EUR	1,630	1,892

JAPAN TREASURY BILLS 1.8%
(0.153)% due 10/29/2018 (c)(d)	JPY	3,510,000	30,896

Total Short-Term Instruments (Cost $37,701)			36,858

Total Investments in Securities (Cost $2,880,853)			2,897,916

		SHARES
INVESTMENTS IN AFFILIATES 3.3%

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III		5,667,016	56,030

Total Short-Term Instruments (Cost $56,030)			56,030

Total Investments in Affiliates (Cost $56,030)			56,030

Total Investments 173.0% (Cost $2,936,883)			$2,953,946

Financial Derivative Instruments (j)(l) 1.6% (Cost or Premiums, net $(560))			27,216

Other Assets and Liabilities, net (74.6)%			(1,273,774)

Net Assets 100.0%			$1,707,388

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	39

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$429	U.S. Treasury Notes 1.250% due 07/31/2023	$(440)	$429	$429

Total Repurchase Agreements						$(440)	$429	$429

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.130%	08/08/2018	10/09/2018	$(55,487)	$(55,664)
	2.150	08/09/2018	10/12/2018	(217,618)	(218,307)
BSN	2.110	08/06/2018	10/09/2018	(54,526)	(54,705)
	2.110	08/23/2018	10/05/2018	(79,281)	(79,462)
	2.140	09/11/2018	10/05/2018	(25,124)	(25,154)
CIB	2.130	08/08/2018	10/09/2018	(55,487)	(55,664)
	2.180	09/25/2018	10/31/2018	(63,759)	(63,782)
GRE	2.140	07/23/2018	10/23/2018	(27,872)	(27,988)
	2.140	09/20/2018	10/18/2018	(28,808)	(28,827)
	2.150	07/24/2018	10/24/2018	(52,812)	(53,030)
	2.150	08/30/2018	10/24/2018	(4,125)	(4,133)
	2.150	09/04/2018	10/24/2018	(33,569)	(33,623)
	2.200	08/10/2018	11/13/2018	(1,272)	(1,276)
	2.240	08/22/2018	11/20/2018	(20,641)	(20,693)
	2.240	09/07/2018	11/07/2018	(43,571)	(43,636)
IND	2.180	08/14/2018	10/17/2018	(6,872)	(6,892)
	2.240	09/11/2018	11/13/2018	(24,402)	(24,432)
SCX	2.310	09/07/2018	12/07/2018	(133,809)	(134,015)

Total Reverse Repurchase Agreements					$(931,283)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
GSC	2.360%	09/19/2018	10/03/2018	$(9,335)	$(9,342)
UBS	2.140	08/17/2018	10/23/2018	(68,905)	(69,091)

Total Sale-Buyback Transactions					$(78,433)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.5)%
Fannie Mae, TBA	3.000%	11/01/2048	$44,100	$(42,212)	$(42,161)

Total Short Sales (2.5)%				$(42,212)	$(42,161)

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(273,971)	$0	$(273,971)	$273,971	$(0)
BSN	0	(159,321)	0	(159,321)	159,320	(1)
CIB	0	(119,446)	0	(119,446)	119,673	227
FICC	429	0	0	429	(440)	(11)
GRE	0	(213,206)	0	(213,206)	213,299	93
IND	0	(31,324)	0	(31,324)	31,260	(64)
SCX	0	(134,015)	0	(134,015)	134,054	39

Master Securities Forward Transaction Agreement
GSC	0	0	(9,342)	(9,342)	9,322	(20)
UBS	0	0	(69,091)	(69,091)	69,032	(59)

Total Borrowings and Other Financing Transactions	$429	$(931,283)	$(78,433)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(643,449)	$(287,834)	$0	$(931,283)

Total	$0	$(643,449)	$(287,834)	$0	$(931,283)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(78,433)	0	0	(78,433)

Total	$0	$(78,433)	$0	$0	$(78,433)

Total Borrowings	$0	$(721,882)	$(287,834)	$0	$(1,009,716)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(1,009,716)

(i)	Securities with an aggregate market value of $1,011,491 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(1,019,183) at a weighted average interest rate of 2.010%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(92) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	$107.000	11/23/2018	6	$6	$0	$0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	107.500	11/23/2018	75	75	1	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	107.750	11/23/2018	34	34	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	108.000	11/23/2018	169	169	1	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	108.250	11/23/2018	188	188	2	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	107.000	11/23/2018	67	67	1	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	109.500	11/23/2018	131	131	1	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	110.500	11/23/2018	187	187	2	0
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	110.000	11/23/2018	872	872	7	1
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	160.000	11/23/2018	380	380	3	1
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	161.000	11/23/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	162.000	11/23/2018	25	25	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	41

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	$164.000	11/23/2018	149	$149	$1	$0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	165.000	11/23/2018	213	213	2	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	180.000	11/23/2018	316	316	3	1
Call - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures	184.000	11/23/2018	2	2	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures	195.000	11/23/2018	104	104	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures	200.000	11/23/2018	16	16	0	0

Total Purchased Options					$25	$3

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	$120.000	10/26/2018	63	$	63	$(40)	$(82)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	43		43	(20)	(17)
Put - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	75		75	(59)	(142)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.500	10/26/2018	28		28	(8)	(7)

Total Written Options						$(127)	$(248)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	11	$	2,677	$(10)	$0	$0
90-Day Eurodollar December Futures	12/2019	11		2,664	(17)	1	0
90-Day Eurodollar June Futures	06/2019	11		2,668	(15)	0	0
90-Day Eurodollar March Futures	03/2019	11		2,672	(13)	0	0
90-Day Eurodollar September Futures	09/2019	11		2,665	(17)	0	0
Call Options Strike @ EUR 162.000 on Euro-OAT France Government 10-Year Bond December 2018 Futures	11/2018	139		2	0	0	0
Euro-Bobl December Futures	12/2018	4		607	(3)	2	0
Euro-Bund 10-Year Bond December Futures	12/2018	249		45,906	(224)	144	(15)
Put Options Strike @ EUR 148.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	214		2	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2018	472		53,089	(455)	26	0
U.S. Treasury 10-Year Note December Futures	12/2018	1,198		142,300	(1,659)	38	0

					$(2,413)	$211	$(15)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 3-Year Note December Futures	12/2018	118	$	(9,491)	$13	$0	$(12)
Australia Government 10-Year Bond December Futures	12/2018	40		(3,726)	28	0	(19)
Call Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	92		(27)	16	0	(15)
Euro-BTP Italy Government Bond December Futures	12/2018	74		(10,606)	221	416	0
Euro-OAT France Government 10-Year Bond December Futures	12/2018	232		(40,687)	174	2	(78)
Put Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	49		(67)	(18)	27	0
U.S. Treasury 10-Year Ultra December Futures	12/2018	388		(48,888)	900	0	0
U.S. Treasury 30-Year Bond December Futures	12/2018	956		(134,318)	3,522	149	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	122		(18,822)	539	42	0
United Kingdom Long Gilt December Futures	12/2018	425		(66,994)	776	6	(89)

					$6,171	$642	$(213)

Total Futures Contracts					$3,758	$853	$(228)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.423%	EUR 630	$10	$0	$10	$0	$(1)

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023		$7,012	$(445)	$(111)	$(556)	$0	$(3)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023		14,700	(1,033)	(58)	(1,091)	0	(6)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	6,900	(121)	(59)	(180)	0	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		22,900	(654)	74	(580)	2	0

						$(2,253)	$(154)	$(2,407)	$2	$(9)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,360	$22	$1,106	$1,128	$33	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,500	4	93	97	7	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		2,733	19	128	147	13	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,760	4	83	87	8	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	8,100	25	(203)	(178)	0	(23)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$85,020	1,595	(247)	1,348	0	(20)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		51,400	1,415	(2,793)	(1,378)	26	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		123,600	156	(3,471)	(3,315)	61	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		28,500	(1,101)	(104)	(1,205)	15	0
Pay(6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		20,500	0	(388)	(388)	14	0
Pay(6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		9,000	0	(177)	(177)	6	0
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		9,000	0	(177)	(177)	6	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		10,900	(88)	(218)	(306)	6	0
Pay(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		83,600	(564)	(764)	(1,328)	45	0
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		9,400	(37)	381	344	0	(2)
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		7,300	(11)	418	407	0	(1)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		50,800	856	1,651	2,507	0	(8)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		59,800	582	1,341	1,923	0	(7)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		40,770	(1,185)	5,005	3,820	0	(27)
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		40,940	(123)	294	171	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		19,560	1,102	207	1,309	0	(10)
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		15,650	182	305	487	0	(9)
Receive(6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		38,000	0	128	128	4	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		5,932	286	166	452	6	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		770	77	76	153	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		15,460	1,863	106	1,969	14	0
Pay	3-Month USD-LIBOR	3.090	Semi-Annual	09/13/2048		7,690	0	(119)	(119)	0	(8)
Receive(6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		740	0	30	30	1	0
Receive(6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		2,000	0	89	89	2	0
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		1,300	0	58	58	1	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	03/20/2049	EUR	10,800	257	(40)	217	0	(148)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	9,930	160	90	250	0	(16)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		7,160	(44)	65	21	0	(54)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	1,307,000	(24)	49	25	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		490,000	(8)	27	19	0	(1)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,340,000	(125)	50	(75)	0	(1)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		84,100	(253)	144	(109)	0	(1)
Receive	CPTFEMU	1.535	Maturity	06/15/2023	EUR	13,140	0	(18)	(18)	20	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		4,300	1	(29)	(28)	5	0
Receive	CPTFEMU	1.620	Maturity	05/15/2028		4,970	0	6	6	11	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		1,500	(2)	0	(2)	0	(3)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,500	4	(7)	(3)	3	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		$65,340	4	111	115	0	(1)
Pay	CPURNSA	2.168	Maturity	07/15/2020		9,600	0	68	68	15	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		5,500	0	65	65	4	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		5,200	0	62	62	4	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		4,500	152	17	169	1	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		3,400	102	13	115	0	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		3,500	0	52	52	0	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		18,420	0	117	117	0	(11)
Pay	CPURNSA	2.263	Maturity	04/27/2023		5,770	(2)	12	10	1	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		3,130	0	7	7	1	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		4,860	0	0	0	0	(7)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	43

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CPURNSA	1.730%	Maturity	07/26/2026		$4,500	$(241)	$(27)	$(268)	$1	$0
Receive	CPURNSA	1.801	Maturity	09/12/2026		3,400	(157)	(19)	(176)	1	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		3,480	0	(79)	(79)	2	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		3,400	0	(88)	(88)	2	0
Receive	CPURNSA	2.156	Maturity	10/17/2027		7,700	0	(193)	(193)	3	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	(57)	(37)	9	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		3,130	0	(3)	(3)	0	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	(2)	(2)	0	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	0	0	0	0
Receive	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	(20)	(20)	4	0
Receive	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	3	2	1	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	860	0	7	7	0	0
Pay	FRCPXTOB	1.160	Maturity	08/15/2020		7,510	4	20	24	0	(4)
Pay	FRCPXTOB	1.315	Maturity	08/15/2020		24,160	1	94	95	4	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		3,700	0	11	11	0	(7)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		5,460	2	(34)	(32)	8	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		1,470	0	0	0	3	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		9,630	0	20	20	17	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		1,350	0	5	5	2	0
Receive	FRCPXTOB	1.618	Monthly	07/15/2028		730	0	2	2	1	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		1,680	5	33	38	0	0
Receive	FRCPXTOB	3.513	Maturity	09/15/2028	GBP	3,100	0	5	5	0	(1)
Receive	FRCPXTOB	3.500	Maturity	09/15/2033		700	1	(9)	(8)	0	(1)
Receive	UKRPI	3.350	Maturity	05/15/2030		700	(13)	14	1	0	0
Receive	UKRPI	3.400	Maturity	06/15/2030		13,170	61	55	116	9	0
Receive	UKRPI	3.325	Maturity	08/15/2030		9,600	(264)	108	(156)	0	(1)
Receive	UKRPI	3.300	Maturity	12/15/2030		5,200	(290)	103	(187)	0	(1)
Receive	UKRPI	3.140	Maturity	04/15/2031		2,100	(230)	44	(186)	0	(3)
Receive	UKRPI	3.100	Maturity	06/15/2031		2,800	(363)	59	(304)	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		13,140	(7)	(141)	(148)	0	(13)
Pay	UKRPI	3.585	Maturity	10/15/2046		4,130	(295)	121	(174)	17	0
Pay	UKRPI	3.428	Maturity	03/15/2047		4,370	251	70	321	14	0

							$3,785	$3,967	$7,752	$434	$(391)

Total Swap Agreements							$1,542	$3,813	$5,355	$436	$(401)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$3	$853	$436	$1,292	$(248)	$(228)	$(401)	$(877)

(k)

Securities with an aggregate market value of $10,823 and cash of $4,208 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2018	JPY	130,000		$1,179	$33	$0
	10/2018		$25,127	AUD	34,624	0	(99)
	10/2018		2,751	DKK	17,452	0	(33)
	11/2018	AUD	34,624		$25,131	98	0
	11/2018		$2,905	GBP	2,222	0	(5)
	01/2019	DKK	17,452		$2,774	33	0
BPS	10/2018	ARS	9,225		242	19	0
	10/2018	JPY	1,000,000		9,057	239	0
	10/2018		$596	ARS	24,147	0	(17)
	10/2018		22,368	EUR	18,991	0	(319)
	10/2018		2,924	GBP	2,222	0	(27)
	11/2018	EUR	18,991		$22,423	320	0
	12/2018	TWD	58,793		1,928	0	(14)
BRC	10/2018	JPY	1,020,000		9,242	248	0
CBK	10/2018	BRL	3,501		854	0	(13)
	10/2018	CAD	16,540		12,802	0	(4)
	10/2018	EUR	18,991		22,201	152	0
	10/2018		$874	BRL	3,501	0	(8)
	10/2018		7,969	GBP	6,051	0	(82)
	11/2018	CHF	124		$126	0	(1)
	12/2018		$2,490	IDR	37,282,820	0	(20)
FBF	12/2018	SGD	2,639		$1,935	1	0
GLM	10/2018	AUD	27,887		20,177	19	0
	10/2018		$1,108	MXN	20,903	5	0
	12/2018		3,525	COP	10,932,702	159	0
HUS	10/2018	BRL	3,501		$874	7	0
	10/2018	EUR	410		509	33	0
	10/2018		$848	BRL	3,501	18	0
	10/2018		12,757	CAD	16,540	48	0
	10/2018		10,220	NZD	15,359	0	(39)
	11/2018	BRL	3,501		$846	0	(19)
	11/2018	CAD	16,540		12,766	0	(49)
	11/2018	NZD	15,359		10,221	39	0
	12/2018	CNH	30,297		4,442	52	0
JPM	10/2018	AUD	6,737		4,849	0	(20)
	10/2018	JPY	1,141,174		10,112	68	0
	10/2018		$20,036	GBP	15,209	0	(213)
	11/2018	GBP	15,209		$20,063	213	0
	11/2018		$10,134	JPY	1,141,174	0	(68)
RYL	10/2018	EUR	1,220		$1,523	106	0
	10/2018	NZD	15,359		10,301	120	0
SCX	10/2018	CAD	500		384	0	(4)
	10/2018	DKK	17,453		2,755	38	0
	10/2018		$1,031	GBP	787	0	(5)
	12/2018	KRW	4,354,995		$3,926	0	(6)
	12/2018		$146	INR	10,510	0	(3)
SOG	10/2018	GBP	22,047		$28,413	0	(323)
SSB	10/2018		$10,283	JPY	1,141,174	0	(239)
	12/2018		117	MYR	481	0	0
UAG	10/2018	JPY	1,360,000		$12,325	332	0
	11/2018		$3,918	RUB	251,413	0	(97)

Total Forward Foreign Currency Contracts						$2,400	$(1,727)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC EUR versus USD	$1.348	01/24/2019	EUR	1,160	$14	$0

Total Purchased Options						$14	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	45

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900%	11/21/2018	EUR	10,100	$(14)	$(3)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC EUR versus USD	$	1.215	01/24/2019	EUR	1,160	$(23)	$(54)
JPM	Call - OTC USD versus BRL	BRL	4.000	10/17/2018	$	3,690	(86)	(109)

							$(109)	$(163)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	4,300	$(38)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,300	(287)	(34)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	36,100	(263)	(1)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		3,200	(22)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		27,700	(313)	(12)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		10,100	(186)	(12)

							$(1,121)	$(59)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap(2)	3-Month USD-LIBOR	Pay	3.250%	12/04/2018	$ 19,700	$ (111)	$(68)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(2)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$154,600	$(120)	$(205)

Total Written Options						$(1,475)	$(498)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.844%	$400	$(34)	$25	$0	$(9)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	800	(69)	52	0	(17)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.419	300	3	(1)	2	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	5,000	(347)	240	0	(107)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.130	1,300	(84)	34	0	(50)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844	500	(35)	24	0	(11)

							$(566)	$374	$2	$(194)

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.998%	Annual	06/20/2028		ILS	3,110	$0	$(7)	$0	$(7)
	Pay	CPURNSA	1.570	Maturity	11/23/2020	$		35,400	0	1,001	1,001	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		ILS	12,950	0	5	5	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028			2,790	0	(10)	0	(10)
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020			12,070	0	2	2	0
	Pay	CPURNSA	2.500	Maturity	07/15/2022	$		3,600	26	(298)	0	(272)
	Pay	CPURNSA	2.560	Maturity	05/08/2023			33,100	0	(2,495)	0	(2,495)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		ILS	23,820	0	1	1	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020			14,810	0	5	5	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020			9,980	1	3	4	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028			5,020	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028			2,130	0	(5)	0	(5)
HUS	Receive	1-Year ILS-TELBOR	0.370	Semi-Annual	06/20/2020			7,770	0	4	4	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028			1,660	0	(4)	0	(4)
JPM	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028			2,570	0	(1)	0	(1)
MYC	Pay	CPURNSA	1.805	Annual	09/20/2026	$		1,300	0	(68)	0	(68)

									$27	$(1,867)	$1,022	$(2,862)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	DWRTFT Index	5,397	1-Month USD-LIBOR plus a specified spread	Monthly	08/26/2019	$53,930	$0	$(65)	$0	$(65)
BRC	Receive	DWRTFT Index	11,397	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	113,886	0	(200)	0	(200)
	Receive	DWRTFT Index	60,568	1-Month USD-LIBOR plus a specified spread	Maturity	06/06/2019	569,317	0	30,391	30,391	0
SOG	Receive	DWRTFT Index	20,538	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	205,229	0	(379)	0	(379)
UAG	Receive	DWRTFT Index	4,830	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	49,312	0	(1,089)	0	(1,089)

								$0	$28,658	$30,391	$(1,733)

Total Swap Agreements								$(539)	$27,165	$31,415	$(4,789)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
BOA	$164	$0	$1,001	$1,165	$(137)	$0	$(7)	$(144)	$1,021	$(1,100)	$(79)
BPS	578	0	0	578	(377)	0	(65)	(442)	136	1,985	2,121
BRC	248	0	30,396	30,644	0	(3)	(210)	(213)	30,431	(16,420)	14,011
CBK	152	0	0	152	(128)	(68)	(9)	(205)	(53)	0	(53)
DUB	0	0	2	2	0	0	(2,784)	(2,784)	(2,782)	2,633	(149)
FBF	1	0	0	1	0	0	0	0	1	0	1
GLM	183	0	10	193	0	(88)	(5)	(93)	100	(200)	(100)
HUS	197	0	6	203	(107)	0	(161)	(268)	(65)	0	(65)
JPM	281	0	0	281	(301)	(134)	(12)	(447)	(166)	266	100
MYC	0	0	0	0	0	(205)	(68)	(273)	(273)	176	(97)
RYL	226	0	0	226	0	0	0	0	226	(490)	(264)
SCX	38	0	0	38	(18)	0	0	(18)	20	0	20
SOG	0	0	0	0	(323)	0	(379)	(702)	(702)	10,927	10,225
SSB	0	0	0	0	(239)	0	0	(239)	(239)	0	(239)
UAG	332	0	0	332	(97)	0	(1,089)	(1,186)	(854)	2,225	1,371

Total Over the Counter	$2,400	$0	$31,415	$33,815	$(1,727)	$(498)	$(4,789)	$(7,014)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	47

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

(m)

Securities with an aggregate market value of $18,634 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	853	853
Swap Agreements	0	2	0	0	434	436

	$0	$2	$0	$0	$1,290	$1,292

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,400	$0	$2,400
Swap Agreements	0	2	30,391	0	1,022	31,415

	$0	$2	$30,391	$2,400	$1,022	$33,815

	$0	$4	$30,391	$2,400	$2,312	$35,107

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$248	$248
Futures	0	0	0	0	228	228
Swap Agreements	0	10	0	0	391	401

	$0	$10	$0	$0	$867	$877

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,727	$0	$1,727
Written Options	0	3	0	163	332	498
Swap Agreements	0	194	1,733	0	2,862	4,789

	$0	$197	$1,733	$1,890	$3,194	$7,014

	$0	$207	$1,733	$1,890	$4,061	$7,891

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(43)	$(43)
Written Options	0	0	0	0	653	653
Futures	0	0	0	0	(3,746)	(3,746)
Swap Agreements	0	(1,143)	0	0	2,421	1,278

	$0	$(1,143)	$0	$0	$(715)	$(1,858)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,832	$0	$11,832
Purchased Options	0	0	0	0	(503)	(503)
Written Options	0	284	0	80	270	634
Swap Agreements	0	46	75,740	0	(454)	75,332

	$0	$330	$75,740	$11,912	$(687)	$87,295

	$0	$(813)	$75,740	$11,912	$(1,402)	$85,437

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(22)	$(22)
Written Options	0	0	0	0	(108)	(108)
Futures	0	0	0	0	8,249	8,249
Swap Agreements	0	(19)	0	0	1,139	1,120

	$0	$(19)	$0	$0	$9,258	$9,239

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,307	$0	$1,307
Purchased Options	0	0	0	(11)	208	197
Written Options	0	(66)	0	(61)	(31)	(158)
Swap Agreements	0	(177)	49,762	0	525	50,110

	$0	$(243)	$49,762	$1,235	$702	$51,456

	$0	$(262)	$49,762	$1,235	$9,960	$60,695

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$47,213	$0	$47,213
Industrials	0	7,388	0	7,388
Utilities	0	26,174	0	26,174
U.S. Government Agencies	0	314,337	0	314,337
U.S. Treasury Obligations	0	1,605,381	0	1,605,381
Non-Agency Mortgage-Backed Securities	0	11,819	0	11,819
Asset-Backed Securities	0	101,006	0	101,006
Sovereign Issues	0	68,705	0	68,705
Common Stocks
Consumer Discretionary	12,173	0	0	12,173
Information Technology	5,494	0	0	5,494
Real Estate Investment Trusts
Real Estate	661,368	0	0	661,368
Short-Term Instruments
Commercial Paper	0	387	0	387
Repurchase Agreements	0	429	0	429
Argentina Treasury Bills	0	3,254	0	3,254
Greece Treasury Bills	0	1,892	0	1,892
Japan Treasury Bills	0	30,896	0	30,896

	$679,035	$2,218,881	$0	$2,897,916

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$56,030	$0	$0	$56,030

Total Investments	$735,065	$2,218,881	$0	$2,953,946

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,161)	$0	$(42,161)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	853	439	0	1,292
Over the counter	0	33,815	0	33,815

	$853	$34,254	$0	$35,107

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(228)	(649)	0	(877)
Over the counter	0	(7,014)	0	(7,014)

	$(228)	$(7,663)	$0	$(7,891)

Total Financial Derivative Instruments	$625	$26,591	$0	$27,216

Totals	$735,690	$2,203,311	$0	$2,939,001

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	49

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.0%

CORPORATE BONDS & NOTES 7.7%

BANKING & FINANCE 5.3%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$100
4.625% due 10/30/2020		300	306
Ambac Assurance Corp.
5.100% due 06/07/2020		28	38
Ambac LSNI LLC
7.396% due 02/12/2023 •		127	129
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(f)(h)	EUR	200	242
7.000% due 02/19/2019 •(f)(h)		600	711
8.875% due 04/14/2021 •(f)(h)		600	780
Bank of America Corp.
5.875% due 03/15/2028 •(f)		$670	665
5.999% due 10/21/2025 ~	MXN	57,000	3,899
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$2,100	2,280
BRFkredit A/S
2.500% due 10/01/2047	DKK	8	1
Corp. Andina de Fomento
3.950% due 10/15/2021 (e)	MXN	7,939	415
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	597
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		200	198
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(f)		1,500	1,532
Deutsche Bank AG
4.250% due 10/14/2021		4,400	4,383
Goldman Sachs Group, Inc.
3.534% (US0003M + 1.200%) due 09/15/2020 ~		3,300	3,353
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		400	401
ING Bank NV
2.625% due 12/05/2022		1,200	1,167
International Lease Finance Corp.
5.875% due 04/01/2019		100	101
6.250% due 05/15/2019		400	408
8.250% due 12/15/2020		100	109
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,400	2,889
Lloyds Banking Group PLC
3.000% due 02/04/2019 (i)		$500	499
3.000% due 10/11/2019 (i)		500	500
3.153% (US0003M + 0.800%) due 06/21/2021 ~		700	702
7.000% due 06/27/2019 •(f)(h)	GBP	6,800	9,022
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		$1,100	1,103
Nationwide Building Society
6.875% due 06/20/2019 •(f)(h)	GBP	700	932
Navient Corp.
5.500% due 01/15/2019		$1,100	1,107
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	3	1
Nykredit Realkredit A/S
2.500% due 10/01/2047		19	3
Realkredit Danmark A/S
2.500% due 07/01/2047		84	14
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		$1,100	1,108
4.519% due 06/25/2024 •		700	699
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	5,120	5,988
State Bank of India
3.287% (US0003M + 0.950%) due 04/06/2020 ~		$2,100	2,107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toronto-Dominion Bank
2.250% due 03/15/2021		$1,800	$1,758
UBS Group Funding Switzerland AG
4.119% due 04/14/2021 •		10,400	10,728

			60,975

INDUSTRIALS 1.1%
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,500	6,381
BAT Capital Corp.
2.909% due 08/14/2020 •		$1,500	1,506
Dell International LLC
3.480% due 06/01/2019		200	201
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~		700	700
eBay, Inc.
2.750% due 01/30/2023		700	674
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~		1,700	1,700
Ryder System, Inc.
2.450% due 09/03/2019		100	100
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		200	204
Time Warner Cable LLC
8.250% due 04/01/2019		100	103
VMware, Inc.
3.900% due 08/21/2027		200	189
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		300	298

			12,056

UTILITIES 1.3%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~		1,600	1,615
3.289% (US0003M + 0.950%) due 07/15/2021 ~		2,800	2,834
5.000% due 03/01/2021		100	104
5.150% due 02/15/2050		900	854
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~		400	402
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	120	123
4.625% due 10/15/2018	EUR	740	861
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		$1,950	1,954
Petrobras Global Finance BV
6.125% due 01/17/2022		645	667
7.250% due 03/17/2044		5,100	4,848
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~		800	799
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019		300	298

			15,359

Total Corporate Bonds & Notes (Cost $90,690)			88,390

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		165	165

Total Municipal Bonds & Notes (Cost $129)			165

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 23.2%
Fannie Mae, TBA
3.500% due 10/01/2048 - 11/01/2048	$154,970	$152,393
4.000% due 10/01/2048 - 12/01/2048	112,000	112,925

Total U.S. Government Agencies (Cost $265,930)		265,318

U.S. TREASURY OBLIGATIONS 48.9%
U.S. Treasury Bonds
3.000% due 05/15/2045 †(o)	320	309
3.000% due 02/15/2048 (o)	70	67
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2019 (m)(o)	7,714	7,668
0.125% due 04/15/2020 (m)	9,255	9,137
0.125% due 04/15/2021	4,253	4,169
0.125% due 04/15/2021 †(m)	42,517	41,662
0.125% due 04/15/2022	6,425	6,245
0.125% due 01/15/2023	4,770	4,619
0.125% due 07/15/2026 †	41,990	39,623
0.250% due 01/15/2025	36,354	34,901
0.375% due 07/15/2025	17,877	17,321
0.375% due 07/15/2025 †(m)	14,452	14,002
0.500% due 01/15/2028	29,370	28,210
0.625% due 07/15/2021 †(m)(o)	4,472	4,462
0.625% due 04/15/2023 (m)(o)	2,364	2,334
0.625% due 01/15/2024	14,277	14,092
0.625% due 01/15/2026 †	60,442	59,187
0.625% due 02/15/2043	2,302	2,096
0.750% due 07/15/2028	5,020	4,945
0.750% due 02/15/2042 (o)	959	902
0.750% due 02/15/2045	4,505	4,196
0.875% due 02/15/2047	11,014	10,549
1.000% due 02/15/2046	13,007	12,861
1.000% due 02/15/2048	33,194	32,819
1.375% due 01/15/2020 (m)	28,202	28,411
1.375% due 02/15/2044 †(o)	11,591	12,442
1.750% due 01/15/2028 (o)	669	717
2.000% due 01/15/2026	8,478	9,124
2.125% due 02/15/2040 (o)	1,038	1,256
2.125% due 02/15/2041	3,556	4,333
2.375% due 01/15/2025 †	62,058	67,646
2.375% due 01/15/2027	19,994	22,289
2.500% due 01/15/2029	33,922	39,029
2.500% due 01/15/2029 †(m)	5,693	6,550
3.375% due 04/15/2032	5,565	7,240
3.875% due 04/15/2029	4,144	5,342

Total U.S. Treasury Obligations (Cost $568,644)		560,755

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Alliance Bancorp Trust
2.456% due 07/25/2037 •	902	816
Banc of America Alternative Loan Trust
2.866% due 12/25/2035 ^•	931	777
Banc of America Mortgage Trust
3.659% due 11/25/2035 ^~	146	146
4.396% due 06/25/2035 ~	191	182
4.408% due 08/25/2035 ^~	163	161
BCAP LLC Trust
3.638% due 04/26/2036 ~	776	660
Bear Stearns Adjustable Rate Mortgage Trust
3.546% due 03/25/2035 ~	15	15
4.145% due 07/25/2036 ^~	337	317
Countrywide Alternative Loan Trust
2.326% due 06/25/2046 •	265	254
2.360% due 12/20/2046 ^•	287	247
4.101% due 10/25/2035 ^~	50	44
5.500% due 11/25/2035	75	71
5.500% due 01/25/2036	355	314
6.000% due 08/25/2036 ^•	142	127
6.000% due 04/25/2037	442	374
6.250% due 11/25/2036 ^	129	114

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
2.796% due 04/25/2035 •		$398	$389
4.336% due 04/20/2035 ~		17	17
6.000% due 05/25/2037 ^		570	458
Deutsche ALT-A Securities, Inc.
2.516% due 04/25/2037 •		786	524
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.300% due 07/25/2036 ^Ø		354	318
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		83	65
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	427	453
GSR Mortgage Loan Trust
3.902% due 09/25/2035 ~		$29	29
6.000% due 11/25/2035 ^		461	365
IndyMac Mortgage Loan Trust
2.396% due 07/25/2047 •		737	630
JPMorgan Mortgage Trust
3.815% due 06/25/2035 ~		13	13
Lehman Mortgage Trust
5.234% due 01/25/2036 ^~		507	502
MASTR Alternative Loan Trust
2.616% due 03/25/2036 •		430	84
Morgan Stanley Mortgage Loan Trust
4.171% due 06/25/2036 ~		182	186
New York Mortgage Trust
3.870% due 05/25/2036 ^~		231	226
Residential Asset Securitization Trust
2.616% due 05/25/2035 •		607	526
2.616% due 01/25/2046 ^•		1,171	595
6.250% due 11/25/2036		189	126
Structured Asset Mortgage Investments Trust
2.426% due 05/25/2036 •		534	494
2.436% due 05/25/2036 •		651	596
2.496% due 02/25/2036 ^•		700	668
WaMu Mortgage Pass-Through Certificates Trust
3.107% due 11/25/2036 ^~		588	564
3.462% due 02/25/2037 ^~		87	85
4.022% due 10/25/2035 ~		1,575	1,579
4.320% due 09/25/2033 ~		16	16
Wells Fargo Mortgage-Backed Securities Trust
3.615% due 12/25/2033 ~		33	34
3.937% due 11/25/2034 ~		84	86
4.392% due 04/25/2036 ^~		317	324
4.477% due 10/25/2035 ~		60	60

Total Non-Agency Mortgage-Backed Securities (Cost $13,905)			14,631

ASSET-BACKED SECURITIES 6.4%
Asset-Backed Securities Corp. Home Equity Loan Trust
4.259% due 08/15/2033 •		112	112
Aurium CLO DAC
0.680% due 10/13/2029 •	EUR	1,300	1,507
B&M CLO Ltd.
3.069% due 04/16/2026 •		$362	362
Babson Euro CLO BV
0.499% due 10/25/2029 •	EUR	300	347
Barings Euro CLO BV
0.680% due 07/27/2030 •		400	465
CIFC Funding Ltd.
3.195% due 10/25/2027 •		$1,020	1,018
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •		537	543
Citigroup Mortgage Loan Trust
2.296% due 01/25/2037 •		356	259
Citigroup Mortgage Loan Trust, Inc.
2.546% due 10/25/2036 •		2,300	2,192
Countrywide Asset-Backed Certificates
2.356% due 07/25/2037 •		515	475
2.416% due 09/25/2037 •		135	120
2.446% due 05/25/2037 •		1,100	1,015
2.466% due 03/25/2037 •		2,200	2,064
4.592% due 04/25/2036 ~		95	87

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates Trust
3.176% due 10/25/2035 •		$2,915	$2,930
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^Ø		591	266
CVP Cascade CLO Ltd.
3.489% due 01/16/2026 •		682	682
Dorchester Park CLO DAC
3.248% due 04/20/2028 •		800	801
Elm Park CLO DAC
0.620% due 04/16/2029 •	EUR	300	346
Evans Grove CLO Ltd.
3.231% due 05/28/2028 •		$1,400	1,400
Figueroa CLO Ltd.
3.188% due 06/20/2027 •		900	900
First Franklin Mortgage Loan Trust
2.686% due 11/25/2036 •		2,600	2,316
Fremont Home Loan Trust
2.351% due 10/25/2036 •		321	303
2.366% due 10/25/2036 •		5,442	2,928
2.456% due 10/25/2036 •		2,991	1,622
GSAMP Trust
2.376% due 05/25/2046 •		136	135
Halcyon Loan Advisors Funding Ltd.
3.268% due 04/20/2027 •		800	799
Home Equity Mortgage Loan Asset-Backed Trust
2.436% due 04/25/2037 •		481	392
ICG U.S. CLO Ltd.
3.189% due 01/16/2028 •		670	670
IndyMac Mortgage Loan Trust
2.286% due 07/25/2036 •		965	454
Jamestown CLO Ltd.
3.209% due 01/15/2028 •		1,700	1,695
JMP Credit Advisors CLO Ltd.
3.186% due 01/17/2028 •		610	610
Lehman XS Trust
2.376% due 05/25/2036 •		1,485	1,494
5.226% due 06/25/2036 Ø		927	866
Long Beach Mortgage Loan Trust
2.516% due 01/25/2036 •		2,120	1,912
Loomis Sayles CLO Ltd.
3.239% due 04/15/2028 •		970	969
MASTR Asset-Backed Securities Trust
2.456% due 06/25/2036 •		309	182
2.786% due 01/25/2036 •		5,000	4,913
MidOcean Credit CLO
3.139% due 04/15/2027 •		1,000	1,000
Monarch Grove CLO
3.215% due 01/25/2028 •		1,350	1,342
Morgan Stanley ABS Capital, Inc. Trust
2.286% due 10/25/2036 •		173	109
2.326% due 10/25/2036 •		24	16
2.346% due 10/25/2036 •		1,409	1,336
2.366% due 06/25/2036 •		1,880	1,282
Morgan Stanley Mortgage Loan Trust
2.446% due 02/25/2037 •		227	111
5.726% due 10/25/2036 ^Ø		264	141
Navient Student Loan Trust
3.366% due 03/25/2066 •		1,394	1,418
Neuberger Berman CLO Ltd.
3.139% due 07/15/2027 •		750	750
NovaStar Mortgage Funding Trust
2.386% due 11/25/2036 •		198	94
Octagon Investment Partners Ltd.
3.189% due 07/15/2027 •		320	320
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.966% due 07/25/2035 •		92	92
Renaissance Home Equity Loan Trust
3.316% due 09/25/2037 •		6,284	3,538
Residential Asset Securities Corp. Trust
2.456% due 08/25/2036 •		600	470
2.466% due 11/25/2036 •		4,271	3,706
Saxon Asset Securities Trust
4.034% due 06/25/2033 Ø		20	20

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
2.466% due 05/25/2036 •		$1,059	$689
Sound Point CLO Ltd.
3.199% due 04/15/2027 •		1,500	1,497
3.228% due 07/20/2027 •		400	400
Soundview Home Loan Trust
2.276% due 11/25/2036 •		148	67
2.496% due 05/25/2036 •		500	489
Structured Asset Investment Loan Trust
2.936% due 10/25/2035 •		4,300	4,209
Structured Asset Securities Corp. Mortgage Loan Trust
3.604% due 04/25/2035 •		33	32
Symphony CLO Ltd.
3.219% due 04/15/2028 •		300	300
Telos CLO Ltd.
3.286% due 04/17/2028 •		570	570
THL Credit Wind River CLO Ltd.
3.209% due 10/15/2027 •		250	250
TICP CLO Ltd.
3.148% due 07/20/2027 •		380	379
3.199% due 04/20/2028 •		800	797
Tralee CLO Ltd.
3.378% due 10/20/2027 •		1,200	1,201
Venture CLO Ltd.
3.111% due 02/28/2026 •		3,290	3,274
3.219% due 04/15/2027 •		730	727
3.219% due 07/15/2027 •		1,000	999
WhiteHorse Ltd.
3.266% due 04/17/2027 •		1,100	1,098

Total Asset-Backed Securities (Cost $68,084)			72,874

SOVEREIGN ISSUES 9.3%
Argentina Government International Bond
5.875% due 01/11/2028		1,800	1,430
6.875% due 01/26/2027		140	119
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,665	85
43.077% (ARLLMONP) due 06/21/2020 ~		74,652	2,108
Australia Government International Bond
1.250% due 02/21/2022 (e)	AUD	18,675	13,857
3.000% due 09/20/2025 (e)		7,714	6,424
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	700	874
Autonomous Community of Valencia
4.900% due 03/17/2020		2,200	2,727
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (c)	BRL	115,030	28,045
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	330	417
3.750% due 07/26/2023		1,040	1,368
3.875% due 05/06/2022		810	1,049
4.250% due 11/04/2025		680	930
France Government International Bond
0.100% due 03/01/2025 (e)		2,526	3,143
0.250% due 07/25/2024 (e)		1,709	2,165
1.850% due 07/25/2027		4,370	6,347
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2019 (e)		5,256	6,299
2.350% due 09/15/2024 (e)		6,017	7,342
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	14,542	10,202
Peru Government International Bond
6.150% due 08/12/2032	PEN	7,700	2,377
Qatar Government International Bond
3.875% due 04/23/2023		$2,200	2,220
5.103% due 04/23/2048		1,700	1,772
Saudi Government International Bond
4.000% due 04/17/2025		3,710	3,719
United Kingdom Gilt
0.125% due 11/22/2065 (e)	GBP	690	1,916

Total Sovereign Issues (Cost $117,176)			106,935

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	51

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 1.5%

CONSUMER DISCRETIONARY 0.4%
Hilton Worldwide Holdings, Inc.	22,856	$1,846
Marriott International, Inc. ‘A’	11,294	1,491
SodaStream International Ltd. (a)	7,952	1,138

		4,475

CONSUMER STAPLES 0.1%
SUPERVALU, Inc. (a)	35,261	1,136

FINANCIALS 0.2%
BNP Paribas S.A.	47,137	2,887

INDUSTRIALS 0.4%
USG Corp. (a)	98,479	4,265

INFORMATION TECHNOLOGY 0.3%
CA, Inc.	25,526	1,127
Integrated Device Technology, Inc. (a)	24,517	1,153
InterXion Holding NV (a)	17,078	1,149

		3,429

MATERIALS 0.1%
KapStone Paper and Packaging Corp.	32,094	1,088

Total Common Stocks (Cost $16,497)		17,280

REAL ESTATE INVESTMENT TRUSTS 9.6%

FINANCIALS 0.0%
Starwood Property Trust, Inc.	19,876	428

REAL ESTATE 9.6%
Alexandria Real Estate Equities, Inc.	29,863	3,756
American Campus Communities, Inc.	38,438	1,582
American Homes 4 Rent ‘A’	20,934	458
American Tower Corp.	13,733	1,995
Apartment Investment & Management Co. ‘A’	37,133	1,639
AvalonBay Communities, Inc.	26,361	4,775
Boston Properties, Inc.	24,084	2,965
Brandywine Realty Trust	25,022	393
Camden Property Trust	20,562	1,924
CoreSite Realty Corp.	822	91
Corporate Office Properties Trust	34,012	1,015
CubeSmart	40,798	1,164
CyrusOne, Inc.	7,850	498
Digital Realty Trust, Inc.	39,373	4,429
Douglas Emmett, Inc.	47,700	1,799
Duke Realty Corp.	73,465	2,084
Equinix, Inc.	6,270	2,714

		SHARES	MARKET VALUE (000S)
Equity LifeStyle Properties, Inc.		12,511	$1,207
Equity Residential		80,736	5,350
Essex Property Trust, Inc.		11,336	2,797
Extra Space Storage, Inc.		11,013	954
Federal Realty Investment Trust		12,847	1,625
First Industrial Realty Trust, Inc.		24,657	774
HCP, Inc.		64,605	1,700
Healthcare Realty Trust, Inc.		16,750	490
Healthcare Trust of America, Inc. ‘A’		15,701	419
Host Hotels & Resorts, Inc.		123,538	2,607
Hudson Pacific Properties, Inc.		51,215	1,676
Invitation Homes, Inc.		71,037	1,627
Kilroy Realty Corp.		27,246	1,953
Liberty Property Trust		28,261	1,194
Mid-America Apartment Communities, Inc.		20,433	2,047
Park Hotels & Resorts, Inc.		16,747	550
Prologis, Inc.		104,702	7,098
Public Storage		23,109	4,659
Regency Centers Corp. (k)		22,535	1,457
Rexford Industrial Realty, Inc.		38,764	1,239
Ryman Hospitality Properties, Inc. (k)		21,246	1,831
SBA Communications Corp. (a)		9,159	1,471
Simon Property Group, Inc. (k)		53,889	9,525
SL Green Realty Corp.		20,184	1,969
STORE Capital Corp.		8,132	226
Sun Communities, Inc.		44,237	4,492
Taubman Centers, Inc.		19,246	1,151
UDR, Inc.		59,963	2,424
Ventas, Inc.		103,583	5,633
Vornado Realty Trust		32,094	2,343
Welltower, Inc.		41,093	2,643
Weyerhaeuser Co.		31,246	1,008

			109,420

Total Real Estate Investment Trusts (Cost $101,262)			109,848

SHORT-TERM INSTRUMENTS 3.1%

REPURCHASE AGREEMENTS (j) 0.9%
			10,285

		PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.0%
Nigeria Open Market Operation Bills
15.696% due 11/08/2018 (d)	NGN	161,900	439

ARGENTINA TREASURY BILLS 0.4%
(31.134)% due 10/12/2018 - 12/28/2018 (b)(c)	ARS	44,430	1,121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.007% due 10/12/2018 - 11/16/2018 (b)(c)		$3,139	$3,128

			4,249

GREECE TREASURY BILLS 0.1%
1.082% due 10/05/2018 (c)(d)	EUR	990	1,149

JAPAN TREASURY BILLS 1.5%
(0.153)% due 10/29/2018 (c)(d)	JPY	2,020,000	17,780

NIGERIA TREASURY BILLS 0.1%
15.651% due 10/04/2018 - 11/29/2018 (b)(c)	NGN	329,000	887

U.S. TREASURY BILLS 0.1%
2.097% due 10/18/2018 - 12/13/2018 †(b)(c)(o)		$1,110	1,107

Total Short-Term Instruments (Cost $36,442)			35,896

Total Investments in Securities (Cost $1,278,759)			1,272,092

		SHARES
INVESTMENTS IN AFFILIATES 12.5%

MUTUAL FUNDS 10.0% (g)
PIMCO Emerging Markets Currency and Short-Term Investments Fund		13,182,727	114,295

Total Mutual Funds (Cost $133,108)			114,295

SHORT-TERM INSTRUMENTS 2.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III		2,851,449	28,192

Total Short-Term Instruments (Cost $28,192)			28,192

Total Investments in Affiliates (Cost $161,300)			142,487

Total Investments 123.5% (Cost $1,440,059)			$1,414,579

Financial Derivative Instruments (l)(n) 1.0% (Cost or Premiums, net $(2,821))			11,239

Other Assets and Liabilities, net (24.5)%			(280,162)

Net Assets 100.0%			$1,145,656

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	10/11/2019	09/18/2017	$500	$500	0.04%
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	500	499	0.04

				$1,000	$999	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750	% †	09/28/2018	10/01/2018	$2,585	U.S. Treasury Notes 1.250% due 07/31/2023	$(2,638)	$2,585	$2,585
TDM	2.340	†	09/28/2018	10/01/2018	7,700	U.S. Treasury Notes 2.000% due 04/30/2024	(7,928)	7,700	7,702

Total Repurchase Agreements							$(10,566)	$10,285	$10,287

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
PIMCO Inflation Response Multi-Asset Fund

PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
FICC	$2,585	$0	$0	$2,585	$(2,637)	$(52)
TDM	7,702	0	0	7,702	(7,928)	(226)

Total Borrowings and Other Financing Transactions	$10,287	$0	$0

(k)

Securities with an aggregate market value of $4,928 have been pledged as collateral as of September 30, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(274,328) at a weighted average interest rate of 1.954%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	53

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT Corn December Futures †	$400.000	11/23/2018	192	$960,000	$71	$7
Call - NYMEX Crude November Futures †	65.000	10/17/2018	240	240,000	952	1,997
Put - NYMEX Crude November Futures †	65.000	10/17/2018	240	240,000	913	17
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	93	93,000	65	1

					$2,001	$2,022

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	$110.500	11/23/2018	466	$466	$4	$1
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	111.500	11/23/2018	59	59	1	0
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	110.000	11/23/2018	12	12	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	173.000	11/23/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	175.000	11/23/2018	86	86	1	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures	178.000	11/23/2018	495	495	4	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures	200.000	11/23/2018	8	8	0	0

					$10	$1

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Put - CBOE S&P 500	2,650.000	12/21/2018	10	$	1,000	$125	$15
Call - CBOE S&P 500	2,950.000	12/21/2018	10		1,000	43	42
Put - CBOE S&P 500	2,700.000	03/15/2019	19		1,900	185	81
Put - CBOE S&P 500	2,750.000	06/21/2019	20		2,000	251	155
Put - CBOE S&P 500	2,800.000	09/20/2019	20		2,000	220	223
Call - EUREX EURO STOXX 50	3,650.000	12/21/2018	65	EUR	650	42	3
Call - EUREX EURO STOXX 50	3,750.000	12/21/2018	62		620	80	1

						$946	$520

Total Purchased Options						$2,957	$2,543

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT Wheat December Futures †	$590.000	11/23/2018	128	$640,000	$(83)	$(13)
Call - NYMEX Crude December Futures †	73.500	11/14/2018	96	96,000	(100)	(231)
Put - NYMEX Natural Gas January Futures †	2.850	12/26/2018	23	230,000	(20)	(25)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	123	123,000	(133)	(1)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	30	30,000	(7)	(170)

					$(343)	$(440)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	$120.000	10/26/2018	75	$75	$(48)	$(97)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	58	58	(27)	(23)
Put - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.000	10/26/2018	93	93	(73)	(176)
Call - CBOT U.S. Treasury 30-Year Bond November 2018 Futures	142.500	10/26/2018	38	38	(10)	(10)
Call - NYMEX Crude November 2018 Futures †	71.000	10/17/2018	96	96	(95)	(291)
Call - NYMEX Crude November 2018 Futures †	71.500	10/17/2018	48	48	(43)	(128)
Put - NYMEX Natural Gas November 2018 Futures †	2.750	10/26/2018	180	1,800	(75)	(17)

					$(371)	$(742)

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOE S&P 500	2,875.000	10/19/2018	0	$	1,000	$(15)	$(15)
Put - CBOE S&P 500	2,350.000	12/21/2018	39		3,900	(212)	(19)
Put - CBOE S&P 500	2,550.000	12/21/2018	10		1,000	(98)	(10)
Call - CBOE S&P 500	3,000.000	12/21/2018	20		2,000	(46)	(41)
Put - CBOE S&P 500	2,600.000	03/15/2019	19		1,900	(141)	(59)
Put - CBOE S&P 500	2,650.000	06/21/2019	20		2,000	(197)	(119)
Put - CBOE S&P 500	2,700.000	09/20/2019	20		2,000	(176)	(178)
Put - EUREX EURO STOXX 50	3,200.000	12/21/2018	65	EUR	650	(43)	(27)
Put - EUREX EURO STOXX 50	3,250.000	12/21/2018	62		620	(82)	(32)

						$(1,010)	$(500)

Total Written Options						$(1,724)	$(1,682)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	6	$	1,460	$(5)	$0	$0
90-Day Eurodollar December Futures	12/2019	6		1,453	(9)	0	0
90-Day Eurodollar June Futures	06/2019	6		1,455	(8)	0	0
90-Day Eurodollar March Futures	03/2019	6		1,457	(7)	0	0
90-Day Eurodollar September Futures	09/2019	6		1,454	(9)	0	0
Aluminum November Futures †	11/2018	42		2,172	9	0	0
Arabica Coffee December Futures †	12/2018	24		922	(42)	29	0
Brent Crude December Futures †	10/2018	267		22,089	823	317	(5)
Brent Crude December Futures †	10/2019	102		7,985	420	101	0
Brent Crude December Futures †	10/2020	799		59,030	4,732	631	0
Brent Crude June Futures †	04/2019	190		15,312	985	215	0
Brent Crude March Futures †	01/2019	17		1,386	91	21	0
Call Options Strike @ EUR 137.000 on Euro-Bobl November 2018 Futures	10/2018	28		0	0	0	0
Call Options Strike @ EUR 162.000 on Euro-OAT France Government 10-Year Bond December 2018 Futures	11/2018	126		1	0	0	0
Call Options Strike @ EUR 176.000 on Euro-OAT France Government 10-Year Bond November 2018 Futures	10/2018	219		3	0	0	0
Chicago Ethanol (Platts) December Futures †	12/2018	146		8,094	(902)	0	(77)
Chicago Ethanol (Platts) January Futures †	01/2019	32		1,794	19	0	(17)
Chicago Ethanol (Platts) November Futures †	11/2018	82		4,486	(107)	0	(46)
Chicago Ethanol (Platts) October Futures †	10/2018	56		3,022	(314)	0	(35)
Copper December Futures †	12/2019	10		1,568	(26)	0	0
Cotton No. 2 December Futures †	12/2018	12		458	(32)	0	(8)
Cotton No. 2 March Futures †	03/2019	37		1,430	(120)	0	(19)
Euro-Bund 10-Year Bond December Futures	12/2018	342		63,052	61	470	(20)
Gas Oil March Futures †	03/2019	21		1,505	66	26	0
Gas Oil November Futures †	11/2018	51		3,694	314	59	0
Gold 100 oz. December Futures †	12/2018	107		12,799	(407)	94	0
Hard Red Winter Wheat December Futures †	12/2018	418		10,685	(411)	0	(125)
Henry Hub Natural Gas April Futures †	03/2020	8		50	(2)	0	0
Henry Hub Natural Gas August Futures †	07/2020	8		51	(1)	0	0
Henry Hub Natural Gas December Futures †	11/2020	8		55	3	0	0
Henry Hub Natural Gas February Futures †	01/2020	8		58	6	0	0
Henry Hub Natural Gas January Futures †	12/2019	8		59	7	0	0
Henry Hub Natural Gas July Futures †	06/2020	8		51	(1)	0	0
Henry Hub Natural Gas June Futures †	05/2020	8		50	(2)	0	0
Henry Hub Natural Gas March Futures †	02/2020	8		55	3	0	0
Henry Hub Natural Gas May Futures †	04/2020	8		50	(2)	0	0
Henry Hub Natural Gas November Futures †	10/2020	8		52	0	0	0
Henry Hub Natural Gas October Futures †	09/2020	8		51	(1)	0	0
Henry Hub Natural Gas September Futures †	08/2020	8		51	(1)	0	0
Henry Hub Natural Gas Swap April Futures †	03/2019	12		79	(6)	0	0
Henry Hub Natural Gas Swap August Futures †	07/2019	12		80	(5)	0	0
Henry Hub Natural Gas Swap December Futures †	11/2018	116		896	21	0	(13)
Henry Hub Natural Gas Swap December Futures †	11/2019	12		86	0	0	0
Henry Hub Natural Gas Swap February Futures †	01/2019	12		93	7	0	(1)
Henry Hub Natural Gas Swap January Futures †	12/2018	12		95	10	0	(1)
Henry Hub Natural Gas Swap July Futures †	06/2019	12		80	(5)	0	0
Henry Hub Natural Gas Swap June Futures †	05/2019	12		79	(6)	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	55

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Henry Hub Natural Gas Swap March Futures †	02/2019	12	$	88	$2	$0	$0
Henry Hub Natural Gas Swap May Futures †	04/2019	12		78	(7)	0	0
Henry Hub Natural Gas Swap November Futures †	10/2018	116		872	(3)	0	(14)
Henry Hub Natural Gas Swap November Futures †	10/2019	12		82	(3)	1	0
Henry Hub Natural Gas Swap October Futures †	09/2019	12		80	(5)	0	0
Henry Hub Natural Gas Swap September Futures †	08/2019	12		80	(6)	0	0
Lead March Futures †	03/2019	24		1,224	(22)	0	0
Live Cattle December Futures †	12/2018	54		2,567	118	6	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	04/2019	22		125	46	3	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2019	26		125	30	4	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	26		175	106	4	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2019	26		109	14	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	02/2019	22		134	55	3	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	01/2019	22		140	62	4	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2019	26		132	36	4	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	06/2019	22		117	38	4	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	03/2019	22		129	50	3	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	05/2019	22		121	43	4	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	26		186	117	3	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2019	26		115	19	2	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	26		199	130	2	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2019	26		116	20	3	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2019	26		116	20	3	0
Natural Gas March Futures †	02/2019	23		672	7	7	0
Natural Gas March Futures †	02/2020	10		277	1	1	0
Natural Gas November Futures †	10/2018	38		1,143	11	0	(18)
Natural Gas October Futures †	09/2019	216		5,789	(5)	20	0
New York Harbor ULSD March Futures †	02/2019	15		1,477	65	16	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	85		1	0	0	0
Put Options Strike @ EUR 150.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	114		1	0	0	0
RBOB Gasoline March Futures †	02/2019	16		1,409	83	16	0
Silver December Futures †	12/2018	20		1,471	(13)	42	0
Soybean July Futures †	07/2019	251		11,245	53	0	(116)
Soybean Oil December Futures †	12/2018	48		835	35	0	(5)
Topix Index December Futures	12/2018	45		7,198	(7)	5	(12)
U.S. Treasury 10-Year Note December Futures	12/2018	1,417		168,313	(412)	94	0
WCS Oil Monthly Index December Futures †	11/2018	35		1,190	431	30	0
WCS Oil Monthly Index November Futures †	10/2018	35		1,251	492	35	0
White Sugar March Futures †	02/2019	103		1,646	(3)	28	0
WTI Crude April Futures †	03/2019	126		9,111	695	132	0
WTI Crude December Futures †	11/2018	117		8,548	577	129	0
WTI Crude December Futures †	11/2020	241		15,831	1,173	169	0
WTI Crude December Futures †	11/2021	197		12,269	1,576	116	0
WTI Crude June Futures †	05/2019	379		27,227	2,597	391	0
WTI Crude June Futures †	05/2020	162		10,945	1,331	125	0
WTI Crude June Futures †	05/2021	297		18,958	2,017	190	0
WTI Crude March Futures †	02/2019	294		21,318	1,822	309	0
WTI Crude March Futures †	02/2020	539		36,959	6,123	442	0
WTI Crude September Futures †	08/2019	1,769		125,281	17,444	1,698	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2019	9		52	30	2	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2021	1		4	2	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2019	9		46	25	2	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2021	1		4	2	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2018	18		120	72	5	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2019	9		40	18	1	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2021	1		4	2	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2019	9		54	33	1	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2021	1		4	2	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2018	9		56	35	1	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2020	1		4	2	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2019	9		48	27	3	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2021	1		4	2	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2019	9		50	29	2	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2021	1		4	2	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2019	9		53	31	1	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2021	1		4	2	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2019	9		51	29	2	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2021	1		4	2	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2018	18		129	81	6	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2019	9		40	18	1	0

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2021	1	$	4	$2	$0	$0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2019	9		40	18	1	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2021	1		4	2	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2019	9		44	22	2	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2021	1		4	2	0	0
Zinc March Futures †	03/2019	20		1,295	98	0	0
Zinc November Futures †	11/2018	30		1,985	98	0	0

					$42,787	$6,041	$(533)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum March Futures †	03/2019	31	$	(1,604)	$2	$0	$0
Australia Government 3-Year Note December Futures	12/2018	226		(18,177)	25	0	(23)
Australia Government 10-Year Bond December Futures	12/2018	23		(2,142)	15	0	(11)
Brent Crude December Futures †	10/2021	157		(11,043)	(571)	0	(94)
Brent Crude December Futures †	10/2022	38		(2,582)	(433)	0	(18)
Brent Crude January Futures †	11/2018	9		(740)	(36)	0	(12)
Brent Crude June Futures †	05/2020	403		(30,652)	(2,648)	0	(351)
Brent Crude June Futures †	04/2021	113		(8,138)	(1,048)	0	(77)
Brent Crude September Futures †	07/2019	380		(30,191)	(3,100)	0	(399)
Call Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	117		(34)	20	0	(19)
Call Options Strike @ USD 75.000 on Brent Crude December 2018 Futures †	10/2018	240		(1,927)	(727)	0	(290)
Call Options Strike @ USD 82.000 on Brent Crude December 2018 Futures †	10/2018	72		(194)	(124)	0	(47)
Cocoa December Futures †	12/2018	35		(720)	58	20	0
Cocoa March Futures †	03/2019	14		(291)	20	8	0
Copper December Futures †	12/2018	24		(1,683)	(71)	0	(13)
Copper December Futures †	12/2019	22		(1,567)	25	0	(10)
Corn December Futures †	12/2018	392		(6,983)	159	167	0
Corn March Futures †	03/2019	81		(1,490)	86	34	0
E-mini Russell 2000 Index December Futures	12/2018	74		(6,293)	76	0	(16)
E-mini S&P 500 Index December Futures	12/2018	51		(7,443)	(53)	5	0
Euro STOXX 50 December Futures	12/2018	307		(12,073)	(123)	136	(41)
Euro-Bobl December Futures	12/2018	28		(4,249)	22	1	(11)
Euro-BTP Italy Government Bond December Futures	12/2018	128		(18,387)	371	668	0
Euro-OAT France Government 10-Year Bond December Futures	12/2018	635		(111,364)	618	6	(284)
FTSE 100 Index December Futures	12/2018	3		(293)	(9)	1	(1)
Henry Hub Natural Gas April Futures †	03/2019	12		(79)	4	0	0
Henry Hub Natural Gas August Futures †	07/2019	12		(80)	3	0	0
Henry Hub Natural Gas December Futures †	11/2018	116		(896)	(23)	13	0
Henry Hub Natural Gas December Futures †	11/2019	12		(86)	(2)	0	0
Henry Hub Natural Gas February Futures †	01/2019	12		(93)	(9)	1	0
Henry Hub Natural Gas January Futures †	12/2018	12		(95)	(12)	1	0
Henry Hub Natural Gas July Futures †	06/2019	12		(80)	3	0	0
Henry Hub Natural Gas June Futures †	05/2019	12		(79)	4	0	0
Henry Hub Natural Gas March Futures †	02/2019	12		(88)	(4)	0	0
Henry Hub Natural Gas May Futures †	04/2019	12		(78)	5	0	0
Henry Hub Natural Gas November Futures †	10/2018	116		(872)	1	14	0
Henry Hub Natural Gas November Futures †	10/2019	12		(82)	1	0	0
Henry Hub Natural Gas October Futures †	09/2019	12		(80)	3	0	0
Henry Hub Natural Gas September Futures †	08/2019	12		(80)	3	0	0
Japan Government 10-Year Bond December Futures	12/2018	1		(1,321)	0	1	(1)
Mini MSCI Emerging Markets Index December Futures	12/2018	11		(577)	(1)	4	0
Natural Gas April Futures †	03/2019	169		(4,472)	(12)	0	(7)
Natural Gas January Futures †	12/2018	23		(729)	(5)	0	(5)
Natural Gas January Futures †	12/2019	10		(295)	(1)	0	(1)
Natural Gas November Futures †	10/2018	6		(180)	(16)	3	0
New York Harbor ULSD November Futures †	10/2018	6		(592)	(26)	0	(6)
Nickel March Futures †	03/2019	7		(533)	(9)	0	0
Nickel November Futures †	11/2018	33		(2,487)	247	0	0
Platinum January Futures †	01/2019	59		(2,426)	(94)	0	(23)
Put Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	62		(85)	(23)	34	0
Put Options Strike @ USD 75.000 on Brent Crude December 2018 Futures †	10/2018	240		(72)	992	34	0
RBOB Gasoline November Futures †	10/2018	64		(5,606)	(351)	0	(45)
Soybean March Futures †	03/2019	39		(1,702)	(2)	18	0
Soybean Meal December Futures †	12/2018	13		(402)	17	4	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	57

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Soybean November Futures †	11/2018	67	$	(2,832)	$66	$32	$0
Soybean November Futures †	11/2019	251		(11,446)	(279)	103	0
Sugar No. 11 March Futures †	02/2019	115		(1,443)	34	0	(37)
U.S. Treasury 10-Year Ultra December Futures	12/2018	577		(72,702)	1,298	1	0
U.S. Treasury 30-Year Bond December Futures	12/2018	676		(94,978)	2,196	105	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	8		(1,234)	2	2	0
United Kingdom Long Gilt December Futures	12/2018	742		(116,964)	901	28	(137)
Wheat December Futures †	12/2018	49		(1,247)	25	10	0
Wheat March Futures †	03/2019	44		(1,160)	158	8	0
WTI Brent Financial April Futures †	04/2019	31		(265)	(60)	0	(3)
WTI Brent Financial August Futures †	08/2019	35		(292)	(53)	0	(3)
WTI Brent Financial December Futures †	12/2018	50		(449)	(217)	0	(9)
WTI Brent Financial December Futures †	12/2019	35		(291)	(52)	0	(4)
WTI Brent Financial February Futures †	02/2019	31		(272)	(67)	0	(4)
WTI Brent Financial January Futures †	01/2019	31		(275)	(70)	0	(4)
WTI Brent Financial July Futures †	07/2019	35		(293)	(54)	0	(3)
WTI Brent Financial June Futures †	06/2019	31		(261)	(56)	0	(2)
WTI Brent Financial March Futures †	03/2019	31		(269)	(64)	0	(3)
WTI Brent Financial May Futures †	05/2019	31		(263)	(58)	0	(2)
WTI Brent Financial November Futures †	11/2018	50		(461)	(229)	0	(11)
WTI Brent Financial November Futures †	11/2019	35		(290)	(51)	0	(4)
WTI Brent Financial October Futures †	10/2018	50		(476)	(244)	0	(11)
WTI Brent Financial October Futures †	10/2019	35		(289)	(51)	0	(3)
WTI Brent Financial September Futures †	09/2019	35		(292)	(53)	0	(3)
WTI Crude December Futures †	11/2018	265		(19,361)	(1,866)	0	(291)
WTI Crude December Futures †	11/2019	1,517		(105,811)	(10,333)	0	(1,320)
WTI Crude December Futures †	11/2020	846		(55,574)	(5,968)	0	(592)
WTI Crude December Futures †	11/2022	116		(6,945)	(1,067)	0	(59)
WTI Crude June Futures †	05/2019	1,289		(92,602)	(6,747)	0	(1,328)
WTI Crude November Futures †	10/2018	126		(9,230)	(435)	0	(145)
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2020	9		(36)	4	0	(1)
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2020	9		(36)	4	0	(1)
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2020	9		(36)	4	0	(1)
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2020	9		(36)	4	0	(1)
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2019	9		(36)	4	0	(1)
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2020	9		(36)	4	0	(1)
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2020	9		(36)	4	0	(1)
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2020	9		(36)	4	0	(1)
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2020	9		(36)	4	0	(1)
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2020	9		(36)	4	0	(1)
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2020	9		(36)	4	0	(1)
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2020	9		(36)	4	0	(1)
WTI Midland vs WTI Trade April Futures †	03/2020	9		(4)	5	0	(1)
WTI Midland vs WTI Trade April Futures †	03/2021	1		0	0	0	0
WTI Midland vs WTI Trade August Futures †	07/2020	9		(4)	5	0	(1)
WTI Midland vs WTI Trade August Futures †	07/2021	1		0	0	0	0
WTI Midland vs WTI Trade December Futures †	11/2020	9		(4)	5	0	(1)
WTI Midland vs WTI Trade December Futures †	11/2021	1		0	0	0	0
WTI Midland vs WTI Trade February Futures †	01/2020	9		(4)	5	0	(1)
WTI Midland vs WTI Trade February Futures †	01/2021	1		0	0	0	0
WTI Midland vs WTI Trade January Futures †	12/2019	9		(4)	5	0	(1)
WTI Midland vs WTI Trade January Futures †	12/2020	1		0	0	0	0
WTI Midland vs WTI Trade July Futures †	06/2020	9		(4)	5	0	(1)
WTI Midland vs WTI Trade July Futures †	06/2021	1		0	0	0	0
WTI Midland vs WTI Trade June Futures †	05/2020	9		(4)	5	0	(1)
WTI Midland vs WTI Trade June Futures †	05/2021	1		0	0	0	0
WTI Midland vs WTI Trade March Futures †	02/2020	9		(4)	5	0	(1)
WTI Midland vs WTI Trade March Futures †	02/2021	1		0	0	0	0
WTI Midland vs WTI Trade May Futures †	04/2020	9		(4)	5	0	(1)
WTI Midland vs WTI Trade May Futures †	04/2021	1		0	0	0	0
WTI Midland vs WTI Trade November Futures †	10/2020	9		(4)	5	0	(1)
WTI Midland vs WTI Trade November Futures †	10/2021	1		0	0	0	0
WTI Midland vs WTI Trade October Futures †	09/2020	9		(4)	5	0	(1)
WTI Midland vs WTI Trade October Futures †	09/2021	1		0	0	0	0
WTI Midland vs WTI Trade September Futures †	08/2020	9		(4)	5	0	(1)
WTI Midland vs WTI Trade September Futures †	08/2021	1		0	0	0	0
WTI-Brent August Futures †	07/2019	63		(4,483)	(524)	0	(62)

					$(30,563)	$1,462	$(5,869)

Total Futures Contracts					$12,224	$7,503	$(6,402)

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.158%	$ 1,000	$(30)	$7	$(23)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.423%	EUR 760	$13	$(1)	$12	$0	$(1)
Deutsche Bank AG	1.000	Quarterly	06/20/2019	0.509	1,300	(4)	10	6	0	0

						$9	$9	$18	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$ 21,900	$388	$39	$427	$0	$(3)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR 20,100	(309)	(215)	(524)	1	0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	57,300	(1,575)	124	(1,451)	4	0

					$(1,496)	$(52)	$(1,548)	$5	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047	$	7,120	$16	$1,075	$1,091	$32	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,900	5	118	123	9	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		4,842	39	223	262	23	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,840	5	86	91	9	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	5,200	16	(131)	(115)	0	(15)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020	$	220	4	0	4	0	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		97,900	123	(2,749)	(2,626)	48	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		37,200	(1,437)	(136)	(1,573)	19	0
Pay(6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		5,100	0	(97)	(97)	4	0
Pay(6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		5,000	0	(99)	(99)	4	0
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		5,000	0	(98)	(98)	3	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		8,300	(67)	(166)	(233)	5	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		58,700	575	1,312	1,887	0	(7)
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		6,960	173	482	655	0	(5)
Receive	3-Month USD-LIBOR †	1.500	Semi-Annual	06/21/2027		300	26	10	36	0	0
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		48,620	(146)	349	203	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		25,990	1,702	37	1,739	0	(13)
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		21,900	254	427	681	0	(13)
Receive(6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		48,400	0	163	163	5	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		9,500	(955)	(255)	(1,210)	0	(9)
Pay	3-Month USD-LIBOR	3.090	Semi-Annual	09/13/2048		9,800	0	(152)	(152)	0	(11)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024	GBP	4,232	(4)	11	7	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		5,060	81	47	128	0	(8)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	640,000	(12)	24	12	0	(1)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,820,000	(198)	124	(74)	0	(3)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,570,000	(140)	58	(82)	0	(1)
Receive	CPTFEMU	1.535	Semi-Annual	06/15/2023	EUR	12,830	0	(18)	(18)	20	0
Receive	CPTFEMU	1.535	Semi-Annual	03/15/2028		4,500	1	(30)	(29)	5	0
Receive	CPTFEMU	1.620	Maturity	05/15/2028		4,250	0	5	5	10	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		1,900	(3)	0	(3)	0	(4)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		7,050	84	(96)	(12)	13	0
Pay	CPURNSA	2.070	Maturity	03/23/2019	$	1,320	0	2	2	0	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		4,800	0	34	34	7	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		8,300	0	98	98	6	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	59

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	CPURNSA	1.578%	Maturity	11/24/2020	$		11,900	$221	$112	$333	$9	$0
Pay	CPURNSA	2.021	Maturity	11/25/2020			8,000	0	96	96	6	0
Pay	CPURNSA	1.550	Maturity	07/26/2021			2,700	91	10	101	0	0
Pay	CPURNSA	1.603	Maturity	09/12/2021			2,160	65	8	73	0	0
Pay	CPURNSA	2.069	Maturity	07/15/2022			1,800	0	27	27	0	0
Pay	CPURNSA	2.210	Maturity	02/05/2023			10,870	0	69	69	0	(6)
Pay	CPURNSA	2.263	Maturity	05/09/2023			1,820	0	4	4	0	0
Pay	CPURNSA	2.281	Maturity	05/10/2023			5,590	0	0	0	0	(8)
Pay	CPURNSA	1.955	Maturity	07/25/2024			15,600	0	454	454	0	(4)
Receive	CPURNSA	1.730	Maturity	07/26/2026			2,700	(145)	(16)	(161)	1	0
Receive	CPURNSA	1.800	Maturity	09/12/2026			6,600	(67)	(275)	(342)	2	0
Receive	CPURNSA	1.801	Maturity	09/12/2026			2,160	(100)	(12)	(112)	1	0
Receive	CPURNSA	1.805	Maturity	09/12/2026			2,000	(92)	(11)	(103)	1	0
Receive	CPURNSA	1.780	Maturity	09/15/2026			1,700	(82)	(10)	(92)	0	0
Receive	CPURNSA	2.102	Maturity	07/20/2027			2,100	0	(58)	(58)	1	0
Receive	CPURNSA	2.155	Maturity	10/17/2027			3,700	0	(93)	(93)	1	0
Receive	CPURNSA	2.335	Maturity	02/05/2028			5,520	12	(34)	(22)	5	0
Receive	CPURNSA	2.353	Maturity	05/09/2028			1,820	0	(2)	(2)	0	0
Receive	CPURNSA	2.360	Maturity	05/09/2028			2,740	0	(1)	(1)	0	0
Receive	CPURNSA	2.364	Maturity	05/10/2028			5,590	0	0	0	1	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020		EUR	520	0	4	4	0	0
Pay	FRCPXTOB	1.315	Maturity	08/15/2020			35,250	3	136	139	6	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021			6,080	(1)	19	18	0	(11)
Receive	FRCPXTOB	1.575	Maturity	01/15/2028			3,070	0	0	0	6	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028			10,020	1	20	21	18	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028			1,620	0	7	7	3	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038			720	0	16	16	0	0
Receive	FRCPXTOB	3.513	Maturity	09/15/2028		GBP	4,200	0	7	7	0	(2)
Receive	FRCPXTOB	3.500	Maturity	09/15/2033			10,380	8	(120)	(112)	0	(16)
Receive	UKRPI	3.325	Maturity	08/15/2030			100	0	(2)	(2)	0	0
Receive	UKRPI	3.300	Maturity	12/15/2030			9,475	(564)	223	(341)	0	(2)
Receive	UKRPI	3.100	Maturity	06/15/2031			2,750	(291)	(7)	(298)	0	0
Receive	UKRPI	3.530	Maturity	10/15/2031			1,330	34	(30)	4	0	(2)
Pay	UKRPI	3.585	Maturity	10/15/2046			60	(4)	2	(2)	0	0
Pay	UKRPI	3.428	Maturity	03/15/2047			3,200	206	29	235	10	0

								$(563)	$1,230	$667	$296	$(141)

Total Swap Agreements								$(2,080)	$1,194	$(886)	$301	$(145)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO Inflation Response Multi-Asset Fund(8)	$521	$1,646	$301	$2,468	$(806)	$(582)	$(143)	$(1,531)
PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)(8)	2,022	5,942	0	7,964	(876)	(5,826)	(2)	(6,704)

Total Exchange-Traded or Centrally Cleared	$2,543	$7,588	$301	$10,432	$(1,682)	$(6,408)	$(145)	$(8,235)

(m)	Securities with an aggregate market value of $26,212 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $85 and liability of $(6) for closed futures outstanding at period end.
(8)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(n)   FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2018		BRL	5,162		$1,263	$0	$(15)
	10/2018		JPY	70,000		635	18	0
	10/2018			$32,796	AUD	45,192	0	(129)
	10/2018			1,261	BRL	5,162	17	0
	11/2018		AUD	45,192		$32,802	128	0
	11/2018	†	GBP	314		411	1	0
	11/2018			$1,260	BRL	5,162	16	0
	11/2018			1,033	GBP	790	0	(2)
	11/2018			2,263	HUF	618,223	0	(37)
BPS	10/2018		ARS	55,876		$1,467	117	0
	10/2018		BRL	5,870		1,702	249	0
	10/2018		CLP	617,447		918	0	(21)
	10/2018		JPY	580,000		5,253	138	0
	10/2018		PLN	5,626		1,492	0	(34)
	10/2018		TWD	28,257		918	0	(9)
	10/2018			$700	ARS	28,330	0	(21)
	10/2018			1,473	BRL	5,870	0	(20)
	10/2018			57,722	EUR	49,007	0	(823)
	10/2018			1,039	GBP	790	0	(10)
	10/2018			1,636	INR	118,555	3	(8)
	10/2018			919	PLN	3,416	8	0
	11/2018		EUR	49,007		$57,862	825	0
	12/2018		PEN	7,279		2,187	0	(10)
	12/2018			$4,948	INR	351,715	0	(157)
	12/2018			2,151	THB	70,046	20	0
	12/2018			1,051	TWD	32,037	8	0
	01/2019		BRL	45,354		$12,234	1,088	0
BRC	10/2018		JPY	590,000		5,346	143	0
	10/2018			$801	INR	58,614	4	0
	11/2018		MXN	5,692		$294	0	(8)
CBK	10/2018		CAD	6,216		4,811	0	(1)
	10/2018		EUR	49,007		57,291	391	0
	10/2018			$3,217	GBP	2,450	0	(24)
	11/2018		CHF	124		$126	0	(1)
	11/2018		NGN	153,400		405	0	(16)
	12/2018			$3,996	CNY	27,328	0	(38)
	12/2018			2,289	IDR	34,274,646	0	(18)
	01/2019		BRL	12,581		$3,309	217	0
GLM	10/2018		AUD	40,709		29,455	28	0
	10/2018		BRL	10,411		2,508	0	(67)
	10/2018		RUB	208,973		3,017	0	(169)
	10/2018		TWD	28,253		918	0	(11)
	10/2018			$718	TRY	4,560	26	0
	11/2018			824	ILS	3,026	10	0
	12/2018			2,376	COP	7,368,248	107	0
HUS	10/2018		BRL	3,548		$846	0	(32)
	10/2018		CLP	614,563		918	0	(17)
	10/2018		EUR	250		310	20	0
	10/2018		RUB	57,788		841	0	(41)
	10/2018			$4,794	CAD	6,216	18	0
	10/2018			9,589	NZD	14,411	0	(37)
	10/2018			925	PLN	3,369	0	(11)
	10/2018			679	TRY	4,471	57	0
	11/2018		CAD	6,216		$4,798	0	(18)
	11/2018		NZD	14,411		9,590	36	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	61

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	11/2018			$1,248	ZAR	16,830	$0	$(63)
	12/2018		CNH	23,771		$3,485	41	0
	12/2018		HKD	6,218		794	0	(1)
	12/2018			$635	PHP	34,204	0	(6)
JPM	10/2018		AUD	4,483		$3,227	0	(14)
	10/2018		BRL	5,470		1,366	12	0
	10/2018		JPY	1,160,000		10,278	69	0
	10/2018		NGN	937		3	0	0
	10/2018		RUB	495,074		7,228	0	(317)
	10/2018			$1,402	BRL	5,470	0	(47)
	10/2018			2,663	EUR	2,264	0	(34)
	10/2018			13,217	GBP	10,033	0	(140)
	11/2018		GBP	10,033		$13,235	140	0
	11/2018		NGN	308,734		820	0	(24)
	11/2018			$10,302	JPY	1,160,000	0	(69)
	01/2019		BRL	52,999		$14,272	1,248	0
MSB	10/2018			$9,501	RUB	601,926	0	(325)
	01/2019			4,597	BRL	17,300	0	(345)
NGF	12/2018			803	SGD	1,099	2	0
RYL	10/2018		EUR	740		$924	64	0
	10/2018		NZD	14,411		9,665	113	0
	10/2018			$892	PLN	3,325	10	0
SCX	10/2018	†	GBP	314		$405	0	(5)
	10/2018			$4,650	GBP	3,592	32	0
	10/2018			640	TRY	4,360	81	0
	12/2018		KRW	168,337		$152	0	0
	01/2019		BRL	21,396		5,747	489	0
SOG	10/2018		GBP	16,075		20,717	0	(235)
	10/2018		RUB	57,549		820	0	(57)
	10/2018			$827	INR	60,456	5	0
	10/2018			933	PLN	3,424	0	(4)
	10/2018			1,703	TRY	9,676	48	(167)
	11/2018			2,179	CZK	47,416	0	(39)
	11/2018			6,475	RUB	440,311	216	0
SSB	10/2018			10,453	JPY	1,160,000	0	(243)
	12/2018			1,319	MYR	5,449	0	(4)
UAG	10/2018		JPY	780,000		$7,069	190	0

Total Forward Foreign Currency Contracts							$6,453	$(3,944)

PURCHASED OPTIONS:

BARRIER OPTIONS ON INDICES

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
JPM	Put - OTC S&P 500 D&I @ 2,615.300 «	EURUSD 1.200	03/15/2019	2,057	$56	$ 43

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048	$73.000	10/04/2018	$	44,000	$2	$0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	73.500	11/06/2018		57,000	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048	77.000	11/06/2018		55,000	2	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	70.000	11/06/2018		32,700	1	0
	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048	72.000	11/06/2018		26,000	1	0

						$8	$0

Total Purchased Options						$64	$43

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900%	11/21/2018	EUR	12,600	$(18)	$(4)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC USD versus BRL	BRL	4.000	10/17/2018	$	4,480	$(104)	$(132)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount		Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,900	$(86)	$(10)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$	700	(5)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		5,400	(29)	21
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		5,400	(29)	25
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		7,200	(81)	(3)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		3,200	(59)	(4)

							$(289)	$29

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap(2)	3-Month USD-LIBOR	Pay	3.250%	12/04/2018	$	22,800	$(129)	$(78)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(2)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$	162,700	$(126)	$(216)

Total Written Options							$(666)	$(401)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	EUR5050 2H18 †	$12.060	Maturity	12/31/2018	8,700	$0	$17	$17	$0
	Receive	EURMARGIN 2H18 †	6.110	Maturity	12/31/2018	12,000	0	0	0	0
	Receive	EURMARGIN CAL20 †	10.000	Maturity	12/31/2020	16,800	0	0	0	0
	Receive	EURSIMP 4Q18 †	3.330	Maturity	12/31/2018	2,400	0	0	0	0
	Receive	JETBRENT 1Q19 †«	2.727	Maturity	03/31/2019	14,205	0	(23)	0	(23)
	Receive	JETBRENT 2Q19 †«	3.080	Maturity	06/30/2019	23,055	(3)	(6)	0	(9)
	Pay	JETBRENT CAL19 †«	0.000	Maturity	12/31/2019	56,820	0	170	170	0
	Pay	NAPGASFO 2H18 †	14.650	Maturity	12/31/2018	10,500	(1)	24	23	0
	Receive	NAPGASFO CAL18 †	12.700	Maturity	12/31/2018	14,400	(1)	(3)	0	(4)
	Receive	PLATGOLD N9 †	410.750	Maturity	07/09/2019	5,200	0	143	143	0
CBK	Receive	MEHMID CAL20 †	1.840	Maturity	12/31/2021	134,400	(2)	265	263	0
	Receive	WCS 2H18 †	19.100	Maturity	12/31/2018	17,600	(105)	(171)	0	(276)
	Receive	WCS 2Q4Q18 †	19.750	Maturity	12/31/2018	3,800	0	(57)	0	(57)
	Receive	WCS CAL18 †	15.450	Maturity	12/31/2018	37,000	(111)	(603)	0	(714)
GST	Pay	CBOT Wheat December Futures †	5.143	Maturity	11/23/2018	1,080,000	0	56	56	0
	Pay	CBOT Wheat December Futures †	5.320	Maturity	11/23/2018	1,155,000	0	265	265	0
	Receive	COCL CAL19 †	5.300	Maturity	12/31/2019	81,600	(6)	(248)	0	(254)
	Receive	EUR5050 2H18 †	10.850	Maturity	12/31/2018	16,500	4	(17)	0	(13)
	Receive	EURMARGIN 4Q18 †	5.950	Maturity	12/31/2018	16,800	0	3	3	0
	Pay	EURSIMP 4Q18 †	3.700	Maturity	12/31/2018	33,600	(4)	19	15	0
	Receive	JETBRENT 1Q19 †«	0.000	Maturity	03/31/2019	8,850	0	(14)	0	(14)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	63

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	JETBRENT CAL19 †«	$0.000	Maturity	12/31/2019	35,400	$0	$93	$93	$0
	Receive	MEHCL CAL19 †	2.650	Maturity	12/31/2019	81,600	(5)	197	192	0
	Receive	MIDWTICAL 2H18 †	1.000	Maturity	12/31/2018	2,600	0	(15)	0	(15)
	Pay	NAPGASFO 2H18 †	14.650	Maturity	12/31/2018	6,600	0	15	15	0
	Receive	PLATGOLD N9 †	411.500	Maturity	07/08/2019	600	0	17	17	0
	Receive	WCS 2H18 †	20.100	Maturity	12/31/2018	6,600	0	(97)	0	(97)
	Pay	WCS 4Q18 †	20.600	Maturity	12/31/2018	7,600	0	108	108	0
JPM	Pay	CBOT Wheat December Futures †	5.079	Maturity	11/23/2018	555,000	0	(6)	0	(6)
	Receive	EUR5050 CAL18 †	11.010	Maturity	12/31/2018	12,600	0	(12)	0	(12)
	Receive	EURMARGIN CAL20 †	9.900	Maturity	12/31/2020	32,400	0	2	2	0
	Receive	EUROBOBCO CAL21 †	7.700	Maturity	12/31/2021	14,400	0	3	3	0
	Receive	EURSIMP 2H18 †	2.600	Maturity	12/31/2018	19,500	0	14	14	0
	Receive	EURSIMP 4Q18 †	3.300	Maturity	12/31/2018	15,600	0	(1)	0	(1)
	Receive	KWW Z8 †	3.500	Maturity	11/23/2018	710,000	(6)	(3)	0	(9)
	Pay	NAPGASFO 2H18 †	14.700	Maturity	12/31/2018	6,900	0	16	16	0
	Receive	NAPGASFO CAL18 †	12.000	Maturity	12/31/2018	9,600	0	(2)	0	(2)
MAC	Receive	COCL CAL19 †	5.380	Maturity	12/31/2019	69,600	(4)	(207)	0	(211)
	Receive	EURMARGIN 2H18 †	5.580	Maturity	12/31/2018	14,100	0	7	7	0
	Receive	EURSIMP 4Q18 †	3.370	Maturity	12/31/2018	15,600	0	(2)	0	(2)
	Receive	MEHCL CAL19 †	2.700	Maturity	12/31/2019	69,600	0	160	160	0
	Receive	WCS CAL18 †	15.400	Maturity	12/31/2018	12,600	(38)	(206)	0	(244)
MYC	Receive	EUR5050 2H18 †	10.900	Maturity	12/31/2018	17,100	0	(14)	0	(14)
	Receive	EUR5050 2H18 †	11.100	Maturity	12/31/2018	13,200	0	(14)	0	(14)
	Receive	EUR5050 2H18 †	11.150	Maturity	12/31/2018	13,500	0	(15)	0	(15)
	Pay	EUR5050 2H18 †	12.100	Maturity	12/31/2018	8,700	0	18	18	0
	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	30,450	0	10	10	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	20,250	0	6	6	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	10,350	0	1	1	0
	Receive	EURMARGIN 2H19 †	7.150	Maturity	12/31/2019	17,400	0	4	4	0
	Receive	EURMARGIN 4Q18 †	5.800	Maturity	12/31/2018	33,300	0	12	12	0
	Receive	EURMARGIN 4Q18 †	5.830	Maturity	12/31/2018	17,700	0	6	6	0
	Receive	EURMARGIN 4Q18 †	5.940	Maturity	12/31/2018	16,500	0	4	4	0
	Receive	EURMARGIN 4Q18 †	6.420	Maturity	12/31/2018	5,700	0	(1)	0	(1)
	Pay	EURMARGIN 4Q18 †	7.070	Maturity	12/31/2018	213,750	0	195	195	0
	Receive	EURMARGIN CAL19 †	8.920	Maturity	12/31/2019	69,600	0	28	28	0
	Receive	EURMARGIN CAL20 †	9.970	Maturity	12/31/2020	16,800	0	0	0	0
	Receive	EUROBOBCO CAL20 †	8.220	Maturity	12/31/2020	36,000	0	27	27	0
	Receive	EUROBOBCO CAL21 †	7.650	Maturity	12/31/2021	10,800	0	3	3	0
	Pay	EURSIMP 2H18 †	3.470	Maturity	12/31/2018	19,500	0	3	3	0
	Pay	FFAWTI 3Q18 †	15.150	Maturity	12/31/2018	6,000	0	(50)	0	(50)
	Receive	GOLDLNPM Index †	1,303.300	Maturity	11/29/2018	2,900	0	(316)	0	(316)
	Receive	GOLDLNPM Index †	1,345.750	Maturity	11/29/2018	1,300	0	(197)	0	(197)
	Pay	GOLDLNPM Index †	1,255.000	Maturity	11/29/2018	6,300	0	383	383	0
	Pay	GOLDLNPM Index †	1,266.200	Maturity	11/29/2018	5,600	0	403	403	0
	Pay	GOLDLNPM Index †	1,289.000	Maturity	11/29/2018	6,400	0	606	606	0

							$(282)	$1,003	$3,291	$(2,570)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.844%	$	200	$(17)	$13	$0	$(4)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.844		500	(43)	32	0	(11)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.419		500	5	(1)	4	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.130		1,100	(71)	29	0	(42)

								$(126)	$73	$4	$(57)

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	3,200	$(95)	$109	$14	$0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047		500	(16)	22	6	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		2,600	(121)	149	28	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		2,300	(142)	160	18	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		13,300	(440)	497	57	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		5,200	(151)	173	22	0

							$(965)	$1,110	$145	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BRC	Receive	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020		ILS	15,210	$0	$6	$6	$0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028			3,270	0	(11)	0	(11)
DUB	Pay	1-Year ILS-TELBOR	2.100	Monthly	06/20/2028			3,120	0	1	1	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020			28,540	0	1	1	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020			17,640	0	6	6	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020			11,820	1	4	5	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028			6,010	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028			3,700	0	(11)	0	(11)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028			2,530	0	(6)	0	(6)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020			9,320	0	4	4	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028			1,990	0	(5)	0	(5)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020			14,600	0	2	2	0
MYC	Pay	CPURNSA	1.788	Maturity	07/18/2026	$		3,600	0	(196)	0	(196)
	Pay	CPURNSA	1.800	Maturity	07/20/2026			9,900	0	(527)	0	(527)
	Pay	CPURNSA	1.805	Maturity	09/20/2026			900	0	(47)	0	(47)

									$1	$(779)	$25	$(803)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	DWRTFT Index	359	1-Month USD-LIBOR plus a specified spread	Monthly	08/26/2019	$ 3,587	$0	$0	$0	$0
BRC	Receive	DWRTFT Index	204	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	2,039	0	(4)	0	(4)
	Pay	iBoxx USD Investment Grade Corporate Bond ETF	N/A	1-Month USD-LIBOR less a specified spread	Monthly	08/30/2019	23,549	0	41	41	0
CIB	Receive	PIMCODB Index(10) †	626,820	0.000	Monthly	02/15/2019	67,185	0	2,659	2,659	0
FAR	Pay	iBoxx USD Investment Grade Corporate Bond ETF	N/A	1-Month USD-LIBOR less a specified spread	Monthly	02/28/2019	21,718	0	35	35	0
	Pay	iBoxx USD Investment Grade Corporate Bond ETF	N/A	1-Month USD-LIBOR less a specified spread	Monthly	03/05/2019	46,409	0	22	22	0
GST	Receive	BCOMGC Index †	757,808	0.070	Monthly	02/15/2019	108,304	0	(865)	0	(865)
JPM	Receive	BCOMF1T Index †	320,159	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2019	107,426	0	3,831	3,831	0
	Receive	JMABNIC2 Index(11) †	75,457	0.170	Monthly	02/15/2019	32,601	0	1,172	1,172	0
MAC	Receive	PIMCODB Index(12) †	175,110	0.000	Monthly	02/15/2019	18,780	0	743	743	0
SOG	Receive	DWRTFT Index	107	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	1,069	0	(2)	0	(2)

								$0	$7,632	$8,503	$(871)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	65

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Receive	CBOT Soybean Oil December Futures(8) †	3.331%	Maturity	11/23/2018	$ 1,452	$0	$(20)	$0	$(20)
JPM	Receive	CBOT Corn December Futures(8) †	3.063	Maturity	11/23/2018	1,286	0	(5)	0	(5)
	Pay	CBOT Soybean November Futures(8) †	4.494	Maturity	10/26/2018	1,347	0	20	20	0
	Pay	GOLDLNPM Index(8) †	3.240	Maturity	07/08/2019	6,250	0	127	127	0
	Receive	SLVRLND Index(8) †	5.336	Maturity	10/31/2018	1,018	0	(34)	0	(34)
	Receive	SLVRLND Index(8) †	7.290	Maturity	07/08/2019	4,167	0	(169)	0	(169)
	Pay	SPGCIAP Index(8) †	4.452	Maturity	08/01/2019	731	0	(8)	0	(8)
MAC	Receive	CBOT Soybean November Futures(8) †	4.306	Maturity	10/26/2018	3,422	0	6	6	0
MYC	Pay	GOLDLNPM Index(8) †	2.045	Maturity	10/25/2018	9,755	0	129	129	0
	Pay	GOLDLNPM Index(8) †	3.294	Maturity	07/17/2019	7,989	0	163	163	0
	Pay	GOLDLNPM Index(8) †	3.240	Maturity	07/26/2019	8,004	0	156	156	0
	Pay	GOLDLNPM Index(8) †	3.063	Maturity	10/08/2019	7,943	0	124	124	0
	Pay	GOLDLNPM Index(8) †	1.960	Maturity	05/12/2020	5,107	0	27	27	0
	Receive	SLVRLND Index(8) †	5.359	Maturity	10/25/2018	6,026	0	(207)	0	(207)
	Receive	SLVRLND Index(8) †	5.406	Maturity	10/31/2018	5,914	0	(205)	0	(205)
	Receive	SLVRLND Index(8) †	5.406	Maturity	11/06/2018	2,903	0	(99)	0	(99)
	Receive	SLVRLND Index(8) †	5.176	Maturity	12/03/2018	3,187	0	(97)	0	(97)
	Receive	SLVRLND Index(8) †	4.840	Maturity	12/19/2018	2,205	0	(58)	0	(58)
	Receive	SLVRLND Index(8) †	3.706	Maturity	07/09/2019	7,117	0	(38)	0	(38)
	Receive	SLVRLND Index(8) †	7.317	Maturity	07/17/2019	5,360	0	(216)	0	(216)
	Receive	SLVRLND Index(8) †	7.398	Maturity	07/26/2019	5,297	0	(213)	0	(213)
	Receive	SLVRLND Index(8) †	7.023	Maturity	10/08/2019	5,245	0	(165)	0	(165)
	Receive	SLVRLND Index(8) †	4.580	Maturity	05/12/2020	3,341	0	(30)	0	(30)
SOG	Pay	CBOT Soybean November Futures(8) †	4.368	Maturity	10/26/2018	1,360	0	13	13	0
	Receive	CBOT Soybean November Futures(8) †	2.756	Maturity	10/26/2018	2,681	0	4	4	0
	Receive	CBOT Soybean November Futures(8) †	2.789	Maturity	10/26/2018	4,730	0	3	4	(1)
	Receive	CBOT Soybean November Futures(8) †	2.822	Maturity	10/26/2018	2,619	0	(3)	0	(3)
	Pay	GOLDLNPM Index(8) †	1.782	Maturity	06/08/2020	4,344	0	14	14	0
	Receive	SLVRLND Index(8) †	4.410	Maturity	06/08/2020	2,762	0	(17)	0	(17)
	Receive	SPGCIAP Index(8) †	3.276	Maturity	08/01/2019	1,305	0	21	21	0
	Receive	SPGCICP Index(8) †	4.000	Maturity	07/26/2019	1,425	0	1	1	0

							$0	$(776)	$809	$(1,585)

Total Swap Agreements							$(1,372)	$8,263	$12,777	$(5,886)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
PIMCO Inflation Response Multi-Asset Fund
BOA	$179	$0	$0	$179	$(183)	$0	$0	$(183)	$(4)	$0	$(4)
BPS	2,456	0	0	2,456	(1,113)	0	0	(1,113)	1,343	(1,340)	3
BRC	147	0	47	194	(8)	(4)	(15)	(27)	167	(300)	(133)
CBK	608	0	0	608	(98)	(78)	(4)	(180)	428	3	431
DUB	0	0	1	1	0	0	(11)	(11)	(10)	(30)	(40)
FAR	0	0	57	57	0	0	0	0	57	0	57
GLM	171	0	12	183	(247)	(10)	(17)	(274)	(91)	0	(91)
GST	0	0	66	66	0	0	0	0	66	0	66
HUS	172	0	8	180	(226)	0	(47)	(273)	(93)	102	9
JPM	1,469	43	2	1,514	(645)	(93)	0	(738)	776	(941)	(165)
MSB	0	0	0	0	(670)	0	0	(670)	(670)	496	(174)
MYC	0	0	57	57	0	(216)	(770)	(986)	(929)	925	(4)
MYI	0	0	0	0	0	0	0	0	0	302	302

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
NGF	$2	$0	$0	$2	$0	$0	$0	$0	$2	$0	$2
RYL	187	0	0	187	0	0	0	0	187	(500)	(313)
SCX	602	0	0	602	0	0	0	0	602	(620)	(18)
SOG	269	0	0	269	(502)	0	(2)	(504)	(235)	467	232
SSB	0	0	0	0	(247)	0	0	(247)	(247)	0	(247)
UAG	190	0	22	212	0	0	0	0	212	0	212
PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
BOA	1	0	0	1	0	0	0	0	1	0	1
BPS	0	0	353	353	0	0	(36)	(36)	317	(300)	17
CBK	0	0	263	263	0	0	(1,047)	(1,047)	(784)	766	(18)
CIB	0	0	2,659	2,659	0	0	0	0	2,659	(2,210)	449
GST	0	0	764	764	0	0	(1,278)	(1,278)	(514)	1,365	851
JPM	0	0	5,185	5,185	0	0	(246)	(246)	4,939	(4,135)	804
MAC	0	0	916	916	0	0	(457)	(457)	459	(370)	89
MYC	0	0	2,308	2,308	0	0	(1,935)	(1,935)	373	(619)	(246)
SCX	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
SOG	0	0	57	57	0	0	(21)	(21)	36	0	36

Total Over the Counter	$6,453	$43	$12,777	$19,273	$(3,944)	$(401)	$(5,886)	$(10,231)

(o)

Securities with an aggregate market value of $4,564 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)	Variance Swap
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	67

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

(10)	The following table represents the individual positions within the total return swap as of September 30, 2018:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Aluminum November 2018 Futures	2.8%	$1,858
Arabica Coffee December 2018 Futures	0.9	600
Brent Crude January 2019 Futures	1.3	865
Brent Crude March 2019 Futures	5.9	3,952
Cocoa December 2018 Futures	0.2	107
Copper December 2018 Futures	1.5	992
Corn December 2018 Futures	1.5	1,010
Cotton No. 02 December 2018 Futures	0.6	385
Cotton No. 02 March 2019 Futures	2.8	1,849
Gas Oil March 2019 Futures	2.8	1,911
Gas Oil November 2018 Futures	0.8	538
Gold 100 oz. December 2018 Futures	2.3	1,564
Hard Red Winter Wheat December 2018 Futures	1.4	924
Lead March 2019 Futures	2.4	1,614
Live Cattle December 2018 Futures	1.4	974
New York Harbor ULSD March 2019 Futures	4.3	2,894
New York Harbor ULSD November 2018 Futures	3.8	2,585
Nickel November 2018 Futures	0.3	181
NYMEX — Natural Gas November 2018 Futures	13.4	9,010
RBOB Gasoline March 2019 Futures	4.2	2,818
RBOB Gasoline November 2018 Futures	4.2	2,821
Silver December 2018 Futures	3.0	1,999
Soybean Meal December 2018 Futures	0.6	372
Soybean Oil December 2018 Futures	0.9	627
Soybeans November 2018 Futures	0.4	248
Sugar No. 11 March 2019 Futures	4.8	3,204
Wheat December 2018 Futures	0.6	395
WTI Crude March 2019 Futures	5.5	3,725
WTI Crude November 2018 Futures	0.8	559
Zinc March 2019 Futures	2.6	1,732
Zinc November 2018 Futures	2.3	1,564

Total Long Futures Contracts		$53,877

CASH	19.7%	$13,308

Total Notional Amount		$67,185

(11)	The following table represents the individual positions within the total return swap as of September 30, 2018:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Brent Crude March 2019 Futures	19.2%	$6,299
Copper March 2019 Futures	8.7	2,837
Gold 100 oz. February 2019 Futures	11.8	3,860
Lean Hogs February 2019 Futures	0.9	293
Live Cattle February 2019 Futures	2.3	743
New York Harbor ULSD January 2019 Futures	7.7	2,504
Nickel January 2019 Futures	8.3	2,699
RBOB Gasoline January 2019 Futures	11.6	3,778
Silver March 2019 Futures	3.4	1,117
Soybean Meal January 2019 Futures	7.2	2,332
Soybeans January 2019 Futures	17.2	5,600
Sugar No. 11 March 2019 Futures	1.7	539

Total Long Futures Contracts		$32,601

Total Notional Amount		$32,601

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

(12)	The following table represents the individual positions within the total return swap as of September 30, 2018:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Aluminum November 2018 Futures	2.8%	$519
Arabica Coffee December 2018 Futures	0.9	168
Brent Crude January 2019 Futures	1.3	242
Brent Crude March 2019 Futures	5.9	1,105
Cocoa December 2018 Futures	0.2	30
Copper December 2018 Futures	1.5	277
Corn December 2018 Futures	1.5	282
Cotton No. 02 December 2018 Futures	0.6	108
Cotton No. 02 March 2019 Futures	2.8	517
Gas Oil March 2019 Futures	2.8	535
Gas Oil November 2018 Futures	0.8	150
Gold 100 oz. December 2018 Futures	2.3	437
Hard Red Winter Wheat December 2018 Futures	1.4	258
Lead March 2019 Futures	2.4	451
Live Cattle December 2018 Futures	1.4	272
New York Harbor ULSD March 2019 Futures	4.3	809
New York Harbor ULSD November 2018 Futures	3.8	723
Nickel November 2018 Futures	0.3	51
NYMEX — Natural Gas November 2018 Futures	13.4	2,518
RBOB Gasoline March 2019 Futures	4.2	788
RBOB Gasoline November 2018 Futures	4.2	788
Silver December 2018 Futures	3.0	559
Soybean Meal December 2018 Futures	0.6	104
Soybean Oil December 2018 Futures	0.9	175
Soybeans November 2018 Futures	0.4	69
Sugar No. 11 March 2019 Futures	4.8	896
Wheat December 2018 Futures	0.6	111
WTI Crude March 2019 Futures	5.5	1,041
WTI Crude November 2018 Futures	0.8	156
Zinc March 2019 Futures	2.6	484
Zinc November 2018 Futures	2.3	437

Total Long Futures Contracts		$15,060

CASH	19.7%	$3,720

Total Notional Amount		$18,780

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$2,022	$0	$520	$0	$1	$2,543
Futures	5,942	0	236	0	1,410	7,588
Swap Agreements	0	5	0	0	296	301

	$7,964	$5	$756	$0	$1,707	$10,432

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,453	$0	$6,453
Purchased Options	0	0	43	0	0	43
Swap Agreements	12,505	149	98	0	25	12,777

	$12,505	$149	$141	$6,453	$25	$19,273

	$20,469	$154	$897	$6,453	$1,732	$29,705

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	69

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$876	$0	$500	$0	$306	$1,682
Futures	5,826	0	76	0	506	6,408
Swap Agreements	0	4	0	0	141	145

	$6,702	$4	$576	$0	$953	$8,235

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,944	$0	$3,944
Written Options	0	4	0	132	265	401
Swap Agreements	5,020	57	6	0	803	5,886

	$5,020	$61	$6	$4,076	$1,068	$10,231

	$11,722	$65	$582	$4,076	$2,021	$18,466

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(85)	$0	$(46)	$(131)
Written Options	2,360	0	191	0	708	3,259
Futures	2,346	0	(101)	0	(4,013)	(1,768)
Swap Agreements	0	(926)	0	0	2,140	1,214

	$4,706	$(926)	$5	$0	$(1,211)	$2,574

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,972	$0	$11,972
Purchased Options	0	0	(114)	(5)	(677)	(796)
Written Options	0	337	290	95	336	1,058
Swap Agreements	(16,058)	120	2,942	0	8	(12,988)

	$(16,058)	$457	$3,118	$12,062	$(333)	$(754)

	$(11,352)	$(469)	$3,123	$12,062	$(1,544)	$1,820

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$87	$0	$(425)	$0	$(2)	$(340)
Written Options	(264)	0	747	0	(131)	352
Futures	(5,989)	0	(2,718)	0	7,157	(1,550)
Swap Agreements	0	257	0	0	768	1,025

	$(6,166)	$257	$(2,396)	$0	$7,792	$(513)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,093	$0	$3,093
Purchased Options	0	0	22	3	255	280
Written Options	0	(24)	5	(28)	(84)	(131)
Swap Agreements	5,904	177	767	0	(220)	6,628

	$5,904	$153	$794	$3,068	$(49)	$9,870

	$(262)	$410	$(1,602)	$3,068	$7,743	$9,357

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$60,975	$0	$60,975
Industrials	0	12,056	0	12,056
Utilities	0	15,359	0	15,359
Municipal Bonds & Notes
West Virginia	0	165	0	165
U.S. Government Agencies	0	265,318	0	265,318
U.S. Treasury Obligations	0	560,755	0	560,755
Non-Agency Mortgage-Backed Securities	0	14,631	0	14,631
Asset-Backed Securities	0	72,874	0	72,874
Sovereign Issues	0	106,935	0	106,935
Common Stocks
Consumer Discretionary	4,475	0	0	4,475
Consumer Staples	1,136	0	0	1,136
Financials	0	2,887	0	2,887
Industrials	4,265	0	0	4,265
Information Technology	3,429	0	0	3,429
Materials	1,088	0	0	1,088
Real Estate Investment Trusts
Financials	428	0	0	428
Real Estate	109,420	0	0	109,420
Short-Term Instruments
Repurchase Agreements	0	10,285	0	10,285
Short-Term Notes	0	439	0	439
Argentina Treasury Bills	0	4,249	0	4,249
Greece Treasury Bills	0	1,149	0	1,149
Japan Treasury Bills	0	17,780	0	17,780
Nigeria Treasury Bills	0	887	0	887
U.S. Treasury Bills	0	1,107	0	1,107

	$124,241	$1,147,851	$0	$1,272,092

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Mutual Funds	$114,295	$0	$0	$114,295
Short-Term Instruments
Central Funds Used for Cash Management Purposes	28,192	0	0	28,192

	$142,487	$0	$0	$142,487

Total Investments	$266,728	$1,147,851	$0	$1,414,579

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9,525	822	0	10,347
Over the counter	0	18,967	306	19,273

	$9,525	$19,789	$306	$29,620

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7,278)	(951)	0	(8,229)
Over the counter	0	(10,185)	(46)	(10,231)

	$(7,278)	$(11,136)	$(46)	$(18,460)

Total Financial Derivative Instruments	$2,247	$8,653	$260	$11,160

Totals	$268,975	$1,156,504	$260	$1,425,739

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	71

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Inflation Response Multi-Asset Fund (“IRMA Fund”) may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

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(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Long-Term Real Return Fund	Daily	Monthly
PIMCO Inflation Response Multi-Asset Fund	Quarterly	Quarterly
PIMCO RealEstateRealReturn Strategy Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

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Notes to Financial Statements (Cont.)

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2018, the FASB issued ASU 2018-13 which amends ASC 820 to modify the disclosure requirements on fair value measurements. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which

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may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by

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Notes to Financial Statements (Cont.)

the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques

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and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The IRMA Fund may invest substantially all or a significant portion of its assets in Institutional Class or Class M shares of any Underlying PIMCO Funds and may also invest in other Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended September 30, 2018 (amounts in thousands†):

PIMCO Inflation Response Multi-Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$124,445	$2,199	$0	$0	$(12,349)	$114,295	$2,197	$0
PIMCO Short-Term Floating NAV Portfolio III	7,340	401,358	(380,500)	(6)	0	28,192	159	0
Totals	$131,785	$403,557	$(380,500)	$(6)	$(12,349)	$142,487	$2,356	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Long-Term Real Return Fund	$4,326	$138,853	$(117,301)	$0	$(1)	$25,877	$52	$0
PIMCO RealEstateRealReturn Strategy Fund	5,972	624,757	(574,700)	1	0	56,030	157	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements (Cont.)

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at September 30, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

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Notes to Financial Statements (Cont.)

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities,

(ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a

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forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options  (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. A Fund may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Commodity Options  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

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Notes to Financial Statements (Cont.)

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows,

assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure

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during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal

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Notes to Financial Statements (Cont.)

shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a

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Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements  are also known as forward volatility agreements and volatility swaps and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Inflation Response Multi-Asset Fund	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund
New/Small Fund	X	—	—
Allocation	X	—	—
Acquired Fund	X	—	—
Interest Rate	X	X	X
Call	X	X	X
Credit	X	X	X
High Yield	—	X	X
High Yield and Distressed Company	X	—	—
Market	X	X	X
Issuer	X	X	X
Liquidity	X	X	X
Derivatives	X	X	X
Commodity	X	X	—
Equity	X	X	X
Mortgage-Related and Other Asset-Backed Securities	X	X	X
Foreign (Non-U.S.) Investment	X	X	X
Real Estate	X	—	X
Emerging Markets	X	X	X
Sovereign Debt	X	X	X
Currency	X	X	X
Leveraging	X	X	X
Management	X	X	X
Inflation-Indexed Security	—	X	—
Short Exposure	X	X	X
Tax	X	—	—
Subsidiary	X	—	—
Value Investing	X	—	—
Arbitrage	X	—	—

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Notes to Financial Statements (Cont.)

Risks	PIMCO Inflation Response Multi-Asset Fund	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund
Convertible Securities	X	—	—
Small-Cap and Mid-Cap Company	X	—	—
Gold-Related	X	—	—
Exchange-Traded Fund	X	—	—

The principal risks of investing in a Fund include risks from direct investments and/or, for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

New/Small Fund Risk  is the risk that a new or smaller Fund’s performance may not represent how a Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies.

Allocation Risk  is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk  is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

High Yield and Distressed Company Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

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Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Inflation-Indexed Security Risk  is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general,

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Notes to Financial Statements (Cont.)

the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though a Fund will not receive the principal until maturity.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk  is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Small-Cap and Mid-Cap Company Risk  is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Gold-Related Risk  is the risk that investments tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to changes in inflation or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used

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depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements (Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class		Class A	Class C
PIMCO Long-Term Real Return Fund	0.30%	0.25%	0.35%	N/A		0.25%	*	N/A	N/A
PIMCO RealEstateRealReturn Strategy Fund	0.49%	0.25%	0.35%	0.45%	(1)	0.25%	*	0.40%	0.40%
PIMCO Inflation Response Multi-Asset Fund	0.44%	0.25%	0.35%	N/A		0.25%	*	0.45%	N/A

*	This particular share class has been registered with the SEC, but has not yet launched.
(1)	PIMCO has contractually agreed, through July 31, 2019, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%

Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2018, the Distributor retained $3,453,163 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit

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committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for amounts waived pursuant to the Expense Limitation Agreement in future periods, not to exceed thirty-six months after the waiver. At September 30, 2018, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for I-3 shares of the PIMCO RealEstateRealReturn Strategy Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class and Class M shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2019, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the IRMA Fund’s management fees are greater than or equal to the management fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2018, the amount was $495,759.

PIMCO Cayman Commodity Fund VII, Ltd. (the “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2018, the amount was $936,584. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note X, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees

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Notes to Financial Statements (Cont.)

and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2018, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Long-Term Real Return Fund	$214	$905
PIMCO RealEstateRealReturn Strategy Fund	340	1,575
PIMCO Inflation Response Multi-Asset Fund	179,648	182,573

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Long-Term Real Return Fund	$389,847	$420,145	$12,758	$44,999
PIMCO RealEstateRealReturn Strategy Fund	3,070,076	3,427,542	251,841	288,628
PIMCO Inflation Response Multi-Asset Fund	2,338,633	2,462,647	126,177	161,478

†	A zero balance may reflect actual amounts rounding to less than one thousand.

92	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2018 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Long-Term Real Return Fund				PIMCO RealEstateRealReturn Strategy Fund
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018		Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	3,134	$26,009	7,619	$63,634	12,724	$99,150	123,860		$1,008,643
I-2	461	3,804	1,321	10,953	598	4,870	1,828		14,722
I-3	0	0	0	0	14	115	0		0
Class D	0	0	0	0	0	0	2,863		21,440
Class A	0	0	0	0	1,320	9,825	15,956	(a)	110,189	(a)
Class C	0	0	0	0	95	612	327		2,135
Issued as reinvestment of distributions
Institutional Class	565	4,691	841	7,005	889	7,682	2,179		18,226
I-2	34	286	39	328	32	270	75		614
I-3	0	0	0	0	0	1	0		0
Class D	0	0	0	0	0	0	167		1,273
Class A	0	0	0	0	145	1,131	184		1,392
Class C	0	0	0	0	95	635	73		483
Cost of shares redeemed
Institutional Class	(4,663)	(38,425)	(10,250)	(85,254)	(53,163)	(445,107)	(26,549)		(217,277)
I-2	(218)	(1,799)	(1,183)	(9,850)	(2,217)	(17,405)	(4,757)		(38,235)
I-3	0	0	0	0	0	0	0		0
Class D	0	0	0	0	0	0	(24,356	)(a)	(172,731	)(a)
Class A	0	0	0	0	(7,119)	(52,919)	(14,232)		(106,141)
Class C	0	0	0	0	(1,490)	(9,555)	(6,157)		(39,906)
Net increase (decrease) resulting from Fund share transactions	(687)	$(5,434)	(1,613)	$(13,184)	(48,077)	$(400,695)	71,461		$604,827

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	93

Notes to Financial Statements (Cont.)

	PIMCO Inflation Response Multi-Asset Fund
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	21,001	$180,196	28,835		$252,160
I-2	508	4,402	927		8,096
I-3	0	0	0		0
Class D	0	0	0		0
Class A	23	195	220		1,908
Class C	0	0	29	(b)	237	(b)
Issued as reinvestment of distributions
Institutional Class	4,625	39,048	6,561		57,172
I-2	64	539	58		502
I-3	0	0	0		0
Class D	0	0	0		0
Class A	26	219	55		472
Class C	0	0	2	(b)	17	(b)
Cost of shares redeemed
Institutional Class	(22,040)	(191,882)	(24,320)		(211,408)
I-2	(104)	(891)	(411)		(3,579)
I-3	0	0	0		0
Class D	0	0	0		0
Class A	(146)	(1,230)	(302)		(2,623)
Class C	0	0	(268	)(b)	(2,262	)(b)
Net increase (decrease) resulting from Fund share transactions	3957	$30,596	11,386		$100,692

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 12,294 Class D shares in the amount of $83,422 converted into Class A shares of the Fund.
(b)	Class C Shares liquidated at the close of business on July 28, 2017.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended September 30, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO Long-Term Real Return Fund	1	1	10%	32%
PIMCO RealEstateRealReturn Strategy Fund	0	2	0%	68%
PIMCO Inflation Response Multi-Asset Fund	1	0	33%	0%

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Inflation Response Multi-Asset Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Fund (amounts in thousands†).

94	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2018 (Unaudited)

PIMCO Inflation Response Multi-Asset Fund
PIMCO Cayman Commodity Fund VII, Ltd.
Date of Incorporation	08/01/2011
Subscription Agreement	08/31/2011
Consolidated Fund Net Assets	$1,145,656
Subsidiary % of Fund Net Assets	18.5%
Subsidiary Financial Statement Information
Total assets	$312,445
Total liabilities	100,799
Net assets	$211,646
Total income	2,888
Net investment income (loss)	1,915
Net realized gain (loss)	(11,362)
Net change in unrealized appreciation (depreciation)	(1,557)
Increase (decrease) in net assets resulting from operations	$(11,004)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and/or other fixed income instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Commodity Subsidiary.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	95

Notes to Financial Statements (Cont.)

September 30, 2018 (Unaudited)

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to the

Commodity Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Commodity Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†)(7):

	Short-Term	Long-Term
PIMCO Long-Term Real Return Fund	$58,249	$30,352
PIMCO RealEstateRealReturn Strategy Fund	45,808	6,244
PIMCO Inflation Response Multi-Asset Fund*	25,653	19,811

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO Long-Term Real Return Fund	$413,803	$6,389	$(16,205)	$(9,816)
PIMCO RealEstateRealReturn Strategy Fund	2,899,347	109,827	(61,720)	48,107
PIMCO Inflation Response Multi-Asset Fund	1,449,416	101,592	(115,189)	(13,597)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

96	PIMCO REAL RETURN STRATEGY FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RCY	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale
CIB	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MAC	Macquarie Bank Limited	TDM	TD Securities (USA) LLC
FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DKK	Danish Krone	NGN	Nigerian Naira	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	EURMARGIN	European Refined Margin	MIDWTICAL	WTI Midland (Argus) Index
BADLARPP	Argentina Badlar Floating Rate Notes	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	NAPGASFO	Naphtha Fuel Oil Spread
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	EURSIMP	Weighted Basket of Refined Products	PIMCODB	PIMCO Custom Commodity Basket
BCOMGC	Bloomberg Gold Sub-Index	FFAWTI	WTI Financial Futures Index	PLATGOLD	Platinum-Gold Spread
BRENT	Brent Crude	FRCPXTOB	France Consumer Price ex-Tobacco Index	S&P 500	Standard & Poor’s 500 Index
CDX.HY	Credit Derivatives Index - High Yield	GOLDLNPM	London Gold Market Fixing Ltd. PM	SLVRLND	London Silver Market Fixing Ltd.
CDX.IG	Credit Derivatives Index - Investment Grade	ISDA	International Swaps and Derivatives Association, Inc.	SPGCIAP	S&P GSCI Aluminum ER
CMBX	Commercial Mortgage-Backed Index	JETBRENT	Jet Brent Crack Swaps	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
COCL	ICE BofAML Large Cap Contingent Capital Index	JMABNIC	J.P. Morgan Nic Custom Index	TOPIX	Tokyo Price Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	KWW	Kontakt Kommunales Wasserwerk	UKRPI	United Kingdom Retail Prices Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	LLS	Light Louisiana Sweet Crude	ULSD	Ultra-Low Sulfur Diesel
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MEHCL	Custom Commodity Forward Index	US0003M	3 Month USD Swap Rate
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MEHMID	Custom Commodity Forward Index	WCS	Western Canadian Select
EUR5050	European 50/50 Refining Margin

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali	NCUA	National Credit Union Administration	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	WTI	West Texas Intermediate
D&I	Down and In Barrier Option	OIS	Overnight Index Swap	YOY	Year-Over-Year
DAC	Designated Activity Company	oz.	Ounce

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	97

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 20-21, 2018, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2019. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2019. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2019.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received information on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2018 meeting. The Independent Trustees also conducted several in-person meetings with counsel to the Trust and the Independent Trustees, including one on July 18, 2018, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements, the Board received comparative information on the performance and the fees and expenses of other peer group funds and share classes. The Board also requested and received supplemental information regarding, among other information: business strategy with regard to certain funds, fund performance, the expense structure of certain funds and competitive comparisons of the total expense ratios of certain funds and classes, and historical changes to advisory and supervisory and administrative fees and related information.

98	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2017, including, but not limited to upgrading the global network and infrastructure to support trading and risk management systems; enhancing and continuing to expand capabilities within the pre-trade compliance platform; enhancing flexible client reporting capabilities to support increased differentiation within local markets; developing new application and database frameworks to support new trading strategies; expanding proprietary applications suites to enrich capabilities across Compliance, Analytics, Risk Management, Client Reporting, Attribution and Customer Relationship management; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program and global business continuity functions; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; engaging a third party service provider to implement the SEC reporting modernization regime; expanding the Fund Treasurer’s Office; enhancing a proprietary application to provide portfolio managers with more timely and high quality income reporting; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; upgrading a proprietary application to allow shareholder subscription and redemption data to pass to portfolio managers more quickly and efficiently; and continuing to expand the pricing portal and the proprietary performance reconciliation tool. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	99

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 and other performance data, as available, over short- and long-term periods ended June 30, 2018 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 20-21, 2018 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of March 31, 2018, 75%, 71% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of June 30, 2018, 91%, 87% and 93% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net of fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

100	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than

PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Broadridge. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	101

Approval of Investment Advisory Contract and Other Agreements (Cont.)

remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Broadridge, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Strategic Bond Fund by 15 basis points and waive the Fund’s supervisory and administrative fee by five basis points for each share class of the Fund for an initial term from October 1, 2018 through July 31, 2021. The Board considered that the purpose of the proposal is to reflect recent changes to the Fund’s strategy and realign its position.

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the PIMCO Strategic Bond Fund after the proposals to decrease its fees, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year under both the adjusted asset profitability method (formerly known as the “difficulty factor” method) and the profit and loss method, which were each utilized to calculate profitability. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to PIMCO’s relationship with the Funds were within the ranges of publicly traded fund companies reported by Broadridge and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics, senior management supervision, governance and oversight of those services, and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a

102	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	103

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4006SAR_093018

PIMCO Funds

Semiannual

Report

September 30, 2018

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Low Duration Fund II

PIMCO Low Duration ESG Fund

PIMCO Short Asset Investment Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following this letter is the PIMCO Funds Semiannual Report which covers the six-month reporting period ended September 30, 2018. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the first quarter of 2018. During the second quarter of 2018 GDP growth rose to an annual pace of 4.2%, representing the strongest pace since the third quarter of 2014. The Commerce Department’s initial reading — released after the end of the reporting period — showed that third- quarter 2018 GDP grew at an annual pace of 3.5%.

The Federal Reserve (the “Fed”) continued to normalize monetary policy during the reporting period. In June 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. At its September 2018 meeting, the Fed again increased rates to a range between 2.00% and 2.25%. In addition to increasing the federal funds rate, the Fed continued to reduce its balance sheet during the reporting period.

Economic activity outside the U.S. initially accelerated during the reporting period, but moderated somewhat as the reporting period progressed. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. The Bank of England raised rates at its meeting in August 2018 and the Bank of Canada raised rates once during the reporting period. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, and that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period as short-term rates moved up more than their longer-term counterparts. In our view, the increase in rates at the short end of the yield curve was mostly due to Fed interest rate increases. The yield on the benchmark 10-year U.S. Treasury note was 3.05% at the end of the reporting period, up from 2.74% on March 31, 2018.

U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -0.49% during the reporting period. Meanwhile the Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned -0.14% during the reporting period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 3.46% during the reporting period, whereas emerging market external debt, as represented by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, returned -1.71% during the reporting period. Emerging market local bonds, as represented by the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.06% during the reporting period. The emerging market debt asset class was negatively impacted by signs of moderating growth in China, the strengthening U.S. dollar and headline issues in countries such as Argentina and Turkey. Emerging market local currencies were hit especially hard, many of which significantly depreciated versus the U.S. dollar during the reporting period.

Global equities produced mixed results during the reporting period, while U.S. equities rallied sharply. We believe this rally was driven by a number of factors, including optimism surrounding the December 2017 tax reform bill and corporate profits that often exceeded expectations. All told, U.S. equities, as represented by the S&P 500 Index, returned 11.41% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned -8.97% during the reporting period, whereas global equities, as represented by the MSCI World Index, returned 6.80%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned 8.81% during the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned 5.37%.

2	PIMCO SHORT DURATION STRATEGY FUNDS

Commodity prices fluctuated and generated mixed results during the reporting period. When the reporting period began crude oil was approximately $65 a barrel, but by the end of the reporting period crude oil was roughly $73 a barrel. This ascent was driven in part by planned and observed production cuts by the Organization of Petroleum Exporting Countries (OPEC) and the collapse in Venezuelan oil production. Elsewhere, gold and copper prices moved lower during the reporting period.

Finally, during the reporting period the foreign exchange markets experienced periods of volatility, due in part to signs of decoupling economic growth and central bank policies, along with a number of geopolitical events. The U.S. dollar strengthened against other major currencies during the reporting period. For example, the U.S. dollar returned 6.20%, 7.63% and 6.83% versus the euro, British pound and Japanese yen, respectively, during the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Government Money Market Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund and PIMCO Short Asset Investment Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The PIMCO Government Money Market Fund operates as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940. Government money market funds are permitted to transact fund shares at a NAV calculated using the amortized cost valuation method.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s decision to leave the European Union may impact Fund returns. This decision may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. (These charges do not apply to the PIMCO Government Money Market Fund.) The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class M, I-2, I-3, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class M, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

4	PIMCO SHORT DURATION STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class M	I-2*	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Government Money Market Fund	01/27/09	05/13/16	01/27/09	05/14/09	—	05/13/16	05/14/09	05/14/09	Diversified
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	—	—	02/02/98	—	—	Diversified
PIMCO Low Duration ESG Fund	12/31/96	12/31/96	—	11/19/10	—	03/19/99	—	—	Diversified
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	12/21/15	05/31/12	04/27/18	05/31/12	05/31/12	—	Diversified

*	Effective April 27, 2018, the name of Class P for all Funds of the Trust that offer such class was changed to I-2.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC has adopted a rule that, beginning in 2021, generally will allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO currently is evaluating how to make the electronic delivery option available to shareholders in the future.

The SEC adopted amendments to certain disclosure requirements relating to open-end investment companies’ liquidity risk management programs. Effective December 1, 2019, large fund complexes will be required to include in their shareholder reports a discussion of their liquidity risk management programs’ operations over the past year. This requirement does not apply to money market funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	5

PIMCO Government Money Market Fund

Institutional Class - PGYXX	Administrative Class - PGOXX
Class M - PGFXX	Class A - AMAXX
I-2 - PGPXX	Class C - AMGXX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Class M commenced operations.

Allocation Breakdown as of 09/30/2018†§

Repurchase Agreements	95.5%
U.S. Treasury Bills	4.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2018
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Institutional Class	2.03%	1.90%	0.89%	1.49%	0.48%	0.29%
PIMCO Government Money Market Fund Class M	2.03%	1.90%	0.89%	1.48%	0.48%	0.29%
PIMCO Government Money Market Fund I-2	1.93%	1.80%	0.84%	1.38%	0.42%	0.25%
PIMCO Government Money Market Fund Administrative Class	2.03%	1.90%	0.89%	1.49%	0.48%	0.29%
PIMCO Government Money Market Fund Class A	1.88%	1.75%	0.81%	1.33%	0.39%	0.23%
PIMCO Government Money Market Fund Class C	1.88%	1.75%	0.81%	1.33%	0.39%	0.23%
FTSE 3-Month Treasury Bill Index			0.94%	1.57%	0.49%	0.30%	♦
Lipper Institutional U.S. Government Money Markets Funds Average			0.74%	1.17%	0.33%	0.20%	♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 01/31/2009.

Money market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Class M shares. The prior Class M performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.18% for Institutional Class shares, 0.18% for Class M shares, 0.28% for I-2 shares, 0.18% for Administrative Class shares, 0.33% for Class A shares, and 0.33% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund invests 100% of its total assets in (i) cash, (ii) U.S. government securities, such as U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities), and (iii) repurchase agreements that are collateralized fully by such U.S. government securities or cash. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund had greater exposure to high quality and short-maturity assets during the reporting period.

»	The Fund’s weighted average maturity remained low over the reporting period, reducing its sensitivity to interest rate changes.

»	The Fund maintained its high level of collateralized repurchase agreement holdings to maintain a stable net asset value and liquidity profile.

6	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Low Duration Fund II

Institutional Class - PLDTX	Administrative Class - PDFAX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

U.S. Government Agencies	41.4%
Corporate Bonds & Notes	27.8%
Short-Term Instruments‡	16.0%
Asset-Backed Securities	11.3%
Non-Agency Mortgage-Backed Securities	3.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	0.66%	0.28%	1.13%	2.66%	4.21%
PIMCO Low Duration Fund II Administrative Class	0.53%	0.03%	0.88%	2.41%	3.95%
ICE BofAML 1-3 Year U.S. Treasury Index	0.42%	0.03%	0.56%	1.09%	3.68%
Lipper Short Investment Grade Debt Funds Average	0.84%	0.64%	1.18%	2.35%	3.93%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.50% for Institutional Class shares, and 0.75% for Administrative Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. front-end duration contributed to relative performance, as front-end interest rates rose.

»	Exposure to investment grade corporate securities contributed to performance, as these securities generally posted positive total returns.

»	Positions in non-agency mortgage-backed securities (“MBS”) contributed to performance, as these securities generated positive total returns during the reporting period.

»	Positions in agency MBS detracted from performance, as spreads widened during the majority of the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	7

PIMCO Low Duration ESG Fund

Institutional Class - PLDIX	Administrative Class - PDRAX
I-2 - PLUPX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Corporate Bonds & Notes	41.7%
U.S. Government Agencies	34.3%
Short-Term Instruments	13.9%
Asset-Backed Securities	5.4%
Sovereign Issues	2.7%
Non-Agency Mortgage-Backed Securities	2.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration ESG Fund Institutional Class	0.62%	(0.08)%	1.13%	3.07%	3.90%
PIMCO Low Duration ESG Fund I-2	0.57%	(0.18)%	1.03%	2.96%	3.79%
PIMCO Low Duration ESG Fund Administrative Class	0.50%	(0.33)%	0.88%	2.82%	3.64%
ICE BofAML 1-3 Year U.S. Treasury Index	0.42%	0.03%	0.56%	1.09%	3.15%
Lipper Short Investment Grade Debt Funds Average	0.84%	0.64%	1.18%	2.35%	3.29%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.50% for Institutional Class shares, 0.60% for I-2 shares, 0.70% for I-3 shares, and 0.75% for Administrative Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Low Duration ESG Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production of coal, or in the production or trade of pornographic materials. In addition, the Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Underweight exposure to the one- to three-year portion of the yield curve contributed to performance, as front-end interest rates rose.

»	Positions in non-agency mortgage-backed securities contributed to performance, as these securities generated positive total returns during the reporting period.

»	Exposure to investment grade corporate securities contributed to performance, as these securities generally posted positive total returns.

»	Long Swedish krona exposure detracted from relative performance, as the currency depreciated against the U.S. dollar.

»	Positions in agency mortgage-backed securities detracted from performance, as spreads widened during the majority of the reporting period.

8	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Short Asset Investment Fund

Institutional Class - PAIDX	I-3 - PANDX
Class M - PAMSX	Administrative Class - PAIQX
I-2 - PAIPX	Class A - PAIAX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Corporate Bonds & Notes	57.6%
Short-Term Instruments‡	23.1%
Asset-Backed Securities	9.9%
U.S. Government Agencies	4.8%
Sovereign Issues	3.3%
Other	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	Fund Inception (05/31/12)
PIMCO Short Asset Investment Fund Institutional Class	1.36%	2.30%	1.38%	1.43%
PIMCO Short Asset Investment Fund I-2	1.31%	2.20%	1.28%	1.33%
PIMCO Short Asset Investment Fund I-3	1.29%	2.14%	1.21%	1.26%
PIMCO Short Asset Investment Fund Class M	1.36%	2.31%	1.38%	1.43%
PIMCO Short Asset Investment Fund Administrative Class	1.22%	2.01%	1.12%	1.17%
PIMCO Short Asset Investment Fund Class A	1.18%	1.94%	1.02%	1.07%
PIMCO Short Asset Investment Fund Class A (adjusted)	(1.09)%	(0.35)%	0.57%	0.71%
FTSE 3-Month Treasury Bill Index	0.94%	1.57%	0.49%	0.40%
Lipper Ultra-Short Obligation Funds Average	1.19%	1.67%	0.93%	0.88%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.37% for Institutional Class shares, 0.47% for I-2 shares, 0.57% for I-3 shares, 0.37% for Class M Shares, 0.62% for Administrative Class shares, and 0.72% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Short Asset Investment Fund seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non- U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. duration contributed to performance, as rates rose.

»	Holdings of investment grade corporate securities contributed to performance, as spreads tightened.

»	Holdings of securitized debt contributed to performance, as these securities generally posted positive total returns.

»	Security selection within U.S. dollar-denominated emerging market debt contributed to performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	9

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2018 to September 30, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Government Money Market Fund
Institutional Class	$1,000.00	$1,008.90	$0.90	$1,000.00	$1,024.03	$0.91	0.18%
Class M	1,000.00	1,008.90	0.90	1,000.00	1,024.03	0.91	0.18
I-2	1,000.00	1,008.40	1.40	1,000.00	1,023.54	1.41	0.28
Administrative Class	1,000.00	1,008.90	0.90	1,000.00	1,024.03	0.91	0.18
Class A	1,000.00	1,008.10	1.65	1,000.00	1,023.29	1.66	0.33
Class C	1,000.00	1,008.10	1.65	1,000.00	1,023.29	1.66	0.33
PIMCO Low Duration Fund II
Institutional Class	$1,000.00	$1,006.60	$2.60	$1,000.00	$1,022.34	$2.62	0.52%
Administrative Class	1,000.00	1,005.30	3.85	1,000.00	1,021.09	3.88	0.77
PIMCO Low Duration ESG Fund
Institutional Class	$1,000.00	$1,006.20	$2.60	$1,000.00	$1,022.34	$2.62	0.52%
I-2	1,000.00	1,005.70	3.10	1,000.00	1,021.84	3.13	0.62
Administrative Class	1,000.00	1,005.00	3.85	1,000.00	1,021.09	3.88	0.77

10	PIMCO SHORT DURATION STRATEGY FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Short Asset Investment Fund
Institutional Class	$1,000.00	$1,013.60	$1.86	$1,000.00	$1,023.09	$1.87	0.37%
Class M	1,000.00	1,013.60	1.86	1,000.00	1,023.09	1.87	0.37
I-2	1,000.00	1,013.10	2.36	1,000.00	1,022.59	2.37	0.47
I-3(a)	1,000.00	1,010.30	2.21	1,000.00	1,018.90	2.21	0.52
Administrative Class	1,000.00	1,012.20	3.11	1,000.00	1,021.84	3.13	0.62
Class A	1,000.00	1,011.80	3.61	1,000.00	1,021.34	3.63	0.72

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/27/18 for Actual expenses. Expenses paid in the Actual expenses section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 154/365 for the I-3 shares of the PIMCO Short Asset Investment Fund (to reflect the period since the inception date of 4/27/18). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	11

Benchmark Descriptions

Index*	Benchmark Descriptions

FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

ICE BofAML 1-3 Year U.S. Treasury Index	The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

* It is not possible to invest directly in an unmanaged index.

12	PIMCO SHORT DURATION STRATEGY FUNDS

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SEMIANNUAL REPORT	SEPTEMBER 30, 2018	13

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Government Money Market Fund
Institutional Class
04/01/2018 - 09/30/2018+	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00	$0.00	$(0.01)
03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
05/13/2016 - 03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class M
04/01/2018 - 09/30/2018+	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	0.00	(0.00)
03/31/2015	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2014	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
I-2
04/01/2018 - 09/30/2018+	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	0.00	0.00
03/31/2015	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2014	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
Administrative Class
04/01/2018 - 09/30/2018+	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
05/13/2016 - 03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A
04/01/2018 - 09/30/2018+	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2016	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2015	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2014	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
Class C
04/01/2018 - 09/30/2018+	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	0.00	(0.00)
03/31/2015	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2014	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

PIMCO Low Duration Fund II
Institutional Class
04/01/2018 - 09/30/2018+	$9.67	$0.10	$(0.04)	$0.06	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2018	9.75	0.13	(0.06)	0.07	(0.15)	0.00	0.00	(0.15)
03/31/2017	9.73	0.13	0.07	0.20	(0.18)	0.00	0.00	(0.18)
03/31/2016	9.84	0.13	(0.07)	0.06	(0.17)	0.00	0.00	(0.17)
03/31/2015	9.90	0.08	(0.03)	0.05	(0.11)	0.00	0.00	(0.11)
03/31/2014	10.02	0.08	(0.06)	0.02	(0.13)	(0.01)	0.00	(0.14)
Administrative Class
04/01/2018 - 09/30/2018+	9.67	0.09	(0.04)	0.05	(0.09)	0.00	0.00	(0.09)
03/31/2018	9.75	0.11	(0.06)	0.05	(0.13)	0.00	0.00	(0.13)
03/31/2017	9.73	0.11	0.06	0.17	(0.15)	0.00	0.00	(0.15)
03/31/2016	9.84	0.10	(0.06)	0.04	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.90	0.06	(0.03)	0.03	(0.09)	0.00	0.00	(0.09)
03/31/2014	10.02	0.05	(0.06)	(0.01)	(0.10)	(0.01)	0.00	(0.11)

PIMCO Low Duration ESG Fund
Institutional Class
04/01/2018 - 09/30/2018+	$9.45	$0.08	$(0.02)	$0.06	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2018	9.48	0.09	(0.03)	0.06	(0.09)	0.00	0.00	(0.09)
03/31/2017	9.48	0.17	0.01	0.18	(0.15)	0.00	(0.03)	(0.18)
03/31/2016	9.69	0.17	(0.18)	(0.01)	(0.11)	0.00	(0.09)	(0.20)
03/31/2015	9.83	0.07	0.07	0.14	(0.28)	0.00	0.00	(0.28)
03/31/2014	9.97	0.11	(0.10)	0.01	(0.15)	(0.00)	0.00	(0.15)

14	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$1.00	0.89%	$216,347	0.18	%*	0.18	%*	0.18	%*	0.18	%*	1.77	%*	N/A
1.00	1.03	225,369	0.18		0.18		0.18		0.18		1.06		N/A
1.00	0.31	131,503	0.19	*	0.19	*	0.19	*	0.19	*	0.38	*	N/A

1.00	0.89	215,347	0.18	*	0.18	*	0.18	*	0.18	*	1.76	*	N/A
1.00	1.02	405,380	0.18		0.18		0.18		0.18		0.96		N/A
1.00	0.34	546,517	0.19		0.19		0.19		0.19		0.32		N/A
1.00	0.12	349,528	0.16		0.18		0.16		0.18		0.05		N/A
1.00	0.02	574,154	0.10		0.18		0.10		0.18		0.00		N/A
1.00	0.01	304,191	0.09		0.18		0.09		0.18		0.01		N/A

1.00	0.84	7,172	0.28	*	0.28	*	0.28	*	0.28	*	1.66	*	N/A
1.00	0.92	12,444	0.28		0.28		0.28		0.28		0.95		N/A
1.00	0.24	2,885	0.29		0.29		0.29		0.29		0.24		N/A
1.00	0.08	1,040	0.19		0.28		0.19		0.28		0.04		N/A
1.00	0.02	1,138	0.09		0.28		0.09		0.28		0.01		N/A
1.00	0.01	3,657	0.09		0.28		0.09		0.28		0.01		N/A

1.00	0.89	75,820	0.18	*	0.18	*	0.18	*	0.18	*	1.75	*	N/A
1.00	1.03	104,669	0.18		0.18		0.18		0.18		1.02		N/A
1.00	0.31	85,639	0.19	*	0.19	*	0.19	*	0.19	*	0.39	*	N/A

1.00	0.81	213,220	0.33	*	0.33	*	0.33	*	0.33	*	1.63	*	N/A
1.00	0.87	139,820	0.33		0.33		0.33		0.33		0.86		N/A
1.00	0.19	134,221	0.34		0.34		0.34		0.34		0.22		N/A
1.00	0.07	6,649	0.21		0.33		0.21		0.33		0.04		N/A
1.00	0.02	9,826	0.09		0.33		0.09		0.33		0.01		N/A
1.00	0.01	16,109	0.07	(c)	0.34	(c)	0.07	(c)	0.34	(c)	0.01		N/A

1.00	0.81	38,082	0.33	*	0.33	*	0.33	*	0.33	*	1.62	*	N/A
1.00	0.87	35,277	0.33		0.33		0.33		0.33		0.85		N/A
1.00	0.19	57,969	0.34		0.34		0.34		0.34		0.22		N/A
1.00	0.07	3,531	0.22		0.33		0.22		0.33		0.05		N/A
1.00	0.02	3,393	0.09		0.33		0.09		0.33		0.01		N/A
1.00	0.01	4,895	0.08	(c)	0.34	(c)	0.08	(c)	0.34	(c)	0.01		N/A

$9.63	0.66%	$360,734	0.52	%*	0.52	%*	0.50	%*	0.50	%*	2.10	%*	303%
9.67	0.72	365,528	0.50		0.50		0.50		0.50		1.37		701
9.75	2.03	321,426	0.54		0.54		0.50		0.50		1.34		491
9.73	0.66	340,320	0.54		0.54		0.50		0.50		1.29		282
9.84	0.53	382,254	0.50		0.50		0.50		0.50		0.82		170
9.90	0.19	630,917	0.50		0.50		0.50		0.50		0.80		355

9.63	0.53	9,111	0.77	*	0.77	*	0.75	*	0.75	*	1.85	*	303
9.67	0.46	9,071	0.75		0.75		0.75		0.75		1.11		701
9.75	1.77	9,055	0.79		0.79		0.75		0.75		1.10		491
9.73	0.41	10,037	0.79		0.79		0.75		0.75		1.03		282
9.84	0.27	9,909	0.75		0.75		0.75		0.75		0.58		170
9.90	(0.06)	26,223	0.75		0.75		0.75		0.75		0.55		355

$9.43	0.62%	$168,087	0.52	%*	0.52	%*	0.50	%*	0.50	%*	1.63	%*	290%
9.45	0.61	152,255	0.50		0.50		0.50		0.50		0.99		456
9.48	1.89	127,164	0.55		0.55		0.50		0.50		1.81		455
9.48	(0.10)	165,419	0.52		0.52		0.50		0.50		1.79		257
9.69	1.44	194,553	0.50		0.50		0.50		0.50		0.75		159
9.83	0.13	273,186	0.50		0.50		0.50		0.50		1.10		383

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	15

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration ESG Fund (Cont.)
I-2
04/01/2018 - 09/30/2018+	$9.45	$0.07	$(0.02)	$0.05	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2018	9.48	0.08	(0.03)	0.05	(0.08)	0.00	0.00	(0.08)
03/31/2017	9.48	0.16	0.01	0.17	(0.14)	0.00	(0.03)	(0.17)
03/31/2016	9.69	0.16	(0.18)	(0.02)	(0.10)	0.00	(0.09)	(0.19)
03/31/2015	9.83	0.06	0.07	0.13	(0.27)	0.00	0.00	(0.27)
03/31/2014	9.97	0.10	(0.10)	0.00	(0.14)	(0.00)	0.00	(0.14)
Administrative Class
04/01/2018 - 09/30/2018+	9.45	0.06	(0.01)	0.05	(0.07)	0.00	0.00	(0.07)
03/31/2018	9.48	0.07	(0.04)	0.03	(0.06)	0.00	0.00	(0.06)
03/31/2017	9.48	0.15	0.00	0.15	(0.12)	0.00	(0.03)	(0.15)
03/31/2016	9.69	0.15	(0.18)	(0.03)	(0.09)	0.00	(0.09)	(0.18)
03/31/2015	9.83	0.05	0.06	0.11	(0.25)	0.00	0.00	(0.25)
03/31/2014	9.97	0.08	(0.09)	(0.01)	(0.13)	(0.00)	0.00	(0.13)

PIMCO Short Asset Investment Fund
Institutional Class
04/01/2018 - 09/30/2018+	$10.04	$0.12	$0.02	$0.14	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2018	10.05	0.17	0.03	0.20	(0.17)	(0.04)	0.00	(0.21)
03/31/2017	10.00	0.13	0.06	0.19	(0.14)	0.00	0.00	(0.14)
03/31/2016	10.02	0.10	(0.02)	0.08	(0.10)	0.00	0.00	(0.10)
03/31/2015	10.07	0.07	(0.02)	0.05	(0.08)	(0.02)	0.00	(0.10)
03/31/2014	10.07	0.06	0.02	0.08	(0.07)	(0.01)	0.00	(0.08)
Class M
04/01/2018 - 09/30/2018+	10.04	0.12	0.02	0.14	(0.12)	0.00	0.00	(0.12)
03/31/2018	10.05	0.16	0.04	0.20	(0.17)	(0.04)	0.00	(0.21)
03/31/2017	10.00	0.13	0.06	0.19	(0.14)	0.00	0.00	(0.14)
12/21/2015 - 03/31/2016	10.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)
I-2
04/01/2018 - 09/30/2018+	10.04	0.11	0.02	0.13	(0.11)	0.00	0.00	(0.11)
03/31/2018	10.05	0.16	0.03	0.19	(0.16)	(0.04)	0.00	(0.20)
03/31/2017	10.00	0.12	0.06	0.18	(0.13)	0.00	0.00	(0.13)
03/31/2016	10.02	0.10	(0.03)	0.07	(0.09)	0.00	0.00	(0.09)
03/31/2015	10.07	0.05	(0.01)	0.04	(0.07)	(0.02)	0.00	(0.09)
03/31/2014	10.07	0.05	0.02	0.07	(0.06)	(0.01)	0.00	(0.07)
I-3
04/27/2018 - 09/30/2018+	10.05	0.10	0.00	0.10	(0.09)	0.00	0.00	(0.09)
Administrative Class
04/01/2018 - 09/30/2018+	10.04	0.10	0.02	0.12	(0.10)	0.00	0.00	(0.10)
03/31/2018	10.05	0.13	0.04	0.17	(0.14)	(0.04)	0.00	(0.18)
03/31/2017	10.00	0.12	0.04	0.16	(0.11)	0.00	0.00	(0.11)
03/31/2016	10.02	0.07	(0.02)	0.05	(0.07)	0.00	0.00	(0.07)
03/31/2015	10.07	0.05	(0.02)	0.03	(0.06)	(0.02)	0.00	(0.08)
03/31/2014	10.07	0.04	0.01	0.05	(0.04)	(0.01)	0.00	(0.05)
Class A
04/01/2018 - 09/30/2018+	10.04	0.10	0.02	0.12	(0.10)	0.00	0.00	(0.10)
03/31/2018	10.05	0.13	0.03	0.16	(0.13)	(0.04)	0.00	(0.17)
03/31/2017	10.00	0.10	0.05	0.15	(0.10)	0.00	0.00	(0.10)
03/31/2016	10.02	0.07	(0.03)	0.04	(0.06)	0.00	0.00	(0.06)
03/31/2015	10.07	0.03	(0.01)	0.02	(0.05)	(0.02)	0.00	(0.07)
03/31/2014	10.07	0.03	0.01	0.04	(0.03)	(0.01)	0.00	(0.04)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective July 1, 2013, the Class’s distribution and/or service/12b-1 fees was decreased by 0.10% to 0.00%.

16	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.43	0.57%	$45,135	0.62	%*	0.62	%*	0.60	%*	0.60	%*	1.53	%*	290%
9.45	0.51	37,748	0.60		0.60		0.60		0.60		0.90		456
9.48	1.79	35,142	0.65		0.65		0.60		0.60		1.68		455
9.48	(0.20)	33,327	0.62		0.62		0.60		0.60		1.65		257
9.69	1.34	31,019	0.60		0.60		0.60		0.60		0.61		159
9.83	0.03	19,387	0.60		0.60		0.60		0.60		0.99		383

9.43	0.50	1,674	0.77	*	0.77	*	0.75	*	0.75	*	1.36	*	290
9.45	0.36	2,391	0.75		0.75		0.75		0.75		0.73		456
9.48	1.64	4,991	0.80		0.80		0.75		0.75		1.55		455
9.48	(0.35)	5,991	0.77		0.77		0.75		0.75		1.54		257
9.69	1.19	6,904	0.75		0.75		0.75		0.75		0.48		159
9.83	(0.12)	5,855	0.75		0.75		0.75		0.75		0.82		383

$10.06	1.36%	$3,137,575	0.37	%*	0.43	%*	0.28	%*	0.34	%*	2.32	%*	98%
10.04	1.92	2,341,486	0.29		0.37		0.26		0.34		1.67		123
10.05	1.91	1,002,290	0.26		0.36		0.24		0.34		1.32		946
10.00	0.79	599,714	0.25		0.35		0.24		0.34		0.96		256
10.02	0.50	231,977	0.26		0.36		0.24		0.34		0.71		2,324
10.07	0.78	151,103	0.25		0.35		0.24		0.34		0.64		882

10.06	1.36	5,054	0.37	*	0.43	*	0.28	*	0.34	*	2.39	*	98
10.04	1.93	10	0.29		0.37		0.26		0.34		1.63		123
10.05	1.91	10	0.26		0.36		0.24		0.34		1.32		946
10.00	0.34	10	0.25	*	0.35	*	0.24	*	0.34	*	1.17	*	256

10.06	1.31	299,634	0.47	*	0.53	*	0.38	*	0.44	*	2.21	*	98
10.04	1.81	210,245	0.39		0.47		0.36		0.44		1.55		123
10.05	1.81	125,011	0.36		0.46		0.34		0.44		1.24		946
10.00	0.69	53,296	0.35		0.45		0.34		0.44		0.97		256
10.02	0.40	496	0.36		0.46		0.34		0.44		0.53		2,324
10.07	0.68	1,949	0.35		0.45		0.34		0.44		0.52		882

10.06	1.03	953	0.52	*	0.63	*	0.43	*	0.54	*	2.31	*	98

10.06	1.22	59,024	0.62	*	0.68	*	0.53	*	0.59	*	2.06	*	98
10.04	1.62	24,279	0.54		0.62		0.51		0.59		1.33		123
10.05	1.66	349,448	0.51		0.61		0.49		0.59		1.23		946
10.00	0.54	321	0.50		0.60		0.49		0.59		0.68		256
10.02	0.25	438	0.51		0.61		0.49		0.59		0.46		2,324
10.07	0.53	1,109	0.50		0.60		0.49		0.59		0.38		882

10.06	1.18	513,145	0.72	*	0.78	*	0.63	*	0.69	*	1.96	*	98
10.04	1.56	415,240	0.64		0.72		0.61		0.69		1.31		123
10.05	1.55	182,428	0.61		0.71		0.59		0.69		0.98		946
10.00	0.43	58,738	0.60		0.70		0.59		0.69		0.67		256
10.02	0.15	6,168	0.61		0.71		0.59		0.69		0.34		2,324
10.07	0.43	5,359	0.60		0.70		0.59		0.69		0.28		882

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	17

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Assets:
Investments, at value
Investments in securities*	$738,833	$417,068	$292,290	$3,555,776
Investments in Affiliates	0	64,069	0	509,323
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	68	276	249
Over the counter	0	305	1,057	0
Cash	1	0	0	19
Deposits with counterparty	0	5,575	1,749	5,890
Foreign currency, at value	0	0	471	0
Receivable for investments sold	0	46	51	11,081
Receivable for investments in Affiliates sold	0	0	0	25,000
Receivable for TBA investments sold	0	158,064	180,012	0
Receivable for Fund shares sold	30,519	15	764	62,696
Interest and/or dividends receivable	137	1,266	986	19,615
Dividends receivable from Affiliates	0	143	0	1,203
Reimbursement receivable from PIMCO	0	0	0	72
Other Assets	0	0	0	3
Total Assets	769,490	646,619	477,656	4,190,927

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$10,284	$0	$73,349
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	37	69	367
Over the counter	0	14	472	0
Payable for investments purchased	0	0	560	31,680
Payable for investments in Affiliates purchased	0	143	0	1,203
Payable for TBA investments purchased	0	265,392	260,735	0
Deposits from counterparty	1,187	661	30	0
Payable for Fund shares redeemed	2,029	72	798	67,532
Distributions payable	129	32	10	269
Overdraft due to custodian	0	1	0	0
Accrued investment advisory fees	85	68	39	573
Accrued supervisory and administrative fees	72	68	42	458
Accrued distribution fees	0	2	0	11
Accrued servicing fees	0	0	0	87
Other liabilities	0	0	5	13
Total Liabilities	3,502	276,774	262,760	175,542

Net Assets	$765,988	$369,845	$214,896	$4,015,385

Net Assets Consist of:
Paid in capital	$765,987	$383,489	$221,796	$4,009,894
Undistributed (overdistributed) net investment income	(9)	246	989	(84)
Accumulated undistributed net realized gain (loss)	10	(13,142)	(6,258)	1,630
Net unrealized appreciation (depreciation)	0	(748)	(1,631)	3,945

Net Assets	$765,988	$369,845	$214,896	$4,015,385

Cost of investments in securities	$738,833	$417,590	$294,821	$3,554,214
Cost of investments in Affiliates	$0	$63,993	$0	$509,027
Cost of foreign currency held	$0	$0	$477	$0
Cost or premiums of financial derivative instruments, net	$0	$584	$197	$0

* Includes repurchase agreements of:	$705,370	$6,559	$5,539	$131

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Net Assets:
Institutional Class	$216,347	$360,734	$168,087	$3,137,575
Class M	215,347	N/A	N/A	5,054
I-2	7,172	N/A	45,135	299,634
I-3	N/A	N/A	N/A	953
Administrative Class	75,820	9,111	1,674	59,024
Class A	213,220	N/A	N/A	513,145
Class C	38,082	N/A	N/A	N/A

Shares Issued and Outstanding:
Institutional Class	216,347	37,467	17,817	312,017
Class M	215,347	N/A	N/A	503
I-2	7,172	N/A	4,784	29,797
I-3	N/A	N/A	N/A	95
Administrative Class	75,820	946	177	5,870
Class A	213,220	N/A	N/A	51,029
Class C	38,082	N/A	N/A	N/A

Net Asset Value Per Share Outstanding:
Institutional Class	$1.00	$9.63	$9.43	$10.06
Class M	1.00	N/A	N/A	10.06
I-2	1.00	N/A	9.43	10.06
I-3	N/A	N/A	N/A	10.06
Administrative Class	1.00	9.63	9.43	10.06
Class A	1.00	N/A	N/A	10.06
Class C	1.00	N/A	N/A	N/A

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	19

Statements of Operations

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands†)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Investment Income:
Interest, net of foreign taxes*	$8,365	$3,690	$2,137	$40,730
Dividends from Investments in Affiliates	0	1,149	0	3,527
Total Income	8,365	4,839	2,137	44,257

Expenses:
Investment advisory fees	516	461	249	3,278
Supervisory and administrative fees	418	461	270	2,631
Distribution and/or servicing fees - Administrative Class	0	11	3	82
Servicing fees - Class A	0	0	0	522
Trustee fees	1	1	0	4
Interest expense	0	43	16	1,487
Miscellaneous expense	15	0	1	80
Total Expenses	950	977	539	8,084
Waiver and/or Reimbursement by PIMCO	(1)	0	0	(907)
Net Expenses	949	977	539	7,177

Net Investment Income (Loss)	7,416	3,862	1,598	37,080

Net Realized Gain (Loss):
Investments in securities	33	(261)	(1,582)	(729)
Investments in Affiliates	0	8	0	124
Exchange-traded or centrally cleared financial derivative instruments	0	(1,109)	(589)	2,606
Over the counter financial derivative instruments	0	111	279	0
Short sales	0	0	0	7
Foreign currency	0	0	(227)	0

Net Realized Gain (Loss)	33	(1,251)	(2,119)	2,008

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	0	(923)	(1,967)	1,403
Investments in Affiliates	0	99	0	280
Exchange-traded or centrally cleared financial derivative instruments	0	541	840	2,093
Over the counter financial derivative instruments	0	(74)	2,959	0
Foreign currency assets and liabilities	0	(6)	(7)	0

Net Change in Unrealized Appreciation (Depreciation)	0	(363)	1,825	3,776

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,449	$2,248	$1,304	$42,864

* Foreign tax withholdings	$0	$0	$2	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Low Duration Fund II		PIMCO Low Duration ESG Fund		PIMCO Short Asset Investment Fund

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$7,416	$8,307	$3,862	$4,732	$1,598	$1,834	$37,080	$31,000
Net realized gain (loss)	33	30	(1,251)	(32)	(2,119)	555	2,008	4,233
Net change in unrealized appreciation (depreciation)	0	0	(363)	(2,184)	1,825	(1,808)	3,776	(1,337)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,449	8,337	2,248	2,516	1,304	581	42,864	33,896

Distributions to Shareholders:
From net investment income
Institutional Class	(1,680)	(1,648)	(3,862)	(5,246)	(1,313)	(1,410)	(29,475)	(23,578)
Class M	(3,161)	(4,143)	0	0	0	0	(40)	0
I-2	(50)	(41)	0	0	(322)	(277)	(2,837)	(2,552)
I-3	0	0	0	0	0	0	(4)	0
Administrative Class	(839)	(1,020)	(86)	(117)	(14)	(27)	(698)	(1,223)
Class D	0	0	0	0	0	0	0	(368	)(a)
Class A	(1,421)	(1,134)	0	0	0	0	(4,103)	(3,622)
Class C	(293)	(319)	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	0	0	(5,295)
Class M	0	0	0	0	0	0	0	0
I-2	0	0	0	0	0	0	0	(621)
I-3	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	(317)
Class D	0	0	0	0	0	0	0	(127	)(a)
Class A	0	0	0	0	0	0	0	(1,058)
Class C	0	0	0	0	0	0	0	0

Total Distributions(b)	(7,444)	(8,305)	(3,948)	(5,363)	(1,649)	(1,714)	(37,157)	(38,761)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(156,976)	(35,807)	(3,054)	46,965	22,847	26,230	1,018,418	1,313,169

Total Increase (Decrease) in Net Assets	(156,971)	(35,775)	(4,754)	44,118	22,502	25,097	1,024,125	1,308,304

Net Assets:
Beginning of period	922,959	958,734	374,599	330,481	192,394	167,297	2,991,260	1,682,956
End of period*	$765,988	$922,959	$369,845	$374,599	$214,896	$192,394	$4,015,385	$2,991,260

* Including undistributed (overdistributed) net investment income of:	$(9)	$19	$246	$332	$989	$1,040	$(84)	$(7)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares converted into Class A Shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	21

Schedule of Investments PIMCO Government Money Market Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.5%

SHORT-TERM INSTRUMENTS 96.5%

REPURCHASE AGREEMENTS (c) 92.1%
		$705,370

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 4.4%
U.S. Treasury Bills
2.259% due 11/23/2018 - 02/21/2019 (a)(b)	$33,700	33,463

Total Short-Term Instruments (Cost $738,833)		738,833

Total Investments in Securities (Cost $738,833)		738,833

Total Investments 96.5% (Cost $738,833)		$738,833

Other Assets and Liabilities, net 3.5%		27,155

Net Assets 100.0%		$765,988

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	2.340%	09/28/2018	10/01/2018	$350,000	U.S. Treasury Bonds 2.750% - 3.125% due 11/15/2042 - 08/15/2044	$(222,324)	$350,000	$350,068
					U.S. Treasury Notes 2.625% due 05/15/2021	(133,189)
BPS	2.330	09/28/2018	10/01/2018	9,200	U.S. Treasury Bonds 3.625% due 02/15/2044	(9,376)	9,200	9,202
FICC	1.750	09/28/2018	10/01/2018	2,470	U.S. Treasury Notes 2.750% due 05/31/2023	(2,521)	2,470	2,470
IND	2.340	09/28/2018	10/01/2018	152,200	U.S. Treasury Notes 2.500% due 05/15/2024	(155,146)	152,200	152,230
MBC	2.340	09/28/2018	10/05/2018	70,000	U.S. Treasury Notes 2.250% due 02/15/2027	(72,182)	70,000	70,013
NXN	2.330	09/28/2018	10/01/2018	81,200	U.S. Treasury Bonds 2.750% due 11/15/2042	(82,718)	81,200	81,216
SCX	2.330	09/28/2018	10/01/2018	40,300	U.S. Treasury Notes 1.500% - 2.625% due 06/15/2020 - 06/15/2021	(41,117)	40,300	40,308

Total Repurchase Agreements						$(718,573)	$705,370	$705,507

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
AZD	$350,068	$0	$0	$350,068	$(355,513)	$(5,445)
BPS	9,202	0	0	9,202	(9,376)	(174)
FICC	2,470	0	0	2,470	(2,521)	(51)
IND	152,230	0	0	152,230	(155,146)	(2,916)
MBC	70,013	0	0	70,013	(72,182)	(2,169)
NXN	81,216	0	0	81,216	(82,718)	(1,502)
SCX	40,308	0	0	40,308	(41,117)	(809)

Total Borrowings and Other Financing Transactions	$705,507	$0	$0

(1)	Includes accrued interest.

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(136) at a weighted average interest rate of 2.191%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$705,370	$0	$705,370
U.S. Treasury Bills	0	33,463	0	33,463

Total Investments	$0	$738,833	$0	$738,833

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	23

Schedule of Investments PIMCO Low Duration Fund II

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.8%

CORPORATE BONDS & NOTES 36.2%

BANKING & FINANCE 17.9%
AIG Global Funding
2.833% (US0003M + 0.460%) due 06/25/2021 ~	$900	$902
American Express Credit Corp.
2.375% due 05/26/2020	4,500	4,445
AvalonBay Communities, Inc.
3.625% due 10/01/2020	900	904
Bank of America Corp.
2.600% due 01/15/2019	1,200	1,200
2.650% due 04/01/2019	3,500	3,501
2.987% (US0003M + 0.650%) due 10/01/2021 ~	100	101
3.300% due 01/11/2023	200	197
Boeing Capital Corp.
4.700% due 10/27/2019	1,176	1,198
Branch Banking & Trust Co.
1.450% due 05/10/2019	1,900	1,887
Capital One Financial Corp.
3.450% due 04/30/2021	1,000	999
Caterpillar Financial Services Corp.
1.350% due 05/18/2019	411	408
2.503% (US0003M + 0.180%) due 12/06/2018 ~	950	950
7.150% due 02/15/2019	1,900	1,931
Citibank N.A.
3.050% due 05/01/2020	700	699
Citigroup, Inc.
2.450% due 01/10/2020	300	298
Citizens Bank N.A.
2.500% due 03/14/2019	800	799
Goldman Sachs Group, Inc.
3.060% (US0003M + 0.750%) due 02/23/2023 ~	700	703
3.111% (US0003M + 0.730%) due 12/27/2020 ~	2,000	2,011
3.534% (US0003M + 1.200%) due 09/15/2020 ~	700	711
3.695% (US0003M + 1.360%) due 04/23/2021 ~	600	613
Harley-Davidson Financial Services, Inc.
2.812% (US0003M + 0.500%) due 05/21/2020 ~	1,100	1,104
John Deere Capital Corp.
1.950% due 01/08/2019	1,600	1,598
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~	900	902
3.237% (US0003M + 0.890%) due 07/23/2024 ~	900	904
JPMorgan Chase Bank N.A.
2.545% (US0003M + 0.230%) due 09/01/2020 ~	700	701
2.588% (US0003M + 0.250%) due 02/13/2020 ~	1,200	1,201
2.675% (US0003M + 0.340%) due 04/26/2021 ~	2,000	2,002
KeyBank N.A.
3.350% due 06/15/2021	1,100	1,099
Metropolitan Life Global Funding
2.300% due 04/10/2019	1,100	1,098
Morgan Stanley
2.450% due 02/01/2019	1,200	1,199
7.300% due 05/13/2019	1,100	1,129
New York Life Global Funding
2.150% due 06/18/2019	130	130
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	1,307	1,303
2.350% due 03/04/2019	2,300	2,297
PNC Bank N.A.
2.250% due 07/02/2019	1,785	1,778

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Private Export Funding Corp.
2.100% due 12/19/2019	$2,500	$2,480
2.650% due 02/16/2021	1,400	1,390
Regions Bank
2.838% (US0003M + 0.500%) due 08/13/2021 ~	900	901
Reliance Standard Life Global Funding
2.500% due 01/15/2020	2,800	2,772
State Street Corp.
3.222% (US0003M + 0.900%) due 08/18/2020 ~	1,800	1,825
Toyota Motor Credit Corp.
1.700% due 01/09/2019	1,400	1,397
1.700% due 02/19/2019	1,500	1,495
2.000% due 10/24/2018	1,179	1,179
2.431% (US0003M + 0.100%) due 01/10/2020 ~	1,200	1,202
2.712% due 05/17/2022 •	900	902
U.S. Bank N.A.
2.592% (US0003M + 0.250%) due 07/24/2020 ~	900	902
2.655% (US0003M + 0.320%) due 04/26/2021 ~	1,100	1,104
3.050% due 07/24/2020	900	899
3.150% due 04/26/2021	1,500	1,498
Wells Fargo & Co.
2.100% due 07/26/2021	600	578
Wells Fargo Bank N.A.
2.847% (US0003M + 0.500%) due 07/23/2021 ~	1,800	1,805
2.973% (US0003M + 0.650%) due 12/06/2019 ~	900	905

		66,136

INDUSTRIALS 13.4%
AbbVie, Inc.
2.300% due 05/14/2021	1,100	1,071
2.900% due 11/06/2022	1,300	1,264
3.200% due 11/06/2022	1,000	984
Altria Group, Inc.
9.250% due 08/06/2019	2,393	2,521
Apple, Inc.
1.700% due 02/22/2019	3,100	3,092
Bayer U.S. Finance LLC
3.003% (US0003M + 0.630%) due 06/25/2021 ~	1,100	1,105
BMW U.S. Capital LLC
1.500% due 04/11/2019	1,900	1,888
Chevron Corp.
1.790% due 11/16/2018	1,900	1,899
Cisco Systems, Inc.
1.600% due 02/28/2019	2,300	2,292
2.821% (US0003M + 0.500%) due 03/01/2019 ~	300	301
4.950% due 02/15/2019	1,400	1,412
Crown Castle Towers LLC
3.222% due 05/15/2042	800	783
Daimler Finance North America LLC
1.750% due 10/30/2019	1,900	1,873
eBay, Inc.
2.823% (US0003M + 0.480%) due 08/01/2019 ~	5,000	5,013
ERAC USA Finance LLC
2.350% due 10/15/2019	1,300	1,292
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,283
5.400% due 11/01/2020	1,900	1,977
International Business Machines Corp.
7.625% due 10/15/2018	1,800	1,803
Komatsu Finance America, Inc.
2.118% due 09/11/2020	1,000	978
Oracle Corp.
1.900% due 09/15/2021	1,400	1,352
2.375% due 01/15/2019	1,900	1,899
5.000% due 07/08/2019	900	916

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Philip Morris International, Inc.
1.625% due 02/21/2019	$1,900	$1,894
Phillips 66
2.911% (US0003M + 0.600%) due 02/26/2021 ~	1,100	1,101
QUALCOMM, Inc.
3.000% due 05/20/2022	1,000	986
Roche Holdings, Inc.
2.726% (US0003M + 0.340%) due 09/30/2019 ~	5,500	5,517
Ryder System, Inc.
2.650% due 03/02/2020	1,000	992
Southern Co.
2.350% due 07/01/2021	1,000	970

		49,458

UTILITIES 4.9%
AT&T, Inc.
2.300% due 03/11/2019	1,900	1,897
3.001% (US0003M + 0.670%) due 03/11/2019 ~	1,500	1,504
3.289% (US0003M + 0.950%) due 07/15/2021 ~	1,000	1,012
BellSouth Corp.
4.333% due 04/26/2021	1,900	1,914
Commonwealth Edison Co.
2.150% due 01/15/2019	1,400	1,399
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~	1,000	1,006
Consumers Energy Co.
6.700% due 09/15/2019	100	103
DTE Energy Co.
2.400% due 12/01/2019	400	396
Duke Energy Progress LLC
2.507% (US0003M + 0.180%) due 09/08/2020 ~	1,200	1,202
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	1,500	1,503
Ohio Power Co.
5.375% due 10/01/2021	300	318
PacifiCorp
5.500% due 01/15/2019	1,900	1,916
Public Service Co. of Oklahoma
4.400% due 02/01/2021	1,150	1,176
Union Electric Co.
6.700% due 02/01/2019	975	988
Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,745

		18,079

Total Corporate Bonds & Notes (Cost $133,864)		133,673

U.S. GOVERNMENT AGENCIES 53.8%
Fannie Mae
2.666% due 10/25/2030 •	23	23
2.947% due 07/01/2042 •	71	71
2.966% due 06/25/2040 •	1,211	1,232
2.997% due 09/01/2041 •	209	209
3.147% due 08/01/2030 •	44	43
3.189% due 01/01/2035 •	46	48
3.441% due 07/01/2035 •	37	38
3.500% due 07/01/2047	7,096	7,003
3.500% due 09/01/2047 - 11/01/2047 (f)	6,925	6,823
3.625% due 01/01/2024 •	23	23
4.000% due 01/25/2033 - 09/01/2048	41,017	41,463
4.000% due 07/01/2048 (f)	3,666	3,707
4.034% due 01/25/2040 •(a)	1,852	243
4.070% due 05/01/2038 •	402	422
4.162% due 11/01/2034 •	268	284

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.230% due 12/01/2034 •	$113	$117
4.297% due 06/01/2035 •	445	470
4.427% due 09/01/2028 •	15	16
4.500% due 02/01/2020 - 01/01/2036	1,229	1,265
5.411% due 12/25/2042 ~	61	63
6.000% due 11/01/2022	9	10
8.000% due 11/25/2023	19	20
Fannie Mae, TBA
3.500% due 11/01/2048	4,000	3,932
4.000% due 10/01/2048 - 12/01/2048	78,900	79,529
4.500% due 10/01/2048 - 11/01/2048	22,000	22,682
5.000% due 11/01/2048	500	524
Freddie Mac
0.000% due 05/15/2037 (b)(c)	439	395
2.000% due 11/15/2026	1,367	1,326
2.482% due 12/15/2042 •	1,513	1,514
2.708% due 07/15/2041 •	806	816
2.878% due 05/15/2037 •	330	335
2.913% due 02/25/2045 •	221	221
3.851% due 03/01/2035 •	53	55
4.000% due 08/01/2048	7,389	7,485
4.292% due 04/15/2037 •(a)	1,612	230
4.295% due 07/01/2035 •	43	45
6.226% due 08/15/2044 •	957	952
6.500% due 07/25/2043	479	534
8.500% due 06/01/2025	2	2
Ginnie Mae
2.560% due 06/20/2065 •	608	609
2.580% due 07/20/2067 •	3,214	3,225
2.680% due 03/20/2065 •	1,841	1,853
2.710% due 03/20/2065 •	1,799	1,813
2.750% due 07/20/2023 - 07/20/2025 ~	90	91
2.750% due 07/20/2030 •	46	48
2.850% due 10/20/2066 •	1,193	1,210
2.880% due 05/20/2066 •	712	722
2.930% due 04/20/2066 •	1,354	1,378
2.980% due 04/20/2066 •	1,182	1,204
3.125% due 10/20/2025 ~	97	100
3.625% due 04/20/2022 - 06/20/2025 ~	69	70
3.625% due 04/20/2027 - 05/20/2027 •	79	81
3.628% due 09/20/2067 •	2,490	2,573

Total U.S. Government Agencies (Cost $199,730)		199,147

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
American Home Mortgage Investment Trust
3.996% due 10/25/2034 •	63	63
4.534% due 02/25/2045 •	97	99
Banc of America Funding Trust
4.205% due 05/25/2035 ~	479	504
Bear Stearns Adjustable Rate Mortgage Trust
3.634% due 02/25/2033 ~	6	6
3.814% due 01/25/2034 ~	59	60
3.822% due 02/25/2033 ~	3	3
4.263% due 02/25/2036 ^~	34	32
Bear Stearns ALT-A Trust
3.972% due 05/25/2035 ~	306	309
Citigroup Mortgage Loan Trust, Inc.
3.410% due 09/25/2035 •	63	65
4.240% due 09/25/2035 •	69	70
Countrywide Home Loan Mortgage Pass-Through Trust
3.537% due 02/20/2036 ^•	350	323
3.583% due 11/25/2034 ~	86	86
3.609% due 02/20/2035 ~	82	83
4.587% due 11/19/2033 ~	20	20
Credit Suisse First Boston Mortgage Securities Corp.
2.713% due 03/25/2032 ~	30	29
5.301% due 06/25/2032 ~	2	2
Credit Suisse Mortgage Capital Certificates
3.890% due 09/26/2047 ~	139	140
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029	900	900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GS Mortgage Securities Trust
3.206% due 02/10/2048	$2,000	$1,987
GSR Mortgage Loan Trust
3.608% due 06/25/2034 ~	442	437
3.902% due 09/25/2035 ~	430	439
HomeBanc Mortgage Trust
2.456% due 07/25/2035 •	1,034	1,030
Impac CMB Trust
2.916% due 02/25/2036 •	940	937
JPMorgan Mortgage Trust
4.134% due 04/25/2035 ~	524	537
MASTR Adjustable Rate Mortgages Trust
4.416% due 11/21/2034 ~	647	667
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.018% due 08/15/2032 •	1,469	1,423
Merrill Lynch Mortgage Investors Trust
3.539% due 02/25/2035 ~	157	163
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000	1,933
Prime Mortgage Trust
2.616% due 02/25/2034 •	26	25
RBSSP Resecuritization Trust
3.590% due 12/25/2035 ~	414	425
3.792% due 01/26/2036 •	368	373
Structured Asset Mortgage Investments Trust
2.418% due 07/19/2035 •	88	86
2.476% due 03/25/2037 •	278	208
2.828% due 09/19/2032 •	54	53
3.331% due 05/19/2035 •	1,027	1,007
6.480% due 06/25/2029 ~	46	46
WaMu Mortgage Pass-Through Certificates Trust
2.486% due 12/25/2045 •	94	95
2.506% due 10/25/2045 •	65	66
2.756% due 07/25/2045 •	83	83
2.915% due 01/25/2046 •	432	438
3.245% due 06/25/2042 •	25	25
Wells Fargo Mortgage-Backed Securities Trust
3.804% due 01/25/2035 ~	241	248
4.130% due 06/25/2035 ~	1,242	1,275

Total Non-Agency Mortgage-Backed Securities (Cost $16,563)		16,800

ASSET-BACKED SECURITIES 14.7%
Accredited Mortgage Loan Trust
2.916% due 04/25/2035 •	331	332
Ally Auto Receivables Trust
1.490% due 11/15/2019	111	111
American Express Credit Account Master Trust
1.640% due 12/15/2021	1,800	1,789
AmeriCredit Automobile Receivables Trust
2.395% due 07/19/2021 •	1,200	1,200
Asset-Backed Securities Corp. Home Equity Loan Trust
3.403% due 08/15/2033 •	457	460
3.808% due 03/15/2032 •	156	159
Bear Stearns Asset-Backed Securities Trust
3.216% due 10/25/2037 •	296	298
Capital Auto Receivables Asset Trust
2.540% due 10/20/2020	1,303	1,302
Capital One Multi-Asset Execution Trust
1.450% due 08/16/2021	1,100	1,101
2.608% due 02/15/2022 •	3,100	3,107
CarMax Auto Owner Trust
2.730% due 08/16/2021	1,900	1,898
Chesapeake Funding LLC
2.528% due 08/15/2030 •	1,500	1,502
3.230% due 08/15/2030	1,100	1,100
Credit-Based Asset Servicing & Securitization Trust
2.276% due 11/25/2036 •	16	10
Discover Card Execution Note Trust
2.588% due 07/15/2021 •	1,900	1,902
Edsouth Indenture LLC
3.366% due 09/25/2040 •	417	420

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Exeter Automobile Receivables Trust
2.900% due 01/18/2022	$1,592	$1,591
First Franklin Mortgage Loan Trust
2.936% due 05/25/2035 •	19	19
Ford Credit Auto Lease Trust
1.560% due 11/15/2019	81	81
2.298% due 11/15/2019 •	162	162
2.710% due 12/15/2020	3,700	3,698
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021	1,900	1,876
2.343% due 05/15/2023 •	1,500	1,501
2.618% due 11/15/2021 •	1,900	1,907
Fremont Home Loan Trust
2.276% due 01/25/2037 •	8	5
GM Financial Consumer Automobile
1.510% due 03/16/2020	229	228
GMF Floorplan Owner Revolving Trust
2.363% due 03/15/2022 •	1,800	1,802
2.413% due 03/15/2023 •	1,800	1,804
3.130% due 03/15/2023	1,800	1,795
GSAMP Trust
2.286% due 12/25/2036 •	59	36
Hertz Fleet Lease Funding LP
3.230% due 05/10/2032	1,500	1,499
HSI Asset Loan Obligation Trust
2.276% due 12/25/2036 •	95	42
MMAF Equipment Finance LLC
2.400% due 06/10/2019	414	414
2.920% due 07/12/2021	1,100	1,099
Navient Private Education Loan Trust
2.508% due 12/15/2059 •	637	637
Nelnet Student Loan Trust
3.961% due 11/25/2024 •	853	866
NYMT Residential LLC
4.000% due 03/25/2021 Ø	71	72
Panhandle-Plains Higher Education Authority, Inc.
3.467% due 10/01/2035 •	280	282
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.296% due 03/25/2035 •	500	503
Santander Drive Auto Receivables Trust
2.730% due 04/15/2021	1,900	1,900
Santander Retail Auto Lease Trust
2.435% due 10/20/2020 •	885	886
2.710% due 10/20/2020	885	884
Securitized Asset-Backed Receivables LLC Trust
2.276% due 12/25/2036 ^•	96	35
SLC Student Loan Trust
2.434% due 09/15/2026 •	491	491
SLM Student Loan Trust
2.425% due 10/25/2024 •	300	300
2.835% due 04/25/2024 •	460	461
2.885% due 10/26/2026 •	96	96
SMB Private Education Loan Trust
2.508% due 03/16/2026 •	1,126	1,127
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	385	383
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	1,977	1,973
SoFi Professional Loan Program LLC
2.390% due 02/25/2042	2,272	2,252
Structured Asset Investment Loan Trust
3.191% due 10/25/2033 •	75	75
Westlake Automobile Receivables Trust
1.780% due 04/15/2020	67	67
2.240% due 12/15/2020	1,491	1,487
2.840% due 09/15/2021	1,800	1,799
World Omni Auto Receivables Trust
2.250% due 04/15/2019	370	370
World Omni Automobile Lease Securitization Trust
2.590% due 11/16/2020	1,039	1,037

Total Asset-Backed Securities (Cost $54,216)		54,233

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	25

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.6%

COMMERCIAL PAPER 0.7%
Virginia Electric & Power Co.
2.290% due 10/02/2018	$2,800	$2,799

REPURCHASE AGREEMENTS (e) 1.8%
		6,559

SHORT-TERM NOTES 0.9%
Americredit Automobile Receivables Trust
2.450% due 05/20/2019	108	108
Pacific Gas & Electric Co.
2.541% (US0003M + 0.230%) due 11/28/2018 ~	1,200	1,199
Santander Drive Auto Receivables Trust
2.413% due 08/15/2019	1,525	1,525
Westlake Automobile Receivables Trust
2.500% due 05/15/2019	384	384

		3,216

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
2.175% due 12/13/2018 (c)(d)	$644	$641

Total Short-Term Instruments (Cost $13,217)		13,215

Total Investments in Securities (Cost $417,590)		417,068

	SHARES
INVESTMENTS IN AFFILIATES 17.3%

SHORT-TERM INSTRUMENTS 17.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.3%
PIMCO Short Asset Portfolio	5,038,798	50,479
PIMCO Short-Term Floating NAV Portfolio III	1,374,547	13,590

Total Short-Term Instruments (Cost $63,993)		64,069

Total Investments in Affiliates (Cost $63,993)		64,069

MARKET VALUE (000S)
Total Investments 130.1% (Cost $481,583)	$481,137

Financial Derivative Instruments (g)(h) 0.1% (Cost or Premiums, net $584)	322

Other Assets and Liabilities, net (30.2)%	(111,614)

Net Assets 100.0%	$369,845

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$659	U.S. Treasury Bonds 3.625% due 02/15/2044	$(675)	$659	$659
TDM	2.340	09/28/2018	10/01/2018	5,900	U.S. Treasury Notes 2.000% due 04/30/2024	(6,073)	5,900	5,901

Total Repurchase Agreements						$(6,748)	$6,559	$6,560

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	2.300%	09/13/2018	10/11/2018	$(10,272)	$(10,284)

Total Reverse Repurchase Agreements					$(10,284)

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(10,284)	$0	$(10,284)	$10,530	$246
FICC	659	0	0	659	(675)	(16)
TDM	5,901	0	0	5,901	(6,073)	(172)

Total Borrowings and Other Financing Transactions	$6,560	$(10,284)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(10,284)	$0	$0	$(10,284)

Total Borrowings	$0	$(10,284)	$0	$0	$(10,284)

Payable for reverse repurchase agreements					$(10,284)

(f)	Securities with an aggregate market value of $10,530 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(2,762) at a weighted average interest rate of 2.192%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	$103.625	11/23/2018	10	$20	$0	$0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.125	11/23/2018	40	80	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	130.000	11/23/2018	71	71	1	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	132.000	11/23/2018	6	6	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	132.500	11/23/2018	109	109	1	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	134.000	11/23/2018	91	91	1	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	139.000	11/23/2018	9	9	0	0

Total Purchased Options					$3	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar June Futures	06/2019	134	$32,498	$(59)	$5	$0
90-Day Eurodollar March Futures	03/2019	414	100,561	(538)	15	0
90-Day Eurodollar September Futures	09/2019	234	56,698	(353)	9	0
U.S. Treasury 2-Year Note December Futures	12/2018	797	167,955	(435)	37	0
U.S. Treasury 5-Year Note December Futures	12/2018	11	1,237	(11)	1	0

				$(1,396)	$67	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	27

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2020	45	$(10,894)	$10	$0	$(2)
90-Day Eurodollar June Futures	06/2020	118	(28,565)	54	0	(4)
90-Day Eurodollar March Futures	03/2020	37	(8,957)	20	0	(2)
90-Day Eurodollar September Futures	09/2020	180	(43,576)	83	0	(7)
U.S. Treasury 10-Year Note December Futures	12/2018	532	(63,192)	524	0	(16)

				$691	$0	$(31)

Total Futures Contracts				$(705)	$67	$(31)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin(4)
										Asset	Liability
Citigroup, Inc.	1.000%	Quarterly	06/20/2019	0.144%	$	6,400	$78	$(36)	$42	$0	$0
JPMorgan Chase & Co.	1.000	Quarterly	06/20/2019	0.121		600	8	(4)	4	0	0
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.082		500	6	(4)	2	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2019	0.086		5,500	75	(37)	38	1	0

							$167	$(81)	$86	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	$	7,400	$235	$95	$330	$0	$(4)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,200	224	57	281	0	(2)

							$459	$152	$611	$0	$(6)

Total Swap Agreements							$626	$71	$697	$1	$(6)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$67	$1	$68	$0	$(31)	$(6)	$(37)

Cash of $5,575 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	$	73.500	11/06/2018	$4,000	$0	$0

Total Purchased Options						$0	$0

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 4.000% due 12/01/2048	$	101.563	12/06/2018	$ 8,000	$(11)	$(14)

Total Written Options						$(11)	$(14)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
GST	MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	$18,600	$(34)	$339	$305	$0

Total Swap Agreements						$(34)	$339	$305	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure(4)
FAR	$0	$0	$0	$0	$0	$(14)	$0	$(14)	$(14)	$0	$(14)
GST	0	0	305	305	0	0	0	0	305	(520)	(215)

Total Over the Counter	$0	$0	$305	$305	$0	$(14)	$0	$(14)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	29

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$67	$67
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$67	$68

Over the counter
Swap Agreements	$0	$305	$0	$0	$0	$305

	$0	$306	$0	$0	$67	$373

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$31	$31
Swap Agreements	0	0	0	0	6	6

	$0	$0	$0	$0	$37	$37

Over the counter
Written Options	$0	$0	$0	$0	$14	$14

	$0	$0	$0	$0	$51	$51

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5)	$(5)
Futures	0	0	0	0	(1,229)	(1,229)
Swap Agreements	0	67	0	0	58	125

	$0	$67	$0	$0	$(1,176)	$(1,109)

Over the counter
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Written Options	0	0	0	0	17	17
Swap Agreements	0	95	0	0	0	95

	$0	$95	$0	$0	$16	$111

	$0	$162	$0	$0	$(1,160)	$(998)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(3)	$(3)
Futures	0	0	0	0	330	330
Swap Agreements	0	(51)	0	0	265	214

	$0	$(51)	$0	$0	$592	$541

Over the counter
Written Options	$0	$0	$0	$0	$(19)	$(19)
Swap Agreements	0	(55)	0	0	0	(55)

	$0	$(55)	$0	$0	$(19)	$(74)

	$0	$(106)	$0	$0	$573	$467

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$66,136	$0	$66,136
Industrials	0	49,458	0	49,458
Utilities	0	18,079	0	18,079
U.S. Government Agencies	0	199,147	0	199,147
Non-Agency Mortgage-Backed Securities	0	16,800	0	16,800
Asset-Backed Securities	0	54,233	0	54,233
Short-Term Instruments
Commercial Paper	0	2,799	0	2,799
Repurchase Agreements	0	6,559	0	6,559
Short-Term Notes	0	3,216	0	3,216
U.S. Treasury Bills	0	641	0	641

	$0	$417,068	$0	$417,068

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$64,069	$0	$0	$64,069

Total Investments	$64,069	$417,068	$0	$481,137

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$67	$1	$0	$68
Over the counter	0	305	0	305

	$67	$306	$0	$373

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(6)	0	(37)
Over the counter	0	(14)	0	(14)

	$(31)	$(20)	$0	$(51)

Total Financial Derivative Instruments	$36	$286	$0	$322

Totals	$64,105	$417,354	$0	$481,459

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	31

Schedule of Investments PIMCO Low Duration ESG Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.0%

CORPORATE BONDS & NOTES 56.7%

BANKING & FINANCE 37.8%
ABN AMRO Bank NV
0.750% due 06/09/2020	EUR	400	$471
2.100% due 01/18/2019		$1,000	999
American Express Co.
2.837% (US0003M + 0.525%) due 05/17/2021 ~		1,000	1,006
American Tower Corp.
2.800% due 06/01/2020		1,500	1,486
3.400% due 02/15/2019		1,600	1,603
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		300	300
Asian Development Bank
1.875% due 08/10/2022		800	766
Australia & New Zealand Banking Group Ltd.
0.625% due 02/21/2023	EUR	400	464
3.300% due 05/17/2021		$500	498
Aviation Capital Group LLC
2.875% due 01/20/2022		600	582
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		1,200	1,192
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	200	71
Bank of America Corp.
3.106% (US0003M + 0.790%) due 03/05/2024 ~		$1,000	1,000
3.499% due 05/17/2022 •		1,900	1,900
Bank of China Ltd.
1.875% due 07/12/2019		1,600	1,583
Barclays PLC
0.625% due 11/14/2023 •	EUR	900	1,012
BNG Bank NV
2.125% due 12/14/2020		$3,000	2,945
Citibank N.A.
3.050% due 05/01/2020		300	299
Citigroup, Inc.
2.450% due 01/10/2020		200	198
3.027% (US0003M + 0.690%) due 10/27/2022 ~		600	601
3.121% (US0003M + 0.790%) due 01/10/2020 ~		1,000	1,007
3.142% due 01/24/2023 •		600	589
Citizens Bank N.A.
2.300% due 12/03/2018		800	800
Commonwealth Bank of Australia
1.750% due 11/02/2018		700	700
Compass Bank
3.061% (US0003M + 0.730%) due 06/11/2021 ~		500	501
Cooperatieve Rabobank UA
2.765% (US0003M + 0.430%) due 04/26/2021 ~		1,300	1,303
3.125% due 04/26/2021		1,300	1,292
Credit Agricole S.A.
3.362% (US0003M + 1.020%) due 04/24/2023 ~		1,900	1,905
Dexia Credit Local S.A.
2.500% due 01/25/2021		1,400	1,380
Ford Motor Credit Co. LLC
3.271% (US0003M + 0.930%) due 11/04/2019 ~		500	501
3.919% (US0003M + 1.580%) due 01/08/2019 ~		500	502
General Motors Financial Co., Inc.
3.100% due 01/15/2019		600	600
Goldman Sachs Group, Inc.
3.507% (US0003M + 1.160%) due 04/23/2020 ~		1,200	1,215
3.695% (US0003M + 1.360%) due 04/23/2021 ~		500	511
6.000% due 06/15/2020		400	418

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC France S.A.
0.625% due 12/03/2020	EUR	900	$1,060
HSBC Holdings PLC
2.984% (US0003M + 0.650%) due 09/11/2021 ~		$500	501
3.033% due 11/22/2023 •		1,200	1,159
ING Bank NV
0.750% due 11/24/2020	EUR	400	473
International Bank for Reconstruction & Development
1.750% due 11/22/2021		$3,600	3,460
2.250% due 01/17/2023	CAD	2,800	2,135
International Lease Finance Corp.
8.250% due 12/15/2020		$500	547
JPMorgan Chase & Co.
2.550% due 10/29/2020		300	296
2.947% (US0003M + 0.610%) due 06/18/2022 ~		400	401
3.237% (US0003M + 0.890%) due 07/23/2024 ~		500	502
JPMorgan Chase Bank N.A.
2.675% (US0003M + 0.340%) due 04/26/2021 ~		1,800	1,802
Kreditanstalt fuer Wiederaufbau
2.000% due 09/29/2022		4,400	4,227
Macquarie Bank Ltd.
3.459% (US0003M + 1.120%) due 07/29/2020 ~		1,000	1,015
Macquarie Group Ltd.
3.000% due 12/03/2018		1,300	1,301
Marsh & McLennan Cos., Inc.
2.350% due 03/06/2020		400	395
Mitsubishi UFJ Financial Group, Inc.
2.527% due 09/13/2023		2,200	2,069
Mizuho Bank Ltd.
2.400% due 03/26/2020		600	593
Mizuho Financial Group, Inc.
3.400% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	1,100	797
Morgan Stanley
2.450% due 02/01/2019		$500	500
7.300% due 05/13/2019		600	616
National Australia Bank Ltd.
0.350% due 09/07/2022	EUR	300	346
3.625% due 06/20/2023		$1,500	1,494
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~		800	802
Nederlandse Waterschapsbank NV
2.125% due 11/15/2021		2,100	2,040
NTT Finance Corp.
1.900% due 07/21/2021		500	480
Private Export Funding Corp.
2.100% due 12/19/2019		1,500	1,488
2.650% due 02/16/2021		1,000	993
Reliance Standard Life Global Funding
2.500% due 01/15/2020		1,500	1,485
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		500	503
SBA Communications Corp.
4.875% due 09/01/2024		400	396
Skandinaviska Enskilda Banken AB
2.375% due 03/25/2019		700	698
SL Green Operating Partnership LP
3.345% (US0003M + 0.980%) due 08/16/2021 ~		600	601
Stadshypotek AB
2.500% due 04/05/2022		500	486
Sumitomo Mitsui Banking Corp.
2.450% due 10/20/2020		1,700	1,670
Sumitomo Mitsui Financial Group, Inc.
0.934% due 10/11/2024	EUR	900	1,036
Sumitomo Mitsui Trust Bank Ltd.
3.243% (US0003M + 0.910%) due 10/18/2019 ~		$1,200	1,209

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Swedbank AB
0.250% due 11/07/2022	EUR	400	$461
Toronto-Dominion Bank
2.250% due 09/25/2019		$1,400	1,391
U.S. Bank N.A.
2.592% (US0003M + 0.250%) due 07/24/2020 ~		1,200	1,203
3.050% due 07/24/2020		600	599
UBS AG
2.450% due 12/01/2020		1,300	1,275
2.801% (US0003M + 0.480%) due 12/01/2020 ~		1,300	1,303
2.907% due 06/08/2020 •		200	201
UBS Group Funding Switzerland AG
4.119% due 04/14/2021 •		800	825
Westpac Banking Corp.
2.100% due 02/25/2021		1,000	973
3.100% due 06/03/2021	AUD	1,600	1,166

			81,173

INDUSTRIALS 12.5%
Apple, Inc.
2.850% due 02/23/2023		$1,200	1,179
CA, Inc.
3.600% due 08/01/2020		300	301
Campbell Soup Co.
2.834% (US0003M + 0.500%) due 03/16/2020 ~		1,200	1,199
2.964% (US0003M + 0.630%) due 03/15/2021 ~		500	500
Coca-Cola Co.
1.375% due 05/30/2019		400	397
CVS Health Corp.
3.125% due 03/09/2020		600	600
Danone S.A.
1.691% due 10/30/2019		300	296
2.077% due 11/02/2021		580	556
2.589% due 11/02/2023		600	565
Dell International LLC
3.480% due 06/01/2019		2,200	2,206
4.420% due 06/15/2021		900	914
DXC Technology Co.
3.271% (US0003M + 0.950%) due 03/01/2021 ~		900	900
eBay, Inc.
2.150% due 06/05/2020		800	787
ERAC USA Finance LLC
2.600% due 12/01/2021		300	290
General Mills, Inc.
2.879% (US0003M + 0.540%) due 04/16/2021 ~		500	503
5.650% due 02/15/2019		500	505
Georgia-Pacific LLC
2.539% due 11/15/2019		800	794
5.400% due 11/01/2020		200	208
Heathrow Funding Ltd.
4.875% due 07/15/2023		400	415
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018		713	713
Intel Corp.
1.700% due 05/19/2021		400	387
2.418% (US0003M + 0.080%) due 05/11/2020 ~		700	701
International Flavors & Fragrances, Inc.
3.200% due 05/01/2023		1,000	969
Komatsu Finance America, Inc.
2.118% due 09/11/2020		500	489
2.437% due 09/11/2022		500	479
Kraft Heinz Foods Co.
3.500% due 07/15/2022		500	497
Local Initiatives Support Corp.
3.005% due 03/01/2022		700	687
Marriott International, Inc.
3.000% due 03/01/2019		300	300

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Microsoft Corp.
1.100% due 08/08/2019	$400	$395
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	400	394
2.000% due 10/28/2021	1,400	1,338
Mondelez International, Inc.
3.000% due 05/07/2020	500	499
Oracle Corp.
1.900% due 09/15/2021	1,000	965
2.375% due 01/15/2019	1,200	1,199
5.000% due 07/08/2019	600	610
RELX Capital, Inc.
8.625% due 01/15/2019	200	203
SES Global Americas Holdings GP
2.500% due 03/25/2019	500	499
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	1,000	1,028
5.462% due 02/16/2021	500	522
WestRock RKT Co.
4.450% due 03/01/2019	100	101
Zoetis, Inc.
3.250% due 02/01/2023	900	885

		26,975

UTILITIES 6.4%
AT&T, Inc.
3.289% (US0003M + 0.950%) due 07/15/2021 ~	400	405
Avangrid, Inc.
3.150% due 12/01/2024	1,200	1,145
Baltimore Gas & Electric Co.
3.350% due 07/01/2023	1,000	990
British Telecommunications PLC
2.350% due 02/14/2019	2,400	2,397
Consolidated Edison, Inc.
2.000% due 05/15/2021	900	870
Electricite de France S.A.
4.600% due 01/27/2020	500	510
Exelon Corp.
2.850% due 06/15/2020	500	496
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,500	1,496
2.711% (US0003M + 0.400%) due 08/21/2020 ~	500	500
Sempra Energy
2.400% due 03/15/2020	500	493
2.784% (US0003M + 0.450%) due 03/15/2021 ~	500	500
2.839% (US0003M + 0.500%) due 01/15/2021 ~	1,200	1,200
Southern Power Co.
1.950% due 12/15/2019	1,700	1,677
Telstra Corp. Ltd.
4.800% due 10/12/2021	600	618
Vodafone Group PLC
3.750% due 01/16/2024	500	495

		13,792

Total Corporate Bonds & Notes (Cost $123,582)		121,940

U.S. GOVERNMENT AGENCIES 46.6%
Fannie Mae
1.000% due 01/25/2043	27	23
2.415% due 09/25/2042 •	63	63
2.947% due 07/01/2042 •	13	13
2.997% due 09/01/2041 •	38	38
3.116% due 06/25/2021 - 09/25/2021 •	2	2
3.147% due 09/01/2040 •	3	3
3.228% due 11/01/2034 •	7	7
3.330% due 11/01/2023	1,193	1,191
3.363% due 08/01/2029 •	12	12
3.441% due 07/01/2035 •	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 02/25/2043 (a)	$1,375	$186
3.568% due 11/01/2035 •	7	7
3.917% due 05/01/2035 •	7	7
4.000% due 06/01/2048 - 08/01/2048	4,199	4,246
4.032% due 11/01/2035 •	20	21
4.429% due 08/01/2035 •	60	63
5.000% due 01/25/2040 - 07/25/2040	332	344
5.411% due 12/25/2042 ~	6	6
5.500% due 03/01/2023 - 02/01/2028	510	534
5.750% due 10/25/2035	15	16
5.858% due 02/01/2031 •	6	7
6.000% due 05/01/2037	1	1
7.500% due 07/25/2022	7	7
Fannie Mae, TBA
3.000% due 11/01/2048	2,000	1,912
3.500% due 11/01/2048	14,000	13,763
4.000% due 11/01/2048 - 12/01/2048	64,000	64,495
FDIC Structured Sale Guaranteed Notes
2.576% due 11/29/2037 •	121	121
Freddie Mac
2.000% due 11/15/2026	561	545
2.105% due 12/25/2036 •	22	22
2.482% due 12/15/2042 •	1,746	1,747
2.608% due 11/15/2030 •	1	1
2.868% due 10/15/2037 •	62	63
2.913% due 02/25/2045 •	32	32
4.000% due 06/01/2048	1,778	1,800
4.295% due 07/01/2035 •	9	10
4.297% due 06/01/2035 •	39	41
4.437% due 08/01/2035 •	33	35
5.000% due 10/01/2033	6	7
6.226% due 08/15/2044 •	450	448
6.500% due 07/25/2043	59	66
7.000% due 04/15/2023	2	2
Ginnie Mae
2.404% due 10/20/2043 •	1,267	1,266
2.504% due 11/20/2045 •	244	244
2.530% due 04/20/2065 •	208	208
2.560% due 06/20/2065 •	304	304
2.580% due 07/20/2067 •	1,518	1,523
2.660% due 05/20/2066 •	588	590
2.680% due 04/20/2065 •	219	221
2.708% due 12/16/2025 •	2	2
2.710% due 03/20/2065 •	1,017	1,025
2.800% due 02/20/2066 •	723	726
2.850% due 10/20/2066 •	917	931
3.375% due 02/20/2032 •	10	10
3.527% due 06/20/2067 •	1,156	1,190
3.625% due 06/20/2027 - 05/20/2030 •	24	24

Total U.S. Government Agencies (Cost $100,455)		100,178

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
American Home Mortgage Investment Trust
3.996% due 10/25/2034 •	11	11
4.534% due 02/25/2045 •	12	12
Banc of America Funding Trust
2.496% due 07/25/2037 •	110	106
4.205% due 05/25/2035 ~	213	224
Banc of America Mortgage Trust
4.332% due 03/25/2033 ~	187	188
4.627% due 08/25/2034 ~	112	114
Bear Stearns Adjustable Rate Mortgage Trust
3.634% due 02/25/2033 ~	1	1
3.814% due 01/25/2034 ~	9	9
Bear Stearns ALT-A Trust
3.972% due 05/25/2035 ~	55	55
4.187% due 09/25/2035 ~	13	11
Citigroup Mortgage Loan Trust
2.286% due 01/25/2037 •	57	53
4.490% due 05/25/2035 •	15	15
4.820% due 10/25/2035 •	7	7

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
3.537% due 02/20/2036 ^•		$55	$51
3.583% due 11/25/2034 ~		33	33
3.609% due 02/20/2035 ~		30	31
Credit Suisse Mortgage Capital Certificates
3.890% due 09/26/2047 ~		139	140
Eurosail PLC
1.500% due 09/13/2045 •	GBP	16	20
1.750% (BP0003M + 0.950%) due 06/13/2045 ~		1,121	1,458
First Horizon Alternative Mortgage Securities Trust
3.890% due 01/25/2035 ~		$196	197
Firstmac Mortgage Funding Trust
2.890% due 03/08/2049 •	AUD	658	473
3.140% due 03/08/2049 •		800	579
GMAC Mortgage Corp. Loan Trust
4.289% due 11/19/2035 ~		$14	14
Great Hall Mortgages PLC
2.467% due 06/18/2039 •		167	163
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		500	500
GSR Mortgage Loan Trust
3.608% due 06/25/2034 ~		15	15
3.902% due 09/25/2035 ~		64	66
4.176% due 11/25/2035 ~		75	76
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		32	26
Merrill Lynch Mortgage Investors Trust
2.466% due 11/25/2035 •		2	2
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.496% due 12/25/2035 •		60	59
Prime Mortgage Trust
2.616% due 02/25/2034 •		3	3
RBSSP Resecuritization Trust
3.590% due 12/25/2035 ~		207	213
3.792% due 01/26/2036 •		184	186
Structured Adjustable Rate Mortgage Loan Trust
3.245% due 01/25/2035 •		49	47
4.231% due 02/25/2034 ~		45	45
4.363% due 08/25/2034 ~		61	61
Structured Asset Mortgage Investments Trust
2.418% due 07/19/2035 •		21	20
2.476% due 03/25/2037 •		101	76
2.496% due 02/25/2036 ^•		23	22
WaMu Mortgage Pass-Through Certificates Trust
2.486% due 12/25/2045 •		17	17
2.506% due 10/25/2045 •		112	114
2.956% due 11/25/2034 •		55	55
3.245% due 06/25/2042 •		12	12
Washington Mutual Mortgage Pass-Through Certificates Trust
3.790% due 02/25/2033 ~		1	1
Wells Fargo Mortgage-Backed Securities Trust
4.213% due 06/25/2035 ~		87	90
4.477% due 10/25/2035 ~		252	255

Total Non-Agency Mortgage-Backed Securities (Cost $6,164)			5,926

ASSET-BACKED SECURITIES 7.4%
Ally Auto Receivables Trust
1.490% due 11/15/2019		52	52
American Express Credit Account Master Trust
1.640% due 12/15/2021		1,200	1,193
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.326% due 03/25/2035 •		1,300	1,298
BA Credit Card Trust
2.538% due 06/15/2021 •		1,200	1,201
Bear Stearns Asset-Backed Securities Trust
3.216% due 10/25/2037 •		123	124
Capital One Multi-Asset Execution Trust
1.450% due 08/16/2021		500	500
2.608% due 02/15/2022 •		1,200	1,203

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	33

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CARDS Trust
2.528% due 04/18/2022 •	$1,000	$1,001
Countrywide Asset-Backed Certificates
2.636% due 01/25/2045 •	382	381
Countrywide Asset-Backed Certificates Trust
2.956% due 12/25/2034 •	1,825	1,841
Edsouth Indenture LLC
3.366% due 09/25/2040 •	119	120
Ford Credit Auto Lease Trust
1.560% due 11/15/2019	32	32
2.298% due 11/15/2019 •	81	81
Ford Credit Auto Owner Trust
2.440% due 01/15/2027	400	395
GE-WMC Mortgage Securities Trust
2.256% due 08/25/2036 •	2	1
Gracechurch Card Funding PLC
2.558% due 07/15/2022 •	600	600
JPMorgan Mortgage Acquisition Corp.
2.446% due 05/25/2035 •	41	41
Massachusetts Educational Financing Authority
3.285% due 04/25/2038 •	26	26
Morgan Stanley ABS Capital, Inc. Trust
2.266% due 07/25/2036 •	11	6
Navient Private Education Loan Trust
2.508% due 12/15/2059 •	477	478
Nelnet Student Loan Trust
3.961% due 11/25/2024 •	569	577
NovaStar Mortgage Funding Trust
2.536% due 05/25/2036 •	367	364
NYMT Residential LLC
4.000% due 03/25/2021 Ø	43	43
Palmer Square Loan Funding Ltd.
3.010% due 07/15/2026 •	600	599
Panhandle-Plains Higher Education Authority, Inc.
3.467% due 10/01/2035 •	112	113
Penarth Master Issuer PLC
2.545% due 03/18/2022 •	600	600
RAAC Trust
2.696% due 03/25/2037 •	52	52
Securitized Asset-Backed Receivables LLC Trust
2.276% due 12/25/2036 ^•	48	17
SLC Student Loan Trust
2.434% due 09/15/2026 •	295	295
2.444% due 03/15/2027 •	266	266

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	76	$89
2.425% due 10/25/2024 •		$180	180
2.425% due 01/26/2026 •		377	376
2.455% due 01/25/2027 •		264	263
2.485% due 10/25/2029 •		535	534
2.835% due 04/25/2024 •		239	239
2.885% due 10/26/2026 •		134	135
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		171	170
Structured Asset Investment Loan Trust
2.921% due 03/25/2034 •		119	118
3.191% due 10/25/2033 •		29	29
VOLT LLC
3.250% due 06/25/2047 Ø		291	289

Total Asset-Backed Securities (Cost $15,510)			15,922

SOVEREIGN ISSUES 3.6%
Export Development Canada
1.800% due 09/01/2022	CAD	1,700	1,281
Japan Bank for International Cooperation
2.375% due 07/21/2022		$500	484
2.500% due 06/01/2022		1,600	1,556
Province of Quebec
1.650% due 03/03/2022	CAD	1,000	753
2.450% due 03/01/2023		3,000	2,305
Spain Government International Bond
4.000% due 04/30/2020	EUR	1,100	1,363

Total Sovereign Issues (Cost $7,937)			7,742

SHORT-TERM INSTRUMENTS 18.9%

COMMERCIAL PAPER 3.1%
Bank of Montreal
1.684% due 10/04/2018	CAD	700	542
1.710% due 10/17/2018		700	542
Bank of Nova Scotia
1.701% due 10/09/2018		800	619
HSBC Holdings PLC
1.736% due 10/19/2018		700	541
1.746% due 10/15/2018		700	542
1.749% due 10/04/2018		800	619

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Marriott International
2.471% due 10/19/2018		$350	$350
2.524% due 11/16/2018		500	498
2.557% due 10/23/2018		1,000	998
Mondelez International, Inc.
2.307% due 10/05/2018		500	500
2.515% due 11/16/2018		500	498
2.525% due 11/21/2018		500	498

			6,747

REPURCHASE AGREEMENTS (f) 2.6%
			5,539

SHORT-TERM NOTES 0.8%
Pacific Gas & Electric Co.
2.541% (US0003M + 0.230%) due 11/28/2018 ~		1,800	1,798

JAPAN TREASURY BILLS 12.1%
(0.158)% due 10/09/2018 - 11/26/2018 (c)(d)	JPY	2,950,000	25,968

U.S. TREASURY BILLS 0.3%
2.244% due 12/13/2018 (d)(e)		$532	530

Total Short-Term Instruments (Cost $41,173)			40,582

Total Investments in Securities (Cost $294,821)			292,290

Total Investments 136.0% (Cost $294,821)			$292,290

Financial Derivative Instruments (g)(h) 0.4% (Cost or Premiums, net $197)			792

Other Assets and Liabilities, net (36.4)%			(78,186)

Net Assets 100.0%			$214,896

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$539	U.S. Treasury Notes 2.750% due 07/31/2023	$(552)	$539	$539
TDM	2.340	09/28/2018	10/01/2018	5,000	U.S. Treasury Notes 2.000% due 04/30/2024	(5,148)	5,000	5,001

Total Repurchase Agreements						$(5,700)	$5,539	$5,540

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$539	$0	$0	$539	$(552)	$(13)
TDM	5,001	0	0	5,001	(5,148)	(147)

Total Borrowings and Other Financing Transactions	$5,540	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(309) at a weighted average interest rate of 2.184%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	$103.500	11/23/2018	17	$34	$0	$0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	103.625	11/23/2018	4	8	0	0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.125	11/23/2018	70	140	1	0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.250	11/23/2018	25	50	0	0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.375	11/23/2018	19	38	0	0
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.500	11/23/2018	134	268	1	1
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	116.750	11/23/2018	116	116	1	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	132.500	11/23/2018	129	129	1	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	134.000	11/23/2018	55	55	1	0

Total Purchased Options					$5	$1

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar March Futures	03/2019	145	$	35,221	$(150)	$5	$0
90-Day Eurodollar September Futures	09/2019	49		11,873	(20)	2	0
Euro-Bund 10-Year Bond December Futures	12/2018	33		6,084	(69)	29	0
U.S. Treasury 2-Year Note December Futures	12/2018	630		132,763	(328)	28	0

					$(567)	$64	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	35

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Euribor December Futures	12/2018	7	$	(2,038)	$(1)	$0	$0
90-Day Eurodollar December Futures	12/2020	31		(7,505)	20	0	(1)
90-Day Eurodollar June Futures	06/2020	64		(15,493)	29	0	(2)
90-Day Eurodollar March Futures	03/2020	20		(4,842)	11	0	(1)
90-Day Eurodollar September Futures	09/2020	109		(26,388)	45	0	(4)
Canada Government 10-Year Bond December Futures	12/2018	30		(3,080)	41	2	(1)
Euro-BTP Italy Government Bond December Futures	12/2018	55		(7,908)	61	203	0
Euro-OAT France Government 10-Year Bond December Futures	12/2018	51		(8,944)	98	1	(28)
U.S. Treasury 5-Year Note December Futures	12/2018	136		(15,297)	112	0	(8)
U.S. Treasury 10-Year Note December Futures	12/2018	184		(21,856)	220	0	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	06/2020	89		(14,306)	7	2	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	03/2020	89		(14,315)	4	3	(2)

					$647	$211	$(55)

Total Futures Contracts					$80	$275	$(55)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin(4)
										Asset	Liability
MetLife, Inc.	1.000%	Quarterly	03/20/2019	0.082%	$	200	$3	$(2)	$1	$0	$0
MetLife, Inc.	1.000	Quarterly	09/20/2019	0.092		500	8	(3)	5	0	0

							$11	$(5)	$6	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	$	5,300	$168	$68	$236	$0	$(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,600	139	35	174	0	(1)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	2,400	39	22	61	0	(4)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	890,000	(54)	28	(26)	0	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		330,000	(5)	(4)	(9)	0	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		310,000	7	(1)	6	0	(5)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		40,000	(1)	(2)	(3)	0	(1)

							$293	$146	$439	$0	$(14)

Total Swap Agreements							$304	$141	$445	$0	$(14)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$1	$275	$0	$276	$0	$(55)	$(14)	$ (69)

Cash of $1,749 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2018	JPY	10,000		$91	$2	$0
	10/2018		$3,029	AUD	4,174	0	(12)
	11/2018	AUD	4,174		$3,030	12	0
	11/2018	EUR	888		1,037	2	0
	11/2018	GBP	1,234		1,613	3	0
	11/2018	SEK	8,815		986	3	(13)
	11/2018		$2,690	EUR	2,288	0	(24)
BPS	10/2018	CAD	635		$491	0	(1)
	10/2018	JPY	70,000		634	17	0
	11/2018	EUR	904		1,052	0	(1)
	11/2018	JPY	240,000		2,166	47	0
BRC	10/2018		130,000		1,180	34	0
	11/2018		1,030,000		9,328	229	0
	11/2018	SEK	4,905		560	7	0
CBK	10/2018	JPY	20,000		182	6	0
	11/2018	EUR	8,072		9,371	30	(63)
	11/2018	JPY	554,300		5,023	132	0
	11/2018	SEK	8,885		1,018	15	0
	11/2018		$4,916	EUR	4,234	20	(4)
	11/2018		2,707	SEK	24,380	46	0
	12/2018		1,617	INR	118,689	0	0
GLM	10/2018	AUD	4,174		$3,020	3	0
	10/2018	CAD	700		538	0	(4)
	11/2018	EUR	928		1,080	0	(1)
	01/2019	DKK	1,760		276	0	0
HUS	10/2018	CAD	3,354		2,565	0	(32)
	10/2018	DKK	1,665		262	3	0
	10/2018		$5,442	CAD	7,055	21	0
	11/2018	CAD	7,055		$5,445	0	(21)
	11/2018	EUR	879		1,024	0	0
JPM	10/2018	CAD	6,701		5,171	0	(17)
	11/2018		664		510	0	(4)
	11/2018	EUR	889		1,035	0	(1)
	11/2018	JPY	339,500		3,080	82	0
	11/2018	SEK	1,805		205	1	0
MYI	11/2018	JPY	355,000		3,216	83	0
SCX	10/2018	CAD	700		543	0	0
	10/2018	GBP	1,234		1,590	0	(18)
SSB	10/2018	DKK	6,299		1,056	75	0
TOR	10/2018		$1,667	DKK	9,900	0	(126)
UAG	10/2018	DKK	3,700		$623	47	0
	10/2018	JPY	130,000		1,179	33	0
	11/2018		530,000		4,786	104	0
	11/2018		$3,945	JPY	434,700	0	(107)

Total Forward Foreign Currency Contracts						$1,057	$(449)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	37

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048	$	73.500	11/06/2018	$ 7,000	$0	$0

Total Purchased Options						$0	$0

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC USD versus CAD	CAD	1.282	10/26/2018	$2,100	$(12)	$(9)

Total Written Options						$(12)	$(9)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
JPM	PSEG Power LLC	1.000%	Quarterly	12/20/2018	0.078%	$200	$2	$(2)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
MYC	CMBX.NA.AAA.11 Index	0.500%	Monthly	11/18/2054	$ 12,000	$(102)	$88	$0	$(14)

Total Swap Agreements						$(100)	$86	$0	$(14)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure(5)
BOA	$22	$0	$0	$22	$(49)	$0	$0	$(49)	$(27)	$0	$(27)
BPS	64	0	0	64	(2)	(9)	0	(11)	53	0	53
BRC	270	0	0	270	0	0	0	0	270	0	270
CBK	249	0	0	249	(67)	0	0	(67)	182	0	182
GLM	3	0	0	3	(5)	0	0	(5)	(2)	0	(2)
HUS	24	0	0	24	(53)	0	0	(53)	(29)	0	(29)
JPM	83	0	0	83	(22)	0	0	(22)	61	0	61
MYC	0	0	0	0	0	0	(14)	(14)	(14)	0	(14)
MYI	83	0	0	83	0	0	0	0	83	0	83
SCX	0	0	0	0	(18)	0	0	(18)	(18)	0	(18)
SSB	75	0	0	75	0	0	0	0	75	0	75
TOR	0	0	0	0	(126)	0	0	(126)	(126)	0	(126)
UAG	184	0	0	184	(107)	0	0	(107)	77	(30)	47

Total Over the Counter	$1,057	$0	$0	$1,057	$(449)	$(9)	$(14)	$(472)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	275	275

	$0	$0	$0	$0	$276	$276

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,057	$0	$1,057

	$0	$0	$0	$1,057	$276	$1,333

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$55	$55
Swap Agreements	0	0	0	0	14	14

	$0	$0	$0	$0	$69	$69

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$449	$0	$449
Written Options	0	0	0	9	0	9
Swap Agreements	0	14	0	0	0	14

	$0	$14	$0	$458	$0	$472

	$0	$14	$0	$458	$69	$541

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(9)	$(9)
Futures	0	0	0	0	(555)	(555)
Swap Agreements	0	4	0	0	(29)	(25)

	$0	$4	$0	$0	$(593)	$(589)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$213	$0	$213
Purchased Options	0	0	0	0	(2)	(2)
Written Options	0	0	0	31	11	42
Swap Agreements	0	26	0	0	0	26

	$0	$26	$0	$244	$9	$279

	$0	$30	$0	$244	$(584)	$(310)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	39

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)

September 30, 2018 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(4)	$(4)
Futures	0	0	0	0	576	576
Swap Agreements	0	(3)	0	0	271	268

	$0	$(3)	$0	$0	$843	$840

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,884	$0	$2,884
Written Options	0	0	0	(1)	(11)	(12)
Swap Agreements	0	87	0	0	0	87

	$0	$87	$0	$2,883	$(11)	$2,959

	$0	$84	$0	$2,883	$832	$3,799

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$81,173	$0	$81,173
Industrials	0	26,975	0	26,975
Utilities	0	13,792	0	13,792
U.S. Government Agencies	0	100,178	0	100,178
Non-Agency Mortgage-Backed Securities	0	5,926	0	5,926
Asset-Backed Securities	0	15,922	0	15,922
Sovereign Issues	0	7,742	0	7,742
Short-Term Instruments
Commercial Paper	0	6,747	0	6,747
Repurchase Agreements	0	5,539	0	5,539
Short-Term Notes	0	1,798	0	1,798
Japan Treasury Bills	0	25,968	0	25,968
U.S. Treasury Bills	0	530	0	530

Total Investments	$0	$292,290	$0	$292,290

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$275	$1	$0	$276
Over the counter	0	1,057	0	1,057

	$275	$1,058	$0	$1,333

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(55)	(14)	0	(69)
Over the counter	0	(472)	0	(472)

	$(55)	$(486)	$0	$(541)

Total Financial Derivative Instruments	$220	$572	$0	$792

Totals	$220	$292,862	$0	$293,082

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Short Asset Investment Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.5%

CORPORATE BONDS & NOTES 58.3%

BANKING & FINANCE 33.7%
ABN AMRO Bank NV
2.100% due 01/18/2019	$11,225	$11,216
2.973% (US0003M + 0.640%) due 01/18/2019 ~	17,300	17,336
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	3,000	3,001
AerCap Ireland Capital DAC
3.750% due 05/15/2019	3,750	3,765
AIA Group Ltd.
2.250% due 03/11/2019	1,500	1,492
2.858% (US0003M + 0.520%) due 09/20/2021 ~	9,000	9,020
Air Lease Corp.
3.375% due 01/15/2019	6,416	6,423
Aircastle Ltd.
4.625% due 12/15/2018	4,000	4,012
Allstate Corp.
2.816% (US0003M + 0.430%) due 03/29/2021 ~	900	901
American Express Credit Corp.
2.678% (US0003M + 0.330%) due 05/03/2019 ~	7,600	7,611
American Honda Finance Corp.
2.602% (US0003M + 0.280%) due 11/19/2018 ~	1,250	1,251
2.933% (US0003M + 0.600%) due 10/18/2018 ~	10,000	10,002
American Tower Corp.
3.400% due 02/15/2019	2,160	2,164
Athene Global Funding
2.875% due 10/23/2018	16,587	16,590
3.488% (US0003M + 1.140%) due 04/20/2020 ~	4,600	4,654
Australia & New Zealand Banking Group Ltd.
2.872% (US0003M + 0.550%) due 02/20/2019 ~	18,000	18,004
AvalonBay Communities, Inc.
2.769% (US0003M + 0.430%) due 01/15/2021 ~	1,800	1,799
Bangkok Bank PCL
3.300% due 10/03/2018	17,340	17,340
Bank of America Corp.
2.600% due 01/15/2019	25,000	24,997
Bank of Nova Scotia
1.950% due 01/15/2019	5,000	4,992
Barclays Bank PLC
2.893% (US0003M + 0.550%) due 08/07/2019 ~	2,000	2,005
Barclays PLC
2.750% due 11/08/2019	26,400	26,278
Brixmor Operating Partnership LP
3.363% (US0003M + 1.050%) due 02/01/2022 ~	6,200	6,204
Canadian Imperial Bank of Commerce
2.843% (US0003M + 0.520%) due 09/06/2019 ~	14,681	14,740
Citibank N.A.
2.597% (US0003M + 0.260%) due 09/18/2019 ~	7,800	7,814
Commonwealth Bank of Australia
3.139% (US0003M + 0.790%) due 11/02/2018 ~	190	190
Credit Agricole S.A.
3.139% (US0003M + 0.800%) due 04/15/2019 ~	8,245	8,278
Danske Bank A/S
1.650% due 09/06/2019	15,000	14,784
2.831% (US0003M + 0.510%) due 03/02/2020 ~	11,610	11,590

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.903% (US0003M + 0.580%) due 09/06/2019 ~	$8,599	$8,609
DBS Group Holdings Ltd.
2.246% due 07/16/2019	3,212	3,197
Dexia Credit Local S.A.
2.250% due 01/30/2019	8,000	7,989
2.250% due 02/18/2020	7,000	6,927
2.500% due 01/25/2021	4,900	4,829
Discover Bank
2.600% due 11/13/2018	17,151	17,150
Erste Abwicklungsanstalt
2.537% (US0003M + 0.210%) due 03/09/2020 ~	25,000	25,067
First Abu Dhabi Bank PJSC
3.000% due 08/13/2019	5,200	5,205
Ford Motor Credit Co. LLC
2.262% due 03/28/2019	4,960	4,943
2.597% due 11/04/2019	5,000	4,961
3.164% (US0003M + 0.830%) due 03/12/2019 ~	1,350	1,351
3.296% (US0003M + 0.930%) due 09/24/2020 ~	23,700	23,734
3.919% (US0003M + 1.580%) due 01/08/2019 ~	6,500	6,521
General Motors Financial Co., Inc.
2.350% due 10/04/2019	1,000	994
2.400% due 05/09/2019	21,920	21,866
3.100% due 01/15/2019	3,000	3,003
3.613% (US0003M + 1.270%) due 10/04/2019 ~	4,700	4,737
3.791% (US0003M + 1.450%) due 05/09/2019 ~	1,778	1,789
4.399% (US0003M + 2.060%) due 01/15/2019 ~	4,860	4,884
Goldman Sachs Group, Inc.
3.414% (US0003M + 1.100%) due 11/15/2018 ~	30,000	30,038
Harley-Davidson Financial Services, Inc.
2.677% (US0003M + 0.350%) due 03/08/2019 ~	14,970	14,977
2.677% due 03/08/2019	100	100
HSBC Holdings PLC
2.984% (US0003M + 0.650%) due 09/11/2021 ~	25,000	25,039
HSH Portfoliomanagement AoeR
2.652% (US0003M + 0.330%) due 11/19/2021 ~	5,000	5,031
2.667% (US0003M + 0.330%) due 09/18/2020 ~	9,000	9,039
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	13,552	13,869
ICICI Bank Ltd.
3.441% (US0003M + 1.120%) due 12/04/2018 ~	8,000	8,000
3.500% due 03/18/2020	3,900	3,874
4.800% due 05/22/2019	6,850	6,916
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	4,750	4,758
ING Bank NV
3.496% (US0003M + 1.130%) due 03/22/2019 ~	1,070	1,075
International Lease Finance Corp.
5.875% due 04/01/2019	20,515	20,801
6.250% due 05/15/2019	8,532	8,699
Intesa Sanpaolo SpA
3.875% due 01/15/2019	9,050	9,059
Jackson National Life Global Funding
2.718% (US0003M + 0.380%) due 02/13/2019 ~	6,014	6,021
2.811% (US0003M + 0.480%) due 06/11/2021 ~	1,000	1,005
John Deere Capital Corp.
2.556% (US0003M + 0.180%) due 01/07/2020 ~	35,000	35,049
JPMorgan Chase Bank N.A.
2.545% (US0003M + 0.230%) due 09/01/2020 ~(c)	18,000	18,032

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.588% (US0003M + 0.250%) due 02/13/2020 ~	$15,000	$15,009
LeasePlan Corp. NV
2.875% due 01/22/2019	1,225	1,224
Lloyds Bank PLC
2.050% due 01/22/2019	5,000	4,990
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~	16,200	16,252
Macquarie Bank Ltd.
2.600% due 06/24/2019	16,000	15,962
2.687% (US0003M + 0.350%) due 04/04/2019 ~	840	841
3.519% (US0003M + 1.180%) due 01/15/2019 ~	2,500	2,507
Macquarie Group Ltd.
3.000% due 12/03/2018	12,243	12,252
7.625% due 08/13/2019	1,000	1,038
Metropolitan Life Global Funding
2.730% (SOFRRATE + 0.570%) due 09/07/2020 ~	27,500	27,558
Mitsubishi UFJ Financial Group, Inc.
3.125% (US0003M + 0.790%) due 07/25/2022 ~	3,000	3,019
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.500% due 03/09/2020	2,000	1,972
3.122% (US0003M + 0.775%) due 07/23/2019 ~	11,134	11,167
3.247% (US0003M + 0.925%) due 02/20/2019 ~	4,500	4,511
Mizuho Bank Ltd.
2.450% due 04/16/2019	26,000	25,961
2.650% due 09/25/2019	3,000	2,992
Mizuho Securities USA LLC
3.036% (US0003M + 0.650%) due 06/28/2019 ~	2,480	2,487
Morgan Stanley
2.891% (US0003M + 0.550%) due 02/10/2021 ~	12,600	12,643
3.087% (US0003M + 0.740%) due 07/23/2019 ~	2,500	2,512
7.300% due 05/13/2019	28,316	29,075
MUFG Bank Ltd.
2.300% due 03/10/2019	22,374	22,339
2.350% due 09/08/2019	9,200	9,148
Nasdaq, Inc.
2.756% (US0003M + 0.390%) due 03/22/2019 ~	2,000	2,002
National Bank of Canada
2.936% (US0003M + 0.600%) due 01/17/2020 ~	9,150	9,205
New York Life Global Funding
2.447% (US0003M + 0.100%) due 01/21/2020 ~	12,000	12,014
2.661% (US0003M + 0.320%) due 08/06/2021 ~	7,000	7,017
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	3,000	2,991
2.727% (US0003M + 0.390%) due 07/13/2020 ~	3,750	3,755
2.776% (US0003M + 0.390%) due 09/28/2020 ~	16,410	16,403
2.854% due 09/13/2019 •	7,000	7,019
2.917% (US0003M + 0.580%) due 01/13/2020 ~	8,500	8,531
2.983% (US0003M + 0.630%) due 09/21/2021 ~	5,000	5,012
Nomura Holdings, Inc.
2.750% due 03/19/2019	10,540	10,545
NRW Bank
2.392% (US0003M + 0.060%) due 06/14/2019 ~	10,000	10,005
NTT Finance Corp.
2.916% (US0003M + 0.530%) due 06/29/2020 ~	23,300	23,407

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	41

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Protective Life Global Funding
2.757% (US0003M + 0.420%) due 03/29/2019 ~	$950	$951
QNB Finance Ltd.
2.750% due 10/31/2018	24,535	24,531
Reliance Standard Life Global Funding
2.150% due 10/15/2018	13,030	13,028
2.500% due 04/24/2019	6,000	5,990
2.500% due 01/15/2020	1,500	1,485
Santander UK PLC
2.500% due 03/14/2019 (c)	27,370	27,355
3.812% (US0003M + 1.480%) due 03/14/2019 ~	14,976	15,068
Senior Housing Properties Trust
3.250% due 05/01/2019	5,000	4,999
Siam Commercial Bank PCL
3.500% due 04/07/2019	2,167	2,169
Skandinaviska Enskilda Banken AB
2.375% due 03/25/2019	2,500	2,494
2.904% (US0003M + 0.570%) due 09/13/2019 ~	2,700	2,712
Standard Chartered PLC
3.452% (US0003M + 1.130%) due 08/19/2019 ~	13,000	13,093
State Bank of India
3.622% due 04/17/2019	9,690	9,699
Sumitomo Mitsui Banking Corp.
2.092% due 10/18/2019	4,000	3,950
2.643% (US0003M + 0.310%) due 10/18/2019 ~	27,800	27,842
Sumitomo Mitsui Financial Group, Inc.
3.117% (US0003M + 0.780%) due 07/12/2022 ~	1,800	1,809
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019	687	685
2.779% due 09/19/2019	1,800	1,804
2.779% (US0003M + 0.440%) due 09/19/2019 ~	800	802
2.833% (US0003M + 0.510%) due 03/06/2019 ~	27,273	27,313
3.243% (US0003M + 0.910%) due 10/18/2019 ~	8,950	9,016
Suncorp-Metway Ltd.
2.100% due 05/03/2019	11,627	11,581
Svenska Handelsbanken AB
2.500% due 01/25/2019	10,000	9,998
2.824% (US0003M + 0.490%) due 06/17/2019 ~	24,400	24,476
Swedbank AB
3.021% (US0003M + 0.680%) due 11/01/2018 ~	17,200	17,207
Synchrony Financial
2.600% due 01/15/2019	24,939	24,920
3.000% due 08/15/2019	13,099	13,075
Toyota Motor Credit Corp.
2.704% (US0003M + 0.370%) due 03/12/2020 ~	5,000	5,018
UBS AG
2.631% (US0003M + 0.320%) due 05/28/2019 ~	16,500	16,528
2.637% due 12/07/2018 •	3,800	3,802
2.801% (US0003M + 0.480%) due 12/01/2020 ~	8,650	8,667
VEREIT Operating Partnership LP
3.000% due 02/06/2019	14,395	14,394
WEA Finance LLC
2.700% due 09/17/2019	5,000	4,988
Wells Fargo & Co.
2.807% (US0003M + 0.460%) due 04/22/2019 ~	625	626
Wells Fargo Bank N.A.
2.640% (SOFRRATE + 0.480%) due 03/25/2020 ~	10,000	10,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Woori Bank
2.875% due 10/02/2018	$9,500	$9,500

		1,352,533

INDUSTRIALS 19.8%
21st Century Fox America, Inc.
6.900% due 03/01/2019	1,980	2,013
Alimentation Couche-Tard, Inc.
2.834% (US0003M + 0.500%) due 12/13/2019 ~	5,000	5,001
Allergan Funding SCS
2.450% due 06/15/2019	3,000	2,991
Amgen, Inc.
2.661% (US0003M + 0.320%) due 05/10/2019 ~	4,214	4,221
Anthem, Inc.
2.250% due 08/15/2019	5,300	5,272
Baidu, Inc.
2.750% due 06/09/2019	3,000	2,989
BAT Capital Corp.
2.909% due 08/14/2020 •	18,950	19,022
3.194% (US0003M + 0.880%) due 08/15/2022 ~	8,400	8,471
BAT International Finance PLC
1.625% due 09/09/2019	4,300	4,238
Bayer U.S. Finance LLC
2.125% due 07/15/2019	5,000	4,963
2.375% due 10/08/2019	11,000	10,930
BMW U.S. Capital LLC
2.689% (US0003M + 0.370%) due 08/14/2020 ~	13,000	13,045
Broadcom Corp.
2.375% due 01/15/2020	1,500	1,483
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	3,000	2,964
2.170% due 08/05/2019	11,300	11,229
2.881% (US0003M + 0.540%) due 08/04/2020 ~	16,400	16,435
3.107% (US0003M + 0.770%) due 09/17/2020 ~	1,000	1,000
3.131% due 03/03/2022 •	12,800	12,880
3.182% (US0003M + 0.850%) due 09/14/2021 ~	8,000	8,077
3.417% (US0003M + 1.070%) due 04/23/2021 ~	1,500	1,522
Charter Communications Operating LLC
3.986% (US0003M + 1.650%) due 02/01/2024 ~	4,900	4,998
Chevron Corp.
2.724% (US0003M + 0.410%) due 11/15/2019 ~	1,000	1,005
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	2,000	2,000
CNPC General Capital Ltd.
2.750% due 05/14/2019	4,000	3,986
CVS Health Corp.
2.957% (US0003M + 0.630%) due 03/09/2020 ~	12,900	12,969
Daimler Finance North America LLC
2.731% (US0003M + 0.390%) due 05/04/2020 ~	9,800	9,823
2.871% (US0003M + 0.530%) due 05/05/2020 ~	1,400	1,404
2.959% (US0003M + 0.620%) due 10/30/2019 ~	20,550	20,641
Danone S.A.
1.691% due 10/30/2019	2,070	2,040
Dell International LLC
3.480% due 06/01/2019	37,402	37,503
Deutsche Telekom International Finance BV
2.789% (US0003M + 0.450%) due 09/19/2019 ~	14,000	14,033
6.000% due 07/08/2019	4,000	4,094

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Diageo Capital PLC
2.562% (US0003M + 0.240%) due 05/18/2020 ~	$2,000	$2,004
Discovery Communications LLC
3.048% (US0003M + 0.710%) due 09/20/2019 ~	14,940	15,005
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~	4,500	4,499
Dow Chemical Co.
8.550% due 05/15/2019	30,000	31,023
eBay, Inc.
2.823% (US0003M + 0.480%) due 08/01/2019 ~	5,970	5,985
Energy Transfer Partners LP
9.000% due 04/15/2019	9,578	9,877
ERAC USA Finance LLC
2.350% due 10/15/2019	1,300	1,292
2.800% due 11/01/2018	11,770	11,772
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	4,148	4,231
GATX Corp.
2.500% due 03/15/2019	4,500	4,494
Gilead Sciences, Inc.
2.558% (US0003M + 0.220%) due 03/20/2019 ~	11,000	11,009
Halfmoon Parent, Inc.
2.684% (US0003M + 0.350%) due 03/17/2020 ~	40,000	40,030
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	14,500	14,363
2.850% due 10/05/2018	11,855	11,856
3.105% (US0003M + 0.720%) due 10/05/2021 ~	7,200	7,208
4.267% (US0003M + 1.930%) due 10/05/2018 ~	2,700	2,701
HP, Inc.
2.750% due 01/14/2019	2,345	2,346
Hyundai Capital America
2.400% due 10/30/2018	25,347	25,346
2.500% due 03/18/2019	3,393	3,386
2.550% due 02/06/2019	3,825	3,820
2.550% due 04/03/2020	4,000	3,934
3.137% due 09/18/2020 •	6,700	6,717
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	5,734	5,730
Kraft Heinz Foods Co.
2.761% (US0003M + 0.420%) due 08/09/2019 ~	3,320	3,325
2.911% (US0003M + 0.570%) due 02/10/2021 ~	8,100	8,111
LyondellBasell Industries NV
5.000% due 04/15/2019	6,096	6,127
Molson Coors Brewing Co.
1.900% due 03/15/2019	18,087	18,018
Mondelez International Holdings Netherlands BV
2.949% (US0003M + 0.610%) due 10/28/2019 ~	5,000	5,020
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019	3,103	3,089
Newell Brands, Inc.
2.600% due 03/29/2019	4,563	4,557
Norfolk Southern Corp.
5.900% due 06/15/2019	5,974	6,092
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	1,300	1,311
Oil India Ltd.
3.875% due 04/17/2019	5,139	5,145
ONGC Videsh Ltd.
3.250% due 07/15/2019	8,624	8,617
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	6,647	6,650
Philip Morris International, Inc.
2.732% (US0003M + 0.420%) due 02/21/2020 ~	750	753

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Phillips 66
2.989% (US0003M + 0.650%) due 04/15/2019 ~	$4,710	$4,712
Reckitt Benckiser Treasury Services PLC
2.926% (US0003M + 0.560%) due 06/24/2022 ~	4,600	4,600
RELX Capital, Inc.
8.625% due 01/15/2019	4,151	4,217
Reynolds American, Inc.
8.125% due 06/23/2019	12,254	12,678
Schlumberger Holdings Corp.
2.350% due 12/21/2018	30,000	29,988
SES Global Americas Holdings GP
2.500% due 03/25/2019	4,325	4,315
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	38,260	37,861
SK Broadband Co. Ltd.
2.875% due 10/29/2018	5,310	5,309
Sky PLC
9.500% due 11/15/2018	8,719	8,788
Southern Co.
2.802% (US0003M + 0.490%) due 02/14/2020 ~	10,075	10,076
3.037% (US0003M + 0.700%) due 09/30/2020 ~	9,500	9,531
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	8,500	8,689
Tencent Holdings Ltd.
3.375% due 05/02/2019	9,000	9,022
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~	3,000	2,998
Time Warner Cable LLC
8.250% due 04/01/2019	13,974	14,333
8.750% due 02/14/2019	28,418	29,008
Toyota Motor Finance Netherlands BV
2.584% (US0003M + 0.250%) due 12/12/2019 ~	21,000	21,034
Tyson Foods, Inc.
2.650% due 08/15/2019	5,000	4,992
2.765% (US0003M + 0.450%) due 05/30/2019 ~	5,000	5,007
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	2,968	2,953
2.450% due 11/20/2019	2,320	2,299
Volkswagen International Finance NV
2.125% due 11/20/2018	2,465	2,464
Wabtec Corp.
3.382% (US0003M + 1.050%) due 09/15/2021 ~	4,000	4,009

		797,568

UTILITIES 4.8%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	6,400	6,460
BellSouth Corp.
4.333% due 04/26/2021	14,900	15,012
BP Capital Markets PLC
2.881% (US0003M + 0.540%) due 05/10/2019 ~	310	311
British Telecommunications PLC
2.350% due 02/14/2019	4,780	4,773
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	550	554
Dominion Energy, Inc.
2.871% (US0003M + 0.550%) due 06/01/2019 ~	14,066	14,103
2.914% (US0003M + 0.600%) due 05/15/2020 ~	8,200	8,204
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~	11,700	11,735

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Electricite de France S.A.
4.600% due 01/27/2020	$800	$815
6.500% due 01/26/2019	5,500	5,566
Emera U.S. Finance LP
2.150% due 06/15/2019	13,972	13,884
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	6,700	6,817
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	1,415	1,414
Korea Western Power Co. Ltd.
2.875% due 10/10/2018	6,000	5,999
Metropolitan Edison Co.
7.700% due 01/15/2019	3,737	3,789
NextEra Energy Capital Holdings, Inc.
2.711% (US0003M + 0.400%) due 08/21/2020 ~	10,400	10,408
Orange S.A.
2.750% due 02/06/2019	2,500	2,501
PacifiCorp
5.500% due 01/15/2019	3,000	3,025
PSEG Power LLC
2.450% due 11/15/2018	5,000	4,999
Public Service Co. of Oklahoma
5.150% due 12/01/2019	5,000	5,117
Sempra Energy
2.589% (US0003M + 0.250%) due 07/15/2019 ~	15,900	15,909
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019	3,070	3,049
2.500% due 10/17/2018	9,600	9,600
2.750% due 04/10/2019	17,700	17,660
3.251% (US0003M + 0.920%) due 04/10/2019 ~	9,200	9,221
Southern Power Co.
2.888% (US0003M + 0.550%) due 12/20/2020 ~	5,400	5,401
State Grid Overseas Investment Ltd.
2.750% due 05/07/2019	6,500	6,480

		192,806

Total Corporate Bonds & Notes (Cost $2,342,111)		2,342,907

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2013
2.177% (0.7*US0001M + 0.700%) due 12/01/2028 ~	5,000	5,034
California State General Obligation Bonds, Series 2017
2.889% (US0001M + 0.780%) due 04/01/2047 ~	6,000	6,037

		11,071

WASHINGTON 0.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.594% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,000	7,078

Total Municipal Bonds & Notes (Cost $18,000)		18,149

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
2.432% due 11/25/2044 - 09/25/2055 •	14,766	14,773
2.432% due 12/25/2044 •(c)	39,731	39,756
2.516% due 04/25/2036 - 06/25/2042 •	3,009	3,004
2.532% due 07/25/2046 •	7,533	7,505
2.566% due 07/25/2036 - 06/25/2043 •	400	399
2.616% due 02/25/2042 •	783	788
2.666% due 04/25/2039 •	473	477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.716% due 02/25/2042 •	$845	$848
2.736% due 03/25/2042 •	281	285
2.756% due 07/25/2037 •	119	120
2.766% due 09/25/2041 - 10/25/2041 •	386	391
2.896% due 02/25/2041 •	389	397
2.946% due 06/25/2040 •	512	520
4.070% due 05/01/2038 •	9,138	9,588
Freddie Mac
2.402% due 05/15/2038 •	2,228	2,225
2.412% due 05/15/2041 •	2,306	2,304
2.422% due 06/15/2040 •	5,293	5,285
2.432% due 10/15/2037 - 09/15/2044 •	66,649	66,652
2.458% due 04/15/2037 •	550	548
2.464% due 09/25/2021 •	1,687	1,688
2.488% due 07/15/2037 •	539	537
2.558% due 03/15/2040 - 11/15/2043 •	1,132	1,137
2.658% due 08/15/2041 •	26	26
2.678% due 12/15/2041 •	669	676
2.708% due 09/15/2037 - 11/15/2041 •	1,067	1,077
2.738% due 07/15/2037 •	667	674
2.758% due 11/15/2037 •	113	114
3.108% due 01/15/2032 •	283	290
3.158% due 01/15/2039 •	74	76
3.604% due 05/15/2033 •	315	325
Ginnie Mae
2.280% due 06/20/2066 •	3,476	3,470
2.450% due 10/20/2066 •	889	889
2.475% due 04/20/2037 •	1,840	1,840
2.524% due 07/20/2043 •	1,588	1,593
2.565% due 06/20/2039 •	223	224
2.580% due 12/20/2060 - 03/20/2065 •	597	597
2.650% due 04/20/2062 •	986	990
2.760% due 08/20/2061 •	2,491	2,495
2.780% due 10/20/2065 •	1,942	1,946
2.830% due 08/20/2067 •	1,749	1,776
2.850% due 02/20/2066 •	1,316	1,320
2.880% due 05/20/2066 •	5,248	5,324
3.628% due 09/20/2067 •	1,693	1,750
4.832% due 09/20/2066 ~	5,433	5,962
NCUA Guaranteed Notes
2.571% due 01/08/2020 •	2,074	2,077
2.681% due 12/08/2020 •	1,216	1,222

Total U.S. Government Agencies (Cost $195,932)		195,960

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Gosforth Funding PLC
2.714% due 08/25/2060 •	7,000	7,004
Silverstone Master Issuer PLC
2.897% (US0003M + 0.550%) due 01/21/2070 ~	5,000	5,007
Stonemont Portfolio Trust
3.015% due 08/20/2030 •	4,971	4,975
UBS-Barclays Commercial Mortgage Trust
2.929% due 04/10/2046 •	13,982	14,206
Wells Fargo-RBS Commercial Mortgage Trust
3.358% due 06/15/2045 •	5,025	5,129

Total Non-Agency Mortgage-Backed Securities (Cost $36,072)		36,321

ASSET-BACKED SECURITIES 10.0%
Ally Master Owner Trust
2.478% due 07/15/2022 •	5,000	5,014
Canadian Pacer Auto Receivables Trust
2.368% due 12/19/2019 •	2,505	2,505
Cent CLO Ltd.
3.435% due 01/25/2026 •	2,205	2,208
Chesapeake Funding LLC
2.528% due 08/15/2030 •	15,000	15,018
CIFC Funding Ltd.
3.195% due 10/25/2027 •	3,100	3,095

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	43

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dryden Senior Loan Fund
3.239% due 10/15/2027 •	$5,500	$5,503
Evergreen Credit Card Trust
2.508% due 07/15/2022 •	14,000	14,030
Figueroa CLO Ltd.
3.239% due 01/15/2027 •	5,000	5,000
Flagship CLO Ltd.
3.189% due 01/16/2026 •	1,100	1,099
Flagship Ltd.
3.468% due 01/20/2026 •	5,095	5,099
Ford Credit Auto Lease Trust
1.800% due 06/15/2020	1,435	1,431
Ford Credit Floorplan Master Owner Trust
2.508% due 09/15/2022 •	5,000	5,011
GM Financial Automobile Leasing Trust
2.385% due 09/20/2019 •	499	499
2.465% due 01/21/2020 •	3,446	3,448
2.890% due 09/21/2020	20,000	20,001
GM Financial Consumer Automobile Receivables Trust
1.860% due 12/16/2021	2,560	2,528
2.080% due 01/19/2021	4,398	4,383
Halcyon Loan Advisors Funding Ltd.
3.268% due 04/20/2027 •	5,000	4,991
3.814% due 08/15/2023 •	219	219
Hyundai Auto Lease Securitization Trust
1.890% due 03/16/2020	4,028	4,014
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	3,740	3,733
Mercedes-Benz Auto Receivables Trust
2.350% due 08/15/2019	13,673	13,673
Motor PLC
2.746% due 09/25/2024 •	10,000	10,001
Mountain Hawk CLO Ltd.
3.139% due 10/15/2026 •	3,000	2,991
Navient Private Education Loan Trust
2.508% due 12/15/2059 •	2,387	2,389
2.558% due 12/16/2058 •	9,396	9,405
Navient Student Loan Trust
2.566% due 03/25/2067 •	20,000	20,006
Nelnet Student Loan Trust
2.420% due 08/23/2027 •	5,163	5,160
Nissan Auto Receivables Owner Trust
1.790% due 01/17/2022	5,000	4,963
OFSI Fund Ltd.
2.989% due 03/20/2025 •	8,649	8,655
OSCAR U.S. Funding Trust LLC
2.603% due 08/10/2021 •	5,000	5,006
Palmer Square CLO Ltd.
3.185% due 08/15/2026 •	4,500	4,500
Palmer Square Loan Funding Ltd.
2.939% due 04/15/2026 •	9,452	9,441
3.010% due 07/15/2026 •	10,500	10,478
3.273% due 11/15/2026 •(a)	9,900	9,900
Penarth Master Issuer PLC
2.545% due 03/18/2022 •	20,000	19,993
PHEAA Student Loan Trust
3.166% due 11/25/2065 •	6,640	6,732
Residential Asset Securities Corp. Trust
2.666% due 08/25/2035 •	401	402
SLC Student Loan Trust
2.444% due 03/15/2027 •	9,734	9,718
2.454% due 06/15/2029 •	4,176	4,156
2.474% due 05/15/2023 •	880	879
SLM Private Education Loan Trust
4.370% due 04/17/2028	260	261
SLM Student Loan Trust
2.425% due 10/25/2024 •	1,199	1,199
2.425% due 01/26/2026 •	2,691	2,684
2.435% due 01/27/2025 •	1,273	1,273
2.475% due 10/25/2028 •	4,859	4,849
2.505% due 07/25/2023 •	7,862	7,863
2.804% due 12/15/2027 •	2,900	2,912
2.885% due 01/25/2028 •	7,276	7,305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SMB Private Education Loan Trust
2.431% due 09/15/2025 «•	$10,000	$10,000
3.358% due 07/15/2027 •	16,545	16,756
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	2,213	2,187
2.770% due 05/25/2026	1,352	1,340
SoFi Professional Loan Program LLC
2.050% due 01/25/2041	3,481	3,449
3.066% due 07/25/2039 •	1,162	1,168
SoFi Professional Loan Program Trust
3.080% due 01/25/2048	9,873	9,875
3.120% due 02/25/2048	12,500	12,502
Sound Point CLO Ltd.
3.199% due 04/15/2027 •	9,000	8,983
THL Credit Wind River CLO Ltd.
3.789% due 01/15/2026 •	5,000	5,008
Utah State Board of Regents
2.966% due 09/25/2056 •	3,321	3,324
2.966% due 01/25/2057 •	4,278	4,284
Venture CLO Ltd.
3.219% due 04/15/2027 •	6,700	6,668
VOLT LLC
3.250% due 05/25/2047 Ø	3,944	3,932
Voya CLO Ltd.
3.055% due 07/25/2026 •	2,400	2,401
Whitehorse Ltd.
3.496% due 07/17/2026 •	8,178	8,184
World Omni Auto Receivables Trust
1.840% due 01/17/2022	3,300	3,275
Z Capital Credit Partners CLO Ltd.
3.289% due 07/16/2027 •	3,100	3,095

Total Asset-Backed Securities (Cost $401,911)		402,054

SOVEREIGN ISSUES 3.3%
Caisse des Depots et Consignations
2.427% (US0003M + 0.100%) due 09/09/2019 ~	17,000	17,000
Development Bank of Japan, Inc.
1.875% due 10/03/2018	11,000	11,000
2.579% (US0003M + 0.240%) due 01/28/2020 ~	5,000	5,009
2.853% (US0003M + 0.510%) due 11/07/2018 ~	4,000	4,002
Export Development Canada
2.293% (US0003M - 0.040%) due 10/18/2019 ~	6,000	5,999
Export-Import Bank of India
3.875% due 10/02/2019	7,959	7,980
Japan Bank for International Cooperation
2.698% (US0003M + 0.360%) due 11/13/2018 ~	20,050	20,055
2.737% (US0003M + 0.390%) due 07/21/2020 ~	27,100	27,203
2.801% (US0003M + 0.480%) due 06/01/2020 ~	12,800	12,864
2.882% (US0003M + 0.570%) due 02/24/2020 ~	4,000	4,025
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	7,056	7,055
Province of Quebec
2.483% (US0003M + 0.130%) due 09/21/2020 ~	10,000	10,015

Total Sovereign Issues (Cost $132,022)		132,207

SHORT-TERM INSTRUMENTS 10.7%

CERTIFICATES OF DEPOSIT 0.6%
Itau CorpBanca
2.500% due 12/07/2018	5,500	5,501
2.570% due 01/11/2019	5,100	5,100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Bank Corporate Markets PLC
2.866% (US0003M + 0.500%) due 09/24/2020 ~	$11,900	$11,924

		22,525

COMMERCIAL PAPER 9.5%
AT&T, Inc.
3.134% due 05/28/2019	15,200	14,910
Boston Scientific Corp.
2.488% due 10/09/2018	12,900	12,890
Campbell Soup Co.
2.857% due 12/05/2018	4,900	4,877
2.966% due 01/15/2019	1,600	1,587
CNH Industrial Capital LLC
2.716% due 10/23/2018	3,325	3,319
Discovery Communications LLC
2.845% due 10/26/2018	19,300	19,259
Electricite de France S.A.
2.412% due 10/03/2018	33,330	33,319
Enbridge Energy Partners LP
3.090% due 10/11/2018	17,400	17,385
Energy Transfer Partners
2.842% due 10/03/2018	14,600	14,595
Entergy Corp.
2.443% due 11/06/2018	6,750	6,731
2.685% due 10/12/2018	8,240	8,232
Enterprise Products Operating LLC
2.408% due 10/19/2018	27,900	27,860
Ford Motor Credit Co.
2.900% due 02/19/2019	10,750	10,622
3.005% due 01/04/2019	6,000	5,954
Hyundai Capital America
2.443% due 10/04/2018	1,000	1,000
Marriott International
2.525% due 10/15/2018	7,700	7,691
2.568% due 10/26/2018	7,500	7,486
Mondelez International, Inc.
2.328% due 10/02/2018	2,200	2,199
2.515% due 11/14/2018	9,300	9,270
2.515% due 11/15/2018	4,300	4,286
2.515% due 11/16/2018	6,900	6,877
2.525% due 11/21/2018	5,000	4,981
Reckitt Benckister Treasury
2.520% due 12/05/2018	10,000	9,957
2.520% due 12/06/2018	25,000	24,892
2.550% due 12/07/2018	5,000	4,978
Rogers Communications
2.284% due 10/05/2018	5,000	4,998
2.347% due 10/16/2018	35,000	34,957
Royal Caribbean Cruise
2.694% due 10/15/2018	3,500	3,496
2.744% due 10/23/2018	4,400	4,393
2.774% due 10/26/2018	2,100	2,096
Schlumberger Holdings
2.677% due 10/01/2018	3,600	3,599
Spectra Energy Partners LP
2.489% due 10/19/2018	5,000	4,993
Syngenta Wilmington, Inc.
2.961% due 11/20/2018	5,000	4,981
3.084% due 12/06/2018	13,200	13,134
Thomson Reuters Corp.
2.387% due 10/02/2018	3,325	3,324
VW CR, Inc.
2.879% due 12/10/2018	35,000	34,820

		379,948

REPURCHASE AGREEMENTS (b) 0.0%
		131

SHORT-TERM NOTES 0.6%
Harris Corp.
2.786% (US0003M + 0.475%) due 02/27/2019 ~	2,945	2,946

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Holmes Master Issuer PLC
2.508% due 07/15/2019 •	$10,000	$10,003
2.528% due 01/15/2019 •	12,623	12,625

		25,574

Total Short-Term Instruments (Cost $428,166)		428,178

Total Investments in Securities (Cost $3,554,214)		3,555,776

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 12.7%

SHORT-TERM INSTRUMENTS 12.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.7%
PIMCO Short Asset Portfolio	42,389,281	$424,656
PIMCO Short-Term Floating NAV Portfolio III	8,563,488	84,667

Total Short-Term Instruments (Cost $509,027)		509,323

Total Investments in Affiliates (Cost $509,027)		509,323

MARKET VALUE (000S)
Total Investments 101.2% (Cost $4,063,241)	$4,065,099

Financial Derivative Instruments (d) (0.0)% (Cost or Premiums, net $0)	(118)

Other Assets and Liabilities, net (1.2)%	(49,596)

Net Assets 100.0%	$4,015,385

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$131	U.S. Treasury Notes 2.750% due 07/31/2023	$(134)	$131	$131

Total Repurchase Agreements						$(134)	$131	$131

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.450%	09/26/2018	10/01/2018	$(30,171)	$(30,182)
UBS	2.450	09/24/2018	10/01/2018	(43,146)	(43,167)

Total Reverse Repurchase Agreements					$(73,349)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(30,182)	$0	$(30,182)	$31,805	$1,623
FICC	131	0	0	131	(134)	(3)
UBS	0	(43,167)	0	(43,167)	45,387	2,220

Total Borrowings and Other Financing Transactions	$131	$(73,349)	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	45

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(43,167)	$0	$0	$0	$(43,167)
U.S. Government Agencies	(30,182)	0	0	0	(30,182)

Total Borrowings	$(73,349)	$0	$0	$0	$(73,349)

Payable for reverse repurchase agreements					$(73,349)

(c)	Securities with an aggregate market value of $77,191 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(142,638) at a weighted average interest rate of 2.007%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2018	5,315	$ 1,120,053	$(2,294)	$249	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2018	6,708	$ (754,493)	$4,381	$0	$(367)

Total Futures Contracts				$2,087	$249	$(367)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$249	$0	$249	$0	$ (367)	$0	$ (367)

Cash of $5,890 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$249	$249

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$367	$367

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,607	$2,607
Swap Agreements	0	0	0	0	(1)	(1)

	$0	$0	$0	$0	$2,606	$2,606

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,093	$2,093

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,352,533	$0	$1,352,533
Industrials	0	797,568	0	797,568
Utilities	0	192,806	0	192,806
Municipal Bonds & Notes
California	0	11,071	0	11,071
Washington	0	7,078	0	7,078
U.S. Government Agencies	0	195,960	0	195,960
Non-Agency Mortgage-Backed Securities	0	36,321	0	36,321
Asset-Backed Securities	0	392,054	10,000	402,054
Sovereign Issues	0	132,207	0	132,207
Short-Term Instruments
Certificates of Deposit	0	22,525	0	22,525
Commercial Paper	0	379,948	0	379,948
Repurchase Agreements	0	131	0	131
Short-Term Notes	0	25,574	0	25,574

	$0	$3,545,776	$10,000	$3,555,776

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$509,323	$0	$0	$509,323

Total Investments	$509,323	$3,545,776	$10,000	$4,065,099

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$249	$0	$0	$249

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(367)	$0	$0	$(367)

Total Financial Derivative Instruments	$(118)	$0	$0	$(118)

Totals	$509,205	$3,545,776	$10,000	$4,064,981

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	47

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, I-2, I-3, Administrative Class, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory

48	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2018 (Unaudited)

and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Government Money Market Fund	Daily	Monthly
PIMCO Low Duration Fund II	Daily	Monthly
PIMCO Low Duration ESG Fund	Daily	Monthly
PIMCO Short Asset Investment Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2018, the FASB issued ASU 2018-13 which amends ASC 820 to modify the disclosure requirements on fair value measurements. The

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	49

Notes to Financial Statements (Cont.)

ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares, except for PIMCO Government Money Market Fund, are ordinarily valued as of the close of regular trading (“NYSE Close”). PIMCO Government Money Market Fund shares are valued as of 5:30 p.m., Eastern Time (or an earlier time if the Fund closes earlier) on each day the NYSE is open for trading. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

Except for the PIMCO Government Money Market Fund, for the purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

50	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2018 (Unaudited)

The PIMCO Government Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	51

Notes to Financial Statements (Cont.)

or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price. The PIMCO Government Money Market Fund is an exception because this Fund values all holdings at amortized cost.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund (except the PIMCO Government Money Market Fund) may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Low Duration Fund II	$49,762	$637	$0	$0	$80	$50,479	$637	$0
PIMCO Short Asset Investment Fund	0	449,343	(25,000)	17	296	424,656	1,342	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Low Duration Fund II	$65,252	$512	$(52,201)	$8	$19	$13,590	$512	$0
PIMCO Short Asset Investment Fund	189,891	2,647,085	(2,752,400)	107	(16)	84,667	2,185	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements (Cont.)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

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Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral)

subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary

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Notes to Financial Statements (Cont.)

income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

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Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual

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Notes to Financial Statements (Cont.)

terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the

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referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund
Interest Rate	X	X	X	X
Call	X	X	X	X
Credit	X	X	X	X
High Yield	—	—	X	—
Market	X	X	X	X
Issuer	—	X	X	X
Liquidity	—	X	X	X
Derivatives	—	X	X	X
Equity	—	X	X	—
Mortgage-Related and Other Asset-Backed Securities	—	X	X	X
Foreign (Non-U.S.) Investment	—	—	X	X
Emerging Markets	—	—	X	X
Sovereign Debt	—	—	X	—
Currency	—	—	X	—
Leveraging	—	X	X	X
Management	X	X	X	X
Reverse Repurchase Agreements and Other Borrowings	X	—	—	—
Short Exposure	—	X	X	X
Responsible Investing	—	—	X	—

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Notes to Financial Statements (Cont.)

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

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Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Reverse Repurchase Agreements and Other Borrowings Risk  is the risk that reverse repurchase agreements or other borrowings may increase a Fund’s overall investment exposure and that the related transaction costs may detract from Fund performance.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Responsible Investing Risk  is the risk that, because a Fund’s responsible investment strategy may select or exclude securities of certain issuers for reasons other than performance, the Fund may underperform funds that do not utilize a responsible investment strategy. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by PIMCO or any judgment exercised by PIMCO will reflect the beliefs or values of any particular investor.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	61

Notes to Financial Statements (Cont.)

forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”)

govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class M	I-2	I-3		Administrative Class	Class A	Class C
PIMCO Government Money Market Fund	0.12%		0.06%	0.06%	0.16%	N/A		0.06%	0.21%	0.21%
PIMCO Low Duration Fund II	0.25%		0.25%	N/A	N/A	N/A		0.25%	N/A	N/A
PIMCO Low Duration ESG Fund	0.25%		0.25%	N/A	0.35%	0.45%	*(2)	0.25%	N/A	N/A
PIMCO Short Asset Investment Fund	0.20%	(1)	0.14%	0.14%	0.24%	0.34%	(2)	0.14%	0.24%	N/A

*	This particular share class has been registered with the SEC, but has not yet launched
(1)

PIMCO has contractually agreed, effective August 1, 2018 through July 31, 2019, to waive its Investment Advisory Fee by 0.03% of the average daily net assets of the Fund. Prior to August 1, 2018, PIMCO contractually agreed to reduce its Investment Advisory Fee by 0.07% of the average daily net assets of the Fund.

(2)	PIMCO has contractually agreed, through July 31, 2019, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

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(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares of the Funds (except for the PIMCO Government Money Market Fund), and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares of the Funds (except for the PIMCO Government Money Market Fund) (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares of the Funds (except for the PIMCO Government Money Market Fund).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
PIMCO Government Money Market Fund	—	0.10%	(1)
All Other Funds	—	0.25%
Class C
PIMCO Government Money Market Fund	—	0.10%	(1)
All Other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
PIMCO Government Money Market Fund	0.10%(1)
All Other Funds	0.25%

(1)

With respect to the PIMCO Government Money Market Fund only, the Trust has suspended payment of distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2018, the Distributor retained $3,453,163 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	63

Notes to Financial Statements (Cont.)

pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2019, to reduce its Investment Advisory Fee for the PIMCO Short Asset Investment Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Under certain conditions, PIMCO may be reimbursed for amounts waived pursuant to the Expense Limitation Agreement and Investment Advisory Fee Waiver in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO (from the Investment Advisory Fee Waiver Agreement and Expense Limitation Agreement combined) at September 30, 2018, were as follows (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total
PIMCO Short Asset Investment Fund	$735	$1,441	$1,712	$3,888

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for I-3 shares of the PIMCO Low Duration ESG Fund and PIMCO Short Asset Investment Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

The waiver for the PIMCO Short Asset Investment Fund is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2018, the amount waived was $906,529.

To maintain certain net yields for the PIMCO Government Money Market Fund, PIMCO and the Trust’s Distributor have entered into the Fee and Expense Limitation Agreement. Pursuant to the Fee and Expense Limitation Agreement, PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the PIMCO Government Money Market Fund’s Supervisory and Administrative Fee, any service fees applicable to a class of such Fund, or to the extent necessary, the Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the PIMCO Government Money Market Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustee Fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Fund will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Fund will maintain a positive net yield. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at September 30, 2018, were as follows (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total
PIMCO Government Money Market Fund	$30	$5	$1	$36

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2018, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Low Duration Fund II	$7,096	$0
PIMCO Low Duration ESG Fund	8,375	3,134
PIMCO Short Asset Investment Fund	184,650	184,611

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust

(including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Low Duration Fund II	$1,099,858	$996,222	$62,372	$21,785
PIMCO Low Duration ESG Fund	661,652	606,333	40,219	16,713
PIMCO Short Asset Investment Fund	1,464,895	1,536,790	962,770	273,169

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Government Money Market Fund				PIMCO Low Duration Fund II
	Six Months Ended 09/30/2018		Year Ended 03/31/2018		Six Months Ended 09/30/2018		Year Ended 03/31/2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	292,695	$292,695	576,963	$576,963	2,570	$24,808	12,780	$124,440
Class M	3,250,669	3,250,669	6,560,553	6,560,553	0	0	0	0
I-2	2,828	2,828	17,148	17,148	0	0	0	0
I-3	0	0	0	0	0	0	0	0
Administrative Class	472,565	472,565	870,448	870,448	1	18	2	14
Class D	0	0	0	0	0	0	0	0
Class A	197,268	197,268	150,045	150,045	0	0	0	0
Class C	16,259	16,259	21,144	21,144	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	1,116	1,116	996	996	380	3,668	507	4,942
Class M	2,244	2,244	2,336	2,336	0	0	0	0
I-2	50	50	41	41	0	0	0	0
I-3	0	0	0	0	0	0	0	0
Administrative Class	839	839	1,020	1,020	9	86	12	117
Class D	0	0	0	0	0	0	0	0
Class A	1,352	1,352	1,070	1,070	0	0	0	0
Class C	265	265	280	280	0	0	0	0
Cost of shares redeemed
Institutional Class	(302,834)	(302,834)	(484,098)	(484,098)	(3,275)	(31,611)	(8,471)	(82,504)
Class M	(3,442,949)	(3,442,949)	(6,704,043)	(6,704,043)	0	0	0	0
I-2	(8,150)	(8,150)	(7,630)	(7,630)	0	0	0	0
I-3	0	0	0	0	0	0	0	0
Administrative Class	(502,253)	(502,253)	(852,442)	(852,442)	(2)	(23)	(5)	(44)
Class D	0	0	0	0	0	0	0	0
Class A	(125,221)	(125,221)	(145,520)	(145,520)	0	0	0	0
Class C	(13,719)	(13,719)	(44,118)	(44,118)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(156,976)	$(156,976)	(35,807)	$(35,807)	(317)	$(3,054)	4,825	$46,965

66	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2018 (Unaudited)

PIMCO Low Duration ESG Fund				PIMCO Short Asset Investment Fund
Six Months Ended 09/30/2018		Year Ended 03/31/2018		Six Months Ended 09/30/2018		Year Ended 03/31/2018
Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount

3,272	$30,861	11,931	$113,540	197,781	$1,987,734	288,109		$2,897,202
0	0	0	0	498	5,000	1		7
1,568	14,792	1,970	18,748	17,275	173,593	22,055		221,746
0	0	0	0	100	999	0		0
7	71	213	2,026	99,409	998,898	205,572		2,067,452
0	0	0	0	0	0	2,883		29,018
0	0	0	0	27,905	280,470	55,765	(b)	560,720	(b)
0	0	0	0	0	0	0		0

132	1,247	140	1,330	2,771	27,843	2,666		26,803
0	0	0	0	4	40	0		0
34	322	29	277	262	2,636	301		3,022
0	0	0	0	0	4	0		0
1	14	3	27	69	698	153		1,540
0	0	0	0	0	0	46		460
0	0	0	0	406	4,082	463		4,650
0	0	0	0	0	0	0		0

(1,696)	(16,002)	(9,376)	(88,823)	(121,804)	(1,223,730)	(157,194)		(1,580,965)
0	0	0	0	0	0	(1)		(7)
(812)	(7,662)	(1,712)	(16,252)	(8,686)	(87,283)	(13,844)		(139,206)
0	0	0	0	(5)	(50)	0		0
(84)	(796)	(489)	(4,643)	(96,027)	(965,084)	(238,063)		(2,394,144)
0	0	0	0	0	0	(5,293	)(b)	(53,183	)(b)
0	0	0	0	(18,651)	(187,432)	(33,004)		(331,946)
0	0	0	0	0	0	0		0
2,422	$22,847	2,709	$26,230	101,307	$1,018,418	130,615		$1,313,169

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	See Note 15, Reorganization, in the Notes to Financial Statements.
(b)	On March 23, 2018, 3,230 Class D shares in the amount of $32,429 converted into Class A shares of the Fund.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended September 30, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO Government Money Market Fund	1	0	12%	0%
PIMCO Low Duration Fund II	1	0	13%	0%

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	67

Notes to Financial Statements (Cont.)

September 30, 2018 (Unaudited)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Government Money Market Fund	$23	$0
PIMCO Low Duration Fund II	8,035	4,820
PIMCO Low Duration ESG Fund	1,798	2,671
PIMCO Short Asset Investment Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO Government Money Market Fund	$738,833	$0	$0	$0
PIMCO Low Duration Fund II	482,630	2,394	(3,604)	(1,210)
PIMCO Low Duration ESG Fund	295,092	2,772	(4,463)	(1,691)
PIMCO Short Asset Investment Fund	4,063,437	7,482	(3,733)	3,749

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS

On August 20, 2018, the Board approved the liquidation of Administrative Class shares of the PIMCO Low Duration ESG Fund. The liquidation of Administrative Class shares occurred on October 31, 2018.

There were no other subsequent events identified that require recognition or disclosure.

68	PIMCO SHORT DURATION STRATEGY FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BOA	Bank of America N.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	TDM	TD Securities (USA) LLC
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	TOR	Toronto Dominion Bank
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
CAD	Canadian Dollar	GBP	British Pound	SEK	Swedish Krona
DKK	Danish Krone	INR	Indian Rupee	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	MCDX	Municipal Bond Credit Derivative Index	US0001M	1 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	SOFRRATE	Secured Overnight Financing Rate	US0003M	3 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor
BTP	Buoni del Tesoro Poliennali	FDIC	Federal Deposit Insurance Corp.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	69

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 20-21, 2018, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2019. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2019. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2019.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received information on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2018 meeting. The Independent Trustees also conducted several in-person meetings with counsel to the Trust and the Independent Trustees, including one on July 18, 2018, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements, the Board received comparative information on the performance and the fees and expenses of other peer group funds and share classes. The Board also requested and received supplemental information regarding, among other information: business strategy with regard to certain funds, fund performance, the expense structure of certain funds and competitive comparisons of the total expense ratios of certain funds and classes, and historical changes to advisory and supervisory and administrative fees and related information.

70	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2017, including, but not limited to upgrading the global network and infrastructure to support trading and risk management systems; enhancing and continuing to expand capabilities within the pre-trade compliance platform; enhancing flexible client reporting capabilities to support increased differentiation within local markets; developing new application and database frameworks to support new trading strategies; expanding proprietary applications suites to enrich capabilities across Compliance, Analytics, Risk Management, Client Reporting, Attribution and Customer Relationship management; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program and global business continuity functions; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; engaging a third party service provider to implement the SEC reporting modernization regime; expanding the Fund Treasurer’s Office; enhancing a proprietary application to provide portfolio managers with more timely and high quality income reporting; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; upgrading a proprietary application to allow shareholder subscription and redemption data to pass to portfolio managers more quickly and efficiently; and continuing to expand the pricing portal and the proprietary performance reconciliation tool. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	71

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 and other performance data, as available, over short- and long-term periods ended June 30, 2018 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 20-21, 2018 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of March 31, 2018, 75%, 71% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of June 30, 2018, 91%, 87% and 93% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net of fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

72	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than

PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Broadridge. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	73

Approval of Investment Advisory Contract and Other Agreements (Cont.)

remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Broadridge, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Strategic Bond Fund by 15 basis points and waive the Fund’s supervisory and administrative fee by five basis points for each share class of the Fund for an initial term from October 1, 2018 through July 31, 2021. The Board considered that the purpose of the proposal is to reflect recent changes to the Fund’s strategy and realign its position.

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the PIMCO Strategic Bond Fund after the proposals to decrease its fees, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year under both the adjusted asset profitability method (formerly known as the “difficulty factor” method) and the profit and loss method, which were each utilized to calculate profitability. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to PIMCO’s relationship with the Funds were within the ranges of publicly traded fund companies reported by Broadridge and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics, senior management supervision, governance and oversight of those services, and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a

74	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	75

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4007SAR_093018

PIMCO Funds

Semiannual

Report

September 30, 2018

StocksPLUS® Funds

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		13
Benchmark Descriptions		15
Financial Highlights		16
Statements of Assets and Liabilities		24
Statements of Operations		26
Statements of Changes in Net Assets		27
Statement of Cash Flows		29
Notes to Financial Statements		114
Glossary		138
Approval of Investment Advisory Contract and Other Agreements		139

Fund	Fund Summary	Schedule of Investments

PIMCO StocksPLUS® Fund	6	30
PIMCO StocksPLUS® Absolute Return Fund	7	41
PIMCO StocksPLUS® International Fund (Unhedged)	8	53
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	9	65
PIMCO StocksPLUS® Long Duration Fund	10	78
PIMCO StocksPLUS® Short Fund	11	90
PIMCO StocksPLUS® Small Fund	12	102

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following this letter is the PIMCO Funds Semiannual Report which covers the six-month reporting period ended September 30, 2018. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the first quarter of 2018. During the second quarter of 2018 GDP growth rose to an annual pace of 4.2%, representing the strongest pace since the third quarter of 2014. The Commerce Department’s initial reading — released after the end of the reporting period — showed that third-quarter 2018 GDP grew at an annual pace of 3.5%.

The Federal Reserve (the “Fed”) continued to normalize monetary policy during the reporting period. In June 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. At its September 2018 meeting, the Fed again increased rates to a range between 2.00% and 2.25%. In addition to increasing the federal funds rate, the Fed continued to reduce its balance sheet during the reporting period.

Economic activity outside the U.S. initially accelerated during the reporting period, but moderated somewhat as the reporting period progressed. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. The Bank of England raised rates at its meeting in August 2018 and the Bank of Canada raised rates once during the reporting period. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, and that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period as short-term rates moved up more than their longer-term counterparts. In our view, the increase in rates at the short end of the yield curve was mostly due to Fed interest rate increases. The yield on the benchmark 10-year U.S. Treasury note was 3.05% at the end of the reporting period, up from 2.74% on March 31, 2018.

U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -0.49% during the reporting period. Meanwhile the Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned -0.14% during the reporting period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 3.46% during the reporting period, whereas emerging market external debt, as represented by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, returned -1.71% during the reporting period. Emerging market local bonds, as represented by the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.06% during the reporting period. The emerging market debt asset class was negatively impacted by signs of moderating growth in China, the strengthening U.S. dollar and headline issues in countries such as Argentina and Turkey. Emerging market local currencies were hit especially hard, many of which significantly depreciated versus the U.S. dollar during the reporting period.

Global equities produced mixed results during the reporting period, while U.S. equities rallied sharply. We believe this rally was driven by a number of factors, including optimism surrounding the December 2017 tax reform bill and corporate profits that often exceeded expectations. All told, U.S. equities, as represented by the S&P 500 Index, returned 11.41% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned -8.97% during the reporting period, whereas global equities, as represented by the MSCI World Index, returned 6.80%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned 8.81% during the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned 5.37%.

2	PIMCO STOCKSPLUS® FUNDS

Commodity prices fluctuated and generated mixed results during the reporting period. When the reporting period began crude oil was approximately $65 a barrel, but by the end of the reporting period crude oil was roughly $73 a barrel. This ascent was driven in part by planned and observed production cuts by the Organization of Petroleum Exporting Countries (OPEC) and the collapse in Venezuelan oil production. Elsewhere, gold and copper prices moved lower during the reporting period.

Finally, during the reporting period the foreign exchange markets experienced periods of volatility, due in part to signs of decoupling economic growth and central bank policies, along with a number of geopolitical events. The U.S. dollar strengthened against other major currencies during the reporting period. For example, the U.S. dollar returned 6.20%, 7.63% and 6.83% versus the euro, British pound and Japanese yen, respectively, during the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s decision to leave the European Union may impact Fund returns. This decision may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares , if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

4	PIMCO STOCKSPLUS® FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2*	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO StocksPLUS® Fund	05/13/93	05/13/93	04/30/08	04/27/18	01/07/97	01/20/97	01/20/97	12/31/02	Diversified
PIMCO StocksPLUS® Absolute Return Fund	06/28/02	06/28/02	04/30/08	04/27/18	—	07/31/03	07/31/03	—	Diversified
PIMCO StocksPLUS® International Fund (Unhedged)	11/30/06	11/30/06	04/30/08	04/27/18	—	11/30/06	11/30/06	—	Diversified
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10/30/03	10/30/03	03/09/12	04/27/18	—	10/30/03	10/30/03	—	Diversified
PIMCO StocksPLUS® Long Duration Fund	08/31/07	08/31/07	—	—	—	—	—	—	Diversified
PIMCO StocksPLUS® Short Fund	07/23/03	07/23/03	01/29/10	04/27/18	—	07/31/06	07/31/06	—	Diversified
PIMCO StocksPLUS® Small Fund	03/31/06	03/31/06	04/30/08	04/27/18	06/30/14	07/31/06	07/31/06	—	Diversified

* Effective April 27, 2018, the name of Class P for all Funds of the Trust that offer such class was changed to I-2.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

Advisers Act of 1940, as amended. The Proxy Policy has been adopted by The Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC has adopted a rule that, beginning in 2021, generally will allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO currently is evaluating how to make the electronic delivery option available to shareholders in the future.

The SEC adopted amendments to certain disclosure requirements relating to open-end investment companies’ liquidity risk management programs. Effective December 1, 2019, large fund complexes will be required to include in their shareholder reports a discussion of their liquidity risk management programs’ operations over the past year.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	5

PIMCO StocksPLUS® Fund

Institutional Class - PSTKX	Class A - PSPAX
I-2 - PSKPX	Class C - PSPCX
I-3 - PSTNX	Class R - PSPRX
Administrative Class - PPLAX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Short-Term Instruments‡	36.6%
Corporate Bonds & Notes	29.1%
U.S. Government Agencies	14.3%
Asset-Backed Securities	8.8%
U.S. Treasury Obligations	6.1%
Sovereign Issues	2.3%
Non-Agency Mortgage-Backed Securities	2.2%
Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Institutional Class	11.34%	17.54%	13.93%	13.45%	10.33%
PIMCO StocksPLUS® Fund I-2	11.32%	17.39%	13.81%	13.34%	10.30%
PIMCO StocksPLUS® Fund I-3	11.21%	17.31%	13.75%	13.28%	10.24%
PIMCO StocksPLUS® Fund Administrative Class	11.22%	17.33%	13.65%	13.23%	10.04%
PIMCO StocksPLUS® Fund Class A	11.06%	17.06%	13.47%	13.01%	9.87%
PIMCO StocksPLUS® Fund Class A (adjusted)	6.90%	12.67%	12.60%	12.66%	9.73%
PIMCO StocksPLUS® Fund Class C	10.82%	16.51%	12.89%	12.45%	9.32%
PIMCO StocksPLUS® Fund Class C (adjusted)	9.82%	15.51%	12.89%	12.45%	9.32%
PIMCO StocksPLUS® Fund Class R	11.01%	16.80%	13.19%	12.75%	9.63%
S&P 500 Index	11.41%	17.91%	13.95%	11.97%	9.89%
Lipper Large-Cap Core Funds Average	9.95%	15.66%	12.10%	10.80%	9.23%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 04/30/1993.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.57% for the Institutional Class shares, 0.67% for I-2 shares, 0.77% for I-3 shares, 0.82% for Administrative Class shares, 0.97% for Class A shares, 1.47% for Class C shares, and 1.22% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”) by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute returns, as the S&P 500 Index returned 11.41%.

»	The Fund’s bond alpha strategy added to returns. Highlights about the drivers of performance include the following:

»	U.S. interest rate strategies contributed to performance, driven by short exposure to long-dated bonds where yields increased.

»	Holdings of investment grade corporate bonds within the financials and industrials sectors contributed to returns, as spread narrowed.

»	Exposure to U.S. TIPS breakeven inflation securities contributed to returns, as inflation expectations increased.

»	Holdings of non-agency MBS contributed to returns, as the values of these bonds increased.

»	Emerging market currency strategies detracted from returns, driven by the long U.S. dollar against the Argentine peso, the Russian ruble, and the Turkish lira.

6	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Absolute Return Fund

Institutional Class - PSPTX	Class A - PTOAX
I-2 - PTOPX	Class C - PSOCX
I-3 - PSPNX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Short-Term Instruments‡	50.9%
U.S. Treasury Obligations	15.1%
U.S. Government Agencies	13.5%
Asset-Backed Securities	7.8%
Corporate Bonds & Notes	7.6%
Non-Agency Mortgage-Backed Securities	2.7%
Sovereign Issues	2.0%
Other	0.4%

†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Absolute Return Fund Institutional Class	11.21%	17.72%	14.24%	15.18%	10.99%
PIMCO StocksPLUS® Absolute Return Fund I-2	11.20%	17.54%	14.11%	15.06%	10.91%
PIMCO StocksPLUS® Absolute Return Fund I-3	11.17%	17.60%	14.08%	15.01%	10.86%
PIMCO StocksPLUS® Absolute Return Fund Class A	11.02%	17.21%	13.79%	14.72%	10.56%
PIMCO StocksPLUS® Absolute Return Fund Class A (adjusted)	6.85%	12.81%	12.92%	14.28%	10.30%
PIMCO StocksPLUS® Absolute Return Fund Class C	10.62%	16.36%	12.93%	13.87%	9.73%
PIMCO StocksPLUS® Absolute Return Fund Class C (adjusted)	9.62%	15.38%	12.93%	13.87%	9.73%
S&P 500 Index	11.41%	17.91%	13.95%	11.97%	9.06%
Lipper Large-Cap Core Funds Average	9.95%	15.66%	12.10%	10.80%	8.24%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.71% for the Institutional Class shares, 0.81% for I-2 shares, 0.91% for I-3 shares, 1.11% for Class A shares, and 1.86% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Absolute Return Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”) by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute returns, as the S&P 500 Index returned 11.41%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	European duration strategies contributed to performance, driven by short exposure to the U.K. and short exposure to long-dated European rates where yields increased.

»	Exposure to U.S. TIPS breakeven inflation securities contributed to returns, as inflation expectations increased.

»	Holdings of non-agency mortgage-backed securities (“MBS”) contributed to returns, as the values of these bonds increased.

»	Developed market currency strategies contributed to return, driven by long U.S. dollar against the British pound and euro.

»	Emerging market currency strategies detracted from return, driven by long U.S. dollar against the Argentine peso, Russian ruble and Turkish lira.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	7

PIMCO StocksPLUS® International Fund (Unhedged)

Institutional Class - PSKIX	Class A - PPUAX
I-2 - PPLPX	Class C - PPUCX
I-3 - PSKNX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Short-Term Instruments‡	31.8%
U.S. Treasury Obligations	29.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.5%
Corporate Bonds & Notes	7.7%
Non-Agency Mortgage-Backed Securities	4.0%
Sovereign Issues	2.4%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/30/06)
PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class	0.21%	2.55%	4.75%	8.58%	5.18%
PIMCO StocksPLUS® International Fund (Unhedged) I-2	0.17%	2.47%	4.65%	8.50%	5.10%
PIMCO StocksPLUS® International Fund (Unhedged) I-3	0.19%	2.45%	4.60%	8.42%	5.02%
PIMCO StocksPLUS® International Fund (Unhedged) Class A	0.02%	2.09%	4.33%	8.15%	4.75%
PIMCO StocksPLUS® International Fund (Unhedged) Class A (adjusted)	(3.78)%	(1.70)%	3.52%	7.74%	4.41%
PIMCO StocksPLUS® International Fund (Unhedged) Class C	(0.30)%	1.39%	3.55%	7.34%	3.97%
PIMCO StocksPLUS® International Fund (Unhedged) Class C (adjusted)	(1.27)%	0.44%	3.55%	7.34%	3.97%
MSCI EAFE Index	0.10%	2.74%	4.42%	5.38%	2.69%
Lipper International Multi-Cap Core Funds Average	(1.66)%	1.14%	4.09%	5.09%	2.38%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.72% for the Institutional Class shares, 0.82% for I-2 shares, 0.92% for I-3 shares, 1.12% for Class A shares, and 1.87% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® International Fund (Unhedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE contributed to absolute returns, as the index returned 0.27%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	European duration strategies contributed to performance, driven by short exposure to the U.K. and short exposure to long-dated European rates where yields increased.

»	Exposure to U.S. TIPS breakeven inflation securities contributed to returns, as inflation expectations increased.

»	Holdings of non-agency mortgage-backed securities (“MBS”) contributed to returns, as the values of these bonds increased.

»	Developed market currency strategies contributed to return, driven by long U.S. dollar against the British pound and euro.

»	Emerging market currency strategies detracted from return, driven by long U.S. dollar against the Argentine peso, Russian ruble and Turkish lira.

8	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Institutional Class - PISIX	Class A - PIPAX
I-2 - PIUHX	Class C - PIPCX
I-3 - PISNX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

U.S. Treasury Obligations	42.0%
Short-Term Instruments‡	21.0%
U.S. Government Agencies	14.1%
Asset-Backed Securities	10.6%
Corporate Bonds & Notes	6.5%
Non-Agency Mortgage-Backed Securities	3.6%
Sovereign Issues	1.7%
Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class	7.54%	7.45%	8.74%	11.18%	9.47%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2	7.44%	7.19%	8.63%	11.07%	9.40%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3	7.40%	7.23%	8.57%	11.01%	9.34%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A	7.22%	6.87%	8.28%	10.75%	9.02%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A (adjusted)	3.20%	2.87%	7.46%	10.13%	8.61%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C	6.96%	6.24%	7.50%	9.92%	8.23%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C (adjusted)	5.96%	5.24%	7.50%	9.92%	8.23%
MSCI EAFE Net Dividend Hedged USD Index	6.97%	7.09%	8.53%	7.36%	7.12%
Lipper International Multi-Cap Core Funds Average	(1.66)%	1.14%	4.09%	5.09%	5.94%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.84% for the Institutional Class shares, 0.94% for I-2 shares, 1.04% for I-3 shares, 1.24% for Class A shares, and 1.99% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE (USD-hedged) contributed to absolute returns, as the index returned 7.16%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	European duration strategies contributed to performance, driven by short exposure to the U.K. and short exposure to long-dated European rates where yields increased.

»	Exposure to U.S. TIPS breakeven inflation securities contributed to returns, as inflation expectations increased.

»	Holdings of Non-agency mortgage-backed securities (“MBS”) contributed to returns, as the values of these bonds increased.

»	Developed market currency strategies contributed to return, driven by long U.S. dollar against the British pound and euro.

»	Emerging market currency strategies detracted from return, driven by long U.S. dollar against the Argentine peso, Russian ruble and Turkish lira.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	9

PIMCO StocksPLUS® Long Duration Fund

Institutional Class - PSLDX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Corporate Bonds & Notes	44.5%
U.S. Treasury Obligations	26.4%
U.S. Government Agencies	12.3%
Short-Term Instruments‡	4.9%
Asset-Backed Securities	4.1%
Non-Agency Mortgage-Backed Securities	3.0%
Municipal Bonds & Notes	2.0%
Sovereign Issues	1.7%
Loan Participations and Assignments	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	8.24%	12.51%	18.69%	18.99%	14.46%
S&P 500 Index	11.41%	17.91%	13.95%	11.97%	8.64%
S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index — 3 Month LIBOR	8.10%	12.61%	19.23%	19.22%	14.52%
Lipper Specialty Diversified Equity Funds Average	3.22%	5.63%	(3.62)%	(4.85)%	(4.29)%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end was 0.85% for the Institutional Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Long Duration Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies contributed to performance, particularly underweight exposure to long-term interest rates, as rates rose.

»	Underweight exposure to investment grade corporates contributed to performance, as spreads widened. Security selection partially offset this contribution, as select issues underperformed.

»	An out-of-benchmark allocation to high yield corporates contributed to performance, as total return for these securities was positive.

»	Agency mortgage-backed securities (“MBS”) and non-agency MBS contributed to performance, as total returns for those securities were positive.

»	Security selection within agency debentures contributed to performance, as selected issues outperformed.

»	Short exposure to the euro contributed to performance, as the currency depreciated against the U.S. dollar.

»	Long exposure to the Argentinian peso and Turkish lira detracted from performance, as those currencies depreciated against the U.S. dollar.

10	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Short Fund

Institutional Class - PSTIX	Class A - PSSAX
I-2 - PSPLX	Class C - PSSCX
I-3 - PSNNX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Short-Term Instruments‡	32.0%
U.S. Treasury Obligations	22.5%
U.S. Government Agencies	18.1%
Asset-Backed Securities	10.1%
Corporate Bonds & Notes	7.9%
Non-Agency Mortgage-Backed Securities	5.0%
Sovereign Issues	3.6%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® Short Fund Institutional Class	(8.57)%	(12.79)%	(10.95)%	(8.64)%	(4.65)%
PIMCO StocksPLUS® Short Fund I-2	(8.61)%	(12.97)%	(11.06)%	(8.74)%	(4.74)%
PIMCO StocksPLUS® Short Fund I-3	(8.67)%	(12.95)%	(11.09)%	(8.78)%	(4.76)%
PIMCO StocksPLUS® Short Fund Class A	(8.66)%	(13.08)%	(11.27)%	(9.03)%	(5.04)%
PIMCO StocksPLUS® Short Fund Class A (adjusted)	(12.09)%	(16.37)%	(11.92)%	(9.38)%	(5.28)%
PIMCO StocksPLUS® Short Fund Class C	(9.04)%	(13.75)%	(11.93)%	(9.70)%	(5.76)%
PIMCO StocksPLUS® Short Fund Class C (adjusted)	(9.95)%	(14.62)%	(11.93)%	(9.70)%	(5.76)%
S&P 500 Index	11.41%	17.91%	13.95%	11.97%	9.60%
Inverse of S&P 500 Index	(10.52)%	(16.03)%	(13.16)%	(12.62)%	(10.39)%
Lipper Dedicated Short-Bias Fund Average	(9.28)%	(18.89)%	(21.22)%	(24.62)%	(17.43)% ♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 07/31/2003.

The performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.66% for the Institutional Class shares, 0.76% for I-2 shares, 0.86% for I-3 shares, 1.06% for Class A shares, and 1.81% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Short Fund seeks total return through the implementation of short investment positions on the S&P 500 Index (“S&P 500”) by investing primarily in short positions with respect to the S&P 500 or specific S&P 500 securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the S&P 500 on a daily basis, subject to certain limitations. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute returns as the S&P 500 Index returned 11.41%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	European duration strategies contributed to performance, driven by short exposure to the U.K. and short exposure to long-dated European rates where yields increased.

»	Exposure to U.S. TIPS breakeven inflation securities contributed to returns, as inflation expectations increased.

»	Holdings of non-agency mortgage-backed securities (“MBS”) contributed to returns, as the values of these bonds increased.

»	Developed market currency strategies added to return, driven by long U.S. dollar against the British pound and euro.

»	Emerging market currency strategies detracted from return, driven by long U.S. dollar against the Argentine peso, Russian ruble and Turkish lira.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	11

PIMCO StocksPLUS® Small Fund

Institutional Class - PSCSX	Administrative Class - PCKTX
I-2 - PCKPX	Class A - PCKAX
I-3 - PSNSX	Class C - PCKCX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Short-Term Instruments‡	45.1%
U.S. Treasury Obligations	19.4%
U.S. Government Agencies	14.3%
Asset-Backed Securities	7.4%
Corporate Bonds & Notes	6.3%
Non-Agency Mortgage-Backed Securities	5.0%
Sovereign Issues	1.8%
Other	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/06)
PIMCO StocksPLUS® Small Fund Institutional Class	11.76%	15.20%	12.19%	15.48%	11.80%
PIMCO StocksPLUS® Small Fund I-2	11.71%	15.12%	12.09%	15.35%	11.68%
PIMCO StocksPLUS® Small Fund I-3	11.66%	15.01%	12.02%	15.31%	11.64%
PIMCO StocksPLUS® Small Fund Administrative Class	11.54%	14.92%	11.93%	15.20%	11.53%
PIMCO StocksPLUS® Small Fund Class A	11.43%	14.72%	11.74%	15.04%	11.39%
PIMCO StocksPLUS® Small Fund Class A (adjusted)	7.26%	10.42%	10.89%	14.60%	11.05%
PIMCO StocksPLUS® Small Fund Class C	11.00%	13.92%	10.90%	14.17%	10.53%
PIMCO StocksPLUS® Small Fund Class C (adjusted)	10.00%	12.92%	10.90%	14.17%	10.53%
Russell 2000 Index	11.61%	15.24%	11.07%	11.11%	8.03%
Lipper Small-Cap Core Funds Average	9.16%	11.97%	9.81%	10.73%	7.58%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.79% for the Institutional Class shares, 0.89% for I-2 shares, 0.99% for I-3 shares, 1.04% for Administrative Class shares, 1.19% for Class A shares, and 1.94% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Small Fund seeks total return which exceeds that of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index contributed to absolute returns, as it returned 11.61%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	European duration strategies contributed to performance, driven by short exposure to the U.K. and short exposure to long-dated European rates where yields increased.

»	Exposure to U.S. TIPS breakeven inflation securities contributed to returns, as inflation expectations increased.

»	Holdings of Non-agency mortgage-backed securities (“MBS”) contributed to returns, as the values of these bonds increased.

»	Developed market currency strategies contributed to return, driven by long U.S. dollar against the British pound and euro.

»	Emerging market currency strategies detracted from return, driven by long U.S. dollar against the Argentine peso, Russian ruble and Turkish lira.

12	PIMCO STOCKSPLUS® FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2018 to September 30, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO StocksPLUS® Fund
Institutional Class	$1,000.00	$1,113.40	$3.27	$1,000.00	$1,021.84	$3.13	0.62%
I-2	1,000.00	1,113.20	3.79	1,000.00	1,021.34	3.63	0.72
I-3(a)	1,000.00	1,098.50	3.41	1,000.00	1,017.85	3.28	0.77
Administrative Class	1,000.00	1,112.20	4.58	1,000.00	1,020.59	4.38	0.87
Class A	1,000.00	1,110.60	5.37	1,000.00	1,019.85	5.14	1.02
Class C	1,000.00	1,108.20	7.99	1,000.00	1,017.35	7.64	1.52
Class R	1,000.00	1,110.10	6.68	1,000.00	1,018.60	6.39	1.27
PIMCO StocksPLUS® Absolute Return Fund
Institutional Class	$1,000.00	$1,112.10	$3.95	$1,000.00	$1,021.19	$3.78	0.75%
I-2	1,000.00	1,112.00	4.48	1,000.00	1,020.69	4.28	0.85
I-3(a)	1,000.00	1,096.40	3.98	1,000.00	1,017.30	3.83	0.90
Class A	1,000.00	1,110.20	6.05	1,000.00	1,019.20	5.79	1.15
Class C	1,000.00	1,106.20	9.98	1,000.00	1,015.46	9.55	1.90
PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class	$1,000.00	$1,002.10	$3.49	$1,000.00	$1,021.44	$3.53	0.70%
I-2	1,000.00	1,001.70	3.99	1,000.00	1,020.94	4.03	0.80
I-3(a)	1,000.00	976.00	3.54	1,000.00	1,017.51	3.62	0.85
Class A	1,000.00	1,000.20	5.49	1,000.00	1,019.45	5.54	1.10
Class C	1,000.00	997.00	9.21	1,000.00	1,015.71	9.30	1.85

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	13

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,075.40	$4.40	$1,000.00	$1,020.69	$4.28	0.85%
I-2	1,000.00	1,074.40	4.91	1,000.00	1,020.19	4.78	0.95
I-3(a)	1,000.00	1,026.20	4.27	1,000.00	1,016.88	4.25	1.00
Class A	1,000.00	1,072.20	6.46	1,000.00	1,018.70	6.29	1.25
Class C	1,000.00	1,069.60	10.32	1,000.00	1,014.96	10.05	2.00
PIMCO StocksPLUS® Long Duration Fund
Institutional Class	$1,000.00	$1,082.40	$5.92	$1,000.00	$1,019.25	$5.74	1.14%
PIMCO StocksPLUS® Short Fund
Institutional Class	$1,000.00	$914.30	$3.29	$1,000.00	$1,021.49	$3.48	0.69%
I-2	1,000.00	913.90	3.77	1,000.00	1,020.99	3.98	0.79
I-3(a)	1,000.00	922.10	3.41	1,000.00	1,017.55	3.58	0.84
Class A	1,000.00	913.40	5.20	1,000.00	1,019.50	5.49	1.09
Class C	1,000.00	909.60	8.76	1,000.00	1,015.76	9.25	1.84
PIMCO StocksPLUS® Small Fund
Institutional Class	$1,000.00	$1,117.60	$4.59	$1,000.00	$1,020.59	$4.38	0.87%
I-2	1,000.00	1,117.10	5.12	1,000.00	1,020.09	4.89	0.97
I-3(a)	1,000.00	1,093.80	4.51	1,000.00	1,016.79	4.34	1.02
Administrative Class	1,000.00	1,115.40	5.91	1,000.00	1,019.35	5.64	1.12
Class A	1,000.00	1,114.30	6.69	1,000.00	1,018.60	6.39	1.27
Class C	1,000.00	1,110.00	10.63	1,000.00	1,014.86	10.15	2.02

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/27/18 for Actual expenses. Expenses paid in the Actual expenses section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 154/365 for the I-3 shares of the PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Short Fund, and PIMCO StocksPLUS® Small Fund (to reflect the period since the inception date of 4/27/18). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

14	PIMCO STOCKSPLUS® FUNDS

Benchmark Descriptions

Index*	Benchmark Descriptions

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market

MSCI EAFE Index	MSCI EAFE Index is an unmanaged index designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis.

Russell 2000 Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index — 3 Month LIBOR	S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index — 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Bloomberg Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Bloomberg Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in ‘ Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	15

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Fund
Institutional Class
04/01/2018 - 09/30/2018+	$11.23	$0.13	$1.14	$1.27	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2018	10.03	0.14	1.25	1.39	(0.19)	0.00	0.00	(0.19)
03/31/2017	8.55	0.13	1.46	1.59	(0.11)	0.00	0.00	(0.11)
03/31/2016	9.56	0.12	(0.18)	(0.06)	(0.20)	(0.75)	0.00	(0.95)
03/31/2015	9.98	0.06	1.22	1.28	(0.02)	(1.68)	0.00	(1.70)
03/31/2014	9.20	0.09	1.90	1.99	(0.48)	(0.73)	0.00	(1.21)
I-2
04/01/2018 - 09/30/2018+	11.20	0.12	1.15	1.27	(0.11)	0.00	0.00	(0.11)
03/31/2018	10.01	0.14	1.23	1.37	(0.18)	0.00	0.00	(0.18)
03/31/2017	8.53	0.13	1.45	1.58	(0.10)	0.00	0.00	(0.10)
03/31/2016	9.54	0.11	(0.17)	(0.06)	(0.20)	(0.75)	0.00	(0.95)
03/31/2015	9.97	0.06	1.21	1.27	(0.02)	(1.68)	0.00	(1.70)
03/31/2014	9.20	0.08	1.89	1.97	(0.47)	(0.73)	0.00	(1.20)
I-3
04/27/2018 - 09/30/2018+	11.34	0.10	1.01	1.11	(0.10)	0.00	0.00	(0.10)
Administrative Class
04/01/2018 - 09/30/2018+	10.54	0.10	1.08	1.18	(0.10)	0.00	0.00	(0.10)
03/31/2018	9.42	0.11	1.17	1.28	(0.16)	0.00	0.00	(0.16)
03/31/2017	8.04	0.11	1.36	1.47	(0.09)	0.00	0.00	(0.09)
03/31/2016	9.05	0.09	(0.17)	(0.08)	(0.18)	(0.75)	0.00	(0.93)
03/31/2015	9.54	0.03	1.17	1.20	(0.01)	(1.68)	0.00	(1.69)
03/31/2014	8.85	0.06	1.81	1.87	(0.45)	(0.73)	0.00	(1.18)
Class A
04/01/2018 - 09/30/2018+	10.44	0.10	1.05	1.15	(0.09)	0.00	0.00	(0.09)
03/31/2018	9.34	0.09	1.16	1.25	(0.15)	0.00	0.00	(0.15)
03/31/2017	7.97	0.09	1.36	1.45	(0.08)	0.00	0.00	(0.08)
03/31/2016	8.98	0.08	(0.17)	(0.09)	(0.17)	(0.75)	0.00	(0.92)
03/31/2015	9.49	0.02	1.15	1.17	(0.00)	(1.68)	0.00	(1.68)
03/31/2014	8.81	0.05	1.80	1.85	(0.44)	(0.73)	0.00	(1.17)
Class C
04/01/2018 - 09/30/2018+	9.92	0.06	1.01	1.07	(0.07)	0.00	0.00	(0.07)
03/31/2018	8.88	0.04	1.11	1.15	(0.11)	0.00	0.00	(0.11)
03/31/2017	7.59	0.05	1.28	1.33	(0.04)	0.00	0.00	(0.04)
03/31/2016	8.61	0.03	(0.16)	(0.13)	(0.14)	(0.75)	0.00	(0.89)
03/31/2015	9.20	(0.03)	1.12	1.09	(0.00)	(1.68)	0.00	(1.68)
03/31/2014	8.58	0.00	1.76	1.76	(0.41)	(0.73)	0.00	(1.14)
Class R
04/01/2018 - 09/30/2018+	10.74	0.08	1.10	1.18	(0.08)	0.00	0.00	(0.08)
03/31/2018	9.60	0.07	1.20	1.27	(0.13)	0.00	0.00	(0.13)
03/31/2017	8.20	0.07	1.39	1.46	(0.06)	0.00	0.00	(0.06)
03/31/2016	9.22	0.06	(0.18)	(0.12)	(0.15)	(0.75)	0.00	(0.90)
03/31/2015	9.71	(0.01)	1.20	1.19	(0.00)	(1.68)	0.00	(1.68)
03/31/2014	8.99	0.02	1.85	1.87	(0.42)	(0.73)	0.00	(1.15)

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class
04/01/2018 - 09/30/2018+	$10.62	$0.13	$1.06	$1.19	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2018	10.92	0.20	1.39	1.59	(0.30)	(1.59)	0.00	(1.89)
03/31/2017	8.97	0.24	1.78	2.02	(0.07)	0.00	0.00	(0.07)
03/31/2016	9.72	0.16	(0.41)	(0.25)	(0.14)	(0.36)	0.00	(0.50)
03/31/2015	10.38	0.09	1.24	1.33	(0.35)	(1.64)	0.00	(1.99)
03/31/2014	9.92	0.12	1.79	1.91	(0.24)	(1.21)	0.00	(1.45)

16	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.39	11.34%	$408,213	0.62	%*	0.62	%*	0.50	%*	0.50	%*	2.14	%*	164%
11.23	13.85	364,772	0.57		0.57		0.50		0.50		1.32		329
10.03	18.63	400,770	0.56		0.56		0.50		0.50		1.46		132
8.55	(0.59)	517,080	0.56		0.56		0.50		0.50		1.30		525
9.56	13.37	582,691	0.50		0.50		0.50		0.50		0.56		169
9.98	22.60	753,805	0.51		0.51		0.50		0.50		0.92		169

12.36	11.32	67,621	0.72	*	0.72	*	0.60	*	0.60	*	2.04	*	164
11.20	13.70	67,331	0.67		0.67		0.60		0.60		1.25		329
10.01	18.62	34,538	0.66		0.66		0.60		0.60		1.36		132
8.53	(0.68)	20,399	0.66		0.66		0.60		0.60		1.22		525
9.54	13.24	22,961	0.60		0.60		0.60		0.60		0.60		169
9.97	22.42	21,165	0.61		0.61		0.60		0.60		0.82		169

12.35	9.85	11	0.77	*	0.82	*	0.65	*	0.70	*	2.08	*	164

11.62	11.22	9,785	0.87	*	0.87	*	0.75	*	0.75	*	1.89	*	164
10.54	13.62	9,170	0.82		0.82		0.75		0.75		1.06		329
9.42	18.38	13,094	0.81		0.81		0.75		0.75		1.20		132
8.04	(0.85)	5,289	0.81		0.81		0.75		0.75		1.05		525
9.05	13.13	6,631	0.75		0.75		0.75		0.75		0.32		169
9.54	22.20	5,873	0.76		0.76		0.75		0.75		0.67		169

11.50	11.06	300,380	1.02	*	1.02	*	0.90	*	0.90	*	1.74	*	164
10.44	13.42	275,970	0.97		0.97		0.90		0.90		0.93		329
9.34	18.21	192,649	0.96		0.96		0.90		0.90		1.06		132
7.97	(0.99)	192,168	0.96		0.96		0.90		0.90		0.91		525
8.98	12.89	237,176	0.90		0.90		0.90		0.90		0.16		169
9.49	22.06	212,884	0.91		0.91		0.90		0.90		0.51		169

10.92	10.82	117,969	1.52	*	1.52	*	1.40	*	1.40	*	1.24	*	164
9.92	12.92	110,665	1.47		1.47		1.40		1.40		0.42		329
8.88	17.55	148,261	1.46		1.46		1.40		1.40		0.56		132
7.59	(1.55)	144,638	1.46		1.46		1.40		1.40		0.42		525
8.61	12.36	147,403	1.40		1.40		1.40		1.40		(0.34)		169
9.20	21.50	125,863	1.41		1.41		1.40		1.40		(0.01)		169

11.84	11.01	23,397	1.27	*	1.27	*	1.15	*	1.15	*	1.50	*	164
10.74	13.20	18,972	1.22		1.22		1.15		1.15		0.68		329
9.60	17.80	16,788	1.21		1.21		1.15		1.15		0.80		132
8.20	(1.28)	14,140	1.21		1.21		1.15		1.15		0.67		525
9.22	12.77	14,200	1.15		1.15		1.15		1.15		(0.07)		169
9.71	21.77	8,497	1.16		1.16		1.15		1.15		0.26		169

$11.74	11.21%	$893,340	0.75	%*	0.75	%*	0.64	%*	0.64	%*	2.36	%*	175%
10.62	14.53	754,379	0.71		0.71		0.64		0.64		1.80		190
10.92	22.49	577,528	0.68		0.68		0.64		0.64		2.41		339
8.97	(2.51)	484,517	0.65		0.65		0.64		0.64		1.72		582
9.72	13.29	461,818	0.64		0.64		0.64		0.64		0.88		437
10.38	20.09	217,927	0.64		0.64		0.64		0.64		1.15		392

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	17

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Absolute Return Fund (Cont.)
I-2
04/01/2018 - 09/30/2018+	$10.49	$0.12	$1.05	$1.17	$(0.06)	$0.00	$0.00	$(0.06)
03/31/2018	10.81	0.19	1.37	1.56	(0.29)	(1.59)	0.00	(1.88)
03/31/2017	8.89	0.22	1.76	1.98	(0.06)	0.00	0.00	(0.06)
03/31/2016	9.64	0.15	(0.40)	(0.25)	(0.14)	(0.36)	0.00	(0.50)
03/31/2015	10.31	0.09	1.23	1.32	(0.35)	(1.64)	0.00	(1.99)
03/31/2014	9.87	0.10	1.79	1.89	(0.24)	(1.21)	0.00	(1.45)
I-3
04/27/2018 - 09/30/2018+	10.64	0.11	0.91	1.02	(0.07)	0.00	0.00	(0.07)
Class A
04/01/2018 - 09/30/2018+	10.44	0.11	1.04	1.15	(0.05)	0.00	0.00	(0.05)
03/31/2018	10.77	0.16	1.36	1.52	(0.26)	(1.59)	0.00	(1.85)
03/31/2017	8.86	0.20	1.75	1.95	(0.04)	0.00	0.00	(0.04)
03/31/2016	9.62	0.12	(0.40)	(0.28)	(0.12)	(0.36)	0.00	(0.48)
03/31/2015	10.31	0.06	1.22	1.28	(0.33)	(1.64)	0.00	(1.97)
03/31/2014	9.88	0.07	1.79	1.86	(0.22)	(1.21)	0.00	(1.43)
Class C
04/01/2018 - 09/30/2018+	9.52	0.06	0.95	1.01	(0.02)	0.00	0.00	(0.02)
03/31/2018	9.98	0.07	1.26	1.33	(0.20)	(1.59)	0.00	(1.79)
03/31/2017	8.27	0.11	1.63	1.74	(0.03)	0.00	0.00	(0.03)
03/31/2016	9.03	0.05	(0.38)	(0.33)	(0.07)	(0.36)	0.00	(0.43)
03/31/2015	9.83	(0.02)	1.17	1.15	(0.31)	(1.64)	0.00	(1.95)
03/31/2014	9.51	(0.01)	1.72	1.71	(0.18)	(1.21)	0.00	(1.39)

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class
04/01/2018 - 09/30/2018+	$6.77	$0.09	$(0.08)	$0.01	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2018	6.27	0.12	0.85	0.97	(0.38)	(0.09)	0.00	(0.47)
03/31/2017	5.37	0.14	0.76	0.90	0.00	0.00	0.00	0.00
03/31/2016	6.50	0.11	(0.88)	(0.77)	(0.31)	(0.01)	(0.04)	(0.36)
03/31/2015	6.91	0.07	(0.09)	(0.02)	(0.36)	(0.03)	0.00	(0.39)
03/31/2014	6.77	0.08	0.98	1.06	(0.76)	(0.16)	0.00	(0.92)
I-2
04/01/2018 - 09/30/2018+	6.79	0.08	(0.07)	0.01	(0.16)	0.00	0.00	(0.16)
03/31/2018	6.30	0.12	0.83	0.95	(0.37)	(0.09)	0.00	(0.46)
03/31/2017	5.39	0.14	0.77	0.91	0.00	0.00	0.00	0.00
03/31/2016	6.52	0.11	(0.88)	(0.77)	(0.31)	(0.01)	(0.04)	(0.36)
03/31/2015	6.93	0.06	(0.09)	(0.03)	(0.35)	(0.03)	0.00	(0.38)
03/31/2014	6.79	0.07	0.97	1.04	(0.74)	(0.16)	0.00	(0.90)
I-3
04/27/2018 - 09/30/2018+	6.96	0.07	(0.24)	(0.17)	(0.16)	0.00	0.00	(0.16)
Class A
04/01/2018 - 09/30/2018+	6.58	0.07	(0.07)	0.00	(0.15)	0.00	0.00	(0.15)
03/31/2018	6.11	0.09	0.83	0.92	(0.36)	(0.09)	0.00	(0.45)
03/31/2017	5.25	0.12	0.74	0.86	0.00	0.00	0.00	0.00
03/31/2016	6.37	0.09	(0.87)	(0.78)	(0.30)	(0.01)	(0.03)	(0.34)
03/31/2015	6.78	0.04	(0.09)	(0.05)	(0.33)	(0.03)	0.00	(0.36)
03/31/2014	6.68	0.04	0.96	1.00	(0.74)	(0.16)	0.00	(0.90)
Class C
04/01/2018 - 09/30/2018+	6.28	0.04	(0.06)	(0.02)	(0.13)	0.00	0.00	(0.13)
03/31/2018	5.86	0.04	0.79	0.83	(0.32)	(0.09)	0.00	(0.41)
03/31/2017	5.07	0.07	0.72	0.79	0.00	0.00	0.00	0.00
03/31/2016	6.18	0.04	(0.84)	(0.80)	(0.27)	(0.01)	(0.03)	(0.31)
03/31/2015	6.59	(0.01)	(0.08)	(0.09)	(0.29)	(0.03)	0.00	(0.32)
03/31/2014	6.53	(0.01)	0.94	0.93	(0.71)	(0.16)	0.00	(0.87)

18	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.60	11.20%	$176,306	0.85	%*	0.85	%*	0.74	%*	0.74	%*	2.26	%*	175%
10.49	14.41	189,151	0.81		0.81		0.74		0.74		1.70		190
10.81	22.33	117,890	0.78		0.78		0.74		0.74		2.18		339
8.89	(2.61)	77,284	0.75		0.75		0.74		0.74		1.59		582
9.64	13.24	144,519	0.74		0.74		0.74		0.74		0.83		437
10.31	19.92	98,564	0.74		0.74		0.74		0.74		1.01		392

11.59	9.64	65,538	0.90	*	0.95	*	0.79	*	0.84	*	2.20	*	175

11.54	11.02	529,548	1.15	*	1.15	*	1.04	*	1.04	*	1.96	*	175
10.44	14.06	539,367	1.11		1.11		1.04		1.04		1.42		190
10.77	22.04	282,429	1.08		1.08		1.04		1.04		2.01		339
8.86	(2.94)	270,766	1.05		1.05		1.04		1.04		1.31		582
9.62	12.88	347,255	1.04		1.04		1.04		1.04		0.55		437
10.31	19.58	351,418	1.04		1.04		1.04		1.04		0.71		392

10.51	10.62	202,323	1.90	*	1.90	*	1.79	*	1.79	*	1.21	*	175
9.52	13.21	181,762	1.86		1.86		1.79		1.79		0.64		190
9.98	21.02	175,608	1.83		1.83		1.79		1.79		1.26		339
8.27	(3.64)	176,561	1.80		1.80		1.79		1.79		0.56		582
9.03	12.12	224,169	1.79		1.79		1.79		1.79		(0.21)		437
9.83	18.70	189,201	1.79		1.79		1.79		1.79		(0.06)		392

$6.62	0.21%	$1,508,193	0.70	%*	0.70	%*	0.64	%*	0.64	%*	2.57	%*	146%
6.77	15.47	1,681,740	0.72		0.72		0.64		0.64		1.77		130
6.27	16.76	1,362,934	0.68		0.68		0.64		0.64		2.47		278
5.37	(12.25)	1,090,010	0.66		0.66		0.64		0.64		1.93		566
6.50	(0.27)	1,057,333	0.64		0.64		0.64		0.64		1.01		449
6.91	16.21	1,291,476	0.64		0.64		0.64		0.64		1.08		395

6.64	0.17	52,807	0.80	*	0.80	*	0.74	*	0.74	*	2.50	*	146
6.79	15.16	60,891	0.82		0.82		0.74		0.74		1.68		130
6.30	16.88	32,884	0.78		0.78		0.74		0.74		2.39		278
5.39	(12.24)	35,765	0.76		0.76		0.74		0.74		1.87		566
6.52	(0.39)	10,654	0.74		0.74		0.74		0.74		0.90		449
6.93	15.90	9,763	0.74		0.74		0.74		0.74		0.93		395

6.63	(2.40)	311	0.85	*	0.90	*	0.79	*	0.84	*	2.51	*	146

6.43	0.02	48,078	1.10	*	1.10	*	1.04	*	1.04	*	2.18	*	146
6.58	14.99	63,204	1.12		1.12		1.04		1.04		1.42		130
6.11	16.38	18,124	1.08		1.08		1.04		1.04		2.15		278
5.25	(12.59)	23,748	1.06		1.06		1.04		1.04		1.54		566
6.37	(0.68)	22,836	1.04		1.04		1.04		1.04		0.63		449
6.78	15.53	30,278	1.04		1.04		1.04		1.04		0.65		395

6.13	(0.30)	11,395	1.85	*	1.85	*	1.79	*	1.79	*	1.43	*	146
6.28	14.08	13,422	1.87		1.87		1.79		1.79		0.63		130
5.86	15.58	7,812	1.83		1.83		1.79		1.79		1.37		278
5.07	(13.26)	9,134	1.81		1.81		1.79		1.79		0.79		566
6.18	(1.40)	7,958	1.79		1.79		1.79		1.79		(0.13)		449
6.59	14.68	9,414	1.79		1.79		1.79		1.79		(0.09)		395

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2018 - 09/30/2018+	$8.14	$0.10	$0.51	$0.61	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2018	8.08	0.14	0.48	0.62	(0.56)	0.00	0.00	(0.56)
03/31/2017	6.62	0.20	1.40	1.60	(0.14)	0.00	0.00	(0.14)
03/31/2016	8.24	0.13	(1.31)	(1.18)	(0.43)	0.00	(0.01)	(0.44)
03/31/2015	8.01	0.14	1.13	1.27	(1.04)	0.00	0.00	(1.04)
03/31/2014	7.51	0.05	0.89	0.94	(0.42)	(0.02)	0.00	(0.44)
I-2
04/01/2018 - 09/30/2018+	8.07	0.09	0.51	0.60	(0.11)	0.00	0.00	(0.11)
03/31/2018	8.02	0.13	0.47	0.60	(0.55)	0.00	0.00	(0.55)
03/31/2017	6.57	0.19	1.40	1.59	(0.14)	0.00	0.00	(0.14)
03/31/2016	8.19	0.12	(1.31)	(1.19)	(0.42)	0.00	(0.01)	(0.43)
03/31/2015	7.96	0.10	1.16	1.26	(1.03)	0.00	0.00	(1.03)
03/31/2014	7.47	0.05	0.88	0.93	(0.42)	(0.02)	0.00	(0.44)
I-3
04/27/2018 - 09/30/2018+	8.45	0.07	0.15	0.22	(0.12)	0.00	0.00	(0.12)
Class A
04/01/2018 - 09/30/2018+	7.75	0.08	0.48	0.56	(0.10)	0.00	0.00	(0.10)
03/31/2018	7.72	0.11	0.46	0.57	(0.54)	0.00	0.00	(0.54)
03/31/2017	6.33	0.16	1.35	1.51	(0.12)	0.00	0.00	(0.12)
03/31/2016	7.92	0.09	(1.26)	(1.17)	(0.41)	0.00	(0.01)	(0.42)
03/31/2015	7.73	0.11	1.09	1.20	(1.01)	0.00	0.00	(1.01)
03/31/2014	7.28	0.03	0.84	0.87	(0.40)	(0.02)	0.00	(0.42)
Class C
04/01/2018 - 09/30/2018+	7.14	0.04	0.45	0.49	(0.07)	0.00	0.00	(0.07)
03/31/2018	7.18	0.04	0.42	0.46	(0.50)	0.00	0.00	(0.50)
03/31/2017	5.90	0.10	1.25	1.35	(0.07)	0.00	0.00	(0.07)
03/31/2016	7.43	0.04	(1.18)	(1.14)	(0.38)	0.00	(0.01)	(0.39)
03/31/2015	7.32	0.05	1.03	1.08	(0.97)	0.00	0.00	(0.97)
03/31/2014	6.92	(0.03)	0.81	0.78	(0.36)	(0.02)	0.00	(0.38)

PIMCO StocksPLUS® Long Duration Fund
Institutional Class
04/01/2018 - 09/30/2018+	$6.86	$0.14	$0.42	$0.56	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2018	7.32	0.28	1.08	1.36	(0.53)	(1.29)	0.00	(1.82)
03/31/2017	6.79	0.27	1.03	1.30	(0.29)	(0.48)	0.00	(0.77)
03/31/2016	7.56	0.27	(0.28)	(0.01)	(0.26)	(0.50)	0.00	(0.76)
03/31/2015	7.24	0.27	1.73	2.00	(0.40)	(1.28)	0.00	(1.68)
03/31/2014	8.84	0.29	0.97	1.26	(0.61)	(2.25)	0.00	(2.86)

PIMCO StocksPLUS® Short Fund
Institutional Class
04/01/2018 - 09/30/2018+	$8.47	$0.13	$(0.86)	$(0.73)	$(0.00)	$0.00	$0.00	$(0.00)
03/31/2018	9.54	0.22	(1.12)	(0.90)	(0.17)	0.00	0.00	(0.17)
03/31/2017	10.55	0.30	(1.31)	(1.01)	0.00	0.00	0.00	0.00
03/31/2016~	11.70	0.28	(1.06)	(0.78)	(0.37)	0.00	0.00	(0.37)
03/31/2015~	13.35	0.15	(1.65)	(1.50)	(0.15)	0.00	0.00	(0.15)
03/31/2014~	16.70	0.20	(3.25)	(3.05)	(0.30)	0.00	0.00	(0.30)
I-2
04/01/2018 - 09/30/2018+	8.45	0.13	(0.86)	(0.73)	(0.00)	0.00	0.00	(0.00)
03/31/2018	9.53	0.21	(1.13)	(0.92)	(0.16)	0.00	0.00	(0.16)
03/31/2017	10.55	0.29	(1.31)	(1.02)	0.00	0.00	0.00	0.00
03/31/2016~	11.70	0.28	(1.07)	(0.79)	(0.36)	0.00	0.00	(0.36)
03/31/2015~	13.40	0.15	(1.70)	(1.55)	(0.15)	0.00	0.00	(0.15)
03/31/2014~	16.70	0.15	(3.15)	(3.00)	(0.30)	0.00	0.00	(0.30)
I-3
04/27/2018 - 09/30/2018+	8.38	0.11	(0.76)	(0.65)	(0.01)	0.00	0.00	(0.01)

20	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.64	7.54%	$1,812,620	0.85	%*	0.85	%*	0.75	%*	0.75	%*	2.31	%*	130%
8.14	7.71	1,777,214	0.84		0.84		0.75		0.75		1.71		130
8.08	24.42	1,548,785	0.81		0.81		0.75		0.75		2.72		256
6.62	(14.79)	1,398,461	0.76		0.76		0.75		0.75		1.75		499
8.24	16.90	518,997	0.75		0.75		0.75		0.75		1.73		814
8.01	12.97	292,684	0.76		0.76		0.75		0.75		0.66		733

8.56	7.44	575,396	0.95	*	0.95	*	0.85	*	0.85	*	2.20	*	130
8.07	7.57	541,980	0.94		0.94		0.85		0.85		1.62		130
8.02	24.33	371,289	0.91		0.91		0.85		0.85		2.63		256
6.57	(14.94)	355,109	0.86		0.86		0.85		0.85		1.60		499
8.19	16.97	250,350	0.85		0.85		0.85		0.85		1.28		814
7.96	12.86	36,840	0.86		0.86		0.85		0.85		0.67		733

8.55	2.62	8,969	1.00	*	1.05	*	0.90	*	0.95	*	2.06	*	130

8.21	7.22	536,242	1.25	*	1.25	*	1.15	*	1.15	*	1.91	*	130
7.75	7.38	551,924	1.24		1.24		1.15		1.15		1.33		130
7.72	23.95	310,915	1.21		1.21		1.15		1.15		2.36		256
6.33	(15.26)	379,646	1.16		1.16		1.15		1.15		1.29		499
7.92	16.63	338,576	1.15		1.15		1.15		1.15		1.37		814
7.73	12.36	167,561	1.16		1.16		1.15		1.15		0.35		733

7.56	6.96	152,472	2.00	*	2.00	*	1.90	*	1.90	*	1.16	*	130
7.14	6.41	154,331	1.99		1.99		1.90		1.90		0.56		130
7.18	23.00	153,871	1.96		1.96		1.90		1.90		1.62		256
5.90	(15.85)	197,631	1.91		1.91		1.90		1.90		0.57		499
7.43	15.75	130,680	1.90		1.90		1.90		1.90		0.64		814
7.32	11.71	69,838	1.91		1.91		1.90		1.90		(0.37)		733

$7.35	8.24%	$487,551	1.14	%*	1.14	%*	0.59	%*	0.59	%*	3.86	%*	80%
6.86	17.80	565,336	0.85		0.85		0.59		0.59		3.64		134
7.32	20.19	596,979	0.64		0.64		0.59		0.59		3.66		141
6.79	0.64	532,346	0.63		0.63		0.59		0.59		3.95		52
7.56	29.07	637,302	0.61		0.61		0.59		0.59		3.50		91
7.24	18.06	559,898	0.59		0.59		0.59		0.59		3.47		73

$7.74	(8.57)%	$1,737,078	0.69	%*	0.69	%*	0.64	%*	0.64	%*	3.34	%*	143%
8.47	(9.46)	1,993,725	0.66		0.66		0.64		0.64		2.51		131
9.54	(9.57)	1,862,164	0.67		0.67		0.64		0.64		2.90		237
10.55	(5.91)	1,690,893	0.68		0.68		0.64		0.64		2.51		524
11.70	(11.23)	3,443,366	0.64		0.64		0.64		0.64		1.32		403
13.35	(18.36)	5,093,625	0.64		0.64		0.64		0.64		1.25		364

7.72	(8.61)	43,131	0.79	*	0.79	*	0.74	*	0.74	*	3.19	*	143
8.45	(9.68)	76,532	0.76		0.76		0.74		0.74		2.40		131
9.53	(9.67)	59,992	0.77		0.77		0.74		0.74		2.84		237
10.55	(5.96)	56,465	0.78		0.78		0.74		0.74		2.45		524
11.70	(11.64)	48,356	0.74		0.74		0.74		0.74		1.19		403
13.40	(18.16)	45,285	0.74		0.74		0.74		0.74		1.15		364

7.72	(7.79)	1,441	0.84	*	0.89	*	0.79	*	0.84	*	3.23	*	143

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Short Fund (Cont.)
Class A
04/01/2018 - 09/30/2018+	$8.20	$0.11	$(0.82)	$(0.71)	$(0.00)	$0.00	$0.00	$(0.00)
03/31/2018	9.25	0.18	(1.09)	(0.91)	(0.14)	0.00	0.00	(0.14)
03/31/2017	10.27	0.26	(1.28)	(1.02)	0.00	0.00	0.00	0.00
03/31/2016~	11.45	0.24	(1.07)	(0.83)	(0.35)	0.00	0.00	(0.35)
03/31/2015~	13.05	0.10	(1.60)	(1.50)	(0.10)	0.00	0.00	(0.10)
03/31/2014~	16.25	0.10	(3.05)	(2.95)	(0.25)	0.00	0.00	(0.25)
Class C
04/01/2018 - 09/30/2018+	7.85	0.08	(0.79)	(0.71)	(0.00)	0.00	0.00	(0.00)
03/31/2018	8.86	0.11	(1.04)	(0.93)	(0.08)	0.00	0.00	(0.08)
03/31/2017	9.92	0.17	(1.23)	(1.06)	0.00	0.00	0.00	0.00
03/31/2016~	11.05	0.15	(0.98)	(0.83)	(0.30)	0.00	0.00	(0.30)
03/31/2015~	12.70	0.00	(1.60)	(1.60)	(0.05)	0.00	0.00	(0.05)
03/31/2014~	15.85	0.00	(3.00)	(3.00)	(0.15)	0.00	0.00	(0.15)

PIMCO StocksPLUS® Small Fund
Institutional Class
04/01/2018 - 09/30/2018+	$10.49	$0.13	$1.10	$1.23	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2018	9.87	0.19	1.09	1.28	(0.44)	(0.22)	0.00	(0.66)
03/31/2017	7.66	0.21	2.32	2.53	(0.32)	0.00	0.00	(0.32)
03/31/2016	9.60	0.16	(1.39)	(1.23)	(0.17)	(0.54)	0.00	(0.71)
03/31/2015	9.85	0.08	0.82	0.90	(0.42)	(0.73)	0.00	(1.15)
03/31/2014	9.03	0.07	1.98	2.05	(0.58)	(0.65)	0.00	(1.23)
I-2
04/01/2018 - 09/30/2018+	10.41	0.12	1.10	1.22	(0.14)	0.00	0.00	(0.14)
03/31/2018	9.80	0.17	1.09	1.26	(0.43)	(0.22)	0.00	(0.65)
03/31/2017	7.61	0.20	2.31	2.51	(0.32)	0.00	0.00	(0.32)
03/31/2016	9.54	0.15	(1.38)	(1.23)	(0.16)	(0.54)	0.00	(0.70)
03/31/2015	9.81	0.07	0.81	0.88	(0.42)	(0.73)	0.00	(1.15)
03/31/2014	8.99	0.06	1.98	2.04	(0.57)	(0.65)	0.00	(1.22)
I-3
04/27/2018 - 09/30/2018+	10.63	0.10	0.90	1.00	(0.15)	0.00	0.00	(0.15)
Administrative Class
04/01/2018 - 09/30/2018+	10.49	0.11	1.10	1.21	(0.13)	0.00	0.00	(0.13)
03/31/2018	9.86	0.16	1.10	1.26	(0.41)	(0.22)	0.00	(0.63)
03/31/2017	7.64	0.21	2.29	2.50	(0.28)	0.00	0.00	(0.28)
03/31/2016	9.59	0.15	(1.40)	(1.25)	(0.16)	(0.54)	0.00	(0.70)
06/30/2014 - 03/31/2015	10.15	0.03	0.56	0.59	(0.42)	(0.73)	0.00	(1.15)
Class A
04/01/2018 - 09/30/2018+	10.27	0.10	1.07	1.17	(0.12)	0.00	0.00	(0.12)
03/31/2018	9.67	0.14	1.08	1.22	(0.40)	(0.22)	0.00	(0.62)
03/31/2017	7.52	0.18	2.27	2.45	(0.30)	0.00	0.00	(0.30)
03/31/2016	9.45	0.12	(1.37)	(1.25)	(0.14)	(0.54)	0.00	(0.68)
03/31/2015	9.73	0.04	0.81	0.85	(0.40)	(0.73)	0.00	(1.13)
03/31/2014	8.94	0.03	1.97	2.00	(0.56)	(0.65)	0.00	(1.21)
Class C
04/01/2018 - 09/30/2018+	9.49	0.06	0.98	1.04	(0.09)	0.00	0.00	(0.09)
03/31/2018	8.99	0.06	1.00	1.06	(0.34)	(0.22)	0.00	(0.56)
03/31/2017	7.02	0.10	2.12	2.22	(0.25)	0.00	0.00	(0.25)
03/31/2016	8.89	0.06	(1.29)	(1.23)	(0.10)	(0.54)	0.00	(0.64)
03/31/2015	9.27	(0.03)	0.76	0.73	(0.38)	(0.73)	0.00	(1.11)
03/31/2014	8.59	(0.04)	1.88	1.84	(0.51)	(0.65)	0.00	(1.16)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
~	A one for five reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.49	(8.66)%	$39,136	1.09	%*	1.09	%*	1.04	%*	1.04	%*	2.93	%*	143%
8.20	(9.92)	47,017	1.06		1.06		1.04		1.04		2.13		131
9.25	(9.93)	33,072	1.07		1.07		1.04		1.04		2.61		237
10.27	(6.53)	54,139	1.08		1.08		1.04		1.04		2.18		524
11.45	(11.54)	31,809	1.04		1.04		1.04		1.04		0.96		403
13.05	(18.33)	67,670	1.04		1.04		1.04		1.04		0.85		364

7.14	(9.04)	7,062	1.84	*	1.84	*	1.79	*	1.79	*	2.18	*	143
7.85	(10.51)	8,246	1.81		1.81		1.79		1.79		1.34		131
8.86	(10.69)	11,825	1.82		1.82		1.79		1.79		1.79		237
9.92	(6.85)	19,321	1.83		1.83		1.79		1.79		1.41		524
11.05	(12.57)	18,165	1.79		1.79		1.79		1.79		0.16		403
12.70	(18.96)	22,645	1.79		1.79		1.79		1.79		0.10		364

$11.58	11.76%	$826,289	0.87	%*	0.87	%*	0.69	%*	0.69	%*	2.24	%*	159%
10.49	13.12	630,363	0.79		0.79		0.69		0.69		1.79		136
9.87	33.24	377,433	0.74		0.74		0.69		0.69		2.38		383
7.66	(13.19)	231,986	0.73		0.73		0.69		0.69		1.86		539
9.60	9.93	288,036	0.70		0.70		0.69		0.69		0.86		434
9.85	23.47	292,658	0.69		0.69		0.69		0.69		0.70		428

11.49	11.71	217,601	0.97	*	0.97	*	0.79	*	0.79	*	2.15	*	159
10.41	13.02	181,517	0.89		0.89		0.79		0.79		1.68		136
9.80	33.10	112,417	0.84		0.84		0.79		0.79		2.29		383
7.61	(13.24)	92,051	0.83		0.83		0.79		0.79		1.69		539
9.54	9.71	212,756	0.80		0.80		0.79		0.79		0.73		434
9.81	23.55	123,335	0.79		0.79		0.79		0.79		0.59		428

11.48	9.38	4,998	1.02	*	1.07	*	0.84	*	0.89	*	2.07	*	159

11.57	11.54	8,388	1.12	*	1.12	*	0.94	*	0.94	*	1.99	*	159
10.49	12.95	7,811	1.04		1.04		0.94		0.94		1.50		136
9.86	32.81	7,698	0.99		0.99		0.94		0.94		2.39		383
7.64	(13.40)	5,985	0.98		0.98		0.94		0.94		1.90		539
9.59	6.51	965	0.95	*	0.95	*	0.94	*	0.94	*	0.40	*	434

11.32	11.43	615,534	1.27	*	1.27	*	1.09	*	1.09	*	1.85	*	159
10.27	12.77	491,851	1.19		1.19		1.09		1.09		1.39		136
9.67	32.68	261,090	1.14		1.14		1.09		1.09		2.02		383
7.52	(13.55)	244,254	1.13		1.13		1.09		1.09		1.44		539
9.45	9.50	370,199	1.10		1.10		1.09		1.09		0.47		434
9.73	23.10	456,429	1.09		1.09		1.09		1.09		0.28		428

10.44	11.00	141,385	2.02	*	2.02	*	1.84	*	1.84	*	1.10	*	159
9.49	11.90	122,868	1.94		1.94		1.84		1.84		0.61		136
8.99	31.74	122,651	1.89		1.89		1.84		1.84		1.29		383
7.02	(14.19)	122,496	1.88		1.88		1.84		1.84		0.70		539
8.89	8.62	170,988	1.85		1.85		1.84		1.84		(0.29)		434
9.27	22.19	164,980	1.84		1.84		1.84		1.84		(0.46)		428

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	23

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Assets:
Investments, at value
Investments in securities*	$677,826	$1,534,677	$1,343,651	$2,810,095	$572,406	$1,648,789	$1,481,759
Investments in Affiliates	313,564	708,222	534,413	721,645	7,798	662,202	706,785
Financial Derivative Instruments
Exchange-traded or centrally cleared	184	2,127	1,984	3,881	49	2,978	2,611
Over the counter	24,931	62,671	23,787	99,701	14,300	17,675	21,540
Cash	24	1	19	0	0	1	0
Deposits with counterparty	2,415	3,277	4,563	4,480	3,120	2,727	7,130
Foreign currency, at value	1,060	4,328	4,736	6,363	417	6,781	2,899
Receivable for investments sold	656	11,133	1,017	3,728	7,587	1,108	3,981
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	21,775	0	0
Receivable for TBA investments sold	65,210	219,026	183,534	562,780	26,742	318,477	283,209
Receivable for Fund shares sold	994	1,370	154	18,302	122	32	3,163
Interest and/or dividends receivable	2,783	3,550	4,127	9,484	4,652	5,499	3,510
Dividends receivable from Affiliates	582	1,267	1,015	1,322	4	1,330	1,252
Reimbursement receivable from PIMCO	0	2	0	0	0	0	0
Other assets	0	0	0	0	8	0	0
Total Assets	1,090,229	2,551,651	2,103,000	4,241,781	658,980	2,667,599	2,517,839

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$2,265	$16,023	$0	$0
Payable for sale-buyback transactions	0	0	0	0	90,934	0	0
Payable for short sales	0	6,146	0	2,613	5,014	0	3,278
Financial Derivative Instruments
Exchange-traded or centrally cleared	309	2,043	2,467	4,998	82	2,789	1,810
Over the counter	3,562	20,307	35,008	80,395	3,084	237,673	29,201
Payable for investments purchased	28,270	155,504	49,145	15	1,080	54,706	103,904
Payable for investments in Affiliates purchased	582	1,267	1,015	1,322	4	1,330	1,252
Payable for TBA investments purchased	105,263	438,326	356,323	1,009,565	35,290	532,295	546,442
Deposits from counterparty	23,367	58,655	29,479	49,763	18,660	9,823	13,452
Payable for Fund shares redeemed	987	1,123	7,988	3,138	408	218	2,699
Overdraft due to custodian	0	0	0	19	614	0	357
Accrued investment advisory fees	169	534	465	1,000	140	546	592
Accrued supervisory and administrative fees	223	445	309	782	96	359	437
Accrued distribution fees	40	111	6	83	0	4	80
Accrued servicing fees	81	135	11	124	0	8	140
Total Liabilities	162,853	684,596	482,216	1,156,082	171,429	839,751	703,644

Net Assets	$927,376	$1,867,055	$1,620,784	$3,085,699	$487,551	$1,827,848	$1,814,195

Net Assets Consist of:
Paid in capital	$664,362	$1,571,563	$1,440,911	$2,671,203	$418,607	$5,790,613	$1,533,527
Undistributed (overdistributed) net investment income	18,637	37,195	59,279	2,425	16,566	14,369	34,042
Accumulated undistributed net realized gain (loss)	222,525	195,731	124,346	375,209	42,868	(3,771,038)	242,430
Net unrealized appreciation (depreciation)	21,852	62,566	(3,752)	36,862	9,510	(206,096)	4,196

Net Assets	$927,376	$1,867,055	$1,620,784	$3,085,699	$487,551	$1,827,848	$1,814,195

Cost of investments in securities	$680,153	$1,531,574	$1,349,918	$2,826,150	$573,046	$1,641,994	$1,485,878
Cost of investments in Affiliates	$313,371	$707,877	$534,092	$721,244	$7,798	$661,766	$706,491
Cost of foreign currency held	$1,061	$4,410	$4,827	$6,501	$434	$6,945	$2,974
Proceeds received on short sales	$0	$6,103	$0	$2,598	$5,035	$0	$3,253
Cost or premiums of financial derivative instruments, net	$10,696	$6,366	$19,947	$31,456	$2,813	$38,862	$5,001

* Includes repurchase agreements of:	$8,668	$331,273	$539	$596	$0	$1,003	$198,400

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Net Assets:
Institutional Class	$408,213	$893,340	$1,508,193	$1,812,620	$487,551	$1,737,078	$826,289
I-2	67,621	176,306	52,807	575,396	N/A	43,131	217,601
I-3	11	65,538	311	8,969	N/A	1,441	4,998
Administrative Class	9,785	N/A	N/A	N/A	N/A	N/A	8,388
Class A	300,380	529,548	48,078	536,242	N/A	39,136	615,534
Class C	117,969	202,323	11,395	152,472	N/A	7,062	141,385
Class R	23,397	N/A	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:
Institutional Class	32,943	76,094	227,792	209,881	66,311	224,452	71,359
I-2	5,472	15,200	7,959	67,213	N/A	5,585	18,943
I-3	1	5,657	47	1,049	N/A	187	435
Administrative Class	842	N/A	N/A	N/A	N/A	N/A	725
Class A	26,109	45,895	7,476	65,308	N/A	5,227	54,362
Class C	10,802	19,253	1,860	20,175	N/A	989	13,541
Class R	1,977	N/A	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding:
Institutional Class	$12.39	$11.74	$6.62	$8.64	$7.35	$7.74	$11.58
I-2	12.36	11.60	6.64	8.56	N/A	7.72	11.49
I-3	12.35	11.59	6.63	8.55	N/A	7.72	11.48
Administrative Class	11.62	N/A	N/A	N/A	N/A	N/A	11.57
Class A	11.50	11.54	6.43	8.21	N/A	7.49	11.32
Class C	10.92	10.51	6.13	7.56	N/A	7.14	10.44
Class R	11.84	N/A	N/A	N/A	N/A	N/A	N/A

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	25

Statements of Operations

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands†)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Investment Income:
Interest, net of foreign taxes*	$8,350	$19,664	$21,276	$40,643	$14,110	$32,442	$18,974
Dividends	0	0	0	0	0	55	0
Dividends from Investments in Affiliates	3,550	7,541	6,531	7,501	20	8,361	7,079
Total Income	11,900	27,205	27,807	48,144	14,130	40,858	26,053

Expenses:
Investment advisory fees	1,076	3,405	3,313	6,854	990	3,954	3,669
Supervisory and administrative fees	1,422	2,843	2,206	5,367	679	2,599	2,723
Distribution and/or servicing fees - Administrative Class	12	0	0	0	0	0	10
Distribution fees - Class C	281	714	48	580	0	29	506
Distribution fees - Class R	27	0	0	0	0	0	0
Servicing fees - Class A	355	671	67	673	0	53	724
Servicing fees - Class C	140	238	16	193	0	10	169
Servicing fees - Class R	26	0	0	0	0	0	0
Trustee fees	1	2	3	5	1	3	2
Interest expense	531	1,004	473	1,550	1,559	540	1,542
Miscellaneous expense	0	18	6	27	0	1	5
Total Expenses	3,871	8,895	6,132	15,249	3,229	7,189	9,350
Waiver and/or Reimbursement by PIMCO	0	(6)	0	0	0	0	0
Net Expenses	3,871	8,889	6,132	15,249	3,229	7,189	9,350

Net Investment Income (Loss)	8,029	18,316	21,675	32,895	10,901	33,669	16,703

Net Realized Gain (Loss):
Investments in securities	(2,037)	(7,019)	(9,519)	(3,863)	(1,324)	(5,804)	(5,224)
Investments in Affiliates	11	(15)	29	12	1	32	5
Exchange-traded or centrally cleared financial derivative instruments	3,233	10,347	11,367	26,989	5,346	(21,958)	30,306
Over the counter financial derivative instruments	97,396	177,951	(16,025)	229,585	28,981	5,999	216,847
Short sales	0	95	82	146	0	97	72
Foreign currency	(54)	(2,468)	(2,797)	(34,388)	(202)	(3,010)	(1,998)

Net Realized Gain (Loss)	98,549	178,891	(16,863)	218,481	32,802	(24,644)	240,008

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(3,624)	(14,378)	(15,031)	(30,066)	(19,554)	(29,080)	(13,316)
Investments in Affiliates	286	535	520	777	0	633	442
Exchange-traded or centrally cleared financial derivative instruments	2,089	12,411	11,490	19,800	(3,150)	16,329	5,154
Over the counter financial derivative instruments	(13,908)	(11,554)	5,449	(20,986)	25,346	(177,031)	(76,202)
Short sales	0	1	0	12	0	0	4
Foreign currency assets and liabilities	(150)	(222)	(203)	(1,518)	(45)	(443)	(187)

Net Change in Unrealized Appreciation (Depreciation)	(15,307)	(13,207)	2,225	(31,981)	2,597	(189,592)	(84,105)

Net Increase (Decrease) in Net Assets Resulting from Operations	$91,271	$184,000	$7,037	$219,395	$46,300	$(180,567)	$172,606

* Foreign tax withholdings	$0	$0	$0	$0	$0	$0	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO StocksPLUS® Fund			PIMCO StocksPLUS® Absolute Return Fund			PIMCO StocksPLUS® International Fund (Unhedged)

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018		Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018		Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$8,029	$9,009		$18,316	$23,631		$21,675	$30,304
Net realized gain (loss)	98,549	155,682		178,891	259,620		(16,863)	285,407
Net change in unrealized appreciation (depreciation)	(15,307)	(56,091)		(13,207)	(81,091)		2,225	(79,696)

Net Increase (Decrease) in Net Assets Resulting from Operations	91,271	108,600		184,000	202,160		7,037	236,015

Distributions to Shareholders:
From net investment income
Institutional Class	(3,532)	(6,302)		(4,957)	(18,277)		(36,945)	(90,677)
I-2	(583)	(978)		(1,084)	(5,166)		(1,638)	(2,692)
I-3	(0)	0		(190)	0		(0)	0
Administrative Class	(85)	(169)		0	0		0	(94	)(a)
Class D	0	(484	)(b)	0	(6,591	)(b)	0	(1,655	)(b)
Class A	(2,381)	(3,616)		(2,382)	(7,363)		(1,161)	(1,327)
Class C	(768)	(1,224)		(387)	(3,603)		(258)	(560)
Class R	(151)	(228)		0	(2	)(c)	0	0
From net realized capital gains
Institutional Class	0	0		0	(87,215)		0	(20,953)
I-2	0	0		0	(23,613)		0	(615)
I-3	0	0		0	0		0	0
Administrative Class	0	0		0	0		0	(28	)(a)
Class D	0	0	(b)	0	(36,094	)(b)	0	(424	)(b)
Class A	0	0		0	(40,147)		0	(309)
Class C	0	0		0	(25,276)		0	(153)
Class R	0	0		0	(15	)(c)	0	0

Total Distributions(d)	(7,500)	(13,001)		(9,000)	(253,362)		(40,002)	(119,487)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(3,275)	(89,010)		27,396	258,379		(165,508)	258,882

Total Increase (Decrease) in Net Assets	80,496	6,589		202,396	207,177		(198,473)	375,410

Net Assets:
Beginning of period	846,880	840,291		1,664,659	1,457,482		1,819,257	1,443,847
End of period*	$927,376	$846,880		$1,867,055	$1,664,659		$1,620,784	$1,819,257

* Including undistributed (overdistributed) net investment income of:	$18,637	$18,108		$37,195	$27,879		$59,279	$77,606

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on January 31, 2018.
(b)	Class D Shares converted into Class A Shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(c)	Class R Shares liquidated at the close of business on January 31, 2018.
(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	27

Statements of Changes in Net Assets (Cont.)

	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)			PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Short Fund			PIMCO StocksPLUS® Small Fund

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018		Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018		Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$32,895	$46,553		$10,901	$24,297	$33,669	$54,852		$16,703	$18,553
Net realized gain (loss)	218,481	221,443		32,802	98,334	(24,644)	(402,958)		240,008	148,700
Net change in unrealized appreciation (depreciation)	(31,981)	(63,769)		2,597	(8,503)	(189,592)	117,123		(84,105)	(23,361)

Net Increase (Decrease) in Net Assets Resulting from Operations	219,395	204,227		46,300	114,128	(180,567)	(230,983)		172,606	143,892

Distributions to Shareholders:
From net investment income
Institutional Class	(23,196)	(113,633)		(6,001)	(50,001)	(985)	(41,496)		(9,594)	(21,133)
I-2	(6,992)	(33,389)		0	0	(14)	(968)		(2,532)	(6,377)
I-3	(22)	0		0	0	(2)	0		(30)	0
Administrative Class	0	0		0	0	0	0		(93)	(320)
Class D	0	(17,844	)(a)	0	0	0	(545	)(a)	0	(7,926	)(a)
Class A	(6,289)	(23,931)		0	0	(0)	(392)		(6,510)	(11,346)
Class C	(1,505)	(10,671)		0	0	(0)	(102)		(1,243)	(4,385)
Class R	0	(33	)(b)	0	0	0	0		0	(15	)(b)
From net realized capital gains
Institutional Class	0	0		0	(110,205)	0	0		0	(10,889)
I-2	0	0		0	0	0	0		0	(3,253)
I-3	0	0		0	0	0	0		0	0
Administrative Class	0	0		0	0	0	0		0	(175)
Class D	0	0	(a)	0	0	0	0	(a)	0	(4,442	)(a)
Class A	0	0		0	0	0	0		0	(6,190)
Class C	0	0		0	0	0	0		0	(2,769)
Class R	0	0	(b)	0	0	0	0		0	(12	)(b)

Total Distributions(c)	(38,004)	(199,501)		(6,001)	(160,206)	(1,001)	(43,503)		(20,002)	(79,232)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(121,141)	397,679		(118,084)	14,435	(116,104)	401,027		227,181	301,387

Total Increase (Decrease) in Net Assets	60,250	402,405		(77,785)	(31,643)	(297,672)	126,541		379,785	366,047

Net Assets:
Beginning of period	3,025,449	2,623,044		565,336	596,979	2,125,520	1,998,979		1,434,410	1,068,363
End of period*	$3,085,699	$3,025,449		$487,551	$565,336	$1,827,848	$2,125,520		$1,814,195	$1,434,410

* Including undistributed (overdistributed) net investment income of:	$2,425	$7,534		$16,566	$11,666	$14,369	$(18,299)		$34,042	$37,341

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares converted into Class A Shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)	Class R Shares liquidated at the close of business on January 31, 2018.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

28	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended 09/30/2018 (Unaudited)
(Amounts in thousands†)	PIMCO StocksPLUS® Long Duration Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$46,300

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(555,217)
Proceeds from sales of long-term securities	714,242
(Purchases) Proceeds from sales of short-term portfolio investments, net	36,779
(Increase) decrease in deposits with counterparty	742
(Increase) decrease in receivable for investments sold	(11,365)
(Increase) decrease in interest and/or dividends receivable	1,283
(Increase) decrease in dividends receivable from Affiliates	(1)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	2,475
Proceeds from (Payments on) over the counter financial derivative instruments	29,169
Increase (decrease) in payable for investments purchased	10,333
Increase (decrease) in deposits from counterparty	17,929
Increase (decrease) in accrued investment advisory fees	(52)
Increase (decrease) in accrued supervisory and administrative fees	(36)
Proceeds from (Payments on) short sales transactions, net	(732)
Proceeds from (Payments on) foreign currency transactions	(247)
Increase (decrease) in other liabilities	(3)
Net Realized (Gain) Loss
Investments in securities	1,324
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(5,346)
Over the counter financial derivative instruments	(28,981)
Foreign currency	202
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	19,554
Exchange-traded or centrally cleared financial derivative instruments	3,150
Over the counter financial derivative instruments	(25,346)
Foreign currency assets and liabilities	45
Net amortization (accretion) on investments	(916)

Net Cash Provided by (Used for) Operating Activities	255,284

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	31,449
Payments on shares redeemed	(158,539)
Increase (decrease) in overdraft due to custodian	614
Cash distributions paid*	(18)
Proceeds from reverse repurchase agreements	2,613,433
Payments on reverse repurchase agreements	(2,807,457)
Proceeds from sale-buyback transactions	2,460,052
Payments on sale-buyback transactions	(2,395,314)

Net Cash Received from (Used for) Financing Activities	(255,780)

Net Increase (Decrease) in Cash and Foreign Currency	(496)

Cash and Foreign Currency:
Beginning of period	913
End of period	$417

* Reinvestment of distributions	$5,983

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$1,776

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	29

Schedule of Investments PIMCO StocksPLUS® Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Hilton Worldwide Finance LLC
3.966% (LIBOR03M + 1.750%) due 10/25/2023 ~		$168	$169
Toyota Motor Credit Corp.
2.966% (LIBOR03M + 0.580%) due 09/28/2020 «~		3,300	3,288

Total Loan Participations and Assignments (Cost $3,452)			3,457

CORPORATE BONDS & NOTES 31.1%

BANKING & FINANCE 19.0%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		1,600	1,607
4.250% due 07/01/2020		800	808
4.625% due 10/30/2020		300	306
Ally Financial, Inc.
3.250% due 11/05/2018		100	100
American Tower Corp.
2.250% due 01/15/2022		400	382
2.800% due 06/01/2020		200	198
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		1,500	1,490
Bank of America Corp.
3.007% (US0003M + 0.660%) due 07/21/2021 ~		3,800	3,823
3.307% (US0003M + 0.960%) due 07/23/2024 ~		2,200	2,212
Barclays PLC
3.695% (US0003M + 1.380%) due 05/16/2024 ~		2,600	2,588
8.000% due 12/15/2020 •(f)(g)	EUR	200	256
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$1,300	1,310
BRFkredit A/S
1.000% due 10/01/2018	DKK	8,200	1,277
Citigroup, Inc.
3.247% (US0003M + 0.930%) due 06/07/2019 ~		$1,800	1,810
3.344% (US0003M + 1.023%) due 06/01/2024 ~		4,100	4,123
Credit Agricole S.A.
3.297% (US0003M + 0.970%) due 06/10/2020 ~		1,700	1,721
3.750% due 04/24/2023		300	295
Credit Suisse AG
6.500% due 08/08/2023 (g)		4,900	5,243
Deutsche Bank AG
2.500% due 02/13/2019		700	698
3.162% (US0003M + 0.815%) due 01/22/2021 ~		6,100	6,031
3.541% (US0003M + 1.230%) due 02/27/2023 ~		1,800	1,758
4.250% due 10/14/2021		2,800	2,789
Dexia Credit Local S.A.
1.875% due 09/15/2021		4,400	4,237
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		1,600	1,595
2.551% due 10/05/2018		2,900	2,900
2.943% due 01/08/2019		400	400
3.157% due 08/04/2020		800	793
3.164% (US0003M + 0.830%) due 03/12/2019 ~		1,200	1,201
3.200% due 01/15/2021		1,600	1,577
3.271% (US0003M + 0.930%) due 11/04/2019 ~		300	301
3.296% (US0003M + 0.930%) due 09/24/2020 ~		600	601
3.919% (US0003M + 1.580%) due 01/08/2019 ~		500	502
5.750% due 02/01/2021		400	416

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Motors Financial Co., Inc.
3.200% due 07/13/2020		$500	$499
3.613% (US0003M + 1.270%) due 10/04/2019 ~		2,600	2,620
3.791% (US0003M + 1.450%) due 05/09/2019 ~		4,100	4,126
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		2,500	2,440
3.367% (US0003M + 1.020%) due 10/23/2019 ~		2,500	2,523
4.081% (US0003M + 1.770%) due 02/25/2021 ~		3,700	3,820
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022		200	190
HSBC Holdings PLC
4.567% (US0003M + 2.240%) due 03/08/2021 ~		3,300	3,443
6.250% due 03/23/2023 •(f)(g)		900	898
HSBC USA, Inc.
2.350% due 03/05/2020		8,000	7,914
ING Bank NV
2.000% due 11/26/2018		700	699
International Lease Finance Corp.
5.875% due 04/01/2019		1,200	1,217
6.250% due 05/15/2019		800	816
8.250% due 12/15/2020		700	765
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~		1,900	1,905
3.235% (US0003M + 0.900%) due 04/25/2023 ~		3,700	3,737
3.237% (US0003M + 0.890%) due 07/23/2024 ~		3,500	3,514
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~		900	903
4.050% due 08/16/2023		800	795
4.550% due 08/16/2028		700	691
7.000% due 06/27/2019 •(f)(g)	GBP	600	796
Macquarie Bank Ltd.
3.459% (US0003M + 1.120%) due 07/29/2020 ~		$400	406
Mitsubishi UFJ Financial Group, Inc.
3.195% (US0003M + 0.860%) due 07/26/2023 ~		4,300	4,314
Mizuho Financial Group, Inc.
3.251% (US0003M + 0.940%) due 02/28/2022 ~		1,400	1,412
3.817% (US0003M + 1.480%) due 04/12/2021 ~		2,000	2,047
Morgan Stanley
2.891% (US0003M + 0.550%) due 02/10/2021 ~		1,300	1,304
3.119% (US0003M + 0.800%) due 02/14/2020 ~		1,800	1,804
3.737% due 04/24/2024 •		1,700	1,690
National Australia Bank Ltd.
2.250% due 03/16/2021		3,100	3,026
Nationwide Building Society
3.766% due 03/08/2024 •		3,400	3,320
Navient Corp.
4.875% due 06/17/2019		500	504
5.000% due 10/26/2020		200	203
5.500% due 01/15/2019		2,700	2,717
6.625% due 07/26/2021		100	105
8.000% due 03/25/2020		600	636
Nissan Motor Acceptance Corp.
2.550% due 03/08/2021		3,300	3,225
2.650% due 07/13/2022		1,600	1,536
2.917% (US0003M + 0.580%) due 01/13/2020 ~		1,600	1,606
3.337% due 03/08/2019 •		2,800	2,810
Oversea-Chinese Banking Corp. Ltd.
2.762% (US0003M + 0.450%) due 05/17/2021 ~		1,700	1,708

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Protective Life Global Funding
1.999% due 09/14/2021	$2,000	$1,918
2.906% (US0003M + 0.520%) due 06/28/2021 ~	3,200	3,206
Reliance Standard Life Global Funding
2.150% due 10/15/2018	1,700	1,700
Royal Bank of Canada
2.300% due 03/22/2021	4,000	3,913
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~	1,700	1,712
7.500% due 08/10/2020 •(f)(g)	400	411
Santander UK PLC
3.812% (US0003M + 1.480%) due 03/14/2019 ~	3,900	3,924
SBA Tower Trust
3.168% due 04/09/2047	800	788
Societe Generale S.A.
3.669% due 04/08/2021 •	2,600	2,654
Springleaf Finance Corp.
5.250% due 12/15/2019	300	305
6.000% due 06/01/2020	200	206
Standard Chartered PLC
3.452% (US0003M + 1.130%) due 08/19/2019 ~	1,900	1,914
State Grid Overseas Investment Ltd.
3.750% due 05/02/2023	2,400	2,398
Sumitomo Mitsui Financial Group, Inc.
3.446% (US0003M + 1.110%) due 07/14/2021 ~	1,600	1,628
4.007% (US0003M + 1.680%) due 03/09/2021 ~	4,600	4,736
Sumitomo Mitsui Trust Bank Ltd.
2.833% (US0003M + 0.510%) due 03/06/2019 ~	2,100	2,103
Synchrony Financial
2.600% due 01/15/2019	2,300	2,298
Toronto-Dominion Bank
2.250% due 03/15/2021	3,900	3,810
UBS Group Funding Switzerland AG
2.650% due 02/01/2022	400	387
3.873% due 02/01/2022 •	300	309
Unibail-Rodamco SE
3.109% (US0003M + 0.770%) due 04/16/2019 ~	1,400	1,404

		175,756

INDUSTRIALS 9.8%
Activision Blizzard, Inc.
2.600% due 06/15/2022	1,100	1,066
Allergan Funding SCS
3.000% due 03/12/2020	100	100
AutoNation, Inc.
3.350% due 01/15/2021	200	198
BAT Capital Corp.
2.909% due 08/14/2020 •	7,800	7,830
BAT International Finance PLC
1.625% due 09/09/2019	300	296
Bayer U.S. Finance LLC
2.750% due 07/15/2021	800	780
3.003% (US0003M + 0.630%) due 06/25/2021 ~	700	703
3.344% (US0003M + 1.010%) due 12/15/2023 ~	1,000	1,002
Broadcom Corp.
2.375% due 01/15/2020	2,300	2,274
Celgene Corp.
2.250% due 08/15/2021	500	484
Charter Communications Operating LLC
3.579% due 07/23/2020	1,400	1,401
4.464% due 07/23/2022	2,700	2,747
4.500% due 02/01/2024	1,600	1,609

30	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Constellation Brands, Inc.
2.650% due 11/07/2022	$300	$287
Continental Resources, Inc.
5.000% due 09/15/2022	160	162
Cox Communications, Inc.
3.250% due 12/15/2022	1,100	1,069
Crown Castle Towers LLC
3.222% due 05/15/2042	100	98
D.R. Horton, Inc.
4.375% due 09/15/2022	1,200	1,217
Daimler Finance North America LLC
3.350% due 05/04/2021	3,400	3,387
Dell International LLC
3.480% due 06/01/2019	3,900	3,911
4.420% due 06/15/2021	4,600	4,671
Discovery Communications LLC
4.375% due 06/15/2021	300	306
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~	2,100	2,100
DXC Technology Co.
3.271% (US0003M + 0.950%) due 03/01/2021 ~	3,300	3,300
EMC Corp.
2.650% due 06/01/2020	400	393
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~	2,100	2,100
EQT Corp.
3.107% (US0003M + 0.770%) due 10/01/2020 ~	300	300
ERAC USA Finance LLC
2.600% due 12/01/2021	200	193
GATX Corp.
4.850% due 06/01/2021	200	206
Georgia-Pacific LLC
2.539% due 11/15/2019	1,375	1,365
Hyundai Capital America
3.137% due 09/18/2020 •	2,200	2,205
3.337% (US0003M + 1.000%) due 09/18/2020 ~	1,300	1,308
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,000	991
3.750% due 07/21/2022	800	797
Keurig Dr Pepper, Inc.
4.057% due 05/25/2023	2,300	2,305
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	300	300
Kraft Heinz Foods Co.
2.911% (US0003M + 0.570%) due 02/10/2021 ~	6,500	6,509
3.500% due 07/15/2022	1,500	1,490
Marvell Technology Group Ltd.
4.200% due 06/22/2023	1,300	1,295
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~	900	903
MGM Resorts International
6.750% due 10/01/2020	200	211
Mondelez International, Inc.
3.625% due 05/07/2023	900	896
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	2,000	1,990
Pernod Ricard S.A.
4.250% due 07/15/2022	400	407
Pioneer Natural Resources Co.
3.950% due 07/15/2022	300	303
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	600	576
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,200	1,249
5.625% due 04/15/2023	900	958
5.625% due 03/01/2025	400	427

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sands China Ltd.
4.600% due 08/08/2023	$1,300	$1,303
5.125% due 08/08/2025	1,300	1,299
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	640	633
Southern Co.
2.802% (US0003M + 0.490%) due 02/14/2020 ~	3,500	3,500
Syngenta Finance NV
3.698% due 04/24/2020	300	300
3.933% due 04/23/2021	1,700	1,696
4.441% due 04/24/2023	1,300	1,293
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~	2,800	2,798
Time Warner Cable LLC
5.000% due 02/01/2020	100	102
8.250% due 04/01/2019	130	133
United Technologies Corp.
3.100% due 06/01/2022	100	99
VMware, Inc.
2.300% due 08/21/2020	700	686
2.950% due 08/21/2022	2,500	2,408
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	500	498
Wabtec Corp.
3.382% (US0003M + 1.050%) due 09/15/2021 ~	1,600	1,603
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,100	2,080

		91,106

UTILITIES 2.3%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	5,100	5,148
3.289% (US0003M + 0.950%) due 07/15/2021 ~	500	506
3.514% (US0003M + 1.180%) due 06/12/2024 ~	1,800	1,809
Dominion Energy, Inc.
2.914% (US0003M + 0.600%) due 05/15/2020 ~	1,500	1,501
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~	2,100	2,106
5.050% due 09/15/2019	200	204
Entergy Corp.
4.000% due 07/15/2022	300	304
ITC Holdings Corp.
2.700% due 11/15/2022	2,400	2,304
ONEOK, Inc.
4.250% due 02/01/2022	300	304
Pennsylvania Electric Co.
5.200% due 04/01/2020	300	307
Plains All American Pipeline LP
2.600% due 12/15/2019	800	794
Progress Energy, Inc.
4.400% due 01/15/2021	200	204
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~	1,200	1,199
Southern Power Co.
2.888% (US0003M + 0.550%) due 12/20/2020 ~	500	500
Sprint Capital Corp.
6.900% due 05/01/2019	1,700	1,732
Sprint Communications, Inc.
7.000% due 03/01/2020	200	208
7.000% due 08/15/2020	100	105
9.000% due 11/15/2018	1,200	1,209

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telstra Corp. Ltd.
4.800% due 10/12/2021	$700	$721

		21,165

Total Corporate Bonds & Notes (Cost $288,666)		288,027

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.3%
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047	800	789
3.041% (US0001M + 0.780%) due 04/01/2047 ~	2,300	2,314

Total Municipal Bonds & Notes (Cost $3,100)		3,103

U.S. GOVERNMENT AGENCIES 15.3%
Fannie Mae
2.336% due 03/25/2034 •	158	157
2.432% due 05/25/2058 •	2,909	2,902
2.466% due 05/25/2037 •	77	77
2.532% due 09/25/2046 •	3,638	3,640
2.566% due 03/25/2037 - 07/25/2037 •	92	91
2.576% due 03/25/2037 •	63	63
2.596% due 07/25/2037 •	119	120
2.616% due 09/25/2035 •	306	307
2.661% due 02/25/2037 •	142	142
2.846% due 05/25/2040 •	536	542
2.916% due 10/25/2037 •	865	878
2.936% due 06/25/2037 •	275	280
2.947% due 07/01/2044 •	44	44
2.966% due 03/25/2038 - 01/25/2040 •	907	924
2.999% due 11/25/2022 •	2,259	2,282
3.000% due 10/25/2040 •	1,555	1,518
3.036% due 12/25/2039 •	168	171
3.116% due 07/25/2039 •	106	108
3.500% due 12/01/2047 - 08/01/2048	58,698	57,817
3.568% due 11/01/2035 •	77	78
3.575% due 12/01/2033 •	69	73
3.607% due 04/01/2035 •	419	436
4.070% due 05/01/2038 •	475	499
4.157% due 11/01/2028 •	5	5
4.279% due 12/01/2036 •	168	175
4.383% due 11/01/2027 •	7	7
4.439% due 07/01/2028 •	4	5
4.441% due 04/01/2028 •	2	2
4.449% due 02/01/2027 •	1	1
4.529% due 11/01/2028 •	8	8
5.000% due 04/25/2033	262	276
5.090% due 09/01/2034 •	77	82
5.633% due 08/01/2029 •	3	3
8.000% due 03/01/2030 - 07/01/2031	16	15
Fannie Mae, TBA
3.500% due 11/01/2048	39,500	38,832
4.000% due 11/01/2048	1,000	1,008
Freddie Mac
2.458% due 02/15/2037 •	7	7
2.488% due 02/15/2037 •	24	24
2.498% due 02/15/2037 •	68	68
2.522% due 07/15/2040 •	1,019	1,017
2.558% due 06/15/2041 •	812	817
2.582% due 03/15/2042 •	403	403
2.625% due 07/01/2019 •	1	1
2.708% due 07/15/2041 •	1,501	1,520
2.758% due 10/15/2037 •	91	92
2.828% due 08/15/2037 •	949	962
2.858% due 08/15/2037 •	1,877	1,905
2.868% due 10/15/2037 •	323	329
2.878% due 05/15/2037 - 09/15/2037 •	2,182	2,214
2.908% due 08/15/2036 •	144	146

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	31

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.008% due 11/15/2039 - 12/15/2039 •		$44	$45
3.013% due 01/15/2038 •		473	483
3.500% due 12/01/2022 •		1	1
4.082% due 09/01/2037 •		1,127	1,187
4.297% due 06/01/2035 •		345	362
5.000% due 12/01/2026 - 08/01/2041		145	152
6.000% due 01/01/2029 - 02/01/2034		327	361
6.500% due 10/25/2043		663	754
8.500% due 04/01/2025		1	1
Ginnie Mae
2.580% due 03/20/2065 •		147	147
2.750% due 08/20/2022 - 08/20/2026 ~		167	170
2.750% due 07/20/2027 •		126	131
2.830% due 12/20/2065 •		2,623	2,659
2.850% due 02/20/2066 •		105	106
2.880% due 01/20/2066 •		403	409
3.080% due 01/20/2066 - 03/20/2066 •		6,724	6,884
3.125% due 12/20/2022 - 11/20/2025 ~		53	54
3.125% due 12/20/2027 •		25	26
3.230% due 03/20/2066 •		407	419
3.375% due 02/20/2026 - 03/20/2026 ~		73	75
3.375% due 01/20/2028 - 02/20/2028 •		47	49
3.625% due 05/20/2026 ~		32	33
3.625% due 04/20/2027 - 04/20/2041 •		3,411	3,500
NCUA Guaranteed Notes
2.530% due 10/07/2020 •		897	900

Total U.S. Government Agencies (Cost $142,054)			141,981

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds
4.375% due 11/15/2039 (l)		2,800	3,322
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (j)		1,701	1,667
0.125% due 01/15/2022 (j)		3,674	3,585
0.125% due 04/15/2022		29,118	28,302
0.125% due 07/15/2022 (j)		5,370	5,242
0.500% due 01/15/2028		6,743	6,476
0.750% due 07/15/2028		2,711	2,670
U.S. Treasury Notes
2.250% due 08/15/2027		9,900	9,287

Total U.S. Treasury Obligations (Cost $62,048)			60,551

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
BCAP LLC Trust
2.447% due 02/26/2047 •		2,627	2,603
Bear Stearns Adjustable Rate Mortgage Trust
3.634% due 02/25/2033 ~		9	8
3.823% due 01/25/2034 ~		15	15
3.833% due 04/25/2033 ~		61	62
4.144% due 01/25/2034 ~		424	428
Bear Stearns ALT-A Trust
4.187% due 09/25/2035 ~		143	117
Bear Stearns Structured Products, Inc. Trust
3.531% due 12/26/2046 ~		327	297
4.106% due 01/26/2036 ~		529	466
BSPRT Issuer Ltd.
3.208% due 03/15/2028 •		1,700	1,705
3.508% due 06/15/2027 •		1,058	1,060
Canadian Mortgage Pools
2.140% due 07/01/2020	CAD	7,667	5,962
Citigroup Commercial Mortgage Trust
3.438% due 07/15/2027 •		$500	500
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •		212	213

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		$1	$1
2.713% due 03/25/2032 ~		80	77
5.301% due 06/25/2032 ~		7	7
GreenPoint Mortgage Funding Trust
2.756% due 11/25/2045 •		223	199
GSR Mortgage Loan Trust
2.566% due 01/25/2034 •		26	25
3.750% due 01/25/2036 ^~		54	54
Impac CMB Trust
2.976% due 10/25/2033 •		14	14
Lehman Mortgage Trust
2.536% due 08/25/2036 ^•		1,494	1,301
Merrill Lynch Mortgage Investors Trust
2.426% due 02/25/2036 •		226	219
Morgan Stanley Resecuritization Trust
2.375% due 01/26/2051 •		43	42
Prime Mortgage Trust
2.616% due 02/25/2034 •		53	51
Southern Pacific Financing PLC
0.982% due 06/10/2043 •	GBP	486	628
Structured Adjustable Rate Mortgage Loan Trust
4.361% due 09/25/2035 ~		$1,345	1,216
Structured Asset Mortgage Investments Trust
2.418% due 07/19/2035 •		364	356
2.496% due 02/25/2036 ^•		303	289
6.480% due 06/25/2029 ~		94	94
Trinity Square PLC
1.903% due 07/15/2051 •	GBP	1,691	2,219
WaMu Mortgage Pass-Through Certificates Trust
2.268% due 02/27/2034 •		$322	319
2.506% due 10/25/2045 •		131	132
3.045% due 11/25/2042 •		54	52
3.245% due 06/25/2042 •		128	125
Wells Fargo Mortgage-Backed Securities Trust
3.804% due 01/25/2035 ~		155	159
4.263% due 07/25/2036 ^~		517	508

Total Non-Agency Mortgage-Backed Securities (Cost $21,348)			21,523

ASSET-BACKED SECURITIES 9.4%
AFC Home Equity Loan Trust
2.766% due 06/25/2028 •		116	111
Ally Auto Receivables Trust
1.490% due 11/15/2019		156	156
AmeriCredit Automobile Receivables Trust
1.650% due 09/18/2020		637	635
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.131% due 01/25/2035 •		1,189	1,194
Atrium Corp.
3.177% due 04/22/2027 •		4,600	4,583
Babson CLO Ltd.
3.486% due 10/17/2026 •		1,000	1,001
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	800	925
3.386% due 10/03/2029 •		$500	501
Black Diamond CLO Ltd.
3.386% due 02/06/2026 •		3,520	3,523
BlueMountain CLO Ltd.
3.229% due 10/29/2025 •		700	700
CARDS Trust
2.508% due 04/17/2023 •		1,000	1,002
3.047% due 04/17/2023		1,000	998
Catamaran CLO Ltd.
3.187% due 01/27/2028 •		1,600	1,595
Chase Funding Trust
2.956% due 10/25/2032 •		99	98
Citigroup Mortgage Loan Trust
2.276% due 07/25/2045 •		562	466
2.376% due 12/25/2036 •		178	118
4.566% due 10/25/2037 Ø		306	319

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
3.866% due 07/25/2037 •		$1,100	$1,137
Countrywide Asset-Backed Certificates
2.356% due 08/25/2037 •		423	398
2.416% due 06/25/2047 •		535	473
2.616% due 08/25/2034 •		891	878
Credit Acceptance Auto Loan Trust
3.550% due 08/15/2027		3,900	3,897
Credit Suisse First Boston Mortgage Securities Corp.
2.836% due 01/25/2032 •		162	159
Denali Capital CLO LLC
3.385% due 10/26/2027 •		600	600
Denali Capital CLO Ltd.
3.498% due 04/20/2027 •		1,059	1,059
Dryden Senior Loan Fund
3.239% due 10/15/2027 •		2,400	2,401
Figueroa CLO Ltd.
3.188% due 06/20/2027 •		2,600	2,601
Flatiron CLO Ltd.
3.496% due 01/17/2026 •		3,034	3,037
GSAMP Trust
2.356% due 06/25/2036 •		463	454
3.866% due 10/25/2034 •		89	87
Halcyon Loan Advisors Funding Ltd.
3.447% due 10/22/2025 •		3,300	3,299
HSI Asset Securitization Corp. Trust
2.546% due 02/25/2036 •		1,209	1,135
Jamestown CLO Ltd.
3.029% due 07/15/2026 •		1,901	1,896
JMP Credit Advisors CLO Ltd.
3.186% due 01/17/2028 •		2,500	2,500
Jubilee CLO BV
0.481% due 12/15/2029 •	EUR	1,100	1,275
KVK CLO Ltd.
3.239% due 01/15/2028 •		$1,900	1,894
3.489% due 01/15/2026 •		977	978
Long Beach Mortgage Loan Trust
2.776% due 10/25/2034 •		49	48
Loomis Sayles CLO Ltd.
3.239% due 04/15/2028 •		3,500	3,496
Marathon CLO Ltd.
3.182% due 11/21/2027 •		1,500	1,493
Morgan Stanley ABS Capital, Inc. Trust
2.296% due 09/25/2036 •		37	23
2.346% due 10/25/2036 •		139	132
Navient Student Loan Trust
3.266% due 12/27/2066 •		3,142	3,188
3.366% due 03/25/2066 •		1,471	1,497
Nelnet Student Loan Trust
3.066% due 02/25/2066 •		2,399	2,416
Oak Hill Credit Partners Ltd.
3.478% due 07/20/2026 •		2,100	2,102
Oaktree CLO Ltd.
3.568% due 10/20/2026 •		1,700	1,701
Octagon Investment Partners Ltd.
3.439% due 04/15/2026 •		1,414	1,415
OneMain Direct Auto Receivables Trust
2.310% due 12/14/2021		3,100	3,084
Panhandle-Plains Higher Education Authority, Inc.
3.467% due 10/01/2035 •		588	592
Residential Asset Mortgage Products Trust
2.981% due 06/25/2035 •		41	41
Residential Asset Securities Corp. Trust
2.366% due 08/25/2036 •		214	193
2.486% due 04/25/2036 •		489	491
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	664	772
0.000% due 06/17/2024 •		1,993	2,308
2.435% due 01/27/2025 •		$386	386
2.804% due 12/15/2027 •		1,972	1,980
Soundview Home Loan Trust
2.376% due 11/25/2036 •		118	115

32	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Specialty Underwriting & Residential Finance Trust
3.191% due 12/25/2035 •		$406	$406
SpringCastle America Funding LLC
3.050% due 04/25/2029		1,757	1,752
Upstart Securitization Trust
3.015% due 08/20/2025		725	725
3.887% due 08/20/2025		1,200	1,197
4.997% due 08/20/2025		1,200	1,195
Utah State Board of Regents
2.966% due 01/25/2057 •		1,783	1,785
Venture CLO Ltd.
3.709% due 01/15/2027 •		3,100	3,102
Z Capital Credit Partners CLO Ltd.
3.289% due 07/16/2027 •		1,500	1,498

Total Asset-Backed Securities (Cost $86,934)			87,216

SOVEREIGN ISSUES 2.5%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		2,200	2,121
Export-Import Bank of Korea
1.927% due 02/24/2020	CAD	900	687
3.011% (US0003M + 0.700%) due 05/26/2019 ~		$1,400	1,402
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		3,700	3,612
2.125% due 04/13/2021		1,800	1,745
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	481,109	4,431
Oman Government International Bond
3.875% due 03/08/2022		$800	783
Qatar Government International Bond
3.875% due 04/23/2023		2,600	2,623
4.500% due 01/20/2022		900	929
Saudi Government International Bond
2.375% due 10/26/2021		2,400	2,320
2.875% due 03/04/2023		2,100	2,031

Total Sovereign Issues (Cost $23,055)			22,684

		SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)		72,000	$0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.3%

CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC
2.866% (US0003M + 0.500%) due 09/24/2020 ~		$2,800	2,806

COMMERCIAL PAPER 0.3%
Enterprise Products Operating LLC
2.370% due 10/17/2018		2,900	2,896

REPURCHASE AGREEMENTS (h) 0.9%
			8,668

SHORT-TERM NOTES 0.1%
Harris Corp. 2.786%
(US0003M + 0.475%) due 02/27/2019 ~		1,300	1,301

ARGENTINA TREASURY BILLS 0.1%
2.974% due 11/16/2018 (c)(d)		800	796

GREECE TREASURY BILLS 0.5%
1.004% due 10/05/2018 - 03/15/2019 (b)(c)	EUR	3,900	4,520

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 3.0%
(0.202)% due 01/09/2019 (b)(c)	JPY	3,130,000	$27,563

U.S. TREASURY BILLS 0.1%
2.050% due 11/08/2018 (c)(d)		$736	734

Total Short-Term Instruments (Cost $49,496)			49,284

Total Investments in Securities (Cost $680,153)			677,826

		SHARES
INVESTMENTS IN AFFILIATES 33.8%

SHORT-TERM INSTRUMENTS 33.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.8%
PIMCO Short Asset Portfolio		15,087,577	151,147
PIMCO Short-Term Floating NAV Portfolio III		16,427,266	162,417

Total Short-Term Instruments (Cost $313,371)			313,564

Total Investments in Affiliates (Cost $313,371)			313,564

Total Investments 106.9% (Cost $993,524)			$991,390

Financial Derivative Instruments (i)(k) 2.3% (Cost or Premiums, net $10,696)			21,244

Other Assets and Liabilities, net (9.2)%			(85,258)

Net Assets 100.0%			$927,376

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	33

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$4,468	U.S. Treasury Bonds 3.625% due 02/15/2044	$(4,561)	$4,468	$4,469
TDM	2.340	09/28/2018	10/01/2018	4,200	U.S. Treasury Notes 2.000% due 04/30/2024	(4,324)	4,200	4,201

Total Repurchase Agreements						$(8,885)	$8,668	$8,670

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$4,469	$0	$0	$4,469	$(4,561)	$(92)
TDM	4,201	0	0	4,201	(4,324)	(123)

Total Borrowings and Other Financing Transactions	$8,670	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	594	$	144,550	$(513)	$22	$0
90-Day Eurodollar March Futures	03/2019	1,114		270,591	(1,269)	42	0
E-mini S&P 500 Index December Futures	12/2018	249		36,342	164	0	(9)
Japan Government 10-Year Bond December Futures	12/2018	29		38,308	(41)	15	(23)
U.S. Treasury 10-Year Note December Futures	12/2018	856		101,677	(1,183)	27	0

					$(2,842)	$106	$(32)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	955	$	(231,253)	$1,469	$0	$(48)
90-Day Eurodollar March Futures	03/2020	1,114		(269,685)	1,628	0	(56)
90-Day Eurodollar September Futures	09/2019	175		(42,403)	186	0	(6)
Euro-Bund 10-Year Bond December Futures	12/2018	22		(4,056)	33	0	(19)
U.S. Treasury 5-Year Note December Futures	12/2018	681		(76,597)	540	0	(37)

					$3,856	$0	$(166)

Total Futures Contracts					$1,014	$106	$(198)

34	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
Reference Entity									Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.334%	$ 600	$14	$(1)	$13	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.408	200	4	0	4	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.310	700	14	1	15	0	0

						$32	$0	$32	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	3.010%	Semi-Annual	09/28/2023	$	92,000	$0	$(271)	$(271)	$57	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		135,200	7,593	596	8,189	0	(88)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		5,900	423	293	716	0	(2)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		32,400	2,175	(7)	2,168	0	(16)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		8,900	495	126	621	0	(2)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		1,100	0	138	138	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		4,600	526	60	586	4	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		13,600	0	242	242	16	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	3,700,000	(118)	20	(98)	0	(3)

							$11,094	$1,197	$12,291	$78	$(111)

Total Swap Agreements							$11,126	$1,197	$12,323	$78	$(111)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$106	$78	$184	$0	$(198)	$(111)	$(309)

(j)

Securities with an aggregate market value of $6,612 and cash of $2,415 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	35

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2018	EUR	600		$729	$31	$0
BOA	11/2018	GBP	2,377		3,108	6	0
BPS	01/2019	JPY	1,380,000		12,251	4	0
CBK	10/2018	CAD	8,882		6,875	0	(2)
	10/2018	EUR	4,688		5,457	14	0
	10/2018		$461	EUR	394	0	(3)
	01/2019	JPY	1,750,000		$15,538	7	0
	03/2019	EUR	1,600		2,036	152	0
FBF	10/2018		700		872	59	0
GLM	01/2019	DKK	1,575		247	0	0
HUS	10/2018		8,365		1,316	14	0
	10/2018	NZD	175		116	0	0
	10/2018	TRY	25,163		5,279	1,158	0
	10/2018		$6,851	CAD	8,882	26	0
	11/2018	CAD	8,882		$6,855	0	(26)
MSB	11/2018	EUR	1,000		1,218	54	0
	12/2018	INR	8,735		123	4	0
SCX	10/2018	GBP	2,377		3,063	0	(36)
	10/2018		$1,072	DKK	6,790	0	(15)
SOG	10/2018		5,107	TRY	25,996	0	(849)
TOR	10/2018	DKK	8,282		$1,282	0	(8)
UAG	11/2018	JPY	502,834		4,564	124	0

Total Forward Foreign Currency Contracts						$1,653	$(939)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	12/19/2018	$	105,600	$234	$0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	07/09/2020		115,900	429	304
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		109,100	158	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		71,000	258	186
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		126,000	132	2
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		243,400	881	636
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		20,300	816	830

Total Purchased Options								$2,908	$1,958

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$600	$(34)	$0

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(66)	$0

36	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.190%	12/19/2018	$	22,200	$(234)	$0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960	07/09/2021		115,900	(555)	(446)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021		71,000	(345)	(284)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019		25,200	(132)	(2)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021		243,400	(1,144)	(976)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020		147,300	(816)	(890)

								$(3,226)	$(2,598)

OPTIONS ON EQUITY REPURCHASE AGREEEMENTS

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs«(2)	04/30/2019	$25,500	$(25)	$(25)

Total Written Options				$(3,351)	$(2,623)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
GST	Qatar Government International Bond	1.000%	Quarterly	12/20/2018	0.130%	$1,500	$7	$(3)	$4	$0
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2023	0.604	8,400	56	93	149	0

							$63	$90	$153	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
MYC	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$5,309	$(50)	$104	$54	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	S&P 500 Total Return Index	3,336	3-Month USD-LIBOR plus a specified spread	Quarterly	08/08/2019	$18,690	$0	$478	$478	$0
BPS	Receive	S&P 500 Total Return Index	5,947	3-Month USD-LIBOR plus a specified spread	Quarterly	04/24/2019	32,785	0	1,316	1,316	0
CBK	Receive	S&P 500 Total Return Index	4,042	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	22,477	0	752	752	0
DUB	Receive	S&P 500 Total Return Index	4,249	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	23,628	0	791	791	0
	Receive	S&P 500 Total Return Index	3,542	3-Month USD-LIBOR plus a specified spread	Quarterly	12/14/2018	19,696	0	660	660	0
FAR	Receive	S&P 500 Total Return Index	25,927	3-Month USD-LIBOR plus a specified spread	Maturity	08/22/2019	145,398	0	3,375	3,375	0
	Receive	S&P 500 Total Return Index	25,927	3-Month USD-LIBOR plus a specified spread	Maturity	02/20/2020	145,398	0	3,367	3,367	0
GST	Receive	S&P 500 Total Return Index	3,616	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	20,723	0	77	77	0
	Receive	S&P 500 Total Return Index	3,030	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	17,305	0	145	145	0
	Receive	S&P 500 Total Return Index	3,403	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	18,924	0	634	634	0
	Receive	S&P 500 Total Return Index	1,826	3-Month USD-LIBOR plus a specified spread	Quarterly	07/15/2019	10,048	0	420	420	0
	Receive	S&P 500 Total Return Index	1,489	3-Month USD-LIBOR plus a specified spread	Quarterly	10/16/2019	8,209	0	330	330	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	37

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	S&P 500 Total Return Index	1,826	3-Month USD-LIBOR plus a specified spread	Quarterly	01/15/2020	$10,049	$0	$419	$419	$0
	Receive	S&P 500 Total Return Index	3,395	3-Month USD-LIBOR plus a specified spread	Quarterly	03/12/2020	19,375	0	167	167	0
MYI	Receive	S&P 500 Total Return Index	1,405	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	7,746	0	313	313	0
	Receive	S&P 500 Total Return Index	9,008	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	51,623	0	193	193	0
SOG	Receive	S&P 500 Total Return Index	26,683	3-Month USD-LIBOR plus a specified spread	Quarterly	06/06/2019	152,915	0	600	600	0
	Receive	S&P 500 Total Return Index	25,902	3-Month USD-LIBOR plus a specified spread	Maturity	07/11/2019	141,119	0	7,076	7,076	0

								$0	$21,113	$21,113	$0

Total Swap Agreements								$13	$21,307	$21,320	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$31	$0	$0	$31	$0	$0	$0	$0	$31	$0	$31
BOA	6	0	478	484	0	0	0	0	484	(600)	(116)
BPS	4	0	1,316	1,320	0	0	0	0	1,320	(1,232)	88
CBK	173	0	752	925	(5)	0	0	(5)	920	(820)	100
DUB	0	304	1,451	1,755	0	(446)	0	(446)	1,309	(2,980)	(1,671)
FAR	0	0	6,742	6,742	0	0	0	0	6,742	(6,792)	(50)
FBF	59	0	0	59	0	0	0	0	59	0	59
FOB	0	0	0	0	0	(25)	0	(25)	(25)	0	(25)
GLM	0	188	0	188	0	(286)	0	(286)	(98)	0	(98)
GST	0	0	2,196	2,196	0	0	0	0	2,196	(2,190)	6
HUS	1,198	0	0	1,198	(26)	0	0	(26)	1,172	(1,240)	(68)
MSB	58	0	0	58	0	0	0	0	58	0	58
MYC	0	1,466	54	1,520	0	(1,866)	0	(1,866)	(346)	298	(48)
MYI	0	0	506	506	0	0	0	0	506	(560)	(54)
NGF	0	0	149	149	0	0	0	0	149	0	149
SCX	0	0	0	0	(51)	0	0	(51)	(51)	0	(51)
SOG	0	0	7,676	7,676	(849)	0	0	(849)	6,827	(6,890)	(63)
TOR	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
UAG	124	0	0	124	0	0	0	0	124	0	124

Total Over the Counter	$1,653	$1,958	$21,320	$24,931	$(939)	$(2,623)	$0	$(3,562)

(l)

Securities with an aggregate market value of $324 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

38	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$106	$106
Swap Agreements	0	0	0	0	78	78

	$0	$0	$0	$0	$184	$184

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,653	$0	$1,653
Purchased Options	0	0	0	0	1,958	1,958
Swap Agreements	0	207	21,113	0	0	21,320

	$0	$207	$21,113	$1,653	$1,958	$24,931

	$0	$207	$21,113	$1,653	$2,142	$25,115

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$9	$0	$189	$198
Swap Agreements	0	0	0	0	111	111

	$0	$0	$9	$0	$300	$309

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$939	$0	$939
Written Options	0	0	25	0	2,598	2,623

	$0	$0	$25	$939	$2,598	$3,562

	$0	$0	$34	$939	$2,898	$3,871

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(70)	$(70)
Written Options	0	0	0	0	223	223
Futures	0	0	587	0	782	1,369
Swap Agreements	0	9	0	0	1,702	1,711

	$0	$9	$587	$0	$2,637	$3,233

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(960)	$0	$(960)
Purchased Options	0	0	0	0	(409)	(409)
Written Options	0	0	24	0	(723)	(699)
Swap Agreements	0	81	99,383	0	0	99,464

	$0	$81	$99,407	$(960)	$(1,132)	$97,396

	$0	$90	$99,994	$(960)	$1,505	$100,629

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	39

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

September 30, 2018 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$467	$0	$696	$1,163
Swap Agreements	0	5	0	0	921	926

	$0	$5	$467	$0	$1,617	$2,089

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,337	$0	$3,337
Purchased Options	0	0	0	0	(98)	(98)
Written Options	0	0	0	0	569	569
Swap Agreements	0	101	(17,817)	0	0	(17,716)

	$0	$101	$(17,817)	$3,337	$471	$(13,908)

	$0	$106	$(17,350)	$3,337	$2,088	$(11,819)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$169	$3,288	$3,457
Corporate Bonds & Notes
Banking & Finance	0	175,756	0	175,756
Industrials	0	91,106	0	91,106
Utilities	0	21,165	0	21,165
Municipal Bonds & Notes
California	0	3,103	0	3,103
U.S. Government Agencies	0	141,981	0	141,981
U.S. Treasury Obligations	0	60,551	0	60,551
Non-Agency Mortgage-Backed Securities	0	21,523	0	21,523
Asset-Backed Securities	0	87,216	0	87,216
Sovereign Issues	0	22,684	0	22,684
Short-Term Instruments
Certificates of Deposit	0	2,806	0	2,806
Commercial Paper	0	2,896	0	2,896
Repurchase Agreements	0	8,668	0	8,668
Short-Term Notes	0	1,301	0	1,301
Argentina Treasury Bills	0	796	0	796
Greece Treasury Bills	0	4,520	0	4,520
Japan Treasury Bills	0	27,563	0	27,563
U.S. Treasury Bills	0	734	0	734

	$0	$674,538	$3,288	$677,826

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$313,564	$0	$0	$313,564

Total Investments	$313,564	$674,538	$3,288	$991,390

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$106	$78	$0	$184
Over the counter	0	24,931	0	24,931

	$106	$25,009	$0	$25,115

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(198)	(111)	0	(309)
Over the counter	0	(3,537)	(25)	(3,562)

	$(198)	$(3,648)	$(25)	$(3,871)

Total Financial Derivative Instruments	$(92)	$21,361	$(25)	$21,244

Totals	$313,472	$695,899	$3,263	$1,012,634

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

40	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 82.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC
4.250% (LIBOR03M + 2.000%) due 04/30/2025 ~		$880	$882
Toyota Motor Credit Corp.
2.966% (LIBOR03M + 0.580%) due 09/28/2020 «~		2,600	2,591

Total Loan Participations and Assignments (Cost $3,465)			3,473

CORPORATE BONDS & NOTES 9.1%

BANKING & FINANCE 5.2%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,200	1,163
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,823
Bank of America Corp.
2.650% due 04/01/2019		11,900	11,902
Bank of Ireland
7.375% due 06/18/2020 •(f)(g)	EUR	400	503
Barclays Bank PLC
10.179% due 06/12/2021		$2,800	3,191
14.000% due 06/15/2019 •(f)	GBP	700	987
Barclays PLC
3.200% due 08/10/2021		$1,100	1,081
3.695% (US0003M + 1.380%) due 05/16/2024 ~		3,400	3,385
4.972% due 05/16/2029 •		1,400	1,384
6.500% due 09/15/2019 •(f)(g)	EUR	1,000	1,199
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,100	2,117
Citigroup, Inc.
3.344% (US0003M + 1.023%) due 06/01/2024 ~		3,500	3,519
4.044% due 06/01/2024 •		1,000	1,005
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	1,400	1,715
6.625% due 06/29/2021 •(f)(g)		1,200	1,550
Credit Suisse Group AG
7.500% due 07/17/2023 •(f)(g)		$1,600	1,650
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	579
Danske Bank A/S
3.394% (US0003M + 1.060%) due 09/12/2023 ~		1,400	1,387
Deutsche Bank AG
3.541% (US0003M + 1.230%) due 02/27/2023 ~		5,000	4,885
4.250% due 10/14/2021		4,500	4,483
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	1,286
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		$1,500	1,486
3.296% (US0003M + 0.930%) due 09/24/2020 ~		2,900	2,904
Goldman Sachs Group, Inc.
3.484% (US0003M + 1.170%) due 11/15/2021 ~		1,800	1,821
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,603
3.322% (US0003M + 1.000%) due 05/18/2024 ~		600	599
3.400% due 03/08/2021		700	699
4.292% due 09/12/2026 •		1,300	1,287
4.300% due 03/08/2026		600	598
4.750% due 07/04/2029 •(f)(g)	EUR	800	907
5.875% due 09/28/2026 •(f)(g)	GBP	1,400	1,838
6.500% due 03/23/2028 •(f)(g)		$900	870
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~		3,400	3,409

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.237% (US0003M + 0.890%) due 07/23/2024 ~		$3,100	$3,113
3.797% due 07/23/2024 •		1,200	1,200
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~		2,300	2,307
4.050% due 08/16/2023		2,200	2,186
4.550% due 08/16/2028		2,100	2,074
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		1,000	960
2.987% (US0003M + 0.650%) due 07/13/2022 ~		1,700	1,704
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		2,400	2,417
4.519% due 06/25/2024 •		1,500	1,497
4.892% due 05/18/2029 •		1,900	1,891
5.076% due 01/27/2030 •		1,500	1,505
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,137
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		400	384
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	480	648
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		$400	396
3.264% (US0003M + 0.950%) due 08/15/2023 ~		2,200	2,210
4.125% due 09/24/2025		500	497

			96,941

INDUSTRIALS 2.2%
AbbVie, Inc.
3.200% due 11/06/2022		100	98
Allergan Funding SCS
3.450% due 03/15/2022		1,500	1,492
Allergan Sales LLC
4.875% due 02/15/2021		233	240
BAT Capital Corp.
2.764% due 08/15/2022		700	675
3.194% (US0003M + 0.880%) due 08/15/2022 ~		1,200	1,210
Charter Communications Operating LLC
3.986% (US0003M + 1.650%) due 02/01/2024 ~		4,000	4,080
4.464% due 07/23/2022		500	509
4.908% due 07/23/2025		2,300	2,338
CVS Health Corp.
3.500% due 07/20/2022		100	99
3.700% due 03/09/2023		2,600	2,591
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~		3,600	3,600
Enbridge, Inc.
3.034% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,305
GATX Corp.
3.061% (US0003M + 0.720%) due 11/05/2021 ~		2,500	2,507
Imperial Brands Finance PLC
2.950% due 07/21/2020		1,900	1,882
INEOS Finance PLC
2.125% due 11/15/2025	EUR	2,000	2,267
Kraft Heinz Foods Co.
3.500% due 07/15/2022		$100	99
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~		1,700	1,705
Sands China Ltd.
5.125% due 08/08/2025		2,900	2,897
5.400% due 08/08/2028		2,200	2,194
SASOL Financing USA LLC
5.875% due 03/27/2024		900	918

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$680	$673
2.400% due 09/23/2021		860	832
Southern Co.
3.037% (US0003M + 0.700%) due 09/30/2020 ~		100	100
Tesco PLC
6.125% due 02/24/2022	GBP	100	146
United Technologies Corp.
2.965% (US0003M + 0.650%) due 08/16/2021 ~		$500	501
3.650% due 08/16/2023		1,700	1,693
3.950% due 08/16/2025		400	398
4.125% due 11/16/2028		1,800	1,792
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		1,700	1,633

			40,474

UTILITIES 1.7%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~		5,700	5,753
3.289% (US0003M + 0.950%) due 07/15/2021 ~		4,300	4,353
3.514% (US0003M + 1.180%) due 06/12/2024 ~		3,700	3,720
BellSouth Corp.
4.333% due 04/26/2021		5,900	5,944
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~		2,100	2,106
FirstEnergy Corp.
2.850% due 07/15/2022		800	774
Petrobras Global Finance BV
5.299% due 01/27/2025		106	99
5.999% due 01/27/2028		2,451	2,266
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~		2,500	2,498
Southern Power Co.
2.888% (US0003M + 0.550%) due 12/20/2020 ~		2,700	2,701
Verizon Communications, Inc.
3.414% (US0003M + 1.100%) due 05/15/2025 ~		1,600	1,615

			31,829

Total Corporate Bonds & Notes (Cost $169,822)			169,244

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	145
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		100	122
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		500	512

			779

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		300	382
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		500	545
7.750% due 01/01/2042		600	643

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	41

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	$200	$239

		1,809

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	512

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	141

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,162

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	202

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	500	501

Total Municipal Bonds & Notes (Cost $4,561)		5,106

U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae
2.276% due 12/25/2036 •	20	20
2.310% due 08/01/2022	100	97
2.566% due 07/25/2037 - 03/25/2044 •	109	109
2.596% due 07/25/2037 •	38	38
2.616% due 09/25/2035 •	91	91
2.626% due 09/25/2035 •	169	170
2.936% due 06/25/2037 •	252	256
2.946% due 06/25/2040 •	335	341
2.947% due 07/01/2044 •	14	14
2.960% due 05/01/2022	3,764	3,725
2.966% due 01/25/2040 •	641	652
3.155% due 05/01/2022	927	920
3.299% due 05/01/2036 •	1	1
3.500% due 12/01/2047 - 08/01/2048	71,498	70,426
3.750% due 07/25/2042	5,253	5,099
3.845% due 01/01/2036 •	26	28
3.914% due 05/25/2035 ~	8	8
4.279% due 12/01/2036 •	6	6
4.329% due 08/01/2033 •	12	13
4.420% due 09/01/2033 •	28	30
4.498% due 07/01/2019	297	299
4.841% due 06/01/2033 •	111	115
5.000% due 04/25/2033 - 04/01/2038	17	19
5.090% due 09/01/2034 •	3	3
5.500% due 03/01/2034 - 07/01/2035	111	120
6.000% due 08/01/2036 - 02/01/2038	124	136
6.500% due 10/01/2035 - 10/01/2036	166	181
Fannie Mae, TBA
3.500% due 10/01/2048 - 11/01/2048	165,700	162,954
4.000% due 10/01/2048 - 12/01/2048	54,200	54,647
FDIC Structured Sale Guaranteed Notes
2.576% due 11/29/2037 •	121	121

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
2.728% due 06/15/2041 •	$105	$106
2.858% due 08/15/2037 •	151	153
2.868% due 10/15/2037 •	28	28
2.878% due 05/15/2037 - 09/15/2037 •	176	179
2.913% due 02/25/2045 •	16	16
3.967% due 03/01/2034 •	55	57
4.500% due 03/01/2029	45	46
5.500% due 08/15/2030 - 07/01/2038	33	36
Ginnie Mae
3.375% due 03/20/2027 •	1	1
5.000% due 04/15/2036 - 09/15/2039	1,601	1,696
Small Business Administration
5.520% due 06/01/2024	77	79

Total U.S. Government Agencies (Cost $304,115)		303,036

U.S. TREASURY OBLIGATIONS 18.2%
U.S. Treasury Bonds
3.000% due 08/15/2048	600	577
4.375% due 05/15/2040	8,200	9,744
4.625% due 02/15/2040	5,900	7,235
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (j)	6,805	6,668
0.125% due 01/15/2022 (j)	21,712	21,182
0.125% due 04/15/2022	30,051	29,208
0.125% due 07/15/2022 (j)	62,463	60,972
0.125% due 07/15/2024	25,366	24,381
0.375% due 07/15/2023 (j)	17,131	16,803
0.375% due 01/15/2027	19,926	19,039
0.375% due 07/15/2027	4,636	4,433
0.500% due 01/15/2028	1,635	1,570
1.000% due 02/15/2048	17,373	17,176
1.750% due 01/15/2028	5,052	5,413
2.375% due 01/15/2025	4,011	4,372
2.375% due 01/15/2027	3,374	3,761
2.500% due 01/15/2029	29,696	34,168
3.625% due 04/15/2028	156	194
U.S. Treasury Notes
1.750% due 05/15/2023 (l)	2,140	2,031
2.000% due 11/15/2026	12,400	11,477
2.125% due 09/30/2021 (j)(l)	2,200	2,152
2.125% due 05/15/2025	22,100	20,935
2.250% due 12/31/2023 (l)	6,300	6,084
2.250% due 08/15/2027	17,100	16,041
2.375% due 08/15/2024	9,600	9,286
2.750% due 02/15/2024 (l)	4,700	4,652

Total U.S. Treasury Obligations (Cost $349,805)		339,554

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
American Home Mortgage Investment Trust
4.534% due 02/25/2045 •	42	43
Banc of America Funding Trust
3.929% due 01/20/2047 ^~	91	87
4.205% due 05/25/2035 ~	47	49
Bear Stearns Adjustable Rate Mortgage Trust
3.823% due 01/25/2034 ~	1	1
3.833% due 04/25/2033 ~	1	1
4.144% due 01/25/2034 ~	30	30
Bear Stearns ALT-A Trust
2.556% due 08/25/2036 ^•	2,023	2,110
3.972% due 05/25/2035 ~	241	243
4.187% due 09/25/2035 ~	52	43
ChaseFlex Trust
2.516% due 07/25/2037 •	534	502
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018 Ø	2	3
Citigroup Mortgage Loan Trust
4.820% due 10/25/2035 •	15	15
Countrywide Alternative Loan Trust
2.336% due 06/25/2036 •	2,587	2,428
2.375% due 03/20/2046 •	4,946	4,502

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.395% due 05/20/2046 ^•		$119	$98
2.396% due 05/25/2047 •		271	266
3.405% due 08/25/2035 •		8,276	8,180
6.000% due 10/25/2033		12	13
6.000% due 12/25/2034		4,999	5,030
6.000% due 12/25/2035 ^		3,665	3,509
Countrywide Home Loan Mortgage Pass-Through Trust
3.609% due 02/20/2035 ~		104	105
4.592% due 02/20/2036 ^•		32	28
Credit Suisse Mortgage Capital Certificates
3.429% due 02/27/2037 ~		927	937
First Horizon Mortgage Pass-Through Trust
4.277% due 08/25/2035 ~		43	36
Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	194	206
GSMPS Mortgage Loan Trust
2.566% due 01/25/2036 •		$2,411	2,160
GSR Mortgage Loan Trust
3.608% due 06/25/2034 ~		45	44
4.176% due 11/25/2035 ~		46	47
4.222% due 11/25/2035 ^~		167	156
6.000% due 03/25/2037 ^		33	29
HarborView Mortgage Loan Trust
2.608% due 05/19/2035 •		1,430	1,397
Impac CMB Trust
3.216% due 07/25/2033 •		16	16
IndyMac Mortgage Loan Trust
2.406% due 09/25/2046 •		340	321
2.836% due 06/25/2034 •		168	169
JPMorgan Mortgage Trust
3.773% due 11/25/2035 ~		116	114
3.919% due 07/25/2035 ~		808	833
4.484% due 08/25/2034 ~		564	571
5.750% due 01/25/2036 ^		32	26
Merrill Lynch Mortgage Investors Trust
2.426% due 02/25/2036 •		66	64
2.466% due 11/25/2035 •		27	26
3.539% due 02/25/2035 ~		713	743
4.034% due 12/25/2032 •		1	1
Prime Mortgage Trust
2.616% due 02/25/2034 •		7	7
Residential Accredit Loans, Inc. Trust
2.386% due 01/25/2037 •		2,576	2,407
2.401% due 08/25/2036 •		736	678
Structured Adjustable Rate Mortgage Loan Trust
4.181% due 08/25/2035 ~		59	59
Structured Asset Mortgage Investments Trust
2.418% due 07/19/2035 •		289	282
Thornburg Mortgage Securities Trust
4.158% due 06/25/2047 ^•		487	448
WaMu Mortgage Pass-Through Certificates Trust
2.268% due 02/27/2034 •		29	29
2.506% due 10/25/2045 •		28	28
2.586% due 05/25/2034 •		2,220	2,036
2.845% due 02/25/2046 •		116	117
3.045% due 11/25/2042 •		18	17
3.245% due 08/25/2042 •		10	10
3.743% due 07/25/2037 ~		9,928	9,154
Washington Mutual Mortgage Pass-Through Certificates Trust
2.675% due 11/25/2046 •		9,129	8,439
Wells Fargo Mortgage-Backed Securities Trust
3.804% due 01/25/2035 ~		56	57
3.964% due 03/25/2036 ~		74	75
4.263% due 07/25/2036 ^~		583	573

Total Non-Agency Mortgage-Backed Securities (Cost $53,209)			59,598

ASSET-BACKED SECURITIES 9.3%
ACE Securities Corp. Home Equity Loan Trust
2.346% due 12/25/2036 •		6,237	4,192
Allegro CLO Ltd.
3.559% due 01/30/2026 •		911	912
Americredit Automobile Receivables Trust
2.429% due 08/19/2019		9,464	9,462

42	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Apidos CLO
3.467% due 07/22/2026 •	$1,000	$1,001
Argent Securities Trust
2.486% due 05/25/2036 •	6,665	2,504
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.596% due 02/25/2036 •	1,512	1,189
Asset-Backed Securities Corp. Home Equity Loan Trust
3.176% due 07/25/2035 •	300	300
Bayview Financial Asset Trust
2.666% due 03/25/2037 •	736	725
Bear Stearns Asset-Backed Securities Trust
3.040% due 10/25/2036 ~	350	259
3.166% due 10/25/2037 •	2,688	2,344
CIFC Funding Ltd.
3.195% due 10/25/2027 •	2,200	2,197
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •	3,190	3,227
Citigroup Mortgage Loan Trust, Inc.
2.476% due 03/25/2037 •	1,448	1,328
Countrywide Asset-Backed Certificates
2.346% due 12/25/2036 ^•	2,200	2,030
2.356% due 05/25/2037 •	4,325	4,175
2.356% due 07/25/2037 ^•	6,729	5,984
2.356% due 06/25/2047 ^•	1,291	1,189
2.366% due 04/25/2047 •	385	371
2.466% due 06/25/2047 •	1,600	1,490
2.476% due 12/25/2036 •	5,200	5,009
Countrywide Asset-Backed Certificates Trust
2.366% due 02/25/2037 •	212	212
2.376% due 03/25/2037 •	420	417
Credit Suisse First Boston Mortgage Securities Corp.
2.836% due 01/25/2032 •	8	8
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	2,414	2,443
Credit-Based Asset Servicing & Securitization Trust
2.466% due 07/25/2036 •	2,000	1,877
First NLC Trust
2.706% due 02/25/2036 •	14,622	10,331
Fremont Home Loan Trust
2.276% due 01/25/2037 •	8	5
Halcyon Loan Advisors Funding Ltd.
3.447% due 10/22/2025 •	800	800
HSI Asset Securitization Corp. Trust
2.366% due 12/25/2036 •	10,262	8,224
JPMorgan Mortgage Acquisition Trust
2.351% due 07/25/2036 •	1,669	1,381
2.426% due 03/25/2037 •	2,225	2,223
Long Beach Mortgage Loan Trust
2.776% due 10/25/2034 •	12	12
2.976% due 08/25/2045 •	4,575	4,611
MASTR Asset-Backed Securities Trust
2.316% due 11/25/2036 •	11,348	8,007
Morgan Stanley ABS Capital, Inc. Trust
2.346% due 02/25/2037 •	3,794	3,550
2.366% due 06/25/2036 •	2,288	1,560
2.396% due 02/25/2037 •	1,766	869
2.431% due 03/25/2037 •	11,314	5,930
2.446% due 09/25/2036 •	973	612
Mountain Hawk CLO Ltd.
3.533% due 04/18/2025 •	1,228	1,229
Navient Private Education Loan Trust
2.558% due 12/16/2058 •	783	784
OHA Credit Partners Ltd.
3.358% due 10/20/2025 •	401	401
OHA Loan Funding Ltd.
3.697% due 01/23/2027 •	1,000	1,002
RAAC Trust
2.696% due 03/25/2037 •	596	598
Residential Asset Securities Corp. Trust
2.656% due 12/25/2035 •	10,019	9,616
2.686% due 11/25/2035 •	13,000	12,430
Saxon Asset Securities Trust
2.666% due 11/25/2037 •	3,580	3,414
Securitized Asset-Backed Receivables LLC Trust
2.306% due 05/25/2037 •	15,079	9,967
2.466% due 05/25/2036 •	3,531	2,295

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Private Education Loan Trust
5.408% due 05/16/2044 •		$58	$59
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	196	228
Soundview Home Loan Trust
3.056% due 08/25/2035 •		$2,989	2,826
3.296% due 07/25/2035 •		3,290	3,342
Structured Asset Investment Loan Trust
2.366% due 09/25/2036 •		1,843	1,787
Structured Asset Securities Corp. Mortgage Loan Trust
2.536% due 05/25/2037 •		448	446
2.556% due 02/25/2036 •		2,617	2,625
2.866% due 04/25/2031 •		4,830	4,731
Telos CLO Ltd.
3.286% due 04/17/2028 •		2,700	2,700
TICP CLO Ltd.
3.199% due 04/20/2028 •		1,800	1,792
Venture CLO Ltd.
3.159% due 04/15/2027 •		9,600	9,559

Total Asset-Backed Securities (Cost $159,770)			174,791

SOVEREIGN ISSUES 2.4%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		6,550	3,876
5.875% due 01/11/2028		3,100	2,463
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,923	91
43.077% (ARLLMONP) due 06/21/2020 ~		68,723	1,941
Brazil Government International Bond
5.625% due 02/21/2047		$2,300	2,041
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	17,257	4,319
6.000% due 05/15/2055 (e)		13,178	3,288
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,227
Israel Government International Bond
4.125% due 01/17/2048		700	671
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	1,974,551	18,187
Province of Ontario
1.650% due 09/27/2019		$900	889
Qatar Government International Bond
5.250% due 01/20/2020		1,600	1,644
Saudi Government International Bond
4.000% due 04/17/2025		1,500	1,504
4.500% due 04/17/2030		1,600	1,610
5.000% due 04/17/2049		800	814

Total Sovereign Issues (Cost $52,296)			45,565

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)		40,000	0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.3%

COMMERCIAL PAPER 2.0%
Bank of Montreal
1.723% due 10/04/2018	CAD	7,700	5,960
Ford Motor Credit Co.
2.900% due 02/19/2019		$9,300	9,190
HSBC Holdings PLC
1.749% due 10/04/2018	CAD	2,900	2,245
1.752% due 10/05/2018		2,100	1,625

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Keurig Dr Pepper
2.369% due 10/02/2018		$3,000	$2,999
Mondelez International, Inc.
2.515% due 11/15/2018		4,100	4,086
Royal Bank of Canada
1.684% due 10/22/2018	CAD	4,000	3,093
1.723% due 10/04/2018		2,300	1,780
Royal Caribbean Cruise
2.650% due 10/05/2018		$1,000	1,000
2.694% due 10/02/2018		3,000	2,999
Schlumberger Holdings
2.441% due 10/05/2018		800	800
Virginia Electric & Power Co.
2.327% due 10/02/2018		1,200	1,200

			36,977

REPURCHASE AGREEMENTS (h) 17.7%
			331,273

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
45.000% due 11/21/2018 (d)	ARS	265	6

ARGENTINA TREASURY BILLS 0.1%
(1.826)% due 01/31/2019 - 02/28/2019 (b)(c)		6,439	158
2.974% due 11/16/2018 (c)(d)		$1,500	1,493

			1,651

GREECE TREASURY BILLS 0.5%
1.005% due 10/05/2018 - 03/15/2019 (b)(c)	EUR	7,700	8,924

JAPAN TREASURY BILLS 3.0%
(0.202)% due 01/09/2019 (b)(c)	JPY	6,300,000	55,479

Total Short-Term Instruments (Cost $434,531)			434,310

Total Investments in Securities (Cost $1,531,574)			1,534,677

		SHARES
INVESTMENTS IN AFFILIATES 37.9%

SHORT-TERM INSTRUMENTS 37.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 37.9%
PIMCO Short Asset Portfolio		23,874,556	239,175
PIMCO Short-Term Floating NAV Portfolio III		47,440,775	469,047

Total Short-Term Instruments (Cost $707,877)			708,222

Total Investments in Affiliates (Cost $707,877)			708,222

Total Investments 120.1% (Cost $2,239,451)			$2,242,899

Financial Derivative Instruments (i)(k) 2.3% (Cost or Premiums, net $6,366)			42,448

Other Assets and Liabilities, net (22.4)%			(418,292)

Net Assets 100.0%			$1,867,055

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	43

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	2.330%	09/28/2018	10/01/2018	$29,400	U.S. Treasury Bonds 2.875% due 08/15/2045	$(29,793)	$29,400	$29,406
BOS	2.330	09/28/2018	10/01/2018	9,300	U.S. Treasury Bonds 3.000% due 02/15/2047	(9,495)	9,300	9,302
DEU	2.290	10/01/2018	10/02/2018	100,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(103,055)	100,000	100,006
	2.340	09/28/2018	10/01/2018	79,600	U.S. Treasury Bonds 3.000% due 05/15/2045	(82,003)	79,600	79,615
FICC	1.750	09/28/2018	10/01/2018	901	U.S. Treasury Notes 2.750% due 07/31/2023	(920)	901	901
JPS	2.180	09/27/2018	10/04/2018	1,272	U.S. Treasury Notes 2.750% due 02/15/2028	(1,273)	1,272	1,272
	2.340	09/28/2018	10/01/2018	20,400	U.S. Treasury Notes 1.875% due 02/28/2022	(20,861)	20,400	20,404
SGY	2.330	09/28/2018	10/01/2018	90,400	U.S. Treasury Bonds 3.000% due 11/15/2045	(92,013)	90,400	90,418

Total Repurchase Agreements						$(339,413)	$331,273	$331,324

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	2.750%	02/15/2028	$1,300	$(1,264)	$(1,273)
U.S. Treasury Notes	2.875	07/31/2025	1,500	(1,487)	(1,495)
U.S. Treasury Notes	2.875	05/15/2028	1,700	(1,674)	(1,694)
U.S. Treasury Notes	2.875	08/15/2028	1,700	(1,678)	(1,684)

Total Short Sales (0.3)%				$(6,103)	$(6,146)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BCY	$29,406	$0	$0	$0	$29,406	$(29,793)	$(387)
BOS	9,302	0	0	0	9,302	(9,495)	(193)
DEU	179,621	0	0	0	179,621	(185,058)	(5,437)
FICC	901	0	0	0	901	(920)	(19)
JPS	21,676	0	0	0	21,676	(22,134)	(458)
SGY	90,418	0	0	0	90,418	(92,013)	(1,595)

44	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Master Securities Forward Transaction Agreement
BPG	$0	$0	$0	$(1,684)	$(1,684)	$0	$(1,684)
NOM	0	0	0	(4,462)	(4,462)	0	(4,462)

Total Borrowings and Other Financing Transactions	$331,324	$0	$0	$(6,146)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $37 of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(2,435) at a weighted average interest rate of 0.766%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	3,563	$	867,056	$(5,137)	$133	$0
90-Day Eurodollar March Futures	03/2019	3,006		730,157	(3,423)	113	0
90-Day Eurodollar September Futures	09/2020	847		205,048	(688)	32	0
E-mini S&P 500 Index December Futures	12/2018	527		76,916	384	45	(18)
Euro-Bobl December Futures	12/2018	299		45,373	(223)	114	(14)
Euro-Bund 10-Year Bond December Futures	12/2018	350		64,527	(580)	305	0
Japan Government 10-Year Bond December Futures	12/2018	197		260,233	(274)	104	(156)
U.S. Treasury 5-Year Note December Futures	12/2018	1,772		199,308	(1,680)	97	0
U.S. Treasury 10-Year Note December Futures	12/2018	1,790		212,618	(2,424)	56	0

					$(14,045)	$999	$(188)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	3,563	$	(862,780)	$7,649	$0	$(178)
90-Day Eurodollar March Futures	03/2020	3,006		(727,715)	4,392	0	(150)
90-Day Eurodollar September Futures	09/2021	847		(205,143)	422	0	(21)
Australia Government 10-Year Bond December Futures	12/2018	335		(31,202)	234	0	(159)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	349		(61,206)	569	4	(195)
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	291		(145)	32	88	0
U.S. Treasury 2-Year Note December Futures	12/2018	304		(64,063)	134	0	(14)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	529		(81,615)	2,339	182	0
United Kingdom Long Gilt December Futures	12/2018	3		(473)	6	0	(1)

					$15,777	$274	$(718)

Total Futures Contracts					$1,732	$1,273	$(906)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	06/20/2019	0.509%	EUR	3,000	$(9)	$23	$14	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	45

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-23 5-Year Index	1.000%	Quarterly	12/20/2019	$400	$6	$(2)	$4	$0	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	24,080	$(54)	$(98)	$(152)	$11	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		12,650	(30)	(51)	(81)	6	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		17,400	(43)	(70)	(113)	8	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	75,800	(88)	(120)	(208)	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		205,200	(399)	1,450	1,051	0	(29)
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		26,300	(218)	269	51	0	(5)
Pay(5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		437,000	72	(1,331)	(1,259)	54	0
Receive(5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		437,000	(15)	912	897	0	(48)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		8,300	312	34	346	0	(4)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		163,200	0	(480)	(480)	101	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,400	153	(1,243)	(1,090)	13	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		169,000	(17)	1,656	1,639	0	(119)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		52,700	0	494	494	0	(37)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		116,000	6,432	660	7,092	0	(66)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,400	2	73	75	0	(1)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(153)	908	755	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		23,000	(364)	1,335	971	0	(14)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028		123,700	2	6,360	6,362	0	(80)
Receive(5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		30,600	0	535	535	0	(11)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		1,400	(60)	(47)	(107)	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		11,800	1,349	154	1,503	11	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		24,200	0	431	431	27	0
Pay(5)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	19,400	13	26	39	63	0
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		30,200	(24)	482	458	99	0
Receive(5)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		43,500	0	(90)	(90)	0	(130)
Receive(5)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		79,600	24	(399)	(375)	0	(238)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		28,100	(426)	409	(17)	160	0
Pay(5)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		78,700	23	(49)	(26)	202	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		9,100	213	(78)	135	0	(124)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	367,500	799	(417)	382	4	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,300	(128)	63	(65)	0	0
Receive(5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		367,500	25	1,150	1,175	46	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		15,900	(878)	393	(485)	4	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		14,500	233	133	366	0	(23)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		4,800	(53)	(3)	(56)	0	(13)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		20,200	(231)	(10)	(241)	0	(55)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		4,100	(25)	37	12	0	(31)
Pay(5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	44,650,000	1,284	(121)	1,163	23	0
Receive(5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		17,760,000	(378)	214	(164)	0	(29)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		2,630,000	(158)	82	(76)	7	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		23,640,000	(786)	163	(623)	0	(21)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,070,000	1,116	(28)	1,088	0	(13)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	9,200	80	94	174	4	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		3,050	(4)	(1)	(5)	0	(6)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,050	8	(13)	(5)	6	0
Receive	UKRPI	3.490	Maturity	09/15/2028	GBP	23,300	(3)	(39)	(42)	0	(39)

							$7,605	$13,829	$21,434	$854	$(1,137)

Total Swap Agreements							$7,602	$13,850	$21,452	$854	$(1,137)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,273	$854	$2,127	$0	$(906)	$(1,137)	$(2,043)

46	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

(j)

Securities with an aggregate market value of $22,199 and cash of $3,277 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	11/2018	EUR	1,100		$1,337	$57	$0
BOA	10/2018	CAD	11,711		8,893	0	(174)
	10/2018	RUB	271,159		4,131	0	(2)
	10/2018		$6,563	AUD	9,044	0	(26)
	11/2018	AUD	9,044		$6,564	26	0
	11/2018		$18,082	NOK	150,965	500	0
BPS	10/2018		1,739	ARS	66,257	0	(139)
	10/2018		18,037	EUR	15,314	0	(257)
	10/2018		5,467	TRY	39,346	977	0
	11/2018	EUR	15,314		$18,081	258	0
	12/2018	JPY	1,250,000		11,392	324	0
	12/2018	KRW	44,459,480		39,799	0	(340)
	01/2019	JPY	2,780,000		24,680	9	0
BRC	11/2018		$13	MXN	244	0	0
	12/2018	ARS	982		$24	2	0
CBK	10/2018	CAD	26,617		20,605	1	(5)
	10/2018	EUR	15,314		17,883	103	0
	10/2018	RUB	553,856		8,310	0	(133)
	10/2018		$17,265	RUB	1,081,858	0	(774)
	11/2018		5,605	AUD	7,765	9	0
	12/2018	CNH	109,144		$15,856	43	0
	12/2018	JPY	2,120,000		19,339	569	0
	12/2018		$30,536	JPY	3,370,000	0	(699)
	01/2019	JPY	3,520,000		$31,253	15	0
	03/2019	EUR	3,100		3,946	295	0
FBF	10/2018		1,500		1,868	126	0
GLM	10/2018	AUD	12,202		8,829	8	0
	10/2018	TRY	12,341		1,987	0	(34)
	10/2018		$2,109	CAD	2,721	0	(2)
	10/2018		3,375	KRW	3,774,806	28	0
	11/2018	GBP	1,715		$2,256	17	0
	12/2018		$2,215	KRW	2,471,735	17	0
HUS	10/2018	BRL	32,981		$8,035	0	(132)
	10/2018	CAD	12,900		9,788	0	(200)
	10/2018	TRY	62,115		13,032	2,858	0
	10/2018		$7,994	BRL	32,981	173	0
	10/2018		24,379	CAD	31,607	92	0
	11/2018	BRL	32,981		$7,971	0	(176)
	11/2018	CAD	31,607		24,394	0	(93)
	11/2018		$15,615	ZAR	210,541	0	(788)
	12/2018	HKD	1,209		$154	0	0
	12/2018		$24,305	CNH	165,776	0	(286)
	12/2018		6,985	KRW	7,806,642	63	0
	01/2021	BRL	1,770		$273	0	(117)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	47

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
IND	10/2018	CAD	2,100		1,594	$0	$(32)
JPM	10/2018	EUR	394		463	6	0
	10/2018	JPY	72,300		647	11	0
	10/2018	RUB	233,183		3,558	3	0
	10/2018		$2,296	AUD	3,158	0	(13)
	10/2018		15,362	GBP	11,653	0	(173)
	10/2018		19,264	JPY	2,174,130	0	(129)
	11/2018	GBP	9,366		$12,355	131	0
	11/2018	JPY	2,174,130		19,308	130	0
	12/2018		$3,182	SGD	4,350	6	0
	03/2019	EUR	12,371		$14,765	209	0
MSB	11/2018		2,000		2,436	108	0
NGF	12/2018	SGD	54,042		39,517	0	(82)
SCX	11/2018		$14,458	RUB	970,778	293	0
SOG	10/2018	GBP	11,653		$15,018	0	(171)
	12/2018		$2,862	RUB	195,235	96	0
SSB	10/2018	JPY	2,101,830		$18,940	441	0
UAG	10/2018	TRY	71,007		10,779	0	(920)

Total Forward Foreign Currency Contracts						$8,004	$(5,897)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.750	11/02/2018	$	26,297	$184	$17
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	8,020	241	83
	Put - OTC USD versus MXN	MXN	18.600	10/29/2018	$	17,760	366	140
	Put - OTC USD versus ZAR	ZAR	13.040	10/05/2018		9,853	103	0
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	7,766	72	74

							$966	$314

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	9,200	$242	$10
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	07/09/2020	$	380,500	1,408	998
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	6,600	175	19
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	405,000	584	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		233,400	848	610
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		248,500	261	5
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	10,000	267	23
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	$	800,000	2,896	2,091
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		81,400	462	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		15,400	740	526
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		39,800	1,600	1,626

								$9,483	$5,908

Total Purchased Options								$10,449	$6,222

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.661	11/02/2018	$	52,594	$ (184)	$(8)
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		5,989	(71)	(55)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	10,200	(327)	(2,208)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	12,000	(330)	(2,545)
HUS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		2,765	(33)	(25)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	16,040	(241)	(74)
	Put - OTC USD versus MXN	MXN	18.110	10/29/2018	$	35,520	(366)	(60)
	Call - OTC USD versus ZAR	ZAR	14.600	10/05/2018		7,882	(103)	(14)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019	EUR	15,531	(72)	(69)

							$ (1,727)	$(5,058)

48	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(10)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(15)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$	380,500	$(1,822)	$(1,464)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021		233,400	(1,133)	(932)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019		49,700	(261)	(5)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021		800,000	(3,760)	(3,207)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020		289,100	(1,602)	(1,746)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		77,100	(816)	(1,473)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018		17,500	(462)	0

								$(9,856)	$(8,827)

OPTIONS ON EQUITY REPURCHASE AGREEMENTS

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs «(2)	04/30/2019	$51,100	$(50)	$(50)

Total Written Options				$(11,648)	$(13,935)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$	556	$(114)	$74	$0	$(40)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019		600	80	(43)	37	0

							$(34)	$31	$37	$(40)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	27,400	$(3)	$290	$287	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	S&P 500 Total Return Index	8,546	3-Month USD-LIBOR plus a specified spread	Quarterly	08/08/2019	$	47,878	$0	$1,225	$1,225	$0
BPS	Receive	S&P 500 Total Return Index	13,217	3-Month USD-LIBOR plus a specified spread	Quarterly	04/24/2019		72,864	0	2,925	2,925	0
CBK	Receive	S&P 500 Total Return Index	8,981	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018		49,942	0	1,671	1,671	0
DUB	Receive	S&P 500 Total Return Index	9,440	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018		52,495	0	1,757	1,757	0
	Receive	S&P 500 Total Return Index	7,869	3-Month USD-LIBOR plus a specified spread	Quarterly	12/14/2018		43,758	0	1,465	1,465	0
FAR	Receive	S&P 500 Total Return Index	50,419	3-Month USD-LIBOR plus a specified spread	Maturity	08/22/2019		282,749	0	6,563	6,563	0
	Receive	S&P 500 Total Return Index	50,419	3-Month USD-LIBOR plus a specified spread	Maturity	02/20/2020		282,749	0	6,547	6,547	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	49

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	S&P 500 Total Return Index	19,009	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	$	108,937	$0	$407	$407	$0
	Receive	S&P 500 Total Return Index	7,760	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018		44,320	0	371	371	0
	Receive	S&P 500 Total Return Index	7,562	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018		42,051	0	1,408	1,408	0
	Receive	S&P 500 Total Return Index	4,676	3-Month USD-LIBOR plus a specified spread	Quarterly	07/15/2019		25,732	0	1,075	1,075	0
	Receive	S&P 500 Total Return Index	3,310	3-Month USD-LIBOR plus a specified spread	Quarterly	10/16/2019		18,248	0	734	734	0
	Receive	S&P 500 Total Return Index	4,676	3-Month USD-LIBOR plus a specified spread	Quarterly	01/15/2020		25,732	0	1,073	1,073	0
	Receive	S&P 500 Total Return Index	8,696	3-Month USD-LIBOR plus a specified spread	Quarterly	03/12/2020		49,628	0	427	427	0
MYI	Receive	S&P 500 Total Return Index	6,778	3-Month USD-LIBOR plus a specified spread	Quarterly	10/15/2018		39,065	0	(230)	0	(230)
	Receive	S&P 500 Total Return Index	6,161	3-Month USD-LIBOR plus a specified spread	Quarterly	10/25/2018		35,509	0	(205)	0	(205)
	Receive	S&P 500 Total Return Index	3,122	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018		17,211	0	697	697	0
	Receive	S&P 500 Total Return Index	18,999	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018		108,880	0	408	408	0
SOG	Receive	S&P 500 Total Return Index	70,894	3-Month USD-LIBOR plus a specified spread	Maturity	07/11/2019		386,243	0	19,368	19,368	0

									$0	$47,686	$48,121	$(435)

Total Swap Agreements									$(37)	$48,007	$48,445	$(475)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$57	$0	$0	$57	$0	$0	$0	$0	$57	$0	$57
BOA	526	17	1,262	1,805	(202)	(8)	(40)	(250)	1,555	(1,590)	(35)
BPS	1,568	0	2,925	4,493	(736)	(55)	0	(791)	3,702	(3,830)	(128)
BRC	2	10	0	12	0	0	0	0	12	(100)	(88)
CBK	1,035	0	1,671	2,706	(1,611)	(4,753)	0	(6,364)	(3,658)	3,556	(102)
DUB	0	1,017	3,222	4,239	0	(1,464)	0	(1,464)	2,775	(6,710)	(3,935)
FAR	0	0	13,110	13,110	0	0	0	0	13,110	(13,208)	(98)
FBF	126	0	0	126	0	0	0	0	126	(110)	16
FOB	0	0	0	0	0	(50)	0	(50)	(50)	0	(50)
GLM	70	615	287	972	(36)	(937)	0	(973)	(1)	41	40
GST	0	0	5,495	5,495	0	0	0	0	5,495	(5,490)	5
HUS	3,186	0	0	3,186	(1,792)	(25)	0	(1,817)	1,369	(1,370)	(1)
IND	0	0	0	0	(32)	0	0	(32)	(32)	0	(32)
JPM	496	246	0	742	(315)	(148)	0	(463)	279	0	279
MSB	108	0	0	108	0	0	0	0	108	0	108
MYC	0	4,243	0	4,243	0	(6,426)	0	(6,426)	(2,183)	2,086	(97)
MYI	0	0	1,105	1,105	0	0	(435)	(435)	670	(6,050)	(5,380)
NGF	0	0	0	0	(82)	0	0	(82)	(82)	0	(82)
SCX	293	0	0	293	0	0	0	0	293	(40)	253
SOG	96	0	19,368	19,464	(171)	0	0	(171)	19,293	(19,308)	(15)
SSB	441	0	0	441	0	0	0	0	441	(260)	181
UAG	0	74	0	74	(920)	(69)	0	(989)	(915)	791	(124)

Total Over the Counter	$8,004	$6,222	$48,445	$62,671	$(5,897)	$(13,935)	$(475)	$(20,307)

(l)

Securities with an aggregate market value of $6,779 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Option can be exercised at any time prior to the expiration date.

50	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$45	$0	$1,228	$1,273
Swap Agreements	0	0	0	0	854	854

	$0	$0	$45	$0	$2,082	$2,127

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,004	$0	$8,004
Purchased Options	0	0	0	314	5,908	6,222
Swap Agreements	0	37	48,121	0	287	48,445

	$0	$37	$48,121	$8,318	$6,195	$62,671

	$0	$37	$48,166	$8,318	$8,277	$64,798

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$18	$0	$888	$906
Swap Agreements	0	0	0	0	1,137	1,137

	$0	$0	$18	$0	$2,025	$2,043

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,897	$0	$5,897
Written Options	0	0	50	5,058	8,827	13,935
Swap Agreements	0	40	435	0	0	475

	$0	$40	$485	$10,955	$8,827	$20,307

	$0	$40	$503	$10,955	$10,852	$22,350

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	51

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

September 30, 2018 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$163	$163
Futures	0	0	2,267	0	4,658	6,925
Swap Agreements	0	0	0	0	3,259	3,259

	$0	$0	$2,267	$0	$8,080	$10,347

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,989	$0	$5,989
Purchased Options	0	0	0	402	(2,204)	(1,802)
Written Options	0	0	48	1,353	(309)	1,092
Swap Agreements	0	44	172,628	0	0	172,672

	$0	$44	$172,676	$7,744	$(2,513)	$177,951

	$0	$44	$174,943	$7,744	$5,567	$188,298

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$2,948	$0	$(1,349)	$1,599
Swap Agreements	0	25	0	0	10,787	10,812

	$0	$25	$2,948	$0	$9,438	$12,411

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,590	$0	$1,590
Purchased Options	0	0	0	(586)	296	(290)
Written Options	0	0	0	(3,194)	71	(3,123)
Swap Agreements	0	(17)	(9,943)	0	229	(9,731)

	$0	$(17)	$(9,943)	$(2,190)	$596	$(11,554)

	$0	$8	$(6,995)	$(2,190)	$10,034	$857

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$882	$2,591	$3,473
Corporate Bonds & Notes
Banking & Finance	0	96,941	0	96,941
Industrials	0	40,474	0	40,474
Utilities	0	31,829	0	31,829
Municipal Bonds & Notes
California	0	779	0	779
Illinois	0	1,809	0	1,809
Iowa	0	512	0	512
Nevada	0	141	0	141
New York	0	1,162	0	1,162
North Carolina	0	202	0	202
West Virginia	0	501	0	501
U.S. Government Agencies	0	303,036	0	303,036
U.S. Treasury Obligations	0	339,554	0	339,554
Non-Agency Mortgage-Backed Securities	0	59,598	0	59,598
Asset-Backed Securities	0	174,791	0	174,791
Sovereign Issues	0	45,565	0	45,565
Short-Term Instruments
Commercial Paper	0	36,977	0	36,977
Repurchase Agreements	0	331,273	0	331,273
Short-Term Notes	0	6	0	6
Argentina Treasury Bills	0	1,651	0	1,651
Greece Treasury Bills	0	8,924	0	8,924
Japan Treasury Bills	0	55,479	0	55,479

	$0	$1,532,086	$2,591	$1,534,677

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$708,222	$0	$0	$708,222

Total Investments	$708,222	$1,532,086	$2,591	$2,242,899

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(6,146)	$0	$(6,146)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,273	854	0	2,127
Over the counter	0	62,671	0	62,671

	$1,273	$63,525	$0	$64,798

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(906)	(1,137)	0	(2,043)
Over the counter	0	(20,257)	(50)	(20,307)

	$(906)	$(21,394)	$(50)	$(22,350)

Total Financial Derivative Instruments	$367	$42,131	$(50)	$42,448

Totals	$708,589	$1,568,071	$2,541	$2,279,201

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

52	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 82.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Charter Communications Operating LLC
4.250% (LIBOR03M + 2.000%) due 04/30/2025 ~		$6,095	$6,111
Klockner-Pentaplast of America, Inc.
6.492% (LIBOR03M + 4.250%) due 06/30/2022 ~		2,475	2,411

Total Loan Participations and Assignments (Cost $8,544)			8,522

CORPORATE BONDS & NOTES 8.9%

BANKING & FINANCE 6.8%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,400	1,356
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	1,925
Banco Santander S.A.
6.250% due 09/11/2021 •(f)(g)	EUR	600	726
Bank of America Corp.
2.650% due 04/01/2019		$6,700	6,701
3.266% (US0003M + 0.870%) due 04/01/2019 ~		1,500	1,506
Barclays Bank PLC
10.179% due 06/12/2021		11,700	13,336
Barclays PLC
3.200% due 08/10/2021		1,900	1,867
3.695% (US0003M + 1.380%) due 05/16/2024 ~		3,800	3,783
Blackstone CQP Holdco LP
6.500% due 03/20/2021		2,100	2,117
BPCE S.A.
2.500% due 07/15/2019		8,054	8,022
Citigroup, Inc.
3.344% (US0003M + 1.023%) due 06/01/2024 ~		3,900	3,922
Credit Suisse Group AG
7.250% due 09/12/2025 •(f)(g)		1,200	1,207
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,200	2,124
Deutsche Bank AG
3.541% (US0003M + 1.230%) due 02/27/2023 ~		5,400	5,275
4.250% due 10/14/2021		5,700	5,678
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,300	1,520
Ford Motor Credit Co. LLC
3.296% (US0003M + 0.930%) due 09/24/2020 ~		$2,500	2,504
General Motors Financial Co., Inc.
3.613% (US0003M + 1.270%) due 10/04/2019 ~		3,600	3,628
Goldman Sachs Group, Inc.
3.484% (US0003M + 1.170%) due 11/15/2021 ~		1,900	1,922
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,603
3.322% (US0003M + 1.000%) due 05/18/2024 ~		800	799
3.400% due 03/08/2021		1,400	1,397
3.837% (US0003M + 1.500%) due 01/05/2022 ~		1,200	1,232
4.300% due 03/08/2026		1,000	996
5.875% due 09/28/2026 •(f)(g)	GBP	1,200	1,576
6.250% due 03/23/2023 •(f)(g)		$1,800	1,795
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~		3,300	3,309
3.237% (US0003M + 0.890%) due 07/23/2024 ~		2,900	2,912
3.797% due 07/23/2024 •		1,100	1,100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Banking Group PLC
4.050% due 08/16/2023		$3,000	$2,981
4.550% due 08/16/2028		2,800	2,765
Nationwide Building Society
4.363% due 08/01/2024 •		1,700	1,692
Navient Corp.
5.500% due 01/15/2019		1,800	1,811
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		800	768
2.987% (US0003M + 0.650%) due 07/13/2022 ~		1,300	1,303
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,813
4.519% due 06/25/2024 •		1,100	1,098
7.500% due 08/10/2020 •(f)(g)		200	205
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	490	662
UBS AG
7.625% due 08/17/2022 (g)		$1,650	1,842
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		300	297
3.264% (US0003M + 0.950%) due 08/15/2023 ~		700	703
4.125% due 09/24/2025		400	398
Wells Fargo & Co.
2.807% (US0003M + 0.460%) due 04/22/2019 ~		3,800	3,809
Weyerhaeuser Co.
7.375% due 10/01/2019		1,500	1,563

			109,548

INDUSTRIALS 0.7%
Allergan Funding SCS
3.450% due 03/15/2022		1,000	994
Allergan Sales LLC
4.875% due 02/15/2021		140	144
BAT Capital Corp.
2.764% due 08/15/2022		900	868
3.194% (US0003M + 0.880%) due 08/15/2022 ~		1,500	1,513
Campbell Soup Co.
2.964% (US0003M + 0.630%) due 03/15/2021 ~		400	400
3.300% due 03/15/2021		600	595
Charter Communications Operating LLC
4.464% due 07/23/2022		300	305
4.908% due 07/23/2025		600	610
CVS Health Corp.
3.500% due 07/20/2022		100	99
Enbridge, Inc.
3.034% (US0003M + 0.700%) due 06/15/2020 ~		1,200	1,205
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	99
5.000% due 07/15/2035		100	99
5.200% due 07/15/2045		100	98
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~		1,800	1,805
SASOL Financing USA LLC
5.875% due 03/27/2024		800	816
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		710	703
2.400% due 09/23/2021		820	793
Woolworths Group Ltd.
4.000% due 09/22/2020		700	703

			11,849

UTILITIES 1.4%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~		5,400	5,451

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.289% (US0003M + 0.950%) due 07/15/2021 ~	$4,100	$4,150
3.514% (US0003M + 1.180%) due 06/12/2024 ~	3,300	3,318
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~	2,400	2,407
Petrobras Global Finance BV
5.299% due 01/27/2025	106	99
5.999% due 01/27/2028	2,568	2,374
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~	2,900	2,898
Verizon Communications, Inc.
3.376% due 02/15/2025	421	410
3.414% (US0003M + 1.100%) due 05/15/2025 ~	1,800	1,817

		22,924

Total Corporate Bonds & Notes (Cost $144,169)		144,321

MUNICIPAL BONDS & NOTES 0.4%

ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,061

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	145
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,115
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,535
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	205

		4,000

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	100	127
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	436
7.750% due 01/01/2042	550	590

		1,153

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	128

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	101

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	132

Total Municipal Bonds & Notes (Cost $5,678)		6,575

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	53

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 16.5%
Fannie Mae
2.310% due 08/01/2022	$100	$97
2.566% due 07/25/2037 •	8	8
2.596% due 07/25/2037 •	14	14
2.616% due 09/25/2035 •	34	34
2.626% due 09/25/2035 •	56	57
2.936% due 06/25/2037 •	96	97
2.946% due 06/25/2040 •	117	119
3.500% due 09/01/2047 - 10/01/2048	64,357	63,393
4.000% due 07/01/2019 - 06/01/2048	8,636	8,758
4.500% due 03/01/2019 - 10/01/2041	2,684	2,790
5.000% due 01/01/2028 - 09/01/2041	2,838	3,011
5.500% due 02/01/2022 - 09/01/2041	4,538	4,884
6.000% due 07/01/2036 - 05/01/2041	1,282	1,411
6.500% due 10/01/2035	38	42
Fannie Mae, TBA
3.500% due 10/01/2048 - 11/01/2048	154,440	151,860
4.000% due 11/01/2048	19,300	19,462
FDIC Structured Sale Guaranteed Notes
2.576% due 11/29/2037 •	140	140
Freddie Mac
2.728% due 06/15/2041 •	482	486
2.858% due 08/15/2037 •	80	81
2.868% due 10/15/2037 •	14	14
2.878% due 05/15/2037 - 09/15/2037 •	98	99
4.000% due 07/15/2042	1,942	1,941
5.000% due 03/01/2038	1,284	1,364
5.500% due 07/01/2028 - 07/01/2038	237	252
Ginnie Mae
2.870% due 11/20/2062 •	3,129	3,134
3.500% due 01/15/2042 - 06/15/2045	3,651	3,633
5.000% due 08/15/2038 - 05/15/2039	385	409
6.000% due 08/15/2037	108	119
Small Business Administration
4.430% due 05/01/2029	85	87
5.290% due 12/01/2027	15	15
6.220% due 12/01/2028	17	18

Total U.S. Government Agencies (Cost $268,932)		267,829

U.S. TREASURY OBLIGATIONS 34.3%
U.S. Treasury Bonds
3.000% due 08/15/2048	700	673
4.375% due 05/15/2040	7,300	8,674
4.625% due 02/15/2040	6,300	7,726
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	7,337	7,189
0.125% due 01/15/2022	21,600	21,073
0.125% due 04/15/2022	32,745	31,827
0.125% due 07/15/2022	45,149	44,071
0.125% due 01/15/2023	2,948	2,855
0.125% due 07/15/2024	4,245	4,080
0.250% due 01/15/2025	1,596	1,532
0.375% due 07/15/2023	12,886	12,640
0.375% due 01/15/2027	21,282	20,335
0.375% due 07/15/2027	9,169	8,768
0.500% due 01/15/2028	1,839	1,766
0.625% due 01/15/2026	14,954	14,644
1.000% due 02/15/2048	18,088	17,884
1.750% due 01/15/2028	13,833	14,821
2.000% due 01/15/2026	254	273
2.375% due 01/15/2025	20,455	22,296
2.500% due 01/15/2029	11,620	13,370
3.625% due 04/15/2028	312	387
U.S. Treasury Notes
1.375% due 09/30/2020 (j)(l)	14,900	14,486
1.375% due 10/31/2020 (j)(l)	8,100	7,863
1.750% due 12/31/2020 (j)	24,400	23,825

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 07/31/2022 (j)(l)	$24,800	$23,866
1.875% due 08/31/2022	133,200	128,057
2.000% due 11/30/2020 (j)(l)	4,100	4,028
2.000% due 07/31/2022 (l)	13,500	13,053
2.000% due 11/15/2026	29,200	27,027
2.125% due 08/31/2020 (j)(l)	12,400	12,241
2.125% due 05/15/2025 (l)	15,300	14,494
2.250% due 08/15/2027 (l)	6,800	6,379
2.375% due 08/15/2024	15,600	15,089
2.750% due 02/15/2024 (l)	7,700	7,621

Total U.S. Treasury Obligations (Cost $573,017)		554,913

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
BCAP LLC Trust
3.698% due 03/27/2037 ~	1,239	940
Bear Stearns ALT-A Trust
2.376% due 02/25/2034 •	75	75
2.376% due 06/25/2046 ^•	2,567	2,706
2.386% due 04/25/2037 •	1,949	1,541
3.961% due 11/25/2035 ^~	11,665	11,021
ChaseFlex Trust
2.516% due 07/25/2037 •	8,244	7,757
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.446% due 07/25/2036 •	1,371	1,362
Citigroup Mortgage Loan Trust
4.185% due 06/25/2036 ^~	227	227
Countrywide Alternative Loan Trust
2.376% due 02/25/2047 •	67	66
2.396% due 05/25/2047 •	444	436
2.566% due 05/25/2037 ^•	3,981	2,250
2.845% due 02/25/2036 •	42	39
6.000% due 12/25/2034	5,706	5,742
Countrywide Home Loan Mortgage Pass-Through Trust
3.583% due 11/25/2034 ~	20	20
3.609% due 02/20/2035 ~	17	18
Credit Suisse Mortgage Capital Certificates
3.429% due 02/27/2037 ~	898	907
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.366% due 03/25/2037 ^•	2,722	2,487
First Horizon Mortgage Pass-Through Trust
4.246% due 11/25/2037 ^~	1,603	1,578
GSR Mortgage Loan Trust
4.099% due 09/25/2035 ~	243	251
4.176% due 11/25/2035 ~	6	6
6.000% due 03/25/2037 ^	11	10
6.250% due 10/25/2036 ^	892	882
IndyMac Mortgage Loan Trust
2.416% due 11/25/2046 •	5,635	5,213
2.486% due 10/25/2036 •	1,143	777
JPMorgan Mortgage Trust
4.108% due 08/25/2034 ~	97	97
4.112% due 07/25/2035 ~	2,056	2,096
4.219% due 02/25/2035 ~	2	2
5.750% due 01/25/2036 ^	8	6
Merrill Lynch Mortgage Investors Trust
2.426% due 02/25/2036 •	9	9
2.466% due 11/25/2035 •	9	9
4.395% due 09/25/2035 ^~	187	180
Morgan Stanley Mortgage Loan Trust
2.496% due 01/25/2036 •	2,506	1,966
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^Ø	12	9
Residential Accredit Loans, Inc. Trust
2.386% due 01/25/2037 •	2,469	2,307
2.401% due 08/25/2036 •	736	678
3.205% due 09/25/2045 •	71	69
6.000% due 03/25/2037 ^	7,062	6,570
Structured Adjustable Rate Mortgage Loan Trust
2.366% due 02/25/2037 •	1,538	1,435
Structured Asset Mortgage Investments Trust
2.418% due 07/19/2035 •	13	12
2.476% due 03/25/2037 •	42	31
Wachovia Mortgage Loan Trust LLC
4.114% due 10/20/2035 ~	796	744
WaMu Mortgage Pass-Through Certificates Trust
2.575% due 01/25/2047 •	48	48

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.765% due 09/25/2046 •	$7,673	$7,252
2.821% due 01/25/2037 ^~	533	501
2.845% due 02/25/2046 •	146	146
3.045% due 11/25/2042 •	101	98
3.914% due 08/25/2046 ^~	3,627	3,471
Wells Fargo Mortgage-Backed Securities Trust
3.804% due 01/25/2035 ~	9	9
3.937% due 11/25/2034 ~	172	174
4.263% due 07/25/2036 ^~	623	612

Total Non-Agency Mortgage-Backed Securities (Cost $68,001)		74,842

ASSET-BACKED SECURITIES 11.0%
ACE Securities Corp. Home Equity Loan Trust
2.356% due 07/25/2036 •	2,233	1,820
5.216% due 08/25/2040 ^•	3,142	2,709
Allegro CLO Ltd.
3.559% due 01/30/2026 •	1,051	1,052
Apidos CLO
3.467% due 07/22/2026 •	1,100	1,101
Argent Securities Trust
2.366% due 07/25/2036 •	3,891	3,320
2.376% due 05/25/2036 •	15,484	5,780
Asset-Backed Securities Corp. Home Equity Loan Trust
3.176% due 07/25/2035 •	300	300
Bear Stearns Asset-Backed Securities Trust
2.376% due 08/25/2036 •	1,128	1,338
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •	3,313	3,351
Citigroup Mortgage Loan Trust
2.376% due 09/25/2036 •	6,766	5,163
Citigroup Mortgage Loan Trust, Inc.
2.796% due 07/25/2035 •	1,000	1,007
Countrywide Asset-Backed Certificates
2.376% due 12/25/2035 •	3,400	3,356
2.416% due 09/25/2047 •	3,287	2,689
2.456% due 03/25/2036 •	686	620
2.506% due 01/25/2037 •	19,000	15,711
2.656% due 04/25/2036 •	5,500	5,502
2.926% due 07/25/2035 •	2,800	2,798
3.251% due 12/25/2035 •	3,500	3,430
4.709% due 10/25/2046 ^~	4,948	4,838
Countrywide Asset-Backed Certificates Trust
2.696% due 05/25/2036 •	7,000	6,836
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	1,182	1,195
Ellington Loan Acquisition Trust
3.266% due 05/25/2037 •	3,323	3,283
First Franklin Mortgage Loan Trust
2.951% due 09/25/2035 •	307	309
GSAMP Trust
2.286% due 12/25/2036 •	22	13
2.446% due 01/25/2037 •	4,100	3,497
Halcyon Loan Advisors Funding Ltd.
3.447% due 10/22/2025 •	1,000	1,000
HSI Asset Securitization Corp. Trust
2.356% due 01/25/2037 •	2,396	1,959
MASTR Asset-Backed Securities Trust
2.266% due 01/25/2037 •	25	10
Merrill Lynch Mortgage Investors Trust
2.366% due 08/25/2037 •	7,175	4,648
Monarch Grove CLO
3.215% due 01/25/2028 •	5,800	5,768
Morgan Stanley ABS Capital, Inc. Trust
2.346% due 01/25/2037 •	12,722	7,520
2.431% due 03/25/2037 •	9,051	4,744
Mountain Hawk CLO Ltd.
3.533% due 04/18/2025 •	1,316	1,316
Navient Private Education Loan Trust
2.558% due 12/16/2058 •	940	941
NovaStar Mortgage Funding Trust
2.466% due 09/25/2036 •	6,745	3,873
OHA Credit Partners Ltd.
3.358% due 10/20/2025 •	458	458
OHA Loan Funding Ltd.
3.697% due 01/23/2027 •	1,100	1,102

54	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Option One Mortgage Loan Trust
2.436% due 04/25/2037 •		$5,161	$4,077
2.436% due 05/25/2037 •		2,967	2,126
2.576% due 01/25/2036 •		3,700	3,296
2.996% due 02/25/2035 •		8,042	7,835
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 Ø		984	562
Residential Asset Securities Corp. Trust
2.696% due 01/25/2036 •		10,000	9,406
Securitized Asset-Backed Receivables LLC Trust
2.456% due 07/25/2036 •		1,858	1,068
SG Mortgage Securities Trust
2.396% due 02/25/2036 •		9,828	6,642
SLM Private Education Loan Trust
5.408% due 05/16/2044 •		72	74
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	174	203
Soundview Home Loan Trust
2.296% due 06/25/2037 •		$13	10
2.326% due 02/25/2037 •		7,931	3,307
2.366% due 03/25/2037 •		1,133	1,102
2.426% due 06/25/2037 •		3,518	2,681
Structured Asset Securities Corp. Mortgage Loan Trust
2.426% due 02/25/2037 •		4,160	4,105
2.446% due 05/25/2047 •		6,111	5,852
Symphony CLO Ltd.
3.219% due 04/15/2028 •		2,100	2,100
VOLT LLC
3.125% due 09/25/2047 Ø		3,249	3,219
3.250% due 06/25/2047 Ø		1,788	1,781
Wells Fargo Home Equity Asset-Backed Securities Trust
2.716% due 12/25/2035 •		3,186	3,070
3.101% due 11/25/2035 •		1,000	1,006

Total Asset-Backed Securities (Cost $165,236)			177,879

SOVEREIGN ISSUES 2.8%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		6,950	4,113
5.875% due 01/11/2028		3,400	2,701
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,526	105
43.077% (ARLLMONP) due 06/21/2020 ~		81,124	2,291
Brazil Government International Bond
5.625% due 02/21/2047		$2,300	2,042

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	17,257	$4,319
6.000% due 05/15/2055 (e)		13,178	3,288
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,227
Israel Government International Bond
4.125% due 01/17/2048		800	767
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	1,824,204	16,802
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,644
Saudi Government International Bond
2.375% due 10/26/2021		200	193
4.000% due 04/17/2025		1,700	1,704
4.500% due 04/17/2030		1,800	1,812
5.000% due 04/17/2049		900	915

Total Sovereign Issues (Cost $52,012)			44,923

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

SHORT-TERM INSTRUMENTS 3.9%

REPURCHASE AGREEMENTS (h) 0.0%

			539

		PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
45.000% due 11/21/2018 (d)	ARS	289	6

ARGENTINA TREASURY BILLS 0.1%
(1.826)% due 01/31/2019 - 02/28/2019 (b)(c)		7,546	185

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.974% due 11/16/2018 (b)(c)(d)		$1,700	$1,692

			1,877

GREECE TREASURY BILLS 0.6%
1.001% due 10/05/2018 - 03/15/2019 (b)(c)	EUR	8,500	9,851

JAPAN TREASURY BILLS 3.0%
(124.137)% due 01/09/2019 (b)(c)	JPY	5,580,000	49,138

U.S. TREASURY BILLS 0.2%
2.049% due 11/08/2018 (c)(d)(j)(l)		$2,441	2,436

Total Short-Term Instruments (Cost $64,329)			63,846

Total Investments in Securities (Cost $1,349,918)			1,343,651

		SHARES
INVESTMENTS IN AFFILIATES 33.0%

SHORT-TERM INSTRUMENTS 33.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.0%
PIMCO Short Asset Portfolio		27,416,045	274,654
PIMCO Short-Term Floating NAV Portfolio III		26,272,746	259,759

Total Short-Term Instruments (Cost $534,092)			534,413

Total Investments in Affiliates (Cost $534,092)			534,413

Total Investments 115.9% (Cost $1,884,010)			$1,878,064

Financial Derivative Instruments (i)(k) (0.7)% (Cost or Premiums, net $19,947)			(11,704)

Other Assets and Liabilities, net (15.2)%			(245,576)

Net Assets 100.0%			$1,620,784

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	55

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$539	U.S. Treasury Notes 1.250% due 07/31/2023	$(551)	$539	$539

Total Repurchase Agreements						$(551)	$539	$539

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$539	$0	$0	$539	$(551)	$(12)

Total Borrowings and Other Financing Transactions	$539	$0	$0

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(2,279) at a weighted average interest rate of 1.574%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	4,219	$	1,026,694	$(4,388)	$158	$0
90-Day Eurodollar March Futures	03/2019	3,391		823,674	(3,862)	127	0
90-Day Eurodollar September Futures	09/2020	914		221,268	(742)	34	0
Euro-Bobl December Futures	12/2018	159		24,128	(122)	61	(7)
Euro-Bund 10-Year Bond December Futures	12/2018	387		71,349	(641)	337	0
Japan Government 10-Year Bond December Futures	12/2018	169		223,246	(236)	89	(134)
Mini MSCI EAFE Index December Futures	12/2018	511		50,474	267	0	(452)
U.S. Treasury 5-Year Note December Futures	12/2018	1,344		151,169	(1,274)	74	0
U.S. Treasury 10-Year Note December Futures	12/2018	1,111		131,966	(1,541)	35	0

					$(12,539)	$915	$(593)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	4,219	$	(1,021,631)	$7,278	$0	$(211)
90-Day Eurodollar March Futures	03/2020	3,391		(820,919)	4,955	0	(169)
90-Day Eurodollar September Futures	09/2021	914		(221,371)	455	0	(23)
Australia Government 10-Year Bond December Futures	12/2018	331		(30,830)	219	0	(157)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	335		(58,751)	462	4	(187)
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	258		(129)	28	78	0
U.S. Treasury 2-Year Note December Futures	12/2018	553		(116,536)	276	0	(26)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	449		(69,272)	1,985	154	0
United Kingdom Long Gilt December Futures	12/2018	85		(13,399)	179	1	(18)

					$15,837	$237	$(791)

Total Futures Contracts					$3,298	$1,152	$(1,384)

56	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
Index/Tranches								Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$ 5,700	$343	$109	$452	$3	$0
CDX.IG-23 5-Year Index	1.000	Quarterly	12/20/2019	300	5	(2)	3	0	0

					$348	$107	$455	$3	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	24,080	$32	$(184)	$(152)	$11	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		12,650	0	(81)	(81)	6	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		17,400	0	(113)	(113)	8	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	147,200	(792)	389	(403)	7	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		124,500	1,259	(341)	918	3	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		26,600	(154)	206	52	0	(5)
Pay(4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		452,600	74	(1,378)	(1,304)	56	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		452,400	(15)	944	929	0	(50)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		54,500	2,062	213	2,275	0	(26)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		122,100	0	(359)	(359)	76	0
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,900	(234)	(862)	(1,096)	14	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		133,000	(13)	1,303	1,290	0	(93)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		41,500	0	389	389	0	(29)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		123,600	6,854	704	7,558	0	(70)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		10,700	(23)	514	491	0	(7)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	5	54	59	0	(1)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,500	56	702	758	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		51,210	2,983	1,825	4,808	0	(33)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,000	891	930	1,821	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,000	(164)	551	387	0	(5)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		78,100	4,645	581	5,226	0	(39)
Receive(4)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		31,500	0	551	551	0	(11)
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		3,200	0	429	429	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		14,700	1,680	192	1,872	14	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		18,000	0	321	321	20	0
Receive(4)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		3,000	0	106	106	4	0
Pay(4)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	12,800	8	18	26	42	0
Pay(4)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		33,800	(27)	539	512	111	0
Receive(4)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		40,000	0	(83)	(83)	0	(119)
Receive(4)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		75,900	23	(380)	(357)	0	(228)
Pay(4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		28,900	0	(18)	(18)	164	0
Pay(4)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		74,200	10	(35)	(25)	190	0
Receive(4)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		10,900	255	(93)	162	0	(148)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	395,900	861	(449)	412	4	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,100	(179)	117	(62)	0	0
Receive(4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		395,600	27	1,238	1,265	50	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		20,100	(1,370)	757	(613)	5	0
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		12,600	203	115	318	0	(20)
Receive(4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		5,200	2	(63)	(61)	0	(14)
Receive(4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		20,400	0	(243)	(243)	0	(56)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		2,400	7	0	7	0	(18)
Pay(4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	50,340,000	1,447	(136)	1,311	25	0
Receive(4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		20,020,000	(426)	241	(185)	0	(33)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		2,550,000	(153)	79	(74)	7	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		20,510,000	(681)	140	(541)	0	(18)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,080,000	986	112	1,098	0	(13)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	8,000	49	102	151	3	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		3,300	(5)	(1)	(6)	0	(6)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,300	9	(15)	(6)	6	0
Receive	UKRPI	0.000	Maturity	09/15/2028	GBP	20,600	(2)	(35)	(37)	0	(35)

							$20,190	$9,493	$29,683	$829	$(1,083)

Total Swap Agreements							$20,538	$9,600	$30,138	$832	$(1,083)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	57

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,152	$832	$1,984	$0	$(1,384)	$(1,083)	$(2,467)

(j)

Securities with an aggregate market value of $26,019 and cash of $4,563 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	11/2018	EUR	1,200		$1,459	$62	$0
BOA	10/2018	CAD	10,294		7,817	0	(152)
	10/2018		$9,316	RUB	579,724	0	(479)
	11/2018		15,968	NOK	133,315	441	0
BPS	10/2018		1,902	ARS	72,450	0	(152)
	12/2018	JPY	1,260,000		$11,483	327	0
	12/2018	KRW	46,120,252		41,286	0	(352)
	12/2018		$7,238	SGD	9,896	13	0
	01/2019	JPY	2,460,000		$21,839	8	0
BRC	12/2018	ARS	1,073		26	2	0
CBK	10/2018	CAD	21,022		16,271	0	(5)
	10/2018	RUB	713,016		10,669	0	(200)
	10/2018		$7,597	RUB	476,038	0	(340)
	11/2018	EUR	7,515		$8,685	2	(72)
	11/2018		$4,504	AUD	6,240	7	0
	11/2018		1,204	EUR	1,051	20	0
	12/2018	CNH	27,043		$3,939	21	0
	12/2018	CNY	8,973		1,312	12	0
	12/2018	JPY	2,140,000		19,521	574	0
	12/2018		$30,808	JPY	3,400,000	0	(705)
	01/2019	JPY	3,120,000		$27,702	13	0
	03/2019	EUR	3,400		4,327	323	0
FBF	10/2018		1,600		1,993	135	0
GLM	10/2018	JPY	59,300		534	13	0
	10/2018	RUB	57,551		876	0	(1)
	10/2018	TRY	13,148		2,117	0	(37)
	10/2018		$3,146	CAD	4,059	0	(3)
	10/2018		4,695	KRW	5,251,175	40	0
	11/2018	GBP	1,452		$1,910	15	0
	12/2018		$3,057	KRW	3,412,067	23	0
HUS	10/2018	BRL	30,482		$7,426	0	(121)
	10/2018	TRY	64,679		13,570	2,976	0
	10/2018		$7,388	BRL	30,482	160	0
	10/2018		21,024	CAD	27,257	79	0
	11/2018	AUD	381		$281	5	0
	11/2018	BRL	30,482		7,367	0	(163)
	11/2018	CAD	27,257		21,037	0	(80)

58	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2018		$3,631	AUD	4,994	$0	$(20)
	11/2018		17,564	ZAR	236,815	0	(886)
	12/2018	CNH	91,610		$13,300	27	0
	12/2018	HKD	4,527		578	0	(1)
	12/2018		$25,931	CNH	176,871	0	(305)
	12/2018		9,643	KRW	10,776,561	87	0
	01/2021	BRL	1,400		$216	0	(93)
JPM	10/2018	MXN	22,534		1,197	0	(3)
	10/2018	RUB	213,001		3,249	2	0
	10/2018		$14,483	GBP	10,983	0	(168)
	10/2018		17,264	JPY	1,948,400	0	(116)
	11/2018	GBP	7,855		$10,362	110	0
	11/2018	JPY	1,948,400		17,303	116	0
	12/2018		$1,951	SGD	2,667	3	0
	03/2019	EUR	13,336		$15,916	226	0
MSB	10/2018	RUB	161,417		2,459	0	(1)
	11/2018	EUR	2,300		2,801	125	0
MYI	11/2018	AUD	11,900		8,697	92	0
NGF	12/2018	SGD	56,978		41,664	0	(86)
SCX	11/2018		$14,330	RUB	962,189	290	0
SOG	10/2018	GBP	10,983		$14,154	0	(161)
	12/2018		$3,174	RUB	216,547	107	0
SSB	10/2018	JPY	1,889,100		$17,023	396	0
UAG	10/2018	TRY	79,755		12,106	0	(1,033)
	10/2018		$5,034	TRY	36,560	954	0

Total Forward Foreign Currency Contracts						$7,806	$(5,735)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.750	11/02/2018	$	24,702	$173	$16
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	7,490	225	77
	Put - OTC USD versus MXN	MXN	18.600	10/29/2018	$	16,638	343	132
	Put - OTC USD versus ZAR	ZAR	13.040	10/05/2018		9,319	97	0
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	7,032	65	67

							$903	$ 292

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	9,700	$255	$11
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	07/09/2020	$	359,600	1,331	943
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	7,000	185	20
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	463,200	668	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		220,300	800	576
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		271,500	285	5
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	10,600	283	24
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	$	755,100	2,734	1,973
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		82,800	470	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		21,350	1,027	730
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		42,800	1,721	1,749

								$9,759	$6,031

Total Purchased Options								$10,662	$6,323

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	59

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount			Premiums (Received)	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.661	11/02/2018			$49,404	$(173)	$(7)
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019			5,634	(67)	(51)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EU	R	11,600	(372)	(2,512)
	Call - OTC USD versus TRY		4.900	11/14/2018			$13,700	(377)	(2,906)
HUS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019			2,601	(31)	(24)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GB	P	14,980	(225)	(69)
	Put - OTC USD versus MXN	MXN	18.110	10/29/2018			$33,276	(343)	(56)
	Call - OTC USD versus ZAR	ZAR	14.600	10/05/2018			7,455	(97)	(13)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019	EU	R	14,064	(65)	(63)

								$(1,750)	$(5,701)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$ 359,600	$(1,722)	$(1,383)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	220,300	(1,070)	(880)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	54,300	(285)	(5)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	755,100	(3,549)	(3,027)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	311,000	(1,723)	(1,878)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	106,700	(1,129)	(2,039)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	17,800	(470)	0

							$(9,948)	$(9,212)

OPTIONS ON EQUITY REPURCHASE AGREEMENTS

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs «(2)	04/30/2019	$55,800	$(55)	$(55)

Total Written Options				$(11,792)	$(14,968)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.394%	EUR	1,500	$13	$27	$40	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$247	$(51)	$33	$0	$(18)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	600	81	(44)	37	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	3,600	498	(275)	223	0

						$528	$(286)	$260	$(18)

60	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	19,400	$(2)	$205	$ 203	$ 0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	NDDUEAFE Index	28,497	3-Month USD-LIBOR less a specified spread	Quarterly	11/07/2018	$	165,212	$0	$5,657	$5,657	$0
	Receive	NDDUEAFE Index	10,884	3-Month USD-LIBOR plus a specified spread	Maturity	11/07/2018		64,411	0	(234)	0	(234)
	Receive	NDDUEAFE Index	43,380	3-Month USD-LIBOR less a specified spread	Maturity	04/24/2019		262,295	0	(4,640)	0	(4,640)
	Receive	NDDUEAFE Index	11,922	3-Month USD-LIBOR less a specified spread	Maturity	08/22/2019		71,954	0	(575)	0	(575)
DUB	Receive	NDDUEAFE Index	74,032	3-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019		443,628	0	(6,334)	0	(6,334)
GST	Receive	NDDUEAFE Index	9,715	3-Month USD-LIBOR less a specified spread	Maturity	03/21/2019		58,581	0	(914)	0	(914)
JPM	Receive	NDDUEAFE Index	18,263	3-Month USD-LIBOR less a specified spread	Quarterly	05/08/2019		110,047	0	(591)	0	(591)
	Receive	NDDUEAFE Index	20,092	3-Month USD-LIBOR less a specified spread	Quarterly	08/14/2019		121,217	0	(809)	0	(809)
MYI	Receive	NDDUEAFE Index	2,108	3-Month USD-LIBOR plus a specified spread	Quarterly	10/25/2018		12,810	0	(190)	0	(190)
	Receive	NDDUEAFE Index	25,370	3-Month USD-LIBOR plus a specified spread	Quarterly	02/21/2019		151,195	0	1,059	1,059	0
	Receive	NDDUEAFE Index	18,700	3-Month USD-LIBOR less a specified spread	Quarterly	07/15/2019		109,665	0	2,439	2,439	0

									$0	$(5,132)	$9,155	$(14,287)

Total Swap Agreements									$539	$(5,186)	$9,658	$(14,305)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$62	$0	$0	$62	$0	$0	$0	$0	$62	$0	$62
BOA	441	16	37	494	(631)	(7)	(18)	(656)	(162)	82	(80)
BPS	348	0	5,657	6,005	(504)	(51)	(5,449)	(6,004)	1	(4,350)	(4,349)
BRC	2	11	0	13	0	0	0	0	13	(100)	(87)
CBK	972	0	0	972	(1,322)	(5,418)	0	(6,740)	(5,768)	5,633	(135)
DUB	0	963	0	963	0	(1,383)	(6,334)	(7,717)	(6,754)	(12,824)	(19,578)
FBF	135	0	0	135	0	0	0	0	135	(120)	15
FOB	0	0	0	0	0	(55)	0	(55)	(55)	0	(55)
GLM	91	581	203	875	(41)	(885)	0	(926)	(51)	55	4
GST	0	0	223	223	0	0	(914)	(914)	(691)	165	(526)
HUS	3,334	0	0	3,334	(1,669)	(24)	0	(1,693)	1,641	(1,550)	91
JPM	457	233	40	730	(287)	(138)	(1,400)	(1,825)	(1,095)	(340)	(1,435)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	61

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
MSB	$125	$0	$0	$125	$(1)	$0	$0	$(1)	$124	$0	$124
MYC	0	4,452	0	4,452	0	(6,944)	0	(6,944)	(2,492)	2,094	(398)
MYI	92	0	3,498	3,590	0	0	(190)	(190)	3,400	(5,380)	(1,980)
NGF	0	0	0	0	(86)	0	0	(86)	(86)	0	(86)
SCX	290	0	0	290	0	0	0	0	290	(20)	270
SOG	107	0	0	107	(161)	0	0	(161)	(54)	269	215
SSB	396	0	0	396	0	0	0	0	396	(260)	136
UAG	954	67	0	1,021	(1,033)	(63)	0	(1,096)	(75)	0	(75)

Total Over the Counter	$7,806	$6,323	$9,658	$23,787	$(5,735)	$(14,968)	$(14,305)	$(35,008)

(l)

Securities with an aggregate market value of $12,642 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,152	$1,152
Swap Agreements	0	3	0	0	829	832

	$0	$3	$0	$0	$1,981	$1,984

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,806	$0	$7,806
Purchased Options	0	0	0	292	6,031	6,323
Swap Agreements	0	300	9,155	0	203	9,658

	$0	$300	$9,155	$8,098	$6,234	$23,787

	$0	$303	$9,155	$8,098	$8,215	$25,771

62	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,384	$1,384
Swap Agreements	0	0	0	0	1,083	1,083

	$0	$0	$0	$0	$2,467	$2,467

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,735	$0	$5,735
Written Options	0	0	55	5,701	9,212	14,968
Swap Agreements	0	18	14,287	0	0	14,305

	$0	$18	$14,342	$11,436	$9,212	$35,008

	$0	$18	$14,342	$11,436	$11,679	$37,475

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$152	$152
Futures	0	0	(2,841)	0	4,649	1,808
Swap Agreements	0	105	0	0	9,302	9,407

	$0	$105	$(2,841)	$0	$14,103	$11,367

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,883	$0	$4,883
Purchased Options	0	0	0	432	(2,111)	(1,679)
Written Options	0	0	53	1,504	234	1,791
Swap Agreements	0	121	(21,141)	0	0	(21,020)

	$0	$121	$(21,088)	$6,819	$(1,877)	$(16,025)

	$0	$226	$(23,929)	$6,819	$12,226	$(4,658)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$4,153	$0	$1,204	$5,357
Swap Agreements	0	140	0	0	5,993	6,133

	$0	$140	$4,153	$0	$7,197	$11,490

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,025	$0	$2,025
Purchased Options	0	0	0	(541)	235	(306)
Written Options	0	0	0	(3,825)	(423)	(4,248)
Swap Agreements	0	(105)	7,921	0	162	7,978

	$0	$(105)	$7,921	$(2,341)	$(26)	$5,449

	$0	$35	$12,074	$(2,341)	$7,171	$16,939

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	63

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

September 30, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,522	$0	$8,522
Corporate Bonds & Notes
Banking & Finance	0	109,548	0	109,548
Industrials	0	11,849	0	11,849
Utilities	0	22,924	0	22,924
Municipal Bonds & Notes
Arizona	0	1,061	0	1,061
California	0	4,000	0	4,000
Illinois	0	1,153	0	1,153
Nebraska	0	128	0	128
North Carolina	0	101	0	101
Tennessee	0	132	0	132
U.S. Government Agencies	0	267,829	0	267,829
U.S. Treasury Obligations	0	554,913	0	554,913
Non-Agency Mortgage-Backed Securities	0	74,842	0	74,842
Asset-Backed Securities	0	177,879	0	177,879
Sovereign Issues	0	44,923	0	44,923
Short-Term Instruments
Repurchase Agreements	0	539	0	539
Short-Term Notes	0	6	0	6
Argentina Treasury Bills	0	1,877	0	1,877
Greece Treasury Bills	0	9,851	0	9,851
Japan Treasury Bills	0	49,138	0	49,138
U.S. Treasury Bills	0	2,436	0	2,436

	$0	$1,343,651	$0	$1,343,651

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$534,413	$0	$0	$534,413

Total Investments	$534,413	$1,343,651	$0	$1,878,064

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,152	832	0	1,984
Over the counter	0	23,787	0	23,787

	$1,152	$24,619	$0	$25,771

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,384)	(1,083)	0	(2,467)
Over the counter	0	(34,953)	(55)	(35,008)

	$(1,384)	$(36,036)	$(55)	$(37,475)

Total Financial Derivative Instruments	$(232)	$(11,417)	$(55)	$(11,704)

Totals	$534,181	$1,332,234	$(55)	$1,866,360

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

64	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC
4.250% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,760	$1,764
Toyota Motor Credit Corp.
2.966% (LIBOR03M + 0.580%) due 09/28/2020 «~		5,000	4,983

Total Loan Participations and Assignments (Cost $6,731)			6,747

CORPORATE BONDS & NOTES 7.5%

BANKING & FINANCE 5.1%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		2,300	2,228
Banco Santander S.A.
6.250% due 09/11/2021 •(f)(g)	EUR	600	726
Bank of America Corp.
2.650% due 04/01/2019		$6,900	6,901
3.004% due 12/20/2023 •		431	418
Barclays Bank PLC
10.179% due 06/12/2021		18,540	21,132
Barclays PLC
3.695% (US0003M + 1.380%) due 05/16/2024 ~		6,500	6,471
6.500% due 09/15/2019 •(f)(g)	EUR	1,200	1,439
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$4,000	4,032
Citigroup, Inc.
3.344% (US0003M + 1.023%) due 06/01/2024 ~		6,200	6,235
Credit Suisse Group AG
7.500% due 07/17/2023 •(f)(g)		2,800	2,887
Deutsche Bank AG
3.541% (US0003M + 1.230%) due 02/27/2023 ~		9,300	9,085
4.250% due 10/14/2021		8,250	8,218
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	2,100	2,455
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$3,100	3,090
3.296% (US0003M + 0.930%) due 09/24/2020 ~		4,700	4,707
General Motors Financial Co., Inc.
3.450% due 04/10/2022		1,300	1,280
Goldman Sachs Group, Inc.
3.484% (US0003M + 1.170%) due 11/15/2021 ~		3,500	3,541
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~		2,200	2,205
3.322% (US0003M + 1.000%) due 05/18/2024 ~		1,400	1,399
3.400% due 03/08/2021		1,300	1,297
3.837% (US0003M + 1.500%) due 01/05/2022 ~		2,100	2,156
4.292% due 09/12/2026 •		1,300	1,287
4.300% due 03/08/2026		1,000	996
5.875% due 09/28/2026 •(f)(g)	GBP	2,200	2,889
6.250% due 03/23/2023 •(f)(g)		$3,100	3,092
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~		6,000	6,016
3.237% (US0003M + 0.890%) due 07/23/2024 ~		5,400	5,422
3.797% due 07/23/2024 •		2,000	2,000
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~		4,000	4,013
4.050% due 08/16/2023		200	199
7.625% due 06/27/2023 •(f)(g)	GBP	1,300	1,837
Navient Corp.
5.500% due 01/15/2019		$3,400	3,421

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		$2,000	$1,920
2.987% (US0003M + 0.650%) due 07/13/2022 ~		3,400	3,407
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		3,300	3,323
4.519% due 06/25/2024 •		3,000	2,994
5.076% due 01/27/2030 •		2,900	2,910
7.500% due 08/10/2020 •(f)(g)		500	513
8.000% due 08/10/2025 •(f)(g)		200	212
SL Green Realty Corp.
4.500% due 12/01/2022		4,600	4,655
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	930	1,256
Synchrony Financial
2.700% due 02/03/2020		$2,100	2,077
3.578% (US0003M + 1.230%) due 02/03/2020 ~		3,200	3,221
UBS AG
7.625% due 08/17/2022 (g)		4,700	5,248
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		700	694
4.125% due 09/24/2025		800	795

			156,299

INDUSTRIALS 1.3%
AbbVie, Inc.
3.200% due 11/06/2022		400	394
Allergan Funding SCS
4.550% due 03/15/2035		1,000	974
Allergan Sales LLC
4.875% due 02/15/2021		186	192
Amgen, Inc.
3.875% due 11/15/2021		100	102
BAT Capital Corp.
2.764% due 08/15/2022		2,200	2,122
3.194% (US0003M + 0.880%) due 08/15/2022 ~		2,200	2,219
Charter Communications Operating LLC
4.464% due 07/23/2022		1,800	1,831
4.908% due 07/23/2025		1,400	1,423
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	199
CVS Health Corp.
3.500% due 07/20/2022		400	397
Enbridge, Inc.
3.034% (US0003M + 0.700%) due 06/15/2020 ~		1,400	1,405
General Motors Co.
3.143% (US0003M + 0.800%) due 08/07/2020 ~		300	301
INEOS Finance PLC
2.125% due 11/15/2025 (i)	EUR	3,400	3,853
Kraft Heinz Foods Co.
3.500% due 07/15/2022		$100	99
5.000% due 07/15/2035		100	99
5.200% due 07/15/2045		200	196
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~		2,000	2,006
Sands China Ltd.
5.125% due 08/08/2025		5,000	4,995
5.400% due 08/08/2028		3,600	3,591
SASOL Financing USA LLC
5.875% due 03/27/2024		1,800	1,836
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		2,070	2,048
2.400% due 09/23/2021		1,860	1,798
Syngenta Finance NV
3.698% due 04/24/2020		1,600	1,599
Williams Cos., Inc.
4.500% due 11/15/2023		1,100	1,121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		$2,200	$2,179
3.550% due 04/01/2025		2,100	2,017

			38,996

UTILITIES 1.1%
AT&T, Inc.
2.989% (US0003M + 0.650%) due 01/15/2020 ~		100	101
3.071% (US0003M + 0.750%) due 06/01/2021 ~		10,500	10,598
3.289% (US0003M + 0.950%) due 07/15/2021 ~		4,900	4,960
3.514% (US0003M + 1.180%) due 06/12/2024 ~		6,300	6,333
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~		3,900	3,912
Petrobras Global Finance BV
5.999% due 01/27/2028		3,969	3,669
Rio Oil Finance Trust
9.250% due 07/06/2024		1,265	1,350
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	525	817
Southern Power Co.
2.888% (US0003M + 0.550%) due 12/20/2020 ~		$700	700
Verizon Communications, Inc.
3.376% due 02/15/2025		104	101
3.414% (US0003M + 1.100%) due 05/15/2025 ~		2,800	2,827

			35,368

Total Corporate Bonds & Notes (Cost $231,159)			230,663

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,759
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
6.466% due 08/01/2023		1,100	1,242

			3,001

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		600	654
7.750% due 01/01/2042		900	966
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		3,600	3,970

			5,590

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		100	125

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		2,505	2,577

Total Municipal Bonds & Notes (Cost $10,402)			11,293

U.S. GOVERNMENT AGENCIES 16.1%
Fannie Mae
2.336% due 03/25/2034 •		3	3
2.346% due 03/25/2036 •		166	165

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	65

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.415% due 09/25/2042 •	$147	$146
3.318% due 09/01/2035 •	146	152
3.375% due 11/25/2023 •	19	19
3.417% due 10/01/2035 •	73	77
3.441% due 07/01/2035 •	96	101
3.540% due 02/01/2034 •	52	54
3.600% due 10/01/2035 •	55	58
3.699% due 02/01/2035 •	17	17
3.716% due 04/25/2024 •	18	19
3.776% due 10/01/2035 •	28	30
3.836% due 03/01/2036 •	342	359
3.852% due 09/01/2031 •	1	1
3.864% due 08/01/2035 •	144	150
4.000% due 10/01/2030 - 08/01/2042	41,236	42,065
4.028% due 08/01/2036 •	90	94
4.162% due 11/01/2034 •	93	98
4.261% due 07/01/2032 •	15	15
5.500% due 02/01/2024 - 09/01/2027	25	26
Fannie Mae, TBA
3.500% due 10/01/2048 - 11/01/2048	394,600	387,971
4.000% due 10/01/2048 - 12/01/2048	54,500	54,935
Freddie Mac
2.263% due 10/15/2020 •	3	3
2.558% due 11/15/2043 •	2,145	2,157
3.045% due 10/25/2044 •	46	45
3.245% due 07/25/2044 •	211	212
3.935% due 09/01/2035 •	26	27
Ginnie Mae
2.558% due 03/16/2032 •	6	6
2.600% due 08/20/2062 •	1,723	1,730
3.125% due 11/20/2024 ~	20	21
3.500% due 02/15/2045 - 03/15/2045	4,603	4,576
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,006	1,042

Total U.S. Government Agencies (Cost $498,103)		496,374

U.S. TREASURY OBLIGATIONS 48.0%
U.S. Treasury Bonds
2.750% due 08/15/2047	500	457
3.000% due 08/15/2048	900	866
4.375% due 05/15/2040	16,100	19,130
4.625% due 02/15/2040	11,300	13,857
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	12,440	12,190
0.125% due 01/15/2022	25,831	25,201
0.125% due 04/15/2022	54,609	53,079
0.125% due 07/15/2022	52,601	51,345
0.125% due 07/15/2024	48,396	46,517
0.250% due 01/15/2025	96,289	92,442
0.375% due 01/15/2027	29,524	28,210
0.375% due 07/15/2027	6,490	6,206
0.500% due 01/15/2028	2,350	2,257
0.625% due 01/15/2026	3,924	3,843
1.000% due 02/15/2048	31,680	31,322
1.750% due 01/15/2028	8,300	8,892
2.375% due 01/15/2025 (k)	23,931	26,085
2.375% due 01/15/2027	1,375	1,532
2.500% due 01/15/2029	28,170	32,412
U.S. Treasury Notes
1.375% due 09/30/2020 (k)	121,200	117,829
1.375% due 10/31/2020	98,300	95,422
1.500% due 08/15/2026 (m)	51,500	45,996
1.750% due 12/31/2020	200,400	195,680
1.750% due 05/15/2023 (m)	1,330	1,262
1.875% due 07/31/2022 (k)	50,800	48,887
1.875% due 08/31/2022	293,800	282,455
2.000% due 11/30/2020 (k)(m)	34,100	33,501
2.000% due 07/31/2022 (k)(m)	32,400	31,328
2.000% due 11/30/2022 (k)(m)	43,000	41,439
2.000% due 11/15/2026	37,400	34,617
2.125% due 08/31/2020 (k)	69,100	68,216

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 12/31/2023 (m)	$3,800	$3,670
2.250% due 08/15/2027 (m)	27,800	26,078

Total U.S. Treasury Obligations (Cost $1,535,048)		1,482,223

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
American Home Mortgage Assets Trust
2.406% (US0001M + 0.190%) due 05/25/2046 ^~	753	701
2.426% due 10/25/2046 •	269	203
American Home Mortgage Investment Trust
4.016% due 09/25/2045 •	110	111
4.534% due 02/25/2045 •	224	228
Banc of America Funding Trust
2.355% due 10/20/2036 •	426	382
3.929% due 01/20/2047 ^~	30	29
Bear Stearns ALT-A Trust
3.804% due 08/25/2036 ^~	456	372
3.924% due 07/25/2035 ~	4,880	4,542
3.972% due 05/25/2035 ~	109	110
Citigroup Commercial Mortgage Trust
1.966% due 09/10/2045 ~(a)	6,141	331
Citigroup Mortgage Loan Trust
2.376% due 01/25/2037 •	10,807	9,815
3.811% due 09/25/2037 ^~	150	131
4.820% due 10/25/2035 •	138	141
Countrywide Alternative Loan Trust
2.375% due 03/20/2046 •	917	835
2.375% due 07/20/2046 ^•	523	411
2.386% due 11/25/2036 •	1,024	991
2.766% due 05/25/2035 •	1,926	1,651
3.725% due 06/25/2037 ~	732	632
3.895% due 10/20/2035 •	326	257
Countrywide Home Loan Mortgage Pass-Through Trust
0.000% due 03/25/2035 •	55	55
2.796% due 04/25/2035 •	93	91
Credit Suisse First Boston Mortgage Securities Corp.
3.757% due 06/25/2033 ~	43	43
Credit Suisse Mortgage Capital Certificates
2.516% due 01/27/2037 •	1,785	1,358
3.429% due 02/27/2037 ~	1,827	1,846
Downey Savings & Loan Association Mortgage Loan Trust
2.428% due 08/19/2045 •	292	280
3.894% due 07/19/2044 ~	25	26
First Horizon Alternative Mortgage Securities Trust
3.994% due 03/25/2035 ~	78	64
First Horizon Mortgage Pass-Through Trust
4.277% due 08/25/2035 ~	14	12
GreenPoint Mortgage Funding Trust
2.396% due 01/25/2037 •	8,981	8,639
GSMSC Pass-Through Trust
2.515% due 12/26/2036 •	4,268	2,292
GSR Mortgage Loan Trust
3.902% due 09/25/2035 ~	50	51
HomeBanc Mortgage Trust
3.597% due 04/25/2037 ^~	724	657
IndyMac Mortgage Loan Trust
2.426% due 05/25/2046 •	929	915
2.516% due 06/25/2037 ^•	224	140
2.996% due 05/25/2034 •	9	9
3.625% due 12/25/2034 ~	15	15
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036	3,261	2,706
JPMorgan Mortgage Trust
4.219% due 02/25/2035 ~	33	33
6.000% due 01/25/2036 ^	391	318
Merrill Lynch Mortgage Investors Trust
2.426% due 02/25/2036 •	75	73
2.466% due 11/25/2035 •	3	3
RBSSP Resecuritization Trust
4.321% due 10/26/2035 ~	1,112	1,124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc. Trust
2.366% due 02/25/2047 •	$3,824	$3,753
2.376% due 01/25/2037 •	9,280	8,976
2.386% due 01/25/2037 •	5,840	5,456
2.401% due 12/25/2036 •	146	139
3.177% due 11/25/2037 ~	8,889	7,935
4.688% due 09/25/2034 ~	6,144	6,074
5.000% due 09/25/2036 ^	302	273
6.000% due 03/25/2037 ^	3,470	3,229
Residential Asset Securitization Trust
2.566% due 10/25/2018 •	8	8
5.500% due 09/25/2035 ^	4,132	3,496
Structured Adjustable Rate Mortgage Loan Trust
3.245% due 01/25/2035 •	99	94
Structured Asset Mortgage Investments Trust
2.336% due 08/25/2036 •	12,609	12,071
2.406% due 07/25/2046 ^•	3,985	3,203
2.418% due 07/19/2035 •	81	79
2.436% due 05/25/2036 •	148	135
2.436% due 05/25/2046 •	509	302
2.496% due 02/25/2036 ^•	280	267
2.612% due 02/25/2036 ^•	1,166	1,140
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.247% due 06/25/2033 ~	26	25
UBS-Barclays Commercial Mortgage Trust
1.106% due 03/10/2046 ~(a)	26,219	904
WaMu Mortgage Pass-Through Certificates Trust
2.506% due 10/25/2045 •	1,102	1,116
2.506% due 12/25/2045 •	16,021	15,973
2.526% due 01/25/2045 •	56	57
2.856% due 01/25/2045 •	53	55
Washington Mutual Mortgage Pass-Through Certificates Trust
2.675% due 11/25/2046 •	3,884	3,590
2.695% due 10/25/2046 ^•	5,682	5,008
Wells Fargo Mortgage-Backed Securities Trust
4.510% due 10/25/2033 ~	31	31

Total Non-Agency Mortgage-Backed Securities (Cost $111,475)		126,012

ASSET-BACKED SECURITIES 12.1%
Aames Mortgage Investment Trust
4.241% due 01/25/2035 •	5,000	4,763
ACE Securities Corp. Home Equity Loan Trust
2.366% due 07/25/2036 •	4,517	2,330
2.456% due 12/25/2036 •	15,679	10,621
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.666% due 10/25/2035 •	1,324	1,331
2.686% due 10/25/2035 •	9,500	8,923
Allegro CLO Ltd.
3.559% due 01/30/2026 •	1,401	1,403
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.981% due 10/25/2035 •	7,530	7,551
3.236% due 10/25/2034 •	1,000	1,012
3.341% due 11/25/2034 •	2,972	2,937
Apidos CLO
3.467% due 07/22/2026 •	1,900	1,902
Argent Mortgage Loan Trust
2.456% due 05/25/2035 •	3,930	3,748
Asset-Backed Funding Certificates Trust
2.906% due 07/25/2035 •	3,581	3,591
Asset-Backed Securities Corp. Home Equity Loan Trust
3.311% due 02/25/2035 •	1,398	1,419
Bear Stearns Asset-Backed Securities Trust
2.666% due 08/25/2036 •	8,279	8,121
4.248% due 10/25/2036 ~	436	439
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •	6,027	6,097
Citigroup Mortgage Loan Trust, Inc.
2.496% due 08/25/2036 •	14,200	13,720
2.626% due 10/25/2035 •	860	862

66	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
2.356% due 06/25/2035 •	$5,543	$5,078
2.356% due 03/25/2037 •	1,283	1,186
2.396% due 11/25/2047 ^•	2,434	2,026
2.416% due 06/25/2047 •	3,579	3,165
2.426% due 05/25/2047 •	6,414	5,494
2.436% due 09/25/2037 ^•	1,673	1,415
2.466% due 01/25/2046 •	6,564	6,200
2.466% due 06/25/2047 •	2,782	2,591
2.496% due 09/25/2036 •	3,202	3,198
2.656% due 04/25/2036 •	11,140	11,143
3.251% due 12/25/2035 •	5,093	4,991
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	3,391	3,430
First Franklin Mortgage Loan Trust
2.356% due 09/25/2036 •	25	25
3.076% due 08/25/2032 •	3,542	3,516
3.086% due 09/25/2034 •	888	891
Fremont Home Loan Trust
2.351% due 10/25/2036 •	3,511	3,311
2.546% due 01/25/2036 •	433	418
GE-WMC Mortgage Securities Trust
2.256% due 08/25/2036 •	8	5
GSAA Trust
2.926% due 06/25/2035 •	5,000	4,636
GSAMP Trust
2.396% due 11/25/2035 •	52	10
2.446% due 01/25/2037 •	7,000	5,971
2.466% due 05/25/2046 •	12,450	11,729
2.536% due 03/25/2046 •	10,400	10,114
4.016% due 06/25/2035 •	6,927	6,793
Halcyon Loan Advisors Funding Ltd.
3.447% due 10/22/2025 •	1,500	1,499
Home Equity Loan Trust
2.556% due 04/25/2037 •	11,054	9,222
HSI Asset Securitization Corp. Trust
2.316% due 07/25/2036 •	5,452	3,309
JPMorgan Mortgage Acquisition Trust
2.476% due 03/25/2037 •	487	478
2.486% due 05/25/2036 •	1,700	1,629
Lehman XS Trust
2.376% due 05/25/2036 •	5,276	5,307
Long Beach Mortgage Loan Trust
2.386% due 12/25/2036 •	12,675	6,503
2.736% due 08/25/2045 •	1,193	1,166
2.776% due 10/25/2034 •	186	181
2.861% due 11/25/2035 •	723	717
2.951% due 08/25/2035 •	279	280
MASTR Asset-Backed Securities Trust
2.326% due 11/25/2036 •	22,885	11,082
2.716% due 10/25/2035 ^•	4,690	4,411
Merrill Lynch Mortgage Investors Trust
2.326% due 07/25/2037 •	17,554	10,638
2.326% due 08/25/2037 •	6,926	4,460
Morgan Stanley ABS Capital, Inc. Trust
2.346% due 10/25/2036 •	1,151	1,091
2.346% due 02/25/2037 •	6,248	5,847
2.376% due 09/25/2036 •	1,193	743
2.921% due 12/25/2034 •	1,311	1,223
Mountain Hawk CLO Ltd.
3.533% due 04/18/2025 •	1,930	1,931
Navient Private Education Loan Trust
2.558% due 12/16/2058 •	1,514	1,515
NovaStar Mortgage Funding Trust
3.296% due 06/25/2035 •	3,494	3,535
OHA Credit Partners Ltd.
3.358% due 10/20/2025 •	687	688
OHA Loan Funding Ltd.
3.697% due 01/23/2027 •	2,000	2,004
Option One Mortgage Loan Trust
2.576% due 01/25/2036 •	7,800	6,948
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.266% due 10/25/2034 •	1,800	1,833
4.016% due 12/25/2034 •	1,208	1,256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 Ø		$13,023	$6,267
Residential Asset Mortgage Products Trust
2.436% due 12/25/2035 •		1,140	1,009
2.906% due 10/25/2035 •		6,890	6,801
Residential Asset Securities Corp. Trust
2.486% due 08/25/2036 •		15,000	14,339
2.686% due 11/25/2035 •		4,493	4,296
Securitized Asset-Backed Receivables LLC Trust
2.386% due 08/25/2036 •		745	325
2.456% due 07/25/2036 •		7,493	4,309
2.876% due 08/25/2035 •		2,985	2,052
3.266% due 03/25/2035 •		2,599	2,434
Soundview Home Loan Trust
2.376% due 10/25/2036 •		5,242	5,218
2.396% due 02/25/2037 •		770	325
Specialty Underwriting & Residential Finance Trust
3.191% due 12/25/2035 •		348	348
Structured Asset Investment Loan Trust
2.346% due 07/25/2036 •		1,515	1,222
2.366% due 09/25/2036 •		3,592	3,482
3.146% due 06/25/2035 •		10,000	9,265
Structured Asset Securities Corp. Mortgage Loan Trust
2.376% due 03/25/2036 •		625	591
2.386% due 12/25/2036 •		2,891	2,834
3.604% due 04/25/2035 •		173	170
Sudbury Mill CLO Ltd.
3.486% due 01/17/2026 •		8,315	8,325
Symphony CLO Ltd.
3.369% due 10/15/2025 •		9,864	9,869
TICP CLO Ltd.
3.199% due 04/20/2028 •		3,800	3,784
Venture CLO Ltd.
3.219% due 04/15/2027 •		4,600	4,578
VOLT LLC
3.125% due 09/25/2047 Ø		5,372	5,323
3.250% due 06/25/2047 Ø		3,308	3,295
WaMu Asset-Backed Certificates WaMu Trust
2.441% due 05/25/2037 •		6,949	6,686

Total Asset-Backed Securities (Cost $339,211)			374,749

SOVEREIGN ISSUES 2.0%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		11,800	6,983
5.875% due 01/11/2028		5,950	4,727
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,191	74
43.077% (ARLLMONP) due 06/21/2020 ~		140,131	3,957
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	15,296	18,663
Brazil Government International Bond
5.625% due 02/21/2047		$4,400	3,905
Brazil Notas do Tesouro Nacional (e)
6.000% due 05/15/2035	BRL	31,063	7,775
6.000% due 05/15/2055		23,846	5,950
Israel Government International Bond
4.125% due 01/17/2048		$1,300	1,247
Saudi Government International Bond
2.375% due 10/26/2021		300	290
4.000% due 04/17/2025		2,900	2,907
4.500% due 04/17/2030		2,900	2,919
5.000% due 04/17/2049		1,700	1,729

Total Sovereign Issues (Cost $72,286)			61,126

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (h) 0.0%
			596

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
45.000% due 11/21/2018 (d)	ARS	495	$11

ARGENTINA TREASURY BILLS 0.1%
(1.826)% due 01/31/2019 - 02/28/2019 (b)(c)		13,024	320
2.974% due 11/16/2018 (c)(d)		$3,000	2,985

			3,305

GREECE TREASURY BILLS 0.6%
0.998% due 10/05/2018 - 03/15/2019 (b)(c)	EUR	14,549	16,863

U.S. TREASURY BILLS 0.0%
2.049% due 11/08/2018 (c)(d)(m)		$133	133

Total Short-Term Instruments (Cost $21,735)			20,908

Total Investments in Securities (Cost $2,826,150)			2,810,095

		SHARES
INVESTMENTS IN AFFILIATES 23.4%

SHORT-TERM INSTRUMENTS 23.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.4%
PIMCO Short Asset Portfolio		47,809,580	478,957
PIMCO Short-Term Floating NAV Portfolio III		24,546,207	242,688

Total Short-Term Instruments (Cost $721,244)			721,645

Total Investments in Affiliates (Cost $721,244)			721,645

Total Investments 114.5% (Cost $3,547,394)			$3,531,740

Financial Derivative Instruments (j)(l) 0.6% (Cost or Premiums, net $31,456)			18,189

Other Assets and Liabilities, net (15.1)%			(464,230)

Net Assets 100.0%			$3,085,699

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	67

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$596	U.S. Treasury Notes 1.250% due 07/31/2023	$(611)	$596	$596

Total Repurchase Agreements						$(611)	$596	$596

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
JML	(2.250)%	08/17/2018	TBD	(3)	EUR	(1,956)	$(2,265)

Total Reverse Repurchase Agreements							$(2,265)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Treasury Obligations (0.1)% U.S. Treasury Notes	2.875%	07/31/2025	$2,621	$(2,598)	$(2,613)

Total Short Sales (0.1)%				$(2,598)	$(2,613)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
FICC	$596	$0	$0	$0	$596	$(611)	$(15)
JML	0	(2,265)	0	0	(2,265)	2,267	2

Master Securities Forward Transaction Agreement
NOM	0	0	0	(2,613)	(2,613)	0	(2,613)

Total Borrowings and Other Financing Transactions	$596	$(2,265)	$0	$(2,613)

68	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(2,265)	$(2,265)

Total Borrowings	$0	$0	$0	$(2,265)	$(2,265)

Payable for reverse repurchase agreements					$(2,265)

(i)	Securities with an aggregate market value of $2,267 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(12,810) at a weighted average interest rate of 1.493%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(13) of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note December 2018 Futures	$106.875	11/23/2018	726	$1,452	$6	$1
Call - CBOT U.S. Treasury 2-Year Note December 2018 Futures	107.250	11/23/2018	707	1,414	6	1
Call - CBOT U.S. Treasury 2-Year Note December 2018 Futures	107.375	11/23/2018	13	26	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	107.250	11/23/2018	2,130	2,130	18	2
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	108.000	11/23/2018	479	479	4	0
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures	108.250	11/23/2018	441	441	4	0
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	110.000	11/23/2018	2,626	2,626	23	3

Total Purchased Options					$61	$7

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures	$118.500	10/26/2018	640	$640	$(259)	$(180)

Total Written Options					$(259)	$(180)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	7,580	$	1,844,593	$(8,833)	$284	$0
90-Day Eurodollar March Futures	03/2019	6,239		1,515,453	(7,105)	234	0
90-Day Eurodollar September Futures	09/2020	1,563		378,383	(1,269)	59	0
Euro-Bobl December Futures	12/2018	207		31,412	(159)	79	(10)
Euro-Bund 10-Year Bond December Futures	12/2018	917		169,061	(1,449)	799	0
Japan Government 10-Year Bond December Futures	12/2018	317		418,751	(440)	167	(251)
Mini MSCI EAFE Index December Futures	12/2018	1,048		103,516	510	0	(864)
U.S. Treasury 5-Year Note December Futures	12/2018	3,051		343,166	(2,894)	167	0
U.S. Treasury 10-Year Note December Futures	12/2018	2,031		241,245	(2,768)	64	0

					$(24,407)	$1,853	$(1,125)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	69

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	7,580	$	(1,835,497)	$14,093	$0	$(379)
90-Day Eurodollar March Futures	03/2020	6,239		(1,510,384)	9,117	0	(312)
90-Day Eurodollar September Futures	09/2021	1,563		(378,559)	778	0	(39)
Australia Government 10-Year Bond December Futures	12/2018	579		(53,929)	383	0	(275)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	627		(109,961)	834	7	(350)
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	475		(237)	51	144	0
U.S. Treasury 2-Year Note December Futures	12/2018	4,529		(954,416)	2,259	0	(212)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	1,009		(155,670)	4,898	347	0
United Kingdom Long Gilt December Futures	12/2018	178		(28,059)	341	2	(37)

					$32,754	$500	$(1,604)

Total Futures Contracts					$8,347	$2,353	$(2,729)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Boston Scientific Corp.	(1.000)%	Quarterly	06/20/2020	0.094%	$2,000	$(52)	$21	$(31)	$0	$0
Constellation Energy Group, Inc.	(1.000)	Quarterly	06/20/2020	0.104	1,000	(26)	9	(17)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.176	1,500	(35)	11	(24)	1	0

						$(113)	$41	$(72)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.627%	$	6,300	$(73)	$188	$115	$1	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.163		400	74	(13)	61	0	0
General Motors Co.	5.000	Quarterly	12/20/2021	0.575		1,100	176	(24)	152	0	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.807		100	17	(2)	15	0	0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2019	0.388		4,000	232	(47)	185	0	(1)

							$426	$102	$528	$1	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	43,530	$(98)	$(177)	$(275)	$20	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		22,770	(55)	(91)	(146)	10	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		31,600	(79)	(127)	(206)	14	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020	$	1,300	17	16	33	0	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		48,800	(458)	553	95	0	(10)
Pay(6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		805,400	132	(2,452)	(2,320)	99	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2021		113,300	3,210	99	3,309	0	(61)
Receive(6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		805,400	(27)	1,681	1,654	0	(88)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		198,500	7,522	763	8,285	0	(96)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		260,300	0	(766)	(766)	162	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		182,900	251	(2,257)	(2,006)	25	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		258,000	(26)	2,528	2,502	0	(181)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		79,800	0	747	747	0	(56)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		207,900	11,529	1,184	12,713	0	(118)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,800	(8)	104	96	0	(1)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		129,100	(204)	1,592	1,388	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		88,510	(1,513)	9,825	8,312	0	(56)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		16,200	907	1,060	1,967	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		8,800	(181)	567	386	0	(5)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		172,500	9,736	1,807	11,543	0	(86)
Receive(6)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		57,400	0	1,003	1,003	0	(21)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2030		6,700	(87)	505	418	0	(2)

70	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.465%	Semi-Annual	05/25/2048	$	6,400	$197	$661	$858	$5	$0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,400	274	32	306	2	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		38,400	0	684	684	43	0
Receive(6)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		12,100	0	427	427	16	0
Receive(6)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		4,500	0	157	157	6	0
Pay(6)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	27,500	17	38	55	90	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		58,100	(46)	926	880	192	0
Receive(6)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		60,100	0	(125)	(125)	0	(179)
Receive(6)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		152,400	46	(763)	(717)	0	(457)
Pay(6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		54,700	0	(34)	(34)	311	0
Pay(6)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		136,000	28	(73)	(45)	349	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		17,000	296	(44)	252	0	(231)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	737,200	1,603	(836)	767	7	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		3,100	(99)	61	(38)	0	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		737,200	51	2,307	2,358	93	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		38,400	(2,610)	1,440	(1,170)	9	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		42,500	731	341	1,072	0	(67)
Receive(6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		9,300	3	(111)	(108)	0	(25)
Receive(6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		39,400	0	(469)	(469)	0	(107)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		6,700	(41)	60	19	0	(51)
Pay(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	83,630,000	2,405	(227)	2,178	42	0
Receive(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		33,260,000	(708)	401	(307)	0	(55)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		3,550,000	(213)	110	(103)	10	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		34,900,000	(1,246)	326	(920)	0	(31)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,980,000	1,773	241	2,014	0	(24)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	6,900	(64)	195	131	3	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		5,350	(7)	(2)	(9)	0	(10)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		5,350	15	(24)	(9)	10	0
Receive	UKRPI	0.000	Maturity	09/15/2028	GBP	38,200	(4)	(65)	(69)	0	(64)

							$32,969	$23,798	$56,767	$1,519	$(2,088)

Total Swap Agreements							$33,282	$23,941	$57,223	$1,521	$(2,089)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$7	$2,353	$1,521	$3,881	$ (180)	$ (2,729)	$ (2,089)	$ (4,998)

(k)

Securities with an aggregate market value of $56,827 and cash of $4,480 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities transactions and investment income, in the Notes to Financial Statement for future information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	71

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	11/2018	EUR	2,100		$2,553	$109	$0
BOA	10/2018	AUD	6,831		4,923	0	(15)
	10/2018	CAD	19,134		14,530	0	(284)
	10/2018	CHF	5,671		5,823	45	0
	10/2018	DKK	19,200		3,026	36	0
	10/2018	EUR	103,729		121,770	1,336	0
	10/2018	NOK	54,551		6,534	0	(169)
	10/2018	RUB	423,378		6,450	0	(4)
	10/2018	SEK	48,240		5,303	0	(125)
	10/2018		$221,134	AUD	304,717	0	(869)
	10/2018		52,992	DKK	335,812	0	(709)
	11/2018	AUD	304,717		$221,174	866	0
	01/2019	DKK	335,812		53,446	714	0
BPS	10/2018		$3,223	ARS	122,818	0	(257)
	10/2018		9,473	TRY	68,180	1,694	0
	12/2018	KRW	80,982,386		$72,493	0	(619)
BRC	10/2018	JPY	68,803,064		617,331	11,777	0
	11/2018		$15	MXN	300	0	0
	12/2018	ARS	1,838		$44	3	0
CBK	10/2018	CAD	36,751		28,445	0	(8)
	10/2018	CHF	117,895		121,830	1,701	0
	10/2018	EUR	1,363		1,586	3	0
	10/2018	JPY	12,852,943		115,325	2,203	0
	10/2018	NOK	67,434		8,288	3	0
	10/2018	RUB	868,125		13,009	0	(225)
	10/2018		$18,448	EUR	15,848	0	(47)
	10/2018		1,146	GBP	873	0	(8)
	10/2018		30,415	RUB	1,905,815	0	(1,363)
	11/2018		8,709	AUD	12,064	14	0
	11/2018		8,298	NOK	67,434	0	(2)
	11/2018		15,735	RUB	1,081,802	703	0
	12/2018	CNH	190,390		$27,660	74	0
	12/2018	CNY	28,780		4,208	40	0
	12/2018		$6,621	SGD	9,058	16	0
	03/2019	EUR	5,400		$6,874	514	0
FBF	10/2018		3,249		4,048	274	0
GLM	10/2018	AUD	303,910		219,892	210	0
	10/2018	EUR	635		747	10	0
	10/2018	TRY	15,626		2,516	0	(43)
	10/2018		$3,528	CAD	4,552	0	(4)
	10/2018		71,831	CHF	69,613	0	(899)
	10/2018		551,560	GBP	420,525	0	(3,448)
	10/2018		5,784	KRW	6,469,179	49	0
	11/2018	CHF	69,613		$72,029	902	0
	11/2018	GBP	423,346		556,018	3,471	0
	11/2018	ILS	25,585		6,965	0	(85)
	11/2018		$30,319	ZAR	409,133	0	(1,506)
	11/2018	ZAR	67,410		$4,532	0	(215)
	12/2018		$15,700	KRW	17,540,273	136	0
	12/2018		6,399	SGD	8,745	9	0
HUS	10/2018	BRL	55,588		$13,543	0	(222)
	10/2018	DKK	205,047		32,269	344	0
	10/2018	SEK	694,358		75,939	0	(2,189)
	10/2018	TRY	128,231		26,903	5,899	0
	10/2018		$13,473	BRL	55,588	292	0
	10/2018		39,593	CAD	51,333	150	0
	10/2018		3,144	DKK	19,975	0	(34)
	10/2018		5,855	NZD	8,800	0	(22)
	11/2018	BRL	55,588		$13,435	0	(297)
	11/2018	CAD	51,333		39,619	0	(151)
	11/2018	CHF	93,369		96,044	643	0
	11/2018	NZD	8,800		5,856	22	0
	12/2018	HKD	784,850		100,193	0	(176)
	12/2018		$45,497	CNH	310,323	0	(535)
	12/2018		6,818	KRW	7,579,775	25	0
	01/2021	BRL	3,010		$464	0	(199)

72	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
IND	10/2018		$84,967	CHF	82,246	$0	$(1,162)
	11/2018	CHF	82,246		$85,200	1,164	0
JPM	10/2018		121,663		126,042	2,074	0
	10/2018	EUR	550		640	2	0
	10/2018	RUB	748,455		11,245	4	(168)
	10/2018		$4,380	AUD	6,024	0	(26)
	10/2018		5,459	GBP	4,130	0	(76)
	10/2018		718,711	JPY	81,095,406	0	(4,968)
	11/2018	JPY	81,095,406		$720,324	4,984	0
	03/2019	EUR	22,756		27,159	385	0
MSB	11/2018		3,800		4,628	206	0
MYI	10/2018		$16,752	EUR	14,295	0	(155)
	10/2018		84,052	SEK	742,598	0	(496)
	11/2018	EUR	14,295		$16,792	156	0
	11/2018	SEK	742,598		84,261	494	0
NGF	12/2018	SGD	150,667		110,171	0	(228)
RBC	10/2018	GBP	440,055		572,426	0	(1,142)
RYL	10/2018	NZD	8,800		5,902	69	0
	10/2018		$14,535	NOK	121,985	453	0
SCX	10/2018	DKK	131,540		$20,767	287	0
	10/2018	EUR	787,669		924,275	9,751	0
	10/2018		$18,718	GBP	14,527	217	0
	12/2018		31,046	RUB	2,118,927	1,058	0
SSB	10/2018		1,014,105	EUR	863,803	0	(11,186)
	10/2018		5,052	JPY	560,600	0	(118)
	11/2018	EUR	863,803		$1,016,561	11,214	0
UAG	10/2018	TRY	134,090		20,354	0	(1,737)
	11/2018	RUB	1,081,802		16,857	419	0

Total Forward Foreign Currency Contracts						$67,224	$(36,191)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.750	11/02/2018	$	45,592	$320	$29
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	13,860	417	143
	Put - OTC USD versus MXN	MXN	18.600	10/29/2018	$	30,000	618	237
	Put - OTC USD versus ZAR	ZAR	13.040	10/05/2018		17,244	179	0
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	13,190	122	126

							$1,656	$535

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	17,800	$468	$20
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	07/09/2020	$	659,500	2,440	1,730
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	12,700	336	36
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	795,300	1,148	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		406,150	1,475	1,061
	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		1,100	2	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		460,000	483	9
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	19,200	513	45
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	$	1,389,100	5,029	3,630
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		151,100	858	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,100	2,745	1,951
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		70,600	2,838	2,885

								$18,335	$11,367

Total Purchased Options								$19,991	$11,902

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	73

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.661	11/02/2018	$	91,184	$(320)	$(14)
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		10,336	(122)	(94)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	20,000	(641)	(4,330)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	23,800	(655)	(5,048)
HUS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		4,871	(58)	(44)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	27,720	(417)	(128)
	Put - OTC USD versus MXN	MXN	18.110	10/29/2018	$	60,000	(618)	(101)
	Call - OTC USD versus ZAR	ZAR	14.600	10/05/2018		13,797	(180)	(24)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019	EUR	26,381	(122)	(118)

							$(3,133)	$(9,901)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$659,500	$(3,157)	$(2,537)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	406,150	(1,972)	(1,622)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	92,000	(483)	(8)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	1,389,100	(6,529)	(5,569)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	512,600	(2,840)	(3,096)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	285,400	(3,021)	(5,453)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	32,500	(858)	0

							$ (18,860)	$(18,285)

OPTIONS ON EQUITY REPURCHASE AGREEEMENTS

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs«(2)	04/30/2019	$ 92,100	$(91)	$(91)

Total Written Options				$(22,084)	$(28,277)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$400	$54	$(29)	$25	$0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	3,000	415	(229)	186	0

						$469	$(258)	$211	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	52,400	$(4)	$552	$548	$0

74	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	NDDUEAFE Index	9,892	3-Month USD-LIBOR less a specified spread	Quarterly	11/07/2018	$57,349	$0	$1,963	$1,963	$0
	Receive	NDDUEAFE Index	72,040	3-Month USD-LIBOR less a specified spread	Maturity	04/24/2019	435,585	0	(7,709)	0	(7,709)
	Receive	NDDUEAFE Index	66,398	3-Month USD-LIBOR less a specified spread	Maturity	08/22/2019	400,737	0	(3,202)	0	(3,202)
GST	Receive	NDDUEAFE Index	16,132	3-Month USD-LIBOR less a specified spread	Maturity	03/21/2019	97,275	0	(1,518)	0	(1,518)
JPM	Receive	NDDUEAFE Index	47,531	3-Month USD-LIBOR less a specified spread	Quarterly	05/08/2019	286,407	0	(1,537)	0	(1,537)
	Receive	NDDUEAFE Index	48,660	3-Month USD-LIBOR less a specified spread	Maturity	09/12/2019	293,571	0	(1,961)	0	(1,961)
MYI	Receive	NDDUEAFE Index	66,009	3-Month USD-LIBOR plus a specified spread	Quarterly	02/21/2019	393,386	0	2,756	2,756	0
	Receive	NDDUEAFE Index	92,119	3-Month USD-LIBOR less a specified spread	Quarterly	07/15/2019	540,226	0	12,016	12,016	0
SOG	Receive	NDDUEAFE Index	72,427	3-Month USD-LIBOR less a specified spread	Maturity	08/08/2019	430,208	0	3,081	3,081	0

								$0	$3,889	$19,816	$(15,927)

Total Swap Agreements								$465	$4,183	$20,575	$(15,927)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$109	$0	$0	$109	$0	$0	$0	$0	$109	$0	$109
BOA	2,997	29	25	3,051	(2,175)	(14)	0	(2,189)	862	(440)	422
BPS	1,694	0	1,963	3,657	(876)	(94)	(10,911)	(11,881)	(8,224)	2,166	(6,058)
BRC	11,780	20	0	11,800	0	0	0	0	11,800	(9,783)	2,017
CBK	5,271	0	0	5,271	(1,653)	(9,378)	0	(11,031)	(5,760)	6,615	855
DUB	0	1,766	0	1,766	0	(2,537)	0	(2,537)	(771)	119	(652)
FBF	274	0	0	274	0	0	0	0	274	(257)	17
FOB	0	0	0	0	0	(91)	0	(91)	(91)	0	(91)
GLM	4,787	1,070	548	6,405	(6,200)	(1,630)	0	(7,830)	(1,425)	1,035	(390)
GST	0	0	186	186	0	0	(1,518)	(1,518)	(1,332)	727	(605)
HUS	7,375	0	0	7,375	(3,825)	(44)	0	(3,869)	3,506	(1,750)	1,756
IND	1,164	0	0	1,164	(1,162)	0	0	(1,162)	2	0	2
JPM	7,449	425	0	7,874	(5,238)	(253)	(3,498)	(8,989)	(1,115)	(1,990)	(3,105)
MSB	206	0	0	206	0	0	0	0	206	(260)	(54)
MYC	0	8,466	0	8,466	0	(14,118)	0	(14,118)	(5,652)	5,439	(213)
MYI	650	0	14,772	15,422	(651)	0	0	(651)	14,771	(20,870)	(6,099)
NGF	0	0	0	0	(228)	0	0	(228)	(228)	438	210
RBC	0	0	0	0	(1,142)	0	0	(1,142)	(1,142)	3,274	2,132
RYL	522	0	0	522	0	0	0	0	522	(720)	(198)
SCX	11,313	0	0	11,313	0	0	0	0	11,313	(5,881)	5,432
SOG	0	0	3,081	3,081	0	0	0	0	3,081	(5,880)	(2,799)
SSB	11,214	0	0	11,214	(11,304)	0	0	(11,304)	(90)	0	(90)
UAG	419	126	0	545	(1,737)	(118)	0	(1,855)	(1,310)	1,388	78

Total Over the Counter	$67,224	$11,902	$20,575	$99,701	$(36,191)	$(28,277)	$(15,927)	$(80,395)

(m)

Securities with an aggregate market value of $22,301 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	75

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	2,353	2,353
Swap Agreements	0	2	0	0	1,519	1,521

	$0	$2	$0	$0	$3,879	$3,881

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$67,224	$0	$67,224
Purchased Options	0	0	0	535	11,367	11,902
Swap Agreements	0	211	19,816	0	548	20,575

	$0	$211	$19,816	$67,759	$11,915	$99,701

	$0	$213	$19,816	$67,759	$15,794	$103,582

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$180	$180
Futures	0	0	864	0	1,865	2,729
Swap Agreements	0	1	0	0	2,088	2,089

	$0	$1	$864	$0	$4,133	$4,998

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36,191	$0	$36,191
Written Options	0	0	91	9,901	18,285	28,277
Swap Agreements	0	0	15,927	0	0	15,927

	$0	$0	$16,018	$46,092	$18,285	$80,395

	$0	$1	$16,882	$46,092	$22,418	$85,393

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(83)	$(83)
Written Options	0	0	0	0	281	281
Futures	0	0	(1,123)	0	13,151	12,028
Swap Agreements	0	152	0	0	14,611	14,763

	$0	$152	$(1,123)	$0	$27,960	$26,989

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$222,985	$0	$222,985
Purchased Options	0	0	0	739	(3,887)	(3,148)
Written Options	0	0	87	2,540	(88)	2,539
Swap Agreements	0	87	7,122	0	0	7,209

	$0	$87	$7,209	$226,264	$(3,975)	$229,585

	$0	$239	$6,086	$226,264	$23,985	$256,574

76	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(26)	$(26)
Written Options	0	0	0	0	79	79
Futures	0	0	2,723	0	3,054	5,777
Swap Agreements	0	(52)	0	0	14,022	13,970

	$0	$(52)	$2,723	$0	$17,129	$19,800

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,435	$0	$18,435
Purchased Options	0	0	0	(1,000)	574	(426)
Written Options	0	0	0	(6,572)	(1,109)	(7,681)
Swap Agreements	0	(79)	(31,673)	0	438	(31,314)

	$0	$(79)	$(31,673)	$10,863	$(97)	$(20,986)

	$0	$(131)	$(28,950)	$10,863	$17,032	$(1,186)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,764	$4,983	$6,747
Corporate Bonds & Notes
Banking & Finance	0	156,299	0	156,299
Industrials	0	38,996	0	38,996
Utilities	0	35,368	0	35,368
Municipal Bonds & Notes
California	0	3,001	0	3,001
Illinois	0	5,590	0	5,590
Pennsylvania	0	125	0	125
Texas	0	2,577	0	2,577
U.S. Government Agencies	0	496,374	0	496,374
U.S. Treasury Obligations	0	1,482,223	0	1,482,223
Non-Agency Mortgage-Backed Securities	0	126,012	0	126,012
Asset-Backed Securities	0	374,749	0	374,749
Sovereign Issues	0	61,126	0	61,126
Short-Term Instruments
Repurchase Agreements	0	596	0	596
Short-Term Notes	0	11	0	11
Argentina Treasury Bills	0	3,305	0	3,305
Greece Treasury Bills	0	16,863	0	16,863
U.S. Treasury Bills	0	133	0	133

	$0	$2,805,112	$4,983	$2,810,095

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$721,645	$0	$0	$721,645

Total Investments	$721,645	$2,805,112	$4,983	$3,531,740

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(2,613)	$0	$(2,613)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,353	1,528	0	3,881
Over the counter	0	99,701	0	99,701

	$2,353	$101,229	$0	$103,582

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,729)	(2,269)	0	(4,998)
Over the counter	0	(80,304)	(91)	(80,395)

	$(2,729)	$(82,573)	$(91)	$(85,393)

Total Financial Derivative Instruments	$(376)	$18,656	$(91)	$18,189

Totals	$721,269	$2,821,155	$4,892	$3,547,316

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	77

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
Altice France S.A.
6.158% due 08/14/2026		$400	$397
Caesars Resort Collection LLC
4.992% due 12/22/2024		1,191	1,199
SS&C Technologies, Inc.
TBD% due 04/16/2025		400	401
State of Rio de Janeiro
6.024% due 12/20/2020 «		1,500	1,455
Unitymedia Hessen GmbH & Co. KG
2.750% due 01/15/2027	EUR	2,100	2,454
Verifone Systems, Inc.
6.322% due 08/20/2025		$300	302

Total Loan Participations and Assignments (Cost $6,248)			6,208

CORPORATE BONDS & NOTES 52.9%

BANKING & FINANCE 18.5%
AerCap Ireland Capital DAC
4.500% due 05/15/2021		200	203
Alpha Star Holding Ltd.
6.250% due 04/20/2022 (g)		1,200	1,145
American Tower Corp.
3.125% due 01/15/2027		1,800	1,640
Banco do Brasil S.A.
6.000% due 01/22/2020		1,300	1,336
Bank of America Corp.
4.100% due 07/24/2023		300	306
Barclays Bank PLC
7.625% due 11/21/2022 (f)		2,500	2,715
10.179% due 06/12/2021		740	843
Barclays PLC
7.875% due 09/15/2022 •(e)(f)	GBP	700	968
8.000% due 12/15/2020 •(e)(f)	EUR	200	256
8.250% due 12/15/2018 •(e)(f)		$1,500	1,515
BBVA Bancomer S.A.
5.125% due 01/18/2033 •(f)		1,900	1,736
Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048		100	99
Blackstone CQP Holdco LP
6.000% due 08/18/2021		2,000	2,010
6.500% due 03/20/2021		900	907
BNP Paribas S.A.
7.625% due 03/30/2021 •(e)(f)		800	842
BPCE S.A.
4.500% due 03/15/2025		900	881
4.625% due 07/11/2024		1,200	1,190
Brixmor Operating Partnership LP
3.363% (US0003M + 1.050%) due 02/01/2022 ~		300	300
Carlyle Finance LLC
5.650% due 09/15/2048		100	100
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,088
China Evergrande Group
6.250% due 06/28/2021		200	194
CIT Group, Inc.
4.750% due 02/16/2024		400	401
Citigroup, Inc.
8.125% due 07/15/2039		780	1,128
Compass Bank
2.750% due 09/29/2019		600	598
Country Garden Holdings Co. Ltd.
7.250% due 04/04/2021		800	806
Credit Suisse Group AG
2.997% due 12/14/2023 •		2,100	2,005
7.500% due 12/11/2023 •(e)(f)		800	844
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		1,400	1,385

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Crown Castle International Corp.
4.000% due 03/01/2027		$200	$194
Deutsche Bank AG
4.250% due 10/14/2021		3,000	2,988
Discover Bank
4.650% due 09/13/2028		1,000	1,004
Duke Realty LP
3.375% due 12/15/2027		300	282
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	2,976
FMR LLC
4.950% due 02/01/2033		2,000	2,107
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		4,086	3,836
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		600	586
3.272% due 09/29/2025 •		1,400	1,338
3.691% due 06/05/2028 •		1,600	1,524
3.850% due 01/26/2027		1,500	1,456
4.017% due 10/31/2038 •		100	93
HSBC Holdings PLC
5.875% due 09/28/2026 •(e)(f)	GBP	1,400	1,838
6.375% due 09/17/2024 •(e)(f)		$900	895
6.500% due 09/15/2037		1,500	1,778
International Lease Finance Corp.
6.250% due 05/15/2019		1,500	1,529
Jefferies Finance LLC
7.500% due 04/15/2021		1,500	1,541
JPMorgan Chase & Co.
5.000% due 07/01/2019 •(e)		2,400	2,421
Kimco Realty Corp.
2.800% due 10/01/2026		1,600	1,428
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		500	477
4.344% due 01/09/2048		700	610
7.000% due 06/27/2019 •(e)(f)	GBP	800	1,061
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$100	101
Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,471
Morgan Stanley
3.591% due 07/22/2028 •		1,700	1,614
National Retail Properties, Inc.
3.500% due 10/15/2027		900	846
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,501
Navient Corp.
5.500% due 01/15/2019		700	704
7.250% due 01/25/2022		200	212
Old Republic International Corp.
3.875% due 08/26/2026		300	287
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	1,847
Principal Life Global Funding
2.250% due 10/15/2018		600	600
Progressive Corp.
3.700% due 01/26/2045		1,400	1,260
Prudential Financial, Inc.
4.600% due 05/15/2044		1,500	1,514
Quicken Loans, Inc.
5.250% due 01/15/2028		300	280
Royal Bank of Scotland Group PLC
5.076% due 01/27/2030 •		1,200	1,204
7.648% due 09/30/2031 •(e)		1,900	2,387
Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(e)(f)	GBP	200	275
Spirit Realty LP
4.450% due 09/15/2026		$1,500	1,440
Springleaf Finance Corp.
5.250% due 12/15/2019		1,800	1,831
SURA Asset Management S.A.
4.375% due 04/11/2027		1,300	1,250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044	$1,100	$1,173
U.S. Bancorp
5.300% due 04/15/2027 •(e)	200	200
UBS Group Funding Switzerland AG
3.264% (US0003M + 0.950%) due 08/15/2023 ~	2,100	2,109
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	1,940
3.584% due 05/22/2028 •	700	672
4.400% due 06/14/2046	1,400	1,318
Wells Fargo Bank N.A.
5.850% due 02/01/2037	750	869
6.600% due 01/15/2038	400	501
Weyerhaeuser Co.
7.375% due 03/15/2032	1,200	1,520

		90,329

INDUSTRIALS 25.4%
21st Century Fox America, Inc.
6.150% due 02/15/2041	2,500	3,193
AbbVie, Inc.
4.400% due 11/06/2042	3,100	2,876
Activision Blizzard, Inc.
4.500% due 06/15/2047	300	284
Alibaba Group Holding Ltd.
3.400% due 12/06/2027	3,600	3,358
American Airlines Pass-Through Trust
3.350% due 04/15/2031	1,600	1,531
3.600% due 04/15/2031	500	479
3.650% due 12/15/2029	461	445
4.375% due 04/01/2024 «	558	554
Amgen, Inc.
4.950% due 10/01/2041	1,214	1,257
Anadarko Petroleum Corp.
7.950% due 06/15/2039	800	1,041
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	600	583
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	1,192	1,121
4.950% due 01/15/2042	1,500	1,532
Anthem, Inc.
4.650% due 01/15/2043	1,600	1,578
Bacardi Ltd.
4.700% due 05/15/2028	2,400	2,386
BAT Capital Corp.
4.390% due 08/15/2037	1,200	1,119
Becton Dickinson and Co.
3.734% due 12/15/2024	647	634
British Airways Pass-Through Trust
3.800% due 03/20/2033	1,000	1,001
4.125% due 03/20/2033	1,600	1,584
Broadcom Corp.
2.200% due 01/15/2021	100	97
Canadian Pacific Railway Co.
6.125% due 09/15/2115	400	474
Charter Communications Operating LLC
4.200% due 03/15/2028	400	383
5.375% due 05/01/2047	2,500	2,392
Comcast Corp.
3.200% due 07/15/2036	1,300	1,085
3.969% due 11/01/2047	2,279	2,025
6.400% due 05/15/2038	12	14
6.500% due 11/15/2035	200	241
Community Health Systems, Inc.
8.625% due 01/15/2024	300	312
CVS Pass-Through Trust
4.704% due 01/10/2036	3,026	2,996
DAE Funding LLC
4.500% due 08/01/2022	100	98
Dell International LLC
4.420% due 06/15/2021	200	203
5.450% due 06/15/2023	2,500	2,629

78	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	$600	$807
Discovery Communications LLC
4.950% due 05/15/2042	2,700	2,547
DISH DBS Corp.
7.875% due 09/01/2019	1,064	1,104
Ecopetrol S.A.
7.375% due 09/18/2043	2,000	2,280
Elanco Animal Health, Inc.
4.272% due 08/28/2023	100	100
Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,459
Encana Corp.
6.500% due 08/15/2034	500	584
Energy Transfer Partners LP
4.050% due 03/15/2025	1,100	1,078
5.000% due 10/01/2022	900	933
6.625% due 10/15/2036	500	559
7.500% due 07/01/2038	400	478
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,600	2,526
5.750% due 03/01/2035	200	218
EQT Midstream Partners LP
4.125% due 12/01/2026	400	376
Ford Motor Co.
7.450% due 07/16/2031	2,200	2,456
General Electric Co.
6.750% due 03/15/2032	831	1,006
6.875% due 01/10/2039	344	430
General Motors Co.
5.150% due 04/01/2038	1,900	1,771
Gerdau Trade, Inc.
4.875% due 10/24/2027	900	838
Globo Comunicacao e Participacoes S.A.
5.125% due 03/31/2027	200	185
GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027	300	264
GTL Trade Finance, Inc.
5.893% due 04/29/2024	792	804
Halfmoon Parent, Inc.
4.375% due 10/15/2028	2,000	1,997
HCA, Inc.
5.625% due 09/01/2028	200	201
Kaiser Foundation Hospitals
4.150% due 05/01/2047	1,000	1,000
Kinder Morgan, Inc.
3.619% (US0003M + 1.280%) due 01/15/2023 ~	200	203
Kraft Heinz Foods Co.
3.000% due 06/01/2026	1,000	914
4.625% due 01/30/2029	500	500
6.500% due 02/09/2040	800	898
Laboratory Corp. of America Holdings
4.700% due 02/01/2045	1,200	1,167
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025	518	504
Masco Corp.
7.750% due 08/01/2029	1,118	1,328
Masonite International Corp.
5.750% due 09/15/2026	200	201
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,226
Mylan NV
5.250% due 06/15/2046	100	94
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	950	978
ONEOK Partners LP
6.200% due 09/15/2043	2,000	2,246
Oracle Corp.
4.125% due 05/15/2045	1,900	1,843
4.500% due 07/08/2044	1,400	1,437
Owens Corning
3.400% due 08/15/2026	1,300	1,194

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	$1,600	$1,566
5.500% due 02/15/2024	200	205
Petrofac Ltd.
3.400% due 10/10/2018	1,300	1,300
Petroleos Mexicanos
6.350% due 02/12/2048	4,725	4,352
Pride International LLC
7.875% due 08/15/2040	200	191
QVC, Inc.
5.950% due 03/15/2043	2,100	1,908
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	1,500	1,541
Sands China Ltd.
5.400% due 08/08/2028	1,700	1,696
Siemens Financieringsmaatschappij NV
3.300% due 09/15/2046	1,500	1,291
Southern Co.
3.250% due 07/01/2026	800	747
Studio City Co. Ltd.
7.250% due 11/30/2021	1,600	1,660
Suncor Energy, Inc.
6.500% due 06/15/2038	200	248
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	1,200	1,140
Syngenta Finance NV
4.441% due 04/24/2023	400	398
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	124
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	100	93
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	29
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	500	446
Texas Eastern Transmission LP
4.150% due 01/15/2048	2,800	2,525
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,761
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	3,701
Time Warner Cable LLC
5.500% due 09/01/2041	1,297	1,251
5.875% due 11/15/2040	400	404
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	117
7.250% due 08/15/2038	300	377
Transocean Pontus Ltd.
6.125% due 08/01/2025	300	306
Triumph Group, Inc.
4.875% due 04/01/2021	1,000	970
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	335	348
United Airlines Pass-Through Trust
3.500% due 09/01/2031	1,400	1,352
4.000% due 10/11/2027	833	844
United Technologies Corp.
4.125% due 11/16/2028	400	398
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,690
Vale Overseas Ltd.
6.875% due 11/10/2039	1,600	1,882
Vessel Management Services, Inc.
3.432% due 08/15/2036	1,788	1,671
VMware, Inc.
3.900% due 08/21/2027	700	663
Warner Media LLC
4.650% due 06/01/2044	200	180
Western Gas Partners LP
5.500% due 08/15/2048	600	567
Williams Cos., Inc.
8.750% due 03/15/2032	137	183

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Woodside Finance Ltd.
3.700% due 09/15/2026	$1,600	$1,523
Wyndham Destinations, Inc.
6.350% due 10/01/2025	400	401
Zoetis, Inc.
4.450% due 08/20/2048	300	298

		123,586

UTILITIES 9.0%
Appalachian Power Co.
7.000% due 04/01/2038	100	130
AT&T, Inc.
4.500% due 03/09/2048	2,073	1,813
4.800% due 06/15/2044	2,400	2,218
5.150% due 02/15/2050	3,400	3,225
5.300% due 08/15/2058	100	96
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	474
British Telecommunications PLC
9.625% due 12/15/2030	600	854
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,200	1,213
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	523
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	865
Emera, Inc.
6.750% due 06/15/2076 •	1,400	1,498
Enable Midstream Partners LP
3.900% due 05/15/2024	100	97
Endeavor Energy Resources LP
5.750% due 01/30/2028	100	100
Enel Finance International NV
4.875% due 06/14/2029	1,500	1,455
FirstEnergy Transmission LLC
4.350% due 01/15/2025	400	405
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,055
Millicom International Cellular S.A.
5.125% due 01/15/2028	2,500	2,309
NGPL PipeCo LLC
7.768% due 12/15/2037	700	861
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,419
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	214
5.800% due 03/01/2037	1,000	1,118
Petrobras Global Finance BV
5.299% due 01/27/2025	100	94
5.999% due 01/27/2028	700	647
7.375% due 01/17/2027	2,700	2,739
Plains All American Pipeline LP
4.700% due 06/15/2044	1,100	999
Progress Energy, Inc.
7.750% due 03/01/2031	400	524
Rio Oil Finance Trust
9.250% due 07/06/2024	433	462
SES S.A.
5.300% due 04/04/2043	1,800	1,542
Shell International Finance BV
3.625% due 08/21/2042	1,100	1,021
Southern California Edison Co.
5.625% due 02/01/2036	200	228
6.000% due 01/15/2034	300	349
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,204
Verizon Communications, Inc.
2.625% due 08/15/2026	2,500	2,269
4.125% due 08/15/2046	1,800	1,617
4.672% due 03/15/2055	2,566	2,435
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,556

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	79

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wisconsin Electric Power Co.
4.300% due 12/15/2045	$2,400	$2,421

		44,049

Total Corporate Bonds & Notes (Cost $261,070)		257,964

MUNICIPAL BONDS & NOTES 2.3%

CALIFORNIA 0.9%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	200	277
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,080
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,033

		4,390

GEORGIA 0.6%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,456	2,905

NEVADA 0.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	205

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	509

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	499

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	303

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,700	2,438

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	95

Total Municipal Bonds & Notes (Cost $10,526)		11,344

U.S. GOVERNMENT AGENCIES 14.7%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	20,000	13,106
3.500% due 08/01/2046	5,085	5,023
3.980% due 07/01/2021	2,500	2,544
5.625% due 04/17/2028	100	119
6.210% due 08/06/2038	9,643	13,431
Fannie Mae, TBA
3.000% due 10/01/2048 - 11/01/2048	13,200	12,628
4.000% due 11/01/2048	800	807

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.000% due 03/15/2031 (b)	$1,100	$709
3.650% due 02/25/2028 ~	1,800	1,816
5.000% due 04/15/2038	91	97
6.250% due 07/15/2032	300	396
6.750% due 03/15/2031	1,900	2,546
Ginnie Mae
3.500% due 11/20/2044	1,502	1,385
5.500% due 10/20/2037	546	626
Israel Government AID Bond
5.500% due 09/18/2033	1,800	2,210
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 04/15/2030	16,400	12,510
Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030	2,300	1,548
Small Business Administration
5.290% due 12/01/2027	102	104

Total U.S. Government Agencies (Cost $69,359)		71,605

U.S. TREASURY OBLIGATIONS 31.5%
U.S. Treasury Bonds
2.750% due 08/15/2042 (i)	600	556
2.750% due 08/15/2047	6,008	5,501
2.875% due 05/15/2043 (i)(k)	1,637	1,547
3.000% due 02/15/2048	1,819	1,750
3.000% due 08/15/2048	350	337
3.125% due 02/15/2043 (g)	23,800	23,511
3.125% due 05/15/2048 (g)	57,722	56,937
3.500% due 02/15/2039 (k)	552	582
4.375% due 11/15/2039 (k)	240	285
5.000% due 05/15/2037 (i)	2,658	3,364
U.S. Treasury Inflation Protected Securities (d)
0.750% due 02/15/2045 (i)	963	897
1.375% due 02/15/2044 (i)	8,894	9,546
U.S. Treasury Notes
2.875% due 08/15/2028 (g)	10,260	10,106
U.S. Treasury STRIPS (b)
0.000% due 05/15/2034	500	303
0.000% due 08/15/2040	18,800	9,452
0.000% due 11/15/2040	12,200	6,082
0.000% due 08/15/2042	2,600	1,220
0.000% due 05/15/2043	5,800	2,654
0.000% due 11/15/2043	1,000	450
0.000% due 11/15/2044	13,200	5,762
0.000% due 02/15/2045	200	86
0.000% due 05/15/2046	8,700	3,617
0.000% due 08/15/2047	22,500	9,000

Total U.S. Treasury Obligations (Cost $154,656)		153,545

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,299
American Home Mortgage Investment Trust
2.796% due 11/25/2045 •	1,494	1,492
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,123
5.122% due 08/10/2035 ~	700	718
Bear Stearns Adjustable Rate Mortgage Trust
3.740% due 01/25/2035 ~	4	4
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	77	78
DBUBS Mortgage Trust
3.489% due 07/12/2044 •	636	643
Downey Savings & Loan Association Mortgage Loan Trust
3.894% due 07/19/2044 ~	43	44
GSMPS Mortgage Loan Trust
2.566% due 01/25/2036 •	1,239	1,110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034 ~	$300	$280
IndyMac Mortgage Loan Trust
2.396% due 07/25/2047 •	134	115
2.406% due 04/25/2037 •	1,509	1,439
Merrill Lynch Mortgage Investors Trust
3.975% due 11/25/2035 •	951	961
RBSSP Resecuritization Trust
3.714% due 12/25/2035 ~	656	659
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043 ~	1,600	1,526
Structured Adjustable Rate Mortgage Loan Trust
4.231% due 02/25/2034 ~	12	12
Structured Asset Mortgage Investments Trust
2.406% due 07/25/2046 ^•	56	48
2.436% due 05/25/2036 •	118	108
WaMu Mortgage Pass-Through Certificates Trust
2.518% due 08/25/2046 •	1,137	1,119
2.586% due 05/25/2034 •	1,167	1,071
2.636% due 06/25/2044 •	150	147
2.821% due 01/25/2037 ~	1,120	1,051
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,300	1,324
Wells Fargo Mortgage Loan Trust
3.848% due 02/27/2036 •	551	554
Wells Fargo Mortgage-Backed Securities Trust
3.808% due 01/25/2035 ~	383	398

Total Non-Agency Mortgage-Backed Securities (Cost $16,991)		17,323

ASSET-BACKED SECURITIES 4.9%
Accredited Mortgage Loan Trust
3.086% due 01/25/2035 •	770	768
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •	1,058	1,070
Countrywide Asset-Backed Certificates
2.686% due 04/25/2036 •	1,800	1,724
Countrywide Asset-Backed Certificates Trust
2.916% due 11/25/2035 •	1,600	1,601
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	771	780
Equifirst Loan Securitization Trust
2.386% due 04/25/2037 •	1,253	1,205
First Franklin Mortgage Loan Trust
3.166% due 07/25/2033 •	1,237	1,203
GoldenTree Loan Opportunities Ltd.
3.709% due 10/29/2026 •	1,900	1,902
HSI Asset Securitization Corp. Trust
2.376% due 05/25/2037 •	998	985
IXIS Real Estate Capital Trust
2.846% due 02/25/2036 •	1,066	1,072
JPMorgan Mortgage Acquisition Trust
2.436% due 07/25/2036 •	1,620	1,611
2.666% due 11/25/2036 •	1,615	1,573
NYMT Residential LLC
4.000% due 03/25/2021 Ø	171	172
RAAC Trust
2.896% due 05/25/2044 •	710	705
Securitized Asset-Backed Receivables LLC Trust
2.456% due 03/25/2036 •	1,047	1,042
SLM Student Loan Trust
3.835% due 04/25/2023 •	161	165
Specialty Underwriting & Residential Finance Trust
2.606% due 12/25/2036 •	1,400	1,398
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	176	176
Structured Asset Investment Loan Trust
2.366% due 06/25/2036 •	1,005	977
2.376% due 05/25/2036 •	1,083	1,026

80	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VOLT LLC
3.125% due 09/25/2047 Ø		$2,626	$2,602

Total Asset-Backed Securities (Cost $22,648)			23,757

SOVEREIGN ISSUES 2.0%
Argentina Government International Bond
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,047	24
43.077% (ARLLMONP) due 06/21/2020 ~		29,000	819
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$800	819
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,362
Corp. Financiera de Desarrollo S.A.
3.250% due 07/15/2019		1,900	1,903
Mexico Government International Bond
4.600% due 01/23/2046		534	499
Qatar Government International Bond
4.500% due 04/23/2028		400	413
Saudi Government International Bond
4.625% due 10/04/2047		2,800	2,705
Spain Government International Bond
5.150% due 10/31/2044	EUR	700	1,239

Total Sovereign Issues (Cost $10,543)			9,783

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.2%

COMMERCIAL PAPER 2.6%
Entergy Corp.
2.390% due 10/15/2018		$2,500	$2,497
2.443% due 10/31/2018		1,500	1,496
Hyundai Capital America
2.525% due 11/05/2018		2,000	1,995
Marriott International
2.568% due 10/26/2018		1,500	1,497
Mondelez International, Inc.
2.307% due 10/04/2018		1,500	1,499
Schlumberger Holdings
2.677% due 10/01/2018		1,400	1,400
Thomson Reuters Corp.
2.449% due 10/01/2018		1,000	1,000
WEC Energy Group, Inc.
2.387% due 10/03/2018		1,500	1,500

			12,884

ARGENTINA TREASURY BILLS 1.3%
2.409% due 10/12/2018 - 12/14/2018 (a)(b)		4,800	4,773
3.795% due 12/28/2018 (b)(c)	ARS	60,800	1,506

			6,279

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
2.158% due 12/13/2018 (a)(b)(g)	$1,721	$1,714

Total Short-Term Instruments (Cost $21,005)		20,877

Total Investments in Securities (Cost $573,046)		572,406

	SHARES
INVESTMENTS IN AFFILIATES 1.6%

SHORT-TERM INSTRUMENTS 1.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III	788,697	7,798

Total Short-Term Instruments (Cost $7,798)		7,798

Total Investments in Affiliates (Cost $7,798)		7,798

Total Investments 119.0% (Cost $580,844)		$580,204

Financial Derivative Instruments (h)(j) 2.3% (Cost or Premiums, net $2,813)		11,183

Other Assets and Liabilities, net (21.3)%		(103,836)

Net Assets 100.0%		$487,551

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS	2.300%	09/18/2018	10/02/2018		$	(15,038)	$(15,050)
JML	1.750	07/11/2018	TBD	(2)		(973)	(973)

Total Reverse Repurchase Agreements							$(16,023)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	81

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)		Payable for Sale-Buyback Transactions(3)
GSC	2.150%	09/11/2018	10/11/2018	$	(76,274)	$(76,365)
	2.200	09/21/2018	10/05/2018		(11,286)	(11,293)
UBS	2.130	08/14/2018	10/17/2018		(3,267)	(3,276)

Total Sale-Buyback Transactions						$(90,934)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.0)%
Fannie Mae, TBA	3.500%	11/01/2048	$ 5,100	$(5,035)	$(5,014)

Total Short Sales (1.0)%				$(5,035)	$(5,014)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(15,050)	$0	$(15,050)	$15,089	$39
JML	0	(973)	0	(973)	954	(19)

Master Securities Forward Transaction Agreement
GSC	0	0	(87,658)	(87,658)	86,422	(1,236)
UBS	0	0	(3,276)	(3,276)	3,196	(80)

Total Borrowings and Other Financing Transactions	$0	$(16,023)	$(90,934)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(973)	$(973)
U.S. Treasury Obligations	0	(15,050)	0	0	(15,050)

Total	$0	$(15,050)	$0	$(973)	$(16,023)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(90,934)	0	0	(90,934)

Total	$0	$(90,934)	$0	$0	$(90,934)

Total Borrowings	$0	$(105,984)	$0	$(973)	$(106,957)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(106,957)

(g)	Securities with an aggregate market value of $105,660 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(147,705) at a weighted average interest rate of 1.814%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(51) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

82	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-mini S&P 500 Index December Futures	12/2018	140	$	20,433	$120	$0	$(6)
Euro-Bund 10-Year Bond December Futures	12/2018	43		7,928	(90)	38	0
U.S. Treasury 10-Year Note December Futures	12/2018	297		35,278	(504)	9	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	138		21,291	(696)	0	(48)

Total Futures Contracts					$(1,170)	$47	$(54)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Toll Brothers Finance Corp.	(1.000)%	Quarterly	06/20/2023	1.449%	$	300	$(9)	$3	$(6)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2022	0.408%	$	700	$13	$2	$15	$0	$0
Deutsche Bank AG	1.000	Quarterly	06/20/2019	0.509	EUR	200	(1)	2	1	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.338	$	1,100	16	4	20	0	0
Newell Brands, Inc.	1.000	Quarterly	12/20/2022	1.177		300	1	(3)	(2)	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.569		1,400	22	2	24	0	0

							$51	$7	$58	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$2,000	$(160)	$(3)	$(163)	$0	$(1)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	121,500	2,227	142	2,369	0	(6)

					$2,067	$139	$2,206	$0	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$	29,600	$440	$155	$595	$0	$(2)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2023	EUR	500	2	(1)	1	0	(2)

						$442	$154	$596	$0	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019	$	10,800	$(375)	$430	$55	$0	$(1)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		1,700	11	0	11	0	(1)
Pay	3-Month USD-LIBOR	2.960	Semi-Annual	09/26/2023		1,700	(2)	(7)	(9)	1	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	09/26/2023		2,000	(2)	(5)	(7)	1	0
Pay(6)	3-Month USD-LIBOR	3.040	Semi-Annual	10/02/2023		6,000	(7)	(3)	(10)	0	(10)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2024	GBP	11,400	(10)	29	19	0	(1)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		350	(2)	3	1	0	(3)
Receive	UKRPI	3.585	Maturity	10/15/2046		150	0	6	6	0	(1)

							$(387)	$453	$66	$2	$(17)

Total Swap Agreements							$2,164	$756	$2,920	$2	$(28)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	83

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$47	$2	$49	$0	$(54)	$(28)	$(82)

(i)

Securities with an aggregate market value of $3,324 and cash of $3,031 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2018	GBP	2,600		$3,400	$6	$0
	11/2018	MXN	3,969		209	0	(2)
	11/2018	SEK	25,765		2,844	0	(65)
BPS	10/2018	ARS	57,028		1,449	80	0
	10/2018		$7,247	EUR	6,153	0	(103)
	11/2018	EUR	6,153		$7,265	103	0
	12/2018	TWD	93,274		3,059	0	(22)
CBK	10/2018	EUR	11,384		13,308	91	0
	10/2018		$6,090	EUR	5,231	0	(16)
	10/2018		797	RUB	53,869	24	0
	11/2018	NOK	23,995		$2,891	0	(63)
	11/2018		$1,138	EUR	979	2	0
	11/2018		2,851	SEK	25,680	49	0
GLM	10/2018	TRY	1,143		$179	0	(8)
	10/2018		$1,215	MXN	22,928	6	0
	10/2018		3,384	TRY	17,123	0	(580)
	11/2018	GBP	1,198		$1,576	12	0
	12/2018		$533	TWD	16,302	6	0
HUS	10/2018	TRY	10,365		$2,175	477	0
	11/2018		$2,869	NOK	23,815	62	0
MSB	10/2018		936	ARS	26,159	0	(309)
RYL	10/2018	RUB	24,687		$361	0	(15)
SCX	10/2018	GBP	2,600		3,350	0	(39)
	12/2018	KRW	120,711		109	0	0
UAG	11/2018		$1,375	RUB	88,256	0	(34)

Total Forward Foreign Currency Contracts						$918	$(1,256)

84	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$16,900	$311	$119

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	02/18/2020	$12,600	$92	$50
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019	100	8	15
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.440	06/20/2019	2,500	50	46
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.955	04/03/2020	10,000	700	824
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.945	04/17/2019	39,560	184	60
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.950	05/01/2019	103,600	367	170
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019	100	8	15

							$1,409	$1,180

Total Purchased Options							$1,720	$1,299

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800%	10/17/2018	EUR	2,300	$(3)	$(1)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	10/17/2018		$2,200	(2)	0
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	10/17/2018	EUR	4,200	(5)	0
DUB	Put - OTC CDX.IG-31 5-Year Index	Sell	0.800	12/19/2018		$1,700	(2)	(1)
FBF	Put - OTC CDX.IG-30 5-Year Index	Sell	0.650	10/17/2018		1,100	(2)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.800	11/21/2018		1,700	(1)	(1)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700	10/17/2018		7,100	(7)	(1)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.950	10/17/2018	EUR	5,900	(7)	0

							$(29)	$(4)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910%	10/12/2018	$3,000	$(3)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.110	10/12/2018	3,000	(3)	(4)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.010	10/24/2018	1,600	(2)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.220	10/24/2018	1,600	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019	500	(8)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.770	10/11/2018	800	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.180	10/11/2018	800	(3)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	1,200	(92)	(55)
BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	10/18/2018	1,400	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.170	10/18/2018	1,400	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	10/29/2018	1,300	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200	10/29/2018	1,300	(1)	(1)
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.875	10/10/2018	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.085	10/10/2018	500	(1)	(1)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	10/22/2018	1,300	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.220	10/22/2018	1,300	(1)	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	85

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.450%	06/20/2019	$ 11,250	$(53)	$(46)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800	10/16/2018	1,200	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200	10/16/2018	1,200	(4)	(2)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.840	10/09/2018	1,700	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	10/09/2018	1,700	(2)	(4)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	10/17/2018	4,900	(5)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/17/2018	4,900	(5)	(5)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980	10/29/2018	1,300	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.170	10/29/2018	1,300	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	04/03/2020	45,000	(700)	(831)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830	10/04/2018	1,700	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2018	1,700	(2)	(4)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019	500	(8)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.950	04/17/2019	8,600	(184)	(63)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	05/01/2019	22,200	(383)	(184)

							$(1,482)	$(1,260)

Total Written Options							$(1,550)	$(1,264)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
Counterparty										Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2021	1.138%	$	800	$(8)	$6	$0	$(2)
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.258		400	(16)	24	8	0
	China Government International Bond	1.000	Quarterly	12/20/2021	0.324		1,400	(3)	33	30	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	1.138		600	(4)	2	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128		100	(1)	0	0	(1)
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2021	1.138		700	(6)	4	0	(2)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013		2,100	(5)	4	0	(1)
CBK	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.437		1,500	9	21	30	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013		400	(4)	4	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.020		200	(10)	1	0	(9)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.452		2,000	(127)	6	0	(121)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013		1,500	(13)	13	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128		100	(1)	0	0	(1)
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.861		100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128		200	(2)	1	0	(1)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.020		700	(36)	3	0	(33)
	UniCredit SpA	1.000	Quarterly	12/20/2019	1.683	EUR	300	(16)	13	0	(3)
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.861	$	800	(12)	16	4	0
UAG	Park Aerospace Holdings Ltd.«	5.000	Quarterly	07/01/2020	2.332		1,800	105	(1)	104	0

								$(151)	$152	$177	$(176)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$900	$73	$54	$127	$0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	700	59	40	99	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	2,900	273	135	408	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	600	58	26	84	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	2,700	435	(8)	427	0
MYC	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,600	(268)	173	0	(95)

						$630	$420	$1,145	$(95)

86	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	S&P 500 Total Return Index	6,893	3-Month USD-LIBOR plus a specified spread	Quarterly	08/08/2019	$38,618	$0	$988	$988	$0
BPS	Receive	S&P 500 Total Return Index	2,003	3-Month USD-LIBOR plus a specified spread	Quarterly	04/24/2019	11,042	0	443	443	0
CBK	Receive	S&P 500 Total Return Index	7,107	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	39,521	0	1,322	1,322	0
DUB	Receive	S&P 500 Total Return Index	7,472	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	41,551	0	1,390	1,390	0
	Receive	S&P 500 Total Return Index	6,749	3-Month USD-LIBOR plus a specified spread	Quarterly	12/14/2018	37,530	0	1,257	1,257	0
GST	Receive	S&P 500 Total Return Index	7,218	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	41,224	0	345	345	0
	Receive	S&P 500 Total Return Index	6,485	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	36,062	0	1,208	1,208	0
	Receive	S&P 500 Total Return Index	4,350	3-Month USD-LIBOR plus a specified spread	Quarterly	07/15/2019	23,938	0	1,000	1,000	0
	Receive	S&P 500 Total Return Index	3,027	3-Month USD-LIBOR plus a specified spread	Quarterly	10/16/2019	16,688	0	671	671	0
	Receive	S&P 500 Total Return Index	4,349	3-Month USD-LIBOR plus a specified spread	Quarterly	01/15/2020	23,933	0	998	998	0
	Receive	S&P 500 Total Return Index	7,014	3-Month USD-LIBOR plus a specified spread	Quarterly	03/12/2020	40,029	0	345	345	0
MYI	Receive	S&P 500 Total Return Index	6,198	3-Month USD-LIBOR plus a specified spread	Quarterly	10/15/2018	35,722	0	(210)	0	(210)
	Receive	S&P 500 Total Return Index	2,493	3-Month USD-LIBOR plus a specified spread	Quarterly	10/25/2018	14,368	0	(83)	0	(83)
	Receive	S&P 500 Total Return Index	2,855	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	15,739	0	637	637	0
	Receive	S&P 500 Total Return Index	7,310	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	41,892	0	157	157	0

								$0	$10,468	$10,761	$(293)

Total Swap Agreements								$479	$11,040	$12,083	$(564)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$6	$184	$1,115	$1,305	$(67)	$(87)	$(2)	$(156)	$1,149	$(1,000)	$149
BPS	183	0	481	664	(125)	(5)	(3)	(133)	531	(480)	51
BRC	0	0	0	0	0	(1)	(3)	(4)	(4)	0	(4)
CBK	166	0	1,451	1,617	(79)	(2)	0	(81)	1,536	(1,560)	(24)
DUB	0	46	2,647	2,693	0	(49)	0	(49)	2,644	(5,620)	(2,976)
FBF	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
GLM	24	824	0	848	(588)	(843)	0	(1,431)	(583)	677	94
GST	0	0	4,975	4,975	0	(1)	(9)	(10)	4,965	(4,970)	(5)
HUS	539	0	0	539	0	0	(122)	(122)	417	(440)	(23)
JPM	0	0	512	512	0	(4)	(37)	(41)	471	(330)	141
MSB	0	0	0	0	(309)	0	0	(309)	(309)	271	(38)
MYC	0	245	4	249	0	(271)	(95)	(366)	(117)	(66)	(183)
MYI	0	0	794	794	0	0	(293)	(293)	501	(4,110)	(3,609)
RYL	0	0	0	0	(15)	0	0	(15)	(15)	0	(15)
SCX	0	0	0	0	(39)	0	0	(39)	(39)	0	(39)
UAG	0	0	104	104	(34)	0	0	(34)	70	0	70

Total Over the Counter	$918	$1,299	$12,083	$14,300	$(1,256)	$(1,264)	$(564)	$(3,084)

(k)

Securities with an aggregate market value of $1,002 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	87

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$47	$47
Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$49	$49

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$918	$0	$918
Purchased Options	0	0	0	119	1,180	1,299
Swap Agreements	0	1,322	10,761	0	0	12,083

	$0	$1,322	$10,761	$1,037	$1,180	$14,300

	$0	$1,322	$10,761	$1,037	$1,229	$14,349

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$6	$0	$48	$54
Swap Agreements	0	11	0	0	17	28

	$0	$11	$6	$0	$65	$82

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,256	$0	$1,256
Written Options	0	4	0	0	1,260	1,264
Swap Agreements	0	271	293	0	0	564

	$0	$275	$293	$1,256	$1,260	$3,084

	$0	$286	$299	$1,256	$1,325	$3,166

The Effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(2)	$(2)
Written Options	0	0	0	0	81	81
Futures	0	0	608	0	1,212	1,820
Swap Agreements	0	895	0	0	2,552	3,447

	$0	$895	$608	$0	$3,843	$5,346

88	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(332)	$0	$(332)
Purchased Options	0	0	0	0	(96)	(96)
Written Options	0	135	0	36	235	406
Swap Agreements	0	406	28,597	0	0	29,003

	$0	$541	$28,597	$(296)	$139	$28,981

	$0	$1,436	$29,205	$(296)	$3,982	$34,327

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$423	$0	$(2,369)	$(1,946)
Swap Agreements	0	402	0	0	(1,606)	(1,204)

	$0	$402	$423	$0	$(3,975)	$(3,150)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(170)	$0	$(170)
Purchased Options	0	0	0	41	(269)	(228)
Written Options	0	2	0	(32)	245	215
Swap Agreements	0	39	25,490	0	0	25,529

	$0	$41	$25,490	$(161)	$(24)	$25,346

	$0	$443	$25,913	$(161)	$(3,999)	$22,196

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,753	$1,455	$6,208
Corporate Bonds & Notes
Banking & Finance	0	90,329	0	90,329
Industrials	0	123,032	554	123,586
Utilities	0	44,049	0	44,049
Municipal Bonds & Notes
California	0	4,390	0	4,390
Georgia	0	2,905	0	2,905
Nevada	0	205	0	205
New Jersey	0	509	0	509
New York	0	499	0	499
North Carolina	0	303	0	303
Ohio	0	2,438	0	2,438
West Virginia	0	95	0	95
U.S. Government Agencies	0	71,605	0	71,605
U.S. Treasury Obligations	0	153,545	0	153,545
Non-Agency Mortgage-Backed Securities	0	17,323	0	17,323
Asset-Backed Securities	0	23,757	0	23,757
Sovereign Issues	0	9,783	0	9,783
Short-Term Instruments
Commercial Paper	0	12,884	0	12,884
Argentina Treasury Bills	0	6,279	0	6,279
U.S. Treasury Bills	0	1,714	0	1,714

	$0	$570,397	$2,009	$572,406

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,798	$0	$0	$7,798

Total Investments	$7,798	$570,397	$2,009	$580,204

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,014)	$0	$(5,014)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	47	2	0	49
Over the counter	0	14,196	104	14,300

	$47	$14,198	$104	$14,349

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(54)	(28)	0	(82)
Over the counter	0	(3,084)	0	(3,084)

	$(54)	$(3,112)	$0	$(3,166)

Total Financial Derivative Instruments	$(7)	$11,086	$104	$11,183

Totals	$7,791	$576,469	$2,113	$586,373

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	89

Schedule of Investments PIMCO StocksPLUS® Short Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC
4.250% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,662	$1,666
Toyota Motor Credit Corp.
2.966% (LIBOR03M + 0.580%) due 09/28/2020 «~		3,200	3,189

Total Loan Participations and Assignments (Cost $4,844)			4,855

CORPORATE BONDS & NOTES 10.0%

BANKING & FINANCE 7.5%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,500	1,453
Banco del Estado de Chile
4.125% due 10/07/2020		12,200	12,359
Barclays Bank PLC
10.179% due 06/12/2021		15,500	17,667
14.000% due 06/15/2019 •(f)	GBP	1,100	1,551
Barclays PLC
3.695% (US0003M + 1.380%) due 05/16/2024 ~		$4,200	4,181
Citigroup, Inc.
3.200% due 10/21/2026		900	841
3.344% (US0003M + 1.023%) due 06/01/2024 ~		4,300	4,324
Cooperatieve Rabobank UA
2.500% due 01/19/2021		2,100	2,058
Credit Suisse Group AG
7.250% due 09/12/2025 •(f)(g)		1,500	1,509
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	241
Deutsche Bank AG
3.541% (US0003M + 1.230%) due 02/27/2023 ~		5,900	5,764
4.250% due 10/14/2021		8,000	7,969
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,400	1,637
Ford Motor Credit Co. LLC
3.296% (US0003M + 0.930%) due 09/24/2020 ~		$2,900	2,904
5.875% due 08/02/2021		1,000	1,047
General Motors Financial Co., Inc.
3.450% due 04/10/2022		10,800	10,637
Goldman Sachs Group, Inc.
3.484% (US0003M + 1.170%) due 11/15/2021 ~		3,200	3,238
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,604
3.322% (US0003M + 1.000%) due 05/18/2024 ~		800	799
3.837% (US0003M + 1.500%) due 01/05/2022 ~		2,000	2,053
4.292% due 09/12/2026 •		1,100	1,089
4.750% due 07/04/2029 •(f)(g)	EUR	1,000	1,134
5.875% due 09/28/2026 •(f)(g)	GBP	1,400	1,838
6.500% due 03/23/2028 •(f)(g)		$1,200	1,160
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~		4,000	4,010
3.125% due 01/23/2025		900	864
3.237% (US0003M + 0.890%) due 07/23/2024 ~		3,600	3,615
3.797% due 07/23/2024 •		1,400	1,400
3.900% due 07/15/2025		700	700
Nationwide Building Society
4.363% due 08/01/2024 •		1,800	1,792
Navient Corp.
5.500% due 01/15/2019		2,700	2,717

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		$1,700	$1,632
2.987% (US0003M + 0.650%) due 07/13/2022 ~		2,900	2,906
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		2,300	2,316
4.519% due 06/25/2024 •		1,400	1,397
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		900	826
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	720	972
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (c)		$72,042	17,105
UBS AG
7.625% due 08/17/2022 (g)		600	670
UBS Group Funding Switzerland AG
3.264% (US0003M + 0.950%) due 08/15/2023 ~		3,900	3,918
Wells Fargo & Co.
3.000% due 04/22/2026		1,300	1,210

			137,107

INDUSTRIALS 1.3%
AbbVie, Inc.
3.200% due 11/06/2022		200	197
Allergan Finance LLC
3.250% due 10/01/2022		900	884
Allergan Sales LLC
5.000% due 12/15/2021		1,100	1,141
BAT Capital Corp.
2.764% due 08/15/2022		1,500	1,446
3.194% (US0003M + 0.880%) due 08/15/2022 ~		1,800	1,815
Charter Communications Operating LLC
4.464% due 07/23/2022		800	814
4.908% due 07/23/2025		1,600	1,626
CVS Health Corp.
3.500% due 07/20/2022		200	199
CVS Pass-Through Trust
6.943% due 01/10/2030		883	986
Enbridge, Inc.
3.034% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,305
General Motors Co.
3.143% (US0003M + 0.800%) due 08/07/2020 ~		2,350	2,359
Kraft Heinz Foods Co.
3.500% due 07/15/2022		200	199
5.000% due 07/15/2035		100	99
5.200% due 07/15/2045		200	196
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~		2,000	2,006
SASOL Financing USA LLC
5.875% due 03/27/2024		900	918
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,240	1,227
2.400% due 09/23/2021		1,430	1,383
Spectra Energy Partners LP
3.016% (US0003M + 0.700%) due 06/05/2020 ~		900	904
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		4,400	4,313

			24,017

UTILITIES 1.2%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~		6,800	6,864
3.289% (US0003M + 0.950%) due 07/15/2021 ~		4,600	4,656

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.514% (US0003M + 1.180%) due 06/12/2024 ~	$4,200	$4,222
5.000% due 03/01/2021	700	725
Petrobras Global Finance BV
5.999% due 01/27/2028	1,751	1,619
Verizon Communications, Inc.
3.376% due 02/15/2025	1,162	1,132
3.414% (US0003M + 1.100%) due 05/15/2025 ~	1,900	1,918

		21,136

Total Corporate Bonds & Notes (Cost $182,141)		182,260

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	1,018
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	2,993
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	500	723
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	107

		4,841

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	509
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	655	714
7.750% due 01/01/2042	900	966

		2,189

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	40	41

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	132

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,520

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	245	245

Total Municipal Bonds & Notes (Cost $10,409)		11,968

U.S. GOVERNMENT AGENCIES 22.9%
Fannie Mae
2.415% due 09/25/2042 •	47	47
2.566% due 07/25/2037 •	95	95
2.596% due 07/25/2037 •	164	165
2.616% due 09/25/2035 •	402	403

90	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.626% due 09/25/2035 •	$732	$735
2.816% due 01/25/2051 •	266	268
2.870% due 09/01/2027	1,700	1,612
2.936% due 06/25/2037 •	1,331	1,354
2.946% due 06/25/2040 •	1,435	1,462
3.357% due 10/01/2034 •	1	1
3.416% due 12/01/2033 •	11	11
3.500% due 01/01/2048 - 07/01/2048	61,596	60,670
3.568% due 11/01/2035 •	3	3
3.575% due 12/01/2033 •	3	3
3.735% due 09/01/2035 •	25	26
3.890% due 07/01/2021	2,406	2,442
4.000% due 01/01/2025 - 09/01/2048	32,728	33,439
4.285% due 06/01/2034 •	89	94
4.297% due 06/01/2035 •	31	32
4.327% due 07/01/2035 •	9	10
4.393% due 06/01/2035 •	19	20
4.500% due 04/01/2020 - 02/01/2044	27,051	28,122
5.000% due 11/01/2025 - 05/01/2042	23,265	24,705
5.500% due 11/01/2021 - 09/01/2041	16,411	17,681
6.000% due 12/01/2018 - 05/01/2041	11,003	12,109
Fannie Mae, TBA
3.500% due 11/01/2048	198,000	194,653
4.000% due 11/01/2048	17,300	17,445
Freddie Mac
2.538% due 03/15/2037 •	1,254	1,256
2.858% due 08/15/2037 •	1,777	1,803
2.868% due 10/15/2037 •	303	308
2.878% due 05/15/2037 - 09/15/2037 •	2,050	2,081
4.297% due 06/01/2035 •	30	32
4.415% due 11/01/2034 •	15	16
5.000% due 05/01/2023 - 01/01/2039	2,849	3,019
5.500% due 08/15/2030 - 03/01/2039	531	574
6.000% due 08/01/2027 - 04/01/2038	272	296
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	9,968	10,555
6.000% due 07/15/2037 - 08/15/2037	53	58
Small Business Administration
4.430% due 05/01/2029	368	377
5.520% due 06/01/2024	1	1

Total U.S. Government Agencies (Cost $417,778)		417,983

U.S. TREASURY OBLIGATIONS 28.4%
U.S. Treasury Bonds
2.750% due 08/15/2047 (m)	2,300	2,106
3.000% due 08/15/2048	700	673
4.375% due 05/15/2040 (m)	12,800	15,209
4.625% due 02/15/2040 (m)	9,200	11,282
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (m)	8,187	8,023
0.125% due 01/15/2022 (k)(m)	27,435	26,765
0.125% due 04/15/2022	37,822	36,762
0.125% due 07/15/2022	25,314	24,710
0.250% due 01/15/2025 (m)	851	817
0.375% due 07/15/2023	34,652	33,989
0.375% due 01/15/2027	26,812	25,618
0.375% due 07/15/2027 (m)	5,563	5,320
0.500% due 01/15/2028	2,452	2,355
0.625% due 01/15/2026 (m)	4,773	4,673
1.000% due 02/15/2048 (m)	22,074	21,824
1.750% due 01/15/2028 (k)(m)	6,015	6,444
2.000% due 01/15/2026 (k)	3,047	3,280
2.375% due 01/15/2025	72,528	79,057
2.375% due 01/15/2027	23,993	26,746
2.500% due 01/15/2029 (m)	1,878	2,161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
1.375% due 09/30/2020 (k)(m)	$8,400	$8,166
1.375% due 10/31/2020 (k)(m)	10,200	9,901
1.750% due 12/31/2020 (k)(m)	13,800	13,475
1.875% due 08/31/2022 (k)(m)	63,800	61,337
2.000% due 11/30/2020 (m)	2,500	2,456
2.000% due 07/31/2022 (k)(m)	88,700	85,765
2.125% due 08/31/2020 (m)	1,200	1,185

Total U.S. Treasury Obligations (Cost $538,453)		520,099

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust
2.416% due 08/25/2036 •	2,895	2,863
American Home Mortgage Investment Trust
4.534% due 02/25/2045 •	6	6
Banc of America Funding Trust
3.879% due 06/25/2034 ~	10	10
4.205% due 05/25/2035 ~	7	7
Banc of America Mortgage Trust
4.289% due 07/25/2035 ^~	710	667
4.458% due 05/25/2033 ~	21	22
Bear Stearns Adjustable Rate Mortgage Trust
4.171% due 11/25/2034 ~	52	51
4.594% due 11/25/2034 ~	11	11
4.671% due 12/25/2035 ~	24	25
Bear Stearns ALT-A Trust
2.656% due 04/25/2035 •	987	986
4.187% due 09/25/2035 ~	1,040	854
4.229% due 10/25/2035 ~	2,629	2,664
Chase Mortgage Finance Trust
3.517% due 12/25/2035 ^~	692	672
4.222% due 09/25/2036 ^~	515	489
6.000% due 12/25/2036	298	246
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •	15	15
4.820% due 10/25/2035 •	7	7
Countrywide Alternative Loan Trust
2.386% due 11/25/2036 •	3,168	3,065
2.406% due 09/25/2046 ^•	2,687	2,473
2.496% due 02/25/2037 •	251	234
5.500% due 07/25/2035 ^	9	8
6.000% due 05/25/2037 ^	2,917	2,165
Countrywide Home Loan Mortgage Pass-Through Trust
3.583% due 11/25/2034 ~	611	607
3.609% due 02/20/2035 ~	43	44
4.592% due 02/20/2036 ^•	11	9
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.546% due 02/25/2036 •	5,974	5,489
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028	6,614	6,877
GSR Mortgage Loan Trust
3.902% due 09/25/2035 ~	21	22
4.176% due 11/25/2035 ~	23	24
4.222% due 11/25/2035 ^~	1,056	989
6.000% due 02/25/2036 ^	8,919	7,024
6.000% due 07/25/2037 ^	2,425	2,210
HarborView Mortgage Loan Trust
2.338% due 12/19/2036 ^•	379	347
2.408% due 12/19/2036 ^•	4,901	4,645
2.608% due 05/19/2035 •	17	17
2.648% due 06/19/2035 •	2,621	2,610
3.384% due 06/19/2036 ^~	1,947	1,398
Impac Secured Assets Trust
2.386% due 01/25/2037 •	2,589	2,505
IndyMac Mortgage Loan Trust
2.396% due 02/25/2037 •	2,724	2,621
3.898% due 06/25/2036 ~	4,747	4,517
JPMorgan Alternative Loan Trust
2.376% due 09/25/2036 •	3,611	3,581
3.835% due 05/25/2036 ^~	2,561	2,077
JPMorgan Mortgage Trust
3.973% due 10/25/2036 ~	251	219
4.219% due 02/25/2035 ~	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.229% due 07/25/2035 ~	$328	$331
4.249% due 10/25/2036 ^~	1,647	1,496
5.750% due 01/25/2036 ^	49	39
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	2,273	2,256
MASTR Adjustable Rate Mortgages Trust
3.145% due 07/25/2035 ^~	459	432
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.598% due 12/15/2030 •	68	67
2.638% due 06/15/2030 •	1	1
Merrill Lynch Alternative Note Asset Trust
2.516% due 03/25/2037 •	2,062	923
Merrill Lynch Mortgage Investors Trust
2.426% due 02/25/2036 •	47	46
2.466% due 11/25/2035 •	27	26
4.148% due 05/25/2033 ~	41	41
4.395% due 09/25/2035 ^~	1,244	1,196
Morgan Stanley Re-REMIC Trust
3.757% due 09/26/2036 ~	7,085	7,002
Mortgage Equity Conversion Asset Trust
3.080% due 05/25/2042 «•	3,579	3,328
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^Ø	84	64
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,053	989
Residential Accredit Loans, Inc. Trust
2.366% due 02/25/2037 •	2,344	2,194
2.386% due 01/25/2037 •	4,401	4,112
2.396% due 07/25/2036 •	6,167	4,088
2.401% due 08/25/2036 •	4,528	4,174
2.406% due 07/25/2036 •	4,308	4,003
2.406% due 09/25/2036 •	7,423	6,982
Structured Adjustable Rate Mortgage Loan Trust
2.516% due 10/25/2035 •	50	49
3.245% due 01/25/2035 •	38	37
4.231% due 02/25/2034 ~	33	33
4.363% due 08/25/2034 ~	47	47
Structured Asset Mortgage Investments Trust
2.496% due 02/25/2036 ^•	23	22
Thornburg Mortgage Securities Trust
4.158% due 06/25/2047 ^•	2,312	2,124
WaMu Mortgage Pass-Through Certificates Trust
2.518% due 10/25/2046 •	187	184
3.045% due 11/25/2042 •	8	7
3.462% due 02/25/2037 ^~	729	709
Wells Fargo Mortgage-Backed Securities Trust
3.804% due 01/25/2035 ~	26	27
3.898% due 12/25/2036 ~	1,293	1,218
3.907% due 07/25/2036 ^~	639	647
3.964% due 03/25/2036 ~	37	38
6.000% due 04/25/2037 ^	2,375	2,397

Total Non-Agency Mortgage-Backed Securities (Cost $106,534)		116,706

ASSET-BACKED SECURITIES 12.7%
Accredited Mortgage Loan Trust
2.346% due 02/25/2037 •	1,069	1,070
3.000% due 09/25/2035 •	6,000	5,960
ACE Securities Corp. Home Equity Loan Trust
2.276% due 10/25/2036 •	15	8
Allegro CLO Ltd.
3.559% due 01/30/2026 •	1,191	1,192
Apidos CLO
3.467% due 07/22/2026 •	1,300	1,301
Asset-Backed Securities Corp. Home Equity Loan Trust
3.176% due 07/25/2035 •	2,000	2,002
Bear Stearns Asset-Backed Securities Trust
2.376% due 08/25/2036 •	2,798	3,320
2.456% due 06/25/2047 •	7,000	6,868
Citigroup Mortgage Loan Trust
2.376% due 12/25/2036 •	1,633	1,081
2.396% due 01/25/2037 •	10,804	7,952
2.416% due 05/25/2037 •	6,586	4,807

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	91

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
3.116% due 09/25/2035 ^•	$3,600	$3,567
Countrywide Asset-Backed Certificates
2.356% due 04/25/2047 •	2,568	2,499
2.366% due 05/25/2037 •	2,981	2,951
2.396% due 06/25/2047 •	1,303	1,294
2.486% due 03/25/2036 •	3,085	2,871
Fieldstone Mortgage Investment Trust
2.406% due 05/25/2036 •	3,365	2,613
First Franklin Mortgage Loan Trust
2.356% due 09/25/2036 •	3,220	3,194
2.376% due 04/25/2036 •	289	282
2.951% due 09/25/2035 •	246	247
Fremont Home Loan Trust
2.376% due 08/25/2036 •	22,369	10,497
3.266% due 11/25/2034 •	13,312	13,299
GSAMP Trust
2.266% due 12/25/2046 •	3,855	2,438
2.366% due 12/25/2046 •	13,181	8,409
2.446% due 01/25/2037 •	5,716	4,876
Halcyon Loan Advisors Funding Ltd.
3.447% due 10/22/2025 •	1,100	1,100
HSI Asset Securitization Corp. Trust
2.376% due 05/25/2037 •	2,361	2,330
Long Beach Mortgage Loan Trust
2.366% due 05/25/2036 •	1,471	1,012
2.436% due 02/25/2036 •	8,679	8,457
2.486% due 05/25/2046 •	7,840	3,419
2.776% due 10/25/2034 •	9	9
Massachusetts Educational Financing Authority
3.285% due 04/25/2038 •	525	529
MASTR Asset-Backed Securities Trust
2.266% due 01/25/2037 •	28,241	11,546
2.426% due 05/25/2037 •	8,598	8,216
2.796% due 12/25/2035 •	2,659	2,660
Merrill Lynch Mortgage Investors Trust
2.466% due 07/25/2037 •	4,313	1,928
Morgan Stanley ABS Capital, Inc. Trust
2.306% due 01/25/2037 •	3,713	2,186
2.346% due 02/25/2037 •	9,664	6,424
2.351% due 11/25/2036 •	12,371	9,043
2.376% due 09/25/2036 •	15,021	9,356
2.426% due 01/25/2037 •	5,351	3,188
2.466% due 04/25/2036 •	6,644	6,246
4.116% due 02/25/2047 •	3,691	3,429
Morgan Stanley Home Equity Loan Trust
2.316% due 12/25/2036 •	5,605	3,425
Mountain Hawk CLO Ltd.
3.533% due 04/18/2025 •	1,579	1,580
Navient Private Education Loan Trust
2.558% due 12/16/2058 •	1,148	1,150
OHA Credit Partners Ltd.
3.358% due 10/20/2025 •	515	516
OHA Loan Funding Ltd.
3.697% due 01/23/2027 •	1,300	1,303
Option One Mortgage Loan Trust
2.356% due 01/25/2037 •	3,543	2,315
Popular ABS Mortgage Pass-Through Trust
2.546% due 07/25/2036 •	8,800	8,174
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 Ø	7,291	4,164
Residential Asset Securities Corp. Trust
2.366% due 08/25/2036 •	2,996	2,701
Securitized Asset-Backed Receivables LLC Trust
2.296% due 08/25/2036 •	2,552	1,107
2.456% due 07/25/2036 •	2,477	1,424
3.176% due 01/25/2036 ^•	8,077	6,169

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SG Mortgage Securities Trust
2.356% due 10/25/2036 •		$4,235	$3,895
SLM Private Education Loan Trust
5.408% due 05/16/2044 •		246	250
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	1,524	1,772
Soundview Home Loan Trust
3.116% due 10/25/2037 •		$9,307	7,901
Structured Asset Investment Loan Trust
2.526% due 01/25/2036 •		2,722	2,534
Structured Asset Securities Corp. Mortgage Loan Trust
2.351% due 07/25/2036 •		2,265	2,213
2.386% due 12/25/2036 •		1,156	1,134
2.536% due 05/25/2037 •		1,927	1,919
Wells Fargo Home Equity Asset-Backed Securities Trust
3.101% due 11/25/2035 •		1,000	1,006

Total Asset-Backed Securities (Cost $209,155)			232,328

SOVEREIGN ISSUES 4.6%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		7,850	4,645
5.875% due 01/11/2028		3,800	3,019
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	6,239	144
43.077% (ARLLMONP) due 06/21/2020 ~		112,783	3,185
Brazil Government International Bond
5.625% due 02/21/2047		$3,400	3,018
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	25,729	6,440
6.000% due 05/15/2055 (e)		19,767	4,932
Export-Import Bank of Korea
4.000% due 01/29/2021		$17,700	17,916
Israel Government International Bond
4.125% due 01/17/2048		800	768
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	2,225,128	20,495
Province of Ontario
1.650% due 09/27/2019		$2,000	1,976
4.000% due 10/07/2019		300	303
Qatar Government International Bond
5.250% due 01/20/2020		11,420	11,733
Saudi Government International Bond
4.000% due 04/17/2025		2,000	2,005
4.500% due 04/17/2030		2,000	2,013
5.000% due 04/17/2049		1,000	1,017

Total Sovereign Issues (Cost $93,257)			83,609

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)		24,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)(h)		1,100	1,259

Total Preferred Securities (Cost $1,133)			1,259

		SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.2%

REPURCHASE AGREEMENTS (i) 0.1%
			$1,003

		PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
45.000% due 11/21/2018	ARS	304	7

ARGENTINA TREASURY BILLS 0.1%
(1.776)% due 01/31/2019 - 02/28/2019 (b)(c)		10,549	259
2.974% due 11/16/2018 (c)(d)		$2,200	2,189

			2,448

GREECE TREASURY BILLS 0.6%
1.001% due 10/05/2018 - 03/15/2019 (b)(c)	EUR	9,900	11,475

JAPAN TREASURY BILLS 3.0%
(0.202)% due 01/09/2019 (b)(c)	JPY	6,210,000	54,686

U.S. TREASURY BILLS 0.4%
2.092% due 11/08/2018 - 12/13/2018 (b)(c)(k)(m)		$8,126	8,103

Total Short-Term Instruments (Cost $78,290)			77,722

Total Investments in Securities (Cost $1,641,994)			1,648,789

		SHARES
INVESTMENTS IN AFFILIATES 36.2%

SHORT-TERM INSTRUMENTS 36.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 36.2%
PIMCO Short Asset Portfolio		33,204,974	332,647
PIMCO Short-Term Floating NAV Portfolio III		33,332,103	329,555

Total Short-Term Instruments (Cost $661,766)			662,202

Total Investments in Affiliates (Cost $661,766)			662,202

Total Investments 126.4% (Cost $2,303,760)			$2,310,991

Financial Derivative Instruments (j)(l) (12.0)% (Cost or Premiums, net $38,862)			(219,809)

Other Assets and Liabilities, net (14.4)%			(263,334)

Net Assets 100.0%			$1,827,848

92	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$ 1,133	$1,259	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$1,003	U.S. Treasury Notes 1.250% due 07/31/2023	$(1,027)	$1,003	$1,003

Total Repurchase Agreements						$(1,027)	$1,003	$1,003

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,003	$0	$0	$1,003	$(1,027)	$(24)

Total Borrowings and Other Financing Transactions	$1,003	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	93

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	$110.500	11/23/2018	1,129	$1,129	$10	$1
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	111.000	11/23/2018	393	393	3	1
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures	111.500	11/23/2018	243	243	2	0

					$15	$2

Total Purchased Options					$15	$2

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	5,346	$	1,300,949	$(1,546)	$201	$0
90-Day Eurodollar March Futures	03/2019	3,918		951,682	(1,911)	147	0
90-Day Eurodollar September Futures	09/2020	1,043		252,497	(652)	39	0
Euro-Bobl December Futures	12/2018	409		62,065	(305)	157	(19)
Euro-Bund 10-Year Bond December Futures	12/2018	683		125,920	(1,079)	595	0
Japan Government 10-Year Bond December Futures	12/2018	206		272,122	(287)	109	(163)
U.S. Treasury 5-Year Note December Futures	12/2018	2,272		255,547	(2,156)	124	0
U.S. Treasury 10-Year Note December Futures	12/2018	2,057		244,333	(2,868)	64	0
United Kingdom Long Gilt December Futures	12/2018	58		9,143	(96)	12	(1)

					$(10,900)	$1,448	$(183)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	5,346	$	(1,294,534)	$3,411	$0	$(267)
90-Day Eurodollar March Futures	03/2020	3,918		(948,499)	2,547	0	(196)
90-Day Eurodollar September Futures	09/2021	1,043		(252,615)	404	0	(26)
Australia Government 10-Year Bond December Futures	12/2018	412		(38,374)	280	0	(196)
E-mini S&P 500 Index December Futures	12/2018	15		(2,189)	(6)	1	0
Euro-OAT France Government 10-Year Bond December Futures	12/2018	501		(87,864)	666	6	(279)
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	289		(144)	31	87	0
U.S. Treasury 2-Year Note December Futures	12/2018	419		(88,298)	187	0	(20)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	551		(85,009)	2,436	189	0

					$9,956	$283	$(984)

Total Futures Contracts					$(944)	$1,731	$(1,167)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.163%	$2,800	$483	$(57)	$426	$0	$(3)
General Motors Co.	5.000	Quarterly	12/20/2021	0.575	8,800	1,358	(144)	1,214	2	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.807	350	58	(6)	52	0	0

						$1,899	$(207)	$1,692	$2	$(3)

94	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$9,100	$548	$173	$721	$4	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	36,060	$(452)	$224	$(228)	$16	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		18,840	(238)	117	(121)	9	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		26,200	(334)	164	(170)	12	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	282,200	1,211	(1,984)	(773)	14	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		264,200	3,928	(1,980)	1,948	5	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		41,600	(26)	107	81	0	(8)
Pay(5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		542,500	(262)	(1,301)	(1,563)	67	0
Receive(5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		542,500	183	931	1,114	0	(59)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		89,900	3,363	389	3,752	0	(44)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		321,400	0	(946)	(946)	200	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		159,500	(1,327)	(422)	(1,749)	22	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		43,600	3,391	88	3,479	0	(21)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		176,300	(17)	1,727	1,710	0	(124)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		56,100	0	525	525	0	(39)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		245,700	13,800	1,161	14,961	0	(148)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	103	4	107	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		73,120	6,450	402	6,852	0	(48)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,800	1,846	72	1,918	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		4,000	148	30	178	0	(2)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		100,900	6,196	556	6,752	0	(50)
Receive(5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		45,300	173	619	792	0	(16)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		5,300	325	65	390	3	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		5,300	616	94	710	4	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		47,700	0	850	850	54	0
Receive(5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		3,100	25	84	109	4	0
Receive(5)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		1,600	12	44	56	2	0
Pay(5)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	22,700	(210)	255	45	74	0
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		38,500	177	406	583	127	0
Receive(5)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		50,500	84	(189)	(105)	0	(150)
Receive(5)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		101,300	(111)	(366)	(477)	0	(304)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		44,400	(234)	206	(28)	252	0
Pay(5)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		97,100	17	(49)	(32)	249	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		19,200	334	(49)	285	0	(261)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	532,000	(456)	1,010	554	5	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		22,000	(359)	91	(268)	0	0
Receive(5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		532,000	2,422	(721)	1,701	67	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		44,700	(1,706)	344	(1,362)	11	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		34,700	597	278	875	0	(55)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		7,300	(146)	61	(85)	0	(20)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		32,300	(657)	272	(385)	0	(88)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		6,600	(40)	59	19	0	(50)
Pay(5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	56,350,000	1,620	(153)	1,467	29	0
Receive(5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		22,410,000	(477)	270	(207)	0	(37)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		2,360,000	(142)	74	(68)	6	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		25,000,000	(827)	168	(659)	0	(22)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,590,000	1,542	75	1,617	0	(20)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,700	(5)	(1)	(6)	0	(7)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,700	10	(16)	(6)	7	0
Receive	UKRPI	0.000	Maturity	09/15/2028	GBP	22,900	(3)	(38)	(41)	0	(39)

							$40,544	$3,607	$44,151	$1,239	$(1,619)

Total Swap Agreements							$42,991	$3,573	$46,564	$1,245	$(1,622)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	95

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$2	$1,731	$1,245	$2,978	$0	$(1,167)	$(1,622)	$(2,789)

(k)

Securities with an aggregate market value of $37,447 and cash of $2,727 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	11/2018	EUR	1,400		$1,702	$73	$0
BOA	10/2018	CAD	12,370		9,394	0	(183)
	10/2018	RUB	170,763		2,602	0	(2)
	10/2018		$5,825	AUD	8,026	0	(23)
	11/2018	AUD	8,026		$5,826	23	0
	11/2018		$19,417	NOK	162,105	535	0
BPS	10/2018	RUB	316,266		$4,720	0	(101)
	10/2018		$1,272	ARS	48,466	0	(102)
	10/2018		5,541	TRY	39,876	991	0
	12/2018	JPY	1,960,000		$17,862	508	0
	12/2018	KRW	55,558,919		49,735	0	(425)
	01/2019	JPY	2,740,000		24,325	9	0
BRC	11/2018		$8	MXN	153	0	0
	12/2018	ARS	1,129		$27	2	0
CBK	10/2018	CAD	26,883		20,807	0	(6)
	10/2018	RUB	719,462		10,779	0	(188)
	10/2018		$1,102	GBP	846	0	0
	10/2018		20,550	RUB	1,287,691	0	(921)
	11/2018	EUR	14,497		$16,756	0	(133)
	11/2018		$5,105	AUD	7,072	8	0
	11/2018		1,672	EUR	1,459	28	0
	12/2018	CNH	34,705		$5,055	27	0
	12/2018	JPY	3,330,000		30,377	893	0
	12/2018		$680	CNY	4,649	0	(6)
	12/2018		47,934	JPY	5,290,000	0	(1,097)
	01/2019	JPY	3,470,000		$30,809	15	0
	03/2019	EUR	3,600		4,582	343	0
FBF	10/2018		2,400		2,990	203	0

96	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	10/2018	AUD	14,670		$10,614	$10	$0
	10/2018	TRY	14,738		2,373	0	(41)
	10/2018		$4,556	CAD	5,879	0	(5)
	10/2018		1,151	GBP	875	0	(10)
	10/2018		5,864	KRW	6,558,656	49	0
	11/2018	EUR	518		$603	0	(1)
	11/2018	GBP	1,889		2,485	19	0
	11/2018		$20,600	ZAR	277,985	0	(1,023)
	12/2018		3,900	KRW	4,352,403	29	0
	12/2018		7,669	SGD	10,481	11	0
HUS	10/2018	BRL	46,258		$11,270	0	(184)
	10/2018	TRY	75,452		15,830	3,471	0
	10/2018		$11,211	BRL	46,258	243	0
	10/2018		25,742	CAD	33,374	97	0
	11/2018	BRL	46,258		$11,180	0	(247)
	11/2018	CAD	33,374		25,758	0	(98)
	11/2018		$18,358	RUB	1,239,291	473	0
	12/2018	CNH	117,096		$17,000	34	0
	12/2018	HKD	3,946		504	0	(1)
	12/2018		$29,874	CNH	203,766	0	(351)
	12/2018		12,300	KRW	13,746,477	111	0
	01/2021	BRL	3,570		$550	0	(236)
JPM	10/2018	JPY	85,800		768	13	0
	10/2018	RUB	212,261		3,238	3	0
	10/2018		$4,831	AUD	6,644	0	(28)
	10/2018		19,515	GBP	14,799	0	(226)
	10/2018		21,789	JPY	2,459,037	0	(146)
	11/2018	GBP	10,603		$13,987	148	0
	11/2018	JPY	2,459,037		21,838	147	0
	12/2018		$5,133	SGD	7,018	10	0
	03/2019	EUR	14,527		$17,338	246	0
MSB	10/2018	ARS	1		0	0	0
	10/2018	RUB	76,229		1,161	0	(1)
	11/2018	EUR	2,500		3,045	135	0
NGF	12/2018	SGD	67,930		49,672	0	(103)
SOG	10/2018	GBP	16,520		21,290	0	(242)
	12/2018		$3,594	RUB	245,230	121	0
SSB	10/2018	JPY	2,373,237		$21,386	498	0
UAG	10/2018	TRY	100,751		15,294	0	(1,305)

Total Forward Foreign Currency Contracts						$9,526	$(7,435)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.750	11/02/2018	$	30,211	$212	$19
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	9,330	281	96
	Put - OTC USD versus MXN	MXN	18.600	10/29/2018	$	19,800	408	157
	Put - OTC USD versus ZAR	ZAR	13.040	10/05/2018		12,262	128	0
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	8,726	80	83

							$1,109	$355

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	97

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	16,600	$437	$18
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	07/09/2020	$	458,100	1,695	1,201
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	11,700	310	34
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	561,500	810	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		280,500	1,019	733
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		277,000	291	6
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	17,700	473	41
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	$	961,600	3,481	2,513
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		132,100	749	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		16,600	798	567
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		49,600	1,994	2,027

								$12,057	$7,140

Total Purchased Options								$13,166	$7,495

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.661	11/02/2018	$	60,422	$(212)	$(9)
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		6,969	(82)	(63)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	14,500	(465)	(3,140)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	17,100	(471)	(3,627)
HUS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		3,217	(38)	(29)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	18,660	(281)	(86)
	Put - OTC USD versus MXN	MXN	18.110	10/29/2018	$	39,600	(408)	(67)
	Call - OTC USD versus ZAR	ZAR	14.600	10/05/2018		9,809	(128)	(17)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019	EUR	17,451	(80)	(78)

							$(2,165)	$(7,116)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	0

						$(482)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$ 458,100	$(2,193)	$(1,762)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	280,500	(1,362)	(1,120)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	55,400	(291)	(5)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	961,600	(4,520)	(3,855)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	360,100	(1,995)	(2,175)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	83,000	(879)	(1,586)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	28,400	(749)	0

							$ (11,989)	$(10,503)

OPTIONS ON EQUITY REPURCHASE AGREEEMENTS

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs«(2)	04/30/2019	$61,400	$(61)	$(61)

Total Written Options				$(14,697)	$(17,680)

98	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$14,222	$(2,941)	$1,912	$0	$(1,029)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,500	335	(180)	155	0

						$(2,606)	$1,732	$155	$(1,029)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR 47,700	$(7)	$506	$499	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	S&P 500 Total Return Index	32,453	3-Month USD-LIBOR plus a specified spread	Maturity	11/07/2018	$159,595	$0	$(23,793)	$0	$(23,793)
	Pay	S&P 500 Total Return Index	92,724	3-Month USD-LIBOR plus a specified spread	Maturity	04/03/2019	455,991	0	(67,946)	0	(67,946)
CBK	Pay	S&P 500 Total Return Index	60,271	3-Month USD-LIBOR plus a specified spread	Maturity	11/07/2018	296,396	0	(44,166)	0	(44,166)
	Pay	S&P 500 Total Return Index	92,724	3-Month USD-LIBOR plus a specified spread	Maturity	04/03/2019	455,991	0	(67,947)	0	(67,947)
DUB	Pay	S&P 500 Total Return Index	22,476	3-Month USD-LIBOR plus a specified spread	Quarterly	01/29/2019	124,741	0	(4,276)	0	(4,276)
FAR	Pay	S&P 500 Total Return Index	15,348	3-Month USD-LIBOR plus a specified spread	Quarterly	01/29/2019	84,613	0	(3,401)	0	(3,401)

								$0	$(211,529)	$0	$(211,529)

Total Swap Agreements								$(2,613)	$(209,291)	$654	$(212,558)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$73	$0	$0	$73	$0	$0	$0	$0	$73	$0	$73
BOA	558	19	155	732	(208)	(9)	(1,029)	(1,246)	(514)	531	17
BPS	1,508	0	0	1,508	(628)	(63)	(91,739)	(92,430)	(90,922)	92,828	1,906
BRC	2	18	0	20	0	0	0	0	20	(170)	(150)
CBK	1,314	0	0	1,314	(2,351)	(6,767)	(112,113)	(121,231)	(119,917)	121,162	1,245
DUB	0	1,235	0	1,235	0	(1,762)	(4,276)	(6,038)	(4,803)	149	(4,654)
FAR	0	0	0	0	0	0	(3,401)	(3,401)	(3,401)	3,217	(184)
FBF	203	0	0	203	0	0	0	0	203	(360)	(157)
FOB	0	0	0	0	0	(61)	0	(61)	(61)	0	(61)
GLM	118	739	499	1,356	(1,080)	(1,125)	0	(2,205)	(849)	863	14
HUS	4,429	0	0	4,429	(1,117)	(29)	0	(1,146)	3,283	(3,253)	30
JPM	567	294	0	861	(400)	(170)	0	(570)	291	0	291
MSB	135	0	0	135	(1)	0	0	(1)	134	(110)	24
MYC	0	5,107	0	5,107	0	(7,616)	0	(7,616)	(2,509)	1,974	(535)
NGF	0	0	0	0	(103)	0	0	(103)	(103)	0	(103)
SOG	121	0	0	121	(242)	0	0	(242)	(121)	339	218
SSB	498	0	0	498	0	0	0	0	498	(270)	228
UAG	0	83	0	83	(1,305)	(78)	0	(1,383)	(1,300)	1,364	64

Total Over the Counter	$9,526	$7,495	$654	$17,675	$(7,435)	$(17,680)	$(212,558)	$(237,673)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	99

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

(m)

Securities with an aggregate market value of $227,821 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2	$2
Futures	0	0	1	0	1,730	1,731
Swap Agreements	0	6	0	0	1,239	1,245

	$0	$6	$1	$0	$2,971	$2,978

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,526	$0	$9,526
Purchased Options	0	0	0	355	7,140	7,495
Swap Agreements	0	155	0	0	499	654

	$0	$155	$0	$9,881	$7,639	$17,675

	$0	$161	$1	$9,881	$10,610	$20,653

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,167	$1,167
Swap Agreements	0	3	0	0	1,619	1,622

	$0	$3	$0	$0	$2,786	$2,789

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,435	$0	$7,435
Written Options	0	0	61	7,116	10,503	17,680
Swap Agreements	0	1,029	211,529	0	0	212,558

	$0	$1,029	$211,590	$14,551	$10,503	$237,673

	$0	$1,032	$211,590	$14,551	$13,289	$240,462

100	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(2)	$(2)
Written Options	0	0	0	0	242	242
Futures	0	0	(33,192)	0	7,962	(25,230)
Swap Agreements	0	535	0	0	2,497	3,032

	$0	$535	$(33,192)	$0	$10,699	$(21,958)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,118	$0	$6,118
Purchased Options	0	0	0	469	(3,536)	(3,067)
Written Options	0	0	58	1,688	(1,243)	503
Swap Agreements	0	302	2,143	0	0	2,445

	$0	$302	$2,201	$8,275	$(4,779)	$5,999

	$0	$837	$(30,991)	$8,275	$5,920	$(15,959)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(13)	$(13)
Futures	0	0	1,265	0	(2,411)	(1,146)
Swap Agreements	0	(35)	0	0	17,523	17,488

	$0	$(35)	$1,265	$0	$15,099	$16,329

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,196	$0	$2,196
Purchased Options	0	0	0	(677)	1,067	390
Written Options	0	0	0	(4,893)	219	(4,674)
Swap Agreements	0	(133)	(175,210)	0	400	(174,943)

	$0	$(133)	$(175,210)	$(3,374)	$1,686	$(177,031)

	$0	$(168)	$(173,945)	$(3,374)	$16,785	$(160,702)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,666	$3,189	$4,855
Corporate Bonds & Notes
Banking & Finance	0	137,107	0	137,107
Industrials	0	24,017	0	24,017
Utilities	0	21,136	0	21,136
Municipal Bonds & Notes
California	0	4,841	0	4,841
Illinois	0	2,189	0	2,189
Iowa	0	41	0	41
Tennessee	0	132	0	132
Washington	0	4,520	0	4,520
West Virginia	0	245	0	245
U.S. Government Agencies	0	417,983	0	417,983
U.S. Treasury Obligations	0	520,099	0	520,099
Non-Agency Mortgage-Backed Securities	0	113,378	3,328	116,706
Asset-Backed Securities	0	232,328	0	232,328
Sovereign Issues	0	83,609	0	83,609
Preferred Securities
Banking & Finance	0	1,259	0	1,259
Short-Term Instruments
Repurchase Agreements	0	1,003	0	1,003
Short-Term Notes	0	7	0	7
Argentina Treasury Bills	0	2,448	0	2,448
Greece Treasury Bills	0	11,475	0	11,475
Japan Treasury Bills	0	54,686	0	54,686
U.S. Treasury Bills	0	8,103	0	8,103

	$0	$1,642,272	$6,517	$1,648,789

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$662,202	$0	$0	$662,202

Total Investments	$662,202	$1,642,272	$6,517	$2,310,991

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,731	1,247	0	2,978
Over the counter	0	17,675	0	17,675

	$1,731	$18,922	$0	$20,653

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,167)	(1,622)	0	(2,789)
Over the counter	0	(237,612)	(61)	(237,673)

	$(1,167)	$(239,234)	$(61)	$(240,462)

Total Financial Derivative Instruments	$564	$(220,312)	$(61)	$(219,809)

Totals	$662,766	$1,421,960	$6,456	$2,091,182

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	101

Schedule of Investments PIMCO StocksPLUS® Small Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC
4.250% due 04/30/2025		$880	$882
Toyota Motor Credit Corp.
2.966% due 09/28/2020 «		2,500	2,491

Total Loan Participations and Assignments (Cost $3,367)			3,373

CORPORATE BONDS & NOTES 7.6%

BANKING & FINANCE 4.6%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,100	1,066
Banco del Estado de Chile
4.125% due 10/07/2020		1,700	1,722
Bank of Ireland
7.375% due 06/18/2020 •(e)(f)	EUR	400	504
Barclays Bank PLC
10.179% due 06/12/2021		$2,400	2,736
14.000% due 06/15/2019 •(e)	GBP	700	987
Barclays PLC
3.695% (US0003M + 1.380%) due 05/16/2024 ~		$3,200	3,186
7.000% due 09/15/2019 •(e)(f)	GBP	300	395
8.000% due 12/15/2020 •(e)(f)	EUR	200	256
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$1,700	1,714
Citigroup, Inc.
3.344% (US0003M + 1.023%) due 06/01/2024 ~		3,200	3,218
4.044% due 06/01/2024 •		1,500	1,507
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(e)(f)	EUR	1,600	2,067
Country Garden Holdings Co. Ltd.
4.750% due 01/17/2023		$2,600	2,387
Credit Suisse Group AG
3.574% (US0003M + 1.240%) due 06/12/2024 ~		2,000	2,013
7.500% due 07/17/2023 •(e)(f)		1,600	1,650
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	579
3.800% due 09/15/2022		700	697
3.800% due 06/09/2023		250	247
Danske Bank A/S
3.394% (US0003M + 1.060%) due 09/12/2023 ~		1,300	1,288
Deutsche Bank AG
0.181% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,400	1,610
3.541% (US0003M + 1.230%) due 02/27/2023 ~		$4,000	3,908
4.250% due 10/14/2021		3,300	3,287
Discover Bank
3.450% due 07/27/2026		1,700	1,584
4.650% due 09/13/2028		2,700	2,710
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,000	1,169
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$200	199
3.296% (US0003M + 0.930%) due 09/24/2020 ~		2,800	2,804
Goldman Sachs Group, Inc.
3.484% (US0003M + 1.170%) due 11/15/2021 ~		1,300	1,315
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~		1,400	1,403
3.322% (US0003M + 1.000%) due 05/18/2024 ~		600	599
3.400% due 03/08/2021		500	499
3.837% (US0003M + 1.500%) due 01/05/2022 ~		800	821
4.292% due 09/12/2026 •		1,400	1,386

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.300% due 03/08/2026		$300	$299
4.750% due 07/04/2029 •(e)(f)	EUR	700	794
5.875% due 09/28/2026 •(e)(f)	GBP	1,400	1,839
6.500% due 03/23/2028 •(e)(f)		$800	773
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~		3,200	3,208
3.237% (US0003M + 0.890%) due 07/23/2024 ~		3,000	3,012
3.797% due 07/23/2024 •		1,200	1,200
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~		2,200	2,207
4.050% due 08/16/2023		1,100	1,093
4.550% due 08/16/2028		1,000	988
7.000% due 06/27/2019 •(e)(f)	GBP	600	796
7.875% due 06/27/2029 •(e)(f)		900	1,339
Nationwide Building Society
4.363% due 08/01/2024 •		$1,500	1,493
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		800	768
2.987% (US0003M + 0.650%) due 07/13/2022 ~		1,400	1,403
Royal Bank of Scotland Group PLC
3.923% (US0003M + 1.550%) due 06/25/2024 ~		2,300	2,316
4.519% due 06/25/2024 •		1,500	1,497
4.892% due 05/18/2029 •		1,700	1,692
5.500% due 12/31/2018 (e)	EUR	1,100	1,293
7.500% due 08/10/2020 •(e)(f)		$500	513
8.625% due 08/15/2021 •(e)(f)		200	215
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	360	486
UBS AG
7.625% due 08/17/2022 (f)		$300	335
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		400	396
3.264% (US0003M + 0.950%) due 08/15/2023 ~		1,400	1,406
4.125% due 09/24/2025		400	398
Wells Fargo & Co.
3.500% due 03/08/2022		38	38

			83,310

INDUSTRIALS 1.6%
AbbVie, Inc.
3.200% due 11/06/2022		100	98
Allergan Sales LLC
4.875% due 02/15/2021		186	192
BAT Capital Corp.
2.764% due 08/15/2022		600	579
3.194% (US0003M + 0.880%) due 08/15/2022 ~		1,000	1,008
Campbell Soup Co.
2.964% (US0003M + 0.630%) due 03/15/2021 ~		300	300
3.300% due 03/15/2021		500	496
3.650% due 03/15/2023		2,100	2,061
Charter Communications Operating LLC
3.986% (US0003M + 1.650%) due 02/01/2024 ~		4,000	4,080
4.464% due 07/23/2022		300	305
4.908% due 07/23/2025		700	711
CVS Health Corp.
3.500% due 07/20/2022		100	99
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~		4,100	4,099
Enbridge, Inc.
3.034% (US0003M + 0.700%) due 06/15/2020 ~		800	803
INEOS Finance PLC
2.125% due 11/15/2025	EUR	3,100	3,513
Kraft Heinz Foods Co.
3.500% due 07/15/2022		$100	99

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 07/15/2035	$100	$99
5.200% due 07/15/2045	100	98
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~	1,500	1,505
President & Fellows of Harvard College
6.500% due 01/15/2039	1,100	1,490
SASOL Financing USA LLC
5.875% due 03/27/2024	900	918
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	500	495
2.400% due 09/23/2021	570	551
United Technologies Corp.
2.965% (US0003M + 0.650%) due 08/16/2021 ~	600	602
3.650% due 08/16/2023	1,800	1,793
3.950% due 08/16/2025	400	398
4.125% due 11/16/2028	1,800	1,792
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	1,600	1,537

		29,721

UTILITIES 1.4%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	3,200	3,230
3.289% (US0003M + 0.950%) due 07/15/2021 ~	3,800	3,846
3.514% (US0003M + 1.180%) due 06/12/2024 ~	3,600	3,619
BellSouth Corp.
4.333% due 04/26/2021	5,300	5,340
Dominion Energy, Inc.
2.914% (US0003M + 0.600%) due 05/15/2020 ~	2,700	2,701
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~	2,000	2,006
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~	2,000	1,999
Verizon Communications, Inc.
3.376% due 02/15/2025	421	410
3.414% (US0003M + 1.100%) due 05/15/2025 ~	1,400	1,413

		24,564

Total Corporate Bonds & Notes (Cost $137,832)		137,595

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	146
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	3,500	3,877
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	409

		4,432

COLORADO 0.3%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,122	4,572

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	436

102	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 01/01/2042	$610	$654

		1,090

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,162

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	754

Total Municipal Bonds & Notes (Cost $10,783)		12,010

U.S. GOVERNMENT AGENCIES 17.3%
Fannie Mae
2.310% due 08/01/2022	100	97
2.566% due 07/25/2037 •	17	17
2.596% due 07/25/2037 •	29	29
2.616% due 09/25/2035 •	102	102
3.500% due 12/01/2047 - 08/01/2048	47,395	46,685
4.000% due 12/01/2018 - 03/01/2026	449	457
4.498% due 07/01/2019	228	230
5.000% due 04/01/2035	106	112
5.500% due 09/01/2023	5	5
6.000% due 05/01/2019 - 05/01/2041	1,203	1,319
7.500% due 04/01/2024 - 11/01/2037	112	121
Fannie Mae, TBA
3.500% due 10/01/2048 - 11/01/2048	182,100	179,056
4.000% due 10/01/2048 - 12/01/2048	81,400	82,122
Freddie Mac
2.105% due 12/25/2036 •	3	3
2.868% due 10/15/2037 •	34	35
6.000% due 04/01/2040	6	6
Ginnie Mae
2.454% due 08/20/2047 •	1,729	1,729
6.000% due 12/15/2038	66	71
Small Business Administration
5.290% due 12/01/2027	29	30
5.720% due 01/01/2029	590	623
6.020% due 08/01/2028	413	436

Total U.S. Government Agencies (Cost $314,076)		313,285

U.S. TREASURY OBLIGATIONS 23.4%
U.S. Treasury Bonds
3.000% due 08/15/2048	500	481
4.375% due 05/15/2040	5,300	6,297
4.625% due 02/15/2040	4,500	5,518
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021	5,848	5,730
0.125% due 01/15/2022	12,359	12,057
0.125% due 04/15/2022	26,009	25,280
0.125% due 07/15/2022	43,944	42,895
0.125% due 01/15/2023	7,861	7,613
0.125% due 07/15/2024	27,064	26,013
0.250% due 01/15/2025	17,236	16,548
0.375% due 07/15/2023	19,384	19,012
0.375% due 01/15/2027	14,814	14,155
0.375% due 07/15/2027	4,430	4,236
0.500% due 01/15/2028	1,328	1,276
0.625% due 01/15/2026	2,121	2,077
1.000% due 02/15/2048	14,000	13,842
1.750% due 01/15/2028	9,623	10,310
2.375% due 01/15/2025	4,011	4,372
2.375% due 01/15/2027	125	139

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 01/15/2029	$4,930	$5,672
3.625% due 04/15/2028	156	194
U.S. Treasury Notes
1.375% due 09/30/2020 (i)	20,800	20,222
1.375% due 10/31/2020 (i)(k)	11,300	10,969
1.500% due 08/15/2026	16,700	14,915
1.750% due 12/31/2020	34,300	33,492
1.875% due 07/31/2022 (i)	15,300	14,724
2.000% due 11/30/2020 (i)(k)	6,100	5,993
2.000% due 07/31/2022 (i)(k)	8,000	7,735
2.000% due 11/30/2022 (i)(k)	13,100	12,624
2.000% due 08/15/2025 (i)(k)	5,800	5,437
2.000% due 11/15/2026 (k)	9,600	8,886
2.125% due 08/31/2020 (i)	17,100	16,881
2.125% due 05/15/2025	19,700	18,662
2.250% due 08/15/2027	100	94
2.375% due 08/15/2024	21,350	20,651
2.750% due 02/15/2024 (k)	10,500	10,392

Total U.S. Treasury Obligations (Cost $439,531)		425,394

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
Adjustable Rate Mortgage Trust
5.569% due 11/25/2037 ^~	7,047	6,457
American Home Mortgage Assets Trust
2.765% due 11/25/2046 •	8,011	4,600
BCAP LLC Trust
6.000% due 03/26/2037 ~	8,561	7,202
Bear Stearns ALT-A Trust
3.612% due 11/25/2035 ^~	5,168	4,239
3.961% due 11/25/2035 ^~	254	240
ChaseFlex Trust
2.516% due 07/25/2037 •	5,169	4,863
Citigroup Mortgage Loan Trust
2.286% due 01/25/2037 •	5	5
3.710% due 03/25/2036 ^•	255	246
Citigroup Mortgage Loan Trust, Inc.
4.486% due 08/25/2035 ~	104	106
CitiMortgage Alternative Loan Trust
2.816% due 04/25/2037 •	2,297	1,891
Countrywide Alternative Loan Trust
2.336% due 12/25/2046 •	6,012	5,840
2.376% due 02/25/2047 •	22	22
2.376% due 09/25/2047 •	3,357	3,266
2.416% due 06/25/2037 •	70	69
2.845% due 02/25/2036 •	8	8
6.000% due 08/25/2035	2,037	1,567
6.000% due 06/25/2047	2,926	2,492
Countrywide Home Loan Mortgage Pass-Through Trust
3.583% due 11/25/2034 ~	7	7
3.609% due 02/20/2035 ~	4	4
5.500% due 11/25/2035 ^	49	44
Credit Suisse Mortgage Capital Certificates
3.429% due 02/27/2037 ~	681	688
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.396% due 06/25/2037 ^•	252	241
2.546% due 08/25/2037 •	4,574	4,071
GSR Mortgage Loan Trust
4.176% due 11/25/2035 ~	6	6
HarborView Mortgage Loan Trust
2.338% due 12/19/2036 ^•	599	547
2.358% due 01/19/2038 •	478	475
JPMorgan Mortgage Trust
3.919% due 07/25/2035 ~	4,626	4,767
4.108% due 08/25/2034 ~	70	70
4.219% due 02/25/2035 ~	2	2
4.229% due 07/25/2035 ~	40	41
5.750% due 01/25/2036 ^	16	13
JPMorgan Resecuritization Trust
2.185% due 06/26/2037 •	6,799	6,621
Lehman Mortgage Trust
2.866% due 11/25/2036 •	1,980	1,441
Lehman XS Trust
2.441% due 08/25/2046 •	2,764	2,638

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
4.395% due 09/25/2035 ^~	$122	$117
Morgan Stanley Mortgage Loan Trust
2.836% due 11/25/2035 •	2,385	2,404
MortgageIT Securities Corp. Mortgage Loan Trust
2.446% due 06/25/2047 •	1,582	1,508
Residential Accredit Loans, Inc. Trust
2.401% due 08/25/2036 •	736	678
2.416% due 05/25/2047 •	8,505	8,387
Structured Adjustable Rate Mortgage Loan Trust
4.101% due 04/25/2035 ~	187	182
Structured Asset Mortgage Investments Trust
2.336% due 08/25/2036 •	9,966	9,540
2.446% due 02/25/2036 •	1,484	1,446
Structured Asset Securities Corp.
2.566% due 04/25/2035 •	2,165	2,048
UBS Commercial Mortgage Trust
3.504% due 12/15/2050	3,395	3,360
WaMu Mortgage Pass-Through Certificates Trust
2.518% due 09/25/2046 •	45	45
2.518% due 10/25/2046 •	41	41
2.575% due 01/25/2047 •	24	24
2.615% due 05/25/2047 •	4,124	3,928
2.796% due 11/25/2045 •	3,967	3,943
2.821% due 01/25/2037 ^~	345	324
3.538% due 12/25/2035 ~	2,610	2,638
3.575% due 06/25/2037 ^~	1,356	1,304
3.770% due 08/25/2036 ^~	152	144
Wells Fargo Mortgage-Backed Securities Trust
3.898% due 12/25/2036 ~	237	223
3.964% due 03/25/2036 ^~	218	216
4.263% due 07/25/2036 ^~	676	664

Total Non-Agency Mortgage-Backed Securities (Cost $100,277)		107,953

ASSET-BACKED SECURITIES 8.9%
Allegro CLO Ltd.
3.559% due 01/30/2026 •	771	772
Americredit Automobile Receivables Trust
2.429% due 08/19/2019	9,254	9,252
Apidos CLO
3.467% due 07/22/2026 •	900	901
Asset-Backed Funding Certificates Trust
2.346% due 01/25/2037 •	2,683	1,991
Asset-Backed Securities Corp. Home Equity Loan Trust
3.176% due 07/25/2035 •	300	300
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032 Ø	1,249	1,246
Bear Stearns Asset-Backed Securities Trust
2.326% due 02/25/2037 •	1,191	1,240
2.366% due 07/25/2036 •	1,883	1,867
2.376% due 08/25/2036 •	794	941
2.416% due 12/25/2036 •	272	272
2.755% due 02/25/2036 •	1,776	1,737
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •	2,346	2,374
Citigroup Mortgage Loan Trust
2.276% due 07/25/2045 •	22	18
2.376% due 12/25/2036 •	3,326	2,201
Citigroup Mortgage Loan Trust, Inc.
2.516% due 10/25/2036 •	2,000	1,950
Countrywide Asset-Backed Certificates
2.356% due 06/25/2037 •	1,163	1,104
2.356% due 06/25/2047 ^•	1,291	1,189
2.466% due 06/25/2047 •	1,200	1,118
2.476% due 12/25/2036 •	4,100	3,949
2.486% due 03/25/2036 •	1,755	1,633
2.496% due 09/25/2036 •	5,114	5,107
2.516% due 07/25/2036 •	3,432	3,432
2.816% due 11/25/2033 •	863	847
3.566% due 04/25/2034 •	197	198
4.709% due 10/25/2046 ^~	4,948	4,838

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	103

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		$1,952	$1,975
Credit-Based Asset Servicing & Securitization LLC
2.336% due 07/25/2037 •		9	6
Fieldstone Mortgage Investment Trust
2.800% due 12/25/2035 •		10,750	10,369
First Franklin Mortgage Loan Trust
3.011% due 09/25/2035 •		2,521	2,533
3.076% due 08/25/2032 •		1,650	1,638
Fremont Home Loan Trust
2.316% due 08/25/2036 •		104	49
2.386% due 02/25/2036 •		1,292	1,215
GSAA Home Equity Trust
2.416% due 03/25/2037 •		5,746	2,987
3.853% due 03/25/2036 ~		6,308	5,209
GSAMP Trust
2.366% due 08/25/2036 •		726	701
2.446% due 01/25/2037 •		2,700	2,303
3.536% due 12/25/2034 ^•		1,602	1,188
Halcyon Loan Advisors Funding Ltd.
3.447% due 10/22/2025 •		800	800
Home Equity Loan Trust
2.556% due 04/25/2037 •		5,300	4,422
Home Equity Mortgage Loan Asset-Backed Trust
3.281% due 08/25/2035 •		2,000	1,867
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
3.266% due 11/25/2034 •		280	277
MASTR Specialized Loan Trust
2.476% due 06/25/2046 •		3,896	3,694
Merrill Lynch Mortgage Investors Trust
2.326% due 08/25/2037 •		7,916	5,097
Monarch Grove CLO
3.215% due 01/25/2028 •		4,300	4,276
Morgan Stanley ABS Capital, Inc. Trust
2.266% due 07/25/2036 •		4	2
2.376% due 09/25/2036 •		3,113	1,939
2.431% due 03/25/2037 •		17,749	9,303
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^Ø		4,824	2,691
Mountain Hawk CLO Ltd.
3.533% due 04/18/2025 •		1,052	1,053
Navient Private Education Loan Trust
2.558% due 12/16/2058 •		679	679
OHA Credit Partners Ltd.
3.358% due 10/20/2025 •		344	344
OHA Loan Funding Ltd.
3.697% due 01/23/2027 •		900	902
Option One Mortgage Loan Trust
2.436% due 04/25/2037 •		3,398	2,684
2.436% due 05/25/2037 •		1,952	1,398
2.526% due 04/25/2037 •		390	275
People’s Choice Home Loan Securities Trust
2.736% due 12/25/2035 •		550	539
Popular ABS Mortgage Pass-Through Trust
2.546% due 07/25/2036 •		3,700	3,437
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 Ø		3,755	2,144
Residential Asset Securities Corp. Trust
2.466% due 04/25/2037 •		10,031	9,952
2.616% due 02/25/2036 •		580	574
Securitized Asset-Backed Receivables LLC Trust
2.456% due 07/25/2036 •		1,239	712
2.466% due 05/25/2036 •		1,527	992
2.796% due 11/25/2035 •		1,465	1,458
SG Mortgage Securities Trust
2.396% due 02/25/2036 •		5,301	3,582
SLM Private Education Loan Trust
5.408% due 05/16/2044 •		72	74
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	152	177

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Soundview Home Loan Trust
2.276% due 11/25/2036 •		$8	$4
2.366% due 03/25/2037 •		678	659
2.386% due 07/25/2037 •		2,088	1,804
2.466% due 10/25/2036 •		3,900	3,734
3.056% due 08/25/2035 •		2,200	2,080
Specialty Underwriting & Residential Finance Trust
2.516% due 12/25/2036 •		2,013	1,981
Structured Asset Securities Corp. Mortgage Loan Trust
2.446% due 05/25/2047 •		2,067	1,979
VOLT LLC
3.125% due 09/25/2047 Ø		2,116	2,096
3.250% due 06/25/2047 Ø		1,679	1,672

Total Asset-Backed Securities (Cost $154,446)			162,003

SOVEREIGN ISSUES 2.2%
Argentina Government International Bond
2.500% due 12/31/2038 Ø		5,450	3,225
5.875% due 01/11/2028		2,600	2,066
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,928	68
43.077% (ARLLMONP) due 06/21/2020 ~		50,504	1,426
Brazil Government International Bond
5.625% due 02/21/2047		$1,700	1,509
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	12,551	3,141
6.000% due 05/15/2055 (d)		9,413	2,349
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,024
Israel Government International Bond
4.125% due 01/17/2048		600	576
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	1,934,458	17,817
Province of Ontario
1.650% due 09/27/2019		$300	297
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,541
Saudi Government International Bond
4.000% due 04/17/2025		1,400	1,403
4.500% due 04/17/2030		1,400	1,409
5.000% due 04/17/2049		700	712

Total Sovereign Issues (Cost $44,659)			39,563

SHORT-TERM INSTRUMENTS 15.4%

COMMERCIAL PAPER 1.0%
Bank of Montreal
1.710% due 10/17/2018	CAD	3,900	3,017
Boston Scientific Corp.
2.489% due 10/02/2018		$2,500	2,499
HSBC Holdings PLC
1.749% due 10/17/2018	CAD	1,300	1,006
Royal Bank of Canada
1.714% due 10/18/2018		1,700	1,315
1.723% due 10/04/2018		2,300	1,780
Royal Caribbean Cruise
2.744% due 10/23/2018		$1,100	1,098
Spectra Energy Partners LP
2.489% due 10/19/2018		2,700	2,696
Thomson Reuters Corp.
2.507% due 10/03/2018		3,300	3,299
WEC Energy Group, Inc.
2.387% due 10/02/2018		2,400	2,400

			19,110

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (g) 10.9%
			$198,400

ARGENTINA TREASURY BILLS 0.1%
(1.826)% due 01/31/2019 - 02/28/2019 (a)(b)	ARS	4,273	105
2.974% due 11/16/2018 (b)(c)		$1,200	1,194

			1,299

GREECE TREASURY BILLS 0.4%
1.001% due 10/05/2018 - 03/15/2019 (a)(b)	EUR	6,800	7,881

JAPAN TREASURY BILLS 3.0%
(0.202)% due 01/09/2019 (a)(b)	JPY	6,120,000	53,893

Total Short-Term Instruments (Cost $280,907)			280,583

Total Investments in Securities (Cost $1,485,878)			1,481,759

		SHARES
INVESTMENTS IN AFFILIATES 39.0%

SHORT-TERM INSTRUMENTS 39.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 39.0%
PIMCO Short Asset Portfolio		19,329,412	193,642
PIMCO Short-Term Floating NAV Portfolio III		51,900,791	513,143

Total Short-Term Instruments (Cost $706,491)			706,785

Total Investments in Affiliates (Cost $706,491)			706,785

Total Investments 120.6% (Cost $2,192,369)			$2,188,544

Financial Derivative Instruments (h)(j) (0.3)% (Cost or Premiums, net $5,001)			(6,860)

Other Assets and Liabilities, net (20.3)%			(367,489)

Net Assets 100.0%			$1,814,195

104	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.330%	09/28/2018	10/01/2018	$13,700	U.S. Treasury Bonds 3.000% due 02/15/2047	$(13,988)	$13,700	$13,703
BPS	2.330	09/28/2018	10/01/2018	24,500	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(24,978)	24,500	24,505
BSN	2.330	09/28/2018	10/01/2018	53,200	U.S. Treasury Notes 3.375% due 11/15/2019	(54,294)	53,200	53,210
DEU	2.290	10/01/2018	10/02/2018	50,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(51,528)	50,000	50,003
	2.340	09/28/2018	10/01/2018	42,000	U.S. Treasury Bonds 3.000% due 05/15/2045	(43,269)	42,000	42,008
SAL	2.340	09/28/2018	10/01/2018	8,000	U.S. Treasury Notes 1.125% due 01/31/2019	(8,168)	8,000	8,002
TDM	2.340	09/28/2018	10/01/2018	7,000	U.S. Treasury Notes 2.125% due 02/29/2024	(7,157)	7,000	7,001

Total Repurchase Agreements						$(203,382)	$198,400	$198,432

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	2.875%	05/15/2028	$1,600	$(1,575)	$(1,594)
U.S. Treasury Notes	2.875	08/15/2028	1,700	(1,678)	(1,684)

Total Short Sales (0.2)%				$(3,253)	$(3,278)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$13,703	$0	$0	$0	$13,703	$(13,988)	$(285)
BPS	24,505	0	0	0	24,505	(24,978)	(473)
BSN	53,210	0	0	0	53,210	(54,294)	(1,084)
DEU	92,011	0	0	0	92,011	(94,797)	(2,786)
SAL	8,002	0	0	0	8,002	(8,168)	(166)
TDM	7,001	0	0	0	7,001	(7,157)	(156)

Master Securities Forward Transaction Agreement
BPG	0	0	0	(1,684)	(1,684)	0	(1,684)
NOM	0	0	0	(1,594)	(1,594)	0	(1,594)

Total Borrowings and Other Financing Transactions	$198,432	$0	$0	$(3,278)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	105

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $24 of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(2,065) at a weighted average interest rate of 0.621%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	3,223	$	784,317	$(3,361)	$121	$0
90-Day Eurodollar March Futures	03/2019	2,707		657,530	(3,082)	102	0
90-Day Eurodollar September Futures	09/2020	682		165,104	(554)	26	0
E-mini Russell 2000 Index December Futures	12/2018	4,155		353,341	(3,983)	893	0
Euro-Bobl December Futures	12/2018	142		21,548	(109)	54	(7)
Euro-Bund 10-Year Bond December Futures	12/2018	275		50,700	(441)	240	0
Japan Government 10-Year Bond December Futures	12/2018	195		257,592	(272)	103	(154)
U.S. Treasury 2-Year Note December Futures	12/2018	574		120,962	(314)	27	0
U.S. Treasury 5-Year Note December Futures	12/2018	551		61,975	(532)	30	0
U.S. Treasury 10-Year Note December Futures	12/2018	1,349		160,236	(1,793)	42	0

					$(14,441)	$1,638	$(161)

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
90-Day Eurodollar December Futures	12/2019	3,223	$	(780,449)	$5,571	$0	$(161)
90-Day Eurodollar March Futures	03/2020	2,707		(655,331)	3,956	0	(136)
90-Day Eurodollar September Futures	09/2021	682		(165,180)	339	0	(17)
Australia Government 10-Year Bond December Futures	12/2018	312		(29,060)	206	0	(148)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	251		(44,020)	432	3	(140)
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	284		(142)	31	86	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	282		(43,507)	1,247	97	0
United Kingdom Long Gilt December Futures	12/2018	121		(19,074)	254	1	(25)

					$12,036	$187	$(627)

Total Futures Contracts					$(2,405)	$1,825	$(788)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	06/20/2019	0.509%	EUR	2,400	$(7)	$18	$11	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$4,900	$89	$7	$96	$0	$0

106	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$3,600	$218	$67	$285	$1	$0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	5,400	59	31	90	0	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	700	13	1	14	0	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	1,100	19	3	22	0	0

					$309	$102	$411	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	17,170	$23	$(131)	$(108)	$8	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		9,270	0	(60)	(60)	4	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		12,500	0	(81)	(81)	6	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	301,900	(4,397)	3,570	(827)	15	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		129,600	1,311	(356)	955	3	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		20,100	(116)	155	39	0	(4)
Pay(6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		348,500	57	(1,061)	(1,004)	43	0
Receive(6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		348,500	(12)	728	716	0	(38)
Pay	3-Month USD-LIBOR	3.010	Semi-Annual	09/28/2023		139,500	0	(411)	(411)	87	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		76,300	(99)	(738)	(837)	10	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		184,900	(19)	1,812	1,793	0	(130)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		57,600	0	539	539	0	(40)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		77,900	4,310	443	4,753	0	(46)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	(60)	119	59	0	(1)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(46)	626	580	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		38,010	(128)	3,696	3,568	0	(24)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		5,300	297	346	643	0	(2)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		38,000	(617)	2,226	1,609	0	(24)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		75,500	4,296	756	5,052	0	(38)
Receive(6)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		22,200	0	388	388	0	(8)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		22,000	2,484	318	2,802	21	0
Receive	3-Month USD-LIBOR	3.080	Semi-Annual	09/28/2048		20,600	0	367	367	23	0
Receive(6)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		4,300	0	152	152	5	0
Pay(6)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	23,800	18	30	48	78	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		25,100	(20)	400	380	83	0
Receive(6)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		55,000	0	(114)	(114)	0	(164)
Receive(6)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		66,100	20	(331)	(311)	0	(198)
Pay(6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		21,300	0	(13)	(13)	121	0
Pay(6)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		77,400	30	(56)	(26)	198	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		8,200	192	(70)	122	0	(111)
Pay	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	300,700	654	(341)	313	3	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,800	(219)	148	(71)	0	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		300,700	21	941	962	38	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		16,300	(1,253)	756	(497)	4	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029		10,400	167	95	262	0	(16)
Receive(6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		3,500	1	(42)	(41)	0	(9)
Receive(6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		15,400	0	(183)	(183)	0	(42)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		3,400	10	0	10	0	(26)
Pay(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	40,170,000	1,155	(109)	1,046	20	0
Receive(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		15,980,000	(340)	192	(148)	0	(26)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		2,980,000	(179)	93	(86)	8	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		23,480,000	(782)	163	(619)	0	(21)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		840,000	322	532	854	0	(10)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	5,200	(11)	109	98	2	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		2,450	(3)	(1)	(4)	0	(5)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		2,450	7	(11)	(4)	5	0
Receive	UKRPI	0.000	Maturity	09/15/2028	GBP	22,600	(3)	(38)	(41)	0	(38)

							$7,071	$15,553	$22,624	$785	$(1,021)

Total Swap Agreements							$7,462	$15,680	$23,142	$786	$(1,022)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	107

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,825	$786	$2,611	$0	$(788)	$(1,022)	$(1,810)

(i)

Securities with an aggregate market value of $35,199 and cash of $3,835 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	11/2018	EUR	2,947		$3,488	$56	$0
BOA	10/2018	CAD	11,668		8,861	0	(173)
	10/2018		$6,218	AUD	8,568	0	(24)
	10/2018		16,471	RUB	1,024,984	0	(847)
	11/2018	AUD	8,568		$6,219	24	0
	11/2018		$17,906	NOK	149,500	495	0
BPS	10/2018		1,272	ARS	48,472	0	(102)
	12/2018	JPY	970,000		$8,840	252	0
	12/2018	KRW	43,464,137		38,908	0	(332)
	01/2019	JPY	2,700,000		23,970	8	0
BRC	11/2018		$15	MXN	287	0	0
CBK	10/2018	BRL	21,601		$5,266	0	(82)
	10/2018	CAD	25,824		19,982	0	(12)
	10/2018	RUB	497,454		7,456	0	(127)
	10/2018		$5,395	BRL	21,601	0	(46)
	11/2018	EUR	16,236		$18,797	19	(138)
	11/2018		$5,405	AUD	7,488	9	0
	11/2018		902	EUR	787	15	0
	12/2018	CNH	25,378		$3,696	19	0
	12/2018	JPY	1,630,000		14,869	437	0
	12/2018		$2,718	CNY	18,589	0	(26)
	12/2018		23,559	JPY	2,600,000	0	(539)
	01/2019	JPY	3,420,000		$30,365	15	0
	03/2019	EUR	2,700		3,437	257	0
FBF	10/2018		1,300		1,619	109	0

108	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	10/2018	AUD	11,930		$8,632	$8	$0
	10/2018	RUB	67,279		1,025	0	(1)
	10/2018	TRY	10,714		1,725	0	(30)
	10/2018		$1,997	CAD	2,577	0	(2)
	10/2018		3,267	KRW	3,654,012	28	0
	11/2018	EUR	1,205		$1,402	0	(2)
	11/2018	GBP	1,556		2,047	16	0
	12/2018	CNH	83,991		12,200	31	0
	12/2018		$8,900	KRW	9,943,212	77	0
HUS	10/2018	BRL	21,601		$5,395	46	0
	10/2018	CAD	7,500		5,751	0	(58)
	10/2018	TRY	58,104		12,190	2,673	0
	10/2018		$5,235	BRL	21,601	113	0
	10/2018		25,619	CAD	33,215	97	0
	11/2018	BRL	21,601		$5,221	0	(115)
	11/2018	CAD	33,215		25,635	0	(98)
	11/2018		$13,083	ZAR	176,400	0	(660)
	12/2018	HKD	1,233		$157	0	0
	12/2018		$21,472	CNH	146,456	0	(252)
	01/2021	BRL	1,520		$234	0	(101)
JPM	10/2018	RUB	255,370		3,896	3	0
	10/2018		$2,445	AUD	3,362	0	(14)
	10/2018		17,960	GBP	13,626	0	(200)
	10/2018		18,242	JPY	2,058,800	0	(122)
	11/2018	GBP	11,495		$15,164	161	0
	11/2018	JPY	2,058,800		18,283	123	0
	12/2018		$3,360	SGD	4,594	6	0
	03/2019	EUR	9,874		$11,785	167	0
MSB	10/2018	RUB	189,102		2,881	0	(1)
	11/2018	EUR	1,800		2,192	97	0
NGF	12/2018	SGD	53,411		39,055	0	(81)
SCX	11/2018		$14,812	RUB	994,535	300	0
SOG	10/2018	GBP	13,626		$17,561	0	(200)
	12/2018		$2,562	RUB	174,799	86	0
SSB	10/2018	JPY	2,058,800		$18,552	432	0
UAG	10/2018	TRY	57,457		8,722	0	(744)
	10/2018		$5,471	TRY	39,731	1,037	0

Total Forward Foreign Currency Contracts						$7,216	$(5,129)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date		Notional Amount	Cost	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.750	11/02/2018	$	25,906	$182	$17
JPM	Put - OTC GBP versus ZAR	ZAR	17.300	01/18/2019	GBP	7,910	238	82
	Put - OTC USD versus MXN	MXN	18.600	10/29/2018	$	17,618	362	139
	Put - OTC USD versus ZAR	ZAR	13.040	10/05/2018		9,787	102	0
UAG	Call - OTC EUR versus CHF	CHF	1.155	02/13/2019	EUR	7,579	70	72

							$954	$310

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	6,700	$176	$7
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	07/09/2020	$	371,200	1,374	973
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	4,800	127	14
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	341,200	492	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		227,300	826	594
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		201,000	211	4
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	7,300	195	17

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	109

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040%	06/22/2020	$	779,400	$2,821	$2,037
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		60,900	346	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		6,300	303	215
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		34,400	1,383	1,406

								$8,254	$5,267

Total Purchased Options								$9,208	$5,577

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.661	11/02/2018	$	51,812	$(182)	$(8)
BPS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		5,996	(71)	(55)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	8,300	(266)	(1,797)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	9,800	(269)	(2,078)
HUS	Call - OTC USD versus CLP	CLP	700.000	01/23/2019		2,769	(33)	(25)
JPM	Put - OTC GBP versus ZAR	ZAR	16.714	01/18/2019	GBP	15,820	(238)	(73)
	Put - OTC USD versus MXN	MXN	18.110	10/29/2018	$	35,236	(363)	(59)
	Call - OTC USD versus ZAR	ZAR	14.600	10/05/2018		7,830	(102)	(13)
UAG	Call - OTC EUR versus CHF	CHF	1.174	02/13/2019	EUR	15,159	(70)	(68)

							$(1,594)	$(4,176)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)10- (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/09/2021	$371,200	$(1,777)	$(1,428)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.015	06/21/2021	227,300	(1,104)	(908)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	40,200	(211)	(4)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	779,400	(3,663)	(3,124)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	249,500	(1,382)	(1,507)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	31,500	(334)	(602)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	13,100	(346)	0

							$(8,817)	$(7,573)

OPTIONS ON EQUITY REPURCHASE AGREEMENTS

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs «(2)	04/30/2019	$45,800	$(45)	$(45)

Total Written Options				$(10,460)	$(11,794)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$600	$80	$(43)	$37	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	6,183	(1,286)	838	0	(448)

						$(1,206)	$795	$37	$(448)

110	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	24,100		$(3)	$255	$252	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	Russell 2000 Index	39,486	3-Month USD-LIBOR less a specified spread	Quarterly	11/07/2018	$326,903	$0	$4,808	$4,808	$0
BPS	Receive	Russell 2000 Index	14,890	3-Month USD-LIBOR less a specified spread	Quarterly	12/07/2018	123,274	0	1,825	1,825	0
DUB	Receive	Russell 2000 Index	14,890	3-Month USD-LIBOR less a specified spread	Quarterly	12/14/2018	123,274	0	1,825	1,825	0
MYI	Receive	Russell 2000 Index	51,773	3-Month USD-LIBOR less a specified spread	Maturity	10/17/2019	440,557	0	(4,891)	0	(4,891)
UAG	Receive	Russell 2000 Index	51,773	3-Month USD-LIBOR less a specified spread	Maturity	09/19/2019	442,043	0	(6,939)	0	(6,939)

								$0	$(3,372)	$8,458	$(11,830)

Total Swap Agreements								$(1,209)	$(2,322)	$8,747	$(12,278)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$56	$0	$0	$56	$0	$0	$0	$0	$56	$0	$56
BOA	519	17	4,845	5,381	(1,044)	(8)	0	(1,052)	4,329	(3,330)	999
BPS	260	0	1,825	2,085	(434)	(55)	0	(489)	1,596	(1,396)	200
BRC	0	7	0	7	0	0	(448)	(448)	(441)	459	18
CBK	771	0	0	771	(970)	(3,875)	0	(4,845)	(4,074)	3,980	(94)
DUB	0	987	1,825	2,812	0	(1,428)	0	(1,428)	1,384	(5,890)	(4,506)
FBF	109	0	0	109	0	0	0	0	109	(120)	(11)
FOB	0	0	0	0	0	(45)	0	(45)	(45)	0	(45)
GLM	160	598	252	1,010	(35)	(912)	0	(947)	63	0	63
HUS	2,929	0	0	2,929	(1,284)	(25)	0	(1,309)	1,620	(1,830)	(210)
JPM	460	238	0	698	(336)	(145)	0	(481)	217	0	217
MSB	97	0	0	97	(1)	0	0	(1)	96	0	96
MYC	0	3,658	0	3,658	0	(5,233)	0	(5,233)	(1,575)	1,397	(178)
MYI	0	0	0	0	0	0	(4,891)	(4,891)	(4,891)	6,515	1,624
NGF	0	0	0	0	(81)	0	0	(81)	(81)	39	(42)
SCX	300	0	0	300	0	0	0	0	300	(20)	280
SOG	86	0	0	86	(200)	0	0	(200)	(114)	393	279
SSB	432	0	0	432	0	0	0	0	432	(280)	152
UAG	1,037	72	0	1,109	(744)	(68)	(6,939)	(7,751)	(6,642)	8,260	1,618

Total Over the Counter	$7,216	$5,577	$8,747	$21,540	$(5,129)	$(11,794)	$(12,278)	$(29,201)

(k)

Securities with an aggregate market value of $21,278 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	111

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$893	$0	$932	$1,825
Swap Agreements	0	1	0	0	785	786

	$0	$1	$893	$0	$1,717	$2,611

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,216	$0	$7,216
Purchased Options	0	0	0	310	5,267	5,577
Swap Agreements	0	37	8,458	0	252	8,747

	$0	$37	$8,458	$7,526	$5,519	$21,540

	$0	$38	$9,351	$7,526	$7,236	$24,151

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$788	$788
Swap Agreements	0	1	0	0	1,021	1,022

	$0	$1	$0	$0	$1,809	$1,810

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,129	$0	$5,129
Written Options	0	0	45	4,176	7,573	11,794
Swap Agreements	0	448	11,830	0	0	12,278

	$0	$448	$11,875	$9,305	$7,573	$29,201

	$0	$449	$11,875	$9,305	$9,382	$31,011

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$161	$161
Futures	0	0	17,436	0	3,511	20,947
Swap Agreements	0	166	0	0	9,032	9,198

	$0	$166	$17,436	$0	$12,704	$30,306

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,658	$0	$3,658
Purchased Options	0	0	0	317	(1,713)	(1,396)
Written Options	0	0	43	1,171	(337)	877
Swap Agreements	0	120	213,588	0	0	213,708

	$0	$120	$213,631	$5,146	$(2,050)	$216,847

	$0	$286	$231,067	$5,146	$10,654	$247,153

112	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$1,783	$0	$529	$2,312
Swap Agreements	0	94	0	0	2,748	2,842

	$0	$94	$1,783	$0	$3,277	$5,154

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,083	$0	$2,083
Purchased Options	0	0	0	(593)	(62)	(655)
Written Options	0	0	0	(2,469)	472	(1,997)
Swap Agreements	0	(48)	(75,787)	0	202	(75,633)

	$0	$(48)	$(75,787)	$(979)	$612	$(76,202)

	$0	$46	$(74,004)	$(979)	$3,889	$(71,048)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$882	$2,491	$3,373
Corporate Bonds & Notes
Banking & Finance	0	83,310	0	83,310
Industrials	0	29,721	0	29,721
Utilities	0	24,564	0	24,564
Municipal Bonds & Notes
California	0	4,432	0	4,432
Colorado	0	4,572	0	4,572
Illinois	0	1,090	0	1,090
New York	0	1,162	0	1,162
Washington	0	754	0	754
U.S. Government Agencies	0	313,285	0	313,285
U.S. Treasury Obligations	0	425,394	0	425,394
Non-Agency Mortgage-Backed Securities	0	107,953	0	107,953
Asset-Backed Securities	0	162,003	0	162,003
Sovereign Issues	0	39,563	0	39,563
Short-Term Instruments
Commercial Paper	0	19,110	0	19,110
Repurchase Agreements	0	198,400	0	198,400
Argentina Treasury Bills	0	1,299	0	1,299
Greece Treasury Bills	0	7,881	0	7,881
Japan Treasury Bills	0	53,893	0	53,893

	$0	$1,479,268	$2,491	$1,481,759

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$706,785	$0	$0	$706,785

Total Investments	$706,785	$1,479,268	$2,491	$2,188,544

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,278)	$0	$(3,278)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,825	786	0	2,611
Over the counter	0	21,540	0	21,540

	$1,825	$22,326	$0	$24,151

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(788)	(1,022)	0	(1,810)
Over the counter	0	(29,156)	(45)	(29,201)

	$(788)	$(30,178)	$(45)	$(31,011)

Total Financial Derivative Instruments	$1,037	$(7,852)	$(45)	$(6,860)

Totals	$707,822	$1,468,138	$2,446	$2,178,406

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	113

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and

114	PIMCO STOCKSPLUS® FUNDS

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administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO StocksPLUS® Fund	Quarterly	Quarterly
PIMCO StocksPLUS® Absolute Return Fund	Quarterly	Quarterly
PIMCO StocksPLUS® International Fund (Unhedged)	Quarterly	Quarterly
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	Quarterly	Quarterly
PIMCO StocksPLUS® Long Duration Fund	Quarterly	Quarterly
PIMCO StocksPLUS® Short Fund	Quarterly	Quarterly
PIMCO StocksPLUS® Small Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	115

Notes to Financial Statements (Cont.)

In August 2018, the FASB issued ASU 2018-13 which amends ASC 820 to modify the disclosure requirements on fair value measurements. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a

116	PIMCO STOCKSPLUS® FUNDS

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Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	117

Notes to Financial Statements (Cont.)

reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services

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using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the

Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO StocksPLUS® Fund	$149,001	$1,906	$0	$0	$240	$151,147	$1,907	$0
PIMCO StocksPLUS® Absolute Return Fund	235,778	3,018	0	0	379	239,175	3,018	0
PIMCO StocksPLUS® International Fund (Unhedged)	270,753	3,466	(1)	0	436	274,654	3,466	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	472,154	6,044	0	0	759	478,957	6,044	0
PIMCO StocksPLUS® Short Fund	327,923	4,197	0	0	527	332,647	4,197	0
PIMCO StocksPLUS® Small Fund	190,892	2,443	0	0	307	193,642	2,443	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO StocksPLUS® Fund	$103,417	$270,643	$(211,700)	$11	$46	$162,417	$1,643	$0
PIMCO StocksPLUS® Absolute Return Fund	300,983	252,623	(84,700)	(15)	156	469,047	4,523	0
PIMCO StocksPLUS® International Fund (Unhedged)	188,680	521,766	(450,800)	29	84	259,759	3,065	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	11,801	988,057	(757,200)	12	18	242,688	1,457	0
PIMCO StocksPLUS® Long Duration Fund	10,977	100,320	(103,500)	1	0	7,798	20	0
PIMCO StocksPLUS® Short Fund	281,453	386,164	(338,200)	32	106	329,555	4,164	0
PIMCO StocksPLUS® Small Fund	212,468	383,036	(82,501)	5	135	513,143	4,636	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements (Cont.)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private

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insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at September 30, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

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Notes to Financial Statements (Cont.)

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may

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result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the

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Notes to Financial Statements (Cont.)

Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

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For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a

Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of

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Notes to Financial Statements (Cont.)

the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

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7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund
Interest Rate	X	X	X	X	X	X	X
Call	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X
High Yield	X	X	X	X	X	X	X
Market	X	X	X	X	X	X	X
Issuer	X	X	X	X	X	X	X
Inverse Correlation and Compounding	—	—	—	—	—	X	—
Liquidity	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	X
Equity	X	X	X	X	X	X	X
Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X
Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X
Emerging Markets	X	X	X	X	X	X	X
Sovereign Debt	X	X	X	X	X	X	X
Currency	X	X	X	X	X	X	X
Leveraging	X	X	X	X	X	X	X
Smaller Company	—	—	—	—	—	—	X
Management	X	X	X	X	X	X	X
Short Exposure	X	X	X	X	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Inverse Correlation and Compounding Risk  is the risk that a Fund’s performance may vary substantially from the inverse performance of the Fund’s index for a number of reasons, including the effects of compounding on the performance of the Fund’s derivatives short positions for periods greater than one day, the results of PIMCO’s active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund’s level of short exposure) and that derivatives positions in general may not correlate exactly with an index.

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Notes to Financial Statements (Cont.)

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

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8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of

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Notes to Financial Statements (Cont.)

termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2		I-3		Administrative Class	Class A		Class C	Class R
PIMCO StocksPLUS® Fund	0.25%	0.25%	0.35%		0.45%	(1)	0.25%	0.40%		0.40%	0.40%
PIMCO StocksPLUS® Absolute Return Fund	0.39%	0.25%	0.35%		0.45%	(1)	N/A	0.40%		0.40%	N/A
PIMCO StocksPLUS® International Fund (Unhedged)	0.39%	0.25%	0.35%		0.45%	(1)	N/A	0.40%		0.40%	N/A
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.45%	0.30%	0.40%		0.50%	(1)	N/A	0.45%		0.45%	N/A
PIMCO StocksPLUS® Long Duration Fund	0.35%	0.24%	0.34%	*	N/A		N/A	0.39%	*	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.39%	0.25%	0.35%		0.45%	(1)	N/A	0.40%		0.40%	N/A
PIMCO StocksPLUS® Small Fund	0.44%	0.25%	0.35%		0.45%	(1)	0.25%	0.40%		0.40%	N/A

*	This particular share class has been registered with the SEC, but has not yet launched.
(1)	PIMCO has contractually agreed, through July 31, 2019, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

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The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2018, the Distributor retained $3,453,163 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for amounts waived pursuant to the Expense Limitation Agreement in future periods, not to exceed thirty-six months after the waiver. At September 30, 2018, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for I-3 shares of the PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	131

Notes to Financial Statements (Cont.)

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2018, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO StocksPLUS® Fund	$482	$1,449
PIMCO StocksPLUS® Absolute Return Fund	362	1,820
PIMCO StocksPLUS® International Fund (Unhedged)	0	3,028
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	3,836
PIMCO StocksPLUS® Long Duration Fund	0	35,011
PIMCO StocksPLUS® Short Fund	408	712
PIMCO StocksPLUS® Small Fund	952	1,415

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO StocksPLUS® Fund	$952,250	$962,444	$124,551	$65,352
PIMCO StocksPLUS® Absolute Return Fund	1,835,826	1,770,160	143,462	58,283
PIMCO StocksPLUS® International Fund (Unhedged)	1,840,511	1,891,045	82,457	58,496
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	3,605,977	3,557,023	152,555	101,480
PIMCO StocksPLUS® Long Duration Fund	529,398	625,884	26,345	80,419
PIMCO StocksPLUS® Short Fund	2,300,376	2,269,858	100,050	46,489
PIMCO StocksPLUS® Small Fund	1,818,592	1,685,645	153,566	40,330

†	A zero balance may reflect actual amounts rounding to less than one thousand.

132	PIMCO STOCKSPLUS® FUNDS

September 30, 2018 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO StocksPLUS® Fund						PIMCO StocksPLUS® Absolute Return Fund
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018				Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	4,450	$53,411	8,012		$87,633		14,608	$160,483	23,674		$265,759
I-2	941	11,028	5,022		53,920		6,611	72,924	15,489		171,804
I-3	3	38	0		0		5,893	66,013	0		0
Administrative Class	50	558	65		671		0	0	0		0
Class D	0	0	956		9,622		0	0	5,337		58,504
Class A	2,578	28,557	11,660	(a)	115,598	(a)	6,428	71,262	30,916	(b)	323,416	(b)
Class C	944	9,891	2,093		20,369		1,963	19,823	4,151		42,372
Class R	499	5,642	636		6,603		0	0	11	(g)	121	(g)
Issued as reinvestment of distributions
Institutional Class	290	3,506	560		6,244		429	4,906	9,496		103,349
I-2	36	437	65		730		87	981	2,465		26,501
I-3	0	0	0		0		17	190	0		0
Administrative Class	7	85	16		169		0	0	0		0
Class D	0	0	46		477		0	0	4,033		42,396
Class A	197	2,217	320		3,329		205	2,298	4,176		44,648
Class C	66	708	111		1,110		36	365	2,766		26,978
Class R	12	142	19		208		0	0	2	(g)	17	(g)
Cost of shares redeemed
Institutional Class	(4,266)	(49,545)	(16,064)		(173,995)		(10,006)	(108,861)	(14,989)		(170,423)
I-2	(1,514)	(17,631)	(2,530)		(27,549)		(9,529)	(104,406)	(10,824)		(117,881)
I-3	(2)	(29)	0		0		(253)	(2,890)	0		0
Administrative Class	(85)	(947)	(601)		(6,239)		0	0	0		0
Class D	0	0	(4,686	)(a)	(47,363	)(a)	0	0	(38,027	)(b)	(396,327	)(b)
Class A	(3,095)	(33,864)	(6,181)		(62,735)		(12,412)	(137,272)	(9,641)		(107,308)
Class C	(1,361)	(14,072)	(7,740)		(71,047)		(1,840)	(18,420)	(5,413)		(55,395)
Class R	(300)	(3,407)	(637)		(6,765)		0	0	(14	)(g)	(152	)(g)
Net increase (decrease) resulting from Fund share transactions	(550)	$(3,275)	(8,858)		$(89,010)		2,237	$27,396	23,608		$258,379

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	133

Notes to Financial Statements (Cont.)

	PIMCO StocksPLUS® International Fund (Unhedged)						PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018				Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	3,452	$23,214	24,526		$163,110		21,670	$184,765	52,058		$436,899
I-2	4,481	30,897	7,847		54,305		13,538	114,898	42,201		349,950
I-3	47	313	0		0		1,060	8,878	0		0
Administrative Class	0	0	53	(h)	362	(h)	0	0	0		0
Class D	0	0	3,325		22,560		0	0	13,669		109,013
Class A	1,359	8,905	8,975	(c)	59,598	(c)	7,946	64,719	46,585	(d)	360,979	(d)
Class C	124	786	1,205		7,747		1,293	9,696	5,951		44,035
Class R	0	0	0		0		0	0	55	(g)	436	(g)
Issued as reinvestment of distributions
Institutional Class	5,565	36,838	16,203		111,357		2,620	22,047	12,921		106,958
I-2	221	1,475	426		2,931		728	6,079	3,546		29,152
I-3	0	0	0		0		3	22	0		0
Administrative Class	0	0	18	(h)	122	(h)	0	0	0		0
Class D	0	0	300		2,024		0	0	2,229		17,601
Class A	160	1,028	194		1,298		767	6,131	2,922		23,072
Class C	39	241	106		676		191	1,401	1,353		9,886
Class R	0	0	0		0		0	0	4	(g)	33	(g)
Cost of shares redeemed
Institutional Class	(29,603)	(204,396)	(9,582)		(67,805)		(32,729)	(279,337)	(38,386)		(320,838)
I-2	(5,715)	(38,019)	(4,532)		(31,035)		(14,207)	(119,869)	(24,908)		(206,451)
I-3	0	0	0		0		(14)	(116)	0		0
Administrative Class	0	0	(419	)(h)	(2,952	)(h)	0	0	0		0
Class D	0	0	(6,870	)(c)	(45,296	)(c)	0	0	(46,686	)(d)	(362,473	)(d)
Class A	(3,645)	(24,049)	(2,532)		(16,926)		(14,648)	(118,683)	(18,527)		(147,414)
Class C	(440)	(2,741)	(507)		(3,194)		(2,915)	(21,772)	(7,139)		(52,524)
Class R	0	0	0		0		0	0	(77	)(g)	(635	)(g)
Net increase (decrease) resulting from Fund share transactions	(23,955)	$(165,508)	38,736		$258,882		(14,697)	$(121,141)	47,771		$397,679

134	PIMCO STOCKSPLUS® FUNDS

September 30, 2018 (Unaudited)

PIMCO StocksPLUS® Long Duration Fund				PIMCO StocksPLUS® Short Fund						PIMCO StocksPLUS® Small Fund
Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018		Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018				Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount

4,455	$31,497	30,188	$225,720	18,940	$155,124	58,813		$547,796		22,066	$251,348	30,750		$323,113
0	0	0	0	5,665	46,211	20,769		179,562		5,536	62,553	8,708		89,870
0	0	0	0	232	1,859	0		0		462	5,338	0		0
0	0	0	0	0	0	0		0		161	1,831	151		1,556
0	0	0	0	0	0	2,557		22,109		0	0	4,604		47,018
0	0	0	0	1,154	9,095	5,110	(e)	43,244	(e)	13,826	151,853	27,507	(f)	279,263	(f)
0	0	0	0	89	673	284		2,302		2,110	21,633	2,596		24,412
0	0	0	0	0	0	0		0		0	0	52	(g)	531	(g)

816	5,983	21,291	159,237	122	985	4,696		41,495		797	9,245	2,947		30,892
0	0	0	0	2	14	107		943		211	2,423	901		9,371
0	0	0	0	0	2	0		0		3	30	0		0
0	0	0	0	0	0	0		0		8	93	47		494
0	0	0	0	0	0	63		539		0	0	1,205		12,262
0	0	0	0	0	0	44		381		561	6,365	1,651		16,918
0	0	0	0	0	0	12		102		115	1,201	724		6,864
0	0	0	0	0	0	0		0		0	0	3	(g)	26	(g)

(21,376)	(155,564)	(50,607)	(370,522)	(30,129)	(240,421)	(23,109)		(199,821)		(11,570)	(131,543)	(11,876)		(124,142)
0	0	0	0	(9,137)	(75,068)	(18,115)		(156,061)		(4,236)	(47,785)	(3,651)		(37,679)
0	0	0	0	(45)	(352)	0		0		(30)	(353)	0		0
0	0	0	0	0	0	0		0		(189)	(2,118)	(234)		(2,406)
0	0	0	0	0	0	(6,082	)(e)	(50,792	)(e)	0	0	(25,275	)(f)	(254,857	)(f)
0	0	0	0	(1,659)	(13,098)	(2,997)		(26,028)		(7,926)	(88,174)	(8,255)		(83,916)
0	0	0	0	(151)	(1,128)	(579)		(4,744)		(1,637)	(16,759)	(4,017)		(37,556)
0	0	0	0	0	0	0		0		0	0	(61	)(g)	(647	)(g)
(16,105)	$(118,084)	872	$14,435	(14,917)	$(116,104)	41,573		$401,027		20,268	$227,181	28,477		$301,387

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 2,980 Class D shares in the amount of $30,326 converted into Class A shares of the Fund.
(b)	On March 23, 2018, 22,634 Class D shares in the amount of $227,664 converted into Class A shares of the Fund.
(c)	On March 23, 2018, 5,216 Class D shares in the amount of $34,180 converted into Class A shares of the Fund.
(d)	On March 23, 2018, 28,156 Class D shares in the amount of $214,595 converted into Class A shares of the Fund.
(e)	On March 23, 2018, 3,287 Class D shares in the amount of $27,444 converted into Class A shares of the Fund.
(f)	On March 23, 2018, 18,864 Class D shares in the amount of $190,139 converted into Class A shares of the Fund.
(g)	Class R Shares liquidated at the close of business on January 31, 2018.
(h)	Administrative Class Shares liquidated at the close of business on January 31, 2018.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	135

Notes to Financial Statements (Cont.)

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended September 30, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO StocksPLUS® International Fund (Unhedged)	1	0	75%	0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	1	0%	19%
PIMCO StocksPLUS® Long Duration Fund	2	0	44%	0%
PIMCO StocksPLUS® Short Fund	0	1	0%	92%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of their last fiscal year ended March 31, 2018, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

Expiration of Accumulated Capital Losses
03/31/2019
PIMCO StocksPLUS® Fund	$0
PIMCO StocksPLUS® Absolute Return Fund	0
PIMCO StocksPLUS® International Fund (Unhedged)	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0
PIMCO StocksPLUS® Long Duration Fund	0
PIMCO StocksPLUS® Short Fund	183,598
PIMCO StocksPLUS® Small Fund	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

136	PIMCO STOCKSPLUS® FUNDS

September 30, 2018 (Unaudited)

As of their last fiscal year ended March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO StocksPLUS® Fund	$0	$0
PIMCO StocksPLUS® Absolute Return Fund	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	0
PIMCO StocksPLUS® Long Duration Fund	0	0
PIMCO StocksPLUS® Short Fund	869,493	2,690,438
PIMCO StocksPLUS® Small Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO StocksPLUS® Fund	$1,004,253	$32,970	$(11,127)	$21,843
PIMCO StocksPLUS® Absolute Return Fund	2,240,936	116,547	(55,182)	61,365
PIMCO StocksPLUS® International Fund (Unhedged)	1,905,392	73,503	(78,616)	(5,113)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	3,577,963	213,229	(177,362)	35,867
PIMCO StocksPLUS® Long Duration Fund	580,226	26,046	(18,116)	7,930
PIMCO StocksPLUS® Short Fund	2,343,923	81,241	(288,549)	(207,308)
PIMCO StocksPLUS® Small Fund	2,194,634	69,972	(66,264)	3,708

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	137

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SGY	Societe Generale, New York
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	JPS	JP Morgan Securities, Inc.	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar
CHF	Swiss Franc	INR	Indian Rupee	TRY	Turkish New Lira
CLP	Chilean Peso	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	USD (or $)	United States Dollar
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	CPTFEMU	Eurozone HICP ex-Tobacco Index	S&P 500	Standard & Poor’s 500 Index
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Prices Index
BADLARPP	Argentina Badlar Floating Rate Notes	EAFE	Europe, Australasia, and Far East Stock Index	US0001M	1 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	EUR003M	3 Month EUR Swap Rate	US0003M	3 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR
CMBX	Commercial Mortgage-Backed Index	NDDUEAFE	MSCI EAFE Index

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration

138	PIMCO STOCKSPLUS® FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 20-21, 2018, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2019. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2019. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2019.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received information on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2018 meeting. The Independent Trustees also conducted several in-person meetings with counsel to the Trust and the Independent Trustees, including one on July 18, 2018, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements, the Board received comparative information on the performance and the fees and expenses of other peer group funds and share classes. The Board also requested and received supplemental information regarding, among other information: business strategy with regard to certain funds, fund performance, the expense structure of certain funds and competitive comparisons of the total expense ratios of certain funds and classes, and historical changes to advisory and supervisory and administrative fees and related information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	139

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2017, including, but not limited to upgrading the global network and infrastructure to support trading and risk management systems; enhancing and continuing to expand capabilities within the pre-trade compliance platform; enhancing flexible client reporting capabilities to support increased differentiation within local markets; developing new application and database frameworks to support new trading strategies; expanding proprietary applications suites to enrich capabilities across Compliance, Analytics, Risk Management, Client Reporting, Attribution and Customer Relationship management; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program and global business continuity functions; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; engaging a third party service provider to implement the SEC reporting modernization regime; expanding the Fund Treasurer’s Office; enhancing a proprietary application to provide portfolio managers with more timely and high quality income reporting; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; upgrading a proprietary application to allow shareholder subscription and redemption data to pass to portfolio managers more quickly and efficiently; and continuing to expand the pricing portal and the proprietary performance reconciliation tool. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research

140	PIMCO STOCKPLUS® FUNDS

(Unaudited)

Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 and other performance data, as available, over short- and long-term periods ended June 30, 2018 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 20-21, 2018 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of March 31, 2018, 75%, 71% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of June 30, 2018, 91%, 87% and 93% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net of fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	141

Approval of Investment Advisory Contract and Other Agreements (Cont.)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than

PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Broadridge. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets

142	PIMCO STOCKPLUS® FUNDS

(Unaudited)

remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Broadridge, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Strategic Bond Fund by 15 basis points and waive the Fund’s supervisory and administrative fee by five basis points for each share class of the Fund for an initial term from October 1, 2018 through July 31, 2021. The Board considered that the purpose of the proposal is to reflect recent changes to the Fund’s strategy and realign its position.

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the PIMCO Strategic Bond Fund after the proposals to decrease its fees, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year under both the adjusted asset profitability method (formerly known as the “difficulty factor” method) and the profit and loss method, which were each utilized to calculate profitability. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to PIMCO’s relationship with the Funds were within the ranges of publicly traded fund companies reported by Broadridge and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics, senior management supervision, governance and oversight of those services, and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	143

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

144	PIMCO STOCKPLUS® FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4008SAR_093018

PIMCO Funds

Semiannual

Report

September 30, 2018

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		14
Benchmark Descriptions		16
Financial Highlights		18
Statements of Assets and Liabilities		28
Statements of Operations		32
Statements of Changes in Net Assets		34
Notes to Financial Statements		71
Glossary		92
Approval of Investment Advisory Contract and Other Agreements		93

Fund	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	6	36
PIMCO California Municipal Bond Fund	7	39
PIMCO California Short Duration Municipal Income Fund	8	42
PIMCO High Yield Municipal Bond Fund	9	45
PIMCO Municipal Bond Fund	10	54
PIMCO National Intermediate Municipal Bond Fund	11	60
PIMCO New York Municipal Bond Fund	12	64
PIMCO Short Duration Municipal Income Fund	13	68

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following this letter is the PIMCO Funds Semiannual Report which covers the six-month reporting period ended September 30, 2018. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the first quarter of 2018. During the second quarter of 2018 GDP growth rose to an annual pace of 4.2%, representing the strongest pace since the third quarter of 2014. The Commerce Department’s initial reading — released after the end of the reporting period — showed that third- quarter 2018 GDP grew at an annual pace of 3.5%.

The Federal Reserve (the “Fed”) continued to normalize monetary policy during the reporting period. In June 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. At its September 2018 meeting, the Fed again increased rates to a range between 2.00% and 2.25%. In addition to increasing the federal funds rate, the Fed continued to reduce its balance sheet during the reporting period.

Economic activity outside the U.S. initially accelerated during the reporting period, but moderated somewhat as the reporting period progressed. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. The Bank of England raised rates at its meeting in August 2018 and the Bank of Canada raised rates once during the reporting period. Meanwhile, in June 2018, the ECB indicated that it plans to end its quantitative easing program by the end of the year, and that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period as short-term rates moved up more than their longer-term counterparts. In our view, the increase in rates at the short end of the yield curve was mostly due to Fed interest rate increases. The yield on the benchmark 10-year U.S. Treasury note was 3.05% at the end of the reporting period, up from 2.74% on March 31, 2018.

U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned -0.49% during the reporting period. Meanwhile the Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned -0.14% during the reporting period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index gained 3.46% during the reporting period, whereas emerging market external debt, as represented by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, returned -1.71% during the reporting period. Emerging market local bonds, as represented by the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -12.06% during the reporting period. The emerging market debt asset class was negatively impacted by signs of moderating growth in China, the strengthening U.S. dollar and headline issues in countries such as Argentina and Turkey. Emerging market local currencies were hit especially hard, many of which significantly depreciated versus the U.S. dollar during the reporting period.

Global equities produced mixed results during the reporting period, while U.S. equities rallied sharply. We believe this rally was driven by a number of factors, including optimism surrounding the December 2017 tax reform bill and corporate profits that often exceeded expectations. All told, U.S. equities, as represented by the S&P 500 Index, returned 11.41% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned -8.97% during the reporting period, whereas global equities, as represented by the MSCI World Index, returned 6.80%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned 8.81% during the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned 5.37%.

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Commodity prices fluctuated and generated mixed results during the reporting period. When the reporting period began crude oil was approximately $65 a barrel, but by the end of the reporting period crude oil was roughly $73 a barrel. This ascent was driven in part by planned and observed production cuts by the Organization of Petroleum Exporting Countries (OPEC) and the collapse in Venezuelan oil production. Elsewhere, gold and copper prices moved lower during the reporting period.

Finally, during the reporting period the foreign exchange markets experienced periods of volatility, due in part to signs of decoupling economic growth and central bank policies, along with a number of geopolitical events. The U.S. dollar strengthened against other major currencies during the reporting period. For example, the U.S. dollar returned 6.20%, 7.63% and 6.83% versus the euro, British pound and Japanese yen, respectively, during the reporting period.

Thank you for the assets you have placed with us. We deeply value your trust and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s decision to leave the European Union may impact Fund returns. This decision may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2 and I-3 shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2*	I-3	Class A	Class C	Diversification Status
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	—	10/19/99	08/31/09	Diversified
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	Non-Diversified
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	—	08/31/06	—	Diversified
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	—	07/31/06	12/29/06	Diversified
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	—	04/01/98	04/01/98	Diversified
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	Diversified
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	—	10/19/99	08/31/09	Non-Diversified
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	—	03/28/02	03/28/02	Diversified

* Effective April 27, 2018, the name of Class P for all Funds of the Trust that offer such class was changed to I-2.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The SEC has adopted a rule that, beginning in 2021, generally will allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. PIMCO currently is evaluating how to make the electronic delivery option available to shareholders in the future.

The SEC adopted amendments to certain disclosure requirements relating to open-end investment companies’ liquidity risk management programs. Effective December 1, 2019, large fund complexes will be required to include in their shareholder reports a discussion of their liquidity risk management programs’ operations over the past year.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	5

PIMCO California Intermediate Municipal Bond Fund

Institutional Class - PCIMX	Class A - PCMBX
I-2 - PCIPX	Class C - PCFCX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	14.0%
Water Revenue	10.9%
Ad Valorem Property Tax	9.0%
Tax Increment/Allocation Revenue	8.6%
Electric Power & Light Revenue	6.7%
Special Tax	6.2%
College & University Revenue	6.2%
Port, Airport & Marina Revenue	5.1%
Highway Revenue Tolls	4.8%
Lease (Abatement)	4.6%
Special Assessment	2.8%
Sewer Revenue	2.7%
Natural Gas Revenue	2.6%
Sales Tax Revenue	2.5%
Tobacco Settlement Funded	2.2%
General Fund	1.8%
Other	3.8%
Short-Term Instruments‡	5.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	0.68%	(0.03)%	2.46%	3.63%	3.64%
PIMCO California Intermediate Municipal Bond Fund I-2	0.62%	(0.13)%	2.35%	3.53%	3.53%
PIMCO California Intermediate Municipal Bond Fund Class A	0.51%	(0.36)%	2.12%	3.29%	3.27%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	(1.75)%	(2.60)%	1.34%	2.98%	3.10%
PIMCO California Intermediate Municipal Bond Fund Class C	0.14%	(1.10)%	1.36%	2.52%	2.54%
PIMCO California Intermediate Municipal Bond Fund Class C (adjusted)	(0.86)%	(2.07)%	1.36%	2.52%	2.54%
Bloomberg Barclays California Intermediate Municipal Bond Index	1.01%	(0.19)%	2.68%	4.37%	4.58%
Lipper California Intermediate Municipal Debt Funds Average	0.66%	0.02%	2.63%	3.81%	4.00%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.445% for the Institutional Class shares, 0.545% for I-2 shares, 0.775% for Class A shares, and 1.525% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO California Intermediate Municipal Bond Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Duration positioning contributed to performance, as the municipal yield curve rose.

»	Select exposure within the special tax sector contributed to performance.

»	Overweight exposure to healthcare contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the general obligation sector detracted from performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the water and sewer sector detracted from performance, as the sector underperformed the general municipal market.

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Municipal Bond Fund

Institutional Class - PCTIX	Class A - PCTTX
I-2 - PCTPX	Class C - PCTGX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	13.0%
Ad Valorem Property Tax	11.9%
Water Revenue	8.7%
General Fund	8.6%
Port, Airport & Marina Revenue	8.6%
Tobacco Settlement Funded	5.7%
College & University Revenue	4.8%
Special Tax	4.1%
Sewer Revenue	3.5%
Natural Gas Revenue	3.5%
Local or Guaranteed Housing	2.5%
Charter School Aid	2.2%
Electric Power & Light Revenue	2.0%
Special Assessment	1.8%
Highway Revenue Tolls	1.6%
Tax Increment/Allocation Revenue	1.4%
Other	3.4%
Short-Term Instruments‡	12.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	Fund Inception (05/31/12)
PIMCO California Municipal Bond Fund Institutional Class	1.29%	1.78%	4.50%	3.68%
PIMCO California Municipal Bond Fund I-2	1.24%	1.68%	4.40%	3.57%
PIMCO California Municipal Bond Fund Class A	1.12%	1.43%	4.14%	3.32%
PIMCO California Municipal Bond Fund Class A (adjusted)	(1.12)%	(0.88)%	3.35%	2.70%
PIMCO California Municipal Bond Fund Class C	0.74%	0.67%	3.36%	2.55%
PIMCO California Municipal Bond Fund Class C (adjusted)	(0.26)%	(0.32)%	3.36%	2.55%
Bloomberg Barclays California Municipal Bond Index	0.75%	0.54%	3.80%	3.18%
Lipper California Municipal Debt Funds Average	0.77%	0.72%	4.25%	3.27%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.50% for the Institutional Class shares, 0.60% for I-2 shares, 0.85% for Class A shares, and 1.60% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO California Municipal Bond Fund seeks high current income exempt from federal and California income tax by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Duration positioning detracted from performance, as the municipal yield curve rose.

»	Overweight exposure to the revenue segment contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure within the special tax sector contributed to performance.

»	Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the general municipal market.

»	Select exposure to pre-refunded debt detracted from performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	7

PIMCO California Short Duration Municipal Income Fund

Institutional Class - PCDIX	Class A - PCDAX
I-2 - PCDPX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	10.8%
Electric Power & Light Revenue	8.9%
Recreational Revenue	6.9%
General Fund	6.7%
Special Tax	6.6%
Tax Increment/Allocation Revenue	6.4%
Water Revenue	6.1%
Port, Airport & Marina Revenue	5.3%
Sales Tax Revenue	5.2%
Highway Revenue Tolls	4.2%
College & University Revenue	4.1%
Sewer Revenue	3.6%
Resource Recovery Revenue	3.4%
Miscellaneous Revenue	3.4%
Tobacco Settlement Funded	2.7%
Lease (Abatement)	2.3%
Ad Valorem Property Tax	2.2%
Special Assessment	2.2%
Industrial Revenue	1.5%
Local or Guaranteed Housing	1.5%
Natural Gas Revenue	0.1%
Short-Term Instruments‡	5.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	0.57%	0.23%	0.80%	1.27%	1.52%
PIMCO California Short Duration Municipal Income Fund I-2	0.52%	0.13%	0.70%	1.17%	1.42%
PIMCO California Short Duration Municipal Income Fund Class A	0.37%	(0.17)%	0.40%	0.87%	1.12%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	(1.89)%	(2.41)%	(0.06)%	0.64%	0.93%
Bloomberg Barclays California 1 Year Municipal Bond Index	0.52%	0.49%	0.64%	1.26%	1.72%
Lipper California Short/Intermediate Municipal Debt Funds Average	0.98%	0.35%	1.38%	2.34%	2.38%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.33% for the Institutional Class shares, 0.43% for I-2 shares, and 0.73% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO California Short Duration Municipal Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Duration positioning detracted from performance, as the municipal yield curve rose.

»	Overweight exposure to the revenue segment contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure within the special tax sector contributed to performance.

»	Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the lease-backed sector detracted from performance.

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO High Yield Municipal Bond Fund

Institutional Class - PHMIX	Class A - PYMAX
I-2 - PYMPX	Class C - PYMCX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	21.4%
Tobacco Settlement Funded	11.1%
Natural Gas Revenue	5.8%
Ad Valorem Property Tax	5.2%
Miscellaneous Revenue	4.8%
Port, Airport & Marina Revenue	4.5%
Highway Revenue Tolls	4.1%
Sales Tax Revenue	3.6%
Electric Power & Light Revenue	2.9%
College & University Revenue	2.8%
Industrial Revenue	2.7%
Local or Guaranteed Housing	2.6%
Appropriations	2.6%
Water Revenue	2.2%
Charter School Aid	2.1%
General Fund	1.9%
Sewer Revenue	1.8%
Income Tax Revenue	1.5%
Hotel Occupancy Tax	1.4%
Resource Recovery Revenue	1.3%
Transit Revenue	1.1%
Other	3.2%
Short-Term Instruments‡	9.3%
Corporate Bonds & Notes	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	2.74%	4.38%	6.68%	5.90%	4.18%
PIMCO High Yield Municipal Bond Fund I-2	2.69%	4.27%	6.57%	5.79%	4.08%
PIMCO High Yield Municipal Bond Fund Class A	2.59%	4.07%	6.36%	5.60%	3.88%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	0.28%	1.73%	5.55%	5.12%	3.62%
PIMCO High Yield Municipal Bond Fund Class C	2.20%	3.29%	5.57%	4.82%	3.11%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	1.20%	2.29%	5.57%	4.82%	3.11%
Bloomberg Barclays High Yield Municipal Bond Index	3.84%	6.36%	6.36%	6.51%	4.84%
Lipper High Yield Municipal Debt Funds Average	1.86%	2.84%	5.77%	5.57%	3.90%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.61% for the Institutional Class shares, 0.71% for I-2 shares, 0.91% for Class A shares, and 1.66% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO High Yield Municipal Bond Fund seeks high current income exempt from federal income tax, with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Underweight duration positioning contributed to performance, as the municipal yield curve rose.

»	Overweight exposure to the transportation sector contributed to performance, as the sector outperformed the general municipal market.

»	A modest short interest rate position contributed to performance, as interest rates rose.

»	Select exposure within the revenue segment detracted from performance.

»	Underweight exposure to the tobacco sector detracted from performance, as the sector outperformed the general municipal market.

»	Select exposure within the water and sewer sector detracted from performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	9

PIMCO Municipal Bond Fund

Institutional Class - PFMIX	Class A - PMLAX
I-2 - PMUPX	Class C - PMLCX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	18.6%
Highway Revenue Tolls	8.2%
Natural Gas Revenue	7.1%
Tobacco Settlement Funded	6.4%
Port, Airport & Marina Revenue	6.4%
Electric Power & Light Revenue	5.5%
Miscellaneous Revenue	5.0%
Water Revenue	4.8%
Ad Valorem Property Tax	4.4%
Lease (Abatement)	3.5%
Income Tax Revenue	3.1%
General Fund	3.1%
Sales Tax Revenue	2.8%
Industrial Revenue	2.8%
Sewer Revenue	1.8%
Transit Revenue	1.5%
College & University Revenue	1.3%
Recreational Revenue	1.2%
Local or Guaranteed Housing	1.2%
Appropriations	1.0%
Other	2.7%
Short-Term Instruments‡	7.5%
Corporate Bonds & Notes	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	1.46%	2.04%	4.72%	4.78%	4.10%
PIMCO Municipal Bond Fund I-2	1.41%	1.94%	4.62%	4.68%	3.98%
PIMCO Municipal Bond Fund Class A	1.30%	1.72%	4.40%	4.46%	3.76%
PIMCO Municipal Bond Fund Class A (adjusted)	(0.98)%	(0.57)%	3.60%	4.14%	3.60%
PIMCO Municipal Bond Fund Class C	1.05%	1.22%	3.88%	3.94%	3.24%
PIMCO Municipal Bond Fund Class C (adjusted)	0.05%	0.23%	3.88%	3.94%	3.24%
Bloomberg Barclays Municipal Bond Index	0.72%	0.35%	3.54%	4.75%	4.61%
Lipper General & Insured Municipal Debt Funds Average	0.68%	0.54%	3.68%	4.63%	3.95%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.48% for the Institutional Class shares, 0.58% for I-2 shares, 0.79% for Class A shares, and 1.29% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Municipal Bond Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	An underweight duration positioning contributed to performance, as the municipal yield curve rose.

»	An overweight exposure to the revenue segment contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure within the special tax sector contributed to performance.

»	Select exposure within the education sector detracted from performance.

»	Select exposure within the housing sector detracted from performance.

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO National Intermediate Municipal Bond Fund

Institutional Class - PMNIX	Class A - PMNTX
I-2 - PMNPX	Class C - PMNNX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	14.7%
Natural Gas Revenue	7.5%
Electric Power & Light Revenue	7.3%
Highway Revenue Tolls	7.3%
Port, Airport & Marina Revenue	7.0%
Ad Valorem Property Tax	6.5%
College & University Revenue	6.1%
Tobacco Settlement Funded	4.7%
Miscellaneous Revenue	4.7%
Water Revenue	4.3%
Miscellaneous Taxes	3.8%
Income Tax Revenue	2.8%
Economic Development Revenue	2.7%
Appropriations	2.0%
Hotel Occupancy Tax	1.8%
Sales Tax Revenue	1.5%
Nuclear Revenue	1.5%
General Fund	1.5%
Industrial Revenue	1.4%
Fuel Sales Tax Revenue	1.4%
Lease (Appropriation)	1.4%
Other	1.4%
Short-Term Instruments‡	6.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	Fund Inception (05/31/12)
PIMCO National Intermediate Municipal Bond Fund Institutional Class	0.76%	0.15%	3.05%	2.67%
PIMCO National Intermediate Municipal Bond Fund I-2	0.71%	0.05%	2.94%	2.57%
PIMCO National Intermediate Municipal Bond Fund Class A	0.58%	(0.20)%	2.69%	2.32%
PIMCO National Intermediate Municipal Bond Fund Class A (adjusted)	(1.69)%	(2.41)%	1.90%	1.70%
PIMCO National Intermediate Municipal Bond Fund Class C	0.33%	(0.70)%	2.18%	1.81%
PIMCO National Intermediate Municipal Bond Fund Class C (adjusted)	(0.66)%	(1.67)%	2.18%	1.81%
Bloomberg Barclays 1-15 Year Municipal Bond Index	0.78%	0.02%	2.72%	2.26%
Lipper Intermediate Municipal Debt Funds Average	0.63%	(0.10)%	2.52%	1.95%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.45% for the Institutional Class shares, 0.55% for I-2 shares, 0.80% for Class A shares, and 1.30% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO National Intermediate Municipal Bond Fund seeks maximum tax exempt income by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Underweight exposure to duration contributed to performance, as the municipal yield curve rose.

»	Overweight exposure to the revenue segment contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the general municipal market.

»	Select exposure to pre-refunded debt detracted from performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	11

PIMCO New York Municipal Bond Fund

Institutional Class - PNYIX	Class A - PNYAX
I-2 - PNYPX	Class C - PBFCX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Municipal Bonds & Notes
College & University Revenue	15.4%
Income Tax Revenue	10.8%
Water Revenue	8.4%
Port, Airport & Marina Revenue	7.9%
Health, Hospital & Nursing Home Revenue	7.8%
Industrial Revenue	4.8%
Transit Revenue	4.8%
Miscellaneous Revenue	4.5%
Highway Revenue Tolls	4.2%
Electric Power & Light Revenue	3.8%
Tobacco Settlement Funded	3.8%
Ad Valorem Property Tax	2.7%
Miscellaneous Taxes	1.9%
Local or Guaranteed Housing	1.8%
Recreational Revenue	1.7%
Lease Revenue	1.6%
Natural Gas Revenue	1.4%
Hotel Occupancy Tax	1.4%
Sales Tax Revenue	1.2%
Lease (Appropriation)	0.6%
Short-Term Instruments‡	9.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	1.11%	1.29%	3.96%	4.41%	4.72%
PIMCO New York Municipal Bond Fund I-2	1.06%	1.19%	3.86%	4.30%	4.62%
PIMCO New York Municipal Bond Fund Class A	0.95%	0.96%	3.62%	4.06%	4.35%
PIMCO New York Municipal Bond Fund Class A (adjusted)	(1.32)%	(1.31)%	2.83%	3.75%	4.19%
PIMCO New York Municipal Bond Fund Class C	0.57%	0.21%	2.85%	3.28%	3.60%
PIMCO New York Municipal Bond Fund Class C (adjusted)	(0.42)%	(0.77)%	2.85%	3.28%	3.60%
Bloomberg Barclays New York Municipal Bond Index	0.53%	(0.01)%	3.39%	4.58%	4.69%
Lipper New York Municipal Debt Funds Average	0.75%	0.36%	3.59%	4.37%	4.07%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.485% for the Institutional Class shares, 0.585% for I-2 shares, 0.815% for Class A shares, and 1.565% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO New York Municipal Bond Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds are generally issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Underweight duration positioning contributed to performance, as the municipal yield curve rose.

»	Select exposure within the revenue segment contributed to performance.

»	A modest short interest rate position contributed to performance, as interest rates rose.

»	Select exposure within the water and sewer sector detracted from performance.

»	Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the general municipal market.

»	Select exposure within the housing sector detracted from performance.

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Short Duration Municipal Income Fund

Institutional Class - PSDIX	Class A - PSDAX
I-2 - PSDPX	Class C - PSDCX

Cumulative Returns Through September 30, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 09/30/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	20.3%
Electric Power & Light Revenue	12.6%
Ad Valorem Property Tax	9.5%
Highway Revenue Tolls	9.0%
Industrial Revenue	8.9%
Natural Gas Revenue	5.5%
Tobacco Settlement Funded	5.3%
Miscellaneous Revenue	4.2%
College & University Revenue	3.5%
General Fund	2.6%
Port, Airport & Marina Revenue	2.4%
Water Revenue	2.1%
Resource Recovery Revenue	2.1%
Appropriations	1.5%
Sales Tax Revenue	1.3%
Other	1.9%
Short-Term Instruments‡	7.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2018
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	0.70%	0.47%	1.03%	0.58%	1.47%
PIMCO Short Duration Municipal Income Fund I-2	0.65%	0.37%	0.93%	0.48%	1.37%
PIMCO Short Duration Municipal Income Fund Class A	0.50%	0.07%	0.63%	0.18%	1.06%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	(1.74)%	(2.13)%	0.18%	(0.05)%	0.94%
PIMCO Short Duration Municipal Income Fund Class C	0.35%	(0.22)%	0.33%	(0.12)%	0.70%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	(0.65)%	(1.21)%	0.33%	(0.12)%	0.70%
Bloomberg Barclays 1-Year Municipal Bond Index	0.57%	0.57%	0.71%	1.30%	2.27%
Lipper Short Municipal Debt Funds Average	0.54%	0.27%	0.78%	1.37%	2.31%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.33% for the Institutional Class shares, 0.43% for I-2 shares, 0.73% for Class A shares, and 1.03% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Short Duration Municipal Income Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Duration positioning detracted from performance, as the municipal yield curve rose.

»	Overweight exposure to the revenue segment contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the general municipal market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2018 to September 30, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO California Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,006.80	$2.23	$1,000.00	$1,022.71	$2.24	0.445%
I-2	1,000.00	1,006.20	2.73	1,000.00	1,022.21	2.75	0.545
Class A	1,000.00	1,005.10	3.87	1,000.00	1,021.07	3.91	0.775
Class C	1,000.00	1,001.40	7.61	1,000.00	1,017.33	7.67	1.525
PIMCO California Municipal Bond Fund
Institutional Class	$1,000.00	$1,012.90	$2.46	$1,000.00	$1,022.49	$2.47	0.49	%(a)
I-2	1,000.00	1,012.40	2.96	1,000.00	1,021.99	2.97	0.59	(a)
Class A	1,000.00	1,011.20	4.21	1,000.00	1,020.74	4.23	0.84	(a)
Class C	1,000.00	1,007.40	7.96	1,000.00	1,017.00	8.00	1.59	(a)
PIMCO California Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,005.70	$1.65	$1,000.00	$1,023.29	$1.66	0.33%
I-2	1,000.00	1,005.20	2.15	1,000.00	1,022.79	2.17	0.43
Class A	1,000.00	1,003.70	3.65	1,000.00	1,021.29	3.68	0.73

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO High Yield Municipal Bond Fund
Institutional Class	$1,000.00	$1,027.40	$3.39	$1,000.00	$1,021.59	$3.38	0.67	%(b)
I-2	1,000.00	1,026.90	3.89	1,000.00	1,021.14	3.88	0.77	(b)
Class A	1,000.00	1,025.90	4.90	1,000.00	1,020.09	4.89	0.97	(b)
Class C	1,000.00	1,022.00	8.67	1,000.00	1,016.40	8.65	1.72	(b)
PIMCO Municipal Bond Fund
Institutional Class	$1,000.00	$1,014.60	$2.76	$1,000.00	$1,022.19	$2.77	0.55	%(c)
I-2	1,000.00	1,014.10	3.26	1,000.00	1,021.69	3.28	0.65	(c)
Class A	1,000.00	1,013.00	4.32	1,000.00	1,020.64	4.33	0.86	(c)
Class C	1,000.00	1,010.50	6.77	1,000.00	1,018.20	6.79	1.36	(c)
PIMCO National Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,007.60	$2.25	$1,000.00	$1,022.69	$2.27	0.45%
I-2	1,000.00	1,007.10	2.75	1,000.00	1,022.19	2.77	0.55
Class A	1,000.00	1,005.80	4.00	1,000.00	1,020.94	4.03	0.80
Class C	1,000.00	1,003.30	6.49	1,000.00	1,018.45	6.54	1.30
PIMCO New York Municipal Bond Fund
Institutional Class	$1,000.00	$1,011.10	$2.68	$1,000.00	$1,022.26	$2.70	0.535	%(d)
I-2	1,000.00	1,010.60	3.18	1,000.00	1,021.77	3.20	0.635	(d)
Class A	1,000.00	1,009.50	4.33	1,000.00	1,020.62	4.36	0.865	(d)
Class C	1,000.00	1,005.70	8.08	1,000.00	1,016.88	8.12	1.615	(d)
PIMCO Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,007.00	$1.65	$1,000.00	$1,023.29	$1.66	0.33%
I-2	1,000.00	1,006.50	2.15	1,000.00	1,022.79	2.17	0.43
Class A	1,000.00	1,005.00	3.65	1,000.00	1,021.29	3.68	0.73
Class C	1,000.00	1,003.50	5.14	1,000.00	1,019.80	5.19	1.03

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Net Annualized Expense Ratio reflected in the expense example above includes 0.06% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.21, $2.96, $3.96, $7.71 for Actual Performance and $2.22, $2.97, $3.98, $7.75 for Hypothetical Performance for Institutional Class, I-2, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(b) The Net Annualized Expense Ratio reflected in the expense example above includes 0.12% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.78, $3.28, $4.29, $8.07 for Actual Performance and $2.77, $3.28, $4.28, $8.05 for Hypothetical Performance for Institutional Class, I-2, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(c) The Net Annualized Expense Ratio reflected in the expense example above includes 0.11% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.21, $2.71, $3.76, $6.27 for Actual Performance and $2.22, $2.72, $3.78, $6.29 for Hypothetical Performance for Institutional Class, I-2, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(d) The Net Annualized Expense Ratio reflected in the expense example above includes 0.09% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.23, $2.73, $3.88, $7.63 for Actual Performance and $2.24, $2.75, $3.91, $7.67 for Hypothetical Performance for Institutional Class, I-2, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	15

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Barclays 1-15 Year Municipal Bond Index	Bloomberg Barclays 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market.

Bloomberg Barclays 1-Year Municipal Bond Index	Bloomberg Barclays 1-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Bloomberg Barclays California 1 Year Municipal Bond Index	Bloomberg Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years.

Bloomberg Barclays California Intermediate Municipal Bond Index	Bloomberg Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Barclays California Municipal Bond Index	The Bloomberg Barclays California Municipal Bond Index is the California component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Barclays High Yield Municipal Bond Index	The Bloomberg Barclays High Yield Municipal Bond Index measures the non-investment grade and non-rated U.S. tax-exempt bond market. It is an unmanaged index made up of dollar-denominated, fixed-rate municipal securities that are rated Ba1/BB+/BB+ or below or non-rated and that meet specified maturity, liquidity, and quality requirements.

Bloomberg Barclays Municipal Bond Index	Bloomberg Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Barclays New York Municipal Bond Index	The Bloomberg Barclays New York Municipal Bond Index is the New York component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

* It is not possible to invest directly in an unmanaged index.

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	17

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO California Intermediate Municipal Bond Fund
Institutional Class
04/01/2018 - 09/30/2018+	$9.64	$0.12	$(0.05)	$0.07	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2018	9.69	0.25	(0.05)	0.20	(0.25)	0.00	0.00	(0.25)
03/31/2017	9.97	0.24	(0.28)	(0.04)	(0.24)	0.00	0.00	(0.24)
03/31/2016	9.86	0.25	0.11	0.36	(0.25)	0.00	0.00	(0.25)
03/31/2015	9.68	0.22	0.19	0.41	(0.23)	0.00	0.00	(0.23)
03/31/2014	9.86	0.20	(0.18)	0.02	(0.20)	0.00	0.00	(0.20)
I-2
04/01/2018 - 09/30/2018+	9.64	0.12	(0.06)	0.06	(0.12)	0.00	0.00	(0.12)
03/31/2018	9.69	0.24	(0.05)	0.19	(0.24)	0.00	0.00	(0.24)
03/31/2017	9.97	0.23	(0.28)	(0.05)	(0.23)	0.00	0.00	(0.23)
03/31/2016	9.86	0.24	0.11	0.35	(0.24)	0.00	0.00	(0.24)
03/31/2015	9.68	0.22	0.18	0.40	(0.22)	0.00	0.00	(0.22)
03/31/2014	9.86	0.20	(0.19)	0.01	(0.19)	0.00	0.00	(0.19)
Class A
04/01/2018 - 09/30/2018+	9.64	0.11	(0.06)	0.05	(0.11)	0.00	0.00	(0.11)
03/31/2018	9.69	0.21	(0.05)	0.16	(0.21)	0.00	0.00	(0.21)
03/31/2017	9.97	0.21	(0.28)	(0.07)	(0.21)	0.00	0.00	(0.21)
03/31/2016	9.86	0.22	0.11	0.33	(0.22)	0.00	0.00	(0.22)
03/31/2015	9.68	0.19	0.18	0.37	(0.19)	0.00	0.00	(0.19)
03/31/2014	9.86	0.17	(0.18)	(0.01)	(0.17)	0.00	0.00	(0.17)
Class C
04/01/2018 - 09/30/2018+	9.64	0.07	(0.06)	0.01	(0.07)	0.00	0.00	(0.07)
03/31/2018	9.69	0.14	(0.05)	0.09	(0.14)	0.00	0.00	(0.14)
03/31/2017	9.97	0.14	(0.28)	(0.14)	(0.14)	0.00	0.00	(0.14)
03/31/2016	9.86	0.14	0.11	0.25	(0.14)	0.00	0.00	(0.14)
03/31/2015	9.68	0.12	0.18	0.30	(0.12)	0.00	0.00	(0.12)
03/31/2014	9.86	0.10	(0.18)	(0.08)	(0.10)	0.00	0.00	(0.10)

PIMCO California Municipal Bond Fund
Institutional Class
04/01/2018 - 09/30/2018+	$10.61	$0.16	$(0.02)	$0.14	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2018	10.52	0.33	0.09	0.42	(0.33)	0.00	0.00	(0.33)
03/31/2017	10.81	0.32	(0.29)	0.03	(0.32)	0.00	0.00	(0.32)
03/31/2016	10.47	0.30	0.34	0.64	(0.30)	0.00	0.00	(0.30)
03/31/2015	10.03	0.26	0.43	0.69	(0.25)	0.00	0.00	(0.25)
03/31/2014	10.14	0.23	(0.12)	0.11	(0.22)	0.00	0.00	(0.22)
I-2
04/01/2018 - 09/30/2018+	10.61	0.15	(0.02)	0.13	(0.15)	0.00	0.00	(0.15)
03/31/2018	10.52	0.32	0.08	0.40	(0.31)	0.00	0.00	(0.31)
03/31/2017	10.81	0.31	(0.29)	0.02	(0.31)	0.00	0.00	(0.31)
03/31/2016	10.47	0.29	0.34	0.63	(0.29)	0.00	0.00	(0.29)
03/31/2015	10.03	0.25	0.43	0.68	(0.24)	0.00	0.00	(0.24)
03/31/2014	10.14	0.22	(0.12)	0.10	(0.21)	0.00	0.00	(0.21)
Class A
04/01/2018 - 09/30/2018+	10.61	0.14	(0.02)	0.12	(0.14)	0.00	0.00	(0.14)
03/31/2018	10.52	0.30	0.08	0.38	(0.29)	0.00	0.00	(0.29)
03/31/2017	10.81	0.28	(0.29)	(0.01)	(0.28)	0.00	0.00	(0.28)
03/31/2016	10.47	0.27	0.34	0.61	(0.27)	0.00	0.00	(0.27)
03/31/2015	10.03	0.22	0.44	0.66	(0.22)	0.00	0.00	(0.22)
03/31/2014	10.14	0.19	(0.11)	0.08	(0.19)	0.00	0.00	(0.19)
Class C
04/01/2018 - 09/30/2018+	10.61	0.10	(0.02)	0.08	(0.10)	0.00	0.00	(0.10)
03/31/2018	10.52	0.22	0.08	0.30	(0.21)	0.00	0.00	(0.21)
03/31/2017	10.81	0.20	(0.29)	(0.09)	(0.20)	0.00	0.00	(0.20)
03/31/2016	10.47	0.19	0.34	0.53	(0.19)	0.00	0.00	(0.19)
03/31/2015	10.03	0.15	0.43	0.58	(0.14)	0.00	0.00	(0.14)
03/31/2014	10.14	0.12	(0.12)	0.00	(0.11)	0.00	0.00	(0.11)

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.58	0.68%	$57,162	0.445	%*	0.445	%*	0.445	%*	0.445	%*	2.60	%*	12%
9.64	2.01	57,131	0.445		0.445		0.445		0.445		2.52		15
9.69	(0.37)	41,743	0.445		0.445		0.445		0.445		2.44		41
9.97	3.70	51,348	0.445		0.445		0.445		0.445		2.53		24
9.86	4.22	52,171	0.445		0.445		0.445		0.445		2.28		10
9.68	0.25	63,973	0.445		0.445		0.445		0.445		2.12		62

9.58	0.62	18,414	0.545	*	0.545	*	0.545	*	0.545	*	2.49	*	12
9.64	1.91	30,311	0.545		0.545		0.545		0.545		2.41		15
9.69	(0.47)	28,220	0.545		0.545		0.545		0.545		2.36		41
9.97	3.59	16,017	0.545		0.545		0.545		0.545		2.43		24
9.86	4.12	15,401	0.545		0.545		0.545		0.545		2.22		10
9.68	0.15	9,724	0.545		0.545		0.545		0.545		2.02		62

9.58	0.51	46,402	0.775	*	0.775	*	0.775	*	0.775	*	2.27	*	12
9.64	1.68	49,614	0.775		0.775		0.775		0.775		2.18		15
9.69	(0.70)	44,936	0.775		0.775		0.775		0.775		2.12		41
9.97	3.36	42,785	0.775		0.775		0.775		0.775		2.20		24
9.86	3.88	37,660	0.775		0.775		0.775		0.775		1.96		10
9.68	(0.08)	46,371	0.775		0.775		0.775		0.775		1.79		62

9.58	0.14	8,712	1.525	*	1.525	*	1.525	*	1.525	*	1.52	*	12
9.64	0.92	9,501	1.525		1.525		1.525		1.525		1.43		15
9.69	(1.45)	11,160	1.525		1.525		1.525		1.525		1.37		41
9.97	2.59	11,946	1.525		1.525		1.525		1.525		1.45		24
9.86	3.11	9,383	1.525		1.525		1.525		1.525		1.22		10
9.68	(0.83)	9,667	1.525		1.525		1.525		1.525		1.04		62

$10.59	1.29%	$4,679	0.49	%*	0.49	%*	0.44	%*	0.44	%*	2.98	%*	7%
10.61	3.97	4,988	0.50		0.50		0.44		0.44		3.13		43
10.52	0.23	3,417	0.46		0.46		0.44		0.44		2.93		133
10.81	6.26	4,434	0.44		0.44		0.44		0.44		2.90		89
10.47	6.96	4,155	0.44		0.44		0.44		0.44		2.48		8
10.03	1.16	4,608	0.44		0.44		0.44		0.44		2.31		65

10.59	1.24	656	0.59	*	0.59	*	0.54	*	0.54	*	2.89	*	7
10.61	3.86	518	0.60		0.60		0.54		0.54		3.02		43
10.52	0.13	671	0.56		0.56		0.54		0.54		2.81		133
10.81	6.16	432	0.54		0.54		0.54		0.54		2.73		89
10.47	6.85	117	0.54		0.54		0.54		0.54		2.39		8
10.03	1.06	110	0.54		0.54		0.54		0.54		2.19		65

10.59	1.12	17,450	0.84	*	0.84	*	0.79	*	0.79	*	2.62	*	7
10.61	3.60	8,453	0.85		0.85		0.79		0.79		2.78		43
10.52	(0.12)	5,877	0.81		0.81		0.79		0.79		2.60		133
10.81	5.90	5,630	0.79		0.79		0.79		0.79		2.53		89
10.47	6.59	2,121	0.79		0.79		0.79		0.79		2.15		8
10.03	0.81	984	0.79		0.79		0.79		0.79		1.92		65

10.59	0.74	2,009	1.59	*	1.59	*	1.54	*	1.54	*	1.88	*	7
10.61	2.83	1,800	1.60		1.60		1.54		1.54		2.02		43
10.52	(0.87)	2,190	1.56		1.56		1.54		1.54		1.83		133
10.81	5.11	2,343	1.54		1.54		1.54		1.54		1.79		89
10.47	5.80	1,712	1.54		1.54		1.54		1.54		1.44		8
10.03	0.05	438	1.54		1.54		1.54		1.54		1.26		65

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO California Short Duration Municipal Income Fund
Institutional Class
04/01/2018 - 09/30/2018+	$9.82	$0.08	$(0.02)	$0.06	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2018	9.87	0.14	(0.06)	0.08	(0.13)	0.00	0.00	(0.13)
03/31/2017	9.94	0.10	(0.07)	0.03	(0.10)	0.00	0.00	(0.10)
03/31/2016	9.94	0.09	0.00	0.09	(0.09)	0.00	0.00	(0.09)
03/31/2015	9.93	0.08	0.01	0.09	(0.08)	0.00	0.00	(0.08)
03/31/2014	9.98	0.08	(0.05)	0.03	(0.08)	0.00	0.00	(0.08)
I-2
04/01/2018 - 09/30/2018+	9.82	0.07	(0.02)	0.05	(0.07)	0.00	0.00	(0.07)
03/31/2018	9.87	0.13	(0.06)	0.07	(0.12)	0.00	0.00	(0.12)
03/31/2017	9.94	0.09	(0.07)	0.02	(0.09)	0.00	0.00	(0.09)
03/31/2016	9.94	0.08	0.00	0.08	(0.08)	0.00	0.00	(0.08)
03/31/2015	9.93	0.07	0.01	0.08	(0.07)	0.00	0.00	(0.07)
03/31/2014	9.98	0.07	(0.05)	0.02	(0.07)	0.00	0.00	(0.07)
Class A
04/01/2018 - 09/30/2018+	9.82	0.06	(0.02)	0.04	(0.06)	0.00	0.00	(0.06)
03/31/2018	9.87	0.10	(0.06)	0.04	(0.09)	0.00	0.00	(0.09)
03/31/2017	9.94	0.06	(0.07)	(0.01)	(0.06)	0.00	0.00	(0.06)
03/31/2016	9.94	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)
03/31/2015	9.93	0.04	0.01	0.05	(0.04)	0.00	0.00	(0.04)
03/31/2014	9.98	0.04	(0.05)	(0.01)	(0.04)	0.00	0.00	(0.04)

PIMCO High Yield Municipal Bond Fund
Institutional Class
04/01/2018 - 09/30/2018+	$8.98	$0.18	$0.06	$0.24	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2018	8.82	0.40	0.15	0.55	(0.39)	0.00	0.00	(0.39)
03/31/2017	8.96	0.37	(0.15)	0.22	(0.36)	0.00	0.00	(0.36)
03/31/2016	8.71	0.37	0.26	0.63	(0.38)	0.00	0.00	(0.38)
03/31/2015	8.34	0.39	0.37	0.76	(0.39)	0.00	0.00	(0.39)
03/31/2014	8.89	0.39	(0.56)	(0.17)	(0.38)	0.00	0.00	(0.38)
I-2
04/01/2018 - 09/30/2018+	8.98	0.18	0.06	0.24	(0.18)	0.00	0.00	(0.18)
03/31/2018	8.82	0.39	0.15	0.54	(0.38)	0.00	0.00	(0.38)
03/31/2017	8.96	0.36	(0.14)	0.22	(0.36)	0.00	0.00	(0.36)
03/31/2016	8.71	0.37	0.25	0.62	(0.37)	0.00	0.00	(0.37)
03/31/2015	8.34	0.39	0.37	0.76	(0.39)	0.00	0.00	(0.39)
03/31/2014	8.89	0.38	(0.56)	(0.18)	(0.37)	0.00	0.00	(0.37)
Class A
04/01/2018 - 09/30/2018+	8.98	0.17	0.06	0.23	(0.17)	0.00	0.00	(0.17)
03/31/2018	8.82	0.37	0.15	0.52	(0.36)	0.00	0.00	(0.36)
03/31/2017	8.96	0.34	(0.14)	0.20	(0.34)	0.00	0.00	(0.34)
03/31/2016	8.71	0.35	0.25	0.60	(0.35)	0.00	0.00	(0.35)
03/31/2015	8.34	0.36	0.38	0.74	(0.37)	0.00	0.00	(0.37)
03/31/2014	8.89	0.36	(0.56)	(0.20)	(0.35)	0.00	0.00	(0.35)
Class C
04/01/2018 - 09/30/2018+	8.98	0.14	0.06	0.20	(0.14)	0.00	0.00	(0.14)
03/31/2018	8.82	0.30	0.15	0.45	(0.29)	0.00	0.00	(0.29)
03/31/2017	8.96	0.28	(0.15)	0.13	(0.27)	0.00	0.00	(0.27)
03/31/2016	8.71	0.29	0.25	0.54	(0.29)	0.00	0.00	(0.29)
03/31/2015	8.34	0.30	0.37	0.67	(0.30)	0.00	0.00	(0.30)
03/31/2014	8.89	0.30	(0.56)	(0.26)	(0.29)	0.00	0.00	(0.29)

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.80	0.57%	$97,910	0.33	%*	0.33	%*	0.33	%*	0.33	%*	1.54	%*	35%
9.82	0.82	85,293	0.33		0.33		0.33		0.33		1.45		60
9.87	0.34	76,914	0.33		0.33		0.33		0.33		1.04		71
9.94	0.96	72,156	0.33		0.33		0.33		0.33		0.95		42
9.94	0.95	61,615	0.33		0.33		0.33		0.33		0.84		36
9.93	0.34	65,670	0.33		0.33		0.33		0.33		0.84		46

9.80	0.52	13,256	0.43	*	0.43	*	0.43	*	0.43	*	1.44	*	35
9.82	0.72	13,029	0.43		0.43		0.43		0.43		1.35		60
9.87	0.24	12,435	0.43		0.43		0.43		0.43		0.93		71
9.94	0.85	22,854	0.43		0.43		0.43		0.43		0.83		42
9.94	0.84	40,912	0.43		0.43		0.43		0.43		0.74		36
9.93	0.24	33,550	0.43		0.43		0.43		0.43		0.72		46

9.80	0.37	27,909	0.73	*	0.73	*	0.73	*	0.73	*	1.14	*	35
9.82	0.41	32,447	0.73		0.73		0.73		0.73		1.05		60
9.87	(0.06)	32,973	0.73		0.73		0.73		0.73		0.64		71
9.94	0.55	39,619	0.73		0.73		0.73		0.73		0.53		42
9.94	0.54	58,069	0.73		0.73		0.73		0.73		0.44		36
9.93	(0.06)	94,614	0.73		0.73		0.73		0.73		0.44		46

$9.04	2.74%	$536,030	0.67	%*	0.67	%*	0.55	%*	0.55	%*	4.07	%*	22%
8.98	6.28	356,911	0.61		0.61		0.55		0.55		4.42		72
8.82	2.52	256,810	0.58		0.58		0.55		0.55		4.06		124
8.96	7.47	313,824	0.56		0.56		0.55		0.55		4.27		58
8.71	9.32	86,028	0.55		0.55		0.55		0.55		4.55		32
8.34	(1.80)	82,640	0.55		0.55		0.55		0.55		4.62		50

9.04	2.69	193,798	0.77	*	0.77	*	0.65	*	0.65	*	3.97	*	22
8.98	6.17	145,344	0.71		0.71		0.65		0.65		4.32		72
8.82	2.42	106,553	0.68		0.68		0.65		0.65		3.98		124
8.96	7.36	114,366	0.66		0.66		0.65		0.65		4.26		58
8.71	9.22	74,736	0.65		0.65		0.65		0.65		4.50		32
8.34	(1.90)	42,744	0.65		0.65		0.65		0.65		4.54		50

9.04	2.59	542,441	0.97	*	0.97	*	0.85	*	0.85	*	3.77	*	22
8.98	5.96	425,741	0.91		0.91		0.85		0.85		4.12		72
8.82	2.21	254,421	0.88		0.88		0.85		0.85		3.82		124
8.96	7.15	204,636	0.86		0.86		0.85		0.85		4.05		58
8.71	9.00	136,007	0.85		0.85		0.85		0.85		4.24		32
8.34	(2.10)	150,780	0.85		0.85		0.85		0.85		4.33		50

9.04	2.20	85,638	1.72	*	1.72	*	1.60	*	1.60	*	3.03	*	22
8.98	5.17	78,881	1.66		1.66		1.60		1.60		3.37		72
8.82	1.45	87,189	1.63		1.63		1.60		1.60		3.06		124
8.96	6.35	89,274	1.61		1.61		1.60		1.60		3.32		58
8.71	8.19	74,076	1.60		1.60		1.60		1.60		3.51		32
8.34	(2.83)	62,454	1.60		1.60		1.60		1.60		3.58		50

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Municipal Bond Fund
Institutional Class
04/01/2018 - 09/30/2018+	$9.74	$0.18	$(0.04)	$0.14	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2018	9.63	0.36	0.10	0.46	(0.35)	0.00	0.00	(0.35)
03/31/2017	9.90	0.33	(0.27)	0.06	(0.33)	0.00	0.00	(0.33)
03/31/2016	9.78	0.35	0.12	0.47	(0.35)	0.00	0.00	(0.35)
03/31/2015	9.41	0.32	0.36	0.68	(0.31)	0.00	0.00	(0.31)
03/31/2014	9.71	0.32	(0.30)	0.02	(0.32)	0.00	0.00	(0.32)
I-2
04/01/2018 - 09/30/2018+	9.74	0.18	(0.04)	0.14	(0.18)	0.00	0.00	(0.18)
03/31/2018	9.63	0.35	0.10	0.45	(0.34)	0.00	0.00	(0.34)
03/31/2017	9.90	0.32	(0.27)	0.05	(0.32)	0.00	0.00	(0.32)
03/31/2016	9.78	0.34	0.12	0.46	(0.34)	0.00	0.00	(0.34)
03/31/2015	9.41	0.31	0.36	0.67	(0.30)	0.00	0.00	(0.30)
03/31/2014	9.71	0.31	(0.30)	0.01	(0.31)	0.00	0.00	(0.31)
Class A
04/01/2018 - 09/30/2018+	9.74	0.17	(0.04)	0.13	(0.17)	0.00	0.00	(0.17)
03/31/2018	9.63	0.33	0.10	0.43	(0.32)	0.00	0.00	(0.32)
03/31/2017	9.90	0.30	(0.27)	0.03	(0.30)	0.00	0.00	(0.30)
03/31/2016	9.78	0.32	0.12	0.44	(0.32)	0.00	0.00	(0.32)
03/31/2015	9.41	0.29	0.36	0.65	(0.28)	0.00	0.00	(0.28)
03/31/2014	9.71	0.29	(0.30)	(0.01)	(0.29)	0.00	0.00	(0.29)
Class C
04/01/2018 - 09/30/2018+	9.74	0.14	(0.04)	0.10	(0.14)	0.00	0.00	(0.14)
03/31/2018	9.63	0.28	0.10	0.38	(0.27)	0.00	0.00	(0.27)
03/31/2017	9.90	0.25	(0.27)	(0.02)	(0.25)	0.00	0.00	(0.25)
03/31/2016	9.78	0.27	0.12	0.39	(0.27)	0.00	0.00	(0.27)
03/31/2015	9.41	0.24	0.36	0.60	(0.23)	0.00	0.00	(0.23)
03/31/2014	9.71	0.24	(0.30)	(0.06)	(0.24)	0.00	0.00	(0.24)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class
04/01/2018 - 09/30/2018+	$10.39	$0.14	$(0.06)	$0.08	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2018	10.37	0.27	0.02	0.29	(0.27)	0.00	0.00	(0.27)
03/31/2017	10.63	0.24	(0.26)	(0.02)	(0.24)	0.00	0.00	(0.24)
03/31/2016	10.44	0.23	0.19	0.42	(0.23)	0.00	0.00	(0.23)
03/31/2015	10.15	0.23	0.28	0.51	(0.22)	0.00	0.00	(0.22)
03/31/2014	10.28	0.18	(0.14)	0.04	(0.17)	0.00	0.00	(0.17)
I-2
04/01/2018 - 09/30/2018+	10.39	0.13	(0.06)	0.07	(0.13)	0.00	0.00	(0.13)
03/31/2018	10.37	0.26	0.02	0.28	(0.26)	0.00	0.00	(0.26)
03/31/2017	10.63	0.23	(0.26)	(0.03)	(0.23)	0.00	0.00	(0.23)
03/31/2016	10.44	0.23	0.18	0.41	(0.22)	0.00	0.00	(0.22)
03/31/2015	10.15	0.22	0.28	0.50	(0.21)	0.00	0.00	(0.21)
03/31/2014	10.28	0.17	(0.14)	0.03	(0.16)	0.00	0.00	(0.16)
Class A
04/01/2018 - 09/30/2018+	10.39	0.12	(0.06)	0.06	(0.12)	0.00	0.00	(0.12)
03/31/2018	10.37	0.23	0.02	0.25	(0.23)	0.00	0.00	(0.23)
03/31/2017	10.63	0.21	(0.27)	(0.06)	(0.20)	0.00	0.00	(0.20)
03/31/2016	10.44	0.20	0.19	0.39	(0.20)	0.00	0.00	(0.20)
03/31/2015	10.15	0.19	0.28	0.47	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.28	0.15	(0.15)	0.00	(0.13)	0.00	0.00	(0.13)
Class C
04/01/2018 - 09/30/2018+	10.39	0.09	(0.06)	0.03	(0.09)	0.00	0.00	(0.09)
03/31/2018	10.37	0.18	0.02	0.20	(0.18)	0.00	0.00	(0.18)
03/31/2017	10.63	0.15	(0.26)	(0.11)	(0.15)	0.00	0.00	(0.15)
03/31/2016	10.44	0.15	0.19	0.34	(0.15)	0.00	0.00	(0.15)
03/31/2015	10.15	0.14	0.28	0.42	(0.13)	0.00	0.00	(0.13)
03/31/2014	10.28	0.10	(0.15)	(0.05)	(0.08)	0.00	0.00	(0.08)

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.70	1.46%	$210,071	0.55	%*	0.55	%*	0.44	%*	0.44	%*	3.79	%*	19%
9.74	4.80	192,741	0.48		0.48		0.44		0.44		3.71		64
9.63	0.55	155,155	0.48		0.48		0.44		0.44		3.33		131
9.90	4.90	168,010	0.45		0.45		0.44		0.44		3.61		85
9.78	7.28	122,139	0.44		0.44		0.44		0.44		3.26		17
9.41	0.28	102,867	0.44		0.44		0.44		0.44		3.44		74

9.70	1.41	155,620	0.65	*	0.65	*	0.54	*	0.54	*	3.68	*	19
9.74	4.70	143,000	0.58		0.58		0.54		0.54		3.60		64
9.63	0.45	121,413	0.58		0.58		0.54		0.54		3.23		131
9.90	4.79	124,575	0.55		0.55		0.54		0.54		3.50		85
9.78	7.17	121,977	0.54		0.54		0.54		0.54		3.17		17
9.41	0.18	78,818	0.54		0.54		0.54		0.54		3.33		74

9.70	1.30	297,117	0.86	*	0.86	*	0.75	*	0.75	*	3.47	*	19
9.74	4.48	293,311	0.79		0.79		0.75		0.75		3.39		64
9.63	0.24	252,762	0.79		0.79		0.75		0.75		3.02		131
9.90	4.57	267,799	0.76		0.76		0.75		0.75		3.28		85
9.78	6.95	217,655	0.75		0.75		0.75		0.75		2.95		17
9.41	(0.03)	226,945	0.75		0.75		0.75		0.75		3.13		74

9.70	1.05	76,102	1.36	*	1.36	*	1.25	*	1.25	*	2.97	*	19
9.74	3.96	83,990	1.29		1.29		1.25		1.25		2.89		64
9.63	(0.26)	109,216	1.29		1.29		1.25		1.25		2.52		131
9.90	4.05	121,156	1.26		1.26		1.25		1.25		2.79		85
9.78	6.42	108,766	1.25		1.25		1.25		1.25		2.45		17
9.41	(0.52)	105,386	1.25		1.25		1.25		1.25		2.64		74

$10.33	0.76%	$29,610	0.45	%*	0.45	%*	0.45	%*	0.45	%*	2.68	%*	12%
10.39	2.76	22,430	0.45		0.45		0.45		0.45		2.54		24
10.37	(0.19)	15,993	0.45		0.45		0.45		0.45		2.24		73
10.63	4.13	25,568	0.45		0.45		0.45		0.45		2.21		41
10.44	5.05	7,428	0.45		0.45		0.45		0.45		2.19		25
10.15	0.40	10,004	0.45		0.45		0.45		0.45		1.82		34

10.33	0.71	17,899	0.55	*	0.55	*	0.55	*	0.55	*	2.58	*	12
10.39	2.66	20,126	0.55		0.55		0.55		0.55		2.44		24
10.37	(0.29)	16,012	0.55		0.55		0.55		0.55		2.18		73
10.63	4.02	14,161	0.55		0.55		0.55		0.55		2.17		41
10.44	4.94	13,242	0.55		0.55		0.55		0.55		2.11		25
10.15	0.30	11,402	0.55		0.55		0.55		0.55		1.72		34

10.33	0.58	27,790	0.80	*	0.80	*	0.80	*	0.80	*	2.33	*	12
10.39	2.40	25,057	0.80		0.80		0.80		0.80		2.18		24
10.37	(0.54)	23,353	0.80		0.80		0.80		0.80		1.94		73
10.63	3.76	16,611	0.80		0.80		0.80		0.80		1.92		41
10.44	4.68	15,564	0.80		0.80		0.80		0.80		1.85		25
10.15	0.05	15,587	0.80		0.80		0.80		0.80		1.45		34

10.33	0.33	3,086	1.30	*	1.30	*	1.30	*	1.30	*	1.82	*	12
10.39	1.89	3,734	1.30		1.30		1.30		1.30		1.67		24
10.37	(1.04)	4,724	1.30		1.30		1.30		1.30		1.42		73
10.63	3.25	5,155	1.30		1.30		1.30		1.30		1.42		41
10.44	4.16	4,857	1.30		1.30		1.30		1.30		1.37		25
10.15	(0.45)	3,760	1.30		1.30		1.30		1.30		0.96		34

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO New York Municipal Bond Fund
Institutional Class
04/01/2018 - 09/30/2018+	$11.09	$0.19	$(0.07)	$0.12	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2018	11.13	0.37	(0.04)	0.33	(0.37)	0.00	0.00	(0.37)
03/31/2017	11.43	0.38	(0.30)	0.08	(0.38)	0.00	0.00	(0.38)
03/31/2016	11.40	0.41	0.03	0.44	(0.41)	0.00	0.00	(0.41)
03/31/2015	10.99	0.40	0.41	0.81	(0.40)	0.00	0.00	(0.40)
03/31/2014	11.36	0.39	(0.37)	0.02	(0.39)	0.00	0.00	(0.39)
I-2
04/01/2018 - 09/30/2018+	11.09	0.18	(0.06)	0.12	(0.18)	0.00	0.00	(0.18)
03/31/2018	11.13	0.36	(0.05)	0.31	(0.35)	0.00	0.00	(0.35)
03/31/2017	11.43	0.37	(0.30)	0.07	(0.37)	0.00	0.00	(0.37)
03/31/2016	11.40	0.40	0.03	0.43	(0.40)	0.00	0.00	(0.40)
03/31/2015	10.99	0.39	0.41	0.80	(0.39)	0.00	0.00	(0.39)
03/31/2014	11.36	0.38	(0.37)	0.01	(0.38)	0.00	0.00	(0.38)
Class A
04/01/2018 - 09/30/2018+	11.09	0.17	(0.06)	0.11	(0.17)	0.00	0.00	(0.17)
03/31/2018	11.13	0.34	(0.05)	0.29	(0.33)	0.00	0.00	(0.33)
03/31/2017	11.43	0.35	(0.31)	0.04	(0.34)	0.00	0.00	(0.34)
03/31/2016	11.40	0.37	0.03	0.40	(0.37)	0.00	0.00	(0.37)
03/31/2015	10.99	0.36	0.41	0.77	(0.36)	0.00	0.00	(0.36)
03/31/2014	11.36	0.35	(0.37)	(0.02)	(0.35)	0.00	0.00	(0.35)
Class C
04/01/2018 - 09/30/2018+	11.09	0.13	(0.07)	0.06	(0.12)	0.00	0.00	(0.12)
03/31/2018	11.13	0.25	(0.05)	0.20	(0.24)	0.00	0.00	(0.24)
03/31/2017	11.43	0.26	(0.30)	(0.04)	(0.26)	0.00	0.00	(0.26)
03/31/2016	11.40	0.28	0.04	0.32	(0.29)	0.00	0.00	(0.29)
03/31/2015	10.99	0.28	0.41	0.69	(0.28)	0.00	0.00	(0.28)
03/31/2014	11.36	0.27	(0.37)	(0.10)	(0.27)	0.00	0.00	(0.27)

PIMCO Short Duration Municipal Income Fund
Institutional Class
04/01/2018 - 09/30/2018+	$8.35	$0.08	$(0.02)	$0.06	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2018	8.40	0.14	(0.05)	0.09	(0.14)	0.00	0.00	(0.14)
03/31/2017	8.47	0.11	(0.07)	0.04	(0.11)	0.00	0.00	(0.11)
03/31/2016	8.49	0.11	(0.02)	0.09	(0.11)	0.00	0.00	(0.11)
03/31/2015	8.48	0.09	0.01	0.10	(0.09)	0.00	0.00	(0.09)
03/31/2014	8.50	0.06	(0.02)	0.04	(0.06)	0.00	0.00	(0.06)
I-2
04/01/2018 - 09/30/2018+	8.35	0.07	(0.02)	0.05	(0.07)	0.00	0.00	(0.07)
03/31/2018	8.40	0.14	(0.06)	0.08	(0.13)	0.00	0.00	(0.13)
03/31/2017	8.47	0.10	(0.07)	0.03	(0.10)	0.00	0.00	(0.10)
03/31/2016	8.49	0.10	(0.02)	0.08	(0.10)	0.00	0.00	(0.10)
03/31/2015	8.48	0.08	0.01	0.09	(0.08)	0.00	0.00	(0.08)
03/31/2014	8.50	0.05	(0.01)	0.04	(0.06)	0.00	0.00	(0.06)
Class A
04/01/2018 - 09/30/2018+	8.35	0.06	(0.02)	0.04	(0.06)	0.00	0.00	(0.06)
03/31/2018	8.40	0.11	(0.06)	0.05	(0.10)	0.00	0.00	(0.10)
03/31/2017	8.47	0.07	(0.06)	0.01	(0.08)	0.00	0.00	(0.08)
03/31/2016	8.49	0.07	(0.02)	0.05	(0.07)	0.00	0.00	(0.07)
03/31/2015	8.48	0.05	0.02	0.07	(0.06)	0.00	0.00	(0.06)
03/31/2014	8.50	0.03	(0.02)	0.01	(0.03)	0.00	0.00	(0.03)

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.03	1.11%	$75,092	0.535	%*	0.535	%*	0.445	%*	0.445	%*	3.36	%*	9%
11.09	2.93	58,949	0.485		0.485		0.445		0.445		3.33		25
11.13	0.70	50,082	0.455		0.455		0.445		0.445		3.34		63
11.43	3.94	56,393	0.445		0.445		0.445		0.445		3.61		36
11.40	7.44	57,482	0.445		0.445		0.445		0.445		3.52		10
10.99	0.25	62,473	0.445		0.445		0.445		0.445		3.57		23

11.03	1.06	16,362	0.635	*	0.635	*	0.545	*	0.545	*	3.26	*	9
11.09	2.83	13,426	0.585		0.585		0.545		0.545		3.22		25
11.13	0.59	11,896	0.555		0.555		0.545		0.545		3.26		63
11.43	3.84	9,664	0.545		0.545		0.545		0.545		3.50		36
11.40	7.33	8,804	0.545		0.545		0.545		0.545		3.43		10
10.99	0.15	4,165	0.545		0.545		0.545		0.545		3.46		23

11.03	0.95	163,443	0.865	*	0.865	*	0.775	*	0.775	*	3.03	*	9
11.09	2.59	141,421	0.815		0.815		0.775		0.775		3.00		25
11.13	0.36	95,676	0.785		0.785		0.775		0.775		3.03		63
11.43	3.60	70,983	0.775		0.775		0.775		0.775		3.26		36
11.40	7.09	48,613	0.775		0.775		0.775		0.775		3.19		10
10.99	(0.08)	46,544	0.775		0.775		0.775		0.775		3.24		23

11.03	0.57	16,900	1.615	*	1.615	*	1.525	*	1.525	*	2.27	*	9
11.09	1.83	16,880	1.565		1.565		1.525		1.525		2.24		25
11.13	(0.39)	18,201	1.535		1.535		1.525		1.525		2.28		63
11.43	2.83	14,411	1.525		1.525		1.525		1.525		2.52		36
11.40	6.29	12,149	1.525		1.525		1.525		1.525		2.44		10
10.99	(0.82)	9,972	1.525		1.525		1.525		1.525		2.50		23

$8.33	0.70%	$78,814	0.33	%*	0.33	%*	0.33	%*	0.33	%*	1.87	%*	37%
8.35	1.03	66,613	0.33		0.33		0.33		0.33		1.71		50
8.40	0.47	54,794	0.33		0.33		0.33		0.33		1.29		70
8.47	1.04	61,691	0.33		0.33		0.33		0.33		1.27		31
8.49	1.20	54,022	0.33		0.33		0.33		0.33		1.05		28
8.48	0.52	82,662	0.33		0.33		0.33		0.33		0.75		40

8.33	0.65	18,614	0.43	*	0.43	*	0.43	*	0.43	*	1.77	*	37
8.35	0.93	21,810	0.43		0.43		0.43		0.43		1.62		50
8.40	0.37	31,141	0.43		0.43		0.43		0.43		1.16		70
8.47	0.94	67,777	0.43		0.43		0.43		0.43		1.16		31
8.49	1.10	28,737	0.43		0.43		0.43		0.43		0.97		28
8.48	0.42	26,354	0.43		0.43		0.43		0.43		0.64		40

8.33	0.50	80,605	0.73	*	0.73	*	0.73	*	0.73	*	1.47	*	37
8.35	0.63	83,432	0.73		0.73		0.73		0.73		1.31		50
8.40	0.06	88,712	0.73		0.73		0.73		0.73		0.88		70
8.47	0.64	102,229	0.73		0.73		0.73		0.73		0.87		31
8.49	0.79	107,841	0.73		0.73		0.73		0.73		0.65		28
8.48	0.12	166,259	0.73		0.73		0.73		0.73		0.35		40

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short Duration Municipal Income Fund (Cont.)
Class C
04/01/2018 - 09/30/2018+	$8.35	$0.05	$(0.02)	$0.03	$(0.05)	$0.00	$0.00	$(0.05)
03/31/2018	8.40	0.08	(0.05)	0.03	(0.08)	0.00	0.00	(0.08)
03/31/2017	8.47	0.05	(0.07)	(0.02)	(0.05)	0.00	0.00	(0.05)
03/31/2016	8.49	0.05	(0.02)	0.03	(0.05)	0.00	0.00	(0.05)
03/31/2015	8.48	0.03	0.01	0.04	(0.03)	0.00	0.00	(0.03)
03/31/2014	8.50	0.01	(0.02)	(0.01)	(0.01)	0.00	0.00	(0.01)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.33	0.35%	$7,608	1.03	%*	1.03	%*	1.03	%*	1.03	%*	1.17	%*	37%
8.35	0.33	8,043	1.03		1.03		1.03		1.03		1.00		50
8.40	(0.24)	11,801	1.03		1.03		1.03		1.03		0.59		70
8.47	0.34	14,882	1.03		1.03		1.03		1.03		0.58		31
8.49	0.49	14,717	1.03		1.03		1.03		1.03		0.37		28
8.48	(0.16)	17,351	1.00		1.03		1.00		1.03		0.08		40

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	27

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Assets:
Investments, at value
Investments in securities*	$122,604	$22,194	$137,422	$1,296,456
Investments in Affiliates	6,656	2,955	3,978	128,612
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	74
Cash	1	1	1	0
Deposits with counterparty	0	45	0	2,017
Receivable for investments sold	177	0	0	37,324
Receivable for Fund shares sold	11	0	117	2,975
Interest and/or dividends receivable	1,432	234	1,064	15,769
Dividends receivable from Affiliates	13	4	11	173
Other assets	0	4	0	3
Total Assets	130,894	25,437	142,593	1,483,403

Liabilities:
Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$0	$612	$0	$67,661
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	22
Payable for investments purchased	0	0	3,379	54,185
Payable for investments in Affiliates purchased	13	4	11	173
Payable for Fund shares redeemed	70	13	82	2,132
Distributions payable	59	0	4	547
Accrued investment advisory fees	22	4	18	302
Accrued supervisory and administrative fees	26	6	19	290
Accrued distribution fees	4	1	0	47
Accrued servicing fees	10	3	5	115
Other liabilities	0	0	0	22
Total Liabilities	204	643	3,518	125,496

Net Assets	$130,690	$24,794	$139,075	$1,357,907

Net Assets Consist of:
Paid in capital	$130,124	$24,762	$144,071	$1,322,161
Undistributed (overdistributed) net investment income	293	7	227	1,669
Accumulated undistributed net realized gain (loss)	(2,421)	(108)	(4,886)	37
Net unrealized appreciation (depreciation)	2,694	133	(337)	34,040

Net Assets	$130,690	$24,794	$139,075	$1,357,907

Cost of investments in securities	$119,911	$22,076	$137,759	$1,265,149
Cost of investments in Affiliates	$6,655	$2,954	$3,977	$128,581

* Includes repurchase agreements of:	$521	$232	$576	$2,554

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$723,934	$74,442	$252,897	$185,907
57,514	4,817	25,546	3,152

11	0	28	0
0	1	1	1
966	0	664	0
8,581	0	2,253	0
627	132	908	300
9,065	784	3,197	1,439
86	8	40	7
6	0	0	0
800,790	80,184	285,534	190,806

$38,029	$0	$11,317	$0

13	0	3	0
21,600	1,680	1,872	4,408
86	8	40	7
1,518	74	347	669
256	1	16	5
109	12	45	25
160	17	55	32
29	1	9	2
70	6	33	17
10	0	0	0
61,880	1,799	13,737	5,165

$738,910	$78,385	$271,797	$185,641

$721,052	$78,627	$268,558	$194,081
3,492	(2)	91	572
(15,785)	(1,306)	(1,022)	(8,651)
30,151	1,066	4,170	(361)

$738,910	$78,385	$271,797	$185,641

$694,498	$73,378	$249,526	$186,270
$57,507	$4,815	$25,543	$3,152

$609	$530	$610	$582

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	29

Statements of Assets and Liabilities (Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Net Assets:
Institutional Class	$57,162	$4,679	$97,910	$536,030
I-2	18,414	656	13,256	193,798
Class A	46,402	17,450	27,909	542,441
Class C	8,712	2,009	N/A	85,638

Shares Issued and Outstanding:
Institutional Class	5,967	442	9,990	59,286
I-2	1,922	62	1,353	21,435
Class A	4,843	1,648	2,848	59,994
Class C	909	190	N/A	9,472

Net Asset Value Per Share Outstanding:
Institutional Class	$9.58	$10.59	$9.80	$9.04
I-2	9.58	10.59	9.80	9.04
Class A	9.58	10.59	9.80	9.04
Class C	9.58	10.59	N/A	9.04

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$210,071	$29,610	$75,092	$78,814
155,620	17,899	16,362	18,614
297,117	27,790	163,443	80,605
76,102	3,086	16,900	7,608

21,657	2,866	6,805	9,464
16,043	1,732	1,483	2,235
30,630	2,689	14,812	9,678
7,845	299	1,532	914

$9.70	$10.33	$11.03	$8.33
9.70	10.33	11.03	8.33
9.70	10.33	11.03	8.33
9.70	10.33	11.03	8.33

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	31

Statements of Operations

Six Months Ended September 30, 2018 (Unaudited)
(Amounts in thousands†)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Investment Income:
Interest	$1,990	$331	$1,158	$27,125
Dividends from Investments in Affiliates	70	21	84	994
Total Income	2,060	352	1,242	28,119

Expenses:
Investment advisory fees	152	21	119	1,777
Supervisory and administrative fees	183	31	129	1,710
Distribution fees - Class C	34	7	0	307
Servicing fees - Class A	62	15	38	596
Servicing fees - Class C	11	3	0	102
Trustee fees	0	0	0	2
Interest expense	0	6	0	707
Total Expenses	442	83	286	5,201

Net Investment Income (Loss)	1,618	269	956	22,918

Net Realized Gain (Loss):
Investments in securities	(59)	86	(252)	3,203
Investments in Affiliates	2	1	2	5
Exchange-traded or centrally cleared financial derivative instruments	0	(7)	0	(424)
Over the counter financial derivative instruments	69	6	103	406

Net Realized Gain (Loss)	12	86	(147)	3,190

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(750)	(205)	(19)	(1,412)
Investments in Affiliates	1	0	1	29
Exchange-traded or centrally cleared financial derivative instruments	0	14	0	3,905
Over the counter financial derivative instruments	(68)	(7)	(102)	(398)

Net Change in Unrealized Appreciation (Depreciation)	(817)	(198)	(120)	2,124

Net Increase (Decrease) in Net Assets Resulting from Operations	$813	$157	$689	$28,232

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$15,330	$1,129	$4,670	$1,968
448	66	218	82
15,778	1,195	4,888	2,050

728	84	282	168
1,062	113	350	218
203	9	63	12
368	34	188	105
101	4	21	10
1	0	1	0
391	0	119	0
2,854	244	1,024	513

12,924	951	3,864	1,537

2,596	23	1,066	(298)
10	2	5	4
167	0	(158)	0
348	29	97	182

3,121	54	1,010	(112)

(6,863)	(416)	(3,512)	(260)
11	1	3	(1)
975	0	1,101	0
(338)	(30)	(91)	(179)

(6,215)	(445)	(2,499)	(440)

$9,830	$560	$2,375	$985

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	33

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund			PIMCO California Municipal Bond Fund			PIMCO California Short Duration Municipal Income Fund			PIMCO High Yield Municipal Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018		Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018		Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018		Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$1,618	$3,184		$269	$380		$956	$1,752		$22,918	$38,398
Net realized gain (loss)	12	116		86	85		(147)	(297)		3,190	7,088
Net change in unrealized appreciation (depreciation)	(817)	(1,105)		(198)	(24)		(120)	(570)		2,124	4,883

Net Increase (Decrease) in Net Assets Resulting from Operations	813	2,195		157	441		689	885		28,232	50,369

Distributions to Shareholders:
From net investment income
Institutional Class	(740)	(1,169)		(78)	(111)		(696)	(1,084)		(9,183)	(15,041)
I-2	(252)	(767)		(12)	(20)		(92)	(157)		(3,546)	(5,246)
Class D	0	(67	)(a)	0	(24	)(a)	0	(23	)(a)	0	(1,724	)(a)
Class A	(561)	(1,037)		(158)	(177)		(172)	(318)		(9,037)	(12,680)
Class C	(68)	(147)		(18)	(37)		0	(4	)(b)	(1,246)	(2,655)

Total Distributions(c)	(1,621)	(3,187)		(266)	(369)		(960)	(1,586)		(23,012)	(37,346)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(15,059)	18,443		9,144	2,740		8,577	4,154		345,810	253,492

Total Increase (Decrease) in Net Assets	(15,867)	17,451		9,035	2,812		8,306	3,453		351,030	266,515

Net Assets:
Beginning of period	146,557	129,106		15,759	12,947		130,769	127,316		1,006,877	740,362
End of period*	$130,690	$146,557		$24,794	$15,759		$139,075	$130,769		$1,357,907	$1,006,877

* Including undistributed (overdistributed) net investment income of:	$293	$296		$7	$4		$227	$231		$1,669	$1,763

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares converted into Class A Shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)	Class C Shares liquidated at the close of business on July 28, 2017.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund			PIMCO National Intermediate Municipal Bond Fund			PIMCO New York Municipal Bond Fund			PIMCO Short Duration Municipal Income Fund

Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018		Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018		Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018		Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

$12,924	$23,354		$951	$1,510		$3,864	$6,392		$1,537	$2,724
3,121	6,078		54	(34)		1,010	861		(112)	(423)
(6,215)	(857)		(445)	35		(2,499)	(2,231)		(440)	(595)

9,830	28,575		560	1,511		2,375	5,022		985	1,706

(3,786)	(6,011)		(362)	(456)		(1,137)	(1,766)		(706)	(944)
(2,738)	(4,723)		(246)	(445)		(238)	(437)		(178)	(461)
0	(325	)(a)	0	(33	)(a)	0	(338	)(a)	0	(16	)(a)
(5,039)	(8,907)		(313)	(510)		(2,250)	(3,336)		(619)	(1,062)
(1,182)	(2,473)		(33)	(68)		(188)	(378)		(46)	(82)

(12,745)	(22,439)		(954)	(1,512)		(3,813)	(6,255)		(1,549)	(2,565)

28,783	57,759		7,432	9,207		42,559	44,357		6,307	(7,921)

25,868	63,895		7,038	9,206		41,121	43,124		5,743	(8,780)

713,042	649,147		71,347	62,141		230,676	187,552		179,898	188,678
$738,910	$713,042		$78,385	$71,347		$271,797	$230,676		$185,641	$179,898

$3,492	$3,313		$(2)	$1		$91	$40		$572	$584

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	35

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.8%

MUNICIPAL BONDS & NOTES 93.4%

CALIFORNIA 91.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	$500	$508
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,665
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2022	520	574
California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,717
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 12/01/2030	1,050	1,225
California Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 12/01/2028	375	442
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 11/15/2030	500	580
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,000	2,431
5.000% due 11/15/2030	2,180	2,550
5.000% due 11/15/2031	3,000	3,538
5.000% due 08/15/2032	350	397
5.000% due 08/15/2033	600	677
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	250
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017
2.220% (0.7*US0001M + 0.650%) due 12/01/2050 ~	1,250	1,253
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2029	1,300	1,479
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2026	1,000	1,047
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	999
California Public Finance Authority Revenue Notes, Series 2017
5.000% due 07/01/2027	750	796
California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	280	307
California School Finance Authority Revenue Notes, Series 2016
5.000% due 06/01/2026	500	532
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,755
5.000% due 11/01/2019	500	517
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,265
California State University Revenue Bonds, Series 2017
5.000% due 11/01/2028	1,500	1,798
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
5.000% due 08/15/2030	695	800
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	1,000	994
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	$1,500	$1,664
5.000% due 12/01/2031	1,000	1,096
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2030	600	704
5.000% due 03/01/2031	200	233
5.000% due 08/01/2031	425	494
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018
3.000% due 07/01/2027	1,500	1,513
California Statewide Communities Development Authority Revenue Notes, Series 2010
5.000% due 11/01/2020	555	588
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 08/01/2028	250	294
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	1,996
Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 08/01/2030	1,000	1,177
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,394
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016
5.000% due 07/01/2029	1,250	1,470
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	125	125
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,500	2,831
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2033	750	850
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2026	500	583
Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,495	1,763
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,847
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	875
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,004
5.250% due 11/15/2019	500	516
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,264
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016
5.000% due 06/01/2028	1,500	1,784
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,108
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	260
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	663

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Department of Airports, California Revenue Notes, Series 2017
5.000% due 05/15/2027	$1,000	$1,150
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,427
Northern California Gas Authority, Revenue Bonds, Series 2007
2.286% due 07/01/2027 ~	1,860	1,820
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,103
Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2029	1,000	1,166
Orange County, California Community Facilities District Special Tax Bonds, Series 2016
5.000% due 08/15/2027	1,600	1,805
Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2025	920	1,032
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	882
5.000% due 08/01/2024	1,450	1,666
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,010
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	903
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,151
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,123
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,155
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	4,000	4,341
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,652
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	285	313
5.000% due 09/01/2031	295	323
5.000% due 09/01/2032	485	528
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,227
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,151
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016
5.000% due 05/15/2028	1,875	2,218
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	54
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,020
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,066
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,002

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	$1,800	$2,071
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2029 (a)	1,715	1,226
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,047
Santa Monica Community College District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2031	500	598
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,386
5.000% due 03/01/2026	50	55
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	549
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	911
5.000% due 09/01/2029	300	337
Tustin Community Facilities District, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	690	802
University of California Revenue Bonds, Series 2018
5.000% due 05/15/2030	1,500	1,793
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,188

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	$1,000	$1,086
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,178

		120,010

GUAM 1.1%
Guam Power Authority Revenue Notes, Series 2017
5.000% due 10/01/2027	1,230	1,396

PUERTO RICO 0.5%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.086% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	677

Total Municipal Bonds & Notes (Cost $119,390)		122,083

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (b) 0.4%
		521

Total Short-Term Instruments (Cost $521)		521

Total Investments in Securities (Cost $119,911)		122,604

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.1%

SHORT-TERM INSTRUMENTS 5.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	673,218	$6,656

Total Short-Term Instruments (Cost $6,655)		6,656

Total Investments in Affiliates (Cost $6,655)		6,656

Total Investments 98.9% (Cost $126,566)		$129,260

Other Assets and Liabilities, net 1.1%		1,430

Net Assets 100.0%		$130,690

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$521	U.S. Treasury Notes 2.750% due 07/31/2023	$(532)	$521	$521

Total Repurchase Agreements						$(532)	$521	$521

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$521	$0	$0	$521	$(532)	$(11)

Total Borrowings and Other Financing Transactions	$521	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	37

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)

September 30, 2018 (Unaudited)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$69	$69

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$(68)	$(68)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$120,010	$0	$120,010
Guam	0	1,396	0	1,396
Puerto Rico	0	677	0	677
Short-Term Instruments
Repurchase Agreements	0	521	0	521

	$0	$122,604	$0	$122,604

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,656	$0	$0	$6,656

Total Investments	$6,656	$122,604	$0	$129,260

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Bond Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.5%

MUNICIPAL BONDS & NOTES 88.6%

CALIFORNIA 88.1%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2034	$135	$148
5.000% due 09/01/2042	145	158
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	102
4.000% due 04/01/2047	300	307
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	250	45
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	300	332
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	103
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	200	215
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	219
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	102
5.000% due 11/15/2046 (c)	250	279
5.000% due 11/15/2046	100	111
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 08/15/2034	215	222
4.000% due 11/01/2051	125	126
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
1.941% due 08/01/2047 ~	250	250
California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 02/01/2047	100	109
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	345
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	250	252
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	130	138
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (c)	260	262
5.000% due 07/01/2047	250	257
5.000% due 08/01/2047	150	168
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	254
5.000% due 06/01/2046	300	307
California State General Obligation Bonds, Series 2016
2.240% (0.7*US0001M + 0.760%) due 12/01/2031 ~	250	252
4.000% due 09/01/2046	450	468
5.000% due 09/01/2031	1,250	1,451
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	310
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	253
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	250	248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	$225	$241
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2031	350	384
5.000% due 06/01/2046	100	107
California Statewide Communities Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2029	170	194
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	150	151
5.000% due 12/01/2053	100	111
5.000% due 12/01/2057	100	111
5.500% due 12/01/2058	150	162
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	211
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	109
Escondido Union School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047	200	206
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016
4.000% due 04/01/2041	100	102
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2031	250	283
5.000% due 06/01/2047	250	256
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	112
5.000% due 06/01/2026	200	227
5.000% due 06/01/2027	250	285
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2018
5.000% due 06/01/2022	200	221
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017
0.000% due 08/01/2031 (a)	500	318
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	133
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041	150	154
Irvine Unified School District, California Special Tax Bonds, Series 2017
5.000% due 09/01/2037	265	292
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	109
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	160	173
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	143
Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2037	200	210
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	210
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	250	275
Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2044	200	222

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	$200	$218
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	111
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	276
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	61
7.000% due 11/01/2034	200	279
Metropolitan Water District of Southern California Revenue Bonds, Series 2000
1.290% due 07/01/2035	300	300
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (a)	250	231
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2031	150	180
Napa Valley Community College District, California General Obligation Bonds, Series 2018
0.000% due 08/01/2032 (b)	250	242
Norris School District, California General Obligation Bonds, Series 2012
0.000% due 11/01/2040 (b)	250	236
Northern California Gas Authority, Revenue Bonds, Series 2007
2.286% due 07/01/2027 ~	400	391
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	136
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	271
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	200	225
5.000% due 10/01/2047 (c)	100	112
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	110
Sacramento County, California Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2038	250	287
Sacramento, California Water Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	146
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	200	224
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	223
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (a)	550	305
4.000% due 07/01/2047	400	412
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	30	32
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
5.000% due 05/01/2048	500	564
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
2.125% due 10/01/2048	250	249
4.000% due 10/01/2043	250	257

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	39

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016
5.000% due 08/01/2027	$105	$122
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	271
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2036	170	177
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	230
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041	200	206
Temple City Unified School District, California General Obligation Bonds, Series 2013
0.000% due 08/01/2036 (b)	200	190
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	107
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	200	205
5.000% due 05/15/2033	225	258

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of California Revenue Bonds, Series 2018
5.000% due 05/15/2058	$100	$113
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	250	247
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	136

		21,845

PUERTO RICO 0.5%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.086% (0.67*US0003M + 0.520%) due 07/01/2029 ~	125	117

Total Municipal Bonds & Notes (Cost $21,844)		21,962

SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS (d) 0.9%
		232

Total Short-Term Instruments (Cost $232)		232

Total Investments in Securities (Cost $22,076)		22,194

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 11.9%

SHORT-TERM INSTRUMENTS 11.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.9%
PIMCO Short-Term Floating NAV Portfolio III	298,827	$2,955

Total Short-Term Instruments (Cost $2,954)		2,955

Total Investments in Affiliates (Cost $2,954)		2,955

Total Investments 101.4% (Cost $25,030)		$25,149

Other Assets and Liabilities, net (1.4)%		(355)

Net Assets 100.0%		$24,794

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.
(b)	Security becomes interest bearing at a future date.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$232	U.S. Treasury Notes 2.750% due 07/31/2023	$(239)	$232	$232

Total Repurchase Agreements						$(239)	$232	$232

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$232	$0	$0	$232	$(239)	$(7)

Total Borrowings and Other Financing Transactions	$232	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond December Futures	12/2018	3	$(422)	$13	$0	$0

Total Futures Contracts				$13	$0	$0

Cash of $45 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(7)	$(7)

Over the counter
Swap Agreements	$0	$0	$0	$0	$6	$6

	$0	$0	$0	$0	$(1)	$(1)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14

Over the counter
Swap Agreements	$0	$0	$0	$0	$(7)	$(7)

	$0	$0	$0	$0	$7	$7

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$21,845	$0	$21,845
Puerto Rico	0	117	0	117
Short-Term Instruments
Repurchase Agreements	0	232	0	232

	$0	$22,194	$0	$22,194

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,955	$0	$0	$2,955

Total Investments	$2,955	$22,194	$0	$25,149

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	41

Schedule of Investments PIMCO California Short Duration Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.8%

MUNICIPAL BONDS & NOTES 95.7%

CALIFORNIA 94.9%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2021	$2,000	$2,179
Alameda County, California Transportation Commission Revenue Notes, Series 2014
5.000% due 03/01/2021	1,250	1,345
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.260% (MUNIPSA + 0.700%) due 04/01/2047 ~	5,000	5,013
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.875% due 04/01/2047	1,000	1,000
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2019	455	467
5.000% due 08/01/2020	475	503
California Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 12/01/2024	450	513
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 07/01/2034	1,415	1,573
California Health Facilities Financing Authority Revenue Bonds, Series 2010
1.270% due 10/01/2040	2,500	2,500
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2032	1,500	1,675
California Health Facilities Financing Authority Revenue Notes, Series 2015
5.000% due 11/15/2023	600	683
California Health Facilities Financing Authority Revenue Notes, Series 2017
5.000% due 11/15/2024	1,000	1,165
California Health Facilities Financing Authority Revenue Notes, Series 2018
5.000% due 11/15/2023	1,000	1,139
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
2.079% (0.7*US0001M + 0.500%) due 10/01/2047 ~	4,750	4,752
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015
2.520% (0.7*US0001M + 0.950%) due 11/01/2045 ~	5,000	5,035
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017
2.220% (0.7*US0001M + 0.650%) due 12/01/2050 ~	2,500	2,506
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
1.941% due 08/01/2047 ~	2,250	2,252
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	354
California Municipal Finance Authority Revenue Bonds, Series 2008
1.550% due 02/01/2019	1,025	1,024
California Municipal Finance Authority Revenue Bonds, Series 2010
1.650% due 09/01/2021	3,750	3,750
California Municipal Finance Authority Revenue Bonds, Series 2015
1.910% (MUNIPSA + 0.350%) due 10/01/2045 ~	2,500	2,503
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2021	665	679

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Department of Water Resources Revenue Bonds, Series 2014
1.930% (MUNIPSA + 0.370%) due 12/01/2035 ~	$3,000	$3,016
California State General Obligation Bonds, Series 2013
1.940% (MUNIPSA + 0.380%) due 12/01/2027 ~	1,450	1,454
2.307% (0.7*US0001M + 0.830%) due 12/01/2029 ~	2,750	2,751
California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	80	82
California State University Revenue Notes, Series 2017
5.000% due 11/01/2022	1,900	2,133
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	2,130	2,117
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018
3.000% due 07/01/2025	1,500	1,518
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	2,145	2,179
California Statewide Communities Development Authority Revenue Notes, Series 2012
5.000% due 05/15/2020	675	705
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2020	250	263
California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2021	365	389
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 07/01/2020	300	315
5.000% due 07/01/2021	300	323
5.000% due 07/01/2022	300	329
5.000% due 07/01/2023	300	335
5.000% due 07/01/2024	300	339
5.000% due 08/01/2024	150	171
5.000% due 03/01/2025	410	475
5.000% due 08/01/2025	250	289
Coast Community College District, California General Obligation Notes, Series 2013
5.000% due 08/01/2021	1,250	1,360
Contra Costa Transportation Authority, California Revenue Bonds, Series 2018
1.702% due 03/01/2034 ~	3,000	2,996
Eastern Municipal Water District, California Revenue Bonds, Series 2018
1.810% due 07/01/2046 ~	2,000	2,000
Eastern Municipal Water District, California Revenue Notes, Series 2016
5.000% due 07/01/2022	1,000	1,114
Fairfield Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	1,936
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2018
5.000% due 05/01/2021	1,000	1,076
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2021	3,500	3,770
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2022	350	384
Irvine Ranch Water District, California Special Assessment Bonds, Series 2011
1.550% (MUNIPSA + 0.010%) due 10/01/2037 ~	2,500	2,500
Irvine Unified School District, California Special Tax Notes, Series 2017
3.000% due 09/01/2022	150	153
4.000% due 09/01/2022	1,165	1,230
5.000% due 09/01/2022	1,625	1,776

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
5.000% due 09/01/2019	$475	$488
5.000% due 09/01/2020	810	855
Long Beach Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 05/01/2023 (b)	100	89
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	127
Long Beach, California Harbor Revenue Notes, Series 2018
5.000% due 12/15/2020 (a)	2,000	2,128
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2022	335	373
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2016
5.000% due 06/01/2022	2,250	2,502
Los Angeles Department of Airports, California Revenue Notes, Series 2015
5.000% due 05/15/2021	860	929
Los Angeles Unified School District, California General Obligation Notes, Series 2014
5.000% due 07/01/2020	280	295
Los Angeles, California Revenue Notes, Series 2018
4.000% due 06/27/2019	2,500	2,541
4.000% due 06/28/2019	2,750	2,794
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	230
M-S-R Public Power Agency, California Revenue Notes, Series 2018
4.000% due 07/01/2019	2,725	2,770
Metropolitan Water District of Southern California Revenue Bonds, Series 2018
1.380% due 07/01/2037	2,500	2,500
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (b)	1,500	1,387
Northern California Power Agency Revenue Notes, Series 2018
5.000% due 07/01/2019	1,000	1,025
Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018
5.000% due 11/01/2022	1,000	1,113
5.000% due 11/01/2023	1,000	1,135
Orange County, California Community Facilities District Special Tax Notes, Series 2016
4.000% due 08/15/2019	275	279
4.000% due 08/15/2020	540	557
4.000% due 08/15/2021	510	532
5.000% due 08/15/2022	640	695
5.000% due 08/15/2023	930	1,022
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019	2,800	2,876
5.000% due 06/15/2020	2,680	2,825
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	2,250	2,310
Roseville Natural Gas Financing Authority, California Revenue Bonds, Series 2007
5.000% due 02/15/2021	175	185
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016
5.000% due 10/01/2023	500	573
Sacramento County, California Airport System Revenue Notes, Series 2018
5.000% due 07/01/2021	2,000	2,169
Sacramento Municipal Utility District, California Revenue Notes, Series 2017
5.000% due 08/15/2023	1,000	1,145

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
2.125% due 10/01/2048	$2,500	$2,490
San Francisco, California City & County Revenue Bonds, Series 2017
1.360% due 07/01/2057	1,000	1,000
South Orange County, California Public Financing Authority Special Tax Notes, Series 2018
5.000% due 08/15/2022	575	637
5.000% due 08/15/2023	600	677
Southern California Public Power Authority Revenue Bonds, Series 2018
1.810% (MUNIPSA + 0.250%) due 07/01/2040 ~	2,500	2,497
Southern California Public Power Authority Revenue Notes, Series 2017
5.000% due 07/01/2023	1,000	1,137
Tustin Community Facilities District, California Special Tax Notes, Series 2015
3.000% due 09/01/2019	500	503
University of California Revenue Notes, Series 2015
5.000% due 05/15/2022	1,250	1,388
University of California Revenue Notes, Series 2018
4.000% due 05/15/2024	1,000	1,107

		131,973

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GUAM 0.8%
Guam Power Authority Revenue Notes, Series 2017
5.000% due 10/01/2023	$1,000	$1,095

Total Municipal Bonds & Notes (Cost $133,402)		133,068

SHORT-TERM INSTRUMENTS 3.1%

COMMERCIAL PAPER 1.4%
Los Angeles Wastewater
0.000% due 10/10/2018	2,000	1,999

REPURCHASE AGREEMENTS (c) 0.4%
		576

SHORT-TERM NOTES 1.3%
Riverside County, California Revenue Notes, Series 2018
4.000% due 06/28/2019	1,750	1,779

Total Short-Term Instruments (Cost $4,357)		4,354

Total Investments in Securities (Cost $137,759)		137,422

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.9%

SHORT-TERM INSTRUMENTS 2.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III	402,329	$3,978

Total Short-Term Instruments (Cost $3,977)		3,978

Total Investments in Affiliates (Cost $3,977)		3,978

Total Investments 101.7% (Cost $141,736)		$141,400

Other Assets and Liabilities, net (1.7)%		(2,325)

Net Assets 100.0%		$139,075

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$576	U.S. Treasury Notes 1.250% due 07/31/2023	$(588)	$576	$576

Total Repurchase Agreements						$(588)	$576	$576

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$576	$0	$0	$576	$(588)	$(12)

Total Borrowings and Other Financing Transactions	$576	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	43

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

September 30, 2018 (Unaudited)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$103	$103

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$(102)	$(102)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$131,973	$0	$131,973
Guam	0	1,095	0	1,095
Short-Term Instruments
Commercial Paper	0	1,999	0	1,999
Repurchase Agreements	0	576	0	576
Short-Term Notes	0	1,779	0	1,779

	$0	$137,422	$0	$137,422

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,978	$0	$0	$3,978

Total Investments	$3,978	$137,422	$0	$141,400

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO High Yield Municipal Bond Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.5%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%
Illinois Receivable Financing Trust
9.800% due 04/01/2021	$568	$568
Illinois Receivables Trust
8.250% due 07/01/2019 «	794	793

Total Corporate Bonds & Notes (Cost $1,361)		1,361

MUNICIPAL BONDS & NOTES 95.1%

ALABAMA 2.5%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	867
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	4,300	4,525
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (e)	9,675	8,274
6.500% due 10/01/2053	8,750	10,241
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	5,100	5,962
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
2.362% due 06/01/2049 ~	2,000	1,992
4.000% due 06/01/2049	2,000	2,105

		33,966

ALASKA 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(b)	1,400	94
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046	4,010	4,010

		4,104

ARIZONA 1.5%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005
2.400% due 12/01/2035	6,000	5,964
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,030
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	2,500	2,510
6.000% due 01/01/2048	6,000	6,069
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2047	4,150	4,169

		20,742

CALIFORNIA 10.2%
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	29,695	4,793
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	5,000	5,516
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,547

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (f)	$30,430	$33,941
California Health Facilities Financing Authority Revenue Bonds, Series 2018
4.000% due 11/15/2042	2,000	2,034
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	600
7.000% due 10/01/2039	500	500
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,110
7.750% due 04/01/2031	705	786
California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	1,082
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	1,650	1,627
5.000% due 12/31/2035	1,500	1,669
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,965	2,984
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	999
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,500	1,591
California Public Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	760	789
California School Finance Authority Revenue Bonds, Series 2015
5.000% due 08/01/2045	1,000	1,051
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	761
5.000% due 06/01/2046	2,590	2,646
5.000% due 06/01/2051	1,000	1,014
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp., Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	519
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	2,036
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	7,029
5.500% due 12/01/2058	5,850	6,313
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	7,500	7,504
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,321
5.000% due 09/01/2034	1,300	1,380
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,026
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	6,964
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,165
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2047	14,750	15,111
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	250	305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	$1,500	$2,057
Marin Healthcare District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	4,000	4,114
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,082
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,752
6.250% due 10/01/2040	1,000	1,166
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
0.000% due 06/01/2045 (c)	14,000	2,703
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	18,000	3,089
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,000	1,085
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	539

		138,301

COLORADO 2.2%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (f)	3,000	3,081
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	1,250	1,327
Colorado Health Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	7,575	7,634
Colorado Health Facilities Authority Revenue Bonds, Series 2017
5.000% due 06/01/2031	3,760	4,163
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	524
5.750% due 12/01/2045	1,000	1,048
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
6.000% due 12/01/2046	1,500	1,582
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016
4.375% due 12/01/2033	750	749
5.000% due 12/01/2045	1,250	1,274
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017
5.000% due 12/15/2041	875	888
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,714
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	781
Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016
5.000% due 12/01/2036	850	877
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,500	1,529
7.500% due 12/15/2047	2,000	1,999

		30,170

CONNECTICUT 0.5%
Connecticut State General Obligation Notes, Series 2018
5.000% due 09/15/2027	2,500	2,827

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	45

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2047	$2,990	$2,949
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	545	579

		6,355

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	438
Kent County, Delaware Revenue Bonds, Series 2018
5.000% due 07/01/2058	750	782

		1,220

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
5.682% due 08/01/2037	9,950	9,950
District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2052	1,000	1,032
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	125	140

		11,122

FLORIDA 4.5%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,141
8.000% due 10/01/2046	1,250	1,421
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2015
7.000% due 12/01/2045	2,005	2,083
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017
7.000% due 07/01/2052	4,365	4,544
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.250% due 07/01/2048	500	517
7.500% due 07/01/2053	1,000	971
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	165	171
Florida Development Finance Corp., Revenue Bonds, Series 2017
5.000% due 08/01/2029	2,000	2,064
5.625% due 01/01/2047	13,500	14,079
6.125% due 06/15/2047	5,360	5,229
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,250	2,296
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (c)	2,815	1,590
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	3,000	3,017
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,139
Pompano Beach, Florida General Obligation Bonds, Series 2018
4.000% due 07/01/2043 (a)	6,000	6,097
Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	7,000	7,710
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (f)	3,000	3,331

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	$1,500	$1,602
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,700	1,911

		60,913

GEORGIA 2.6%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	500	484
7.000% due 01/01/2040	11,000	10,773
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	8,908
4.125% due 11/01/2045	2,000	1,944
Fulton County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	1,000	1,085
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.125% due 03/01/2052	1,620	1,687
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
2.262% (0.67*US0001M + 0.750%) due 04/01/2048 ~	11,000	10,946

		35,827

ILLINOIS 8.3%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	967
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017
5.000% due 12/01/2046	6,000	6,101
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2031	4,045	4,205
5.000% due 12/01/2032	4,000	4,151
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	7,035	7,493
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,555
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2033	6,000	6,445
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	3,120	3,482
6.000% due 01/01/2038	8,000	9,018
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,041
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^(b)	1,775	426
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	490
Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,692
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,552
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	3,150	3,146
5.250% due 12/01/2052	3,035	3,035
6.250% due 12/01/2052	1,485	1,479
Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 12/01/2043	1,750	1,741
5.000% due 12/01/2053	1,250	1,222
5.800% due 12/01/2053	975	948
Illinois State General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 02/01/2031	1,500	1,531
Illinois State General Obligation Bonds, Series 2009
5.000% due 04/01/2024	1,640	1,640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois State General Obligation Bonds, Series 2010
5.000% due 01/01/2022	$1,740	$1,780
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	4,550	4,773
5.250% due 02/01/2028	2,500	2,510
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	1,843
4.000% due 06/01/2032	3,170	3,025
Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	1,000	1,031
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	4,000	3,992
5.000% due 05/01/2042	3,000	3,083
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	3,000	3,170
5.000% due 11/01/2026	4,000	4,223
Illinois State General Obligation Notes, Series 2018
5.000% due 10/01/2027	5,000	5,282
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2026 (c)	6,035	4,465
0.000% due 06/15/2045 (c)	10,000	2,900
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017
0.000% due 12/15/2047 (e)	2,500	1,383
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2027	1,000	1,129
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	922

		112,871

INDIANA 1.0%
Allen County, Indiana Revenue Bonds, Series 2017
6.875% due 01/15/2052	2,300	2,453
Chesterton, Indiana Revenue Bonds, Series 2016
6.125% due 01/15/2034	2,000	2,066
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	390
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	2,060	2,175
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,010
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,524
Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,000	998
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,245	1,371

		13,087

IOWA 0.6%
Cedar Rapids, Lowa Revenue Bonds, (AMBAC Insured), Series 2003
2.748% due 08/15/2032	975	956
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	3
5.400% due 11/15/2046 ^	2,003	2,077
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.500% due 06/01/2042	3,000	3,030
6.500% due 06/01/2023	1,530	1,557

		7,623

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KANSAS 0.3%
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(b)	$3,835	$863
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	170	170
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	517
5.250% due 12/01/2036	500	520
5.375% due 12/01/2046	1,125	1,177
Wyandotte County-Kansas City Unified Government Revenue Bonds, Series 2018
4.500% due 06/01/2040	1,250	1,255

		4,502

KENTUCKY 1.0%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.500% due 11/15/2035	1,250	1,276
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2041	5,000	5,309
5.000% due 08/15/2046	3,350	3,549
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2018
5.079% due 08/15/2048	3,500	3,533

		13,667

LOUISIANA 0.6%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (f)	7,000	7,096
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,111
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	505

		8,712

MAINE 0.6%
Finance Authority of Maine Revenue Bonds, Series 2017
5.375% due 12/15/2033	2,000	2,054
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	5,400	5,643

		7,697

MARYLAND 1.1%
Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2037	4,000	4,162
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	7,560	7,844
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	259
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,664

		14,929

MASSACHUSETTS 1.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2017
5.000% due 11/01/2043	9,025	10,167

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commonwealth of Massachusetts General Obligation Bonds, Series 2018
5.000% due 01/01/2045	$4,000	$4,507
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,669
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	470	483

		17,826

MICHIGAN 1.9%
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,172
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	8,385	8,780
5.000% due 07/01/2033	2,000	2,175
5.000% due 07/01/2044	4,500	4,797
Michigan Finance Authority Revenue Notes, Series 2014
3.875% due 10/01/2023	3,000	3,094
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	950	710
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	145,250	4,420

		25,148

MINNESOTA 1.4%
Dakota County, Minnesota Community Development Agency Revenue Bonds, Series 2016
5.000% due 08/01/2036	750	759
5.000% due 08/01/2046	1,500	1,508
5.000% due 08/01/2051	1,115	1,119
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	956
Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2049 (a)	3,000	3,291
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	821
Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048 (a)	7,000	7,083
St Paul Park, Minnesota Revenue Bonds, Series 2018
4.375% due 05/01/2048	600	585
5.000% due 05/01/2053	2,500	2,595

		18,717

MISSOURI 1.3%
Ferguson, Missouri Certificates of Participation Notes, Series 2013
2.625% due 04/01/2023	335	270
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	231
5.550% due 10/01/2036	45	40
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
3.215% due 06/01/2031	450	450
3.273% due 06/01/2031	8,900	8,900
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 06/01/2048	2,000	1,983
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,488

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2018
5.000% due 08/15/2042	$1,400	$1,459
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	251
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,500	2,628

		17,700

MONTANA 0.1%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	108
Kalispell, Montana Revenue Bonds, Series 2017
5.250% due 05/15/2047	1,500	1,551

		1,659

NEBRASKA 0.4%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,453

NEVADA 1.9%
Clark County, Nevada General Obligation Bonds, Series 2018
5.000% due 05/01/2048	5,000	5,636
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	5,150	5,382
Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	3,600	3,294
Nevada Department of Business & Industry State Revenue Bonds, Series 2017
5.125% due 12/15/2037	2,500	2,448
Nevada Department of Business & Industry State Revenue Bonds, Series 2018
6.950% due 02/15/2038	4,125	4,180
Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	42,500	4,193

		25,133

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2003
3.125% due 08/01/2024	4,000	3,999

NEW JERSEY 4.8%
Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017
5.000% due 03/01/2037	1,500	1,641
Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	1,190	1,282
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.110% (MUNIPSA + 1.550%) due 09/01/2027 ~	2,500	2,483
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,613
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.500% due 06/15/2029	5,000	5,696
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 07/01/2052	2,000	2,191
5.000% due 07/01/2057	2,250	2,456

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	47

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	$8,500	$4,334
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,614
5.250% due 06/15/2041	1,000	1,075
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 06/15/2031	6,500	7,135
New Jersey Turnpike Authority Revenue Notes, Series 2017
2.279% (0.7*US0001M + 0.700%) due 01/01/2024 ~	9,000	9,043
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,690
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	6,500	7,316
5.000% due 06/01/2046	12,500	13,205

		64,774

NEW YORK 6.2%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,695
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	3,000	3,162
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (f)	1,750	1,681
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,123
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
4.000% due 07/01/2043 (f)	3,500	3,580
New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052 (f)	2,000	1,897
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047	2,065	2,087
New York City, New York Health & Hospital Corp. Revenue Bonds, Series 2008
1.550% due 02/15/2026	180	180
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.250% due 07/15/2036	7,865	9,210
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	60,000	4,092
New York Counties Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	18,000	1,236
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,248
New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,750	1,821
5.375% due 11/15/2040	4,000	4,354
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	535
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	6,000	5,951
New York Transportation Development Corp., Revenue Bonds, Series 2016
5.000% due 07/01/2046	3,985	4,204

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Transportation Development Corp., Revenue Bonds, Series 2018
5.000% due 01/01/2033	$3,000	$3,310
5.000% due 01/01/2036	6,000	6,547
Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 05/15/2057	3,000	3,349
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	8,826
5.000% due 06/01/2034	1,500	1,640
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	977
5.250% due 09/15/2053	2,500	2,415

		84,120

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	752
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	594

		1,346

OHIO 6.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
0.000% due 06/01/2052 (c)	63,000	2,707
5.125% due 06/01/2024	31,855	31,586
5.375% due 06/01/2024	2,870	2,870
5.750% due 06/01/2034	655	655
6.250% due 06/01/2037	3,175	3,306
6.500% due 06/01/2047	14,100	14,382
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.500% due 01/15/2052	2,000	2,084
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Bonds, Series 2018
5.500% due 12/01/2053	4,500	4,902
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,469
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.750% due 12/01/2052	1,750	1,831
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038	3,385	3,298
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023 ^(b)	1,250	845
Ohio Air Quality Development Authority Revenue Bonds, Series 2012
6.750% due 06/01/2024	1,500	1,540
Ohio Air Quality Development Authority Revenue Bonds, Series 2017
4.500% due 01/15/2048	4,000	4,088
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018
4.000% due 02/15/2033 (f)	5,000	5,243
Ohio Water Development Authority Revenue Bonds, Series 2006
3.000% due 05/15/2019 ^(b)	3,350	2,265
Toledo-Lucas County, Ohio Port Authority Revenue Bonds, Series 2016
6.375% due 01/15/2051	1,500	1,552

		88,623

OKLAHOMA 0.2%
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	790	395
6.875% due 11/01/2046 ^(b)	1,625	812

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 11/01/2051 ^(b)	$3,250	$1,625

		2,832

OREGON 0.5%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017
5.000% due 11/15/2052	1,500	1,591
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018
5.000% due 05/15/2052	355	375
Oregon State Business Development Commission Revenue Bonds, Series 2010
2.400% due 12/01/2040	2,500	2,490
Oregon State Business Development Commission Revenue Bonds, Series 2017
6.500% due 04/01/2031	2,250	2,225
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	216

		6,897

PENNSYLVANIA 5.2%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	751
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2042	7,000	7,426
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 05/01/2042	3,000	3,200
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
5.000% due 11/01/2050	6,000	6,467
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	6,500	6,762
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2032	1,000	1,126
5.000% due 06/01/2035	4,000	4,447
Commonwealth of Pennsylvania General Obligation Bonds, Series 2018
4.000% due 03/01/2037	5,500	5,582
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	501
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,096
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,650	1,680
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (f)	6,000	6,584
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018
6.500% due 07/15/2048	4,200	4,567
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
4.000% due 09/01/2049	2,200	2,158
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
2.619% (0.7*US0001M + 1.040%) due 08/15/2048 ~	2,000	2,005
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	519

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	$400	$426
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	7,000	7,740
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	5,000	4,730
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018
5.000% due 07/01/2035	750	761

		70,528

PUERTO RICO 3.5%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(b)	560	332
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(b)	5,000	2,906
Government Development Bank for Puerto Rico Revenue Bonds, Series 2011
5.000% due 08/01/2023 ^(b)	4,000	1,940
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008
5.125% due 07/01/2047	2,495	2,540
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	8,340	8,058
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012
5.250% due 07/01/2042	5,000	4,706
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
6.200% due 07/01/2039 ^	5,000	1,606
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.125% (0.67*US0003M + 0.520%) due 07/01/2029 ~	9,245	8,690
Puerto Rico Electric Power Authority Revenue Bonds, Series 2003
5.500% due 07/01/2020 ^(b)	10	7
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^(b)	10	7
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
4.200% due 07/01/2019 ^(b)	20	13
5.000% due 07/01/2021 ^(b)	505	332
5.000% due 07/01/2022 ^(b)	50	33
5.000% due 07/01/2026 ^(b)	10	7
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2024 ^(b)	55	36
5.500% due 07/01/2020 ^(b)	10	7
5.500% due 07/01/2021 ^(b)	55	36
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(b)	100	65
3.875% due 07/01/2023 ^(b)	75	49
4.375% due 07/01/2021 ^(b)	45	29
4.500% due 07/01/2023 ^(b)	15	10
4.600% due 07/01/2024 ^(b)	50	33
4.625% due 07/01/2025 ^(b)	35	23
4.750% due 07/01/2026 ^(b)	245	160
4.750% due 07/01/2027 ^(b)	50	33
5.000% due 07/01/2021 ^(b)	60	39
5.000% due 07/01/2022 ^(b)	35	23
5.000% due 07/01/2024 ^(b)	50	33
5.000% due 07/01/2025 ^(b)	25	16
5.000% due 07/01/2026 ^(b)	65	43
5.250% due 07/01/2022 ^(b)	40	26
5.250% due 07/01/2025 ^(b)	25	16
5.250% due 07/01/2026 ^(b)	670	440

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 07/01/2027 ^(b)	$140	$92
5.250% due 07/01/2030 ^(b)	15	10
5.250% due 07/01/2031 ^(b)	30	20
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042 ^	3,500	2,301
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
7.000% due 07/01/2040 ^(b)	20	13
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
3.300% due 07/01/2019 ^(b)	75	49
3.500% due 07/01/2020 ^(b)	395	258
4.100% due 07/01/2019 ^(b)	100	65
5.000% due 07/01/2019 ^(b)	60	40
5.000% due 07/01/2020 ^(b)	20	13
5.250% due 07/01/2020 ^(b)	140	92
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	10,000	11,334
Puerto Rico Highways & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,528

		48,109

RHODE ISLAND 0.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,750	1,859
5.000% due 06/01/2050	6,000	6,258

		8,117

SOUTH CAROLINA 1.0%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018
4.000% due 10/01/2048	13,505	14,261

TENNESSEE 2.2%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (c)	8,000	3,685
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2023 (c)	3,670	2,855
0.000% due 12/01/2025 (c)	1,950	1,343
0.000% due 12/01/2026 (c)	2,090	1,356
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	2,040
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,032
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017
7.500% due 06/01/2047	2,500	2,628
Greeneville Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2018
4.000% due 07/01/2040	6,750	6,644
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	533
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.625% due 01/01/2046	850	898
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	1,545	1,725
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2018
4.000% due 11/01/2049	5,500	5,784

		30,523

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 7.8%
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	$2,710	$2,868
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,083
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	542
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,096
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,605
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	757
Harris County, Texas Revenue Bonds, (AMBAC Insured), Series 2007
2.220% (0.67*US0003M + 0.670%) due 08/15/2035 ~	3,900	3,643
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	240	266
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,791
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2036	1,100	1,236
5.000% due 07/01/2037	1,300	1,453
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016
0.000% due 08/16/2030 (c)	2,560	1,665
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	3,055	3,122
5.000% due 07/01/2046	1,500	1,562
5.250% due 07/01/2036	400	425
5.750% due 07/01/2051	1,000	1,082
7.000% due 07/01/2051	1,450	1,463
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016
5.000% due 04/01/2023	385	407
5.000% due 04/01/2024	405	430
5.000% due 04/01/2025	425	453
5.000% due 04/01/2026	445	474
6.000% due 07/01/2026	115	115
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (f)	500	517
4.000% due 08/15/2035 (f)	1,300	1,339
4.000% due 08/15/2036 (f)	1,100	1,126
4.000% due 08/15/2037 (f)	1,500	1,526
4.000% due 08/15/2040 (f)	4,600	4,634
5.000% due 01/01/2047	2,000	2,034
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,021
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,051
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	519
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	18,750	19,434
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,022
5.500% due 01/01/2032	500	520

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	49

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	$100	$96
6.000% due 09/15/2046	235	223
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	3,289
Texas City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
4.000% due 08/15/2048	5,000	5,090
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2007
2.434% (0.67*US0003M + 0.870%) due 09/15/2027 ~	2,085	2,068
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	7,735	8,900
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2049 (a)	10,000	11,403
University of North Texas System Revenue Bonds, Series 2018
4.000% due 04/15/2050	5,000	5,020
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,100
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016
6.750% due 12/01/2051	2,500	2,577

		106,047

U.S. VIRGIN ISLANDS 1.0%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2025	1,250	1,259
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	8,750	8,477
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012
5.000% due 10/01/2032 (g)	2,580	2,599
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2013
5.000% due 10/01/2024	1,050	1,058

		13,393

UTAH 0.3%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	2,000	2,198
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	1,320	1,320

		3,518

VIRGINIA 0.7%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	114	10
6.000% due 06/01/2043	2,487	2,409
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	554	533
6.050% due 03/01/2054 ^(b)	584	107
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018
5.000% due 09/01/2045	2,250	2,357
University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048	3,000	3,094
Virginia Small Business Financing Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,024

		9,534

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 3.3%
Clallam County, Washington Public Hospital District No. 1, Revenue Bonds, Series 2008
7.000% due 12/01/2033	$1,000	$1,002
Kalispel Tribe of Indians, Washington Revenue Bonds, Series 2018
5.250% due 01/01/2038	1,435	1,481
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2040 (f)	6,390	6,559
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	255
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.960% (MUNIPSA + 1.400%) due 01/01/2035 ~	1,500	1,523
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
4.000% due 07/01/2058	10,000	9,776
5.000% due 07/01/2058	9,000	9,919
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031 (f)	3,500	4,081
5.000% due 10/01/2032 (f)	3,000	3,487
5.000% due 10/01/2033 (f)	3,500	4,051
Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,525	1,553
5.000% due 07/01/2053	1,200	1,218

		44,905

WEST VIRGINIA 1.6%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.750% due 06/01/2043	4,000	4,146
Monongalia County, West Virginia Commission Special District Revenue Notes, Series 2017
4.500% due 06/01/2027	1,000	992
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	61,000	3,703
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (f)	2,610	2,658
West Virginia Hospital Finance Authority Revenue Bonds, Series 2018
4.000% due 06/01/2051	2,440	2,366
West Virginia Parkways Authority Revenue Bonds, Series 2018
5.000% due 06/01/2039	1,500	1,703
5.000% due 06/01/2043	5,000	5,654

		21,222

WISCONSIN 2.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015
6.500% due 07/01/2050	1,750	1,822
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	808
7.000% due 11/01/2046	3,500	3,600
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	5,026
6.125% due 01/01/2033	3,300	3,371
6.250% due 01/01/2038	1,675	1,711
6.375% due 01/01/2048	3,750	3,832
7.000% due 07/01/2048	5,000	5,198
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,238

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	$1,000	$1,007
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (f)	3,000	3,000

		31,613

Total Municipal Bonds & Notes (Cost $1,260,498)		1,291,805

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (h) 0.2%
		2,554

U.S. TREASURY BILLS 0.1%
2.050% due 11/08/2018 (c)(d)(j)	738	736

Total Short-Term Instruments (Cost $3,290)		3,290

Total Investments in Securities (Cost $1,265,149)		1,296,456

	SHARES
INVESTMENTS IN AFFILIATES 9.4%

SHORT-TERM INSTRUMENTS 9.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.4%
PIMCO Short-Term Floating NAV Portfolio III	13,008,204	128,612

Total Short-Term Instruments (Cost $128,581)		128,612

Total Investments in Affiliates (Cost $128,581)		128,612

Total Investments 104.9% (Cost $1,393,730)		$1,425,068

Financial Derivative Instruments (i) 0.0% (Cost or Premiums, net $0)		52

Other Assets and Liabilities, net (4.9)%		(67,213)

Net Assets 100.0%		$1,357,907

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Security becomes interest bearing at a future date.
(f)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012	5.000%	10/01/2032	09/25/2017 - 11/08/2017	$ 1,584	$2,599	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$2,554	U.S. Treasury Notes 1.250% due 07/31/2023	$(2,610)	$2,554	$2,554

Total Repurchase Agreements						$(2,610)	$2,554	$2,554

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$2,554	$0	$0	$2,554	$(2,610)	$(56)

Total Borrowings and Other Financing Transactions	$2,554	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2018	703	$(83,503)	$927	$0	$(22)
U.S. Treasury 30-Year Bond December Futures	12/2018	476	(66,878)	1,776	74	0

Total Futures Contracts				$2,703	$74	$(22)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	51

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$74	$0	$74	$0	$(22)	$0	$(22)

(j)

Securities with an aggregate market value of $539 and cash of $2,017 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$74	$74

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$22	$22

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(424)	$(424)
Over the counter
Swap Agreements	$0	$2	$0	$0	$404	$406

	$0	$2	$0	$0	$(20)	$(18)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,905	$3,905

Over the counter
Swap Agreements	$0	$1	$0	$0	$(399)	$(398)

	$0	$1	$0	$0	$3,506	$3,507

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$568	$793	$1,361
Municipal Bonds & Notes
Alabama	0	33,966	0	33,966
Alaska	0	4,104	0	4,104
Arizona	0	20,742	0	20,742
California	0	138,301	0	138,301
Colorado	0	30,170	0	30,170
Connecticut	0	6,355	0	6,355
Delaware	0	1,220	0	1,220
District of Columbia	0	11,122	0	11,122
Florida	0	60,913	0	60,913
Georgia	0	35,827	0	35,827
Illinois	0	112,871	0	112,871
Indiana	0	13,087	0	13,087
Iowa	0	7,623	0	7,623
Kansas	0	4,502	0	4,502
Kentucky	0	13,667	0	13,667
Louisiana	0	8,712	0	8,712
Maine	0	7,697	0	7,697
Maryland	0	14,929	0	14,929
Massachusetts	0	17,826	0	17,826
Michigan	0	25,148	0	25,148
Minnesota	0	18,717	0	18,717
Missouri	0	17,700	0	17,700
Montana	0	1,659	0	1,659
Nebraska	0	5,453	0	5,453
Nevada	0	25,133	0	25,133
New Hampshire	0	3,999	0	3,999
New Jersey	0	64,774	0	64,774
New York	0	84,120	0	84,120
North Carolina	0	1,346	0	1,346
Ohio	0	88,623	0	88,623
Oklahoma	0	2,832	0	2,832
Oregon	0	6,897	0	6,897
Pennsylvania	0	70,528	0	70,528

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Puerto Rico	$0	$48,109	$0	$48,109
Rhode Island	0	8,117	0	8,117
South Carolina	0	14,261	0	14,261
Tennessee	0	30,523	0	30,523
Texas	0	106,047	0	106,047
U.S. Virgin Islands	0	13,393	0	13,393
Utah	0	3,518	0	3,518
Virginia	0	9,534	0	9,534
Washington	0	44,905	0	44,905
West Virginia	0	21,222	0	21,222
Wisconsin	0	31,613	0	31,613
Short-Term Instruments
Repurchase Agreements	0	2,554	0	2,554
U.S. Treasury Bills	0	736	0	736

	$0	$1,295,663	$793	$1,296,456

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$128,612	$0	$0	$128,612

Total Investments	$128,612	$1,295,663	$793	$1,425,068

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$74	$0	$0	$74

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(22)	$0	$0	$(22)

Total Financial Derivative Instruments	$52	$0	$0	$52

Totals	$128,664	$1,295,663	$793	$1,425,120

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	53

Schedule of Investments PIMCO Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.0%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%
Illinois Receivables Trust
8.250% due 07/01/2019 «	$661	$661

Total Corporate Bonds & Notes (Cost $661)		661

MUNICIPAL BONDS & NOTES 97.7%

ALABAMA 2.1%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	11,704
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
2.266% due 06/01/2049 ~	2,000	1,992
4.000% due 06/01/2049	1,500	1,578

		15,274

ALASKA 0.1%
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046	1,000	1,000

ARIZONA 1.4%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,204
Arizona Health Facilities Authority Revenue Bonds, Series 2014
5.000% due 01/01/2044	2,000	2,165
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005
2.400% due 12/01/2035	4,000	3,976

		10,345

CALIFORNIA 15.3%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,620
5.000% due 12/01/2032	3,000	3,364
5.000% due 12/01/2033	3,500	3,914
5.000% due 12/01/2034	3,000	3,343
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,362
5.000% due 04/01/2038	10,000	11,330
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,031
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	16,850	18,812
California Health Facilities Financing Authority Revenue Bonds, Series 2018
5.000% due 11/15/2038	5,000	5,652
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 11/21/2045	1,460	1,476
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,400	1,399
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,870	1,983
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	10,853

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	$4,500	$4,820
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2057	2,500	2,506
5.000% due 12/01/2053	1,200	1,333
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2047	6,000	6,147
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,461
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	600
5.000% due 05/01/2029	500	579
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	2,750	3,020
Marin Healthcare District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	2,985	3,070
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,368
5.125% due 05/01/2030	1,500	1,583
5.125% due 05/01/2031	1,500	1,581
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2035	1,000	1,013

		113,221

COLORADO 2.8%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	2,000	2,054
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,405
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,653
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
2.340% (0.7*US0001M + 0.860%) due 11/15/2031 ~	1,930	1,933
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.402% (0.67*US0001M + 0.900%) due 09/01/2039 ~	1,000	1,002
2.544% (0.67*US0001M + 1.050%) due 09/01/2039 ~	2,200	2,220
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,930	9,320

		20,587

CONNECTICUT 0.8%
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	1,873
5.000% due 06/15/2038	1,115	1,210
Connecticut State General Obligation Notes, Series 2018
5.000% due 09/15/2027	2,500	2,827

		5,910

DISTRICT OF COLUMBIA 1.1%
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
5.682% due 08/01/2037	5,000	5,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	$2,500	$2,753

		7,753

FLORIDA 3.4%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,622
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	4,895
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	798
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (b)	2,900	1,638
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	2,000	2,011
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,284
Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	4,000	4,406
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (e)	3,750	3,699

		25,353

GEORGIA 5.6%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	5,200	5,030
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	7,000	6,929
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	16,148
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
2.170% (0.67*US0001M + 0.750%) due 04/01/2048 ~	10,000	9,951
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	3,000	3,104

		41,162

ILLINOIS 9.2%
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 07/01/2038	1,000	1,087
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	3,885	4,138
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,520	4,801
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2039	4,500	4,783
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	4,500	5,021
Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	4,250	4,150
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	490
Illinois Finance Authority Revenue Bonds, Series 2016
2.830% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,005
4.000% due 02/15/2036	3,290	3,358
5.000% due 02/15/2029	4,500	5,180

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	$1,500	$1,498
5.250% due 12/01/2052	2,000	2,000
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,704
Illinois State General Obligation Bonds, Series 2009
5.000% due 04/01/2024	1,000	1,000
Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2028	1,500	1,506
5.250% due 02/01/2034	3,500	3,667
Illinois State General Obligation Bonds, Series 2016
5.000% due 06/01/2027	4,200	4,426
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	888
5.000% due 05/01/2036	1,610	1,672
5.000% due 05/01/2042	2,200	2,261
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,113
5.000% due 11/01/2026	3,000	3,167
5.000% due 11/01/2027	1,500	1,584
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017
0.000% due 12/15/2047 (d)	2,500	1,383
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2028	2,250	2,531
Will County, Illinois Community Unit School District No. 365, Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (b)	2,945	2,871

		68,284

INDIANA 0.8%
Allen County, Indiana Revenue Bonds, Series 2017
6.625% due 01/15/2034	1,000	1,066
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	3,000	3,167
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	504
Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,000	997

		5,734

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	521

KENTUCKY 0.4%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2032	1,000	1,088
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2018
5.079% due 08/15/2048	2,050	2,069

		3,157

LOUISIANA 0.7%
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2017
5.000% due 01/01/2048	5,000	5,414

MARYLAND 2.0%
Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2037	3,080	3,205
Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2028	1,500	1,692
5.000% due 09/01/2039	1,500	1,627

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	$7,500	$8,159

		14,683

MASSACHUSETTS 1.3%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,669
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	7,280

		9,949

MICHIGAN 0.3%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,113

MINNESOTA 0.8%
Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2049 (a)	2,000	2,194
Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048 (a)	3,750	3,795

		5,989

MISSOURI 0.4%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
3.273% due 06/01/2031	1,500	1,500
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 06/01/2048	1,250	1,239

		2,739

NEBRASKA 1.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,453
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,220

		8,673

NEVADA 1.5%
Clark County, Nevada General Obligation Bonds, Series 2018
5.000% due 05/01/2048	5,000	5,637
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	4,000	4,180
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	993
5.000% due 06/01/2033	220	247

		11,057

NEW JERSEY 3.7%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000	1,089
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2031	500	563
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.110% (MUNIPSA + 1.550%) due 09/01/2027 ~	2,500	2,483

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	$3,000	$3,312
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	8,000	4,079
New Jersey Turnpike Authority Revenue Notes, Series 2017
2.180% (0.7*US0001M + 0.700%) due 01/01/2024 ~	6,000	6,029
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	3,500	3,986
5.000% due 06/01/2046	5,750	6,074

		27,615

NEW MEXICO 0.2%
University of New Mexico Revenue Notes, Series 2016
5.000% due 06/01/2026	1,000	1,168

NEW YORK 12.4%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,279
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (e)	1,750	1,681
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,084
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	10,911
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,123
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2043 (e)	3,605	3,688
New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052 (e)	2,000	1,897
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,173
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,370
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	7,738
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	2,000	2,279
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047	5,000	5,054
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 08/01/2040	4,500	5,109
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,371
5.750% due 11/15/2051	5,000	5,499
New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,150	2,237
5.375% due 11/15/2040	2,000	2,177
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	5,000	4,959
New York Transportation Development Corp., Revenue Notes, Series 2016
5.000% due 08/01/2026	2,485	2,601

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	55

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	$1,710	$1,724
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2030	2,500	2,708
5.000% due 01/01/2031	1,075	1,159
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,213
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2028	4,000	4,473

		91,507

NORTH CAROLINA 0.8%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
1.540% due 01/15/2037	3,000	3,000
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,663

		5,663

OHIO 5.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
0.000% due 06/01/2052 (b)	17,000	730
5.125% due 06/01/2024	14,465	14,343
5.375% due 06/01/2024	2,390	2,390
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.250% due 01/15/2034	1,250	1,302
6.375% due 01/15/2043	1,000	1,040
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Bonds, Series 2018
5.250% due 12/01/2038	1,250	1,351
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,650
Ohio Air Quality Development Authority Revenue Bonds, Series 2017
4.250% due 01/15/2038	2,500	2,525
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,030
5.250% due 02/15/2029	2,900	3,218
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018
4.000% due 02/15/2032 (e)	5,000	5,263

		40,842

OREGON 0.4%
Clackamas County, Oregon Hospital Facility Authority Revenue Notes, Series 2017
3.000% due 11/15/2022	1,375	1,376
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,067
5.000% due 06/15/2031	500	532

		2,975

PENNSYLVANIA 4.6%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2032	3,000	3,239
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2022	1,000	1,056
5.000% due 05/01/2027	250	271
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
5.000% due 11/01/2050	4,000	4,311

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	$3,500	$3,641
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,735
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,000	2,262
5.000% due 06/01/2032	2,000	2,253
Commonwealth of Pennsylvania General Obligation Bonds, Series 2018
4.000% due 03/01/2037	4,000	4,059
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (e)	3,000	3,292
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	2,000	1,892
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,249

		34,260

PUERTO RICO 1.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008
5.000% due 07/01/2028	1,005	1,045
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.086% (0.67*US0003M + 0.520%) due 07/01/2029 ~	7,985	7,506
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	3,000	3,400
Puerto Rico Highways & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,528

		13,479

TENNESSEE 1.3%
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2021 (b)	775	674
0.000% due 12/01/2022 (b)	1,000	824
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017
4.750% due 07/01/2027	400	419
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,372
5.000% due 02/01/2024	1,400	1,549
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2018
4.000% due 11/01/2049	2,000	2,103

		9,941

TEXAS 10.2%
Austin Convention Enterprises, Inc., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2030	755	847
5.000% due 01/01/2031	800	897
5.000% due 01/01/2032	655	732
Dallas Love Field, Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029	1,250	1,406
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,813
Harris County, Texas Revenue Bonds, (AMBAC Insured), Series 2007
2.220% (0.67*US0003M + 0.670%) due 08/15/2035 ~	2,850	2,662

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	$1,800	$2,124
5.000% due 07/01/2034	1,000	1,154
5.000% due 07/01/2035	1,460	1,679
5.000% due 07/01/2036	1,000	1,144
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	5,000	5,110
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	200	207
4.000% due 08/15/2035 (e)	700	721
4.000% due 08/15/2036 (e)	500	512
4.000% due 08/15/2037 (e)	800	814
4.000% due 08/15/2040 (e)	2,800	2,821
5.000% due 01/01/2042	2,000	2,041
North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2048	6,000	6,559
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	7,000	7,255
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	96
6.000% due 09/15/2046	235	223
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,507
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,332
5.250% due 12/15/2022	3,825	4,221
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	2,000	2,301
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,396
Texas State General Obligation Bonds, Series 2016
5.500% due 08/01/2031	3,000	3,515
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2049 (a)	10,000	11,403
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	900	945

		75,437

UTAH 0.4%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	3,296

VIRGINIA 0.9%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,135
Richmond, Virginia Public Utility Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,213
University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048	2,000	2,063

		6,411

WASHINGTON 3.0%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2040 (e)	4,000	4,106
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,391

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.960% (MUNIPSA + 1.400%) due 01/01/2035 ~	$1,500	$1,523
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.610% (MUNIPSA + 1.050%) due 01/01/2042 ~	3,000	3,057
5.000% due 01/01/2047	2,000	2,161
Washington State General Obligation Bonds, Series 2017
5.000% due 02/01/2039	5,000	5,618

		21,856

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	2,000	2,037
West Virginia Economic Development Authority Revenue Notes, Series 2016
2.875% due 12/15/2026	1,760	1,691

		3,728

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.7%
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
2.625% due 11/01/2025	$1,500	$1,443
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2047 (e)	3,500	3,470

		4,913

Total Municipal Bonds & Notes (Cost $692,573)		722,009

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (g) 0.1%
		609

U.S. TREASURY BILLS 0.1%
2.050% due 11/08/2018 (b)(c)	656	655

Total Short-Term Instruments (Cost $1,264)		1,264

Total Investments in Securities (Cost $694,498)		723,934

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.8%

SHORT-TERM INSTRUMENTS 7.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	5,817,132	$57,514

Total Short-Term Instruments (Cost $57,507)		57,514

Total Investments in Affiliates (Cost $57,507)		57,514

Total Investments 105.8% (Cost $752,005)		$781,448

Financial Derivative Instruments (h) 0.0% (Cost or Premiums, net $0)		(2)

Other Assets and Liabilities, net (5.8)%		(42,536)

Net Assets 100.0%		$738,910

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$ 900	$945	0.13%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$609	U.S. Treasury Notes 2.750% due 07/31/2023	$(622)	$609	$609

Total Repurchase Agreements						$(622)	$609	$609

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	57

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$609	$0	$0	$609	$(622)	$(13)

Total Borrowings and Other Financing Transactions	$609	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2018	401	$(47,631)	$479	$0	$(13)
U.S. Treasury 30-Year Bond December Futures	12/2018	68	(9,554)	230	11	0

Total Futures Contracts				$709	$11	$(13)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$11	$0	$11	$0	$(13)	$0	$(13)

Cash of $966 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11	$11

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13	$13

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$167	$167

Over the counter
Swap Agreements	$0	$5	$0	$0	$343	$348

	$0	$5	$0	$0	$510	$515

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$975	$975

Over the counter
Swap Agreements	$0	$1	$0	$0	$(339)	$(338)

	$0	$1	$0	$0	$636	$637

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$661	$661
Municipal Bonds & Notes
Alabama	0	15,274	0	15,274
Alaska	0	1,000	0	1,000
Arizona	0	10,345	0	10,345
California	0	113,221	0	113,221
Colorado	0	20,587	0	20,587
Connecticut	0	5,910	0	5,910
District of Columbia	0	7,753	0	7,753
Florida	0	25,353	0	25,353
Georgia	0	41,162	0	41,162
Illinois	0	68,284	0	68,284
Indiana	0	5,734	0	5,734
Kansas	0	521	0	521
Kentucky	0	3,157	0	3,157
Louisiana	0	5,414	0	5,414
Maryland	0	14,683	0	14,683
Massachusetts	0	9,949	0	9,949
Michigan	0	2,113	0	2,113
Minnesota	0	5,989	0	5,989
Missouri	0	2,739	0	2,739
Nebraska	0	8,673	0	8,673
Nevada	0	11,057	0	11,057
New Jersey	0	27,615	0	27,615
New Mexico	0	1,168	0	1,168
New York	0	91,507	0	91,507
North Carolina	0	5,663	0	5,663
Ohio	0	40,842	0	40,842
Oregon	0	2,975	0	2,975
Pennsylvania	0	34,260	0	34,260

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Puerto Rico	$0	$13,479	$0	$13,479
Tennessee	0	9,941	0	9,941
Texas	0	75,437	0	75,437
Utah	0	3,296	0	3,296
Virginia	0	6,411	0	6,411
Washington	0	21,856	0	21,856
West Virginia	0	3,728	0	3,728
Wisconsin	0	4,913	0	4,913
Short-Term Instruments
Repurchase Agreements	0	609	0	609
U.S. Treasury Bills	0	655	0	655

	$0	$723,273	$661	$723,934

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$57,514	$0	$0	$57,514

Total Investments	$57,514	$723,273	$661	$781,448

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$11	$0	$0	$11

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(13)	$0	$0	$(13)

Total Financial Derivative Instruments	$(2)	$0	$0	$(2)

Totals	$57,512	$723,273	$661	$781,446

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	59

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.0%

MUNICIPAL BONDS & NOTES 94.3%

ALABAMA 1.3%
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.000% due 06/01/2049	$1,000	$1,052

ARIZONA 0.9%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	338
5.000% due 07/01/2030	350	392

		730

CALIFORNIA 1.4%
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,005	1,115

COLORADO 5.1%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	577
Colorado Health Facilities Authority Revenue Bonds, Series 2018
5.000% due 11/15/2048	750	861
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,125
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.544% (0.67*US0001M + 1.050%) due 09/01/2039 ~	760	767
Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016
3.750% due 12/01/2026	650	648

		3,978

CONNECTICUT 7.1%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027	1,000	1,117
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	1,000	1,129
Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	1,000	1,123
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
2.387% (0.68*US0001M + 0.950%) due 07/01/2049 ~	1,000	1,004
Metropolitan District, Connecticut General Obligation Bonds, Series 2018
5.000% due 07/15/2030	1,000	1,155

		5,528

DISTRICT OF COLUMBIA 0.7%
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	506

FLORIDA 2.0%
Escambia County, Florida Revenue Bonds, Series 2003
2.600% due 06/01/2023	1,000	993
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	570

		1,563

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 1.3%
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	$1,000	$990

GUAM 1.2%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	945

ILLINOIS 4.5%
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	1,000	1,064
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	309
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,003
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2025	1,000	1,128

		3,504

INDIANA 0.6%
Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	500	499

LOUISIANA 2.0%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	1,000	1,003
Louisiana Stadium & Exposition District Revenue Notes, Series 2013
5.000% due 07/01/2023	500	558

		1,561

MARYLAND 1.4%
Baltimore, Maryland Revenue Notes, Series 2017
5.000% due 09/01/2026	1,000	1,128

MASSACHUSETTS 3.1%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.060% (MUNIPSA + 0.500%) due 07/01/2038 ~	750	754
Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	500	564
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2024	1,000	1,119

		2,437

MICHIGAN 0.7%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	553

MISSOURI 1.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
3.215% due 06/01/2031	870	870
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	40	43

		913

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 1.0%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	$750	$800

NEW JERSEY 5.8%
New Jersey Economic Development Authority Revenue Notes, Series 2013
5.000% due 01/01/2024	570	632
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,000	1,062
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	500	537
New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	750	864
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	278
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2028	1,000	1,145

		4,518

NEW MEXICO 1.2%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	899

NEW YORK 7.6%
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	750	861
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,104
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,000	1,131
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	1,000	992
New York Transportation Development Corp., Revenue Notes, Series 2016
5.000% due 08/01/2026	1,000	1,047
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	855

		5,990

NORTH CAROLINA 3.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,317
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,131

		2,448

OHIO 4.2%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	217
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,000	1,112
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,127

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	$750	$827

		3,283

OREGON 0.8%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	627

PENNSYLVANIA 9.3%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2027	1,000	1,085
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2025	500	562
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	1,000	1,151
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,117
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	525	576
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
2.520% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	752
Pennsylvania Turnpike Commission Revenue Notes, Series 2018
2.160% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,000
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	250	283
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2026	660	755

		7,281

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.086% (0.67*US0003M + 0.520%) due 07/01/2029 ~	345	324

SOUTH DAKOTA 0.8%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	607

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 2.9%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018
5.000% due 07/01/2025	$1,000	$1,103
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,147

		2,250

TEXAS 18.1%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017
5.000% due 01/01/2027	875	993
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,101
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	358
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	762
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	545
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	100
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	2,000	2,346
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
5.000% due 02/15/2030	750	882
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	814
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Notes, Series 2017
5.000% due 01/01/2027	1,090	1,163
North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	515	587
North Texas Tollway Authority Revenue Notes, Series 2016
5.000% due 01/01/2026	550	614
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	1,000	1,036
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,726
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030 (a)	1,000	1,189

		14,216

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 3.5%
Energy Northwest, Washington Revenue Bonds, Series 2018
5.000% due 07/01/2031	$1,000	$1,176
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.610% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,019
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2030	500	578

		2,773

WEST VIRGINIA 0.6%
Mason County, West Virginia Revenue Bonds, Series 2003
2.750% due 10/01/2022	500	500

WISCONSIN 0.5%
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	394

Total Municipal Bonds & Notes (Cost $72,848)		73,912

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (b) 0.7%
		530

Total Short-Term Instruments (Cost $530)		530

Total Investments in Securities (Cost $73,378)		74,442

	SHARES
INVESTMENTS IN AFFILIATES 6.1%

SHORT-TERM INSTRUMENTS 6.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III	487,189	4,817

Total Short-Term Instruments (Cost $4,815)		4,817

Total Investments in Affiliates (Cost $4,815)		4,817

Total Investments 101.1% (Cost $78,193)		$79,259

Other Assets and Liabilities, net (1.1)%		(874)

Net Assets 100.0%		$78,385

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	61

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$530	U.S. Treasury Notes 2.750% due 07/31/2023	$(542)	$530	$530

Total Repurchase Agreements						$(542)	$530	$530

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$530	$0	$0	$530	$(542)	$(12)

Total Borrowings and Other Financing Transactions	$530	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$29	$29

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$(30)	$(30)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,052	$0	$1,052
Arizona	0	730	0	730
California	0	1,115	0	1,115
Colorado	0	3,978	0	3,978
Connecticut	0	5,528	0	5,528
District of Columbia	0	506	0	506
Florida	0	1,563	0	1,563
Georgia	0	990	0	990
Guam	0	945	0	945
Illinois	0	3,504	0	3,504
Indiana	0	499	0	499
Louisiana	0	1,561	0	1,561
Maryland	0	1,128	0	1,128

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Massachusetts	$0	$2,437	$0	$2,437
Michigan	0	553	0	553
Missouri	0	913	0	913
Nebraska	0	800	0	800
New Jersey	0	4,518	0	4,518
New Mexico	0	899	0	899
New York	0	5,990	0	5,990
North Carolina	0	2,448	0	2,448
Ohio	0	3,283	0	3,283
Oregon	0	627	0	627
Pennsylvania	0	7,281	0	7,281
Puerto Rico	0	324	0	324
South Dakota	0	607	0	607
Tennessee	0	2,250	0	2,250
Texas	0	14,216	0	14,216

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Washington	$0	$2,773	$0	$2,773
West Virginia	0	500	0	500
Wisconsin	0	394	0	394
Short-Term Instruments
Repurchase Agreements	0	530	0	530

	$0	$74,442	$0	$74,442

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,817	$0	$0	$4,817

Total Investments	$4,817	$74,442	$0	$79,259

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	63

Schedule of Investments PIMCO New York Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.0%

MUNICIPAL BONDS & NOTES 92.7%

NEW YORK 91.2%
Amherst Development Corp., New York Revenue Bonds, (AGM Insured), Series 2017
5.000% due 10/01/2045	$1,000	$1,117
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,386
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	793
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	3,500	3,737
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	590
5.000% due 08/01/2040	500	539
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,500	1,581
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	448
5.000% due 08/01/2036	500	557
5.000% due 11/01/2047 (d)	4,000	4,848
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	481
5.000% due 07/01/2044	1,000	1,076
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	1,083
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,370
5.000% due 07/01/2035	1,100	1,251
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	344
5.000% due 09/15/2027	275	313
5.000% due 09/15/2028	275	313
Erie County, New York General Obligation Notes, Series 2015
5.000% due 09/15/2025	250	289
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,761
5.000% due 07/01/2041	1,500	1,589
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000	1,107
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,018
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,418
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,048
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,529
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	562
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,034
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,275

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	$2,500	$2,743
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.000% due 11/15/2045	2,000	2,170
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,630	1,826
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	2,000	2,246
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,698
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2037 (d)	280	289
4.000% due 07/01/2043 (d)	1,720	1,759
4.000% due 10/01/2047	2,130	2,094
5.000% due 12/01/2046	1,000	1,083
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
5.000% due 05/01/2031	1,500	1,735
Monroe County, New York Industrial Development Agency Revenue Notes, Series 2018
5.000% due 05/01/2028	1,000	1,192
Nassau County, New York General Obligation Notes, Series 2017
5.000% due 10/01/2027	2,500	2,920
New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052 (d)	1,000	948
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	510
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	755
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	3,722
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
1.550% due 08/01/2039	2,300	2,300
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,198
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
5.000% due 11/01/2026	2,500	2,901
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,139
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,540
New York City Water & Sewer System, New York Revenue Bonds, Series 2001
1.570% due 06/15/2033	6,100	6,100
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047	3,000	3,032
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,255
New York City, New York General Obligation Bonds, Series 2016
4.000% due 12/01/2043	1,000	1,015
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	5,073

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 05/01/2038	$2,500	$2,840
5.000% due 08/01/2040	2,500	2,838
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2016
4.000% due 04/01/2027	1,570	1,737
New York City, New York Water & Sewer System Revenue Bonds, Series 2018
4.000% due 06/15/2048	5,000	5,065
5.000% due 06/15/2040	2,700	3,055
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	507
5.000% due 11/15/2029	1,000	1,138
5.000% due 11/15/2045	2,000	2,197
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	5,000	680
0.000% due 06/01/2055 (b)	5,000	341
New York Counties Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	7,500	515
New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035	2,115	2,574
New York Liberty Development Corp., Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,034
New York Liberty Development Corp., Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	7,698
New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,500	4,682
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	1,134
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,081
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,014
5.500% due 05/01/2037	400	409
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,570
5.000% due 07/01/2035	500	523
5.500% due 07/01/2040	1,000	1,061
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	535
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,186
5.000% due 12/15/2026	4,000	4,418
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,326
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,201
5.000% due 07/01/2050	1,285	1,406
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,235
5.000% due 07/01/2038	1,000	1,131
5.000% due 07/01/2042 (d)	5,000	5,629
5.000% due 07/01/2043	1,530	1,721
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	4,511
4.000% due 07/01/2041	2,000	2,054

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 07/01/2048 (a)	$1,675	$1,880
5.000% due 10/01/2048	1,500	1,909
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	4,000	3,968
New York State Environmental Facilities Corp., Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,264
New York State Environmental Facilities Corp., Revenue Bonds, Series 2017
5.000% due 06/15/2042	2,630	2,981
New York State Thruway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2051	3,000	3,274
New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,037
New York State Urban Development Corp., Revenue Bonds, Series 2017
4.000% due 03/15/2046	1,560	1,587
New York Transportation Development Corp., Revenue Bonds, Series 2016
5.250% due 01/01/2050	4,500	4,796
New York Transportation Development Corp., Revenue Bonds, Series 2018
5.000% due 01/01/2030	1,000	1,118
5.000% due 01/01/2034	2,000	2,199
New York Transportation Development Corp., Revenue Notes, Series 2016
5.000% due 08/01/2026	3,000	3,140
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	975	983
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2002
5.000% due 09/15/2028	2,640	2,646
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620	1,784
Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 05/15/2057	1,000	1,116
5.250% due 10/15/2057	2,000	2,264
Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,579
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,033

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2037	$525	$592
5.000% due 07/01/2038	300	337
Syracuse Industrial Development Agency, New York Revenue Bonds, (AMBAC Insured), Series 1999
2.956% due 12/01/2029	1,375	1,375
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2031	1,000	1,078
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	5,000	5,080
5.000% due 11/15/2030	1,000	1,212
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,500	3,640
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	2,938
TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2048	2,000	2,029
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	3,000	3,211
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	1,500	1,725
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2053	1,000	966
Utility Debt Securitization Authority Revenue Bonds, Series 2015
5.000% due 12/15/2037 (d)	4,000	4,493

		247,980

OHIO 0.4%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	955	947

PUERTO RICO 1.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.086% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,970	1,852

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	$1,000	$1,133

		2,985

Total Municipal Bonds & Notes (Cost $248,541)		251,912

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (e) 0.2%
		610

SHORT-TERM NOTES 0.0%
Chenango Valley Central School District
2.750% due 06/28/2019	102	102

U.S. TREASURY BILLS 0.1%
2.050% due 11/08/2018 (b)(c)	273	273

Total Short-Term Instruments (Cost $985)		985

Total Investments in Securities (Cost $249,526)		252,897

	SHARES
INVESTMENTS IN AFFILIATES 9.4%

SHORT-TERM INSTRUMENTS 9.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.4%
PIMCO Short-Term Floating NAV Portfolio III	2,583,810	25,546

Total Short-Term Instruments (Cost $25,543)		25,546

Total Investments in Affiliates (Cost $25,543)		25,546

Total Investments 102.4% (Cost $275,069)		$278,443

Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $0)		25

Other Assets and Liabilities, net (2.4)%		(6,671)

Net Assets 100.0%		$271,797

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	65

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$610	U.S. Treasury Notes 2.750% due 07/31/2023	$(627)	$610	$610

Total Repurchase Agreements						$(627)	$610	$610

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$610	$0	$0	$610	$(627)	$(17)

Total Borrowings and Other Financing Transactions	$610	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2018	100	$(11,878)	$119	$0	$(3)
U.S. Treasury 30-Year Bond December Futures	12/2018	180	(25,290)	676	28	0

Total Futures Contracts				$795	$28	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$28	$0	$28	$0	$(3)	$0	$(3)

Cash of $664 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$28	$28

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(158)	$(158)

Over the counter
Swap Agreements	$0	$5	$0	$0	$92	$97

	$0	$5	$0	$0	$(66)	$(61)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,101	$1,101

Over the counter
Swap Agreements	$0	$0	$0	$0	$(91)	$(91)

	$0	$0	$0	$0	$1,010	$1,010

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
New York	$0	$247,980	$0	$247,980
Ohio	0	947	0	947
Puerto Rico	0	2,985	0	2,985
Short-Term Instruments
Repurchase Agreements	0	610	0	610
Short-Term Notes	0	102	0	102
U.S. Treasury Bills	0	273	0	273

	$0	$252,897	$0	$252,897

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,546	$0	$0	$25,546

Total Investments	$25,546	$252,897	$0	$278,443

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$28	$0	$0	$28

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(3)	$0	$0	$(3)

Total Financial Derivative Instruments	$25	$0	$0	$25

Totals	$25,571	$252,897	$0	$278,468

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	67

Schedule of Investments PIMCO Short Duration Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.1%

MUNICIPAL BONDS & NOTES 94.4%

ALABAMA 4.1%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,784
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	3,000	3,157
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.000% due 06/01/2049	2,500	2,630

		7,571

ARIZONA 1.3%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005
2.400% due 12/01/2035	2,500	2,485

CALIFORNIA 3.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.260% (MUNIPSA + 0.700%) due 04/01/2047 ~	5,000	5,013
California State General Obligation Bonds, Series 2013
2.307% (0.7*US0001M + 0.830%) due 12/01/2029 ~	2,200	2,201

		7,214

COLORADO 3.8%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
2.340% (0.7*US0001M + 0.860%) due 11/15/2031 ~	2,410	2,414
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.402% (0.67*US0001M + 0.900%) due 09/01/2039 ~	1,905	1,909
University of Colorado Hospital Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	2,500	2,682

		7,005

CONNECTICUT 4.3%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	635	690
5.000% due 08/15/2022	2,030	2,189
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
2.387% (0.68*US0001M + 0.950%) due 07/01/2049 ~	3,500	3,512
Metropolitan District, Connecticut General Obligation Notes, Series 2018
5.000% due 07/15/2022	1,000	1,097
5.000% due 07/15/2023	500	557

		8,045

DISTRICT OF COLUMBIA 0.6%
District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	1,070	1,163

FLORIDA 2.9%
Florida State General Obligation Notes, Series 2016
5.000% due 06/01/2022	730	804
Martin County, Florida Revenue Bonds, Series 2000
1.650% due 07/15/2022	2,500	2,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	$2,000	$2,000

		5,304

GEORGIA 5.4%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	4,993
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.000% due 11/01/2045	2,500	2,476
Monroe County, Georgia Development Authority Revenue Bonds, Series 2002
2.000% due 09/01/2037	2,500	2,465

		9,934

HAWAII 1.3%
Honolulu, Hawaii City & County General Obligation Notes, Series 2017
1.880% (MUNIPSA + 0.320%) due 09/01/2025 ~	2,500	2,500

ILLINOIS 6.1%
Chicago, Illinois General Obligation Bonds, Series 2002
5.250% due 01/01/2022	500	531
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	3,000	3,147
Illinois Finance Authority Revenue Bonds, Series 2016
2.830% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,005
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	2,000	2,110
Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2022	2,290	2,397
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	1,000	1,018
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	1,000	1,103

		11,311

INDIANA 1.0%
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	1,750	1,860

MASSACHUSETTS 2.2%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.060% (MUNIPSA + 0.500%) due 07/01/2038 ~	2,500	2,512
Massachusetts Development Finance Agency Revenue Notes, Series 2018
5.000% due 07/01/2022	700	760
5.000% due 07/01/2023	750	827

		4,099

MICHIGAN 3.8%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
4.000% due 11/15/2047	4,250	4,538
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	425	424
University of Michigan Revenue Bonds, Series 2012
1.830% (MUNIPSA + 0.270%) due 04/01/2033 ~	1,995	1,997

		6,959

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MINNESOTA 1.9%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
5.000% due 01/01/2022	$250	$273
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	3,150	3,158

		3,431

MISSISSIPPI 1.6%
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds, Series 2004
2.125% due 09/01/2022	1,000	999
Warren County, Mississippi Revenue Bonds, Series 2018
2.900% due 09/01/2032	2,000	1,999

		2,998

MONTANA 0.9%
Montana Facility Finance Authority Revenue Bonds, Series 2018
2.040% due 08/15/2037 ~(a)	1,700	1,701

NEBRASKA 0.6%
Lincoln, Nebraska Electric System Revenue Notes, Series 2013
5.000% due 09/01/2021	1,015	1,099

NEVADA 1.0%
Clark Department of Aviation, Nevada Revenue Notes, Series 2018
5.000% due 07/01/2021	1,750	1,882

NEW JERSEY 3.3%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	1,630	1,700
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2021	1,000	1,060
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.820% (0.7*US0001M + 0.340%) due 01/01/2021 ~	1,000	1,001
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2022	2,250	2,451

		6,212

NEW YORK 6.6%
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2022	1,250	1,362
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	1,000	1,058
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015
5.000% due 11/01/2021	875	951
New York State Energy Research & Development Authority Revenue Bonds, Series 2004
2.625% due 04/01/2034	3,000	2,978
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	4,150	4,222
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2021	1,500	1,600

		12,171

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH CAROLINA 2.2%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, (AGM Insured), Series 2007
1.520% due 01/15/2044	$2,500	$2,500
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.816% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,500	1,502

		4,002

OHIO 6.8%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2018
2.250% due 02/15/2048	1,500	1,484
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,448
5.000% due 11/15/2024	725	819
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016
5.000% due 12/01/2022	1,415	1,567
Ohio State General Obligation Bonds, Series 2003
1.630% due 02/01/2019	1,550	1,550
Ohio State Revenue Bonds, Series 2010
1.850% due 11/01/2035	2,000	1,999
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2016
1.650% due 12/01/2036	2,335	2,335
University of Cincinnati, Ohio Revenue Notes, Series 2018
1.842% (0.67*US0001M + 0.340%) due 06/01/2020 ~	1,500	1,501

		12,703

PENNSYLVANIA 11.8%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017
2.051% (0.7*US0001M + 0.490%) due 01/01/2030 ~	1,750	1,749
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2020	1,500	1,563
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2021	2,500	2,656
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017
5.000% due 12/15/2022	1,500	1,644
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	4,990
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
2.280% (MUNIPSA + 0.720%) due 09/01/2051 ~	1,500	1,500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
2.520% (0.7*US0001M + 1.040%) due 08/15/2048 ~	1,500	1,504
Pennsylvania Turnpike Commission Revenue Notes, Series 2018
2.160% (MUNIPSA + 0.600%) due 12/01/2023 ~	3,000	3,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	$1,500	$1,574
Philadelphia, Pennsylvania Water & Wastewater Revenue Notes, Series 2015
5.000% due 07/01/2019	1,700	1,738

		21,919

TEXAS 6.6%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	1,750	1,831
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
2.400% due 06/01/2030	2,500	2,504
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
2.750% due 08/01/2048	2,000	2,021
Sam Rayburn Municipal Power Agency, Texas Revenue Notes, Series 2012
5.000% due 10/01/2021	1,640	1,761
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
2.250% due 02/01/2033	2,500	2,504
Texas Water Development Board Revenue Notes, Series 2018
5.000% due 04/15/2024 (a)	1,000	1,137
5.000% due 10/15/2024 (a)	500	572

		12,330

UTAH 1.1%
Utah County, Utah Revenue Bonds, Series 2018
5.000% due 05/15/2057	1,800	2,015

VIRGINIA 1.6%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	3,000	2,990

WASHINGTON 3.7%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
2.010% (MUNIPSA + 0.450%) due 11/01/2045 ~	2,500	2,502
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
2.050% due 11/01/2046 ~	1,750	1,751
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.610% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,547

		6,800

WEST VIRGINIA 2.8%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	2,000	2,000
2.750% due 10/01/2022	1,000	1,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
West Virginia Economic Development Authority Revenue Bonds, Series 2009
2.625% due 12/01/2042	$2,250	$2,241

		5,241

WISCONSIN 1.2%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	2,075	2,280

Total Municipal Bonds & Notes (Cost $175,581)		175,224

SHORT-TERM INSTRUMENTS 5.7%

COMMERCIAL PAPER 2.1%
Private Colleges & Universities Authority
0.000% due 02/07/2019	1,000	1,000
Trustees Of Indiana University
0.000% due 11/15/2018	3,000	3,000

		4,000

REPURCHASE AGREEMENTS (b) 0.3%
		582

SHORT-TERM NOTES 3.3%
Commonwealth of Massachusetts General Obligation Notes, Series 2018
4.000% due 06/20/2019	3,000	3,046
Texas State Revenue Notes, Series 2018
4.000% due 08/29/2019	3,000	3,055

		6,101

Total Short-Term Instruments (Cost $10,689)		10,683

Total Investments in Securities (Cost $186,270)		185,907

	SHARES
INVESTMENTS IN AFFILIATES 1.7%

SHORT-TERM INSTRUMENTS 1.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III	318,779	3,152

Total Short-Term Instruments (Cost $3,152)		3,152

Total Investments in Affiliates (Cost $3,152)		3,152

Total Investments 101.8% (Cost $189,422)		$189,059

Other Assets and Liabilities, net (1.8)%		(3,418)

Net Assets 100.0%		$185,641

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2018	69

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

September 30, 2018 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.750%	09/28/2018	10/01/2018	$582	U.S. Treasury Notes 2.750% due 07/31/2023	$(597)	$582	$582

Total Repurchase Agreements						$(597)	$582	$582

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$582	$0	$0	$582	$(597)	$(15)

Total Borrowings and Other Financing Transactions	$582	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$7,571	$0	$7,571
Arizona	0	2,485	0	2,485
California	0	7,214	0	7,214
Colorado	0	7,005	0	7,005
Connecticut	0	8,045	0	8,045
District of Columbia	0	1,163	0	1,163
Florida	0	5,304	0	5,304
Georgia	0	9,934	0	9,934
Hawaii	0	2,500	0	2,500
Illinois	0	11,311	0	11,311
Indiana	0	1,860	0	1,860
Massachusetts	0	4,099	0	4,099
Michigan	0	6,959	0	6,959
Minnesota	0	3,431	0	3,431
Mississippi	0	2,998	0	2,998
Montana	0	1,701	0	1,701
Nebraska	0	1,099	0	1,099
Nevada	0	1,882	0	1,882
New Jersey	0	6,212	0	6,212
New York	0	12,171	0	12,171

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
North Carolina	$0	$4,002	$0	$4,002
Ohio	0	12,703	0	12,703
Pennsylvania	0	21,919	0	21,919
Texas	0	12,330	0	12,330
Utah	0	2,015	0	2,015
Virginia	0	2,990	0	2,990
Washington	0	6,800	0	6,800
West Virginia	0	5,241	0	5,241
Wisconsin	0	2,280	0	2,280
Short-Term Instruments
Commercial Paper	0	4,000	0	4,000
Repurchase Agreements	0	582	0	582
Short-Term Notes	0	6,101	0	6,101

	$0	$185,907	$0	$185,907

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,152	$0	$0	$3,152

Total Investments	$3,152	$185,907	$0	$189,059

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2018 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO California Intermediate Municipal Bond Fund	Daily	Monthly
PIMCO California Municipal Bond Fund	Daily	Monthly
PIMCO California Short Duration Municipal Income Fund	Daily	Monthly
PIMCO High Yield Municipal Bond Fund	Daily	Monthly
PIMCO Municipal Bond Fund	Daily	Monthly
PIMCO National Intermediate Municipal Bond Fund	Daily	Monthly
PIMCO New York Municipal Bond Fund	Daily	Monthly
PIMCO Short Duration Municipal Income Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	71

Notes to Financial Statements (Cont.)

different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2018, the FASB issued ASU 2018-13 which amends ASC 820 to modify the disclosure requirements on fair value measurements. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2018 (Unaudited)

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	73

Notes to Financial Statements (Cont.)

the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.
∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2018 (Unaudited)

prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices,

indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	75

Notes to Financial Statements (Cont.)

activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2018 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$7,283	$32,070	$(32,700)	$2	$1	$6,656	$70	$0
PIMCO California Municipal Bond Fund	1,233	11,921	(10,200)	1	0	2,955	21	0
PIMCO California Short Duration Municipal Income Fund	3,091	62,084	(61,200)	2	1	3,978	84	0
PIMCO High Yield Municipal Bond Fund	73,484	384,894	(329,800)	5	29	128,612	994	0
PIMCO Municipal Bond Fund	45,745	174,348	(162,600)	10	11	57,514	448	0
PIMCO National Intermediate Municipal Bond Fund	7,248	15,566	(18,000)	2	1	4,817	66	0
PIMCO New York Municipal Bond Fund	23,620	58,718	(56,800)	5	3	25,546	218	0
PIMCO Short Duration Municipal Income Fund	10,467	79,582	(86,900)	4	(1)	3,152	82	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at September 30, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Tender Option Bond Transactions  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by the Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to the Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from a Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the

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Notes to Financial Statements (Cont.)

TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013 regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. In particular, these rules preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. The Risk Retention Rules require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting to the TOB Trust’s municipal bonds. The Risk Retention Rules may increase the costs of such transactions in certain circumstances.

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure, in which the Funds hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Funds as the TOB residual holders.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.

For the period ended September 30, 2018, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*
PIMCO California Municipal Bond Fund	$608	2.08%
PIMCO High Yield Municipal Bond Fund	$65,127	2.12%
PIMCO Municipal Bond Fund	$36,506	2.09%
PIMCO New York Municipal Bond Fund	$11,250	2.08%

*	Annualized

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices

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of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(b) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the

Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does

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Notes to Financial Statements (Cont.)

not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a

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credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund
New/Small Fund	—	X	—	—	—	X	—	—
Interest Rate	X	X	X	X	X	X	X	X
Call	X	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X	X
High Yield	X	X	X	X	X	X	X	—
Market	X	X	X	X	X	X	X	X
Issuer	X	X	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	X	X
Equity	X	X	X	X	X	X	X	X
Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X
Issuer Non-Diversification	—	X	—	—	—	—	X	—
Leveraging	X	X	X	X	X	X	X	X
Management	X	X	X	X	X	X	X	X
Municipal Bond	X	X	X	X	X	X	X	X
California State-Specific	X	X	X	X	X	X	—	X
New York State-Specific	—	—	—	X	X	X	X	X
Municipal Project-Specific	X	X	X	X	X	X	X	X
Short Exposure	X	X	X	X	X	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

New/Small Fund Risk  is the risk that a new or smaller Fund’s performance may not represent how a Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

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Notes to Financial Statements (Cont.)

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Bond Risk  is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal.

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California State-Specific Risk  is the risk that by concentrating its investments in California Municipal Bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk  is the risk that by concentrating its investments in New York Municipal Bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Municipal Project-Specific Risk  is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and

U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	83

Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C
PIMCO California Intermediate Municipal Bond Fund	0.225%	0.22%	0.32%	N/A		0.30%	0.30%
PIMCO California Municipal Bond Fund	0.21%	0.23%	0.33%	N/A		0.33%	0.33%
PIMCO California Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	N/A		0.30%	N/A
PIMCO High Yield Municipal Bond Fund	0.30%	0.25%	0.35%	0.45%	(1)*	0.30%	0.30%
PIMCO Municipal Bond Fund	0.20%	0.24%	0.34%	0.44%	(1)*	0.30%	0.30%
PIMCO National Intermediate Municipal Bond Fund	0.22%	0.23%	0.33%	N/A		0.33%	0.33%
PIMCO New York Municipal Bond Fund	0.225%	0.22%	0.32%	0.42%	(1)*	0.30%	0.30%
PIMCO Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.35%	(1)*	0.30%	0.30%

*	This particular share class has been registered with the SEC, but has not yet launched.
(1)	PIMCO has contractually agreed, through July 31, 2019, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO Short Duration Municipal Income Fund	0.30%	0.25%
PIMCO Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund	0.50%	0.25%
All other Funds	0.75%	0.25%

84	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2018 (Unaudited)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended September 30, 2018, the Distributor retained $3,453,163 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for amounts waived pursuant to the Expense Limitation Agreement in future periods, not to exceed thirty-six months after the waiver. At September 30, 2018, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for I-3 shares of the PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2018, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO High Yield Municipal Bond Fund	$11,073	$0
PIMCO Municipal Bond Fund	0	4,270
PIMCO Short Duration Municipal Income Fund	5,091	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	85

Notes to Financial Statements (Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$0	$0	$15,331	$29,009
PIMCO California Municipal Bond Fund	0	0	8,693	1,396
PIMCO California Short Duration Municipal Income Fund	0	0	50,645	44,336
PIMCO High Yield Municipal Bond Fund	0	0	556,632	253,783
PIMCO Municipal Bond Fund	0	0	165,170	139,947
PIMCO National Intermediate Municipal Bond Fund	0	0	20,214	8,758
PIMCO New York Municipal Bond Fund	0	0	57,086	20,558
PIMCO Short Duration Municipal Income Fund	0	0	79,519	64,176

†	A zero balance may reflect actual amounts rounding to less than one thousand.

86	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2018 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Intermediate Municipal Bond Fund						PIMCO California Municipal Bond Fund
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018				Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	739	$7,107	2,673		$26,104		165	$1,754	252		$2,714
I-2	252	2,430	2,117		20,682		42	448	30		330
Class D	0	0	63		621		0	0	24		256
Class A	777	7,483	2,436	(a)	23,782	(a)	967	10,322	303	(b)	3,240	(b)
Class C	71	685	106		1,032		35	375	6		55
Issued as reinvestment of distributions
Institutional Class	45	431	87		852		7	78	10		111
I-2	25	238	72		706		1	12	2		20
Class D	0	0	6		62		0	0	2		22
Class A	53	513	92		896		15	158	16		176
Class C	6	61	13		125		2	18	3		37
Cost of shares redeemed
Institutional Class	(744)	(7,157)	(1,143)		(11,157)		(200)	(2,133)	(117)		(1,259)
I-2	(1,500)	(14,438)	(1,957)		(19,048)		(30)	(322)	(47)		(510)
Class D	0	0	(384	)(a)	(3,708	)(a)	0	0	(101	)(b)	(1,073	)(b)
Class A	(1,134)	(10,929)	(2,020)		(19,725)		(130)	(1,386)	(82)		(877)
Class C	(154)	(1,483)	(285)		(2,781)		(17)	(180)	(47)		(502)
Net increase (decrease) resulting from Fund share transactions	(1,564)	$(15,059)	1,876		$18,443		857	$9,144	254		$2,740

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	87

Notes to Financial Statements (Cont.)

	PIMCO California Short Duration Municipal Income Fund						PIMCO High Yield Municipal Bond Fund
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018				Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	4,058	$39,849	6,880		$67,967		24,192	$219,351	39,718		$357,183
I-2	381	3,733	352		3,476		9,081	82,189	7,381		66,552
Class D	0	0	259		2,561		0	0	5,786		52,088
Class A	266	2,605	1,666	(c)	16,422	(c)	17,250	156,473	28,364	(d)	255,324	(d)
Class C	0	0	0	(i)	0	(i)	1,659	15,035	1,433		12,910
Issued as reinvestment of distributions
Institutional Class	70	685	109		1,079		972	8,819	1,587		14,286
I-2	9	87	14		134		210	1,908	289		2,601
Class D	0	0	2		22		0	0	165		1,485
Class A	16	158	29		289		879	7,974	1,208		10,873
Class C	0	0	0	(i)	2	(i)	110	1,001	232		2,089
Cost of shares redeemed
Institutional Class	(2,825)	(27,714)	(6,096)		(60,208)		(5,606)	(50,737)	(30,679)		(276,332)
I-2	(364)	(3,570)	(299)		(2,950)		(4,034)	(36,471)	(3,566)		(32,092)
Class D	0	0	(508	)(c)	(5,013	)(c)	0	0	(9,961	)(d)	(89,453	)(d)
Class A	(739)	(7,256)	(1,731)		(17,051)		(5,521)	(49,970)	(11,016)		(99,186)
Class C	0	0	(260	)(i)	(2,576	)(i)	(1,077)	(9,762)	(2,765)		(24,836)
Net increase (decrease) resulting from Fund share transactions	872	$8,577	417		$4,154		38,115	$345,810	28,176		$253,492

88	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2018 (Unaudited)

PIMCO Municipal Bond Fund						PIMCO National Intermediate Municipal Bond Fund						PIMCO New York Municipal Bond Fund
Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018				Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018				Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount

5,314	$51,805	6,158		$60,489		916	$9,509	746		$7,846		2,069	$22,972	2,000		$22,447
3,114	30,382	5,707		56,059		149	1,555	841		8,845		529	5,867	486		5,486
0	0	643		6,341		0	0	40		420		0	0	234		2,631
4,233	41,369	8,977	(e)	87,904	(e)	391	4,046	963	(f)	10,142	(f)	3,222	35,793	6,176	(g)	69,212	(g)
400	3,910	622		6,114		9	95	54		552		203	2,253	407		4,570

368	3,593	592		5,803		35	359	41		428		101	1,123	151		1,698
186	1,818	319		3,132		24	245	42		445		21	232	35		390
0	0	30		290		0	0	3		31		0	0	28		312
473	4,619	830		8,135		30	312	48		509		197	2,183	285		3,195
105	1,022	214		2,097		3	33	6		68		16	177	31		348

(3,819)	(37,293)	(3,061)		(30,028)		(245)	(2,540)	(169)		(1,786)		(680)	(7,542)	(1,335)		(14,979)
(1,943)	(18,959)	(3,943)		(38,595)		(379)	(3,934)	(489)		(5,149)		(277)	(3,075)	(380)		(4,266)
0	0	(1,773	)(e)	(17,341	)(e)	0	0	(241	)(f)	(2,519	)(f)	0	0	(1,313	)(g)	(14,604	)(g)
(4,198)	(40,943)	(5,923)		(58,038)		(143)	(1,487)	(853)		(8,991)		(1,358)	(15,102)	(2,306)		(25,893)
(1,285)	(12,540)	(3,548)		(34,603)		(73)	(761)	(155)		(1,634)		(209)	(2,322)	(551)		(6,190)
2,948	$28,783	5,844		$57,759		717	$7,432	877		$9,207		3,834	$42,559	3,948		$44,357

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	89

Notes to Financial Statements (Cont.)

	PIMCO Short Duration Municipal Income Fund
	Six Months Ended 09/30/2018 (Unaudited)		Year Ended 03/31/2018
	Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	2,843	$23,733	3,865		$32,458
I-2	606	5,058	2,538		21,365
Class D	0	0	119		1,004
Class A	3,077	25,703	5,207	(h)	43,841	(h)
Class C	87	723	125		1,054
Issued as reinvestment of distributions
Institutional Class	82	684	103		861
I-2	20	168	40		339
Class D	0	0	2		14
Class A	73	609	125		1,050
Class C	4	33	7		60
Cost of shares redeemed
Institutional Class	(1,436)	(11,975)	(2,520)		(21,177)
I-2	(1,002)	(8,364)	(3,676)		(30,980)
Class D	0	0	(387	)(h)	(3,247	)(h)
Class A	(3,460)	(28,896)	(5,910)		(49,727)
Class C	(140)	(1,169)	(575)		(4,836)
Net increase (decrease) resulting from Fund share transactions	754	$6,307	(937)		$(7,921)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 341 Class D shares in the amount of $3,279 converted into Class A shares of the Fund.
(b)	On March 23, 2018, 75 Class D shares in the amount of $797 converted into Class A shares of the Fund.
(c)	On March 23, 2018, 215 Class D shares in the amount of $2,109 converted into Class A shares of the Fund.
(d)	On March 23, 2018, 5,827 Class D shares in the amount of $52,241 converted into Class A shares of the Fund.
(e)	On March 23, 2018, 963 Class D shares in the amount of $9,356 converted into Class A shares of the Fund.
(f)	On March 23, 2018, 148 Class D shares in the amount of $1,542 converted into Class A shares of the Fund.
(g)	On March 23, 2018, 1,003 Class D shares in the amount of $11,113 converted into Class A shares of the Fund.
(h)	On March 23, 2018, 105 Class D shares in the amount of $876 converted into Class A shares of the Fund.
(j)	Class C Shares liquidated at the close of business on July 28, 2017.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended September 30, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non Related Parties	Related Parties	Non Related Parties	Related Parties
PIMCO California Intermediate Municipal Bond Fund	1	0	19%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2018, the Funds

90	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2018 (Unaudited)

have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of their last fiscal year ended March 31, 2018, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

Expiration of Accumulated Capital Losses
03/31/2019
PIMCO California Intermediate Municipal Bond Fund	$397
PIMCO California Municipal Bond Fund	0
PIMCO California Short Duration Municipal Income Fund	81
PIMCO High Yield Municipal Bond Fund	941
PIMCO Municipal Bond Fund	2,823
PIMCO National Intermediate Municipal Bond Fund	0
PIMCO New York Municipal Bond Fund	776
PIMCO Short Duration Municipal Income Fund	55

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO California Intermediate Municipal Bond Fund	$1,979	$0
PIMCO California Municipal Bond Fund	193	0
PIMCO California Short Duration Municipal Income Fund	4,436	194
PIMCO High Yield Municipal Bond Fund	2,743	0
PIMCO Municipal Bond Fund	14,009	1,294
PIMCO National Intermediate Municipal Bond Fund	1,026	321
PIMCO New York Municipal Bond Fund	1,528	0
PIMCO Short Duration Municipal Income Fund	7,239	1,200

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO California Intermediate Municipal Bond Fund	$126,591	$3,031	$(362)	$2,669
PIMCO California Municipal Bond Fund	25,036	314	(188)	126
PIMCO California Short Duration Municipal Income Fund	141,758	132	(490)	(358)
PIMCO High Yield Municipal Bond Fund	1,394,337	46,941	(13,507)	33,434
PIMCO Municipal Bond Fund	752,938	31,546	(2,327)	29,219
PIMCO National Intermediate Municipal Bond Fund	78,204	1,267	(212)	1,055
PIMCO New York Municipal Bond Fund	275,100	6,051	(1,913)	4,138
PIMCO Short Duration Municipal Income Fund	189,451	278	(670)	(392)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	91

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Index/Spread Abbreviations:
MUNIPSA	SIFMA Municipal Swap Index	US0001M	1 Month USD Swap Rate	US0003M	3 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	BHAC	Berkshire Hathaway Assurance Corporation	MBIA	Municipal Bond Investors Assurance
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	CR	Custodial Receipts	PSF	Public School Fund
BAM	Build America Mutual Assurance	FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
TBA	To-Be-Announced

92	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 20-21, 2018, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2019. The Board also considered and unanimously approved the renewal of the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2019. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates, each for an additional one-year term through August 31, 2019.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received information on matters related to the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2018 meeting. The Independent Trustees also conducted several in-person meetings with counsel to the Trust and the Independent Trustees, including one on July 18, 2018, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement. In connection with its review of the Agreements, the Board received comparative information on the performance and the fees and expenses of other peer group funds and share classes. The Board also requested and received supplemental information regarding, among other information: business strategy with regard to certain funds, fund performance, the expense structure of certain funds and competitive comparisons of the total expense ratios of certain funds and classes, and historical changes to advisory and supervisory and administrative fees and related information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	93

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of certain applicable Funds.

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2017, including, but not limited to upgrading the global network and infrastructure to support trading and risk management systems; enhancing and continuing to expand capabilities within the pre-trade compliance platform; enhancing flexible client reporting capabilities to support increased differentiation within local markets; developing new application and database frameworks to support new trading strategies; expanding proprietary applications suites to enrich capabilities across Compliance, Analytics, Risk Management, Client Reporting, Attribution and Customer Relationship management; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program and global business continuity functions; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; engaging a third party service provider to implement the SEC reporting modernization regime; expanding the Fund Treasurer’s Office; enhancing a proprietary application to provide portfolio managers with more timely and high quality income reporting; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; upgrading a proprietary application to allow shareholder subscription and redemption data to pass to portfolio managers more quickly and efficiently; and continuing to expand the pricing portal and the proprietary performance reconciliation tool. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research

94	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

Affiliates providing asset allocation or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and provided by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 and other performance data, as available, over short- and long-term periods ended June 30, 2018 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2018 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 20-21, 2018 meeting. The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective Lipper medians on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of March 31, 2018, 75%, 71% and 99% of the Funds’ assets (based on Institutional Class performance) outperformed their relative Lipper category median on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Funds (based on Institutional Class performance) outperformed their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods ended March 31, 2018. The Board also noted that, as of June 30, 2018, 91%, 87% and 93% of the Funds’ assets (based on Institutional Class performance) outperformed their relative benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods, respectively. The Board considered that, according to the Lipper Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net of fees basis over certain short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds over short- and long-term periods. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	95

Approval of Investment Advisory Contract and Other Agreements (Cont.)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Broadridge that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective wholly-owned subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate, and noted in particular, the proposed reduction in advisory fees for certain Funds, as discussed below.

The Board also reviewed data comparing the Funds’ advisory fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and sub-advised clients with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than

PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Broadridge. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets

96	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Broadridge, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board then discussed the proposal to reduce the advisory fee for PIMCO Strategic Bond Fund by 15 basis points and waive the Fund’s supervisory and administrative fee by five basis points for each share class of the Fund for an initial term from October 1, 2018 through July 31, 2021. The Board considered that the purpose of the proposal is to reflect recent changes to the Fund’s strategy and realign its position.

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the PIMCO Strategic Bond Fund after the proposals to decrease its fees, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year under both the adjusted asset profitability method (formerly known as the “difficulty factor” method) and the profit and loss method, which were each utilized to calculate profitability. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to PIMCO’s relationship with the Funds were within the ranges of publicly traded fund companies reported by Broadridge and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics, senior management supervision, governance and oversight of those services, and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a

SEMIANNUAL REPORT	SEPTEMBER 30, 2018	97

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted, for example, that the Total Return Fund, which experienced significant outflows over the past few years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

98	PIMCO TAX-EFFICIENT STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4009SAR_093018

Item 2.	Code of Ethics.

  The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

  The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

  The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

  The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund and PIMCO Income Fund) is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Consolidated Schedule of Investments PIMCO Total Return Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Altice France S.A.
6.158% (LIBOR03M + 4.000%) due 08/14/2026 ~		$11,900	$11,821
Dubai World
1.750% - 2.000% (LIBOR03M + 2.000%) due 09/30/2022 ~		11,603	10,926
HCA, Inc.
4.242% (LIBOR03M + 2.000%) due 03/13/2025 ~		2,952	2,978
Hotel (PL Property) Ltd.
2.653% due 02/07/2023 «(m)	GBP	36,000	46,981
Marriott Ownership Resorts, Inc.
4.492% (LIBOR03M + 2.250%) due 08/29/2025 ~		$2,800	2,829
MGM Growth Properties Operating Partnership LP
4.242% (LIBOR03M + 2.000%) due 03/21/2025 ~		23,888	23,945
Ply Gem Industries, Inc.
6.087% (LIBOR03M + 3.750%) due 04/12/2025 ~		3,500	3,527
Post Holdings, Inc.
4.212% - 4.220% (LIBOR03M + 2.000%) due 05/24/2024 ~		4,246	4,252
Project Bull
4.131% (LIBOR03M + 2.000%) due 03/10/2020 «~		100,210	100,335
Qatar National Bank SAQ
3.234% due 12/22/2020 «		60,000	59,400
State Of Qatar
3.303% (LIBOR03M + 0.800%) due 12/21/2020 «~		40,000	39,800
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		19,200	18,624
Swissport Investments S.A.
4.750% (EUR003M + 4.750%) due 02/08/2022 ~	EUR	9,922	11,625
Tawny Funding S.A.
3.150% due 03/16/2023 «(m)		200,000	231,820
Toyota Motor Credit Corp.
2.966% (LIBOR03M + 0.580%) due 09/28/2020 «~		$23,800	23,716
Verifone Systems, Inc.
6.322% (LIBOR03M + 4.000%) due 08/20/2025 ~		9,400	9,472
Wyndham Hotels & Resorts, Inc.
3.992% (LIBOR03M + 1.750%) due 05/30/2025 ~		1,500	1,506

Total Loan Participations and Assignments (Cost $606,182)			603,557

CORPORATE BONDS & NOTES 33.1%
BANKING & FINANCE 25.6%
ABN AMRO Bank NV
2.881% (US0003M + 0.570%) due 08/27/2021 ~		5,400	5,419
AerCap Ireland Capital DAC
3.750% due 05/15/2019		400	402
3.950% due 02/01/2022		200	200
4.250% due 07/01/2020		18,500	18,694
4.450% due 10/01/2025		19,400	19,216
4.500% due 05/15/2021		4,200	4,268
4.625% due 10/30/2020		13,400	13,662
African Development Bank
2.524% (US0003M + 0.190%) due 06/15/2020 ~		14,500	14,545

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
AIA Group Ltd.
2.858% (US0003M + 0.520%) due 09/20/2021 ~		$9,800	$9,822
AIG Global Funding
3.350% due 06/25/2021		9,100	9,053
Air Lease Corp.
2.500% due 03/01/2021		3,380	3,303
3.750% due 02/01/2022		1,100	1,103
Aircastle Ltd.
5.500% due 02/15/2022		2,500	2,600
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		26,300	26,419
4.000% due 01/15/2024		1,500	1,505
Ally Financial, Inc.
3.500% due 01/27/2019		69,457	69,544
8.000% due 03/15/2020		23,806	25,341
Ambac LSNI LLC
7.396% due 02/12/2023 •		30,695	31,117
American Express Co.
3.375% due 05/17/2021		61,890	61,958
3.400% due 02/27/2023		69,600	68,580
3.700% due 08/03/2023		11,700	11,650
American Homes 4 Rent LP
4.250% due 02/15/2028		7,678	7,355
American International Group, Inc.
3.750% due 07/10/2025		17,000	16,577
4.875% due 06/01/2022		15	16
5.750% due 04/01/2048 •		3,500	3,408
American Tower Corp.
2.250% due 01/15/2022		1,600	1,528
2.800% due 06/01/2020		1,704	1,689
Australia & New Zealand Banking Group Ltd.
2.772% (US0003M + 0.460%) due 05/17/2021 ~		35,900	35,987
3.300% due 05/17/2021		82,600	82,261
Aviation Capital Group LLC
3.875% due 05/01/2023		77,200	76,436
4.125% due 08/01/2025		28,400	27,926
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		4,950	4,918
Banco do Brasil S.A.
6.000% due 01/22/2020		4,700	4,829
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	20,600	7,295
Bank of America Corp.
2.151% due 11/09/2020		$7,900	7,733
2.625% due 04/19/2021		16,600	16,333
2.881% due 04/24/2023 •		26,600	25,874
2.987% (US0003M + 0.650%) due 10/01/2021 ~		17,550	17,661
3.106% (US0003M + 0.790%) due 03/05/2024 ~		144,600	144,613
3.300% due 01/11/2023		24,665	24,309
3.342% (US0003M + 1.000%) due 04/24/2023 ~		65,400	66,304
3.419% due 12/20/2028 •		86,962	81,664
3.499% due 05/17/2022 •		17,280	17,276
3.550% due 03/05/2024 •		172,800	170,878
3.762% (US0003M + 1.420%) due 04/19/2021 ~		17,620	18,128
3.864% due 07/23/2024 •		66,490	66,516
4.000% due 04/01/2024		7,130	7,197
4.100% due 07/24/2023		28,890	29,427
4.125% due 01/22/2024		20,499	20,835
Banque Federative du Credit Mutuel S.A.
3.308% (US0003M + 0.960%) due 07/20/2023 ~		9,700	9,772
3.750% due 07/20/2023		25,800	25,657
Barclays Bank PLC
6.750% due 05/22/2019		11,753	12,042
7.625% due 11/21/2022 (l)		116,620	126,635
10.000% due 05/21/2021	GBP	3,100	4,781
10.179% due 06/12/2021		$225,752	257,310
14.000% due 06/15/2019 •(k)	GBP	367,534	518,261
Barclays PLC
3.200% due 08/10/2021 (n)		$36,500	35,857
3.684% due 01/10/2023		45,200	44,052
3.956% (US0003M + 1.625%) due 01/10/2023 ~		49,400	50,234
4.337% due 01/10/2028		7,500	7,106
4.338% due 05/16/2024 •		1,900	1,878

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.451% (US0003M + 2.110%) due 08/10/2021 ~		$62,000	$64,329
6.500% due 09/15/2019 •(k)(l)	EUR	4,100	4,915
7.750% due 09/15/2023 •(k)(l)		$21,600	21,708
8.250% due 12/15/2018 •(k)(l)		500	505
BBVA Bancomer S.A.
6.500% due 03/10/2021 (n)		119,600	125,221
7.250% due 04/22/2020 (n)		5,000	5,228
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	10,974
5.375% due 07/24/2023		29,000	29,022
Blackstone CQP Holdco LP
6.000% due 08/18/2021		49,760	50,003
6.500% due 03/20/2021		342,500	345,217
BNG Bank NV
2.500% due 02/28/2020		32,800	32,611
Boston Properties LP
3.200% due 01/15/2025		2,100	2,011
BPCE S.A.
4.000% due 09/12/2023		73,800	72,885
Branch Banking & Trust Co.
1.450% due 05/10/2019		3,050	3,029
BRFkredit A/S
1.000% due 10/01/2018	DKK	139,000	21,644
2.000% due 10/01/2018		150,000	23,358
Brixmor Operating Partnership LP
3.900% due 03/15/2027		$490	465
4.125% due 06/15/2026		10,000	9,706
Capital One Financial Corp.
2.789% (US0003M + 0.450%) due 10/30/2020 ~		49,300	49,216
3.450% due 04/30/2021		39,800	39,779
4.250% due 04/30/2025		49,080	48,928
CBL & Associates LP
5.950% due 12/15/2026		4,800	3,996
CC Holdings GS LLC
3.849% due 04/15/2023		1,500	1,491
Charles Schwab Corp.
2.650% due 01/25/2023		4,000	3,872
CIT Group, Inc.
5.375% due 05/15/2020		900	927
Citibank N.A.
2.663% (US0003M + 0.320%) due 05/01/2020 ~		139,900	140,161
3.050% due 05/01/2020		151,200	150,879
3.400% due 07/23/2021		29,200	29,203
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		13,361	14,078
Citigroup, Inc.
2.050% due 06/07/2019		57,300	57,028
2.350% due 08/02/2021		28,900	28,020
2.450% due 01/10/2020		65,400	64,858
2.650% due 10/26/2020		29,099	28,723
2.700% due 03/30/2021		65,300	64,206
2.750% due 04/25/2022		62,000	60,270
3.121% (US0003M + 0.790%) due 01/10/2020 ~		15,900	16,013
3.200% due 10/21/2026		4,300	4,018
3.247% (US0003M + 0.930%) due 06/07/2019 ~		119,800	120,451
3.295% (US0003M + 0.960%) due 04/25/2022 ~		70,000	70,732
3.344% (US0003M + 1.023%) due 06/01/2024 ~		105,600	106,188
3.576% (US0003M + 1.250%) due 07/01/2026 ~		5,000	5,047
3.751% (US0003M + 1.430%) due 09/01/2023 ~		16,626	17,028
3.766% (US0003M + 1.380%) due 03/30/2021 ~		72,200	73,945
3.887% due 01/10/2028 •		92,900	90,224
4.044% due 06/01/2024 •		6,265	6,295

2	See Accompanying Notes

September 30, 2018

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CNH Industrial Capital LLC
3.875% due 10/15/2021		$200	$200
Commonwealth Bank of Australia
1.750% due 11/02/2018		1,000	999
Compass Bank
3.061% (US0003M + 0.730%) due 06/11/2021 ~		72,350	72,515
3.500% due 06/11/2021		109,800	109,307
Cooperatieve Rabobank UA
3.125% due 04/26/2021		4,000	3,974
3.875% due 09/26/2023		25,500	25,438
4.375% due 08/04/2025		46,000	45,599
5.500% due 06/29/2020 •(k)(l)	EUR	45,721	56,006
6.625% due 06/29/2021 •(k)(l)		12,000	15,500
6.875% due 03/19/2020 (l)		12,500	15,900
Corporate Office Properties LP
5.000% due 07/01/2025		$28,500	29,002
Credit Suisse AG
6.500% due 08/08/2023 (l)		12,600	13,483
Credit Suisse Group AG
4.207% due 06/12/2024 •		4,500	4,488
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		3,900	3,867
3.125% due 12/10/2020		25,400	25,207
3.450% due 04/16/2021		37,000	36,870
3.750% due 03/26/2025		51,600	49,818
3.800% due 09/15/2022		125,529	124,937
3.800% due 06/09/2023		93,900	92,901
4.623% (US0003M + 2.290%) due 04/16/2021 ~		154,250	160,992
Crown Castle International Corp.
5.250% due 01/15/2023		21,541	22,597
Daiwa Securities Group, Inc.
3.129% due 04/19/2022		40,300	39,317
Deutsche Bank AG
2.850% due 05/10/2019		55,400	55,260
3.162% (US0003M + 0.815%) due 01/22/2021 ~		104,600	103,411
3.307% (US0003M + 0.970%) due 07/13/2020 ~		95,700	95,355
3.375% due 05/12/2021		31,400	30,839
3.505% (US0003M + 1.190%) due 11/16/2022 ~		84,300	82,721
3.950% due 02/27/2023		87,400	84,935
4.250% due 10/14/2021		254,700	253,707
4.251% (US0003M + 1.910%) due 05/10/2019 ~		107,299	107,914
Dexia Credit Local S.A.
2.375% due 09/20/2022 (n)		167,300	161,561
2.500% due 01/25/2021 (n)		66,450	65,494
Digital Realty Trust LP
3.400% due 10/01/2020		20,000	20,028
3.950% due 07/01/2022		28,100	28,294
4.450% due 07/15/2028		52,890	52,918
4.750% due 10/01/2025		10,000	10,262
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	17,397	19,088
EPR Properties
4.950% due 04/15/2028		$17,780	17,494
Equinix, Inc.
2.875% due 03/15/2024	EUR	17,900	21,081
ERP Operating LP
2.850% due 11/01/2026		$5,900	5,469
Essex Portfolio LP
3.500% due 04/01/2025		6,100	5,901
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		7,600	7,524
Ford Motor Credit Co. LLC
2.343% due 11/02/2020		5,975	5,811
2.943% due 01/08/2019		11,300	11,312
3.157% due 08/04/2020		16,700	16,545
3.164% (US0003M + 0.830%) due 03/12/2019 ~		10,000	10,011
3.168% due 08/12/2019 •		4,700	4,707
3.200% due 01/15/2021		42,342	41,735

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.296% (US0003M + 0.930%) due 09/24/2020 ~		$20,990	$21,020
3.336% due 03/18/2021		45,700	45,077
3.549% (US0003M + 1.235%) due 02/15/2023 ~		20,400	20,299
3.656% (US0003M + 1.270%) due 03/28/2022 ~		4,040	4,037
3.919% (US0003M + 1.580%) due 01/08/2019 ~		52,600	52,773
GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	5,022
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	104,554	80,532
General Motors Financial Co., Inc.
2.450% due 11/06/2020		$202,800	198,858
2.881% (US0003M + 0.540%) due 11/06/2020 ~		202,800	202,385
3.150% due 01/15/2020		800	799
3.200% due 07/13/2020		53,821	53,685
3.267% (US0003M + 0.930%) due 04/13/2020 ~		32,800	33,012
3.500% due 07/10/2019		24,735	24,842
4.200% due 03/01/2021		11,902	12,056
Glitnir Banki HF
0.000% due 12/31/2030 «	EUR	27	1
Goldman Sachs Bank USA
3.200% due 06/05/2020		$5,400	5,416
Goldman Sachs Group, Inc.
2.750% due 09/15/2020		25,999	25,730
2.876% due 10/31/2022 •		65,500	63,934
3.060% (US0003M + 0.750%) due 02/23/2023 ~		81,900	82,274
3.122% (US0003M + 0.780%) due 10/31/2022 ~		31,800	31,967
3.200% due 02/23/2023		30,100	29,463
3.500% due 01/23/2025		10,100	9,787
3.507% (US0003M + 1.160%) due 04/23/2020 ~		30,964	31,364
3.534% (US0003M + 1.200%) due 09/15/2020 ~		25,000	25,400
3.850% due 07/08/2024		16,113	16,027
4.000% due 03/03/2024		10,461	10,495
4.081% (US0003M + 1.770%) due 02/25/2021 ~		100,000	103,230
5.250% due 07/27/2021		1,100	1,152
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		5,500	5,148
GSPA Monetization Trust
6.422% due 10/09/2029		16,704	18,902
Harley-Davidson Financial Services, Inc.
2.850% due 01/15/2021		2,700	2,651
3.550% due 05/21/2021		32,500	32,365
HCP, Inc.
4.000% due 12/01/2022		29,900	29,978
Hospitality Properties Trust
4.250% due 02/15/2021		56,100	56,544
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	39
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~		31,900	31,969
2.984% (US0003M + 0.650%) due 09/11/2021 ~(n)		133,700	133,908
3.400% due 03/08/2021		32,500	32,431
3.837% (US0003M + 1.500%) due 01/05/2022 ~		69,000	70,839
3.950% due 05/18/2024 •		18,700	18,585
4.300% due 03/08/2026		8,300	8,267
4.567% (US0003M + 2.240%) due 03/08/2021 ~		49,699	51,856
5.875% due 09/28/2026 •(k)(l)	GBP	29,600	38,870
ING Bank NV
2.625% due 12/05/2022		$48,200	46,870
ING Groep NV
3.536% (US0003M + 1.150%) due 03/29/2022 ~		12,100	12,292
4.100% due 10/02/2023 (c)		36,500	36,511
International Lease Finance Corp.
6.250% due 05/15/2019		2,900	2,957
8.625% due 01/15/2022		5,700	6,482
Jackson National Life Global Funding
3.300% due 06/11/2021		14,800	14,740
Jefferies Finance LLC
7.375% due 04/01/2020		200	204

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
John Deere Capital Corp.
2.867% (US0003M + 0.550%) due 06/07/2023 ~		$15,490	$15,561
JPMorgan Chase & Co.
2.250% due 01/23/2020		8,199	8,116
2.400% due 06/07/2021		8,800	8,582
2.550% due 10/29/2020		9,700	9,565
2.550% due 03/01/2021		23,700	23,281
2.750% due 06/23/2020		67,575	67,082
2.776% due 04/25/2023 •(n)		8,500	8,259
2.947% (US0003M + 0.610%) due 06/18/2022 ~		80,780	80,989
3.235% (US0003M + 0.900%) due 04/25/2023 ~		66,300	66,953
3.237% (US0003M + 0.890%) due 07/23/2024 ~(n)		106,400	106,836
3.250% due 09/23/2022		5	5
3.300% due 04/01/2026		100	96
3.514% due 06/18/2022 •		40,700	40,755
3.625% due 05/13/2024		1,700	1,688
3.797% due 07/23/2024 •		36,790	36,785
3.801% (US0003M + 1.480%) due 03/01/2021 ~		15,000	15,403
3.875% due 02/01/2024		10,650	10,733
JPMorgan Chase Bank N.A.
2.545% (US0003M + 0.230%) due 09/01/2020 ~		56,300	56,399
2.588% (US0003M + 0.250%) due 02/13/2020 ~		89,300	89,353
2.675% (US0003M + 0.340%) due 04/26/2021 ~		140,700	140,860
3.086% due 04/26/2021 •(n)		237,825	237,229
Kilroy Realty LP
4.375% due 10/01/2025		5,400	5,391
Kimco Realty Corp.
2.700% due 03/01/2024		10,400	9,695
3.300% due 02/01/2025		3,700	3,514
Liberty Property LP
4.750% due 10/01/2020		75	77
Lifestorage LP
3.500% due 07/01/2026		8,900	8,267
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		23,500	24,439
Lloyds Bank PLC
6.500% due 09/14/2020		100	105
7.500% due 04/02/2032 Ø		43,800	33,928
12.000% due 12/16/2024 •(k)		432,745	530,760
Lloyds Banking Group PLC
0.625% due 01/15/2024 •	EUR	11,255	12,681
1.000% due 11/09/2023		38,500	43,909
3.000% due 10/11/2018 (m)		$22,500	22,501
3.000% due 02/04/2019 (m)		17,500	17,455
3.153% (US0003M + 0.800%) due 06/21/2021 ~		39,800	39,928
3.331% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	7,120
3.536% due 09/04/2019 (m)		$14,161	14,149
3.536% due 09/02/2020 (m)		14,161	14,135
3.536% due 09/02/2021 (m)		14,161	14,121
4.000% due 03/07/2025	AUD	24,600	17,723
4.050% due 08/16/2023		$34,500	34,276
7.000% due 06/27/2019 •(k)(l)	GBP	800	1,061
7.625% due 06/27/2023 •(k)(l)		25,200	35,607
Metropolitan Life Global Funding
2.769% (US0003M + 0.430%) due 12/19/2018 ~		$25,000	25,022
3.450% due 12/18/2026		14,000	13,691
Mid-America Apartments LP
4.200% due 06/15/2028		1,300	1,294

See Accompanying Notes	3

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Mitsubishi UFJ Financial Group, Inc.
2.985% (US0003M + 0.650%) due 07/26/2021 ~		$4,700	$4,722
3.061% (US0003M + 0.740%) due 03/02/2023 ~		98,400	98,755
3.455% due 03/02/2023		111,100	109,706
3.535% due 07/26/2021		14,000	14,027
4.201% (US0003M + 1.880%) due 03/01/2021 ~		4,853	5,013
Mizuho Financial Group, Inc.
3.106% (US0003M + 0.790%) due 03/05/2023 ~		111,100	111,213
3.549% due 03/05/2023		116,400	115,154
3.922% due 09/11/2024 •		80,800	80,346
Morgan Stanley
2.450% due 02/01/2019		35,000	34,980
2.500% due 04/21/2021		20,200	19,742
2.891% (US0003M + 0.550%) due 02/10/2021 ~		129,800	130,241
3.119% (US0003M + 0.800%) due 02/14/2020 ~		83,980	84,183
3.125% due 07/27/2026		2,800	2,610
3.528% (US0003M + 1.180%) due 01/20/2022 ~		70,825	71,839
3.737% due 04/24/2024 •		107,900	107,247
3.747% (US0003M + 1.400%) due 04/21/2021 ~		1,788	1,834
5.500% due 01/26/2020		100	103
5.625% due 09/23/2019		200	205
Nasdaq, Inc.
2.756% (US0003M + 0.390%) due 03/22/2019 ~		35,600	35,644
National Australia Bank Ltd.
2.250% due 03/16/2021		17,100	16,692
3.625% due 06/20/2023		25,600	25,497
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		165	226
Nationwide Building Society
3.766% due 03/08/2024 •		166,700	162,784
4.363% due 08/01/2024 •		41,820	41,633
6.875% due 06/20/2019 •(k)(l)	GBP	2,700	3,595
Navient Corp.
5.875% due 03/25/2021		$900	924
6.625% due 07/26/2021		500	523
8.000% due 03/25/2020		1,000	1,060
Nissan Motor Acceptance Corp.
3.227% (US0003M + 0.890%) due 01/13/2022 ~		1,700	1,718
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2018	DKK	2,294,100	357,214
NTT Finance Corp.
1.900% due 07/21/2021		$6,800	6,523
Nykredit Realkredit A/S
1.000% due 10/01/2018	DKK	10,164,900	1,582,775
2.000% due 10/01/2018		100,000	15,572
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	33,753
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	90,308
ORIX Corp.
2.650% due 04/13/2021		2,500	2,426
Oversea-Chinese Banking Corp. Ltd.
2.762% (US0003M + 0.450%) due 05/17/2021 ~		53,400	53,646
Pinnacol Assurance
8.625% due 06/25/2034 «(m)		15,000	15,654
Piper Jaffray Cos.
5.060% due 10/09/2018		70,000	70,025

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Preferred Term Securities Ltd.
2.644% (US0003M + 0.310%) due 12/22/2036 ~		$30,113	$28,080
Public Storage
2.370% due 09/15/2022		13,000	12,493
QNB Finance Ltd.
3.788% (US0003M + 1.450%) due 08/11/2021 ~		26,200	26,121
Reckson Operating Partnership LP
7.750% due 03/15/2020		400	423
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.200% due 09/23/2019		9,995	9,930
2.300% due 03/22/2021		62,100	60,755
Royal Bank of Scotland Group PLC
2.000% due 03/08/2023 •	EUR	16,949	20,175
2.500% due 03/22/2023		19,200	23,358
3.875% due 09/12/2023		$54,200	52,720
3.923% (US0003M + 1.550%) due 06/25/2024 ~		76,900	77,441
4.519% due 06/25/2024 •		44,600	44,514
4.892% due 05/18/2029 •		38,100	37,911
7.500% due 08/10/2020 •(k)(l)		7,600	7,800
7.648% due 09/30/2031 •(k)		13,890	17,449
8.625% due 08/15/2021 •(k)(l)		12,200	13,100
Santander UK Group Holdings PLC
2.875% due 10/16/2020		10,000	9,878
2.875% due 08/05/2021		61,439	59,865
3.125% due 01/08/2021		8,900	8,798
Santander UK PLC
2.500% due 03/14/2019		10,375	10,369
3.400% due 06/01/2021		43,600	43,446
SBA Tower Trust
2.877% due 07/10/2046		13,500	13,292
Skandinaviska Enskilda Banken AB
2.375% due 03/25/2019		5,600	5,588
2.742% (US0003M + 0.430%) due 05/17/2021 ~(n)		152,100	152,367
3.250% due 05/17/2021 (n)		124,700	123,938
SL Green Operating Partnership LP
3.345% (US0003M + 0.980%) due 08/16/2021 ~		2,100	2,103
SL Green Realty Corp.
4.500% due 12/01/2022		850	860
SMBC Aviation Capital Finance DAC
4.125% due 07/15/2023		1,300	1,303
Societe Generale S.A.
4.250% due 09/14/2023		72,850	72,669
Springleaf Finance Corp.
6.000% due 06/01/2020		100	103
6.125% due 05/15/2022		36,020	37,218
6.875% due 03/15/2025		41,090	41,172
8.250% due 12/15/2020		84,699	92,428
Sumitomo Mitsui Banking Corp.
2.450% due 01/16/2020		5,500	5,451
2.514% due 01/17/2020		1,000	992
2.686% (US0003M + 0.350%) due 01/17/2020 ~		32,400	32,465
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		1,899	1,874
3.482% (US0003M + 1.140%) due 10/19/2021 ~		18,400	18,719
4.007% (US0003M + 1.680%) due 03/09/2021 ~		3,300	3,398
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019		14,300	14,261
2.833% (US0003M + 0.510%) due 03/06/2019 ~		32,000	32,048
3.243% (US0003M + 0.910%) due 10/18/2019 ~		37,300	37,576
Svenska Handelsbanken AB
2.782% (US0003M + 0.470%) due 05/24/2021 ~		45,500	45,661
3.350% due 05/24/2021		99,150	99,022
Swedbank AB
2.375% due 02/27/2019		3,000	2,997
Synchrony Bank
3.650% due 05/24/2021		18,900	18,742
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	13,565	19,624

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.661% due 10/13/2041	GBP	8,367	$12,411
5.744% due 04/13/2040		8,973	13,396
5.801% due 10/13/2040		23,182	34,866
Toronto-Dominion Bank
2.250% due 03/15/2021		$39,400	38,486
2.500% due 01/18/2023		37,300	36,305
Toyota Motor Credit Corp.
2.712% due 05/17/2022 •		54,000	54,144
U.S. Bank N.A.
2.592% (US0003M + 0.250%) due 07/24/2020 ~		83,850	84,043
2.655% (US0003M + 0.320%) due 04/26/2021 ~		54,000	54,218
3.050% due 07/24/2020		84,500	84,422
3.150% due 04/26/2021		37,900	37,841
3.400% due 07/24/2023		76,500	76,215
UBS AG
2.631% (US0003M + 0.320%) due 05/28/2019 ~		72,000	72,121
2.637% due 12/07/2018 •		171,000	171,078
2.801% (US0003M + 0.480%) due 12/01/2020 ~(n)		67,800	67,934
2.907% due 06/08/2020 •		254,600	255,780
3.171% (US0003M + 0.850%) due 06/01/2020 ~		14,100	14,234
5.125% due 05/15/2024 (l)		300	304
7.625% due 08/17/2022 (l)		35,249	39,356
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		11,800	11,410
2.950% due 09/24/2020		19,999	19,814
3.000% due 04/15/2021		106,555	105,005
3.873% due 02/01/2022 •		17,300	17,804
4.119% due 04/14/2021 •		184,300	190,106
4.125% due 09/24/2025		14,800	14,714
4.125% due 04/15/2026		43,200	42,861
UDR, Inc.
4.000% due 10/01/2025		200	200
Unigel Luxembourg S.A.
10.500% due 01/22/2024		30,600	31,289
United Overseas Bank Ltd.
2.827% (US0003M + 0.480%) due 04/23/2021 ~		26,200	26,258
3.200% due 04/23/2021		7,200	7,155
VEREIT Operating Partnership LP
4.875% due 06/01/2026		4,500	4,546
Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	8,600	10,010
Washington Prime Group LP
5.950% due 08/15/2024 (n)		$105,566	99,841
WEA Finance LLC
3.150% due 04/05/2022		10,600	10,398
3.250% due 10/05/2020		25,000	24,926
3.750% due 09/17/2024		12,300	12,120
Wells Fargo & Co.
2.150% due 01/30/2020		1,500	1,482
3.000% due 02/19/2025		9,300	8,815
3.572% (US0003M + 1.230%) due 10/31/2023 ~		50,100	51,121
6.104% (US0003M + 3.770%) due 12/15/2018 ~(k)		117,300	119,023
Wells Fargo Bank N.A.
2.847% (US0003M + 0.500%) due 07/23/2021 ~		12,850	12,884
2.973% (US0003M + 0.650%) due 12/06/2019 ~		66,300	66,699
3.325% due 07/23/2021 •		28,900	28,873
3.550% due 08/14/2023		35,300	35,149
Westpac Banking Corp.
2.594% (US0003M + 0.280%) due 05/15/2020 ~		48,200	48,277
WP Carey, Inc.
4.600% due 04/01/2024		3,100	3,129

			17,763,771

4	See Accompanying Notes

September 30, 2018

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INDUSTRIALS 5.2%
AbbVie, Inc.
2.900% due 11/06/2022		$12,024	$11,690
Activision Blizzard, Inc.
2.600% due 06/15/2022		5,300	5,137
Allergan Finance LLC
3.250% due 10/01/2022		7,751	7,616
Allergan Funding SCS
3.450% due 03/15/2022		17,201	17,105
Allergan Sales LLC
5.000% due 12/15/2021		2,500	2,594
Alphabet, Inc.
3.375% due 02/25/2024		1,400	1,410
Altice Financing S.A.
7.500% due 05/15/2026		66,000	64,515
Altice France S.A.
7.375% due 05/01/2026		50,700	50,943
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,212	6,047
7.750% due 05/15/2022		$4,300	4,201
Amazon.com, Inc.
2.400% due 02/22/2023		15,300	14,721
American Airlines Pass-Through Trust
3.000% due 04/15/2030		10,796	10,096
3.250% due 04/15/2030		8,436	7,938
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		9,535	9,423
AP Moller - Maersk A/S
3.750% due 09/22/2024		2,200	2,124
Apple, Inc.
3.000% due 06/20/2027		1,000	952
Bacardi Ltd.
4.450% due 05/15/2025		19,000	18,961
BAT Capital Corp.
2.297% due 08/14/2020		56,900	55,784
2.764% due 08/15/2022		12,800	12,343
2.909% due 08/14/2020 •		86,100	86,428
3.194% (US0003M + 0.880%) due 08/15/2022 ~		85,400	86,121
3.222% due 08/15/2024		11,700	11,163
BAT International Finance PLC
1.625% due 09/09/2019		6,300	6,210
2.750% due 06/15/2020		29,900	29,599
Baxalta, Inc.
3.600% due 06/23/2022		1,489	1,480
Bayer U.S. Finance LLC
2.750% due 07/15/2021		800	780
3.003% (US0003M + 0.630%) due 06/25/2021 ~		17,400	17,474
3.344% (US0003M + 1.010%) due 12/15/2023 ~		12,600	12,630
3.500% due 06/25/2021		5,700	5,690
3.875% due 12/15/2023		1,800	1,790
4.250% due 12/15/2025		8,000	7,947
Becton Dickinson and Co.
2.133% due 06/06/2019		19,700	19,587
BMW U.S. Capital LLC
1.500% due 04/11/2019		6,100	6,062
Boston Scientific Corp.
6.000% due 01/15/2020		700	725
Broadcom Corp.
2.375% due 01/15/2020		7,400	7,315
3.625% due 01/15/2024		23,400	22,720
Campbell Soup Co.
3.300% due 03/15/2021		40,300	39,937
3.650% due 03/15/2023		36,600	35,926
3.950% due 03/15/2025		17,000	16,453
4.150% due 03/15/2028		35,200	33,572
Centene Corp.
5.375% due 06/01/2026		30,000	30,825
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		10,890	10,793
Charter Communications Operating LLC
3.579% due 07/23/2020		25,899	25,925
3.986% (US0003M + 1.650%) due 02/01/2024 ~		63,000	64,254
4.464% due 07/23/2022		60,000	61,045
4.908% due 07/23/2025		50,800	51,631
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022		1,180	1,439
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022 «		501	529
Corning, Inc.
2.900% due 05/15/2022		5	5

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CRH America Finance, Inc.
3.950% due 04/04/2028	$18,900	$18,338
4.500% due 04/04/2048	6,900	6,345
CVS Health Corp.
3.125% due 03/09/2020	1,800	1,801
3.350% due 03/09/2021	1,100	1,099
3.700% due 03/09/2023	104,900	104,537
4.300% due 03/25/2028	56,000	55,554
CVS Pass-Through Trust
8.353% due 07/10/2031	213	257
Daimler Finance North America LLC
1.750% due 10/30/2019	3,700	3,647
2.000% due 07/06/2021	1,600	1,537
2.768% (US0003M + 0.430%) due 02/12/2021 ~	7,500	7,507
2.891% (US0003M + 0.550%) due 05/04/2021 ~	70,400	70,667
3.100% due 05/04/2020	57,300	57,139
3.181% (US0003M + 0.840%) due 05/04/2023 ~	57,400	57,663
3.350% due 05/04/2021	131,300	130,809
3.700% due 05/04/2023	21,600	21,510
Dell International LLC
4.420% due 06/15/2021	115,500	117,283
5.450% due 06/15/2023	80,000	84,114
Delta Air Lines, Inc.
3.400% due 04/19/2021	12,300	12,230
3.625% due 03/15/2022	6,980	6,898
DISH DBS Corp.
7.875% due 09/01/2019	800	830
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020	700	690
2.934% (US0003M + 0.600%) due 06/15/2021 ~	45,880	45,874
DXC Technology Co.
3.271% (US0003M + 0.950%) due 03/01/2021 ~	13,100	13,100
eBay, Inc.
2.200% due 08/01/2019	1,400	1,393
2.600% due 07/15/2022	4,600	4,444
Enbridge, Inc.
2.731% (US0003M + 0.400%) due 01/10/2020 ~	92,900	92,911
3.034% (US0003M + 0.700%) due 06/15/2020 ~	8,500	8,533
Energy Transfer Partners LP
4.500% due 11/01/2023	35,125	35,662
Enterprise Products Operating LLC
5.200% due 09/01/2020	6,325	6,555
EQT Midstream Partners LP
4.750% due 07/15/2023	10,410	10,564
Equifax, Inc.
3.184% (US0003M + 0.870%) due 08/15/2021 ~	2,700	2,717
3.600% due 08/15/2021	5,900	5,866
ERAC USA Finance LLC
2.800% due 11/01/2018	2,130	2,130
4.500% due 08/16/2021	800	820
Full House Resorts, Inc.
8.575% due 01/31/2024 «	37,418	36,420
General Electric Co.
5.000% due 01/21/2021 •(k)	36,653	35,778
5.500% due 01/08/2020	4,000	4,116
General Motors Co.
3.500% due 10/02/2018	4,320	4,320
Georgia-Pacific LLC
5.400% due 11/01/2020	1,700	1,769
GlaxoSmithKline Capital PLC
2.669% (US0003M + 0.350%) due 05/14/2021 ~	73,900	74,404
3.125% due 05/14/2021	66,000	65,919
GLP Capital LP
5.250% due 06/01/2025	2,890	2,950
5.300% due 01/15/2029	2,500	2,511
Hamilton College
4.750% due 07/01/2113	29,370	28,660
HCA, Inc.
5.375% due 09/01/2026	24,800	25,160
5.875% due 03/15/2022	300	319
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	2,615	2,615
3.105% (US0003M + 0.720%) due 10/05/2021 ~	34,800	34,838
Imperial Brands Finance PLC
2.950% due 07/21/2020	28,200	27,935
3.750% due 07/21/2022	31,300	31,181

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Japan Tobacco, Inc.
2.000% due 04/13/2021		$4,000	$3,862
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		19,600	19,577
Kraft Heinz Foods Co.
3.375% due 06/15/2021		2,200	2,190
3.500% due 07/15/2022		3,200	3,178
4.000% due 06/15/2023		138,500	138,886
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		44,590	43,140
4.500% due 08/15/2025		4,217	4,101
Masco Corp.
5.950% due 03/15/2022		1,300	1,389
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~		21,240	21,304
Medtronic Global Holdings S.C.A.
1.700% due 03/28/2019		13,800	13,737
Medtronic, Inc.
3.150% due 03/15/2022		3,300	3,279
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		18,000	17,078
Merck & Co., Inc.
2.350% due 02/10/2022		5,700	5,551
Microsoft Corp.
2.000% due 08/08/2023		2,100	1,986
2.650% due 11/03/2022		2,000	1,960
2.875% due 02/06/2024		26,400	25,820
Molson Coors Brewing Co.
2.100% due 07/15/2021		600	577
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		6,077	5,809
Mondelez International, Inc.
3.000% due 05/07/2020		80,000	79,813
3.625% due 05/07/2023		91,600	91,231
Motors Liquidation Co.
8.375% due 07/05/2033 ^«(e)	EUR	20,000	0
MPLX LP
4.500% due 04/15/2038		$10,500	9,915
4.700% due 04/15/2048		12,200	11,451
Northrop Grumman Corp.
3.500% due 03/15/2021		388	390
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023 «		1,551	1,587
7.041% due 10/01/2023		8,013	8,614
7.150% due 04/01/2021 «		2,011	2,011
Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/29/2018 (h)(k)		35,730	641
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		1,800	1,801
Oracle Corp.
1.900% due 09/15/2021		24,100	23,268
2.800% due 07/08/2021		700	695
5.000% due 07/08/2019		4,900	4,985
Owens Corning
4.200% due 12/01/2024		1,700	1,686
Pacific National Finance Pty Ltd.
4.625% due 09/23/2020		30	30
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		2,700	2,696
Penske Truck Leasing Co. LP
3.375% due 02/01/2022		2,600	2,565
4.125% due 08/01/2023		11,800	11,791
Pernod Ricard S.A.
4.450% due 01/15/2022		12,400	12,656
5.750% due 04/07/2021		900	948
Philip Morris International, Inc.
2.500% due 11/02/2022		5,800	5,575
Pisces Midco, Inc.
8.000% due 04/15/2026		1,650	1,667
Reckitt Benckiser Treasury Services PLC
2.926% (US0003M + 0.560%) due 06/24/2022 ~		4,200	4,200
Republic Services, Inc.
5.250% due 11/15/2021		800	842
Reynolds American, Inc.
4.000% due 06/12/2022		13,556	13,649
Rockies Express Pipeline LLC
5.625% due 04/15/2020		8,889	9,178
6.000% due 01/15/2019		4,500	4,535
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		15,000	16,117
Sands China Ltd.
5.400% due 08/08/2028		21,700	21,644

See Accompanying Notes	5

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SASOL Financing USA LLC
5.875% due 03/27/2024		$17,100	$17,439
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		71,900	71,150
2.400% due 09/23/2021		6,400	6,188
Southern Co.
2.750% due 06/15/2020		800	793
2.802% (US0003M + 0.490%) due 02/14/2020 ~		64,700	64,705
Spectra Energy Partners LP
3.016% (US0003M + 0.700%) due 06/05/2020 ~		5,900	5,928
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		1,800	1,789
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		20,800	20,843
5.152% due 09/20/2029		69,000	69,511
Suntory Holdings Ltd.
2.550% due 06/28/2022		8,000	7,650
Syngenta Finance NV
4.441% due 04/24/2023		10,600	10,544
4.892% due 04/24/2025		7,200	7,074
5.182% due 04/24/2028		12,000	11,496
Tesco PLC
5.125% due 04/10/2047	EUR	8,300	12,350
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	3,345	3,411
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	400	458
2.800% due 07/21/2023		$900	802
3.250% due 04/15/2022	EUR	20,200	24,478
4.500% due 03/01/2025		20,900	26,020
6.000% due 04/15/2024		$9,100	9,249
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~		11,400	11,393
Time Warner Cable LLC
5.000% due 02/01/2020		2,200	2,244
8.250% due 04/01/2019		5,640	5,785
TransCanada PipeLines Ltd.
3.125% due 01/15/2019		19,000	19,021
7.125% due 01/15/2019		647	655
Tyson Foods, Inc.
2.765% (US0003M + 0.450%) due 05/30/2019 ~		300	300
United Technologies Corp.
3.650% due 08/16/2023		21,700	21,616
UnitedHealth Group, Inc.
1.700% due 02/15/2019		2,286	2,278
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	3,500	4,589
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		17,700	23,047
VMware, Inc.
2.300% due 08/21/2020		$800	785
Warner Media LLC
4.000% due 01/15/2022		700	708
WestJet Airlines Ltd.
3.500% due 06/16/2021		30,100	29,627
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,800	1,674
5.500% due 03/01/2025		16,200	15,694
Yara International ASA
4.750% due 06/01/2028		6,200	6,250
ZF North America Capital, Inc.
4.500% due 04/29/2022		800	811
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		8,536	8,456
3.375% due 11/30/2021		1,700	1,681
Zoetis, Inc.
3.250% due 08/20/2021		1,900	1,898

			3,559,569

UTILITIES 2.3%
AEP Texas, Inc.
3.950% due 06/01/2028		7,800	7,761
Anglian Water Services Financing PLC
1.625% due 08/10/2025	GBP	4,000	5,031
AT&T, Inc.
2.989% (US0003M + 0.650%) due 01/15/2020 ~		$152,200	152,914
3.071% (US0003M + 0.750%) due 06/01/2021 ~		158,190	159,670

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.289% (US0003M + 0.950%) due 07/15/2021 ~		$179,953	$182,158
3.400% due 05/15/2025		20,300	19,346
3.514% (US0003M + 1.180%) due 06/12/2024 ~		113,700	114,300
BellSouth Corp.
4.333% due 04/26/2021		74,800	75,361
Blue Racer Midstream LLC
6.125% due 11/15/2022		21,964	22,650
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~		6,890	6,929
Dominion Energy, Inc.
2.914% (US0003M + 0.600%) due 05/15/2020 ~		18,400	18,408
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~		43,400	43,530
3.550% due 09/15/2021		1,000	1,003
Electricite de France S.A.
6.500% due 01/26/2019		6,100	6,173
Emera U.S. Finance LP
2.150% due 06/15/2019		5,400	5,366
Enable Midstream Partners LP
4.950% due 05/15/2028		3,690	3,667
Enel Finance International NV
4.250% due 09/14/2023		3,000	2,961
4.625% due 09/14/2025		29,500	28,904
Entergy Corp.
4.000% due 07/15/2022		9,900	10,023
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020		200	202
Exelon Corp.
3.950% due 06/15/2025		733	732
Florida Power & Light Co.
3.700% due 12/01/2047		1,700	1,567
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	4,500	4,607
Genesis Energy LP
6.750% due 08/01/2022		$42,734	43,802
Monongahela Power Co.
3.550% due 05/15/2027		4,000	3,884
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		182,200	182,535
2.711% (US0003M + 0.400%) due 08/21/2020 ~		22,580	22,599
3.342% due 09/01/2020		15,900	15,940
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		32,412	31,885
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		62,269	36,926
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		4,916	4,658
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (d)		17,000	4,973
Petrobras Global Finance BV
5.299% due 01/27/2025		7,278	6,816
6.125% due 01/17/2022		2,274	2,353
Plains All American Pipeline LP
2.600% due 12/15/2019		4,167	4,136
Rio Oil Finance Trust
8.200% due 04/06/2028		2,200	2,255
9.250% due 07/06/2024		13,117	13,997
9.750% due 01/06/2027		33,516	36,083
Sempra Energy
2.784% (US0003M + 0.450%) due 03/15/2021 ~		23,990	23,975
Southern California Gas Co.
3.200% due 06/15/2025		2,500	2,431
Southern Power Co.
2.888% (US0003M + 0.550%) due 12/20/2020 ~		1,800	1,800
Sprint Capital Corp.
6.900% due 05/01/2019		14,300	14,568
Verizon Communications, Inc.
2.860% due 05/22/2020 •		4,600	4,627
3.376% due 02/15/2025		236,989	230,827
3.500% due 11/01/2024		115	114
Virginia Electric & Power Co.
4.450% due 02/15/2044		10	10
Vodafone Group PLC
3.329% (US0003M + 0.990%) due 01/16/2024 ~		18,100	18,157

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.750% due 01/16/2024	$22,100	$21,873

		1,604,487

Total Corporate Bonds & Notes (Cost $22,912,555)		22,927,827

MUNICIPAL BONDS & NOTES 0.6%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025	11,870	11,660

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	100	118
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	3
7.550% due 04/01/2039	2	3
California State Public Works Board Revenue Bonds, (BABs), Series 2010
8.000% due 03/01/2035	7,070	7,567
Irvine Unified School District, California Special Tax Notes, Series 2011
6.328% due 09/01/2019	500	512
6.578% due 09/01/2020	1,000	1,044
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,258
8.360% due 08/01/2040	9,525	10,195
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	11,615	15,097
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	266
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	13,570
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	20,000	20,621
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	763
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,206
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,045
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	4,770	4,849

		82,117

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR Insured), Series 2003
5.910% due 06/01/2033	165	183
GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	50,842	60,334

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	30,005	31,355
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	2,340	2,549
7.750% due 01/01/2042	6,470	6,941

		40,845

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	21,835	22,217

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	14,000	14,726

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	265	269

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (h)	3,000	2,766

6	See Accompanying Notes

September 30, 2018

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	$600	$617

		3,383

NEW YORK 0.0%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	430
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	180	188
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	4,705	4,708

		5,326

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,768

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,176
5.401% due 06/15/2022	3,500	3,661
5.501% due 06/15/2023	3,500	3,706

		9,543

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	188

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.461% (US0003M + 0.140%) due 12/01/2023 ~	202	202

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	130,605	130,749

Total Municipal Bonds & Notes (Cost $368,880)		385,510

U.S. GOVERNMENT AGENCIES 59.8%
Bolivia Government AID Bond
0.000% (US0003M + 0.125%) due 02/01/2019 «~	175	172
Fannie Mae
0.000% due 01/25/2019 - 03/25/2036 (b)(h)	1,825	1,620
0.000% due 10/09/2019 (h)	13,300	12,936
0.690% due 08/25/2022 ~(a)	62,338	1,151
1.386% due 03/25/2036 ~(a)	24,453	1,352
1.552% due 05/25/2044 ~(a)	21,012	985
1.594% due 12/25/2038 ~(a)	24,272	962
1.641% due 06/25/2055 ~(a)	21,118	1,117
1.934% due 02/25/2033 •	999	827
2.125% due 09/01/2024 - 12/01/2024 •	12	12
2.140% due 11/01/2024 •	50	50
2.145% due 03/01/2033 •	32	32
2.184% due 10/01/2020 •	2	2
2.228% due 06/25/2032 •	10	10
2.276% due 07/25/2037 •	176	173
2.336% due 03/25/2034 •	41	40
2.346% due 03/25/2036 •	1,451	1,440
2.366% due 08/25/2034 •	41	41
2.416% due 05/25/2035 •	10	10
2.466% due 05/25/2037 •	34	34
2.516% due 12/25/2028 - 03/25/2037 •	791	789
2.532% due 09/25/2046 •(n)	40,365	40,384
2.536% due 06/25/2037 •	151	152
2.565% due 04/18/2028 •	28	28
2.566% due 05/25/2042 - 03/25/2044 •	1,353	1,360
2.576% due 03/25/2037 •	12	12
2.579% due 02/01/2028 •	34	35
2.596% due 07/25/2037 •	505	508
2.615% due 10/18/2030 •	166	167
2.616% due 06/25/2029 - 11/25/2036 •	1,612	1,618
2.648% due 09/01/2019 •	28	28
2.654% due 01/01/2021 •	1	1
2.666% due 08/25/2021 - 09/25/2037 •	1,910	1,918
2.680% due 02/01/2022	5,055	4,961
2.715% due 12/18/2031 •	43	44

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.716% due 08/25/2030 - 05/25/2040 •	$414	$417
2.736% due 10/25/2040 •	44	44
2.750% due 07/01/2022 - 09/01/2022	10,962	10,761
2.766% due 09/25/2041 •	178	180
2.790% due 07/01/2022	3,991	3,917
2.796% due 08/25/2037 •	5,563	5,611
2.800% due 07/01/2022 - 08/01/2022	11,168	10,962
2.816% due 08/25/2022 •	1	1
2.846% due 05/25/2040 •	1,024	1,036
2.850% due 06/01/2022	93	91
2.866% due 10/25/2023 - 03/25/2024 •	328	333
2.870% due 09/01/2027 (n)	98,100	93,012
2.875% due 08/01/2024 •	13	14
2.886% due 03/25/2038 •	65	66
2.916% due 10/25/2037 - 06/25/2040 •	3,351	3,387
2.920% due 03/01/2022	3,685	3,648
2.936% due 06/25/2037 •	180	183
2.947% due 07/01/2042 - 10/01/2044 •	14,264	14,204
2.949% due 12/01/2044 •	1,585	1,579
2.950% due 02/01/2020 •	2	2
2.960% due 05/01/2022 - 07/01/2022	6,581	6,514
2.966% due 03/25/2038 - 11/25/2039 •	262	267
2.997% due 11/01/2037 - 09/01/2041 •	5,109	5,093
3.000% due 01/01/2022 - 07/01/2047	61,306	59,692
3.000% due 12/01/2027 - 09/01/2047 (n)	206,467	201,493
3.016% due 01/25/2022 •	1	1
3.017% due 03/01/2023 •	39	39
3.020% due 11/01/2031 •	48	49
3.024% due 02/01/2035 •	880	904
3.044% due 05/01/2022	5,730	5,693
3.046% due 01/25/2022 •	7	7
3.058% due 11/01/2035 •	49	51
3.066% due 12/25/2021 •	3	3
3.079% due 01/01/2035 •	1,528	1,579
3.103% due 12/01/2034 •	66	68
3.105% due 01/01/2035 •	3,752	3,887
3.106% due 11/01/2034 •	322	333
3.116% due 04/25/2032 •	8	8
3.125% due 02/01/2022 •	18	18
3.130% due 12/01/2034 •	45	47
3.147% due 10/01/2030 - 10/01/2040 •	1,708	1,700
3.149% due 10/01/2034 •	434	451
3.152% due 10/01/2035 •	259	272
3.155% due 05/01/2022	506	502
3.165% due 11/01/2034 •	503	525
3.166% due 02/01/2035 •	57	59
3.170% due 11/01/2021 •	13	13
3.184% due 01/01/2035 •	1,649	1,713
3.189% due 01/01/2035 •	33	34
3.194% due 01/01/2036 •	3	3
3.216% due 04/25/2023 •	36	36
3.290% due 08/01/2022 •	26	26
3.315% due 10/01/2019 •	4	4
3.320% due 01/01/2020 •	5	5
3.320% due 05/01/2028 (n)	47,508	46,434
3.330% due 11/01/2021 (n)	14,740	14,821
3.330% due 11/01/2034 •	10	11
3.342% due 11/01/2035 •	2,590	2,719
3.350% due 09/01/2035 •	3	3
3.352% due 05/01/2023 - 12/01/2034 •	391	412
3.353% due 12/01/2034 •	6	6
3.355% due 09/01/2023 •	52	53
3.357% due 10/01/2034 •	50	52
3.368% due 12/01/2035 •	213	219
3.372% due 12/01/2034 •	19	20
3.375% due 12/01/2025 •	39	40
3.380% due 11/01/2021	965	969
3.383% due 08/01/2025 •	228	239
3.386% due 12/01/2035 •	26	27
3.416% due 10/01/2020	233	234
3.416% due 12/01/2033 •	275	287
3.419% due 12/01/2033 •	175	184
3.420% due 11/01/2021	4,936	4,961
3.420% due 10/01/2035 - 03/01/2036 •	81	83
3.426% due 11/01/2035 •	908	952
3.440% due 11/01/2023 - 12/01/2023 •	109	110
3.445% due 03/01/2022 (n)	56,086	56,349

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.450% due 11/01/2023 - 06/01/2025 •	$21	$21
3.452% due 10/01/2034 •	609	633
3.475% due 12/01/2036 •	22	23
3.477% due 03/01/2025 •	121	124
3.478% due 11/01/2025 •	13	13
3.481% due 02/01/2035 •	1,020	1,069
3.487% due 12/01/2035 •	1	1
3.488% due 12/01/2034 •	8	8
3.495% due 09/01/2035 •	1,334	1,371
3.500% due 11/01/2021 - 03/01/2046 (n)	126,014	126,874
3.500% due 07/01/2023 - 04/01/2046	45,338	44,655
3.506% due 04/01/2027 •	11	12
3.510% due 09/01/2036 •	1	1
3.515% due 09/01/2035 •	161	165
3.516% due 11/01/2034 •	245	257
3.518% due 10/01/2035 •	25	26
3.525% due 11/01/2022 •	1	1
3.530% due 11/01/2035 •	422	440
3.534% due 09/01/2035 •	1,268	1,318
3.537% due 11/01/2035 •	1,023	1,076
3.538% due 01/01/2036 •	346	366
3.546% due 11/01/2032 •	15	16
3.547% due 01/01/2037 •	31	33
3.555% due 06/01/2022 •	1	1
3.557% due 01/01/2036 •	112	117
3.562% due 02/01/2035 •	367	386
3.568% due 11/01/2035 •	829	845
3.570% due 11/01/2021	2,563	2,588
3.575% due 02/01/2021 - 12/01/2033 •	198	205
3.585% due 10/01/2035 - 11/01/2035 •	46	48
3.593% due 07/01/2024 •	26	26
3.598% due 05/01/2025 •	40	41
3.616% due 04/01/2033 •	21	22
3.619% due 12/01/2020	207	209
3.623% due 02/01/2028 •	10	10
3.625% due 03/01/2023 •	32	32
3.627% due 05/01/2023 •	35	35
3.631% due 03/01/2034 •	1,367	1,433
3.638% due 02/01/2035 •	585	612
3.641% due 10/01/2027 •	42	41
3.662% due 11/01/2035 •	389	411
3.669% due 03/01/2035 •	313	327
3.674% due 01/01/2035 •	325	342
3.677% due 09/01/2035 •	27	29
3.687% due 10/01/2035 •	110	113
3.692% due 09/01/2035 •	73	77
3.696% due 09/01/2034 •	222	230
3.699% due 02/01/2035 •	7	7
3.712% due 12/01/2025 •	107	108
3.713% due 12/01/2035 •	323	338
3.719% due 03/01/2034 •	4	4
3.721% due 03/01/2023 •	119	119
3.730% due 06/01/2035 •	217	224
3.732% due 11/01/2025 - 01/01/2037 •	164	171
3.735% due 09/01/2035 •	40	42
3.750% due 10/01/2023 •	6	6
3.754% due 09/01/2035 •	121	126
3.758% due 12/01/2030 - 04/01/2035 •	26	27
3.771% due 02/01/2036 •	44	46
3.780% due 03/01/2034 •	1,521	1,574
3.782% due 10/01/2026 •	5	5
3.787% due 02/01/2036 •	211	221
3.793% due 05/01/2030 •	3	3
3.810% due 02/01/2036 - 04/01/2036 •	126	131
3.812% due 06/01/2021 •	4	4
3.816% due 03/01/2033 •	49	51
3.824% due 10/01/2034 •	433	456
3.836% due 03/01/2036 •	97	102
3.845% due 07/01/2033 •	3	3
3.854% due 02/25/2037 •(a)	19	2
3.855% due 11/01/2025 •	29	30
3.858% due 12/01/2027 •	98	101
3.860% due 05/01/2024 •	2	2
3.861% due 03/01/2036 •	247	256
3.868% due 06/01/2025 •	139	142
3.875% due 02/01/2024 •	9	9
3.876% due 04/01/2038 •	4	4
3.882% due 08/01/2027 •	302	314
3.884% due 06/25/2037 - 08/25/2043 •(a)	28,485	4,865
3.885% due 11/01/2025 •	6	7
3.890% due 09/01/2037 •	21	22
3.895% due 06/01/2030 •	21	22
3.896% due 09/01/2022 •	16	17

See Accompanying Notes	7

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.905% due 03/01/2035 •	$15	$15
3.907% due 05/01/2035 •	1,710	1,784
3.909% due 03/01/2036 •	105	111
3.912% due 03/01/2036 •	137	144
3.914% due 05/25/2035 ~	4,516	4,736
3.917% due 05/01/2035 •	35	36
3.934% due 12/25/2042 •(a)	5,386	684
3.936% due 07/01/2021 •	6	6
3.950% due 02/01/2023 •	23	23
3.953% due 09/01/2035 •	13	13
3.954% due 01/01/2036 •	146	154
3.958% due 08/01/2026 •	19	19
3.967% due 04/01/2034 •	49	51
3.975% due 12/01/2026 •	7	7
3.980% due 07/01/2021 (n)	125,500	127,723
3.984% due 03/25/2039 •(a)	18,929	1,017
3.988% due 06/01/2023 •	33	33
4.000% due 11/25/2019 - 09/01/2048	258,474	261,608
4.000% due 10/01/2026 - 10/01/2048 (n)	2,974,516	3,007,133
4.004% due 05/01/2036 •	178	186
4.015% due 10/01/2024 •	17	17
4.032% due 11/01/2035 •	165	173
4.034% due 02/01/2035 •	471	487
4.034% due 05/25/2037 - 01/25/2040 •(a)	1,362	147
4.038% due 09/01/2035 - 01/01/2036 •	602	635
4.039% due 08/01/2027 •	121	120
4.040% due 09/01/2034 •	3,820	3,987
4.043% due 11/01/2035 •	218	223
4.048% due 04/01/2034 •	2	2
4.049% due 08/01/2035 •	270	284
4.050% due 03/01/2035 •	2	2
4.070% due 05/01/2038 •	11,112	11,659
4.071% due 04/01/2027 •	12	13
4.084% due 02/01/2027 •	53	54
4.084% due 08/25/2042 •(a)	22,808	3,966
4.086% due 09/01/2035 •	394	414
4.087% due 10/01/2035 •	179	188
4.090% due 01/01/2026 •	11	12
4.100% due 07/01/2020 •	6	6
4.101% due 05/01/2037 •	9	9
4.109% due 09/01/2035 •	123	129
4.152% due 05/01/2030 •	4	5
4.162% due 12/01/2022 - 11/01/2034 •	841	890
4.164% due 03/25/2037 •(a)	71	9
4.169% due 07/01/2024 •	15	15
4.176% due 05/01/2035 •	1,769	1,858
4.190% due 11/01/2025 •	33	33
4.194% due 05/01/2034 •	79	83
4.195% due 05/01/2026 •	11	11
4.200% due 08/01/2035 •	224	225
4.208% due 05/01/2033 •	42	44
4.210% due 11/01/2019 •	3	3
4.217% due 06/01/2035 •	587	615
4.220% due 07/01/2026 •	6	6
4.229% due 09/01/2037 •	3	3
4.233% due 12/01/2023 •	15	15
4.240% due 05/01/2035 - 06/01/2035 •	1,266	1,333
4.257% due 06/01/2030 •	37	38
4.279% due 12/01/2036 •	118	123
4.285% due 06/01/2035 - 07/01/2035 •	343	358
4.297% due 06/01/2035 •	229	242
4.300% due 06/01/2035 •	1,544	1,624
4.303% due 05/01/2035 •	21	22
4.308% due 08/01/2035 •	175	184
4.310% due 06/01/2034 •	2	2
4.327% due 07/01/2035 •	12	12
4.328% due 09/01/2033 •	33	34
4.329% due 08/01/2033 - 07/01/2035 •	537	557
4.330% due 09/01/2024 •	40	41
4.334% due 07/25/2036 •(a)	718	95
4.337% due 04/01/2035 •	732	776
4.338% due 07/01/2034 •	8	8
4.345% due 07/01/2026 •	2	2
4.367% due 08/01/2032 •	14	15
4.381% due 06/01/2021	331	340
4.381% due 08/01/2035 •	844	889
4.384% due 12/25/2036 - 06/25/2037 •(a)	485	60
4.389% due 06/01/2029 •	4	4
4.390% due 09/01/2029 •	3	3

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.391% due 08/01/2035 •	$1,452	$1,523
4.393% due 06/01/2035 •	22	23
4.402% due 09/01/2033 •	6	6
4.415% due 05/01/2035 •	15	16
4.424% due 12/25/2036 •(a)	256	35
4.429% due 08/01/2035 •	153	161
4.432% due 06/01/2033 •	37	39
4.434% due 07/25/2037 •(a)	196	23
4.455% due 07/01/2035 •	46	49
4.468% due 07/01/2035 •	134	138
4.470% due 07/01/2035 •	64	68
4.486% due 04/01/2024 •	25	25
4.500% due 08/01/2019 - 05/01/2046	114,029	120,403
4.500% due 05/01/2023 - 08/01/2044 (n)	57,840	59,891
4.508% due 08/01/2035 •	14	15
4.510% due 09/01/2035 •	363	380
4.516% due 07/01/2034 •	762	805
4.528% due 10/01/2035 •	120	125
4.534% due 08/01/2027 •	27	28
4.540% due 08/01/2035 •	9	9
4.544% due 05/25/2037 •(a)	62	9
4.547% due 07/01/2035 •	603	629
4.554% due 02/01/2028 •	3	3
4.575% due 10/01/2027 •	24	24
4.619% due 08/01/2023 •	6	6
4.640% due 06/01/2036 •	43	43
4.662% due 07/01/2035 - 08/01/2035 •	242	252
4.835% due 11/25/2040 •	2	1
5.000% due 10/01/2018 - 02/01/2045	14,009	14,776
5.000% due 03/01/2024 ~	5	5
5.000% due 10/01/2024 •	2	2
5.000% due 02/01/2025 - 02/01/2044 (n)	3,647	3,843
5.030% due 05/01/2024	2,003	2,164
5.090% due 09/01/2034 •	71	75
5.284% due 09/25/2038 •(a)	127	4
5.411% due 12/25/2042 ~	8,584	8,895
5.500% due 10/01/2018 - 02/01/2042	62,930	66,584
5.500% due 10/01/2022 - 09/01/2041 (n)	65,835	70,394
5.750% due 12/20/2027 - 08/25/2034	1,230	1,317
5.975% due 10/25/2043 •	49,203	48,568
6.000% due 01/01/2019 - 10/25/2044	94,423	102,692
6.000% due 10/01/2022 - 10/01/2040 (n)	92,810	101,664
6.250% due 07/01/2024 - 02/25/2029	267	280
6.290% due 02/25/2029 ~	5	5
6.300% due 10/17/2038	678	678
6.500% due 04/01/2019 - 02/25/2047	17,283	18,824
6.500% due 06/01/2037 (n)	1,007	1,148
6.500% due 10/25/2042 ~	6,903	7,558
6.750% due 10/25/2023	37	39
6.900% due 05/25/2023	5	5
7.000% due 03/25/2020 - 01/25/2048	2,640	2,825
7.036% due 08/25/2037 ~	39	40
7.375% due 05/25/2022	104	109
7.500% due 12/25/2019 - 07/25/2041	467	507
7.500% due 06/19/2041 ~	11	12
7.750% due 01/25/2022	31	32
7.800% due 10/25/2022	25	27
7.800% due 06/25/2026 ~	2	2
8.000% due 08/01/2019 - 08/01/2032	2,338	2,545
8.000% due 08/18/2027 (a)	2	0
8.000% due 02/01/2031 (n)	858	1,004
8.500% due 03/01/2020 - 07/01/2037	886	970
8.736% due 03/25/2039 ~	2	2
8.750% due 01/25/2021	9	9
9.000% due 11/25/2019 - 11/01/2025	110	116
9.000% due 06/25/2022 (a)	4	0
9.162% due 09/25/2028 ~	2	2
9.500% due 12/01/2018 - 03/01/2026	38	39
10.000% due 10/01/2018 - 05/01/2022	2	2

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Fannie Mae, TBA
3.000% due 10/01/2033 - 11/01/2048	$7,849,880	$7,530,987
3.500% due 10/01/2033 - 11/01/2048	11,177,650	11,017,785
4.000% due 10/01/2048 - 12/01/2048	11,017,460	11,117,197
4.500% due 10/01/2033 - 11/01/2048	1,846,150	1,903,327
5.000% due 10/01/2048 - 11/01/2048	67,200	70,462
5.500% due 10/01/2048	268,300	286,536
6.000% due 10/01/2048	66,000	71,349
FDIC Structured Sale Guaranteed Notes
2.576% due 11/29/2037 •	1,987	1,984
Federal Housing Administration
6.896% due 07/01/2020	481	482
7.430% due 11/01/2018 - 02/01/2024	329	330
8.280% due 03/01/2020	15	15
Freddie Mac
0.200% due 09/25/2043 (a)	902,001	2,427
1.368% due 06/15/2039 ~(a)	11,808	556
1.389% due 08/25/2022 ~(a)	147,425	5,959
1.462% due 11/15/2038 ~(a)	34,193	1,641
1.506% due 10/15/2041 ~(a)	6,507	266
1.548% due 05/15/2038 ~(a)	3,061	168
1.625% due 12/25/2018 ~(a)	172,742	185
1.674% due 06/25/2020 ~(a)	14,967	304
1.713% due 12/01/2026 •	104	102
2.105% due 12/25/2036 •	1,098	1,099
2.323% due 10/25/2018	5	5
2.346% due 08/25/2031 •	212	211
2.408% due 07/15/2034 •	88	88
2.458% due 02/15/2037 •	5	5
2.498% due 02/15/2037 •	13	13
2.508% due 12/15/2029 •	31	31
2.522% due 11/15/2042 •(n)	17,449	17,469
2.540% due 10/25/2023 •	173	179
2.551% due 05/01/2021 •	25	25
2.558% due 06/15/2031 - 05/15/2041 •	2,129	2,132
2.608% due 11/15/2030 - 12/15/2031 •	41	41
2.658% due 06/15/2030 - 12/15/2032 •	65	65
2.708% due 01/15/2042 •	164	166
2.738% due 05/15/2032 - 07/15/2037 •	3,093	3,127
2.762% due 01/01/2021 •	2	2
2.764% due 09/25/2025 •	23,510	23,598
2.814% due 09/25/2022 •	41,845	42,020
2.828% due 08/15/2037 •	3,785	3,836
2.868% due 10/15/2037 •	1,534	1,560
2.878% due 05/15/2037 •	1,104	1,119
2.888% due 05/15/2040 •	21	21
2.908% due 08/15/2036 •	28	29
2.913% due 02/25/2045 •	11,935	11,926
3.000% due 03/01/2027	18	18
3.000% due 08/15/2027 (a)	9,853	810
3.008% due 11/15/2039 •	23	23
3.036% due 10/01/2020 •	0	1
3.055% due 01/01/2022 •	9	9
3.114% due 03/01/2021 •	2	2
3.158% due 02/15/2021 •	2	2
3.216% due 05/25/2043 •	4,490	4,593
3.245% due 07/25/2044 •	1,953	1,968
3.314% due 10/25/2023 •	35	36
3.341% due 11/01/2023 •	33	33
3.375% due 05/01/2023 •	2	2
3.390% due 05/01/2020 - 11/01/2026 •	112	114
3.404% due 05/01/2037 •	109	112
3.425% due 04/01/2036 •	230	238
3.430% due 01/01/2036 •	1	1
3.448% due 10/01/2023 •	17	17
3.472% due 03/01/2035 •	186	195
3.483% due 03/01/2024 •	20	20
3.489% due 11/01/2035 •	3,015	3,189
3.490% due 10/01/2023 - 11/01/2023 •	63	64
3.500% due 06/01/2019 - 08/01/2048	48,322	47,198
3.500% due 12/01/2022 - 03/01/2035 •	21	21
3.500% due 03/01/2047 - 10/01/2048 (n)	1,632,596	1,608,017

8	See Accompanying Notes

September 30, 2018

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.511% due 10/01/2035 •	$3,402	$3,574
3.514% due 04/01/2029 •	32	33
3.515% due 10/01/2035 •	106	108
3.532% due 10/01/2035 •	2,362	2,481
3.533% due 04/01/2029 •	3	3
3.547% due 10/01/2023 •	61	62
3.548% due 01/01/2034 •	1,502	1,586
3.558% due 02/01/2038 •	3	3
3.560% due 11/01/2035 •	160	164
3.567% due 01/01/2037 •	53	55
3.570% due 09/01/2028 •	0	1
3.579% due 07/01/2024 •	8	8
3.620% due 10/01/2035 - 11/01/2035 •	4,191	4,426
3.625% due 12/01/2023 •	35	36
3.652% due 02/01/2037 •	5	5
3.671% due 09/01/2023 •	2	2
3.673% due 10/01/2035 •	107	112
3.679% due 08/01/2023 •	176	180
3.688% due 05/01/2035 •	4,331	4,518
3.739% due 08/15/2032 ~	320	324
3.762% due 09/01/2035 •	1,710	1,795
3.782% due 04/01/2024 •	54	56
3.790% due 10/01/2026 •	91	94
3.795% due 06/01/2030 •	131	134
3.812% due 03/01/2035 •	7	8
3.823% due 10/01/2024 •	16	16
3.841% due 11/01/2028 •	174	178
3.842% due 06/15/2042 - 08/15/2042 •(a)	40,528	6,403
3.847% due 04/01/2036 •	13	14
3.848% due 03/01/2036 •	45	47
3.850% due 07/01/2025 •	49	50
3.872% due 01/01/2024 •	2	2
3.884% due 04/01/2025 •	23	23
3.907% due 06/01/2033 •	89	93
3.935% due 09/01/2035 •	22	23
3.957% due 01/25/2036 ~	1,784	1,789
3.957% due 03/01/2036 •	82	83
3.993% due 06/01/2024 •	49	51
4.000% due 10/15/2018 - 10/01/2048	31,777	32,254
4.000% due 10/01/2025 - 08/01/2048 (n)	230,513	233,023
4.005% due 10/01/2022 •	10	10
4.005% due 01/25/2047 ~	100	100
4.008% due 06/01/2037 •	4	5
4.026% due 08/01/2035 •	12	13
4.041% due 05/01/2023 •	6	6
4.043% due 01/01/2028 •	9	9
4.065% due 10/01/2035 •	4,207	4,416
4.070% due 02/01/2037 •	6	6
4.073% due 07/01/2020 •	15	15
4.092% due 02/01/2036 •	96	100
4.092% due 02/15/2038 •(a)	450	50
4.112% due 05/01/2023 •	18	18
4.126% due 02/01/2025 •	4	4
4.127% due 06/01/2022 •	18	19
4.140% due 06/01/2022 - 04/01/2025 •	61	62
4.142% due 05/15/2039 •(a)	378	50
4.153% due 04/01/2023 •	1	1
4.160% due 05/01/2037 •	19	20
4.182% due 05/01/2037 •	4	4
4.216% due 09/01/2035 •	8	8
4.230% due 09/01/2023 •	8	8
4.235% due 07/01/2022 •	20	20
4.243% due 08/01/2023 •	62	64
4.245% due 05/01/2036 •	77	81
4.248% due 05/01/2023 •	8	9
4.256% due 07/01/2023 •	10	10
4.259% due 05/01/2027 •	3	3
4.285% due 10/01/2024 •	5	5
4.287% due 10/01/2023 •	30	30
4.292% due 03/15/2037 •(a)	281	39
4.295% due 07/01/2035 •	1,117	1,170
4.297% due 06/01/2035 •	7,835	8,222
4.315% due 02/01/2026 •	192	197
4.322% due 06/01/2024 •	104	105
4.342% due 08/15/2036 •(a)	167	23
4.345% due 08/01/2035 •	321	336
4.347% due 07/01/2032 •	1	1
4.352% due 12/15/2041 •(a)	16,980	2,883
4.356% due 10/01/2023 •	22	22
4.365% due 08/01/2023 •	7	7
4.373% due 09/01/2023 •	55	57
4.375% due 08/01/2023 •	12	13
4.379% due 09/01/2035 •	56	59
4.403% due 08/01/2035 •	49	51
4.409% due 09/01/2037 •	2	2
4.415% due 11/01/2034 •	119	126

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.422% due 09/15/2036 •(a)	$243	$37
4.429% due 07/01/2027 •	5	5
4.435% due 08/01/2035 •	7	8
4.437% due 07/01/2030 - 08/01/2035 •	5,237	5,513
4.490% due 09/01/2023 •	18	18
4.492% due 11/15/2036 •(a)	8,855	1,297
4.500% due 11/01/2018 - 02/01/2046	47,481	49,169
4.500% due 08/01/2023 - 10/01/2044 (n)	54,781	56,805
4.530% due 07/01/2033 •	1	1
4.555% due 07/01/2035 •	2,274	2,398
4.564% due 07/01/2036 •	2	2
4.598% due 07/01/2023 •	27	27
4.619% due 09/01/2023 •	119	120
4.626% due 12/01/2035 •	67	70
4.629% due 08/01/2023 •	8	9
4.643% due 07/01/2032 •	15	15
4.917% due 07/01/2019 •	7	7
5.000% due 10/01/2018 - 07/01/2040	8,752	9,138
5.500% due 06/01/2019 - 03/01/2038	4,788	5,137
5.919% due 11/15/2033 •	493	501
5.950% due 06/15/2028	9,486	10,019
6.000% due 10/01/2018 - 10/15/2036	16,459	17,953
6.000% due 08/01/2026 - 09/01/2027 (n)	3,585	3,899
6.066% due 09/15/2043 - 12/15/2043 •	25,906	26,240
6.250% due 12/15/2028	161	171
6.500% due 09/15/2021 - 10/25/2043	45,509	49,941
6.725% due 02/15/2041 •	9	9
6.950% due 07/15/2021 - 08/15/2021	1	1
7.000% due 11/15/2020 - 10/25/2043	10,189	11,413
7.000% due 09/15/2023 (a)	2	0
7.400% due 02/01/2021	7	7
7.500% due 01/15/2021 - 10/01/2036	2,944	3,225
7.645% due 05/01/2025	4,264	4,707
8.000% due 04/15/2021 - 06/01/2025	425	461
8.250% due 06/15/2022	22	23
8.500% due 06/15/2021 - 06/01/2030	147	154
8.750% due 12/15/2020	8	9
8.900% due 11/15/2020	9	9
9.000% due 09/15/2020 - 07/01/2030	45	47
9.500% due 09/01/2020 - 12/01/2022	6	5
12.675% due 05/15/2033 •	212	253
25.689% due 08/15/2037 •	659	1,068
Freddie Mac, TBA
3.500% due 10/01/2048	1,000	984
4.000% due 10/01/2048 - 11/01/2048	286,500	289,142
4.500% due 10/01/2048 - 11/01/2048	365,900	377,332
5.500% due 10/01/2048	81,000	86,338
Ginnie Mae
0.872% due 11/16/2043 ~(a)	91,548	3,180
2.454% due 05/20/2047 •	3,308	3,311
2.500% due 03/15/2043 - 07/15/2043	268	253
2.510% due 05/20/2065 •(n)	8,898	8,909
2.540% due 02/20/2067 •(n)	15,719	15,752
2.550% due 06/20/2067 •	4,222	4,236
2.558% due 06/16/2031 - 03/16/2032 •	109	109
2.560% due 06/20/2065 •(n)	38,703	38,790
2.570% due 09/20/2065 •(n)	30,158	30,242
2.580% due 01/20/2061 - 07/20/2063 •	10,230	10,258
2.580% due 03/20/2065 •(n)	2,641	2,642
2.630% due 05/20/2065 •(n)	7,040	7,072
2.650% due 04/20/2062 •	1,759	1,766
2.650% due 06/20/2065 •(n)	14,348	14,422
2.658% due 04/16/2032 •	6	6
2.660% due 06/20/2065 •	5,633	5,668
2.680% due 03/20/2062 - 08/20/2065 •	22,245	22,379
2.700% due 08/20/2065 •(n)	51,072	51,454
2.708% due 12/16/2025 •	19	19
2.710% due 11/20/2067 •	4,307	4,440
2.740% due 12/20/2065 •(n)	24,572	24,802

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.750% due 08/20/2021 - 09/20/2026 ~	$4,601	$4,700
2.750% due 08/20/2024 - 07/20/2034 •	2,996	3,077
2.753% due 02/20/2060 •	2,285	2,298
2.830% due 12/20/2065 - 08/20/2066 •(n)	38,486	39,007
2.870% due 04/20/2063 •	2,567	2,571
2.870% due 05/20/2063 •(n)	7,864	7,877
2.930% due 04/20/2066 - 11/20/2066 •(n)	34,799	35,445
3.000% due 08/20/2020 ~	23	23
3.000% due 07/20/2065 •	2,408	2,453
3.080% due 01/20/2066 •	4,163	4,262
3.080% due 03/20/2066 •(n)	47,126	48,249
3.115% due 03/20/2031 •	31	32
3.125% due 12/20/2018 - 10/20/2026 ~	3,826	3,903
3.125% due 11/20/2024 - 10/20/2038 •	2,852	2,938
3.130% due 02/20/2066 •(n)	37,831	38,744
3.230% due 03/20/2066 •(n)	12,204	12,565
3.247% due 04/20/2067 •(n)	9,833	10,106
3.247% due 04/20/2067 •	3,348	3,440
3.269% due 02/20/2060 •	29,242	29,775
3.375% due 01/20/2022 - 03/20/2026 ~	3,077	3,136
3.375% due 02/20/2025 - 02/20/2034 •	4,417	4,529
3.500% due 08/20/2020 - 03/20/2025 ~	25	26
3.500% due 10/15/2041 - 10/15/2047	10,091	10,046
3.500% due 06/15/2044 - 10/15/2047 (n)	51,746	51,480
3.527% due 06/20/2067 •(n)	19,519	20,114
3.585% due 03/20/2040 •(a)	19,450	2,427
3.625% due 06/20/2021 - 06/20/2026 ~	3,699	3,772
3.625% due 05/20/2024 - 04/20/2041 •	6,786	6,963
3.750% due 04/20/2019 - 06/20/2025 ~	2	2
3.750% due 06/20/2041 •	9	9
3.875% due 01/20/2025 ~	5	5
3.950% due 07/15/2025	70	72
4.000% due 05/20/2041 - 11/20/2045	6,638	6,717
4.000% due 02/20/2044 (a)	45,885	9,964
4.000% due 07/20/2046 - 08/20/2046 (n)	3,035	3,103
4.442% due 07/16/2031 - 08/16/2033 •(a)	917	125
4.500% due 11/16/2028 - 08/15/2033	803	823
4.750% due 07/20/2035	1,257	1,323
5.000% due 07/15/2033 - 06/15/2047	3,510	3,704
5.000% due 05/15/2039 - 09/15/2047 (n)	8,878	9,341
5.500% due 05/15/2021 - 03/16/2034	1,258	1,336
6.000% due 08/15/2019 - 12/20/2041	6,882	7,246
6.500% due 11/15/2023 - 09/20/2038	1,004	1,090
6.750% due 10/16/2040 ~	593	617
7.000% due 12/15/2022 - 10/15/2034	365	402
7.500% due 02/15/2022 - 02/15/2035	235	258
7.750% due 08/20/2025 - 12/15/2040	1,398	1,403
8.000% due 01/20/2022 - 10/20/2031	281	301
8.250% due 04/15/2020	1	1
8.500% due 12/15/2019 - 04/15/2031	195	206
9.000% due 02/15/2019 - 01/15/2031	118	121
9.500% due 10/15/2018 - 12/15/2026	13	12
10.000% due 02/20/2019 - 02/15/2025	5	3
Ginnie Mae, TBA
3.000% due 10/01/2048	12,000	11,627
3.500% due 10/01/2048	52,000	51,711
4.000% due 10/01/2048	731,040	743,387
Jamaica Housing Development AID Bond
2.317% due 10/01/2018 «	319	319

See Accompanying Notes	9

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Small Business Administration
2.750% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	$13	$13
2.850% (PRIME - 2.150%) due 01/25/2019 ~	3	3
4.340% due 03/01/2024	24	24
4.350% due 07/01/2023	53	54
4.625% due 02/01/2025	170	173
4.770% due 04/01/2024	114	116
4.840% due 02/01/2023	46	47
4.870% due 12/01/2024	181	185
4.890% due 12/01/2023	101	104
4.930% due 01/01/2024	184	189
4.950% due 03/01/2025	216	221
5.110% due 08/01/2025	61	62
5.130% due 09/01/2023	556	572
5.190% due 07/01/2024	25	25
5.240% due 08/01/2023	48	49
5.310% due 05/01/2027	64	66
5.320% due 04/01/2027	81	83
5.340% due 11/01/2021	391	396
5.510% due 11/01/2027	108	114
5.520% due 06/01/2024	609	627
5.600% due 09/01/2028	300	317
5.780% due 08/01/2027	10	11
5.820% due 07/01/2027	497	515
5.870% due 07/01/2028	156	164
6.020% due 08/01/2028	133	141
6.070% due 07/01/2026	144	150
6.290% due 01/01/2021	28	29
6.340% due 03/01/2021	194	198
6.440% due 02/01/2021	68	70
6.900% due 12/01/2020	76	77
7.060% due 11/01/2019	42	42
7.190% due 12/01/2019	13	13
7.200% due 10/01/2019	25	25
7.630% due 06/01/2020	88	90
Vendee Mortgage Trust
0.109% due 06/15/2023 ~(a)	3,469	2
6.377% due 01/15/2030 ~	688	745
6.500% due 09/15/2024	2,993	3,200

Total U.S. Government Agencies (Cost $41,676,488)		41,503,299

U.S. TREASURY OBLIGATIONS 13.2%
U.S. Treasury Bonds
2.750% due 08/15/2042 (n)	391,500	362,596
2.750% due 11/15/2042 (n)(p)	862,100	797,695
2.875% due 05/15/2043 (n)	97,619	92,286
3.000% due 05/15/2042 (n)(p)(r)	468,570	453,881
3.000% due 11/15/2044 (n)(p)	759,246	732,732
3.000% due 05/15/2047	30	29
3.000% due 02/15/2048 (n)	301,600	290,184
3.125% due 02/15/2043 (n)(p)	252,000	248,944
3.125% due 08/15/2044 (n)	2,092,407	2,065,475
3.375% due 05/15/2044 (n)(p)	111,125	114,535
3.625% due 08/15/2043 (n)	334,100	358,401
3.625% due 02/15/2044 (n)(p)(r)	18,300	19,651
4.250% due 11/15/2040 (n)(p)(r)	49,400	57,809
4.375% due 02/15/2038 (n)(p)	53,000	62,559
4.375% due 11/15/2039 (n)(p)	294,450	349,389
4.375% due 05/15/2040 (p)	52,700	62,618
4.500% due 02/15/2036	65	77
4.500% due 05/15/2038 (n)(p)	104,400	125,290
6.250% due 05/15/2030	226	296
U.S. Treasury Inflation Protected Securities (j)
0.875% due 02/15/2047 (n)(p)	55,644	53,295
U.S. Treasury Notes
1.750% due 03/31/2022 (p)	54,500	52,418
1.750% due 09/30/2022 (n)(p)	415,400	397,056
1.875% due 07/31/2022 (n)(p)	254,800	245,205
2.000% due 08/31/2021 (p)	27,200	26,540
2.000% due 10/31/2021 (p)	100,700	98,090
2.000% due 10/31/2022 (p)	15,330	14,785
2.000% due 02/15/2025 (n)(p)	10,800	10,174
2.000% due 11/15/2026 (p)	4,950	4,582
2.125% due 12/31/2021 (p)	19,000	18,551
2.125% due 09/30/2024 (n)(p)(r)	1,102,000	1,050,236
2.125% due 05/15/2025 (p)	7,200	6,820
2.250% due 11/15/2024 (n)(p)(r)	655,716	628,591
2.250% due 11/15/2025 (p)(r)	3,450	3,280
2.250% due 02/15/2027 (n)	47,300	44,538

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.375% due 05/15/2027 (n)		$333,700	$316,924

Total U.S. Treasury Obligations (Cost $9,619,178)			9,165,532

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.6%
Adjustable Rate Mortgage Trust
2.336% due 08/25/2036 •		5,477	3,296
2.756% due 11/25/2035 •		19	17
3.366% due 03/25/2035 •		4,873	4,564
3.652% due 03/25/2035 ~		1,647	1,644
3.709% due 01/25/2036 ^~		3,137	2,997
3.759% due 09/25/2035 ~		1,876	1,535
4.065% due 09/25/2035 ~		199	189
4.107% due 10/25/2035 ^~		4,323	4,099
4.253% due 03/25/2036 ^~		215	178
4.268% due 08/25/2035 ~		1,074	1,065
4.310% due 07/25/2035 ~		1,034	1,004
4.370% due 11/25/2035 ^~		373	320
4.400% due 11/25/2035 ^~		3,283	3,128
4.455% due 01/25/2036 ~		1,913	1,679
4.860% due 07/25/2035 ~		2,334	2,333
Aggregator of Loans Backed by Assets PLC
1.976% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	416	546
American Home Mortgage Assets Trust
2.336% due 10/25/2046 •		$12,224	11,784
3.467% due 11/25/2035 ^~		5,812	5,357
American Home Mortgage Investment Trust
3.996% due 10/25/2034 •		1,833	1,838
4.016% due 09/25/2045 •		1,826	1,827
4.284% due 12/25/2035 •		1,608	1,038
4.284% due 11/25/2045 ^•		6,049	4,759
4.342% due 02/25/2044 •		30	30
4.534% due 02/25/2045 •		1,266	1,273
Ashford Hospitality Trust
3.158% due 05/15/2035 •		50,900	51,059
Banc of America Alternative Loan Trust
2.616% due 05/25/2035 ^•		605	513
5.500% due 06/25/2037 ^		1,031	936
6.000% due 11/25/2035 ^		867	879
6.000% due 07/25/2046 ^		1,556	1,397
Banc of America Funding Trust
2.316% due 04/25/2037 •		282	230
2.355% due 10/20/2036 •		13,019	11,675
2.355% due 10/20/2046 ^•		2,123	1,992
2.426% due 04/25/2037 ^•		2,394	1,979
2.465% due 02/20/2035 •		475	474
2.496% due 07/25/2037 •		1,316	1,266
2.616% due 05/25/2037 ^•		4,677	4,167
2.745% due 05/20/2035 ^•		587	514
3.647% due 10/20/2046 ^~		3,037	2,612
3.752% due 10/20/2046 ^~		1,923	1,544
3.773% due 03/20/2036 ~		203	192
3.840% due 04/20/2036 ^~		2,792	2,587
3.848% due 05/20/2036 ^~		1,265	1,213
3.929% due 01/20/2047 ^~		91	87
3.946% due 03/20/2036 ~		506	491
3.993% due 11/20/2035 ^~		1,571	1,492
4.002% due 02/20/2036 ~		3,025	2,862
4.078% due 09/20/2046 ^~		2,564	2,347
4.125% due 03/20/2035 ~		345	350
4.205% due 05/25/2035 ~		47	49
4.350% due 11/20/2034 ~		3,586	3,522
4.424% due 09/20/2047 ^~		3,634	3,260
4.746% due 09/20/2034 ~		165	170
5.500% due 09/25/2034		3,464	3,416
5.750% due 10/25/2035		1,834	1,774
5.750% due 09/25/2036		1,461	1,453
5.753% due 10/25/2036 ^Ø		584	536
5.837% due 01/25/2037 ^Ø		485	462
5.888% due 04/25/2037 ^Ø		1,673	1,494
6.000% due 09/25/2036 ^		233	222
6.000% due 09/25/2036 •		277	267
6.000% due 09/25/2036		2,766	2,722
6.000% due 03/25/2037 ^		8,064	7,276
Banc of America Mortgage Trust
3.511% due 11/25/2034 ~		1,277	1,311
3.659% due 11/25/2035 ^~		437	438
3.674% due 11/25/2034 ~		721	735
3.694% due 02/25/2035 ~		1,287	1,281
3.853% due 01/25/2036 ~		2,415	2,290
3.913% due 02/25/2035 ~		424	422
3.941% due 11/25/2034 ~		481	499
4.146% due 04/25/2034 ~		67	68
4.200% due 05/25/2034 ~		352	357
4.289% due 07/25/2035 ^~		671	631
4.341% due 07/25/2035 ~		1,269	1,180
4.408% due 08/25/2035 ^~		4,388	4,333

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.458% due 05/25/2033 ~	$466	$478
4.487% due 07/25/2034 ~	91	93
4.684% due 09/25/2033 ~	553	555
4.725% due 07/25/2035 ~	445	438
4.817% due 07/20/2032 ~	94	96
5.500% due 12/25/2020	260	265
5.500% due 05/25/2037 ^	413	355
6.000% due 07/25/2046 ^•	1,131	1,083
6.500% due 10/25/2031	25	26
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028	25,709	25,677
Bayview Commercial Asset Trust
2.646% due 08/25/2034 •	211	210
BCAP LLC
4.409% due 08/26/2036 ~	13,187	11,696
6.000% due 10/26/2037 ~	3,733	3,448
BCAP LLC Trust
0.633% due 10/28/2035 ~	8,800	7,796
2.195% due 02/28/2037 •	8,276	7,412
2.205% due 11/26/2036 •	2,923	2,757
2.215% due 09/28/2036 •	27,576	25,360
2.225% due 11/26/2036 •	18,316	17,727
2.225% due 01/28/2037 ~	1,923	1,901
2.233% due 04/28/2036 ~	4,544	4,536
2.235% due 08/26/2033 •	10,505	10,184
2.235% due 11/28/2036 ~	13,474	13,062
2.235% due 12/28/2036 •	12,141	11,776
2.235% due 06/28/2047 •	30,657	24,534
2.245% due 06/26/2037 •	8,170	7,140
2.255% due 09/28/2046 ~	13,059	11,078
2.255% due 11/28/2046 •	1,465	1,461
2.264% due 01/26/2035 •	43,295	39,420
2.265% due 10/28/2036 •	11,325	10,808
2.277% due 07/26/2036 ~	2,854	2,751
2.285% due 06/28/2037 •	11,074	9,468
2.315% due 08/28/2036 •	19,154	18,862
2.363% due 11/26/2046 •	3,045	3,043
2.365% due 03/26/2036 •	22,388	22,017
2.395% due 01/28/2036 ~	17,393	16,667
2.395% due 02/28/2036 •	15,251	13,695
2.426% due 05/25/2047 •	90	84
2.434% due 10/28/2046 ~	10,664	9,492
2.436% due 05/25/2047 ^•	10,426	9,777
2.445% due 01/28/2036 •	17,203	15,239
2.465% due 11/28/2046 •	12,379	11,950
2.487% due 01/26/2047 •	11,640	10,683
2.507% due 04/28/2047 •	13,064	11,223
2.514% due 07/28/2036 •	23,156	15,294
2.517% due 05/28/2047 •	15,120	12,391
2.557% due 12/28/2046 •	17,040	15,656
2.605% due 11/28/2035 •	17,420	16,288
2.633% due 07/28/2046 •	19,062	17,301
2.697% due 11/28/2035 ~	11,639	9,624
2.731% due 07/28/2035 ~	11,740	10,410
2.785% due 12/28/2035 ~	10,576	10,312
2.800% due 12/28/2034 ~	5,058	4,934
3.065% due 08/26/2037 •	13,174	12,983
3.268% due 12/28/2036 ~	11,834	11,012
3.299% due 07/28/2047 •	12,208	12,236
3.325% due 03/26/2036 ~	17,431	16,418
3.364% due 11/28/2035 •	17,832	14,365
3.399% due 03/28/2036 ~	10,606	10,136
3.445% due 12/28/2035 ~	13,007	12,827
3.445% due 02/28/2037 ~	8,919	7,734
3.448% due 02/28/2036 ~	9,624	8,776
3.451% due 03/28/2037 ~	16,128	14,568
3.462% due 02/28/2036 ~	8,169	7,550
3.492% due 05/28/2036 ~	13,252	12,073
3.528% due 06/28/2036 ~	15,096	13,879
3.551% due 07/28/2047 •	15,215	15,378
3.603% due 12/28/2036 ~	9,356	8,337
3.632% due 01/28/2036 ~	10,046	9,989
3.650% due 03/26/2037 ~	3,300	2,896
3.746% due 05/26/2036 ~	7,671	6,318
3.776% due 04/28/2036 ~	6,475	6,402
3.780% due 08/28/2036 ~	26,117	25,456
3.796% due 01/28/2038 ~	45,587	39,545
3.835% due 02/28/2036 ~	14,816	13,412
3.846% due 02/26/2036 ~	1,440	1,442
3.846% due 07/26/2036 ~	981	897
3.870% due 05/28/2036 ~	10,909	10,211
3.884% due 07/26/2036 ~	6,084	5,749
3.890% due 05/28/2035 ~	29,032	29,290
3.903% due 02/28/2036 ~	5,481	4,717
3.903% due 08/28/2036 ~	11,902	10,274
3.907% due 08/28/2046 ~	9,027	7,817
3.916% due 11/28/2037 ~	12,603	9,728
3.956% due 03/28/2037 ~	16,161	15,432

10	See Accompanying Notes

September 30, 2018

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.962% due 03/28/2036 ~	$34,131	$34,461
3.962% due 06/28/2047 ~	16,807	14,378
3.972% due 05/28/2035 ~	51,987	53,559
4.017% due 11/28/2035 ~	21,628	18,836
4.068% due 09/28/2035 ~	6,983	5,768
4.097% due 07/28/2036 ~	72,770	71,598
4.118% due 12/26/2037 ~	6	6
4.124% due 09/28/2035 ~	16,042	15,915
4.129% due 06/26/2035 ~	1,731	1,708
4.150% due 12/28/2036 ~	23,482	20,674
4.158% due 07/28/2047 •	14,576	11,862
4.164% due 03/28/2036 ~	9,185	7,499
4.176% due 11/28/2035 ~	17,827	18,189
4.177% due 01/26/2034 ~	740	727
4.187% due 10/28/2035 ~	21,701	15,654
4.225% due 07/28/2036 ~	12,802	12,993
4.243% due 03/26/2037 ~	1,901	1,886
4.290% due 10/28/2035 ~	26,624	28,375
4.362% due 10/28/2035 ~	9,658	9,848
4.367% due 08/28/2035 ~	13,983	14,225
4.384% due 03/28/2036 ~	6,838	7,012
4.395% due 09/26/2035 ~	10,153	8,837
4.412% due 10/26/2035 ~	10,112	9,924
4.433% due 08/28/2036 ~	105,972	104,851
4.467% due 10/28/2035 ~	10,770	10,931
4.487% due 10/28/2035 ~	1,527	1,507
4.542% due 10/26/2036 ~	1,601	1,635
4.562% due 10/28/2035 ~	9,311	9,204
4.667% due 09/28/2035 ~	9,481	9,720
4.938% due 03/26/2037 Ø	18,168	18,319
5.000% due 01/26/2021 ~	1,949	1,959
5.039% due 07/28/2037 ~	9,087	7,783
5.250% due 06/26/2036	38,514	27,795
5.250% due 04/26/2037	26,341	21,832
5.250% due 04/26/2037 ~	6,197	5,598
5.250% due 06/26/2037	3,399	3,307
5.250% due 08/26/2037 ~	2,802	2,878
5.500% due 11/25/2034	4,640	4,347
5.750% due 02/26/2035 ~	9,623	9,739
5.998% due 07/28/2037 ~	5,336	5,257
5.999% due 08/28/2037 ~	5,708	5,634
6.000% due 10/28/2036 ~	7,441	6,973
6.000% due 02/26/2037 ~	10,090	9,357
6.000% due 05/28/2037 ~	15,000	14,511
6.000% due 08/28/2037	8,548	7,735
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	1,001	972
3.124% due 05/25/2034 ~	6	5
3.221% due 03/25/2035 ~	735	722
3.634% due 02/25/2033 ~	25	23
3.670% due 02/25/2036 •	3,403	3,440
3.740% due 01/25/2035 ~	91	91
3.767% due 03/25/2035 ~	1,999	1,959
3.780% due 04/25/2033 ~	804	813
3.814% due 01/25/2034 ~	1,593	1,637
3.823% due 01/25/2034 ~	20	19
3.833% due 04/25/2033 ~	62	63
3.866% due 02/25/2047 ~	3,226	3,311
3.893% due 02/25/2034 ~	697	712
3.935% due 04/25/2034 ~	1,052	1,061
4.000% due 05/25/2034 ~	1	0
4.007% due 01/25/2035 ~	406	399
4.034% due 06/25/2035 ^~	834	772
4.046% due 05/25/2033 ~	446	453
4.116% due 08/25/2033 ~	14	14
4.119% due 04/25/2033 ~	368	368
4.125% due 04/25/2034 ~	1	1
4.144% due 01/25/2034 ~	1,168	1,179
4.171% due 11/25/2034 ~	1,937	1,897
4.216% due 08/25/2035 ~	1,169	1,029
4.248% due 09/25/2034 ~	1,091	1,103
4.263% due 02/25/2036 ^~	834	802
4.272% due 07/25/2034 ~	164	163
4.416% due 07/25/2034 ~	322	329
4.750% due 10/25/2034 ~	27	26
Bear Stearns ALT-A Trust
2.376% due 02/25/2034 •	2,151	2,156
2.416% due 02/25/2034 •	30	27
2.536% due 08/25/2036 ^•	10,695	10,838
2.536% due 01/25/2047 •	4,042	4,119
2.556% due 08/25/2036 •	3,669	2,859
2.656% due 04/25/2035 •	778	777
2.696% due 02/25/2036 •	1,896	1,814
2.716% due 03/25/2035 •	62	62
2.916% due 09/25/2034 •	575	576
2.932% due 02/25/2034 ~	120	112
3.598% due 01/25/2035 ~	2,074	1,941
3.612% due 11/25/2035 ^~	4,306	3,532
3.804% due 05/25/2036 ^~	7,660	5,645

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.804% due 08/25/2036 ^~	$4,606	$3,760
3.810% due 12/25/2033 ~	993	1,003
3.818% due 03/25/2036 ~	4,011	3,491
3.851% due 01/25/2036 ^~	9,235	9,254
3.868% due 05/25/2036 ^~	7,056	5,325
3.888% due 03/25/2036 ~	15,292	11,428
3.896% due 11/25/2036 ^~	5,115	4,634
3.906% due 02/25/2036 ^~	1,168	1,035
3.919% due 10/25/2033 ~	15	16
3.927% due 11/25/2036 ^~	2,373	2,002
3.943% due 04/25/2035 ~	8	8
3.972% due 05/25/2035 ~	558	568
4.037% due 11/25/2036 ~	1,227	1,144
4.081% due 05/25/2035 ~	139	144
4.088% due 02/25/2034 ~	2,308	2,382
4.098% due 03/25/2036 ^~	7,870	6,779
4.125% due 12/25/2046 ^~	525	453
4.167% due 08/25/2036 ^~	57	39
4.209% due 09/25/2034 ~	611	581
4.356% due 08/25/2034 ~	53	54
4.501% due 07/25/2035 ^~	9,829	8,106
Bear Stearns Asset-Backed Securities Trust
2.616% due 11/25/2034 ^•	1,610	1,508
5.500% due 01/25/2034 Ø	28	29
Bear Stearns Mortgage Funding Trust
2.376% due 12/25/2046 •	29,059	27,837
Bear Stearns Mortgage Securities, Inc.
4.124% due 06/25/2030 ~	6	6
Bear Stearns Structured Products, Inc. Trust
3.531% due 12/26/2046 ~	2,370	2,157
4.106% due 01/26/2036 ~	2,454	2,161
BellaVista Mortgage Trust
2.418% due 05/20/2045 •	22	17
BX Trust
3.078% due 07/15/2034 •	19,530	19,554
CGMS Commercial Mortgage Trust
3.258% due 07/15/2030 •	5,961	5,945
Chase Mortgage Finance Trust
3.427% due 12/25/2035 ^~	2,399	2,314
3.584% due 12/25/2035 ^~	5,945	5,789
3.598% due 02/25/2037 ~	2,692	2,673
3.654% due 03/25/2037 ^~	4,414	4,328
3.662% due 03/25/2037 ^~	187	182
3.965% due 02/25/2037 ~	343	345
4.105% due 02/25/2037 ~	271	274
4.109% due 09/25/2036 ^~	593	557
4.126% due 02/25/2037 ~	43	44
4.272% due 09/25/2036 ^~	70	67
4.467% due 02/25/2037 ~	26	27
5.500% due 12/25/2022 ^	5,602	4,138
5.500% due 03/25/2037	32	27
6.000% due 11/25/2036 ^	1,591	1,198
6.000% due 02/25/2037 ^	848	665
6.000% due 03/25/2037 ^	838	705
ChaseFlex Trust
2.366% due 08/25/2037 •	8,141	8,346
2.556% due 08/25/2037 •	8,323	8,651
2.716% due 06/25/2035 •	2,471	1,406
4.318% due 08/25/2037 ^Ø	1,245	1,203
5.000% due 07/25/2037 ^	1,968	1,675
6.000% due 02/25/2037 ^	1,790	1,291
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.366% due 01/25/2036 •	928	913
2.396% due 05/25/2036 •	1,094	1,084
2.396% due 07/25/2036 •	822	812
2.466% due 08/25/2035 •	464	462
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	55	55
5.500% due 04/25/2037	601	601
5.750% due 09/25/2037	971	984
6.000% due 08/25/2036	773	780
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	75	76
Citigroup Global Markets Mortgage Securities, Inc.
2.716% due 05/25/2032 •	59	59
7.000% due 12/25/2018 Ø	2	3
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~ (a)	20,860	404
0.000% due 02/25/2058 «~ (a)	35,896	28
0.000% due 02/25/2058 «~	281	76
0.000% due 09/25/2064 «~	56	55
0.110% due 02/25/2058 ~ (a)	32,195	205
1.000% due 02/25/2058 ~ (a)	32,195	190
2.286% due 01/25/2037 •	476	446
2.579% due 07/25/2046 ^~	2,714	2,537
2.865% due 08/25/2035 ^•	2,255	2,122
3.263% due 10/25/2046 ~	2,949	2,658
3.500% due 02/25/2058 ~	14,942	11,309
3.585% due 04/25/2037 ^~	1,700	1,484
3.650% due 03/25/2037 ^~	2,258	2,064

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.898% due 03/25/2037 ~	$7,315	$6,461
3.971% due 09/25/2064 ~	50,509	46,014
4.271% due 08/25/2035 ~	5,249	4,160
4.820% due 10/25/2035 •	15	15
6.250% due 11/25/2037 ~	3,195	2,478
Citigroup Mortgage Loan Trust, Inc.
3.890% due 09/25/2035 •	1,637	1,607
3.894% due 02/25/2034 ~	897	905
3.899% due 05/25/2035 ~	1,114	1,125
4.113% due 12/25/2035 ^~	1,799	1,356
5.500% due 11/25/2035 ^	1,920	1,931
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	382	383
6.000% due 09/25/2036	420	411
6.000% due 06/25/2037 ^	1,014	991
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	16	16
Commercial Mortgage Trust
3.142% due 02/10/2048	4,200	4,157
Community Program Loan Trust
4.500% due 04/01/2029	4,604	4,602
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	1,437	1,192
6.000% due 08/25/2037 ^~	3,279	2,492
Countrywide Alternative Loan Trust
2.355% due 09/20/2046 •	3,255	2,792
2.356% due 04/25/2047 •	8,686	8,370
2.376% due 12/25/2046 ^•	673	667
2.386% due 11/25/2036 •	1,899	1,837
2.386% due 01/25/2037 ^•	448	439
2.386% due 06/25/2046 •	749	723
2.395% due 07/20/2035 •	42	42
2.396% due 11/25/2036 •	22,657	21,425
2.406% due 07/25/2046 ^•	1,912	1,730
2.406% due 09/25/2046 ^•	11,943	10,991
2.416% due 04/25/2047 •	5,989	5,676
2.426% due 05/25/2035 •	138	132
2.426% due 07/25/2046 ^•	249	228
2.465% due 11/20/2035 •	21	20
2.466% due 09/25/2046 ^•	955	766
2.466% due 10/25/2046 ^•	185	149
2.476% due 07/25/2036 •	23,673	19,119
2.476% due 07/25/2046 ^•	508	305
2.486% due 05/25/2036 ^•	19	7
2.496% due 12/25/2035 •	25	24
2.506% due 11/25/2035 •	1,759	1,437
2.506% due 02/25/2036 ^•	2,131	1,787
2.546% due 09/25/2035 •	920	857
2.566% due 05/25/2036 ^•	3,326	2,170
2.566% due 08/01/2036 ^•	1,690	1,085
2.566% due 05/25/2037 ^•	186	105
2.716% due 04/25/2036 •	9,012	5,175
2.736% due 12/25/2035 •	860	844
2.756% due 01/25/2036 •	542	519
2.766% due 08/25/2034 •	21	20
2.766% due 10/25/2036 ^•	3,123	2,105
2.796% due 06/25/2034 •	1,795	1,767
2.845% due 12/25/2035 •	400	370
2.845% due 02/25/2036 •	491	456
2.896% due 10/25/2035 •	3,221	2,539
2.916% due 10/25/2035 ^•	1,376	1,171
2.945% due 08/25/2035 ^•	135	111
2.986% due 11/25/2035 •	301	299
3.016% due 12/25/2035 ^•	2,094	1,855
3.225% due 11/25/2047 ^•	5,861	5,113
3.266% due 06/25/2034 •	8,402	7,992
3.316% due 02/25/2036 ^•	4,394	3,946
3.325% due 01/25/2036 •	46	46
3.446% due 11/25/2035 ^~	1,015	932
4.101% due 10/25/2035 ^~	419	368
5.250% due 06/25/2035 ^	572	534
5.500% due 07/25/2035 ^	2,197	1,877
5.500% due 11/25/2035 ^	5,402	4,841
5.500% due 11/25/2035	2,326	1,807
5.500% due 12/25/2035 ^	1,771	1,558
5.500% due 02/25/2036 ^	1,600	1,413
5.750% due 03/25/2037 ^•	930	810
5.750% due 07/25/2037 ^	174	154
6.000% due 10/25/2033	340	360
6.000% due 03/25/2035 ^	198	152
6.000% due 04/25/2036 ^	1,366	1,046
6.000% due 05/25/2036 ^	1,420	1,120
6.000% due 06/25/2036 ^	886	743
6.000% due 08/01/2036 ^	268	232
6.000% due 08/25/2036 ^	2,760	2,460
6.000% due 08/25/2036 ^•	1,464	1,305
6.000% due 11/25/2036 ^	74	63
6.000% due 02/25/2037	431	367
6.000% due 02/25/2037 ^	6,967	4,978

See Accompanying Notes	11

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 03/25/2037 ^	$1,903	$1,408
6.000% due 04/25/2037	4,092	3,155
6.000% due 05/25/2037 ^	422	310
6.000% due 08/25/2037	589	534
6.250% due 12/25/2033	39	40
6.250% due 11/25/2036 ^	647	569
6.250% due 08/25/2037 ^	2,723	2,340
6.500% due 05/25/2036 ^	2,494	1,991
6.500% due 09/25/2036	1,245	1,082
6.500% due 08/25/2037 ^	8,159	6,017
6.500% due 09/25/2037 ^	1,844	1,294
13.707% due 07/25/2035 •	1,080	1,175
Countrywide Home Loan Mortgage Pass-Through Trust
0.000% due 03/25/2035 •	101	101
2.556% due 03/25/2036 •	486	230
2.566% due 02/25/2036 ^•	88	29
2.676% due 05/25/2035 •	6,467	6,050
2.726% due 04/25/2035 ~	108	88
2.756% due 03/25/2035 •	474	458
2.796% due 04/25/2035 •	8,356	8,157
2.805% due 04/25/2046 ^•	6,830	3,653
2.816% due 05/25/2035 •	1,656	1,562
2.856% due 03/25/2035 •	81	75
2.876% due 02/25/2035 •	842	844
2.896% due 02/25/2035 •	174	172
2.976% due 09/25/2034 •	64	64
3.213% due 06/19/2031 ~	40	40
3.307% due 02/20/2036 ^~	137	119
3.346% due 05/20/2036 ^~	1,267	1,191
3.459% due 04/25/2035 ^~	1,820	1,683
3.500% due 07/19/2031 ~	19	19
3.503% due 04/20/2036 ^~	1,419	1,313
3.537% due 02/20/2036 ^•	18	17
3.576% due 07/20/2034 ~	265	257
3.578% due 11/20/2034 ~	2,840	2,848
3.583% due 11/25/2034 ~	3,888	3,864
3.594% due 03/25/2037 ^~	650	597
3.611% due 07/25/2034 ~	868	869
3.635% due 10/25/2035 ^~	3,048	2,648
3.637% due 06/20/2034 ~	526	531
3.647% due 02/25/2034 ~	22	22
3.651% due 02/25/2047 ^~	727	657
3.672% due 10/19/2032 ~	23	22
3.861% due 11/25/2037 ~	5,139	4,555
3.912% due 08/25/2034 ^~	3	3
3.912% due 08/25/2034 ~	85	83
3.925% due 09/25/2047 ^~	1,968	1,854
3.944% due 10/20/2035 ~	635	564
3.975% due 11/20/2034 ~	160	163
4.179% due 08/25/2034 ^~	1,354	1,330
4.347% due 12/19/2033 ~	29	29
4.492% due 04/20/2035 ~	266	270
4.500% due 09/25/2035	1,723	1,667
4.516% due 10/25/2033 •	1,362	1,387
4.545% due 08/25/2034 ^~	1,646	1,567
4.571% due 02/20/2036 ^•	129	123
4.587% due 11/19/2033 ~	115	118
5.000% due 09/25/2035 ^	39	37
5.500% due 01/25/2035	370	375
5.500% due 09/25/2035 ^	1,545	1,531
5.500% due 10/25/2035 ^	2,978	2,703
5.500% due 11/25/2035 ^	1,324	1,188
5.750% due 12/25/2035 ^	2,154	1,913
5.750% due 02/25/2037 ^	1,598	1,326
5.750% due 07/25/2037 ^	824	756
6.000% due 05/25/2036 ^	2,508	2,119
6.000% due 07/25/2036	6,125	5,240
6.000% due 12/25/2036 ^	159	130
6.000% due 02/25/2037	822	694
6.000% due 07/25/2037	985	830
6.000% due 09/25/2037 ^	442	385
6.250% due 09/25/2036 ^	1,410	1,169
6.250% due 02/25/2038 ^	1,622	1,351
Countrywide Home Loan Reperforming REMIC Trust
2.556% due 06/25/2035 •	2,013	1,953
7.500% due 06/25/2035 ^	1,076	1,108
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
2.713% due 03/25/2032 ~	348	335
3.366% due 09/25/2034 ^•	1,651	1,631
4.227% due 09/25/2034 ~	919	922
5.301% due 06/25/2032 ~	18	18
5.500% due 09/25/2035	4,109	3,850
7.500% due 05/25/2032	62	68
7.500% due 12/25/2032	1	1
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
2.956% due 06/25/2034 •	368	363
3.648% due 07/25/2033 ~	1,396	1,400
4.053% due 10/25/2033 ~	45	45
4.099% due 05/25/2034 ~	1,822	1,870

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.500% due 10/25/2035		$1,345	$1,222
6.000% due 11/25/2035 ^		28	24
Credit Suisse Mortgage Capital Certificates
3.500% due 04/26/2038 ~		1,460	1,455
3.743% due 07/27/2037 ~		15,078	13,962
3.833% due 04/28/2037 ~		9,250	8,053
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~		1,231	630
5.837% due 04/25/2037 ~		20,795	9,832
5.863% due 02/25/2037 ^~		3,407	1,474
6.000% due 07/25/2036		1,272	1,058
6.000% due 04/25/2037 ^		1,309	966
7.000% due 08/25/2037 ~		6,020	4,750
Credit Suisse Mortgage Capital Trust
0.000% due 01/25/2058 «(h)		534	527
0.000% due 04/25/2058 «(a)(h)		26	26
1.000% due 07/25/2057 «(h)		487	488
2.305% due 05/27/2037 •		3,691	3,681
3.263% due 07/25/2057 ~		545,852	489,461
3.532% due 01/25/2058 ~		165,798	150,397
3.556% due 06/25/2048		926,451	904,205
3.693% due 04/25/2058 ~		558,395	551,734
3.939% due 06/01/2050		1,782,769	1,826,434
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.316% due 08/25/2037 ^•		6,566	5,678
2.336% due 08/25/2036 •		4,207	3,946
2.456% due 01/25/2047 •		4,007	3,379
3.738% due 10/25/2035 ~		1,727	1,512
5.000% due 10/25/2018		10	10
5.500% due 12/25/2035 ^		1,147	1,039
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
2.316% due 10/25/2036 ^•		13	10
5.869% due 10/25/2036 ^Ø		1,018	967
5.886% due 10/25/2036 ^Ø		1,018	967
6.005% due 10/25/2036 ^~		769	731
6.300% due 07/25/2036 ^Ø		993	892
Deutsche Mortgage & Asset Receiving Corp.
2.305% due 11/27/2036 •		6,819	6,652
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 «		6	5
Downey Savings & Loan Association Mortgage Loan Trust
2.348% due 04/19/2047 ^•		906	814
2.988% due 09/19/2044 •		97	98
3.894% due 07/19/2044 ~		25	26
EMF-NL Prime BV
0.479% due 04/17/2041 •	EUR	6,501	7,212
Eurosail PLC
1.179% due 10/17/2040 •		2,606	3,052
First Horizon Alternative Mortgage Securities Trust
2.586% due 02/25/2037 •		$26	15
3.777% due 08/25/2035 ^~		2,202	1,991
3.994% due 03/25/2035 ~		49	41
4.121% due 08/25/2034 ~		455	453
5.500% due 05/25/2035		2,542	2,366
6.000% due 07/25/2036 ^		2,044	1,685
6.250% due 08/25/2037 ^		693	547
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		127	111
First Horizon Mortgage Pass-Through Trust
2.486% due 02/25/2035 •		17	16
3.560% due 11/25/2034 ~		1,608	1,615
3.708% due 01/25/2037 ^~		49	45
3.792% due 11/25/2035 ^~		1,180	1,095
3.948% due 10/25/2036 ~		515	451
4.044% due 10/25/2035 ^~		6,345	6,161
4.162% due 04/25/2035 ~		1,473	1,509
4.168% due 11/25/2037 ^~		4,634	4,300
4.277% due 08/25/2035 ~		1,128	949
4.594% due 09/25/2035 ~		2,625	2,582
4.739% due 10/25/2035 ~		583	579
5.250% due 05/25/2021 ^		303	215
5.500% due 01/25/2035		216	221
5.750% due 02/25/2036 ^		473	415
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		63	64
General Motors Acceptance Corp.
7.430% due 12/01/2021		3	3
GMAC Mortgage Corp. Loan Trust
3.802% due 05/25/2035 ~		1,800	1,727
4.025% due 04/19/2036 ^~		3,660	3,419
4.208% due 06/25/2034 ~		16	16
4.235% due 06/25/2034 ~		26	26
4.595% due 06/19/2035 ~		193	191
GPT GPP Mortgage Trust
3.171% due 06/15/2035 •		5,250	5,253
Great Hall Mortgages PLC
0.380% due 03/18/2039 •	EUR	1,464	1,673
0.930% due 03/18/2039 •	GBP	42,666	54,483
0.940% due 06/18/2039 •		12,353	15,716
2.467% due 06/18/2039 •		$19,031	18,618

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GreenPoint Mortgage Funding Trust
2.416% due 10/25/2046 •	$685	$595
2.456% due 08/25/2045 •	4,531	4,307
2.486% due 04/25/2036 ^•	49	131
2.556% due 10/25/2046 •	684	517
2.656% due 06/25/2045 •	588	570
2.756% due 11/25/2045 •	370	329
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034	18,300	17,868
GS Mortgage Securities Trust
2.123% due 11/10/2045 ~(a)	39,347	2,586
3.199% due 10/10/2031	8,510	8,336
GSC Capital Corp. Mortgage Trust
2.396% due 05/25/2036 ^•	214	191
GSMPS Mortgage Loan Trust
2.566% due 09/25/2035 •	5,336	4,812
7.500% due 06/25/2043	2,598	2,857
GSR Mortgage Loan Trust
2.516% due 07/25/2035 •	192	177
2.566% due 01/25/2034 •	40	38
3.601% due 04/25/2036 ~	61	56
3.608% due 06/25/2034 ~	281	278
3.750% due 01/25/2036 ^~	144	143
3.774% due 04/25/2035 ~	1,879	1,901
3.785% due 04/25/2035 ~	308	310
3.830% due 03/25/2033 •	16	16
3.847% due 05/25/2035 ~	26	26
3.897% due 05/25/2035 ~	1,173	1,160
3.980% due 04/25/2032 •	109	100
4.052% due 11/25/2035 ~	21	21
4.118% due 11/25/2035 ^~	2,514	2,145
4.141% due 03/25/2037 ^~	5,983	5,402
4.176% due 11/25/2035 ~	46	47
4.354% due 07/25/2035 ~	42	42
4.450% due 09/25/2035 ~	50	51
5.000% due 05/25/2036 ^	282	532
5.000% due 05/25/2037 ^	7	7
5.500% due 06/25/2035	2,664	2,765
5.500% due 06/25/2036 ^	1,284	1,253
6.000% due 08/25/2021 ^	76	75
6.000% due 03/25/2032	6	6
6.000% due 11/25/2035 ^	11,058	8,766
6.000% due 11/25/2035	1,207	1,019
6.000% due 02/25/2036 ^	5,419	4,662
6.000% due 01/25/2037 ^	1,231	1,138
6.000% due 03/25/2037 ^	33	29
6.000% due 07/25/2037 ^	288	263
6.250% due 09/25/2036 ^	682	663
6.500% due 09/25/2036 ^	3,302	2,631
HarborView Mortgage Loan Trust
2.368% due 09/19/2046 •	3,999	3,661
2.608% due 05/19/2035 •	13,169	12,867
2.648% due 06/19/2035 •	1,760	1,753
2.728% due 06/19/2034 •	641	623
2.768% due 04/19/2034 •	637	601
2.808% due 01/19/2035 •	1,577	1,488
2.868% due 01/19/2035 •	2,706	2,501
2.868% due 06/19/2045 ^•	12,361	8,302
2.888% due 01/19/2035 •	140	136
2.968% due 11/19/2034 •	266	246
3.216% due 10/25/2037 •	1,565	1,576
3.850% due 06/19/2036 ^~	3,900	2,742
4.065% due 08/19/2036 ^~	800	756
4.072% due 07/19/2035 ~	369	351
4.116% due 04/19/2034 ~	18	18
4.295% due 06/19/2036 ~	6,483	4,539
4.564% due 12/19/2035 ^~	1,733	1,722
Hilton USA Trust
2.828% due 11/05/2035	33,800	32,694
Holmes Master Issuer PLC
2.699% due 10/15/2054 •	57,500	57,464
HomeBanc Mortgage Trust
2.476% due 01/25/2036 •	2,053	2,035
2.486% due 10/25/2035 •	44	44
2.956% due 12/25/2034 •	2,488	2,486
3.076% due 08/25/2029 •	1,296	1,248
3.270% due 04/25/2037 ^~	1,842	1,735
3.597% due 04/25/2037 ^~	3,298	2,995
HSI Asset Securitization Corp. Trust
2.436% due 11/25/2035 •	14,877	13,450
Impac CMB Trust
2.956% due 11/25/2034 •	1,158	1,159
2.976% due 10/25/2033 •	17	17
2.996% due 10/25/2034 •	521	512
4.651% due 09/25/2034 Ø	182	192
Impac Secured Assets CMN Owner Trust
4.207% due 07/25/2035 ~	1,031	881
Impac Secured Assets Corp.
3.016% due 11/25/2034 •	33	34
Impac Secured Assets Trust
2.386% due 01/25/2037 •	5,861	5,673

12	See Accompanying Notes

September 30, 2018

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
IndyMac Adjustable Rate Mortgage Trust
3.301% due 01/25/2032 ~	$61	$61
3.445% due 01/25/2032 ~	279	275
4.322% due 08/25/2031 ~	319	323
IndyMac Mortgage Loan Trust
2.356% due 04/25/2037 •	3,147	3,164
2.396% due 02/25/2037 •	19,250	17,749
2.396% due 07/25/2047 •	7,740	6,614
2.416% due 11/25/2046 •	608	562
2.426% due 04/25/2046 •	4,624	4,369
2.426% due 05/25/2046 •	111	110
2.516% due 11/25/2035 ^•	547	420
2.516% due 06/25/2037 ^•	1,020	639
2.676% due 04/25/2035 •	207	199
2.696% due 07/25/2035 •	1,986	1,942
2.856% due 07/25/2045 •	55	54
2.996% due 05/25/2034 •	4	4
3.016% due 11/25/2034 •	44	42
3.036% due 11/25/2034 ^•	1,232	1,078
3.201% due 06/25/2037 ~	6,769	4,962
3.214% due 01/25/2035 ~	99	95
3.287% due 06/25/2037 ^~	2,515	2,317
3.518% due 04/25/2037 ^~	11,077	9,865
3.525% due 07/25/2037 ~	1,402	1,171
3.540% due 05/25/2036 ~	2,848	2,692
3.568% due 04/25/2037 ~	6,871	6,454
3.625% due 12/25/2034 ~	102	101
3.704% due 12/25/2035 ~	3,688	3,546
3.729% due 03/25/2036 ~	2,811	2,595
3.764% due 01/25/2036 ^~	4,616	4,203
3.766% due 01/25/2036 ^~	540	495
3.771% due 02/25/2035 ~	433	419
3.785% due 10/25/2035 ~	459	417
3.831% due 11/25/2037 ~	2,003	2,012
3.876% due 08/25/2035 ~	46	42
3.893% due 09/25/2035 ^~	12,098	11,368
3.896% due 08/25/2035 ~	564	514
3.896% due 08/25/2035 ^~	479	436
3.897% due 08/25/2036 ~	1,496	1,483
3.908% due 01/25/2036 ~	6,703	6,719
4.259% due 10/25/2034 ~	2,088	2,146
6.250% due 11/25/2037 ^	1,215	956
JPMorgan Alternative Loan Trust
2.356% due 03/25/2037 •	1,610	1,551
3.322% due 12/25/2036 ~	14,668	14,513
3.573% due 11/25/2036 ^~	1,480	1,548
4.014% due 05/25/2037 ^~	5,786	5,240
5.671% due 05/26/2037 «~	32,317	27,835
6.050% due 05/25/2036 Ø	236	228
JPMorgan Chase Commercial Mortgage Securities Trust
3.158% due 06/15/2032 •	5,300	5,317
3.474% due 12/15/2049 ~	6,700	6,650
JPMorgan Mortgage Trust
3.486% due 07/27/2037 ~	10,900	10,810
3.588% due 05/25/2036 ~	3,575	3,473
3.703% due 04/25/2036 ^~	1,712	1,643
3.703% due 04/25/2036 ~	3,784	3,863
3.714% due 04/25/2037 ^~	454	426
3.752% due 04/25/2036 ^~	4,277	3,952
3.772% due 11/25/2035 ~	1,509	1,486
3.773% due 11/25/2035 ~	2,664	2,598
3.806% due 11/25/2033 ~	11	11
3.815% due 06/25/2035 ~	3,937	3,919
3.835% due 02/25/2036 ^~	14	13
3.847% due 02/25/2034 ~	394	395
3.848% due 10/25/2035 ^~	670	599
3.890% due 06/25/2035 ~	3,146	3,121
3.919% due 07/25/2035 ~	145	145
3.951% due 08/25/2036 ^~	2,959	2,852
3.953% due 04/25/2035 ~	165	167
3.973% due 10/25/2036 ~	125	109
3.982% due 06/25/2035 ~	408	380
3.994% due 07/25/2035 ~	1,214	1,225
4.018% due 10/25/2035 ^~	1,668	1,556
4.066% due 02/25/2036 ^~	77	72
4.112% due 07/25/2035 ~	5,619	5,770
4.150% due 10/25/2036 ^~	43	40
4.151% due 07/25/2035 ~	1,637	1,650
4.229% due 07/25/2035 ~	342	345
4.249% due 10/25/2036 ^~	3,563	3,196
4.267% due 08/25/2035 ~	3,455	3,490
4.362% due 10/25/2035 ~	72	73
4.381% due 08/25/2035 ^~	2,128	2,088
4.410% due 07/25/2035 ~	29	29
4.412% due 10/25/2035 ~	1,463	1,391
4.515% due 09/25/2035 ~	368	366
4.576% due 07/25/2035 ~	520	532
4.608% due 08/25/2035 ~	1,329	1,342
5.000% due 08/25/2020	315	314

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.500% due 03/25/2022 ^		$171	$190
5.500% due 07/25/2036 ^		912	810
5.750% due 01/25/2036 ^		24	19
6.500% due 07/25/2036 ^		3,950	2,966
6.500% due 08/25/2036 ^		597	457
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	15,580
1.606% due 02/22/2045 •		145,118	184,894
2.250% due 02/22/2045		9,470	8,351
2.806% due 02/22/2045 •		29,232	37,411
Lavender Trust
6.250% due 10/26/2036		$5,661	4,597
Lehman Mortgage Trust
2.536% due 08/25/2036 ^•		7,119	6,199
2.866% due 06/25/2037 ^•		625	561
5.000% due 12/25/2035 ^		178	163
5.234% due 01/25/2036 ^~		3,746	3,710
5.298% due 12/25/2035 ~		4,924	2,934
5.500% due 01/25/2036		1,036	878
5.754% due 04/25/2036 ~		924	839
6.000% due 07/25/2036 ^		6,273	4,926
Lehman XS Trust
2.336% due 07/25/2037 •		1,968	3,191
2.376% due 03/25/2047 ^•		5,353	5,307
2.386% due 12/25/2036 ^•		110	129
2.396% due 07/25/2037 ^•		3,583	3,252
2.406% due 11/25/2046 •		288	283
2.416% due 08/25/2046 •		13,043	12,560
2.416% due 08/25/2046 ^•		1,475	1,377
3.116% due 08/25/2047 •		8,925	7,715
3.604% due 07/25/2035 •		2,894	2,892
Luminent Mortgage Trust
2.376% due 11/25/2036 ^•		271	247
2.386% due 12/25/2036 •		9,326	8,505
2.396% due 12/25/2036 ^•		5,107	4,562
2.416% due 02/25/2046 •		76	71
2.456% due 04/25/2036 •		13,243	11,564
MASTR Adjustable Rate Mortgages Trust
2.416% due 05/25/2047 •		467	396
2.426% due 04/25/2046 •		6,071	5,328
2.456% due 05/25/2037 •		1,022	637
2.636% due 05/25/2047 ^•		363	361
2.816% due 05/25/2047 ^•		641	527
3.145% due 07/25/2035 ^~		843	794
3.545% due 12/25/2034 ~		2,515	2,477
3.634% due 12/25/2033 ~		131	132
3.656% due 12/25/2033 ~		30	30
3.927% due 03/25/2035 ~		450	445
3.965% due 05/25/2034 ~		136	135
4.307% due 10/25/2032 ~		390	391
4.697% due 10/25/2034 ~		2,150	2,109
MASTR Alternative Loan Trust
2.616% due 03/25/2036 •		7,057	1,380
MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^		489	475
MASTR Reperforming Loan Trust
2.576% due 07/25/2035 •		3,359	2,713
7.000% due 08/25/2034		2,199	2,216
7.000% due 05/25/2035		598	587
MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 ~		3,096	3,199
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.858% due 11/15/2031 •		2,116	2,121
2.898% due 09/15/2030 •		683	678
3.038% due 11/15/2031 •		41	41
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.767% due 10/20/2029 •		1,485	1,503
3.018% due 08/15/2032 •		107	104
Merrill Lynch Alternative Note Asset Trust
2.235% due 02/25/2037 •		1,338	1,336
2.326% due 03/25/2037 •		951	418
2.516% due 03/25/2037 •		2,515	1,126
3.805% due 06/25/2037 ^~		1,533	1,219
6.000% due 03/25/2037		1,175	499
Merrill Lynch Mortgage Investors Trust
2.466% due 11/25/2035 •		18	17
2.486% due 04/25/2035 •		412	411
2.836% due 10/25/2028 •		54	54
2.876% due 06/25/2028 •		803	796
2.876% due 09/25/2029 •		58	58
2.876% due 11/25/2029 •		195	192
2.956% due 03/25/2028 •		41	40
2.996% due 03/25/2028 •		16	16
3.092% due 04/25/2029 •		457	452
3.176% due 10/25/2028 •		33	33
3.312% due 11/25/2029 •		223	224
3.539% due 02/25/2035 ~		4,796	4,996
3.882% due 12/25/2034 ~		42	43

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.893% due 11/25/2035 •		$4,014	$4,079
3.908% due 02/25/2034 ~		9	9
3.982% due 06/25/2035 ~		7,218	7,237
4.017% due 07/25/2035 ^~		417	408
4.032% due 12/25/2035 ~		1,069	1,046
4.034% due 12/25/2032 •		246	246
4.095% due 08/25/2034 ~		781	783
4.100% due 02/25/2033 ~		26	26
4.112% due 06/25/2037 ~		843	852
4.148% due 05/25/2033 ~		3,057	3,066
4.228% due 12/25/2035 ~		1,066	1,023
4.249% due 09/25/2035 ~		3,247	3,239
4.287% due 05/25/2036 ~		3,595	3,636
4.398% due 05/25/2033 ~		13	13
5.250% due 08/25/2036 Ø		482	482
Morgan Stanley Mortgage Loan Trust
2.476% due 03/25/2036 •		1,504	1,234
2.496% due 01/25/2036 •		12,434	9,757
2.506% due 12/25/2035 •		38	34
2.516% due 03/25/2035 •		28	27
2.526% due 01/25/2035 •		7	6
2.536% due 01/25/2035 •		3,177	3,132
3.205% due 06/25/2037 ~		4,101	2,848
3.584% due 07/25/2035 ~		468	420
3.869% due 06/25/2036 ~		12,866	9,759
3.908% due 07/25/2035 ^~		8,430	7,864
4.054% due 07/25/2035 ^~		289	265
4.077% due 06/25/2036 ~		228	232
4.493% due 09/25/2035 ^~		2,736	1,911
5.701% due 02/25/2047 Ø		1,895	1,287
6.000% due 02/25/2036 ^		623	639
6.000% due 10/25/2037 ^		1,734	1,523
MortgageIT Mortgage Loan Trust
2.446% due 04/25/2036 •		11,216	10,698
MortgageIT Trust
2.996% due 02/25/2035 •		645	645
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^		687	673
Newgate Funding PLC
0.281% due 12/15/2050 •	EUR	73,054	83,298
0.960% due 12/01/2050 •	GBP	700	862
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.216% due 05/25/2035 •		$3,916	3,072
4.204% due 10/25/2035 ~		90	90
4.830% due 02/25/2036 ^~		416	368
5.820% due 03/25/2047 Ø		1,065	1,096
7.000% due 02/19/2030 ~		868	875
Paragon Mortgages PLC
0.993% due 10/15/2041 •	GBP	1,715	2,146
1.162% due 05/15/2041 •		19,439	24,967
Prime Mortgage Trust
2.616% due 02/25/2034 •		$1,305	1,255
6.000% due 06/25/2036 ^		250	249
Proteus RMBS DAC
0.000% due 10/29/2054 «(b)(h)	EUR	250	98
0.000% due 10/29/2054 «~		40,247	32,988
0.130% due 10/29/2054 •		267,100	310,265
0.980% due 10/29/2054 •		81,720	94,930
Provident Funding Mortgage Loan Trust
3.878% due 10/25/2035 ~		$556	537
3.951% due 04/25/2034 ~		437	442
RAAC Trust
2.586% due 09/25/2034 •		433	433
RBSGC Mortgage Loan Trust
2.596% due 12/25/2034 •		25,133	22,305
RBSSP Resecuritization Trust
2.285% due 10/27/2036 •		3,014	2,582
2.305% due 08/27/2037 •		3,480	3,402
2.335% due 09/27/2037 •		9,301	7,299
2.395% due 02/27/2037 •		3,585	3,149
Regal Trust
2.434% due 09/29/2031 •		26	25
Reperforming Loan REMIC Trust
5.007% due 01/25/2034 ~		368	351
6.500% due 11/25/2034		701	697
7.500% due 11/25/2034		318	324
Residential Accredit Loans, Inc. Trust
2.356% due 01/25/2037 •		6,530	6,298
2.366% due 02/25/2037 •		2,954	2,766
2.396% due 05/25/2036 •		17,315	15,754
2.396% due 09/25/2036 •		3,082	2,896
2.401% due 12/25/2036 •		38	36
2.406% due 07/25/2036 •		4,036	3,751
2.406% due 08/25/2036 •		7,393	6,900
2.406% due 09/25/2036 •		65	61
2.426% due 06/25/2037 •		2,097	1,820
2.486% due 02/25/2046 •		1,793	1,378
2.516% due 08/25/2035 •		482	434

See Accompanying Notes	13

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.546% due 03/25/2037 •		$1,353	$434
2.616% due 11/25/2036 ^•		1,804	1,396
3.205% due 09/25/2045 •		397	385
4.156% due 08/25/2035 ^~		1,714	1,162
4.241% due 04/25/2035 ~		2,262	2,148
5.038% due 09/25/2035 ^~		467	429
5.087% due 02/25/2036 ^~		1,037	928
5.250% due 09/25/2020		2,779	2,737
6.000% due 08/25/2036 ^		2,154	1,978
6.000% due 09/25/2036 ^		2,095	1,869
6.000% due 09/25/2036		1,833	1,636
6.000% due 11/25/2036 ^		2,403	2,152
6.000% due 01/25/2037 ^		12	11
6.250% due 03/25/2037 ^		1,721	1,538
6.500% due 07/25/2037		597	554
6.500% due 09/25/2037 ^		2,166	1,915
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		216	242
Residential Asset Securitization Trust
2.666% due 12/25/2036 ^•		526	174
5.000% due 08/25/2019		270	268
5.500% due 08/25/2034		97	99
5.500% due 06/25/2035 ^		511	440
5.750% due 02/25/2036 ^		760	564
6.000% due 04/25/2037		323	285
6.000% due 05/25/2037 ^		181	158
6.000% due 07/25/2037 ^		1,237	836
6.250% due 08/25/2036		126	112
6.250% due 10/25/2036 ^		358	355
6.250% due 11/25/2036		2,017	1,352
6.250% due 09/25/2037 ^		2,150	1,481
6.500% due 08/25/2036		1,394	778
6.500% due 09/25/2036 ^		1,447	1,044
Residential Funding Mortgage Securities, Inc. Trust
4.068% due 06/25/2035 ~		358	353
4.252% due 02/25/2036 ^~		2,734	2,520
4.258% due 02/25/2037 ~		3,408	2,682
4.542% due 11/25/2035 ~		315	291
5.500% due 12/25/2034		470	476
5.750% due 12/25/2035		1,462	1,391
6.000% due 06/25/2036 ^		1,452	1,418
6.000% due 07/25/2036 ^		1,705	1,664
6.000% due 06/25/2037 ^		802	751
6.500% due 03/25/2032		105	108
RESIMAC Bastille Trust
2.987% due 12/16/2059 •		500	499
Resloc UK PLC
1.017% due 12/15/2043 •	GBP	3,033	3,693
RMAC Securities PLC
0.951% due 06/12/2044 •		32,570	40,765
1.325% due 06/12/2044 •	EUR	2,244	2,523
Roundstone Securities DAC
0.281% due 09/28/2055 «•		884,190	1,024,348
0.431% due 09/28/2055 «•		62,548	71,248
0.681% due 09/28/2055 «•		42,646	48,194
1.000% due 09/28/2055 «~		96,258	52,500
1.181% due 09/28/2055 «•		25,587	28,927
1.931% due 09/28/2055 «•		42,646	46,399
Securitized Asset Sales, Inc.
4.612% due 11/26/2023 ~		$48	43
Sequoia Mortgage Trust
2.365% due 07/20/2036 •		61	59
2.375% due 06/20/2036 •		1,515	1,454
2.515% due 07/20/2033 •		159	154
2.825% due 06/20/2033 •		10	10
2.864% due 05/20/2034 •		1,491	1,450
2.925% due 10/20/2027 •		55	53
2.965% due 10/20/2027 •		731	716
3.023% due 05/20/2034 •		426	425
3.174% due 09/20/2033 •		272	269
3.705% due 01/20/2047 ^~		2,082	1,701
3.867% due 01/20/2047 ^~		2,858	2,525
4.012% due 09/20/2046 ^~		4,362	3,651
Structured Adjustable Rate Mortgage Loan Trust
0.490% due 09/25/2034 ~		1,592	1,499
2.516% due 10/25/2035 •		914	912
2.516% due 08/25/2036 ^•		5,461	4,277
3.245% due 01/25/2035 •		197	189
3.565% due 11/25/2035 ^~		399	378
3.777% due 04/25/2036 ^~		4,204	3,574
3.912% due 01/25/2035 ~		539	536
3.918% due 06/25/2036 ^~		443	439
3.939% due 02/25/2036 ^~		1,963	1,836
3.996% due 05/25/2036 ^~		5,220	4,944
4.003% due 11/25/2034 ~		571	574
4.034% due 10/25/2037 ^•		707	645
4.082% due 03/25/2036 ^~		713	648
4.085% due 05/25/2036 ^~		1,172	1,126
4.135% due 02/25/2036 ^~		2,559	2,124
4.166% due 04/25/2036 ^~		582	858

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.181% due 08/25/2035 ~		$59	$59
4.186% due 12/25/2034 ~		57	57
4.231% due 02/25/2034 ~		1,042	1,052
4.328% due 09/25/2034 ~		17	16
4.361% due 09/25/2035 ~		1,543	1,395
4.363% due 08/25/2034 ~		641	637
4.376% due 12/25/2035 ~		3,650	3,515
4.549% due 09/25/2034 ~		1,252	1,276
Structured Asset Mortgage Investments Trust
2.406% due 06/25/2036 •		1,910	1,901
2.418% due 07/19/2035 •		3,997	3,912
2.426% due 04/25/2036 •		901	847
2.426% due 05/25/2036 •		133	123
2.436% due 05/25/2046 •		11,330	6,716
2.446% due 02/25/2036 ^•		250	242
2.476% due 03/25/2037 •		2,506	1,877
2.476% due 05/25/2046 ^•		13	20
2.526% due 12/25/2035 ^•		3,395	3,269
2.556% due 03/25/2037 ^•		201	110
2.612% due 02/25/2036 ^•		12,131	11,853
2.828% due 09/19/2032 •		2,003	1,964
2.868% due 01/19/2034 •		249	244
3.008% due 10/19/2033 •		457	432
3.245% due 12/25/2035 ^•		2,585	2,540
6.480% due 06/25/2029 ~		16	16
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.935% due 05/25/2022 ~		26	26
Structured Asset Securities Corp.
5.421% due 04/15/2027 ~		12	12
5.500% due 06/25/2035		1,555	1,615
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,030	2,591
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.177% due 01/25/2034 ~		2,309	2,325
4.275% due 07/25/2032 ~		70	66
4.382% due 11/25/2033 ~		118	118
4.485% due 07/25/2033 ~		34	34
4.494% due 03/25/2033 ~		1,154	1,146
5.419% due 06/25/2034 Ø		147	147
Suntrust Adjustable Rate Mortgage Loan Trust
3.696% due 02/25/2037 ^~		644	582
3.792% due 04/25/2037 ^~		694	590
4.280% due 01/25/2037 ^~		4,566	4,321
4.331% due 10/25/2037 ~		960	912
SunTrust Alternative Loan Trust
2.866% due 12/25/2035 ^•		5,135	4,262
5.750% due 12/25/2035 ^		3,376	3,170
6.000% due 04/25/2036 ^		813	743
Taurus CMBS UK Ltd.
2.202% due 05/01/2022 •	GBP	264	345
Taurus IT SRL
1.181% due 02/18/2027 •	EUR	687	798
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 Ø		$719	383
5.970% due 09/25/2036 Ø		5,583	552
6.015% due 07/25/2037 Ø		1,271	909
6.500% due 07/25/2036		5,168	2,813
Thornburg Mortgage Securities Trust
2.566% due 12/25/2033 •		650	640
3.667% due 10/25/2043 ~		327	323
4.158% due 06/25/2047 •		5	4
4.158% due 06/25/2047 ^•		115	106
4.266% due 09/25/2037 ~		5,300	5,311
Trinity Square PLC
1.903% due 07/15/2051 •	GBP	11,586	15,201
Wachovia Mortgage Loan Trust LLC
4.114% due 10/20/2035 ~		$670	626
4.192% due 08/20/2035 ^~		3,490	3,268
4.243% due 03/20/2037 ^~		2,250	2,206
4.473% due 10/20/2035 ~		34	35
4.481% due 08/20/2035 ^~		3,497	3,392
Waldorf Astoria Boca Raton Trust
3.508% due 06/15/2029 •		7,400	7,412
4.208% due 06/15/2029 •		13,300	13,324
WaMu Mortgage Pass-Through Certificates Trust
2.139% due 07/25/2047 ^•		3,772	3,170
2.434% due 05/25/2046 •		303	290
2.434% due 12/25/2046 •		8,267	8,246
2.486% due 12/25/2045 •		592	599
2.626% due 11/25/2045 •		352	345
2.626% due 12/25/2045 •		294	293
2.796% due 07/25/2045 •		271	276
2.845% due 08/25/2046 •		187	177
2.956% due 11/25/2034 •		862	859
3.107% due 11/25/2036 ^~		30	28
3.113% due 12/25/2036 ^~		76	73
3.162% due 04/25/2037 ^~		3,016	2,757
3.196% due 11/25/2034 •		419	418

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.209% due 05/25/2037 ~		$155	$139
3.245% due 06/25/2042 •		510	498
3.346% due 02/25/2037 ^~		6,885	6,384
3.462% due 02/25/2037 ^~		623	606
3.491% due 01/25/2036 ^~		5,416	5,261
3.563% due 04/25/2037 ^~		1,244	1,196
3.631% due 05/25/2037 ^~		2,121	2,026
3.641% due 01/25/2033 ~		107	110
3.655% due 03/25/2035 ~		1,896	1,872
3.707% due 12/25/2035 ~		2,014	1,962
3.729% due 04/25/2035 ~		5,301	5,396
3.770% due 08/25/2036 ^~		1,483	1,405
3.864% due 09/25/2036 ^~		6,020	5,854
3.882% due 07/25/2037 ^~		353	329
3.939% due 08/25/2036 ^~		197	193
4.022% due 10/25/2035 ~		828	829
4.045% due 08/25/2035 ~		865	820
4.124% due 09/25/2035 ~		518	531
4.187% due 08/25/2034 ~		283	288
4.320% due 09/25/2033 ~		86	88
4.331% due 09/25/2033 ~		694	714
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	4	20,467
1.604% due 12/21/2049 •		238,245	308,529
2.304% due 12/21/2049 •		23,296	30,577
2.804% due 12/21/2049 •		11,648	15,351
3.304% due 12/21/2049 •		6,656	8,792
3.804% due 12/21/2049 •		6,656	8,800
Washington Mutual Mortgage Pass-Through Certificates Trust
2.376% due 02/25/2037 ^•		$16,642	13,295
2.456% due 01/25/2047 ^•		5,595	5,125
2.565% due 12/25/2046 •		21,679	19,039
2.666% due 04/25/2035 •		9,015	7,569
2.815% due 05/25/2046 •		4,923	4,414
3.145% due 02/25/2031 ~		1	1
3.393% due 05/25/2033 ~		113	110
3.790% due 02/25/2033 ~		11	10
3.915% due 06/25/2033 ~		2,739	2,719
4.400% due 09/25/2036 ^Ø		3,830	1,883
5.500% due 11/25/2035 ^		815	762
5.500% due 06/25/2037 ^		1,653	1,648
6.000% due 04/25/2036 ^		1,701	1,572
6.268% due 07/25/2036 Ø		1,457	608
6.449% due 07/25/2036 ^Ø		2,489	1,039
Wells Fargo Alternative Loan Trust
4.491% due 07/25/2037 ^~		1,418	1,335
Wells Fargo Commercial Mortgage Trust
3.615% due 12/15/2049		11,561	11,557
Wells Fargo Mortgage-Backed Securities Trust
2.716% due 07/25/2037 ^•		851	767
3.615% due 12/25/2033 ~		453	464
3.740% due 03/25/2036 ~		1,167	1,145
3.761% due 12/25/2034 ~		10	10
3.776% due 11/25/2034 ~		78	81
3.776% due 04/25/2036 ~		276	276
3.777% due 01/25/2035 ~		456	478
3.783% due 01/25/2035 ~		2,036	2,062
3.788% due 12/25/2033 ~		92	95
3.837% due 03/25/2036 ^~		3,588	3,490
3.907% due 07/25/2036 ^~		825	835
3.937% due 11/25/2034 ~		429	435
3.964% due 03/25/2036 ~		1,221	1,239
3.966% due 03/25/2036 ~		122	120
4.016% due 03/25/2036 ^~		1,953	1,954
4.108% due 06/25/2035 ~		220	226
4.168% due 06/25/2033 ~		196	199
4.211% due 04/25/2036 ~		3,000	2,812
4.213% due 06/25/2035 ~		1,952	2,017
4.233% due 06/25/2034 ~		1,722	1,787
4.256% due 08/25/2033 ~		103	105
4.322% due 05/25/2035 ~		1,288	1,301
4.365% due 05/25/2035 ~		68	67
4.371% due 12/25/2034 ~		405	414
4.392% due 04/25/2036 ^~		15	16
4.477% due 10/25/2035 ~		3,477	3,504
4.488% due 07/25/2034 ~		12	13
4.560% due 10/25/2036 ^~		3,579	3,604
4.727% due 09/25/2033 ~		75	77
5.000% due 03/25/2036		810	783
5.250% due 10/25/2035		38	38
5.500% due 11/25/2035		127	129
5.500% due 01/25/2036 ^		1,242	1,239
5.500% due 02/25/2037 ^		520	493
5.750% due 02/25/2037		300	286
5.750% due 04/25/2037 ^		2,107	2,086
6.000% due 08/25/2036		1,701	1,697
6.000% due 03/25/2037 ^		1,548	1,537
6.000% due 04/25/2037 ^		1,999	2,018

14	See Accompanying Notes

September 30, 2018

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 07/25/2037 ^	$6,035	$6,029
6.000% due 08/25/2037 ^	389	388
6.250% due 07/25/2037 ^	142	140

Total Non-Agency Mortgage-Backed Securities (Cost $9,941,949)		10,131,687

ASSET-BACKED SECURITIES 12.0%
Aames Mortgage Investment Trust
2.996% due 10/25/2035 •	3,100	3,075
Accredited Mortgage Loan Trust
2.346% due 02/25/2037 •	449	450
2.536% due 12/25/2035 •	813	814
3.086% due 01/25/2035 •	862	859
4.330% due 06/25/2033 Ø	1,772	1,723
4.980% due 10/25/2033 Ø	1,342	1,372
ACE Securities Corp. Home Equity Loan Trust
2.276% due 10/25/2036 •	13	7
2.326% due 12/25/2036 •	6,313	2,537
2.356% due 07/25/2036 •	4,621	3,714
2.376% due 08/25/2036 ^•	5,329	1,891
2.416% due 12/25/2036 •	24,341	9,927
2.436% due 08/25/2036 ^•	6,848	2,453
2.766% due 12/25/2045 ^•	5,432	3,971
2.836% due 02/25/2036 ^•	2,969	2,798
2.876% due 11/25/2035 •	12,642	12,718
2.916% due 08/25/2045 •	3,593	3,536
3.191% due 11/25/2033 •	2,004	1,977
3.191% due 12/25/2034 •	331	323
3.191% due 07/25/2035 •	3,118	3,156
4.016% due 10/25/2032 •	1,311	1,313
Aegis Asset-Backed Securities Trust
2.386% due 01/25/2037 •	9,537	7,667
2.646% due 12/25/2035 •	3,300	3,234
2.696% due 06/25/2035 •	3,500	3,123
ALESCO Preferred Funding Ltd.
3.116% due 09/23/2038 •	66,119	64,962
Allegro CLO Ltd.
3.559% due 01/30/2026 •	17,518	17,535
Ally Auto Receivables Trust
1.490% due 11/15/2019	894	893
2.720% due 05/17/2021	14,080	14,076
Ally Master Owner Trust
2.478% due 07/15/2022 •	15,300	15,343
American Express Credit Account Master Trust
1.640% due 12/15/2021	284,250	282,468
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.906% due 04/25/2034 •	125	126
2.996% due 05/25/2034 •	2,945	2,955
3.086% due 07/25/2034 •	412	414
4.491% due 05/25/2034 ^Ø	686	685
5.591% due 11/25/2032 •	3,892	3,969
Amortizing Residential Collateral Trust
3.251% due 07/25/2032 •	72	72
3.341% due 08/25/2032 •	148	145
Apidos CLO
3.322% due 01/19/2025 •	15,915	15,920
3.467% due 07/22/2026 •	54,000	54,056
Arbor Realty Commercial Real Estate Notes Ltd.
3.458% due 04/15/2027 •	19,400	19,484
Ares CLO Ltd.
3.526% due 04/17/2026 •	11,936	11,947
Argent Securities Trust
2.326% due 09/25/2036 •	4,738	2,038
2.366% due 06/25/2036 •	21,113	8,040
2.366% due 09/25/2036 •	24,464	10,542
2.406% due 03/25/2036 •	6,994	4,308
2.486% due 05/25/2036 •	26,909	10,109
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.536% due 01/25/2036 •	13,095	12,083
3.341% due 11/25/2034 •	3,522	3,511
4.241% due 05/25/2034 •	736	704
Asset-Backed Funding Certificates Trust
2.356% due 11/25/2036 •	12,114	8,661
3.076% due 12/25/2030 •	830	810
3.266% due 03/25/2034 •	3,145	2,943
3.311% due 05/25/2032 •	579	574
Asset-Backed Securities Corp. Home Equity Loan Trust
2.296% due 05/25/2037 •	212	152
2.666% due 11/25/2035 •	5,800	5,814
2.976% due 10/25/2034 •	1	1
3.508% due 04/15/2033 •	1,828	1,814
4.259% due 08/15/2033 •	608	605
5.383% due 08/15/2032 •	7,572	7,351
Avery Point CLO Ltd.
3.435% due 04/25/2026 •	1,384	1,385
3.453% due 01/18/2025 •	19,821	19,827

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
B2R Mortgage Trust
2.567% due 06/15/2049		$20,006	$19,482
BA Credit Card Trust
2.538% due 06/15/2021 •		18,781	18,800
Babson CLO Ltd.
3.486% due 10/17/2026 •		15,400	15,414
Barings Euro CLO BV
1.050% due 07/27/2030	EUR	1,400	1,620
Bayview Opportunity Master Fund Trust
3.844% due 04/28/2033 Ø		$4,734	4,748
Bear Stearns Asset-Backed Securities Trust
2.326% due 04/25/2031 •		1,388	1,898
2.386% due 12/25/2036 ^•		4,372	4,521
2.406% due 05/25/2037 •		2,254	2,498
2.456% due 06/25/2047 •		7,500	7,359
2.516% due 06/25/2047 •		13,800	12,934
2.556% due 05/25/2036 ^•		3,392	3,999
2.616% due 02/25/2036 •		10,000	9,931
2.666% due 12/25/2042 •		126	126
2.856% due 12/25/2034 •		5	5
2.876% due 10/25/2032 •		1,038	1,043
3.016% due 10/27/2032 •		820	800
3.040% due 10/25/2036 ~		1,208	893
3.191% due 08/25/2035 •		2,327	2,332
3.216% due 10/25/2037 •		247	249
3.216% due 11/25/2042 •		172	172
3.266% due 08/25/2037 •		6,931	6,276
3.341% due 02/25/2035 •		4,758	4,781
4.018% due 07/25/2036 ~		90	90
4.323% due 06/25/2043 ~		470	471
Black Diamond CLO Ltd.
3.386% due 02/06/2026 •		39,633	39,672
Capital Auto Receivables Asset Trust
2.335% due 10/20/2020 •		11,600	11,597
2.540% due 10/20/2020		62,717	62,679
Capital One Multi-Asset Execution Trust
1.450% due 08/16/2021		4,100	4,104
2.518% due 06/15/2022 •		45,875	45,995
2.608% due 02/15/2022 •		74,555	74,725
CARDS Trust
2.508% due 04/17/2023 •		53,000	53,100
2.528% due 04/18/2022 •		12,500	12,514
3.047% due 04/17/2023		53,300	53,210
CarMax Auto Owner Trust
2.730% due 08/16/2021		39,300	39,266
Carrington Mortgage Loan Trust
2.276% due 01/25/2037 •		631	594
2.376% due 10/25/2036 •		5,282	4,039
2.466% due 10/25/2036 •		6,188	4,766
2.476% due 02/25/2037 •		53,326	49,735
Catamaran CLO Ltd.
3.733% due 10/18/2026 •		10,600	10,614
CDC Mortgage Capital Trust
3.011% due 07/25/2034 •		1,784	1,674
Cent CLO Ltd.
3.286% due 10/15/2026 •		28,800	28,784
Chase Funding Trust
2.776% due 02/25/2033 •		45	43
2.856% due 08/25/2032 •		566	557
2.876% due 11/25/2032 •		16	16
3.116% due 02/25/2032 •		751	752
Chase Issuance Trust
2.458% due 01/15/2022 •		7,200	7,230
Chesapeake Funding LLC
2.528% due 08/15/2030 •		24,975	25,004
3.230% due 08/15/2030		3,900	3,899
CIT Group Home Equity Loan Trust
3.266% due 09/25/2030 •		1,666	1,655
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •		17,452	17,655
Citigroup Global Markets Mortgage Securities, Inc.
2.776% due 09/25/2028 •		215	214
Citigroup Mortgage Loan Trust
2.276% due 07/25/2045 •		3,604	2,990
2.286% due 05/25/2037 •		2,124	1,526
2.356% due 12/25/2036 •		727	723
2.376% due 12/25/2036 •		12,593	8,333
2.386% due 05/25/2037 •		37,550	33,021
2.386% due 07/25/2045 •		10,940	9,189
2.406% due 05/25/2037 •		12,952	9,898
2.416% due 05/25/2037 •		5,199	3,795
2.466% due 08/25/2036 •		24,500	23,998
2.476% due 07/25/2045 •		5,228	4,436
2.486% due 05/25/2037 •		17,700	17,110
2.666% due 11/25/2045 •		3,648	3,609
4.566% due 10/25/2037 Ø		3,671	3,824
5.764% due 01/25/2037 ^Ø		1,222	859
6.351% due 05/25/2036 ^Ø		2,907	1,717

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
3.146% due 05/25/2035 •		$3,900	$3,878
Citigroup Mortgage Loan Trust, Inc.
2.476% due 01/25/2037 •		6,000	5,938
2.876% due 07/25/2035 •		14,580	14,315
2.951% due 09/25/2035 ^•		11,100	11,126
Commonbond Student Loan Trust
2.550% due 05/25/2041		12,138	11,743
Conseco Finance Corp.
6.240% due 12/01/2028		44	45
6.870% due 04/01/2030 ~		148	157
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 Ø		327	356
Cork Street CLO Designated Activity Co.
0.760% due 11/27/2028 •	EUR	17,400	20,228
Countrywide Asset-Backed Certificates
2.346% due 12/25/2036 ^•		$6,298	5,811
2.356% due 05/25/2037 ^•		22,522	21,089
2.356% due 07/25/2037 ^•		6,917	6,152
2.356% due 08/25/2037 •		18,117	17,096
2.366% due 01/25/2037 •		8,591	8,407
2.366% due 05/25/2037 •		15,392	15,237
2.376% due 01/25/2034 •		885	880
2.376% due 12/25/2035 •		1,700	1,678
2.386% due 06/25/2047 •		5,871	5,834
2.396% due 06/25/2047 •		733	728
2.396% due 11/25/2047 ^•		3,020	2,514
2.406% due 06/25/2047 •		4,262	4,215
2.436% due 06/25/2037 •		11,000	10,564
2.436% due 09/25/2037 ^•		3,959	3,349
2.436% due 09/25/2047 •		35,725	33,365
2.446% due 10/25/2047 •		7,775	7,598
2.506% due 06/25/2036 •		7,446	7,428
2.506% due 08/25/2036 •		6,580	6,555
2.516% due 06/25/2036 •		3,875	3,874
2.516% due 07/25/2036 •		3,971	3,971
2.556% due 04/25/2036 •		2,201	2,204
2.556% due 12/25/2036 ^•		620	346
2.616% due 08/25/2034 •		769	757
2.656% due 04/25/2036 •		4,500	4,501
2.666% due 03/25/2036 •		2,600	2,562
2.706% due 02/25/2036 •		3,400	3,387
2.776% due 12/25/2035 •		748	751
2.956% due 05/25/2032 •		17	16
4.616% due 01/25/2034 ^•		10,918	9,073
4.709% due 10/25/2046 ^~		7,598	7,429
4.795% due 10/25/2032 ^~		6,724	6,093
Countrywide Asset-Backed Certificates Trust
2.346% due 04/25/2046 •		7,176	6,686
2.356% due 02/25/2037 •		12,426	11,733
2.356% due 03/25/2037 •		5,214	5,020
2.376% due 03/25/2037 •		6,872	6,816
2.376% due 09/25/2046 •		2,540	2,507
2.666% due 04/25/2036 •		3,755	3,758
2.676% due 05/25/2036 •		30,800	30,427
2.706% due 02/25/2036 •		1,833	1,838
2.746% due 02/25/2036 •		4,800	4,778
2.796% due 11/25/2035 •		1,400	1,402
2.856% due 02/25/2036 •		9,944	9,808
2.866% due 07/25/2035 •		12,634	12,709
2.916% due 11/25/2035 •		2,000	2,001
2.956% due 12/25/2034 •		2,807	2,832
3.016% due 08/25/2047 •		22,808	22,641
3.116% due 11/25/2034 •		458	464
3.566% due 04/25/2035 •		3,500	3,554
4.527% due 10/25/2046 ^~		4,641	4,341
4.588% due 10/25/2035 ~		70	71
4.595% due 08/25/2035 ~		17,821	17,105
4.693% due 10/25/2035 ~		362	371
4.821% due 12/25/2034 ~		2,100	2,133
5.103% due 05/25/2035 Ø		1,472	1,492
Covenant Credit Partners CLO Ltd.
3.586% due 10/17/2026 •		9,200	9,209
Credit Acceptance Auto Loan Trust
3.470% due 05/17/2027		13,500	13,497
Credit Suisse First Boston Mortgage Securities Corp.
2.916% due 07/25/2032 •		54	52
2.956% due 08/25/2032 •		2,018	1,962
3.866% due 05/25/2043 •		531	529
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 «(a)(h)		163	163
3.156% due 02/25/2056 ~		620,747	523,493
Credit-Based Asset Servicing & Securitization LLC
2.336% due 07/25/2037 •		396	271
2.786% due 07/25/2036 •		2,483	2,477
3.316% due 04/25/2032 •		64	64
6.780% due 05/25/2035 Ø		1,388	1,389

See Accompanying Notes	15

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.853% due 03/25/2037 ^Ø		$6,002	$3,587
Credit-Based Asset Servicing & Securitization Trust
2.276% due 11/25/2036 •		116	75
2.366% due 11/25/2036 •		11,159	7,354
2.466% due 04/25/2037 •		1,084	837
Crown Point CLO Ltd.
3.276% due 07/17/2028 •		15,100	15,101
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036 Ø		1,760	762
5.720% due 09/25/2036 Ø		2,510	1,436
6.172% due 06/25/2036 ^Ø		2,271	1,023
CVP Cascade CLO Ltd.
3.489% due 01/16/2026 •		10,526	10,537
Daimler Trucks Retail Trust
2.600% due 05/15/2020		32,672	32,672
Delta Funding Home Equity Loan Trust
2.978% due 09/15/2029 •		153	151
Denali Capital CLO LLC
3.385% due 10/26/2027 •		30,400	30,404
Discover Card Execution Note Trust
2.698% due 09/15/2021 •		26,094	26,154
Driver Australia Four Trust
2.780% due 07/21/2026	AUD	17,446	12,593
Dryden Senior Loan Fund
3.239% due 10/15/2027 •		$22,800	22,811
Edsouth Indenture LLC
3.185% due 07/25/2023 •		5,299	5,308
Educational Funding Co. LLC
2.585% due 10/25/2029 •		1,684	1,678
Ellington Loan Acquisition Trust
3.266% due 05/25/2037 •		16,773	16,569
EMC Mortgage Loan Trust
2.666% due 12/25/2042 •		79	79
2.956% due 05/25/2040 •		24	24
3.116% due 05/25/2043 •		116	115
Emerson Park CLO Ltd.
3.319% due 07/15/2025 •		4,216	4,219
EquiFirst Mortgage Loan Trust
2.966% due 01/25/2034 •		21	21
Equity One Mortgage Pass-Through Trust
2.776% due 11/25/2032 •		109	110
Exeter Automobile Receivables Trust
2.050% due 12/15/2021		13,243	13,182
2.900% due 01/18/2022		16,446	16,439
FAB UK Ltd.
1.250% due 12/06/2045 •	GBP	7,888	9,770
Fieldstone Mortgage Investment Trust
2.225% due 11/25/2036 •		$11,202	6,833
2.406% due 05/25/2036 •		10,457	8,121
Figueroa CLO Ltd.
3.239% due 01/15/2027 •		18,400	18,402
Finance America Mortgage Loan Trust
3.116% due 08/25/2034 •		435	436
First Franklin Mortgage Loan Trust
2.376% due 04/25/2036 •		4,359	4,259
2.456% due 08/25/2036 •		6,831	5,891
2.456% due 10/25/2036 •		6,232	4,708
2.666% due 11/25/2036 •		6,700	6,728
2.686% due 07/25/2035 •		219	220
2.706% due 07/25/2035 •		2,000	2,012
2.891% due 11/25/2035 •		12,496	12,349
3.416% due 01/25/2035 •		2,690	2,703
3.641% due 10/25/2034 •		1,851	1,830
First NLC Trust
2.356% due 08/25/2037 •		3,412	2,121
2.496% due 08/25/2037 •		1,931	1,216
2.676% due 05/25/2035 •		1,459	1,425
Ford Credit Auto Lease Trust
2.710% due 12/15/2020		175,100	174,998
2.930% due 04/15/2021		39,700	39,706
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021		3,600	3,555
2.618% due 11/15/2021 •		8,930	8,963
Fremont Home Loan Trust
2.276% due 01/25/2037 •		35	21
2.316% due 08/25/2036 •		438	205
2.346% due 11/25/2036 •		47,988	23,464
2.366% due 01/25/2037 •		15,624	9,194
2.376% due 08/25/2036 •		8,982	4,215
2.386% due 02/25/2037 •		58,658	32,536
2.456% due 02/25/2037 •		22,275	12,511
2.466% due 05/25/2036 •		13,295	8,908
2.486% due 04/25/2036 •		3,100	1,925
2.951% due 07/25/2035 •		1,500	1,499
3.146% due 07/25/2034 •		265	268
3.281% due 06/25/2035 •		6,400	6,353
GE-WMC Mortgage Securities Trust
2.256% due 08/25/2036 •		7	4
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019		3,169	3,166

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GM Financial Consumer Automobile Receivables Trust
2.740% due 07/16/2021	$51,700	$51,686
GMAC Mortgage Corp. Home Equity Loan Trust
7.000% due 09/25/2037 ~	49	49
Golden Credit Card Trust
2.558% due 02/15/2021 •	23,300	23,323
Gracechurch Card Funding PLC
2.558% due 07/15/2022 •	39,500	39,495
Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~	733	785
Greystone Commercial Real Estate Ltd.
3.708% due 03/15/2027 •	19,900	19,862
GSAA Home Equity Trust
2.286% due 03/25/2036 •	60	33
2.316% due 03/25/2037 •	722	371
2.336% due 04/25/2047 •	4,818	4,566
2.386% due 09/25/2036 •	11,616	5,423
2.396% due 05/25/2036 •	17,795	8,430
2.396% due 07/25/2037 •	2,800	2,701
2.516% due 03/25/2037 •	2,935	1,842
2.586% due 06/25/2035 •	1,325	1,335
2.666% due 08/25/2037 •	4,742	4,533
3.617% due 03/25/2036 ~	8,381	5,663
4.414% due 06/25/2034 ^Ø	2	2
GSAA Trust
2.336% due 05/25/2047 •	6,261	5,053
2.516% (US0001M + 0.300%) due 05/25/2047 ~	369	305
GSAMP Trust
2.306% due 01/25/2037 •	3,985	2,712
2.336% due 12/25/2036 •	7,362	4,542
2.376% due 05/25/2046 •	1,087	1,079
2.396% due 11/25/2035 •	406	76
2.456% due 06/25/2036 •	5,596	3,862
2.456% due 08/25/2036 •	2,442	2,097
2.486% due 04/25/2036 •	5,064	3,859
2.736% due 01/25/2045 •	1,558	1,558
3.221% due 06/25/2035 •	509	511
3.266% due 06/25/2034 •	510	501
3.466% due 03/25/2034 ^•	4,465	3,721
3.536% due 12/25/2034 ^•	1,602	1,188
3.866% due 10/25/2034 •	548	534
Halcyon Loan Advisors Funding Ltd.
3.447% due 10/22/2025 •	54,000	53,978
Home Equity Asset Trust
2.816% due 11/25/2032 •	154	150
3.311% due 05/25/2035 •	3,300	3,242
Home Equity Loan Trust
2.446% due 04/25/2037 •	10,800	9,913
Home Equity Mortgage Loan Asset-Backed Trust
2.336% due 04/25/2037 •	1,452	1,119
2.356% due 11/25/2036 •	2,462	2,367
2.376% due 11/25/2036 •	6,514	5,499
2.426% due 04/25/2037 •	4,671	3,631
HSI Asset Loan Obligation Trust
2.276% due 12/25/2036 •	121	53
HSI Asset Securitization Corp. Trust
2.266% due 10/25/2036 •	205	105
2.326% due 12/25/2036 •	624	241
2.356% due 01/25/2037 •	20,018	16,369
2.386% due 12/25/2036 •	5,687	2,192
2.606% due 11/25/2035 •	5,339	5,152
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	14,521	14,486
2.438% due 12/16/2019 •	6,426	6,429
ICG U.S. CLO Ltd.
3.189% due 01/16/2028 •	12,600	12,602
IMC Home Equity Loan Trust
5.454% due 07/25/2026 ~	20	19
7.310% due 11/20/2028	17	16
7.520% due 08/20/2028	19	21
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
3.076% due 10/25/2033 •	611	608
IXIS Real Estate Capital Trust
2.846% due 02/25/2036 •	6,550	6,585
Jamestown CLO Ltd.
3.029% due 07/15/2026 •	29,509	29,433
3.209% due 01/15/2028 •	26,100	26,023
3.556% due 01/17/2027 •	18,066	18,085
JPMorgan Mortgage Acquisition Trust
2.296% due 08/25/2036 •	257	140
2.326% due 08/25/2036 •	35	27
2.366% due 08/25/2036 •	243	242
2.376% due 01/25/2036 •	1,722	1,718
2.376% due 06/25/2036 •	1,808	1,809
2.376% due 07/25/2036 ^•	7,188	3,201
2.406% due 03/25/2047 •	25,812	25,067
2.426% due 03/25/2037 •	4,408	4,404
2.456% due 08/25/2036 •	3,000	2,865
2.476% due 07/25/2036 •	8,197	8,050
2.476% due 03/25/2037 •	5,600	5,498
2.486% due 04/25/2036 •	6,493	6,410
6.337% due 08/25/2036 ^Ø	2,598	1,970

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
KVK CLO Ltd.
3.489% due 01/15/2026 •	$24,087	$24,100
LA Arena Funding LLC
7.656% due 12/15/2026	60	64
LCM LP
3.369% due 07/15/2026 •	67,500	67,539
Legacy Mortgage Asset Trust
0.000% due 07/25/2057 «(h)	1,037	1,047
0.000% due 07/25/2057 (h)	188,613	181,692
0.000% due 01/25/2058 «~	290	291
2.796% due 12/26/2057 ~	664,280	660,946
3.174% due 12/25/2056 ~	639,151	571,292
3.970% due 01/25/2058 ~	50,227	49,746
3.998% due 02/25/2058 ~	152,289	151,118
Lehman ABS Mortgage Loan Trust
2.306% due 06/25/2037 •	7,583	5,355
2.416% due 06/25/2037 •	4,094	2,929
Lehman XS Trust
2.386% due 10/25/2036 •	3,272	3,174
2.386% due 01/25/2037 •	2,594	2,484
LoanCore Issuer Ltd.
3.288% due 05/15/2028 •	24,000	24,058
Long Beach Mortgage Loan Trust
2.366% due 09/25/2036 •	13,050	10,191
2.371% due 08/25/2036 •	32,109	21,204
2.376% due 12/25/2036 •	30,401	22,452
2.736% due 08/25/2045 •	7,662	7,489
2.776% due 10/25/2034 •	11	11
2.976% due 08/25/2045 •	2,111	2,128
3.266% due 06/25/2035 •	8,900	8,684
3.491% due 02/25/2035 •	4,500	4,498
Loomis Sayles CLO Ltd.
3.239% due 04/15/2028 •	10,500	10,489
Massachusetts Educational Financing Authority
3.285% due 04/25/2038 •	1,809	1,821
MASTR Asset-Backed Securities Trust
2.266% due 01/25/2037 •	102	42
2.366% due 08/25/2036 •	5,549	3,087
2.456% due 03/25/2036 •	8,919	6,568
2.456% due 10/25/2036 •	5,034	4,635
2.716% due 10/25/2035 ^•	11,640	10,948
3.146% due 06/25/2035 •	8,620	8,636
5.471% due 11/25/2035 Ø	569	536
5.719% due 02/25/2036 Ø	1,164	1,116
MASTR Specialized Loan Trust
2.966% due 11/25/2035 •	3,600	3,543
Merrill Lynch First Franklin Mortgage Loan Trust
2.386% due 04/25/2037 •	3,266	1,981
Merrill Lynch Mortgage Investors Trust
2.276% due 11/25/2037 •	1,986	1,107
2.326% due 08/25/2037 •	11,049	7,114
2.336% due 02/25/2037 •	1,120	507
2.366% due 08/25/2037 •	46,272	29,976
2.366% due 11/25/2037 •	14,147	8,003
2.386% due 07/25/2037 •	6,094	3,732
2.456% due 08/25/2037 •	2,314	1,519
2.476% due 03/25/2037 •	59,672	52,096
2.476% due 04/25/2037 •	3,628	2,381
2.536% due 03/25/2037 •	15,424	11,333
2.666% due 02/25/2047 •	22,138	16,639
MESA Trust
2.865% due 12/25/2031 •	570	563
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	238	258
Mid-State Trust
7.791% due 03/15/2038	1,804	2,008
MMAF Equipment Finance LLC
2.400% due 06/10/2019	4,075	4,075
Morgan Stanley ABS Capital, Inc. Trust
2.266% due 07/25/2036 •	176	95
2.276% due 12/25/2036 •	3,245	2,048
2.276% due 05/25/2037 •	1,529	1,408
2.286% due 10/25/2036 •	1,947	1,225
2.306% due 01/25/2037 •	6,949	4,091
2.316% due 11/25/2036 •	1,875	1,306
2.326% due 03/25/2037 •	7,939	4,330
2.346% due 10/25/2036 •	5,893	5,587
2.356% due 11/25/2036 •	17,970	11,799
2.356% due 05/25/2037 •	6,081	4,761
2.366% due 06/25/2036 •	9,488	6,470
2.366% due 09/25/2036 •	19,156	9,815
2.366% due 10/25/2036 •	16,593	10,756
2.366% due 11/25/2036 •	20,746	14,511
2.366% due 12/25/2036 •	2,617	1,665
2.376% due 09/25/2036 •	4,670	2,909
2.396% due 03/25/2037 •	30,589	16,795
2.416% due 02/25/2037 •	2,630	1,697
2.436% due 10/25/2036 •	2,936	1,878
2.446% due 10/25/2036 •	1,985	1,298
2.446% due 11/25/2036 •	18,672	13,157
2.466% due 08/25/2036 •	19,641	12,684
2.466% due 12/25/2036 •	11,351	7,281
2.466% due 05/25/2037 •	2,740	2,559

16	See Accompanying Notes

September 30, 2018

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.556% due 03/25/2037 •	$3,946	$2,198
2.576% due 02/25/2037 •	4,603	2,308
2.861% due 09/25/2035 •	2,435	2,443
2.951% due 07/25/2035 •	6,100	5,923
3.146% due 11/25/2034 •	13,457	13,398
3.161% due 06/25/2034 •	1,846	1,852
3.216% due 03/25/2033 •	965	954
3.236% due 08/25/2034 •	188	189
3.266% due 04/25/2035 •	4,200	4,117
Morgan Stanley Dean Witter Capital, Inc. Trust
3.491% due 09/25/2032 •	1,623	1,618
3.566% due 02/25/2033 •	988	986
Morgan Stanley Home Equity Loan Trust
2.316% due 12/25/2036 •	19,351	11,823
2.376% due 04/25/2036 •	7,050	5,565
Morgan Stanley IXIS Real Estate Capital Trust
2.266% due 11/25/2036 •	6	3
2.366% due 07/25/2036 •	10,771	5,991
2.446% due 07/25/2036 •	33,031	18,639
Morgan Stanley Mortgage Loan Trust
2.296% due 11/25/2036 •	4,215	1,887
2.336% due 04/25/2037 •	6,712	3,350
2.446% due 02/25/2037 •	643	315
2.576% due 04/25/2037 •	3,252	1,659
3.784% due 11/25/2036 ^•	2,086	1,054
5.577% due 10/25/2046 ^Ø	3,068	1,409
5.726% due 10/25/2036 ^Ø	1,476	787
5.750% due 04/25/2037 ^~	867	602
6.000% due 07/25/2047 ^~	725	578
Mountain Hawk CLO Ltd.
3.139% due 10/15/2026 •	10,150	10,120
3.533% due 04/18/2025 •	59,113	59,146
National Collegiate Student Loan Trust
2.476% due 02/26/2029 •	1,354	1,345
2.486% due 03/26/2029 •	8,632	8,527
Navient Private Education Loan Trust
2.508% due 12/15/2059 •	12,333	12,345
3.610% due 12/15/2059	11,900	11,866
3.658% due 01/16/2035 •	4,326	4,335
Navient Private Education Refi Loan Trust
3.010% due 06/16/2042	38,887	38,831
Nelnet Student Loan Trust
2.816% due 03/25/2030 •	8,710	8,771
New Century Home Equity Loan Trust
2.696% due 10/25/2035 •	2,299	2,244
2.891% due 03/25/2035 •	3,407	3,412
3.101% due 05/25/2034 •	1,404	1,400
5.216% due 01/25/2033 ^•	3,361	3,139
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •	16,150	16,154
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.546% due 10/25/2036 ^•	24,662	8,738
2.616% due 02/25/2037 ^•	2,303	1,065
2.706% due 05/25/2035 •	2,610	2,630
6.032% due 10/25/2036 ^Ø	3,189	1,310
NovaStar Mortgage Funding Trust
2.316% due 01/25/2037 •	4,534	2,196
2.366% due 06/25/2036 •	2,907	2,236
2.366% due 09/25/2036 •	18,388	10,544
2.366% due 03/25/2037 •	4,954	2,425
2.386% due 11/25/2036 •	10,930	5,204
2.396% due 03/25/2037 •	4,101	2,010
2.426% due 01/25/2037 •	20,394	9,904
2.466% due 10/25/2036 •	5,896	3,808
2.926% due 12/25/2033 •	506	504
3.041% due 06/25/2034 •	88	87
4.091% due 03/25/2035 •	9,200	9,328
Oak Hill Credit Partners Ltd.
3.478% due 07/20/2026 •	58,800	58,851
Oaktree CLO Ltd.
3.568% due 10/20/2026 •	6,200	6,205
OCP CLO Ltd.
3.186% due 04/17/2027 •	8,600	8,585
Octagon Investment Partners Ltd.
3.439% due 04/15/2026 •	5,972	5,974
OHA Credit Partners Ltd.
3.358% due 10/20/2025 •	19,472	19,485
OneMain Direct Auto Receivables Trust
2.310% due 12/14/2021	11,800	11,739
3.430% due 12/16/2024	64,800	64,754
OneMain Financial Issuance Trust
2.370% due 09/14/2032	44,800	44,050
Option One Mortgage Loan Trust
2.316% due 01/25/2037 •	12,995	8,467
2.356% due 01/25/2037 •	29,252	19,108
2.386% due 05/25/2037 •	4,999	3,197
2.396% due 04/25/2037 •	8,845	5,839
2.436% due 01/25/2037 •	11,000	7,213
2.436% due 04/25/2037 •	26,045	20,575
2.456% due 04/25/2037 •	3,747	2,622
2.466% due 03/25/2037 •	1,717	1,045

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.466% due 07/25/2037 •	$3,794	$2,629
2.546% due 04/25/2037 •	2,847	1,876
2.576% due 01/25/2036 •	6,600	5,879
2.981% due 08/25/2035 •	4,500	4,372
Option One Mortgage Loan Trust Asset-Backed Certificates
2.676% due 11/25/2035 •	21,800	20,540
3.071% due 10/25/2032 •	2,864	2,782
OSCAR U.S. Funding Trust LLC
2.623% due 04/12/2021 •	8,078	8,090
Ownit Mortgage Loan Trust
2.816% due 10/25/2036 ^•	3,841	3,330
OZLM Ltd.
3.568% due 01/20/2027 •	11,600	11,609
Palmer Square CLO Ltd.
3.185% due 08/15/2026 •	32,150	32,148
3.556% due 10/17/2027 •	23,500	23,499
Palmer Square Loan Funding Ltd.
3.010% due 07/15/2026 •	46,800	46,703
Panhandle-Plains Higher Education Authority, Inc.
3.467% due 10/01/2035 •	12,348	12,431
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.016% due 12/25/2034 •	13,859	14,108
Penarth Master Issuer PLC
2.545% due 03/18/2022 •	11,500	11,496
People’s Choice Home Loan Securities Trust
2.936% due 05/25/2035 ^•	1,811	1,789
3.161% due 05/25/2035 ^•	7,000	6,136
3.566% due 01/25/2035 •	5,443	5,352
People’s Financial Realty Mortgage Securities Trust
2.356% due 09/25/2036 •	21,556	8,936
Popular ABS Mortgage Pass-Through Trust
2.426% due 01/25/2037 •	7,000	6,716
2.846% due 06/25/2035 •	3,676	3,667
5.700% due 12/25/2034 Ø	9,967	8,381
RAAC Trust
2.486% due 05/25/2036 •	1,115	1,098
2.516% due 06/25/2044 •	2,676	2,431
2.556% due 02/25/2036 •	3,640	3,639
2.566% due 11/25/2046 •	12,395	11,757
2.616% due 06/25/2047 •	1,878	1,881
3.716% due 09/25/2047 •	10,900	10,768
Renaissance Home Equity Loan Trust
2.576% due 11/25/2034 •	300	282
2.916% due 08/25/2032 •	104	100
3.096% due 08/25/2033 •	68	66
5.565% due 02/25/2036 Ø	2	2
5.893% due 06/25/2037 ^Ø	8,030	3,780
5.906% due 06/25/2037 Ø	8,997	4,245
Residential Asset Mortgage Products Trust
2.436% due 10/25/2034 •	405	395
2.506% due 02/25/2036 •	4,650	4,554
2.516% due 05/25/2036 ^•	3,616	3,123
4.766% due 12/25/2034 •	2,000	2,028
Residential Asset Securities Corp. Trust
2.346% due 11/25/2036 •	11,053	8,755
2.366% due 08/25/2036 •	1,070	965
2.376% due 06/25/2036 •	317	317
2.386% due 11/25/2036 •	4,398	3,752
2.396% due 04/25/2036 •	1,261	1,262
2.456% due 10/25/2036 •	3,000	2,928
2.486% due 05/25/2037 •	2,334	2,323
2.496% due 04/25/2036 •	4,200	4,039
2.626% due 01/25/2036 •	2,215	2,202
2.796% due 06/25/2033 •	1,293	1,211
2.806% due 09/25/2035 •	5,000	4,976
2.876% due 11/25/2035 •	4,100	4,120
3.041% due 07/25/2034 •	1,011	1,003
3.311% due 03/25/2035 •	2,803	2,676
Residential Mortgage Loan Trust
3.716% due 09/25/2029 •	7	7
SACO Trust
2.636% due 03/25/2036 ^•	29	29
2.716% due 12/25/2035 •	9	9
Santander Drive Auto Receivables Trust
2.650% due 08/17/2020	56	56
2.730% due 04/15/2021	26,800	26,795
Santander Retail Auto Lease Trust
2.435% due 10/20/2020 •	68,561	68,596
2.710% due 10/20/2020	61,774	61,703
Saratoga Investment Corp. CLO Ltd.
3.898% due 10/20/2025 •	19,400	19,420
Securitized Asset-Backed Receivables LLC Trust
2.276% due 12/25/2036 ^•	272	98
2.346% due 05/25/2037 ^•	756	582
2.376% due 07/25/2036 •	2,964	1,496
2.456% due 07/25/2036 •	3,811	1,942
2.466% due 03/25/2036 •	12,358	9,421
2.466% due 05/25/2036 •	13,759	8,943
2.486% due 03/25/2036 •	18,525	16,464
3.176% due 01/25/2036 ^•	4,572	3,492

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Seneca Park CLO Ltd.
3.456% due 07/17/2026 •		$27,600	$27,609
SG Mortgage Securities Trust
2.366% due 10/25/2036 •		20,988	18,907
SLC Student Loan Trust
2.444% due 03/15/2027 •		12,787	12,747
2.474% due 05/15/2023 •		1,369	1,368
3.234% due 06/15/2021 •		4,280	4,302
SLM Private Credit Student Loan Trust
2.534% due 06/15/2023 •		22,654	22,626
SLM Private Education Loan Trust
1.850% due 06/17/2030		6,105	6,069
4.408% due 06/16/2042 •		18,000	18,454
4.950% due 05/16/2044 •		795	805
5.408% due 05/16/2044 •		9,250	9,416
SLM Student Loan Trust
0.142% due 06/17/2024 •	EUR	5,248	6,078
0.222% due 12/15/2023 •		54	63
2.375% due 01/25/2019 •		$4,454	4,452
2.445% due 10/27/2025 •		2,618	2,617
2.485% due 10/25/2029 •		16,268	16,255
2.665% due 01/25/2022 •		8,287	8,146
2.804% due 12/15/2027 •		60,562	60,810
2.884% due 12/15/2025 •		33,099	33,272
3.235% due 07/25/2023 •		664	665
4.035% due 07/25/2023 •		1,999	2,052
SMB Private Education Loan Trust
2.508% due 03/16/2026 •		18,389	18,402
SOFI Alternative Trust
4.624% due 05/16/2050 ~		357,281	361,506
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025		8,067	8,034
SoFi Professional Loan Program LLC
1.530% due 04/25/2033		2,015	2,011
1.630% due 01/25/2036		2,401	2,395
1.830% due 05/25/2040		3,142	3,126
3.020% due 02/25/2040		8,191	7,970
3.516% due 02/25/2040 •		5,350	5,390
SoFi Professional Loan Program Trust
2.640% due 08/25/2047		20,673	20,558
Soundview Home Loan Trust
2.296% due 06/25/2037 •		11,606	8,783
2.326% due 01/25/2037 •		4,389	3,458
2.366% due 03/25/2037 •		4,369	4,248
2.376% due 11/25/2036 •		5,407	5,273
2.376% due 01/25/2037 •		4,190	3,312
2.396% due 02/25/2037 •		9,544	4,026
2.396% due 08/25/2037 •		3,081	3,025
2.426% due 06/25/2037 •		20,197	15,394
2.476% due 02/25/2037 •		12,315	5,263
2.496% due 05/25/2036 •		5,000	4,894
3.041% due 06/25/2035 •		1,826	1,812
South Carolina Student Loan Corp.
3.321% due 09/03/2024 •		480	484
Specialty Underwriting & Residential Finance Trust
2.316% due 11/25/2037 •		582	409
2.516% due 12/25/2036 •		5,320	5,234
2.566% due 03/25/2037 •		4,098	2,302
2.966% due 06/25/2036 •		790	795
3.116% due 06/25/2036 •		18,300	17,031
3.191% due 12/25/2035 •		3,068	3,068
4.167% due 02/25/2037 ^Ø		7,126	4,009
4.167% due 02/25/2037 Ø		33,383	18,785
SpringCastle America Funding LLC
3.050% due 04/25/2029		54,369	54,198
Staniford Street CLO Ltd.
3.514% due 06/15/2025 •		3,303	3,306
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		2,534	2,538
Structured Asset Investment Loan Trust
2.366% due 06/25/2036 •		1,758	1,710
2.388% due 07/25/2036 •		15,850	11,034
2.816% due 01/25/2036 •		6,526	6,459
2.916% due 04/25/2033 •		978	960
3.116% due 05/25/2035 •		9,400	9,411
3.146% due 09/25/2034 •		411	409
3.216% due 09/25/2034 •		316	317
3.341% due 01/25/2035 •		3,957	3,293
3.416% due 12/25/2034 •		7,970	7,980
3.596% due 04/25/2033 •		129	128
3.791% due 01/25/2035 •		4,313	1,996
3.941% due 01/25/2035 ^•		3,862	323
Structured Asset Securities Corp.
5.006% due 10/25/2034 Ø		822	840
Structured Asset Securities Corp. Mortgage Loan Trust
2.376% due 03/25/2036 •		10	10
2.396% due 01/25/2037 •		3,228	1,812
2.466% due 09/25/2036 •		4,500	4,433
2.486% due 04/25/2036 •		12,913	12,249
2.516% due 06/25/2035 •		1,274	1,251
2.596% due 10/25/2036 •		18,467	16,659

See Accompanying Notes	17

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.666% due 05/25/2037 •		$3,486	$3,314
4.766% due 12/25/2034 •		838	829
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.831% due 06/25/2033 Ø		29	29
Sudbury Mill CLO Ltd.
3.486% due 01/17/2026 •		10,240	10,253
Symphony CLO Ltd.
3.369% due 10/15/2025 •		31,251	31,268
Telos CLO Ltd.
3.606% due 01/17/2027 •		19,700	19,716
TICP CLO Ltd.
3.199% due 04/20/2028 •		11,400	11,353
3.743% due 04/20/2028 •		18,000	17,824
Triaxx Prime CDO Ltd.
2.374% due 10/02/2039 •		30,485	18,175
Trillium Credit Card Trust
2.315% due 02/27/2023 •		24,500	24,515
Utah State Board of Regents
2.966% due 01/25/2057 •		66,245	66,332
VB-S1 Issuer LLC
3.065% due 06/15/2046		9,600	9,421
Venture CLO Ltd.
3.111% due 02/28/2026 •		39,900	39,710
VOLT LLC
3.000% due 10/25/2047 Ø		15,479	15,347
3.125% due 06/25/2047 Ø		22,191	22,062
3.125% due 09/25/2047 Ø		37,583	37,237
3.250% due 06/25/2047 Ø		35,766	35,618
Wachovia Loan Trust
2.576% due 05/25/2035 •		189	190
WaMu Asset-Backed Certificates WaMu Trust
2.466% due 04/25/2037 •		13,199	7,195
Washington Mutual Asset-Backed Certificates Trust
2.276% due 10/25/2036 •		1,847	1,062
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		1,559	1,558
2.840% due 09/15/2021		36,300	36,275
World Omni Auto Receivables Trust
2.250% due 04/15/2019		1,432	1,432
2.570% due 07/15/2021		33,800	33,738
World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019		7,485	7,464
2.590% due 11/16/2020		15,866	15,841
Z Capital Credit Partners CLO Ltd.
3.289% due 07/16/2027 •		16,900	16,875

Total Asset-Backed Securities (Cost $8,126,010)			8,336,708

SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
6.250% due 04/22/2019 (n)		6,200	6,216
30.131% (BADLARPP) due 10/04/2022 ~	ARS	26,681	1,044
37.717% (BADLARPP + 2.000%) due 04/03/2022 ~		760,256	17,813
45.240% (BADLARPP + 2.500%) due 03/11/2019 ~		350,000	8,548
Autonomous City of Buenos Aires Argentina
43.635% (BADLARPP + 5.000%) due 01/23/2022 ~		218,785	4,887
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	20,800	25,977
4.950% due 02/11/2020		12,731	15,533
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020	ARS	5,527,200	155,574
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (h)	BRL	1,697,941	413,969
Development Bank of Japan, Inc.
1.625% due 09/01/2021		$2,000	1,909
2.125% due 09/01/2022		22,900	21,884
Israel Government International Bond
3.250% due 01/17/2028		8,300	7,987
4.125% due 01/17/2048		4,000	3,837
Japan Bank for International Cooperation
2.375% due 07/21/2022		8,500	8,227
2.500% due 06/01/2022 (n)		24,200	23,539

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		$28,600	$27,922
2.625% due 04/20/2022		78,900	76,831
3.375% due 09/27/2023		55,300	55,130
Korea Hydro & Nuclear Power Co. Ltd.
3.750% due 07/25/2023		25,100	24,943
Kuwait International Government Bond
2.750% due 03/20/2022		20,400	19,956
New South Wales Treasury Corp.
2.750% due 11/20/2025 (j)	AUD	1,295	1,050
6.000% due 03/01/2022		165	134
Poland Government International Bond
4.000% due 01/22/2024		$15	15
Province of Alberta
2.050% due 08/17/2026		6,000	5,455
Province of Ontario
1.650% due 09/27/2019		85,700	84,682
4.000% due 10/07/2019		23,855	24,122
4.400% due 04/14/2020		18,900	19,302
Province of Quebec
2.750% due 08/25/2021 (n)		81,800	80,907
3.500% due 07/29/2020		11,900	12,007
3.500% due 12/01/2022	CAD	68,053	54,446
Provincia de Buenos Aires
5.750% due 06/15/2019		$3,000	2,981
41.144% due 04/12/2025 •	ARS	300,000	7,019
45.780% due 05/31/2022 •		50,000	1,129
Qatar Government International Bond
3.875% due 04/23/2023		$42,900	43,280
4.500% due 04/23/2028		19,600	20,209
5.103% due 04/23/2048		16,600	17,299
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	354
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	104,000	123,118
Tokyo Metropolitan Government
2.500% due 06/08/2022		$4,500	4,368

Total Sovereign Issues (Cost $1,644,045)			1,423,603

		SHARES
MUTUAL FUNDS 0.0%
MLM LLC		110	1

Total Mutual Funds (Cost $1)			1

COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (f)		775,108	12
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)		184,993	36

Total Common Stocks (Cost $15,195)			48

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
0.000% «(f)		9,188,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.250% (US0003M + 4.557%) due 10/01/2022 ~(k)		40,000	4,180

Total Preferred Securities (Cost $4,180)			4,180

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.2%
COMMERCIAL PAPER 1.0%
Bank of Montreal
1.715% due 10/01/2018	CAD	34,800	26,940
Bank of Nova Scotia
1.701% due 10/09/2018		27,500	21,281
1.705% due 10/10/2018		35,800	27,702
Boston Scientific Corp.
2.450% due 10/09/2018		$8,700	8,694
2.550% due 10/16/2018		18,300	18,278

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Campbell Soup Co.
2.800% due 12/12/2018		$34,500	$34,316
CIMIC Group Ltd.
3.364% due 01/07/2019 «(m)	AUD	25,000	17,899
3.368% due 01/09/2019 «(m)		10,516	7,530
3.470% due 02/25/2019 «(m)		1,200	855
3.537% due 04/04/2019 «(m)		27,292	19,375
3.629% due 08/15/2019 «(m)		25,000	17,512
3.873% due 04/04/2019 «(m)		$24,400	23,927
4.090% due 06/17/2019 (m)		8,700	8,456
4.118% due 06/20/2019 (m)		20,700	20,113
4.135% due 07/18/2019 (m)		9,000	8,717
4.204% due 08/29/2019 «(m)		12,000	11,549
4.237% due 09/12/2019 «(m)		8,000	7,685
11.000% due 08/15/2019	AUD	25,000	17,517
Dominion Resources
2.320% due 10/16/2018		$14,150	14,133
Energy Transfer Partners
2.800% due 10/03/2018		25,100	25,091
Enterprise Products Operating LLC
2.370% due 10/12/2018		70,450	70,383
2.370% due 10/19/2018		7,600	7,589
Ford Motor Credit Co.
2.900% due 02/19/2019		43,400	42,885
HSBC Holdings PLC
1.746% due 10/04/2018	CAD	17,100	13,236
1.749% due 10/09/2018		6,000	4,643
1.752% due 10/05/2018		8,000	6,192
Hyundai Capital America
2.443% due 10/03/2018		$9,650	9,647
Marriott International
2.504% due 11/07/2018		15,400	15,358
Mondelez International, Inc.
2.307% due 10/05/2018		28,800	28,787
2.515% due 11/15/2018		16,600	16,545
2.515% due 11/16/2018		35,250	35,131
Royal Bank of Canada
1.697% due 10/09/2018	CAD	11,600	8,977
1.714% due 10/10/2018		15,800	12,226
Royal Caribbean Cruise
2.650% due 10/05/2018		$6,500	6,497
2.744% due 10/23/2018		6,400	6,389
Schlumberger Holdings
2.337% due 10/01/2018		25,200	25,195
Thomson Reuters Corp.
2.449% due 10/01/2018		11,800	11,798
Toronto-Dominion Bank
1.690% due 10/12/2018	CAD	4,000	3,095
1.692% due 10/15/2018		5,000	3,868
1.702% due 10/09/2018		17,400	13,465

			679,476

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
37.800% due 11/21/2018 (i)	ARS	71,370	1,625
43.450% due 10/17/2018 (i)		410,136	9,735
43.600% due 10/17/2018 (i)		229,066	5,437
43.650% due 10/17/2018 (i)		204,502	4,854
45.000% due 11/21/2018 (i)		760,395	17,316
46.250% due 11/21/2018 (i)		164,500	3,746
49.750% due 10/17/2018		51,230	1,216
Nigeria Open Market Operation Bills
15.696% due 11/08/2018 (i)	NGN	300,000	813
15.703% due 10/25/2018 (i)		400,000	1,089
15.798% due 11/08/2018 (i)		400,000	1,083
15.805% due 10/25/2018 (i)		700,000	1,906
Republic of Argentina Bond
3.750% due 02/08/2019	ARS	53,300	1,244
Santander Drive Auto Receivables Trust
2.413% due 08/15/2019		$39,964	39,956

			90,020

ARGENTINA TREASURY BILLS 0.5%
(10.515)% due 10/12/2018 - 03/29/2019 (g)(h)	ARS	4,695,459	115,596
2.730% due 11/16/2018 - 02/22/2019 (g)(h)		$249,825	247,612

			363,208

GREECE TREASURY BILLS 0.3%
1.002% due 10/05/2018 - 03/15/2019 (g)(h)	EUR	182,600	211,618

18	See Accompanying Notes

September 30, 2018

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
JAPAN TREASURY BILLS 14.9%
(0.153)% due 10/09/2018 - 12/17/2018 (g)(h)	JPY	1,173,591,000	$10,330,606

NIGERIA TREASURY BILLS 0.0%
15.557% due 10/04/2018 - 11/29/2018 (g)(h)	NGN	12,050,000	32,831

U.S. TREASURY BILLS 0.4%
2.151% due 10/18/2018 - 12/20/2018 (g)(h)(n)(p)(r)		$304,831	303,733

Total Short-Term Instruments (Cost $12,291,895)			12,011,492

Total Investments in Securities (Cost $107,206,558)			106,493,444

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 12.1%
SHORT-TERM INSTRUMENTS 12.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%
PIMCO Short Asset Portfolio	669,140,844	$6,703,453
PIMCO Short-Term Floating NAV Portfolio III	169,810,086	1,678,912

Total Short-Term Instruments (Cost $8,378,526)		8,382,365

Total Investments in Affiliates (Cost $8,378,526)		8,382,365

MARKET VALUE (000s)
Total Investments 165.6% (Cost $115,585,084)	$114,875,809
Financial Derivative Instruments (o)(q) 1.3% (Cost or Premiums, net $(109,846))	930,527
Other Assets and Liabilities, net (66.9)%	(46,454,360)

Net Assets 100.0%	$69,351,976

See Accompanying Notes	19

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind bond security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	Contingent convertible security.
(m)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	3.364%	01/07/2019	09/26/2018	$17,997	$17,899	0.03%
CIMIC Group Ltd.	3.368%	01/09/2019	09/26/2018	7,566	7,530	0.01%
CIMIC Group Ltd.	3.470%	02/25/2019	09/26/2018	859	855	0.00%
CIMIC Group Ltd.	3.537%	04/04/2019	09/26/2018	19,468	19,375	0.03%
CIMIC Group Ltd.	3.629%	08/15/2019	09/26/2018	17,597	17,512	0.03%
CIMIC Group Ltd.	3.873%	04/04/2019	09/26/2018	23,930	23,927	0.03%
CIMIC Group Ltd.	4.090%	06/17/2019	07/10/2018	8,457	8,456	0.01%
CIMIC Group Ltd.	4.118%	06/20/2019	06/28/2018	20,112	20,113	0.03%
CIMIC Group Ltd.	4.135%	07/18/2019	07/25/2018	8,716	8,717	0.01%
CIMIC Group Ltd.	4.204%	08/29/2019	09/20/2018	11,549	11,549	0.02%
CIMIC Group Ltd.	4.237%	09/12/2019	09/20/2018	7,685	7,685	0.01%
Hotel (PL Property) Ltd.	2.653%	02/07/2023	07/09/2018	47,700	46,981	0.07%
Lloyds Banking Group PLC	3.000%	10/11/2018	09/18/2017	22,500	22,501	0.03%
Lloyds Banking Group PLC	3.000%	02/04/2019	09/18/2017	17,500	17,455	0.03%
Lloyds Banking Group PLC	3.536%	09/04/2019	05/22/2018	14,161	14,149	0.02%
Lloyds Banking Group PLC	3.536%	09/02/2020	05/22/2018	14,161	14,135	0.02%
Lloyds Banking Group PLC	3.536%	09/02/2021	05/22/2018	14,161	14,121	0.02%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	15,000	15,654	0.02%
Tawny Funding S.A.	3.150%	03/16/2023	08/28/2018	233,870	231,820	0.33%

				$522,989	$520,434	0.75%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOM	2.150%	08/10/2018	10/12/2018		$(144,524)	$(144,972)
	2.150%	08/13/2018	10/16/2018		(287,625)	(288,467)
	2.260%	09/06/2018	11/27/2018		(171,485)	(171,754)
	2.270%	08/29/2018	11/30/2018		(270,125)	(270,687)
	2.270%	09/06/2018	11/30/2018		(46,941)	(47,015)
BOS	2.080%	08/09/2018	10/09/2018		(220,224)	(220,898)
	2.190%	07/23/2018	10/23/2018		(531,229)	(533,491)
	2.210%	07/23/2018	10/23/2018		(117,715)	(118,221)
	2.250%	09/06/2018	10/09/2018		(17,013)	(17,040)
	2.270%	09/06/2018	10/09/2018		(21,317)	(21,351)
	2.300%	09/06/2018	10/09/2018		(350,279)	(350,838)
	2.300%	09/13/2018	10/11/2018		(63,556)	(63,629)
	2.450%	10/01/2018	10/10/2018		(30,418)	(30,418)
BPS	2.310%	09/13/2018	10/11/2018		(733,880)	(734,728)
BRC	1.500%	10/01/2018	TBD	(2)	(12,740)	(12,740)
	2.200%	09/27/2018	TBD	(2)	(15,645)	(15,649)
	2.330%	09/13/2018	10/11/2018		(1,222,486)	(1,223,910)
	2.380%	09/13/2018	10/11/2018		(354,715)	(355,137)
BSN	2.110%	09/04/2018	10/09/2018		(19,909)	(19,941)
	2.110%	09/05/2018	10/05/2018		(23,715)	(23,751)
	2.300%	09/13/2018	10/11/2018		(244,627)	(244,908)
	2.330%	09/24/2018	10/24/2018		(197,929)	(198,019)
CFR	1.000%	09/12/2018	TBD	(2)	(2,949)	(2,950)
CIB	2.130%	08/08/2018	10/09/2018		(444,321)	(445,741)
	2.150%	08/13/2018	10/12/2018		(144,938)	(145,362)
COM	2.500%	10/01/2018	TBD	(2)	(207,050)	(207,050)
	2.600%	09/28/2018	TBD	(2)	(207,090)	(207,135)
FOB	2.430%	09/27/2018	TBD	(2)	(190,950)	(191,002)
GRE	2.140%	07/25/2018	10/19/2018		(45,100)	(45,282)
	2.170%	07/30/2018	10/30/2018		(102,125)	(102,513)
	2.170%	09/05/2018	10/29/2018		(287)	(287)

20	See Accompanying Notes

September 30, 2018

(Unaudited)

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
	2.200%	09/05/2018	11/13/2018		$(6,694)	$(6,704)
	2.240%	09/04/2018	11/20/2018		(8,005)	(8,018)
	2.240%	09/05/2018	11/20/2018		(33,469)	(33,523)
GSC	2.340%	09/13/2018	10/15/2018		(1,052,545)	(1,053,776)
IND	2.430%	09/27/2018	10/11/2018		(136,100)	(136,137)
JML	1.500%	07/11/2018	TBD	(2)	(1,594)	(1,599)
	1.700%	07/11/2018	TBD	(2)	(213)	(214)
JPS	2.300%	09/13/2018	10/11/2018		(513,981)	(514,572)
NOM	1.650%	09/28/2018	TBD	(2)	(2,997)	(2,997)
NXN	2.090%	08/09/2018	10/05/2018		(226,800)	(227,498)
	2.120%	07/12/2018	10/05/2018		(192,625)	(193,544)
	2.140%	07/19/2018	10/22/2018		(289,236)	(290,509)
	2.140%	09/07/2018	10/22/2018		(486,734)	(487,447)
	2.140%	09/28/2018	10/22/2018		(68,512)	(68,525)
	2.200%	07/27/2018	10/05/2018		(314,305)	(315,573)
RCY	2.120%	09/04/2018	10/09/2018		(58,599)	(58,692)
	2.120%	09/20/2018	10/09/2018		(43,369)	(43,397)
	2.120%	09/28/2018	10/09/2018		(6,780)	(6,782)
	2.150%	08/13/2018	10/16/2018		(34,155)	(34,255)
	2.150%	09/04/2018	10/16/2018		(4,002)	(4,009)
	2.170%	08/16/2018	10/17/2018		(307,813)	(308,666)
	2.170%	09/06/2018	10/17/2018		(203,409)	(203,715)
	2.230%	09/28/2018	11/19/2018		(286)	(286)
	2.360%	09/28/2018	10/12/2018		(583,856)	(583,971)
	2.410%	09/25/2018	10/09/2018		(298,770)	(298,890)
SCX	2.250%	08/21/2018	11/21/2018		(395,543)	(396,557)
	2.250%	08/22/2018	11/23/2018		(121,563)	(121,866)
	2.250%	08/23/2018	11/23/2018		(62,743)	(62,896)
	2.250%	09/28/2018	11/23/2018		(573)	(573)
	2.260%	08/23/2018	11/26/2018		(212,960)	(213,481)
	2.460%	09/28/2018	10/26/2018		(97,750)	(97,770)
TDM	2.100%	09/28/2018	TBD	(2)	(14,679)	(14,682)
	2.150%	09/28/2018	TBD	(2)	(1,921)	(1,921)
	2.250%	09/28/2018	TBD	(2)	(6,524)	(6,525)
UBS	2.450%	10/01/2018	10/24/2018		(43,178)	(43,178)

Total Reverse Repurchase Agreements						$(12,297,634)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date		Amount Borrowed (1)	Payable for Sale-Buyback Transactions (3)
GSC	2.300%	09/27/2018	10/15/2018		$(288,676)	$(288,750)
UBS	2.130%	09/05/2018	10/17/2018		(28,983)	(29,028)
	2.140%	08/17/2018	10/23/2018		(361,267)	(362,237)

Total Sale-Buyback Transactions						$(680,015)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Fannie Mae, TBA	4.000%	10/01/2033	$24,000		$(24,528)	$(24,484)

Total Short Sales 0.0%					$(24,528)	$(24,484)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions (3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
BOM	$0	$(922,895)	$0	$(922,895)	$912,488	$(10,407)
BOS	0	(1,355,886)	0	(1,355,886)	1,437,264	81,378
BPS	0	(734,728)	0	(734,728)	755,080	20,352
BRC	0	(1,607,436)	0	(1,607,436)	1,655,072	47,636
BSN	0	(486,619)	0	(486,619)	498,722	12,103
CFR	0	(2,950)	0	(2,950)	3,008	58
CIB	0	(591,103)	0	(591,103)	586,426	(4,677)
COM	0	(414,185)	0	(414,185)	210,581	(203,604)
FOB	0	(191,002)	0	(191,002)	199,565	8,563
GRE	0	(196,327)	0	(196,327)	194,785	(1,542)
GSC	0	(1,053,776)	0	(1,053,776)	1,083,544	29,768
IND	0	(136,137)	0	(136,137)	135,994	(143)
JML	0	(1,813)	0	(1,813)	1,778	(35)
JPS	0	(514,572)	0	(514,572)	529,220	14,648
NOM	0	(2,997)	0	(2,997)	3,008	11
NXN	0	(1,583,096)	0	(1,583,096)	1,578,383	(4,713)
RCY	0	(1,542,663)	0	(1,542,663)	1,525,823	(16,840)
SCX	0	(893,143)	0	(893,143)	886,369	(6,774)
TDM	0	(23,128)	0	(23,128)	23,441	313
UBS	0	(43,178)	0	(43,178)	44,887	1,709
Master Securities Forward Transaction Agreement
GSC	0	0	(288,750)	(288,750)	287,095	(1,655)
UBS	0	0	(391,265)	(391,265)	392,159	894

Total Borrowings and Other Financing Transactions	$0	$(12,297,634)	$(680,015)

See Accompanying Notes	21

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	0	(136,137)	0	(432,766)	(568,903)
U.S. Government Agencies	0	(5,745,193)	0	0	(5,745,193)
U.S. Treasury Obligations	0	(4,344,882)	(1,333,362)	0	(5,678,244)
Sovereign Issues	0	0	0	(11,908)	(11,908)

Total	$0	$(10,226,212)	$(1,333,362)	$(444,674)	$(12,004,248)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(680,015)	0	0	(680,015)

Total	$0	$(680,015)	$0	$0	$(680,015)

Total Borrowings	$0	$(10,906,227)	$(1,333,362)	$(444,674)	$(12,684,263)

Payable for reverse repurchase agreements and sale-buyback financing transactions (5)					$(12,684,263)

(n)	Securities with an aggregate market value of $12,852,547 and cash of $93,693 have been pledged as collateral under the terms of the above master agreements as of September 30, 2018.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(10,406,744) at a weighted average interest rate of 2.045%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(760) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(293,386) is outstanding at period end.
(6)	The Subsidiary did not have Borrowings and Other Financing Transactions as of period end.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		$104.250	11/23/2018	6,030	$6,030	$52	$6
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		105.250	11/23/2018	3,177	3,177	27	3
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		105.750	11/23/2018	2,635	2,635	23	3
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		107.000	11/23/2018	73,588	73,588	629	76
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		107.250	11/23/2018	79,956	79,956	684	83
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		107.500	11/23/2018	13,506	13,506	115	14
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		107.750	11/23/2018	4,766	4,766	41	5
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		108.000	11/23/2018	25,004	25,004	214	25
Put - CBOT U.S. Treasury 5-Year Note December 2018 Futures		108.250	11/23/2018	23	23	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures		109.500	11/23/2018	26,499	26,499	227	28
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures		110.500	11/23/2018	821	821	7	1
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures		111.000	11/23/2018	5,557	5,557	48	5
Put - CBOT U.S. Treasury 10-Year Note December 2018 Futures		111.500	11/23/2018	18	18	0	0
Put - CBOT U.S. Treasury 10-Year Note November 2018 Futures		110.000	11/23/2018	18,443	18,443	158	19
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		159.000	11/23/2018	21	21	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		160.000	11/23/2018	1,069	1,069	9	1
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		161.000	11/23/2018	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		162.000	11/23/2018	109	109	1	0
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		165.000	11/23/2018	635	635	5	1
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		166.000	11/23/2018	7,497	7,497	61	7
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		178.000	11/23/2018	6,201	6,201	51	6
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		179.000	11/23/2018	2,000	2,000	16	2
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		180.000	11/23/2018	18,259	18,259	156	17
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		182.000	11/23/2018	550	550	5	1
Call - CBOT U.S. Treasury 30-Year Bond December 2018 Futures		184.000	11/23/2018	412	412	4	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures		106.000	11/23/2018	417	417	4	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December 2018 Futures		125.000	11/23/2018	4,579	4,579	39	5
Call - MSE Canada Government 10-Year Bond December 2018 Futures	CAD	158.000	11/16/2018	1,770	1,770	16	7
Call - MSE Canada Government 10-Year Bond December 2018 Futures		159.000	11/16/2018	1,557	1,557	14	6
Call - MSE Canada Government 10-Year Bond December 2018 Futures		159.500	11/16/2018	3,000	3,000	27	12

Total Purchased Options						$2,633	$333

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	2,954	$717,527	$(410)	$111	$0
90-Day Eurodollar September Futures	09/2019	3,747	907,898	(1,168)	141	0
Call Options Strike @ EUR 158.000 on Euro-BTP 10-Year Bond November 2018 Futures	10/2018	12,200	142	(12)	0	0
Call Options Strike @ EUR 165.000 on Euro-BTP 10-Year Bond December 2018 Futures	11/2018	1,348	16	(1)	0	0
Call Options Strike @ EUR 176.000 on Euro-OAT France Government 10-Year Bond November 2018 Futures	10/2018	31,295	363	(31)	0	0
Euro-Bund 10-Year Bond December Futures	12/2018	27,984	5,159,220	(43,172)	24,368	0

22	See Accompanying Notes

September 30, 2018

(Unaudited)

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	19,880	$231	$(20)	$0	$0
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	1,008	12	(1)	0	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond December 2018 Futures	11/2018	1,684	20	(2)	0	0
U.S. Treasury 5-Year Note December Futures	12/2018	208,685	23,472,172	(202,557)	11,411	0
U.S. Treasury 10-Year Note December Futures	12/2018	51,338	6,097,992	(68,054)	1,604	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	4,996	770,789	(26,898)	0	(1,717)

				$(342,326)	$37,635	$(1,717)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	2,478	$(599,893)	$462	$0	$(93)
90-Day Eurodollar June Futures	06/2020	1,603	(388,046)	727	0	(60)
Australia Government 10-Year Bond December Futures	12/2018	21,478	(2,000,491)	13,404	0	(10,210)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond November 2018 Futures	10/2018	5,123	(1,963)	260	266	(5)
Canada Government 10-Year Bond December Futures	12/2018	8,279	(850,045)	11,331	577	(385)
Euro-BTP Italy Government Bond December Futures	12/2018	33,000	(4,744,888)	(31,990)	121,841	0
Euro-Buxl 30-Year Bond December Futures	12/2018	7,843	(1,587,379)	27,830	0	(20,033)
Euro-OAT France Government 10-Year Bond December Futures	12/2018	32,231	(5,652,566)	47,582	374	(17,962)
U.S. Treasury 30-Year Bond December Futures	12/2018	36,758	(5,164,499)	130,805	5,743	0
United Kingdom Long Gilt December Futures	12/2018	473	(74,561)	906	6	(99)

				$201,317	$128,807	$(48,847)

Total Futures Contracts				$(141,009)	$166,442	$(50,564)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2020	0.240%	$	40,000	$801	$(128)	$673	$6	$0
Berkshire Hathaway, Inc.	1.000%	Quarterly	09/20/2021	0.315%		20,000	177	222	399	0	(7)
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.627%		47,000	(522)	1,379	857	4	0
Carrefour	1.000%	Quarterly	06/20/2023	0.791%	EUR	6,000	28	42	70	0	(14)
Citigroup, Inc.	1.000%	Quarterly	12/20/2020	0.258%	$	58,200	1,175	(219)	956	11	0
Daimler AG	1.000%	Quarterly	12/20/2020	0.423%	EUR	35,800	594	(42)	552	0	(32)
Exelon Generation Co. LLC	1.000%	Quarterly	06/20/2022	0.501%	$	8,700	(228)	384	156	0	(1)
Ford Motor Co.	5.000%	Quarterly	06/20/2023	1.530%		8,700	1,296	20	1,316	1	0
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.163%		3,100	573	(101)	472	0	(3)
General Motors Co.	5.000%	Quarterly	06/20/2022	0.807%		2,100	357	(44)	313	0	(2)
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.279%		169,900	3,226	(513)	2,713	34	0
Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2021	0.338%		29,800	602	(73)	529	0	(2)
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2021	0.379%		22,100	463	(33)	430	6	0
MBIA, Inc.	5.000%	Quarterly	12/20/2018	0.455%		5,000	(275)	335	60	1	0
MBIA, Inc.	5.000%	Quarterly	12/20/2019	0.527%		23,500	(2,239)	3,550	1,311	8	0
MetLife, Inc.	1.000%	Quarterly	06/20/2021	0.296%		25,200	89	387	476	0	(11)
MetLife, Inc.	1.000%	Quarterly	12/20/2021	0.350%		72,300	(673)	2,149	1,476	3	0
Morgan Stanley	1.000%	Quarterly	12/20/2020	0.281%		68,200	1,084	1	1,085	7	0
Tesco PLC	1.000%	Quarterly	06/20/2022	0.645%	EUR	143,000	(7,211)	9,465	2,254	0	(91)

							$(683)	$16,781	$16,098	$81	$(163)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023		$13,800	$249	$20	$269	$0	$(1)
iTraxx Europe Main 29 5-Year Index	(1.000)%	Quarterly	06/20/2023	EUR	418,200	(7,410)	(2,125)	(9,535)	65	0

						$(7,161)	$(2,105)	$(9,266)	$65	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023		$199,300	$12,011	$3,782	$15,793	$83	$0
CDX.IG-26 5-Year Index	1.000%	Quarterly	06/20/2021		1,600	29	2	31	0	0
CDX.IG-27 5-Year Index	1.000%	Quarterly	12/20/2021		2,900	53	7	60	0	0
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022		8,200	148	19	167	0	0
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023		1,000	17	3	20	0	0

						$12,258	$3,813	$16,071	$83	$0

See Accompanying Notes	23

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

INTEREST RATE SWAPS

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	9,788,617	$(6,948)	$(5,117)	$(12,065)	$0	$(1,277)
Pay	1-Year BRL-CDI	7.750%	Maturity	01/02/2020		13,252,800	(3,902)	(2,357)	(6,259)	0	(1,722)
Pay	1-Year BRL-CDI	8.475%	Maturity	01/02/2020		10,299,200	(61)	9,942	9,881	0	(1,123)
Pay	1-Year BRL-CDI	8.850%	Maturity	01/02/2020		7,334,000	6,099	7,085	13,184	0	(941)
Pay	1-Year BRL-CDI	8.660%	Maturity	01/04/2021		1,798,785	(58)	(3,695)	(3,753)	0	(850)
Receive	3-Month CAD-Bank Bill	2.300%	Semi-Annual	12/15/2025	CAD	62,000	(605)	1,970	1,365	2	0
Receive	3-Month CAD-Bank Bill	1.750%	Semi-Annual	12/16/2046		57,500	(694)	11,017	10,323	0	(5)
Pay	3-Month USD-LIBOR	2.000%	Semi-Annual	12/05/2019	$	1,657,600	0	(7,915)	(7,915)	356	0
Pay	3-Month USD-LIBOR	2.800%	Semi-Annual	08/22/2023		2,776,700	(63,440)	30,362	(33,078)	2,053	0
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027		725,900	(5,976)	38,326	32,350	0	(361)
Receive	3-Month USD-LIBOR	2.250%	Semi-Annual	06/20/2028		1,386,100	78,460	14,290	92,750	0	(690)
Receive	3-Month USD-LIBOR	2.532%	Semi-Annual	12/05/2047		7,900	0	883	883	5	0
Receive	3-Month USD-LIBOR	2.905%	Semi-Annual	08/22/2048		292,500	28,968	(13,647)	15,321	271	0
Receive	3-Month USD-LIBOR	2.930%	Semi-Annual	08/22/2048		184,000	19,530	(10,819)	8,711	172	0
Receive	3-Month USD-LIBOR	2.940%	Semi-Annual	08/22/2048		154,200	15,081	(8,091)	6,990	144	0
Receive	6-Month AUD-BBR-BBSW	3.000%	Semi-Annual	03/21/2028	AUD	300,000	(696)	(2,567)	(3,263)	0	(1,050)
Pay (6)	6-Month EUR-EURIBOR	1.250%	Annual	12/19/2028	EUR	212,500	3,942	1,201	5,143	983	0
Pay (6)	6-Month EUR-EURIBOR	1.000%	Annual	03/20/2029		2,209,900	(15,486)	(7,288)	(22,774)	10,453	0
Pay	6-Month EUR-EURIBOR	1.613%	Annual	07/04/2042		334,600	0	9,260	9,260	3,733	0
Pay	6-Month EUR-EURIBOR	1.623%	Annual	07/04/2042		261,200	0	7,850	7,850	2,918	0
Pay	6-Month EUR-EURIBOR	1.624%	Annual	07/04/2042		614,500	0	18,707	18,707	6,867	0
Pay (6)	6-Month EUR-EURIBOR	1.500%	Annual	03/20/2049		226,400	(5,112)	572	(4,540)	3,104	0
Receive (6)	6-Month GBP-LIBOR	1.250%	Semi-Annual	03/20/2024	GBP	843,200	15,614	(924)	14,690	0	(87)
Receive (6)	6-Month GBP-LIBOR	1.500%	Semi-Annual	12/19/2028		161,600	2,993	562	3,555	0	(234)
Receive (6)	6-Month GBP-LIBOR	1.500%	Semi-Annual	03/20/2029		783,000	16,178	3,570	19,748	0	(1,242)
Receive (6)	6-Month GBP-LIBOR	1.500%	Semi-Annual	12/19/2048		388,800	18,441	12,358	30,799	0	(2,799)
Receive (6)	6-Month GBP-LIBOR	1.750%	Semi-Annual	03/20/2049		262,300	881	(117)	764	0	(1,996)
Receive	6-Month JPY-LIBOR	0.300%	Semi-Annual	03/18/2026	JPY	744,440,000	(43,742)	22,157	(21,585)	1,102	(66)
Receive	6-Month JPY-LIBOR	0.300%	Semi-Annual	09/20/2027		72,760,000	(3,786)	5,157	1,371	0	(102)
Receive	6-Month JPY-LIBOR	0.300%	Semi-Annual	03/20/2028		38,460,000	2,759	(1,242)	1,517	0	(45)
Receive	6-Month JPY-LIBOR	0.380%	Semi-Annual	06/18/2028		2,880,000	47	(123)	(76)	0	(3)
Receive	6-Month JPY-LIBOR	0.399%	Semi-Annual	06/18/2028		26,590,000	(23)	(1,121)	(1,144)	0	(24)
Receive (6)	6-Month JPY-LIBOR	0.450%	Semi-Annual	03/20/2029		26,060,000	(1,925)	1,093	(832)	0	(14)
Receive	6-Month JPY-LIBOR	0.750%	Semi-Annual	03/20/2038		89,833,000	3,336	(1,494)	1,842	0	(1,279)
Receive	6-Month JPY-LIBOR	1.000%	Semi-Annual	03/21/2048		6,831,400	(213)	(362)	(575)	0	(212)

							$59,662	$129,483	$189,145	$32,163	$(16,122)

Total Swap Agreements							$64,076	$147,972	$212,048	$32,392	$(16,286)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared (7)	$333	$166,442	$32,392	$199,167	$0	$(50,564)	$(16,286)	$(66,850)

(p)

Securities with an aggregate market value of $1,111,137 and cash of $78,344 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(7)	The Subsidiary did not have Exchange-Traded or Centrally Cleared financial derivative instruments as of period end.

24	See Accompanying Notes

September 30, 2018

(Unaudited)

(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2018	$	9,414	JPY	1,057,500	$0	$(107)
BOA	10/2018	BRL	611,895	$	178,156	26,754	(112)
	10/2018	CAD	78,052		59,273	0	(1,157)
	10/2018	DKK	4,472,758		726,517	30,140	0
	10/2018	JPY	5,190,000		47,069	1,302	0
	10/2018	MXN	620,963		32,863	0	(319)
	10/2018	$	50,729	AUD	70,107	105	(157)
	10/2018		152,825	BRL	611,895	0	(1,311)
	10/2018		39,833	RUB	2,671,169	886	0
	10/2018		20,082	TRY	127,533	1,036	0
	11/2018	AUD	55,162	$	40,038	157	0
	11/2018	EUR	74,400		90,259	3,667	0
	11/2018	GBP	107,429		140,465	250	0
	11/2018	JPY	68,090,000		618,109	16,749	0
	11/2018	MXN	1,902,804		101,206	207	0
	11/2018	$	9,271	BRL	37,995	115	0
	11/2018		76,399	RUB	4,831,188	0	(2,990)
	12/2018	JPY	52,730,000	$	479,886	13,365	0
	12/2018	$	148,830	RUB	9,889,778	1,012	0
	01/2019	AUD	10,516	$	7,638	30	0
	01/2019	BRL	881,000		235,059	18,553	0
	08/2019	AUD	25,000		18,224	69	0
BPS	10/2018	ARS	26,879		664	19	0
	10/2018	BRL	1,264,108		316,413	3,402	0
	10/2018	CAD	185,662		142,422	0	(1,321)
	10/2018	CHF	838		866	12	0
	10/2018	JPY	42,980,000		389,334	10,341	0
	10/2018	RUB	7,198,446		105,824	0	(3,954)
	10/2018	$	21,088	ARS	733,070	0	(3,631)
	10/2018		323,747	BRL	1,264,108	549	(11,285)
	10/2018		2,261	JPY	249,900	0	(61)
	10/2018		127,258	RUB	8,723,662	5,835	0
	10/2018		65,453	TRY	416,150	3,458	0
	11/2018	JPY	48,710,000	$	439,116	9,162	0
	11/2018	MXN	2,877,067		149,308	0	(3,404)
	11/2018	$	50,000	ARS	1,563,500	0	(14,248)
	11/2018		19,678	TRY	129,785	1,350	0
	12/2018	JPY	47,520,000	$	432,432	12,006	0
	12/2018	TWD	12,559		412	0	(3)
	12/2018	$	18,076	TRY	121,860	1,234	0
	04/2019	AUD	27,292	$	19,843	75	0
BRC	10/2018	JPY	131,200,000		1,187,834	31,753	0
	10/2018	$	1,897	EUR	1,633	3	0
	10/2018		386,434	JPY	43,605,300	0	(2,652)
	10/2018		115,760	MXN	2,247,530	3,891	0
	10/2018		185,412	RUB	12,558,443	6,047	0
	10/2018		11,430	TRY	73,220	524	0
	11/2018	JPY	54,410,000	$	492,089	11,376	0
	11/2018	MXN	10,793,529		558,348	0	(14,562)
	11/2018	$	1,378	RUB	94,433	57	0
	11/2018		29,714	TRY	188,604	553	0
	12/2018	ARS	31,634	$	758	58	0
	12/2018	JPY	100,000,000		910,167	25,431	0
BSH	10/2018	BRL	4,403,000		1,310,092	219,850	0
	10/2018	$	1,102,764	BRL	4,403,000	2,995	(15,517)
	01/2019	BRL	934,600	$	254,993	25,315	0
	01/2019		90,507		340,000	0	(6,952)
CBK	10/2018	BRL	105,000	$	30,818	4,819	0
	10/2018	DKK	104,590		17,137	853	0
	10/2018	EUR	684,952		796,519	1,255	0
	10/2018	JPY	55,891,000		504,389	12,138	0
	10/2018	RUB	4,141,979		60,675	0	(2,405)
	10/2018	SEK	1,732,890		190,487	0	(4,496)
	10/2018	$	14,859	ARS	536,087	0	(2,082)
	10/2018		30,030	AUD	42,139	430	0
	10/2018		26,224	BRL	105,000	0	(225)
	10/2018		732,665	CAD	946,601	214	0
	10/2018		29,121	EUR	24,831	1	(292)
	10/2018		4,709	JPY	527,500	0	(66)
	10/2018		62,871	MXN	1,215,100	1,816	0
	10/2018		452,596	RUB	31,254,327	23,732	0
	10/2018		1,737	TRY	9,460	0	(188)
	11/2018	JPY	228,910,000	$	2,073,320	52,833	0
	11/2018	MXN	16,512,097		864,750	0	(11,695)
	11/2018	NGN	284,250		750	0	(29)
	11/2018	$	26,931	EUR	23,178	45	0
	11/2018		506,857	MXN	9,938,100	20,647	0
	11/2018		205,468	RUB	14,052,812	8,060	0
	12/2018	JPY	21,430,000	$	192,536	2,797	0
	12/2018	TRY	302,464		45,132	0	(2,546)
	12/2018	$	790	IDR	11,836,335	0	(6)
	12/2018		155,554	INR	11,419,234	0	(22)
	12/2018		25,564	TRY	170,443	1,207	0
	01/2019	BRL	352,200	$	92,633	6,080	0
	02/2019	AUD	1,200		872	3	0

See Accompanying Notes	25

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
DUB	10/2018	$	17,952	RUB	1,266,514	$1,326	$0
	10/2018		4,023	TRY	25,101	112	0
	11/2018	ARS	10,898	$	331	82	0
	11/2018	BRL	80,072		19,874	94	0
FBF	10/2018	$	50,316	RUB	3,525,320	3,446	0
GLM	10/2018	AUD	123,537	$	89,384	85	0
	10/2018	BRL	2,134,161		635,020	106,634	(62)
	10/2018	CAD	20,800		15,854	0	(253)
	10/2018	DKK	736,300		119,470	5,037	(204)
	10/2018	EUR	213,096		247,866	540	(89)
	10/2018	GBP	454,361		591,853	0	(362)
	10/2018	JPY	239,600		2,126	17	0
	10/2018	RUB	6,201,294		89,865	0	(4,740)
	10/2018	SEK	4,267,055		483,617	3,493	0
	10/2018	TRY	9,460		1,870	320	0
	10/2018	$	4,010	ARS	123,710	0	(1,074)
	10/2018		4,762	AUD	6,566	0	(16)
	10/2018		534,716	BRL	2,134,161	0	(6,269)
	10/2018		4,886	CAD	6,312	4	(3)
	10/2018		33,148	EUR	28,231	0	(371)
	10/2018		1,450,491	GBP	1,105,890	0	(9,074)
	10/2018		13,149	JPY	1,473,300	0	(182)
	10/2018		32,566	MXN	619,652	546	0
	10/2018		74,782	RUB	5,279,609	5,573	0
	10/2018		48,582	TRY	302,326	1,225	0
	11/2018	BRL	52,932	$	13,132	56	0
	11/2018	GBP	1,159,231		1,522,612	9,595	0
	11/2018	ILS	25,579		6,963	0	(85)
	11/2018	TRY	129,785		19,540	0	(1,488)
	11/2018	$	2,131	JPY	239,600	0	(17)
	11/2018		183,707	MXN	3,575,943	6,101	0
	11/2018		156,377	RUB	10,000,000	0	(4,430)
	11/2018		2,436	ZAR	32,875	0	(121)
	12/2018		19,254	RUB	1,276,059	80	0
	01/2019		65,364	BRL	246,200	0	(4,860)
	01/2019		5,552	DKK	35,405	8	0
HUS	10/2018	ARS	30,500	$	794	59	0
	10/2018	CAD	213,703		164,402	0	(1,068)
	10/2018	DKK	30,755		4,840	52	0
	10/2018	EUR	1,147,174		1,345,578	13,642	0
	10/2018	NGN	1,127,400		3,000	0	(97)
	10/2018	RUB	1,253,118		19,027	0	(75)
	10/2018	SEK	1,750,810		194,067	0	(2,933)
	10/2018	TRY	176,729		27,138	0	(1,608)
	10/2018	$	5,910	ARS	205,577	0	(1,003)
	10/2018		69	MXN	1,311	1	0
	10/2018		269,542	RUB	17,740,031	5,165	(4,252)
	10/2018		1,365,110	SEK	12,378,192	29,917	(2,247)
	10/2018		26,171	TRY	171,343	1,696	0
	11/2018	MXN	1,311	$	69	0	(1)
	11/2018	NOK	7,900		952	0	(21)
	11/2018	SEK	3,690,362		418,665	2,382	0
	11/2018	TRY	181,172		26,900	0	(2,175)
	11/2018	$	1,825	ARS	75,281	0	(134)
	11/2018		69,456	CAD	89,993	265	0
	11/2018		584,365	MXN	11,368,005	19,037	0
	11/2018		223,485	RUB	14,513,578	2,123	(5,078)
	11/2018		1,666	TRY	10,890	72	0
	11/2018		29,737	ZAR	443,347	1,731	(245)
	11/2018	ZAR	32,875	$	2,438	123	0
	12/2018	CNH	21,997		3,225	38	0
	12/2018	INR	1,846,000		25,000	0	(143)
	12/2018	THB	372,860		11,460	0	(98)
	12/2018	TRY	161,188		23,600	0	(1,926)
	03/2019	EUR	58,400		74,478	5,700	0
	12/2019	$	13,263	ARS	797,759	590	0
IND	10/2018	CAD	8,000	$	6,074	0	(120)
	11/2018	MXN	965,064		49,393	0	(1,832)
JPM	10/2018	BRL	2,800,650		714,335	20,856	0
	10/2018	CAD	515,559		397,884	0	(1,272)
	10/2018	DKK	142,595		22,507	307	0
	10/2018	EUR	510,969		595,129	1,869	0
	10/2018	JPY	46,752,200		414,906	3,427	0
	10/2018	NGN	3,874,100		10,250	0	(392)
	10/2018	RUB	24,866,048		355,336	0	(23,521)
	10/2018	TRY	542,818		87,998	0	(1,888)
	10/2018	$	3,401	AUD	4,725	14	0
	10/2018		715,210	BRL	2,800,650	265	(21,995)
	10/2018		22,509	DKK	142,595	0	(308)
	10/2018		26,563	EUR	22,675	0	(236)
	10/2018		3,503	GBP	2,650	0	(49)
	10/2018		112,471	JPY	12,693,300	0	(754)
	10/2018		536,660	MXN	10,359,051	14,817	0
	10/2018		163,297	RUB	10,810,738	4,363	(2,811)
	11/2018	JPY	12,693,300	$	112,725	757	0
	11/2018	MXN	3,545,793		184,950	0	(3,257)
	11/2018	NGN	3,947,942		10,500	0	(297)
	11/2018	$	13,249	ARS	528,500	0	(1,252)

26	See Accompanying Notes

September 30, 2018

(Unaudited)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	11/2018		251,308	MXN	4,900,000	$8,779	$0
	11/2018		68,136	RUB	4,331,095	0	(2,326)
	11/2018		144,554	TRY	928,121	4,342	0
	01/2019	AUD	25,000	$	18,155	69	0
	01/2019	BRL	116,341		31,507	2,917	0
	12/2019	$	4,745	ARS	280,906	133	0
MSB	10/2018	BRL	58,300	$	16,914	2,478	0
	10/2018	NGN	281,437		750	0	(23)
	10/2018	$	14,561	BRL	58,300	0	(125)
	12/2018		378,155	INR	27,588,301	0	(2,397)
MYI	10/2018	SEK	4,902,700	$	554,920	3,274	0
	11/2018	JPY	149,010,000		1,348,095	33,397	0
	11/2018	$	556,301	SEK	4,902,700	0	(3,263)
NAB	10/2018		2,627,842	EUR	2,250,828	0	(14,517)
	10/2018		2,376	JPY	263,700	0	(55)
	11/2018	EUR	2,250,828	$	2,634,235	14,584	0
	03/2019		14,800		18,804	1,374	0
NGF	11/2018	$	18,850	ARS	571,343	0	(5,785)
	12/2018	INR	1,846,000	$	25,000	0	(143)
	12/2018	$	2,211	SGD	3,023	5	0
RBC	10/2018	CAD	232,251	$	176,249	0	(3,564)
	10/2018	EUR	35,886		41,962	297	0
	10/2018	GBP	769,385		1,000,821	0	(1,996)
	10/2018	$	1,239	CAD	1,614	10	0
	11/2018		36,706	MXN	720,058	1,514	0
RYL	10/2018		12,333	RUB	848,942	621	0
SCX	10/2018	DKK	2,713,888	$	441,163	18,630	0
	10/2018	EUR	804,967		944,573	9,965	0
	10/2018	INR	2,023,288		27,667	0	(109)
	10/2018	NGN	2,838,660		7,518	0	(279)
	10/2018	RUB	7,489,835		110,380	0	(3,853)
	10/2018	TRY	71,525		10,780	0	(898)
	10/2018	$	10,445	DKK	66,162	0	(144)
	10/2018		10,256	GBP	7,778	0	(118)
	10/2018		70,680	RUB	4,836,279	3,090	0
	11/2018	NGN	704,222	$	1,837	0	(95)
	11/2018	$	46,081	TRY	308,236	3,105	0
	12/2018	KRW	367,809	$	332	0	(1)
	12/2018	$	6,019	INR	432,804	0	(124)
SOG	10/2018	DKK	3,421,655	$	562,817	30,089	0
	10/2018	SEK	1,101,375		121,156	0	(2,769)
	10/2018	$	279,843	RUB	19,149,529	12,221	0
	11/2018	GBP	6,071	$	7,774	0	(154)
	11/2018	$	79,856	RUB	5,116,233	0	(2,116)
	11/2018		46,081	TRY	307,429	2,976	0
	12/2018		107,204	RUB	7,351,825	4,184	0
SSB	10/2018	CAD	17,400	$	13,246	0	(228)
	10/2018	DKK	361,542		60,603	4,313	0
	10/2018	JPY	13,715,400		123,591	2,878	0
	10/2018	$	6,834	CAD	8,876	38	0
	10/2018		7,540	JPY	836,700	0	(177)
	11/2018	ARS	1,819,594	$	56,685	15,077	0
	12/2018	$	1,511	MYR	6,243	0	(4)
TOR	10/2018	DKK	1,170,452	$	189,900	7,669	0
	10/2018	$	341	DKK	2,205	2	0
	11/2018	MXN	383,719	$	19,697	0	(671)
UAG	10/2018	CAD	17,600		13,380	0	(249)
	10/2018	JPY	94,640,000		858,736	24,648	0
	10/2018	RUB	969,901		14,720	0	(65)
	10/2018	$	1,210,786	EUR	1,035,479	0	(8,543)
	10/2018		56,057	RUB	3,876,179	3,068	0
	10/2018		84,543	TRY	553,799	6,166	0
	11/2018	JPY	72,880,000	$	657,450	13,925	0
	11/2018	SEK	1,376,638		155,615	326	0
	11/2018	$	10,827	JPY	1,193,000	0	(294)
	11/2018		77,757	TRY	519,336	5,852	0
	12/2018		292,036	RUB	20,000,000	10,987	0
	04/2019	EUR	21,600	$	27,226	1,713	0

Total Forward Foreign Currency Contracts						$1,154,981	$(279,668)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC USD versus INR	INR	68.500	12/06/2018	$250,000	$276	$79
GLM	Put - OTC USD versus INR		67.000	11/22/2018	30,300	24	2
	Put - OTC USD versus INR		68.500	12/07/2018	104,800	105	34
HUS	Put - OTC USD versus INR		68.500	12/05/2018	170,800	143	53
JPM	Put - OTC USD versus INR		68.500	12/05/2018	212,500	234	66
MYI	Put - OTC USD versus INR		67.000	11/20/2018	118,300	100	6

						$882	$240

See Accompanying Notes	27

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$84,000	$4,032	$6,534
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	12/09/2019	20,000	920	1,594
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943%	12/12/2019	60,200	2,890	4,716

							$7,842	$12,844

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2048			$ 68.000	10/04/2018	$20,300	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2048			73.000	10/04/2018	588,700	23	0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048			73.500	11/06/2018	596,000	23	0
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2048			76.500	10/04/2018	51,000	2	0
GSC	Put - OTC Fannie Mae, TBA 4.000% due 11/01/2048			82.000	11/06/2018	41,000	3	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2048			68.000	11/06/2018	80,000	3	0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2048			70.000	11/06/2018	1,256,000	49	0
	Put - OTC Fannie Mae, TBA 4.500% due 11/01/2048			74.000	11/06/2018	30,000	1	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 12/01/2048			67.000	12/06/2018	1,000,000	39	0
	Put - OTC Fannie Mae, TBA 3.000% due 12/01/2048			70.000	12/06/2018	703,000	28	0
	Put - OTC Fannie Mae, TBA 3.500% due 12/01/2048			74.000	12/06/2018	980,000	38	0
	Put - OTC Fannie Mae, TBA 3.500% due 12/01/2048			78.000	12/06/2018	1,000,000	39	0

							$249	$0

Total Purchased Options							$8,973	$13,084

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.734	10/23/2018	AUD	199,300	$(761)	$(363)
	Call - OTC AUD versus USD		0.739	11/20/2018		199,300	(960)	(583)
	Call - OTC USD versus ZAR	ZAR	15.400	10/29/2018	$	186,300	(2,878)	(510)
BPS	Put - OTC USD versus CAD	CAD	1.282	10/26/2018		327,900	(1,889)	(1,425)
	Put - OTC USD versus RUB	RUB	66.740	10/02/2018		207,100	(1,108)	(3,899)
	Call - OTC USD versus RUB		67.100	10/11/2018		120,180	(3,697)	(303)
BRC	Put - OTC USD versus MXN	MXN	19.040	10/18/2018		240,100	(1,988)	(4,754)
CBK	Put - OTC USD versus RUB	RUB	68.000	10/16/2018		250,000	(2,200)	(9,659)
	Put - OTC USD versus RUB		68.500	10/18/2018		164,600	(2,231)	(7,540)
	Put - OTC USD versus RUB		68.450	10/19/2018		238,300	(1,900)	(10,714)
	Call - OTC USD versus RUB		68.000	10/23/2018		134,000	(3,824)	(499)
	Call - OTC USD versus TRY	TRY	6.800	11/09/2018		97,400	(3,702)	(960)
	Call - OTC USD versus TRY		7.700	12/07/2018		100,000	(3,101)	(649)
	Call - OTC USD versus TRY		7.015	12/21/2018		96,900	(3,635)	(1,861)
DUB	Put - OTC USD versus MXN	MXN	18.930	10/23/2018		100,000	(730)	(1,645)
	Put - OTC USD versus RUB	RUB	68.500	10/26/2018		50,600	(450)	(2,326)
GLM	Put - OTC USD versus MXN	MXN	18.780	10/11/2018		129,200	(788)	(1,195)
	Put - OTC USD versus RUB	RUB	66.900	10/12/2018		250,000	(2,106)	(5,752)
	Put - OTC USD versus RUB		68.220	10/29/2018		236,500	(1,983)	(10,075)
	Call - OTC USD versus TRY	TRY	7.280	11/02/2018		142,700	(3,612)	(413)
	Call - OTC USD versus ZAR	ZAR	16.200	11/09/2018		125,000	(2,393)	(233)
HUS	Put - OTC USD versus MXN	MXN	18.900	10/09/2018		216,100	(1,301)	(2,857)
	Call - OTC USD versus TRY	TRY	6.910	10/26/2018		117,400	(2,160)	(444)
	Call - OTC USD versus TRY		7.400	11/19/2018		37,500	(1,188)	(194)
	Call - OTC USD versus TRY		7.700	12/10/2018		31,100	(955)	(216)
	Call - OTC USD versus ZAR	ZAR	16.050	11/15/2018		196,200	(2,556)	(556)
JPM	Put - OTC USD versus SEK	SEK	8.830	10/17/2018		141,800	(671)	(799)
MYI	Call - OTC USD versus MXN	MXN	19.650	10/04/2018		250,000	(1,798)	(23)
	Put - OTC USD versus MXN		18.850	10/17/2018		150,000	(990)	(1,929)
SCX	Put - OTC USD versus RUB	RUB	66.860	10/05/2018		220,600	(1,679)	(4,639)
	Call - OTC USD versus RUB		67.550	10/09/2018		250,000	(5,647)	(353)
	Call - OTC USD versus TRY	TRY	7.110	10/23/2018		53,900	(1,274)	(107)
	Call - OTC USD versus ZAR	ZAR	16.000	10/26/2018		111,700	(1,510)	(99)

							$(67,665)	$(77,574)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(1)
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(70)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	0
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(7)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(4)

						$(71,048)	$(82)

28	See Accompanying Notes

September 30, 2018

(Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$369,200	$(4,033)	$(8,971)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	88,200	(926)	(2,143)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/12/2019	264,700	(2,887)	(6,447)

							$(7,846)	$(17,561)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 4.000% due 12/01/2048	$99.563	12/06/2018	$ 155,000	$(242)	$(215)

Total Written Options					$(146,801)	$(95,432)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

										Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.252%		$28,400	$239	$(76)	$163	$0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.354%		171,300	(250)	556	306	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2023	1.432%		79,600	(2,002)	410	0	(1,592)
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	1.335%		47,700	(5,272)	5,094	0	(178)
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	1.565%		1,800	(276)	262	0	(14)
	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	1.852%		10,000	(2,119)	1,959	0	(160)
BRC	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.354%		88,200	(219)	376	157	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	1.335%		8,300	(1,479)	1,448	0	(31)
CBK	AXA Equitable Holdings, Inc.	1.000%	Quarterly	06/20/2023	1.349%		9,600	(261)	121	0	(140)
	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	06/20/2024	0.361%		10,000	23	314	337	0
DUB	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.252%		45,000	287	(29)	258	0
GST	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	06/20/2024	0.361%		85,000	261	2,601	2,862	0
	Ohio State General Obligation Bonds, Series 2007	1.000%	Quarterly	09/20/2024	0.533%		10,000	102	149	251	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	1.335%		11,400	(1,214)	1,171	0	(43)
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	1.565%		100	(16)	15	0	(1)
	Qatar Government International Bond	1.000%	Quarterly	12/20/2018	0.130%		36,800	185	(100)	85	0
	South Africa Government International Bond	1.000%	Quarterly	12/20/2023	2.020%		900	(43)	1	0	(42)
HUS	Brazil Government International Bond	1.000%	Quarterly	03/20/2019	0.884%		16,500	13	1	14	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	1.335%		2,400	(221)	212	0	(9)
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	1.565%		2,300	(420)	402	0	(18)
	U.S. Treasury Notes	0.250%	Quarterly	12/20/2018	0.083%	EUR	25,000	(86)	99	13	0
JPM	Argentine Republic Government International Bond	5.000%	Quarterly	06/20/2020	5.045%		$10,000	(610)	618	8	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	1.335%		8,800	(993)	960	0	(33)
	Russia Government International Bond	1.000%	Quarterly	12/20/2023	1.432%		165,630	(4,314)	1,002	0	(3,312)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2023	2.020%		26,200	(1,330)	100	0	(1,230)
MYC	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	06/20/2024	0.361%		10,000	16	321	337	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	1.335%		94,500	(8,746)	8,393	0	(353)

								$(28,745)	$26,380	$4,791	$(7,156)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

								Swap Agreements, at Value
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$15,458	$(3,443)	$2,324	$0	$(1,119)
CBK	MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	70,750	(131)	1,292	1,161	0
	MCDX-26 5-Year Index	1.000%	Quarterly	06/20/2021	61,950	95	1,074	1,169	0
GST	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	21,400	(798)	965	167	0
	MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	201,800	(373)	3,684	3,311	0
	MCDX-26 5-Year Index	1.000%	Quarterly	06/20/2021	87,000	208	1,433	1,641	0
JPS	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	17,500	(665)	871	206	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	4,000	(183)	226	43	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	7,600	(315)	374	59	0
MEI	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	74,000	(3,879)	4,749	870	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	9,600	(498)	600	102	0

						$(9,982)	$17,592	$8,729	$(1,119)

Total Swap Agreements						$(38,727)	$43,972	$13,520	$(8,275)

See Accompanying Notes	29

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
AZD	$0	$0	$0	$0	$(107)	$0	$0	$(107)	$(107)	$0	$(107)
BOA	114,397	6,534	469	121,400	(6,046)	(10,427)	(1,592)	(18,065)	103,335	(94,640)	8,695
BPS	47,443	79	0	47,522	(37,907)	(5,627)	(352)	(43,886)	3,636	2,796	6,432
BRC	79,693	0	157	79,850	(17,214)	(4,754)	(1,150)	(23,118)	56,732	(50,080)	6,652
BSH	248,160	0	0	248,160	(22,469)	0	0	(22,469)	225,691	(228,720)	(3,029)
CBK	136,930	0	2,667	139,597	(24,052)	(31,953)	(140)	(56,145)	83,452	(60,550)	22,902
DUB	1,614	0	258	1,872	0	(3,971)	0	(3,971)	(2,099)	(438)	(2,537)
FAR	0	0	0	0	0	(215)	0	(215)	(215)	277	62
FBF	3,446	0	0	3,446	0	0	0	0	3,446	(1,400)	2,046
GLM	139,314	6,346	0	145,660	(33,700)	(26,258)	0	(59,958)	85,702	(77,910)	7,792
GST	0	0	8,317	8,317	0	0	(86)	(86)	8,231	(7,520)	711
HUS	82,593	53	27	82,673	(23,104)	(4,267)	(27)	(27,398)	55,275	(47,173)	8,102
IND	0	0	0	0	(1,952)	0	0	(1,952)	(1,952)	1,637	(315)
JPM	62,915	66	8	62,989	(60,358)	(810)	(4,575)	(65,743)	(2,754)	7,777	5,023
JPS	0	0	308	308	0	0	0	0	308	(270)	38
MEI	0	0	972	972	0	0	0	0	972	(860)	112
MSB	2,478	0	0	2,478	(2,545)	0	0	(2,545)	(67)	(2,540)	(2,607)
MYC	0	0	337	337	0	0	(353)	(353)	(16)	(34)	(50)
MYI	36,671	6	0	36,677	(3,263)	(1,952)	0	(5,215)	31,462	(22,040)	9,422
NAB	15,958	0	0	15,958	(14,572)	0	0	(14,572)	1,386	(1,130)	256
NGF	5	0	0	5	(5,928)	0	0	(5,928)	(5,923)	5,342	(581)
RBC	1,821	0	0	1,821	(5,560)	0	0	(5,560)	(3,739)	6,132	2,393
RYL	621	0	0	621	0	0	0	0	621	(640)	(19)
SAL	0	0	0	0	0	0	0	0	0	(120)	(120)
SCX	34,790	0	0	34,790	(5,621)	(5,198)	0	(10,819)	23,971	(17,080)	6,891
SOG	49,470	0	0	49,470	(5,039)	0	0	(5,039)	44,431	(42,410)	2,021
SSB	22,306	0	0	22,306	(409)	0	0	(409)	21,897	(19,910)	1,987
TOR	7,671	0	0	7,671	(671)	0	0	(671)	7,000	(5,995)	1,005
UAG	66,685	0	0	66,685	(9,151)	0	0	(9,151)	57,534	(58,103)	(569)

Total Over the Counter	$1,154,981	$13,084	$13,520	$1,181,585	$(279,668)	$(95,432)	$(8,275)	$(383,375)

(r)

Securities with an aggregate market value of $25,767 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$333	$333
Futures	0	0	0	0	166,442	166,442
Swap Agreements	0	229	0	0	32,163	32,392

	$0	$229	$0	$0	$198,938	$199,167

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,154,981	$0	$1,154,981
Purchased Options	0	0	0	240	12,844	13,084
Swap Agreements	0	13,520	0	0	0	13,520

	$0	$13,520	$0	$1,155,221	$12,844	$1,181,585

	$0	$13,749	$0	$1,155,221	$211,782	$1,380,752

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$50,564	$50,564
Swap Agreements	0	164	0	0	16,122	16,286

	$0	$164	$0	$0	$66,686	$66,850

30	See Accompanying Notes

September 30, 2018

(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$279,668	$0	$279,668
Written Options	0	0	0	77,574	17,858	95,432
Swap Agreements	0	8,275	0	0	0	8,275

	$0	$8,275	$0	$357,242	$17,858	$383,375

	$0	$8,439	$0	$357,242	$84,544	$450,225

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5,199)	$(5,199)
Written Options	0	0	0	0	7,356	7,356
Futures	0	0	0	0	(222,624)	(222,624)
Swap Agreements	0	28,636	0	0	27,230	55,866

	$0	$28,636	$0	$0	$(193,237)	$(164,601)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$305,573	$0	$305,573
Purchased Options	0	(444)	0	(47)	(773)	(1,264)
Written Options	0	3,984	0	58,956	9,242	72,182
Swap Agreements	0	9,857	0	0	(1,570)	8,287

	$0	$13,397	$0	$364,482	$6,899	$384,778

	$0	$42,033	$0	$364,482	$(186,338)	$220,177

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(10)	$(10)
Written Options	0	0	0	0	(1,206)	(1,206)
Futures	0	0	0	0	(68,975)	(68,975)
Swap Agreements	0	7,146	0	0	125,178	132,324

	$0	$7,146	$0	$0	$54,987	$62,133

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,353,225	$0	$1,353,225
Purchased Options	0	52	0	(643)	47,915	47,324
Written Options	0	(1,284)	0	(16,390)	(54,878)	(72,552)
Swap Agreements	0	(1,394)	0	0	254	(1,140)

	$0	$(2,626)	$0	$1,336,192	$(6,709)	$1,326,857

	$0	$4,520	$0	$1,336,192	$48,278	$1,388,990

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$82,881	$520,676	$603,557
Corporate Bonds & Notes
Banking & Finance	0	17,667,584	96,187	17,763,771
Industrials	0	3,519,022	40,547	3,559,569
Utilities	0	1,604,487	0	1,604,487
Municipal Bonds & Notes
Alabama	0	11,660	0	11,660
California	0	82,117	0	82,117
Connecticut	0	183	0	183
Georgia	0	60,334	0	60,334
Illinois	0	40,845	0	40,845
Iowa	0	22,217	0	22,217
Massachusetts	0	14,726	0	14,726
Michigan	0	269	0	269
New Jersey	0	3,383	0	3,383
New York	0	5,326	0	5,326
Ohio	0	3,768	0	3,768
Pennsylvania	0	9,543	0	9,543
Rhode Island	0	188	0	188
South Carolina	0	202	0	202
West Virginia	0	130,749	0	130,749
U.S. Government Agencies	0	41,502,808	491	41,503,299
U.S. Treasury Obligations	0	9,165,532	0	9,165,532
Non-Agency Mortgage-Backed Securities	0	8,797,945	1,333,742	10,131,687
Asset-Backed Securities	0	8,335,207	1,501	8,336,708
Sovereign Issues	0	1,423,603	0	1,423,603
Mutual Funds	1	0	0	1
Common Stocks
Consumer Discretionary	48	0	0	48
Preferred Securities
Banking & Finance	0	4,180	0	4,180
Short-Term Instruments
Commercial Paper	0	573,144	106,332	679,476
Short-Term Notes	0	90,020	0	90,020

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Argentina Treasury Bills	$0	$363,208	$0	$363,208
Greece Treasury Bills	0	211,618	0	211,618
Japan Treasury Bills	0	10,330,606	0	10,330,606
Nigeria Treasury Bills	0	32,831	0	32,831
U.S. Treasury Bills	0	303,733	0	303,733
	$49	$104,393,919	$2,099,476	$106,493,444

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,382,365	$0	$0	$8,382,365
Total Investments	$8,382,414	$104,393,919	$2,099,476	$114,875,809

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(24,484)	$0	$(24,484)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	166,467	32,700	0	199,167
Over the counter	0	1,181,585	0	1,181,585
	$166,467	$1,214,285	$0	$1,380,752

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(50,564)	(16,286)	0	(66,850)
Over the counter	0	(383,375)	0	(383,375)
	$(50,564)	$(399,661)	$0	$(450,225)
Total Financial Derivative Instruments	$115,903	$814,624	$0	$930,527

Totals	$8,498,317	$105,184,059	$2,099,476	$115,781,852

See Accompanying Notes	31

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$76,185	$524,810	$(72,290)	$52	$156	$(3,254)	$0	$(4,983)	$520,676	$(3,165)
Corporate Bonds & Notes
Banking & Finance	99,216	0	(419)	0	(4)	(2,606)	0	0	96,187	(2,606)
Industrials	37,240	0	(335)	47	(2)	0	3,597	0	40,547	0
U.S. Government Agencies	1,047	0	(566)	1	(10)	19	0	0	491	19
Non-Agency Mortgage-Backed Securities	2,405,936	1,287,039	(991,017)	(615)	695	(67,493)	0	(1,300,803)	1,333,742	(18,050)
Asset-Backed Securities	466,285	1,744	(260,499)	1	(12)	(714)	0	(205,304)	1,501	12
Short-Term Instruments
Short-Term Notes	32,625	0	(32,625)	0	0	0	0	0	0	0
Commercial Paper	0	106,639	0	13	0	(320)	0	0	106,332	(320)

Totals	$3,118,534	$1,920,232	$(1,357,751)	$(501)	$823	$(74,368)	$3,597	$(1,511,090)	$2,099,476	$(24,110)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$59,400	Indicative Market Quotation	Broker Quote	99.000
	147,316	Other Valuation Techniques (2)	—	—
	274,160	Proxy Pricing	Base Price	97.000 - 99.928
	39,800	Third Party Vendor	Broker Quote	99.500
Corporate Bonds & Notes
Banking & Finance	1	Other Valuation Techniques (2)	—	—
	80,532	Proxy Pricing	Base Price	99.521
	15,654	Reference Instrument	Option Adjusted Spread	500.644 bps
Industrials	36,420	Reference Instrument	Yield	10.040
	4,127	Third Party Vendor	Broker Quote	100.000 - 105.560
U.S. Government Agencies	319	Proxy Pricing	Base Price	100.019
	172	Proxy Pricing	Base Price	98.294
Non-Agency Mortgage-Backed Securities	28	Other Valuation Techniques (2)	—	—
	1,172	Proxy Pricing	Base Price	10.000 - 100.000
	1,304,707	Proxy Pricing	Base Price	33.855 - 100.000
	27,835	Third Party Vendor	Broker Quote	86.133
Asset-Backed Securities	1,338	Proxy Pricing	Base Price	100.250 - 101.000
	163	Third Party Vendor	Broker Quote	100.000
Short-Term Instruments
Commercial Paper	106,332	Proxy Pricing	Base Price	96.063 - 99.078

Total	$2,099,476

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

32	See Accompanying Notes

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	NXN	Natixis New York
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JP Morgan Securities, Inc.	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
COM	Commerz Bank AG	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
FBF	Credit Suisse International	NAB	National Australia Bank Ltd.

Currency Abbreviations:
ARS	Argentine Peso	IDR	Indonesian Rupiah	RUB	Russian Ruble
AUD	Australian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
BRL	Brazilian Real	INR	Indian Rupee	SGD	Singapore Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	THB	Thai Baht
CHF	Swiss Franc	KRW	South Korean Won	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand
GBP	British Pound	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	MSE	Montreal Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
BBR	Bank Bill Rate	DAC	Designated Activity Company	RMBS	Residential Mortgage-Backed Security
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Income Fund in its report to shareholders, a copy of which is included under Item 1 of the companion submission.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

  There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1)	Exhibit 99.CODE— Code of Ethics is not applicable for semiannual reports.
(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
(a)(3)	Not applicable to open-end investment companies.
(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.
(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018